UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 033-89560

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 31	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08666

Amendment No. 62	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT-7
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)(Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President Corporate Governance and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2012

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2012 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Modified Single Premium Deferred Variable Annuity Contract

M&T Variable Annuity Portfolio
The Best of America® All American AnnuitySM
The Best of America® All American Annuity SM (Compass)
The Best of America® All American Annuity SM (STI Classic Variable Trust)

Nationwide Life Insurance Company
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-7
The date of this prospectus is May 1, 2012 .
This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.  Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2012 ), which contains additional information about the contracts and the Variable Account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 47 .   T o obtain free copies of the Statement of Additional Information or to  make any other service or transaction requests, please contact the Service Center by one of the methods described in the " Contacting the Service Center " provision.
Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a website (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Variable annuity contracts involve investment risk and may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the Contract Value.  The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits.  A contract without credits may cost less.  Additionally, the cost of electing the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.

All American Annuity (issued before 5/1/00)
•	AllianceBernstein Variable Products Series Fund, Inc.
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Invesco
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Oppenheimer Variable Account Funds
•	Putnam Variable Trust
•	Van Eck VIP Trust

All American Annuity (issued between 5/1/00 and 2/14/02)
•	AllianceBernstein Variable Products Series Fund, Inc.
•	Dreyfus
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Invesco
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	Putnam Variable Trust
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust

All American Annuity (issued on or after 2/15/02)
•	AllianceBernstein Variable Products Series Fund, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Dreyfus

1

•	Dreyfus Investment Portfolios
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
•	Wilmington Funds

For a complete list of the available Sub-Accounts, please refer to "Appendix A: Underling Mutual Funds." For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.  Purchase payments not invested in the underlying mutual funds of the Variable Account may be allocated to the Fixed Account and/or the Guaranteed Term Options.

2

Glossary of Special Terms

Accumulation Unit- An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.

Annuitant- The person upon whose continuation of life benefit payments involving life contingencies depends.

Annuitization Date- The date on which annuity payments begin.

Annuity Commencement Date- The date on which annuity payments are scheduled to begin.  This date may be changed by the Contract Owner with Nationwide's consent.

Annuity Unit- An accounting unit of measure used to calculate the variable annuity payments.

Contract Owner- The person(s) who owns all rights under the contract.  All references in this prospectus to "you" shall mean the Contract Owner.

Contract Value- The total value of all Accumulation Units in a contract plus any amount held in the Fixed Account, any amount held under Guaranteed Term Options, and any amounts transferred as a loan to the collateral Fixed Account.

Contract Year- Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets- A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

Fixed Account- An investment option that is funded by Nationwide's General Account.  Amounts allocated to the Fixed Account will receive periodic interest, subject to a guaranteed minimum crediting rate.

General Account- All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option- Investment o ptions that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain periods of time (or terms), if certain conditions are met.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account- A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide- Nationwide Life Insurance Company.  All references in this prospectus to "we" or "us" shall mean Nationwide.

Net Asset Value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plan- A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

Service Center- The department of Nationwide responsible for receiving all service and transaction requests relating to the contract.  For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility.  For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility.  Information on how to contact the Service Center is in the "Contacting the Service Center" provision.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-Accounts- Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Target Term Option- Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation Date- Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 pm EST, but may close earlier on certain days and as conditions warrant.

3

Valuation Period- The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account- Nationwide Variable Account-7, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

4

Table of Contents	Page
Glossary of Special Terms	3
Contract Expenses	7
Underlying Mutual Fund Annual Expenses	9
Example	10
Synopsis of the Contracts	10
Purpose of the Contract
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Charges and Expenses
Annuity Payments
Taxation
Right to Examine and Cancel
Condensed Financial Information	13
Financial Statements	13
Nationwide Life Insurance Company	13
Nationwide Investment Services Corporation.	13
Investing in the Contract	13
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
Contacting the Service Center The Contract in General	16 17
Distribution, Promotional, and Sales Expenses
Underlying Mutual Funds Payments
Profitability
Contract Modification
Standard Charges and Deductions	18
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges, and Deductions	20
Reduced Purchase Payment Option
CDSC Options
Death Benefit Options
Guaranteed Minimum Income Benefit Options
Extra Value Option
Beneficiary Protector Option
Capital Preservation Plus Option
Removal of Variable Account Charges	26
Contract Ownership	27
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	28
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Examine and Cancel	32
Surrender (Redemption) Prior to Annuitization	32
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

5

Table of Contents (continued)	Page
Loan Privilege	34
Minimum and Maximum Loan Amounts
Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	35
Contract Owner Services	35
Asset Rebalancing
Dollar Cost Averaging
Enhanced Fixed Account Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	36
Annuitizing the Contract	37
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options
Annuity Payment Options
Death Benefits	40
Upon Death
Death Benefit Payment
Statements and Reports	43
Legal Proceedings	43
Table of Contents of Statement of Additional Information	47
Appendix A: Underlying Mutual Funds	48
Appendix B: Condensed Financial Information	75
Appendix C: Contract Types and Tax Information	125

6

Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%1

Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%

Loan Processing Fee	$252
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%3
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%4
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)5
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option Total Variable Account Charges (including this option only)	0.25%6 1.20%
Five Year CDSC Option Total Variable Account Charges (including this option only)	0.15%7 1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver Total Variable Account Charges (including this option only)	0.10%8 1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.05% 1.00%
Hardship Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.15% 1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option9 (available beginning January 2, 2001 or a later date if state law requires)
Total Variable Account Charges (including this option only)
0.15% 1.10%
One-Year Step Up Death Benefit Option10 (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)
Total Variable Account Charges (including this option only)
0.05% 1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option11 (available beginning January 2, 2001 or a later date if state law requires)
Total Variable Account Charges (including this option only)
0.20% 1.15%
5% Enhanced Death Benefit Option12 (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)
Total Variable Account Charges (including this option only)
0.10% 1.05%
(continued on next page)

7

Recurring Contract Expenses (continued)
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003)
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.40%
Guaranteed Minimum Income Benefit Option 2 Total Variable Account Charges (including this option only)	0.30% 1.25%
Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
0.45%13 1.40%
Beneficiary Protector Option14
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
0.40% 1.35%
Capital Preservation Plus Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
0.50%15 1.45%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.65%

8

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2011 , charged by the underlying mutual funds that you may pay periodically during the life of the contract.  The table does not reflect short-term trading fees.  More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.10%	2.25%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
(1) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2) any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide assesses a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

5 These charges apply only to Sub-Account allocations.  They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

6 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.  This option is not available to contracts issued as Investment-only Contracts.

7 Range of Five Year CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

8 If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver.  This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.

9 This option may not be elected with another death benefit option.

10 This option may be elected alone or along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

11 This option may not be elected with another death benefit option.

12 This option may be elected alone or along with the One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

13 Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued.  Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.

 14 This option may be elected at any time.

15 Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.

9

Example

This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or short-term trading fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the 7 year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.65%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses ( 2.25%)	$1,320	$2,336	$3,324	$5,872	*	$1,836	$3,024	$5,872	$620	$,1,836	$ 3,024	$5,872
Minimum Total Underlying Mutual Fund Operating Expenses ( 0.10%)	$1,094	$1,694	$2,311	$4,131	*	$1,194	$2,011	$4,131	$394	$1,194	$2,011	$4,131

*The contracts sold under this prospectus do not permit annuitization during the first 2 Contract Years.

Synopsis of the Contracts

The contracts described in this prospectus are modified single purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant."

The contracts can be categorized as:

•	Charitable Remainder Trust s;
•	Investment-only Contracts (Qualified Plans) ;
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*;
•	Non-Qualified Contract s;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs, and
•	Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*.

*Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see "Appendix C: Contract Types and Tax Information" later in this prospectus.  Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying Nationwide in writing (see "Surrender (Redemption) Prior to Annuitization").  After the Annuitization Date, surrenders are not permitted (see "Surrender (Redemption) After Annuitization").

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same Annuitant; or

•	in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the Contract Value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the Contract Owner.

10

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$15,000	$1,000
Investment-only (Qualified Plans)	$15,000	$1,000
IRA	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Simple IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the Contract Owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states .

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000.  Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Dollar Limit Restrictions

In addition to the potential purchase payment restrictions listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets of the Variable Account.  Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing, and maintaining variable annuity contracts.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

CDSC Options

There are several CDSC options that are available to Contract Owners at the time of application.  The CDSC options each have different characteristics and costs.  The charge associated with each option is charged as a percentage of the Daily Net Assets of the Variable Account.  They are as follows:

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Option	Contract Type	Charge
Five Year CDSC Option	All*	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%

*In the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Reduced Purchase Payment Option

If the Contract Owner elects the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum purchase payment to $1,000 and subsequent purchase payments to $25.  In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets of the Variable Account.  This option is not available for contracts issued as Investment-only Contracts.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charge*
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option1	0.15%
One-Year Step Up Death Benefit Option2	0.05%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option3	0.20%
5% Enhanced Death Benefit Option4	0.10%

*The charges shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.

1The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is available beginning January 2, 2001 (or a later date if state law requires).

2The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option.  This option may be elected along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

3The Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is available beginning January 2, 2001 (or a later date if state law requires).

4The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option.  This option may be elected along with the One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available under the contract at the time of application.  If the Contract Owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the Daily Net Assets of the Variable Account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit Options").

Extra Value Option

An Extra Value Option is available under the contract at the time of application.  If the Contract Owner elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force.  In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets of the Variable Account.  Nationwide will discontinue deducting this charge seven years from the date the contract was issued.  Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account for the first seven Contract Years will be lowered by 0.45% due to the assessment of this charge.  Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

Beneficiary Protector Option

A Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.  If the Contract Owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account will be lowered by 0.40% due to the assessment of this charge (see "Beneficiary Protector Option").

Capital Preservation Plus Option

The Capital Preservation Plus Option may be elected at application.  If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

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Charges for Optional Benefits

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits will be waived and only those charges applicable to the base contract will be assessed.  For contracts with the Extra Value Option, the charge for that option will be assessed for seven years from the date the contract was issued.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization.  Nationwide will send annuity payments no later than seven days after each annuity payment date.

Taxation

How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract.   Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

Right to Examine and Cancel

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less withdrawals from the contract, any Extra Value Option credits, and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less withdrawals from the contract, any Extra Value Option credits, and any applicable federal and state income tax withholding.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to "Appendix B: Condensed Financial Information" for information regarding the minimum and maximum class of Accumulation Unit values.  All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.

Nationwide Life Insurance Company

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act").  In reliance on that exemption, Nationwide does not file periodic reports that would otherwise be required under the 1934 Act.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-7 is a Variable Account that invests in the underlying mutual funds listed in "Appendix A: Underlying Mutual Funds."  Nationwide established the Variable Account on July 22, 1994, pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.

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The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations.  Contract Owners can obtain prospectuses for underlying funds at any other time by contacting the Service Center.

Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.  Contract Owners should read these prospectuses carefully before investing.

The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract Owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract Owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current underlying mutual fund are no longer available for investment; or

2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-7 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All Contract Owners will be notified in the event Nationwide deregisters the Variable Account.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000.  Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.

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However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed.  When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.  Contract Owners can obtain a GTO prospectus by contacting the Service Center.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the Annuitization Date.  In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For Contract Owners that elect the following optional benefits, allocations made to the Guaranteed Term Options will be assessed a fee as indicated:

Optional Benefit	GTO Charge
Extra Value Option	0.45%*
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%

*The GTO charge associated with this option will not be assessed after the end of the seventh Contract Year.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The Fixed Account is an investment option that is funded by the assets of Nationwide's General Account.  The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.  The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.

Purchase payments will be allocated to the Fixed Account by election of the Contract Owner.  Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:

•
New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying investment options in the Variable Account to the Fixed Account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the Variable Account to the Fixed Account.

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•
Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period.  The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the Contract Owner's Fixed Account matures.  At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the Fixed Account allocation occurs.  If Contract Value is allocated to the Fixed Account and the Contract Owner subsequently elects the Capital Preservation Plus Option, the current Fixed Account interest rate guarantee period will terminate.  If such Contract Owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

Credited interest rates are annualized rates – the effective yield of interest over a one year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than 12 months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.  The Contract Owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the Fixed Account Contract Value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Fixed Account Charges Assessed for Certain Optional Benefits

All guaranteed interest rates credited to the Fixed Account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits.  However, for Contract Owners that elect certain optional benefits available under the contract, a charge is assessed to assets allocated to the Fixed Account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

Optional Benefit	Fixed Account Charge
Extra Value Option	0.45%*
Beneficiary Protector Option	0.40%

*The Fixed Account charge associated with this option will not be assessed after the end of the seventh Contract Year.

Although there is a fee assessed to the assets in the Fixed Account when any of the above optional benefits are elected, Nationwide guarantees that the guaranteed interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.

Contacting the Service Center

All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:

•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)

•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021

•	by fax at 1-888-634-4472

•	by Internet at www.nationwide.com.

Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.

Not all methods of communication are available for all types of requests.  To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center.  Requests submitted by means other than described in this prospectus could be returned or delayed.

Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order.  Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide.  If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request.  Requests that are not in good order may be delayed or returned.  Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.

Nationwide may be required to provide information about your contract to government regulators.  If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.

Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may record telephone requests.  Telephone and computer systems may not always be available.  Any

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telephone system or computer, whether yours or Nationwide's, can experience outages or slowdowns for a variety of reasons.  The outages or slowdowns could prevent or delay processing.  Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay.  To avoid technical difficulties, submit transaction requests by mail.

The Contract in General

Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued.  Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges.  This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, please contact the Service Center.

Nationwide will not contest the contract.

In order to comply with the USA Patroit Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that Contract Owners and prospective Contract Owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

These contracts are offered to customers of various financial institutions and brokerage firms.  No financial institution or brokerage firm is responsible for any of the contractual benefits and features guaranteed under the contracts.  These guarantees are the sole responsibility of Nationwide.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional, and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.50%.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.  In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide's Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily .   The Variable Account (and not the Contract Owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be

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derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 201 1 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.60% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's advisor or subadvisor is one of our affiliates or whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make payments to us or our affiliates. There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 0.95% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from this charge.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may generate a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first).

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The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

Some state jurisdictions require a lower CDSC schedule.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's General Account, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:

a)	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

b)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

In addition, no CDSC will be deducted:

1)	upon the annuitization of contracts which have been in force for at least two years;

2)	upon payment of a death benefit; or

3)	from any values which have been held under a contract for at least seven years ( five years if the Five Year CDSC Option is elected).

No CDSC applies to transfers among Sub-Accounts or between or among the Guaranteed Term Options, the Fixed Account, or the Variable Account.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b) where:

a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the Contract Value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets.  Contract Owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A: Underlying Mutual Funds" later in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable

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Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of Annuity Units to make annuity payments; or

•	surrenders of Accumulation Units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to Contract Owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

For contracts with the Extra Value Option, the charge for that option will be assessed for seven years from the date the contract was issued.

Reduced Purchase Payment Option

If the Contract Owner chooses the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets of the Variable Account.  In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25.  This option is not available for Investment-only Contracts.  Nationwide may realize a profit from the charge assessed for this option.

The Contract Owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election, the total of all purchase payments, less surrenders, is maintained at $25,000 or more.

The election to terminate the option must be submitted in writing on a form provided by Nationwide.  Termination of the option will occur as of the date on the election form, and the charge for the option will no longer be assessed.  Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC Options

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account, the Contract Owner may choose the Five Year CDSC Option.  Nationwide may realize a profit from the charge assessed for this option.

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

The Five Year CDSC Option applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	4%
4	2%
5	0%

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Additional Withdrawal Without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year.  For an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account, the Contract Owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC.  This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC.  Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.  Nationwide may realize a profit from the charge assessed for this option.

This option also contains a disability waiver.  Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

10 Year and Disability Waiver

For an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the Variable Account, the Contract Owner of a Tax Sheltered Annuity can purchase the 10 Year and

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Disability Waiver.  Under this option, Nationwide will waive CDSC if two conditions are met:

1)	the Contract Owner has been the owner of the contract for 10 years; and

2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.

This option also contains a disability waiver.  Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.  Nationwide may realize a profit from the charge assessed for this option.

Hardship Waiver

For an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account, the Contract Owner of a Tax Sheltered Annuity can purchase the Hardship Waiver.  Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)).  The Contract Owner may be required to provide proof of hardship.

If this waiver becomes effective, no additional purchase payments may be made to the contract.  Nationwide may realize a profit from the charge assessed for this option.

Death Benefit Options

The following death benefit options are available with the contracts.  Nationwide may realize a profit from charges assessed for any optional death benefit elected.

One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of the death benefit option, are discussed in the "Death Benefit Payment" provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the Variable Account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of the death benefit option, is discussed in the "Death Benefit Payment" provision.

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of the death benefit option, are discussed in the "Death Benefit Payment" provision.

5% Enhanced Death Benefit

Until state approval is received for the Greater of One-Year  or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of the death benefit option, is discussed in the "Death Benefit Payment" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the Contract Owner could have purchased one of two Guaranteed Minimum Income Benefit ("GMIB") options at the time of application.  If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the Daily Net Assets of the Variable Account, depending on which option was chosen.  GMIB options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances.  A GMIB may afford protection against unfavorable investment performance.

Nationwide may realize a profit from the charge assessed for these options.

Extra Value Option

Applicants should be aware of the following prior to electing the Extra Value Option:

(1)	Nationwide may make a profit from the Extra Value Option charge.

(2)
Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.

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(3)
Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4)
If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for surrender.

(5)	The cost of the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

(6)
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects the Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

For an additional charge at an annualized rate of 0.45% of the Daily Net Assets of the Variable Account, the Contract Owner can purchase the Extra Value Option at the time of application.  Allocations made to the Fixed Account or to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account for the first seven Contract Years will be lowered by 0.45% due to the assessment of this charge.

In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force.  This credit is funded from Nationwide's General Account.  The amount credited will be allocated among the Sub-Accounts, the Fixed Account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective Contract Owners to choose between two different Variable Account charge structures for the first seven years of the contract.

If the Extra Value Option is elected and no additional optional benefits are elected, the total Variable Account charges under the contract will be an annualized rate of 1.40% of the Daily Net Assets of the Variable Account for the first seven years of the contract.  If the Extra Value Option is not elected, total Variable Account charges will be an annualized rate of 0.95% (assuming no other optional benefits are elected) of the Daily Net Assets of the Variable Account for the first seven years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective Contract Owner believes it is more advantageous to have:

a)	a 1.40% Variable Account charge for the first seven years of the contract, plus the Extra Value Option credit; or

b)	a 0.95% Variable Account charge for the first seven years of the contract, without the Extra Value Option credit.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

a)	the Contract Owner elects to surrender the contract pursuant to the contractual free look provisions; or

b)	withdrawals that are subject to a CDSC are taken before the end of the seventh Contract Year.

If the contract is surrendered pursuant to the contractual free look, Nationwide will recapture the full credited amount.  In certain states which require the return of purchase payments and for all contracts issued as Individual Retirement Annuities, upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contract.

After the free look period and before the seventh contract anniversary, any amounts withdrawn from the contract that are subject to a CDSC subjects a part of the amount credited to recapture.  For example, if a Contract Owner withdraws 13% of purchase payments made within the first Contract Year, 3% of the amount credited will be recaptured by Nationwide, since the Contract Owner may withdraw only 10% of purchase payments without a CDSC.  This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC.  The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion as allocated by the Contract Owner at the time of the withdrawal.

No amount credited will be subject to recapture if the withdrawal is not subject to a CDSC or if a distribution is taken as a result of death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code.  In addition, no recapture will take place after the seventh Contract Year.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account, the Contract Owner may purchase a Beneficiary Protector Option.  Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account will be lowered by 0.40% due to the assessment of this charge.  Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the Annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract.  If the Beneficiary Protector Option is elected with a contract that also has spouses designated as Annuitant and co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the co-Annuitant does not have any rights under this benefit unless the co-Annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the Annuitant.  Upon the death of the

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Annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)	take distribution of the contract in the form of the death benefit or required distributions, as applicable; or

(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial Contract Owner and subject to any mandatory distribution rules.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the Annuitant dies prior to the first contract anniversary after the Annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) – (b) – (c); where:

a = the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;

b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the Annuitant dies prior to the first contract anniversary after the Annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:

a = Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals; and

d = any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the Annuitant's 85th birthday, then:

a)	Nationwide will credit an amount equal to 4% of the Contract Value on the contract anniversary to the contract;

b)	the benefit will terminate and will no longer be in effect; and

c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the Sub-Accounts, the Fixed Account, and the Guaranteed Term Options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time ( three, five, seven , or ten years -- the "program period").  Effective May 1, 2011, the only CPP program period available is the 10-year CPP program period; CPP program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current CPP program period.  Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of Contract Value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of the Fixed Account and certain underlying mutual funds that are available under the program.  This investment component is allocated according to Contract Owner instructions.

If Contract Value is allocated to the Fixed Account and the Contract Owner subsequently elects the Capital Preservation Plus Option, the current Fixed Account interest rate guarantee period will terminate.  If such Contract Owner allocates all of part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term

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Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.  All references to Guaranteed Term Options in this "Capital Preservation Plus Option" provision will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components.  Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period.  When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option.  To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment.  The balance of the Contract Value would be available to be allocated among underlying funds or the Fixed Account.  This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the Fixed Account.  This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may only be elected at the time of application.

Note:   The Capital Preservation Plus Option option was not available before May 1, 2003 .

Conditions Associated with the Capital Preservation Plus Option

A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the program period, the following conditions apply:

•	If surrenders or contract charges are deducted from the contract subsequent to electing this option, the guarantee will be reduced proportionally.

•	Only one Capital Preservation Plus Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

•
If, while the Capital Preservation Plus Option is elected, the Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a Guaranteed Term Option and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Fixed Account and/or the available underlying mutual funds.  The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.

Nationwide makes only certain underlying mutual funds available when a Contract Owner elects the Capital Preservation Plus Option.  Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective.  The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.

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The Fixed Account and the following underlying mutual funds only are available when the Capital Preservation Plus Option is elected:

Dreyfus

•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Stock Index Fund, Inc.: Service Shares

Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class
•	VIP Equity-Income Portfolio: Service Class 2
•	VIP Growth Portfolio: Service Class 2
•	VIP Mid Cap Portfolio: Service Class 2

Invesco

•	Invesco V.I. Core Equity Fund: Series I
•	Invesco V.I. Core Equity Fund: Series II
•	Invesco Van Kampen V.I. American Franchise Fund: Series II
•	Invesco Van Kampen V.I. Comstock Fund: Series II
•	Invesco Van Kampen V.I. Mid Cap Growth Fund: Series I
•	Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II

Ivy Funds Variable Insurance Portfolios, Inc.
•	Asset Strategy

MFS® Variable Insurance Trust
•	MFS Value Series: Service Class

Nationwide Variable Insurance Trust
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	NVIT CardinalSM Aggressive Fund: Class II
•	NVIT CardinalSM Balanced Fund: Class II
•	NVIT CardinalSM Capital Appreciation Fund: Class II
•	NVIT CardinalSM Conservative Fund: Class II
•	NVIT CardinalSM Moderate Fund: Class II
•	NVIT CardinalSM Moderately Aggressive Fund: Class II
•	NVIT CardinalSM Moderately Conservative Fund: Class II
•	NVIT Government Bond Fund: Class I
•	NVIT Investor Destinations Funds: Class II

➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Balanced Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Capital Appreciation Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Aggressive Fund: Class II
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Mid Cap Index Fund: Class II
•	NVIT Money Market Fund: Class I
•	NVIT Multi-Manager Large Cap Growth Fund: Class II
•	NVIT Multi-Manager Large Cap Value Fund: Class II
•	NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	NVIT Multi-Manager Mid Cap Value: Class II
•	NVIT Nationwide Fund: Class II
•	NVIT Short Term Bond Fund: Class II

Oppenheimer Variable Account Funds
•	Oppenheimer Global Strategic Income Fund/VA: Service Shares
•	Oppenheimer Main Street Fund®/VA: Service Shares

Wilmington Funds
•	Wilmington Managed Allocation Fund – Moderate Growth II

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009:

Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:

Dreyfus
•	Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares

Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
•	Federated Quality Bond Fund II: Service Shares

Neuberger Berman Advisers Management Trust
•	AMT Socially Responsive Portfolio: I Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2006:

Fidelity Variable Insurance Products Fund
•	VIP Dynamic Capital Appreciation Portfolio: Service Class 2
•	VIP Growth & Income Portfolio: Service Class 2
•	VIP Value Strategies Portfolio: Service Class
•	VIP Value Strategies Portfolio: Service Class 2

MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class
•	MFS Mid Cap Growth Series: Service Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2005:

Putnam Variable Trust
•	Putnam VT Growth & Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

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The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class B
•	AllianceBernstein Large Cap Growth Portfolio: Class B

Federated Insurance Series
•	Federated Capital Appreciation Fund II: Service Shares

Fidelity Variable Insurance Products Fund
•	VIP Growth Strategies Portfolio: Service Class 2

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives Sub-Account allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to Contract Owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the Contract Owner takes a surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the Guaranteed Term Option.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers between the Fixed Account and the Variable Account, and among Sub-Accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.

During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the Contract Owner elected a program period matching a seven year Guaranteed Term Option, upon reaching the fifth anniversary of the program, the Contract Owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at the Service Center within 60 days after the option's fifth anniversary.

If the Contract Owner elected a program period matching a 10 year Guaranteed Term Option, upon reaching the seventh anniversary of the program, the Contract Owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at the Service Center within 60 days after the option's seventh anniversary.

If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investments allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.  Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments.  If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the m oney market Sub-Account .

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time.  If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a Variable Account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

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The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years.  At the end of that period, the contract will be re-rated, and the 0.45% charge associated with the Extra Value Option will be removed.  From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%.  Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Contract Ownership

The Contract Owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

Contract Owners of Non-Qualified Contract s may name a new Contract Owner at any time before the Annuitization Date.  Any change of Contract Owner automatically revokes any prior Contract Owner designation.  Changes in Contract Ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in Contract Ownership must be submitted in writing and recorded at the Service Center .  Once recorded, the change will be effective as of the date signed.  However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The Contract Owner may also request a change in the Annuitant, contingent Annuitant, contingent owner, beneficiary, or contingent beneficiary before the Annuitization Date.  These changes must be:

•	on a Nationwide form;

•	signed by the Contract Owner; and

•	received at the Service Center before the Annuitization Date.

Nationwide must review and approve any change requests.  If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change.

On the Annuitization Date, the Annuitant will become the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust .

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract Owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contract s;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	an election in writing signed by both Contract Owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a Contract Owner who is not the Annuitant dies before the Annuitization Date, and there is no surviving joint owner.

The Contract Owner may name or change a contingent owner at any time before the Annuitization Date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the Contract Owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.  The Annuitant may be changed before the Annuitization Date with Nationwide's consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no contingent annuitant.  The Contract Owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when the Annuitant dies.  The Contract Owner can name more than one contingent

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beneficiary.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

The Contract Owner may change the beneficiary or contingent beneficiary during the Annuitant's lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the Annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$15,000	$1,000
Investment-only	$15,000	$1,000
IRA	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Simple IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the Contract Owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant or co-Annuitant.  If upon notification of death of the Contract Owner(s), the Annuitant or co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to   five business days while attempting to complete it.  If the application is not completed within five business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available Accumulation Unit value after the payment is received at the Service Center . The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.  If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents' Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is

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closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts, the Fixed Account, and/or Guaranteed Term Options as instructed by the Contract Owner.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.

Contract Owners can change allocations or make exchanges among the Sub-Accounts, Fixed Account, or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

1)	the value of amounts allocated to the Sub-Accounts of the Variable Account;

2)	amounts allocated to the Fixed Account; and

3)	amounts allocated to a Guaranteed Term Option.

If part or all of the Contract Value is surrendered, or charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to Sub-Accounts are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor for any particular Sub-Account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)	is the sum of:

1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period); and

b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period; and

c)
is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner.  The factor is equal to an annualized rate ranging from 0.95% to 3.65% of the Daily Net Assets of the Variable Account, depending on which optional benefits the Contract Owner elects.

Based on the change in the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining Fixed Account Value

Nationwide determines the value of the Fixed Account by:

1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn;

2)	adding any interest earned on the amounts allocated; and

3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)	subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account or to a Guaranteed Term Option

Contract Owners may request to have Fixed Account allocations transferred to the Variable Account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such Fixed Account allocations to be transferred to the Variable Account or to a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the Fixed

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Account allocation reaching the end of an interest rate guarantee period.  Transfers of the Fixed Account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account to the Variable Account under the terms of that program (see "Dollar Cost Averaging").

If there is Contract Value allocated to the Fixed Account at the time the Capital Preservation Plus Option is elected, the Fixed Account interest rate guarantee period will end and that Contract Value may be transferred according to the terms of the option elected.

Transfers to the Fixed Account

Contract Owners may request to have Variable Account allocations transferred to the Fixed Account at any time.  Normally, Nationwide will not restrict transfers from the Variable Account to the Fixed Account; however, Nationwide may establish a maximum transfer limit from the Variable Account to the Fixed Account.  Except as noted below, the transfer limit will not be less than 10% of the current value of the Variable Account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.  However, where permitted by state law, Nationwide reserves the right to refuse transfers to the Fixed Account (whether from the Variable Account or a Guaranteed Term Option) at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the Annuitization Date.  Guaranteed Term Options are not available after annuitization.

Transfer Requests

Contract Owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.  Within 45 days after the end of an interest rate guarantee period, transfers may be made from the Fixed Account to the Variable Account or to the Guaranteed Term Options.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the Fixed Account that is maturing.

For new purchase payments allocated to the Fixed Account, or transfers to the Fixed Account from the Variable Account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one- year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to three months beyond the one- year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  Nationwide makes no assurances that all risks

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associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a Contract Owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only two underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the Fixed Account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners.  These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisors via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisors will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

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(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less withdrawals from the contract, any Extra Value Option credit, and any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less withdrawals from the contract, any Extra Value Option credit, and any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

For those jurisdictions that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited; all losses attributable to the amount credited will be incurred by Nationwide.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract Owners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

If the Extra Value Option is elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured.  No recapture will take place after the seventh Contract Year.  The amount credited will not, however, be subject to recapture if a withdrawal not subject to the CDSC is being made (see "Extra Value Option").

Nationwide will pay any amounts surrendered from the Sub-Accounts within seven days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see "Pricing").

Nationwide is required by state law to reserve the right to postpone payment of assets in the Fixed Account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a tax penalty (see "Federal Income Taxes" in "Appendix C: Contract Types and Tax Information").

Partial Surrenders (Partial Redemptions)

Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The Contract Owner may take the CDSC from either:

a)	the amount requested; or

b)	the Contract Value remaining after the Contract Owner has received the amount requested.

If the Contract Owner does not make a specific election, any applicable CDSC will be taken from the Contract Value remaining after the Contract Owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the Contract Owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

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Partial Surrenders to Pay Investment Advisory Fees

Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some Contract Owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any recapture of any Extra Value Option credit;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the Fixed Account and any interest credited; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

Surrenders Under a Tax Sheltered Annuity

Contract Owners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:

A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (as described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

B)	The surrender limitations described in Section A also apply to:

1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers, subject to any CDSC.

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Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  Contract Owners of Tax Sheltered Annuities can take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.

The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)

ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Loan Processing Fee

Nationwide charges a loan processing fee at the time each new loan is processed.  This fee will not exceed $25 per loan processed.  The loan processing fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the Sub-Accounts, Fixed Account, and Guaranteed Term Options in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral Fixed Account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.  If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.  No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full.  The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.

Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the Contract Owner/Annuitant dies;

•	the Contract Owner who is not the Annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the

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borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract Owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of Contract Value to the Sub-Accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the Fixed Account or the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity.  Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time.  Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts.  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts:

Federated Insurance Series
•	Federated Quality Bond Fund II: Service Shares (only available in contracts for which good order applications were received before May 1, 2008)

Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Service Class 2R

Nationwide Variable Insurance Trust
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I

to any other Sub-Account(s).  Dollar Cost Averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options.  Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested.  Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise.  Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to   six months from the date of the transfer request.

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Enhanced Fixed Account Dollar Cost Averaging

Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging."

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s).  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging.  Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options.  Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account.  Each enhanced rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise.  Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.  Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account, including the enhanced rate Fixed Account, for a period of up to six months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner.  The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through Systematic Withdrawals.

If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege, and a given percentage of the Contract Value that is based on the Contract Owner's age.  This translates into CDSC-free Systematic Withdrawals equal to the greatest of:

1)
10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver);

2)	an amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or

3)	a percentage of the Contract Value based on the Contract Owner's age, as shown in the following table:

Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract Value and Contract Owner's age are determined as of the date the request for the withdrawal program is recorded by the Service Center .  For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any Contract Year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that Contract Year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Nationwide reserves the right to stop establishing new Systematic Withdrawals programs.  Systematic Withdrawals are not available before the end of the free look period (see "Right to Examine and Cancel").

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin.  The Contract Owner may change the Annuity Commencement Date before annuitization.  This change must be in writing and approved by Nationwide.

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Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  Annuity payments will not begin until the Contract Owner affirmatively elects to begin annuity payments.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least two years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions" in "Appendix C: Contract Types and Tax Information").

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

1)	an annuity payment option; and

2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the Contract Owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total Contract Value; then

2)	applying the Contract Value amount specified by the Contract Owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise.  Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in "Appendix A: Underlying Mutual Funds."

A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total Contract Value; then

2)	applying the Contract Value amount specified by the Contract Owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date.  The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one underlying mutual fund to another.

The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

1)	multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period (see "Determining the Contract Value"); and then

2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity

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payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges may only be made on each anniversary of the Annuitization Date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the Contract Value; or

•
an annuity payment would be less than $100, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $100.  Payments will be made at least annually.

Nationwide will send annuity payments no later than seven days after each annuity payment date.

Guaranteed Minimum Income Benefit Options

GMIBs are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

A GMIB is a benefit which ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract.  This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments.  The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application.  The Guaranteed Annuitization Value is determined differently based on which option the Contract Owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:

a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the Annuitant's 86th birthday; and

b)
is the reduction to (a) due to surrenders made from the contract.  All such reductions will be proportionately the same as the reductions to the Contract Value caused by surrenders.  For example, a surrender which reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first Contract Year, if the value of the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:

1)	the application of additional purchase payments;

2)	surrenders; or

3)	transfers from the Variable Account,

then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.

If the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of the Variable Account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest Contract Value on any contract anniversary occurring prior to the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

When the Guaranteed Annuitization Value May Be Used

The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

1)	after the contract has been in effect for seven years; and

2)	the Annuitant has attained age 60.

Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value

The Contract Owner may elect any life contingent FIXED Annuity Payment Option calculated using the guaranteed annuity purchase rates set forth in the contract.  Such Fixed Annuity Payment Options include:

•	Life Annuity;
•	Joint and Last Survivor Annuity; and
•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

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Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**

The GMIB is irrevocable and will remain for as long as the contract remains in force.

Important Considerations to Keep in Mind Regarding the GMIB Options
While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

♦ A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

♦ Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

♦ The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.

♦ Please take advantage of the guidance of a qualified financial advisor in evaluating the GMIB options, and all other aspects of the contract.

♦ The GMIB may not be approved in all state jurisdictions.

Annuity Payment Options

Contract Owners must elect an annuity payment option before the Annuitization Date.  If an annuity payment option is not elected, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

The annuity payment options are:

1)
Life Annuity. An annuity payable periodically, but at least annually, for the lifetime of the Annuitant.  Payments will end upon the Annuitant's death.  For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment.  The Annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity. An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under option one, there is no guaranteed number of payments.  Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit payment will be paid.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed. An annuity payable monthly during the lifetime of the Annuitant.  If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the Annuitant's death.

Not all of the annuity payment options may be available in all states.  Contract Owners may request other options before the Annuitization Date.  These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contract s will be made until an annuity payment option has been elected.  Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

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Death Benefits

Upon Death

If death occurs before Annuitization:

If the deceased is the …	And …	and …	then the …
Contract Owner	The Contract Owner is not the Annuitant	There is a surviving joint owner	Surviving joint owner becomes the Contract Owner and no death benefit is paid.
Contract Owner	The Contract Owner is not the Annuitant	There is a contingent owner but no surviving joint owner	Contingent owner becomes the Contract Owner and no death benefit is paid.
Contract Owner	The Contract Owner is not the Annuitant	There is no surviving joint owner or surviving contingent owner	Estate of the last surviving Contract Owner becomes the new Contract Owner and no death benefit is paid.
Contract Owner	The Contract Owner is the Annuitant	There is a surviving beneficiary	Death benefit is paid to the beneficiary.
Contract Owner	The Contract Owner is the Annuitant	There is no surviving beneficiary	Death benefit is paid to the contingent beneficiary.
Contract Owner	The Contract Owner is the Annuitant	There is no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the surviving Contract Owner.
Contract Owner	The Contract Owner is the Annuitant	There is no surviving beneficiary, no surviving contingent beneficiary and no surviving Contract Owner	Death benefit is paid to the estate of the Contract Owner.
Annuitant	The Annuitant is not the Contract Owner	There is a surviving contingent annuitant	Surviving contingent annuitant becomes the Annuitant and no death benefit is paid.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent annuitant	Death benefit is paid to the beneficiary.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent annuitant and no surviving beneficiary	Death benefit is paid to contingent beneficiary.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent annuitant, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the Contract Owner.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent annuitant, no surviving beneficiary, no surviving contingent beneficiary and no surviving Contract Owner	Death benefit is paid to the last surviving Contract Owner's estate.

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If the Contract Owner and Annuitant are the same, and the Contract Owner/Annuitant dies before the Annuitization Date, then the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

If more than one beneficiary survives the Annuitant, each beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.  If more than one contingent beneficiary survives the Annuitant, each contingent beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.

If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will be paid to the Charitable Remainder Trust .  Any designation in conflict with the Charitable Remainder Trust 's right to the death benefit will be void.

Distributions will be made pursuant to the "Required Distributions" provisions in "Appendix C: Contract Types and Tax Information."

If death occurs after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract Owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states ) .  If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;

2)	as an annuity; or

3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the Annuitant's death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

The death benefit value is determined as of the date Nationwide receives:

1)	proper proof of the Annuitant's death;

2)	an election specifying the distribution method; and

3)	any state required form(s).

Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.

After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.  Any Contract Value allocated to the Fixed Account or the Guaranteed Term Options will remain invested and will not be allocated to the available money market Sub-Account.

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value as of the most recent five- year contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five- year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the Variable Account.

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If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) or the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered;

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the Annuitant's 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greater of:

1)	the Contract Value; or

2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

Spousal Protection Feature

The One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature.  The Spousal Protection Feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contract s, IRAs, and Roth IRAs, provided the following conditions are satisfied:

1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner.  For contracts issued as IRAs or Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the sole Contract Owner;

2)	The spouses must be co-Annuitants;

3)	Both co-Annuitants must be age 85 or younger at the time the contract is issued;

4)	The spouses must each be named as beneficiaries;

5)	No person other than a spouse may be named as Contract Owner, Annuitant or primary beneficiary;

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6)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for contracts issued as IRAs or Roth IRAs, this person will be the Contract Owner);

7)
If a co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner.  If the chosen death benefit is higher than the Contract Value at the time of death, the Contract Value will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co-Annuitant; and

8)
If a co-Annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the Service Center .  In addition, the date of marriage must be after the election of the death benefit option.

If the marriage of the co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.

Long-Term Care/Nursing Home and Terminal Illness Waiver

All of the death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver, which may be invoked when the following conditions are satisfied.   This benefit may not be available in every state.

No CDSC will be charged if:

1)	the third contract anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
2)
the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness   and Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.  For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision.  If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.

Statements and Reports

Nationwide will mail Contract Owners statements and reports.  Therefore, Contract Owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide's eDelivery program.  Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server.  To choose this option, go to www.nationwide.com/login.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF CONTRACT OWNER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s).  Household delivery will continue for the life of the contracts.

A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center.   Nationwide will reinstitute delivery within 30 days after receiving such notification.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

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The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members.  On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval.  The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members.  On February 28, 2011, the Court in the Gwin case entered an Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification.  On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NRS and NLIC seeking indemnification.  These claims seeking indemnification remain severed.   On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment.   On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC.  On December 31, 2011, the Court denied the Company’s motion to certify this order for an interlocutory appeal.  NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.   In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees.  On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009".  On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification.  On October 21, 2010, the District

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Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009 and remanded the case back to the District Court for further consideration.  The plaintiffs have renewed their motion for class certification. On March 30, 2012 the Company filed its brief in opposition to the class certification motion. NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company .  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period.  The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies.  The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief.  NLIC filed a motion to dismiss the complaint on July 23, 2010.  NLIC filed a motion to disqualify the proposed class representative on August 27, 2010.  Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010.   On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudic e. In other non-Nationwide cases, plaintiff's counsel has re-filed actions. The Company will continue to monitor developments, but will conclude this matter.

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACO Research Foundation, NACO Financial Services Corp., NACO Financial Center, and Nationwide Retirement Solutions, Inc.   The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determined that the Plan was governed by ERISA, then Plaintiffs sought to represent a class of "All natural persons in the U.S. who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  If the Court determined that the Plan was not governed by ERISA, then the Plaintiffs sough to represent a class of " All natural persons in the U.S. who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  The First Amended Complaint alleged ERISA Violation, Breach of Fiduciary Duty - NACO, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACO.  The First Amended Complaint asked for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACO to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACO and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACO to forfeit the fees that NACO received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACO from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.   On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint.   On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint.  On November 25, 2011 the District Court entered an Order granting NACO's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case.  On December 27, 2011, the plaintiffs filed a notice of appeal.  The parties have agreed to resolve the dispute on an individual basis and as part of that settlement will not pursue any further appeal. The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v. NLIC and NRS.   The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State

45

and against the Companies in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006.  On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri.  On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies’ motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court.  On June 28, 2011, the Companies’ application to the Missouri Supreme Court to hear a further appeal was denied.  On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%.  On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v.   Nationwide Mutual Insurance Company and Nationwide Life Insurance Company .  The complaint alleges that Nationwide has an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that Nationwide is not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring Nationwide to conduct such a review, and alleges Nationwide has violated the covenant of good faith and fair dealing and has been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.  Nationwide removed the case to federal court on July 6, 2011.  Plaintiffs filed a motion to remand to state court on August 8, 2011.  On October 26, 2011, the Northern District of Ohio remanded the case to Ohio State court.  Nationwide appealed the order to remand on November 4, 2011.  Including Andrews, there are four similar class actions in Ohio: two against Western & Southern; one against Cincinnati Life.  At the case management conference on November 21, 2011, the State Court ordered Plaintiffs to file an opposition to the motion to dismiss that Nationwide filed in federal court.  Plaintiffs filed their opposition to Nationwide’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The court issued its opinion on January 23, 2012.  On January 30, 2012, plaintiffs filed their appeal.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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Investment Company Act of 1940 Registration File No. 811-08666
Securities Act of 1933 Registration File No. 033-89560

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Appendix A: Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees").
FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

All American Annuity (issued before 5/1/00)

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research & Analysis Company (FRAC)
Investment Objective:	Maximize total return.

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Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Income and capital growth consistent with reasonable risk.

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	High total return through a combination of current income and capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
Effective May 1, 2007 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

49

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Advisor:                                                          Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Geode Capital Management, LLC
Investment Objective:	Total return.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc.

Investment Objective:	As high a level of current income as is consistent with preservation of capital and liquidity.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

50

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Effective May 1, 2012 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Invesco - Invesco V.I. Core Equity Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. International Growth Fund: Series II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II (formerly, Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.

51

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

52

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

53

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	special situations that are considered to have appreciation possibilities.
Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

54

All American Annuity (issued between 5/1/00 and 2/14/02)

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio:  Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	High total return.

55

Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research & Analysis Company (FRAC)
Investment Objective:	Maximize total return.

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Income and capital growth consistent with reasonable risk.

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	High total return through a combination of current income and capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

56

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Effective May 1, 2007 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Geode Capital Management, LLC
Investment Objective:	Total return.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc.

Investment Objective:	As high a level of current income as is consistent with preservation of capital and liquidity.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

57

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Invesco - Invesco V.I. Core Equity Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. International Growth Fund: Series II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II (formerly, Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.

58

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

59

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

60

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.

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The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investingprimarily in a diversified portfolio of fixed income securities.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

All American Annuity (Issued on or after 2/15/02)

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

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Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors,Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:                                                                         Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	High total return through a combination of current income and capital appreciation.

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Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Effective May 1, 2007 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

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Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Invesco - Invesco V.I. Core Equity Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Core Equity Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

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Invesco - Invesco V.I. International Growth Fund: Series II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II (formerly, Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.

Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emergingmarket equity securities.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

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Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

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Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level ofrisk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

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Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

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Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.

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Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

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Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation
.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.

72

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.
Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
Effective May 1, 2007 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital growth and current income.

73

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investingprimarily in a diversified portfolio of fixed income securities.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II (formerly, MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II)
Investment Advisor:	Wilmington Funds Management Corporation
Sub-advisor:	Wilmington Trust Investment Advisors, Inc.
Investment Objective:	Capital appreciation and, secondarily, income.
Designation: FF

74

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with all optional benefits available on December 31, 2011 (the maximum Variable Account charge of 3.65%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, and you wish to see a copy of the Condensed Financial Information applicable to your contract, please contact the Service Center to request the Statement of Additional Information.

The following Sub-Accounts were added after December 31, 2011.  Therefore no Condensed Financial Information is available:

Invesco
•	Invesco Van Kampen V.I. Mid Cap Growth Fund: Series I
•	Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II

Van Eck VIP Trust

•	Van Eck VIP Global Hard Assets Fund: Initial Class
•	Van Eck VIP Global Hard Assets Fund: Service Class

No Additional Contract Options Elected - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.345789	11.920416	5.06%	57,420
2010	10.154851	11.345789	11.73%	79,485
2009	8.518751	10.154851	19.21%	70,319
2008	14.502070	8.518751	-41.26%	72,703
2007	13.963274	14.502070	3.86%	99,420
2006	12.050226	13.963274	15.88%	111,801
2005	11.630926	12.050226	3.61%	143,983
2004	10.557705	11.630926	10.17%	159,552
2003	8.063673	10.557705	30.93%	141,853
2002*	10.000000	8.063673	-19.36%	53,878
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.098319	13.644113	-20.20%	12,575
2010	16.550635	17.098319	3.31%	18,988
2009	12.436431	16.550635	33.08%	21,906
2008	26.876347	12.436431	-53.73%	37,979
2007	25.700831	26.876347	4.57%	52,545
2006	19.202846	25.700831	33.84%	76,926
2005	16.637896	19.202846	15.42%	101,552
2004	13.449768	16.637896	23.70%	121,066
2003	9.432937	13.449768	42.58%	127,258
2002*	10.000000	9.432937	-5.67%	59,648
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.826450	10.321320	-4.67%	28,478
2010	9.951821	10.826450	8.79%	40,427
2009	7.328126	9.951821	35.80%	42,263
2008	12.294106	7.328126	-40.39%	49,685
2007	10.925274	12.294106	12.53%	53,884
2006	11.100924	10.925274	-1.58%	62,972
2005	9.758629	11.100924	13.75%	80,998
2004	9.093369	9.758629	7.32%	80,291
2003	7.441659	9.093369	22.20%	87,983
2002*	10.000000	7.441659	-25.58%	33,018

75

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.233263	18.313487	-9.49%	43,615
2010	16.136600	20.233263	25.39%	65,258
2009	11.419896	16.136600	41.30%	70,928
2008	17.944104	11.419896	-36.36%	91,218
2007	17.844547	17.944104	0.56%	106,150
2006	15.774935	17.844547	13.12%	151,266
2005	14.935414	15.774935	5.62%	183,543
2004	12.663214	14.935414	17.94%	188,363
2003	9.074030	12.663214	39.55%	170,489
2002*	10.000000	9.074030	-9.26%	103,116
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.155568	12.556505	-4.55%	81,063
2010	12.100570	13.155568	8.72%	60,522
2009*	10.000000	12.100570	21.01%	53,117
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.923108	16.857002	-0.39%	5,255
2010	13.578413	16.923108	24.63%	8,581
2009	10.964580	13.578413	23.84%	12,950
2008	16.023269	10.964580	-31.57%	14,563
2007	16.284424	16.023269	-1.60%	15,987
2006	14.369405	16.284424	13.33%	19,180
2005	13.528311	14.369405	6.22%	19,904
2004	11.205694	13.528311	20.73%	19,331
2003	8.210980	11.205694	36.47%	13,122
2002*	10.000000	8.210980	-17.89%	1,892
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.128991	12.122275	-0.06%	2,170
2010	10.665140	12.128991	13.73%	2,826
2009	8.050073	10.665140	32.49%	5,124
2008	12.393968	8.050073	-35.05%	5,647
2007	11.609628	12.393968	6.76%	9,220
2006	10.733160	11.609628	8.17%	11,965
2005	10.457710	10.733160	2.63%	12,798
2004	9.940634	10.457710	5.20%	12,612
2003	7.964781	9.940634	24.81%	3,920
2002*	10.000000	7.964781	-20.35%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.949479	13.067548	0.91%	15,229
2010	11.384371	12.949479	13.75%	23,822
2009	9.097737	11.384371	25.13%	33,103
2008	14.612382	9.097737	-37.74%	34,684
2007	14.016677	14.612382	4.25%	40,161
2006	12.251936	14.016677	14.40%	52,038
2005	11.814824	12.251936	3.70%	61,796
2004	10.780980	11.814824	9.59%	59,545
2003	8.479269	10.780980	27.15%	45,367
2002*	10.000000	8.479269	-15.21%	13,566

76

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.347420	14.441674	0.66%	54,594
2010	12.646561	14.347420	13.45%	55,172
2009	10.129613	12.646561	24.85%	76,445
2008	16.316126	10.129613	-37.92%	70,027
2007	15.690301	16.316126	3.99%	84,051
2006	13.749606	15.690301	14.11%	88,385
2005	13.291809	13.749606	3.44%	97,892
2004	12.160415	13.291809	9.30%	88,725
2003*	10.000000	12.160415	21.60%	40,450
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.667501	10.920234	-6.40%	34,517
2010	10.423485	11.667501	11.93%	52,438
2009	9.290933	10.423485	12.19%	21,764
2008	13.336768	9.290933	-30.34%	35,678
2007	12.281281	13.336768	8.59%	46,245
2006	10.708715	12.281281	14.68%	49,882
2005	10.630920	10.708715	0.73%	54,315
2004	10.020448	10.630920	6.09%	58,888
2003	8.166548	10.020448	22.70%	50,006
2002*	10.000000	8.166548	-18.33%	2,426
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.622881	19.354396	3.93%	65,016
2010	16.437282	18.622881	13.30%	90,529
2009	10.883576	16.437282	51.03%	88,160
2008	14.867763	10.883576	-26.80%	114,570
2007	14.547732	14.867763	2.20%	140,536
2006	13.283201	14.547732	9.52%	134,925
2005	13.112408	13.283201	1.30%	149,138
2004	12.017175	13.112408	9.11%	170,112
2003	9.961494	12.017175	20.64%	167,604
2002*	10.000000	9.961494	-0.39%	70,881
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.353103	14.540187	1.30%	33,606
2010	13.354986	14.353103	7.47%	55,713
2009	11.195302	13.354986	19.29%	62,522
2008	12.191151	11.195302	-8.17%	63,602
2007	11.679918	12.191151	4.38%	77,206
2006	11.321336	11.679918	3.17%	66,481
2005	11.283229	11.321336	0.34%	67,837
2004	10.993486	11.283229	2.64%	68,795
2003	10.606178	10.993486	3.65%	45,858
2002*	10.000000	10.606178	6.06%	8,080
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.215737	14.361317	1.02%	110,228
2010	13.254333	14.215737	7.25%	140,595
2009	11.136757	13.254333	19.01%	138,320
2008	12.162159	11.136757	-8.43%	135,334
2007	11.679120	12.162159	4.14%	167,850
2006	11.346099	11.679120	2.94%	195,547
2005	11.342662	11.346099	0.03%	224,470
2004	11.083492	11.342662	2.34%	237,601
2003	10.714121	11.083492	3.45%	227,751
2002*	10.000000	10.714121	7.14%	66,940

77

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.393047	14.837240	-3.61%	56,131
2010	13.615255	15.393047	13.06%	63,074
2009	10.660610	13.615255	27.72%	75,188
2008	15.120808	10.660610	-29.50%	87,248
2007	13.234098	15.120808	14.26%	110,970
2006	12.459223	13.234098	6.22%	151,347
2005	12.102993	12.459223	2.94%	263,749
2004	11.597568	12.102993	4.36%	332,580
2003	9.930554	11.597568	16.79%	357,763
2002	10.999576	9.930554	-9.72%	383,580
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.395911	11.932641	-3.74%	28,701
2010	10.981394	12.395911	12.88%	30,746
2009	8.610314	10.981394	27.54%	39,701
2008	12.227478	8.610314	-29.58%	55,215
2007	10.718860	12.227478	14.07%	65,693
2006	10.100610	10.718860	6.12%	62,485
2005	9.825739	10.100610	2.80%	70,708
2004	9.431645	9.825739	4.18%	89,530
2003	8.092651	9.431645	16.55%	97,002
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.440622	12.479183	-7.15%	43,346
2010	11.680069	13.440622	15.07%	54,556
2009	8.880327	11.680069	31.53%	59,922
2008	13.982048	8.880327	-36.49%	69,006
2007	11.875443	13.982048	17.74%	86,538
2006	11.220533	11.875443	5.84%	115,854
2005	10.914085	11.220533	2.81%	160,692
2004	10.409481	10.914085	4.85%	194,948
2003	8.533857	10.409481	21.98%	219,814
2002	10.200998	8.533857	-16.34%	236,969
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.330835	9.571829	-7.35%	20,514
2010	8.989413	10.330835	14.92%	24,883
2009	6.854201	8.989413	31.15%	32,052
2008	10.802711	6.854201	-36.55%	37,592
2007	9.196192	10.802711	17.47%	61,574
2006	8.699189	9.196192	5.71%	48,474
2005	8.480063	8.699189	2.58%	50,366
2004	8.105040	8.480063	4.63%	56,099
2003	6.651197	8.105040	21.86%	70,196
2002	7.977579	6.651197	-16.63%	100,130

78

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.515456	14.787659	-4.69%	117,927
2010	13.276017	15.515456	16.87%	161,995
2009	9.687491	13.276017	37.04%	204,492
2008	14.823977	9.687491	-34.65%	228,580
2007	13.743893	14.823977	7.86%	333,104
2006	12.428712	13.743893	10.58%	390,536
2005	11.881112	12.428712	4.61%	593,900
2004	11.378129	11.881112	4.42%	727,478
2003	9.774081	11.378129	16.41%	801,137
2002	10.814571	9.774081	-9.62%	865,147
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.221071	12.594695	-4.74%	32,391
2010	11.335109	13.221071	16.64%	53,546
2009	8.273288	11.335109	37.01%	64,128
2008	12.684095	8.273288	-34.77%	87,863
2007	11.779311	12.684095	7.68%	135,397
2006	10.665568	11.779311	10.44%	139,832
2005	10.203676	10.665568	4.53%	141,068
2004	9.797323	10.203676	4.15%	178,378
2003	8.424432	9.797323	16.30%	207,810
2002	9.339561	8.424432	-9.80%	191,788
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.272186	8.937704	-3.61%	14,721
2010	7.928775	9.272186	16.94%	18,442
2009	5.889554	7.928775	34.62%	25,033
2008	10.110334	5.889554	-41.75%	32,262
2007	9.546663	10.110334	5.90%	36,572
2006	8.454825	9.546663	12.91%	47,617
2005	7.055437	8.454825	19.83%	46,647
2004	7.033439	7.055437	0.31%	54,042
2003	5.672624	7.033439	23.99%	77,705
2002	6.173069	5.672624	-8.11%	86,384
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.126397	8.789653	-3.69%	33,175
2010	7.809318	9.126397	16.87%	37,595
2009	5.806254	7.809318	34.50%	46,911
2008	9.994478	5.806254	-41.91%	71,380
2007	9.454587	9.994478	5.71%	88,537
2006	8.386446	9.454587	12.74%	79,659
2005	7.016003	8.386446	19.53%	89,303
2004	6.993633	7.016003	0.32%	99,179
2003	5.652536	6.993633	23.73%	101,166
2002	6.173063	5.652536	-8.43%	104,738

79

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.931478	13.917919	-0.10%	286,532
2010	12.221108	13.931478	14.00%	349,358
2009	9.488733	12.221108	28.80%	420,240
2008	16.720156	9.488733	-43.25%	492,383
2007	16.645426	16.720156	0.45%	623,959
2006	13.994543	16.645426	18.94%	838,535
2005	13.359203	13.994543	4.76%	1,165,130
2004	12.109002	13.359203	10.32%	1,354,269
2003	9.388005	12.109002	28.98%	1,429,082
2002	11.419115	9.388005	-17.79%	1,504,505
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.284886	12.248111	-0.30%	312,828
2010	10.792679	12.284886	13.83%	400,882
2009	8.389172	10.792679	28.65%	475,690
2008	14.810452	8.389172	-43.36%	569,204
2007	14.765380	14.810452	0.31%	656,471
2006	12.429524	14.765380	18.79%	734,327
2005	11.886287	12.429524	4.57%	786,437
2004	10.788373	11.886287	10.18%	871,665
2003	8.376451	10.788373	28.79%	850,853
2002	10.207668	8.376451	-17.94%	712,785
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.311898	13.393309	0.61%	198,075
2010	11.720919	13.311898	13.57%	238,888
2009	9.305806	11.720919	25.95%	295,894
2008	16.135980	9.305806	-42.33%	351,644
2007	14.545949	16.135980	10.93%	436,009
2006	12.994400	14.545949	11.94%	590,158
2005	12.200303	12.994400	6.51%	901,347
2004	11.647192	12.200303	4.75%	1,122,362
2003	9.513687	11.647192	22.43%	1,281,552
2002	11.529603	9.513687	-17.48%	1,491,640
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.089802	10.129951	0.40%	120,881
2010	8.892841	10.089802	13.46%	138,019
2009	7.068523	8.892841	25.81%	160,110
2008	12.282570	7.068523	-42.45%	186,480
2007	11.086398	12.282570	10.79%	268,753
2006	9.917472	11.086398	11.79%	252,838
2005	9.322472	9.917472	6.38%	302,865
2004	8.919227	9.322472	4.52%	359,222
2003	7.294561	8.919227	22.27%	422,575
2002	8.856439	7.294561	-17.64%	362,580

80

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.651692	13.541366	-0.81%	304,027
2010	11.109889	13.651692	22.88%	381,973
2009	8.752739	11.109889	26.93%	455,712
2008	16.747197	8.752739	-47.74%	515,417
2007	13.327515	16.747197	25.66%	648,958
2006	12.606342	13.327515	5.72%	900,240
2005	12.043664	12.606342	4.67%	1,392,430
2004	11.774891	12.043664	2.28%	1,722,252
2003	8.952843	11.774891	31.52%	1,985,368
2002	12.949436	8.952843	-30.86%	2,256,555
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.172026	7.101719	-0.98%	371,501
2010	5.845848	7.172026	22.69%	463,679
2009	4.612133	5.845848	26.75%	563,562
2008	8.837119	4.612133	-47.81%	591,839
2007	7.044335	8.837119	25.45%	834,003
2006	6.673130	7.044335	5.56%	843,820
2005	6.385591	6.673130	4.50%	1,045,695
2004	6.251628	6.385591	2.14%	1,266,240
2003	4.761956	6.251628	31.28%	1,425,145
2002	6.897293	4.761956	-30.96%	1,437,002
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.949048	9.868027	-9.87%	3,040
2010	8.865264	10.949048	23.51%	2,823
2009	6.405486	8.865264	38.40%	4,933
2008	12.649260	6.405486	-49.36%	5,391
2007	10.867980	12.649260	16.39%	5,103
2006	10.119554	10.867980	7.40%	4,214
2005	9.461442	10.119554	6.96%	9,863
2004	8.665897	9.461442	9.18%	8,964
2003	6.705285	8.665897	29.24%	16,072
2002	9.189889	6.705285	-27.04%	19,446
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.706393	9.627585	-10.08%	13,929
2010	8.669282	10.706393	23.50%	19,959
2009	6.281889	8.669282	38.00%	34,948
2008	12.412207	6.281889	-49.39%	46,268
2007	10.681977	12.412207	16.20%	38,522
2006	9.958447	10.681977	7.27%	40,665
2005	9.331368	9.958447	6.72%	50,876
2004	8.567408	9.331368	8.92%	60,641
2003	6.638994	8.567408	29.05%	56,386
2002	9.134111	6.638994	-27.32%	41,461

81

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.514908	12.882932	2.94%	172,288
2010	11.103919	12.514908	12.71%	210,423
2009	7.797205	11.103919	42.41%	253,784
2008	10.504908	7.797205	-25.78%	298,047
2007	10.331749	10.504908	1.68%	400,424
2006	9.381882	10.331749	10.12%	549,557
2005	9.238518	9.381882	1.55%	930,518
2004	8.520424	9.238518	8.43%	1,237,967
2003	6.774892	8.520424	25.76%	1,465,973
2002	6.601032	6.774892	2.63%	1,536,275
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.117755	13.476208	2.73%	86,023
2010	11.650592	13.117755	12.59%	118,171
2009	8.198818	11.650592	42.10%	151,742
2008	11.057436	8.198818	-25.85%	199,810
2007	10.887295	11.057436	1.56%	225,645
2006	9.899993	10.887295	9.97%	305,679
2005	9.768796	9.899993	1.34%	324,629
2004	9.016435	9.768796	8.34%	349,998
2003	7.181521	9.016435	25.55%	345,680
2002	7.018847	7.181521	2.32%	260,620
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.672359	11.982738	2.66%	47,719
2010	10.356071	11.672359	12.71%	39,645
2009	7.286115	10.356071	42.13%	68,435
2008	9.832015	7.286115	-25.89%	39,234
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.715202	12.067766	3.01%	20,926
2010	10.405860	11.715202	12.58%	26,436
2009	7.299062	10.405860	42.56%	32,746
2008	9.822626	7.299062	-25.69%	39,234
2007*	10.000000	9.822626	-1.77%	40,948
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.550928	13.696126	1.07%	472,511
2010	11.893972	13.550928	13.93%	532,432
2009	9.484550	11.893972	25.40%	629,939
2008	15.198970	9.484550	-37.60%	750,481
2007	14.553901	15.198970	4.43%	922,127
2006	12.696132	14.553901	14.63%	1,129,824
2005	12.227709	12.696132	3.83%	1,548,199
2004	11.160330	12.227709	9.56%	1,861,314
2003	8.774550	11.160330	27.19%	2,024,666
2002	11.393756	8.774550	-22.99%	2,290,203

82

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.533414	19.704129	6.32%	194,977
2010	17.356501	18.533414	6.78%	267,049
2009	15.142153	17.356501	14.62%	299,932
2008	15.800825	15.142153	-4.17%	362,007
2007	15.288575	15.800825	3.35%	435,210
2006	14.791523	15.288575	3.36%	533,999
2005	14.612721	14.791523	1.22%	873,622
2004	14.123617	14.612721	3.46%	1,040,242
2003	13.553721	14.123617	4.20%	1,235,795
2002	12.401055	13.553721	9.29%	1,500,734
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	44.392274	39.259010	-11.56%	84,806
2010	34.822634	44.392274	27.48%	100,835
2009	25.109155	34.822634	38.69%	128,518
2008	41.907166	25.109155	-40.08%	147,761
2007	36.637278	41.907166	14.38%	192,235
2006	32.851594	36.637278	11.52%	258,138
2005	28.058024	32.851594	17.08%	371,218
2004	22.702985	28.058024	23.59%	404,129
2003	16.546164	22.702985	37.21%	406,719
2002	18.539590	16.546164	-10.75%	440,069
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.238327	22.285970	-11.70%	260,639
2010	19.817965	25.238327	27.35%	313,603
2009	14.316820	19.817965	38.42%	403,970
2008	23.933598	14.316820	-40.18%	447,847
2007	20.950870	23.933598	14.24%	572,625
2006	18.817342	20.950870	11.34%	586,921
2005	16.097219	18.817342	16.90%	654,793
2004	13.037094	16.097219	23.47%	683,124
2003	9.520360	13.037094	36.94%	648,693
2002	10.682634	9.520360	-10.88%	529,772
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.287525	13.176009	-0.84%	214,691
2010	13.382447	13.287525	-0.71%	227,471
2009	13.414096	13.382447	-0.24%	231,207
2008	13.144676	13.414096	2.05%	261,731
2007	12.617804	13.144676	4.18%	237,432
2006	12.144529	12.617804	3.90%	309,593
2005	11.898561	12.144529	2.07%	456,269
2004	11.869460	11.898561	0.25%	501,943
2003	11.864802	11.869460	0.04%	691,331
2002	11.779111	11.864802	0.73%	1,038,673

83

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.617902	11.984794	-18.01%	90,022
2010	13.061075	14.617902	11.92%	112,397
2009	10.429094	13.061075	25.24%	124,544
2008	18.757073	10.429094	-44.40%	145,454
2007	16.157718	18.757073	16.09%	226,876
2006	13.830162	16.157718	16.83%	309,179
2005	11.735924	13.830162	17.84%	401,941
2004	10.440294	11.735924	12.41%	495,754
2003	7.360327	10.440294	41.85%	670,769
2002	9.328759	7.360327	-21.10%	723,911
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.141934	8.303849	-18.12%	81,474
2010	9.074924	10.141934	11.76%	95,718
2009	7.258691	9.074924	25.02%	121,744
2008	13.077072	7.258691	-44.49%	149,828
2007	11.279661	13.077072	15.93%	207,045
2006	9.669103	11.279661	16.66%	199,202
2005	8.218017	9.669103	17.66%	227,844
2004	7.321997	8.218017	12.24%	245,677
2003	5.168011	7.321997	41.68%	341,042
2002	6.559449	5.168011	-21.21%	300,831
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.654022	11.172695	-18.17%	51,285
2010	12.217902	13.654022	11.75%	66,931
2009	9.774227	12.217902	25.00%	84,391
2008	17.604506	9.774227	-44.48%	99,816
2007	15.183864	17.604506	15.94%	132,166
2006	13.011372	15.183864	16.70%	108,433
2005	11.062514	13.011372	17.62%	121,104
2004*	10.000000	11.062514	10.63%	92,336
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.804431	11.307680	-18.09%	18,345
2010	12.332349	13.804431	11.94%	23,488
2009	9.843130	12.332349	25.29%	25,979
2008	17.707294	9.843130	-44.41%	32,372
2007	15.251016	17.707294	16.11%	42,949
2006	13.053761	15.251016	16.83%	42,428
2005	11.081467	13.053761	17.80%	52,818
2004*	10.000000	11.081467	10.81%	54,398
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.016300	11.598910	-3.47%	9,455
2010	10.304295	12.016300	16.61%	14,095
2009	7.308412	10.304295	40.99%	16,642
2008	13.799636	7.308412	-47.04%	18,663
2007	13.660429	13.799636	1.02%	22,690
2006	12.038700	13.660429	13.47%	24,676
2005	11.456949	12.038700	5.08%	40,674
2004	10.413792	11.456949	10.02%	41,130
2003	7.841551	10.413792	32.80%	29,650
2002	9.398824	7.841551	-16.57%	35,813

84

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.840221	11.413859	-3.60%	7,750
2010	10.172002	11.840221	16.40%	12,695
2009	7.226735	10.172002	40.76%	16,932
2008	13.663746	7.226735	-47.11%	13,091
2007	13.543522	13.663746	0.89%	16,161
2006	11.951119	13.543522	13.32%	16,771
2005	11.400022	11.951119	4.83%	17,572
2004	10.375517	11.400022	9.87%	20,138
2003	7.831908	10.375517	32.48%	21,687
2002	9.398827	7.831908	-16.67%	27,871
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.171310	14.600683	-9.71%	8,006
2010	12.910819	16.171310	25.25%	9,861
2009	8.281396	12.910819	55.90%	8,503
2008	17.124581	8.281396	-51.64%	4,944
2007	16.372880	17.124581	4.59%	5,187
2006	14.225356	16.372880	15.10%	5,792
2005	14.003683	14.225356	1.58%	5,406
2004	12.403097	14.003683	12.90%	5,453
2003	7.935800	12.403097	56.29%	3,472
2002*	10.000000	7.935800	-20.64%	836
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.101760	13.606702	-9.90%	33,586
2010	12.068055	15.101760	25.14%	54,542
2009	7.752848	12.068055	55.66%	58,564
2008	16.067871	7.752848	-51.75%	62,536
2007	15.385653	16.067871	4.43%	75,039
2006	13.389417	15.385653	14.91%	85,234
2005	13.197226	13.389417	1.46%	99,801
2004	11.704033	13.197226	12.76%	116,745
2003	7.508854	11.704033	55.87%	102,971
2002*	10.000000	7.508854	-24.91%	17,344
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.211959	14.963121	5.29%	18,664
2010	11.863902	14.211959	19.79%	25,238
2009	10.178756	11.863902	16.56%	39,317
2008	14.066365	10.178756	-27.64%	41,643
2007	14.553345	14.066365	-3.35%	53,895
2006	12.511921	14.553345	16.32%	60,937
2005	12.182959	12.511921	2.70%	55,688
2004	11.056004	12.182959	10.19%	52,580
2003	8.938194	11.056004	23.69%	32,732
2002*	10.000000	8.938194	-10.62%	4,999
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.318350	9.087691	-2.48%	3,981
2010	8.532754	9.318350	9.21%	18,393
2009	6.613814	8.532754	29.01%	24,527
2008*	10.000000	6.613814	-33.86%	1,288

85

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.758464	13.978713	-11.29%	2,697
2010	14.639518	15.758464	7.64%	3,045
2009	10.761438	14.639518	36.04%	4,271
2008	18.179137	10.761438	-40.80%	5,198
2007	15.851673	18.179137	14.68%	7,088
2006	13.150041	15.851673	20.54%	7,450
2005	12.016903	13.150041	9.43%	7,516
2004	10.205979	12.016903	17.74%	7,566
2003	7.773388	10.205979	31.29%	6,962
2002*	10.000000	7.773388	-22.27%	612
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.082583	10.970568	-1.01%	6,452
2010	10.212931	11.082583	8.52%	8,864
2009	8.036678	10.212931	27.08%	19,540
2008	11.614729	8.036678	-30.81%	19,849
2007	10.846373	11.614729	7.08%	24,283
2006*	10.000000	10.846373	8.46%	25,981
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.954587	10.818875	-1.24%	12,924
2010	10.123306	10.954587	8.21%	16,467
2009	7.985772	10.123306	26.77%	25,905
2008	11.570885	7.985772	-30.98%	24,344
2007	10.829258	11.570885	6.85%	32,562
2006*	10.000000	10.829258	8.29%	39,136
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.575298	18.033964	-7.87%	5,561
2010	17.550194	19.575298	11.54%	7,334
2009	13.133381	17.550194	33.63%	7,975
2008	22.302281	13.133381	-41.11%	10,143
2007	19.674838	22.302281	13.35%	14,195
2006	15.532428	19.674838	26.67%	31,715
2005	13.322530	15.532428	16.59%	39,656
2004	10.872930	13.322530	22.53%	50,095
2003	8.536008	10.872930	27.38%	50,613
2002*	10.000000	8.536008	-14.64%	42,473
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.082935	14.914403	-7.27%	2,563
2010	14.229016	16.082935	13.03%	4,670
2009	11.032359	14.229016	28.98%	17,931
2008	15.582254	11.032359	-29.20%	19,299
2007	14.361144	15.582254	8.50%	19,733
2006	13.033296	14.361144	10.19%	20,562
2005	12.226742	13.033296	6.60%	21,659
2004	10.845384	12.226742	12.74%	19,080
2003	8.600253	10.845384	26.11%	14,261
2002*	10.000000	8.600253	-14.00%	4,556

86

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.431370	10.599433	-7.28%	37,371
2010	9.652435	11.431370	18.43%	40,896
2009	5.883153	9.652435	64.07%	38,683
2008	11.672599	5.883153	-49.60%	45,903
2007	10.103560	11.672599	15.53%	53,039
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.916674	12.524523	-3.04%	116,434
2010	11.271373	12.916674	14.60%	148,785
2009	8.862011	11.271373	27.19%	178,003
2008	13.936612	8.862011	-36.41%	196,312
2007	14.406434	13.936612	-3.26%	257,596
2006	12.533288	14.406434	14.95%	275,958
2005	12.153669	12.533288	3.12%	324,377
2004	10.449205	12.153669	16.31%	305,277
2003	8.067168	10.449205	29.53%	245,843
2002*	10.000000	8.067168	-19.33%	131,010
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.798332	11.763500	-8.09%	30,029
2010	11.889585	12.798332	7.64%	20,301
2009*	10.000000	11.889585	18.90%	10,042
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.348968	11.282968	-0.58%	36,514
2010	10.216316	11.348968	11.09%	41,405
2009	7.415265	10.216316	37.77%	39,524
2008	11.879496	7.415265	-37.58%	44,524
2007	10.803041	11.879496	9.96%	62,681
2006	10.163946	10.803041	6.29%	68,194
2005	9.845041	10.163946	3.24%	76,776
2004	9.120027	9.845041	7.95%	85,737
2003	7.509879	9.120027	21.44%	82,145
2002*	10.000000	7.509879	-24.90%	30,610
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.378876	8.717264	-7.05%	56,164
2010	7.328525	9.378876	27.98%	77,908
2009	5.238093	7.328525	39.91%	85,869
2008	10.925111	5.238093	-52.05%	95,583
2007	10.072625	10.925111	8.46%	111,473
2006	9.940634	10.072625	1.33%	117,990
2005	9.756927	9.940634	1.88%	125,959
2004	8.612155	9.756927	13.29%	135,232
2003	6.364703	8.612155	35.31%	130,466
2002*	10.000000	6.364703	-36.35%	34,169

87

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.440003	13.688690	-11.34%	33,386
2010	11.466816	15.440003	34.65%	42,392
2009	7.105735	11.466816	61.37%	46,047
2008	11.861661	7.105735	-40.09%	39,102
2007	11.712413	11.861661	1.27%	46,480
2006	10.470560	11.712413	11.86%	54,998
2005	10.064359	10.470560	4.04%	57,792
2004	9.566855	10.064359	5.20%	71,616
2003	7.238617	9.566855	32.16%	91,700
2002*	10.000000	7.238617	-27.61%	23,889
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.396343	14.193338	-1.41%	43,428
2010	13.068547	14.396343	10.16%	63,946
2009	10.774808	13.068547	21.29%	69,990
2008	16.174050	10.774808	-33.38%	73,672
2007	15.177499	16.174050	6.57%	92,168
2006	12.715305	15.177499	19.36%	110,967
2005	12.057193	12.715305	5.46%	85,653
2004	10.601177	12.057193	13.73%	77,948
2003	8.582392	10.601177	23.52%	79,939
2002*	10.000000	8.582392	-14.18%	28,869
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.774935	10.483109	-2.71%	8,518
2010*	10.000000	10.774935	7.75%	2,588
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.978078	13.912906	-0.47%	0
2010	12.471844	13.978078	12.08%	0
2009*	10.000000	12.471844	24.72%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.404216	10.401319	-0.03%	113,135
2010	9.377085	10.404216	10.95%	160,451
2009	7.670922	9.377085	22.24%	191,428
2008	11.028289	7.670922	-30.44%	144,412
2007	10.490389	11.028289	5.13%	112,627
2006*	10.000000	10.490389	4.90%	41,126
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.120547	11.645656	4.72%	70,756
2010	10.592676	11.120547	4.98%	102,999
2009	9.535719	10.592676	11.08%	101,196
2008	10.681685	9.535719	-10.73%	54,485
2007	10.472392	10.681685	2.00%	45,697
2006*	10.000000	10.472392	4.72%	25,257

88

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.469029	10.302734	-10.17%	65,586
2010	10.403352	11.469029	10.24%	68,363
2009	7.417275	10.403352	40.26%	88,399
2008	12.203617	7.417275	-39.22%	101,894
2007	10.773700	12.203617	13.27%	96,410
2006*	10.000000	10.773700	7.74%	58,243
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.150050	9.582479	-5.59%	128,099
2010	8.669986	10.150050	17.07%	129,399
2009	6.307117	8.669986	37.46%	100,886
2008	11.414370	6.307117	-44.74%	93,807
2007	10.299018	11.414370	10.83%	93,099
2006*	10.000000	10.299018	2.99%	72,670
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.580214	8.308872	-3.16%	32,808
2010	7.805765	8.580214	9.92%	34,884
2009	6.030005	7.805765	29.45%	41,371
2008	9.829384	6.030005	-38.65%	13,919
2007*	10.000000	9.829384	-1.71%	10,096
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.542785	13.925102	2.82%	199
2010	12.082539	13.542785	12.09%	2,786
2009	8.350489	12.082539	44.69%	2,525
2008	11.725142	8.350489	-28.78%	0
2007	11.474698	11.725142	2.18%	0
2006	10.474309	11.474698	9.55%	0
2005*	10.000000	10.474309	4.74%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.868399	7.760436	-12.49%	0
2010	7.759548	8.868399	14.29%	2,385
2009	5.121475	7.759548	51.51%	3,206
2008*	10.000000	5.121475	-48.79%	1,867
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.790510	9.389325	-4.10%	389
2010	7.998316	9.790510	22.41%	0
2009	6.139089	7.998316	30.29%	0
2008*	10.000000	6.139089	-38.61%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.766311	9.357811	-4.18%	1,023
2010	7.979771	9.766311	22.39%	43
2009	6.137189	7.979771	30.02%	634
2008*	10.000000	6.137189	-38.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.285006	8.610358	-7.27%	3,799
2010	8.154464	9.285006	13.86%	221
2009	6.372240	8.154464	27.97%	0
2008*	10.000000	6.372240	-36.28%	9

89

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.302913	10.067963	-2.28%	31,009
2010	9.421327	10.302913	9.36%	34,497
2009	7.938247	9.421327	18.68%	27,954
2008*	10.000000	7.938247	-20.62%	2,767
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.877084	9.446137	-4.36%	10,063
2010	8.872557	9.877084	11.32%	6,497
2009	7.214380	8.872557	22.98%	12,457
2008*	10.000000	7.214380	-27.86%	12,418
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.766211	10.814610	0.45%	3,733
2010	10.177342	10.766211	5.79%	5,758
2009	9.091244	10.177342	11.95%	6,513
2008*	10.000000	9.091244	-9.09%	6,987
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.090736	9.761924	-3.26%	89,717
2010	9.147371	10.090736	10.31%	117,310
2009	7.573033	9.147371	20.79%	80,873
2008*	10.000000	7.573033	-24.27%	1,167
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.639659	9.102215	-5.58%	4,708
2010	8.588829	9.639659	12.23%	4,712
2009	6.850462	8.588829	25.38%	5,511
2008*	10.000000	6.850462	-31.50%	9
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.472530	10.345184	-1.22%	9,203
2010	9.696966	10.472530	8.00%	50,564
2009	8.319130	9.696966	16.56%	4,305
2008*	10.000000	8.319130	-16.81%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.291133	11.921719	5.58%	0
2010	10.648045	11.291133	6.04%	0
2009	9.882105	10.648045	7.75%	258
2008*	10.000000	9.882105	-1.18%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.216857	11.803670	5.23%	15,845
2010	10.605582	11.216857	5.76%	26,237
2009	9.860209	10.605582	7.56%	40,802
2008*	10.000000	9.860209	-1.40%	1,054
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.184889	12.799331	5.04%	18,177
2010	11.378498	12.184889	7.09%	8,868
2009	9.866034	11.378498	15.33%	12,267
2008*	10.000000	9.866034	-1.34%	324

90

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	30.919669	23.705775	-23.33%	12,204
2010	26.930752	30.919669	14.81%	15,615
2009	16.671334	26.930752	61.54%	18,614
2008	40.007826	16.671334	-58.33%	13,512
2007	27.820890	40.007826	43.80%	18,795
2006	20.604451	27.820890	35.02%	23,620
2005	15.719356	20.604451	31.08%	28,141
2004	13.177112	15.719356	19.29%	31,835
2003	8.079066	13.177112	63.10%	31,827
2002*	10.000000	8.079066	-19.21%	15,965
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.318401	17.879187	-23.33%	55,747
2010	20.314339	23.318401	14.79%	92,439
2009	12.575486	20.314339	61.54%	77,452
2008	30.131072	12.575486	-58.26%	71,135
2007	20.915480	30.131072	44.06%	90,156
2006	15.462873	20.915480	35.26%	79,804
2005	11.782780	15.462873	31.23%	60,057
2004*	10.000000	11.782780	17.83%	4,916
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.065910	14.943453	6.24%	257,972
2010	13.552752	14.065910	3.79%	304,341
2009	13.324525	13.552752	1.71%	370,256
2008	12.488306	13.324525	6.70%	392,480
2007	11.766442	12.488306	6.13%	381,826
2006	11.494910	11.766442	2.36%	427,648
2005	11.238101	11.494910	2.29%	518,897
2004	10.987454	11.238101	2.28%	592,717
2003	10.875303	10.987454	1.03%	690,746
2002*	10.000000	10.875303	8.75%	596,871
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.854623	7.002154	-10.85%	5,558
2010	7.017451	7.854623	11.93%	6,037
2009	5.472923	7.017451	28.22%	6,456
2008*	10.000000	5.472923	-45.27%	6,338
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.267815	13.576952	-4.84%	101,056
2010	12.566297	14.267815	13.54%	146,780
2009	9.973460	12.566297	26.00%	150,846
2008	15.943260	9.973460	-37.44%	149,723
2007	15.191829	15.943260	4.95%	154,507
2006	13.123442	15.191829	15.76%	171,067
2005	12.275351	13.123442	6.91%	170,428
2004	10.868617	12.275351	12.94%	215,489
2003	8.321058	10.868617	30.62%	179,568
2002*	10.000000	8.321058	-16.79%	15,641
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.580870	12.571832	-0.07%	3,067
2010	11.566339	12.580870	8.77%	1,998
2009*	10.000000	11.566339	15.66%	8,339

91

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.456927	13.204625	-1.87%	0
2010	12.127012	13.456927	10.97%	0
2009*	10.000000	12.127012	21.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.069774	13.325285	1.95%	131,511
2010	12.460846	13.069774	4.89%	190,879
2009	11.532678	12.460846	8.05%	231,667
2008	12.389492	11.532678	-6.92%	251,385
2007	11.870213	12.389492	4.37%	351,850
2006	11.287964	11.870213	5.16%	404,188
2005	11.031157	11.287964	2.33%	435,872
2004	10.641866	11.031157	3.66%	471,256
2003	9.956698	10.641866	6.88%	550,631
2002*	10.000000	9.956698	-0.43%	137,387
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.932367	13.794698	-0.99%	797,053
2010	12.681895	13.932367	9.86%	1,012,887
2009	10.747040	12.681895	18.00%	1,071,076
2008	14.127045	10.747040	-23.93%	1,311,567
2007	13.499293	14.127045	4.65%	1,518,650
2006	12.238931	13.499293	10.30%	1,578,823
2005	11.729170	12.238931	4.35%	1,638,911
2004	10.810756	11.729170	8.50%	1,682,836
2003	9.091432	10.810756	18.91%	1,409,070
2002*	10.000000	9.091432	-9.09%	358,573
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.276814	13.840733	-3.05%	448,726
2010	12.774219	14.276814	11.76%	587,180
2009	10.367778	12.774219	23.21%	561,876
2008	15.256486	10.367778	-32.04%	694,426
2007	14.511127	15.256486	5.14%	846,841
2006	12.790155	14.511127	13.46%	952,077
2005	12.059615	12.790155	6.06%	973,565
2004	10.861771	12.059615	11.03%	926,404
2003	8.658836	10.861771	25.44%	708,807
2002*	10.000000	8.658836	-13.41%	268,546
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.684915	13.834743	1.09%	221,252
2010	12.731832	13.684915	7.49%	257,278
2009	11.220142	12.731832	13.47%	304,803
2008	13.333711	11.220142	-15.85%	347,086
2007	12.717148	13.333711	4.85%	488,379
2006	11.841418	12.717148	7.40%	568,477
2005	11.441430	11.841418	3.50%	585,712
2004	10.779465	11.441430	6.14%	632,524
2003	9.571633	10.779465	12.62%	575,374
2002*	10.000000	9.571633	-4.28%	151,806

92

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.984922	13.542915	-3.16%	57,902
2010	12.977046	13.984922	7.77%	74,238
2009*	10.000000	12.977046	29.77%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.925062	13.448910	-3.42%	1,072,665
2010	12.955192	13.925062	7.49%	1,389,790
2009*	10.000000	12.955192	29.55%	2,461
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.430797	16.826274	-3.47%	7,062
2010	13.944249	17.430797	25.00%	12,986
2009	10.294265	13.944249	35.46%	15,837
2008	16.357647	10.294265	-37.07%	18,732
2007	15.354645	16.357647	6.53%	19,794
2006	14.106476	15.354645	8.85%	21,029
2005	12.704322	14.106476	11.04%	17,143
2004	11.082638	12.704322	14.63%	14,925
2003	8.309490	11.082638	33.37%	7,236
2002*	10.000000	8.309490	-16.91%	394
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.329309	15.741304	-3.60%	68,026
2010	13.097978	16.329309	24.67%	80,647
2009	9.687548	13.097978	35.20%	76,314
2008	15.430272	9.687548	-37.22%	95,246
2007	14.509470	15.430272	6.35%	106,035
2006	13.347834	14.509470	8.70%	128,881
2005	12.042686	13.347834	10.84%	146,433
2004	10.526149	12.042686	14.41%	140,308
2003	7.913023	10.526149	33.02%	102,847
2002*	10.000000	7.913023	-20.87%	36,004
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.815010	10.712556	-0.95%	757,951
2010	10.918718	10.815010	-0.95%	891,385
2009	11.018815	10.918718	-0.91%	900,425
2008	10.900631	11.018815	1.08%	1,234,528
2007	10.502407	10.900631	3.79%	791,161
2006	10.143340	10.502407	3.54%	787,034
2005	9.974241	10.143340	1.70%	653,561
2004	9.988856	9.974241	-0.15%	510,271
2003	10.021958	9.988856	-0.33%	511,003
2002*	10.000000	10.021958	0.22%	305,958
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.247941	8.278737	-10.48%	152
2010	8.204016	9.247941	12.72%	1,472
2009	6.085420	8.204016	34.81%	1,048
2008*	10.000000	6.085420	-39.15%	0

93

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.412673	9.482870	-16.91%	1,627
2010	10.858376	11.412673	5.10%	3,625
2009	8.443208	10.858376	28.60%	2,046
2008	15.883778	8.443208	-46.84%	3,430
2007	15.580214	15.883778	1.95%	3,517
2006	12.814398	15.580214	21.58%	3,589
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.216710	9.288312	-17.19%	30,741
2010	10.698343	11.216710	4.85%	42,978
2009	8.341015	10.698343	28.26%	53,326
2008	15.726260	8.341015	-46.96%	66,653
2007	15.460731	15.726260	1.72%	93,841
2006	12.751487	15.460731	21.25%	73,491
2005	11.514633	12.751487	10.74%	65,251
2004*	10.000000	11.514633	15.15%	45,012
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.252540	8.868570	-4.15%	0
2010	8.097584	9.252540	14.26%	526
2009	6.320139	8.097584	28.12%	1,992
2008*	10.000000	6.320139	-36.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.890554	8.269755	-6.98%	123,853
2010	7.961084	8.890554	11.68%	144,277
2009	6.308238	7.961084	26.20%	154,910
2008*	10.000000	6.308238	-36.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.794929	9.270232	-5.36%	6,876
2010	7.819220	9.794929	25.27%	11,760
2009	6.230272	7.819220	25.50%	4,469
2008*	10.000000	6.230272	-37.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.282687	9.948767	-3.25%	5,080
2010	8.677644	10.282687	18.50%	6,256
2009	6.714877	8.677644	29.23%	6,728
2008*	10.000000	6.714877	-32.85%	1,408
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.422995	10.235272	-1.80%	40,761
2010	8.411296	10.422995	23.92%	51,120
2009	6.676786	8.411296	25.98%	51,830
2008	12.608381	6.676786	-47.04%	51,338
2007	11.625508	12.608381	8.45%	59,527
2006	11.396465	11.625508	2.01%	63,778
2005	10.679382	11.396465	6.71%	89,422
2004	9.527216	10.679382	12.09%	101,912
2003	7.174725	9.527216	32.79%	93,612
2002*	10.000000	7.174725	-28.25%	42,457

94

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.978661	15.024668	-5.97%	1,309
2010	12.741890	15.978661	25.40%	1,591
2009	10.192192	12.741890	25.02%	2,080
2008	15.166399	10.192192	-32.80%	1,371
2007	16.446516	15.166399	-7.78%	5,126
2006	14.155783	16.446516	16.18%	6,874
2005	13.865110	14.155783	2.10%	3,964
2004	11.933712	13.865110	16.18%	3,280
2003	7.681010	11.933712	55.37%	392
2002*	10.000000	7.681010	-23.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.554941	13.630774	-6.35%	31,536
2010	11.618530	14.554941	25.27%	42,777
2009	9.319823	11.618530	24.66%	68,404
2008	13.898601	9.319823	-32.94%	84,957
2007	15.126092	13.898601	-8.12%	105,079
2006	13.041148	15.126092	15.99%	113,183
2005	12.809612	13.041148	1.81%	124,425
2004	11.053722	12.809612	15.89%	139,425
2003	7.133182	11.053722	54.96%	132,780
2002*	10.000000	7.133182	-28.67%	26,801
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.171834	16.063510	-6.45%	7,290
2010	13.833774	17.171834	24.13%	10,285
2009	10.368409	13.833774	33.42%	12,230
2008	16.935470	10.368409	-38.78%	14,101
2007	16.741828	16.935470	1.16%	15,305
2006	15.085855	16.741828	10.98%	13,753
2005	13.559942	15.085855	11.25%	11,979
2004	11.502011	13.559942	17.89%	17,656
2003	8.234836	11.502011	39.68%	14,834
2002*	10.000000	8.234836	-17.65%	5
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.273568	16.116918	-6.70%	25,622
2010	13.953616	17.273568	23.79%	42,443
2009	10.479414	13.953616	33.15%	43,791
2008	17.162738	10.479414	-38.94%	57,187
2007	17.006039	17.162738	0.92%	80,074
2006	15.363206	17.006039	10.69%	90,552
2005	13.847590	15.363206	10.94%	127,921
2004	11.769600	13.847590	17.66%	128,013
2003	8.450477	11.769600	39.28%	108,316
2002*	10.000000	8.450477	-15.50%	43,708
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.218391	9.165522	-0.57%	4,854
2010	8.219829	9.218391	12.15%	5,414
2009	6.609502	8.219829	24.36%	5,118
2008	11.428524	6.609502	-42.17%	2,221
2007	10.694568	11.428524	6.86%	1,302
2006*	10.000000	10.694568	6.95%	0

95

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.304917	9.782450	5.13%	62,640
2010	7.236225	9.304917	28.59%	86,880
2009	5.597553	7.236225	29.27%	73,019
2008*	10.000000	5.597553	-44.02%	763
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.633816	10.669788	0.34%	16,594
2010	10.482149	10.633816	1.45%	25,499
2009	9.880242	10.482149	6.09%	28,415
2008*	10.000000	9.880242	-1.20%	20,971
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.642767	11.834153	-13.26%	360
2010	12.951641	13.642767	5.34%	144
2009*	10.000000	12.951641	29.52%	82
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.656248	13.110097	-4.00%	7,819
2010	11.222299	13.656248	21.69%	6,877
2009	8.620739	11.222299	30.18%	4,793
2008	14.372410	8.620739	-40.02%	3,498
2007	13.484384	14.372410	6.59%	3,703
2006	11.972775	13.484384	12.63%	8,088
2005	11.311637	11.972775	5.84%	7,841
2004*	10.000000	11.311637	13.12%	289
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.169316	13.783089	-9.14%	10,637
2010	13.205252	15.169316	14.87%	11,698
2009	9.543438	13.205252	38.37%	12,184
2008	16.110628	9.543438	-40.76%	13,892
2007	15.296548	16.110628	5.32%	11,997
2006	13.121814	15.296548	16.57%	13,843
2005	11.586130	13.121814	13.25%	5,673
2004*	10.000000	11.586130	15.86%	2,297
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.919788	13.523267	-9.36%	54,812
2010	13.022459	14.919788	14.57%	107,437
2009	9.432716	13.022459	38.06%	131,799
2008	15.964464	9.432716	-40.91%	131,832
2007	15.197654	15.964464	5.05%	157,475
2006	13.069100	15.197654	16.29%	153,119
2005	11.568978	13.069100	12.97%	138,800
2004*	10.000000	11.568978	15.69%	87,545

96

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.344963	15.756216	-9.16%	1,374
2010	15.100440	17.344963	14.86%	2,719
2009	10.907250	15.100440	38.44%	20,257
2008	18.411161	10.907250	-40.76%	21,166
2007	17.483880	18.411161	5.30%	23,159
2006	14.997718	17.483880	16.58%	24,728
2005	13.245945	14.997718	13.22%	24,752
2004	11.222376	13.245945	18.03%	24,828
2003	7.921861	11.222376	41.66%	22,637
2002*	10.000000	7.921861	-20.78%	2,198
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.997638	15.400841	-9.39%	31,853
2010	14.831568	16.997638	14.60%	44,788
2009	10.745123	14.831568	38.03%	62,445
2008	18.180788	10.745123	-40.90%	67,205
2007	17.303838	18.180788	5.07%	80,551
2006	14.884807	17.303838	16.25%	95,002
2005	13.174791	14.884807	12.98%	115,827
2004	11.188859	13.174791	17.75%	134,980
2003	7.907060	11.188859	41.50%	150,411
2002*	10.000000	7.907060	-20.93%	89,492
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.330909	17.278115	-0.30%	177,212
2010	15.245039	17.330909	13.68%	246,095
2009	12.998483	15.245039	17.28%	288,553
2008	15.346048	12.998483	-15.30%	277,915
2007	14.143082	15.346048	8.51%	300,101
2006	13.315193	14.143082	6.22%	288,301
2005	13.117366	13.315193	1.51%	310,872
2004	12.213123	13.117366	7.40%	271,634
2003	10.524358	12.213123	16.05%	242,952
2002*	10.000000	10.524358	5.24%	88,567
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.862400	2.781979	-2.81%	20,076
2010	2.519824	2.862400	13.60%	22,226
2009	2.007059	2.519824	25.55%	24,314
2008	9.599559	2.007059	-79.09%	27,259
2007*	10.000000	9.599559	-4.00%	11,630
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.138964	4.003917	-3.26%	8,378
2010	3.639516	4.138964	13.72%	11,148
2009	2.932101	3.639516	24.13%	12,483
2008	13.879847	2.932101	-78.88%	15,807
2007	14.027947	13.879847	-1.06%	22,071
2006	12.942531	14.027947	8.39%	32,875
2005	12.770858	12.942531	1.34%	33,198
2004	11.832385	12.770858	7.93%	31,051
2003	9.636981	11.832385	22.78%	18,538
2002*	10.000000	9.636981	-3.63%	1,203

97

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.027045	11.875554	-1.26%	129,112
2010	10.483290	12.027045	14.73%	167,724
2009	8.268993	10.483290	26.78%	182,464
2008	13.602458	8.268993	-39.21%	204,765
2007	13.186200	13.602458	3.16%	236,619
2006	11.600312	13.186200	13.67%	262,718
2005	11.075463	11.600312	4.74%	287,820
2004	10.244767	11.075463	8.11%	309,928
2003	8.180309	10.244767	25.24%	254,296
2002*	10.000000	8.180309	-18.20%	108,393
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.559654	17.008379	-3.14%	8,211
2010	14.365542	17.559654	22.23%	9,632
2009	10.571273	14.365542	35.89%	13,070
2008	17.166935	10.571273	-38.42%	16,136
2007	17.544733	17.166935	-2.15%	17,210
2006	15.402516	17.544733	13.91%	25,661
2005	14.146394	15.402516	8.88%	23,708
2004	11.959504	14.146394	18.29%	23,490
2003	8.363751	11.959504	42.99%	17,280
2002*	10.000000	8.363751	-16.36%	2,953
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.921756	9.593503	-3.31%	4,766
2010	8.140079	9.921756	21.89%	4,718
2009	6.003779	8.140079	35.58%	11,068
2008	9.777095	6.003779	-38.59%	9,538
2007	10.010722	9.777095	-2.33%	10,608
2006*	10.000000	10.010722	0.11%	10,625
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.804664	12.676918	7.39%	6,723
2010	10.896626	11.804664	8.33%	4,513
2009*	10.000000	10.896626	8.97%	1,023
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.435807	11.441627	0.05%	42,731
2010	10.976283	11.435807	4.19%	24,834
2009*	10.000000	10.976283	9.76%	43,250
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.385041	12.642793	-5.55%	4,312
2010	11.814662	13.385041	13.29%	4,610
2009	9.188654	11.814662	28.58%	4,372
2008	15.132828	9.188654	-39.28%	6,042
2007	16.260721	15.132828	-6.94%	7,175
2006	14.162819	16.260721	14.81%	10,818
2005	13.587876	14.162819	4.23%	10,261
2004	12.346322	13.587876	10.06%	8,491
2003*	10.000000	12.346322	23.46%	4,482

98

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.430954	11.050745	-17.72%	1,297
2010	12.324108	13.430954	8.98%	3,693
2009	9.983085	12.324108	23.45%	3,739
2008	17.982504	9.983085	-44.48%	3,838
2007	16.754107	17.982504	7.33%	2,055
2006	13.243369	16.754107	26.51%	2,852
2005	11.916494	13.243369	11.13%	4,358
2004	10.353931	11.916494	15.09%	5,963
2003	8.133021	10.353931	27.31%	5,158
2002*	10.000000	8.133021	-18.67%	745
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.954891	14.112983	-5.63%	3,221
2010	11.984274	14.954891	24.79%	3,484
2009	9.198656	11.984274	30.28%	4,887
2008	15.315331	9.198656	-39.94%	5,411
2007	17.716461	15.315331	-13.55%	4,888
2006	15.248670	17.716461	16.18%	6,214
2005	14.383134	15.248670	6.02%	7,151
2004	11.505052	14.383134	25.02%	7,308
2003	7.761822	11.505052	48.23%	6,414
2002*	10.000000	7.761822	-22.38%	3,348
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.652245	11.922870	-18.63%	14,625
2010	12.245799	14.652245	19.65%	11,367
2009	7.543334	12.245799	62.34%	12,002
2008	12.094666	7.543334	-37.63%	11,364
2007	11.572461	12.094666	4.51%	13,738
2006	11.080846	11.572461	4.44%	14,708
2005	10.584298	11.080846	4.69%	16,170
2004	10.173795	10.584298	4.03%	18,561
2003	8.223033	10.173795	23.72%	14,834
2002*	10.000000	8.223033	-17.77%	4,505
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.712833	12.228754	4.40%	13,889
2010	11.066201	11.712833	5.84%	14,823
2009	10.214199	11.066201	8.34%	30,418
2008	11.516253	10.214199	-11.31%	64,404
2007	11.050657	11.516253	4.21%	64,187
2006	10.772749	11.050657	2.58%	50,678
2005	10.464138	10.772749	2.95%	61,689
2004	10.151047	10.464138	3.08%	45,667
2003*	10.000000	10.151047	1.51%	6,129
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.471980	15.565826	-5.50%	1,903
2010	13.117881	16.471980	25.57%	723
2009*	10.000000	13.117881	31.18%	0

99

Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.901250	12.075235	-6.40%	247,494
2010	11.781707	12.901250	9.50%	331,421
2009	9.468651	11.781707	24.43%	387,573
2008	13.478440	9.468651	-31.03%	496,504
2007	12.731169	13.478440	5.87%	582,338
2006	11.640052	12.731169	9.37%	638,997
2005	11.299833	11.640052	3.01%	674,401
2004	10.768742	11.299833	4.93%	716,198
2003	9.269485	10.768742	16.17%	488,917
2002*	10.000000	9.269485	-7.31%	66,570

100

Maximum Additional Contract Options Elected - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.585617	9.797160	2.21%	0
2010	8.819659	9.585617	8.68%	0
2009	7.606085	8.819659	15.96%	0
2008	13.312374	7.606085	-42.86%	0
2007	13.178920	13.312374	1.01%	0
2006	11.691028	13.178920	12.73%	0
2005	11.599467	11.691028	0.79%	0
2004	10.824109	11.599467	7.16%	0
2003*	10.000000	10.824109	8.24%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.689316	9.073593	-22.38%	0
2010	11.631637	11.689316	0.50%	0
2009	8.985201	11.631637	29.45%	0
2008	19.964211	8.985201	-54.99%	0
2007	19.629043	19.964211	1.71%	0
2006	15.075695	19.629043	30.20%	0
2005	13.426763	15.075695	12.28%	0
2004	11.157833	13.426763	20.33%	0
2003*	10.000000	11.157833	11.58%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.254553	9.510115	-7.26%	0
2010	9.690055	10.254553	5.83%	0
2009	7.335232	9.690055	32.10%	0
2008	12.651957	7.335232	-42.02%	0
2007	11.560050	12.651957	9.45%	0
2006	12.074325	11.560050	-4.26%	0
2005	10.910705	12.074325	10.66%	0
2004	10.451795	10.910705	4.39%	0
2003*	10.000000	10.451795	4.52%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.924531	13.140681	-11.95%	0
2010	12.235825	14.924531	21.97%	0
2009	8.902023	12.235825	37.45%	0
2008	14.380917	8.902023	-38.10%	0
2007	14.704181	14.380917	-2.20%	0
2006	13.361952	14.704181	10.05%	0
2005	13.004167	13.361952	2.75%	0
2004	11.334631	13.004167	14.73%	0
2003*	10.000000	11.334631	13.35%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.563323	11.664995	-7.15%	0
2010	11.879392	12.563323	5.76%	0
2009*	10.000000	11.879392	18.79%	0

101

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.769400	13.342436	-3.10%	0
2010	11.357234	13.769400	21.24%	0
2009	9.428090	11.357234	20.46%	0
2008	14.165023	9.428090	-33.44%	0
2007	14.801739	14.165023	-4.30%	0
2006	13.426081	14.801739	10.25%	0
2005	12.993187	13.426081	3.33%	0
2004	11.063842	12.993187	17.44%	0
2003*	10.000000	11.063842	10.64%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.842618	10.541826	-2.77%	0
2010	9.800908	10.842618	10.63%	0
2009	7.604995	9.800908	28.87%	0
2008	12.037639	7.604995	-36.82%	0
2007	11.593550	12.037639	3.83%	0
2006	11.017798	11.593550	5.23%	0
2005	11.034981	11.017798	-0.16%	0
2004	10.783252	11.034981	2.33%	0
2003*	10.000000	10.783252	7.83%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.752259	10.555139	-1.83%	0
2010	9.717322	10.752259	10.65%	0
2009	7.983145	9.717322	21.72%	0
2008	13.182496	7.983145	-39.44%	0
2007	13.001391	13.182496	1.39%	0
2006	11.681967	13.001391	11.29%	0
2005	11.579886	11.681967	0.88%	0
2004	10.862589	11.579886	6.60%	0
2003*	10.000000	10.862589	8.63%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.555645	10.335971	-2.08%	0
2010	9.564753	10.555645	10.36%	0
2009	7.875846	9.564753	21.44%	0
2008	13.042395	7.875846	-39.61%	0
2007	12.895550	13.042395	1.14%	0
2006	11.616232	12.895550	11.01%	0
2005	11.543162	11.616232	0.63%	0
2004	10.856431	11.543162	6.33%	0
2003*	10.000000	10.856431	8.56%	0
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.402499	9.471364	-8.95%	0
2010	9.553541	10.402499	8.89%	0
2009	8.754214	9.553541	9.13%	0
2008	12.919224	8.754214	-32.24%	0
2007	12.231979	12.919224	5.62%	0
2006	10.963685	12.231979	11.57%	0
2005	11.188150	10.963685	-2.01%	0
2004	10.841129	11.188150	3.20%	0
2003*	10.000000	10.841129	8.41%	0

102

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.304725	13.451411	1.10%	0
2010	12.072190	13.304725	10.21%	0
2009	8.217023	12.072190	46.92%	0
2008	11.539995	8.217023	-28.80%	0
2007	11.609736	11.539995	-0.60%	0
2006	10.896714	11.609736	6.54%	0
2005	11.057208	10.896714	-1.45%	0
2004	10.417563	11.057208	6.14%	0
2003*	10.000000	10.417563	4.18%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.669487	10.514735	-1.45%	0
2010	10.205641	10.669487	4.54%	0
2009	8.794830	10.205641	16.04%	0
2008	9.845559	8.794830	-10.67%	0
2007	9.698418	9.845559	1.52%	0
2006	9.663356	9.698418	0.36%	0
2005	9.899984	9.663356	-2.39%	0
2004	9.916073	9.899984	-0.16%	0
2003*	10.000000	9.916073	-0.84%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.481562	10.301044	-1.72%	0
2010	10.046473	10.481562	4.33%	0
2009	8.677788	10.046473	15.77%	0
2008	9.742363	8.677788	-10.93%	0
2007	9.619002	9.742363	1.28%	0
2006	9.605848	9.619002	0.14%	0
2005	9.871327	9.605848	-2.69%	0
2004	9.916089	9.871327	-0.45%	0
2003*	10.000000	9.916089	-0.84%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.383927	10.674402	-6.23%	0
2010	10.351085	11.383927	9.98%	0
2009	8.331793	10.351085	24.24%	0
2008	12.149387	8.331793	-31.42%	0
2007	10.932954	12.149387	11.13%	0
2006	10.580465	10.932954	3.33%	0
2005	10.565116	10.580465	0.15%	0
2004	10.407568	10.565116	1.51%	0
2003*	10.000000	10.407568	4.08%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.268318	10.552124	-6.36%	0
2010	10.261975	11.268318	9.81%	0
2009	8.271579	10.261975	24.06%	0
2008	12.076172	8.271579	-31.50%	0
2007	10.884423	12.076172	10.95%	0
2006	10.543269	10.884423	3.24%	0
2005	10.542909	10.543269	0.00%	0
2004	10.403593	10.542909	1.34%	0
2003*	10.000000	10.403593	4.04%	0

103

Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.269412	10.178566	-9.68%	0
2010	10.067407	11.269412	11.94%	0
2009	7.868631	10.067407	27.94%	0
2008	12.737111	7.868631	-38.22%	0
2007	11.122792	12.737111	14.51%	0
2006	10.803126	11.122792	2.96%	0
2005	10.801662	10.803126	0.01%	0
2004	10.590889	10.801662	1.99%	0
2003*	10.000000	10.590889	5.91%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.128494	10.030321	-9.87%	0
2010	9.954584	11.128494	11.79%	0
2009	7.802728	9.954584	27.58%	0
2008	12.643053	7.802728	-38.28%	0
2007	11.066018	12.643053	14.25%	0
2006	10.760548	11.066018	2.84%	0
2005	10.782590	10.760548	-0.20%	0
2004	10.594480	10.782590	1.78%	0
2003*	10.000000	10.594480	5.94%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.586978	10.742983	-7.28%	0
2010	10.192110	11.586978	13.69%	0
2009	7.645513	10.192110	33.31%	0
2008	12.027941	7.645513	-36.44%	0
2007	11.465774	12.027941	4.90%	0
2006	10.658314	11.465774	7.58%	0
2005	10.473355	10.658314	1.77%	0
2004	10.310998	10.473355	1.57%	0
2003*	10.000000	10.310998	3.11%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.468677	10.628060	-7.33%	0
2010	10.107952	11.468677	13.46%	0
2009	7.584282	10.107952	33.28%	0
2008	11.954387	7.584282	-36.56%	0
2007	11.414421	11.954387	4.73%	0
2006	10.623960	11.414421	7.44%	0
2005	10.447814	10.623960	1.69%	0
2004	10.312826	10.447814	1.31%	0
2003*	10.000000	10.312826	3.13%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.566536	10.845907	-6.23%	0
2010	10.167574	11.566536	13.76%	0
2009	7.764252	10.167574	30.95%	0
2008	13.703139	7.764252	-43.34%	0
2007	13.303806	13.703139	3.00%	0
2006	12.111515	13.303806	9.84%	0
2005	10.388998	12.111515	16.58%	0
2004	10.646826	10.388998	-2.42%	0
2003*	10.000000	10.646826	6.47%	0

104

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.436838	10.715130	-6.31%	0
2010	10.060286	11.436838	13.68%	0
2009	7.689512	10.060286	30.83%	0
2008	13.608175	7.689512	-43.49%	0
2007	13.235844	13.608175	2.81%	0
2006	12.068604	13.235844	9.67%	0
2005	10.378259	12.068604	16.29%	0
2004	10.635051	10.378259	-2.41%	0
2003*	10.000000	10.635051	6.35%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.512630	10.216640	-2.82%	0
2010	9.480158	10.512630	10.89%	0
2009	7.566934	9.480158	25.28%	0
2008	13.708714	7.566934	-44.80%	0
2007	14.032058	13.708714	-2.30%	0
2006	12.126907	14.032058	15.71%	0
2005	11.899731	12.126907	1.91%	0
2004	11.088270	11.899731	7.32%	0
2003*	10.000000	11.088270	10.88%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.397749	10.084550	-3.01%	0
2010	9.390496	10.397749	10.73%	0
2009	7.503875	9.390496	25.14%	0
2008	13.620053	7.503875	-44.91%	0
2007	13.961286	13.620053	-2.44%	0
2006	12.080926	13.961286	15.56%	0
2005	11.875666	12.080926	1.73%	0
2004	11.080691	11.875666	7.17%	0
2003*	10.000000	11.080691	10.81%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.855121	9.645642	-2.13%	0
2010	8.920213	9.855121	10.48%	0
2009	7.280707	8.920213	22.52%	0
2008	12.979444	7.280707	-43.91%	0
2007	12.030105	12.979444	7.89%	0
2006	11.047188	12.030105	8.90%	0
2005	10.661769	11.047188	3.61%	0
2004	10.463595	10.661769	1.89%	0
2003*	10.000000	10.463595	4.64%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.758146	9.530451	-2.33%	0
2010	8.841299	9.758146	10.37%	0
2009	7.224530	8.841299	22.38%	0
2008	12.906582	7.224530	-44.02%	0
2007	11.977846	12.906582	7.75%	0
2006	11.014309	11.977846	8.75%	0
2005	10.642673	11.014309	3.49%	0
2004	10.467636	10.642673	1.67%	0
2003*	10.000000	10.467636	4.68%	0

105

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.309746	9.948231	-3.51%	0
2010	8.624987	10.309746	19.53%	0
2009	6.985466	8.624987	23.47%	0
2008	13.741682	6.985466	-49.17%	0
2007	11.243665	13.741682	22.22%	0
2006	10.932510	11.243665	2.85%	0
2005	10.736295	10.932510	1.83%	0
2004	10.790871	10.736295	-0.51%	0
2003*	10.000000	10.790871	7.91%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.196620	9.822008	-3.67%	0
2010	8.543754	10.196620	19.35%	0
2009	6.929557	8.543754	23.29%	0
2008	13.650912	6.929557	-49.24%	0
2007	11.187983	13.650912	22.01%	0
2006	10.894659	11.187983	2.69%	0
2005	10.716426	10.894659	1.66%	0
2004	10.785656	10.716426	-0.64%	0
2003*	10.000000	10.785656	7.86%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.176308	9.798636	-12.33%	0
2010	9.302523	11.176308	20.14%	0
2009	6.909801	9.302523	34.63%	0
2008	14.029111	6.909801	-50.75%	0
2007	12.393132	14.029111	13.20%	0
2006	11.862312	12.393132	4.47%	0
2005	11.400675	11.862312	4.05%	0
2004	10.734692	11.400675	6.20%	0
2003*	10.000000	10.734692	7.35%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.049552	9.665681	-12.52%	0
2010	9.197536	11.049552	20.14%	0
2009	6.851461	9.197536	34.24%	0
2008	13.918538	6.851461	-50.77%	0
2007	12.315826	13.918538	13.01%	0
2006	11.802639	12.315826	4.35%	0
2005	11.368377	11.802639	3.82%	0
2004	10.730138	11.368377	5.95%	0
2003*	10.000000	10.730138	7.30%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.632499	12.650466	0.14%	0
2010	11.522132	12.632499	9.64%	0
2009	8.317293	11.522132	38.53%	0
2008	11.519957	8.317293	-27.80%	0
2007	11.649255	11.519957	-1.11%	0
2006	10.873746	11.649255	7.13%	0
2005	11.006788	10.873746	-1.21%	0
2004	10.435622	11.006788	5.47%	0
2003*	10.000000	10.435622	4.36%	0

106

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.498236	12.490707	-0.06%	0
2010	11.411244	12.498236	9.53%	0
2009	8.255103	11.411244	38.23%	0
2008	11.445644	8.255103	-27.88%	0
2007	11.587049	11.445644	-1.22%	0
2006	10.830606	11.587049	6.98%	0
2005	10.985726	10.830606	-1.41%	0
2004	10.423673	10.985726	5.39%	0
2003*	10.000000	10.423673	4.24%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.547220	10.533341	-0.13%	0
2010	9.619871	10.547220	9.64%	0
2009	6.957560	9.619871	38.27%	0
2008	9.652020	6.957560	-27.92%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.585959	10.608081	0.21%	0
2010	9.666150	10.585959	9.52%	0
2009	6.969936	9.666150	38.68%	0
2008	9.642807	6.969936	-27.72%	0
2007*	10.000000	9.642807	-3.57%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.868749	10.686391	-1.68%	0
2010	9.806813	10.868749	10.83%	0
2009	8.039352	9.806813	21.99%	0
2008	13.245070	8.039352	-39.30%	0
2007	13.040296	13.245070	1.57%	0
2006	11.693529	13.040296	11.52%	0
2005	11.576701	11.693529	1.01%	0
2004	10.862126	11.576701	6.58%	0
2003*	10.000000	10.862126	8.62%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.793718	11.163648	3.43%	0
2010	10.391463	10.793718	3.87%	0
2009	9.319620	10.391463	11.50%	0
2008	9.997554	9.319620	-6.78%	0
2007	9.945967	9.997554	0.52%	0
2006	9.891493	9.945967	0.55%	0
2005	10.045000	9.891493	-1.53%	0
2004	9.980825	10.045000	0.64%	0
2003*	10.000000	9.980825	-0.19%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.279587	15.725706	-13.97%	0
2010	14.740310	18.279587	24.01%	0
2009	10.926322	14.740310	34.91%	0
2008	18.748402	10.926322	-41.72%	0
2007	16.852576	18.748402	11.25%	0
2006	15.533502	16.852576	8.49%	0
2005	13.637347	15.533502	13.90%	0
2004	11.343571	13.637347	20.22%	0
2003*	10.000000	11.343571	13.44%	0

107

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.077260	15.527999	-14.10%	0
2010	14.592078	18.077260	23.88%	0
2009	10.836808	14.592078	34.65%	0
2008	18.625034	10.836808	-41.82%	0
2007	16.763250	18.625034	11.11%	0
2006	15.476922	16.763250	8.31%	0
2005	13.609354	15.476922	13.72%	0
2004	11.330820	13.609354	20.11%	0
2003*	10.000000	11.330820	13.31%	0
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.160762	8.836934	-3.53%	0
2010	9.484748	9.160762	-3.42%	0
2009	9.773597	9.484748	-2.96%	0
2008	9.845680	9.773597	-0.73%	0
2007	9.717356	9.845680	1.32%	0
2006	9.614238	9.717356	1.07%	0
2005	9.682745	9.614238	-0.71%	0
2004	9.929738	9.682745	-2.49%	0
2003*	10.000000	9.929738	-0.70%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.035428	10.396117	-20.25%	0
2010	11.973054	13.035428	8.87%	0
2009	9.828352	11.973054	21.82%	0
2008	18.173405	9.828352	-45.92%	0
2007	16.095976	18.173405	12.91%	0
2006	14.162258	16.095976	13.65%	0
2005	12.353316	14.162258	14.64%	0
2004	11.297361	12.353316	9.35%	0
2003*	10.000000	11.297361	12.97%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.889667	10.265995	-20.35%	0
2010	11.856324	12.889667	8.72%	0
2009	9.749319	11.856324	21.61%	0
2008	18.057752	9.749319	-46.01%	0
2007	16.014554	18.057752	12.76%	0
2006	14.111477	16.014554	13.49%	0
2005	12.328631	14.111477	14.46%	0
2004	11.292118	12.328631	9.18%	0
2003*	10.000000	11.292118	12.92%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.357874	9.040562	-20.40%	0
2010	10.447657	11.357874	8.71%	0
2009	8.592368	10.447657	21.59%	0
2008	15.910769	8.592368	-46.00%	0
2007	14.109642	15.910769	12.77%	0
2006	12.428673	14.109642	13.52%	0
2005	10.862176	12.428673	14.42%	0
2004*	10.000000	10.862176	8.62%	0

108

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.482986	9.149784	-20.32%	0
2010	10.545526	11.482986	8.89%	0
2009	8.652945	10.545526	21.87%	0
2008	16.003687	8.652945	-45.93%	0
2007	14.172049	16.003687	12.92%	0
2006	12.469163	14.172049	13.66%	0
2005	10.880788	12.469163	14.60%	0
2004*	10.000000	10.880788	8.81%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.336989	9.706385	-6.10%	0
2010	9.112348	10.336989	13.44%	0
2009	6.644191	9.112348	37.15%	0
2008	12.898358	6.644191	-48.49%	0
2007	13.128072	12.898358	-1.75%	0
2006	11.892776	13.128072	10.39%	0
2005	11.634249	11.892776	2.22%	0
2004	10.871191	11.634249	7.02%	0
2003*	10.000000	10.871191	8.71%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.216415	9.580492	-6.22%	0
2010	9.022661	10.216415	13.23%	0
2009	6.589879	9.022661	36.92%	0
2008	12.810108	6.589879	-48.56%	0
2007	13.055218	12.810108	-1.88%	0
2006	11.842080	13.055218	10.24%	0
2005	11.611567	11.842080	1.99%	0
2004	10.864086	11.611567	6.88%	0
2003*	10.000000	10.864086	8.64%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.826649	10.387260	-12.17%	0
2010	9.706378	11.826649	21.84%	0
2009	6.400452	9.706378	51.65%	0
2008	13.607599	6.400452	-52.96%	0
2007	13.376907	13.607599	1.72%	0
2006	11.947065	13.376907	11.97%	0
2005	12.089438	11.947065	-1.18%	0
2004	11.007615	12.089438	9.83%	0
2003*	10.000000	11.007615	10.08%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.694152	10.249546	-12.35%	0
2010	9.606513	11.694152	21.73%	0
2009	6.344457	9.606513	51.42%	0
2008	13.519044	6.344457	-53.07%	0
2007	13.309829	13.519044	1.57%	0
2006	11.906543	13.309829	11.79%	0
2005	12.063467	11.906543	-1.30%	0
2004	10.998282	12.063467	9.69%	0
2003*	10.000000	10.998282	9.98%	0

109

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.368511	11.643875	2.42%	0
2010	9.755880	11.368511	16.53%	0
2009	8.604817	9.755880	13.38%	0
2008	12.225276	8.604817	-29.61%	0
2007	13.005012	12.225276	-6.00%	0
2006	11.493118	13.005012	13.15%	0
2005	11.503574	11.493118	-0.09%	0
2004	10.731928	11.503574	7.19%	0
2003*	10.000000	10.731928	7.32%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.656203	8.212223	-5.13%	0
2010	8.148358	8.656203	6.23%	0
2009	6.492788	8.148358	25.50%	0
2008*	10.000000	6.492788	-35.07%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.075303	12.145569	-13.71%	0
2010	13.441899	14.075303	4.71%	0
2009	10.157915	13.441899	32.33%	0
2008	17.641606	10.157915	-42.42%	0
2007	15.816295	17.641606	11.54%	0
2006	13.487199	15.816295	17.27%	0
2005	12.669288	13.487199	6.46%	0
2004	11.061419	12.669288	14.54%	0
2003*	10.000000	11.061419	10.61%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.738457	9.377775	-3.70%	0
2010	9.225600	9.738457	5.56%	0
2009	7.463174	9.225600	23.61%	0
2008	11.088841	7.463174	-32.70%	0
2007	10.647048	11.088841	4.15%	0
2006*	10.000000	10.647048	6.47%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.625954	9.248069	-3.93%	0
2010	9.144614	9.625954	5.26%	0
2009	7.415898	9.144614	23.31%	0
2008	11.046970	7.415898	-32.87%	0
2007	10.630234	11.046970	3.92%	0
2006*	10.000000	10.630234	6.30%	0
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.516812	14.802025	-10.38%	0
2010	15.222611	16.516812	8.50%	0
2009	11.710697	15.222611	29.99%	0
2008	20.444929	11.710697	-42.72%	0
2007	18.544479	20.444929	10.25%	0
2006	15.048967	18.544479	23.23%	0
2005	13.268368	15.048967	13.42%	0
2004	11.131919	13.268368	19.19%	0
2003*	10.000000	11.131919	11.32%	0

110

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.105142	11.822247	-9.79%	0
2010	11.919119	13.105142	9.95%	0
2009	9.500370	11.919119	25.46%	0
2008	13.795263	9.500370	-31.13%	0
2007	13.072415	13.795263	5.53%	0
2006	12.195178	13.072415	7.19%	0
2005	11.760060	12.195178	3.70%	0
2004	10.723665	11.760060	9.66%	0
2003*	10.000000	10.723665	7.24%	0
Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.343704	10.231919	-9.80%	0
2010	9.846485	11.343704	15.21%	0
2009	6.169487	9.846485	59.60%	0
2008	12.585032	6.169487	-50.98%	0
2007	11.200210	12.585032	12.36%	0
2006	11.326123	11.200210	-1.11%	0
2005	10.919778	11.326123	3.72%	0
2004	10.614066	10.919778	2.88%	0
2003*	10.000000	10.614066	6.14%	0
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.083392	10.454445	-5.67%	0
2010	9.942365	11.083392	11.48%	0
2009	8.036144	9.942365	23.72%	0
2008	12.993046	8.036144	-38.15%	0
2007	13.809573	12.993046	-5.91%	0
2006	12.349679	13.809573	11.82%	0
2005	12.310194	12.349679	0.32%	0
2004	10.880171	12.310194	13.14%	0
2003*	10.000000	10.880171	8.80%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.222236	10.928206	-10.59%	0
2010	11.672257	12.222236	4.71%	0
2009*	10.000000	11.672257	16.72%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.683960	10.332898	-3.29%	0
2010	9.886939	10.683960	8.06%	0
2009	7.377233	9.886939	34.02%	0
2008	12.150657	7.377233	-39.29%	0
2007	11.360935	12.150657	6.95%	0
2006	10.987583	11.360935	3.40%	0
2005	10.940178	10.987583	0.43%	0
2004	10.418475	10.940178	5.01%	0
2003*	10.000000	10.418475	4.18%	0

111

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.631074	8.708046	-9.58%	0
2010	7.736206	9.631074	24.49%	0
2009	5.684407	7.736206	36.10%	0
2008	12.189483	5.684407	-53.37%	0
2007	11.554956	12.189483	5.49%	0
2006	11.722382	11.554956	-1.43%	0
2005	11.827195	11.722382	-0.89%	0
2004	10.732106	11.827195	10.20%	0
2003*	10.000000	10.732106	7.32%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.017071	12.088830	-13.76%	0
2010	10.701300	14.017071	30.98%	0
2009	6.817158	10.701300	56.98%	0
2008	11.699860	6.817158	-41.73%	0
2007	11.878313	11.699860	-1.50%	0
2006	10.915743	11.878313	8.82%	0
2005	10.785320	10.915743	1.21%	0
2004	10.539514	10.785320	2.33%	0
2003*	10.000000	10.539514	5.40%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.380504	11.873853	-4.09%	0
2010	11.553303	12.380504	7.16%	0
2009	9.792453	11.553303	17.98%	0
2008	15.112360	9.792453	-35.20%	0
2007	14.580740	15.112360	3.65%	0
2006	12.556542	14.580740	16.12%	0
2005	12.239260	12.556542	2.59%	0
2004	11.062664	12.239260	10.64%	0
2003*	10.000000	11.062664	10.63%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.579447	10.012785	-5.36%	0
2010*	10.000000	10.579447	5.79%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.349032	12.925308	-3.17%	0
2010	12.244052	13.349032	9.02%	0
2009*	10.000000	12.244052	22.44%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.144588	8.893389	-2.75%	0
2010	8.472582	9.144588	7.93%	0
2009	7.125206	8.472582	18.91%	0
2008	10.531297	7.125206	-32.34%	0
2007	10.299898	10.531297	2.25%	0
2006*	10.000000	10.299898	3.00%	0

112

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.774665	9.958027	1.88%	0
2010	9.571511	9.774665	2.12%	0
2009	8.857785	9.571511	8.06%	0
2008	10.200400	8.857785	-13.16%	0
2007	10.282293	10.200400	-0.80%	0
2006*	10.000000	10.282293	2.82%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.080566	8.808930	-12.61%	0
2010	9.399862	10.080566	7.24%	0
2009	6.889572	9.399862	36.44%	0
2008	11.653767	6.889572	-40.88%	0
2007	10.578078	11.653767	10.17%	0
2006*	10.000000	10.578078	5.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.920853	8.192875	-8.16%	0
2010	7.833339	8.920853	13.88%	0
2009	5.858157	7.833339	33.72%	0
2008	10.899890	5.858157	-46.25%	0
2007	10.111944	10.899890	7.79%	0
2006*	10.000000	10.111944	1.12%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.752512	7.303090	-5.80%	0
2010	7.250234	7.752512	6.93%	0
2009	5.757792	7.250234	25.92%	0
2008	9.649399	5.757792	-40.33%	0
2007*	10.000000	9.649399	-3.51%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.580343	11.583537	0.03%	0
2010	10.621093	11.580343	9.03%	0
2009	7.545861	10.621093	40.75%	0
2008	10.892603	7.545861	-30.72%	0
2007	10.960244	10.892603	-0.62%	0
2006	10.284179	10.960244	6.57%	0
2005*	10.000000	10.284179	2.84%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.237673	7.012264	-14.88%	0
2010	7.409498	8.237673	11.18%	0
2009	5.027453	7.409498	47.38%	0
2008*	10.000000	5.027453	-49.73%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.094410	8.484418	-6.71%	0
2010	7.637569	9.094410	19.07%	0
2009	6.026497	7.637569	26.73%	0
2008*	10.000000	6.026497	-39.74%	0

113

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.071894	8.455902	-6.79%	0
2010	7.619853	9.071894	19.06%	0
2009	6.024629	7.619853	26.48%	0
2008*	10.000000	6.024629	-39.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.624968	7.780565	-9.79%	0
2010	7.786821	8.624968	10.76%	0
2009	6.255468	7.786821	24.48%	0
2008*	10.000000	6.255468	-37.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.570822	9.098175	-4.94%	0
2010	8.996970	9.570822	6.38%	0
2009	7.793070	8.996970	15.45%	0
2008*	10.000000	7.793070	-22.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.175133	8.536073	-6.97%	0
2010	8.472770	9.175133	8.29%	0
2009	7.082322	8.472770	19.63%	0
2008*	10.000000	7.082322	-29.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.001328	9.773133	-2.28%	0
2010	9.719148	10.001328	2.90%	0
2009	8.925172	9.719148	8.90%	0
2008*	10.000000	8.925172	-10.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.373666	8.821529	-5.89%	0
2010	8.735285	9.373666	7.31%	0
2009	7.434475	8.735285	17.50%	0
2008*	10.000000	7.434475	-25.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.954527	8.225188	-8.14%	0
2010	8.201738	8.954527	9.18%	0
2009	6.725016	8.201738	21.96%	0
2008*	10.000000	6.725016	-32.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.728461	9.348807	-3.90%	0
2010	9.260280	9.728461	5.06%	0
2009	8.167047	9.260280	13.39%	0
2008*	10.000000	8.167047	-18.33%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.489114	10.773921	2.72%	0
2010	10.168832	10.489114	3.15%	0
2009	9.701724	10.168832	4.81%	0
2008*	10.000000	9.701724	-2.98%	0

114

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.420132	10.667260	2.37%	0
2010	10.128294	10.420132	2.88%	0
2009	9.680228	10.128294	4.63%	0
2008*	10.000000	9.680228	-3.20%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.319553	11.567171	2.19%	0
2010	10.866539	11.319553	4.17%	0
2009	9.685970	10.866539	12.19%	0
2008*	10.000000	9.685970	-3.14%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.917118	17.091659	-25.42%	0
2010	20.519067	22.917118	11.69%	0
2009	13.058005	20.519067	57.14%	0
2008	32.218891	13.058005	-59.47%	0
2007	23.035152	32.218891	39.87%	0
2006	17.536604	23.035152	31.35%	0
2005	13.752227	17.536604	27.52%	0
2004	11.851031	13.752227	16.04%	0
2003*	10.000000	11.851031	18.51%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.397619	14.467799	-25.41%	0
2010	17.371465	19.397619	11.66%	0
2009	11.054930	17.371465	57.14%	0
2008	27.233590	11.054930	-59.41%	0
2007	19.436247	27.233590	40.12%	0
2006	14.770648	19.436247	31.59%	0
2005	11.569404	14.770648	27.67%	0
2004*	10.000000	11.569404	15.69%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.393021	10.741357	3.35%	0
2010	10.294426	10.393021	0.96%	0
2009	10.404626	10.294426	-1.06%	0
2008	10.024790	10.404626	3.79%	0
2007	9.711379	10.024790	3.23%	0
2006	9.752379	9.711379	-0.42%	0
2005	9.800927	9.752379	-0.50%	0
2004	9.850846	9.800927	-0.51%	0
2003*	10.000000	9.850846	-1.49%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.296233	6.327251	-13.28%	0
2010	6.700997	7.296233	8.88%	0
2009	5.372593	6.700997	24.73%	0
2008*	10.000000	5.372593	-46.27%	0

115

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.881425	10.998413	-7.43%	0
2010	10.757412	11.881425	10.45%	0
2009	8.777105	10.757412	22.56%	0
2008	14.425009	8.777105	-39.15%	0
2007	14.132458	14.425009	2.07%	0
2006	12.549384	14.132458	12.61%	0
2005	12.066271	12.549384	4.00%	0
2004	10.982748	12.066271	9.87%	0
2003*	10.000000	10.982748	9.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.014433	11.679280	-2.79%	0
2010	11.354906	12.014433	5.81%	0
2009*	10.000000	11.354906	13.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.851239	12.267228	-4.54%	0
2010	11.905432	12.851239	7.94%	0
2009*	10.000000	11.905432	19.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.272304	10.188400	-0.82%	0
2010	10.068080	10.272304	2.03%	0
2009	9.579200	10.068080	5.10%	0
2008	10.579344	9.579200	-9.45%	0
2007	10.421519	10.579344	1.51%	0
2006	10.187233	10.421519	2.30%	0
2005	10.233646	10.187233	-0.45%	0
2004	10.149122	10.233646	0.83%	0
2003*	10.000000	10.149122	1.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.229956	10.816542	-3.68%	0
2010	10.508263	11.229956	6.87%	0
2009	9.154540	10.508263	14.79%	0
2008	12.371392	9.154540	-26.00%	0
2007	12.154730	12.371392	1.78%	0
2006	11.327793	12.154730	7.30%	0
2005	11.159272	11.327793	1.51%	0
2004	10.573615	11.159272	5.54%	0
2003*	10.000000	10.573615	5.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.723814	11.056469	-5.69%	0
2010	10.783596	11.723814	8.72%	0
2009	8.997415	10.783596	19.85%	0
2008	13.611740	8.997415	-33.90%	0
2007	13.311537	13.611740	2.26%	0
2006	12.060634	13.311537	10.37%	0
2005	11.689439	12.060634	3.18%	0
2004	10.823276	11.689439	8.00%	0
2003*	10.000000	10.823276	8.23%	0

116

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.835391	10.656148	-1.65%	0
2010	10.363091	10.835391	4.56%	0
2009	9.388537	10.363091	10.38%	0
2008	11.469988	9.388537	-18.15%	0
2007	11.247819	11.469988	1.98%	0
2006	10.765898	11.247819	4.48%	0
2005	10.692871	10.765898	0.68%	0
2004	10.356463	10.692871	3.25%	0
2003*	10.000000	10.356463	3.56%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.355602	12.581629	-5.80%	0
2010	12.740097	13.355602	4.83%	0
2009*	10.000000	12.740097	27.40%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.298420	12.494271	-6.05%	0
2010	12.718628	13.298420	4.56%	0
2009*	10.000000	12.718628	27.19%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.205453	13.339611	-6.10%	0
2010	11.682068	14.205453	21.60%	0
2009	8.865913	11.682068	31.76%	0
2008	14.483952	8.865913	-38.79%	0
2007	13.978940	14.483952	3.61%	0
2006	13.201527	13.978940	5.89%	0
2005	12.221324	13.201527	8.02%	0
2004	10.959966	12.221324	11.51%	0
2003*	10.000000	10.959966	9.60%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.998329	13.127039	-6.22%	0
2010	11.542486	13.998329	21.28%	0
2009	8.776321	11.542486	31.52%	0
2008	14.371780	8.776321	-38.93%	0
2007	13.894938	14.371780	3.43%	0
2006	13.139756	13.894938	5.75%	0
2005	12.186003	13.139756	7.83%	0
2004	10.949835	12.186003	11.29%	0
2003*	10.000000	10.949835	9.50%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.850799	8.528623	-3.64%	0
2010	9.186079	8.850799	-3.65%	0
2009	9.530074	9.186079	-3.61%	0
2008	9.692055	9.530074	-1.67%	0
2007	9.601113	9.692055	0.95%	0
2006	9.531989	9.601113	0.73%	0
2005	9.635011	9.531989	-1.07%	0
2004	9.919528	9.635011	-2.87%	0
2003*	10.000000	9.919528	-0.80%	0

117

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.590672	7.480939	-12.92%	0
2010	7.834232	8.590672	9.66%	0
2009	5.973924	7.834232	31.14%	0
2008*	10.000000	5.973924	-40.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.493192	7.672990	-19.17%	0
2010	9.284947	9.493192	2.24%	0
2009	7.422168	9.284947	25.10%	0
2008	14.355467	7.422168	-48.30%	0
2007	14.478031	14.355467	-0.85%	0
2006	12.240509	14.478031	18.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.330137	7.515509	-19.45%	0
2010	9.148061	9.330137	1.99%	0
2009	7.332312	9.148061	24.76%	0
2008	14.213079	7.332312	-48.41%	0
2007	14.366981	14.213079	-1.07%	0
2006	12.180398	14.366981	17.95%	0
2005	11.306214	12.180398	7.73%	0
2004*	10.000000	11.306214	13.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.594762	8.013974	-6.76%	0
2010	7.732483	8.594762	11.15%	0
2009	6.204293	7.732483	24.63%	0
2008*	10.000000	6.204293	-37.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.258397	7.472651	-9.51%	0
2010	7.602041	8.258397	8.63%	0
2009	6.192565	7.602041	22.76%	0
2008*	10.000000	6.192565	-38.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.098651	8.376921	-7.93%	0
2010	7.466640	9.098651	21.86%	0
2009	6.116036	7.466640	22.08%	0
2008*	10.000000	6.116036	-38.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.551729	8.990069	-5.88%	0
2010	8.286431	9.551729	15.27%	0
2009	6.591839	8.286431	25.71%	0
2008*	10.000000	6.591839	-34.08%	0

118

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.546122	9.119114	-4.47%	0
2010	7.919270	9.546122	20.54%	0
2009	6.462387	7.919270	22.54%	0
2008	12.546713	6.462387	-48.49%	0
2007	11.894616	12.546713	5.48%	0
2006	11.986312	11.894616	-0.77%	0
2005	11.545736	11.986312	3.82%	0
2004	10.588669	11.545736	9.04%	0
2003*	10.000000	10.588669	5.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.650413	11.571368	-8.53%	0
2010	10.370178	12.650413	21.99%	0
2009	8.527595	10.370178	21.61%	0
2008	13.045968	8.527595	-34.63%	0
2007	14.546074	13.045968	-10.31%	0
2006	12.869879	14.546074	13.02%	0
2005	12.957733	12.869879	-0.68%	0
2004	11.465132	12.957733	13.02%	0
2003*	10.000000	11.465132	14.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.445676	11.338201	-8.90%	0
2010	10.212844	12.445676	21.86%	0
2009	8.421901	10.212844	21.27%	0
2008	12.912454	8.421901	-34.78%	0
2007	14.449154	12.912454	-10.64%	0
2006	12.805624	14.449154	12.83%	0
2005	12.929622	12.805624	-0.96%	0
2004	11.469816	12.929622	12.73%	0
2003*	10.000000	11.469816	14.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.549112	12.329652	-9.00%	0
2010	11.220756	13.549112	20.75%	0
2009	8.645640	11.220756	29.79%	0
2008	14.518432	8.645640	-40.45%	0
2007	14.756985	14.518432	-1.62%	0
2006	13.668970	14.756985	7.96%	0
2005	12.629439	13.668970	8.23%	0
2004	11.012767	12.629439	14.68%	0
2003*	10.000000	11.012767	10.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.305151	12.076367	-9.24%	0
2010	11.048713	13.305151	20.42%	0
2009	8.530334	11.048713	29.52%	0
2008	14.363254	8.530334	-40.61%	0
2007	14.633296	14.363254	-1.85%	0
2006	13.589145	14.633296	7.68%	0
2005	12.590579	13.589145	7.93%	0
2004	11.000924	12.590579	14.45%	0
2003*	10.000000	11.000924	10.01%	0

119

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.102036	7.836417	-3.28%	0
2010	7.426660	8.102036	9.09%	0
2009	6.139095	7.426660	20.97%	0
2008	10.913529	6.139095	-43.75%	0
2007	10.500398	10.913529	3.93%	0
2006*	10.000000	10.500398	5.00%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.642414	8.838867	2.27%	0
2010	6.908981	8.642414	25.09%	0
2009	5.494413	6.908981	25.75%	0
2008*	10.000000	5.494413	-45.06%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.878377	9.642335	-2.39%	0
2010	10.010345	9.878377	-1.32%	0
2009	9.699875	10.010345	3.20%	0
2008*	10.000000	9.699875	-3.00%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.028818	10.993741	-15.62%	0
2010	12.715093	13.028818	2.47%	0
2009*	10.000000	12.715093	27.15%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.359662	10.608627	-6.61%	0
2010	9.596302	11.359662	18.38%	0
2009	7.578283	9.596302	26.63%	0
2008	12.989598	7.578283	-41.66%	0
2007	12.530396	12.989598	3.66%	0
2006	11.436549	12.530396	9.56%	0
2005	11.106843	11.436549	2.97%	0
2004*	10.000000	11.106843	11.07%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.618518	11.153210	-11.61%	0
2010	11.292173	12.618518	11.75%	0
2009	8.389572	11.292173	34.60%	0
2008	14.560663	8.389572	-42.38%	0
2007	14.214481	14.560663	2.44%	0
2006	12.534238	14.214481	13.41%	0
2005	11.376401	12.534238	10.18%	0
2004*	10.000000	11.376401	13.76%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.410871	10.942895	-11.83%	0
2010	11.135808	12.410871	11.45%	0
2009	8.292202	11.135808	34.29%	0
2008	14.428504	8.292202	-42.53%	0
2007	14.122532	14.428504	2.17%	0
2006	12.483858	14.122532	13.13%	0
2005	11.359547	12.483858	9.90%	0
2004*	10.000000	11.359547	13.60%	0

120

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.491963	12.806093	-11.63%	0
2010	12.969768	14.491963	11.74%	0
2009	9.630801	12.969768	34.67%	0
2008	16.713305	9.630801	-42.38%	0
2007	16.318782	16.713305	2.42%	0
2006	14.389359	16.318782	13.41%	0
2005	13.063564	14.389359	10.15%	0
2004	11.377837	13.063564	14.82%	0
2003*	10.000000	11.377837	13.78%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.241312	12.552109	-11.86%	0
2010	12.774309	14.241312	11.48%	0
2009	9.514080	12.774309	34.27%	0
2008	16.550152	9.514080	-42.51%	0
2007	16.195735	16.550152	2.19%	0
2006	14.320836	16.195735	13.09%	0
2005	13.029617	14.320836	9.91%	0
2004	11.375481	13.029617	14.54%	0
2003*	10.000000	11.375481	13.75%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.032512	11.669679	-3.02%	0
2010	10.880767	12.032512	10.59%	0
2009	9.537177	10.880767	14.09%	0
2008	11.575303	9.537177	-17.61%	0
2007	10.968411	11.575303	5.53%	0
2006	10.614905	10.968411	3.33%	0
2005	10.749440	10.614905	-1.25%	0
2004	10.288844	10.749440	4.48%	0
2003*	10.000000	10.288844	2.89%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.586136	2.445131	-5.45%	0
2010	2.340375	2.586136	10.50%	0
2009	1.916327	2.340375	22.13%	0
2008	9.423791	1.916327	-79.67%	0
2007*	10.000000	9.423791	-5.76%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.002274	2.825333	-5.89%	0
2010	2.713930	3.002274	10.62%	0
2009	2.247666	2.713930	20.74%	0
2008	10.939595	2.247666	-79.45%	0
2007	11.367895	10.939595	-3.77%	0
2006	10.781335	11.367895	5.44%	0
2005	10.935632	10.781335	-1.41%	0
2004	10.415879	10.935632	4.99%	0
2003*	10.000000	10.415879	4.16%	0

121

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.461772	10.048971	-3.95%	0
2010	9.374198	10.461772	11.60%	0
2009	7.601438	9.374198	23.32%	0
2008	12.855694	7.601438	-40.87%	0
2007	12.813455	12.855694	0.33%	0
2006	11.587314	12.813455	10.58%	0
2005	11.372080	11.587314	1.89%	0
2004	10.813798	11.372080	5.16%	0
2003*	10.000000	10.813798	8.14%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.482920	12.704255	-5.78%	0
2010	11.339108	13.482920	18.91%	0
2009	8.578157	11.339108	32.19%	0
2008	14.321886	8.578157	-40.10%	0
2007	15.049657	14.321886	-4.84%	0
2006	13.581279	15.049657	10.81%	0
2005	12.821982	13.581279	5.92%	0
2004	11.143401	12.821982	15.06%	0
2003*	10.000000	11.143401	11.43%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.720004	8.202075	-5.94%	0
2010	7.354360	8.720004	18.57%	0
2009	5.576358	7.354360	31.88%	0
2008	9.336317	5.576358	-40.27%	0
2007	9.828875	9.336317	-5.01%	0
2006*	10.000000	9.828875	-1.71%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.272679	11.776525	4.47%	0
2010	10.697153	11.272679	5.38%	0
2009*	10.000000	10.697153	6.97%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.920445	10.628967	-2.67%	0
2010	10.775353	10.920445	1.35%	0
2009*	10.000000	10.775353	7.75%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.832425	9.034420	-8.12%	0
2010	8.921837	9.832425	10.21%	0
2009	7.133274	8.921837	25.07%	0
2008	12.077982	7.133274	-40.94%	0
2007	13.344084	12.077982	-9.49%	0
2006	11.947150	13.344084	11.69%	0
2005	11.782359	11.947150	1.40%	0
2004	11.005673	11.782359	7.06%	0
2003*	10.000000	11.005673	10.06%	0

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Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.959548	9.571938	-19.96%	0
2010	11.281097	11.959548	6.01%	0
2009	9.394428	11.281097	20.08%	0
2008	17.397758	9.394428	-46.00%	0
2007	16.666060	17.397758	4.39%	0
2006	13.541716	16.666060	23.07%	0
2005	12.525374	13.541716	8.11%	0
2004	11.187749	12.525374	11.96%	0
2003*	10.000000	11.187749	11.88%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.351221	11.338626	-8.20%	0
2010	10.174828	12.351221	21.39%	0
2009	8.028737	10.174828	26.73%	0
2008	13.743263	8.028737	-41.58%	0
2007	16.346345	13.743263	-15.92%	0
2006	14.462544	16.346345	13.03%	0
2005	14.022586	14.462544	3.14%	0
2004	11.530757	14.022586	21.61%	0
2003*	10.000000	11.530757	15.31%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.480374	9.878969	-20.84%	0
2010	10.722609	12.480374	16.39%	0
2009	6.790000	10.722609	57.92%	0
2008	11.192653	6.790000	-39.34%	0
2007	11.011179	11.192653	1.65%	0
2006	10.838103	11.011179	1.60%	0
2005	10.641619	10.838103	1.85%	0
2004	10.515496	10.641619	1.20%	0
2003*	10.000000	10.515498	5.15%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.503856	9.652764	1.57%	0
2010	9.230718	9.503856	2.96%	0
2009	8.758719	9.230718	5.39%	0
2008	10.152051	8.758719	-13.72%	0
2007	10.016048	10.152051	1.36%	0
2006	10.037002	10.016048	-0.21%	0
2005	10.021906	10.037002	0.15%	0
2004	9.994478	10.021906	0.27%	0
2003*	10.000000	9.994478	-0.06%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.730847	14.460887	-8.07%	0
2010	12.878273	15.730847	22.15%	0
2009*	10.000000	12.878273	28.78%	0

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Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.366234	9.438513	-8.95%	0
2010	9.731737	10.366234	6.52%	0
2009	8.040305	9.731737	21.04%	0
2008	11.766533	8.040305	-32.91%	0
2007	11.427326	11.766533	2.97%	0
2006	10.739900	11.427326	6.40%	0
2005	10.717290	10.739900	0.21%	0
2004	10.499765	10.717290	2.07%	0
2003*	10.000000	10.499765	5.00%	0

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Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code").  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Non-Qualified Contract s

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract , mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contract s that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.   Non-Qualified Contract s that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

Charitable Remainder Trust s

Charitable Remainder T rusts are trusts that meet the requirements of Section 664 of the Code.   Non-Qualified Contract s that are issued to Charitable Remainder Trust s will differ from other Non-Qualified Contract s in 3 respects:

(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable R emainder Trusts may also withdraw the difference between:

a)	the contract value on the day before the withdrawal; and

b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable R emainder T rust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust , the death benefit is payable to the Charitable Remainder T rust.  Any designation in conflict with the Charitable Remainder T rust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust 's ownership of this contract, the rules governing Charitable Remainder Trust s are numerous and complex.  A Charitable R emainder T rust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust ; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust .

Investment Only (Qualified Plans)

Contracts that are owned by qualified plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a qualified plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of qualified plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a qualified plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities, and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

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When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or another eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an individual retirement plan or another eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's Roth IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire Contract Value within the required statutory period.

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Tax Sheltered Annuities

Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from individual retirement accounts, IRAs, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another.  Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, individual retirement accounts, and custodial accounts as described in Sections 401 and 408(a), of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

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If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the 5-year rule and meets 1 of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

•	it is attributable to the contract owner's disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The 5-year rule generally is satisfied if the distribution is not made within the 5 year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

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If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contract s - Natural Persons as Contract Owners

Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution .  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

Commencing after December 31, 2010, the Code provides that if only a portion of a nonqualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract.  This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized.  The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not.  All other benefits under the contract (e.g., death benefit) would also be reduced pro rata.  For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.

In determining the taxable amount of a distribution that is made prior to the annuitization date , all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner's death;

•	the result of a contract owner's disability (as defined in the Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contract s - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contract s owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

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•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In June 2011 the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons.   The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments.  For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.  See also, Non-Qualified Contracts - Natural Persons as Contract Owners , above.

Additional Medicare Tax

The 2010 Health Care Act added Section 1411 to the Code, which imposes an additional tax of 3.8% on certain unearned income of individuals, trusts, and estates, for tax years commencing after December 31, 2012.  The additional tax will apply to the lesser of: (a) the taxpayer’s net investment income; and (b) the excess of the taxpayer’s modified adjusted gross income over a threshold amount (the threshold amount is $250,000 in the case of a joint return or surviving spouse; $125,000 in the case of a married individual filing a separate return; and $200,000 in any other case).  "Net investment income" is equal to the sum of: (i) gross income from interest, dividends, annuities, royalties, and rents (other than income derived from any trade or business to which the tax does not apply); (ii) other gross income derived from any business to which the tax applies; and (iii) net gain (to the extent taken into account in computing taxable income) attributable to the disposition of property other than property held in a trade or business to which the tax does not apply; less (iv) deductions properly allocable to such income.  Although no official guidance has been provided, it appears that any amounts that are treatable as taxable distributions when they are paid from an annuity contract would be included in the computation of net investment income.

Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law.  Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.  To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension, or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in Section 457(e)(1)(A) or individual retirement plans; or

•	the distribution satisfies the minimum distribution requirements imposed by the Code.

In addition, under some circumstances, the Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the amount of income that is distributed.

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Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

Federal Estate, Gift, and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a)	an individual who is 2 or more generations younger than the contract owner; or

(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contract s.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a "toll charge" is paid to the Internal Revenue Service.

The amount of the "toll charge" will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Required Distributions

The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial advisor for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that

131

the contract owner designates to receive death proceeds upon the contract owner's death.  The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contract s after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is 0.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contract s, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death.  For contracts other than Non-Qualified Contract s, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death.  If there is more than 1 beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of 0.

Required Distributions for Non-Qualified Contract s

Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within 1 year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

132

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the 5th year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial advisor for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities and qualified plans;

•
increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, qualified plans and certain governmental 457 plans to "roll" money from 1 plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans

133

and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  The sunset date for many of these provisions was extended to December 31, 2012 by the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010.  However, if these changes are not further extended (or modified) by new legislation, the Code will be restored to its pre-EGTRRA form after December 31, 2012.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial advisor for further information relating to these and other tax issues.

State Taxation

The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.

134

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2012

Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-7

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2012 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

Table of Contents of the Statement of Additional Information	Page
General Information and History	1
Services	4
Purchase of Securities Being Offered	2
Underwriters	2
Advertising	2
Annuity Payments	2
Condensed Financial Information	3
Financial Statements	720

General Information and History

The Nationwide Variable Account-7 (formerly, Nationwide Fidelity Advisor Variable Account) is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $ 154.7 billion as of December 31, 2011 .

Services

Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of contract issued to each Contract Owner and records with respect to the Contract Value.

The custodian of the assets of the Variable Account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See "Underlying Mutual Fund Payments" located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-7 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold.  Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2011 , 2010 , and 2009 , no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific7-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum Variable Account charges possible under the contract and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature, or other materials.

Performance Comparisons

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the Accumulation Unit value for all classes of Accumulation Units for all asset fees for contracts issued as of December 31, 2011 .  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).

The following Sub-Account was added after December 31, 2011.  Therefore no Condensed Financial Information is available:

Invesco
•	Invesco Van Kampen V.I. Mid Cap Growth Fund: Series I
•	Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II

Van Eck VIP Trust
•	Van Eck VIP Global Hard Assets Fund: Initial Class
•	Van Eck VIP Global Hard Assets Fund: Initial Class

No Additional Contract Options Elected - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.345789	11.920416	5.06%	57,420
2010	10.154851	11.345789	11.73%	79,485
2009	8.518751	10.154851	19.21%	70,319
2008	14.502070	8.518751	-41.26%	72,703
2007	13.963274	14.502070	3.86%	99,420
2006	12.050226	13.963274	15.88%	111,801
2005	11.630926	12.050226	3.61%	143,983
2004	10.557705	11.630926	10.17%	159,552
2003	8.063673	10.557705	30.93%	141,853
2002*	10.000000	8.063673	-19.36%	53,878
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.098319	13.644113	-20.20%	12,575
2010	16.550635	17.098319	3.31%	18,988
2009	12.436431	16.550635	33.08%	21,906
2008	26.876347	12.436431	-53.73%	37,979
2007	25.700831	26.876347	4.57%	52,545
2006	19.202846	25.700831	33.84%	76,926
2005	16.637896	19.202846	15.42%	101,552
2004	13.449768	16.637896	23.70%	121,066
2003	9.432937	13.449768	42.58%	127,258
2002*	10.000000	9.432937	-5.67%	59,648
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.826450	10.321320	-4.67%	28,478
2010	9.951821	10.826450	8.79%	40,427
2009	7.328126	9.951821	35.80%	42,263
2008	12.294106	7.328126	-40.39%	49,685
2007	10.925274	12.294106	12.53%	53,884
2006	11.100924	10.925274	-1.58%	62,972
2005	9.758629	11.100924	13.75%	80,998
2004	9.093369	9.758629	7.32%	80,291
2003	7.441659	9.093369	22.20%	87,983
2002*	10.000000	7.441659	-25.58%	33,018

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.233263	18.313487	-9.49%	43,615
2010	16.136600	20.233263	25.39%	65,258
2009	11.419896	16.136600	41.30%	70,928
2008	17.944104	11.419896	-36.36%	91,218
2007	17.844547	17.944104	0.56%	106,150
2006	15.774935	17.844547	13.12%	151,266
2005	14.935414	15.774935	5.62%	183,543
2004	12.663214	14.935414	17.94%	188,363
2003	9.074030	12.663214	39.55%	170,489
2002*	10.000000	9.074030	-9.26%	103,116
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.155568	12.556505	-4.55%	81,063
2010	12.100570	13.155568	8.72%	60,522
2009*	10.000000	12.100570	21.01%	53,117
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.923108	16.857002	-0.39%	5,255
2010	13.578413	16.923108	24.63%	8,581
2009	10.964580	13.578413	23.84%	12,950
2008	16.023269	10.964580	-31.57%	14,563
2007	16.284424	16.023269	-1.60%	15,987
2006	14.369405	16.284424	13.33%	19,180
2005	13.528311	14.369405	6.22%	19,904
2004	11.205694	13.528311	20.73%	19,331
2003	8.210980	11.205694	36.47%	13,122
2002*	10.000000	8.210980	-17.89%	1,892
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.128991	12.122275	-0.06%	2,170
2010	10.665140	12.128991	13.73%	2,826
2009	8.050073	10.665140	32.49%	5,124
2008	12.393968	8.050073	-35.05%	5,647
2007	11.609628	12.393968	6.76%	9,220
2006	10.733160	11.609628	8.17%	11,965
2005	10.457710	10.733160	2.63%	12,798
2004	9.940634	10.457710	5.20%	12,612
2003	7.964781	9.940634	24.81%	3,920
2002*	10.000000	7.964781	-20.35%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.949479	13.067548	0.91%	15,229
2010	11.384371	12.949479	13.75%	23,822
2009	9.097737	11.384371	25.13%	33,103
2008	14.612382	9.097737	-37.74%	34,684
2007	14.016677	14.612382	4.25%	40,161
2006	12.251936	14.016677	14.40%	52,038
2005	11.814824	12.251936	3.70%	61,796
2004	10.780980	11.814824	9.59%	59,545
2003	8.479269	10.780980	27.15%	45,367
2002*	10.000000	8.479269	-15.21%	13,566

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.347420	14.441674	0.66%	54,594
2010	12.646561	14.347420	13.45%	55,172
2009	10.129613	12.646561	24.85%	76,445
2008	16.316126	10.129613	-37.92%	70,027
2007	15.690301	16.316126	3.99%	84,051
2006	13.749606	15.690301	14.11%	88,385
2005	13.291809	13.749606	3.44%	97,892
2004	12.160415	13.291809	9.30%	88,725
2003*	10.000000	12.160415	21.60%	40,450
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.667501	10.920234	-6.40%	34,517
2010	10.423485	11.667501	11.93%	52,438
2009	9.290933	10.423485	12.19%	21,764
2008	13.336768	9.290933	-30.34%	35,678
2007	12.281281	13.336768	8.59%	46,245
2006	10.708715	12.281281	14.68%	49,882
2005	10.630920	10.708715	0.73%	54,315
2004	10.020448	10.630920	6.09%	58,888
2003	8.166548	10.020448	22.70%	50,006
2002*	10.000000	8.166548	-18.33%	2,426
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.622881	19.354396	3.93%	65,016
2010	16.437282	18.622881	13.30%	90,529
2009	10.883576	16.437282	51.03%	88,160
2008	14.867763	10.883576	-26.80%	114,570
2007	14.547732	14.867763	2.20%	140,536
2006	13.283201	14.547732	9.52%	134,925
2005	13.112408	13.283201	1.30%	149,138
2004	12.017175	13.112408	9.11%	170,112
2003	9.961494	12.017175	20.64%	167,604
2002*	10.000000	9.961494	-0.39%	70,881
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.353103	14.540187	1.30%	33,606
2010	13.354986	14.353103	7.47%	55,713
2009	11.195302	13.354986	19.29%	62,522
2008	12.191151	11.195302	-8.17%	63,602
2007	11.679918	12.191151	4.38%	77,206
2006	11.321336	11.679918	3.17%	66,481
2005	11.283229	11.321336	0.34%	67,837
2004	10.993486	11.283229	2.64%	68,795
2003	10.606178	10.993486	3.65%	45,858
2002*	10.000000	10.606178	6.06%	8,080
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.215737	14.361317	1.02%	110,228
2010	13.254333	14.215737	7.25%	140,595
2009	11.136757	13.254333	19.01%	138,320
2008	12.162159	11.136757	-8.43%	135,334
2007	11.679120	12.162159	4.14%	167,850
2006	11.346099	11.679120	2.94%	195,547
2005	11.342662	11.346099	0.03%	224,470
2004	11.083492	11.342662	2.34%	237,601
2003	10.714121	11.083492	3.45%	227,751
2002*	10.000000	10.714121	7.14%	66,940

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.393047	14.837240	-3.61%	56,131
2010	13.615255	15.393047	13.06%	63,074
2009	10.660610	13.615255	27.72%	75,188
2008	15.120808	10.660610	-29.50%	87,248
2007	13.234098	15.120808	14.26%	110,970
2006	12.459223	13.234098	6.22%	151,347
2005	12.102993	12.459223	2.94%	263,749
2004	11.597568	12.102993	4.36%	332,580
2003	9.930554	11.597568	16.79%	357,763
2002	10.999576	9.930554	-9.72%	383,580
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.395911	11.932641	-3.74%	28,701
2010	10.981394	12.395911	12.88%	30,746
2009	8.610314	10.981394	27.54%	39,701
2008	12.227478	8.610314	-29.58%	55,215
2007	10.718860	12.227478	14.07%	65,693
2006	10.100610	10.718860	6.12%	62,485
2005	9.825739	10.100610	2.80%	70,708
2004	9.431645	9.825739	4.18%	89,530
2003	8.092651	9.431645	16.55%	97,002
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.440622	12.479183	-7.15%	43,346
2010	11.680069	13.440622	15.07%	54,556
2009	8.880327	11.680069	31.53%	59,922
2008	13.982048	8.880327	-36.49%	69,006
2007	11.875443	13.982048	17.74%	86,538
2006	11.220533	11.875443	5.84%	115,854
2005	10.914085	11.220533	2.81%	160,692
2004	10.409481	10.914085	4.85%	194,948
2003	8.533857	10.409481	21.98%	219,814
2002	10.200998	8.533857	-16.34%	236,969
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.330835	9.571829	-7.35%	20,514
2010	8.989413	10.330835	14.92%	24,883
2009	6.854201	8.989413	31.15%	32,052
2008	10.802711	6.854201	-36.55%	37,592
2007	9.196192	10.802711	17.47%	61,574
2006	8.699189	9.196192	5.71%	48,474
2005	8.480063	8.699189	2.58%	50,366
2004	8.105040	8.480063	4.63%	56,099
2003	6.651197	8.105040	21.86%	70,196
2002	7.977579	6.651197	-16.63%	100,130

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.515456	14.787659	-4.69%	117,927
2010	13.276017	15.515456	16.87%	161,995
2009	9.687491	13.276017	37.04%	204,492
2008	14.823977	9.687491	-34.65%	228,580
2007	13.743893	14.823977	7.86%	333,104
2006	12.428712	13.743893	10.58%	390,536
2005	11.881112	12.428712	4.61%	593,900
2004	11.378129	11.881112	4.42%	727,478
2003	9.774081	11.378129	16.41%	801,137
2002	10.814571	9.774081	-9.62%	865,147
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.221071	12.594695	-4.74%	32,391
2010	11.335109	13.221071	16.64%	53,546
2009	8.273288	11.335109	37.01%	64,128
2008	12.684095	8.273288	-34.77%	87,863
2007	11.779311	12.684095	7.68%	135,397
2006	10.665568	11.779311	10.44%	139,832
2005	10.203676	10.665568	4.53%	141,068
2004	9.797323	10.203676	4.15%	178,378
2003	8.424432	9.797323	16.30%	207,810
2002	9.339561	8.424432	-9.80%	191,788
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.272186	8.937704	-3.61%	14,721
2010	7.928775	9.272186	16.94%	18,442
2009	5.889554	7.928775	34.62%	25,033
2008	10.110334	5.889554	-41.75%	32,262
2007	9.546663	10.110334	5.90%	36,572
2006	8.454825	9.546663	12.91%	47,617
2005	7.055437	8.454825	19.83%	46,647
2004	7.033439	7.055437	0.31%	54,042
2003	5.672624	7.033439	23.99%	77,705
2002	6.173069	5.672624	-8.11%	86,384
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.126397	8.789653	-3.69%	33,175
2010	7.809318	9.126397	16.87%	37,595
2009	5.806254	7.809318	34.50%	46,911
2008	9.994478	5.806254	-41.91%	71,380
2007	9.454587	9.994478	5.71%	88,537
2006	8.386446	9.454587	12.74%	79,659
2005	7.016003	8.386446	19.53%	89,303
2004	6.993633	7.016003	0.32%	99,179
2003	5.652536	6.993633	23.73%	101,166
2002	6.173063	5.652536	-8.43%	104,738

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.931478	13.917919	-0.10%	286,532
2010	12.221108	13.931478	14.00%	349,358
2009	9.488733	12.221108	28.80%	420,240
2008	16.720156	9.488733	-43.25%	492,383
2007	16.645426	16.720156	0.45%	623,959
2006	13.994543	16.645426	18.94%	838,535
2005	13.359203	13.994543	4.76%	1,165,130
2004	12.109002	13.359203	10.32%	1,354,269
2003	9.388005	12.109002	28.98%	1,429,082
2002	11.419115	9.388005	-17.79%	1,504,505
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.284886	12.248111	-0.30%	312,828
2010	10.792679	12.284886	13.83%	400,882
2009	8.389172	10.792679	28.65%	475,690
2008	14.810452	8.389172	-43.36%	569,204
2007	14.765380	14.810452	0.31%	656,471
2006	12.429524	14.765380	18.79%	734,327
2005	11.886287	12.429524	4.57%	786,437
2004	10.788373	11.886287	10.18%	871,665
2003	8.376451	10.788373	28.79%	850,853
2002	10.207668	8.376451	-17.94%	712,785
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.311898	13.393309	0.61%	198,075
2010	11.720919	13.311898	13.57%	238,888
2009	9.305806	11.720919	25.95%	295,894
2008	16.135980	9.305806	-42.33%	351,644
2007	14.545949	16.135980	10.93%	436,009
2006	12.994400	14.545949	11.94%	590,158
2005	12.200303	12.994400	6.51%	901,347
2004	11.647192	12.200303	4.75%	1,122,362
2003	9.513687	11.647192	22.43%	1,281,552
2002	11.529603	9.513687	-17.48%	1,491,640
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.089802	10.129951	0.40%	120,881
2010	8.892841	10.089802	13.46%	138,019
2009	7.068523	8.892841	25.81%	160,110
2008	12.282570	7.068523	-42.45%	186,480
2007	11.086398	12.282570	10.79%	268,753
2006	9.917472	11.086398	11.79%	252,838
2005	9.322472	9.917472	6.38%	302,865
2004	8.919227	9.322472	4.52%	359,222
2003	7.294561	8.919227	22.27%	422,575
2002	8.856439	7.294561	-17.64%	362,580

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.651692	13.541366	-0.81%	304,027
2010	11.109889	13.651692	22.88%	381,973
2009	8.752739	11.109889	26.93%	455,712
2008	16.747197	8.752739	-47.74%	515,417
2007	13.327515	16.747197	25.66%	648,958
2006	12.606342	13.327515	5.72%	900,240
2005	12.043664	12.606342	4.67%	1,392,430
2004	11.774891	12.043664	2.28%	1,722,252
2003	8.952843	11.774891	31.52%	1,985,368
2002	12.949436	8.952843	-30.86%	2,256,555
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.172026	7.101719	-0.98%	371,501
2010	5.845848	7.172026	22.69%	463,679
2009	4.612133	5.845848	26.75%	563,562
2008	8.837119	4.612133	-47.81%	591,839
2007	7.044335	8.837119	25.45%	834,003
2006	6.673130	7.044335	5.56%	843,820
2005	6.385591	6.673130	4.50%	1,045,695
2004	6.251628	6.385591	2.14%	1,266,240
2003	4.761956	6.251628	31.28%	1,425,145
2002	6.897293	4.761956	-30.96%	1,437,002
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.949048	9.868027	-9.87%	3,040
2010	8.865264	10.949048	23.51%	2,823
2009	6.405486	8.865264	38.40%	4,933
2008	12.649260	6.405486	-49.36%	5,391
2007	10.867980	12.649260	16.39%	5,103
2006	10.119554	10.867980	7.40%	4,214
2005	9.461442	10.119554	6.96%	9,863
2004	8.665897	9.461442	9.18%	8,964
2003	6.705285	8.665897	29.24%	16,072
2002	9.189889	6.705285	-27.04%	19,446
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.706393	9.627585	-10.08%	13,929
2010	8.669282	10.706393	23.50%	19,959
2009	6.281889	8.669282	38.00%	34,948
2008	12.412207	6.281889	-49.39%	46,268
2007	10.681977	12.412207	16.20%	38,522
2006	9.958447	10.681977	7.27%	40,665
2005	9.331368	9.958447	6.72%	50,876
2004	8.567408	9.331368	8.92%	60,641
2003	6.638994	8.567408	29.05%	56,386
2002	9.134111	6.638994	-27.32%	41,461

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.514908	12.882932	2.94%	172,288
2010	11.103919	12.514908	12.71%	210,423
2009	7.797205	11.103919	42.41%	253,784
2008	10.504908	7.797205	-25.78%	298,047
2007	10.331749	10.504908	1.68%	400,424
2006	9.381882	10.331749	10.12%	549,557
2005	9.238518	9.381882	1.55%	930,518
2004	8.520424	9.238518	8.43%	1,237,967
2003	6.774892	8.520424	25.76%	1,465,973
2002	6.601032	6.774892	2.63%	1,536,275
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.117755	13.476208	2.73%	86,023
2010	11.650592	13.117755	12.59%	118,171
2009	8.198818	11.650592	42.10%	151,742
2008	11.057436	8.198818	-25.85%	199,810
2007	10.887295	11.057436	1.56%	225,645
2006	9.899993	10.887295	9.97%	305,679
2005	9.768796	9.899993	1.34%	324,629
2004	9.016435	9.768796	8.34%	349,998
2003	7.181521	9.016435	25.55%	345,680
2002	7.018847	7.181521	2.32%	260,620
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.672359	11.982738	2.66%	47,719
2010	10.356071	11.672359	12.71%	39,645
2009	7.286115	10.356071	42.13%	68,435
2008	9.832015	7.286115	-25.89%	39,234
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.715202	12.067766	3.01%	20,926
2010	10.405860	11.715202	12.58%	26,436
2009	7.299062	10.405860	42.56%	32,746
2008	9.822626	7.299062	-25.69%	39,234
2007*	10.000000	9.822626	-1.77%	40,948
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.550928	13.696126	1.07%	472,511
2010	11.893972	13.550928	13.93%	532,432
2009	9.484550	11.893972	25.40%	629,939
2008	15.198970	9.484550	-37.60%	750,481
2007	14.553901	15.198970	4.43%	922,127
2006	12.696132	14.553901	14.63%	1,129,824
2005	12.227709	12.696132	3.83%	1,548,199
2004	11.160330	12.227709	9.56%	1,861,314
2003	8.774550	11.160330	27.19%	2,024,666
2002	11.393756	8.774550	-22.99%	2,290,203

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.533414	19.704129	6.32%	194,977
2010	17.356501	18.533414	6.78%	267,049
2009	15.142153	17.356501	14.62%	299,932
2008	15.800825	15.142153	-4.17%	362,007
2007	15.288575	15.800825	3.35%	435,210
2006	14.791523	15.288575	3.36%	533,999
2005	14.612721	14.791523	1.22%	873,622
2004	14.123617	14.612721	3.46%	1,040,242
2003	13.553721	14.123617	4.20%	1,235,795
2002	12.401055	13.553721	9.29%	1,500,734
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	44.392274	39.259010	-11.56%	84,806
2010	34.822634	44.392274	27.48%	100,835
2009	25.109155	34.822634	38.69%	128,518
2008	41.907166	25.109155	-40.08%	147,761
2007	36.637278	41.907166	14.38%	192,235
2006	32.851594	36.637278	11.52%	258,138
2005	28.058024	32.851594	17.08%	371,218
2004	22.702985	28.058024	23.59%	404,129
2003	16.546164	22.702985	37.21%	406,719
2002	18.539590	16.546164	-10.75%	440,069
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.238327	22.285970	-11.70%	260,639
2010	19.817965	25.238327	27.35%	313,603
2009	14.316820	19.817965	38.42%	403,970
2008	23.933598	14.316820	-40.18%	447,847
2007	20.950870	23.933598	14.24%	572,625
2006	18.817342	20.950870	11.34%	586,921
2005	16.097219	18.817342	16.90%	654,793
2004	13.037094	16.097219	23.47%	683,124
2003	9.520360	13.037094	36.94%	648,693
2002	10.682634	9.520360	-10.88%	529,772
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.287525	13.176009	-0.84%	214,691
2010	13.382447	13.287525	-0.71%	227,471
2009	13.414096	13.382447	-0.24%	231,207
2008	13.144676	13.414096	2.05%	261,731
2007	12.617804	13.144676	4.18%	237,432
2006	12.144529	12.617804	3.90%	309,593
2005	11.898561	12.144529	2.07%	456,269
2004	11.869460	11.898561	0.25%	501,943
2003	11.864802	11.869460	0.04%	691,331
2002	11.779111	11.864802	0.73%	1,038,673

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.617902	11.984794	-18.01%	90,022
2010	13.061075	14.617902	11.92%	112,397
2009	10.429094	13.061075	25.24%	124,544
2008	18.757073	10.429094	-44.40%	145,454
2007	16.157718	18.757073	16.09%	226,876
2006	13.830162	16.157718	16.83%	309,179
2005	11.735924	13.830162	17.84%	401,941
2004	10.440294	11.735924	12.41%	495,754
2003	7.360327	10.440294	41.85%	670,769
2002	9.328759	7.360327	-21.10%	723,911
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.141934	8.303849	-18.12%	81,474
2010	9.074924	10.141934	11.76%	95,718
2009	7.258691	9.074924	25.02%	121,744
2008	13.077072	7.258691	-44.49%	149,828
2007	11.279661	13.077072	15.93%	207,045
2006	9.669103	11.279661	16.66%	199,202
2005	8.218017	9.669103	17.66%	227,844
2004	7.321997	8.218017	12.24%	245,677
2003	5.168011	7.321997	41.68%	341,042
2002	6.559449	5.168011	-21.21%	300,831
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.654022	11.172695	-18.17%	51,285
2010	12.217902	13.654022	11.75%	66,931
2009	9.774227	12.217902	25.00%	84,391
2008	17.604506	9.774227	-44.48%	99,816
2007	15.183864	17.604506	15.94%	132,166
2006	13.011372	15.183864	16.70%	108,433
2005	11.062514	13.011372	17.62%	121,104
2004*	10.000000	11.062514	10.63%	92,336
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.804431	11.307680	-18.09%	18,345
2010	12.332349	13.804431	11.94%	23,488
2009	9.843130	12.332349	25.29%	25,979
2008	17.707294	9.843130	-44.41%	32,372
2007	15.251016	17.707294	16.11%	42,949
2006	13.053761	15.251016	16.83%	42,428
2005	11.081467	13.053761	17.80%	52,818
2004*	10.000000	11.081467	10.81%	54,398
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.016300	11.598910	-3.47%	9,455
2010	10.304295	12.016300	16.61%	14,095
2009	7.308412	10.304295	40.99%	16,642
2008	13.799636	7.308412	-47.04%	18,663
2007	13.660429	13.799636	1.02%	22,690
2006	12.038700	13.660429	13.47%	24,676
2005	11.456949	12.038700	5.08%	40,674
2004	10.413792	11.456949	10.02%	41,130
2003	7.841551	10.413792	32.80%	29,650
2002	9.398824	7.841551	-16.57%	35,813

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.840221	11.413859	-3.60%	7,750
2010	10.172002	11.840221	16.40%	12,695
2009	7.226735	10.172002	40.76%	16,932
2008	13.663746	7.226735	-47.11%	13,091
2007	13.543522	13.663746	0.89%	16,161
2006	11.951119	13.543522	13.32%	16,771
2005	11.400022	11.951119	4.83%	17,572
2004	10.375517	11.400022	9.87%	20,138
2003	7.831908	10.375517	32.48%	21,687
2002	9.398827	7.831908	-16.67%	27,871
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.171310	14.600683	-9.71%	8,006
2010	12.910819	16.171310	25.25%	9,861
2009	8.281396	12.910819	55.90%	8,503
2008	17.124581	8.281396	-51.64%	4,944
2007	16.372880	17.124581	4.59%	5,187
2006	14.225356	16.372880	15.10%	5,792
2005	14.003683	14.225356	1.58%	5,406
2004	12.403097	14.003683	12.90%	5,453
2003	7.935800	12.403097	56.29%	3,472
2002*	10.000000	7.935800	-20.64%	836
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.101760	13.606702	-9.90%	33,586
2010	12.068055	15.101760	25.14%	54,542
2009	7.752848	12.068055	55.66%	58,564
2008	16.067871	7.752848	-51.75%	62,536
2007	15.385653	16.067871	4.43%	75,039
2006	13.389417	15.385653	14.91%	85,234
2005	13.197226	13.389417	1.46%	99,801
2004	11.704033	13.197226	12.76%	116,745
2003	7.508854	11.704033	55.87%	102,971
2002*	10.000000	7.508854	-24.91%	17,344
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.211959	14.963121	5.29%	18,664
2010	11.863902	14.211959	19.79%	25,238
2009	10.178756	11.863902	16.56%	39,317
2008	14.066365	10.178756	-27.64%	41,643
2007	14.553345	14.066365	-3.35%	53,895
2006	12.511921	14.553345	16.32%	60,937
2005	12.182959	12.511921	2.70%	55,688
2004	11.056004	12.182959	10.19%	52,580
2003	8.938194	11.056004	23.69%	32,732
2002*	10.000000	8.938194	-10.62%	4,999
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.318350	9.087691	-2.48%	3,981
2010	8.532754	9.318350	9.21%	18,393
2009	6.613814	8.532754	29.01%	24,527
2008*	10.000000	6.613814	-33.86%	1,288

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.758464	13.978713	-11.29%	2,697
2010	14.639518	15.758464	7.64%	3,045
2009	10.761438	14.639518	36.04%	4,271
2008	18.179137	10.761438	-40.80%	5,198
2007	15.851673	18.179137	14.68%	7,088
2006	13.150041	15.851673	20.54%	7,450
2005	12.016903	13.150041	9.43%	7,516
2004	10.205979	12.016903	17.74%	7,566
2003	7.773388	10.205979	31.29%	6,962
2002*	10.000000	7.773388	-22.27%	612
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.082583	10.970568	-1.01%	6,452
2010	10.212931	11.082583	8.52%	8,864
2009	8.036678	10.212931	27.08%	19,540
2008	11.614729	8.036678	-30.81%	19,849
2007	10.846373	11.614729	7.08%	24,283
2006*	10.000000	10.846373	8.46%	25,981
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.954587	10.818875	-1.24%	12,924
2010	10.123306	10.954587	8.21%	16,467
2009	7.985772	10.123306	26.77%	25,905
2008	11.570885	7.985772	-30.98%	24,344
2007	10.829258	11.570885	6.85%	32,562
2006*	10.000000	10.829258	8.29%	39,136
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.575298	18.033964	-7.87%	5,561
2010	17.550194	19.575298	11.54%	7,334
2009	13.133381	17.550194	33.63%	7,975
2008	22.302281	13.133381	-41.11%	10,143
2007	19.674838	22.302281	13.35%	14,195
2006	15.532428	19.674838	26.67%	31,715
2005	13.322530	15.532428	16.59%	39,656
2004	10.872930	13.322530	22.53%	50,095
2003	8.536008	10.872930	27.38%	50,613
2002*	10.000000	8.536008	-14.64%	42,473
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.082935	14.914403	-7.27%	2,563
2010	14.229016	16.082935	13.03%	4,670
2009	11.032359	14.229016	28.98%	17,931
2008	15.582254	11.032359	-29.20%	19,299
2007	14.361144	15.582254	8.50%	19,733
2006	13.033296	14.361144	10.19%	20,562
2005	12.226742	13.033296	6.60%	21,659
2004	10.845384	12.226742	12.74%	19,080
2003	8.600253	10.845384	26.11%	14,261
2002*	10.000000	8.600253	-14.00%	4,556

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.431370	10.599433	-7.28%	37,371
2010	9.652435	11.431370	18.43%	40,896
2009	5.883153	9.652435	64.07%	38,683
2008	11.672599	5.883153	-49.60%	45,903
2007	10.103560	11.672599	15.53%	53,039
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.916674	12.524523	-3.04%	116,434
2010	11.271373	12.916674	14.60%	148,785
2009	8.862011	11.271373	27.19%	178,003
2008	13.936612	8.862011	-36.41%	196,312
2007	14.406434	13.936612	-3.26%	257,596
2006	12.533288	14.406434	14.95%	275,958
2005	12.153669	12.533288	3.12%	324,377
2004	10.449205	12.153669	16.31%	305,277
2003	8.067168	10.449205	29.53%	245,843
2002*	10.000000	8.067168	-19.33%	131,010
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.798332	11.763500	-8.09%	30,029
2010	11.889585	12.798332	7.64%	20,301
2009*	10.000000	11.889585	18.90%	10,042
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.348968	11.282968	-0.58%	36,514
2010	10.216316	11.348968	11.09%	41,405
2009	7.415265	10.216316	37.77%	39,524
2008	11.879496	7.415265	-37.58%	44,524
2007	10.803041	11.879496	9.96%	62,681
2006	10.163946	10.803041	6.29%	68,194
2005	9.845041	10.163946	3.24%	76,776
2004	9.120027	9.845041	7.95%	85,737
2003	7.509879	9.120027	21.44%	82,145
2002*	10.000000	7.509879	-24.90%	30,610
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.378876	8.717264	-7.05%	56,164
2010	7.328525	9.378876	27.98%	77,908
2009	5.238093	7.328525	39.91%	85,869
2008	10.925111	5.238093	-52.05%	95,583
2007	10.072625	10.925111	8.46%	111,473
2006	9.940634	10.072625	1.33%	117,990
2005	9.756927	9.940634	1.88%	125,959
2004	8.612155	9.756927	13.29%	135,232
2003	6.364703	8.612155	35.31%	130,466
2002*	10.000000	6.364703	-36.35%	34,169

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.440003	13.688690	-11.34%	33,386
2010	11.466816	15.440003	34.65%	42,392
2009	7.105735	11.466816	61.37%	46,047
2008	11.861661	7.105735	-40.09%	39,102
2007	11.712413	11.861661	1.27%	46,480
2006	10.470560	11.712413	11.86%	54,998
2005	10.064359	10.470560	4.04%	57,792
2004	9.566855	10.064359	5.20%	71,616
2003	7.238617	9.566855	32.16%	91,700
2002*	10.000000	7.238617	-27.61%	23,889
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.396343	14.193338	-1.41%	43,428
2010	13.068547	14.396343	10.16%	63,946
2009	10.774808	13.068547	21.29%	69,990
2008	16.174050	10.774808	-33.38%	73,672
2007	15.177499	16.174050	6.57%	92,168
2006	12.715305	15.177499	19.36%	110,967
2005	12.057193	12.715305	5.46%	85,653
2004	10.601177	12.057193	13.73%	77,948
2003	8.582392	10.601177	23.52%	79,939
2002*	10.000000	8.582392	-14.18%	28,869
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.774935	10.483109	-2.71%	8,518
2010*	10.000000	10.774935	7.75%	2,588
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.978078	13.912906	-0.47%	0
2010	12.471844	13.978078	12.08%	0
2009*	10.000000	12.471844	24.72%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.404216	10.401319	-0.03%	113,135
2010	9.377085	10.404216	10.95%	160,451
2009	7.670922	9.377085	22.24%	191,428
2008	11.028289	7.670922	-30.44%	144,412
2007	10.490389	11.028289	5.13%	112,627
2006*	10.000000	10.490389	4.90%	41,126
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.120547	11.645656	4.72%	70,756
2010	10.592676	11.120547	4.98%	102,999
2009	9.535719	10.592676	11.08%	101,196
2008	10.681685	9.535719	-10.73%	54,485
2007	10.472392	10.681685	2.00%	45,697
2006*	10.000000	10.472392	4.72%	25,257

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.469029	10.302734	-10.17%	65,586
2010	10.403352	11.469029	10.24%	68,363
2009	7.417275	10.403352	40.26%	88,399
2008	12.203617	7.417275	-39.22%	101,894
2007	10.773700	12.203617	13.27%	96,410
2006*	10.000000	10.773700	7.74%	58,243
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.150050	9.582479	-5.59%	128,099
2010	8.669986	10.150050	17.07%	129,399
2009	6.307117	8.669986	37.46%	100,886
2008	11.414370	6.307117	-44.74%	93,807
2007	10.299018	11.414370	10.83%	93,099
2006*	10.000000	10.299018	2.99%	72,670
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.580214	8.308872	-3.16%	32,808
2010	7.805765	8.580214	9.92%	34,884
2009	6.030005	7.805765	29.45%	41,371
2008	9.829384	6.030005	-38.65%	13,919
2007*	10.000000	9.829384	-1.71%	10,096
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.542785	13.925102	2.82%	199
2010	12.082539	13.542785	12.09%	2,786
2009	8.350489	12.082539	44.69%	2,525
2008	11.725142	8.350489	-28.78%	0
2007	11.474698	11.725142	2.18%	0
2006	10.474309	11.474698	9.55%	0
2005*	10.000000	10.474309	4.74%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.868399	7.760436	-12.49%	0
2010	7.759548	8.868399	14.29%	2,385
2009	5.121475	7.759548	51.51%	3,206
2008*	10.000000	5.121475	-48.79%	1,867
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.790510	9.389325	-4.10%	389
2010	7.998316	9.790510	22.41%	0
2009	6.139089	7.998316	30.29%	0
2008*	10.000000	6.139089	-38.61%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.766311	9.357811	-4.18%	1,023
2010	7.979771	9.766311	22.39%	43
2009	6.137189	7.979771	30.02%	634
2008*	10.000000	6.137189	-38.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.285006	8.610358	-7.27%	3,799
2010	8.154464	9.285006	13.86%	221
2009	6.372240	8.154464	27.97%	0
2008*	10.000000	6.372240	-36.28%	9

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.302913	10.067963	-2.28%	31,009
2010	9.421327	10.302913	9.36%	34,497
2009	7.938247	9.421327	18.68%	27,954
2008*	10.000000	7.938247	-20.62%	2,767
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.877084	9.446137	-4.36%	10,063
2010	8.872557	9.877084	11.32%	6,497
2009	7.214380	8.872557	22.98%	12,457
2008*	10.000000	7.214380	-27.86%	12,418
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.766211	10.814610	0.45%	3,733
2010	10.177342	10.766211	5.79%	5,758
2009	9.091244	10.177342	11.95%	6,513
2008*	10.000000	9.091244	-9.09%	6,987
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.090736	9.761924	-3.26%	89,717
2010	9.147371	10.090736	10.31%	117,310
2009	7.573033	9.147371	20.79%	80,873
2008*	10.000000	7.573033	-24.27%	1,167
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.639659	9.102215	-5.58%	4,708
2010	8.588829	9.639659	12.23%	4,712
2009	6.850462	8.588829	25.38%	5,511
2008*	10.000000	6.850462	-31.50%	9
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.472530	10.345184	-1.22%	9,203
2010	9.696966	10.472530	8.00%	50,564
2009	8.319130	9.696966	16.56%	4,305
2008*	10.000000	8.319130	-16.81%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.291133	11.921719	5.58%	0
2010	10.648045	11.291133	6.04%	0
2009	9.882105	10.648045	7.75%	258
2008*	10.000000	9.882105	-1.18%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.216857	11.803670	5.23%	15,845
2010	10.605582	11.216857	5.76%	26,237
2009	9.860209	10.605582	7.56%	40,802
2008*	10.000000	9.860209	-1.40%	1,054
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.184889	12.799331	5.04%	18,177
2010	11.378498	12.184889	7.09%	8,868
2009	9.866034	11.378498	15.33%	12,267
2008*	10.000000	9.866034	-1.34%	324

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	30.919669	23.705775	-23.33%	12,204
2010	26.930752	30.919669	14.81%	15,615
2009	16.671334	26.930752	61.54%	18,614
2008	40.007826	16.671334	-58.33%	13,512
2007	27.820890	40.007826	43.80%	18,795
2006	20.604451	27.820890	35.02%	23,620
2005	15.719356	20.604451	31.08%	28,141
2004	13.177112	15.719356	19.29%	31,835
2003	8.079066	13.177112	63.10%	31,827
2002*	10.000000	8.079066	-19.21%	15,965
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.318401	17.879187	-23.33%	55,747
2010	20.314339	23.318401	14.79%	92,439
2009	12.575486	20.314339	61.54%	77,452
2008	30.131072	12.575486	-58.26%	71,135
2007	20.915480	30.131072	44.06%	90,156
2006	15.462873	20.915480	35.26%	79,804
2005	11.782780	15.462873	31.23%	60,057
2004*	10.000000	11.782780	17.83%	4,916
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.065910	14.943453	6.24%	257,972
2010	13.552752	14.065910	3.79%	304,341
2009	13.324525	13.552752	1.71%	370,256
2008	12.488306	13.324525	6.70%	392,480
2007	11.766442	12.488306	6.13%	381,826
2006	11.494910	11.766442	2.36%	427,648
2005	11.238101	11.494910	2.29%	518,897
2004	10.987454	11.238101	2.28%	592,717
2003	10.875303	10.987454	1.03%	690,746
2002*	10.000000	10.875303	8.75%	596,871
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.854623	7.002154	-10.85%	5,558
2010	7.017451	7.854623	11.93%	6,037
2009	5.472923	7.017451	28.22%	6,456
2008*	10.000000	5.472923	-45.27%	6,338
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.267815	13.576952	-4.84%	101,056
2010	12.566297	14.267815	13.54%	146,780
2009	9.973460	12.566297	26.00%	150,846
2008	15.943260	9.973460	-37.44%	149,723
2007	15.191829	15.943260	4.95%	154,507
2006	13.123442	15.191829	15.76%	171,067
2005	12.275351	13.123442	6.91%	170,428
2004	10.868617	12.275351	12.94%	215,489
2003	8.321058	10.868617	30.62%	179,568
2002*	10.000000	8.321058	-16.79%	15,641
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.580870	12.571832	-0.07%	3,067
2010	11.566339	12.580870	8.77%	1,998
2009*	10.000000	11.566339	15.66%	8,339

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.456927	13.204625	-1.87%	0
2010	12.127012	13.456927	10.97%	0
2009*	10.000000	12.127012	21.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.069774	13.325285	1.95%	131,511
2010	12.460846	13.069774	4.89%	190,879
2009	11.532678	12.460846	8.05%	231,667
2008	12.389492	11.532678	-6.92%	251,385
2007	11.870213	12.389492	4.37%	351,850
2006	11.287964	11.870213	5.16%	404,188
2005	11.031157	11.287964	2.33%	435,872
2004	10.641866	11.031157	3.66%	471,256
2003	9.956698	10.641866	6.88%	550,631
2002*	10.000000	9.956698	-0.43%	137,387
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.932367	13.794698	-0.99%	797,053
2010	12.681895	13.932367	9.86%	1,012,887
2009	10.747040	12.681895	18.00%	1,071,076
2008	14.127045	10.747040	-23.93%	1,311,567
2007	13.499293	14.127045	4.65%	1,518,650
2006	12.238931	13.499293	10.30%	1,578,823
2005	11.729170	12.238931	4.35%	1,638,911
2004	10.810756	11.729170	8.50%	1,682,836
2003	9.091432	10.810756	18.91%	1,409,070
2002*	10.000000	9.091432	-9.09%	358,573
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.276814	13.840733	-3.05%	448,726
2010	12.774219	14.276814	11.76%	587,180
2009	10.367778	12.774219	23.21%	561,876
2008	15.256486	10.367778	-32.04%	694,426
2007	14.511127	15.256486	5.14%	846,841
2006	12.790155	14.511127	13.46%	952,077
2005	12.059615	12.790155	6.06%	973,565
2004	10.861771	12.059615	11.03%	926,404
2003	8.658836	10.861771	25.44%	708,807
2002*	10.000000	8.658836	-13.41%	268,546
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.684915	13.834743	1.09%	221,252
2010	12.731832	13.684915	7.49%	257,278
2009	11.220142	12.731832	13.47%	304,803
2008	13.333711	11.220142	-15.85%	347,086
2007	12.717148	13.333711	4.85%	488,379
2006	11.841418	12.717148	7.40%	568,477
2005	11.441430	11.841418	3.50%	585,712
2004	10.779465	11.441430	6.14%	632,524
2003	9.571633	10.779465	12.62%	575,374
2002*	10.000000	9.571633	-4.28%	151,806

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.984922	13.542915	-3.16%	57,902
2010	12.977046	13.984922	7.77%	74,238
2009*	10.000000	12.977046	29.77%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.925062	13.448910	-3.42%	1,072,665
2010	12.955192	13.925062	7.49%	1,389,790
2009*	10.000000	12.955192	29.55%	2,461
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.430797	16.826274	-3.47%	7,062
2010	13.944249	17.430797	25.00%	12,986
2009	10.294265	13.944249	35.46%	15,837
2008	16.357647	10.294265	-37.07%	18,732
2007	15.354645	16.357647	6.53%	19,794
2006	14.106476	15.354645	8.85%	21,029
2005	12.704322	14.106476	11.04%	17,143
2004	11.082638	12.704322	14.63%	14,925
2003	8.309490	11.082638	33.37%	7,236
2002*	10.000000	8.309490	-16.91%	394
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.329309	15.741304	-3.60%	68,026
2010	13.097978	16.329309	24.67%	80,647
2009	9.687548	13.097978	35.20%	76,314
2008	15.430272	9.687548	-37.22%	95,246
2007	14.509470	15.430272	6.35%	106,035
2006	13.347834	14.509470	8.70%	128,881
2005	12.042686	13.347834	10.84%	146,433
2004	10.526149	12.042686	14.41%	140,308
2003	7.913023	10.526149	33.02%	102,847
2002*	10.000000	7.913023	-20.87%	36,004
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.815010	10.712556	-0.95%	757,951
2010	10.918718	10.815010	-0.95%	891,385
2009	11.018815	10.918718	-0.91%	900,425
2008	10.900631	11.018815	1.08%	1,234,528
2007	10.502407	10.900631	3.79%	791,161
2006	10.143340	10.502407	3.54%	787,034
2005	9.974241	10.143340	1.70%	653,561
2004	9.988856	9.974241	-0.15%	510,271
2003	10.021958	9.988856	-0.33%	511,003
2002*	10.000000	10.021958	0.22%	305,958
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.247941	8.278737	-10.48%	152
2010	8.204016	9.247941	12.72%	1,472
2009	6.085420	8.204016	34.81%	1,048
2008*	10.000000	6.085420	-39.15%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.412673	9.482870	-16.91%	1,627
2010	10.858376	11.412673	5.10%	3,625
2009	8.443208	10.858376	28.60%	2,046
2008	15.883778	8.443208	-46.84%	3,430
2007	15.580214	15.883778	1.95%	3,517
2006	12.814398	15.580214	21.58%	3,589
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.216710	9.288312	-17.19%	30,741
2010	10.698343	11.216710	4.85%	42,978
2009	8.341015	10.698343	28.26%	53,326
2008	15.726260	8.341015	-46.96%	66,653
2007	15.460731	15.726260	1.72%	93,841
2006	12.751487	15.460731	21.25%	73,491
2005	11.514633	12.751487	10.74%	65,251
2004*	10.000000	11.514633	15.15%	45,012
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.252540	8.868570	-4.15%	0
2010	8.097584	9.252540	14.26%	526
2009	6.320139	8.097584	28.12%	1,992
2008*	10.000000	6.320139	-36.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.890554	8.269755	-6.98%	123,853
2010	7.961084	8.890554	11.68%	144,277
2009	6.308238	7.961084	26.20%	154,910
2008*	10.000000	6.308238	-36.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.794929	9.270232	-5.36%	6,876
2010	7.819220	9.794929	25.27%	11,760
2009	6.230272	7.819220	25.50%	4,469
2008*	10.000000	6.230272	-37.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.282687	9.948767	-3.25%	5,080
2010	8.677644	10.282687	18.50%	6,256
2009	6.714877	8.677644	29.23%	6,728
2008*	10.000000	6.714877	-32.85%	1,408
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.422995	10.235272	-1.80%	40,761
2010	8.411296	10.422995	23.92%	51,120
2009	6.676786	8.411296	25.98%	51,830
2008	12.608381	6.676786	-47.04%	51,338
2007	11.625508	12.608381	8.45%	59,527
2006	11.396465	11.625508	2.01%	63,778
2005	10.679382	11.396465	6.71%	89,422
2004	9.527216	10.679382	12.09%	101,912
2003	7.174725	9.527216	32.79%	93,612
2002*	10.000000	7.174725	-28.25%	42,457

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.978661	15.024668	-5.97%	1,309
2010	12.741890	15.978661	25.40%	1,591
2009	10.192192	12.741890	25.02%	2,080
2008	15.166399	10.192192	-32.80%	1,371
2007	16.446516	15.166399	-7.78%	5,126
2006	14.155783	16.446516	16.18%	6,874
2005	13.865110	14.155783	2.10%	3,964
2004	11.933712	13.865110	16.18%	3,280
2003	7.681010	11.933712	55.37%	392
2002*	10.000000	7.681010	-23.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.554941	13.630774	-6.35%	31,536
2010	11.618530	14.554941	25.27%	42,777
2009	9.319823	11.618530	24.66%	68,404
2008	13.898601	9.319823	-32.94%	84,957
2007	15.126092	13.898601	-8.12%	105,079
2006	13.041148	15.126092	15.99%	113,183
2005	12.809612	13.041148	1.81%	124,425
2004	11.053722	12.809612	15.89%	139,425
2003	7.133182	11.053722	54.96%	132,780
2002*	10.000000	7.133182	-28.67%	26,801
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.171834	16.063510	-6.45%	7,290
2010	13.833774	17.171834	24.13%	10,285
2009	10.368409	13.833774	33.42%	12,230
2008	16.935470	10.368409	-38.78%	14,101
2007	16.741828	16.935470	1.16%	15,305
2006	15.085855	16.741828	10.98%	13,753
2005	13.559942	15.085855	11.25%	11,979
2004	11.502011	13.559942	17.89%	17,656
2003	8.234836	11.502011	39.68%	14,834
2002*	10.000000	8.234836	-17.65%	5
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.273568	16.116918	-6.70%	25,622
2010	13.953616	17.273568	23.79%	42,443
2009	10.479414	13.953616	33.15%	43,791
2008	17.162738	10.479414	-38.94%	57,187
2007	17.006039	17.162738	0.92%	80,074
2006	15.363206	17.006039	10.69%	90,552
2005	13.847590	15.363206	10.94%	127,921
2004	11.769600	13.847590	17.66%	128,013
2003	8.450477	11.769600	39.28%	108,316
2002*	10.000000	8.450477	-15.50%	43,708
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.218391	9.165522	-0.57%	4,854
2010	8.219829	9.218391	12.15%	5,414
2009	6.609502	8.219829	24.36%	5,118
2008	11.428524	6.609502	-42.17%	2,221
2007	10.694568	11.428524	6.86%	1,302
2006*	10.000000	10.694568	6.95%	0

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.304917	9.782450	5.13%	62,640
2010	7.236225	9.304917	28.59%	86,880
2009	5.597553	7.236225	29.27%	73,019
2008*	10.000000	5.597553	-44.02%	763
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.633816	10.669788	0.34%	16,594
2010	10.482149	10.633816	1.45%	25,499
2009	9.880242	10.482149	6.09%	28,415
2008*	10.000000	9.880242	-1.20%	20,971
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.642767	11.834153	-13.26%	360
2010	12.951641	13.642767	5.34%	144
2009*	10.000000	12.951641	29.52%	82
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.656248	13.110097	-4.00%	7,819
2010	11.222299	13.656248	21.69%	6,877
2009	8.620739	11.222299	30.18%	4,793
2008	14.372410	8.620739	-40.02%	3,498
2007	13.484384	14.372410	6.59%	3,703
2006	11.972775	13.484384	12.63%	8,088
2005	11.311637	11.972775	5.84%	7,841
2004*	10.000000	11.311637	13.12%	289
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.169316	13.783089	-9.14%	10,637
2010	13.205252	15.169316	14.87%	11,698
2009	9.543438	13.205252	38.37%	12,184
2008	16.110628	9.543438	-40.76%	13,892
2007	15.296548	16.110628	5.32%	11,997
2006	13.121814	15.296548	16.57%	13,843
2005	11.586130	13.121814	13.25%	5,673
2004*	10.000000	11.586130	15.86%	2,297
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.919788	13.523267	-9.36%	54,812
2010	13.022459	14.919788	14.57%	107,437
2009	9.432716	13.022459	38.06%	131,799
2008	15.964464	9.432716	-40.91%	131,832
2007	15.197654	15.964464	5.05%	157,475
2006	13.069100	15.197654	16.29%	153,119
2005	11.568978	13.069100	12.97%	138,800
2004*	10.000000	11.568978	15.69%	87,545

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.344963	15.756216	-9.16%	1,374
2010	15.100440	17.344963	14.86%	2,719
2009	10.907250	15.100440	38.44%	20,257
2008	18.411161	10.907250	-40.76%	21,166
2007	17.483880	18.411161	5.30%	23,159
2006	14.997718	17.483880	16.58%	24,728
2005	13.245945	14.997718	13.22%	24,752
2004	11.222376	13.245945	18.03%	24,828
2003	7.921861	11.222376	41.66%	22,637
2002*	10.000000	7.921861	-20.78%	2,198
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.997638	15.400841	-9.39%	31,853
2010	14.831568	16.997638	14.60%	44,788
2009	10.745123	14.831568	38.03%	62,445
2008	18.180788	10.745123	-40.90%	67,205
2007	17.303838	18.180788	5.07%	80,551
2006	14.884807	17.303838	16.25%	95,002
2005	13.174791	14.884807	12.98%	115,827
2004	11.188859	13.174791	17.75%	134,980
2003	7.907060	11.188859	41.50%	150,411
2002*	10.000000	7.907060	-20.93%	89,492
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.330909	17.278115	-0.30%	177,212
2010	15.245039	17.330909	13.68%	246,095
2009	12.998483	15.245039	17.28%	288,553
2008	15.346048	12.998483	-15.30%	277,915
2007	14.143082	15.346048	8.51%	300,101
2006	13.315193	14.143082	6.22%	288,301
2005	13.117366	13.315193	1.51%	310,872
2004	12.213123	13.117366	7.40%	271,634
2003	10.524358	12.213123	16.05%	242,952
2002*	10.000000	10.524358	5.24%	88,567
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.862400	2.781979	-2.81%	20,076
2010	2.519824	2.862400	13.60%	22,226
2009	2.007059	2.519824	25.55%	24,314
2008	9.599559	2.007059	-79.09%	27,259
2007*	10.000000	9.599559	-4.00%	11,630
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.138964	4.003917	-3.26%	8,378
2010	3.639516	4.138964	13.72%	11,148
2009	2.932101	3.639516	24.13%	12,483
2008	13.879847	2.932101	-78.88%	15,807
2007	14.027947	13.879847	-1.06%	22,071
2006	12.942531	14.027947	8.39%	32,875
2005	12.770858	12.942531	1.34%	33,198
2004	11.832385	12.770858	7.93%	31,051
2003	9.636981	11.832385	22.78%	18,538
2002*	10.000000	9.636981	-3.63%	1,203

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.027045	11.875554	-1.26%	129,112
2010	10.483290	12.027045	14.73%	167,724
2009	8.268993	10.483290	26.78%	182,464
2008	13.602458	8.268993	-39.21%	204,765
2007	13.186200	13.602458	3.16%	236,619
2006	11.600312	13.186200	13.67%	262,718
2005	11.075463	11.600312	4.74%	287,820
2004	10.244767	11.075463	8.11%	309,928
2003	8.180309	10.244767	25.24%	254,296
2002*	10.000000	8.180309	-18.20%	108,393
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.559654	17.008379	-3.14%	8,211
2010	14.365542	17.559654	22.23%	9,632
2009	10.571273	14.365542	35.89%	13,070
2008	17.166935	10.571273	-38.42%	16,136
2007	17.544733	17.166935	-2.15%	17,210
2006	15.402516	17.544733	13.91%	25,661
2005	14.146394	15.402516	8.88%	23,708
2004	11.959504	14.146394	18.29%	23,490
2003	8.363751	11.959504	42.99%	17,280
2002*	10.000000	8.363751	-16.36%	2,953
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.921756	9.593503	-3.31%	4,766
2010	8.140079	9.921756	21.89%	4,718
2009	6.003779	8.140079	35.58%	11,068
2008	9.777095	6.003779	-38.59%	9,538
2007	10.010722	9.777095	-2.33%	10,608
2006*	10.000000	10.010722	0.11%	10,625
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.804664	12.676918	7.39%	6,723
2010	10.896626	11.804664	8.33%	4,513
2009*	10.000000	10.896626	8.97%	1,023
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.435807	11.441627	0.05%	42,731
2010	10.976283	11.435807	4.19%	24,834
2009*	10.000000	10.976283	9.76%	43,250
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.385041	12.642793	-5.55%	4,312
2010	11.814662	13.385041	13.29%	4,610
2009	9.188654	11.814662	28.58%	4,372
2008	15.132828	9.188654	-39.28%	6,042
2007	16.260721	15.132828	-6.94%	7,175
2006	14.162819	16.260721	14.81%	10,818
2005	13.587876	14.162819	4.23%	10,261
2004	12.346322	13.587876	10.06%	8,491
2003*	10.000000	12.346322	23.46%	4,482

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.430954	11.050745	-17.72%	1,297
2010	12.324108	13.430954	8.98%	3,693
2009	9.983085	12.324108	23.45%	3,739
2008	17.982504	9.983085	-44.48%	3,838
2007	16.754107	17.982504	7.33%	2,055
2006	13.243369	16.754107	26.51%	2,852
2005	11.916494	13.243369	11.13%	4,358
2004	10.353931	11.916494	15.09%	5,963
2003	8.133021	10.353931	27.31%	5,158
2002*	10.000000	8.133021	-18.67%	745
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.954891	14.112983	-5.63%	3,221
2010	11.984274	14.954891	24.79%	3,484
2009	9.198656	11.984274	30.28%	4,887
2008	15.315331	9.198656	-39.94%	5,411
2007	17.716461	15.315331	-13.55%	4,888
2006	15.248670	17.716461	16.18%	6,214
2005	14.383134	15.248670	6.02%	7,151
2004	11.505052	14.383134	25.02%	7,308
2003	7.761822	11.505052	48.23%	6,414
2002*	10.000000	7.761822	-22.38%	3,348
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.652245	11.922870	-18.63%	14,625
2010	12.245799	14.652245	19.65%	11,367
2009	7.543334	12.245799	62.34%	12,002
2008	12.094666	7.543334	-37.63%	11,364
2007	11.572461	12.094666	4.51%	13,738
2006	11.080846	11.572461	4.44%	14,708
2005	10.584298	11.080846	4.69%	16,170
2004	10.173795	10.584298	4.03%	18,561
2003	8.223033	10.173795	23.72%	14,834
2002*	10.000000	8.223033	-17.77%	4,505
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.712833	12.228754	4.40%	13,889
2010	11.066201	11.712833	5.84%	14,823
2009	10.214199	11.066201	8.34%	30,418
2008	11.516253	10.214199	-11.31%	64,404
2007	11.050657	11.516253	4.21%	64,187
2006	10.772749	11.050657	2.58%	50,678
2005	10.464138	10.772749	2.95%	61,689
2004	10.151047	10.464138	3.08%	45,667
2003*	10.000000	10.151047	1.51%	6,129
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.471980	15.565826	-5.50%	1,903
2010	13.117881	16.471980	25.57%	723
2009*	10.000000	13.117881	31.18%	0

Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.901250	12.075235	-6.40%	247,494
2010	11.781707	12.901250	9.50%	331,421
2009	9.468651	11.781707	24.43%	387,573
2008	13.478440	9.468651	-31.03%	496,504
2007	12.731169	13.478440	5.87%	582,338
2006	11.640052	12.731169	9.37%	638,997
2005	11.299833	11.640052	3.01%	674,401
2004	10.768742	11.299833	4.93%	716,198
2003	9.269485	10.768742	16.17%	488,917
2002*	10.000000	9.269485	-7.31%	66,570

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.295032	11.861110	5.01%	5,980
2010	10.114523	11.295032	11.67%	6,016
2009	8.489217	10.114523	19.15%	6,804
2008	14.459102	8.489217	-41.29%	7,833
2007	13.928970	14.459102	3.81%	14,023
2006	12.026670	13.928970	15.82%	17,637
2005	11.614036	12.026670	3.55%	24,197
2004	10.547695	11.614036	10.11%	37,726
2003	8.060093	10.547695	30.86%	30,171
2002*	10.000000	8.060093	-19.40%	10,845
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.021868	13.576253	-20.24%	805
2010	16.484950	17.021868	3.26%	805
2009	12.393330	16.484950	33.01%	6,041
2008	26.796769	12.393330	-53.75%	6,172
2007	25.637736	26.796769	4.52%	10,525
2006	19.165335	25.637736	33.77%	14,268
2005	16.613743	19.165335	15.36%	23,638
2004	13.437025	16.613743	23.64%	26,087
2003	9.428748	13.437025	42.51%	21,890
2002*	10.000000	9.428748	-5.71%	9,251
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.777986	10.269944	-4.71%	1,397
2010	9.912286	10.777986	8.73%	2,043
2009	7.302708	9.912286	35.73%	1,998
2008	12.257665	7.302708	-40.42%	2,029
2007	10.898428	12.257665	12.47%	9,703
2006	11.079230	10.898428	-1.63%	5,957
2005	9.744454	11.079230	13.70%	6,961
2004	9.084755	9.744454	7.26%	6,820
2003	7.438360	9.084755	22.13%	7,154
2002*	10.000000	7.438360	-25.62%	5,695
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.142777	18.222380	-9.53%	9,646
2010	16.072534	20.142777	25.32%	14,826
2009	11.380298	16.072534	41.23%	19,314
2008	17.890945	11.380298	-36.39%	26,221
2007	17.800734	17.890945	0.51%	28,588
2006	15.744122	17.800734	13.06%	34,989
2005	14.913754	15.744122	5.57%	71,142
2004	12.651246	14.913754	17.88%	70,891
2003	9.070025	12.651246	39.48%	71,858
2002*	10.000000	9.070025	-9.30%	74,940
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.144517	12.539643	-4.60%	22,869
2010	12.096493	13.144517	8.66%	12,436
2009*	10.000000	12.096493	20.96%	5,170

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.849996	16.775727	-0.44%	0
2010	13.526570	16.849996	24.57%	0
2009	10.928234	13.526570	23.78%	0
2008	15.978244	10.928234	-31.61%	0
2007	16.246906	15.978244	-1.65%	0
2006	14.343514	16.246906	13.27%	0
2005	13.510737	14.343514	6.16%	0
2004	11.196780	13.510737	20.67%	0
2003	8.208582	11.196780	36.40%	0
2002*	10.000000	8.208582	-17.91%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.076572	12.063804	-0.11%	0
2010	10.624402	12.076572	13.67%	0
2009	8.023382	10.624402	32.42%	0
2008	12.359134	8.023382	-35.08%	0
2007	11.582866	12.359134	6.70%	0
2006	10.713800	11.582866	8.11%	0
2005	10.444101	10.713800	2.58%	0
2004	9.932709	10.444101	5.15%	0
2003	7.962445	9.932709	24.74%	0
2002*	10.000000	7.962445	-20.38%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.893517	13.004516	0.86%	0
2010	11.340888	12.893517	13.69%	0
2009	9.067562	11.340888	25.07%	0
2008	14.571301	9.067562	-37.77%	0
2007	13.984366	14.571301	4.20%	0
2006	12.229849	13.984366	14.35%	0
2005	11.799454	12.229849	3.65%	0
2004	10.772386	11.799454	9.53%	0
2003	8.476784	10.772386	27.08%	0
2002*	10.000000	8.476784	-15.23%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.292008	14.378653	0.61%	816
2010	12.604071	14.292008	13.39%	1,683
2009	10.100675	12.604071	24.78%	2,833
2008	16.277754	10.100675	-37.95%	3,085
2007	15.661346	16.277754	3.94%	3,738
2006	13.731142	15.661346	14.06%	13,953
2005	13.280640	13.731142	3.39%	24,668
2004	12.156324	13.280640	9.25%	27,465
2003*	10.000000	12.156324	21.56%	5,512

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.616534	10.867053	-6.45%	5,190
2010	10.383188	11.616534	11.88%	5,658
2009	9.259688	10.383188	12.13%	986
2008	13.298639	9.259688	-30.37%	1,528
2007	12.252389	13.298639	8.54%	2,217
2006	10.688902	12.252389	14.63%	7,367
2005	10.616590	10.688902	0.68%	13,596
2004	10.011998	10.616590	6.04%	15,468
2003	8.163785	10.011998	22.64%	12,273
2002*	10.000000	8.163785	-18.36%	5,018
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.539600	19.258144	3.88%	15,899
2010	16.372039	18.539600	13.24%	17,405
2009	10.845850	16.372039	50.95%	22,812
2008	14.823721	10.845850	-26.83%	15,958
2007	14.512010	14.823721	2.15%	11,411
2006	13.257255	14.512010	9.46%	22,139
2005	13.093386	13.257255	1.25%	36,719
2004	12.005804	13.093386	9.06%	48,060
2003	9.957085	12.005804	20.58%	35,250
2002*	10.000000	9.957085	-0.43%	34,000
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.291075	14.470064	1.25%	0
2010	13.303989	14.291075	7.42%	0
2009	11.158186	13.303989	19.23%	0
2008	12.156884	11.158186	-8.22%	0
2007	11.652987	12.156884	4.32%	0
2006	11.300917	11.652987	3.12%	0
2005	11.268552	11.300917	0.29%	0
2004	10.984730	11.268552	2.58%	0
2003	10.603087	10.984730	3.60%	0
2002*	10.000000	10.603087	6.03%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.153612	14.291345	0.97%	63,009
2010	13.203079	14.153612	7.20%	51,120
2009	11.099298	13.203079	18.95%	50,819
2008	12.127383	11.099298	-8.48%	47,899
2007	11.651638	12.127383	4.08%	51,607
2006	11.325108	11.651638	2.88%	67,613
2005	11.327386	11.325108	-0.02%	67,431
2004	11.074161	11.327386	2.29%	53,532
2003	10.710510	11.074161	3.40%	50,989
2002*	10.000000	10.710510	7.11%	18,022

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.293162	14.733536	-3.66%	45,418
2010	13.533738	15.293162	13.00%	43,908
2009	10.602131	13.533738	27.65%	53,626
2008	15.045472	10.602131	-29.53%	64,017
2007	13.174852	15.045472	14.20%	85,314
2006	12.409695	13.174852	6.17%	99,768
2005	12.060950	12.409695	2.89%	137,372
2004	11.563114	12.060950	4.31%	177,961
2003	9.906052	11.563114	16.73%	231,737
2002	10.977983	9.906052	-9.76%	274,752
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.329366	11.862605	-3.79%	31,324
2010	10.927955	12.329366	12.82%	34,029
2009	8.572729	10.927955	27.47%	40,220
2008	12.180265	8.572729	-29.62%	37,944
2007	10.682891	12.180265	14.02%	43,664
2006	10.071792	10.682891	6.07%	47,748
2005	9.802626	10.071792	2.75%	52,008
2004	9.414206	9.802626	4.13%	59,442
2003	8.081763	9.414206	16.49%	67,192
2002	8.973634	8.081763	-9.94%	69,038
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.353474	12.392029	-7.20%	51,404
2010	11.610197	13.353474	15.02%	61,706
2009	8.831651	11.610197	31.46%	65,522
2008	13.912450	8.831651	-36.52%	75,963
2007	11.822336	13.912450	17.68%	87,547
2006	11.175978	11.822336	5.78%	101,584
2005	10.876212	11.175978	2.76%	131,130
2004	10.378588	10.876212	4.79%	160,378
2003	8.512820	10.378588	21.92%	200,394
2002	10.180995	8.512820	-16.39%	228,046
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.275341	9.515618	-7.39%	17,997
2010	8.945644	10.275341	14.86%	18,818
2009	6.824261	8.945644	31.09%	19,106
2008	10.760962	6.824261	-36.58%	20,256
2007	9.165309	10.760962	17.41%	33,665
2006	8.674333	9.165309	5.66%	4,675
2005	8.460096	8.674333	2.53%	5,734
2004	8.090036	8.460096	4.57%	10,428
2003	6.642229	8.090036	21.80%	14,105
2002	7.970856	6.642229	-16.67%	17,760

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.414793	14.684320	-4.74%	101,281
2010	13.196548	15.414793	16.81%	116,483
2009	9.634359	13.196548	36.97%	144,618
2008	14.750153	9.634359	-34.68%	152,542
2007	13.682391	14.750153	7.80%	198,646
2006	12.379332	13.682391	10.53%	308,881
2005	11.839862	12.379332	4.56%	461,777
2004	11.344339	11.839862	4.37%	582,146
2003	9.749977	11.344339	16.35%	691,650
2002	10.793354	9.749977	-9.67%	761,348
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.150059	12.520725	-4.79%	38,503
2010	11.279927	13.150059	16.58%	43,331
2009	8.237160	11.279927	36.94%	59,219
2008	12.635094	8.237160	-34.81%	58,204
2007	11.739753	12.635094	7.63%	103,367
2006	10.635105	11.739753	10.39%	80,371
2005	10.179653	10.635105	4.47%	85,189
2004	9.779191	10.179653	4.10%	99,972
2003	8.413093	9.779191	16.24%	111,613
2002	9.331703	8.413093	-9.84%	119,593
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.224306	8.887072	-3.66%	610
2010	7.891810	9.224306	16.88%	610
2009	5.865059	7.891810	34.56%	716
2008	10.073376	5.865059	-41.78%	760
2007	9.516600	10.073376	5.85%	4,582
2006	8.432441	9.516600	12.86%	18,795
2005	7.040292	8.432441	19.77%	17,305
2004	7.021881	7.040292	0.26%	8,595
2003	5.666162	7.021881	23.93%	18,203
2002	6.169162	5.666162	-8.15%	22,779
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.079295	8.739887	-3.74%	10,872
2010	7.772932	9.079295	16.81%	12,767
2009	5.782118	7.772932	34.43%	16,384
2008	9.957974	5.782118	-41.93%	22,583
2007	9.424838	9.957974	5.66%	38,404
2006	8.364265	9.424838	12.68%	8,337
2005	7.000963	8.364265	19.47%	9,412
2004	6.982161	7.000963	0.27%	20,670
2003	5.646118	6.982161	23.66%	26,142
2002	6.169168	5.646118	-8.48%	29,704

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.841102	13.820665	-0.15%	152,435
2010	12.147946	13.841102	13.94%	183,463
2009	9.436690	12.147946	28.73%	210,759
2008	16.636879	9.436690	-43.28%	245,654
2007	16.570936	16.636879	0.40%	341,740
2006	13.938941	16.570936	18.88%	555,158
2005	13.312813	13.938941	4.70%	842,054
2004	12.073054	13.312813	10.27%	1,100,680
2003	9.364854	12.073054	28.92%	1,197,678
2002	11.396714	9.364854	-17.83%	1,283,161
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.218865	12.176154	-0.35%	70,797
2010	10.740099	12.218865	13.77%	91,192
2009	8.352525	10.740099	28.59%	110,208
2008	14.753209	8.352525	-43.39%	119,450
2007	14.715776	14.753209	0.25%	141,624
2006	12.394009	14.715776	18.73%	107,676
2005	11.858305	12.394009	4.52%	121,120
2004	10.768414	11.858305	10.12%	146,071
2003	8.365173	10.768414	28.73%	150,418
2002	10.199081	8.365173	-17.98%	152,935
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.225489	13.299672	0.56%	175,556
2010	11.650722	13.225489	13.52%	204,796
2009	9.254740	11.650722	25.89%	249,796
2008	16.055564	9.254740	-42.36%	285,570
2007	14.480802	16.055564	10.87%	388,087
2006	12.942716	14.480802	11.88%	589,577
2005	12.157895	12.942716	6.46%	956,329
2004	11.612585	12.157895	4.70%	1,252,313
2003	9.490208	11.612585	22.36%	1,444,122
2002	11.506965	9.490208	-17.53%	1,573,873
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.035555	10.070411	0.35%	52,379
2010	8.849505	10.035555	13.40%	62,271
2009	7.037639	8.849505	25.75%	79,509
2008	12.235108	7.037639	-42.48%	90,498
2007	11.049165	12.235108	10.73%	148,600
2006	9.889149	11.049165	11.73%	103,756
2005	9.300525	9.889149	6.33%	132,480
2004	8.902728	9.300525	4.47%	147,107
2003	7.284740	8.902728	22.21%	158,030
2002	8.848996	7.284740	-17.68%	230,742

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.563151	13.446762	-0.86%	355,467
2010	11.043394	13.563151	22.82%	404,209
2009	8.704730	11.043394	26.87%	455,928
2008	16.663772	8.704730	-47.76%	511,800
2007	13.267853	16.663772	25.60%	622,803
2006	12.556233	13.267853	5.67%	859,096
2005	12.001831	12.556233	4.62%	1,222,768
2004	11.739919	12.001831	2.23%	1,572,451
2003	8.930753	11.739919	31.45%	1,806,603
2002	12.924025	8.930753	-30.90%	1,986,771
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.133469	7.059981	-1.03%	154,643
2010	5.817355	7.133469	22.62%	183,576
2009	4.591973	5.817355	26.69%	215,044
2008	8.802968	4.591973	-47.84%	244,290
2007	7.020668	8.802968	25.39%	406,434
2006	6.654060	7.020668	5.51%	262,371
2005	6.370553	6.654060	4.45%	330,483
2004	6.240057	6.370553	2.09%	395,044
2003	4.755534	6.240057	31.22%	455,928
2002	6.891480	4.755534	-30.99%	566,522
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.893931	9.813403	-9.92%	1,863
2010	8.825091	10.893931	23.44%	3,225
2009	6.379677	8.825091	38.33%	3,333
2008	12.604672	6.379677	-49.39%	1,063
2007	10.835177	12.604672	16.33%	1,393
2006	10.094088	10.835177	7.34%	1,805
2005	9.442375	10.094088	6.90%	7,510
2004	8.652800	9.442375	9.13%	7,995
2003	6.698525	8.652800	29.17%	9,221
2002	9.185260	6.698525	-27.07%	4,379
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.652471	9.574269	-10.12%	2,502
2010	8.629969	10.652471	23.44%	3,850
2009	6.256560	8.629969	37.93%	4,030
2008	12.368423	6.256560	-49.42%	4,257
2007	10.649704	12.368423	16.14%	3,988
2006	9.933360	10.649704	7.21%	2,461
2005	9.312554	9.933360	6.67%	2,666
2004	8.554450	9.312554	8.86%	4,171
2003	6.632302	8.554450	28.98%	4,296
2002	9.129517	6.632302	-27.35%	7,605

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.433684	12.792871	2.89%	115,157
2010	11.037422	12.433684	12.65%	133,774
2009	7.754420	11.037422	42.34%	172,721
2008	10.452551	7.754420	-25.81%	207,660
2007	10.285472	10.452551	1.62%	301,691
2006	9.344570	10.285472	10.07%	452,083
2005	9.206415	9.344570	1.50%	691,483
2004	8.495110	9.206415	8.37%	940,215
2003	6.758166	8.495110	25.70%	1,075,302
2002	6.588072	6.758166	2.58%	1,034,579
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.047312	13.397108	2.68%	30,558
2010	11.593895	13.047312	12.54%	37,363
2009	8.163039	11.593895	42.03%	45,163
2008	11.014746	8.163039	-25.89%	55,788
2007	10.850766	11.014746	1.51%	114,583
2006	9.871739	10.850766	9.92%	103,570
2005	9.745828	9.871739	1.29%	120,594
2004	8.999768	9.745828	8.29%	137,922
2003	7.171855	8.999768	25.49%	141,611
2002	7.012944	7.171855	2.27%	139,414
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.650777	11.954565	2.61%	1,461
2010	10.342131	11.650777	12.65%	2,476
2009	7.279971	10.342131	42.06%	2,982
2008	9.828689	7.279971	-25.93%	4,143
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.693503	12.039356	2.96%	8,383
2010	10.391837	11.693503	12.53%	5,367
2009	7.292899	10.391837	42.49%	6,659
2008	9.819301	7.292899	-25.73%	5,716
2007*	10.000000	9.819301	-1.81%	10,391
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.462997	13.600397	1.02%	260,908
2010	11.822758	13.462997	13.87%	308,853
2009	9.432527	11.822758	25.34%	347,386
2008	15.123258	9.432527	-37.63%	419,035
2007	14.488754	15.123258	4.38%	517,912
2006	12.645665	14.488754	14.57%	668,707
2005	12.185244	12.645665	3.78%	1,001,477
2004	11.127176	12.185244	9.51%	1,265,136
2003	8.752892	11.127176	27.13%	1,436,832
2002	11.371387	8.752892	-23.03%	1,566,651

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.413189	19.566444	6.26%	116,166
2010	17.252619	18.413189	6.73%	137,327
2009	15.059121	17.252619	14.57%	153,191
2008	15.722123	15.059121	-4.22%	167,403
2007	15.220135	15.722123	3.30%	250,463
2006	14.732728	15.220135	3.31%	340,585
2005	14.561967	14.732728	1.17%	540,980
2004	14.081662	14.561967	3.41%	630,236
2003	13.520276	14.081662	4.15%	780,556
2002	12.376695	13.520276	9.24%	946,299
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	44.124793	39.002798	-11.61%	53,373
2010	34.630262	44.124793	27.42%	76,954
2009	24.983048	34.630262	38.62%	81,789
2008	41.717803	24.983048	-40.11%	89,544
2007	36.490251	41.717803	14.33%	137,599
2006	32.736242	36.490251	11.47%	186,490
2005	27.973574	32.736242	17.03%	294,043
2004	22.646085	27.973574	23.52%	345,989
2003	16.513030	22.646085	37.14%	398,775
2002	18.511818	16.513030	-10.80%	455,335
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.102735	22.155074	-11.74%	80,219
2010	19.721446	25.102735	27.29%	97,303
2009	14.254287	19.721446	38.35%	117,985
2008	23.841132	14.254287	-40.21%	150,072
2007	20.880535	23.841132	14.18%	218,859
2006	18.763627	20.880535	11.28%	143,571
2005	16.059349	18.763627	16.84%	221,038
2004	13.012982	16.059349	23.41%	262,694
2003	9.507545	13.012982	36.87%	272,596
2002	10.673646	9.507545	-10.93%	197,205
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.201136	13.083754	-0.89%	50,051
2010	13.302157	13.201136	-0.76%	59,177
2009	13.340351	13.302157	-0.29%	99,827
2008	13.079017	13.340351	2.00%	228,553
2007	12.561151	13.079017	4.12%	217,674
2006	12.096091	12.561151	3.84%	505,885
2005	11.857075	12.096091	2.02%	394,206
2004	11.834049	11.857075	0.19%	451,405
2003	11.835381	11.834049	-0.01%	619,174
2002	11.755833	11.835381	0.68%	875,911

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.523031	11.901001	-18.05%	110,429
2010	12.982854	14.523031	11.86%	125,077
2009	10.371859	12.982854	25.17%	138,505
2008	18.663600	10.371859	-44.43%	152,455
2007	16.085365	18.663600	16.03%	183,947
2006	13.775166	16.085365	16.77%	255,249
2005	11.695143	13.775166	17.79%	338,305
2004	10.409275	11.695143	12.35%	410,825
2003	7.342158	10.409275	41.77%	467,613
2002	9.310438	7.342158	-21.14%	518,259
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.087440	8.255055	-18.17%	51,975
2010	9.030714	10.087440	11.70%	57,616
2009	7.226982	9.030714	24.96%	63,854
2008	13.026546	7.226982	-44.52%	75,388
2007	11.241770	13.026546	15.88%	110,593
2006	9.641468	11.241770	16.60%	97,031
2005	8.198662	9.641468	17.60%	107,056
2004	7.308444	8.198662	12.18%	117,825
2003	5.161056	7.308444	41.61%	131,963
2002	6.553918	5.161056	-21.25%	169,813
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.608207	11.129590	-18.21%	16,605
2010	12.183036	13.608207	11.70%	23,086
2009	9.751243	12.183036	24.94%	28,126
2008	17.571998	9.751243	-44.51%	30,491
2007	15.163521	17.571998	15.88%	49,024
2006	13.000485	15.163521	16.64%	33,664
2005	11.058825	13.000485	17.56%	28,299
2004*	10.000000	11.058825	10.59%	16,849
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.758087	11.264030	-18.13%	4,650
2010	12.297152	13.758087	11.88%	6,075
2009	9.819989	12.297152	25.23%	7,714
2008	17.674619	9.819989	-44.44%	6,985
2007	15.230594	17.674619	16.05%	9,861
2006	13.042845	15.230594	16.77%	13,455
2005	11.077771	13.042845	17.74%	22,004
2004*	10.000000	11.077771	10.78%	23,605
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.958264	11.537074	-3.52%	6,509
2010	10.259695	11.958264	16.56%	6,639
2009	7.280455	10.259695	40.92%	6,940
2008	13.753820	7.280455	-47.07%	9,456
2007	13.621986	13.753820	0.97%	11,953
2006	12.010869	13.621986	13.41%	15,287
2005	11.436215	12.010869	5.02%	26,352
2004	10.400203	11.436215	9.96%	32,530
2003	7.835265	10.400203	32.74%	31,868
2002	9.396038	7.835265	-16.61%	33,831

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.783041	11.353009	-3.65%	3,011
2010	10.127985	11.783041	16.34%	3,086
2009	7.199106	10.127985	40.68%	3,212
2008	13.618410	7.199106	-47.14%	3,343
2007	13.505437	13.618410	0.84%	3,394
2006	11.923507	13.505437	13.27%	854
2005	11.379408	11.923507	4.78%	2,674
2004	10.361981	11.379408	9.82%	4,904
2003	7.825637	10.361981	32.41%	3,462
2002	9.396058	7.825637	-16.71%	3,462
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.101401	14.530237	-9.76%	0
2010	12.861494	16.101401	25.19%	0
2009	8.253920	12.861494	55.82%	0
2008	17.076415	8.253920	-51.66%	0
2007	16.335124	17.076415	4.54%	0
2006	14.199710	16.335124	15.04%	0
2005	13.985467	14.199710	1.53%	0
2004	12.393217	13.985467	12.85%	0
2003	7.933480	12.393217	56.21%	0
2002*	10.000000	7.933480	-20.67%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.035797	13.540443	-9.95%	13,024
2010	12.021404	15.035797	25.08%	14,255
2009	7.726774	12.021404	55.58%	16,529
2008	16.021954	7.726774	-51.77%	23,424
2007	15.349480	16.021954	4.38%	31,523
2006	13.364657	15.349480	14.85%	47,381
2005	13.179461	13.364657	1.41%	54,266
2004	11.694184	13.179461	12.70%	95,327
2003	7.506313	11.694184	55.79%	66,525
2002*	10.000000	7.506313	-24.94%	7,186
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.150598	14.891013	5.23%	0
2010	11.818622	14.150598	19.73%	0
2009	10.145032	11.818622	16.50%	0
2008	14.026847	10.145032	-27.67%	0
2007	14.519816	14.026847	-3.40%	0
2006	12.489384	14.519816	16.26%	0
2005	12.167131	12.489384	2.65%	0
2004	11.047206	12.167131	10.14%	0
2003	8.935581	11.047206	23.63%	0
2002*	10.000000	8.935581	-10.64%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.305820	9.070900	-2.52%	973
2010	8.525575	9.305820	9.15%	973
2009	6.611583	8.525575	28.95%	973
2008*	10.000000	6.611583	-33.88%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.690344	13.911252	-11.34%	0
2010	14.583593	15.690344	7.59%	0
2009	10.725738	14.583593	35.97%	0
2008	18.128009	10.725738	-40.83%	0
2007	15.815114	18.128009	14.62%	0
2006	13.126322	15.815114	20.48%	0
2005	12.001267	13.126322	9.37%	0
2004	10.197846	12.001267	17.68%	0
2003	7.771112	10.197846	31.23%	0
2002*	10.000000	7.771112	-22.29%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.056448	10.939198	-1.06%	0
2010	10.193983	11.056448	8.46%	0
2009	8.025812	10.193983	27.01%	0
2008	11.604899	8.025812	-30.84%	0
2007	10.842695	11.604899	7.03%	0
2006*	10.000000	10.842695	8.43%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.928703	10.787879	-1.29%	2,464
2010	10.104492	10.928703	8.16%	1,109
2009	7.974964	10.104492	26.70%	513
2008	11.561088	7.974964	-31.02%	513
2007	10.825585	11.561088	6.79%	364
2006*	10.000000	10.825585	8.26%	15,872
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.487763	17.944273	-7.92%	0
2010	17.480532	19.487763	11.48%	29
2009	13.087856	17.480532	33.56%	29
2008	22.236216	13.087856	-41.14%	29
2007	19.626524	22.236216	13.30%	2,169
2006	15.502081	19.626524	26.61%	3,319
2005	13.303198	15.502081	16.53%	3,853
2004	10.862630	13.303198	22.47%	5,537
2003	8.532224	10.862630	27.31%	12,691
2002*	10.000000	8.532224	-14.68%	7,696
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.013405	14.842443	-7.31%	0
2010	14.174641	16.013405	12.97%	0
2009	10.995746	14.174641	28.91%	0
2008	15.538395	10.995746	-29.23%	0
2007	14.327992	15.538395	8.45%	0
2006	13.009766	14.327992	10.13%	0
2005	12.210823	13.009766	6.54%	0
2004	10.836740	12.210823	12.68%	0
2003	8.597737	10.836740	26.04%	0
2002*	10.000000	8.597737	-14.02%	0

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.380263	10.546719	-7.32%	2,416
2010	9.614119	11.380263	18.37%	4,122
2009	5.862759	9.614119	63.99%	4,125
2008	11.638034	5.862759	-49.62%	2,426
2007	10.078757	11.638034	15.47%	7,206
2006	9.919914	10.078757	1.60%	11,941
2005	9.308823	9.919914	6.56%	16,713
2004	8.806051	9.308823	5.71%	16,859
2003	7.001952	8.806051	25.77%	17,068
2002*	10.000000	7.001952	-29.98%	8,183
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.858934	12.462247	-3.08%	19,848
2010	11.226641	12.858934	14.54%	29,371
2009	8.831307	11.226641	27.12%	33,886
2008	13.895346	8.831307	-36.44%	38,688
2007	14.371071	13.895346	-3.31%	48,921
2006	12.508818	14.371071	14.89%	63,968
2005	12.136049	12.508818	3.07%	88,759
2004	10.439311	12.136049	16.25%	101,863
2003	8.063596	10.439311	29.46%	60,697
2002*	10.000000	8.063596	-19.36%	44,212
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.787570	11.747683	-8.13%	21,028
2010	11.885573	12.787570	7.59%	34,513
2009*	10.000000	11.885573	18.86%	28,821
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.298200	11.226834	-0.63%	253
2010	10.175747	11.298200	11.03%	253
2009	7.389539	10.175747	37.70%	253
2008	11.844286	7.389539	-37.61%	253
2007	10.776484	11.844286	9.91%	500
2006	10.144068	10.776484	6.23%	4,382
2005	9.830729	10.144068	3.19%	4,764
2004	9.111375	9.830729	7.90%	29,758
2003	7.506545	9.111375	21.38%	10,072
2002*	10.000000	7.506545	-24.93%	3,542
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.336949	8.673924	-7.10%	6,222
2010	7.299439	9.336949	27.91%	7,226
2009	5.219939	7.299439	39.84%	11,972
2008	10.892766	5.219939	-52.08%	12,070
2007	10.047895	10.892766	8.41%	12,332
2006	9.921226	10.047895	1.28%	14,319
2005	9.742771	9.921226	1.83%	20,551
2004	8.604014	9.742771	13.24%	28,367
2003	6.361877	8.604014	35.24%	20,693
2002*	10.000000	6.361877	-36.38%	15,431

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.370924	13.620584	-11.39%	5,897
2010	11.421270	15.370924	34.58%	598
2009	7.081082	11.421270	61.29%	598
2008	11.826501	7.081082	-40.13%	1,029
2007	11.683636	11.826501	1.22%	2,297
2006	10.450103	11.683636	11.80%	4,956
2005	10.049749	10.450103	3.98%	6,958
2004	9.557789	10.049749	5.15%	7,849
2003	7.235401	9.557789	32.10%	8,049
2002*	10.000000	7.235401	-27.65%	6,069
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.331949	14.122739	-1.46%	7,277
2010	13.016658	14.331949	10.10%	10,688
2009	10.737457	13.016658	21.23%	9,105
2008	16.126140	10.737457	-33.42%	12,733
2007	15.140216	16.126140	6.51%	28,232
2006	12.690463	15.140216	19.30%	35,974
2005	12.039698	12.690463	5.41%	43,250
2004	10.591139	12.039698	13.68%	40,329
2003	8.578588	10.591139	23.46%	64,844
2002*	10.000000	8.578588	-14.21%	18,577
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.771336	10.474326	-2.76%	334
2010*	10.000000	10.771336	7.71%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.966317	13.894202	-0.52%	0
2010	12.467643	13.966317	12.02%	441
2009*	10.000000	12.467643	24.68%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.379712	10.371606	-0.08%	29,236
2010	9.359712	10.379712	10.90%	28,377
2009	7.660582	9.359712	22.18%	58,794
2008	11.019006	7.660582	-30.48%	56,517
2007	10.486878	11.019006	5.07%	78,617
2006*	10.000000	10.486878	4.87%	21,685
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.094374	11.612405	4.67%	11,168
2010	10.573078	11.094374	4.93%	12,090
2009	9.522883	10.573078	11.03%	12,411
2008	10.672698	9.522883	-10.77%	17,461
2007	10.468894	10.672698	1.95%	6,205
2006*	10.000000	10.468894	4.69%	10,315

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.442002	10.273265	-10.21%	28,108
2010	10.384069	11.442002	10.19%	52,588
2009	7.407273	10.384069	40.19%	49,598
2008	12.193335	7.407273	-39.25%	45,156
2007	10.770088	12.193335	13.21%	43,100
2006*	10.000000	10.770088	7.70%	16,353
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.126149	9.555100	-5.64%	15,709
2010	8.653939	10.126149	17.01%	28,994
2009	6.298622	8.653939	37.39%	25,432
2008	11.404764	6.298622	-44.77%	10,566
2007	10.295571	11.404764	10.77%	4,101
2006*	10.000000	10.295571	2.96%	4,531
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.564328	8.289310	-3.21%	8,778
2010	7.795247	8.564328	9.87%	18,127
2009	6.024918	7.795247	29.38%	20,340
2008	9.826071	6.024918	-38.68%	8,280
2007*	10.000000	9.826071	-1.74%	1,539
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.504073	13.878320	2.77%	0
2010	12.054101	13.504073	12.03%	0
2009	8.335043	12.054101	44.62%	0
2008	11.709381	8.335043	-28.82%	0
2007	11.465088	11.709381	2.13%	0
2006	10.470805	11.465088	9.50%	0
2005*	10.000000	10.470805	4.71%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.856445	7.746074	-12.54%	299
2010	7.753006	8.856445	14.23%	1,283
2009	5.119742	7.753006	51.43%	861
2008*	10.000000	5.119742	-48.80%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.777336	9.371977	-4.15%	0
2010	7.991581	9.777336	22.35%	0
2009	6.137019	7.991581	30.22%	0
2008*	10.000000	6.137019	-38.63%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.753136	9.340481	-4.23%	837
2010	7.973031	9.753136	22.33%	837
2009	6.135110	7.973031	29.96%	705
2008*	10.000000	6.135110	-38.65%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.272542	8.594467	-7.31%	0
2010	8.147615	9.272542	13.81%	131
2009	6.370094	8.147615	27.90%	0
2008*	10.000000	6.370094	-36.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.289034	10.049334	-2.33%	0
2010	9.413391	10.289034	9.30%	0
2009	7.935567	9.413391	18.62%	0
2008*	10.000000	7.935567	-20.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.863782	9.428661	-4.41%	0
2010	8.865084	9.863782	11.27%	7,923
2009	7.211945	8.865084	22.92%	7,923
2008*	10.000000	7.211945	-27.88%	7,923
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.751710	10.794592	0.40%	10,277
2010	10.168779	10.751710	5.73%	10,161
2009	9.088186	10.168779	11.89%	7,410
2008*	10.000000	9.088186	-9.12%	9,941
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.077149	9.743861	-3.31%	16,596
2010	9.139671	10.077149	10.26%	12,441
2009	7.570476	9.139671	20.73%	12,441
2008*	10.000000	7.570476	-24.30%	12,441
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.626676	9.085382	-5.62%	0
2010	8.581591	9.626676	12.18%	0
2009	6.848144	8.581591	25.31%	0
2008*	10.000000	6.848144	-31.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.458440	10.326071	-1.27%	17,321
2010	9.688810	10.458440	7.94%	17,321
2009	8.316322	9.688810	16.50%	0
2008*	10.000000	8.316322	-16.84%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.275945	11.899687	5.53%	0
2010	10.639092	11.275945	5.99%	0
2009	9.878777	10.639092	7.70%	0
2008*	10.000000	9.878777	-1.21%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.201767	11.781858	5.18%	9,924
2010	10.596662	11.201767	5.71%	9,598
2009	9.856894	10.596662	7.51%	0
2008*	10.000000	9.856894	-1.43%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.168531	12.775706	4.99%	1,391
2010	11.368954	12.168531	7.03%	1,933
2009	9.862726	11.368954	15.27%	1,933
2008*	10.000000	9.862726	-1.37%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	30.781373	23.587845	-23.37%	0
2010	26.823831	30.781373	14.75%	0
2009	16.613516	26.823831	61.46%	0
2008	39.889299	16.613516	-58.35%	0
2007	27.752541	39.889299	43.73%	4,256
2006	20.564174	27.752541	34.96%	8,073
2005	15.696519	20.564174	31.01%	8,073
2004	13.164614	15.696519	19.23%	9,150
2003	8.075477	13.164614	63.02%	5,917
2002*	10.000000	8.075477	-19.25%	4,932
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.240127	17.810183	-23.36%	12,100
2010	20.256361	23.240127	14.73%	35,595
2009	12.545915	20.256361	61.46%	34,330
2008	30.075481	12.545915	-58.29%	24,908
2007	20.887485	30.075481	43.99%	47,060
2006	15.449940	20.887485	35.19%	45,092
2005	11.778855	15.449940	31.17%	92,186
2004*	10.000000	11.778855	17.79%	4,934
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.003015	14.869143	6.19%	41,644
2010	13.498957	14.003015	3.73%	44,708
2009	13.278335	13.498957	1.66%	36,046
2008	12.451294	13.278335	6.64%	40,930
2007	11.737530	12.451294	6.08%	82,935
2006	11.472443	11.737530	2.31%	59,452
2005	11.221787	11.472443	2.23%	89,317
2004	10.977049	11.221787	2.23%	104,942
2003	10.870491	10.977049	0.98%	162,685
2002*	10.000000	10.870491	8.70%	275,564
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.844055	6.989207	-10.90%	557
2010	7.011542	7.844055	11.87%	1,495
2009	5.471068	7.011542	28.16%	5,402
2008*	10.000000	5.471068	-45.29%	4,245

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.204040	13.509461	-4.89%	877
2010	12.516444	14.204040	13.48%	4,011
2009	9.938914	12.516444	25.93%	782
2008	15.896073	9.938914	-37.48%	1,664
2007	15.154562	15.896073	4.89%	782
2006	13.097849	15.154562	15.70%	4,544
2005	12.257568	13.097849	6.86%	13,664
2004	10.858346	12.257568	12.89%	21,661
2003	8.317376	10.858346	30.55%	2,061
2002*	10.000000	8.317376	-16.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.570282	12.554940	-0.12%	0
2010	11.562441	12.570282	8.72%	0
2009*	10.000000	11.562441	15.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.445615	13.186879	-1.92%	0
2010	12.122932	13.445615	10.91%	0
2009*	10.000000	12.122932	21.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.011337	13.259019	1.90%	7,285
2010	12.411400	13.011337	4.83%	3,570
2009	11.492717	12.411400	7.99%	4,090
2008	12.352793	11.492717	-6.96%	5,175
2007	11.841059	12.352793	4.32%	7,801
2006	11.265913	11.841059	5.11%	37,534
2005	11.015145	11.265913	2.28%	62,596
2004	10.631781	11.015145	3.61%	63,263
2003	9.952288	10.631781	6.83%	41,922
2002*	10.000000	9.952288	-0.48%	89,879
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.870042	13.726082	-1.04%	46,132
2010	12.631544	13.870042	9.80%	48,172
2009	10.709772	12.631544	17.94%	59,008
2008	14.085176	10.709772	-23.96%	49,561
2007	13.466117	14.085176	4.60%	73,541
2006	12.215002	13.466117	10.24%	101,461
2005	11.712127	12.215002	4.29%	183,837
2004	10.800502	11.712127	8.44%	225,368
2003	9.087386	10.800502	18.85%	229,490
2002*	10.000000	9.087386	-9.13%	57,485

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.212952	13.771884	-3.10%	16,928
2010	12.723488	14.212952	11.71%	24,775
2009	10.331816	12.723488	23.15%	24,956
2008	15.211263	10.331816	-32.08%	27,501
2007	14.475460	15.211263	5.08%	31,810
2006	12.765146	14.475460	13.40%	47,443
2005	12.042100	12.765146	6.00%	64,468
2004	10.851475	12.042100	10.97%	105,041
2003	8.654991	10.851475	25.38%	13,627
2002*	10.000000	8.654991	-13.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.623733	13.765955	1.04%	10,383
2010	12.681301	13.623733	7.43%	16,314
2009	11.181252	12.681301	13.42%	16,696
2008	13.294216	11.181252	-15.89%	18,753
2007	12.685929	13.294216	4.79%	28,588
2006	11.818296	12.685929	7.34%	25,068
2005	11.424838	11.818296	3.44%	39,016
2004	10.769266	11.424838	6.09%	48,443
2003	9.567393	10.769266	12.56%	76,044
2002*	10.000000	9.567393	-4.33%	155,340
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.973162	13.524717	-3.21%	0
2010	12.972674	13.973162	7.71%	0
2009*	10.000000	12.972674	29.73%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.913349	13.430822	-3.47%	730,450
2010	12.950827	13.913349	7.43%	858,287
2009*	10.000000	12.950827	29.51%	74
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.355515	16.745152	-3.52%	0
2010	13.891031	17.355515	24.94%	0
2009	10.260159	13.891031	35.39%	0
2008	16.311709	10.260159	-37.10%	0
2007	15.319290	16.311709	6.48%	0
2006	14.081077	15.319290	8.79%	0
2005	12.687823	14.081077	10.98%	0
2004	11.073827	12.687823	14.57%	0
2003	8.307066	11.073827	33.31%	0
2002*	10.000000	8.307066	-16.93%	0

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.258004	15.664662	-3.65%	3,876
2010	13.047357	16.258004	24.61%	6,071
2009	9.654979	13.047357	35.14%	6,137
2008	15.386196	9.654979	-37.25%	8,785
2007	14.475364	15.386196	6.29%	13,218
2006	13.323169	14.475364	8.65%	15,436
2005	12.026482	13.323169	10.78%	29,028
2004	10.517292	12.026482	14.35%	36,815
2003	7.910351	10.517292	32.96%	27,082
2002*	10.000000	7.910351	-20.90%	14,842
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.766424	10.659062	-1.00%	80,520
2010	10.875164	10.766424	-1.00%	53,271
2009	10.980406	10.875164	-0.96%	83,119
2008	10.868122	10.980406	1.03%	436,944
2007	10.476401	10.868122	3.74%	311,220
2006	10.123320	10.476401	3.49%	152,890
2005	9.959568	10.123320	1.64%	276,118
2004	9.979201	9.959568	-0.20%	107,985
2003	10.017328	9.979201	-0.38%	116,716
2002*	10.000000	10.017328	0.17%	236,687
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.235504	8.263434	-10.53%	115
2010	8.197110	9.235504	12.67%	115
2009	6.083365	8.197110	34.75%	115
2008*	10.000000	6.083365	-39.17%	2,205
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.374314	9.446226	-16.95%	0
2010	10.827340	11.374314	5.05%	0
2009	8.423334	10.827340	28.54%	0
2008	15.854439	8.423334	-46.87%	0
2007	15.559346	15.854439	1.90%	0
2006	12.803686	15.559346	21.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.179030	9.252442	-17.23%	6,354
2010	10.667774	11.179030	4.79%	7,621
2009	8.321384	10.667774	28.20%	8,876
2008	15.697204	8.321384	-46.99%	11,949
2007	15.440006	15.697204	1.67%	23,772
2006	12.740807	15.440006	21.19%	35,032
2005	11.510784	12.740807	10.69%	31,200
2004*	10.000000	11.510784	15.11%	10,394
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.240064	8.852143	-4.20%	0
2010	8.090754	9.240064	14.21%	0
2009	6.318001	8.090754	28.06%	0
2008*	10.000000	6.318001	-36.82%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.878589	8.254459	-7.03%	20,145
2010	7.954382	8.878589	11.62%	27,429
2009	6.306107	7.954382	26.14%	28,167
2008*	10.000000	6.306107	-36.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.781752	9.253085	-5.40%	511
2010	7.812634	9.781752	25.20%	511
2009	6.228167	7.812634	25.44%	511
2008*	10.000000	6.228167	-37.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.268837	9.930372	-3.30%	0
2010	8.670329	10.268837	18.44%	0
2009	6.712608	8.670329	29.16%	0
2008*	10.000000	6.712608	-32.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.376370	10.184360	-1.85%	6,096
2010	8.377900	10.376370	23.85%	5,007
2009	6.653633	8.377900	25.91%	9,123
2008	12.571035	6.653633	-47.07%	13,294
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.909591	14.952192	-6.02%	0
2010	12.693207	15.909591	25.34%	0
2009	10.158372	12.693207	24.95%	0
2008	15.123745	10.158372	-32.83%	0
2007	16.408600	15.123745	-7.83%	0
2006	14.130252	16.408600	16.12%	0
2005	13.847061	14.130252	2.05%	0
2004	11.924195	13.847061	16.13%	0
2003	7.678765	11.924195	55.29%	0
2002*	10.000000	7.678765	-23.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.491400	13.564419	-6.40%	3,454
2010	11.573634	14.491400	25.21%	10,874
2009	9.288505	11.573634	24.60%	7,981
2008	13.858908	9.288505	-32.98%	5,510
2007	15.090544	13.858908	-8.16%	15,927
2006	13.017059	15.090544	15.93%	19,504
2005	12.792388	13.017059	1.76%	31,184
2004	11.044423	12.792388	15.83%	78,082
2003	7.130771	11.044423	54.88%	44,128
2002*	10.000000	7.130771	-28.69%	29,272

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.097617	15.986024	-6.50%	0
2010	13.780937	17.097617	24.07%	0
2009	10.334031	13.780937	33.35%	0
2008	16.887867	10.334031	-38.81%	0
2007	16.703250	16.887867	1.11%	0
2006	15.058680	16.703250	10.92%	0
2005	13.542322	15.058680	11.20%	0
2004	11.492866	13.542322	17.83%	0
2003	8.232437	11.492866	39.60%	0
2002*	10.000000	8.232437	-17.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.196306	16.036736	-6.74%	3,795
2010	13.898215	17.196306	23.73%	4,829
2009	10.443086	13.898215	33.09%	6,321
2008	17.111902	10.443086	-38.97%	7,686
2007	16.964284	17.111902	0.87%	19,389
2006	15.333214	16.964284	10.64%	19,507
2005	13.827514	15.333214	10.89%	20,368
2004	11.758464	13.827514	17.60%	49,903
2003	8.446731	11.758464	39.21%	24,068
2002*	10.000000	8.446731	-15.53%	18,653
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.196672	9.139329	-0.62%	0
2010	8.204600	9.196672	12.09%	2,002
2009	6.600587	8.204600	24.30%	2,002
2008	11.418896	6.600587	-42.20%	0
2007	10.690985	11.418896	6.81%	274
2006*	10.000000	10.690985	6.91%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.292393	9.764370	5.08%	2,492
2010	7.230118	9.292393	28.52%	5,675
2009	5.595654	7.230118	29.21%	13,178
2008*	10.000000	5.595654	-44.04%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.619488	10.650053	0.29%	0
2010	10.473321	10.619488	1.40%	0
2009	9.876921	10.473321	6.04%	3,950
2008*	10.000000	9.876921	-1.23%	4,291
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.631293	11.818233	-13.30%	1,680
2010	12.947279	13.631293	5.28%	3,010
2009*	10.000000	12.947279	29.47%	4,630

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.610405	13.059508	-4.05%	2,318
2010	11.190264	13.610405	21.63%	2,318
2009	8.600466	11.190264	30.11%	30
2008	14.345864	8.600466	-40.05%	441
2007	13.466324	14.345864	6.53%	1,222
2006	11.962752	13.466324	12.57%	580
2005	11.307864	11.962752	5.79%	580
2004*	10.000000	11.307864	13.08%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.118380	13.729887	-9.18%	0
2010	13.167548	15.118380	14.82%	0
2009	9.520993	13.167548	38.30%	0
2008	16.080878	9.520993	-40.79%	0
2007	15.276055	16.080878	5.27%	0
2006	13.110825	15.276055	16.51%	0
2005	11.582258	13.110825	13.20%	0
2004*	10.000000	11.582258	15.82%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.869664	13.471034	-9.41%	22,431
2010	12.985258	14.869664	14.51%	34,286
2009	9.410525	12.985258	37.99%	39,379
2008	15.934973	9.410525	-40.94%	40,581
2007	15.177298	15.934973	4.99%	50,933
2006	13.058173	15.177298	16.23%	62,949
2005	11.565122	13.058173	12.91%	107,943
2004*	10.000000	11.565122	15.65%	36,508
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.270013	15.680220	-9.21%	0
2010	15.042769	17.270013	14.81%	0
2009	10.871077	15.042769	38.37%	0
2008	18.359400	10.871077	-40.79%	0
2007	17.443578	18.359400	5.25%	0
2006	14.970685	17.443578	16.52%	0
2005	13.228726	14.970685	13.17%	0
2004	11.213451	13.228726	17.97%	0
2003	7.919547	11.213451	41.59%	0
2002*	10.000000	7.919547	-20.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.921641	15.324249	-9.44%	4,752
2010	14.772702	16.921641	14.55%	4,913
2009	10.707884	14.772702	37.96%	10,589
2008	18.126951	10.707884	-40.93%	14,692
2007	17.261355	18.126951	5.01%	16,855
2006	14.855748	17.261355	16.19%	27,576
2005	13.155681	14.855748	12.92%	64,625
2004	11.178271	13.155681	17.69%	74,080
2003	7.903559	11.178271	41.43%	84,005
2002*	10.000000	7.903559	-20.96%	56,659

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.253417	17.192194	-0.35%	16,504
2010	15.184533	17.253417	13.62%	31,992
2009	12.953430	15.184533	17.22%	53,211
2008	15.300600	12.953430	-15.34%	55,067
2007	14.108344	15.300600	8.45%	52,557
2006	13.289178	14.108344	6.16%	65,548
2005	13.098318	13.289178	1.46%	107,564
2004	12.201547	13.098318	7.35%	63,487
2003	10.519699	12.201547	15.99%	35,132
2002*	10.000000	10.519699	5.20%	47,610
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.857117	2.775443	-2.86%	0
2010	2.516434	2.857117	13.54%	0
2009	2.005368	2.516434	25.48%	0
2008	9.596320	2.005368	-79.10%	0
2007*	10.000000	9.596320	-4.04%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.121067	3.984582	-3.31%	0
2010	3.625604	4.121067	13.67%	0
2009	2.922371	3.625604	24.06%	0
2008	13.840830	2.922371	-78.89%	0
2007	13.995618	13.840830	-1.11%	0
2006	12.919204	13.995618	8.33%	0
2005	12.754256	12.919204	1.29%	0
2004	11.822961	12.754256	7.88%	0
2003	9.634177	11.822961	22.72%	0
2002*	10.000000	9.634177	-3.66%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.973245	11.816480	-1.31%	6,729
2010	10.441670	11.973245	14.67%	14,285
2009	8.240331	10.441670	26.71%	7,869
2008	13.562166	8.240331	-39.24%	13,220
2007	13.153811	13.562166	3.10%	14,134
2006	11.577644	13.153811	13.61%	22,992
2005	11.059368	11.577644	4.69%	36,788
2004	10.235045	11.059368	8.05%	46,529
2003	8.176673	10.235045	25.17%	28,270
2002*	10.000000	8.176673	-18.23%	12,015
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.483819	16.926392	-3.19%	0
2010	14.310718	17.483819	22.17%	0
2009	10.536240	14.310718	35.82%	0
2008	17.118717	10.536240	-38.45%	0
2007	17.504331	17.118717	-2.20%	0
2006	15.374789	17.504331	13.85%	0
2005	14.128033	15.374789	8.82%	0
2004	11.949994	14.128033	18.23%	0
2003	8.361309	11.949994	42.92%	0
2002*	10.000000	8.361309	-16.39%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.898397	9.566096	-3.36%	1,727
2010	8.125010	9.898397	21.83%	2,196
2009	5.995678	8.125010	35.51%	2,224
2008	9.768857	5.995678	-38.62%	2,040
2007	10.007375	9.768857	-2.38%	5,096
2006*	10.000000	10.007375	0.07%	663
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.794721	12.659862	7.33%	16,320
2010	10.892947	11.794721	8.28%	10,779
2009*	10.000000	10.892947	8.93%	4,024
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.426181	11.426241	0.00%	58,911
2010	10.972580	11.426181	4.13%	39,876
2009*	10.000000	10.972580	9.73%	31,592
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.333297	12.587574	-5.59%	0
2010	11.774930	13.333297	13.23%	0
2009	9.162378	11.774930	28.51%	0
2008	15.097202	9.162378	-39.31%	0
2007	16.230686	15.097202	-6.98%	2,749
2006	14.143777	16.230686	14.75%	3,035
2005	13.576445	14.143777	4.18%	9,890
2004	12.342155	13.576445	10.00%	6,427
2003*	10.000000	12.342155	23.42%	3,531
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.372878	10.997405	-17.76%	0
2010	12.277007	13.372878	8.93%	1,052
2009	9.949966	12.277007	23.39%	1,052
2008	17.931913	9.949966	-44.51%	1,052
2007	16.715457	17.931913	7.28%	1,052
2006	13.219470	16.715457	26.45%	1,052
2005	11.900988	13.219470	11.08%	4,763
2004	10.345686	11.900988	15.03%	7,955
2003	8.130642	10.345686	27.24%	3,579
2002*	10.000000	8.130642	-18.69%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.890222	14.044865	-5.68%	0
2010	11.938474	14.890222	24.72%	0
2009	9.168127	11.938474	30.22%	0
2008	15.272243	9.168127	-39.97%	0
2007	17.675605	15.272243	-13.60%	0
2006	15.221180	17.675605	16.13%	0
2005	14.364428	15.221180	5.96%	0
2004	11.495885	14.364428	24.95%	0
2003	7.759553	11.495885	48.15%	0
2002*	10.000000	7.759553	-22.40%	0

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.588956	11.865383	-18.67%	1,118
2010	12.199051	14.588956	19.59%	2,066
2009	7.518322	12.199051	62.26%	2,108
2008	12.060664	7.518322	-37.66%	1,118
2007	11.545785	12.060664	4.46%	1,118
2006	11.060873	11.545785	4.38%	1,118
2005	10.570536	11.060873	4.64%	1,118
2004	10.165700	10.570536	3.98%	3,151
2003	8.220627	10.165700	23.66%	1,638
2002*	10.000000	8.220627	-17.79%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.667586	12.175370	4.35%	4,884
2010	11.029012	11.667586	5.79%	7,331
2009	10.185017	11.029012	8.29%	9,362
2008	11.489144	10.185017	-11.35%	9,223
2007	11.030245	11.489144	4.16%	4,778
2006	10.758261	11.030245	2.53%	19,731
2005	10.455326	10.758261	2.90%	19,467
2004	10.147616	10.455326	3.03%	7,311
2003*	10.000000	10.147616	1.48%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.458136	15.544916	-5.55%	1,021
2010	13.113465	16.458136	25.51%	3,728
2009*	10.000000	13.113465	31.13%	1,542
Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.845474	12.016978	-6.45%	0
2010	11.736698	12.845474	9.45%	0
2009	9.437240	11.736698	24.37%	0
2008	13.440523	9.437240	-31.06%	0
2007	12.701804	13.440523	5.82%	0
2006	11.619056	12.701804	9.32%	0
2005	11.285136	11.619056	2.96%	0
2004	10.760169	11.285136	4.88%	0
2003	9.266779	10.760169	16.12%	0
2002*	10.000000	9.266779	-7.33%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.244524	11.802116	4.96%	637
2010	10.074376	11.244524	11.62%	1,977
2009	8.459785	10.074376	19.09%	1,994
2008	14.416279	8.459785	-41.32%	2,299
2007	13.894777	14.416279	3.75%	12,874
2006	12.003182	13.894777	15.76%	15,767
2005	11.597190	12.003182	3.50%	16,196
2004	10.537710	11.597190	10.05%	3,797
2003	8.056521	10.537710	30.80%	4,228
2002*	10.000000	8.056521	-19.43%	1,505
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.945679	13.508658	-20.28%	237
2010	16.419454	16.945679	3.20%	288
2009	12.350323	16.419454	32.95%	197
2008	26.717335	12.350323	-53.77%	818
2007	25.574742	26.717335	4.47%	918
2006	19.127883	25.574742	33.70%	1,071
2005	16.589635	19.127883	15.30%	1,214
2004	13.424305	16.589635	23.58%	5,446
2003	9.424575	13.424305	42.44%	5,523
2002*	10.000000	9.424575	-5.75%	1,218
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.729789	10.218858	-4.76%	500
2010	9.872931	10.729789	8.68%	107
2009	7.277384	9.872931	35.67%	188
2008	12.221347	7.277384	-40.45%	290
2007	10.871648	12.221347	12.41%	740
2006	11.057572	10.871648	-1.68%	840
2005	9.730305	11.057572	13.64%	1,554
2004	9.076148	9.730305	7.21%	4,731
2003	7.435062	9.076148	22.07%	6,837
2002*	10.000000	7.435062	-25.65%	4,575
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.052672	18.131729	-9.58%	5,908
2010	16.008715	20.052672	25.26%	16,912
2009	11.340835	16.008715	41.16%	17,048
2008	17.837938	11.340835	-36.42%	13,782
2007	17.757008	17.837938	0.46%	8,095
2006	15.713366	17.757008	13.01%	8,848
2005	14.892100	15.713366	5.51%	11,365
2004	12.639255	14.892100	17.82%	11,439
2003	9.066002	12.639255	39.41%	8,821
2002*	10.000000	9.066002	-9.34%	8,569
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.133455	12.522776	-4.65%	2,518
2010	12.092418	13.133455	8.61%	2,009
2009*	10.000000	12.092418	20.92%	710

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.777126	16.694765	-0.49%	0
2010	13.474873	16.777126	24.51%	0
2009	10.891969	13.474873	23.71%	0
2008	15.933289	10.891969	-31.64%	0
2007	16.209435	15.933289	-1.70%	0
2006	14.317649	16.209435	13.21%	0
2005	13.493165	14.317649	6.11%	0
2004	11.187856	13.493165	20.61%	0
2003	8.206175	11.187856	36.33%	0
2002*	10.000000	8.206175	-17.94%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.024372	12.005612	-0.16%	0
2010	10.583814	12.024372	13.61%	0
2009	7.996758	10.583814	32.35%	0
2008	12.324353	7.996758	-35.11%	0
2007	11.556145	12.324353	6.65%	0
2006	10.694480	11.556145	8.06%	0
2005	10.430515	10.694480	2.53%	0
2004	9.924801	10.430515	5.10%	0
2003	7.960126	9.924801	24.68%	0
2002*	10.000000	7.960126	-20.40%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.837728	12.941720	0.81%	0
2010	11.297520	12.837728	13.63%	0
2009	9.037456	11.297520	25.01%	247
2008	14.530291	9.037456	-37.80%	199
2007	13.952097	14.530291	4.14%	162
2006	12.207776	13.952097	14.29%	132
2005	11.784104	12.207776	3.60%	97
2004	10.763801	11.784104	9.48%	59
2003	8.474296	10.763801	27.02%	19
2002*	10.000000	8.474296	-15.26%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.236759	14.315853	0.56%	1,325
2010	12.561687	14.236759	13.33%	1,325
2009	10.071806	12.561687	24.72%	1,829
2008	16.239454	10.071806	-37.98%	0
2007	15.632441	16.239454	3.88%	0
2006	13.712697	15.632441	14.00%	0
2005	13.269475	13.712697	3.34%	0
2004	12.152235	13.269475	9.19%	2,225
2003*	10.000000	12.152235	21.52%	0

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.565804	10.814145	-6.50%	782
2010	10.343071	11.565804	11.82%	1,816
2009	9.228567	10.343071	12.08%	838
2008	13.260648	9.228567	-30.41%	848
2007	12.223588	13.260648	8.48%	4,849
2006	10.669141	12.223588	14.57%	5,028
2005	10.602302	10.669141	0.63%	5,597
2004	10.003573	10.602302	5.99%	6,007
2003	8.161030	10.003573	22.58%	1,159
2002*	10.000000	8.161030	-18.39%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.456681	19.162352	3.82%	1,257
2010	16.307052	18.456681	13.18%	845
2009	10.808245	16.307052	50.88%	548
2008	14.779799	10.808245	-26.87%	583
2007	14.476363	14.779799	2.10%	661
2006	13.231347	14.476363	9.41%	13,615
2005	13.074390	13.231347	1.20%	3,764
2004	11.994436	13.074390	9.00%	3,105
2003	9.952676	11.994436	20.51%	3,010
2002*	10.000000	9.952676	-0.47%	3,003
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.229282	14.400236	1.20%	0
2010	13.253153	14.229282	7.37%	0
2009	11.121158	13.253153	19.17%	0
2008	12.122653	11.121158	-8.26%	0
2007	11.626083	12.122653	4.27%	0
2006	11.280504	11.626083	3.06%	0
2005	11.253864	11.280504	0.24%	0
2004	10.975971	11.253864	2.53%	0
2003	10.599997	10.975971	3.55%	0
2002*	10.000000	10.599997	6.00%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.091800	14.221781	0.92%	0
2010	13.152058	14.091800	7.15%	0
2009	11.061986	13.152058	18.89%	0
2008	12.092723	11.061986	-8.52%	1,902
2007	11.624238	12.092723	4.03%	1,377
2006	11.304162	11.624238	2.83%	8,096
2005	11.312129	11.304162	-0.07%	928
2004	11.064838	11.312129	2.23%	1,124
2003	10.706901	11.064838	3.34%	2,941
2002*	10.000000	10.706901	7.07%	3,581

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.193903	14.630531	-3.71%	28,432
2010	13.452687	15.193903	12.94%	25,839
2009	10.543960	13.452687	27.59%	30,279
2008	14.970488	10.543960	-29.57%	24,989
2007	13.115846	14.970488	14.14%	30,847
2006	12.360323	13.115846	6.11%	57,261
2005	12.019025	12.360323	2.84%	50,457
2004	11.528749	12.019025	4.25%	59,894
2003	9.881607	11.528749	16.67%	71,058
2002	10.956424	9.881607	-9.81%	78,266
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.263069	11.792875	-3.83%	10
2010	10.874680	12.263069	12.77%	48
2009	8.535238	10.874680	27.41%	5,234
2008	12.133144	8.535238	-29.65%	5,656
2007	10.646974	12.133144	13.96%	6,296
2006	10.042991	10.646974	6.01%	0
2005	9.779527	10.042991	2.69%	514
2004	9.396773	9.779527	4.07%	542
2003	8.070871	9.396773	16.43%	571
2002	8.966066	8.070871	-9.98%	601
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.266813	12.305390	-7.25%	1,685
2010	11.540663	13.266813	14.96%	3,050
2009	8.783188	11.540663	31.39%	3,866
2008	13.843116	8.783188	-36.55%	7,486
2007	11.769384	13.843116	17.62%	9,214
2006	11.131531	11.769384	5.73%	12,198
2005	10.838424	11.131531	2.70%	16,375
2004	10.347755	10.838424	4.74%	27,631
2003	8.491806	10.347755	21.86%	28,667
2002	10.161002	8.491806	-16.43%	31,976
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.220080	9.459672	-7.44%	22
2010	8.902017	10.220080	14.81%	22
2009	6.794422	8.902017	31.02%	22
2008	10.719347	6.794422	-36.62%	1,117
2007	9.134490	10.719347	17.35%	1,117
2006	8.649536	9.134490	5.61%	1,117
2005	8.440163	8.649536	2.48%	1,117
2004	8.075053	8.440163	4.52%	2,859
2003	6.633272	8.075053	21.74%	2,859
2002	7.964147	6.633272	-16.71%	2,859

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.314721	14.581638	-4.79%	20,403
2010	13.117495	15.314721	16.75%	24,148
2009	9.581485	13.117495	36.90%	36,819
2008	14.676619	9.581485	-34.72%	35,396
2007	13.621104	14.676619	7.75%	46,220
2006	12.330080	13.621104	10.47%	64,269
2005	11.798704	12.330080	4.50%	97,855
2004	11.310623	11.798704	4.32%	130,693
2003	9.725907	11.310623	16.29%	131,310
2002	10.772159	9.725907	-9.71%	136,166
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.079334	12.447115	-4.83%	1,013
2010	11.224923	13.079334	16.52%	2,085
2009	8.201139	11.224923	36.87%	2,330
2008	12.586215	8.201139	-34.84%	2,627
2007	11.700285	12.586215	7.57%	6,251
2006	10.604687	11.700285	10.33%	6,417
2005	10.155654	10.604687	4.42%	7,722
2004	9.761063	10.155654	4.04%	11,767
2003	8.401746	9.761063	16.18%	12,276
2002	9.323847	8.401746	-9.89%	12,385
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.176656	8.836708	-3.70%	0
2010	7.855007	9.176656	16.83%	0
2009	5.840660	7.855007	34.49%	0
2008	10.036556	5.840660	-41.81%	0
2007	9.486630	10.036556	5.80%	0
2006	8.410119	9.486630	12.80%	3,490
2005	7.025201	8.410119	19.71%	14,512
2004	7.010380	7.025201	0.21%	3,374
2003	5.659734	7.010380	23.86%	0
2002	6.165269	5.659734	-8.20%	1,179
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.032409	8.690364	-3.79%	3,328
2010	7.736696	9.032409	16.75%	3,684
2009	5.758071	7.736696	34.36%	3,964
2008	9.921586	5.758071	-41.96%	4,307
2007	9.395165	9.921586	5.60%	4,355
2006	8.342129	9.395165	12.62%	4,718
2005	6.985946	8.342129	19.41%	5,014
2004	6.970701	6.985946	0.22%	5,626
2003	5.639686	6.970701	23.60%	5,228
2002	6.165263	5.639686	-8.52%	5,228

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.751266	13.724039	-0.20%	59,583
2010	12.075193	13.751266	13.88%	70,704
2009	9.384917	12.075193	28.67%	83,341
2008	16.553995	9.384917	-43.31%	95,984
2007	16.496753	16.553995	0.35%	118,279
2006	13.883525	16.496753	18.82%	147,479
2005	13.266576	13.883525	4.65%	196,907
2004	12.037206	13.266576	10.21%	247,000
2003	9.341757	12.037206	28.85%	260,849
2002	11.374365	9.341757	-17.87%	296,176
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.153209	12.104616	-0.40%	15,326
2010	10.687776	12.153209	13.71%	17,743
2009	8.316040	10.687776	28.52%	13,988
2008	14.696214	8.316040	-43.41%	15,829
2007	14.666378	14.696214	0.20%	33,813
2006	12.358612	14.666378	18.67%	19,259
2005	11.830389	12.358612	4.46%	22,705
2004	10.748493	11.830389	10.07%	25,002
2003	8.353906	10.748493	28.66%	26,082
2002	10.190500	8.353906	-18.02%	39,997
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.139646	13.206685	0.51%	97,332
2010	11.580940	13.139646	13.46%	96,050
2009	9.203963	11.580940	25.83%	104,575
2008	15.975576	9.203963	-42.39%	112,835
2007	14.415988	15.975576	10.82%	133,980
2006	12.891271	14.415988	11.83%	179,589
2005	12.115676	12.891271	6.40%	252,258
2004	11.578085	12.115676	4.64%	304,308
2003	9.466793	11.578085	22.30%	340,842
2002	11.484381	9.466793	-17.57%	356,167
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.981630	10.011253	0.30%	9,665
2010	8.806383	9.981630	13.35%	13,448
2009	7.006879	8.806383	25.68%	15,356
2008	12.187797	7.006879	-42.51%	16,719
2007	11.012037	12.187797	10.68%	23,700
2006	9.860877	11.012037	11.67%	17,003
2005	9.278601	9.860877	6.28%	17,003
2004	8.886237	9.278601	4.42%	18,555
2003	7.274910	8.886237	22.15%	21,400
2002	8.841534	7.274910	-17.72%	35,774

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.475071	13.352701	-0.91%	77,292
2010	10.977222	13.475071	22.75%	86,134
2009	8.656958	10.977222	26.80%	92,175
2008	16.580726	8.656958	-47.79%	106,324
2007	13.208436	16.580726	25.53%	136,264
2006	12.506294	13.208436	5.61%	165,886
2005	11.960117	12.506294	4.57%	220,023
2004	11.705029	11.960117	2.18%	298,808
2003	8.908702	11.705029	31.39%	340,440
2002	12.898643	8.908702	-30.93%	376,213
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.095126	7.018502	-1.08%	16,913
2010	5.789006	7.095126	22.56%	17,486
2009	4.571900	5.789006	26.62%	21,283
2008	8.768922	4.571900	-47.86%	24,706
2007	6.997072	8.768922	25.32%	48,441
2006	6.635037	6.997072	5.46%	30,114
2005	6.355533	6.635037	4.40%	36,051
2004	6.228489	6.355533	2.04%	38,139
2003	4.749117	6.228489	31.15%	43,720
2002	6.885666	4.749117	-31.03%	65,143
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.839001	9.758998	-9.96%	0
2010	8.785013	10.839001	23.38%	0
2009	6.353915	8.785013	38.26%	0
2008	12.560140	6.353915	-49.41%	0
2007	10.802378	12.560140	16.27%	0
2006	10.068601	10.802378	7.29%	0
2005	9.423279	10.068601	6.85%	0
2004	8.639678	9.423279	9.07%	0
2003	6.691749	8.639678	29.11%	0
2002	9.180625	6.691749	-27.11%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.598800	9.521239	-10.17%	0
2010	8.590823	10.598800	23.37%	0
2009	6.231333	8.590823	37.86%	0
2008	12.324796	6.231333	-49.44%	0
2007	10.617528	12.324796	16.08%	7,254
2006	9.908337	10.617528	7.16%	0
2005	9.293763	9.908337	6.61%	0
2004	8.541500	9.293763	8.81%	0
2003	6.625606	8.541500	28.92%	0
2002	9.124924	6.625606	-27.39%	0

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.353078	12.703532	2.84%	34,644
2010	10.971401	12.353078	12.59%	43,377
2009	7.711926	10.971401	42.27%	50,041
2008	10.400525	7.711926	-25.85%	57,808
2007	10.239478	10.400525	1.57%	71,698
2006	9.307478	10.239478	10.01%	102,373
2005	9.174487	9.307478	1.45%	138,984
2004	8.469922	9.174487	8.32%	179,062
2003	6.741523	8.469922	25.64%	189,094
2002	6.575152	6.741523	2.53%	212,373
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.977165	13.318364	2.63%	8,714
2010	11.537365	12.977165	12.48%	8,714
2009	8.127339	11.537365	41.96%	8,714
2008	10.972118	8.127339	-25.93%	9,554
2007	10.814272	10.972118	1.46%	29,178
2006	9.843498	10.814272	9.86%	12,199
2005	9.722859	9.843498	1.24%	12,231
2004	8.983094	9.722859	8.24%	13,803
2003	7.162180	8.983094	25.42%	14,716
2002	7.007024	7.162180	2.21%	13,061
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.629203	11.926419	2.56%	0
2010	10.328197	11.629203	12.60%	0
2009	7.273840	10.328197	41.99%	406
2008	9.825375	7.273840	-25.97%	730
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.671877	12.011032	2.91%	8,293
2010	10.377848	11.671877	12.47%	8,465
2009	7.286758	10.377848	42.42%	8,732
2008	9.815998	7.286758	-25.77%	5,649
2007*	10.000000	9.815998	-1.84%	4,518
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.375605	13.505308	0.97%	81,616
2010	11.751939	13.375605	13.82%	84,128
2009	9.380767	11.751939	25.28%	88,344
2008	15.047893	9.380767	-37.66%	96,111
2007	14.423885	15.047893	4.33%	114,723
2006	12.595391	14.423885	14.52%	141,238
2005	12.142907	12.595391	3.73%	205,103
2004	11.094119	12.142907	9.45%	261,096
2003	8.731291	11.094119	27.06%	299,367
2002	11.349065	8.731291	-23.07%	326,955

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.293751	19.429750	6.21%	70,614
2010	17.149370	18.293751	6.67%	72,993
2009	14.976555	17.149370	14.51%	80,504
2008	15.643818	14.976555	-4.27%	86,381
2007	15.152040	15.643818	3.25%	108,236
2006	14.674187	15.152040	3.26%	124,905
2005	14.511414	14.674187	1.12%	176,180
2004	14.039853	14.511414	3.36%	204,033
2003	13.486945	14.039853	4.10%	253,299
2002	12.352419	13.486945	9.18%	326,872
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	43.858856	38.748176	-11.65%	10,962
2010	34.438913	43.858856	27.35%	13,502
2009	24.857558	34.438913	38.55%	15,016
2008	41.529300	24.857558	-40.14%	16,268
2007	36.343831	41.529300	14.27%	26,295
2006	32.621316	36.343831	11.41%	37,691
2005	27.889399	32.621316	16.97%	44,943
2004	22.589329	27.889399	23.46%	60,452
2003	16.479948	22.589329	37.07%	75,491
2002	18.484070	16.479948	-10.84%	77,260
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.967851	22.024904	-11.79%	5,960
2010	19.625370	24.967851	27.22%	10,496
2009	14.192006	19.625370	38.28%	13,065
2008	23.748996	14.192006	-40.24%	10,608
2007	20.810404	23.748996	14.12%	17,286
2006	18.710021	20.810404	11.23%	9,564
2005	16.021532	18.710021	16.78%	9,894
2004	12.988896	16.021532	23.35%	11,216
2003	9.494742	12.988896	36.80%	11,009
2002	10.664665	9.494742	-10.97%	10,789
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.115277	12.992118	-0.94%	25,324
2010	13.222317	13.115277	-0.81%	29,101
2009	13.266982	13.222317	-0.34%	57,563
2008	13.013656	13.266982	1.95%	63,604
2007	12.504729	13.013656	4.07%	71,979
2006	12.047827	12.504729	3.79%	65,585
2005	11.815716	12.047827	1.96%	94,160
2004	11.798730	11.815716	0.14%	92,528
2003	11.806020	11.798730	-0.06%	152,737
2002	11.732595	11.806020	0.63%	221,903

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.428754	11.817774	-18.10%	9,835
2010	12.905086	14.428754	11.81%	11,194
2009	10.314949	12.905086	25.11%	13,721
2008	18.570590	10.314949	-44.46%	15,360
2007	16.013333	18.570590	15.97%	21,956
2006	13.720391	16.013333	16.71%	28,177
2005	11.654511	13.720391	17.73%	37,787
2004	10.378340	11.654511	12.30%	73,604
2003	7.324037	10.378340	41.70%	100,682
2002	9.292160	7.324037	-21.18%	111,415
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.033227	8.206543	-18.21%	0
2010	8.986711	10.033227	11.65%	0
2009	7.195403	8.986711	24.90%	0
2008	12.976207	7.195403	-44.55%	125
2007	11.204018	12.976207	15.82%	7,622
2006	9.613928	11.204018	16.54%	2,025
2005	8.179347	9.613928	17.54%	2,884
2004	7.294899	8.179347	12.12%	2,917
2003	5.154083	7.294899	41.54%	6,563
2002	6.548392	5.154083	-21.29%	7,225
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.562451	11.086565	-18.26%	142
2010	12.148209	13.562451	11.64%	3,716
2009	9.728293	12.148209	24.88%	3,901
2008	17.539533	9.728293	-44.54%	4,026
2007	15.143205	17.539533	15.82%	13,005
2006	12.989613	15.143205	16.58%	7,422
2005	11.055128	12.989613	17.50%	16,359
2004*	10.000000	11.055128	10.55%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.711835	11.220502	-18.17%	1,800
2010	12.261992	13.711835	11.82%	1,712
2009	9.796874	12.261992	25.16%	2,691
2008	17.641945	9.796874	-44.47%	3,810
2007	15.210164	17.641945	15.99%	4,968
2006	13.031918	15.210164	16.71%	6,111
2005	11.074065	13.031918	17.68%	8,542
2004*	10.000000	11.074065	10.74%	10,444
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.900539	11.475604	-3.57%	184
2010	10.215316	11.900539	16.50%	184
2009	7.252624	10.215316	40.85%	184
2008	13.708178	7.252624	-47.09%	1,416
2007	13.583680	13.708178	0.92%	1,504
2006	11.983124	13.583680	13.36%	1,544
2005	11.415543	11.983124	4.97%	2,693
2004	10.386633	11.415543	9.91%	1,624
2003	7.828991	10.386633	32.67%	455
2002	9.393264	7.828991	-16.65%	1,099

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.726114	11.292471	-3.70%	4,478
2010	10.084142	11.726114	16.28%	4,478
2009	7.171560	10.084142	40.61%	5,102
2008	13.573179	7.171560	-47.16%	5,102
2007	13.467426	13.573179	0.79%	9,867
2006	11.895944	13.467426	13.21%	0
2005	11.358814	11.895944	4.73%	0
2004	10.348452	11.358814	9.76%	2,053
2003	7.819367	10.348452	32.34%	2,053
2002	9.393276	7.819367	-16.76%	2,053
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.031778	14.460101	-9.80%	0
2010	12.812342	16.031778	25.13%	0
2009	8.226531	12.812342	55.74%	0
2008	17.028385	8.226531	-51.69%	0
2007	16.297460	17.028385	4.48%	0
2006	14.174098	16.297460	14.98%	0
2005	13.967283	14.174098	1.48%	0
2004	12.383355	13.967283	12.79%	0
2003	7.931155	12.383355	56.14%	0
2002*	10.000000	7.931155	-20.69%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.970128	13.474508	-9.99%	5,868
2010	11.974931	14.970128	25.01%	6,364
2009	7.700790	11.974931	55.50%	4,705
2008	15.976167	7.700790	-51.80%	784
2007	15.313385	15.976167	4.33%	5,881
2006	13.339953	15.313385	14.79%	9,812
2005	13.161718	13.339953	1.35%	5,280
2004	11.684334	13.161718	12.64%	22,173
2003	7.503774	11.684334	55.71%	4,042
2002*	10.000000	7.503774	-24.96%	1,310
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.089420	14.819159	5.18%	0
2010	11.773473	14.089420	19.67%	0
2009	10.111387	11.773473	16.44%	0
2008	13.987405	10.111387	-27.71%	0
2007	14.486358	13.987405	-3.44%	0
2006	12.466872	14.486358	16.20%	0
2005	12.151319	12.466872	2.60%	0
2004	11.038418	12.151319	10.08%	0
2003	8.932971	11.038418	23.57%	0
2002*	10.000000	8.932971	-10.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.293298	9.054124	-2.57%	0
2010	8.518401	9.293298	9.10%	0
2009	6.609350	8.518401	28.88%	0
2008*	10.000000	6.609350	-33.91%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.622523	13.844140	-11.38%	374
2010	14.527883	15.622523	7.53%	374
2009	10.690166	14.527883	35.90%	374
2008	18.077045	10.690166	-40.86%	374
2007	15.778652	18.077045	14.57%	374
2006	13.102663	15.778652	20.42%	374
2005	11.985661	13.102663	9.32%	374
2004	10.189721	11.985661	17.63%	374
2003	7.768839	10.189721	31.16%	0
2002*	10.000000	7.768839	-22.31%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.030355	10.907868	-1.11%	0
2010	10.175067	11.030355	8.41%	0
2009	8.014968	10.175067	26.95%	0
2008	11.595080	8.014968	-30.88%	0
2007	10.839019	11.595080	6.98%	0
2006*	10.000000	10.839019	8.39%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.902946	10.757029	-1.34%	0
2010	10.085756	10.902946	8.10%	0
2009	7.964193	10.085756	26.64%	0
2008	11.551306	7.964193	-31.05%	0
2007	10.821915	11.551306	6.74%	0
2006*	10.000000	10.821915	8.22%	7,210
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.400585	17.854993	-7.97%	58
2010	17.411115	19.400585	11.43%	105
2009	13.042465	17.411115	33.50%	184
2008	22.170311	13.042465	-41.17%	284
2007	19.578283	22.170311	13.24%	362
2006	15.471764	19.578283	26.54%	367
2005	13.283870	15.471764	16.47%	367
2004	10.852326	13.283870	22.41%	367
2003	8.528435	10.852326	27.25%	1,040
2002*	10.000000	8.528435	-14.72%	1,048
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.944190	14.770829	-7.36%	0
2010	14.120497	15.944190	12.92%	0
2009	10.959279	14.120497	28.85%	0
2008	15.494703	10.959279	-29.27%	0
2007	14.294961	15.494703	8.39%	0
2006	12.986306	14.294961	10.08%	0
2005	12.194944	12.986306	6.49%	0
2004	10.828103	12.194944	12.62%	0
2003	8.595219	10.828103	25.98%	0
2002*	10.000000	8.595219	-14.05%	0

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.329346	10.494245	-7.37%	95
2010	9.575938	11.329346	18.31%	210
2009	5.842418	9.575938	63.90%	210
2008	11.603539	5.842418	-49.65%	641
2007	10.053985	11.603539	15.41%	5,593
2006	9.900523	10.053985	1.55%	281
2005	9.295306	9.900523	6.51%	535
2004	8.797708	9.295306	5.66%	1,908
2003	6.998845	8.797708	25.70%	2,654
2002*	10.000000	6.998845	-30.01%	1,591
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.801370	12.400212	-3.13%	522
2010	11.182029	12.801370	14.48%	2,301
2009	8.800646	11.182029	27.06%	2,834
2008	13.854134	8.800646	-36.48%	6,017
2007	14.335726	13.854134	-3.36%	15,805
2006	12.484346	14.335726	14.83%	30,396
2005	12.118416	12.484346	3.02%	37,695
2004	10.429413	12.118416	16.19%	33,488
2003	8.060018	10.429413	29.40%	12,618
2002*	10.000000	8.060018	-19.40%	3,762
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.776814	11.731882	-8.18%	8,238
2010	11.881573	12.776814	7.53%	8,595
2009*	10.000000	11.881573	18.82%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.247643	11.170971	-0.68%	782
2010	10.135324	11.247643	10.97%	977
2009	7.363899	10.135324	37.64%	1,069
2008	11.809168	7.363899	-37.64%	1,172
2007	10.749996	11.809168	9.85%	1,475
2006	10.124236	10.749996	6.18%	6,214
2005	9.816454	10.124236	3.14%	6,292
2004	9.102738	9.816454	7.84%	12,885
2003	7.503215	9.102738	21.32%	13,467
2002*	10.000000	7.503215	-24.97%	423
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.295148	8.630733	-7.15%	0
2010	7.270430	9.295148	27.85%	506
2009	5.201819	7.270430	39.77%	521
2008	10.860457	5.201819	-52.10%	521
2007	10.023184	10.860457	8.35%	742
2006	9.901813	10.023184	1.23%	742
2005	9.728607	9.901813	1.78%	813
2004	8.595842	9.728607	13.18%	3,240
2003	6.359051	8.595842	35.17%	3,031
2002*	10.000000	6.359051	-36.41%	7,146

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.302157	13.552796	-11.43%	1,674
2010	11.375901	15.302157	34.51%	732
2009	7.056524	11.375901	61.21%	236
2008	11.791454	7.056524	-40.16%	318
2007	11.654924	11.791454	1.17%	593
2006	10.429677	11.654924	11.75%	2,814
2005	10.035156	10.429677	3.93%	12,213
2004	9.548727	10.035156	5.09%	783
2003	7.232192	9.548727	32.03%	5,038
2002*	10.000000	7.232192	-27.68%	451
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.267801	14.052443	-1.51%	3,477
2010	12.964936	14.267801	10.05%	6,635
2009	10.700192	12.964936	21.17%	8,546
2008	16.078318	10.700192	-33.45%	7,981
2007	15.102993	16.078318	6.46%	8,297
2006	12.665632	15.102993	19.24%	14,079
2005	12.022191	12.665632	5.35%	3,968
2004	10.581086	12.022191	13.62%	4,175
2003	8.574784	10.581086	23.40%	6,609
2002*	10.000000	8.574784	-14.25%	3,381
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.767727	10.465531	-2.81%	0
2010*	10.000000	10.767727	7.68%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.954566	13.875525	-0.57%	0
2010	12.463440	13.954566	11.96%	0
2009*	10.000000	12.463440	24.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.355268	10.341961	-0.13%	6,901
2010	9.342382	10.355268	10.84%	6,304
2009	7.650257	9.342382	22.12%	9,986
2008	11.009718	7.650257	-30.51%	9,603
2007	10.483365	11.009718	5.02%	3,681
2006*	10.000000	10.483365	4.83%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.068248	11.579229	4.62%	2,181
2010	10.553506	11.068248	4.88%	2,510
2009	9.510049	10.553506	10.97%	1,785
2008	10.663696	9.510049	-10.82%	5,725
2007	10.465384	10.663696	1.89%	6,263
2006*	10.000000	10.465384	4.65%	4,093

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.415074	10.243919	-10.26%	3,582
2010	10.364857	11.415074	10.13%	4,402
2009	7.397298	10.364857	40.12%	4,463
2008	12.183081	7.397298	-39.28%	3,767
2007	10.766487	12.183081	13.16%	481
2006*	10.000000	10.766487	7.66%	260
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.102292	9.527781	-5.69%	531
2010	8.637900	10.102292	16.95%	562
2009	6.290124	8.637900	37.32%	637
2008	11.395152	6.290124	-44.80%	2,560
2007	10.292123	11.395152	10.72%	6,015
2006*	10.000000	10.292123	2.92%	5,839
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.548465	8.269783	-3.26%	481
2010	7.784737	8.548465	9.81%	481
2009	6.019832	7.784737	29.32%	481
2008	9.822744	6.019832	-38.72%	0
2007*	10.000000	9.822744	-1.77%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.465501	13.831705	2.72%	0
2010	12.025719	13.465501	11.97%	0
2009	8.319610	12.025719	44.55%	0
2008	11.693614	8.319610	-28.85%	0
2007	11.455462	11.693614	2.08%	0
2006	10.467295	11.455462	9.44%	0
2005*	10.000000	10.467295	4.67%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.844504	7.731723	-12.58%	0
2010	7.746461	8.844504	14.17%	0
2009	5.118002	7.746461	51.36%	0
2008*	10.000000	5.118002	-48.82%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.764175	9.354633	-4.19%	0
2010	7.984850	9.764175	22.28%	0
2009	6.134943	7.984850	30.15%	0
2008*	10.000000	6.134943	-38.65%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.740004	9.323194	-4.28%	0
2010	7.966315	9.740004	22.26%	0
2009	6.133036	7.966315	29.89%	0
2008*	10.000000	6.133036	-38.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.260039	8.578538	-7.36%	0
2010	8.140741	9.260039	13.75%	0
2009	6.367935	8.140741	27.84%	0
2008*	10.000000	6.367935	-36.32%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.275186	10.030754	-2.38%	0
2010	9.405466	10.275186	9.25%	0
2009	7.932892	9.405466	18.56%	0
2008*	10.000000	7.932892	-20.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.850488	9.411202	-4.46%	0
2010	8.857611	9.850488	11.21%	0
2009	7.209508	8.857611	22.86%	0
2008*	10.000000	7.209508	-27.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.737241	10.774655	0.35%	0
2010	10.160215	10.737241	5.68%	0
2009	9.085119	10.160215	11.83%	0
2008*	10.000000	9.085119	-9.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.063573	9.725833	-3.36%	2,056
2010	9.131965	10.063573	10.20%	2,242
2009	7.567920	9.131965	20.67%	2,357
2008*	10.000000	7.567920	-24.32%	2,357
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.613723	9.068578	-5.67%	0
2010	8.574368	9.613723	12.12%	0
2009	6.845834	8.574368	25.25%	0
2008*	10.000000	6.845834	-31.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.444335	10.306939	-1.32%	0
2010	9.680631	10.444335	7.89%	0
2009	8.313515	9.680631	16.44%	0
2008*	10.000000	8.313515	-16.86%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.260758	11.877682	5.48%	0
2010	10.630137	11.260758	5.93%	0
2009	9.875451	10.630137	7.64%	0
2008*	10.000000	9.875451	-1.25%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.186669	11.760054	5.13%	771
2010	10.587733	11.186669	5.66%	946
2009	9.853568	10.587733	7.45%	0
2008*	10.000000	9.853568	-1.46%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.152136	12.752073	4.94%	0
2010	11.359380	12.152136	6.98%	0
2009	9.859397	11.359380	15.21%	216
2008*	10.000000	9.859397	-1.41%	0

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	30.643706	23.470499	-23.41%	1,184
2010	26.717332	30.643706	14.70%	1,857
2009	16.555917	26.717332	61.38%	1,857
2008	39.771198	16.555917	-58.37%	0
2007	27.684411	39.771198	43.66%	1,103
2006	20.524022	27.684411	34.89%	2,021
2005	15.673744	20.524022	30.95%	2,021
2004	13.152150	15.673744	19.17%	2,162
2003	8.071891	13.152150	62.94%	2,483
2002*	10.000000	8.071891	-19.28%	946
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.162086	17.741412	-23.40%	7,868
2010	20.198520	23.162086	14.67%	14,427
2009	12.516410	20.198520	61.38%	13,103
2008	30.019962	12.516410	-58.31%	8,729
2007	20.859511	30.019962	43.91%	13,408
2006	15.437027	20.859511	35.13%	19,682
2005	11.774920	15.437027	31.10%	42,942
2004*	10.000000	11.774920	17.75%	513
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.940375	14.795179	6.13%	10,897
2010	13.445366	13.940375	3.68%	28,155
2009	13.232314	13.445366	1.61%	27,612
2008	12.414394	13.232314	6.59%	35,390
2007	11.708684	12.414394	6.03%	17,612
2006	11.450017	11.708684	2.26%	19,427
2005	11.205498	11.450017	2.18%	27,143
2004	10.966647	11.205498	2.18%	36,143
2003	10.865679	10.966647	0.93%	40,137
2002*	10.000000	10.865679	8.66%	59,043
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.833485	6.976264	-10.94%	0
2010	7.005626	7.833485	11.82%	0
2009	5.469221	7.005626	28.09%	0
2008*	10.000000	5.469221	-45.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.140434	13.442186	-4.94%	15,538
2010	12.466690	14.140434	13.43%	11,639
2009	9.904416	12.466690	25.87%	3,597
2008	15.848926	9.904416	-37.51%	3,597
2007	15.117287	15.848926	4.84%	3,597
2006	13.072210	15.117287	15.64%	17,040
2005	12.239747	13.072210	6.80%	467
2004	10.848035	12.239747	12.83%	2,192
2003	8.313690	10.848035	30.48%	0
2002*	10.000000	8.313690	-16.86%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.559714	12.538058	-0.17%	0
2010	11.558545	12.559714	8.66%	0
2009*	10.000000	11.558545	15.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.434287	13.169128	-1.97%	0
2010	12.118836	13.434287	10.85%	0
2009*	10.000000	12.118836	21.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.953138	13.193067	1.85%	8,467
2010	12.362126	12.953138	4.78%	10,122
2009	11.452870	12.362126	7.94%	11,634
2008	12.316183	11.452870	-7.01%	12,036
2007	11.811964	12.316183	4.27%	7,549
2006	11.243892	11.811964	5.05%	4,704
2005	10.999151	11.243892	2.23%	22,554
2004	10.621705	10.999151	3.55%	25,304
2003	9.947886	10.621705	6.77%	15,007
2002*	10.000000	9.947886	-0.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.807989	13.657775	-1.09%	11,150
2010	12.581377	13.807989	9.75%	19,227
2009	10.672629	12.581377	17.88%	33,519
2008	14.043429	10.672629	-24.00%	33,509
2007	13.433029	14.043429	4.54%	56,899
2006	12.191118	13.433029	10.19%	82,418
2005	11.695127	12.191118	4.24%	76,654
2004	10.790263	11.695127	8.39%	108,296
2003	9.083363	10.790263	18.79%	7,530
2002*	10.000000	9.083363	-9.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.149351	13.703339	-3.15%	7,021
2010	12.672954	14.149351	11.65%	5,885
2009	10.295991	12.672954	23.09%	6,197
2008	15.166189	10.295991	-32.11%	4,288
2007	14.439904	15.166189	5.03%	5,923
2006	12.740207	14.439904	13.34%	9,278
2005	12.024631	12.740207	5.95%	7,311
2004	10.841205	12.024631	10.92%	7,788
2003	8.651160	10.841205	25.32%	0
2002*	10.000000	8.651160	-13.49%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.562782	13.697469	0.99%	9,388
2010	12.630959	13.562782	7.38%	9,701
2009	11.142496	12.630959	13.36%	10,549
2008	13.254832	11.142496	-15.94%	8,996
2007	12.654754	13.254832	4.74%	6,858
2006	11.795191	12.654754	7.29%	2,698
2005	11.408246	11.795191	3.39%	5,040
2004	10.759060	11.408246	6.03%	8,067
2003	9.563157	10.759060	12.51%	25,002
2002*	10.000000	9.563157	-4.37%	7,545
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.961417	13.506535	-3.26%	0
2010	12.968302	13.961417	7.66%	0
2009*	10.000000	12.968302	29.68%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.901642	13.412762	-3.52%	150,467
2010	12.946463	13.901642	7.38%	173,436
2009*	10.000000	12.946463	29.46%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.280443	16.664315	-3.57%	0
2010	13.837935	17.280443	24.88%	0
2009	10.226107	13.837935	35.32%	0
2008	16.265808	10.226107	-37.13%	0
2007	15.283947	16.265808	6.42%	0
2006	14.055679	15.283947	8.74%	0
2005	12.671316	14.055679	10.93%	0
2004	11.065004	12.671316	14.52%	0
2003	8.304631	11.065004	33.24%	0
2002*	10.000000	8.304631	-16.95%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.186930	15.588328	-3.70%	13,555
2010	12.996885	16.186930	24.54%	1,333
2009	9.622500	12.996885	35.07%	628
2008	15.342196	9.622500	-37.28%	2,046
2007	14.441308	15.342196	6.24%	5,666
2006	13.298521	14.441308	8.59%	7,534
2005	12.010284	13.298521	10.73%	14,075
2004	10.508426	12.010284	14.29%	2,559
2003	7.907673	10.508426	32.89%	7,985
2002*	10.000000	7.907673	-20.92%	0

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.718057	10.605830	-1.05%	53,185
2010	10.831770	10.718057	-1.05%	41,963
2009	10.942117	10.831770	-1.01%	38,669
2008	10.835698	10.942117	0.98%	73,977
2007	10.450453	10.835698	3.69%	36,911
2006	10.103332	10.450453	3.44%	47,073
2005	9.944911	10.103332	1.59%	85,628
2004	9.969550	9.944911	-0.25%	76,842
2003	10.012697	9.969550	-0.43%	65,546
2002*	10.000000	10.012697	0.13%	51,763
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.223066	8.248134	-10.57%	0
2010	8.190204	9.223066	12.61%	0
2009	6.081303	8.190204	34.68%	0
2008*	10.000000	6.081303	-39.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.336108	9.409738	-16.99%	0
2010	10.796413	11.336108	5.00%	0
2009	8.403514	10.796413	28.47%	0
2008	15.825138	8.403514	-46.90%	0
2007	15.538476	15.825138	1.84%	0
2006	12.792957	15.538476	21.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.141469	9.216692	-17.28%	1,970
2010	10.637300	11.141469	4.74%	2,031
2009	8.301809	10.637300	28.13%	2,031
2008	15.668214	8.301809	-47.01%	4,611
2007	15.419325	15.668214	1.61%	8,882
2006	12.730152	15.419325	21.12%	13,255
2005	11.506947	12.730152	10.63%	12,513
2004*	10.000000	11.506947	15.07%	4,118
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.227618	8.835757	-4.25%	0
2010	8.083927	9.227618	14.15%	0
2009	6.315863	8.083927	27.99%	0
2008*	10.000000	6.315863	-36.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.866617	8.239178	-7.08%	7,659
2010	7.947674	8.866617	11.56%	9,361
2009	6.303974	7.947674	26.07%	10,191
2008*	10.000000	6.303974	-36.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.768575	9.235966	-5.45%	0
2010	7.806045	9.768575	25.14%	0
2009	6.226065	7.806045	25.38%	0
2008*	10.000000	6.226065	-37.74%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.255010	9.911992	-3.34%	0
2010	8.663025	10.255010	18.38%	0
2009	6.710343	8.663025	29.10%	0
2008*	10.000000	6.710343	-32.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.329936	10.133668	-1.90%	4,085
2010	8.344615	10.329936	23.79%	1,470
2009	6.630538	8.344615	25.85%	1,597
2008	12.533752	6.630538	-47.10%	1,923
2007	11.568434	12.533752	8.34%	981
2006	11.351949	11.568434	1.91%	1,497
2005	10.648377	11.351949	6.61%	9,361
2004	9.509171	10.648377	11.98%	2,121
2003	7.168359	9.509171	32.65%	1,823
2002*	10.000000	7.168359	-28.32%	2,492
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.840799	14.880025	-6.07%	0
2010	12.644698	15.840799	25.28%	0
2009	10.124674	12.644698	24.89%	0
2008	15.081190	10.124674	-32.87%	0
2007	16.370754	15.081190	-7.88%	0
2006	14.104766	16.370754	16.07%	0
2005	13.829059	14.104766	1.99%	0
2004	11.914703	13.829059	16.07%	0
2003	7.676517	11.914703	55.21%	0
2002*	10.000000	7.676517	-23.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.428045	13.498315	-6.44%	2,540
2010	11.528853	14.428045	25.15%	4,766
2009	9.257240	11.528853	24.54%	3,419
2008	13.819250	9.257240	-33.01%	3,513
2007	15.055018	13.819250	-8.21%	11,267
2006	12.992956	15.055018	15.87%	26,053
2005	12.775132	12.992956	1.71%	28,313
2004	11.035100	12.775132	15.77%	29,543
2003	7.128347	11.035100	54.81%	24,393
2002*	10.000000	7.128347	-28.72%	10,005
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.023705	15.908896	-6.55%	0
2010	13.728282	17.023705	24.00%	0
2009	10.299738	13.728282	33.29%	0
2008	16.840357	10.299738	-38.84%	0
2007	16.664715	16.840357	1.05%	0
2006	15.031518	16.664715	10.87%	0
2005	13.524702	15.031518	11.14%	0
2004	11.483710	13.524702	17.77%	0
2003	8.230021	11.483710	39.53%	0
2002*	10.000000	8.230021	-17.70%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.119350	15.956938	-6.79%	304
2010	13.842985	17.119350	23.67%	304
2009	10.406840	13.842985	33.02%	931
2008	17.061158	10.406840	-39.00%	2,276
2007	16.922573	17.061158	0.82%	2,528
2006	15.303222	16.922573	10.58%	4,019
2005	13.807416	15.303222	10.83%	1,983
2004	11.747303	13.807416	17.54%	11,626
2003	8.442986	11.747303	39.14%	16,638
2002*	10.000000	8.442986	-15.57%	4,096
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.175009	9.113205	-0.67%	0
2010	8.189404	9.175009	12.04%	0
2009	6.591688	8.189404	24.24%	0
2008	11.409283	6.591688	-42.23%	0
2007	10.687410	11.409283	6.75%	0
2006*	10.000000	10.687410	6.87%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.279850	9.746281	5.03%	13,179
2010	7.224001	9.279850	28.46%	13,186
2009	5.593752	7.224001	29.14%	12,794
2008*	10.000000	5.593752	-44.06%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.605217	10.630383	0.24%	0
2010	10.464519	10.605217	1.34%	0
2009	9.873597	10.464519	5.98%	0
2008*	10.000000	9.873597	-1.26%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.619829	11.802340	-13.34%	0
2010	12.942918	13.619829	5.23%	0
2009*	10.000000	12.942918	29.43%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.564681	13.009065	-4.10%	0
2010	11.158301	13.564681	21.57%	0
2009	8.580237	11.158301	30.05%	0
2008	14.319374	8.580237	-40.08%	955
2007	13.448279	14.319374	6.48%	955
2006	11.952742	13.448279	12.51%	955
2005	11.304090	11.952742	5.74%	955
2004*	10.000000	11.304090	13.04%	0

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.067603	13.676868	-9.23%	0
2010	13.129943	15.067603	14.76%	0
2009	9.498596	13.129943	38.23%	0
2008	16.051179	9.498596	-40.82%	0
2007	15.255591	16.051179	5.22%	0
2006	13.099862	15.255591	16.46%	0
2005	11.578402	13.099862	13.14%	0
2004*	10.000000	11.578402	15.78%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.819748	13.419047	-9.45%	18,051
2010	12.948199	14.819748	14.45%	19,385
2009	9.388404	12.948199	37.92%	19,833
2008	15.905556	9.388404	-40.97%	21,098
2007	15.156963	15.905556	4.94%	24,602
2006	13.047244	15.156963	16.17%	31,255
2005	11.561258	13.047244	12.85%	48,902
2004*	10.000000	11.561258	15.61%	4,602
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.195348	15.604547	-9.25%	0
2010	14.985304	17.195348	14.75%	0
2009	10.835018	14.985304	38.30%	0
2008	18.307769	10.835018	-40.82%	0
2007	17.403348	18.307769	5.20%	0
2006	14.943675	17.403348	16.46%	0
2005	13.211508	14.943675	13.11%	0
2004	11.204513	13.211508	17.91%	0
2003	7.917226	11.204513	41.52%	0
2002*	10.000000	7.917226	-20.83%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.845914	15.247979	-9.49%	221
2010	14.714021	16.845914	14.49%	231
2009	10.670734	14.714021	37.89%	1,008
2008	18.073216	10.670734	-40.96%	1,008
2007	17.218944	18.073216	4.96%	1,008
2006	14.826709	17.218944	16.13%	1,008
2005	13.136583	14.826709	12.87%	3,895
2004	11.167671	13.136583	17.63%	4,138
2003	7.900050	11.167671	41.36%	6,386
2002*	10.000000	7.900050	-21.00%	4,993
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.176269	17.106695	-0.41%	6,213
2010	15.124262	17.176269	13.57%	25,928
2009	12.908525	15.124262	17.16%	9,786
2008	15.255259	12.908525	-15.38%	8,821
2007	14.073684	15.255259	8.40%	18,923
2006	13.263210	14.073684	6.11%	15,254
2005	13.079309	13.263210	1.41%	24,379
2004	12.189991	13.079309	7.30%	15,542
2003	10.515050	12.189991	15.93%	18,088
2002*	10.000000	10.515050	5.15%	7,780

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.851803	2.768883	-2.91%	0
2010	2.513024	2.851803	13.48%	0
2009	2.003666	2.513024	25.42%	0
2008	9.593074	2.003666	-79.11%	0
2007*	10.000000	9.593074	-4.07%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.103241	3.965365	-3.36%	0
2010	3.611754	4.103241	13.61%	0
2009	2.912673	3.611754	24.00%	0
2008	13.801890	2.912673	-78.90%	0
2007	13.963333	13.801890	-1.16%	0
2006	12.895895	13.963333	8.28%	0
2005	12.737662	12.895895	1.24%	0
2004	11.813545	12.737662	7.82%	0
2003	9.631355	11.813545	22.66%	0
2002*	10.000000	9.631355	-3.69%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.919682	11.757690	-1.36%	2,299
2010	10.400198	11.919682	14.61%	6,183
2009	8.211751	10.400198	26.65%	1,234
2008	13.521975	8.211751	-39.27%	1,214
2007	13.121491	13.521975	3.05%	1,459
2006	11.555026	13.121491	13.56%	1,667
2005	11.043333	11.555026	4.63%	2,016
2004	10.225367	11.043333	8.00%	2,028
2003	8.173058	10.225367	25.11%	2,083
2002*	10.000000	8.173058	-18.27%	6,701
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.408207	16.844687	-3.24%	639
2010	14.256010	17.408207	22.11%	639
2009	10.501274	14.256010	35.76%	639
2008	17.070554	10.501274	-38.48%	639
2007	17.463965	17.070554	-2.25%	639
2006	15.347061	17.463965	13.79%	639
2005	14.109649	15.347061	8.77%	639
2004	11.940481	14.109649	18.17%	639
2003	8.358865	11.940481	42.85%	0
2002*	10.000000	8.358865	-16.41%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.875050	9.538722	-3.41%	3,328
2010	8.109930	9.875050	21.76%	1,082
2009	5.987593	8.109930	35.45%	58
2008	9.760631	5.987593	-38.66%	113
2007	10.004023	9.760631	-2.43%	653
2006*	10.000000	10.004023	0.04%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.784787	12.642832	7.28%	598
2010	10.889269	11.784787	8.22%	449
2009*	10.000000	10.889269	8.89%	449

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.416548	11.410852	-0.05%	742
2010	10.968874	11.416548	4.08%	910
2009*	10.000000	10.968874	9.69%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.281764	12.532606	-5.64%	0
2010	11.735341	13.281764	13.18%	0
2009	9.136180	11.735341	28.45%	0
2008	15.061669	9.136180	-39.34%	0
2007	16.200708	15.061669	-7.03%	0
2006	14.124764	16.200708	14.70%	0
2005	13.565020	14.124764	4.13%	0
2004	12.338004	13.565020	9.95%	0
2003*	10.000000	12.338004	23.38%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.315058	10.944329	-17.80%	0
2010	12.230098	13.315058	8.87%	0
2009	9.916958	12.230098	23.33%	0
2008	17.881480	9.916958	-44.54%	0
2007	16.676909	17.881480	7.22%	0
2006	13.195632	16.676909	26.38%	0
2005	11.885512	13.195632	11.02%	0
2004	10.337449	11.885512	14.98%	0
2003	8.128269	10.337449	27.18%	0
2002*	10.000000	8.128269	-18.72%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.825841	13.977096	-5.72%	0
2010	11.892861	14.825841	24.66%	0
2009	9.137712	11.892861	30.15%	0
2008	15.229287	9.137712	-40.00%	0
2007	17.634846	15.229287	-13.64%	0
2006	15.193728	17.634846	16.07%	0
2005	14.345748	15.193728	5.91%	0
2004	11.486731	14.345748	24.89%	0
2003	7.757281	11.486731	48.08%	0
2002*	10.000000	7.757281	-22.43%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.525861	11.808114	-18.71%	0
2010	12.152431	14.525861	19.53%	0
2009	7.493377	12.152431	62.18%	0
2008	12.026750	7.493377	-37.69%	0
2007	11.519162	12.026750	4.41%	0
2006	11.040925	11.519162	4.33%	0
2005	10.556790	11.040925	4.59%	0
2004	10.157603	10.556790	3.93%	0
2003	8.218225	10.157603	23.60%	0
2002*	10.000000	8.218225	-17.82%	0

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.622491	12.122213	4.30%	0
2010	10.991934	11.622491	5.74%	0
2009	10.155893	10.991934	8.23%	0
2008	11.462089	10.155893	-11.40%	0
2007	11.009855	11.462089	4.11%	0
2006	10.743786	11.009855	2.48%	0
2005	10.446519	10.743786	2.85%	0
2004	10.144192	10.446519	2.98%	0
2003*	10.000000	10.144192	1.44%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.444292	15.524010	-5.60%	329
2010	13.109049	16.444292	25.44%	666
2009*	10.000000	13.109049	31.09%	0
Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.789947	11.959003	-6.50%	1,833
2010	11.691855	12.789947	9.39%	10,755
2009	9.405940	11.691855	24.30%	6,019
2008	13.402728	9.405940	-31.10%	2,041
2007	12.672517	13.402728	5.76%	2,003
2006	11.598094	12.672517	9.26%	5,108
2005	11.270454	11.598094	2.91%	5,361
2004	10.751588	11.270454	4.83%	5,626
2003	9.264070	10.751588	16.06%	4,104
2002*	10.000000	9.264070	-7.36%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.194135	11.743303	4.91%	51,732
2010	10.034302	11.194135	11.56%	59,375
2009	8.430404	10.034302	19.03%	74,207
2008	14.373500	8.430404	-41.35%	82,166
2007	13.860584	14.373500	3.70%	86,416
2006	11.979692	13.860584	15.70%	101,959
2005	11.580332	11.979692	3.45%	115,073
2004	10.527714	11.580332	10.00%	127,337
2003	8.052943	10.527714	30.73%	106,783
2002*	10.000000	8.052943	-19.47%	59,854
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.869829	13.441395	-20.32%	3,801
2010	16.354214	16.869829	3.15%	5,888
2009	12.307472	16.354214	32.88%	11,434
2008	26.638157	12.307472	-53.80%	16,861
2007	25.511897	26.638157	4.41%	22,970
2006	19.090479	25.511897	33.64%	26,169
2005	16.565529	19.090479	15.24%	28,287
2004	13.411564	16.565529	23.52%	30,535
2003	9.420392	13.411564	42.37%	40,152
2002*	10.000000	9.420392	-5.80%	22,717
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.681727	10.167954	-4.81%	24,646
2010	9.833678	10.681727	8.62%	24,881
2009	7.252108	9.833678	35.60%	34,465
2008	12.185099	7.252108	-40.48%	18,376
2007	10.844913	12.185099	12.36%	23,393
2006	11.035952	10.844913	-1.73%	22,082
2005	9.716171	11.035952	13.58%	23,740
2004	9.067537	9.716171	7.15%	26,290
2003	7.431756	9.067537	22.01%	26,173
2002*	10.000000	7.431756	-25.68%	9,175
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.962858	18.041407	-9.63%	44,579
2010	15.945053	19.962858	25.20%	56,635
2009	11.301449	15.945053	41.09%	64,035
2008	17.785000	11.301449	-36.46%	64,307
2007	17.713317	17.785000	0.40%	91,978
2006	15.682603	17.713317	12.95%	95,673
2005	14.870443	15.682603	5.46%	92,488
2004	12.627248	14.870443	17.76%	91,356
2003	9.061970	12.627248	39.34%	85,518
2002*	10.000000	9.061970	-9.38%	51,914
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.122397	12.505920	-4.70%	33,271
2010	12.088339	13.122397	8.55%	13,209
2009*	10.000000	12.088339	20.88%	1,482

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.704505	16.614102	-0.54%	17,125
2010	13.423319	16.704505	24.44%	21,473
2009	10.855792	13.423319	23.65%	25,963
2008	15.888422	10.855792	-31.67%	31,052
2007	16.172015	15.888422	-1.75%	33,464
2006	14.291795	16.172015	13.16%	40,401
2005	13.475585	14.291795	6.06%	39,190
2004	11.178939	13.475585	20.54%	37,883
2003	8.203773	11.178939	36.27%	24,732
2002*	10.000000	8.203773	-17.96%	10,417
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.972345	11.947638	-0.21%	6,296
2010	10.543340	11.972345	13.55%	11,315
2009	7.970211	10.543340	32.28%	14,826
2008	12.289669	7.970211	-35.15%	15,267
2007	11.529479	12.289669	6.59%	15,494
2006	10.675178	11.529479	8.00%	15,754
2005	10.416934	10.675178	2.48%	17,327
2004	9.916881	10.416934	5.04%	18,668
2003	7.957795	9.916881	24.62%	12,973
2002*	10.000000	7.957795	-20.42%	5,661
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.782186	12.879243	0.76%	39,288
2010	11.254334	12.782186	13.58%	49,268
2009	9.007464	11.254334	24.94%	57,441
2008	14.489404	9.007464	-37.83%	66,525
2007	13.919906	14.489404	4.09%	75,250
2006	12.185752	13.919906	14.23%	71,776
2005	11.768772	12.185752	3.54%	72,591
2004	10.755230	11.768772	9.42%	71,170
2003	8.471828	10.755230	26.95%	51,888
2002*	10.000000	8.471828	-15.28%	15,922
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.181654	14.253253	0.50%	25,033
2010	12.519394	14.181654	13.28%	18,609
2009	10.042970	12.519394	24.66%	15,657
2008	16.201181	10.042970	-38.01%	19,015
2007	15.603519	16.201181	3.83%	32,087
2006	13.694236	15.603519	13.94%	32,003
2005	13.258304	13.694236	3.29%	32,277
2004	12.148139	13.258304	9.14%	42,153
2003*	10.000000	12.148139	21.48%	28,014

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.515249	10.761440	-6.55%	29,431
2010	10.303052	11.515249	11.77%	36,888
2009	9.197515	10.303052	12.02%	16,994
2008	13.222722	9.197515	-30.44%	17,991
2007	12.194819	13.222722	8.43%	17,378
2006	10.649401	12.194819	14.51%	19,294
2005	10.588023	10.649401	0.58%	22,006
2004	9.995143	10.588023	5.93%	23,559
2003	8.158267	9.995143	22.52%	25,334
2002*	10.000000	8.158267	-18.42%	1,904
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.374069	19.066966	3.77%	57,937
2010	16.242253	18.374069	13.13%	80,070
2009	10.770734	16.242253	50.80%	90,521
2008	14.735946	10.770734	-26.91%	77,048
2007	14.440753	14.735946	2.04%	112,578
2006	13.205460	14.440753	9.35%	129,025
2005	13.055391	13.205460	1.15%	127,200
2004	11.983060	13.055391	8.95%	135,600
2003	9.948267	11.983060	20.45%	126,921
2002*	10.000000	9.948267	-0.52%	34,996
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.167723	14.330712	1.15%	104,341
2010	13.202492	14.167723	7.31%	128,402
2009	11.084246	13.202492	19.11%	144,008
2008	12.088524	11.084246	-8.31%	130,237
2007	11.599239	12.088524	4.22%	136,352
2006	11.260136	11.599239	3.01%	137,601
2005	11.239211	11.260136	0.19%	159,891
2004	10.967214	11.239211	2.48%	166,031
2003	10.596893	10.967214	3.49%	133,282
2002*	10.000000	10.596893	5.97%	48,510
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.030204	14.152478	0.87%	118,182
2010	13.101189	14.030204	7.09%	151,970
2009	11.024769	13.101189	18.83%	135,205
2008	12.058127	11.024769	-8.57%	121,451
2007	11.596886	12.058127	3.98%	163,123
2006	11.283249	11.596886	2.78%	197,978
2005	11.296895	11.283249	-0.12%	200,303
2004	11.055516	11.296895	2.18%	208,388
2003	10.703290	11.055516	3.29%	203,876
2002*	10.000000	10.703290	7.03%	48,698

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.148532	12.654612	-3.76%	0
2010	11.647590	13.148532	12.89%	0
2009	9.133764	11.647590	27.52%	0
2008	12.974835	9.133764	-29.60%	0
2007	11.373205	12.974835	14.08%	0
2006	10.723471	11.373205	6.06%	0
2005	10.432617	10.723471	2.79%	0
2004	10.012099	10.432617	4.20%	0
2003	8.585970	10.012099	16.61%	0
2002	9.524678	8.585970	-9.86%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.197143	11.723556	-3.88%	4,048
2010	10.821684	12.197143	12.71%	4,785
2009	8.497940	10.821684	27.34%	5,782
2008	12.086240	8.497940	-29.69%	8,287
2007	10.611202	12.086240	13.90%	18,564
2006	10.014282	10.611202	5.96%	37,037
2005	9.756492	10.014282	2.64%	39,937
2004	9.379376	9.756492	4.02%	46,276
2003	8.060003	9.379376	16.37%	47,187
2002	8.958520	8.060003	-10.03%	47,007
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.146839	10.333833	-7.29%	1,181
2010	9.701420	11.146839	14.90%	1,342
2009	7.387149	9.701420	31.33%	1,363
2008	11.648716	7.387149	-36.58%	1,382
2007	9.908756	11.648716	17.56%	1,628
2006	9.376464	9.908756	5.68%	2,448
2005	9.134159	9.376464	2.65%	2,822
2004	8.725053	9.134159	4.69%	3,211
2003	7.163768	8.725053	21.79%	3,602
2002	8.576262	7.163768	-16.47%	4,338
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.165115	9.404044	-7.49%	695
2010	8.858618	10.165115	14.75%	4,041
2009	6.764719	8.858618	30.95%	4,821
2008	10.677883	6.764719	-36.65%	14,584
2007	9.103786	10.677883	17.29%	12,435
2006	8.624799	9.103786	5.55%	19,504
2005	8.420272	8.624799	2.43%	23,673
2004	8.060089	8.420272	4.47%	26,145
2003	6.624331	8.060089	21.67%	28,169
2002	7.957427	6.624331	-16.75%	30,507

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.713151	12.098496	-4.83%	3,127
2010	10.894668	12.713151	16.69%	3,384
2009	7.961882	10.894668	36.84%	3,456
2008	12.201942	7.961882	-34.75%	3,481
2007	11.330152	12.201942	7.69%	3,274
2006	10.261440	11.330152	10.41%	9,191
2005	9.824167	10.261440	4.45%	12,316
2004	9.422525	9.824167	4.26%	12,732
2003	8.106438	9.422525	16.24%	13,554
2002	8.983020	8.106438	-9.76%	15,756
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.009033	12.373974	-4.88%	44,270
2010	11.170222	13.009033	16.46%	54,048
2009	8.165294	11.170222	36.80%	64,917
2008	12.537557	8.165294	-34.87%	64,534
2007	11.660967	12.537557	7.52%	31,093
2006	10.574380	11.660967	10.28%	32,840
2005	10.131737	10.574380	4.37%	52,357
2004	9.742992	10.131737	3.99%	57,052
2003	8.390416	9.742992	16.12%	62,775
2002	9.315980	8.390416	-9.94%	68,200
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.129233	8.786606	-3.75%	0
2010	7.818362	9.129233	16.77%	0
2009	5.816359	7.818362	34.42%	0
2008	9.999870	5.816359	-41.84%	0
2007	9.456762	9.999870	5.74%	0
2006	8.387874	9.456762	12.74%	0
2005	7.010141	8.387874	19.65%	0
2004	6.998880	7.010141	0.16%	0
2003	5.653291	6.998880	23.80%	0
2002	6.161368	5.653291	-8.25%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.985751	8.641118	-3.84%	29,688
2010	7.700616	8.985751	16.69%	45,504
2009	5.734111	7.700616	34.29%	46,175
2008	9.885308	5.734111	-41.99%	37,128
2007	9.365570	9.885308	5.55%	34,184
2006	8.320048	9.365570	12.57%	31,456
2005	6.970968	8.320048	19.35%	32,664
2004	6.959264	6.970968	0.17%	40,479
2003	5.633286	6.959264	23.54%	22,486
2002	6.161373	5.633286	-8.57%	23,916

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.310916	11.282834	-0.25%	95,997
2010	9.937302	11.310916	13.82%	121,569
2009	7.727243	9.937302	28.60%	142,109
2008	13.636949	7.727243	-43.34%	134,602
2007	13.596710	13.636949	0.30%	170,449
2006	11.448642	13.596710	18.76%	185,495
2005	10.945410	11.448642	4.60%	186,603
2004	9.936154	10.945410	10.16%	167,288
2003	7.715073	9.936154	28.79%	124,785
2002	9.398499	7.715073	-17.91%	44,029
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.087828	12.033430	-0.45%	224,481
2010	10.635652	12.087828	13.65%	290,820
2009	8.279659	10.635652	28.46%	323,494
2008	14.639361	8.279659	-43.44%	347,001
2007	14.617071	14.639361	0.15%	387,660
2006	12.323277	14.617071	18.61%	460,739
2005	11.802507	12.323277	4.41%	502,234
2004	10.728580	11.802507	10.01%	542,089
2003	8.342645	10.728580	28.60%	511,013
2002	10.181917	8.342645	-18.06%	362,934
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.838991	9.884201	0.46%	0
2010	8.676210	9.838991	13.40%	0
2009	6.898908	8.676210	25.76%	0
2008	11.980689	6.898908	-42.42%	0
2007	10.816591	11.980689	10.76%	0
2006	9.677445	10.816591	11.77%	2,356
2005	9.099777	9.677445	6.35%	7,433
2004	8.700405	9.099777	4.59%	11,054
2003	7.117460	8.700405	22.24%	22,068
2002	8.638736	7.117460	-17.61%	25,594
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.927983	9.952425	0.25%	90,534
2010	8.763483	9.927983	13.29%	114,546
2009	6.976259	8.763483	25.62%	125,301
2008	12.140690	6.976259	-42.54%	109,970
2007	10.975048	12.140690	10.62%	118,100
2006	9.832709	10.975048	11.62%	140,334
2005	9.256762	9.832709	6.22%	162,620
2004	8.869787	9.256762	4.36%	196,043
2003	7.265105	8.869787	22.09%	186,694
2002	8.834091	7.265105	-17.76%	120,836

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.207873	9.119655	-0.96%	6,743
2010	7.504814	9.207873	22.69%	6,811
2009	5.921509	7.504814	26.74%	6,923
2008	11.347254	5.921509	-47.82%	8,566
2007	9.043977	11.347254	25.47%	8,956
2006	8.567534	9.043977	5.56%	30,765
2005	8.197495	8.567534	4.51%	33,996
2004	8.026714	8.197495	2.13%	38,855
2003	6.112223	8.026714	31.32%	46,045
2002	8.854191	6.112223	-30.97%	51,465
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.056954	6.977210	-1.13%	217,327
2010	5.760765	7.056954	22.50%	265,875
2009	4.551891	5.760765	26.56%	308,805
2008	8.734977	4.551891	-47.89%	368,585
2007	6.973525	8.734977	25.26%	402,944
2006	6.616041	6.973525	5.40%	481,651
2005	6.340535	6.616041	4.35%	579,624
2004	6.216933	6.340535	1.99%	675,141
2003	4.742706	6.216933	31.08%	725,478
2002	6.879860	4.742706	-31.06%	607,697
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.784360	9.704904	-10.01%	0
2011	10.784360	9.704904	-10.01%	0
2010	8.745146	10.784360	23.32%	0
2009	6.328280	8.745146	38.19%	0
2008	12.515825	6.328280	-49.44%	0
2007	10.769740	12.515825	16.21%	0
2006	10.043252	10.769740	7.23%	0
2005	9.404296	10.043252	6.79%	0
2004	8.626621	9.404296	9.01%	0
2003	6.685007	8.626621	29.04%	0
2002	9.176015	6.685007	-27.15%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.545342	9.468429	-10.21%	9,436
2010	8.551810	10.545342	23.31%	14,288
2009	6.206166	8.551810	37.80%	20,381
2008	12.281255	6.206166	-49.47%	29,028
2007	10.585392	12.281255	16.02%	25,998
2006	9.883331	10.585392	7.10%	27,463
2005	9.274989	9.883331	6.56%	27,883
2004	8.528560	9.274989	8.75%	28,875
2003	6.618910	8.528560	28.85%	28,291
2002	9.120319	6.618910	-27.43%	23,397

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.112751	12.450112	2.79%	1,749
2010	10.763396	12.112751	12.54%	1,788
2009	7.569530	10.763396	42.19%	1,857
2008	10.213661	7.569530	-25.89%	2,091
2007	10.060613	10.213661	1.52%	2,320
2006	9.149492	10.060613	9.96%	7,340
2005	9.023304	9.149492	1.40%	8,044
2004	8.334567	9.023304	8.26%	10,498
2003	6.637154	8.334567	25.57%	12,055
2002	6.476636	6.637154	2.48%	10,496
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.907371	13.240052	2.58%	54,350
2010	11.481130	12.907371	12.42%	63,168
2009	8.091811	11.481130	41.89%	60,074
2008	10.929686	8.091811	-25.96%	74,792
2007	10.777907	10.929686	1.41%	133,295
2006	9.815349	10.777907	9.81%	192,653
2005	9.699927	9.815349	1.19%	186,233
2004	8.966435	9.699927	8.18%	224,337
2003	7.152519	8.966435	23.56%	266,189
2002	7.001121	7.152519	2.16%	153,962
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.607661	11.898325	2.50%	15,079
2010	10.314278	11.607661	12.54%	24,777
2009	7.267701	10.314278	41.92%	20,593
2008	9.822055	7.267701	-26.01%	29,607
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.650255	11.982747	2.85%	0
2010	10.363858	11.650255	12.41%	0
2009	7.280603	10.363858	42.35%	0
2008	9.812673	7.280603	-25.80%	0
2007*	10.000000	9.812673	-1.87%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.915318	10.006418	0.92%	77,528
2010	8.716109	9.915318	13.76%	88,748
2009	6.960986	8.716109	25.21%	97,795
2008	11.171925	6.960986	-37.69%	121,866
2007	10.714085	11.171925	4.27%	98,723
2006	9.360586	10.714085	14.46%	160,510
2005	9.028863	9.360586	3.67%	226,946
2004	8.253205	9.028863	9.40%	260,086
2003	6.498715	8.253205	27.00%	318,907
2002	8.451416	6.498715	-23.11%	389,180

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.071712	18.122695	6.16%	41,317
2010	16.011871	17.071712	6.62%	46,035
2009	13.990245	16.011871	14.45%	57,315
2008	14.620954	13.990245	-4.31%	73,944
2007	14.168522	14.620954	3.19%	61,253
2006	13.728611	14.168522	3.20%	137,263
2005	13.583174	13.728611	1.07%	151,590
2004	13.148426	13.583174	3.31%	178,045
2003	12.637011	13.148426	4.05%	211,880
2002	11.579832	12.637011	9.13%	278,234
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	40.255287	35.546562	-11.70%	3,003
2010	31.625277	40.255287	27.29%	3,010
2009	22.838240	31.625277	38.48%	3,040
2008	38.174989	22.838240	-40.17%	3,031
2007	33.425324	38.174989	14.21%	3,355
2006	30.016859	33.425324	11.36%	4,668
2005	25.675666	30.016859	16.91%	5,469
2004	20.806800	25.675666	23.40%	5,056
2003	15.187173	20.806800	37.00%	10,468
2002	17.042700	15.187173	-10.89%	9,096
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.833645	21.895469	-11.83%	158,472
2010	19.529733	24.833645	27.16%	207,239
2009	14.129976	19.529733	38.21%	212,938
2008	23.657171	14.129976	-40.27%	232,141
2007	20.740476	23.657171	14.06%	278,422
2006	18.656558	20.740476	11.17%	319,958
2005	15.983802	18.656558	16.72%	358,050
2004	12.964854	15.983802	23.29%	368,347
2003	9.481946	12.964854	36.73%	321,026
2002	10.655681	9.481946	-11.02%	245,816
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.383253	12.260779	-0.99%	39,629
2010	12.490630	12.383253	-0.86%	30,321
2009	12.539160	12.490630	-0.39%	36,989
2008	12.305950	12.539160	1.90%	52,191
2007	11.830708	12.305950	4.02%	37,920
2006	11.404178	11.830708	3.74%	21,068
2005	11.190106	11.404178	1.91%	50,315
2004	11.179669	11.190106	0.09%	56,120
2003	11.192231	11.179669	-0.11%	70,985
2002	11.128248	11.192231	0.57%	78,957

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.617674	10.329192	-18.14%	1,106
2010	11.290948	12.617674	11.75%	1,142
2009	9.029335	11.290948	25.05%	1,183
2008	16.264257	9.029335	-44.48%	1,197
2007	14.031727	16.264257	15.91%	1,197
2006	12.028585	14.031727	16.65%	2,753
2005	10.222583	12.028585	17.67%	3,362
2004	9.107814	10.222583	12.24%	5,066
2003	6.430662	9.107814	41.63%	16,144
2002	8.162853	6.430662	-21.22%	18,088
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.979270	8.158292	-18.25%	32,634
2010	8.942891	9.979270	11.59%	36,048
2009	7.163942	8.942891	24.83%	39,297
2008	12.926015	7.163942	-44.58%	43,898
2007	11.166358	12.926015	15.76%	53,250
2006	9.586439	11.166358	16.48%	70,359
2005	8.160065	9.586439	17.48%	93,423
2004	7.281387	8.160065	12.07%	105,968
2003	5.147134	7.281387	41.46%	131,598
2002	6.542864	5.147134	-21.33%	104,169
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.516866	11.043727	-18.30%	35,082
2010	12.113487	13.516866	11.59%	44,023
2009	9.705395	12.113487	24.81%	33,941
2008	17.507114	9.705395	-44.56%	41,656
2007	15.122895	17.507114	15.77%	47,211
2006	12.978724	15.122895	16.52%	39,446
2005	11.051431	12.978724	17.44%	26,626
2004*	10.000000	11.051431	10.51%	17,598
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.665750	11.177131	-18.21%	5,597
2010	12.226951	13.665750	11.77%	5,306
2009	9.773816	12.226951	25.10%	8,763
2008	17.609352	9.773816	-44.50%	13,411
2007	15.189776	17.609352	15.93%	13,832
2006	13.020998	15.189776	16.66%	13,624
2005	11.070371	13.020998	17.62%	6,944
2004*	10.000000	11.070371	10.70%	4,945
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.842997	11.414351	-3.62%	0
2010	10.171061	11.842997	16.44%	0
2009	7.224853	10.171061	40.78%	0
2008	13.662620	7.224853	-47.12%	0
2007	13.545415	13.662620	0.87%	716
2006	11.955393	13.545415	13.30%	716
2005	11.394868	11.955393	4.92%	716
2004	10.373070	11.394868	9.85%	0
2003	7.822723	10.373070	32.60%	0
2002	9.390496	7.822723	-16.70%	469

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.669435	11.232215	-3.75%	12,628
2010	10.040468	11.669435	16.22%	13,218
2009	7.144111	10.040468	40.54%	13,734
2008	13.528085	7.144111	-47.19%	10,978
2007	13.429496	13.528085	0.73%	11,392
2006	11.868418	13.429496	13.15%	11,532
2005	11.338257	11.868418	4.68%	12,617
2004	10.334948	11.338257	9.71%	13,122
2003	7.813107	10.334948	32.28%	17,212
2002	9.390506	7.813107	-16.80%	16,770
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.962404	14.390268	-9.85%	5,186
2010	12.763331	15.962404	25.06%	6,580
2009	8.199207	12.763331	55.67%	15,003
2008	16.980456	8.199207	-51.71%	13,155
2007	16.259845	16.980456	4.43%	16,203
2006	14.148516	16.259845	14.92%	19,139
2005	13.949100	14.148516	1.43%	21,208
2004	12.373488	13.949100	12.73%	22,727
2003	7.928847	12.373488	56.06%	16,353
2002*	10.000000	7.928847	-20.71%	6,944
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.904630	13.408784	-10.04%	19,324
2010	11.928568	14.904630	24.95%	23,007
2009	7.674867	11.928568	55.42%	30,088
2008	15.930468	7.674867	-51.82%	33,086
2007	15.277341	15.930468	4.28%	31,705
2006	13.315258	15.277341	14.74%	43,916
2005	13.143979	13.315258	1.30%	43,228
2004	11.674490	13.143979	12.59%	49,059
2003	7.501229	11.674490	55.63%	44,036
2002*	10.000000	7.501229	-24.99%	22,313
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.028420	14.747570	5.13%	47,797
2010	11.728418	14.028420	19.61%	60,944
2009	10.077791	11.728418	16.38%	58,266
2008	13.948001	10.077791	-27.75%	75,750
2007	14.452889	13.948001	-3.49%	106,730
2006	12.444345	14.452889	16.14%	119,555
2005	12.135478	12.444345	2.55%	116,675
2004	11.029610	12.135478	10.03%	104,687
2003	8.930354	11.029610	23.51%	55,003
2002*	10.000000	8.930354	-10.70%	20,487
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.280772	9.037365	-2.62%	7,762
2010	8.511220	9.280772	9.04%	9,979
2009	6.607120	8.511220	28.82%	10,637
2008*	10.000000	6.607120	-33.93%	414

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.554942	13.777290	-11.43%	12,886
2010	14.472337	15.554942	7.48%	15,219
2009	10.654671	14.472337	35.83%	16,074
2008	18.026134	10.654671	-40.89%	20,531
2007	15.742226	18.026134	14.51%	22,049
2006	13.078998	15.742226	20.36%	24,449
2005	11.970052	13.078998	9.26%	25,562
2004	10.181592	11.970052	17.57%	28,148
2003	7.766559	10.181592	31.10%	14,958
2002*	10.000000	7.766559	-22.33%	4,263
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.004295	10.876614	-1.16%	9,917
2010	10.156154	11.004295	8.35%	15,469
2009	8.004116	10.156154	26.89%	21,566
2008	11.585252	8.004116	-30.91%	23,639
2007	10.835351	11.585252	6.92%	23,067
2006*	10.000000	10.835351	8.35%	25,079
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.877179	10.726182	-1.39%	16,076
2010	10.067002	10.877179	8.05%	15,880
2009	7.953407	10.067002	26.57%	18,756
2008	11.541511	7.953407	-31.09%	19,689
2007	10.818237	11.541511	6.69%	16,717
2006*	10.000000	10.818237	8.18%	39,629
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.313740	17.766096	-8.01%	2,146
2010	17.341930	19.313740	11.37%	4,727
2009	12.997208	17.341930	33.43%	9,296
2008	22.104587	12.997208	-41.20%	8,481
2007	19.530177	22.104587	13.18%	12,183
2006	15.441529	19.530177	26.48%	12,343
2005	13.264583	15.441529	16.41%	12,746
2004	10.842045	13.264583	22.34%	14,166
2003	8.524659	10.842045	27.18%	12,859
2002*	10.000000	8.524659	-14.75%	4,082
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.875211	14.699523	-7.41%	10,046
2010	14.066518	15.875211	12.86%	16,151
2009	10.922903	14.066518	28.78%	18,769
2008	15.451101	10.922903	-29.31%	25,232
2007	14.261985	15.451101	8.34%	30,152
2006	12.962876	14.261985	10.02%	36,417
2005	12.179070	12.962876	6.44%	37,053
2004	10.819481	12.179070	12.57%	36,301
2003	8.592710	10.819481	25.91%	28,615
2002*	10.000000	8.592710	-14.07%	13,564

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.278649	10.442013	-7.42%	16,471
2010	9.537893	11.278649	18.25%	17,515
2009	5.822149	9.537893	63.82%	23,695
2008	11.569136	5.822149	-49.68%	37,215
2007	10.029272	11.569136	15.35%	45,602
2006	9.881158	10.029272	1.50%	54,136
2005	9.281796	9.881158	6.46%	53,126
2004	8.789370	9.281796	5.60%	62,709
2003	6.995736	8.789370	25.64%	60,589
2002*	10.000000	6.995736	-30.04%	28,866
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.744059	12.338464	-3.18%	110,448
2010	11.137592	12.744059	14.42%	126,542
2009	8.770107	11.137592	26.99%	126,840
2008	13.813061	8.770107	-36.51%	134,815
2007	14.300492	13.813061	-3.41%	166,253
2006	12.459936	14.300492	14.77%	187,666
2005	12.100817	12.459936	2.97%	203,880
2004	10.419519	12.100817	16.14%	195,938
2003	8.056436	10.419519	29.33%	149,809
2002*	10.000000	8.056436	-19.44%	53,174
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.766053	11.716087	-8.22%	32,101
2010	11.877560	12.766053	7.48%	26,937
2009*	10.000000	11.877560	18.78%	14,367
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.197253	11.115308	-0.73%	17,188
2010	10.095026	11.197253	10.92%	17,590
2009	7.338336	10.095026	37.57%	21,085
2008	11.774143	7.338336	-37.67%	24,936
2007	10.723562	11.774143	9.80%	32,481
2006	10.104435	10.723562	6.13%	49,979
2005	9.802195	10.104435	3.08%	52,804
2004	9.094107	9.802195	7.79%	52,665
2003	7.499883	9.094107	21.26%	57,503
2002*	10.000000	7.499883	-25.00%	19,506
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.253524	8.587738	-7.19%	32,007
2010	7.241534	9.253524	27.78%	34,047
2009	5.183762	7.241534	39.70%	56,407
2008	10.828247	5.183762	-52.13%	48,703
2007	9.998538	10.828247	8.30%	46,745
2006	9.882451	9.998538	1.17%	72,754
2005	9.714472	9.882451	1.73%	81,999
2004	8.587699	9.714472	13.12%	87,474
2003	6.356232	8.587699	35.11%	85,718
2002*	10.000000	6.356232	-36.44%	41,186

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.233597	13.485278	-11.48%	24,969
2010	11.330652	15.233597	34.45%	31,377
2009	7.032010	11.330652	61.13%	31,206
2008	11.756457	7.032010	-40.19%	34,234
2007	11.626248	11.756457	1.12%	48,994
2006	10.409266	11.626248	11.69%	59,582
2005	10.020563	10.409266	3.88%	65,875
2004	9.539674	10.020563	5.04%	69,432
2003	7.228978	9.539674	31.96%	69,743
2002*	10.000000	7.228978	-27.71%	35,201
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.203944	13.982486	-1.56%	42,234
2010	12.913433	14.203944	9.99%	57,767
2009	10.663066	12.913433	21.10%	63,095
2008	16.030645	10.663066	-33.48%	63,915
2007	15.065857	16.030645	6.40%	78,362
2006	12.640860	15.065857	19.18%	73,937
2005	12.004731	12.640860	5.30%	63,347
2004	10.571055	12.004731	13.56%	63,473
2003	8.570977	10.571055	23.34%	49,970
2002*	10.000000	8.570977	-14.29%	6,117
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.764126	10.456746	-2.86%	4,526
2010*	10.000000	10.764126	7.64%	2,475
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.942834	13.856862	-0.62%	129
2010	12.459245	13.942834	11.91%	0
2009*	10.000000	12.459245	24.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.330858	10.312373	-0.18%	211,197
2010	9.325078	10.330858	10.79%	251,756
2009	7.639940	9.325078	22.06%	190,971
2008	11.000442	7.639940	-30.55%	131,296
2007	10.479861	11.000442	4.97%	110,842
2006*	10.000000	10.479861	4.80%	49,282
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.042165	11.546118	4.56%	41,671
2010	10.533955	11.042165	4.82%	52,785
2009	9.497230	10.533955	10.92%	52,257
2008	10.654712	9.497230	-10.86%	35,500
2007	10.461879	10.654712	1.84%	28,616
2006*	10.000000	10.461879	4.62%	2,326

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.388162	10.214607	-10.31%	35,544
2010	10.345640	11.388162	10.08%	46,046
2009	7.387323	10.345640	40.05%	49,147
2008	12.172813	7.387323	-39.31%	34,496
2007	10.762882	12.172813	13.10%	24,996
2006*	10.000000	10.762882	7.63%	7,356
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.078460	9.500514	-5.73%	64,787
2010	8.621883	10.078460	16.89%	71,164
2009	6.281631	8.621883	37.26%	73,362
2008	11.385541	6.281631	-44.83%	60,796
2007	10.288678	11.385541	10.66%	46,115
2006*	10.000000	10.288678	2.89%	31,413
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.532609	8.250277	-3.31%	26,188
2010	7.774220	8.532609	9.76%	26,172
2009	6.014749	7.774220	29.25%	31,299
2008	9.819431	6.014749	-38.75%	20,147
2007*	10.000000	9.819431	-1.81%	5,363
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.427049	13.785261	2.67%	7,711
2010	11.997439	13.427049	11.92%	18,503
2009	8.304238	11.997439	44.47%	12,387
2008	11.677897	8.304238	-28.89%	11,069
2007	11.445881	11.677897	2.03%	3,442
2006	10.463797	11.445881	9.39%	650
2005*	10.000000	10.463797	4.64%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.832585	7.717412	-12.63%	4,535
2010	7.739930	8.832585	14.12%	5,464
2009	5.116272	7.739930	51.28%	5,209
2008*	10.000000	5.116272	-48.84%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.751002	9.337300	-4.24%	288
2010	7.978095	9.751002	22.22%	0
2009	6.132866	7.978095	30.09%	0
2008*	10.000000	6.132866	-38.67%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.726873	9.305930	-4.33%	1,665
2010	7.959593	9.726873	22.20%	4,093
2009	6.130958	7.959593	29.83%	0
2008*	10.000000	6.130958	-38.69%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.247549	8.562658	-7.41%	0
2010	8.133865	9.247549	13.69%	0
2009	6.365782	8.133865	27.77%	0
2008*	10.000000	6.365782	-36.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.261354	10.012205	-2.43%	20,380
2010	9.397542	10.261354	9.19%	27,873
2009	7.930212	9.397542	18.50%	24,543
2008*	10.000000	7.930212	-20.70%	5,636
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.837220	9.393792	-4.51%	0
2010	8.850147	9.837220	11.15%	13,109
2009	7.207070	8.850147	22.80%	0
2008*	10.000000	7.207070	-27.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.722785	10.754709	0.30%	16,453
2010	10.151663	10.722785	5.63%	16,112
2009	9.082054	10.151663	11.78%	20,264
2008*	10.000000	9.082054	-9.18%	7,665
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.050033	9.707840	-3.40%	46,025
2010	9.124286	10.050033	10.15%	53,552
2009	7.565372	9.124286	20.61%	53,069
2008*	10.000000	7.565372	-24.35%	15,067
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.600776	9.051808	-5.72%	49,314
2010	8.567131	9.600776	12.07%	48,523
2009	6.843520	8.567131	25.19%	4,056
2008*	10.000000	6.843520	-31.56%	4,056
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.430294	10.287903	-1.37%	27,424
2010	9.672495	10.430294	7.83%	47,752
2009	8.310716	9.672495	16.39%	12,476
2008*	10.000000	8.310716	-16.89%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.245593	11.855700	5.43%	776
2010	10.621184	11.245593	5.88%	776
2009	9.872127	10.621184	7.59%	0
2008*	10.000000	9.872127	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.171635	11.738341	5.07%	1,916
2010	10.578837	11.171635	5.60%	0
2009	9.850251	10.578837	7.40%	0
2008*	10.000000	9.850251	-1.50%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.135789	12.728494	4.88%	12,544
2010	11.349822	12.135789	6.92%	7,138
2009	9.856077	11.349822	15.16%	5,225
2008*	10.000000	9.856077	-1.44%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	30.506564	23.353657	-23.45%	749
2010	26.611172	30.506564	14.64%	1,411
2009	16.498462	26.611172	61.29%	1,224
2008	39.653293	16.498462	-58.39%	2,227
2007	27.616344	39.653293	43.59%	12,866
2006	20.483882	27.616344	34.82%	13,477
2005	15.650971	20.483882	30.88%	14,399
2004	13.139679	15.650971	19.11%	14,701
2003	8.068310	13.139679	62.86%	15,351
2002*	10.000000	8.068310	-19.32%	5,882
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.084201	17.672829	-23.44%	16,229
2010	20.140763	23.084201	14.61%	29,386
2009	12.486933	20.140763	61.29%	21,751
2008	29.964484	12.486933	-58.33%	22,577
2007	20.831525	29.964484	43.84%	26,925
2006	15.424087	20.831525	35.06%	16,349
2005	11.770979	15.424087	31.03%	9,507
2004*	10.000000	11.770979	17.71%	3,920
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.878004	14.721561	6.08%	152,699
2010	13.391976	13.878004	3.63%	210,629
2009	13.186426	13.391976	1.56%	239,308
2008	12.377589	13.186426	6.53%	259,672
2007	11.679902	12.377589	5.97%	278,463
2006	11.427628	11.679902	2.21%	317,067
2005	11.189214	11.427628	2.13%	359,709
2004	10.956253	11.189214	2.13%	387,666
2003	10.860867	10.956253	0.88%	432,184
2002*	10.000000	10.860867	8.61%	255,787
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.822932	6.963352	-10.99%	5,067
2010	6.999728	7.822932	11.76%	6,434
2009	5.467370	6.999728	28.03%	1,855
2008*	10.000000	5.467370	-45.33%	816

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.077161	13.375288	-4.99%	89,245
2010	12.417174	14.077161	13.37%	105,050
2009	9.870067	12.417174	25.81%	115,204
2008	15.801956	9.870067	-37.54%	126,185
2007	15.080145	15.801956	4.79%	246,221
2006	13.046660	15.080145	15.59%	276,911
2005	12.221975	13.046660	6.75%	273,465
2004	10.837759	12.221975	12.77%	256,793
2003	8.309998	10.837759	30.42%	218,899
2002*	10.000000	8.309998	-16.90%	67,599
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.549129	12.521179	-0.22%	17,296
2010	11.554648	12.549129	8.61%	17,339
2009*	10.000000	11.554648	15.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.422987	13.151411	-2.02%	1,156
2010	12.114759	13.422987	10.80%	1,764
2009*	10.000000	12.114759	21.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.895192	13.127435	1.80%	118,273
2010	12.313033	12.895192	4.73%	208,531
2009	11.413148	12.313033	7.88%	205,170
2008	12.279672	11.413148	-7.06%	264,905
2007	11.782933	12.279672	4.22%	453,143
2006	11.221915	11.782933	5.00%	525,335
2005	10.983184	11.221915	2.17%	608,722
2004	10.611649	10.983184	3.50%	687,277
2003	9.943479	10.611649	6.72%	648,219
2002*	10.000000	9.943479	-0.57%	162,800
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.746195	13.589809	-1.14%	637,894
2010	12.531392	13.746195	9.69%	946,828
2009	10.635605	12.531392	17.82%	1,207,242
2008	14.001785	10.635605	-24.04%	1,229,745
2007	13.399999	14.001785	4.49%	1,722,718
2006	12.167281	13.399999	10.13%	1,972,255
2005	11.678140	12.167281	4.19%	2,144,482
2004	10.780047	11.678140	8.33%	2,161,171
2003	9.079343	10.780047	18.73%	1,522,541
2002*	10.000000	9.079343	-9.21%	319,040

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.086041	13.635151	-3.20%	198,627
2010	12.622620	14.086041	11.59%	294,523
2009	10.260272	12.622620	23.02%	377,904
2008	15.121237	10.260272	-32.15%	418,310
2007	14.404416	15.121237	4.98%	501,522
2006	12.715309	14.404416	13.28%	550,582
2005	12.007169	12.715309	5.90%	549,468
2004	10.830928	12.007169	10.86%	549,913
2003	8.647323	10.830928	25.25%	405,733
2002*	10.000000	8.647323	-13.53%	178,453
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.502075	13.629293	0.94%	249,575
2010	12.580767	13.502075	7.32%	364,716
2009	11.103822	12.580767	13.30%	355,832
2008	13.215517	11.103822	-15.98%	468,411
2007	12.623626	13.215517	4.69%	756,204
2006	11.772108	12.623626	7.23%	851,153
2005	11.391662	11.772108	3.34%	937,247
2004	10.748852	11.391662	5.98%	926,807
2003	9.558911	10.748852	12.45%	788,704
2002*	10.000000	9.558911	-4.41%	274,193
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.949671	13.488366	-3.31%	61,234
2010	12.963939	13.949671	7.60%	79,036
2009*	10.000000	12.963939	29.64%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.889943	13.394711	-3.57%	384,941
2010	12.942109	13.889943	7.32%	488,522
2009*	10.000000	12.942109	29.42%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.205673	16.583846	-3.61%	21,905
2010	13.785006	17.205673	24.81%	29,185
2009	10.192142	13.785006	35.25%	39,224
2008	16.220000	10.192142	-37.16%	37,787
2007	15.248645	16.220000	6.37%	41,303
2006	14.030281	15.248645	8.68%	43,710
2005	12.654804	14.030281	10.87%	42,041
2004	11.056172	12.654804	14.46%	38,616
2003	8.302201	11.056172	33.17%	13,802
2002*	10.000000	8.302201	-16.98%	4,474

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.116161	15.512349	-3.75%	34,048
2010	12.946589	16.116161	24.48%	43,230
2009	9.590104	12.946589	35.00%	45,271
2008	15.298297	9.590104	-37.31%	53,453
2007	14.407302	15.298297	6.18%	63,791
2006	13.273905	14.407302	8.54%	79,565
2005	11.994084	13.273905	10.67%	74,902
2004	10.499568	11.994084	14.23%	78,514
2003	7.904990	10.499568	32.82%	59,925
2002*	10.000000	7.904990	-20.95%	4,153
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.669859	10.552824	-1.10%	527,360
2010	10.788519	10.669859	-1.10%	504,304
2009	10.903937	10.788519	-1.06%	653,006
2008	10.803348	10.903937	0.93%	1,225,399
2007	10.424550	10.803348	3.63%	561,000
2006	10.083372	10.424550	3.38%	340,249
2005	9.930270	10.083372	1.54%	285,731
2004	9.959905	9.930270	-0.30%	289,400
2003	10.008068	9.959905	-0.48%	177,347
2002*	10.000000	10.008068	0.08%	195,160
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.210640	8.232874	-10.62%	0
2010	8.183302	9.210640	12.55%	530
2009	6.079248	8.183302	34.61%	0
2008*	10.000000	6.079248	-39.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.298008	9.373387	-17.04%	4,757
2010	10.765561	11.298008	4.95%	8,316
2009	8.383732	10.765561	28.41%	9,215
2008	15.795895	8.383732	-46.92%	11,595
2007	15.517652	15.795895	1.79%	13,485
2006	12.782249	15.517652	21.40%	14,200
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.104015	9.181074	-17.32%	23,568
2010	10.606892	11.104015	4.69%	27,642
2009	8.282265	10.606892	28.07%	29,135
2008	15.639265	8.282265	-47.04%	20,152
2007	15.398652	15.639265	1.56%	37,435
2006	12.719484	15.398652	21.06%	37,306
2005	11.503101	12.719484	10.57%	23,273
2004*	10.000000	11.503101	15.03%	3,661
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.215178	8.819406	-4.29%	2,579
2010	8.077111	9.215178	14.09%	3,859
2009	6.313731	8.077111	27.93%	4,319
2008*	10.000000	6.313731	-36.86%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.854670	8.223917	-7.12%	52,779
2010	7.940970	8.854670	11.51%	59,309
2009	6.301835	7.940970	26.01%	79,554
2008*	10.000000	6.301835	-36.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.755389	9.218852	-5.50%	2,830
2010	7.799454	9.755389	25.08%	6,385
2009	6.223953	7.799454	25.31%	5,676
2008*	10.000000	6.223953	-37.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.241195	9.893653	-3.39%	7,150
2010	8.655721	10.241195	18.32%	7,349
2009	6.708071	8.655721	29.03%	20,839
2008*	10.000000	6.708071	-32.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.283684	10.083203	-1.95%	14,061
2010	8.311441	10.283684	23.73%	17,355
2009	6.607531	8.311441	25.79%	25,973
2008	12.496590	6.607531	-47.13%	20,287
2007	11.540000	12.496590	8.29%	22,084
2006	11.329753	11.540000	1.86%	44,825
2005	10.632919	11.329753	6.55%	47,587
2004	9.500161	10.632919	11.92%	51,802
2003	7.165180	9.500161	32.59%	49,162
2002*	10.000000	7.165180	-28.35%	12,239
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.772290	14.808212	-6.11%	5,784
2010	12.596370	15.772290	25.21%	6,871
2009	10.091069	12.596370	24.83%	8,245
2008	15.038760	10.091069	-32.90%	11,003
2007	16.332996	15.038760	-7.92%	29,754
2006	14.079330	16.332996	16.01%	33,519
2005	13.811074	14.079330	1.94%	33,709
2004	11.905217	13.811074	16.01%	34,175
2003	7.674273	11.905217	55.13%	14,969
2002*	10.000000	7.674273	-23.26%	731
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.364972	13.432524	-6.49%	18,789
2010	11.484257	14.364972	25.08%	28,363
2009	9.226092	11.484257	24.48%	27,521
2008	13.779738	9.226092	-33.05%	28,862
2007	15.019615	13.779738	-8.26%	35,730
2006	12.968931	15.019615	15.81%	47,258
2005	12.757930	12.968931	1.65%	48,558
2004	11.025812	12.757930	15.71%	48,007
2003	7.125937	11.025812	54.73%	30,706
2002*	10.000000	7.125937	-28.74%	5,721

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.950051	15.832073	-6.60%	16,982
2010	13.675797	16.950051	23.94%	19,342
2009	10.265542	13.675797	33.22%	13,773
2008	16.792950	10.265542	-38.87%	17,533
2007	16.626258	16.792950	1.00%	21,347
2006	15.004385	16.626258	10.81%	25,355
2005	13.507095	15.004385	11.09%	24,448
2004	11.474550	13.507095	17.71%	22,184
2003	8.227611	11.474550	39.46%	16,778
2002*	10.000000	8.227611	-17.72%	4,583
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.042780	15.877542	-6.84%	20,920
2010	13.788034	17.042780	23.61%	31,035
2009	10.370762	13.788034	32.95%	46,851
2008	17.010620	10.370762	-39.03%	45,399
2007	16.881026	17.010620	0.77%	49,570
2006	15.273343	16.881026	10.53%	58,050
2005	13.787389	15.273343	10.78%	63,474
2004	11.736185	13.787389	17.48%	63,588
2003	8.439245	11.736185	39.07%	47,006
2002*	10.000000	8.439245	-15.61%	19,529
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.153362	9.087120	-0.72%	2,792
2010	8.174208	9.153362	11.98%	9,092
2009	6.582790	8.174208	24.18%	3,507
2008	11.399660	6.582790	-42.25%	2,789
2007	10.683828	11.399660	6.70%	2,729
2006*	10.000000	10.683828	6.84%	1,474
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.267311	9.728208	4.97%	33,015
2010	7.217882	9.267311	28.39%	38,416
2009	5.591849	7.217882	29.08%	31,624
2008*	10.000000	5.591849	-44.08%	372
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.590916	10.610693	0.19%	876
2010	10.455700	10.590916	1.29%	1,219
2009	9.870265	10.455700	5.93%	551
2008*	10.000000	9.870265	-1.30%	246
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.608361	11.786443	-13.39%	878
2010	12.938556	13.608361	5.18%	1,252
2009*	10.000000	12.938556	29.39%	609

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.519055	12.958772	-4.14%	2,677
2010	11.126395	13.519055	21.50%	1,444
2009	8.560035	11.126395	29.98%	1,183
2008	14.292911	8.560035	-40.11%	1,183
2007	13.430250	14.292911	6.42%	1,183
2006	11.942734	13.430250	12.46%	0
2005	11.300308	11.942734	5.69%	0
2004*	10.000000	11.300308	13.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.016974	13.624034	-9.28%	22,122
2010	13.092436	15.016974	14.70%	24,956
2009	9.476248	13.092436	38.16%	22,732
2008	16.021526	9.476248	-40.85%	25,281
2007	15.235146	16.021526	5.16%	22,667
2006	13.088895	15.235146	16.40%	19,868
2005	11.574533	13.088895	13.08%	13,288
2004*	10.000000	11.574533	15.75%	8,427
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.769931	13.367181	-9.50%	33,782
2010	12.911185	14.769931	14.40%	52,070
2009	9.366295	12.911185	37.85%	63,266
2008	15.876156	9.366295	-41.00%	58,080
2007	15.136640	15.876156	4.89%	65,969
2006	13.036321	15.136640	16.11%	58,909
2005	11.557400	13.036321	12.80%	52,609
2004*	10.000000	11.557400	15.57%	33,283
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.120940	15.529183	-9.30%	7,969
2010	14.927992	17.120940	14.69%	9,417
2009	10.799043	14.927992	38.23%	5,518
2008	18.256228	10.799043	-40.85%	7,352
2007	17.363178	18.256228	5.14%	14,859
2006	14.916695	17.363178	16.40%	17,628
2005	13.194308	14.916695	13.05%	20,869
2004	11.195580	13.194308	17.85%	25,194
2003	7.914908	11.195580	41.45%	10,277
2002*	10.000000	7.914908	-20.85%	3,435
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.770500	15.172060	-9.53%	37,341
2010	14.655545	16.770500	14.43%	43,617
2009	10.633706	14.655545	37.82%	46,811
2008	18.019619	10.633706	-40.99%	55,004
2007	17.176595	18.019619	4.91%	66,817
2006	14.797691	17.176595	16.08%	78,366
2005	13.117482	14.797691	12.81%	91,637
2004	11.157083	13.117482	17.57%	104,756
2003	7.896544	11.157083	41.29%	118,708
2002*	10.000000	7.896544	-21.03%	55,170

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.099373	17.021533	-0.46%	103,053
2010	15.064165	17.099373	13.51%	139,177
2009	12.863731	15.064165	17.11%	176,948
2008	15.210008	12.863731	-15.43%	186,646
2007	14.039070	15.210008	8.34%	204,818
2006	13.237265	14.039070	6.06%	196,728
2005	13.060308	13.237265	1.35%	191,129
2004	12.178441	13.060308	7.24%	177,483
2003	10.510385	12.178441	15.87%	151,618
2002*	10.000000	10.510385	5.10%	45,138
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.846538	2.762383	-2.96%	42,109
2010	2.509638	2.846538	13.42%	42,794
2009	2.001972	2.509638	25.36%	50,677
2008	9.589836	2.001972	-79.12%	16,478
2007*	10.000000	9.589836	-4.10%	14,946
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.085498	3.946221	-3.41%	17,390
2010	3.597949	4.085498	13.55%	22,314
2009	2.902999	3.597949	23.94%	37,527
2008	13.763054	2.902999	-78.91%	58,185
2007	13.931122	13.763054	-1.21%	79,184
2006	12.872628	13.931122	8.22%	102,143
2005	12.721096	12.872628	1.19%	106,107
2004	11.804137	12.721096	7.77%	105,184
2003	9.628545	11.804137	22.60%	86,125
2002*	10.000000	9.628545	-3.71%	20,122
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.866307	11.699140	-1.41%	107,900
2010	10.358858	11.866307	14.55%	128,130
2009	8.183243	10.358858	26.59%	138,701
2008	13.481858	8.183243	-39.30%	148,750
2007	13.089220	13.481858	3.00%	208,143
2006	11.532420	13.089220	13.50%	209,914
2005	11.027276	11.532420	4.58%	222,237
2004	10.215663	11.027276	7.94%	219,645
2003	8.169430	10.215663	25.05%	178,009
2002*	10.000000	8.169430	-18.31%	50,618
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.332905	16.763373	-3.29%	16,243
2010	14.201518	17.332905	22.05%	22,140
2009	10.466421	14.201518	35.69%	24,333
2008	17.022514	10.466421	-38.51%	27,081
2007	17.423668	17.022514	-2.30%	27,761
2006	15.319373	17.423668	13.74%	26,417
2005	14.091299	15.319373	8.72%	26,260
2004	11.930967	14.091299	18.11%	27,667
2003	8.356416	11.930967	42.78%	17,198
2002*	10.000000	8.356416	-16.44%	4,415

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.851765	9.511435	-3.45%	11,887
2010	8.094898	9.851765	21.70%	13,061
2009	5.979512	8.094898	35.38%	8,349
2008	9.752395	5.979512	-38.69%	15,434
2007	10.000669	9.752395	-2.48%	20,758
2006*	10.000000	10.000669	0.01%	9,241
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.774859	12.625815	7.23%	4,728
2010	10.885591	11.774859	8.17%	14,383
2009*	10.000000	10.885591	8.86%	2,416
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.406927	11.395491	-0.10%	14,207
2010	10.965168	11.406927	4.03%	59,543
2009*	10.000000	10.965168	9.65%	10,865
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.230412	12.477845	-5.69%	2,090
2010	11.695873	13.230412	13.12%	2,322
2009	9.110058	11.695873	28.38%	2,190
2008	15.026202	9.110058	-39.37%	3,088
2007	16.170786	15.026202	-7.08%	3,833
2006	14.105782	16.170786	14.64%	3,987
2005	13.553612	14.105782	4.07%	4,587
2004	12.333845	13.553612	9.89%	4,836
2003*	10.000000	12.333845	23.34%	4,457
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.257444	10.891460	-17.85%	7,223
2010	12.183323	13.257444	8.82%	7,276
2009	9.884017	12.183323	23.26%	10,168
2008	17.831127	9.884017	-44.57%	15,536
2007	16.638412	17.831127	7.17%	24,727
2006	13.171806	16.638412	26.32%	21,459
2005	11.870024	13.171806	10.97%	18,737
2004	10.329189	11.870024	14.92%	19,951
2003	8.125879	10.329189	27.11%	21,264
2002*	10.000000	8.125879	-18.74%	9,453
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.761702	13.909601	-5.77%	3,228
2010	11.847379	14.761702	24.60%	4,284
2009	9.107373	11.847379	30.09%	9,457
2008	15.186410	9.107373	-40.03%	16,498
2007	17.594140	15.186410	-13.68%	20,288
2006	15.166292	17.594140	16.01%	23,712
2005	14.327060	15.166292	5.86%	21,888
2004	11.477570	14.327060	24.83%	20,458
2003	7.755007	11.477570	48.00%	19,864
2002*	10.000000	7.755007	-22.45%	8,846

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.463043	11.751107	-18.75%	19,637
2010	12.105983	14.463043	19.47%	34,036
2009	7.468506	12.105983	62.09%	38,005
2008	11.992905	7.468506	-37.73%	24,006
2007	11.492580	11.992905	4.35%	22,568
2006	11.021005	11.492580	4.28%	28,043
2005	10.543047	11.021005	4.53%	32,028
2004	10.149505	10.543047	3.88%	33,252
2003	8.215815	10.149505	23.54%	30,577
2002*	10.000000	8.215815	-17.84%	9,547
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.577526	12.069237	4.25%	8,846
2010	10.954949	11.577526	5.68%	16,447
2009	10.126842	10.954949	8.18%	13,524
2008	11.435078	10.126842	-11.44%	14,811
2007	10.989490	11.435078	4.05%	13,167
2006	10.729318	10.989490	2.42%	13,692
2005	10.437713	10.729318	2.79%	15,730
2004	10.140764	10.437713	2.93%	4,213
2003*	10.000000	10.140764	1.41%	1,285
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.430457	15.503117	-5.64%	1,247
2010	13.104632	16.430457	25.38%	3,314
2009*	10.000000	13.104632	31.05%	5,228
Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.734613	11.901255	-6.54%	434,998
2010	11.647155	12.734613	9.34%	546,502
2009	9.374716	11.647155	24.24%	620,129
2008	13.365004	9.374716	-31.13%	869,004
2007	12.643275	13.365004	5.71%	1,084,010
2006	11.577172	12.643275	9.21%	1,195,350
2005	11.255787	11.577172	2.86%	1,276,655
2004	10.743030	11.255787	4.77%	1,398,497
2003	9.261363	10.743030	16.00%	1,128,286
2002*	10.000000	9.261363	-7.39%	422,266

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.144008	11.684833	4.85%	13,851
2010	9.994416	11.144008	11.50%	14,543
2009	8.401132	9.994416	18.97%	18,423
2008	14.330873	8.401132	-41.38%	27,228
2007	13.826504	14.330873	3.65%	30,951
2006	11.956261	13.826504	15.64%	51,134
2005	11.563508	11.956261	3.40%	56,888
2004	10.517727	11.563508	9.94%	61,421
2003	8.049371	10.517727	30.67%	73,030
2002*	10.000000	8.049371	-19.51%	23,014
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.794276	13.374433	-20.36%	4,861
2010	16.289195	16.794276	3.10%	5,924
2009	12.264743	16.289195	32.81%	6,255
2008	26.559155	12.264743	-53.82%	7,425
2007	25.449177	26.559155	4.36%	8,444
2006	19.053152	25.449177	33.57%	14,258
2005	16.541471	19.053152	15.18%	15,888
2004	13.398861	16.541471	23.45%	17,451
2003	9.416218	13.398861	42.30%	33,820
2002*	10.000000	9.416218	-5.84%	9,718
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.633886	10.117308	-4.86%	9,658
2010	9.794580	10.633886	8.57%	10,129
2009	7.226930	9.794580	35.53%	8,417
2008	12.148941	7.226930	-40.51%	8,924
2007	10.818233	12.148941	12.30%	8,951
2006	11.014350	10.818233	-1.78%	13,805
2005	9.702043	11.014350	13.53%	14,713
2004	9.058933	9.702043	7.10%	14,766
2003	7.428461	9.058933	21.95%	16,536
2002*	10.000000	7.428461	-25.72%	2,113
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.873493	17.951567	-9.67%	12,205
2010	15.881686	19.873493	25.13%	18,331
2009	11.262233	15.881686	41.02%	22,045
2008	17.732274	11.262233	-36.49%	30,337
2007	17.669785	17.732274	0.35%	32,758
2006	15.651946	17.669785	12.89%	45,226
2005	14.848858	15.651946	5.41%	65,165
2004	12.615288	14.848858	17.71%	67,522
2003	9.057952	12.615288	39.27%	55,218
2002*	10.000000	9.057952	-9.42%	33,848
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.111331	12.489067	-4.75%	5,521
2010	12.084265	13.111331	8.50%	5,248
2009*	10.000000	12.084265	20.84%	872

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.632272	16.533917	-0.59%	139
2010	13.372033	16.632272	24.38%	149
2009	10.819783	13.372033	23.59%	158
2008	15.843739	10.819783	-31.71%	167
2007	16.134732	15.843739	-1.80%	180
2006	14.266040	16.134732	13.10%	190
2005	13.458075	14.266040	6.00%	200
2004	11.170051	13.458075	20.48%	209
2003	8.201381	11.170051	36.20%	219
2002*	10.000000	8.201381	-17.99%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.920484	11.889886	-0.26%	0
2010	10.502981	11.920484	13.50%	0
2009	7.943717	10.502981	32.22%	0
2008	12.255029	7.943717	-35.18%	0
2007	11.502829	12.255029	6.54%	0
2006	10.655868	11.502829	7.95%	0
2005	10.403345	10.655868	2.43%	0
2004	9.908962	10.403345	4.99%	0
2003	7.955457	9.908962	24.56%	0
2002*	10.000000	7.955457	-20.45%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.726889	12.817054	0.71%	276
2010	11.211300	12.726889	13.52%	295
2009	8.977552	11.211300	24.88%	313
2008	14.448613	8.977552	-37.87%	330
2007	13.887763	14.448613	4.04%	356
2006	12.163742	13.887763	14.17%	376
2005	11.753432	12.163742	3.49%	394
2004	10.746650	11.753432	9.37%	414
2003	8.469342	10.746650	26.89%	433
2002*	10.000000	8.469342	-15.31%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.126747	14.190894	0.45%	5,370
2010	12.477220	14.126747	13.22%	5,096
2009	10.014207	12.477220	24.60%	5,723
2008	16.162975	10.014207	-38.04%	5,241
2007	15.574644	16.162975	3.78%	5,745
2006	13.675792	15.574644	13.88%	5,399
2005	13.247110	13.675792	3.24%	5,461
2004	12.144025	13.247110	9.08%	3,993
2003*	10.000000	12.144025	21.44%	4,015

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.464862	10.708941	-6.59%	19,564
2010	10.263163	11.464862	11.71%	23,833
2009	9.166543	10.263163	11.96%	18,072
2008	13.184876	9.166543	-30.48%	21,299
2007	12.166097	13.184876	8.37%	22,249
2006	10.629674	12.166097	14.45%	23,690
2005	10.573735	10.629674	0.53%	25,155
2004	9.986707	10.573735	5.88%	26,112
2003	8.155500	9.986707	22.45%	25,825
2002*	10.000000	8.155500	-18.45%	6,777
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.291798	18.972014	3.72%	27,784
2010	16.177703	18.291798	13.07%	35,064
2009	10.733352	16.177703	50.72%	39,194
2008	14.692242	10.733352	-26.95%	48,743
2007	14.405242	14.692242	1.99%	60,512
2006	13.179619	14.405242	9.30%	65,660
2005	13.036416	13.179619	1.10%	82,887
2004	11.971698	13.036416	8.89%	90,769
2003	9.943854	11.971698	20.39%	96,515
2002*	10.000000	9.943854	-0.56%	45,218
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.106437	14.261537	1.10%	0
2010	13.152020	14.106437	7.26%	481
2009	11.047450	13.152020	19.05%	481
2008	12.054492	11.047450	-8.35%	0
2007	11.572475	12.054492	4.17%	10,732
2006	11.239807	11.572475	2.96%	6,067
2005	11.224581	11.239807	0.14%	5,939
2004	10.958478	11.224581	2.43%	5,856
2003	10.593804	10.958478	3.44%	4,812
2002*	10.000000	10.593804	5.94%	824
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.968880	14.083513	0.82%	17,596
2010	13.050517	13.968880	7.04%	21,510
2009	10.987672	13.050517	18.77%	37,736
2008	12.023625	10.987672	-8.62%	45,066
2007	11.569568	12.023625	3.92%	71,621
2006	11.262336	11.569568	2.73%	94,038
2005	11.281646	11.262336	-0.17%	98,331
2004	11.046178	11.281646	2.13%	96,139
2003	10.699669	11.046178	3.24%	94,757
2002*	10.000000	10.699669	7.00%	14,192

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.071228	12.573879	-3.80%	0
2010	11.584958	13.071228	12.83%	0
2009	9.089246	11.584958	27.46%	0
2008	12.918134	9.089246	-29.64%	0
2007	11.329261	12.918134	14.02%	0
2006	10.687427	11.329261	6.01%	0
2005	10.402794	10.687427	2.74%	0
2004	9.988533	10.402794	4.15%	0
2003	8.570084	9.988533	16.55%	0
2002	9.511870	8.570084	-9.90%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.131495	11.654573	-3.93%	16,244
2010	10.768891	12.131495	12.65%	14,754
2009	8.460760	10.768891	27.28%	18,352
2008	12.039452	8.460760	-29.72%	16,334
2007	10.575500	12.039452	13.84%	16,117
2006	9.985624	10.575500	5.91%	18,978
2005	9.733480	9.985624	2.59%	21,523
2004	9.361991	9.733480	3.97%	21,891
2003	8.049124	9.361991	16.31%	21,891
2002	8.950970	8.049124	-10.08%	21,891
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.081322	10.267919	-7.34%	0
2010	9.649269	11.081322	14.84%	0
2009	7.351150	9.649269	31.26%	0
2008	11.597836	7.351150	-36.62%	0
2007	9.870484	11.597836	17.50%	0
2006	9.344961	9.870484	5.62%	0
2005	9.108063	9.344961	2.60%	0
2004	8.704529	9.108063	4.64%	0
2003	7.150524	8.704529	21.73%	0
2002	8.564745	7.150524	-16.51%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.110445	9.348746	-7.53%	4
2010	8.815416	10.110445	14.69%	4
2009	6.735124	8.815416	30.89%	2,405
2008	10.636564	6.735124	-36.68%	2,630
2007	9.073175	10.636564	17.23%	4,214
2006	8.600134	9.073175	5.50%	86
2005	8.400429	8.600134	2.38%	1,362
2004	8.045166	8.400429	4.42%	2,297
2003	6.615401	8.045166	21.61%	2,460
2002	7.950716	6.615401	-16.79%	3,477

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.638380	12.021263	-4.88%	243
2010	10.836063	12.638380	16.63%	436
2009	7.923047	10.836063	36.77%	648
2008	12.148578	7.923047	-34.78%	918
2007	11.286332	12.148578	7.64%	1,158
2006	10.226914	11.286332	10.36%	2,880
2005	9.796050	10.226914	4.40%	3,105
2004	9.400310	9.796050	4.21%	3,525
2003	8.091422	9.400310	16.18%	7,544
2002	8.970919	8.091422	-9.80%	8,269
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.939010	12.301162	-4.93%	7,037
2010	11.115713	12.939010	16.40%	7,460
2009	8.129561	11.115713	36.73%	9,875
2008	12.489020	8.129561	-34.91%	8,951
2007	11.621740	12.489020	7.46%	11,372
2006	10.544130	11.621740	10.22%	10,930
2005	10.107844	10.544130	4.32%	15,006
2004	9.724950	10.107844	3.94%	15,807
2003	8.379129	9.724950	16.06%	16,179
2002	9.308152	8.379129	-9.98%	18,431
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.082016	8.736745	-3.80%	0
2010	7.781854	9.082016	16.71%	0
2009	5.792124	7.781854	34.35%	0
2008	9.963257	5.792124	-41.87%	0
2007	9.426930	9.963257	5.69%	0
2006	8.365633	9.426930	12.69%	0
2005	6.995069	8.365633	19.59%	0
2004	6.987377	6.995069	0.11%	0
2003	5.646864	6.987377	23.74%	0
2002	6.157477	5.646864	-8.29%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.939257	8.592070	-3.88%	3,436
2010	7.664640	8.939257	16.63%	10,813
2009	5.710209	7.664640	34.23%	13,198
2008	9.849094	5.710209	-42.02%	17,886
2007	9.336010	9.849094	5.50%	24,040
2006	8.297980	9.336010	12.51%	36,664
2005	6.955986	8.297980	19.29%	33,447
2004	6.947830	6.955986	0.12%	27,245
2003	5.626870	6.947830	23.48%	34,865
2002	6.157480	5.626870	-8.62%	20,892

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.244384	11.210801	-0.30%	571
2010	9.883846	11.244384	13.77%	1,220
2009	7.689559	9.883846	28.54%	1,249
2008	13.577334	7.689559	-43.36%	1,249
2007	13.544153	13.577334	0.24%	2,352
2006	11.410137	13.544153	18.70%	5,652
2005	10.914098	11.410137	4.54%	5,580
2004	9.912740	10.914098	10.10%	5,783
2003	7.700794	9.912740	28.72%	6,786
2002	9.385853	7.700794	-17.95%	6,912
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.022841	11.962705	-0.50%	112,152
2010	10.583810	12.022841	13.60%	130,580
2009	8.243469	10.583810	28.39%	138,793
2008	14.582749	8.243469	-43.47%	152,804
2007	14.567955	14.582749	0.10%	199,882
2006	12.288065	14.567955	18.55%	238,096
2005	11.774707	12.288065	4.36%	255,920
2004	10.708721	11.774707	9.95%	256,977
2003	8.331401	10.708721	28.53%	264,749
2002	10.173350	8.331401	-18.11%	152,051
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.781107	9.821105	0.41%	990
2010	8.629527	9.781107	13.34%	1,252
2009	6.865258	8.629527	25.70%	1,277
2008	11.928314	6.865258	-42.45%	1,277
2007	10.774775	11.928314	10.71%	1,277
2006	9.644899	10.774775	11.71%	1,277
2005	9.073753	9.644899	6.29%	1,277
2004	8.679913	9.073753	4.54%	1,277
2003	7.104282	8.679913	22.18%	4,699
2002	8.627103	7.104282	-17.65%	9,006
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.874542	9.893860	0.20%	16,597
2010	8.720702	9.874542	13.23%	22,621
2009	6.945725	8.720702	25.55%	29,271
2008	12.093692	6.945725	-42.57%	33,348
2007	10.938119	12.093692	10.56%	61,124
2006	9.804564	10.938119	11.56%	82,866
2005	9.234919	9.804564	6.17%	84,263
2004	8.853333	9.234919	4.31%	87,627
2003	7.255301	8.853333	22.03%	97,676
2002	8.826630	7.255301	-17.80%	47,620

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.153729	9.061457	-1.01%	0
2010	7.464447	9.153729	22.63%	2,115
2009	5.892632	7.464447	26.67%	2,115
2008	11.297652	5.892632	-47.84%	2,115
2007	9.009012	11.297652	25.40%	2,925
2006	8.538714	9.009012	5.51%	1,787
2005	8.174043	8.538714	4.46%	22,087
2004	8.007791	8.174043	2.08%	22,906
2003	6.100893	8.007791	31.26%	25,058
2002	8.842257	6.100893	-31.00%	28,416
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.018993	6.936191	-1.18%	84,418
2010	5.732666	7.018993	22.44%	98,392
2009	4.531985	5.732666	26.49%	112,315
2008	8.701197	4.531985	-47.92%	132,439
2007	6.950087	8.701197	25.20%	142,505
2006	6.597136	6.950087	5.35%	154,818
2005	6.325593	6.597136	4.29%	183,120
2004	6.205419	6.325593	1.94%	196,917
2003	4.736304	6.205419	31.02%	201,181
2002	6.874049	4.736304	-31.10%	176,099
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.729931	9.651039	-10.05%	0
2011	10.729931	9.651039	-10.05%	0
2010	8.705404	10.729931	23.26%	0
2009	6.302706	8.705404	38.12%	0
2008	12.471577	6.302706	-49.46%	0
2007	10.737117	12.471577	16.15%	0
2006	10.017885	10.737117	7.18%	0
2005	9.385278	10.017885	6.74%	0
2004	8.613527	9.385278	8.96%	0
2003	6.678237	8.613527	28.98%	0
2002	9.171389	6.678237	-27.18%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.492176	9.415937	-10.26%	8,581
2010	8.512994	10.492176	23.25%	19,253
2009	6.181129	8.512994	37.73%	17,093
2008	12.237925	6.181129	-49.49%	18,323
2007	10.553400	12.237925	15.96%	19,616
2006	9.858438	10.553400	7.05%	21,008
2005	9.256288	9.858438	6.51%	21,850
2004	8.515662	9.256288	8.70%	24,035
2003	6.612228	8.515662	28.79%	24,953
2002	9.115723	6.612228	-27.46%	7,997

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.041564	12.370703	2.73%	1,223
2010	10.705544	12.041564	12.48%	1,292
2009	7.532654	10.705544	42.12%	1,353
2008	10.169053	7.532654	-25.93%	1,353
2007	10.021769	10.169053	1.47%	1,900
2006	9.118768	10.021769	9.90%	2,274
2005	8.997534	9.118768	1.35%	4,074
2004	8.314951	8.997534	8.21%	4,141
2003	6.624873	8.314951	25.51%	5,734
2002	6.467917	6.624873	2.43%	7,750
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.838016	13.162281	2.53%	31,291
2010	11.425199	12.838016	12.37%	34,358
2009	8.056455	11.425199	41.81%	46,963
2008	10.887451	8.056455	-26.00%	50,450
2007	10.741730	10.887451	1.36%	58,753
2006	9.787333	10.741730	9.75%	117,874
2005	9.677111	9.787333	1.14%	129,763
2004	8.949865	9.677111	8.13%	120,471
2003	7.142898	8.949865	25.30%	111,793
2002	6.995225	7.142898	2.11%	57,315
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.586150	11.870296	2.45%	9,229
2010	10.300367	11.586150	12.48%	10,182
2009	7.261563	10.300367	41.85%	17,467
2008	9.818731	7.261563	-26.04%	27,653
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.628672	11.954509	2.80%	412
2010	10.349886	11.628672	12.36%	0
2009	7.274465	10.349886	42.28%	0
2008	9.809361	7.274465	-25.84%	0
2007*	10.000000	9.809361	-1.91%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.856995	9.942533	0.87%	13,003
2010	8.669206	9.856995	13.70%	15,704
2009	6.927018	8.669206	25.15%	16,126
2008	11.123051	6.927018	-37.72%	17,760
2007	10.672632	11.123051	4.22%	24,417
2006	9.329081	10.672632	14.40%	25,729
2005	9.003016	9.329081	3.62%	41,103
2004	8.233741	9.003016	9.34%	42,521
2003	6.486670	8.233741	26.93%	44,168
2002	8.440017	6.486670	-23.14%	39,285

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.971308	18.007021	6.10%	14,818
2010	15.925745	16.971308	6.57%	14,380
2009	13.922031	15.925745	14.39%	16,701
2008	14.557039	13.922031	-4.36%	14,895
2007	14.113759	14.557039	3.14%	19,428
2006	13.682452	14.113759	3.15%	31,370
2005	13.544334	13.682452	1.02%	50,360
2004	13.117452	13.544334	3.25%	51,777
2003	12.613630	13.117452	3.99%	52,433
2002	11.564259	12.613630	9.07%	68,575
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	40.018629	35.319753	-11.74%	0
2010	31.455237	40.018629	27.22%	1,275
2009	22.726934	31.455237	38.41%	1,275
2008	38.008184	22.726934	-40.21%	1,275
2007	33.296188	38.008184	14.15%	1,275
2006	29.915977	33.296188	11.30%	0
2005	25.602267	29.915977	16.85%	0
2004	20.757810	25.602267	23.34%	597
2003	15.159073	20.757810	36.93%	1,281
2002	17.019769	15.159073	-10.93%	2,224
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.700111	21.766731	-11.88%	34,085
2010	19.434525	24.700111	27.09%	38,907
2009	14.068203	19.434525	38.15%	51,306
2008	23.565693	14.068203	-40.30%	66,658
2007	20.670780	23.565693	14.00%	90,572
2006	18.603234	20.670780	11.11%	98,348
2005	15.946144	18.603234	16.66%	133,789
2004	12.940837	15.946144	23.22%	135,710
2003	9.469166	12.940837	36.66%	122,159
2002	10.646714	9.469166	-11.06%	76,332
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.310387	12.182497	-1.04%	5,121
2010	12.423409	12.310387	-0.91%	6,752
2009	12.477986	12.423409	-0.44%	6,921
2008	12.252107	12.477986	1.84%	7,080
2007	11.784937	12.252107	3.96%	17,961
2006	11.365788	11.784937	3.69%	8,898
2005	11.158061	11.365788	1.86%	10,102
2004	11.153291	11.158061	0.04%	11,226
2003	11.171473	11.153291	-0.16%	12,978
2002	11.113226	11.171473	0.52%	21,551

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.543416	10.263218	-18.18%	0
2010	11.230177	12.543416	11.69%	2,194
2009	8.985287	11.230177	24.98%	2,194
2008	16.193138	8.985287	-44.51%	2,194
2007	13.977466	16.193138	15.85%	2,587
2006	11.988113	13.977466	16.59%	2,984
2005	10.193330	11.988113	17.61%	3,028
2004	9.086339	10.193330	12.18%	3,992
2003	6.418747	9.086339	41.56%	5,147
2002	8.151853	6.418747	-21.26%	3,846
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.925542	8.110269	-18.29%	7,281
2010	8.899241	9.925542	11.53%	8,112
2009	7.132584	8.899241	24.77%	17,510
2008	12.875963	7.132584	-44.61%	18,164
2007	11.128776	12.875963	15.70%	30,278
2006	9.559002	11.128776	16.42%	25,973
2005	8.140814	9.559002	17.42%	28,548
2004	7.267882	8.140814	12.01%	29,672
2003	5.140176	7.267882	41.39%	26,827
2002	6.537334	5.140176	-21.37%	11,564
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.471412	11.001017	-18.34%	17,907
2010	12.078842	13.471412	11.53%	20,441
2009	9.682539	12.078842	24.75%	26,800
2008	17.474744	9.682539	-44.59%	28,482
2007	15.102611	17.474744	15.71%	27,684
2006	12.967855	15.102611	16.46%	14,774
2005	11.047743	12.967855	17.38%	8,462
2004*	10.000000	11.047743	10.48%	9,250
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.619812	11.133929	-18.25%	0
2010	12.192001	13.619812	11.71%	0
2009	9.750806	12.192001	25.04%	0
2008	17.576789	9.750806	-44.52%	0
2007	15.169396	17.576789	15.87%	0
2006	13.010087	15.169396	16.60%	0
2005	11.066663	13.010087	17.56%	0
2004*	10.000000	11.066663	10.67%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.785707	11.353401	-3.67%	0
2010	10.126968	11.785707	16.38%	0
2009	7.197172	10.126968	40.71%	0
2008	13.617182	7.197172	-47.15%	0
2007	13.507243	13.617182	0.81%	0
2006	11.927716	13.507243	13.24%	0
2005	11.374221	11.927716	4.87%	0
2004	10.359511	11.374221	9.79%	0
2003	7.816441	10.359511	32.53%	0
2002	9.387714	7.816441	-16.74%	0

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.612965	11.172211	-3.80%	4,983
2010	9.996935	11.612965	16.17%	4,899
2009	7.116739	9.996935	40.47%	6,384
2008	13.483096	7.116739	-47.22%	6,222
2007	13.391655	13.483096	0.68%	6,263
2006	11.840954	13.391655	13.10%	6,516
2005	11.317715	11.840954	4.62%	11,552
2004	10.321447	11.317715	9.65%	12,014
2003	7.806840	10.321447	32.21%	13,458
2002	9.387722	7.806840	-16.84%	17,822
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.893284	14.320722	-9.89%	1,471
2010	12.714492	15.893284	25.00%	1,471
2009	8.171965	12.714492	55.59%	1,471
2008	16.932614	8.171965	-51.74%	1,471
2007	16.222286	16.932614	4.38%	1,471
2006	14.122955	16.222286	14.86%	1,471
2005	13.930926	14.122955	1.38%	1,471
2004	12.363618	13.930926	12.68%	1,471
2003	7.926515	12.363618	55.98%	1,471
2002*	10.000000	7.926515	-20.73%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.839459	13.343396	-10.08%	9,438
2010	11.882407	14.839459	24.89%	9,290
2009	7.649026	11.882407	55.35%	13,064
2008	15.884891	7.649026	-51.85%	18,930
2007	15.241379	15.884891	4.22%	28,964
2006	13.290613	15.241379	14.68%	42,935
2005	13.126256	13.290613	1.25%	46,787
2004	11.664642	13.126256	12.53%	47,874
2003	7.498689	11.664642	55.56%	42,712
2002*	10.000000	7.498689	-25.01%	7,308
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.967730	14.676362	5.07%	0
2010	11.683587	13.967730	19.55%	0
2009	10.044347	11.683587	16.32%	0
2008	13.908748	10.044347	-27.78%	58
2007	14.419544	13.908748	-3.54%	569
2006	12.421890	14.419544	16.08%	159
2005	12.119685	12.421890	2.49%	188
2004	11.020827	12.119685	9.97%	116
2003	8.927747	11.020827	23.44%	41
2002*	10.000000	8.927747	-10.72%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.268258	9.020633	-2.67%	10,812
2010	8.504046	9.268258	8.99%	12,385
2009	6.604890	8.504046	28.75%	2,416
2008*	10.000000	6.604890	-33.95%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.487605	13.710721	-11.47%	0
2010	14.416972	15.487605	7.43%	0
2009	10.619284	14.416972	35.76%	0
2008	17.975371	10.619284	-40.92%	0
2007	15.705870	17.975371	14.45%	0
2006	13.055376	15.705870	20.30%	0
2005	11.954451	13.055376	9.21%	0
2004	10.173469	11.954451	17.51%	0
2003	7.764288	10.173469	31.03%	0
2002*	10.000000	7.764288	-22.36%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.978313	10.845458	-1.21%	0
2010	10.137293	10.978313	8.30%	0
2009	7.993292	10.137293	26.82%	0
2008	11.575448	7.993292	-30.95%	0
2007	10.831678	11.575448	6.87%	0
2006*	10.000000	10.831678	8.32%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.851477	10.695445	-1.44%	5,210
2010	10.048290	10.851477	7.99%	2,462
2009	7.942644	10.048290	26.51%	2,288
2008	11.531733	7.942644	-31.12%	2,577
2007	10.814572	11.531733	6.63%	2,815
2006*	10.000000	10.814572	8.15%	4,583
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.227266	17.677615	-8.06%	4,457
2010	17.273007	19.227266	11.31%	5,019
2009	12.952105	17.273007	33.36%	5,336
2008	22.039047	12.952105	-41.23%	6,562
2007	19.482168	22.039047	13.12%	6,795
2006	15.411326	19.482168	26.41%	7,616
2005	13.245319	15.411326	16.35%	7,938
2004	10.831767	13.245319	22.28%	8,131
2003	8.520873	10.831767	27.12%	8,985
2002*	10.000000	8.520873	-14.79%	1,652
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.806503	14.628512	-7.45%	136
2010	14.012712	15.806503	12.80%	145
2009	10.886625	14.012712	28.71%	539
2008	15.407590	10.886625	-29.34%	163
2007	14.229052	15.407590	8.28%	176
2006	12.939463	14.229052	9.97%	185
2005	12.163203	12.939463	6.38%	195
2004	10.810852	12.163203	12.51%	204
2003	8.590197	10.810852	25.85%	214
2002*	10.000000	8.590197	-14.10%	0

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.228065	10.389932	-7.46%	15,348
2010	9.499921	11.228065	18.19%	24,961
2009	5.801911	9.499921	63.74%	33,410
2008	11.534787	5.801911	-49.70%	42,346
2007	10.004580	11.534787	15.30%	42,535
2006	9.861813	10.004580	1.45%	48,388
2005	9.268303	9.861813	6.40%	63,609
2004	8.781038	9.268303	5.55%	65,610
2003	6.992636	8.781038	25.58%	58,793
2002*	10.000000	6.992636	-30.07%	8,239
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.686994	12.277016	-3.23%	25,719
2010	11.093319	12.686994	14.37%	37,374
2009	8.739661	11.093319	26.93%	38,600
2008	13.772084	8.739661	-36.54%	63,592
2007	14.265316	13.772084	-3.46%	70,840
2006	12.435558	14.265316	14.71%	79,222
2005	12.083224	12.435558	2.92%	127,114
2004	10.409639	12.083224	16.08%	129,091
2003	8.052858	10.409639	29.27%	83,060
2002*	10.000000	8.052858	-19.47%	21,482
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.755306	11.700313	-8.27%	12,946
2010	11.873555	12.755306	7.43%	10,432
2009*	10.000000	11.873555	18.74%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.147111	11.059954	-0.78%	20,173
2010	10.054888	11.147111	10.86%	22,416
2009	7.312856	10.054888	37.50%	30,268
2008	11.739206	7.312856	-37.71%	34,782
2007	10.697171	11.739206	9.74%	61,395
2006	10.084656	10.697171	6.07%	63,420
2005	9.787947	10.084656	3.03%	74,244
2004	9.085480	9.787947	7.73%	74,414
2003	7.496555	9.085480	21.20%	72,206
2002*	10.000000	7.496555	-25.03%	11,309
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.212056	8.544949	-7.24%	14,650
2010	7.212717	9.212056	27.72%	21,548
2009	5.165747	7.212717	39.63%	17,400
2008	10.796098	5.165747	-52.15%	20,420
2007	9.973917	10.796098	8.24%	21,492
2006	9.863089	9.973917	1.12%	24,205
2005	9.700343	9.863089	1.68%	32,628
2004	8.579539	9.700343	13.06%	32,369
2003	6.353404	8.579539	35.04%	40,009
2002*	10.000000	6.353404	-36.47%	7,886

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.165360	13.418088	-11.52%	21,255
2010	11.285606	15.165360	34.38%	26,523
2009	7.007596	11.285606	61.05%	29,799
2008	11.721587	7.007596	-40.22%	37,362
2007	11.597661	11.721587	1.07%	42,844
2006	10.388914	11.597661	11.63%	52,390
2005	10.006009	10.388914	3.83%	54,984
2004	9.530630	10.006009	4.99%	58,715
2003	7.225774	9.530630	31.90%	62,555
2002*	10.000000	7.225774	-27.74%	15,805
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.140328	13.912851	-1.61%	24,469
2010	12.862090	14.140328	9.94%	32,625
2009	10.626040	12.862090	21.04%	37,722
2008	15.983074	10.626040	-33.52%	42,612
2007	15.028789	15.983074	6.35%	63,594
2006	12.616117	15.028789	19.12%	60,896
2005	11.987269	12.616117	5.25%	53,464
2004	10.561013	11.987269	13.50%	53,121
2003	8.567174	10.561013	23.27%	51,516
2002*	10.000000	8.567174	-14.33%	8,139
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.760516	10.447976	-2.90%	2,614
2010*	10.000000	10.760516	7.61%	41
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.931081	13.838196	-0.67%	30
2010	12.455035	13.931081	11.85%	30
2009*	10.000000	12.455035	24.55%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.306485	10.282856	-0.23%	22,671
2010	9.307778	10.306485	10.73%	22,693
2009	7.629628	9.307778	22.00%	23,617
2008	10.991163	7.629628	-30.58%	6,507
2007	10.476339	10.991163	4.91%	4,141
2006*	10.000000	10.476339	4.76%	4,625
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.016128	11.513086	4.51%	13,522
2010	10.514432	11.016128	4.77%	13,665
2009	9.484428	10.514432	10.86%	8,837
2008	10.645730	9.484428	-10.91%	7,730
2007	10.458382	10.645730	1.79%	10,654
2006*	10.000000	10.458382	4.58%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.361285	10.185364	-10.35%	3,603
2010	10.326441	11.361285	10.02%	7,641
2009	7.377345	10.326441	39.98%	5,768
2008	12.162544	7.377345	-39.34%	7,242
2007	10.759272	12.162544	13.04%	2,163
2006*	10.000000	10.759272	7.59%	442
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.054668	9.473308	-5.78%	13,644
2010	8.605881	10.054668	16.83%	17,750
2009	6.273149	8.605881	37.19%	8,320
2008	11.375941	6.273149	-44.86%	4,281
2007	10.285224	11.375941	10.60%	1,096
2006*	10.000000	10.285224	2.85%	457
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.516788	8.230825	-3.36%	7,711
2010	7.763734	8.516788	9.70%	14,974
2009	6.009658	7.763734	29.19%	15,745
2008	9.816107	6.009658	-38.78%	15,396
2007*	10.000000	9.816107	-1.84%	13,696
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.388591	13.738841	2.62%	0
2010	11.969129	13.388591	11.86%	0
2009	8.288832	11.969129	44.40%	0
2008	11.662156	8.288832	-28.93%	0
2007	11.436266	11.662156	1.98%	0
2006	10.460288	11.436266	9.33%	0
2005*	10.000000	10.460288	4.60%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.820667	7.703104	-12.67%	0
2010	7.733391	8.820667	14.06%	0
2009	5.114540	7.733391	51.20%	0
2008*	10.000000	5.114540	-48.85%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.737863	9.320014	-4.29%	0
2010	7.971380	9.737863	22.16%	0
2009	6.130791	7.971380	30.02%	0
2008*	10.000000	6.130791	-38.69%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.713768	9.288702	-4.38%	0
2010	7.952881	9.713768	22.14%	0
2009	6.128884	7.952881	29.76%	0
2008*	10.000000	6.128884	-38.71%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.235097	8.546808	-7.45%	0
2010	8.127013	9.235097	13.63%	0
2009	6.363626	8.127013	27.71%	0
2008*	10.000000	6.363626	-36.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.247522	9.993661	-2.48%	0
2010	9.389621	10.247522	9.14%	0
2009	7.927537	9.389621	18.44%	0
2008*	10.000000	7.927537	-20.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.823944	9.376385	-4.56%	32,972
2010	8.842676	9.823944	11.10%	15,801
2009	7.204634	8.842676	22.74%	13,893
2008*	10.000000	7.204634	-27.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.708329	10.734806	0.25%	7,809
2010	10.143105	10.708329	5.57%	7,809
2009	9.078992	10.143105	11.72%	2,355
2008*	10.000000	9.078992	-9.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.036480	9.689863	-3.45%	45,814
2010	9.116587	10.036480	10.09%	51,688
2009	7.562819	9.116587	20.54%	54,197
2008*	10.000000	7.562819	-24.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.587811	9.035018	-5.77%	0
2010	8.559890	9.587811	12.01%	0
2009	6.841204	8.559890	25.12%	0
2008*	10.000000	6.841204	-31.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.416230	10.268845	-1.41%	0
2010	9.664334	10.416230	7.78%	0
2009	8.307908	9.664334	16.33%	0
2008*	10.000000	8.307908	-16.92%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.230444	11.833771	5.37%	0
2010	10.612240	11.230444	5.83%	0
2009	9.868797	10.612240	7.53%	0
2008*	10.000000	9.868797	-1.31%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.156576	11.716609	5.02%	1,929
2010	10.569931	11.156576	5.55%	1,930
2009	9.846940	10.569931	7.34%	1,930
2008*	10.000000	9.846940	-1.53%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.119428	12.704929	4.83%	285
2010	11.340265	12.119428	6.87%	0
2009	9.852755	11.340265	15.10%	6,040
2008*	10.000000	9.852755	-1.47%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	30.369953	23.237334	-23.49%	1,292
2010	26.505385	30.369953	14.58%	1,307
2009	16.441183	26.505385	61.21%	1,250
2008	39.535711	16.441183	-58.41%	1,297
2007	27.548446	39.535711	43.51%	2,495
2006	20.443832	27.548446	34.75%	2,685
2005	15.628240	20.443832	30.81%	2,852
2004	13.127223	15.628240	19.05%	3,047
2003	8.064722	13.127223	62.77%	4,793
2002*	10.000000	8.064722	-19.35%	4,403
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.006594	17.604516	-23.48%	6,801
2010	20.083189	23.006594	14.56%	13,435
2009	12.457530	20.083189	61.21%	7,510
2008	29.909118	12.457530	-58.35%	6,783
2007	20.803597	29.909118	43.77%	14,932
2006	15.411174	20.803597	34.99%	10,838
2005	11.767045	15.411174	30.97%	6,463
2004*	10.000000	11.767045	17.67%	5,727
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.815860	14.648249	6.02%	46,634
2010	13.338745	13.815860	3.58%	64,821
2009	13.140651	13.338745	1.51%	76,375
2008	12.340864	13.140651	6.48%	84,517
2007	11.651171	12.340864	5.92%	90,389
2006	11.405263	11.651171	2.16%	101,674
2005	11.172950	11.405263	2.08%	161,071
2004	10.945867	11.172950	2.07%	170,697
2003	10.856066	10.945867	0.83%	141,650
2002*	10.000000	10.856066	8.56%	48,238
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.812388	6.950462	-11.03%	747
2010	6.993821	7.812388	11.70%	1,948
2009	5.465521	6.993821	27.96%	0
2008*	10.000000	5.465521	-45.34%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.014081	13.308635	-5.03%	61,203
2010	12.367771	14.014081	13.31%	64,208
2009	9.835776	12.367771	25.74%	64,452
2008	15.755050	9.835776	-37.57%	41,724
2007	15.043036	15.755050	4.73%	56,389
2006	13.021121	15.043036	15.53%	65,579
2005	12.204207	13.021121	6.69%	70,417
2004	10.827474	12.204207	12.72%	86,042
2003	8.306308	10.827474	30.35%	44,651
2002*	10.000000	8.306308	-16.94%	2,053
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.538559	12.504317	-0.27%	0
2010	11.550746	12.538559	8.55%	0
2009*	10.000000	11.550746	15.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.411681	13.133714	-2.07%	0
2010	12.110672	13.411681	10.74%	0
2009*	10.000000	12.110672	21.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.837390	13.062000	1.75%	85,518
2010	12.264044	12.837390	4.68%	104,196
2009	11.373498	12.264044	7.83%	163,646
2008	12.243217	11.373498	-7.10%	233,848
2007	11.753937	12.243217	4.16%	228,228
2006	11.199948	11.753937	4.95%	236,100
2005	10.967218	11.199948	2.12%	248,373
2004	10.601582	10.967218	3.45%	265,748
2003	9.939071	10.601582	6.67%	270,808
2002*	10.000000	9.939071	-0.61%	7,070
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.684644	13.522125	-1.19%	481,066
2010	12.481592	13.684644	9.64%	611,572
2009	10.598690	12.481592	17.77%	737,282
2008	13.960257	10.598690	-24.08%	846,289
2007	13.367042	13.960257	4.44%	985,536
2006	12.143473	13.367042	10.08%	988,639
2005	11.661166	12.143473	4.14%	1,098,224
2004	10.769814	11.661166	8.28%	1,103,477
2003	9.075317	10.769814	18.67%	961,029
2002*	10.000000	9.075317	-9.25%	196,177

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.022929	13.567199	-3.25%	159,337
2010	12.572412	14.022929	11.54%	182,724
2009	10.224631	12.572412	22.96%	145,019
2008	15.076345	10.224631	-32.18%	196,969
2007	14.368956	15.076345	4.92%	258,619
2006	12.690404	14.368956	13.23%	266,509
2005	11.989708	12.690404	5.84%	273,856
2004	10.820651	11.989708	10.80%	255,254
2003	8.643487	10.820651	25.19%	209,483
2002*	10.000000	8.643487	-13.57%	65,245
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.441638	13.561437	0.89%	148,146
2010	12.530786	13.441638	7.27%	196,327
2009	11.065303	12.530786	13.24%	250,219
2008	13.176330	11.065303	-16.02%	288,630
2007	12.592606	13.176330	4.64%	367,390
2006	11.749100	12.592606	7.18%	456,230
2005	11.375124	11.749100	3.29%	478,507
2004	10.738673	11.375124	5.93%	525,530
2003	9.554684	10.738673	12.39%	486,332
2002*	10.000000	9.554684	-4.45%	63,968
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.937912	13.470193	-3.36%	0
2010	12.959566	13.937912	7.55%	0
2009*	10.000000	12.959566	29.60%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.878241	13.376674	-3.61%	104,051
2010	12.937743	13.878241	7.27%	123,972
2009*	10.000000	12.937743	29.38%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.131188	16.503719	-3.66%	2,522
2010	13.732266	17.131188	24.75%	2,522
2009	10.158287	13.732266	35.18%	2,522
2008	16.174332	10.158287	-37.20%	2,522
2007	15.213445	16.174332	6.32%	2,522
2006	14.004948	15.213445	8.63%	2,522
2005	12.638301	14.004948	10.81%	2,522
2004	11.047344	12.638301	14.40%	2,522
2003	8.299769	11.047344	33.10%	2,522
2002*	10.000000	8.299769	-17.00%	0

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.045678	15.436708	-3.80%	14,752
2010	12.896481	16.045678	24.42%	17,774
2009	9.557825	12.896481	34.93%	23,846
2008	15.254541	9.557825	-37.34%	33,759
2007	14.373397	15.254541	6.13%	32,904
2006	13.249338	14.373397	8.48%	32,944
2005	11.977925	13.249338	10.61%	31,456
2004	10.490716	11.977925	14.18%	33,713
2003	7.902319	10.490716	32.75%	34,418
2002*	10.000000	7.902319	-20.98%	10,896
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.621871	10.500065	-1.15%	164,154
2010	10.745429	10.621871	-1.15%	154,736
2009	10.865877	10.745429	-1.11%	174,674
2008	10.771084	10.865877	0.88%	233,391
2007	10.398703	10.771084	3.58%	91,793
2006	10.063444	10.398703	3.33%	121,146
2005	9.915643	10.063444	1.49%	81,955
2004	9.950264	9.915643	-0.35%	63,165
2003	10.003439	9.950264	-0.53%	46,439
2002*	10.000000	10.003439	0.03%	10,667
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.198227	8.217612	-10.66%	106
2010	8.176393	9.198227	12.50%	106
2009	6.077196	8.176393	34.54%	0
2008*	10.000000	6.077196	-39.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.259999	9.337121	-17.08%	0
2010	10.734766	11.259999	4.89%	0
2009	8.363979	10.734766	28.35%	0
2008	15.766679	8.363979	-46.95%	0
2007	15.496828	15.766679	1.74%	0
2006	12.771528	15.496828	21.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.066662	9.145554	-17.36%	7,823
2010	10.576559	11.066662	4.63%	10,868
2009	8.262755	10.576559	28.00%	9,651
2008	15.610335	8.262755	-47.07%	19,112
2007	15.377993	15.610335	1.51%	28,697
2006	12.708823	15.377993	21.00%	31,814
2005	11.499254	12.708823	10.52%	28,386
2004*	10.000000	11.499254	14.99%	4,914
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.202757	8.803074	-4.34%	0
2010	8.070301	9.202757	14.03%	0
2009	6.311593	8.070301	27.86%	0
2008*	10.000000	6.311593	-36.88%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.842733	8.208690	-7.17%	28,625
2010	7.934264	8.842733	11.45%	34,889
2009	6.299706	7.934264	25.95%	38,920
2008*	10.000000	6.299706	-37.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.742267	9.201800	-5.55%	0
2010	7.792888	9.742267	25.01%	359
2009	6.221846	7.792888	25.25%	474
2008*	10.000000	6.221846	-37.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.227396	9.875328	-3.44%	0
2010	8.648417	10.227396	18.26%	0
2009	6.705806	8.648417	28.97%	0
2008*	10.000000	6.705806	-32.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.237578	10.032939	-2.00%	6,349
2010	8.278361	10.237578	23.67%	4,503
2009	6.584566	8.278361	25.72%	5,369
2008	12.459489	6.584566	-47.15%	6,890
2007	11.511594	12.459489	8.23%	13,490
2006	11.307581	11.511594	1.80%	10,942
2005	10.617460	11.307581	6.50%	11,111
2004	9.491129	10.617460	11.87%	13,101
2003	7.161990	9.491129	32.52%	14,691
2002*	10.000000	7.161990	-28.38%	9,024
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.704011	14.736652	-6.16%	0
2010	12.548173	15.704011	25.15%	0
2009	10.057555	12.548173	24.76%	0
2008	14.996416	10.057555	-32.93%	0
2007	16.295288	14.996416	-7.97%	0
2006	14.053900	16.295288	15.95%	0
2005	13.793081	14.053900	1.89%	0
2004	11.895732	13.793081	15.95%	0
2003	7.672026	11.895732	55.05%	0
2002*	10.000000	7.672026	-23.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.302096	13.366976	-6.54%	6,554
2010	11.439758	14.302096	25.02%	8,112
2009	9.194990	11.439758	24.41%	11,250
2008	13.740261	9.194990	-33.08%	13,376
2007	14.984206	13.740261	-8.30%	15,296
2006	12.944891	14.984206	15.75%	21,317
2005	12.740713	12.944891	1.60%	19,441
2004	11.016503	12.740713	15.65%	18,211
2003	7.123520	11.016503	54.65%	16,094
2002*	10.000000	7.123520	-28.76%	592

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.876689	15.755594	-6.64%	0
2010	13.623476	16.876689	23.88%	0
2009	10.231452	13.623476	33.15%	0
2008	16.745676	10.231452	-38.90%	0
2007	16.587887	16.745676	0.95%	0
2006	14.977312	16.587887	10.75%	0
2005	13.489511	14.977312	11.03%	0
2004	11.465397	13.489511	17.65%	0
2003	8.225210	11.465397	39.39%	0
2002*	10.000000	8.225210	-17.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.966435	15.798436	-6.88%	20,179
2010	13.733202	16.966435	23.54%	24,635
2009	10.334755	13.733202	32.88%	23,440
2008	16.960160	10.334755	-39.06%	30,847
2007	16.839510	16.960160	0.72%	29,621
2006	15.243464	16.839510	10.47%	23,759
2005	13.767353	15.243464	10.72%	26,574
2004	11.725049	13.767353	17.42%	26,385
2003	8.435498	11.725049	39.00%	16,923
2002*	10.000000	8.435498	-15.65%	2,686
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.131773	9.061125	-0.77%	531
2010	8.159052	9.131773	11.92%	531
2009	6.573908	8.159052	24.11%	126
2008	11.390057	6.573908	-42.28%	0
2007	10.680250	11.390057	6.65%	0
2006*	10.000000	10.680250	6.80%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.254814	9.710185	4.92%	9,867
2010	7.211786	9.254814	28.33%	13,693
2009	5.589945	7.211786	29.01%	12,464
2008*	10.000000	5.589945	-44.10%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.576649	10.591062	0.14%	7,127
2010	10.446897	10.576649	1.24%	14,713
2009	9.866941	10.446897	5.88%	17,042
2008*	10.000000	9.866941	-1.33%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.596896	11.770571	-13.43%	0
2010	12.934195	13.596896	5.12%	0
2009*	10.000000	12.934195	29.34%	0

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.473620	12.908706	-4.19%	272
2010	11.094594	13.473620	21.44%	2,532
2009	8.539874	11.094594	29.92%	780
2008	14.266478	8.539874	-40.14%	310
2007	13.412223	14.266478	6.37%	595
2006	11.932717	13.412223	12.40%	344
2005	11.296531	11.932717	5.63%	357
2004*	10.000000	11.296531	12.97%	1,621
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.966466	13.571348	-9.32%	0
2010	13.054991	14.966466	14.64%	0
2009	9.453934	13.054991	38.09%	0
2008	15.991898	9.453934	-40.88%	0
2007	15.214709	15.991898	5.11%	646
2006	13.077929	15.214709	16.34%	517
2005	11.570664	13.077929	13.03%	405
2004*	10.000000	11.570664	15.71%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.720264	13.315508	-9.54%	22,071
2010	12.874272	14.720264	14.34%	28,590
2009	9.344243	12.874272	37.78%	23,803
2008	15.846799	9.344243	-41.03%	27,770
2007	15.116328	15.846799	4.83%	29,029
2006	13.025388	15.116328	16.05%	30,383
2005	11.553527	13.025388	12.74%	60,058
2004*	10.000000	11.553527	15.54%	48,013
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.046821	15.454157	-9.34%	0
2010	14.870873	17.046821	14.63%	0
2009	10.763166	14.870873	38.16%	0
2008	18.204808	10.763166	-40.88%	0
2007	17.323083	18.204808	5.09%	0
2006	14.889758	17.323083	16.34%	0
2005	13.177112	14.889758	13.00%	0
2004	11.186640	13.177112	17.79%	0
2003	7.912584	11.186640	41.38%	0
2002*	10.000000	7.912584	-20.87%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.695396	15.096488	-9.58%	27,989
2010	14.597282	16.695396	14.37%	33,932
2009	10.596789	14.597282	37.75%	38,077
2008	17.966176	10.596789	-41.02%	45,658
2007	17.134365	17.966176	4.85%	48,550
2006	14.768763	17.134365	16.02%	60,117
2005	13.098432	14.768763	12.75%	64,309
2004	11.146507	13.098432	17.51%	68,291
2003	7.893044	11.146507	41.22%	104,091
2002*	10.000000	7.893044	-21.07%	39,008

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.022794	16.936760	-0.51%	69,074
2010	15.004282	17.022794	13.45%	90,409
2009	12.819075	15.004282	17.05%	99,550
2008	15.164870	12.819075	-15.47%	112,889
2007	14.004525	15.164870	8.29%	104,406
2006	13.211351	14.004525	6.00%	74,626
2005	13.041321	13.211351	1.30%	68,902
2004	12.166887	13.041321	7.19%	66,504
2003	10.505725	12.166887	15.81%	83,892
2002*	10.000000	10.505725	5.06%	19,247
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.841247	2.755858	-3.01%	0
2010	2.506254	2.841247	13.37%	0
2009	2.000278	2.506254	25.30%	0
2008	9.586595	2.000278	-79.13%	0
2007*	10.000000	9.586595	-4.13%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.067795	3.927133	-3.46%	2,303
2010	3.584173	4.067795	13.49%	2,303
2009	2.893349	3.584173	23.88%	3,232
2008	13.724275	2.893349	-78.92%	3,232
2007	13.898923	13.724275	-1.26%	4,092
2006	12.849354	13.898923	8.17%	5,288
2005	12.704499	12.849354	1.14%	5,551
2004	11.794716	12.704499	7.71%	5,648
2003	9.625731	11.794716	22.53%	4,566
2002*	10.000000	9.625731	-3.74%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.813148	11.640847	-1.46%	37,951
2010	10.317661	11.813148	14.49%	46,613
2009	8.154817	10.317661	26.52%	45,872
2008	13.441853	8.154817	-39.33%	57,409
2007	13.057013	13.441853	2.95%	68,480
2006	11.509836	13.057013	13.44%	85,493
2005	11.011235	11.509836	4.53%	118,088
2004	10.205968	11.011235	7.89%	119,871
2003	8.165802	10.205968	24.98%	121,201
2002*	10.000000	8.165802	-18.34%	40,083
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.257843	16.682350	-3.33%	534
2010	14.147166	17.257843	21.99%	490
2009	10.431640	14.147166	35.62%	440
2008	16.974562	10.431640	-38.55%	373
2007	17.383424	16.974562	-2.35%	318
2006	15.291693	17.383424	13.68%	276
2005	14.072919	15.291693	8.66%	230
2004	11.921436	14.072919	18.05%	177
2003	8.353969	11.921436	42.70%	115
2002*	10.000000	8.353969	-16.46%	10

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.828518	9.484201	-3.50%	1,533
2010	8.079874	9.828518	21.64%	1,218
2009	5.971437	8.079874	35.31%	2,101
2008	9.744167	5.971437	-38.72%	1,687
2007	9.997317	9.744167	-2.53%	1,048
2006*	10.000000	9.997317	-0.03%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.764923	12.608799	7.17%	893
2010	10.881912	11.764923	8.11%	1,505
2009*	10.000000	10.881912	8.82%	1,048
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.397306	11.380137	-0.15%	7,271
2010	10.961461	11.397306	3.98%	7,703
2009*	10.000000	10.961461	9.61%	2,376
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.179160	12.423243	-5.74%	243
2010	11.656463	13.179160	13.06%	1,406
2009	9.083964	11.656463	28.32%	1,406
2008	14.990773	9.083964	-39.40%	3,000
2007	16.140864	14.990773	-7.13%	2,943
2006	14.086781	16.140864	14.58%	2,935
2005	13.542179	14.086781	4.02%	2,945
2004	12.329674	13.542179	9.83%	2,793
2003*	10.000000	12.329674	23.30%	2,674
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.200066	10.838851	-17.89%	0
2010	12.136726	13.200066	8.76%	0
2009	9.851206	12.136726	23.20%	0
2008	17.780953	9.851206	-44.60%	0
2007	16.600022	17.780953	7.11%	0
2006	13.148031	16.600022	26.25%	0
2005	11.854580	13.148031	10.91%	0
2004	10.320964	11.854580	14.86%	0
2003	8.123506	10.320964	27.05%	0
2002*	10.000000	8.123506	-18.76%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.697778	13.842379	-5.82%	0
2010	11.802050	14.697778	24.54%	0
2009	9.077117	11.802050	30.02%	0
2008	15.143644	9.077117	-40.06%	0
2007	17.553522	15.143644	-13.73%	0
2006	15.138915	17.553522	15.95%	0
2005	14.308405	15.138915	5.80%	0
2004	11.468421	14.308405	24.76%	0
2003	7.752738	11.468421	47.93%	0
2002*	10.000000	7.752738	-22.47%	0

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.400446	11.694331	-18.79%	1,396
2010	12.059686	14.400446	19.41%	710
2009	7.443700	12.059686	62.01%	456
2008	11.959111	7.443700	-37.76%	0
2007	11.466033	11.959111	4.30%	0
2006	11.001091	11.466033	4.23%	0
2005	10.529297	11.001091	4.48%	0
2004	10.141405	10.529297	3.82%	0
2003	8.213414	10.141405	23.47%	0
2002*	10.000000	8.213414	-17.87%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.532700	12.016435	4.19%	5,168
2010	10.918054	11.532700	5.63%	5,652
2009	10.097843	10.918054	8.12%	11,593
2008	11.408108	10.097843	-11.49%	14,203
2007	10.969146	11.408108	4.00%	14,145
2006	10.714855	10.969146	2.37%	15,884
2005	10.428901	10.714855	2.74%	16,179
2004	10.137329	10.428901	2.88%	17,874
2003*	10.000000	10.137329	1.37%	1,180
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.416634	15.482265	-5.69%	2,056
2010	13.100218	16.416634	25.32%	1,305
2009*	10.000000	13.100218	31.00%	0
Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.679453	11.843727	-6.59%	58,965
2010	11.602574	12.679453	9.28%	63,439
2009	9.343560	11.602574	24.18%	75,954
2008	13.327338	9.343560	-31.17%	96,503
2007	12.614050	13.327338	5.65%	111,882
2006	11.556235	12.614050	9.15%	112,958
2005	11.241103	11.556235	2.80%	115,490
2004	10.734444	11.241103	4.72%	122,144
2003	9.258649	10.734444	15.94%	102,507
2002*	10.000000	9.258649	-7.41%	43,455

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.094045	11.626573	4.80%	7,744
2010	9.954634	11.094045	11.45%	9,324
2009	8.371936	9.954634	18.90%	9,928
2008	14.288321	8.371936	-41.41%	6,487
2007	13.792460	14.288321	3.60%	7,287
2006	11.932835	13.792460	15.58%	13,828
2005	11.546672	11.932835	3.34%	24,702
2004	10.507735	11.546672	9.89%	20,947
2003	8.045791	10.507735	30.60%	13,343
2002*	10.000000	8.045791	-19.54%	7,084
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.719025	13.307778	-20.40%	513
2010	16.224406	16.719025	3.05%	513
2009	12.222154	16.224406	32.75%	513
2008	26.480364	12.222154	-53.84%	711
2007	25.386592	26.480364	4.31%	3,950
2006	19.015877	25.386592	33.50%	4,507
2005	16.517443	19.015877	15.13%	4,910
2004	13.386154	16.517443	23.39%	5,395
2003	9.412037	13.386154	42.22%	5,912
2002*	10.000000	9.412037	-5.88%	76
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.586202	10.066858	-4.91%	1,615
2010	9.755590	10.586202	8.51%	2,107
2009	7.201805	9.755590	35.46%	1,520
2008	12.112844	7.201805	-40.54%	1,510
2007	10.791578	12.112844	12.24%	1,682
2006	10.992765	10.791578	-1.83%	2,035
2005	9.687917	10.992765	13.47%	2,160
2004	9.050318	9.687917	7.05%	1,954
2003	7.425145	9.050318	21.89%	1,421
2002*	10.000000	7.425145	-25.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.784444	17.862110	-9.72%	5,464
2010	15.818518	19.784444	25.07%	5,846
2009	11.223110	15.818518	40.95%	4,609
2008	17.679643	11.223110	-36.52%	4,087
2007	17.626309	17.679643	0.30%	8,694
2006	15.621311	17.626309	12.84%	8,514
2005	14.827264	15.621311	5.36%	10,804
2004	12.603317	14.827264	17.65%	10,644
2003	9.053926	12.603317	39.20%	10,895
2002*	10.000000	9.053926	-9.46%	5,122
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.100288	12.472250	-4.79%	2,844
2010	12.080182	13.100288	8.44%	2,444
2009*	10.000000	12.080182	20.80%	707

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.560201	16.453964	-0.64%	1,585
2010	13.320814	16.560201	24.32%	1,324
2009	10.783797	13.320814	23.53%	1,788
2008	15.799049	10.783797	-31.74%	1,203
2007	16.097427	15.799049	-1.85%	1,533
2006	14.240235	16.097427	13.04%	1,522
2005	13.440514	14.240235	5.95%	1,507
2004	11.161116	13.440514	20.42%	1,709
2003	8.198970	11.161116	36.13%	818
2002*	10.000000	8.198970	-18.01%	264
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.868869	11.832430	-0.31%	0
2010	10.462786	11.868869	13.44%	0
2009	7.917323	10.462786	32.15%	0
2008	12.220500	7.917323	-35.21%	0
2007	11.476249	12.220500	6.49%	0
2006	10.636607	11.476249	7.89%	0
2005	10.389769	10.636607	2.38%	0
2004	9.901043	10.389769	4.94%	0
2003	7.953120	9.901043	24.49%	0
2002*	10.000000	7.953120	-20.47%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.671753	12.755087	0.66%	1,174
2010	11.168371	12.671753	13.46%	848
2009	8.947705	11.168371	24.82%	852
2008	14.407872	8.947705	-37.90%	851
2007	13.855667	14.407872	3.99%	849
2006	12.141758	13.855667	14.12%	931
2005	11.738115	12.141758	3.44%	1,182
2004	10.738072	11.738115	9.31%	1,299
2003	8.466863	10.738072	26.82%	2,390
2002*	10.000000	8.466863	-15.33%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.072093	14.128868	0.40%	3,479
2010	12.435230	14.072093	13.16%	4,142
2009	9.985547	12.435230	24.53%	3,220
2008	16.124879	9.985547	-38.07%	5,590
2007	15.545845	16.124879	3.72%	5,159
2006	13.657386	15.545845	13.83%	5,188
2005	13.235955	13.657386	3.18%	12,713
2004	12.139931	13.235955	9.03%	9,503
2003*	10.000000	12.139931	21.40%	3,585

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.414695	10.656703	-6.64%	4,579
2010	10.223422	11.414695	11.65%	4,858
2009	9.135670	10.223422	11.91%	2,234
2008	13.147134	9.135670	-30.51%	2,216
2007	12.137447	13.147134	8.32%	2,446
2006	10.609988	12.137447	14.40%	2,148
2005	10.559481	10.609988	0.48%	1,703
2004	9.978288	10.559481	5.82%	3,269
2003	8.152741	9.978288	22.39%	2,130
2002*	10.000000	8.152741	-18.47%	429
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.209866	18.877512	3.67%	8,647
2010	16.113386	18.209866	13.01%	9,313
2009	10.696074	16.113386	50.65%	5,215
2008	14.648640	10.696074	-26.98%	3,294
2007	14.369795	14.648640	1.94%	6,393
2006	13.153835	14.369795	9.24%	8,236
2005	13.017481	13.153835	1.05%	8,797
2004	11.960347	13.017481	8.84%	10,130
2003	9.939447	11.960347	20.33%	9,401
2002*	10.000000	9.939447	-0.61%	4,181
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.045357	14.192616	1.05%	1,233
2010	13.101703	14.045357	7.20%	1,233
2009	11.010747	13.101703	18.99%	1,064
2008	12.020528	11.010747	-8.40%	1,458
2007	11.545729	12.020528	4.11%	1,585
2006	11.219498	11.545729	2.91%	1,970
2005	11.209946	11.219498	0.09%	2,093
2004	10.949726	11.209946	2.38%	2,312
2003	10.590700	10.949726	3.39%	1,317
2002*	10.000000	10.590700	5.91%	756
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.907721	14.014777	0.77%	11,864
2010	12.999950	13.907721	6.98%	12,723
2009	10.950631	12.999950	18.71%	11,806
2008	11.989165	10.950631	-8.66%	13,849
2007	11.542289	11.989165	3.87%	17,665
2006	11.241467	11.542289	2.68%	19,900
2005	11.266428	11.241467	-0.22%	16,430
2004	11.036861	11.266428	2.08%	18,444
2003	10.696048	11.036861	3.19%	17,701
2002*	10.000000	10.696048	6.96%	16,397

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.994312	12.493574	-3.85%	0
2010	11.522606	12.994312	12.77%	0
2009	9.044889	11.522606	27.39%	0
2008	12.861617	9.044889	-29.68%	0
2007	11.285433	12.861617	13.97%	0
2006	10.651465	11.285433	5.95%	0
2005	10.373025	10.651465	2.68%	0
2004	9.964992	10.373025	4.09%	1,960
2003	8.554219	9.964992	16.49%	2,065
2002	9.499073	8.554219	-9.95%	2,166
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.066213	11.586012	-3.98%	2,530
2010	10.716347	12.066213	12.60%	2,569
2009	8.423739	10.716347	27.22%	2,773
2008	11.992842	8.423739	-29.76%	2,869
2007	10.539912	11.992842	13.79%	2,292
2006	9.957050	10.539912	5.85%	3,621
2005	9.710521	9.957050	2.54%	6,287
2004	9.344632	9.710521	3.92%	6,999
2003	8.038260	9.344632	16.25%	7,077
2002	8.943412	8.038260	-10.12%	6,854
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.016099	10.202323	-7.39%	266
2010	9.597324	11.016099	14.78%	266
2009	7.315268	9.597324	31.20%	266
2008	11.547072	7.315268	-36.65%	266
2007	9.832278	11.547072	17.44%	263
2006	9.313489	9.832278	5.57%	322
2005	9.081970	9.313489	2.55%	420
2004	8.683989	9.081970	4.58%	3,646
2003	7.137265	8.683989	21.67%	3,750
2002	8.553187	7.137265	-16.55%	3,849
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.056009	9.293722	-7.58%	1,275
2010	8.772395	10.056009	14.63%	1,250
2009	6.705647	8.772395	30.82%	1,370
2008	10.595371	6.705647	-36.71%	1,515
2007	9.042632	10.595371	17.17%	1,352
2006	8.575514	9.042632	5.45%	1,433
2005	8.380606	8.575514	2.33%	1,835
2004	8.030247	8.380606	4.36%	3,615
2003	6.606467	8.030247	21.55%	3,857
2002	7.944011	6.606467	-16.84%	3,880

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.564007	11.944488	-4.93%	63
2010	10.777752	12.564007	16.57%	63
2009	7.884400	10.777752	36.70%	63
2008	12.095457	7.884400	-34.82%	63
2007	11.242701	12.095457	7.58%	63
2006	10.192526	11.242701	10.30%	316
2005	9.768026	10.192526	4.35%	1,426
2004	9.378154	9.768026	4.16%	1,470
2003	8.076429	9.378154	16.12%	1,515
2002	8.958831	8.076429	-9.85%	1,497
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.869407	12.228803	-4.98%	783
2010	11.061502	12.869407	16.34%	3,207
2009	8.094001	11.061502	36.66%	3,323
2008	12.440691	8.094001	-34.94%	3,993
2007	11.582651	12.440691	7.41%	6,622
2006	10.513970	11.582651	10.16%	7,060
2005	10.084015	10.513970	4.26%	6,491
2004	9.706924	10.084015	3.88%	8,180
2003	8.367814	9.706924	16.00%	8,557
2002	9.300292	8.367814	-10.03%	8,433
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.035054	8.687183	-3.85%	346
2010	7.745528	9.035054	16.65%	346
2009	5.768001	7.745528	34.28%	360
2008	9.926802	5.768001	-41.89%	375
2007	9.397222	9.926802	5.64%	391
2006	8.343473	9.397222	12.63%	406
2005	6.980068	8.343473	19.53%	406
2004	6.975904	6.980068	0.06%	0
2003	5.640432	6.975904	23.68%	0
2002	6.153578	5.640432	-8.34%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.893003	8.543293	-3.93%	6,048
2010	7.628836	8.893003	16.57%	6,160
2009	5.686420	7.628836	34.16%	7,753
2008	9.813048	5.686420	-42.05%	8,213
2007	9.306576	9.813048	5.44%	7,484
2006	8.275989	9.306576	12.45%	9,830
2005	6.941043	8.275989	19.23%	8,015
2004	6.936410	6.941043	0.07%	7,662
2003	5.620463	6.936410	23.41%	6,887
2002	6.153576	5.620463	-8.66%	6,133

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.178213	11.139204	-0.35%	2,542
2010	9.830646	11.178213	13.71%	2,465
2009	7.652048	9.830646	28.47%	2,712
2008	13.517956	7.652048	-43.39%	2,784
2007	13.491780	13.517956	0.19%	3,188
2006	11.371750	13.491780	18.64%	4,311
2005	10.882855	11.371750	4.49%	4,974
2004	9.889362	10.882855	10.05%	5,655
2003	7.686519	9.889362	28.66%	3,653
2002	9.373214	7.686519	-17.99%	4,108
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.958087	11.892257	-0.55%	36,983
2010	10.532141	11.958087	13.54%	42,382
2009	8.207377	10.532141	28.33%	37,979
2008	14.526281	8.207377	-43.50%	42,016
2007	14.518929	14.526281	0.05%	47,149
2006	12.252890	14.518929	18.49%	48,090
2005	11.746936	12.252890	4.31%	51,205
2004	10.688872	11.746936	9.90%	51,397
2003	8.320163	10.688872	28.47%	43,830
2002	10.164777	8.320163	-18.15%	25,050
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.723559	9.758388	0.36%	391
2010	8.583088	9.723559	13.29%	391
2009	6.831780	8.583088	25.63%	1,564
2008	11.876161	6.831780	-42.47%	2,612
2007	10.733124	11.876161	10.65%	2,806
2006	9.612459	10.733124	11.66%	4,099
2005	9.047800	9.612459	6.24%	5,177
2004	8.659468	9.047800	4.48%	5,484
2003	7.091127	8.659468	22.12%	6,020
2002	8.615493	7.091127	-17.69%	6,410
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.821376	9.835623	0.15%	21,981
2010	8.678151	9.821376	13.17%	27,647
2009	6.915332	8.678151	25.49%	24,165
2008	12.046882	6.915332	-42.60%	24,074
2007	10.901328	12.046882	10.51%	28,474
2006	9.776521	10.901328	11.51%	24,336
2005	9.213154	9.776521	6.11%	43,842
2004	8.836943	9.213154	4.26%	38,624
2003	7.245530	8.836943	21.96%	29,315
2002	8.819213	7.245530	-17.84%	18,405

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.099848	9.003568	-1.06%	3,123
2010	7.424269	9.099848	22.57%	3,150
2009	5.863888	7.424269	26.61%	3,246
2008	11.248252	5.863888	-47.87%	3,358
2007	8.974185	11.248252	25.34%	4,048
2006	8.509992	8.974185	5.45%	5,236
2005	8.150656	8.509992	4.41%	8,170
2004	7.988929	8.150656	2.02%	12,294
2003	6.089592	7.988929	31.19%	12,935
2002	8.830356	6.089592	-31.04%	13,537
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.981212	6.895369	-1.23%	56,783
2010	5.704691	6.981212	22.38%	64,853
2009	4.512151	5.704691	26.43%	68,371
2008	8.667512	4.512151	-47.94%	68,515
2007	6.926702	8.667512	25.13%	72,210
2006	6.578249	6.926702	5.30%	78,651
2005	6.310672	6.578249	4.24%	82,085
2004	6.193905	6.310672	1.89%	88,440
2003	4.729907	6.193905	30.95%	86,348
2002	6.868238	4.729907	-31.13%	60,756
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.675819	9.597511	-10.10%	0
2011	10.675819	9.597511	-10.10%	0
2010	8.665884	10.675819	23.19%	0
2009	6.277263	8.665884	38.05%	0
2008	12.427554	6.277263	-49.49%	0
2007	10.704664	12.427554	16.09%	2
2006	9.992638	10.704664	7.13%	0
2005	9.366331	9.992638	6.69%	0
2004	8.600493	9.366331	8.90%	0
2003	6.671489	8.600493	28.91%	0
2002	9.166748	6.671489	-27.22%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.439209	9.363663	-10.30%	5,552
2010	8.474289	10.439209	23.19%	6,684
2009	6.156132	8.474289	37.66%	5,370
2008	12.194627	6.156132	-49.52%	5,654
2007	10.521426	12.194627	15.90%	5,516
2006	9.833539	10.521426	7.00%	5,079
2005	9.237571	9.833539	6.45%	4,672
2004	8.502746	9.237571	8.64%	4,785
2003	6.605547	8.502746	28.72%	5,167
2002	9.111125	6.605547	-27.50%	2,852

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.970652	12.291658	2.68%	208
2010	10.647878	11.970652	12.42%	208
2009	7.495866	10.647878	42.05%	947
2008	10.124516	7.495866	-25.96%	947
2007	9.982948	10.124516	1.42%	1,153
2006	9.088023	9.982948	9.85%	2,618
2005	8.971724	9.088023	1.30%	3,497
2004	8.295305	8.971724	8.15%	4,198
2003	6.612570	8.295305	25.45%	4,194
2002	6.459185	6.612570	2.37%	4,165
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.768895	13.084803	2.47%	9,622
2010	11.369430	12.768895	12.31%	13,792
2009	8.021174	11.369430	41.74%	13,564
2008	10.845254	8.021174	-26.04%	14,628
2007	10.705549	10.845254	1.30%	17,883
2006	9.759284	10.705549	9.70%	17,370
2005	9.654270	9.759284	1.09%	21,234
2004	8.933254	9.654270	8.07%	22,794
2003	7.133249	8.933254	25.23%	20,932
2002	6.989318	7.133249	2.06%	15,194
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.564645	11.842272	2.40%	3,723
2010	10.286458	11.564645	12.43%	4,558
2009	7.255430	10.286458	41.78%	4,498
2008	9.815404	7.255430	-26.08%	3,363
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.607104	11.926319	2.75%	97
2010	10.335924	11.607104	12.30%	13
2009	7.268321	10.335924	42.21%	176
2008	9.806038	7.268321	-25.88%	108
2007*	10.000000	9.806038	-1.94%	41
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.798991	9.879037	0.82%	9,384
2010	8.622555	9.798991	13.64%	11,022
2009	6.893241	8.622555	25.09%	11,815
2008	11.074434	6.893241	-37.76%	15,118
2007	10.631387	11.074434	4.17%	22,741
2006	9.297715	10.631387	14.34%	25,729
2005	8.977266	9.297715	3.57%	31,395
2004	8.214338	8.977266	9.29%	70,351
2003	6.474648	8.214338	26.87%	76,486
2002	8.428653	6.474648	-23.18%	78,618

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.871463	17.892053	6.05%	6,979
2010	15.840062	16.871463	6.51%	7,271
2009	13.854131	15.840062	14.33%	7,188
2008	14.493362	13.854131	-4.41%	7,499
2007	14.059179	14.493362	3.09%	7,882
2006	13.636416	14.059179	3.10%	8,178
2005	13.505574	13.636416	0.97%	12,571
2004	13.086549	13.505574	3.20%	15,467
2003	12.590282	13.086549	3.94%	14,914
2002	11.548686	12.590282	9.02%	28,090
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	39.783174	35.094194	-11.79%	764
2010	31.285973	39.783174	27.16%	764
2009	22.616075	31.285973	38.34%	844
2008	37.841988	22.616075	-40.24%	849
2007	33.167461	37.841988	14.09%	854
2006	29.815356	33.167461	11.24%	1,086
2005	25.529027	29.815356	16.79%	1,340
2004	20.708901	25.529027	23.28%	1,623
2003	15.130998	20.708901	36.86%	1,666
2002	16.996856	15.130998	-10.98%	1,341
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.567166	21.638643	-11.92%	24,214
2010	19.339695	24.567166	27.03%	29,027
2009	14.006639	19.339695	38.08%	29,293
2008	23.474470	14.006639	-40.33%	29,178
2007	20.601238	23.474470	13.95%	39,183
2006	18.550005	20.601238	11.06%	38,077
2005	15.908537	18.550005	16.60%	41,580
2004	12.916848	15.908537	23.16%	39,860
2003	9.456387	12.916848	36.59%	40,350
2002	10.637734	9.456387	-11.11%	23,529
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.237900	12.104644	-1.09%	909
2010	12.356511	12.237900	-0.96%	1,063
2009	12.417074	12.356511	-0.49%	1,073
2008	12.198469	12.417074	1.79%	1,203
2007	11.739314	12.198469	3.91%	1,132
2006	11.327503	11.739314	3.64%	1,669
2005	11.126090	11.327503	1.81%	1,794
2004	11.126963	11.126090	-0.01%	33,785
2003	11.150742	11.126963	-0.21%	34,743
2002	11.098217	11.150742	0.47%	39,565

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.469635	10.197693	-18.22%	409
2010	11.169757	12.469635	11.64%	409
2009	8.941471	11.169757	24.92%	1,124
2008	16.122347	8.941471	-44.54%	1,124
2007	13.923445	16.122347	15.79%	1,454
2006	11.947812	13.923445	16.54%	1,843
2005	10.164174	11.947812	17.55%	1,843
2004	9.064938	10.164174	12.13%	3,422
2003	6.406864	9.064938	41.49%	3,446
2002	8.140878	6.406864	-21.30%	3,677
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.872129	8.062545	-18.33%	10,322
2010	8.855824	9.872129	11.48%	10,922
2009	7.101379	8.855824	24.71%	9,090
2008	12.826141	7.101379	-44.63%	9,263
2007	11.091353	12.826141	15.64%	10,006
2006	9.531665	11.091353	16.36%	11,278
2005	8.121638	9.531665	17.36%	17,502
2004	7.254426	8.121638	11.95%	18,784
2003	5.133254	7.254426	41.32%	21,378
2002	6.513831	5.133254	-21.41%	15,026
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.426095	10.958476	-18.38%	7,009
2010	12.044298	13.426095	11.47%	7,508
2009	9.659736	12.044298	24.69%	7,453
2008	17.442437	9.659736	-44.62%	9,517
2007	15.082348	17.442437	15.65%	10,864
2006	12.956992	15.082348	16.40%	8,008
2005	11.044053	12.956992	17.32%	6,017
2004*	10.000000	11.044053	10.44%	2,506
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.574006	11.090873	-18.29%	134
2010	12.157131	13.574006	11.65%	17
2009	9.727838	12.157131	24.97%	492
2008	17.544290	9.727838	-44.55%	549
2007	15.149059	17.544290	15.81%	480
2006	12.999200	15.149059	16.54%	392
2005	11.062980	12.999200	17.50%	326
2004*	10.000000	11.062980	10.63%	196
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.728685	11.292760	-3.72%	0
2010	10.083064	11.728685	16.32%	0
2009	7.169602	10.083064	40.64%	0
2008	13.571921	7.169602	-47.17%	0
2007	13.469195	13.571921	0.76%	0
2006	11.900117	13.469195	13.19%	0
2005	11.353623	11.900117	4.81%	0
2004	10.345979	11.353623	9.74%	0
2003	7.810170	10.345979	32.47%	0
2002	9.384939	7.810170	-16.78%	0

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.556827	11.112595	-3.84%	800
2010	9.953636	11.556827	16.11%	806
2009	7.089502	9.953636	40.40%	1,005
2008	13.438311	7.089502	-47.24%	1,110
2007	13.353953	13.438311	0.63%	1,075
2006	11.813561	13.353953	13.04%	1,011
2005	11.297223	11.813561	4.57%	1,361
2004	10.307965	11.297223	9.60%	1,155
2003	7.800574	10.307965	32.14%	867
2002	9.384949	7.800574	-16.88%	852
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.824451	14.251496	-9.94%	0
2010	12.665822	15.824451	24.94%	0
2009	8.144799	12.665822	55.51%	0
2008	16.884919	8.144799	-51.76%	0
2007	16.184818	16.884919	4.33%	0
2006	14.097439	16.184818	14.81%	0
2005	13.912764	14.097439	1.33%	0
2004	12.353747	13.912764	12.62%	15
2003	7.924187	12.353747	55.90%	0
2002*	10.000000	7.924187	-20.76%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.774464	13.278252	-10.13%	8,074
2010	11.836345	14.774464	24.82%	8,132
2009	7.623232	11.836345	55.27%	3,399
2008	15.839385	7.623232	-51.87%	3,059
2007	15.205458	15.839385	4.17%	3,126
2006	13.265982	15.205458	14.62%	2,802
2005	13.108544	13.265982	1.20%	2,227
2004	11.654794	13.108544	12.47%	2,685
2003	7.496143	11.654794	55.48%	3,527
2002*	10.000000	7.496143	-25.04%	167
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.907217	14.605401	5.02%	1,899
2010	11.638847	13.907217	19.49%	1,904
2009	10.010950	11.638847	16.26%	1,869
2008	13.869541	10.010950	-27.82%	2,604
2007	14.386216	13.869541	-3.59%	2,894
2006	12.399433	14.386216	16.02%	2,938
2005	12.103882	12.399433	2.44%	2,418
2004	11.012033	12.103882	9.92%	2,396
2003	8.925134	11.012033	23.38%	1,130
2002*	10.000000	8.925134	-10.75%	527
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.255758	9.003906	-2.72%	1,499
2010	8.496860	9.255758	8.93%	1,776
2009	6.602655	8.496860	28.69%	0
2008*	10.000000	6.602655	-33.97%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.420536	13.644445	-11.52%	0
2010	14.361800	15.420536	7.37%	0
2009	10.584002	14.361800	35.69%	0
2008	17.924748	10.584002	-40.95%	155
2007	15.669599	17.924748	14.39%	155
2006	13.031795	15.669599	20.24%	179
2005	11.938878	13.031795	9.15%	230
2004	10.165341	11.938878	17.45%	442
2003	7.762011	10.165341	30.96%	579
2002*	10.000000	7.762011	-22.38%	398
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.952350	10.814350	-1.26%	1,346
2010	10.118434	10.952350	8.24%	1,346
2009	7.982460	10.118434	26.76%	1,346
2008	11.565627	7.982460	-30.98%	2,129
2007	10.827988	11.565627	6.81%	2,297
2006*	10.000000	10.827988	8.28%	2,297
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.825819	10.664777	-1.49%	1,484
2010	10.029600	10.825819	7.94%	1,582
2009	7.931883	10.029600	26.45%	1,019
2008	11.521957	7.931883	-31.16%	1,374
2007	10.810898	11.521957	6.58%	1,487
2006*	10.000000	10.810898	8.11%	1,254
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.141079	17.589486	-8.11%	405
2010	17.204275	19.141079	11.26%	575
2009	12.907089	17.204275	33.29%	573
2008	21.973585	12.907089	-41.26%	863
2007	19.434178	21.973585	13.07%	916
2006	15.381132	19.434178	26.35%	943
2005	13.226036	15.381132	16.29%	1,034
2004	10.821467	13.226036	22.22%	1,090
2003	8.517087	10.821467	27.06%	1,171
2002*	10.000000	8.517087	-14.83%	562
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.738050	14.557800	-7.50%	197
2010	13.959082	15.738050	12.74%	197
2009	10.850447	13.959082	28.65%	197
2008	15.364184	10.850447	-29.38%	197
2007	14.196184	15.364184	8.23%	197
2006	12.916090	14.196184	9.91%	245
2005	12.147359	12.916090	6.33%	346
2004	10.802233	12.147359	12.45%	506
2003	8.587686	10.802233	25.79%	618
2002*	10.000000	8.587686	-14.12%	541

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.177777	10.338184	-7.51%	3,487
2010	9.462149	11.177777	18.13%	4,365
2009	5.781755	9.462149	63.66%	4,556
2008	11.500542	5.781755	-49.73%	6,875
2007	9.979956	11.500542	15.24%	6,652
2006	9.842500	9.979956	1.40%	13,007
2005	9.254808	9.842500	6.35%	14,062
2004	8.772683	9.254808	5.50%	13,001
2003	6.989521	8.772683	25.51%	13,925
2002*	10.000000	6.989521	-30.10%	11,195
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.630126	12.215815	-3.28%	11,106
2010	11.049178	12.630126	14.31%	17,943
2009	8.709296	11.049178	26.87%	16,944
2008	13.731199	8.709296	-36.57%	9,437
2007	14.230207	13.731199	-3.51%	12,545
2006	12.411219	14.230207	14.66%	14,903
2005	12.065657	12.411219	2.86%	20,193
2004	10.399752	12.065657	16.02%	18,551
2003	8.049282	10.399752	29.20%	15,967
2002*	10.000000	8.049282	-19.51%	8,184
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.744555	11.684549	-8.32%	2,509
2010	11.869547	12.744555	7.37%	2,290
2009*	10.000000	11.869547	18.70%	677
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.097145	11.004812	-0.83%	11,601
2010	10.014884	11.097145	10.81%	12,681
2009	7.287444	10.014884	37.43%	11,823
2008	11.704353	7.287444	-37.74%	8,744
2007	10.670843	11.704353	9.69%	8,669
2006	10.064911	10.670843	6.02%	4,759
2005	9.773701	10.064911	2.98%	4,142
2004	9.076852	9.773701	7.68%	4,168
2003	7.493217	9.076852	21.13%	2,191
2002*	10.000000	7.493217	-25.07%	331
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.170786	8.502374	-7.29%	10,429
2010	7.184033	9.170786	27.66%	11,835
2009	5.147796	7.184033	39.56%	9,804
2008	10.764047	5.147796	-52.18%	6,809
2007	9.949367	10.764047	8.19%	8,063
2006	9.843780	9.949367	1.07%	9,159
2005	9.686235	9.843780	1.63%	10,663
2004	8.571401	9.686235	13.01%	10,080
2003	6.350580	8.571401	34.97%	7,685
2002*	10.000000	6.350580	-36.49%	1,646

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.097365	13.351183	-11.57%	3,807
2010	11.240676	15.097365	34.31%	2,991
2009	6.983232	11.240676	60.97%	3,192
2008	11.686765	6.983232	-40.25%	2,246
2007	11.569096	11.686765	1.02%	2,013
2006	10.368561	11.569096	11.58%	2,335
2005	9.991449	10.368561	3.77%	2,896
2004	9.521578	9.991449	4.93%	2,532
2003	7.222563	9.521578	31.83%	1,964
2002*	10.000000	7.222563	-27.77%	917
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.076964	13.843511	-1.66%	7,712
2010	12.810932	14.076964	9.88%	10,032
2009	10.589141	12.810932	20.98%	8,504
2008	15.935666	10.589141	-33.55%	7,345
2007	14.991830	15.935666	6.30%	9,130
2006	12.591435	14.991830	19.06%	6,648
2005	11.969861	12.591435	5.19%	8,075
2004	10.551004	11.969861	13.45%	8,583
2003	8.563374	10.551004	23.21%	5,092
2002*	10.000000	8.563374	-14.37%	2,473
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.756923	10.439213	-2.95%	229
2010*	10.000000	10.756923	7.57%	479
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.919336	13.819552	-0.72%	0
2010	12.450830	13.919336	11.79%	123
2009*	10.000000	12.450830	24.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.282176	10.253438	-0.28%	1,867
2010	9.290525	10.282176	10.67%	1,875
2009	7.619334	9.290525	21.93%	1,558
2008	10.981885	7.619334	-30.62%	850
2007	10.472825	10.981885	4.86%	832
2006*	10.000000	10.472825	4.73%	34
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.990144	11.480144	4.46%	7,566
2010	10.494946	10.990144	4.72%	8,730
2009	9.471637	10.494946	10.80%	2,910
2008	10.636755	9.471637	-10.95%	872
2007	10.454871	10.636755	1.74%	5,445
2006*	10.000000	10.454871	4.55%	474

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.334491	10.156210	-10.40%	2,021
2010	10.307303	11.334491	9.97%	2,314
2009	7.367390	10.307303	39.90%	1,439
2008	12.152287	7.367390	-39.37%	2,670
2007	10.755666	12.152287	12.98%	3,538
2006*	10.000000	10.755666	7.56%	54
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.030959	9.446186	-5.83%	3,246
2010	8.589921	10.030959	16.78%	2,533
2009	6.264678	8.589921	37.12%	1,283
2008	11.366340	6.264678	-44.88%	3,295
2007	10.281776	11.366340	10.55%	3,066
2006*	10.000000	10.281776	2.82%	1,898
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.500979	8.211406	-3.41%	500
2010	7.753245	8.500979	9.64%	500
2009	6.004590	7.753245	29.12%	145
2008	9.812784	6.004590	-38.81%	0
2007*	10.000000	9.812784	-1.87%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.350303	13.692640	2.56%	51
2010	11.940929	13.350303	11.80%	54
2009	8.273481	11.940929	44.33%	57
2008	11.646442	8.273481	-28.96%	0
2007	11.426670	11.646442	1.92%	0
2006	10.456788	11.426670	9.28%	0
2005*	10.000000	10.456788	4.57%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.808767	7.688829	-12.71%	0
2010	7.726862	8.808767	14.00%	0
2009	5.112803	7.726862	51.13%	157
2008*	10.000000	5.112803	-48.87%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.724722	9.302740	-4.34%	0
2010	7.964638	9.724722	22.10%	0
2009	6.128718	7.964638	29.96%	0
2008*	10.000000	6.128718	-38.71%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.700646	9.271473	-4.42%	0
2010	7.946160	9.700646	22.08%	0
2009	6.126807	7.946160	29.69%	0
2008*	10.000000	6.126807	-38.73%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.222635	8.530964	-7.50%	2,066
2010	8.120150	9.222635	13.58%	2,359
2009	6.361474	8.120150	27.65%	480
2008*	10.000000	6.361474	-36.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.233697	9.975148	-2.53%	0
2010	9.381701	10.233697	9.08%	0
2009	7.924860	9.381701	18.38%	0
2008*	10.000000	7.924860	-20.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.810720	9.359029	-4.60%	0
2010	8.835230	9.810720	11.04%	0
2009	7.202203	8.835230	22.67%	0
2008*	10.000000	7.202203	-27.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.693892	10.714917	0.20%	0
2010	10.134560	10.693892	5.52%	0
2009	9.075933	10.134560	11.66%	0
2008*	10.000000	9.075933	-9.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.022954	9.671916	-3.50%	0
2010	9.108906	10.022954	10.03%	0
2009	7.560267	9.108906	20.48%	0
2008*	10.000000	7.560267	-24.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.574904	9.018302	-5.81%	0
2010	8.552690	9.574904	11.95%	0
2009	6.838895	8.552690	25.06%	0
2008*	10.000000	6.838895	-31.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.402177	10.249814	-1.46%	0
2010	9.656186	10.402177	7.73%	0
2009	8.305104	9.656186	16.27%	0
2008*	10.000000	8.305104	-16.95%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.215326	11.811888	5.32%	0
2010	10.603308	11.215326	5.77%	0
2009	9.865476	10.603308	7.48%	0
2008*	10.000000	9.865476	-1.35%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.141529	11.694912	4.97%	722
2010	10.561020	11.141529	5.50%	722
2009	9.843611	10.561020	7.29%	722
2008*	10.000000	9.843611	-1.56%	1,214

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.103098	12.681415	4.78%	564
2010	11.330708	12.103098	6.82%	0
2009	9.849433	11.330708	15.04%	0
2008*	10.000000	9.849433	-1.51%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	30.233872	23.121521	-23.52%	412
2010	26.399961	30.233872	14.52%	420
2009	16.384074	26.399961	61.13%	418
2008	39.418420	16.384074	-58.44%	418
2007	27.480680	39.418420	43.44%	420
2006	20.403823	27.480680	34.68%	420
2005	15.605517	20.403823	30.75%	433
2004	13.114772	15.605517	18.99%	909
2003	8.061145	13.114772	62.69%	509
2002*	10.000000	8.061145	-19.39%	287
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.929173	17.536403	-23.52%	10,718
2010	20.025713	22.929173	14.50%	15,858
2009	12.428164	20.025713	61.13%	10,289
2008	29.853774	12.428164	-58.37%	7,543
2007	20.775660	29.853774	43.70%	7,044
2006	15.398240	20.775660	34.92%	1,844
2005	11.763108	15.398240	30.90%	3,036
2004*	10.000000	11.763108	17.63%	541
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.753974	14.575291	5.97%	27,339
2010	13.285719	13.753974	3.52%	34,917
2009	13.095033	13.285719	1.46%	26,396
2008	12.304245	13.095033	6.43%	25,111
2007	11.622505	12.304245	5.87%	30,474
2006	11.382939	11.622505	2.10%	32,394
2005	11.156713	11.382939	2.03%	34,346
2004	10.935485	11.156713	2.02%	37,353
2003	10.851249	10.935485	0.78%	38,810
2002*	10.000000	10.851249	8.51%	15,020
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.801852	6.937571	-11.08%	508
2010	6.987917	7.801852	11.65%	508
2009	5.463669	6.987917	27.90%	508
2008*	10.000000	5.463669	-45.36%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.951311	13.242325	-5.08%	10,261
2010	12.318598	13.951311	13.25%	11,339
2009	9.801614	12.318598	25.68%	9,566
2008	15.708284	9.801614	-37.60%	6,425
2007	15.006016	15.708284	4.68%	8,144
2006	12.995630	15.006016	15.47%	10,589
2005	12.186455	12.995630	6.64%	10,802
2004	10.817200	12.186455	12.66%	10,362
2003	8.302620	10.817200	30.29%	37,164
2002*	10.000000	8.302620	-16.97%	33,416
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.527985	12.487474	-0.32%	0
2010	11.546847	12.527985	8.50%	0
2009*	10.000000	11.546847	15.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.400366	13.116007	-2.12%	0
2010	12.106579	13.400366	10.69%	0
2009*	10.000000	12.106579	21.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.779899	12.996949	1.70%	78,692
2010	12.215298	12.779899	4.62%	91,375
2009	11.334021	12.215298	7.78%	81,472
2008	12.206889	11.334021	-7.15%	82,697
2007	11.725008	12.206889	4.11%	103,386
2006	11.178012	11.725008	4.89%	115,771
2005	10.951266	11.178012	2.07%	125,381
2004	10.591514	10.951266	3.40%	131,308
2003	9.934655	10.591514	6.61%	181,427
2002*	10.000000	9.934655	-0.65%	88,751
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.623333	13.454751	-1.24%	123,776
2010	12.431951	13.623333	9.58%	138,724
2009	10.561887	12.431951	17.71%	153,791
2008	13.918823	10.561887	-24.12%	163,080
2007	13.334156	13.918823	4.38%	358,174
2006	12.119712	13.334156	10.02%	418,603
2005	11.644215	12.119712	4.08%	512,854
2004	10.759598	11.644215	8.22%	538,379
2003	9.071289	10.759598	18.61%	482,026
2002*	10.000000	9.071289	-9.29%	114,290

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.960115	13.499618	-3.30%	59,553
2010	12.522431	13.960115	11.48%	66,489
2009	10.189143	12.522431	22.90%	64,265
2008	15.031628	10.189143	-32.22%	53,690
2007	14.333617	15.031628	4.87%	78,504
2006	12.665572	14.333617	13.17%	82,847
2005	11.972274	12.665572	5.79%	90,515
2004	10.810384	11.972274	10.75%	97,293
2003	8.639648	10.810384	25.13%	90,980
2002*	10.000000	8.639648	-13.60%	11,041
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.381370	13.493812	0.84%	45,808
2010	12.480911	13.381370	7.21%	51,594
2009	11.026844	12.480911	13.19%	51,942
2008	13.137185	11.026844	-16.06%	38,827
2007	12.561588	13.137185	4.58%	41,226
2006	11.726083	12.561588	7.13%	44,914
2005	11.358572	11.726083	3.24%	57,187
2004	10.728470	11.358572	5.87%	56,716
2003	9.550437	10.728470	12.33%	57,399
2002*	10.000000	9.550437	-4.50%	17,949
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.926167	13.452045	-3.40%	1,098
2010	12.955200	13.926167	7.49%	1,098
2009*	10.000000	12.955200	29.55%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.866543	13.358654	-3.66%	72,515
2010	12.933378	13.866543	7.22%	81,852
2009*	10.000000	12.933378	29.33%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.056999	16.423941	-3.71%	0
2010	13.679703	17.056999	24.69%	0
2009	10.124519	13.679703	35.11%	0
2008	16.128740	10.124519	-37.23%	846
2007	15.178289	16.128740	6.26%	691
2006	13.979647	15.178289	8.57%	848
2005	12.621849	13.979647	10.76%	712
2004	11.038540	12.621849	14.34%	558
2003	8.297335	11.038540	33.04%	329
2002*	10.000000	8.297335	-17.03%	0

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.975442	15.361373	-3.84%	5,675
2010	12.846519	15.975442	24.36%	6,098
2009	9.525610	12.846519	34.86%	4,625
2008	15.210850	9.525610	-37.38%	6,305
2007	14.339532	15.210850	6.08%	7,105
2006	13.224790	14.339532	8.43%	6,944
2005	11.961767	13.224790	10.56%	15,642
2004	10.481865	11.961767	14.12%	11,675
2003	7.899638	10.481865	32.69%	5,303
2002*	10.000000	7.899638	-21.00%	1,229
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.574069	10.447534	-1.20%	74,745
2010	10.702480	10.574069	-1.20%	88,856
2009	10.827926	10.702480	-1.16%	119,283
2008	10.738895	10.827926	0.83%	92,278
2007	10.372902	10.738895	3.53%	60,377
2006	10.043543	10.372902	3.28%	51,467
2005	9.901028	10.043543	1.44%	49,401
2004	9.940629	9.901028	-0.40%	25,543
2003	9.998808	9.940629	-0.58%	41,528
2002*	10.000000	9.998808	-0.01%	7,668
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.185799	8.202376	-10.71%	0
2010	8.169481	9.185799	12.44%	0
2009	6.075137	8.169481	34.47%	0
2008*	10.000000	6.075137	-39.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.222117	9.301005	-17.12%	0
2010	10.704053	11.222117	4.84%	0
2009	8.344274	10.704053	28.28%	0
2008	15.737518	8.344274	-46.98%	0
2007	15.476041	15.737518	1.69%	0
2006	12.760830	15.476041	21.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.029388	9.110147	-17.40%	4,191
2010	10.546256	11.029388	4.58%	4,262
2009	8.243270	10.546256	27.94%	3,013
2008	15.581440	8.243270	-47.10%	1,518
2007	15.357349	15.581440	1.46%	897
2006	12.698168	15.357349	20.94%	2,387
2005	11.495414	12.698168	10.46%	1,217
2004*	10.000000	11.495414	14.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.190355	8.786769	-4.39%	0
2010	8.063498	9.190355	13.97%	0
2009	6.309452	8.063498	27.80%	101
2008*	10.000000	6.309452	-36.91%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.830785	8.193456	-7.22%	15,686
2010	7.927560	8.830785	11.39%	16,865
2009	6.297572	7.927560	25.88%	15,528
2008*	10.000000	6.297572	-37.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.729110	9.184736	-5.60%	967
2010	7.786307	9.729110	24.95%	967
2009	6.219739	7.786307	25.19%	967
2008*	10.000000	6.219739	-37.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.213593	9.857019	-3.49%	0
2010	8.641112	10.213593	18.20%	0
2009	6.703532	8.641112	28.90%	0
2008*	10.000000	6.703532	-32.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.191699	9.982934	-2.05%	2,865
2010	8.245430	10.191699	23.60%	2,861
2009	6.561691	8.245430	25.66%	2,173
2008	12.422514	6.561691	-47.18%	5,037
2007	11.483259	12.422514	8.18%	5,656
2006	11.285446	11.483259	1.75%	5,423
2005	10.602014	11.285446	6.45%	4,333
2004	9.482132	10.602014	11.81%	4,119
2003	7.158810	9.482132	32.45%	4,112
2002*	10.000000	7.158810	-28.41%	730
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.635937	14.665357	-6.21%	72
2010	12.500105	15.635937	25.09%	74
2009	10.024103	12.500105	24.70%	108
2008	14.954126	10.024103	-32.97%	518
2007	16.257619	14.954126	-8.02%	463
2006	14.028494	16.257619	15.89%	451
2005	13.775098	14.028494	1.84%	360
2004	11.886226	13.775098	15.89%	356
2003	7.669773	11.886226	54.97%	275
2002*	10.000000	7.669773	-23.30%	164
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.239479	13.301737	-6.59%	3,438
2010	11.395433	14.239479	24.96%	4,412
2009	9.164014	11.395433	24.35%	3,960
2008	13.700915	9.164014	-33.11%	6,056
2007	14.948908	13.700915	-8.35%	6,904
2006	12.920910	14.948908	15.70%	7,584
2005	12.723524	12.920910	1.55%	6,606
2004	11.007203	12.723524	15.59%	6,475
2003	7.121106	11.007203	54.57%	6,381
2002*	10.000000	7.121106	-28.79%	1,663

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.803578	15.679427	-6.69%	398
2010	13.571319	16.803578	23.82%	379
2009	10.197439	13.571319	33.09%	202
2008	16.698478	10.197439	-38.93%	202
2007	16.549558	16.698478	0.90%	202
2006	14.950245	16.549558	10.70%	202
2005	13.471926	14.950245	10.97%	0
2004	11.456254	13.471926	17.59%	15
2003	8.222797	11.456254	39.32%	0
2002*	10.000000	8.222797	-17.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.890381	15.719685	-6.93%	5,597
2010	13.678550	16.890381	23.48%	6,483
2009	10.298839	13.678550	32.82%	5,672
2008	16.909805	10.298839	-39.10%	6,399
2007	16.798059	16.909805	0.67%	6,884
2006	15.213612	16.798059	10.41%	5,804
2005	13.747331	15.213612	10.67%	5,481
2004	11.713925	13.747331	17.36%	4,886
2003	8.431747	11.713925	38.93%	5,129
2002*	10.000000	8.431747	-15.68%	1,076
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.110228	9.035171	-0.82%	1,466
2010	8.143919	9.110228	11.87%	1,527
2009	6.565028	8.143919	24.05%	1,013
2008	11.380442	6.565028	-42.31%	0
2007	10.676665	11.380442	6.59%	0
2006*	10.000000	10.676665	6.77%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.242303	9.692167	4.87%	6,392
2010	7.205672	9.242303	28.26%	6,916
2009	5.588046	7.205672	28.95%	3,891
2008*	10.000000	5.588046	-44.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.562393	10.571451	0.09%	3
2010	10.438093	10.562393	1.19%	968
2009	9.863610	10.438093	5.82%	3
2008*	10.000000	9.863610	-1.36%	1,195
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.585442	11.754706	-13.48%	0
2010	12.929827	13.585442	5.07%	0
2009*	10.000000	12.929827	29.30%	0

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.428283	12.858771	-4.24%	551
2010	11.062852	13.428283	21.38%	13
2009	8.519760	11.062852	29.85%	0
2008	14.240089	8.519760	-40.17%	0
2007	13.394228	14.240089	6.32%	0
2006	11.922729	13.394228	12.34%	0
2005	11.292761	11.922729	5.58%	2,747
2004*	10.000000	11.292761	12.93%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.916078	13.518824	-9.37%	63
2010	13.017621	14.916078	14.58%	67
2009	9.431646	13.017621	38.02%	103
2008	15.962319	9.431646	-40.91%	238
2007	15.194288	15.962319	5.05%	176
2006	13.066959	15.194288	16.28%	187
2005	11.566789	13.066959	12.97%	7
2004*	10.000000	11.566789	15.67%	47
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.670717	13.263990	-9.59%	6,168
2010	12.837428	14.670717	14.28%	8,532
2009	9.322219	12.837428	37.71%	7,476
2008	15.817473	9.322219	-41.06%	5,289
2007	15.096033	15.817473	4.78%	8,315
2006	13.014465	15.096033	15.99%	5,207
2005	11.549668	13.014465	12.68%	3,769
2004*	10.000000	11.549668	15.50%	2,717
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.973024	15.379485	-9.39%	0
2010	14.813982	16.973024	14.57%	0
2009	10.727409	14.813982	38.09%	0
2008	18.153538	10.727409	-40.91%	0
2007	17.283089	18.153538	5.04%	0
2006	14.862873	17.283089	16.28%	0
2005	13.159959	14.862873	12.94%	0
2004	11.177715	13.159959	17.73%	67
2003	7.910271	11.177715	41.31%	75
2002*	10.000000	7.910271	-20.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.620552	15.021217	-9.62%	2,476
2010	14.539188	16.620552	14.32%	2,500
2009	10.559955	14.539188	37.68%	2,544
2008	17.912823	10.559955	-41.05%	2,547
2007	17.092177	17.912823	4.80%	3,507
2006	14.739829	17.092177	15.96%	5,003
2005	13.079373	14.739829	12.70%	6,010
2004	11.135914	13.079373	17.45%	6,554
2003	7.889533	11.135914	41.15%	8,342
2002*	10.000000	7.889533	-21.10%	3,612

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.946560	16.852405	-0.56%	17,457
2010	14.944641	16.946560	13.40%	22,561
2009	12.774578	14.944641	16.99%	19,405
2008	15.119884	12.774578	-15.51%	17,046
2007	13.970081	15.119884	8.23%	19,099
2006	13.185505	13.970081	5.95%	13,942
2005	13.022366	13.185505	1.25%	14,157
2004	12.155344	13.022366	7.13%	12,309
2003	10.501064	12.155344	15.75%	12,332
2002*	10.000000	10.501064	5.01%	2,246
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.835976	2.749348	-3.05%	0
2010	2.502869	2.835976	13.31%	0
2009	1.998588	2.502869	25.23%	0
2008	9.583349	1.998588	-79.15%	0
2007*	10.000000	9.583349	-4.17%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.050166	3.908152	-3.51%	354
2010	3.570450	4.050166	13.44%	354
2009	2.883731	3.570450	23.81%	193
2008	13.685603	2.883731	-78.93%	193
2007	13.866831	13.685603	-1.31%	193
2006	12.826148	13.866831	8.11%	193
2005	12.687949	12.826148	1.09%	193
2004	11.785309	12.687949	7.66%	252
2003	9.622919	11.785309	22.47%	126
2002*	10.000000	9.622919	-3.77%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.760246	11.582873	-1.51%	23,668
2010	10.276648	11.760246	14.44%	29,292
2009	8.126512	10.276648	26.46%	26,743
2008	13.401983	8.126512	-39.36%	27,296
2007	13.024909	13.401983	2.90%	34,789
2006	11.487324	13.024909	13.39%	32,115
2005	10.995245	11.487324	4.48%	33,631
2004	10.196292	10.995245	7.84%	32,946
2003	8.162175	10.196292	24.92%	29,745
2002*	10.000000	8.162175	-18.38%	4,720
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.183127	16.601735	-3.38%	159
2010	14.093022	17.183127	21.93%	187
2009	10.396980	14.093022	35.55%	201
2008	16.926752	10.396980	-38.58%	467
2007	17.343290	16.926752	-2.40%	851
2006	15.264079	17.343290	13.62%	888
2005	14.054592	15.264079	8.61%	778
2004	11.911933	14.054592	17.99%	1,040
2003	8.351517	11.911933	42.63%	817
2002*	10.000000	8.351517	-16.48%	538

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.805330	9.457041	-3.55%	3,992
2010	8.064887	9.805330	21.58%	3,232
2009	5.963378	8.064887	35.24%	2,641
2008	9.735944	5.963378	-38.75%	2,175
2007	9.993957	9.735944	-2.58%	1,645
2006*	10.000000	9.993957	-0.06%	316
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.754996	12.591802	7.12%	0
2010	10.878232	11.754996	8.06%	0
2009*	10.000000	10.878232	8.78%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.387689	11.364804	-0.20%	0
2010	10.957755	11.387689	3.92%	911
2009*	10.000000	10.957755	9.58%	341
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.128155	12.368909	-5.78%	399
2010	11.617207	13.128155	13.01%	404
2009	9.057951	11.617207	28.25%	410
2008	14.955422	9.057951	-39.43%	415
2007	16.111000	14.955422	-7.17%	3,347
2006	14.067815	16.111000	14.52%	3,534
2005	13.530767	14.067815	3.97%	611
2004	12.325519	13.530767	9.78%	611
2003*	10.000000	12.325519	23.26%	337
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.142902	10.786458	-17.93%	0
2010	12.090263	13.142902	8.71%	0
2009	9.818464	12.090263	23.14%	0
2008	17.730847	9.818464	-44.62%	0
2007	16.561674	17.730847	7.06%	0
2006	13.124276	16.561674	26.19%	0
2005	11.839133	13.124276	10.86%	0
2004	10.312729	11.839133	14.80%	8
2003	8.121124	10.312729	26.99%	13
2002*	10.000000	8.121124	-18.79%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.634139	13.775478	-5.87%	0
2010	11.756882	14.634139	24.47%	0
2009	9.046946	11.756882	29.95%	0
2008	15.100979	9.046946	-40.09%	0
2007	17.512988	15.100979	-13.77%	0
2006	15.111579	17.512988	15.89%	178
2005	14.289772	15.111579	5.75%	178
2004	11.459271	14.289772	24.70%	178
2003	7.750466	11.459271	47.85%	96
2002*	10.000000	7.750466	-22.50%	0

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.338080	11.637814	-18.83%	1,625
2010	12.013523	14.338080	19.35%	1,271
2009	7.418954	12.013523	61.93%	937
2008	11.925411	7.418954	-37.79%	192
2007	11.439545	11.925411	4.25%	834
2006	10.981220	11.439545	4.17%	153
2005	10.515585	10.981220	4.43%	153
2004	10.133319	10.515585	3.77%	785
2003	8.211008	10.133319	23.41%	400
2002*	10.000000	8.211008	-17.89%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.488067	11.963898	4.14%	575
2010	10.881299	11.488067	5.58%	805
2009	10.068937	10.881299	8.07%	24
2008	11.381208	10.068937	-11.53%	24
2007	10.948841	11.381208	3.95%	24
2006	10.700418	10.948841	2.32%	24
2005	10.420103	10.700418	2.69%	24
2004	10.133903	10.420103	2.82%	24
2003*	10.000000	10.133903	1.34%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.402783	15.461387	-5.74%	553
2010	13.095791	16.402783	25.25%	553
2009*	10.000000	13.095791	30.96%	0
Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.624595	11.786531	-6.64%	18,367
2010	11.558211	12.624595	9.23%	23,561
2009	9.312534	11.558211	24.11%	24,926
2008	13.289819	9.312534	-31.20%	34,322
2007	12.584941	13.289819	5.60%	46,549
2006	11.535375	12.584941	9.10%	51,225
2005	11.226467	11.535375	2.75%	55,958
2004	10.725882	11.226467	4.67%	58,613
2003	9.255939	10.725882	15.88%	50,969
2002*	10.000000	9.255939	-7.44%	3,237

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.044322	11.568614	4.75%	11,269
2010	9.915030	11.044322	11.39%	11,086
2009	8.342847	9.915030	18.84%	11,100
2008	14.245891	8.342847	-41.44%	12,526
2007	13.758509	14.245891	3.54%	14,829
2006	11.909464	13.758509	15.53%	24,207
2005	11.529865	11.909464	3.29%	21,218
2004	10.497761	11.529865	9.83%	18,890
2003	8.042215	10.497761	30.53%	16,593
2002*	10.000000	8.042215	-19.58%	10,652
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.644073	13.241414	-20.44%	382
2010	16.159835	16.644073	3.00%	1,274
2009	12.179664	16.159835	32.68%	1,545
2008	26.401735	12.179664	-53.87%	439
2007	25.324097	26.401735	4.26%	1,178
2006	18.978633	25.324097	33.43%	1,178
2005	16.493404	18.978633	15.07%	1,533
2004	13.373439	16.493404	23.33%	2,079
2003	9.407855	13.373439	42.15%	3,452
2002*	10.000000	9.407855	-5.92%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.538746	10.016660	-4.95%	0
2010	9.716763	10.538746	8.46%	0
2009	7.176766	9.716763	35.39%	0
2008	12.076870	7.176766	-40.57%	196
2007	10.765000	12.076870	12.19%	196
2006	10.971231	10.765000	-1.88%	196
2005	9.673815	10.971231	13.41%	196
2004	9.041721	9.673815	6.99%	1,380
2003	7.421847	9.041721	21.83%	1,380
2002*	10.000000	7.421847	-25.78%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.695726	17.773029	-9.76%	4,215
2010	15.755553	19.695726	25.01%	4,887
2009	11.184101	15.755553	40.87%	12,143
2008	17.627144	11.184101	-36.55%	12,222
2007	17.582915	17.627144	0.25%	16,948
2006	15.590727	17.582915	12.78%	20,884
2005	14.805699	15.590727	5.30%	21,043
2004	12.591356	14.805699	17.59%	19,367
2003	9.049907	12.591356	39.13%	15,885
2002*	10.000000	9.049907	-9.50%	7,666
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.089237	12.455436	-4.84%	24,345
2010	12.076097	13.089237	8.39%	24,485
2009*	10.000000	12.076097	20.76%	140

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.488456	16.374398	-0.69%	0
2010	13.269808	16.488456	24.26%	0
2009	10.747949	13.269808	23.46%	0
2008	15.754537	10.747949	-31.78%	0
2007	16.060237	15.754537	-1.90%	0
2006	14.214513	16.060237	12.98%	656
2005	13.422995	14.214513	5.90%	2,676
2004	11.152207	13.422995	20.36%	2,676
2003	8.196568	11.152207	36.06%	2,676
2002*	10.000000	8.196568	-18.03%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.817443	11.775210	-0.36%	0
2010	10.422722	11.817443	13.38%	0
2009	7.890994	10.422722	32.08%	0
2008	12.186058	7.890994	-35.25%	0
2007	11.449731	12.186058	6.43%	183
2006	10.617386	11.449731	7.84%	183
2005	10.376238	10.617386	2.32%	183
2004	9.893158	10.376238	4.88%	183
2003	7.950795	9.893158	24.43%	183
2002*	10.000000	7.950795	-20.49%	183
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.616851	12.693406	0.61%	0
2010	11.125604	12.616851	13.40%	0
2009	8.917953	11.125604	24.76%	0
2008	14.367261	8.917953	-37.93%	0
2007	13.823645	14.367261	3.93%	0
2006	12.119803	13.823645	14.06%	0
2005	11.722794	12.119803	3.39%	0
2004	10.729485	11.722794	9.26%	2,782
2003	8.464376	10.729485	26.76%	2,782
2002*	10.000000	8.464376	-15.36%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.017573	14.067015	0.35%	8,502
2010	12.393311	14.017573	13.11%	11,275
2009	9.956924	12.393311	24.47%	11,277
2008	16.086824	9.956924	-38.11%	10,872
2007	15.517049	16.086824	3.67%	12,002
2006	13.638962	15.517049	13.77%	12,158
2005	13.224785	13.638962	3.13%	11,296
2004	12.135829	13.224785	8.97%	18,320
2003*	10.000000	12.135829	21.36%	10,227

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.364697	10.604672	-6.69%	2,491
2010	10.183788	11.364697	11.60%	2,790
2009	9.104860	10.183788	11.85%	1,490
2008	13.109449	9.104860	-30.55%	1,490
2007	12.108819	13.109449	8.26%	614
2006	10.590315	12.108819	14.34%	614
2005	10.545217	10.590315	0.43%	614
2004	9.969861	10.545217	5.77%	0
2003	8.149979	9.969861	22.33%	0
2002*	10.000000	8.149979	-18.50%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.128233	18.783406	3.61%	3,751
2010	16.049272	18.128233	12.95%	4,588
2009	10.658909	16.049272	50.57%	6,753
2008	14.605138	10.658909	-27.02%	8,335
2007	14.334418	14.605138	1.89%	10,819
2006	13.128075	14.334418	9.19%	12,417
2005	12.998548	13.128075	1.00%	12,417
2004	11.949002	12.998548	8.78%	12,052
2003	9.935042	11.949002	20.27%	8,669
2002*	10.000000	9.935042	-0.65%	4,517
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.984490	14.123980	1.00%	0
2010	13.051524	13.984490	7.15%	0
2009	10.974137	13.051524	18.93%	0
2008	11.986621	10.974137	-8.45%	0
2007	11.519034	11.986621	4.06%	0
2006	11.199209	11.519034	2.86%	6,737
2005	11.195327	11.199209	0.03%	1,277
2004	10.940982	11.195327	2.32%	2,996
2003	10.587603	10.940982	3.34%	3,778
2002*	10.000000	10.587603	5.88%	828
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.846849	13.946401	0.72%	18,323
2010	12.949605	13.846849	6.93%	18,427
2009	10.913751	12.949605	18.65%	17,661
2008	11.954832	10.913751	-8.71%	25,140
2007	11.515084	11.954832	3.82%	24,562
2006	11.220622	11.515084	2.62%	27,526
2005	11.251213	11.220622	-0.27%	19,021
2004	11.027541	11.251213	2.03%	30,108
2003	10.692425	11.027541	3.13%	27,609
2002*	10.000000	10.692425	6.92%	4,197

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.917792	12.413724	-3.90%	0
2010	11.460562	12.917792	12.72%	0
2009	9.000753	11.460562	27.33%	0
2008	12.805348	9.000753	-29.71%	0
2007	11.241771	12.805348	13.91%	0
2006	10.615607	11.241771	5.90%	2,839
2005	10.343320	10.615607	2.63%	3,032
2004	9.941486	10.343320	4.04%	3,032
2003	8.538358	9.941486	16.43%	3,032
2002	9.486258	8.538358	-9.99%	3,032
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.001215	11.517776	-4.03%	1,768
2010	10.664014	12.001215	12.54%	1,768
2009	8.386849	10.664014	27.15%	4,488
2008	11.946385	8.386849	-29.80%	7,576
2007	10.504425	11.946385	13.73%	10,902
2006	9.928543	10.504425	5.80%	11,389
2005	9.687607	9.928543	2.49%	11,620
2004	9.327298	9.687607	3.86%	17,032
2003	8.027416	9.327298	16.19%	17,330
2002	8.935877	8.027416	-10.17%	17,496
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.951228	10.137121	-7.43%	127
2010	9.545643	10.951228	14.72%	127
2009	7.279562	9.545643	31.13%	127
2008	11.496546	7.279562	-36.68%	127
2007	9.794240	11.496546	17.38%	127
2006	9.282145	9.794240	5.52%	127
2005	9.055975	9.282145	2.50%	127
2004	8.663508	9.055975	4.53%	127
2003	7.124031	8.663508	21.61%	127
2002	8.541650	7.124031	-16.60%	127
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.001865	9.239012	-7.63%	361
2010	8.729581	10.001865	14.57%	361
2009	6.676298	8.729581	30.75%	364
2008	10.554353	6.676298	-36.74%	3,290
2007	9.012199	10.554353	17.11%	3,520
2006	8.550975	9.012199	5.39%	3,340
2005	8.360834	8.550975	2.27%	4,958
2004	8.015347	8.360834	4.31%	5,086
2003	6.597558	8.015347	21.49%	5,694
2002	7.937310	6.597558	-16.88%	5,705

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.490085	11.868221	-4.98%	0
2010	10.719752	12.490085	16.51%	0
2009	7.845946	10.719752	36.63%	0
2008	12.042565	7.845946	-34.85%	0
2007	11.199230	12.042565	7.53%	0
2006	10.158230	11.199230	10.25%	1,502
2005	9.740078	10.158230	4.29%	1,707
2004	9.356061	9.740078	4.10%	1,707
2003	8.061477	9.356061	16.06%	1,707
2002	8.946767	8.061477	-9.90%	1,707
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.800070	12.156778	-5.03%	6,674
2010	11.007475	12.800070	16.29%	7,074
2009	8.058551	11.007475	36.59%	7,410
2008	12.392495	8.058551	-34.97%	2,300
2007	11.543648	12.392495	7.35%	9,716
2006	10.483849	11.543648	10.11%	10,837
2005	10.060212	10.483849	4.21%	16,337
2004	9.688903	10.060212	3.83%	23,328
2003	8.356520	9.688903	15.94%	22,782
2002	9.292439	8.356520	-10.07%	21,702
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.988295	8.637861	-3.90%	0
2010	7.709344	8.988295	16.59%	0
2009	5.743954	7.709344	34.22%	0
2008	9.890423	5.743954	-41.92%	0
2007	9.367545	9.890423	5.58%	0
2006	8.321319	9.367545	12.57%	0
2005	6.965043	8.321319	19.47%	0
2004	6.964421	6.965043	0.01%	0
2003	5.634007	6.964421	23.61%	0
2002	6.149686	5.634007	-8.39%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.847018	8.494824	-3.98%	8,252
2010	7.593226	8.847018	16.51%	8,289
2009	5.662734	7.593226	34.09%	8,402
2008	9.777135	5.662734	-42.08%	9,792
2007	9.277240	9.777135	5.39%	10,022
2006	8.254065	9.277240	12.40%	2,624
2005	6.926141	8.254065	19.17%	2,608
2004	6.925021	6.926141	0.02%	3,457
2003	5.614068	6.925021	23.35%	3,166
2002	6.149688	5.614068	-8.71%	3,457

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.112413	11.068037	-0.40%	636
2010	9.777722	11.112413	13.65%	951
2009	7.614707	9.777722	28.41%	1,242
2008	13.458833	7.614707	-43.42%	1,259
2007	13.439607	13.458833	0.14%	1,278
2006	11.333500	13.439607	18.58%	2,026
2005	10.851726	11.333500	4.44%	4,715
2004	9.866061	10.851726	9.99%	1,328
2003	7.672279	9.866061	28.59%	1,795
2002	9.360599	7.672279	-18.04%	1,824
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.893705	11.822262	-0.60%	64,809
2010	10.480724	11.893705	13.48%	73,767
2009	8.171452	10.480724	28.26%	86,086
2008	14.470040	8.171452	-43.53%	92,847
2007	14.470075	14.470040	0.00%	107,662
2006	12.217818	14.470075	18.43%	135,745
2005	11.719220	12.217818	4.25%	124,745
2004	10.669046	11.719220	9.84%	129,187
2003	8.308933	10.669046	28.40%	115,367
2002	10.156195	8.308933	-18.19%	59,126
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.666292	9.696020	0.31%	2,305
2010	8.536858	9.666292	13.23%	2,567
2009	6.798419	8.536858	25.57%	2,567
2008	11.824172	6.798419	-42.50%	2,567
2007	10.691587	11.824172	10.59%	3,497
2006	9.580093	10.691587	11.60%	6,817
2005	9.021879	9.580093	6.19%	6,895
2004	8.639037	9.021879	4.43%	6,728
2003	7.077979	8.639037	22.06%	6,720
2002	8.603875	7.077979	-17.73%	6,475
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.768484	9.777713	0.09%	15,203
2010	8.635778	9.768484	13.12%	16,813
2009	6.885051	8.635778	25.43%	18,384
2008	12.000225	6.885051	-42.63%	13,090
2007	10.864635	12.000225	10.45%	22,776
2006	9.748534	10.864635	11.45%	31,595
2005	9.191409	9.748534	6.06%	43,653
2004	8.820550	9.191409	4.20%	50,018
2003	7.235744	8.820550	21.90%	54,373
2002	8.811766	7.235744	-17.89%	52,151

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.046250	8.946023	-1.11%	3,903
2010	7.384264	9.046250	22.51%	4,073
2009	5.835246	7.384264	26.55%	4,520
2008	11.199007	5.835246	-47.89%	4,520
2007	8.939439	11.199007	25.28%	4,379
2006	8.481329	8.939439	5.40%	5,875
2005	8.127305	8.481329	4.36%	7,908
2004	7.970074	8.127305	1.97%	8,363
2003	6.078297	7.970074	31.12%	8,475
2002	8.818451	6.078297	-31.07%	8,194
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.943616	6.854770	-1.28%	23,959
2010	5.676843	6.943616	22.31%	25,635
2009	4.492403	5.676843	26.37%	20,166
2008	8.633956	4.492403	-47.97%	21,867
2007	6.903391	8.633956	25.07%	27,301
2006	6.559415	6.903391	5.24%	38,842
2005	6.295773	6.559415	4.19%	61,672
2004	6.182424	6.295773	1.83%	75,747
2003	4.723531	6.182424	30.89%	80,259
2002	6.862459	4.723531	-31.17%	71,928
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.621856	9.544189	-10.15%	0
2011	10.621856	9.544189	-10.15%	0
2010	8.626432	10.621856	23.13%	0
2009	6.251861	8.626432	37.98%	0
2008	12.383562	6.251861	-49.51%	0
2007	10.672198	12.383562	16.04%	0
2006	9.967373	10.672198	7.07%	0
2005	9.347377	9.967373	6.63%	0
2004	8.587426	9.347377	8.85%	0
2003	6.664736	8.587426	28.85%	0
2002	9.162125	6.664736	-27.26%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.386456	9.311640	-10.35%	99
2010	8.435735	10.386456	23.12%	99
2009	6.131232	8.435735	37.59%	896
2008	12.151486	6.131232	-49.54%	896
2007	10.489539	12.151486	15.84%	1,274
2006	9.808680	10.489539	6.94%	2,236
2005	9.218873	9.808680	6.40%	2,452
2004	8.489838	9.218873	8.59%	2,464
2003	6.598853	8.489838	28.66%	2,728
2002	9.106521	6.598853	-27.54%	1,766

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.900268	12.213208	2.63%	0
2010	10.590629	11.900268	12.37%	0
2009	7.459329	10.590629	41.98%	185
2008	10.080268	7.459329	-26.00%	185
2007	9.944389	10.080268	1.37%	185
2006	9.057487	9.944389	9.79%	710
2005	8.946097	9.057487	1.25%	803
2004	8.275781	8.946097	8.10%	817
2003	6.600332	8.275781	25.38%	837
2002	6.450489	6.600332	2.32%	860
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.700166	13.007807	2.42%	8,103
2010	11.313950	12.700166	12.25%	8,548
2009	7.986069	11.313950	41.67%	13,890
2008	10.803258	7.986069	-26.08%	14,928
2007	10.669523	10.803258	1.25%	22,195
2006	9.731347	10.669523	9.64%	27,909
2005	9.631481	9.731347	1.04%	30,307
2004	8.916676	9.631481	8.02%	29,693
2003	7.123619	8.916676	25.17%	30,825
2002	6.983409	7.123619	2.01%	9,761
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.543214	11.814368	2.35%	2,120
2010	10.272581	11.543214	12.37%	2,454
2009	7.249305	10.272581	41.70%	1,129
2008	9.812086	7.249305	-26.12%	1,823
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.585583	11.898203	2.70%	0
2010	10.321979	11.585583	12.24%	0
2009	7.262190	10.321979	42.13%	0
2008	9.802731	7.262190	-25.92%	0
2007*	10.000000	9.802731	-1.97%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.741312	9.815934	0.77%	3,854
2010	8.576131	9.741312	13.59%	3,921
2009	6.859598	8.576131	25.02%	4,589
2008	11.025966	6.859598	-37.79%	8,066
2007	10.590256	11.025966	4.11%	11,227
2006	9.266423	10.590256	14.29%	12,519
2005	8.951572	9.266423	3.52%	17,048
2004	8.194979	8.951572	9.23%	18,225
2003	6.462661	8.194979	26.81%	22,885
2002	8.417305	6.462661	-23.22%	25,909

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.772197	17.777815	6.00%	2,060
2010	15.754838	16.772197	6.46%	2,273
2009	13.786567	15.754838	14.28%	3,328
2008	14.429981	13.786567	-4.46%	4,350
2007	14.004814	14.429981	3.04%	2,634
2006	13.590545	14.004814	3.05%	10,903
2005	13.466937	13.590545	0.92%	17,521
2004	13.055709	13.466937	3.15%	17,859
2003	12.566969	13.055709	3.89%	18,665
2002	11.533137	12.566969	8.96%	20,318
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	39.549044	34.870028	-11.83%	519
2010	31.117572	39.549044	27.10%	575
2009	22.505727	31.117572	38.27%	575
2008	37.676446	22.505727	-40.27%	519
2007	33.039180	37.676446	14.04%	552
2006	29.715034	33.039180	11.19%	1,243
2005	25.455966	29.715034	16.73%	2,541
2004	20.660078	25.455966	23.21%	2,739
2003	15.102965	20.660078	36.79%	2,698
2002	16.973973	15.102965	-11.02%	2,644
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.434884	21.511259	-11.96%	12,747
2010	19.245285	24.434884	26.97%	16,490
2009	13.945318	19.245285	38.01%	20,792
2008	23.383560	13.945318	-40.36%	36,255
2007	20.531904	23.383560	13.89%	46,353
2006	18.496911	20.531904	11.00%	50,965
2005	15.871005	18.496911	16.55%	55,339
2004	12.892902	15.871005	23.10%	42,889
2003	9.443636	12.892902	36.52%	42,985
2002	10.628769	9.443636	-11.15%	31,991
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.165815	12.027278	-1.14%	0
2010	12.289947	12.165815	-1.01%	0
2009	12.356438	12.289947	-0.54%	10,425
2008	12.145046	12.356438	1.74%	10,425
2007	11.693852	12.145046	3.86%	9,105
2006	11.289332	11.693852	3.58%	12
2005	11.094196	11.289332	1.76%	1,310
2004	11.100684	11.094196	-0.06%	4,081
2003	11.130039	11.100684	-0.26%	6,870
2002	11.083221	11.130039	0.42%	15,777

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.396152	10.132465	-18.26%	418
2010	11.109556	12.396152	11.58%	418
2009	8.897789	11.109556	24.86%	418
2008	16.051728	8.897789	-44.57%	418
2007	13.869504	16.051728	15.73%	438
2006	11.907526	13.869504	16.48%	1,251
2005	10.135023	11.907526	17.49%	2,795
2004	9.043510	10.135023	12.07%	2,922
2003	6.394953	9.043510	41.42%	2,901
2002	8.129878	6.394953	-21.34%	2,868
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.818940	8.015040	-18.37%	1,714
2010	8.812565	9.818940	11.42%	1,835
2009	7.070274	8.812565	24.64%	2,871
2008	12.776433	7.070274	-44.66%	3,279
2007	11.053990	12.776433	15.58%	5,468
2006	9.504351	11.053990	16.30%	5,345
2005	8.102446	9.504351	17.30%	6,995
2004	7.240952	8.102446	11.90%	8,703
2003	5.126306	7.240952	41.25%	7,923
2002	6.526307	5.126306	-21.45%	6,343
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.380894	10.916050	-18.42%	1,806
2010	12.009807	13.380894	11.42%	1,852
2009	9.636951	12.009807	24.62%	3,237
2008	17.410128	9.636951	-44.65%	2,524
2007	15.062075	17.410128	15.59%	3,183
2006	12.946101	15.062075	16.34%	3,067
2005	11.040339	12.946101	17.26%	2,213
2004*	10.000000	11.040339	10.40%	1,578
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.528289	11.047931	-18.33%	0
2010	12.122319	13.528289	11.60%	0
2009	9.704898	12.122319	24.91%	0
2008	17.511814	9.704898	-44.58%	0
2007	15.128703	17.511814	15.75%	0
2006	12.988292	15.128703	16.48%	9
2005	11.059266	12.988292	17.44%	0
2004*	10.000000	11.059266	10.59%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.671929	11.232435	-3.77%	0
2010	10.039346	11.671929	16.26%	0
2009	7.142127	10.039346	40.57%	0
2008	13.526770	7.142127	-47.20%	0
2007	13.431224	13.526770	0.71%	0
2006	11.872559	13.431224	13.13%	0
2005	11.333042	11.872559	4.76%	0
2004	10.332450	11.333042	9.68%	0
2003	7.803904	10.332450	32.40%	0
2002	9.382161	7.803904	-16.82%	0

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.500866	11.053192	-3.89%	0
2010	9.910456	11.500866	16.05%	0
2009	7.062326	9.910456	40.33%	0
2008	13.393607	7.062326	-47.27%	0
2007	13.316308	13.393607	0.58%	0
2006	11.786203	13.316308	12.98%	2,415
2005	11.276747	11.786203	4.52%	2,415
2004	10.294474	11.276747	9.54%	2,415
2003	7.794311	10.294474	32.08%	2,415
2002	9.382168	7.794311	-16.92%	2,415
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.755870	14.182560	-9.99%	0
2010	12.617309	15.755870	24.88%	0
2009	8.117714	12.617309	55.43%	0
2008	16.837326	8.117714	-51.79%	0
2007	16.147411	16.837326	4.27%	189
2006	14.071962	16.147411	14.75%	189
2005	13.894628	14.071962	1.28%	189
2004	12.343894	13.894628	12.56%	189
2003	7.921869	12.343894	55.82%	189
2002*	10.000000	7.921869	-20.78%	189
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.709759	13.213403	-10.17%	3,486
2010	11.790462	14.709759	24.76%	3,486
2009	7.597538	11.790462	55.19%	7,363
2008	15.794029	7.597538	-51.90%	8,473
2007	15.169635	15.794029	4.12%	9,812
2006	13.241409	15.169635	14.56%	9,990
2005	13.090871	13.241409	1.15%	10,604
2004	11.644969	13.090871	12.42%	11
2003	7.493606	11.644969	55.40%	9,643
2002*	10.000000	7.493606	-25.06%	1,023
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.846942	14.534763	4.97%	0
2010	11.594263	13.846942	19.43%	0
2009	9.977658	11.594263	16.20%	0
2008	13.830430	9.977658	-27.86%	0
2007	14.352953	13.830430	-3.64%	0
2006	12.377013	14.352953	15.96%	0
2005	12.088105	12.377013	2.39%	0
2004	11.003232	12.088105	9.86%	0
2003	8.922512	11.003232	23.32%	0
2002*	10.000000	8.922512	-10.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.243283	8.987230	-2.77%	0
2010	8.489692	9.243283	8.88%	0
2009	6.600419	8.489692	28.62%	0
2008*	10.000000	6.600419	-34.00%	2,877

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.353699	13.578447	-11.56%	0
2010	14.306781	15.353699	7.32%	0
2009	10.548789	14.306781	35.62%	0
2008	17.874186	10.548789	-40.98%	0
2007	15.633358	17.874186	14.33%	0
2006	13.008212	15.633358	20.18%	0
2005	11.923298	13.008212	9.10%	0
2004	10.157225	11.923298	17.39%	0
2003	7.759729	10.157225	30.90%	0
2002*	10.000000	7.759729	-22.40%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.926441	10.783317	-1.31%	0
2010	10.099614	10.926441	8.19%	0
2009	7.971643	10.099614	26.69%	0
2008	11.555822	7.971643	-31.02%	0
2007	10.824319	11.555822	6.76%	0
2006*	10.000000	10.824319	8.24%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.800230	10.634193	-1.54%	891
2010	10.010954	10.800230	7.88%	910
2009	7.921150	10.010954	26.38%	691
2008	11.512195	7.921150	-31.19%	840
2007	10.807227	11.512195	6.52%	814
2006*	10.000000	10.807227	8.07%	789
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.055270	17.501775	-8.15%	0
2010	17.135804	19.055270	11.20%	0
2009	12.862225	17.135804	33.23%	0
2008	21.908316	12.862225	-41.29%	0
2007	19.386318	21.908316	13.01%	903
2006	15.350992	19.386318	26.29%	903
2005	13.206777	15.350992	16.24%	903
2004	10.811179	13.206777	22.16%	1,567
2003	8.513298	10.811179	26.99%	1,624
2002*	10.000000	8.513298	-14.87%	903
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.669852	14.487401	-7.55%	0
2010	13.905632	15.669852	12.69%	0
2009	10.814373	13.905632	28.58%	0
2008	15.320871	10.814373	-29.41%	0
2007	14.163366	15.320871	8.17%	0
2006	12.892738	14.163366	9.86%	0
2005	12.131520	12.892738	6.27%	0
2004	10.793592	12.131520	12.40%	0
2003	8.585159	10.793592	25.72%	0
2002*	10.000000	8.585159	-14.15%	0

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.127672	10.286644	-7.56%	11,928
2010	9.424495	11.127672	18.07%	13,297
2009	5.761656	9.424495	63.57%	16,669
2008	11.466406	5.761656	-49.75%	17,692
2007	9.955392	11.466406	15.18%	27,927
2006	9.823232	9.955392	1.35%	29,775
2005	9.241362	9.823232	6.30%	30,444
2004	8.764363	9.241362	5.44%	26,898
2003	6.986412	8.764363	25.45%	25,653
2002*	10.000000	6.986412	-30.14%	10,385
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.573490	12.154894	-3.33%	20,399
2010	11.005196	12.573490	14.25%	22,085
2009	8.679022	11.005196	26.80%	24,591
2008	13.690416	8.679022	-36.61%	26,265
2007	14.195168	13.690416	-3.56%	30,427
2006	12.386900	14.195168	14.60%	43,817
2005	12.048093	12.386900	2.81%	43,456
2004	10.389874	12.048093	15.96%	52,055
2003	8.045705	10.389874	29.14%	48,584
2002*	10.000000	8.045705	-19.54%	27,948
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.733819	11.668809	-8.36%	0
2010	11.865539	12.733819	7.32%	144
2009*	10.000000	11.865539	18.66%	144
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.047396	10.949958	-0.88%	8,142
2010	9.975029	11.047396	10.75%	8,404
2009	7.262115	9.975029	37.36%	8,100
2008	11.669579	7.262115	-37.77%	8,697
2007	10.644552	11.669579	9.63%	14,312
2006	10.045181	10.644552	5.97%	14,723
2005	9.759478	10.045181	2.93%	15,924
2004	9.068225	9.759478	7.62%	16,473
2003	7.489890	9.068225	21.07%	15,354
2002*	10.000000	7.489890	-25.10%	3,520
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.129630	8.459938	-7.34%	8,055
2010	7.155405	9.129630	27.59%	7,992
2009	5.129891	7.155405	39.48%	7,980
2008	10.732056	5.129891	-52.20%	7,288
2007	9.924852	10.732056	8.13%	10,165
2006	9.824481	9.924852	1.02%	11,273
2005	9.672121	9.824481	1.58%	10,356
2004	8.563253	9.672121	12.95%	10,030
2003	6.347752	8.563253	34.90%	9,736
2002*	10.000000	6.347752	-36.52%	4,159

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.029728	13.284653	-11.61%	3,677
2010	11.195975	15.029728	34.24%	3,147
2009	6.958969	11.195975	60.89%	2,663
2008	11.652059	6.958969	-40.28%	3,047
2007	11.540612	11.652059	0.97%	3,826
2006	10.348249	11.540612	11.52%	4,476
2005	9.976911	10.348249	3.72%	4,366
2004	9.512536	9.976911	4.88%	5,322
2003	7.219350	9.512536	31.76%	5,638
2002*	10.000000	7.219350	-27.81%	2,767
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.013862	13.774500	-1.71%	2,384
2010	12.759951	14.013862	9.83%	3,028
2009	10.552335	12.759951	20.92%	2,311
2008	15.888333	10.552335	-33.58%	2,844
2007	14.954915	15.888333	6.24%	7,239
2006	12.566771	14.954915	19.00%	10,204
2005	11.952437	12.566771	5.14%	11,197
2004	10.540976	11.952437	13.39%	10,740
2003	8.559559	10.540976	23.15%	10,229
2002*	10.000000	8.559559	-14.40%	3,082
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.753310	10.430445	-3.00%	0
2010*	10.000000	10.753310	7.53%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.907599	13.800923	-0.77%	0
2010	12.446627	13.907599	11.74%	0
2009*	10.000000	12.446627	24.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.257868	10.224031	-0.33%	0
2010	9.273251	10.257868	10.62%	0
2009	7.609027	9.273251	21.87%	0
2008	10.972607	7.609027	-30.65%	0
2007	10.469308	10.972607	4.81%	2,537
2006*	10.000000	10.469308	4.69%	2,537
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.964216	11.447284	4.41%	174
2010	10.475482	10.964216	4.67%	2,236
2009	9.458857	10.475482	10.75%	15,258
2008	10.627782	9.458857	-11.00%	540
2007	10.451366	10.627782	1.69%	540
2006*	10.000000	10.451366	4.51%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.307734	10.127105	-10.44%	634
2010	10.288170	11.307734	9.91%	908
2009	7.357433	10.288170	39.83%	2,743
2008	12.142021	7.357433	-39.41%	2,855
2007	10.752059	12.142021	12.93%	2,522
2006*	10.000000	10.752059	7.52%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.007247	9.419098	-5.88%	707
2010	8.573945	10.007247	16.72%	1,617
2009	6.256195	8.573945	37.05%	564
2008	11.356722	6.256195	-44.91%	533
2007	10.278312	11.356722	10.49%	533
2006*	10.000000	10.278312	2.78%	533
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.485198	8.192020	-3.46%	0
2010	7.742763	8.485198	9.59%	0
2009	5.999507	7.742763	29.06%	590
2008	9.809470	5.999507	-38.84%	0
2007*	10.000000	9.809470	-1.91%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.312097	13.646569	2.51%	0
2010	11.912792	13.312097	11.75%	0
2009	8.258152	11.912792	44.25%	0
2008	11.630759	8.258152	-29.00%	0
2007	11.417078	11.630759	1.87%	0
2006	10.453271	11.417078	9.22%	0
2005*	10.000000	10.453271	4.53%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.796863	7.674564	-12.76%	0
2010	7.720327	8.796863	13.94%	0
2009	5.111068	7.720327	51.05%	0
2008*	10.000000	5.111068	-48.89%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.711597	9.285484	-4.39%	0
2010	7.957915	9.711597	22.04%	0
2009	6.126637	7.957915	29.89%	0
2008*	10.000000	6.126637	-38.73%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.687562	9.254299	-4.47%	0
2010	7.939453	9.687562	22.02%	0
2009	6.124732	7.939453	29.63%	0
2008*	10.000000	6.124732	-38.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.210181	8.515135	-7.55%	0
2010	8.113295	9.210181	13.52%	0
2009	6.359322	8.113295	27.58%	0
2008*	10.000000	6.359322	-36.41%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.219895	9.956667	-2.58%	0
2010	9.373787	10.219895	9.03%	0
2009	7.922177	9.373787	18.32%	0
2008*	10.000000	7.922177	-20.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.797479	9.341674	-4.65%	0
2010	8.827775	9.797479	10.98%	0
2009	7.199765	8.827775	22.61%	0
2008*	10.000000	7.199765	-28.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.679483	10.695079	0.15%	9,039
2010	10.126015	10.679483	5.47%	9,039
2009	9.072864	10.126015	11.61%	9,039
2008*	10.000000	9.072864	-9.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.009410	9.653974	-3.55%	1,567
2010	9.101202	10.009410	9.98%	1,766
2009	7.557700	9.101202	20.42%	1,974
2008*	10.000000	7.557700	-24.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.561977	9.001558	-5.86%	0
2010	8.545465	9.561977	11.90%	0
2009	6.836576	8.545465	25.00%	0
2008*	10.000000	6.836576	-31.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.388154	10.230827	-1.51%	0
2010	9.648048	10.388154	7.67%	0
2009	8.302301	9.648048	16.21%	0
2008*	10.000000	8.302301	-16.98%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.200187	11.789974	5.27%	0
2010	10.594362	11.200187	5.72%	0
2009	9.862143	10.594362	7.42%	0
2008*	10.000000	9.862143	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.126508	11.673239	4.91%	222
2010	10.552114	11.126508	5.44%	222
2009	9.840292	10.552114	7.23%	0
2008*	10.000000	9.840292	-1.60%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.086780	12.657925	4.73%	0
2010	11.321157	12.086780	6.76%	0
2009	9.846106	11.321157	14.98%	0
2008*	10.000000	9.846106	-1.54%	0

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	30.098314	23.006206	-23.56%	0
2010	26.294882	30.098314	14.46%	0
2009	16.327126	26.294882	61.05%	0
2008	39.301395	16.327126	-58.46%	0
2007	27.413031	39.301395	43.37%	690
2006	20.363860	27.413031	34.62%	814
2005	15.582808	20.363860	30.68%	897
2004	13.102315	15.582808	18.93%	948
2003	8.057559	13.102315	62.61%	1,140
2002*	10.000000	8.057559	-19.42%	1,187
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.851982	17.468532	-23.56%	1,324
2010	19.968403	22.851982	14.44%	2,444
2009	12.398865	19.968403	61.05%	1,109
2008	29.798561	12.398865	-58.39%	1,851
2007	20.747777	29.798561	43.62%	1,639
2006	15.385337	20.747777	34.85%	1,323
2005	11.759167	15.385337	30.84%	343
2004*	10.000000	11.759167	17.59%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.692320	14.502624	5.92%	12,002
2010	13.232864	13.692320	3.47%	19,538
2009	13.049538	13.232864	1.40%	21,731
2008	12.267711	13.049538	6.37%	22,049
2007	11.593897	12.267711	5.81%	25,069
2006	11.360663	11.593897	2.05%	27,920
2005	11.140494	11.360663	1.98%	29,408
2004	10.925111	11.140494	1.97%	54,838
2003	10.846438	10.925111	0.73%	64,230
2002*	10.000000	10.846438	8.46%	14,080
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.791317	6.924704	-11.12%	0
2010	6.982004	7.791317	11.59%	0
2009	5.461818	6.982004	27.83%	0
2008*	10.000000	5.461818	-45.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.888761	13.176297	-5.13%	11,878
2010	12.269575	13.888761	13.20%	11,648
2009	9.767559	12.269575	25.62%	9,656
2008	15.661658	9.767559	-37.63%	8,827
2007	14.969080	15.661658	4.63%	11,337
2006	12.970181	14.969080	15.41%	11,951
2005	12.168726	12.970181	6.59%	9,276
2004	10.806920	12.168726	12.60%	9,392
2003	8.298926	10.806920	30.22%	6,952
2002*	10.000000	8.298926	-17.01%	6,286

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.517421	12.470644	-0.37%	0
2010	11.542944	12.517421	8.44%	0
2009*	10.000000	11.542944	15.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.389091	13.098350	-2.17%	0
2010	12.102502	13.389091	10.63%	0
2009*	10.000000	12.102502	21.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.722599	12.932138	1.65%	5,989
2010	12.166688	12.722599	4.57%	6,145
2009	11.294637	12.166688	7.72%	16,302
2008	12.170631	11.294637	-7.20%	36,278
2007	11.696132	12.170631	4.06%	40,214
2006	11.156116	11.696132	4.84%	88,122
2005	10.935327	11.156116	2.02%	88,910
2004	10.581462	10.935327	3.34%	94,294
2003	9.930252	10.581462	6.56%	90,789
2002*	10.000000	9.930252	-0.70%	11,881
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.562241	13.387650	-1.29%	104,054
2010	12.382466	13.562241	9.53%	186,498
2009	10.525169	12.382466	17.65%	182,674
2008	13.877469	10.525169	-24.16%	221,123
2007	13.301305	13.877469	4.33%	311,119
2006	12.095955	13.301305	9.96%	287,472
2005	11.627262	12.095955	4.03%	302,949
2004	10.749376	11.627262	8.17%	309,682
2003	9.067258	10.749376	18.55%	261,652
2002*	10.000000	9.067258	-9.33%	53,699
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.897494	13.432279	-3.35%	150,131
2010	12.472560	13.897494	11.42%	153,562
2009	10.153709	12.472560	22.84%	177,965
2008	14.986959	10.153709	-32.25%	183,964
2007	14.298303	14.986959	4.82%	187,500
2006	12.640742	14.298303	13.11%	191,727
2005	11.954838	12.640742	5.74%	241,994
2004	10.800103	11.954838	10.69%	239,626
2003	8.635804	10.800103	25.06%	217,391
2002*	10.000000	8.635804	-13.64%	37,785

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.321406	13.426566	0.79%	22,437
2010	12.431274	13.321406	7.16%	25,032
2009	10.988540	12.431274	13.13%	54,538
2008	13.098183	10.988540	-16.11%	39,549
2007	12.530671	13.098183	4.53%	95,143
2006	11.703118	12.530671	7.07%	139,666
2005	11.342051	11.703118	3.18%	162,123
2004	10.718288	11.342051	5.82%	160,538
2003	9.546204	10.718288	12.28%	158,392
2002*	10.000000	9.546204	-4.54%	55,843
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.914433	13.433936	-3.45%	0
2010	12.950830	13.914433	7.44%	0
2009*	10.000000	12.950830	29.51%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.854859	13.340653	-3.71%	41,209
2010	12.929015	13.854859	7.16%	44,558
2009*	10.000000	12.929015	29.29%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.983139	16.344573	-3.76%	0
2010	13.627349	16.983139	24.63%	0
2009	10.090865	13.627349	35.05%	0
2008	16.083296	10.090865	-37.26%	0
2007	15.143224	16.083296	6.21%	0
2006	13.954394	15.143224	8.52%	688
2005	12.605389	13.954394	10.70%	2,688
2004	11.029727	12.605389	14.29%	2,688
2003	8.294898	11.029727	32.97%	3,008
2002*	10.000000	8.294898	-17.05%	142
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.905536	15.286431	-3.89%	6,594
2010	12.796771	15.905536	24.29%	1,740
2009	9.493522	12.796771	34.79%	2,099
2008	15.167298	9.493522	-37.41%	1,959
2007	14.305750	15.167298	6.02%	2,512
2006	13.200295	14.305750	8.37%	2,854
2005	11.945631	13.200295	10.50%	2,464
2004	10.473028	11.945631	14.06%	2,423
2003	7.896964	10.473028	32.62%	2,016
2002*	10.000000	7.896964	-21.03%	0

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.526458	10.395245	-1.25%	44,810
2010	10.659687	10.526458	-1.25%	58,308
2009	10.790090	10.659687	-1.21%	76,980
2008	10.706790	10.790090	0.78%	105,822
2007	10.347158	10.706790	3.48%	27,027
2006	10.023675	10.347158	3.23%	39,703
2005	9.886431	10.023675	1.39%	21,158
2004	9.930997	9.886431	-0.45%	22,340
2003	9.994178	9.930997	-0.63%	20,822
2002*	10.000000	9.994178	-0.06%	11,598
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.173427	8.187182	-10.75%	0
2010	8.162604	9.173427	12.38%	0
2009	6.073083	8.162604	34.41%	0
2008*	10.000000	6.073083	-39.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.184332	9.265000	-17.16%	0
2010	10.673413	11.184332	4.79%	0
2009	8.324605	10.673413	28.22%	0
2008	15.708382	8.324605	-47.01%	0
2007	15.455257	15.708382	1.64%	0
2006	12.750129	15.455257	21.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.992269	9.074893	-17.44%	0
2010	10.516093	10.992269	4.53%	2,448
2009	8.223837	10.516093	27.87%	2,955
2008	15.552594	8.223837	-47.12%	5,627
2007	15.336721	15.552594	1.41%	9,146
2006	12.687509	15.336721	20.88%	2,131
2005	11.491561	12.687509	10.41%	793
2004*	10.000000	11.491561	14.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.177926	8.770463	-4.44%	947
2010	8.056674	9.177926	13.92%	947
2009	6.307318	8.056674	27.74%	0
2008*	10.000000	6.307318	-36.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.818891	8.178285	-7.26%	9,614
2010	7.920878	8.818891	11.34%	11,494
2009	6.295437	7.920878	25.82%	12,166
2008*	10.000000	6.295437	-37.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.715983	9.167701	-5.64%	1,176
2010	7.779729	9.715983	24.89%	1,187
2009	6.217635	7.779729	25.12%	263
2008*	10.000000	6.217635	-37.82%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.199792	9.838731	-3.54%	847
2010	8.633805	10.199792	18.14%	847
2009	6.701262	8.633805	28.84%	246
2008*	10.000000	6.701262	-32.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.146031	9.933173	-2.10%	5,853
2010	8.212632	10.146031	23.54%	6,156
2009	6.538894	8.212632	25.60%	6,427
2008	12.385628	6.538894	-47.21%	7,021
2007	11.454992	12.385628	8.12%	12,321
2006	11.263345	11.454992	1.70%	13,185
2005	10.586589	11.263345	6.39%	13,395
2004	9.473128	10.586589	11.75%	13,581
2003	7.155633	9.473128	32.39%	13,805
2002*	10.000000	7.155633	-28.44%	3,783
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.568198	14.594446	-6.25%	0
2010	12.452235	15.568198	25.02%	0
2009	9.990773	12.452235	24.64%	0
2008	14.911967	9.990773	-33.00%	0
2007	16.220046	14.911967	-8.06%	0
2006	14.003137	16.220046	15.83%	0
2005	13.757133	14.003137	1.79%	0
2004	11.876731	13.757133	15.83%	0
2003	7.667519	11.876731	54.90%	0
2002*	10.000000	7.667519	-23.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.177169	13.236846	-6.63%	2,212
2010	11.351299	14.177169	24.89%	3,304
2009	9.133129	11.351299	24.29%	3,200
2008	13.661674	9.133129	-33.15%	4,062
2007	14.913687	13.661674	-8.40%	7,573
2006	12.896980	14.913687	15.64%	8,269
2005	12.706367	12.896980	1.50%	8,289
2004	10.997925	12.706367	15.53%	8,303
2003	7.118692	10.997925	54.49%	8,130
2002*	10.000000	7.118692	-28.81%	2,527
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.730766	15.603579	-6.74%	0
2010	13.519337	16.730766	23.75%	0
2009	10.163529	13.519337	33.02%	0
2008	16.651398	10.163529	-38.96%	0
2007	16.511301	16.651398	0.85%	0
2006	14.923214	16.511301	10.64%	0
2005	13.454354	14.923214	10.92%	0
2004	11.447101	13.454354	17.54%	0
2003	8.220386	11.447101	39.25%	0
2002*	10.000000	8.220386	-17.80%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.814650	15.641286	-6.98%	1,347
2010	13.624113	16.814650	23.42%	2,005
2009	10.263046	13.624113	32.75%	2,631
2008	16.859577	10.263046	-39.13%	3,219
2007	16.756695	16.859577	0.61%	3,550
2006	15.183820	16.756695	10.36%	4,028
2005	13.727326	15.183820	10.61%	3,129
2004	11.702799	13.727326	17.30%	3,150
2003	8.428002	11.702799	38.86%	2,889
2002*	10.000000	8.428002	-15.72%	487
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.088706	9.009267	-0.87%	2,930
2010	8.128794	9.088706	11.81%	2,930
2009	6.556155	8.128794	23.99%	173
2008	11.370842	6.556155	-42.34%	0
2007	10.673085	11.370842	6.54%	0
2006*	10.000000	10.673085	6.73%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.229811	9.674180	4.81%	3,950
2010	7.199571	9.229811	28.20%	5,038
2009	5.586139	7.199571	28.88%	6,693
2008*	10.000000	5.586139	-44.14%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.548150	10.551870	0.04%	0
2010	10.429293	10.548150	1.14%	0
2009	9.860285	10.429293	5.77%	0
2008*	10.000000	9.860285	-1.40%	318
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.574005	11.738872	-13.52%	490
2010	12.925473	13.574005	5.02%	490
2009*	10.000000	12.925473	29.25%	719
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.383076	12.809000	-4.29%	596
2010	11.031178	13.383076	21.32%	0
2009	8.499664	11.031178	29.78%	0
2008	14.213718	8.499664	-40.20%	1,292
2007	13.376234	14.213718	6.26%	1,292
2006	11.912716	13.376234	12.29%	1,292
2005	11.288978	11.912716	5.53%	0
2004*	10.000000	11.288978	12.89%	0

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.865890	13.466531	-9.41%	0
2010	12.980373	14.865890	14.53%	0
2009	9.409419	12.980373	37.95%	0
2008	15.932771	9.409419	-40.94%	0
2007	15.173883	15.932771	5.00%	0
2006	13.056005	15.173883	16.22%	0
2005	11.562924	13.056005	12.91%	0
2004*	10.000000	11.562924	15.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.621315	13.212635	-9.63%	12,091
2010	12.800664	14.621315	14.22%	10,748
2009	9.300233	12.800664	37.64%	10,091
2008	15.788180	9.300233	-41.09%	21,404
2007	15.075751	15.788180	4.73%	19,719
2006	13.003547	15.075751	15.94%	17,583
2005	11.545805	13.003547	12.63%	12,507
2004*	10.000000	11.545805	15.46%	11,077
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.899463	15.305079	-9.43%	0
2010	14.757234	16.899463	14.52%	0
2009	10.691736	14.757234	38.02%	0
2008	18.102349	10.691736	-40.94%	0
2007	17.243134	18.102349	4.98%	0
2006	14.836001	17.243134	16.22%	0
2005	13.142790	14.836001	12.88%	0
2004	11.168790	13.142790	17.67%	0
2003	7.907952	11.168790	41.23%	0
2002*	10.000000	7.907952	-20.92%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.546035	14.946307	-9.67%	1,582
2010	14.481328	16.546035	14.26%	1,582
2009	10.523261	14.481328	37.61%	7,635
2008	17.859636	10.523261	-41.08%	9,088
2007	17.050103	17.859636	4.75%	12,123
2006	14.710969	17.050103	15.90%	20,151
2005	13.060346	14.710969	12.64%	21,458
2004	11.125352	13.060346	17.39%	26,600
2003	7.886028	11.125352	41.08%	38,372
2002*	10.000000	7.886028	-21.14%	11,742
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.870613	16.768403	-0.61%	11,739
2010	14.885195	16.870613	13.34%	14,172
2009	12.730190	14.885195	16.93%	16,801
2008	15.074985	12.730190	-15.55%	28,726
2007	13.935676	15.074985	8.18%	31,838
2006	13.159680	13.935676	5.90%	32,905
2005	13.003428	13.159680	1.20%	26,519
2004	12.143815	13.003428	7.08%	17,197
2003	10.496415	12.143815	15.69%	15,525
2002*	10.000000	10.496415	4.96%	3,089

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.830723	2.742882	-3.10%	0
2010	2.499491	2.830723	13.25%	0
2009	1.996897	2.499491	25.17%	0
2008	9.580103	1.996897	-79.16%	0
2007*	10.000000	9.580103	-4.20%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.032620	3.889245	-3.56%	0
2010	3.556765	4.032620	13.38%	0
2009	2.874136	3.556765	23.75%	0
2008	13.647007	2.874136	-78.94%	0
2007	13.834753	13.647007	-1.36%	242
2006	12.802941	13.834753	8.06%	3,628
2005	12.671389	12.802941	1.04%	1,364
2004	11.775879	12.671389	7.60%	242
2003	9.620086	11.775879	22.41%	242
2002*	10.000000	9.620086	-3.80%	242
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.707490	11.525084	-1.56%	13,881
2010	10.235728	11.707490	14.38%	16,701
2009	8.098248	10.235728	26.39%	20,873
2008	13.362150	8.098248	-39.39%	20,043
2007	12.992815	13.362150	2.84%	20,907
2006	11.464812	12.992815	13.33%	28,401
2005	10.979235	11.464812	4.42%	29,245
2004	10.186601	10.979235	7.78%	30,197
2003	8.158547	10.186601	24.86%	28,759
2002*	10.000000	8.158547	-18.41%	6,657
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.108679	16.521457	-3.43%	0
2010	14.039078	17.108679	21.86%	0
2009	10.362428	14.039078	35.48%	0
2008	16.879065	10.362428	-38.61%	0
2007	17.303227	16.879065	-2.45%	0
2006	15.236514	17.303227	13.56%	0
2005	14.036289	15.236514	8.55%	0
2004	11.902437	14.036289	17.93%	0
2003	8.349080	11.902437	42.56%	0
2002*	10.000000	8.349080	-16.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.782130	9.429907	-3.60%	0
2010	8.049887	9.782130	21.52%	0
2009	5.955304	8.049887	35.17%	275
2008	9.727716	5.955304	-38.78%	275
2007	9.990601	9.727716	-2.63%	275
2006*	10.000000	9.990601	-0.09%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.745076	12.574831	7.06%	944
2010	10.874552	11.745076	8.01%	944
2009*	10.000000	10.874552	8.75%	0

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.378072	11.349481	-0.25%	2,040
2010	10.954048	11.378072	3.87%	2,190
2009*	10.000000	10.954048	9.54%	1,176
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.077277	12.314739	-5.83%	0
2010	11.578051	13.077277	12.95%	0
2009	9.031982	11.578051	28.19%	0
2008	14.920123	9.031982	-39.46%	0
2007	16.081163	14.920123	-7.22%	0
2006	14.048844	16.081163	14.47%	0
2005	13.519348	14.048844	3.92%	0
2004	12.321351	13.519348	9.72%	0
2003*	10.000000	12.321351	23.21%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.085944	10.734271	-17.97%	0
2010	12.043955	13.085944	8.65%	0
2009	9.785808	12.043955	23.08%	0
2008	17.680843	9.785808	-44.65%	0
2007	16.523374	17.680843	7.01%	0
2006	13.100540	16.523374	26.13%	0
2005	11.823679	13.100540	10.80%	0
2004	10.304480	11.823679	14.74%	0
2003	8.118734	10.304480	26.92%	0
2002*	10.000000	8.118734	-18.81%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.570708	13.708836	-5.92%	0
2010	11.711847	14.570708	24.41%	0
2009	9.016864	11.711847	29.89%	0
2008	15.058406	9.016864	-40.12%	0
2007	17.472508	15.058406	-13.82%	0
2006	15.084271	17.472508	15.83%	0
2005	14.271145	15.084271	5.70%	0
2004	11.450125	14.271145	24.64%	0
2003	7.748189	11.450125	47.78%	0
2002*	10.000000	7.748189	-22.52%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.275958	11.581518	-18.87%	547
2010	11.967523	14.275958	19.29%	0
2009	7.394294	11.967523	61.85%	0
2008	11.891806	7.394294	-37.82%	0
2007	11.413106	11.891806	4.19%	0
2006	10.961365	11.413106	4.12%	0
2005	10.501871	10.961365	4.38%	0
2004	10.125230	10.501871	3.72%	0
2003	8.208604	10.125230	23.35%	315
2002*	10.000000	8.208604	-17.91%	139

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.443545	11.911516	4.09%	0
2010	10.844613	11.443545	5.52%	0
2009	10.040076	10.844613	8.01%	0
2008	11.354331	10.040076	-11.57%	0
2007	10.928553	11.354331	3.90%	0
2006	10.685986	10.928553	2.27%	0
2005	10.411305	10.685986	2.64%	0
2004	10.130478	10.411305	2.77%	0
2003*	10.000000	10.130478	1.30%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.388970	15.440558	-5.79%	0
2010	13.091373	16.388970	25.19%	0
2009*	10.000000	13.091373	30.91%	0
Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.569867	11.729505	-6.69%	1,821
2010	11.513926	12.569867	9.17%	2,411
2009	9.281555	11.513926	24.05%	2,815
2008	13.252330	9.281555	-31.24%	4,906
2007	12.555830	13.252330	5.55%	7,183
2006	11.514510	12.555830	9.04%	26,889
2005	11.211816	11.514510	2.70%	29,975
2004	10.717318	11.211816	4.61%	30,269
2003	9.253228	10.717318	15.82%	32,446
2002*	10.000000	9.253228	-7.47%	11,985

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.994753	11.510876	4.69%	8,468
2010	9.875536	10.994753	11.33%	19,258
2009	8.313823	9.875536	18.78%	24,473
2008	14.203555	8.313823	-41.47%	24,782
2007	13.724599	14.203555	3.49%	25,411
2006	11.886123	13.724599	15.47%	26,749
2005	11.513091	11.886123	3.24%	27,773
2004	10.487787	11.513091	9.78%	28,199
2003	8.038632	10.487787	30.47%	27,426
2002*	10.000000	8.038632	-19.61%	2,678
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.569419	13.175346	-20.48%	2,152
2010	16.095500	16.569419	2.94%	2,235
2009	12.137325	16.095500	32.61%	3,839
2008	26.323325	12.137325	-53.89%	3,726
2007	25.261745	26.323325	4.20%	3,960
2006	18.941461	25.261745	33.37%	4,167
2005	16.469412	18.941461	15.01%	5,107
2004	13.360746	16.469412	23.27%	5,739
2003	9.403677	13.360746	42.08%	8,632
2002*	10.000000	9.403677	-5.96%	3,150
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.491457	9.966682	-5.00%	7,144
2010	9.678064	10.491457	8.40%	7,987
2009	7.151794	9.678064	35.32%	4,618
2008	12.040958	7.151794	-40.60%	5,249
2007	10.738464	12.040958	12.13%	9,620
2006	10.949717	10.738464	-1.93%	5,517
2005	9.659722	10.949717	13.35%	5,558
2004	9.033125	9.659722	6.94%	5,687
2003	7.418546	9.033125	21.76%	6,672
2002*	10.000000	7.418546	-25.81%	1,329
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.607422	17.684389	-9.81%	2,453
2010	15.692844	19.607422	24.94%	2,465
2009	11.145232	15.692844	40.80%	3,297
2008	17.574798	11.145232	-36.58%	4,334
2007	17.539628	17.574798	0.20%	6,500
2006	15.560201	17.539628	12.72%	10,095
2005	14.784175	15.560201	5.25%	10,461
2004	12.579414	14.784175	17.53%	10,905
2003	9.045889	12.579414	39.06%	10,730
2002*	10.000000	9.045889	-9.54%	4,578
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.078195	12.438632	-4.89%	11,568
2010	12.072012	13.078195	8.33%	0
2009*	10.000000	12.072012	20.72%	0

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.416976	16.295175	-0.74%	0
2010	13.218969	16.416976	24.19%	0
2009	10.712196	13.218969	23.40%	0
2008	15.710104	10.712196	-31.81%	0
2007	16.023100	15.710104	-1.95%	0
2006	14.188812	16.023100	12.93%	0
2005	13.405502	14.188812	5.84%	0
2004	11.143315	13.405502	20.30%	0
2003	8.194166	11.143315	35.99%	0
2002*	10.000000	8.194166	-18.06%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.766199	11.718222	-0.41%	0
2010	10.382781	11.766199	13.32%	0
2009	7.864734	10.382781	32.02%	0
2008	12.151660	7.864734	-35.28%	0
2007	11.423227	12.151660	6.38%	0
2006	10.598168	11.423227	7.78%	0
2005	10.362697	10.598168	2.27%	0
2004	9.885245	10.362697	4.83%	0
2003	7.948460	9.885245	24.37%	0
2002*	10.000000	7.948460	-20.52%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.562163	12.632000	0.56%	0
2010	11.082991	12.562163	13.35%	0
2009	8.888294	11.082991	24.69%	0
2008	14.326752	8.888294	-37.96%	0
2007	13.791696	14.326752	3.88%	0
2006	12.097903	13.791696	14.00%	0
2005	11.707528	12.097903	3.33%	0
2004	10.720933	11.707528	9.20%	0
2003	8.461901	10.720933	26.70%	0
2002*	10.000000	8.461901	-15.38%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.963234	14.005407	0.30%	4,790
2010	12.351528	13.963234	13.05%	5,025
2009	9.928382	12.351528	24.41%	3,868
2008	16.048862	9.928382	-38.14%	3,741
2007	15.488316	16.048862	3.62%	9,998
2006	13.620591	15.488316	13.71%	16,098
2005	13.213633	13.620591	3.08%	20,464
2004	12.131737	13.213633	8.92%	21,679
2003*	10.000000	12.131737	21.32%	7,317

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.314905	10.552873	-6.73%	1,365
2010	10.144304	11.314905	11.54%	1,555
2009	9.074156	10.144304	11.79%	0
2008	13.071874	9.074156	-30.58%	740
2007	12.080259	13.071874	8.21%	1,435
2006	10.570667	12.080259	14.28%	2,277
2005	10.530971	10.570667	0.38%	2,418
2004	9.961438	10.530971	5.72%	3,139
2003	8.147213	9.961438	22.27%	3,017
2002*	10.000000	8.147213	-18.53%	2,565
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.046938	18.689722	3.56%	10,719
2010	15.985391	18.046938	12.90%	10,141
2009	10.621854	15.985391	50.50%	10,228
2008	14.561744	10.621854	-27.06%	10,437
2007	14.299104	14.561744	1.84%	10,823
2006	13.102334	14.299104	9.13%	12,909
2005	12.979622	13.102334	0.95%	13,191
2004	11.937652	12.979622	8.73%	15,036
2003	9.930628	11.937652	20.21%	18,576
2002*	10.000000	9.930628	-0.69%	4,632
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.923891	14.055674	0.95%	0
2010	13.001550	13.923891	7.09%	0
2009	10.937648	13.001550	18.87%	0
2008	11.952813	10.937648	-8.49%	0
2007	11.492383	11.952813	4.01%	0
2006	11.178940	11.492383	2.80%	0
2005	11.180714	11.178940	-0.02%	0
2004	10.932239	11.180714	2.27%	0
2003	10.584503	10.932239	3.29%	0
2002*	10.000000	10.584503	5.85%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.786186	13.878291	0.67%	32,219
2010	12.899402	13.786186	6.87%	48,474
2009	10.876944	12.899402	18.59%	49,960
2008	11.920553	10.876944	-8.75%	21,910
2007	11.487925	11.920553	3.77%	32,779
2006	11.199806	11.487925	2.57%	43,103
2005	11.236015	11.199806	-0.32%	44,512
2004	11.018222	11.236015	1.98%	42,735
2003	10.688806	11.018222	3.08%	28,346
2002*	10.000000	10.688806	6.89%	9,870

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.841735	12.334404	-3.95%	0
2010	11.398843	12.841735	12.66%	0
2009	8.956808	11.398843	27.26%	0
2008	12.749283	8.956808	-29.75%	0
2007	11.198247	12.749283	13.85%	0
2006	10.579852	11.198247	5.85%	0
2005	10.313700	10.579852	2.58%	0
2004	9.918032	10.313700	3.99%	0
2003	8.522529	9.918032	16.37%	0
2002	9.473472	8.522529	-10.04%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.936570	11.449949	-4.08%	0
2010	10.611940	11.936570	12.48%	0
2009	8.350115	10.611940	27.09%	0
2008	11.900087	8.350115	-29.83%	0
2007	10.469054	11.900087	13.67%	0
2006	9.900104	10.469054	5.75%	0
2005	9.664740	9.900104	2.44%	1,208
2004	9.310001	9.664740	3.81%	1,787
2003	8.016577	9.310001	16.13%	1,871
2002	8.928331	8.016577	-10.21%	1,932
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.886732	10.072328	-7.48%	0
2010	9.494217	10.886732	14.67%	0
2009	7.244008	9.494217	31.06%	0
2008	11.446207	7.244008	-36.71%	0
2007	9.756312	11.446207	17.32%	0
2006	9.250869	9.756312	5.46%	0
2005	9.030030	9.250869	2.45%	0
2004	8.643061	9.030030	4.48%	0
2003	7.110815	8.643061	21.55%	0
2002	8.530134	7.110815	-16.64%	374
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.947950	9.184564	-7.67%	0
2010	8.686910	9.947950	14.52%	0
2009	6.647024	8.686910	30.69%	0
2008	10.513409	6.647024	-36.78%	0
2007	8.981817	10.513409	17.05%	0
2006	8.526453	8.981817	5.34%	0
2005	8.341084	8.526453	2.22%	2,016
2004	8.000470	8.341084	4.26%	2,274
2003	6.588634	8.000470	21.43%	2,285
2002	7.930603	6.588634	-16.92%	2,297

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.416491	11.792320	-5.03%	0
2010	10.661984	12.416491	16.46%	0
2009	7.807603	10.661984	36.56%	0
2008	11.989812	7.807603	-34.88%	0
2007	11.155861	11.989812	7.48%	526
2006	10.124002	11.155861	10.19%	526
2005	9.712163	10.124002	4.24%	526
2004	9.333977	9.712163	4.05%	526
2003	8.046522	9.333977	16.00%	0
2002	8.934702	8.046522	-9.94%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.731123	12.085185	-5.07%	171
2010	10.953722	12.731123	16.23%	171
2009	8.023251	10.953722	36.52%	171
2008	12.344474	8.023251	-35.01%	171
2007	11.504776	12.344474	7.30%	171
2006	10.453834	11.504776	10.05%	0
2005	10.036473	10.453834	4.16%	0
2004	9.670946	10.036473	3.78%	0
2003	8.345241	9.670946	15.89%	846
2002	9.284604	8.345241	-10.12%	846
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.941762	8.588790	-3.95%	0
2010	7.673301	8.941762	16.53%	0
2009	5.720012	7.673301	34.15%	0
2008	9.854197	5.720012	-41.95%	0
2007	9.337985	9.854197	5.53%	0
2006	8.299247	9.337985	12.52%	0
2005	6.950069	8.299247	19.41%	0
2004	6.952969	6.950069	-0.04%	0
2003	5.627584	6.952969	23.55%	0
2002	6.145793	5.627584	-8.43%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.801194	8.446553	-4.03%	0
2010	7.557719	8.801194	16.45%	0
2009	5.639112	7.557719	34.02%	952
2008	9.741288	5.639112	-42.11%	825
2007	9.247938	9.741288	5.33%	1,441
2006	8.232149	9.247938	12.34%	1,441
2005	6.911236	8.232149	19.11%	863
2004	6.913621	6.911236	-0.03%	923
2003	5.607671	6.913621	23.29%	613
2002	6.145798	5.607671	-8.76%	0

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.046957	10.997275	-0.45%	601
2010	9.725047	11.046957	13.59%	632
2009	7.577515	9.725047	28.34%	663
2008	13.399905	7.577515	-43.45%	689
2007	13.387580	13.399905	0.09%	973
2006	11.295325	13.387580	18.52%	991
2005	10.820640	11.295325	4.39%	1,076
2004	9.842780	10.820640	9.93%	1,227
2003	7.658055	9.842780	28.53%	745
2002	9.347976	7.658055	-18.08%	745
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.829613	11.752606	-0.65%	25,138
2010	10.429526	11.829613	13.42%	31,786
2009	8.135660	10.429526	28.20%	29,476
2008	14.413978	8.135660	-43.56%	38,280
2007	14.421359	14.413978	-0.05%	51,566
2006	12.182840	14.421359	18.37%	58,660
2005	11.691568	12.182840	4.20%	59,382
2004	10.649266	11.691568	9.79%	61,979
2003	8.297718	10.649266	28.34%	51,973
2002	10.147635	8.297718	-18.23%	3,588
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.609372	9.634046	0.26%	97
2010	8.490875	9.609372	13.17%	105
2009	6.765221	8.490875	25.51%	111
2008	11.772408	6.765221	-42.53%	119
2007	10.650197	11.772408	10.54%	134
2006	9.547828	10.650197	11.55%	141
2005	8.996038	9.547828	6.13%	148
2004	8.618648	8.996038	4.38%	156
2003	7.064839	8.618648	21.99%	394
2002	8.592265	7.064839	-17.78%	401
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.715864	9.720130	0.04%	7,875
2010	8.593594	9.715864	13.06%	10,262
2009	6.854893	8.593594	25.36%	9,290
2008	11.953726	6.854893	-42.65%	9,741
2007	10.828038	11.953726	10.40%	11,879
2006	9.720603	10.828038	11.39%	19,909
2005	9.169715	9.720603	6.01%	21,832
2004	8.804187	9.169715	4.15%	29,140
2003	7.225962	8.804187	21.84%	27,895
2002	8.804323	7.225962	-17.93%	11,093

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.992962	8.888831	-1.16%	629
2010	7.344479	8.992962	22.45%	635
2009	5.806737	7.344479	26.48%	640
2008	11.149950	5.806737	-47.92%	646
2007	8.904813	11.149950	25.21%	1,015
2006	8.452753	8.904813	5.35%	1,021
2005	8.104015	8.452753	4.30%	1,085
2004	7.951257	8.104015	1.92%	1,591
2003	6.067015	7.951257	31.06%	1,769
2002	8.806545	6.067015	-31.11%	1,774
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.906128	6.814321	-1.33%	4,068
2010	5.649056	6.906128	22.25%	6,100
2009	4.472674	5.649056	26.30%	11,775
2008	8.600422	4.472674	-47.99%	15,419
2007	6.880077	8.600422	25.00%	29,290
2006	6.540584	6.880077	5.19%	31,763
2005	6.280879	6.540584	4.13%	33,827
2004	6.170915	6.280879	1.78%	41,001
2003	4.717119	6.170915	30.82%	41,374
2002	6.856641	4.717119	-31.20%	4,757
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.568234	9.491201	-10.19%	0
2011	10.568234	9.491201	-10.19%	0
2010	8.587230	10.568234	23.07%	0
2009	6.226598	8.587230	37.91%	0
2008	12.339768	6.226598	-49.54%	0
2007	10.639879	12.339768	15.98%	0
2006	9.942215	10.639879	7.02%	0
2005	9.328480	9.942215	6.58%	0
2004	8.574418	9.328480	8.79%	0
2003	6.658000	8.574418	28.78%	0
2002	9.157514	6.658000	-27.29%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.334002	9.259932	-10.39%	0
2010	8.397376	10.334002	23.06%	0
2009	6.106442	8.397376	37.52%	1,561
2008	12.108507	6.106442	-49.57%	1,273
2007	10.457762	12.108507	15.78%	1,524
2006	9.783918	10.457762	6.89%	3,617
2005	9.200241	9.783918	6.34%	5,925
2004	8.476968	9.200241	8.53%	6,959
2003	6.592185	8.476968	28.59%	7,351
2002	9.101935	6.592185	-27.57%	529

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.830197	12.135166	2.58%	0
2010	10.533608	11.830197	12.31%	0
2009	7.422922	10.533608	41.91%	0
2008	10.036160	7.422922	-26.04%	0
2007	9.905906	10.036160	1.31%	0
2006	9.026999	9.905906	9.74%	0
2005	8.920487	9.026999	1.19%	0
2004	8.256280	8.920487	8.04%	0
2003	6.588113	8.256280	25.32%	0
2002	6.441805	6.588113	2.27%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.631724	12.931178	2.37%	4,059
2010	11.258688	12.631724	12.20%	5,174
2009	7.951083	11.258688	41.60%	5,225
2008	10.761383	7.951083	-26.11%	5,926
2007	10.633580	10.761383	1.20%	10,823
2006	9.703475	10.633580	9.59%	21,458
2005	9.608736	9.703475	0.99%	24,643
2004	8.900133	9.608736	7.96%	26,288
2003	7.113995	8.900133	25.11%	22,917
2002	6.977508	7.113995	1.96%	1,563
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.521795	11.786490	2.30%	18,862
2010	10.258720	11.521795	12.31%	34,890
2009	7.243184	10.258720	41.63%	36,053
2008	9.808767	7.243184	-26.16%	21,623
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.564076	11.870113	2.65%	0
2010	10.308039	11.564076	12.19%	0
2009	7.256051	10.308039	42.06%	0
2008	9.799408	7.256051	-25.95%	0
2007*	10.000000	9.799408	-2.01%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.856699	16.977250	0.72%	282
2010	14.847934	16.856699	13.53%	287
2009	11.882104	14.847934	24.96%	287
2008	19.108753	11.882104	-37.82%	290
2007	18.362986	19.108753	4.06%	519
2006	16.075622	18.362986	14.23%	601
2005	15.537247	16.075622	3.47%	948
2004	14.231227	15.537247	9.18%	951
2003	11.228588	14.231227	26.74%	1,117
2002	14.632127	11.228588	-23.26%	1,083

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.330849	20.479533	5.94%	0
2010	18.167476	19.330849	6.40%	0
2009	15.905835	18.167476	14.22%	0
2008	16.656588	15.905835	-4.51%	0
2007	16.174047	16.656588	2.98%	1
2006	15.703538	16.174047	3.00%	66
2005	15.568577	15.703538	0.87%	450
2004	15.100810	15.568577	3.10%	470
2003	14.542870	15.100810	3.84%	509
2002	13.353240	14.542870	8.91%	628
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	39.316108	34.647123	-11.88%	0
2010	30.949940	39.316108	27.03%	0
2009	22.395819	30.949940	38.20%	0
2008	37.511508	22.395819	-40.30%	0
2007	32.911304	37.511508	13.98%	157
2006	29.614980	32.911304	11.13%	157
2005	25.383054	29.614980	16.67%	271
2004	20.611335	25.383054	23.15%	271
2003	15.074953	20.611335	36.73%	114
2002	16.951081	15.074953	-11.07%	114
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.303282	21.384574	-12.01%	13,615
2010	19.151309	24.303282	26.90%	13,190
2009	13.884257	19.151309	37.94%	14,211
2008	23.293000	13.884257	-40.39%	19,467
2007	20.462802	23.293000	13.83%	25,864
2006	18.443967	20.462802	10.95%	26,930
2005	15.833562	18.443967	16.49%	25,198
2004	12.868992	15.833562	23.04%	22,355
2003	9.430893	12.868992	36.46%	20,105
2002	10.619809	9.430893	-11.20%	9,047
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.346465	13.187816	-1.19%	0
2010	13.489472	13.346465	-1.06%	0
2009	13.569325	13.489472	-0.59%	0
2008	13.343939	13.569325	1.69%	0
2007	12.854749	13.343939	3.81%	0
2006	12.416341	12.854749	3.53%	125
2005	12.207888	12.416341	1.71%	402
2004	12.221217	12.207888	-0.11%	0
2003	12.259742	12.221217	-0.31%	2,725
2002	12.214356	12.259742	0.37%	2,725

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.323182	10.067722	-18.30%	77
2010	11.049736	12.323182	11.52%	83
2009	8.854364	11.049736	24.79%	88
2008	15.981497	8.854364	-44.60%	94
2007	13.815856	15.981497	15.68%	106
2006	11.867472	13.815856	16.42%	111
2005	10.106028	11.867472	17.43%	117
2004	9.022206	10.106028	12.01%	123
2003	6.383102	9.022206	41.35%	287
2002	8.118928	6.383102	-21.38%	293
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.766021	7.967815	-18.41%	648
2010	8.769503	9.766021	11.36%	648
2009	7.039289	8.769503	24.58%	648
2008	12.726901	7.039289	-44.69%	648
2007	11.016739	12.726901	15.52%	967
2006	9.477100	11.016739	16.25%	7,791
2005	8.083293	9.477100	17.24%	7,791
2004	7.227481	8.083293	11.84%	10,762
2003	5.119369	7.227481	41.18%	10,760
2002	6.520785	5.119369	-21.49%	440
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.335822	10.873789	-18.46%	9,606
2010	11.975415	13.335822	11.36%	9,838
2009	9.614219	11.975415	24.56%	3,920
2008	17.377893	9.614219	-44.68%	11,851
2007	15.041844	17.377893	15.53%	19,968
2006	12.935248	15.041844	16.29%	1,951
2005	11.036651	12.935248	17.20%	580
2004*	10.000000	11.036651	10.37%	403
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.482712	11.005132	-18.38%	0
2010	12.087589	13.482712	11.54%	0
2009	9.681995	12.087589	24.85%	0
2008	17.479355	9.681995	-44.61%	0
2007	15.108354	17.479355	15.69%	0
2006	12.977372	15.108354	16.42%	0
2005	11.055557	12.977372	17.38%	0
2004*	10.000000	11.055557	10.56%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.615387	11.172382	-3.81%	0
2010	9.995772	11.615387	16.20%	0
2009	7.114735	9.995772	40.49%	0
2008	13.481745	7.114735	-47.23%	0
2007	13.393331	13.481745	0.66%	0
2006	11.845045	13.393331	13.07%	0
2005	11.312503	11.845045	4.71%	0
2004	10.318950	11.312503	9.63%	0
2003	7.797643	10.318950	32.33%	0
2002	9.379384	7.797643	-16.86%	0

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.445144	10.994084	-3.94%	0
2010	9.867415	11.445144	15.99%	0
2009	7.035209	9.867415	40.26%	0
2008	13.348963	7.035209	-47.30%	0
2007	13.278681	13.348963	0.53%	0
2006	11.758847	13.278681	12.93%	0
2005	11.256272	11.758847	4.46%	0
2004	10.281005	11.256272	9.49%	0
2003	7.788048	10.281005	32.01%	0
2002	9.379391	7.788048	-16.97%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.687582	14.113955	-10.03%	0
2010	12.568971	15.687582	24.81%	0
2009	8.090716	12.568971	55.35%	0
2008	16.789867	8.090716	-51.81%	0
2007	16.110104	16.789867	4.22%	0
2006	14.046542	16.110104	14.69%	0
2005	13.876536	14.046542	1.23%	0
2004	12.334056	13.876536	12.51%	0
2003	7.919547	12.334056	55.74%	0
2002*	10.000000	7.919547	-20.80%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.645332	13.148879	-10.22%	9,057
2010	11.744757	14.645332	24.70%	8,322
2009	7.571913	11.744757	55.11%	13,988
2008	15.748763	7.571913	-51.92%	15,142
2007	15.133857	15.748763	4.06%	17,811
2006	13.216854	15.133857	14.50%	18,382
2005	13.073196	13.216854	1.10%	19,201
2004	11.635140	13.073196	12.36%	19,339
2003	7.491060	11.635140	55.32%	16,363
2002*	10.000000	7.491060	-25.09%	2,372
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.786913	14.464445	4.91%	302
2010	11.549849	13.786913	19.37%	334
2009	9.944471	11.549849	16.14%	344
2008	13.791429	9.944471	-27.89%	307
2007	14.319773	13.791429	-3.69%	323
2006	12.354628	14.319773	15.91%	299
2005	12.072321	12.354628	2.34%	323
2004	10.994434	12.072321	9.80%	317
2003	8.919895	10.994434	23.26%	329
2002*	10.000000	8.919895	-10.80%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.230806	8.970568	-2.82%	382
2010	8.482528	9.230806	8.82%	0
2009	6.598185	8.482528	28.56%	0
2008*	10.000000	6.598185	-34.02%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.287198	13.512781	-11.61%	0
2010	14.252030	15.287198	7.26%	0
2009	10.513730	14.252030	35.56%	0
2008	17.823820	10.513730	-41.01%	0
2007	15.597242	17.823820	14.28%	0
2006	12.984719	15.597242	20.12%	0
2005	11.907766	12.984719	9.04%	0
2004	10.149124	11.907766	17.33%	0
2003	7.757459	10.149124	30.83%	0
2002*	10.000000	7.757459	-22.43%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.900565	10.752351	-1.36%	0
2010	10.080797	10.900565	8.13%	0
2009	7.960828	10.080797	26.63%	0
2008	11.546001	7.960828	-31.05%	0
2007	10.820636	11.546001	6.70%	0
2006*	10.000000	10.820636	8.21%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.774657	10.603651	-1.59%	763
2010	9.992315	10.774657	7.83%	763
2009	7.910399	9.992315	26.32%	1,985
2008	11.502412	7.910399	-31.23%	2,459
2007	10.803550	11.502412	6.47%	3,465
2006*	10.000000	10.803550	8.04%	2,459
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.969808	17.414478	-8.20%	834
2010	17.067588	18.969808	11.15%	849
2009	12.817514	17.067588	33.16%	3,324
2008	21.843239	12.817514	-41.32%	3,324
2007	19.338578	21.843239	12.95%	4,048
2006	15.320915	19.338578	26.22%	4,090
2005	13.187556	15.320915	16.18%	4,133
2004	10.800913	13.187556	22.10%	4,238
2003	8.509517	10.800913	26.93%	4,046
2002*	10.000000	8.509517	-14.90%	2,086
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.601919	14.417306	-7.59%	0
2010	13.852349	15.601919	12.63%	0
2009	10.778394	13.852349	28.52%	0
2008	15.277641	10.778394	-29.45%	0
2007	14.130603	15.277641	8.12%	0
2006	12.869413	14.130603	9.80%	0
2005	12.115688	12.869413	6.22%	0
2004	10.784983	12.115688	12.34%	0
2003	8.582653	10.784983	25.66%	0
2002*	10.000000	8.582653	-14.17%	0

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.077762	10.235325	-7.60%	5,588
2010	9.386975	11.077762	18.01%	5,882
2009	5.741627	9.386975	63.49%	8,989
2008	11.432342	5.741627	-49.78%	9,216
2007	9.930874	11.432342	15.12%	17,463
2006	9.803992	9.930874	1.29%	21,341
2005	9.227909	9.803992	6.24%	22,867
2004	8.756032	9.227909	5.39%	27,425
2003	6.983301	8.756032	25.39%	24,560
2002*	10.000000	6.983301	-30.17%	3,268
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.517093	12.094256	-3.38%	13,170
2010	10.961378	12.517093	14.19%	16,850
2009	8.648841	10.961378	26.74%	17,211
2008	13.649742	8.648841	-36.64%	27,066
2007	14.160208	13.649742	-3.60%	40,654
2006	12.362629	14.160208	14.54%	46,261
2005	12.030560	12.362629	2.76%	60,088
2004	10.380007	12.030560	15.90%	53,463
2003	8.042132	10.380007	29.07%	53,825
2002*	10.000000	8.042132	-19.58%	10,224
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.723062	11.653053	-8.41%	2,477
2010	11.861523	12.723062	7.26%	1,072
2009*	10.000000	11.861523	18.62%	1,134
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.997828	10.895313	-0.93%	4,041
2010	9.935299	10.997828	10.69%	6,710
2009	7.236861	9.935299	37.29%	8,068
2008	11.634920	7.236861	-37.80%	9,263
2007	10.618336	11.634920	9.57%	20,961
2006	10.025506	10.618336	5.91%	23,840
2005	9.745270	10.025506	2.88%	23,653
2004	9.059620	9.745270	7.57%	28,766
2003	7.486564	9.059620	21.01%	26,967
2002*	10.000000	7.486564	-25.13%	3,155
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.088670	8.417723	-7.38%	9,297
2010	7.126918	9.088670	27.53%	17,738
2009	5.112044	7.126918	39.41%	26,665
2008	10.700156	5.112044	-52.22%	26,898
2007	9.900395	10.700156	8.08%	29,530
2006	9.805234	9.900395	0.97%	38,649
2005	9.658049	9.805234	1.52%	37,684
2004	8.555127	9.658049	12.89%	47,473
2003	6.344933	8.555127	34.83%	46,717
2002*	10.000000	6.344933	-36.55%	5,766

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.962252	13.218317	-11.66%	9,766
2010	11.151343	14.962252	34.17%	13,082
2009	6.934749	11.151343	60.80%	12,666
2008	11.617415	6.934749	-40.31%	13,393
2007	11.512167	11.617415	0.91%	14,842
2006	10.327967	11.512167	11.47%	13,951
2005	9.962379	10.327967	3.67%	14,332
2004	9.503492	9.962379	4.83%	14,912
2003	7.216139	9.503492	31.70%	11,937
2002*	10.000000	7.216139	-27.84%	264
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.951020	13.705801	-1.76%	13,709
2010	12.709167	13.951020	9.77%	15,292
2009	10.515660	12.709167	20.86%	13,151
2008	15.841149	10.515660	-33.62%	19,033
2007	14.918100	15.841149	6.19%	33,171
2006	12.542162	14.918100	18.94%	28,788
2005	11.935053	12.542162	5.09%	29,417
2004	10.530978	11.935053	13.33%	24,013
2003	8.555769	10.530978	23.09%	20,108
2002*	10.000000	8.555769	-14.44%	4,639
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.749702	10.421665	-3.05%	409
2010*	10.000000	10.749702	7.50%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.895869	13.782314	-0.82%	0
2010	12.442424	13.895869	11.68%	0
2009*	10.000000	12.442424	24.42%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.233657	10.194744	-0.38%	1,026
2010	9.256045	10.233657	10.56%	1,026
2009	7.598753	9.256045	21.81%	333
2008	10.963349	7.598753	-30.69%	0
2007	10.465796	10.963349	4.75%	2,545
2006*	10.000000	10.465796	4.66%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.938320	11.414478	4.35%	536
2010	10.456028	10.938320	4.61%	611
2009	9.446067	10.456028	10.69%	262
2008	10.618787	9.446067	-11.04%	0
2007	10.447849	10.618787	1.64%	2,623
2006*	10.000000	10.447849	4.48%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.281017	10.098071	-10.49%	8,238
2010	10.269056	11.281017	9.85%	8,256
2009	7.347487	10.269056	39.76%	2,368
2008	12.131768	7.347487	-39.44%	519
2007	10.748441	12.131768	12.87%	760
2006*	10.000000	10.748441	7.48%	248
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.983628	9.392119	-5.92%	1,717
2010	8.558038	9.983628	16.66%	1,830
2009	6.247751	8.558038	36.98%	892
2008	11.347156	6.247751	-44.94%	992
2007	10.274872	11.347156	10.44%	1,683
2006*	10.000000	10.274872	2.75%	1,824
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.469447	8.172677	-3.50%	1,182
2010	7.732300	8.469447	9.53%	1,182
2009	5.994429	7.732300	28.99%	423
2008	9.806149	5.994429	-38.87%	3,108
2007*	10.000000	9.806149	-1.94%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.273959	13.600599	2.46%	0
2010	11.884679	13.273959	11.69%	0
2009	8.242826	11.884679	44.18%	0
2008	11.615064	8.242826	-29.03%	0
2007	11.407487	11.615064	1.82%	0
2006	10.449767	11.407487	9.16%	0
2005*	10.000000	10.449767	4.50%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.784988	7.660316	-12.80%	0
2010	7.713805	8.784988	13.89%	0
2009	5.109337	7.713805	50.97%	0
2008*	10.000000	5.109337	-48.91%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.698486	9.268273	-4.44%	0
2010	7.951186	9.698486	21.98%	0
2009	6.124558	7.951186	29.82%	0
2008*	10.000000	6.124558	-38.75%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.674479	9.237127	-4.52%	0
2010	7.932740	9.674479	21.96%	0
2009	6.122656	7.932740	29.56%	0
2008*	10.000000	6.122656	-38.77%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.197754	8.499356	-7.59%	0
2010	8.106439	9.197754	13.46%	0
2009	6.357162	8.106439	27.52%	0
2008*	10.000000	6.357162	-36.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.206099	9.938199	-2.62%	3,689
2010	9.365872	10.206099	8.97%	3,954
2009	7.919500	9.365872	18.26%	4,233
2008*	10.000000	7.919500	-20.81%	5,278
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.784260	9.324356	-4.70%	0
2010	8.820316	9.784260	10.93%	0
2009	7.197326	8.820316	22.55%	0
2008*	10.000000	7.197326	-28.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.665062	10.675245	0.10%	0
2010	10.117462	10.665062	5.41%	0
2009	9.069797	10.117462	11.55%	0
2008*	10.000000	9.069797	-9.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.995903	9.636061	-3.60%	0
2010	9.093523	9.995903	9.92%	0
2009	7.555141	9.093523	20.36%	13,402
2008*	10.000000	7.555141	-24.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.549068	8.984882	-5.91%	0
2010	8.538248	9.549068	11.84%	0
2009	6.834262	8.538248	24.93%	0
2008*	10.000000	6.834262	-31.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.374143	10.211873	-1.56%	0
2010	9.639911	10.374143	7.62%	0
2009	8.299494	9.639911	16.15%	1,123
2008*	10.000000	8.299494	-17.01%	1,930
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.185077	11.768140	5.21%	0
2010	10.585430	11.185077	5.66%	0
2009	9.858821	10.585430	7.37%	0
2008*	10.000000	9.858821	-1.41%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.111502	11.651623	4.86%	1,317
2010	10.543220	11.111502	5.39%	1,551
2009	9.836975	10.543220	7.18%	1,676
2008*	10.000000	9.836975	-1.63%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.070481	12.634477	4.67%	4,528
2010	11.311614	12.070481	6.71%	4,867
2009	9.842789	11.311614	14.92%	5,126
2008*	10.000000	9.842789	-1.57%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	29.963336	22.891445	-23.60%	0
2010	26.190199	29.963336	14.41%	0
2009	16.270363	26.190199	60.97%	1,380
2008	39.184700	16.270363	-58.48%	1,755
2007	27.345531	39.184700	43.29%	1,755
2006	20.323980	27.345531	34.55%	1,755
2005	15.560137	20.323980	30.62%	1,755
2004	13.089877	15.560137	18.87%	1,755
2003	8.053976	13.089877	62.53%	1,755
2002*	10.000000	8.053976	-19.46%	1,100
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.775011	17.400876	-23.60%	3,530
2010	19.911202	22.775011	14.38%	3,630
2009	12.369611	19.911202	60.97%	1,039
2008	29.743382	12.369611	-58.41%	4,877
2007	20.719891	29.743382	43.55%	11,411
2006	15.372422	20.719891	34.79%	8,154
2005	11.755232	15.372422	30.77%	85
2004*	10.000000	11.755232	17.55%	99
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.630931	14.430326	5.86%	16,641
2010	13.180208	13.630931	3.42%	24,497
2009	13.004186	13.180208	1.35%	34,084
2008	12.231253	13.004186	6.32%	44,161
2007	11.565315	12.231253	5.76%	34,531
2006	11.338375	11.565315	2.00%	35,814
2005	11.124257	11.338375	1.92%	34,644
2004	10.914718	11.124257	1.92%	36,725
2003	10.841622	10.914718	0.67%	42,561
2002*	10.000000	10.841622	8.42%	10,135
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.780782	6.911842	-11.17%	0
2010	6.976101	7.780782	11.53%	0
2009	5.459968	6.976101	27.77%	0
2008*	10.000000	5.459968	-45.40%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.826466	13.110570	-5.18%	11,424
2010	12.220713	13.826466	13.14%	16,605
2009	9.733592	12.220713	25.55%	57,288
2008	15.615125	9.733592	-37.67%	67,528
2007	14.932208	15.615125	4.57%	73,668
2006	12.944770	14.932208	15.35%	76,730
2005	12.151018	12.944770	6.53%	79,887
2004	10.796657	12.151018	12.54%	81,002
2003	8.295236	10.796657	30.15%	82,668
2002*	10.000000	8.295236	-17.05%	927
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.506867	12.453829	-0.42%	0
2010	11.539047	12.506867	8.39%	0
2009*	10.000000	11.539047	15.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.377772	13.080661	-2.22%	0
2010	12.098401	13.377772	10.57%	0
2009*	10.000000	12.098401	20.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.665548	12.867648	1.60%	63,775
2010	12.118261	12.665548	4.52%	71,317
2009	11.255373	12.118261	7.67%	52,334
2008	12.134464	11.255373	-7.24%	77,520
2007	11.667317	12.134464	4.00%	120,836
2006	11.134248	11.667317	4.79%	136,889
2005	10.919410	11.134248	1.97%	192,845
2004	10.571403	10.919410	3.29%	186,083
2003	9.925839	10.571403	6.50%	157,102
2002*	10.000000	9.925839	-0.74%	9,731
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.501435	13.320900	-1.34%	152,839
2010	12.333177	13.501435	9.47%	214,890
2009	10.488575	12.333177	17.59%	343,825
2008	13.836243	10.488575	-24.19%	375,122
2007	13.268558	13.836243	4.28%	484,116
2006	12.072267	13.268558	9.91%	572,940
2005	11.610351	12.072267	3.98%	600,458
2004	10.739172	11.610351	8.11%	586,190
2003	9.063234	10.739172	18.49%	477,330
2002*	10.000000	9.063234	-9.37%	67,278

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.835155	13.365256	-3.40%	18,199
2010	12.422899	13.835155	11.37%	20,473
2009	10.118403	12.422899	22.78%	55,650
2008	14.942435	10.118403	-32.28%	83,037
2007	14.263090	14.942435	4.76%	111,598
2006	12.615980	14.263090	13.06%	107,936
2005	11.937446	12.615980	5.68%	112,840
2004	10.789843	11.937446	10.64%	116,976
2003	8.631966	10.789843	25.00%	90,790
2002*	10.000000	8.631966	-13.68%	2,959
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.261645	13.359584	0.74%	71,703
2010	12.381766	13.261645	7.11%	80,191
2009	10.950324	12.381766	13.07%	127,412
2008	13.059249	10.950324	-16.15%	132,499
2007	12.499775	13.059249	4.48%	245,189
2006	11.680171	12.499775	7.02%	284,961
2005	11.325532	11.680171	3.13%	243,900
2004	10.708098	11.325532	5.77%	256,040
2003	9.541955	10.708098	12.22%	228,916
2002*	10.000000	9.541955	-4.58%	36,789
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.902694	13.415824	-3.50%	0
2010	12.946450	13.902694	7.39%	0
2009*	10.000000	12.946450	29.46%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.843186	13.322678	-3.76%	51,742
2010	12.924657	13.843186	7.11%	63,001
2009*	10.000000	12.924657	29.25%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.909436	16.265412	-3.81%	0
2010	13.575086	16.909436	24.56%	0
2009	10.057278	13.575086	34.98%	0
2008	16.037914	10.057278	-37.29%	0
2007	15.108196	16.037914	6.15%	0
2006	13.929139	15.108196	8.46%	0
2005	12.588940	13.929139	10.65%	0
2004	11.020917	12.588940	14.23%	0
2003	8.292466	11.020917	32.90%	0
2002*	10.000000	8.292466	-17.08%	0

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.835823	15.211738	-3.94%	10,099
2010	12.747132	15.835823	24.23%	8,275
2009	9.461492	12.747132	34.73%	17,200
2008	15.123804	9.461492	-37.44%	19,461
2007	14.271988	15.123804	5.97%	37,400
2006	13.175795	14.271988	8.32%	40,775
2005	11.929478	13.175795	10.45%	40,192
2004	10.464165	11.929478	14.00%	36,383
2003	7.894281	10.464165	32.55%	29,106
2002*	10.000000	7.894281	-21.06%	541
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.479040	10.343194	-1.30%	14,990
2010	10.617045	10.479040	-1.30%	21,223
2009	10.752371	10.617045	-1.26%	21,346
2008	10.674766	10.752371	0.73%	28,305
2007	10.321462	10.674766	3.42%	16,623
2006	10.003832	10.321462	3.18%	13,552
2005	9.871845	10.003832	1.34%	17,352
2004	9.921370	9.871845	-0.50%	15,415
2003	9.989547	9.921370	-0.68%	16,422
2002*	10.000000	9.989547	-0.10%	20,947
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.161036	8.171995	-10.80%	0
2010	8.155696	9.161036	12.33%	0
2009	6.071023	8.155696	34.34%	0
2008*	10.000000	6.071023	-39.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.146639	9.229102	-17.20%	0
2010	10.642827	11.146639	4.73%	0
2009	8.304953	10.642827	28.15%	0
2008	15.679274	8.304953	-47.03%	0
2007	15.434479	15.679274	1.59%	0
2006	12.739421	15.434479	21.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.955235	9.039737	-17.48%	5,037
2010	10.485966	10.955235	4.48%	4,818
2009	8.204451	10.485966	27.81%	3,198
2008	15.523801	8.204451	-47.15%	3,101
2007	15.316120	15.523801	1.36%	6,938
2006	12.676866	15.316120	20.82%	12,783
2005	11.487724	12.676866	10.35%	9,357
2004*	10.000000	11.487724	14.88%	1,161
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.165548	8.754200	-4.49%	0
2010	8.049864	9.165548	13.86%	0
2009	6.305181	8.049864	27.67%	0
2008*	10.000000	6.305181	-36.95%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.806953	8.163084	-7.31%	7,263
2010	7.914167	8.806953	11.28%	8,551
2009	6.293303	7.914167	25.76%	15,356
2008*	10.000000	6.293303	-37.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.702858	9.150703	-5.69%	0
2010	7.773151	9.702858	24.83%	0
2009	6.215523	7.773151	25.06%	0
2008*	10.000000	6.215523	-37.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.186047	9.820513	-3.59%	0
2010	8.626530	10.186047	18.08%	0
2009	6.698993	8.626530	28.77%	0
2008*	10.000000	6.698993	-33.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.100497	9.883598	-2.15%	2,301
2010	8.179912	10.100497	23.48%	2,626
2009	6.516134	8.179912	25.53%	2,349
2008	12.348794	6.516134	-47.23%	3,322
2007	11.426744	12.348794	8.07%	4,737
2006	11.241258	11.426744	1.65%	4,720
2005	10.571165	11.241258	6.34%	4,710
2004	9.464116	10.571165	11.70%	3,355
2003	7.152435	9.464116	32.32%	3,242
2002*	10.000000	7.152435	-28.48%	1,349
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.500741	14.523869	-6.30%	0
2010	12.404552	15.500741	24.96%	0
2009	9.957551	12.404552	24.57%	0
2008	14.869923	9.957551	-33.04%	0
2007	16.182561	14.869923	-8.11%	0
2006	13.977834	16.182561	15.77%	0
2005	13.739206	13.977834	1.74%	0
2004	11.867254	13.739206	15.77%	0
2003	7.665268	11.867254	54.82%	0
2002*	10.000000	7.665268	-23.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.115070	13.172194	-6.68%	7,119
2010	11.307293	14.115070	24.83%	7,553
2009	9.102339	11.307293	24.22%	4,634
2008	13.622529	9.102339	-33.18%	2,970
2007	14.878533	13.622529	-8.44%	5,341
2006	12.873069	14.878533	15.58%	4,827
2005	12.689202	12.873069	1.45%	11,054
2004	10.988630	12.689202	15.48%	4,743
2003	7.116277	10.988630	54.42%	5,882
2002*	10.000000	7.116277	-28.84%	2,273

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.658246	15.528093	-6.78%	0
2010	13.467550	16.658246	23.69%	0
2009	10.129715	13.467550	32.95%	0
2008	16.604433	10.129715	-38.99%	0
2007	16.473117	16.604433	0.80%	0
2006	14.896229	16.473117	10.59%	0
2005	13.436807	14.896229	10.86%	0
2004	11.437956	13.436807	17.48%	0
2003	8.217975	11.437956	39.18%	0
2002*	10.000000	8.217975	-17.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.739245	15.563283	-7.03%	1,798
2010	13.569875	16.739245	23.36%	1,834
2009	10.227355	13.569875	32.68%	1,824
2008	16.809487	10.227355	-39.16%	4,593
2007	16.715422	16.809487	0.56%	4,287
2006	15.154075	16.715422	10.30%	3,310
2005	13.707353	15.154075	10.55%	3,767
2004	11.691686	13.707353	17.24%	2,975
2003	8.424256	11.691686	38.79%	3,090
2002*	10.000000	8.424256	-15.76%	117
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.067239	8.983448	-0.92%	284
2010	8.113693	9.067239	11.75%	298
2009	6.547293	8.113693	23.92%	445
2008	11.361234	6.547293	-42.37%	0
2007	10.669501	11.361234	6.48%	0
2006*	10.000000	10.669501	6.70%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.217325	9.656214	4.76%	6,183
2010	7.193460	9.217325	28.13%	5,745
2009	5.584230	7.193460	28.82%	5,428
2008*	10.000000	5.584230	-44.16%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.533921	10.532312	-0.02%	0
2010	10.420495	10.533921	1.09%	1,781
2009	9.856957	10.420495	5.72%	0
2008*	10.000000	9.856957	-1.43%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.562540	11.723024	-13.56%	0
2010	12.921098	13.562540	4.96%	0
2009*	10.000000	12.921098	29.21%	0

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.337975	12.759393	-4.34%	795
2010	10.999572	13.337975	21.26%	795
2009	8.479606	10.999572	29.72%	0
2008	14.187383	8.479606	-40.23%	0
2007	13.358247	14.187383	6.21%	0
2006	11.902710	13.358247	12.23%	0
2005	11.285193	11.902710	5.47%	0
2004*	10.000000	11.285193	12.85%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.815805	13.414369	-9.46%	0
2010	12.943185	14.815805	14.47%	0
2009	9.387217	12.943185	37.88%	0
2008	15.903252	9.387217	-40.97%	0
2007	15.153494	15.903252	4.95%	0
2006	13.045049	15.153494	16.16%	0
2005	11.559051	13.045049	12.86%	0
2004*	10.000000	11.559051	15.59%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.572100	13.161506	-9.68%	12,986
2010	12.764029	14.572100	14.17%	12,561
2009	9.278310	12.764029	37.57%	11,353
2008	15.758973	9.278310	-41.12%	12,965
2007	15.055531	15.758973	4.67%	17,879
2006	12.992657	15.055531	15.88%	17,516
2005	11.541948	12.992657	12.57%	19,645
2004*	10.000000	11.541948	15.42%	16,083
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.826215	15.231031	-9.48%	0
2010	14.700709	16.826215	14.46%	0
2009	10.656183	14.700709	37.95%	0
2008	18.051326	10.656183	-40.97%	0
2007	17.203280	18.051326	4.93%	0
2006	14.809186	17.203280	16.17%	0
2005	13.125654	14.809186	12.83%	0
2004	11.159875	13.125654	17.61%	0
2003	7.905631	11.159875	41.16%	0
2002*	10.000000	7.905631	-20.94%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.471859	14.871781	-9.71%	5,717
2010	14.423697	16.471859	14.20%	5,768
2009	10.486689	14.423697	37.54%	5,598
2008	17.806600	10.486689	-41.11%	6,101
2007	17.008129	17.806600	4.69%	8,445
2006	14.682162	17.008129	15.84%	8,506
2005	13.041356	14.682162	12.58%	8,710
2004	11.114787	13.041356	17.33%	8,862
2003	7.882520	11.114787	41.01%	21,667
2002*	10.000000	7.882520	-21.17%	1,044

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.794938	16.684762	-0.66%	18,204
2010	14.825936	16.794938	13.28%	20,506
2009	12.685943	14.825936	16.87%	11,528
2008	15.030204	12.685943	-15.60%	23,142
2007	13.901355	15.030204	8.12%	39,253
2006	13.133908	13.901355	5.84%	22,363
2005	12.984518	13.133908	1.15%	39,379
2004	12.132285	12.984518	7.02%	33,489
2003	10.491757	12.132285	15.64%	30,956
2002*	10.000000	10.491757	4.92%	16,170
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.825443	2.736378	-3.15%	0
2010	2.496092	2.825443	13.19%	0
2009	1.995202	2.496092	25.10%	0
2008	9.576862	1.995202	-79.17%	0
2007*	10.000000	9.576862	-4.23%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.015137	3.870432	-3.60%	0
2010	3.543153	4.015137	13.32%	0
2009	2.864575	3.543153	23.69%	0
2008	13.608539	2.864575	-78.95%	0
2007	13.802784	13.608539	-1.41%	0
2006	12.779813	13.802784	8.00%	0
2005	12.654892	12.779813	0.99%	0
2004	11.766508	12.654892	7.55%	0
2003	9.617283	11.766508	22.35%	0
2002*	10.000000	9.617283	-3.83%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.654976	11.467594	-1.61%	11,148
2010	10.194967	11.654976	14.32%	11,792
2009	8.070097	10.194967	26.33%	18,203
2008	13.322470	8.070097	-39.42%	18,508
2007	12.960820	13.322470	2.79%	25,805
2006	11.442348	12.960820	13.27%	36,254
2005	10.963251	11.442348	4.37%	42,574
2004	10.176921	10.963251	7.73%	46,144
2003	8.154921	10.176921	24.79%	42,029
2002*	10.000000	8.154921	-18.45%	12,576
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.034513	16.441520	-3.48%	0
2010	13.985273	17.034513	21.80%	0
2009	10.327953	13.985273	35.41%	0
2008	16.831461	10.327953	-38.64%	0
2007	17.263222	16.831461	-2.50%	0
2006	15.208965	17.263222	13.51%	0
2005	14.017981	15.208965	8.50%	0
2004	11.892935	14.017981	17.87%	0
2003	8.346628	11.892935	42.49%	0
2002*	10.000000	8.346628	-16.53%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.759032	9.402876	-3.65%	572
2010	8.034927	9.759032	21.46%	572
2009	5.947249	8.034927	35.10%	0
2008	9.719494	5.947249	-38.81%	0
2007	9.987246	9.719494	-2.68%	3,513
2006*	10.000000	9.987246	-0.13%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.735153	12.557857	7.01%	0
2010	10.870871	11.735153	7.95%	0
2009*	10.000000	10.870871	8.71%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.368465	11.334165	-0.30%	3,994
2010	10.950340	11.368465	3.82%	9,676
2009*	10.000000	10.950340	9.50%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.026596	12.260822	-5.88%	2,398
2010	11.539009	13.026596	12.89%	2,398
2009	9.006084	11.539009	28.12%	2,168
2008	14.884906	9.006084	-39.50%	15,109
2007	16.051376	14.884906	-7.27%	18,863
2006	14.029907	16.051376	14.41%	17,255
2005	13.507943	14.029907	3.86%	17,921
2004	12.317191	13.507943	9.67%	18,297
2003*	10.000000	12.317191	23.17%	19,217
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.029198	10.682309	-18.01%	0
2010	11.997804	13.029198	8.60%	0
2009	9.753246	11.997804	23.01%	0
2008	17.630966	9.753246	-44.68%	0
2007	16.485154	17.630966	6.95%	0
2006	13.076833	16.485154	26.06%	0
2005	11.808252	13.076833	10.74%	0
2004	10.296237	11.808252	14.69%	0
2003	8.116352	10.296237	26.86%	0
2002*	10.000000	8.116352	-18.84%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.507525	13.642495	-5.96%	0
2010	11.666955	14.507525	24.35%	0
2009	8.986861	11.666955	29.82%	0
2008	15.015934	8.986861	-40.15%	0
2007	17.432101	15.015934	-13.86%	0
2006	15.056986	17.432101	15.77%	0
2005	14.252522	15.056986	5.64%	0
2004	11.440970	14.252522	24.57%	0
2003	7.745909	11.440970	47.70%	0
2002*	10.000000	7.745909	-22.54%	0

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.214047	11.525466	-18.91%	6,260
2010	11.921643	14.214047	19.23%	6,337
2009	7.369673	11.921643	61.77%	7,574
2008	11.858228	7.369673	-37.85%	4,658
2007	11.386683	11.858228	4.14%	4,830
2006	10.941518	11.386683	4.07%	4,818
2005	10.488156	10.941518	4.32%	4,785
2004	10.117128	10.488156	3.67%	4,379
2003	8.206191	10.117128	23.29%	4,362
2002*	10.000000	8.206191	-17.94%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.399186	11.859357	4.04%	419
2010	10.808042	11.399186	5.47%	419
2009	10.011286	10.808042	7.96%	0
2008	11.327507	10.011286	-11.62%	0
2007	10.908291	11.327507	3.84%	1,989
2006	10.671566	10.908291	2.22%	1,989
2005	10.402509	10.671566	2.59%	1,989
2004	10.127043	10.402509	2.72%	1,989
2003*	10.000000	10.127043	1.27%	1,989
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.375138	15.419739	-5.83%	0
2010	13.086941	16.375138	25.13%	0
2009*	10.000000	13.086941	30.87%	0
Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.515369	11.672742	-6.73%	10,533
2010	11.469816	12.515369	9.12%	13,536
2009	9.250685	11.469816	23.99%	13,271
2008	13.214955	9.250685	-31.27%	12,973
2007	12.526796	13.214955	5.49%	19,176
2006	11.493684	12.526796	8.99%	16,272
2005	11.197188	11.493684	2.65%	16,234
2004	10.708766	11.197188	4.56%	17,493
2003	9.250520	10.708766	15.76%	6,115
2002*	10.000000	9.250520	-7.49%	552

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.945407	11.453411	4.64%	2,556
2010	9.836180	10.945407	11.28%	18,754
2009	8.284897	9.836180	18.72%	19,577
2008	14.161326	8.284897	-41.50%	3,482
2007	13.690772	14.161326	3.44%	1,809
2006	11.862819	13.690772	15.41%	1,545
2005	11.496334	11.862819	3.19%	1,434
2004	10.477829	11.496334	9.72%	926
2003	8.035070	10.477829	30.40%	637
2002*	10.000000	8.035070	-19.65%	158
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.495063	13.109573	-20.52%	152
2010	16.031379	16.495063	2.89%	230
2009	12.095103	16.031379	32.54%	153
2008	26.245102	12.095103	-53.91%	220
2007	25.199513	26.245102	4.15%	220
2006	18.904347	25.199513	33.30%	220
2005	16.445441	18.904347	14.95%	220
2004	13.348050	16.445441	23.20%	220
2003	9.399495	13.348050	42.01%	541
2002*	10.000000	9.399495	-6.01%	232
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.444370	9.916936	-5.05%	37
2010	9.639510	10.444370	8.35%	37
2009	7.126913	9.639510	35.26%	83
2008	12.005162	7.126913	-40.63%	132
2007	10.711993	12.005162	12.07%	152
2006	10.928253	10.711993	-1.98%	153
2005	9.645655	10.928253	13.30%	153
2004	9.024540	9.645655	6.88%	132
2003	7.415239	9.024540	21.70%	334
2002*	10.000000	7.415239	-25.85%	1
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.519389	17.596076	-9.85%	2,018
2010	15.630287	19.519389	24.88%	2,216
2009	11.106443	15.630287	40.73%	2,784
2008	17.522539	11.106443	-36.62%	2,552
2007	17.496385	17.522539	0.15%	3,763
2006	15.529686	17.496385	12.66%	3,870
2005	14.762630	15.529686	5.20%	4,181
2004	12.567456	14.762630	17.47%	4,269
2003	9.041866	12.567456	38.99%	2,554
2002*	10.000000	9.041866	-9.58%	2,023
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.067152	12.421855	-4.94%	26,239
2010	12.067934	13.067152	8.28%	833
2009*	10.000000	12.067934	20.68%	37

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.345769	16.216298	-0.79%	1,175
2010	13.168297	16.345769	24.13%	1,236
2009	10.676550	13.168297	23.34%	1,268
2008	15.665780	10.676550	-31.85%	1,299
2007	15.986045	15.665780	-2.00%	1,293
2006	14.163152	15.986045	12.87%	1,277
2005	13.388008	14.163152	5.79%	1,237
2004	11.134407	13.388008	20.24%	1,593
2003	8.191760	11.134407	35.92%	1,106
2002*	10.000000	8.191760	-18.08%	561
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.715191	11.661520	-0.46%	0
2010	10.343005	11.715191	13.27%	0
2009	7.838577	10.343005	31.95%	0
2008	12.117395	7.838577	-35.31%	0
2007	11.396821	12.117395	6.32%	0
2006	10.579018	11.396821	7.73%	0
2005	10.349184	10.579018	2.22%	0
2004	9.877350	10.349184	4.78%	0
2003	7.946130	9.877350	24.30%	0
2002*	10.000000	7.946130	-20.54%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.507672	12.570847	0.51%	2,587
2010	11.040495	12.507672	13.29%	2,714
2009	8.858701	11.040495	24.63%	4,144
2008	14.286318	8.858701	-37.99%	9,032
2007	13.759768	14.286318	3.83%	9,002
2006	12.075999	13.759768	13.94%	7,631
2005	11.692238	12.075999	3.28%	7,046
2004	10.712354	11.692238	9.15%	5,424
2003	8.459411	10.712354	26.63%	2,017
2002*	10.000000	8.459411	-15.41%	462
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.909099	13.944066	0.25%	5,515
2010	12.309860	13.909099	12.99%	5,510
2009	9.899907	12.309860	24.34%	3,066
2008	16.010968	9.899907	-38.17%	3,093
2007	15.459606	16.010968	3.57%	3,166
2006	13.602209	15.459606	13.66%	3,261
2005	13.202468	13.602209	3.03%	3,709
2004	12.127629	13.202468	8.86%	1,626
2003*	10.000000	12.127629	21.28%	2,055

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.265311	10.501314	-6.78%	2,693
2010	10.104953	11.265311	11.48%	2,819
2009	9.043538	10.104953	11.74%	530
2008	13.034384	9.043538	-30.62%	606
2007	12.051748	13.034384	8.15%	604
2006	10.551046	12.051748	14.22%	622
2005	10.516739	10.551046	0.33%	615
2004	9.953008	10.516739	5.66%	593
2003	8.144447	9.953008	22.21%	371
2002*	10.000000	8.144447	-18.56%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.965960	18.596458	3.51%	1,114
2010	15.921725	17.965960	12.84%	1,537
2009	10.584904	15.921725	50.42%	1,699
2008	14.518440	10.584904	-27.09%	1,316
2007	14.263841	14.518440	1.78%	1,571
2006	13.076632	14.263841	9.08%	1,536
2005	12.960704	13.076632	0.89%	1,426
2004	11.926298	12.960704	8.67%	1,382
2003	9.926218	11.926298	20.15%	1,336
2002*	10.000000	9.926218	-0.74%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.863540	13.987681	0.90%	3,924
2010	12.951750	13.863540	7.04%	3,824
2009	10.901268	12.951750	18.81%	3,922
2008	11.919090	10.901268	-8.54%	2,448
2007	11.465800	11.919090	3.95%	2,471
2006	11.158715	11.465800	2.75%	2,587
2005	11.166125	11.158715	-0.07%	2,528
2004	10.923501	11.166125	2.22%	2,462
2003	10.581411	10.923501	3.23%	1,887
2002*	10.000000	10.581411	5.81%	588
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.725768	13.810474	0.62%	5,333
2010	12.849379	13.725768	6.82%	6,379
2009	10.840249	12.849379	18.53%	4,641
2008	11.886359	10.840249	-8.80%	7,151
2007	11.460802	11.886359	3.71%	7,134
2006	11.179026	11.460802	2.52%	7,606
2005	11.220847	11.179026	-0.37%	7,588
2004	11.008918	11.220847	1.93%	7,672
2003	10.685195	11.008918	3.03%	6,729
2002*	10.000000	10.685195	6.85%	1,749

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.766047	12.255508	-4.00%	0
2010	11.337397	12.766047	12.60%	0
2009	8.913040	11.337397	27.20%	0
2008	12.693427	8.913040	-29.78%	0
2007	11.154874	12.693427	13.79%	0
2006	10.544204	11.154874	5.79%	0
2005	10.284145	10.544204	2.53%	0
2004	9.894625	10.284145	3.94%	0
2003	8.506718	9.894625	16.32%	0
2002	9.460683	8.506718	-10.08%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.872251	11.382506	-4.13%	0
2010	10.560103	11.872251	12.43%	0
2009	8.313535	10.560103	27.02%	0
2008	11.853973	8.313535	-29.87%	0
2007	10.433788	11.853973	13.61%	0
2006	9.871744	10.433788	5.69%	0
2005	9.641923	9.871744	2.38%	0
2004	9.292716	9.641923	3.76%	0
2003	8.005752	9.292716	16.08%	0
2002	8.920800	8.005752	-10.26%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.822525	10.007866	-7.53%	0
2010	9.443000	10.822525	14.61%	0
2009	7.208594	9.443000	31.00%	0
2008	11.396037	7.208594	-36.74%	0
2007	9.718505	11.396037	17.26%	0
2006	9.219684	9.718505	5.41%	0
2005	9.004148	9.219684	2.39%	0
2004	8.622664	9.004148	4.42%	0
2003	7.097620	8.622664	21.49%	0
2002	8.518628	7.097620	-16.68%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.894354	9.130455	-7.72%	0
2010	8.644484	9.894354	14.46%	0
2009	6.617910	8.644484	30.62%	0
2008	10.472680	6.617910	-36.81%	0
2007	8.951583	10.472680	16.99%	0
2006	8.502037	8.951583	5.29%	0
2005	8.321388	8.502037	2.17%	323
2004	7.985620	8.321388	4.20%	478
2003	6.579734	7.985620	21.37%	478
2002	7.923906	6.579734	-16.96%	478

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.343331	11.716916	-5.07%	0
2010	10.604528	12.343331	16.40%	0
2009	7.769465	10.604528	36.49%	0
2008	11.937303	7.769465	-34.91%	0
2007	11.112657	11.937303	7.42%	0
2006	10.089898	11.112657	10.14%	0
2005	9.684330	10.089898	4.19%	0
2004	9.311935	9.684330	4.00%	0
2003	8.031583	9.311935	15.94%	0
2002	8.922649	8.031583	-9.99%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.662481	12.013949	-5.12%	3,384
2010	10.900185	12.662481	16.17%	3,621
2009	7.988083	10.900185	36.46%	3,927
2008	12.296617	7.988083	-35.04%	4,126
2007	11.466016	12.296617	7.24%	3,881
2006	10.423869	11.466016	10.00%	4,184
2005	10.012756	10.423869	4.11%	9,286
2004	9.652988	10.012756	3.73%	10,148
2003	8.333960	9.652988	15.83%	10,504
2002	9.276764	8.333960	-10.16%	12,357
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.895408	8.539958	-4.00%	0
2010	7.637396	8.895408	16.47%	0
2009	5.696134	7.637396	34.08%	0
2008	9.818049	5.696134	-41.98%	0
2007	9.308479	9.818049	5.47%	0
2006	8.277215	9.308479	12.46%	0
2005	6.935120	8.277215	19.35%	0
2004	6.941526	6.935120	-0.09%	0
2003	5.621167	6.941526	23.49%	0
2002	6.141897	5.621167	-8.48%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.755582	8.398535	-4.08%	590
2010	7.522360	8.755582	16.39%	676
2009	5.615577	7.522360	33.96%	110
2008	9.705560	5.615577	-42.14%	294
2007	9.218703	9.705560	5.28%	287
2006	8.210272	9.218703	12.28%	293
2005	6.896354	8.210272	19.05%	261
2004	6.902238	6.896354	-0.09%	697
2003	5.601275	6.902238	23.23%	715
2002	6.141898	5.601275	-8.80%	727

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.981848	10.926943	-0.50%	10,159
2010	9.672626	10.981848	13.54%	10,050
2009	7.540500	9.672626	28.28%	10,137
2008	13.341223	7.540500	-43.48%	10,207
2007	13.335752	13.341223	0.04%	10,038
2006	11.257268	13.335752	18.46%	9,483
2005	10.789637	11.257268	4.33%	8,157
2004	9.819563	10.789637	9.88%	5,189
2003	7.643847	9.819563	28.46%	2,441
2002	9.335364	7.643847	-18.12%	1,242
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.765833	11.683333	-0.70%	19,693
2010	10.378541	11.765833	13.37%	24,629
2009	8.099981	10.378541	28.13%	23,567
2008	14.358071	8.099981	-43.59%	14,665
2007	14.372743	14.358071	-0.10%	18,070
2006	12.147906	14.372743	18.31%	16,002
2005	11.663942	12.147906	4.15%	16,078
2004	10.629486	11.663942	9.73%	15,993
2003	8.286504	10.629486	28.27%	12,098
2002	10.139075	8.286504	-18.27%	12,379
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.552728	9.572416	0.21%	0
2010	8.445104	9.552728	13.12%	0
2009	6.732175	8.445104	25.44%	0
2008	11.720869	6.732175	-42.56%	0
2007	10.608964	11.720869	10.48%	0
2006	9.515670	10.608964	11.49%	0
2005	8.970260	9.515670	6.08%	0
2004	8.598302	8.970260	4.33%	0
2003	7.051740	8.598302	21.93%	0
2002	8.580686	7.051740	-17.82%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.663454	9.662809	-0.01%	2,877
2010	8.551569	9.663454	13.00%	5,088
2009	6.824828	8.551569	25.30%	4,840
2008	11.907350	6.824828	-42.68%	4,854
2007	10.791531	11.907350	10.34%	7,555
2006	9.692728	10.791531	11.34%	8,060
2005	9.148031	9.692728	5.95%	6,731
2004	8.787827	9.148031	4.10%	6,602
2003	7.216199	8.787827	21.78%	6,287
2002	8.796886	7.216199	-17.97%	6,563

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.939955	8.831964	-1.21%	585
2010	7.304891	8.939955	22.38%	585
2009	5.778363	7.304891	26.42%	585
2008	11.101107	5.778363	-47.95%	585
2007	8.870321	11.101107	25.15%	585
2006	8.424261	8.870321	5.29%	584
2005	8.080785	8.424261	4.25%	584
2004	7.932488	8.080785	1.87%	584
2003	6.055751	7.932488	30.99%	584
2002	8.794661	6.055751	-31.14%	584
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.868917	6.774179	-1.38%	15,153
2010	5.621461	6.868917	22.19%	18,522
2009	4.453073	5.621461	26.24%	18,952
2008	8.567083	4.453073	-48.02%	22,527
2007	6.856904	8.567083	24.94%	24,730
2006	6.521840	6.856904	5.14%	20,677
2005	6.266039	6.521840	4.08%	26,290
2004	6.159459	6.266039	1.73%	27,120
2003	4.710748	6.159459	30.75%	26,081
2002	6.850854	4.710748	-31.24%	20,879
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.514812	9.438452	-10.24%	0
2011	10.514812	9.438452	-10.24%	0
2010	8.548141	10.514812	23.01%	0
2009	6.201400	8.548141	37.84%	0
2008	12.296101	6.201400	-49.57%	0
2007	10.607618	12.296101	15.92%	0
2006	9.917082	10.607618	6.96%	0
2005	9.309614	9.917082	6.53%	0
2004	8.561402	9.309614	8.74%	0
2003	6.651259	8.561402	28.72%	0
2002	9.152878	6.651259	-27.33%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.281717	9.208426	-10.44%	1,276
2010	8.359118	10.281717	23.00%	2,444
2009	6.081712	8.359118	37.45%	2,739
2008	12.065607	6.081712	-49.59%	3,186
2007	10.426024	12.065607	15.73%	1,627
2006	9.759165	10.426024	6.83%	1,698
2005	9.181596	9.759165	6.29%	1,547
2004	8.464083	9.181596	8.48%	1,443
2003	6.585493	8.464083	28.53%	931
2002	9.097328	6.585493	-27.61%	554

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.760456	12.057540	2.53%	0
2010	10.476806	11.760456	12.25%	0
2009	7.386639	10.476806	41.83%	0
2008	9.992160	7.386639	-26.08%	0
2007	9.867513	9.992160	1.26%	0
2006	8.996549	9.867513	9.68%	0
2005	8.894890	8.996549	1.14%	0
2004	8.236757	8.894890	7.99%	0
2003	6.575866	8.236757	25.26%	0
2002	6.433089	6.575866	2.22%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.563698	12.855040	2.32%	1,584
2010	11.203726	12.563698	12.14%	1,567
2009	7.916272	11.203726	41.53%	1,804
2008	10.719694	7.916272	-26.15%	2,711
2007	10.597767	10.719694	1.15%	6,855
2006	9.675677	10.597767	9.53%	7,496
2005	9.586071	9.675677	0.93%	11,632
2004	8.883631	9.586071	7.91%	12,611
2003	7.104400	8.883631	25.04%	12,380
2002	6.971623	7.104400	1.90%	4,916
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.500408	11.758677	2.25%	141
2010	10.244852	11.500408	12.26%	116
2009	7.237057	10.244852	41.56%	394
2008	9.805449	7.237057	-26.19%	398
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.542627	11.842105	2.59%	0
2010	10.294121	11.542627	12.13%	0
2009	7.249915	10.294121	41.99%	0
2008	9.796088	7.249915	-25.99%	0
2007*	10.000000	9.796088	-2.04%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.626846	9.690781	0.66%	4,742
2010	8.483944	9.626846	13.47%	5,598
2009	6.792735	8.483944	24.90%	7,332
2008	10.929611	6.792735	-37.85%	7,298
2007	10.508407	10.929611	4.01%	8,962
2006	9.204085	10.508407	14.17%	9,337
2005	8.900340	9.204085	3.41%	13,029
2004	8.156327	8.900340	9.12%	13,317
2003	6.438691	8.156327	26.68%	13,364
2002	8.394605	6.438691	-23.30%	13,463

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.575224	17.551287	5.89%	335
2010	15.585586	16.575224	6.35%	405
2009	13.652275	15.585586	14.16%	483
2008	14.303908	13.652275	-4.56%	931
2007	13.896597	14.303908	2.93%	334
2006	13.499165	13.896597	2.94%	779
2005	13.389914	13.499165	0.82%	5,971
2004	12.994199	13.389914	3.05%	6,652
2003	12.520432	12.994199	3.78%	7,928
2002	11.502068	12.520432	8.85%	7,997
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	39.084520	34.425613	-11.92%	0
2010	30.783205	39.084520	26.97%	0
2009	22.286444	30.783205	38.13%	0
2008	37.347282	22.286444	-40.33%	0
2007	32.783896	37.347282	13.92%	0
2006	29.515247	32.783896	11.07%	0
2005	25.310346	29.515247	16.61%	0
2004	20.562700	25.310346	23.09%	0
2003	15.046994	20.562700	36.66%	0
2002	16.928228	15.046994	-11.11%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.172253	21.258518	-12.05%	8,323
2010	19.057700	24.172253	26.84%	9,886
2009	13.823390	19.057700	37.87%	7,948
2008	23.202677	13.823390	-40.42%	11,519
2007	20.393841	23.202677	13.77%	15,173
2006	18.391102	20.393841	10.89%	17,391
2005	15.796161	18.391102	16.43%	17,439
2004	12.845097	15.796161	22.97%	14,505
2003	9.418141	12.845097	36.39%	9,321
2002	10.610836	9.418141	-11.24%	6,971
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.022792	11.873872	-1.24%	2
2010	12.157778	12.022792	-1.11%	2
2009	12.235946	12.157778	-0.64%	2
2008	12.038806	12.235946	1.64%	2
2007	11.603374	12.038806	3.75%	0
2006	11.213309	11.603374	3.48%	0
2005	11.030627	11.213309	1.66%	0
2004	11.048266	11.030627	-0.16%	0
2003	11.088712	11.048266	-0.36%	0
2002	11.053262	11.088712	0.32%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.250577	10.003352	-18.34%	0
2010	10.990196	12.250577	11.47%	0
2009	8.811111	10.990196	24.73%	0
2008	15.911522	8.811111	-44.62%	0
2007	13.762373	15.911522	15.62%	0
2006	11.827498	13.762373	16.36%	0
2005	10.077059	11.827498	17.37%	0
2004	9.000904	10.077059	11.96%	0
2003	6.371254	9.000904	41.27%	0
2002	8.107973	6.371254	-21.42%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.713421	7.920890	-18.45%	195
2010	8.726686	9.713421	11.31%	214
2009	7.008467	8.726686	24.52%	447
2008	12.677626	7.008467	-44.72%	887
2007	10.979671	12.677626	15.46%	978
2006	9.449995	10.979671	16.19%	1,064
2005	8.064238	9.449995	17.18%	1,064
2004	7.214099	8.064238	11.78%	1,475
2003	5.112463	7.214099	41.11%	2,405
2002	6.515292	5.112463	-21.53%	1,041
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.290874	10.831638	-18.50%	3,734
2010	11.941094	13.290874	11.30%	4,424
2009	9.591527	11.941094	24.50%	1,870
2008	17.345687	9.591527	-44.70%	1,975
2007	15.021620	17.345687	15.47%	2,600
2006	12.924386	15.021620	16.23%	1,185
2005	11.032954	12.924386	17.14%	876
2004*	10.000000	11.032954	10.33%	717
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.437271	10.962490	-18.42%	111
2010	12.052954	13.437271	11.49%	111
2009	9.659147	12.052954	24.78%	111
2008	17.446970	9.659147	-44.64%	111
2007	15.088053	17.446970	15.63%	111
2006	12.966487	15.088053	16.36%	111
2005	11.051851	12.966487	17.32%	111
2004*	10.000000	11.051851	10.52%	111
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.559074	11.112587	-3.86%	0
2010	9.952350	11.559074	16.14%	0
2009	7.087423	9.952350	40.42%	0
2008	13.436831	7.087423	-47.25%	0
2007	13.355506	13.436831	0.61%	0
2006	11.817555	13.355506	13.01%	0
2005	11.291944	11.817555	4.65%	0
2004	10.305412	11.291944	9.57%	0
2003	7.791370	10.305412	32.27%	0
2002	9.376602	7.791370	-16.91%	0

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.389689	10.935283	-3.99%	503
2010	9.824581	11.389689	15.93%	658
2009	7.008219	9.824581	40.19%	658
2008	13.304522	7.008219	-47.32%	658
2007	13.241225	13.304522	0.48%	781
2006	11.731605	13.241225	12.87%	904
2005	11.235866	11.731605	4.41%	871
2004	10.267558	11.235866	9.43%	818
2003	7.781795	10.267558	31.94%	760
2002	9.376614	7.781795	-17.01%	691
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.619513	14.045594	-10.08%	0
2010	12.520768	15.619513	24.75%	0
2009	8.063770	12.520768	55.27%	0
2008	16.742451	8.063770	-51.84%	0
2007	16.072797	16.742451	4.17%	0
2006	14.021099	16.072797	14.63%	0
2005	13.858401	14.021099	1.17%	0
2004	12.324177	13.858401	12.45%	0
2003	7.917213	12.324177	55.66%	0
2002*	10.000000	7.917213	-20.83%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.581129	13.084626	-10.26%	1,210
2010	11.699181	14.581129	24.63%	1,075
2009	7.546348	11.699181	55.03%	1,142
2008	15.703587	7.546348	-51.95%	964
2007	15.098137	15.703587	4.01%	1,910
2006	13.192317	15.098137	14.45%	2,158
2005	13.055515	13.192317	1.05%	2,116
2004	11.625298	13.055515	12.30%	2,150
2003	7.488515	11.625298	55.24%	416
2002*	10.000000	7.488515	-25.11%	2
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.727123	14.394442	4.86%	3,201
2010	11.505572	13.727123	19.31%	3,198
2009	9.911376	11.505572	16.08%	3,900
2008	13.752515	9.911376	-27.93%	4,428
2007	14.286647	13.752515	-3.74%	4,403
2006	12.332282	14.286647	15.85%	4,486
2005	12.056574	12.332282	2.29%	4,404
2004	10.985656	12.056574	9.75%	2,883
2003	8.917289	10.985656	23.20%	1,668
2002*	10.000000	8.917289	-10.83%	937
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.218340	8.953922	-2.87%	0
2010	8.475367	9.218340	8.77%	0
2009	6.595954	8.475367	28.49%	0
2008*	10.000000	6.595954	-34.04%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.220884	13.447364	-11.65%	411
2010	14.197382	15.220884	7.21%	411
2009	10.478730	14.197382	35.49%	482
2008	17.773508	10.478730	-41.04%	485
2007	15.561135	17.773508	14.22%	490
2006	12.961200	15.561135	20.06%	494
2005	11.892201	12.961200	8.99%	497
2004	10.140996	11.892201	17.27%	858
2003	7.755176	10.140996	30.76%	862
2002*	10.000000	7.755176	-22.45%	242
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.874777	10.721481	-1.41%	470
2010	10.062033	10.874777	8.08%	470
2009	7.950038	10.062033	26.57%	470
2008	11.536203	7.950038	-31.09%	470
2007	10.816958	11.536203	6.65%	470
2006*	10.000000	10.816958	8.17%	470
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.749151	10.573204	-1.64%	34
2010	9.973707	10.749151	7.77%	34
2009	7.899671	9.973707	26.25%	140
2008	11.492649	7.899671	-31.26%	252
2007	10.799882	11.492649	6.41%	298
2006*	10.000000	10.799882	8.00%	298
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.884645	17.327527	-8.25%	265
2010	16.999569	18.884645	11.09%	283
2009	12.772895	16.999569	33.09%	303
2008	21.778275	12.772895	-41.35%	334
2007	19.290884	21.778275	12.89%	334
2006	15.290863	19.290884	26.16%	352
2005	13.168351	15.290863	16.12%	384
2004	10.790641	13.168351	22.03%	403
2003	8.505730	10.790641	26.86%	1,447
2002*	10.000000	8.505730	-14.94%	840
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.534258	14.347524	-7.64%	595
2010	13.799263	15.534258	12.57%	595
2009	10.742527	13.799263	28.45%	625
2008	15.234533	10.742527	-29.49%	657
2007	14.097908	15.234533	8.06%	655
2006	12.846118	14.097908	9.74%	649
2005	12.099859	12.846118	6.17%	638
2004	10.776347	12.099859	12.28%	628
2003	8.580130	10.776347	25.60%	617
2002*	10.000000	8.580130	-14.20%	7

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.028020	10.184207	-7.65%	1,057
2010	9.349549	11.028020	17.95%	1,112
2009	5.721631	9.349549	63.41%	1,646
2008	11.398342	5.721631	-49.80%	975
2007	9.906382	11.398342	15.06%	922
2006	9.784761	9.906382	1.24%	4,176
2005	9.214461	9.784761	6.19%	3,995
2004	8.747711	9.214461	5.34%	890
2003	6.980196	8.747711	25.32%	411
2002*	10.000000	6.980196	-30.20%	327
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.460889	12.033866	-3.43%	3,789
2010	10.917691	12.460889	14.13%	4,133
2009	8.618740	10.917691	26.67%	3,314
2008	13.609161	8.618740	-36.67%	2,501
2007	14.125302	13.609161	-3.65%	2,602
2006	12.338387	14.125302	14.48%	2,651
2005	12.013045	12.338387	2.71%	3,413
2004	10.370139	12.013045	15.84%	2,606
2003	8.038554	10.370139	29.01%	2,883
2002*	10.000000	8.038554	-19.61%	1,186
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.712334	11.637337	-8.46%	19,580
2010	11.857519	12.712334	7.21%	1,451
2009*	10.000000	11.857519	18.58%	48
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.948469	10.840928	-0.98%	926
2010	9.895718	10.948469	10.64%	2,086
2009	7.211674	9.895718	37.22%	2,777
2008	11.600313	7.211674	-37.83%	2,381
2007	10.592155	11.600313	9.52%	1,383
2006	10.005833	10.592155	5.86%	1,773
2005	9.731070	10.005833	2.82%	1,846
2004	9.050991	9.731070	7.51%	1,772
2003	7.483218	9.050991	20.95%	1,488
2002*	10.000000	7.483218	-25.17%	710
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.047898	8.375723	-7.43%	4,830
2010	7.098528	9.047898	27.46%	6,265
2009	5.094257	7.098528	39.34%	5,937
2008	10.668358	5.094257	-52.25%	6,058
2007	9.876006	10.668358	8.02%	4,890
2006	9.786020	9.876006	0.92%	4,670
2005	9.643989	9.786020	1.47%	4,039
2004	8.546993	9.643989	12.83%	3,635
2003	6.342111	8.546993	34.77%	3,064
2002*	10.000000	6.342111	-36.58%	1,486

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.895124	13.152352	-11.70%	387
2010	11.106934	14.895124	34.11%	408
2009	6.910626	11.106934	60.72%	492
2008	11.582890	6.910626	-40.34%	986
2007	11.483799	11.582890	0.86%	1,444
2006	10.307721	11.483799	11.41%	1,445
2005	9.947877	10.307721	3.62%	1,839
2004	9.494463	9.947877	4.78%	2,513
2003	7.212924	9.494463	31.63%	2,592
2002*	10.000000	7.212924	-27.87%	480
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.888398	13.637384	-1.81%	4,615
2010	12.658525	13.888398	9.72%	629
2009	10.479072	12.658525	20.80%	1,302
2008	15.794052	10.479072	-33.65%	1,191
2007	14.881329	15.794052	6.13%	1,780
2006	12.517570	14.881329	18.88%	2,379
2005	11.917674	12.517570	5.03%	2,397
2004	10.520966	11.917674	13.28%	2,343
2003	8.551956	10.520966	23.02%	2,037
2002*	10.000000	8.551956	-14.48%	478
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.746091	10.412896	-3.10%	0
2010*	10.000000	10.746091	7.46%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.884154	13.763734	-0.87%	0
2010	12.438227	13.884154	11.62%	0
2009*	10.000000	12.438227	24.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.209472	10.165503	-0.43%	14,336
2010	9.238844	10.209472	10.51%	15,762
2009	7.588470	9.238844	21.75%	9,994
2008	10.954073	7.588470	-30.72%	3,667
2007	10.462278	10.954073	4.70%	1,380
2006*	10.000000	10.462278	4.62%	667
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.912484	11.381759	4.30%	1,457
2010	10.436622	10.912484	4.56%	1,457
2009	9.433308	10.436622	10.64%	455
2008	10.609831	9.433308	-11.09%	416
2007	10.444352	10.609831	1.58%	419
2006*	10.000000	10.444352	4.44%	45

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.254382	10.069132	-10.53%	174
2010	10.249994	11.254382	9.80%	799
2009	7.337562	10.249994	39.69%	1,093
2008	12.121527	7.337562	-39.47%	1,011
2007	10.744833	12.121527	12.81%	319
2006*	10.000000	10.744833	7.45%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.960000	9.365156	-5.97%	3,135
2010	8.542120	9.960000	16.60%	4,627
2009	6.239296	8.542120	36.91%	5,658
2008	11.337557	6.239296	-44.97%	3,408
2007	10.271422	11.337557	10.38%	567
2006*	10.000000	10.271422	2.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.453715	8.153379	-3.55%	164
2010	7.721847	8.453715	9.48%	294
2009	5.989361	7.721847	28.93%	294
2008	9.802828	5.989361	-38.90%	294
2007*	10.000000	9.802828	-1.97%	294
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.235892	13.554747	2.41%	299
2010	11.856601	13.235892	11.63%	299
2009	8.227523	11.856601	44.11%	299
2008	11.599384	8.227523	-29.07%	299
2007	11.397886	11.599384	1.77%	299
2006	10.446260	11.397886	9.11%	286
2005*	10.000000	10.446260	4.46%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.773136	7.646121	-12.85%	1,694
2010	7.707297	8.773136	13.83%	656
2009	5.107601	7.707297	50.90%	14
2008*	10.000000	5.107601	-48.92%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.685356	9.251044	-4.48%	0
2010	7.944449	9.685356	21.91%	0
2009	6.122477	7.944449	29.76%	0
2008*	10.000000	6.122477	-38.78%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.661405	9.219979	-4.57%	0
2010	7.926029	9.661405	21.89%	0
2009	6.120582	7.926029	29.50%	0
2008*	10.000000	6.120582	-38.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.185337	8.483576	-7.64%	0
2010	8.099592	9.185337	13.40%	28
2009	6.355008	8.099592	27.45%	28
2008*	10.000000	6.355008	-36.45%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.192308	9.919751	-2.67%	0
2010	9.357952	10.192308	8.92%	0
2009	7.916818	9.357952	18.20%	3,113
2008*	10.000000	7.916818	-20.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.771043	9.307046	-4.75%	0
2010	8.812871	9.771043	10.87%	13
2009	7.194892	8.812871	22.49%	13
2008*	10.000000	7.194892	-28.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.650655	10.655439	0.04%	0
2010	10.108923	10.650655	5.36%	0
2009	9.066730	10.108923	11.49%	0
2008*	10.000000	9.066730	-9.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.982416	9.618214	-3.65%	0
2010	9.085842	9.982416	9.87%	0
2009	7.552592	9.085842	20.30%	0
2008*	10.000000	7.552592	-24.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.536164	8.968194	-5.96%	0
2010	8.531026	9.536164	11.78%	0
2009	6.831944	8.531026	24.87%	0
2008*	10.000000	6.831944	-31.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.360114	10.192902	-1.61%	677
2010	9.631751	10.360114	7.56%	996
2009	8.296674	9.631751	16.09%	589
2008*	10.000000	8.296674	-17.03%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.169967	11.746298	5.16%	686
2010	10.576480	11.169967	5.61%	686
2009	9.855478	10.576480	7.32%	686
2008*	10.000000	9.855478	-1.45%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.096503	11.630010	4.81%	0
2010	10.534320	11.096503	5.34%	0
2009	9.833651	10.534320	7.13%	0
2008*	10.000000	9.833651	-1.66%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.054199	12.611065	4.62%	403
2010	11.302080	12.054199	6.65%	0
2009	9.839470	11.302080	14.86%	0
2008*	10.000000	9.839470	-1.61%	0

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	29.828907	22.777213	-23.64%	0
2010	26.085887	29.828907	14.35%	0
2009	16.213763	26.085887	60.89%	0
2008	39.068274	16.213763	-58.50%	4
2007	27.278172	39.068274	43.22%	4
2006	20.284160	27.278172	34.48%	4
2005	15.537481	20.284160	30.55%	15
2004	13.077434	15.537481	18.81%	15
2003	8.050390	13.077434	62.44%	0
2002*	10.000000	8.050390	-19.50%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.698293	17.333484	-23.64%	7,462
2010	19.854163	22.698293	14.33%	11,883
2009	12.340426	19.854163	60.89%	10,323
2008	29.688313	12.340426	-58.43%	2,940
2007	20.692063	29.688313	43.48%	2,887
2006	15.359531	20.692063	34.72%	479
2005	11.751298	15.359531	30.70%	105
2004*	10.000000	11.751298	17.51%	50
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.569730	14.358273	5.81%	16,722
2010	13.127673	13.569730	3.37%	16,584
2009	12.958921	13.127673	1.30%	13,678
2008	12.194852	12.958921	6.27%	10,474
2007	11.536780	12.194852	5.70%	7,917
2006	11.316125	11.536780	1.95%	7,831
2005	11.108046	11.316125	1.87%	7,399
2004	10.904343	11.108046	1.87%	6,220
2003	10.836803	10.904343	0.62%	5,858
2002*	10.000000	10.836803	8.37%	2,134
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.770266	6.899010	-11.21%	0
2010	6.970197	7.770266	11.48%	0
2009	5.458108	6.970197	27.70%	0
2008*	10.000000	5.458108	-45.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.764400	13.045110	-5.23%	3,211
2010	12.172017	13.764400	13.08%	5,188
2009	9.699719	12.172017	25.49%	5,414
2008	15.568689	9.699719	-37.70%	5,231
2007	14.895398	15.568689	4.52%	18,320
2006	12.919389	14.895398	15.29%	8,265
2005	12.133326	12.919389	6.48%	6,505
2004	10.786400	12.133326	12.49%	6,368
2003	8.291554	10.786400	30.09%	3,304
2002*	10.000000	8.291554	-17.08%	369

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.496296	12.437013	-0.47%	0
2010	11.535143	12.496296	8.33%	0
2009*	10.000000	11.535143	15.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.366494	13.063036	-2.27%	0
2010	12.094311	13.366494	10.52%	0
2009*	10.000000	12.094311	20.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.608682	12.803405	1.54%	10,134
2010	12.069963	12.608682	4.46%	11,720
2009	11.216196	12.069963	7.61%	12,242
2008	12.098365	11.216196	-7.29%	16,294
2007	11.638545	12.098365	3.95%	34,834
2006	11.112404	11.638545	4.73%	36,302
2005	10.903500	11.112404	1.92%	35,665
2004	10.561348	10.903500	3.24%	35,886
2003	9.921424	10.561348	6.45%	35,387
2002*	10.000000	9.921424	-0.79%	1,361
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.440816	13.254382	-1.39%	41,144
2010	12.284036	13.440816	9.42%	45,485
2009	10.452089	12.284036	17.53%	31,790
2008	13.795103	10.452089	-24.23%	32,268
2007	13.235836	13.795103	4.23%	35,935
2006	12.048588	13.235836	9.85%	36,006
2005	11.593435	12.048588	3.93%	36,087
2004	10.728960	11.593435	8.06%	39,897
2003	9.059205	10.728960	18.43%	48,382
2002*	10.000000	9.059205	-9.41%	14,068
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.773146	13.298631	-3.45%	24,542
2010	12.373469	13.773146	11.31%	26,312
2009	10.083237	12.373469	22.71%	23,142
2008	14.898050	10.083237	-32.32%	26,782
2007	14.227958	14.898050	4.71%	28,380
2006	12.591264	14.227958	13.00%	47,315
2005	11.920075	12.591264	5.63%	44,757
2004	10.779607	11.920075	10.58%	41,846
2003	8.628136	10.779607	24.94%	33,900
2002*	10.000000	8.628136	-13.72%	2,081

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.202114	13.292892	0.69%	3,668
2010	12.332434	13.202114	7.05%	7,822
2009	10.912225	12.332434	13.01%	8,251
2008	13.020414	10.912225	-16.19%	19,765
2007	12.468952	13.020414	4.42%	21,324
2006	11.657253	12.468952	6.96%	22,002
2005	11.309015	11.657253	3.08%	22,047
2004	10.697917	11.309015	5.71%	27,765
2003	9.537718	10.697917	12.16%	28,234
2002*	10.000000	9.537718	-4.62%	12,545
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.890956	13.397708	-3.55%	3,709
2010	12.942074	13.890956	7.33%	3,597
2009*	10.000000	12.942074	29.42%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.831503	13.304699	-3.81%	28,436
2010	12.920287	13.831503	7.05%	44,925
2009*	10.000000	12.920287	29.20%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.836134	16.186705	-3.86%	1,075
2010	13.523070	16.836134	24.50%	1,305
2009	10.023819	13.523070	34.91%	1,315
2008	15.992674	10.023819	-37.32%	1,312
2007	15.073248	15.992674	6.10%	1,244
2006	13.903953	15.073248	8.41%	1,200
2005	12.572519	13.903953	10.59%	1,158
2004	11.012115	12.572519	14.17%	986
2003	8.290043	11.012115	32.84%	448
2002*	10.000000	8.290043	-17.10%	343
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.766395	15.137392	-3.99%	3,241
2010	12.697670	15.766395	24.17%	3,208
2009	9.429556	12.697670	34.66%	4,131
2008	15.080427	9.429556	-37.47%	4,575
2007	14.238308	15.080427	5.91%	4,751
2006	13.151356	14.238308	8.26%	4,940
2005	11.913365	13.151356	10.39%	7,704
2004	10.455326	11.913365	13.95%	7,672
2003	7.891605	10.455326	32.49%	7,607
2002*	10.000000	7.891605	-21.08%	1,355

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.431809	10.291378	-1.35%	14,975
2010	10.574548	10.431809	-1.35%	30,056
2009	10.714761	10.574548	-1.31%	30,703
2008	10.642819	10.714761	0.68%	36,300
2007	10.295817	10.642819	3.37%	9,445
2006	9.984020	10.295817	3.12%	8,454
2005	9.857276	9.984020	1.29%	7,081
2004	9.911746	9.857276	-0.55%	5,585
2003	9.984915	9.911746	-0.73%	9,012
2002*	10.000000	9.984915	-0.15%	3,400
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.148676	8.156839	-10.84%	0
2010	8.148819	9.148676	12.27%	0
2009	6.068969	8.148819	34.27%	0
2008*	10.000000	6.068969	-39.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.109059	9.193327	-17.24%	0
2010	10.612320	11.109059	4.68%	0
2009	8.285353	10.612320	28.09%	0
2008	15.650207	8.285353	-47.06%	0
2007	15.413719	15.650207	1.53%	0
2006	12.728713	15.413719	21.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.918301	9.004702	-17.53%	1,083
2010	10.455896	10.918301	4.42%	2,398
2009	8.185065	10.455896	27.74%	2,030
2008	15.495012	8.185065	-47.18%	2,485
2007	15.295515	15.495012	1.30%	3,684
2006	12.666214	15.295515	20.76%	2,011
2005	11.483870	12.666214	10.30%	1,322
2004*	10.000000	11.483870	14.84%	1,197
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.153164	8.737966	-4.54%	0
2010	8.043060	9.153164	13.80%	14
2009	6.303040	8.043060	27.61%	14
2008*	10.000000	6.303040	-36.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.795065	8.147953	-7.36%	3,701
2010	7.907475	8.795065	11.22%	4,031
2009	6.291166	7.907475	25.69%	1,822
2008*	10.000000	6.291166	-37.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.689752	9.133713	-5.74%	0
2010	7.766574	9.689752	24.76%	0
2009	6.213418	7.766574	25.00%	0
2008*	10.000000	6.213418	-37.87%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.172277	9.802270	-3.64%	0
2010	8.619231	10.172277	18.02%	0
2009	6.696728	8.619231	28.71%	0
2008*	10.000000	6.696728	-33.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.055156	9.834257	-2.20%	479
2010	8.147316	10.055156	23.42%	480
2009	6.493469	8.147316	25.47%	145
2008	12.312105	6.493469	-47.26%	209
2007	11.398601	12.312105	8.01%	315
2006	11.219239	11.398601	1.60%	3,235
2005	10.555783	11.219239	6.29%	3,541
2004	9.455124	10.555783	11.64%	860
2003	7.149258	9.455124	32.25%	503
2002*	10.000000	7.149258	-28.51%	436
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.433491	14.453542	-6.35%	0
2010	12.356985	15.433491	24.90%	0
2009	9.924401	12.356985	24.51%	0
2008	14.827959	9.924401	-33.07%	0
2007	16.145124	14.827959	-8.16%	0
2006	13.952539	16.145124	15.71%	0
2005	13.721274	13.952539	1.69%	0
2004	11.857775	13.721274	15.72%	0
2003	7.663022	11.857775	54.74%	0
2002*	10.000000	7.663022	-23.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.053193	13.107813	-6.73%	2,749
2010	11.263429	14.053193	24.77%	2,712
2009	9.071627	11.263429	24.16%	2,492
2008	13.583462	9.071627	-33.22%	2,449
2007	14.843432	13.583462	-8.49%	2,395
2006	12.849195	14.843432	15.52%	3,388
2005	12.672075	12.849195	1.40%	3,337
2004	10.979354	12.672075	15.42%	2,075
2003	7.113856	10.979354	54.34%	1,683
2002*	10.000000	7.113856	-28.86%	271
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.586005	15.452943	-6.83%	355
2010	13.415936	16.586005	23.63%	352
2009	10.096012	13.415936	32.88%	418
2008	16.557606	10.096012	-39.02%	508
2007	16.435030	16.557606	0.75%	501
2006	14.869296	16.435030	10.53%	509
2005	13.419272	14.869296	10.81%	506
2004	11.428827	13.419272	17.42%	209
2003	8.215557	11.428827	39.11%	163
2002*	10.000000	8.215557	-17.84%	82

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.664109	15.485583	-7.07%	481
2010	13.515802	16.664109	23.29%	572
2009	10.191781	13.515802	32.61%	604
2008	16.759528	10.191781	-39.19%	1,376
2007	16.674237	16.759528	0.51%	1,335
2006	15.124372	16.674237	10.25%	1,498
2005	13.687396	15.124372	10.50%	1,273
2004	11.680579	13.687396	17.18%	1,349
2003	8.420509	11.680579	38.72%	1,921
2002*	10.000000	8.420509	-15.79%	1
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.045815	8.957691	-0.97%	0
2010	8.098618	9.045815	11.70%	0
2009	6.538439	8.098618	23.86%	7
2008	11.351634	6.538439	-42.40%	0
2007	10.665915	11.351634	6.43%	0
2006*	10.000000	10.665915	6.66%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.204832	9.638248	4.71%	5,903
2010	7.187353	9.204832	28.07%	2,584
2009	5.582333	7.187353	28.75%	1,838
2008*	10.000000	5.582333	-44.18%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.519687	10.512764	-0.07%	0
2010	10.411702	10.519687	1.04%	0
2009	9.853625	10.411702	5.66%	400
2008*	10.000000	9.853625	-1.46%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.551092	11.707206	-13.61%	0
2010	12.916734	13.551092	4.91%	0
2009*	10.000000	12.916734	29.17%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.293024	12.709959	-4.39%	0
2010	10.968053	13.293024	21.20%	0
2009	8.459602	10.968053	29.65%	5
2008	14.161115	8.459602	-40.26%	46
2007	13.340303	14.161115	6.15%	36
2006	11.892729	13.340303	12.17%	25
2005	11.281422	11.892729	5.42%	46
2004*	10.000000	11.281422	12.81%	0

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.765898	13.362418	-9.50%	810
2010	12.906117	14.765898	14.41%	804
2009	9.365073	12.906117	37.81%	805
2008	15.873792	9.365073	-41.00%	812
2007	15.133129	15.873792	4.89%	799
2006	13.034094	15.133129	16.10%	799
2005	11.555181	13.034094	12.80%	1,116
2004*	10.000000	11.555181	15.55%	642
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.523005	13.110531	-9.73%	13,651
2010	12.727467	14.523005	14.11%	21,559
2009	9.256424	12.727467	37.50%	21,805
2008	15.729765	9.256424	-41.15%	5,648
2007	15.035283	15.729765	4.62%	5,619
2006	12.981744	15.035283	15.82%	5,080
2005	11.538075	12.981744	12.51%	4,779
2004*	10.000000	11.538075	15.38%	2,762
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.753234	15.157312	-9.53%	109
2010	14.644348	16.753234	14.40%	109
2009	10.620702	14.644348	37.88%	109
2008	18.000349	10.620702	-41.00%	109
2007	17.163443	18.000349	4.88%	109
2006	14.782374	17.163443	16.11%	109
2005	13.108510	14.782374	12.77%	109
2004	11.150942	13.108510	17.56%	109
2003	7.903306	11.150942	41.09%	0
2002*	10.000000	7.903306	-20.97%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.397909	14.797523	-9.76%	610
2010	14.366214	16.397909	14.14%	610
2009	10.450194	14.366214	37.47%	606
2008	17.753632	10.450194	-41.14%	1,358
2007	16.966187	17.753632	4.64%	1,373
2006	14.653358	16.966187	15.78%	1,557
2005	13.022346	14.653358	12.52%	1,650
2004	11.104212	13.022346	17.27%	1,660
2003	7.879014	11.104212	40.93%	2,055
2002*	10.000000	7.879014	-21.21%	1,041
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.719584	16.601507	-0.71%	3,416
2010	14.766890	16.719584	13.22%	16,871
2009	12.641824	14.766890	16.81%	17,041
2008	14.985518	12.641824	-15.64%	3,639
2007	13.867086	14.985518	8.07%	8,043
2006	13.108144	13.867086	5.79%	9,470
2005	12.965604	13.108144	1.10%	9,310
2004	12.120763	12.965604	6.97%	9,572
2003	10.487103	12.120763	15.58%	4,665
2002*	10.000000	10.487103	4.87%	1,956

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.820207	2.729923	-3.20%	0
2010	2.492736	2.820207	13.14%	0
2009	1.993510	2.492736	25.04%	0
2008	9.573619	1.993510	-79.18%	0
2007*	10.000000	9.573619	-4.26%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.997703	3.851679	-3.65%	644
2010	3.529541	3.997703	13.26%	654
2009	2.855035	3.529541	23.63%	752
2008	13.570136	2.855035	-78.96%	1,162
2007	13.770852	13.570136	-1.46%	1,162
2006	12.756686	13.770852	7.95%	1,232
2005	12.638383	12.756686	0.94%	1,232
2004	11.757098	12.638383	7.50%	1,232
2003	9.614461	11.757098	22.29%	1,178
2002*	10.000000	9.614461	-3.86%	413
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.602634	11.410315	-1.66%	6,929
2010	10.154330	11.602634	14.26%	6,940
2009	8.042000	10.154330	26.27%	7,646
2008	13.282834	8.042000	-39.46%	7,831
2007	12.928850	13.282834	2.74%	8,374
2006	11.419893	12.928850	13.21%	8,988
2005	10.947268	11.419893	4.32%	8,615
2004	10.167227	10.947268	7.67%	9,312
2003	8.151281	10.167227	24.73%	7,000
2002*	10.000000	8.151281	-18.49%	535
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.960609	16.361912	-3.53%	193
2010	13.931657	16.960609	21.74%	193
2009	10.293571	13.931657	35.34%	193
2008	16.783964	10.293571	-38.67%	193
2007	17.223286	16.783964	-2.55%	193
2006	15.181456	17.223286	13.45%	193
2005	13.999701	15.181456	8.44%	193
2004	11.883439	13.999701	17.81%	193
2003	8.344179	11.883439	42.42%	0
2002*	10.000000	8.344179	-16.56%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.735972	9.375914	-3.70%	6,924
2010	8.019994	9.735972	21.40%	83
2009	5.939208	8.019994	35.03%	83
2008	9.711284	5.939208	-38.84%	0
2007	9.983889	9.711284	-2.73%	12
2006*	10.000000	9.983889	-0.16%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.725233	12.540903	6.96%	5,132
2010	10.867188	11.725233	7.90%	0
2009*	10.000000	10.867188	8.67%	0

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.358857	11.318862	-0.35%	256
2010	10.946630	11.358857	3.77%	206
2009*	10.000000	10.946630	9.47%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.976061	12.207076	-5.93%	61
2010	11.500066	12.976061	12.83%	61
2009	8.980258	11.500066	28.06%	0
2008	14.849750	8.980258	-39.53%	0
2007	16.021634	14.849750	-7.31%	0
2006	14.010980	16.021634	14.35%	0
2005	13.496539	14.010980	3.81%	0
2004	12.313029	13.496539	9.61%	0
2003*	10.000000	12.313029	23.13%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.972705	10.630608	-18.05%	1,133
2010	11.951829	12.972705	8.54%	1,133
2009	9.720804	11.951829	22.95%	1,133
2008	17.581250	9.720804	-44.71%	1,133
2007	16.447045	17.581250	6.90%	1,133
2006	13.053190	16.447045	26.00%	1,051
2005	11.792848	13.053190	10.69%	252
2004	10.288016	11.792848	14.63%	252
2003	8.113976	10.288016	26.79%	413
2002*	10.000000	8.113976	-18.86%	285
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.444625	13.576475	-6.01%	294
2010	11.622253	14.444625	24.28%	294
2009	8.956967	11.622253	29.76%	984
2008	14.973586	8.956967	-40.18%	1,145
2007	17.391817	14.973586	-13.90%	1,145
2006	15.029776	17.391817	15.72%	1,074
2005	14.233948	15.029776	5.59%	1,074
2004	11.431845	14.233948	24.51%	885
2003	7.743645	11.431845	47.63%	781
2002*	10.000000	7.743645	-22.56%	414
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.152452	11.469716	-18.96%	609
2010	11.875994	14.152452	19.17%	490
2009	7.345166	11.875994	61.68%	490
2008	11.824800	7.345166	-37.88%	490
2007	11.360373	11.824800	4.09%	490
2006	10.921763	11.360373	4.02%	490
2005	10.474490	10.921763	4.27%	490
2004	10.109062	10.474490	3.61%	546
2003	8.203790	10.109062	23.22%	297
2002*	10.000000	8.203790	-17.96%	189

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.354982	11.807386	3.98%	0
2010	10.771586	11.354982	5.42%	0
2009	9.982568	10.771586	7.90%	0
2008	11.300746	9.982568	-11.66%	0
2007	10.888066	11.300746	3.79%	0
2006	10.657168	10.888066	2.17%	0
2005	10.393726	10.657168	2.53%	0
2004	10.123619	10.393726	2.67%	0
2003*	10.000000	10.123619	1.24%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.361321	15.398932	-5.88%	0
2010	13.082528	16.361321	25.06%	0
2009*	10.000000	13.082528	30.83%	0
Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.461111	11.616266	-6.78%	15,868
2010	11.425870	12.461111	9.06%	16,333
2009	9.219903	11.425870	23.93%	17,328
2008	13.177661	9.219903	-31.31%	26,527
2007	12.497808	13.177661	5.44%	30,578
2006	11.472890	12.497808	8.93%	30,125
2005	11.182581	11.472890	2.60%	33,171
2004	10.700202	11.182581	4.51%	32,444
2003	9.247814	10.700202	15.71%	17,305
2002*	10.000000	9.247814	-7.52%	8,265

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.896260	11.396221	4.59%	12,115
2010	9.796975	10.896260	11.22%	17,160
2009	8.256064	9.796975	18.66%	19,379
2008	14.119212	8.256064	-41.53%	23,841
2007	13.657014	14.119212	3.38%	34,178
2006	11.839548	13.657014	15.35%	42,144
2005	11.479574	11.839548	3.14%	44,467
2004	10.467853	11.479574	9.67%	45,867
2003	8.031487	10.467853	30.34%	42,541
2002*	10.000000	8.031487	-19.69%	9,186
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.420989	13.044097	-20.56%	6,529
2010	15.967475	16.420989	2.84%	12,563
2009	12.052999	15.967475	32.48%	22,370
2008	26.167060	12.052999	-53.94%	24,401
2007	25.137398	26.167060	4.10%	26,317
2006	18.867271	25.137398	33.23%	39,477
2005	16.421483	18.867271	14.89%	41,172
2004	13.335355	16.421483	23.14%	43,253
2003	9.395309	13.335355	41.94%	55,104
2002*	10.000000	9.395309	-6.05%	20,507
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.397442	9.867380	-5.10%	7,390
2010	9.601055	10.397442	8.29%	9,867
2009	7.102091	9.601055	35.19%	9,665
2008	11.969441	7.102091	-40.66%	9,796
2007	10.685562	11.969441	12.02%	13,958
2006	10.906800	10.685562	-2.03%	20,170
2005	9.631582	10.906800	13.24%	19,925
2004	9.015945	9.631582	6.83%	19,982
2003	7.411934	9.015945	21.64%	20,244
2002*	10.000000	7.411934	-25.88%	11,221
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.431764	17.508220	-9.90%	24,573
2010	15.568003	19.431764	24.82%	40,607
2009	11.067783	15.568003	40.66%	51,607
2008	17.470431	11.067783	-36.65%	57,399
2007	17.453254	17.470431	0.10%	80,554
2006	15.499217	17.453254	12.61%	90,268
2005	14.741121	15.499217	5.14%	100,085
2004	12.555503	14.741121	17.41%	112,118
2003	9.037846	12.555503	38.92%	111,887
2002*	10.000000	9.037846	-9.62%	62,093
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.056117	12.405078	-4.99%	11,086
2010	12.063857	13.056117	8.23%	17,557
2009*	10.000000	12.063857	20.64%	12,118

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.274841	16.137767	-0.84%	0
2010	13.117799	16.274841	24.07%	0
2009	10.640999	13.117799	23.28%	0
2008	15.621550	10.640999	-31.88%	0
2007	15.949041	15.621550	-2.05%	0
2006	14.137515	15.949041	12.81%	0
2005	13.370529	14.137515	5.74%	0
2004	11.125505	13.370529	20.18%	0
2003	8.189355	11.125505	35.85%	0
2002*	10.000000	8.189355	-18.11%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.664319	11.605009	-0.51%	0
2010	10.303302	11.664319	13.21%	0
2009	7.812450	10.303302	31.88%	0
2008	12.083156	7.812450	-35.34%	0
2007	11.370405	12.083156	6.27%	0
2006	10.559828	11.370405	7.68%	0
2005	10.335642	10.559828	2.17%	0
2004	9.869440	10.335642	4.72%	0
2003	7.943798	9.869440	24.24%	0
2002*	10.000000	7.943798	-20.56%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.453390	12.509952	0.45%	0
2010	10.998164	12.453390	13.23%	0
2009	8.829215	10.998164	24.57%	0
2008	14.245998	8.829215	-38.02%	0
2007	13.727941	14.245998	3.77%	0
2006	12.054146	13.727941	13.89%	0
2005	11.676970	12.054146	3.23%	101
2004	10.703790	11.676970	9.09%	101
2003	8.456927	10.703790	26.57%	0
2002*	10.000000	8.456927	-15.43%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.855100	13.882896	0.20%	650
2010	12.268284	13.855100	12.93%	3,431
2009	9.871473	12.268284	24.28%	2,393
2008	15.973110	9.871473	-38.20%	2,740
2007	15.430921	15.973110	3.51%	4,081
2006	13.583838	15.430921	13.60%	6,720
2005	13.191304	13.583838	2.98%	8,268
2004	12.123517	13.191304	8.81%	3,780
2003*	10.000000	12.123517	21.24%	1,404

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.215913	10.449969	-6.83%	801
2010	10.065735	11.215913	11.43%	2,448
2009	9.013014	10.065735	11.68%	2,467
2008	12.996997	9.013014	-30.65%	3,064
2007	12.023311	12.996997	8.10%	4,669
2006	10.531468	12.023311	14.17%	5,962
2005	10.502525	10.531468	0.28%	5,559
2004	9.944592	10.502525	5.61%	10,595
2003	8.141683	9.944592	22.14%	10,274
2002*	10.000000	8.141683	-18.58%	1,832
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.885261	18.503575	3.46%	18,857
2010	15.858245	17.885261	12.78%	28,372
2009	10.548048	15.858245	50.34%	38,090
2008	14.475252	10.548048	-27.13%	50,485
2007	14.228662	14.475252	1.73%	73,027
2006	13.050969	14.228662	9.02%	80,629
2005	12.941802	13.050969	0.84%	88,822
2004	11.914948	12.941802	8.62%	168,410
2003	9.921791	11.914948	20.09%	156,880
2002*	10.000000	9.921791	-0.78%	37,992
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.803316	13.919882	0.84%	1,648
2010	12.902037	13.803316	6.99%	1,648
2009	10.864929	12.902037	18.75%	1,648
2008	11.885400	10.864929	-8.59%	1,648
2007	11.439227	11.885400	3.90%	1,874
2006	11.138494	11.439227	2.70%	1,874
2005	11.151529	11.138494	-0.12%	2,842
2004	10.914759	11.151529	2.17%	2,842
2003	10.578305	10.914759	3.18%	2,643
2002*	10.000000	10.578305	5.78%	1,208
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.665588	13.742981	0.57%	16,691
2010	12.799523	13.665588	6.77%	26,607
2009	10.803658	12.799523	18.47%	32,752
2008	11.852250	10.803658	-8.85%	53,098
2007	11.433749	11.852250	3.66%	83,954
2006	11.158273	11.433749	2.47%	106,036
2005	11.205669	11.158273	-0.42%	109,568
2004	10.999606	11.205669	1.87%	131,081
2003	10.681568	10.999606	2.98%	97,522
2002*	10.000000	10.681568	6.82%	31,284

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.690764	12.177076	-4.05%	0
2010	11.276260	12.690764	12.54%	0
2009	8.869468	11.276260	27.14%	0
2008	12.637797	8.869468	-29.82%	0
2007	11.111645	12.637797	13.73%	0
2006	10.508655	11.111645	5.74%	0
2005	10.254647	10.508655	2.48%	0
2004	9.871250	10.254647	3.88%	0
2003	8.490924	9.871250	16.26%	0
2002	9.447928	8.490924	-10.13%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.808222	11.315377	-4.17%	4,008
2010	10.508468	11.808222	12.37%	4,008
2009	8.277073	10.508468	26.96%	4,008
2008	11.807981	8.277073	-29.90%	4,008
2007	10.398613	11.807981	13.55%	5,202
2006	9.843431	10.398613	5.64%	6,241
2005	9.619127	9.843431	2.33%	6,241
2004	9.275444	9.619127	3.71%	6,241
2003	7.994917	9.275444	16.02%	6,241
2002	8.913246	7.994917	-10.30%	6,256
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.758742	9.943839	-7.57%	1,787
2010	9.392113	10.758742	14.55%	1,787
2009	7.173369	9.392113	30.93%	1,787
2008	11.346106	7.173369	-36.78%	1,787
2007	9.680852	11.346106	17.20%	1,787
2006	9.188608	9.680852	5.36%	1,787
2005	8.978318	9.188608	2.34%	2,006
2004	8.602284	8.978318	4.37%	2,006
2003	7.084437	8.602284	21.43%	2,006
2002	8.507129	7.084437	-16.72%	2,156
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.840981	9.076618	-7.77%	599
2010	8.602208	9.840981	14.40%	604
2009	6.588881	8.602208	30.56%	1,227
2008	10.432049	6.588881	-36.84%	1,232
2007	8.921397	10.432049	16.93%	2,247
2006	8.477668	8.921397	5.23%	2,876
2005	8.301731	8.477668	2.12%	2,881
2004	7.970806	8.301731	4.15%	2,881
2003	6.570858	7.970806	21.31%	2,881
2002	7.917224	6.570858	-17.01%	1,887

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.270531	11.641913	-5.12%	0
2010	10.547323	12.270531	16.34%	0
2009	7.731482	10.547323	36.42%	0
2008	11.884986	7.731482	-34.95%	0
2007	11.069599	11.884986	7.37%	0
2006	10.055882	11.069599	10.08%	3,261
2005	9.656567	10.055882	4.14%	7,737
2004	9.289956	9.656567	3.95%	6,969
2003	8.016683	9.289956	15.88%	6,969
2002	8.910614	8.016683	-10.03%	6,969
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.594191	11.943113	-5.17%	5,296
2010	10.846886	12.594191	16.11%	6,012
2009	7.953060	10.846886	36.39%	6,503
2008	12.248922	7.953060	-35.07%	6,503
2007	11.427364	12.248922	7.19%	10,605
2006	10.393983	11.427364	9.94%	14,959
2005	9.989098	10.393983	4.05%	15,390
2004	9.635050	9.989098	3.67%	17,046
2003	8.322694	9.635050	15.77%	17,046
2002	9.268926	8.322694	-10.21%	17,353
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.849277	8.491367	-4.04%	0
2010	7.601642	8.849277	16.41%	0
2009	5.672338	7.601642	34.01%	0
2008	9.782017	5.672338	-42.01%	0
2007	9.279040	9.782017	5.42%	0
2006	8.255196	9.279040	12.40%	0
2005	6.920169	8.255196	19.29%	0
2004	6.930079	6.920169	-0.14%	0
2003	5.614757	6.930079	23.43%	0
2002	6.138007	5.614757	-8.52%	554
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.710182	8.350750	-4.13%	5,950
2010	7.487147	8.710182	16.34%	6,669
2009	5.592124	7.487147	33.89%	11,751
2008	9.669947	5.592124	-42.17%	12,284
2007	9.189564	9.669947	5.23%	24,423
2006	8.188459	9.189564	12.23%	24,828
2005	6.881506	8.188459	18.99%	24,498
2004	6.890862	6.881506	-0.14%	18,791
2003	5.594874	6.890862	23.16%	22,675
2002	6.138005	5.594874	-8.85%	16,890

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.917102	10.857019	-0.55%	5,045
2010	9.620462	10.917102	13.48%	5,045
2009	7.503632	9.620462	28.21%	5,045
2008	13.282751	7.503632	-43.51%	5,045
2007	13.284070	13.282751	-0.01%	5,185
2006	11.219317	13.284070	18.40%	6,322
2005	10.758699	11.219317	4.28%	6,661
2004	9.796359	10.758699	9.82%	6,661
2003	7.629651	9.796359	28.40%	5,439
2002	9.322767	7.629651	-18.16%	5,813
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.702349	11.614407	-0.75%	58,106
2010	10.327781	11.702349	13.31%	70,873
2009	8.064459	10.327781	28.07%	98,974
2008	14.302397	8.064459	-43.61%	100,334
2007	14.324313	14.302397	-0.15%	159,145
2006	12.113096	14.324313	18.25%	162,392
2005	11.636390	12.113096	4.10%	164,306
2004	10.609740	11.636390	9.68%	159,750
2003	8.275306	10.609740	28.21%	136,535
2002	10.130513	8.275306	-18.31%	54,421
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.496392	9.511150	0.16%	0
2010	8.399558	9.496392	13.06%	1,072
2009	6.699258	8.399558	25.38%	1,072
2008	11.669486	6.699258	-42.59%	1,072
2007	10.567853	11.669486	10.42%	1,072
2006	9.483594	10.567853	11.43%	2,144
2005	8.944540	9.483594	6.03%	6,736
2004	8.578000	8.944540	4.27%	9,946
2003	7.038647	8.578000	21.87%	9,946
2002	8.569097	7.038647	-17.86%	11,190
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.611331	9.605830	-0.06%	15,431
2010	8.509750	9.611331	12.94%	20,736
2009	6.794899	8.509750	25.24%	20,075
2008	11.861165	6.794899	-42.71%	21,130
2007	10.755156	11.861165	10.28%	40,927
2006	9.664936	10.755156	11.28%	43,331
2005	9.126404	9.664936	5.90%	43,154
2004	8.771493	9.126404	4.05%	49,639
2003	7.206437	8.771493	21.72%	51,774
2002	8.789444	7.206437	-18.01%	21,477

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.887227	8.775440	-1.26%	1,017
2010	7.265483	8.887227	22.32%	1,407
2009	5.750106	7.265483	26.35%	1,541
2008	11.052442	5.750106	-47.97%	1,635
2007	8.835938	11.052442	25.09%	1,876
2006	8.395860	8.835938	5.24%	8,413
2005	8.057605	8.395860	4.20%	10,324
2004	7.913744	8.057605	1.82%	12,255
2003	6.044501	7.913744	30.92%	12,425
2002	8.782784	6.044501	-31.18%	12,624
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.831842	6.734207	-1.43%	42,967
2010	5.593957	6.831842	22.13%	58,616
2009	4.433536	5.593957	26.17%	88,112
2008	8.533834	4.433536	-48.05%	70,517
2007	6.833772	8.533834	24.88%	101,074
2006	6.503135	6.833772	5.08%	141,658
2005	6.251228	6.503135	4.03%	148,903
2004	6.148010	6.251228	1.68%	135,927
2003	4.704372	6.148010	30.69%	139,665
2002	6.845050	4.704372	-31.27%	82,388
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.461606	9.385930	-10.28%	0
2011	10.461606	9.385930	-10.28%	0
2010	8.509199	10.461606	22.94%	0
2009	6.176274	8.509199	37.77%	0
2008	12.252517	6.176274	-49.59%	0
2007	10.575416	12.252517	15.86%	0
2006	9.891973	10.575416	6.91%	0
2005	9.290732	9.891973	6.47%	0
2004	8.548381	9.290732	8.68%	0
2003	6.644515	8.548381	28.65%	0
2002	9.148248	6.644515	-27.37%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.229787	9.157272	-10.48%	7,029
2010	8.321112	10.229787	22.94%	8,391
2009	6.057117	8.321112	37.38%	9,367
2008	12.022931	6.057117	-49.62%	11,296
2007	10.394439	12.022931	15.67%	13,199
2006	9.734506	10.394439	6.78%	10,232
2005	9.163027	9.734506	6.24%	11,104
2004	8.451242	9.163027	8.42%	11,121
2003	6.578835	8.451242	28.46%	11,404
2002	9.092738	6.578835	-27.65%	6,547

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.691138	11.980404	2.47%	0
2010	10.420333	11.691138	12.20%	174
2009	7.350531	10.420333	41.76%	174
2008	9.948377	7.350531	-26.11%	174
2007	9.829276	9.948377	1.21%	174
2006	8.966211	9.829276	9.63%	1,907
2005	8.869387	8.966211	1.09%	1,907
2004	8.217303	8.869387	7.94%	1,907
2003	6.563665	8.217303	25.19%	1,907
2002	6.424407	6.563665	2.17%	1,144
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.495948	12.779253	2.27%	6,296
2010	11.148958	12.495948	12.08%	16,017
2009	7.881567	11.148958	41.46%	47,783
2008	10.678129	7.881567	-26.19%	84,928
2007	10.562072	10.678129	1.10%	119,186
2006	9.647954	10.562072	9.47%	150,754
2005	9.563436	9.647954	0.88%	155,385
2004	8.867151	9.563436	7.85%	207,281
2003	7.094811	8.867151	24.98%	182,248
2002	6.965740	7.094811	1.85%	35,275
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.479042	11.730899	2.19%	6,635
2010	10.231009	11.479042	12.20%	5,699
2009	7.230934	10.231009	41.49%	7,978
2008	9.802124	7.230934	-26.23%	16,540
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.521192	11.814152	2.54%	0
2010	10.280217	11.521192	12.07%	0
2009	7.243785	10.280217	41.92%	0
2008	9.792776	7.243785	-26.03%	0
2007*	10.000000	9.792776	-2.07%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.620074	16.721998	0.61%	9,777
2010	14.654345	16.620074	13.41%	11,241
2009	11.739077	14.654345	24.83%	11,658
2008	18.897940	11.739077	-37.88%	16,783
2007	18.178915	18.897940	3.96%	22,936
2006	15.930573	18.178915	14.11%	25,749
2005	15.412633	15.930573	3.36%	29,756
2004	14.131388	15.412633	9.07%	32,556
2003	11.161105	14.131388	26.61%	36,714
2002	14.558975	11.161105	-23.34%	31,573

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.055319	20.167237	5.84%	3,123
2010	17.926685	19.055319	6.30%	3,099
2009	15.710931	17.926685	14.10%	3,074
2008	16.469170	15.710931	-4.60%	4,878
2007	16.008366	16.469170	2.88%	8,177
2006	15.558397	16.008366	2.89%	10,226
2005	15.440288	15.558397	0.76%	10,392
2004	14.991569	15.440288	2.99%	10,346
2003	14.452314	14.991569	3.73%	9,079
2002	13.283557	14.452314	8.80%	14,256
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	38.854124	34.205351	-11.96%	0
2010	30.617243	38.854124	26.90%	0
2009	22.177529	30.617243	38.06%	0
2008	37.183650	22.177529	-40.36%	0
2007	32.656907	37.183650	13.86%	595
2006	29.415781	32.656907	11.02%	595
2005	25.237801	29.415781	16.55%	595
2004	20.514149	25.237801	23.03%	595
2003	15.019072	20.514149	36.59%	740
2002	16.905393	15.019072	-11.16%	740
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.041891	21.133166	-12.10%	38,360
2010	18.964526	24.041891	26.77%	48,296
2009	13.762776	18.964526	37.80%	73,393
2008	23.112673	13.762776	-40.45%	80,186
2007	20.325085	23.112673	13.72%	118,972
2006	18.338368	20.325085	10.83%	133,929
2005	15.758830	18.338368	16.37%	147,737
2004	12.821233	15.758830	22.91%	136,552
2003	9.405412	12.821233	36.32%	136,789
2002	10.601873	9.405412	-11.29%	82,405
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.156206	12.986686	-1.29%	13
2010	13.310664	13.156206	-1.16%	13
2009	13.403038	13.310664	-0.69%	13
2008	13.193781	13.403038	1.59%	46
2007	12.723059	13.193781	3.70%	33
2006	12.301572	12.723059	3.43%	458
2005	12.107279	12.301572	1.60%	458
2004	12.132788	12.107279	-0.21%	458
2003	12.183380	12.132788	-0.42%	1,317
2002	12.150588	12.183380	0.27%	458

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.178331	9.939306	-18.39%	0
2010	10.930919	12.178331	11.41%	435
2009	8.768028	10.930919	24.67%	435
2008	15.841773	8.768028	-44.65%	435
2007	13.709029	15.841773	15.56%	435
2006	11.787613	13.709029	16.30%	3,077
2005	10.048165	11.787613	17.31%	3,077
2004	8.979640	10.048165	11.90%	3,077
2003	6.359429	8.979640	41.20%	3,248
2002	8.097034	6.359429	-21.46%	3,319
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.661002	7.874151	-18.50%	6,549
2010	8.683979	9.661002	11.25%	10,525
2009	6.977709	8.683979	24.45%	15,359
2008	12.628393	6.977709	-44.75%	18,588
2007	10.942612	12.628393	15.41%	26,401
2006	9.422858	10.942612	16.13%	28,920
2005	8.045150	9.422858	17.12%	32,742
2004	7.200679	8.045150	11.73%	43,108
2003	5.105546	7.200679	41.04%	40,756
2002	6.509775	5.105546	-21.57%	32,984
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.246052	10.789640	-18.54%	7,044
2010	11.906851	13.246052	11.25%	10,404
2009	9.568871	11.906851	24.43%	28,660
2008	17.313521	9.568871	-44.73%	27,956
2007	15.001417	17.313521	15.41%	18,257
2006	12.913528	15.001417	16.17%	12,049
2005	11.029257	12.913528	17.08%	6,188
2004*	10.000000	11.029257	10.29%	4,075
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.391942	10.919971	-18.46%	0
2010	12.018377	13.391942	11.43%	0
2009	9.636329	12.018377	24.72%	0
2008	17.414610	9.636329	-44.67%	0
2007	15.067740	17.414610	15.58%	0
2006	12.955575	15.067740	16.30%	0
2005	11.048142	12.955575	17.26%	0
2004*	10.000000	11.048142	10.48%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.503037	11.053124	-3.91%	0
2010	9.909116	11.503037	16.09%	0
2009	7.060208	9.909116	40.35%	0
2008	13.392044	7.060208	-47.28%	0
2007	13.317789	13.392044	0.56%	0
2006	11.790145	13.317789	12.96%	0
2005	11.271454	11.790145	4.60%	0
2004	10.291932	11.271454	9.52%	0
2003	7.785111	10.291932	32.20%	0
2002	9.373829	7.785111	-16.95%	0

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.334464	10.876753	-4.04%	2,005
2010	9.781895	11.334464	15.87%	2,005
2009	6.981322	9.781895	40.12%	2,005
2008	13.260199	6.981322	-47.35%	2,005
2007	13.203833	13.260199	0.43%	5,566
2006	11.704383	13.203833	12.81%	9,028
2005	11.215459	11.704383	4.36%	9,465
2004	10.254116	11.215459	9.38%	9,436
2003	7.775549	10.254116	31.88%	10,207
2002	9.373834	7.775549	-17.05%	9,938
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.551699	13.977536	-10.12%	0
2010	12.472729	15.551699	24.69%	0
2009	8.036907	12.472729	55.19%	0
2008	16.695192	8.036907	-51.86%	0
2007	16.035599	16.695192	4.11%	0
2006	13.995717	16.035599	14.58%	0
2005	13.840314	13.995717	1.12%	0
2004	12.314335	13.840314	12.39%	0
2003	7.914896	12.314335	55.58%	0
2002*	10.000000	7.914896	-20.85%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.517171	13.020632	-10.31%	4,790
2010	11.653775	14.517171	24.57%	8,196
2009	7.520879	11.653775	54.95%	9,172
2008	15.658545	7.520879	-51.97%	10,966
2007	15.062504	15.658545	3.96%	14,822
2006	13.167847	15.062504	14.39%	27,670
2005	13.037896	13.167847	1.00%	28,187
2004	11.615493	13.037896	12.25%	45,074
2003	7.485974	11.615493	55.16%	33,668
2002*	10.000000	7.485974	-2514.00%	14,282
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.667556	14.324727	4.81%	29
2010	11.461449	13.667556	19.25%	29
2009	9.878370	11.461449	16.03%	29
2008	13.713683	9.878370	-27.97%	29
2007	14.253563	13.713683	-3.79%	29
2006	12.309947	14.253563	15.79%	29
2005	12.040828	12.309947	2.24%	29
2004	10.976872	12.040828	9.69%	29
2003	8.914666	10.976872	23.13%	0
2002*	10.000000	8.914666	-10.85%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.205881	8.937286	-2.92%	6,131
2010	8.468198	9.205881	8.71%	0
2009	6.593718	8.468198	28.43%	0
2008*	10.000000	6.593718	-34.06%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.154841	13.382232	-11.70%	0
2010	14.142949	15.154841	7.15%	0
2009	10.443847	14.142949	35.42%	0
2008	17.723335	10.443847	-41.07%	0
2007	15.525117	17.723335	14.16%	0
2006	12.937733	15.525117	20.00%	0
2005	11.876679	12.937733	8.93%	0
2004	10.132887	11.876679	17.21%	0
2003	7.752900	10.132887	30.70%	0
2002*	10.000000	7.752900	-22.47%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.849002	10.690661	-1.46%	0
2010	10.043281	10.849002	8.02%	0
2009	7.939249	10.043281	26.50%	0
2008	11.526413	7.939249	-31.12%	0
2007	10.813282	11.526413	6.59%	0
2006*	10.000000	10.813282	8.13%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.723695	10.542826	-1.69%	9,508
2010	9.955137	10.723695	7.72%	15,394
2009	7.888961	9.955137	26.19%	28,368
2008	11.482894	7.888961	-31.30%	32,213
2007	10.796213	11.482894	6.36%	40,045
2006*	10.000000	10.796213	7.96%	46,352
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.799885	17.241013	-8.29%	121
2010	16.931832	18.799885	11.03%	1,430
2009	12.728461	16.931832	33.02%	1,430
2008	21.713536	12.728461	-41.38%	1,567
2007	19.243338	21.713536	12.84%	4,319
2006	15.260876	19.243338	26.10%	6,003
2005	13.149159	15.260876	16.06%	10,427
2004	10.780375	13.149159	21.97%	11,057
2003	8.501943	10.780375	26.80%	18,303
2002*	10.000000	8.501943	-14.98%	15,086
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.466865	14.278044	-7.69%	0
2010	13.746363	15.466865	12.52%	0
2009	10.706775	13.746363	28.39%	0
2008	15.191547	10.706775	-29.52%	0
2007	14.065292	15.191547	8.01%	0
2006	12.822882	14.065292	9.69%	0
2005	12.084078	12.822882	6.11%	0
2004	10.767745	12.084078	12.22%	0
2003	8.577612	10.767745	25.53%	0
2002*	10.000000	8.577612	-14.22%	0

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.978481	10.133340	-7.70%	27,617
2010	9.312264	10.978481	17.89%	36,432
2009	5.701700	9.312264	63.32%	65,459
2008	11.364407	5.701700	-49.83%	75,386
2007	9.881920	11.364407	15.00%	96,968
2006	9.765545	9.881920	1.19%	106,817
2005	9.201018	9.765545	6.14%	114,156
2004	8.739376	9.201018	5.28%	136,337
2003	6.977083	8.739376	25.26%	166,040
2002*	10.000000	6.977083	-30.23%	80,665
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.404963	11.973788	-3.48%	47,583
2010	10.874189	12.404963	14.08%	56,298
2009	8.588751	10.874189	26.61%	105,865
2008	13.568688	8.588751	-36.70%	120,492
2007	14.090473	13.568688	-3.70%	173,049
2006	12.314188	14.090473	14.42%	209,709
2005	11.995538	12.314188	2.66%	207,702
2004	10.360275	11.995538	15.78%	231,270
2003	8.034972	10.360275	28.94%	237,801
2002*	10.000000	8.034972	-19.65%	121,172
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.701575	11.621612	-8.50%	27,425
2010	11.853499	12.701575	7.15%	3,432
2009*	10.000000	11.853499	18.53%	1,278
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.899312	10.786799	-1.03%	12,030
2010	9.856281	10.899312	10.58%	21,151
2009	7.186572	9.856281	37.15%	16,692
2008	11.565811	7.186572	-37.86%	18,421
2007	10.566040	11.565811	9.46%	24,625
2006	9.986211	10.566040	5.81%	24,660
2005	9.716891	9.986211	2.77%	28,029
2004	9.042390	9.716891	7.46%	34,189
2003	7.479894	9.042390	20.89%	29,827
2002*	10.000000	7.479894	-25.20%	7,287
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.007240	8.333869	-7.48%	13,992
2010	7.070213	9.007240	27.40%	34,256
2009	5.076525	7.070213	39.27%	46,767
2008	10.636630	5.076525	-52.27%	52,785
2007	9.851641	10.636630	7.97%	62,747
2006	9.766814	9.851641	0.87%	78,625
2005	9.629928	9.766814	1.42%	85,601
2004	8.538851	9.629928	12.78%	108,022
2003	6.339279	8.538851	34.70%	118,592
2002*	10.000000	6.339279	-36.61%	41,600

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.828209	13.086638	-11.74%	23,500
2010	11.062634	14.828209	34.04%	46,498
2009	6.886553	11.062634	60.64%	28,947
2008	11.548405	6.886553	-40.37%	37,875
2007	11.455457	11.548405	0.81%	42,368
2006	10.287484	11.455457	11.35%	67,378
2005	9.933363	10.287484	3.56%	80,618
2004	9.485430	9.933363	4.72%	93,779
2003	7.209713	9.485430	31.56%	101,255
2002*	10.000000	7.209713	-27.90%	54,239
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.826014	13.569255	-1.86%	16,285
2010	12.608056	13.826014	9.66%	23,241
2009	10.442589	12.608056	20.74%	39,346
2008	15.747071	10.442589	-33.69%	46,727
2007	14.844615	15.747071	6.08%	47,547
2006	12.492998	14.844615	18.82%	50,239
2005	11.900290	12.492998	4.98%	40,966
2004	10.510947	11.900290	13.22%	37,782
2003	8.548149	10.510947	22.96%	37,877
2002*	10.000000	8.548149	-14.52%	17,605
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.742489	10.404132	-3.15%	3,766
2010*	10.000000	10.742489	7.42%	1,619
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.872436	13.745157	-0.92%	737
2010	12.434021	13.872436	11.57%	700
2009*	10.000000	12.434021	24.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.185355	10.136363	-0.48%	8,949
2010	9.221689	10.185355	10.45%	8,949
2009	7.578222	9.221689	21.69%	17,565
2008	10.944829	7.578222	-30.76%	10,460
2007	10.458763	10.944829	4.65%	6,657
2006*	10.000000	10.458763	4.59%	22,449
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.886683	11.349117	4.25%	2,333
2010	10.417221	10.886683	4.51%	6,944
2009	9.420556	10.417221	10.58%	5,042
2008	10.600857	9.420556	-11.13%	5,258
2007	10.440837	10.600857	1.53%	4,856
2006*	10.000000	10.440837	4.41%	6,741

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.227749	10.040218	-10.58%	13,389
2010	10.230924	11.227749	9.74%	13,535
2009	7.327629	10.230924	39.62%	11,194
2008	12.111276	7.327629	-39.50%	17,317
2007	10.741225	12.111276	12.76%	15,340
2006*	10.000000	10.741225	7.41%	14,374
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.936478	9.338308	-6.02%	14,554
2010	8.526248	9.936478	16.54%	16,139
2009	6.230855	8.526248	36.84%	20,931
2008	11.327974	6.230855	-45.00%	15,150
2007	10.267965	11.327974	10.32%	2,344
2006*	10.000000	10.267965	2.68%	8,984
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.437999	8.134094	-3.60%	1,772
2010	7.711392	8.437999	9.42%	4,343
2009	5.984290	7.711392	28.86%	5,401
2008	9.799507	5.984290	-38.93%	6,184
2007*	10.000000	9.799507	-2.00%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.197926	13.509026	2.36%	0
2010	11.828576	13.197926	11.58%	0
2009	8.212227	11.828576	44.04%	0
2008	11.583704	8.212227	-29.11%	0
2007	11.388285	11.583704	1.72%	0
2006	10.442736	11.388285	9.05%	0
2005*	10.000000	10.442736	4.43%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.761246	7.631891	-12.89%	0
2010	7.700756	8.761246	13.77%	2,097
2009	5.105865	7.700756	50.82%	2,097
2008*	10.000000	5.105865	-48.94%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.672275	9.233874	-4.53%	0
2010	7.937739	9.672275	21.85%	0
2009	6.120401	7.937739	29.69%	0
2008*	10.000000	6.120401	-38.80%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.648356	9.202863	-4.62%	0
2010	7.919325	9.648356	21.83%	0
2009	6.118502	7.919325	29.43%	0
2008*	10.000000	6.118502	-38.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.172909	8.467819	-7.69%	0
2010	8.092734	9.172909	13.35%	1,671
2009	6.352856	8.092734	27.39%	0
2008*	10.000000	6.352856	-36.47%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.178550	9.901343	-2.72%	6,741
2010	9.350064	10.178550	8.86%	0
2009	7.914141	9.350064	18.14%	0
2008*	10.000000	7.914141	-20.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.757848	9.289782	-4.80%	0
2010	8.805424	9.757848	10.82%	636
2009	7.192456	8.805424	22.43%	0
2008*	10.000000	7.192456	-28.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.636271	10.635656	-0.01%	0
2010	10.100382	10.636271	5.31%	0
2009	9.063670	10.100382	11.44%	0
2008*	10.000000	9.063670	-9.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.968937	9.600365	-3.70%	4,021
2010	9.078170	9.968937	9.81%	3,599
2009	7.550034	9.078170	20.24%	0
2008*	10.000000	7.550034	-24.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.523283	8.951550	-6.00%	0
2010	8.523825	9.523283	11.73%	653
2009	6.829631	8.523825	24.81%	0
2008*	10.000000	6.829631	-31.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.346130	10.174002	-1.66%	0
2010	9.623621	10.346130	7.51%	0
2009	8.293877	9.623621	16.03%	0
2008*	10.000000	8.293877	-17.06%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.154881	11.724510	5.11%	0
2010	10.567560	11.154881	5.56%	0
2009	9.852148	10.567560	7.26%	0
2008*	10.000000	9.852148	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.081510	11.608425	4.75%	0
2010	10.525422	11.081510	5.28%	0
2009	9.830331	10.525422	7.07%	0
2008*	10.000000	9.830331	-1.70%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.037904	12.587652	4.57%	2,570
2010	11.292531	12.037904	6.60%	680
2009	9.836146	11.292531	14.81%	0
2008*	10.000000	9.836146	-1.64%	0

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	29.695013	22.663475	-23.68%	1,390
2010	25.981944	29.695013	14.29%	1,428
2009	16.157347	25.981944	60.81%	2,969
2008	38.952162	16.157347	-58.52%	3,535
2007	27.210945	38.952162	43.15%	4,235
2006	20.244391	27.210945	34.41%	5,113
2005	15.514851	20.244391	30.48%	6,348
2004	13.065012	15.514851	18.75%	10,969
2003	8.046807	13.065012	62.36%	8,366
2002*	10.000000	8.046807	-19.53%	4,148
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.621774	17.266302	-23.67%	37,830
2010	19.797260	22.621774	14.27%	59,643
2009	12.311287	19.797260	60.81%	19,356
2008	29.633297	12.311287	-58.45%	17,530
2007	20.664232	29.633297	43.40%	24,438
2006	15.346624	20.664232	34.65%	26,590
2005	11.747354	15.346624	30.64%	9,304
2004*	10.000000	11.747354	17.47%	3,166
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.508826	14.286616	5.76%	40,191
2010	13.075390	13.508826	3.31%	75,622
2009	12.913852	13.075390	1.25%	125,164
2008	12.158600	12.913852	6.21%	133,584
2007	11.508350	12.158600	5.65%	171,552
2006	11.293940	11.508350	1.90%	136,061
2005	11.091867	11.293940	1.82%	152,834
2004	10.893975	11.091867	1.82%	178,073
2003	10.831992	10.893975	0.57%	222,237
2002*	10.000000	10.831992	8.32%	72,068
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.759774	6.886208	-11.26%	6,980
2010	6.964308	7.759774	11.42%	4,042
2009	5.456262	6.964308	27.64%	757
2008*	10.000000	5.456262	-45.44%	1,991
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.702597	12.979973	-5.27%	64,375
2010	12.123510	13.702597	13.02%	75,385
2009	9.665967	12.123510	25.42%	109,765
2008	15.522394	9.665967	-37.73%	119,577
2007	14.858666	15.522394	4.47%	162,897
2006	12.894045	14.858666	15.24%	173,457
2005	12.115638	12.894045	6.42%	174,041
2004	10.776139	12.115638	12.43%	184,671
2003	8.287858	10.776139	30.02%	209,920
2002*	10.000000	8.287858	-17.12%	70,660

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.485749	12.420224	-0.52%	0
2010	11.531239	12.485749	8.28%	7,037
2009*	10.000000	11.531239	15.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.355194	13.045391	-2.32%	0
2010	12.090220	13.355194	10.46%	0
2009*	10.000000	12.090220	20.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.552100	12.739506	1.49%	156,095
2010	12.021890	12.552100	4.41%	200,534
2009	11.177192	12.021890	7.56%	114,943
2008	12.062399	11.177192	-7.34%	137,039
2007	11.609855	12.062399	3.90%	107,330
2006	11.090614	11.609855	4.68%	148,540
2005	10.887617	11.090614	1.86%	155,826
2004	10.551313	10.887617	3.19%	157,674
2003	9.917021	10.551313	6.40%	133,513
2002*	10.000000	9.917021	-0.83%	29,206
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.380493	13.188229	-1.44%	437,619
2010	12.235088	13.380493	9.36%	575,209
2009	10.415712	12.235088	17.47%	909,582
2008	13.754073	10.415712	-24.27%	1,025,571
2007	13.203191	13.754073	4.17%	1,216,958
2006	12.024952	13.203191	9.80%	1,365,742
2005	11.576537	12.024952	3.87%	1,463,539
2004	10.181754	11.576537	8.00%	1,480,103
2003	9.055169	10.718754	18.37%	1,544,879
2002*	10.000000	9.055169	-9.45%	324,558
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.711235	13.232155	-3.49%	218,805
2010	12.324107	13.711235	11.26%	317,898
2009	10.048113	12.324107	22.65%	530,649
2008	14.853719	10.048113	-32.35%	623,291
2007	14.192860	14.853719	4.66%	719,196
2006	12.566558	14.192860	12.94%	739,298
2005	11.902703	12.566558	5.58%	725,881
2004	10.769343	11.902703	10.52%	783,989
2003	8.624287	10.769343	24.87%	748,620
2002*	10.000000	8.624287	-13.76%	107,155

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.142866	13.226543	0.64%	124,123
2010	12.283314	13.142866	7.00%	140,250
2009	10.874260	12.283314	12.96%	205,369
2008	12.981691	10.874260	-16.23%	248,522
2007	12.438218	12.981691	4.37%	391,617
2006	11.634398	12.438218	6.91%	430,895
2005	11.292553	11.634398	3.03%	389,088
2004	10.687744	11.292553	5.66%	405,517
2003	9.533471	10.687744	12.11%	430,226
2002*	10.000000	9.533471	-4.67%	103,769
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.879239	13.379633	-3.60%	0
2010	12.937705	13.879239	7.28%	0
2009*	10.000000	12.937705	29.38%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.819814	13.286735	-3.86%	90,105
2010	12.915914	13.819814	7.00%	125,225
2009*	10.000000	12.915914	29.16%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.763082	16.108323	-3.91%	0
2010	13.471206	16.763082	24.44%	0
2009	9.990439	13.471206	34.84%	0
2008	15.947524	9.990439	-37.35%	0
2007	15.038349	15.947524	6.05%	0
2006	13.878779	15.038349	8.35%	0
2005	12.556101	13.878779	10.53%	0
2004	11.003309	12.556101	14.11%	0
2003	8.287603	11.003309	32.77%	0
2002*	10.000000	8.287603	-17.12%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.697284	15.063409	-4.04%	10,295
2010	12.648405	15.697284	24.10%	24,446
2009	9.397723	12.648405	34.59%	36,179
2008	15.037158	9.397723	-37.50%	43,274
2007	14.204698	15.037158	5.86%	57,367
2006	13.126944	14.204698	8.21%	78,925
2005	11.897253	13.126944	10.34%	90,462
2004	10.446481	11.897253	13.89%	79,856
2003	7.888920	10.446481	32.42%	84,829
2002*	10.000000	7.888920	-21.11%	44,381

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.384760	10.239776	-1.40%	50,881
2010	10.532194	10.384760	-1.40%	66,043
2009	10.677256	10.532194	-1.36%	274,879
2008	10.610947	10.677256	0.62%	362,129
2007	10.270218	10.610947	3.32%	251,907
2006	9.964235	10.270218	3.07%	212,271
2005	9.842716	9.964235	1.23%	274,362
2004	9.902126	9.842716	-0.60%	182,610
2003	9.980284	9.902126	-0.78%	144,098
2002*	10.000000	9.980284	-0.20%	45,294
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.136293	8.141657	-10.89%	540
2010	8.141910	9.136293	12.21%	540
2009	6.066908	8.141910	34.20%	0
2008*	10.000000	6.066908	-39.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.071589	9.157674	-17.29%	0
2010	10.581882	11.071589	4.63%	0
2009	8.265777	10.581882	28.02%	0
2008	15.621179	8.265777	-47.09%	0
2007	15.392990	15.621179	1.48%	0
2006	12.718019	15.392990	21.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.881486	8.969792	-17.57%	6,470
2010	10.425931	10.881486	4.37%	8,486
2009	8.165743	10.425931	27.68%	14,468
2008	15.466297	8.165743	-47.20%	15,876
2007	15.274950	15.466297	1.25%	32,221
2006	12.655579	15.274950	20.70%	29,970
2005	11.480025	12.655579	10.24%	22,082
2004*	10.000000	11.480025	14.80%	3,750
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.140787	8.721738	-4.58%	0
2010	8.036260	9.140787	13.74%	0
2009	6.300902	8.036260	27.54%	0
2008*	10.000000	6.300902	-36.99%	1,936
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.783164	8.132803	-7.40%	40,621
2010	7.900785	8.783164	11.17%	76,197
2009	6.289031	7.900785	25.63%	101,036
2008*	10.000000	6.289031	-37.11%	1,005
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.676660	9.116761	-5.79%	0
2010	7.760008	9.676660	24.70%	0
2009	6.211307	7.760008	24.93%	0
2008*	10.000000	6.211307	-37.89%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.158513	9.784057	-3.69%	1,841
2010	8.611937	10.158513	17.96%	2,011
2009	6.694455	8.611937	28.64%	195
2008*	10.000000	6.694455	-33.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.009994	9.785130	-2.25%	5,657
2010	8.114822	10.009994	23.35%	8,084
2009	6.470852	8.114822	25.41%	9,154
2008	12.275456	6.470852	-47.29%	9,970
2007	11.370471	12.275456	7.96%	15,089
2006	11.197216	11.370471	1.55%	27,574
2005	10.540384	11.197216	6.23%	31,305
2004	9.446127	10.540384	11.58%	31,837
2003	7.146069	9.446127	32.19%	29,901
2002*	10.000000	7.146069	-28.54%	17,220
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.366475	14.383492	-6.40%	0
2010	12.309572	15.366475	24.83%	0
2009	9.891327	12.309572	24.45%	0
2008	14.786064	9.891327	-33.10%	0
2007	16.107711	14.786064	-8.21%	0
2006	13.927255	16.107711	15.66%	0
2005	13.703334	13.927255	1.63%	0
2004	11.848281	13.703334	15.66%	0
2003	7.660769	11.848281	54.66%	0
2002*	10.000000	7.660769	-23.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.991537	13.043708	-6.77%	4,541
2010	11.219702	13.991537	24.71%	8,856
2009	9.040985	11.219702	24.10%	11,779
2008	13.544464	9.040985	-33.25%	16,186
2007	14.808371	13.544464	-8.54%	21,131
2006	12.825330	14.808371	15.46%	23,512
2005	12.654931	12.825330	1.35%	23,863
2004	10.970067	12.654931	15.36%	23,555
2003	7.111435	10.970067	54.26%	18,694
2002*	10.000000	7.111435	-28.89%	9,654
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.514019	15.378085	-6.88%	0
2010	13.364466	16.514019	23.57%	0
2009	10.062373	13.364466	32.82%	0
2008	16.510814	10.062373	-39.06%	0
2007	16.396947	16.510814	0.69%	0
2006	14.842345	16.396947	10.47%	0
2005	13.401732	14.842345	10.75%	0
2004	11.419672	13.401732	17.36%	0
2003	8.213145	11.419672	39.04%	0
2002*	10.000000	8.213145	-17.87%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.589314	15.408273	-7.12%	5,526
2010	13.461953	16.589314	23.23%	14,345
2009	10.156317	13.461953	32.55%	23,663
2008	16.709701	10.156317	-39.22%	24,607
2007	16.633141	16.709701	0.46%	27,704
2006	15.094730	16.633141	10.19%	39,774
2005	13.667465	15.094730	10.44%	42,905
2004	11.669474	13.667465	17.12%	27,905
2003	8.416755	11.669474	38.65%	31,316
2002*	10.000000	8.416755	-15.83%	13,549
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.024408	8.931975	-1.02%	604
2010	8.083547	9.024408	11.64%	604
2009	6.529589	8.083547	23.80%	604
2008	11.342033	6.529589	-42.43%	0
2007	10.662330	11.342033	6.37%	0
2006*	10.000000	10.662330	6.62%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.192402	9.620367	4.66%	16,388
2010	7.181278	9.192402	28.01%	15,502
2009	5.580432	7.181278	28.69%	20,262
2008*	10.000000	5.580432	-44.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.505471	10.493248	-0.12%	2,943
2010	10.402907	10.505471	0.99%	5,379
2009	9.850295	10.402907	5.61%	4,514
2008*	10.000000	9.850295	-1.50%	1,491
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.539657	11.691392	-13.65%	404
2010	12.912369	13.539657	4.86%	368
2009*	10.000000	12.912369	29.12%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.248211	12.660703	-4.43%	2,821
2010	10.936610	13.248211	21.14%	4,845
2009	8.439623	10.936610	29.59%	3,541
2008	14.134860	8.439623	-40.29%	3,578
2007	13.322362	14.134860	6.10%	5,529
2006	11.882732	13.322362	12.12%	7,630
2005	11.277640	11.882732	5.37%	5,489
2004*	10.000000	11.277640	12.78%	0

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.716104	13.310617	-9.55%	0
2010	12.869112	14.716104	14.35%	0
2009	9.342956	12.869112	37.74%	0
2008	15.844363	9.342956	-41.03%	0
2007	15.112775	15.844363	4.84%	0
2006	13.023144	15.112775	16.05%	0
2005	11.551312	13.023144	12.74%	0
2004*	10.000000	11.551312	15.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.474017	13.059688	-9.77%	10,569
2010	12.690959	14.474017	14.05%	7,546
2009	9.234558	12.690959	37.43%	21,688
2008	15.700597	9.234558	-41.18%	29,462
2007	15.015050	15.700597	4.57%	52,209
2006	12.970830	15.015050	15.76%	45,513
2005	11.534215	12.970830	12.46%	43,182
2004*	10.000000	11.534215	15.34%	38,152
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.680532	15.083887	-9.57%	0
2010	14.588193	16.680532	14.34%	0
2009	10.585344	14.588193	37.82%	0
2008	17.949552	10.585344	-41.03%	0
2007	17.123737	17.949552	4.82%	0
2006	14.755623	17.123737	16.05%	0
2005	13.091405	14.755623	12.71%	0
2004	11.142036	13.091405	17.50%	0
2003	7.900988	11.142036	41.02%	0
2002*	10.000000	7.900988	-20.99%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.324329	14.723667	-9.81%	9,384
2010	14.308986	16.324329	14.08%	12,297
2009	10.413844	14.308986	37.40%	19,837
2008	17.700880	10.413844	-41.17%	26,649
2007	16.924389	17.700880	4.59%	41,971
2006	14.624644	16.924389	15.73%	50,000
2005	13.003393	14.624644	12.47%	54,350
2004	11.093665	13.003393	17.21%	69,119
2003	7.875514	11.093665	40.86%	100,610
2002*	10.000000	7.875514	-21.24%	44,951
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.644537	16.518630	-0.76%	22,797
2010	14.708055	16.644537	13.17%	27,366
2009	12.597830	14.708055	16.75%	42,970
2008	14.940938	12.597830	-15.68%	64,683
2007	13.832880	14.940938	8.01%	55,568
2006	13.082421	13.832880	5.74%	72,050
2005	12.946704	13.082421	1.05%	84,595
2004	12.109229	12.946704	6.92%	81,449
2003	10.482440	12.109229	15.52%	91,974
2002*	10.000000	10.482440	4.82%	38,330

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.814944	2.723460	-3.25%	0
2010	2.489349	2.814944	13.08%	0
2009	1.991820	2.489349	24.98%	0
2008	9.570368	1.991820	-79.19%	0
2007*	10.000000	9.570368	-4.30%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.980358	3.833022	-3.70%	917
2010	3.516018	3.980358	13.21%	917
2009	2.845522	3.516018	23.56%	917
2008	13.531807	2.845522	-78.97%	917
2007	13.738963	13.531807	-1.51%	1,031
2006	12.733593	13.738963	7.90%	1,032
2005	12.621872	12.733593	0.89%	1,063
2004	11.747698	12.621872	7.44%	1,063
2003	9.611648	11.747698	22.22%	0
2002*	10.000000	9.611648	-3.88%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.550545	11.353351	-1.71%	27,736
2010	10.113851	11.550545	14.21%	33,157
2009	8.014007	10.113851	26.20%	53,843
2008	13.243332	8.014007	-39.49%	70,698
2007	12.896974	13.243332	2.69%	99,967
2006	11.397500	12.896974	13.16%	107,945
2005	10.931316	11.397500	4.26%	114,854
2004	10.157570	10.931316	7.62%	121,890
2003	8.147660	10.157570	24.67%	127,589
2002*	10.000000	8.147660	-18.52%	48,096
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.887019	16.282675	-3.58%	0
2010	13.878234	16.887019	21.68%	0
2009	10.259307	13.878234	35.27%	0
2008	16.736589	10.259307	-38.70%	0
2007	17.183430	16.736589	-2.60%	0
2006	15.153982	17.183430	13.39%	0
2005	13.981420	15.153982	8.39%	36
2004	11.873931	13.981420	17.75%	36
2003	8.341730	11.873931	42.34%	0
2002*	10.000000	8.341730	-16.58%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.712945	9.349011	-3.75%	2,376
2010	8.005087	9.712945	21.33%	642
2009	5.931168	8.005087	34.97%	642
2008	9.703069	5.931168	-38.87%	642
2007	9.980538	9.703069	-2.78%	1,689
2006*	10.000000	9.980538	-0.19%	1,047
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.715321	12.523974	6.90%	37,138
2010	10.863506	11.715321	7.84%	4,005
2009*	10.000000	10.863506	8.64%	1,267

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.349250	11.303572	-0.40%	2,669
2010	10.942921	11.349250	3.71%	6,362
2009*	10.000000	10.942921	9.43%	1,443
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.925709	12.153552	-5.97%	0
2010	11.461248	12.925709	12.78%	0
2009	8.954469	11.461248	27.99%	0
2008	14.814649	8.954469	-39.56%	2,175
2007	15.991919	14.814649	-7.36%	2,315
2006	13.992066	15.991919	14.29%	2,413
2005	13.485135	13.992066	3.76%	2,513
2004	12.308863	13.485135	9.56%	2,513
2003*	10.000000	12.308863	23.09%	2,571
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.916379	10.579086	-18.10%	0
2010	11.905960	12.916379	8.49%	0
2009	9.688415	11.905960	22.89%	0
2008	17.531586	9.688415	-44.74%	0
2007	16.408947	17.531586	6.84%	3,427
2006	13.029538	16.408947	25.94%	3,427
2005	11.777432	13.029538	10.63%	3,427
2004	10.279789	11.777432	14.57%	3,427
2003	8.111590	10.279789	26.73%	0
2002*	10.000000	8.111590	-18.88%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.381942	13.510725	-6.06%	0
2010	11.577677	14.381942	24.22%	0
2009	8.927134	11.577677	29.69%	0
2008	14.931286	8.927134	-40.21%	0
2007	17.351540	14.931286	-13.95%	0
2006	15.002556	17.351540	15.66%	0
2005	14.215353	15.002556	5.54%	0
2004	11.422704	14.215353	24.45%	0
2003	7.741366	11.422704	47.55%	0
2002*	10.000000	7.741366	-22.59%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.090974	11.414105	-19.00%	12,599
2010	11.830400	14.090974	19.11%	26,885
2009	7.320684	11.830400	61.60%	0
2008	11.791375	7.320684	-37.91%	0
2007	11.334034	11.791375	4.04%	3,876
2006	10.901950	11.334034	3.96%	4,220
2005	10.460783	10.901950	4.22%	4,303
2004	10.100960	10.460783	3.56%	4,303
2003	8.201371	10.100960	23.16%	0
2002*	10.000000	8.201371	-17.99%	0

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.310953	11.755672	3.93%	1,842
2010	10.735258	11.310953	5.36%	1,931
2009	9.953942	10.735258	7.85%	0
2008	11.274040	9.953942	-11.71%	0
2007	10.867872	11.274040	3.74%	0
2006	10.642778	10.867872	2.11%	820
2005	10.384934	10.642778	2.48%	2,025
2004	10.120184	10.384934	2.62%	660
2003*	10.000000	10.120184	1.20%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.347518	15.378152	-5.93%	0
2010	13.078108	16.347518	25.00%	268
2009*	10.000000	13.078108	30.78%	104
Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.407026	11.559989	-6.83%	4,294
2010	11.382038	12.407026	9.01%	4,294
2009	9.189190	11.382038	23.86%	3,954
2008	13.140446	9.189190	-31.34%	7,409
2007	12.468860	13.140446	5.39%	8,650
2006	11.452104	12.468860	8.88%	8,864
2005	11.167966	11.452104	2.54%	8,935
2004	10.691646	11.167966	4.46%	9,547
2003	9.245099	10.691646	15.65%	6,482
2002*	10.000000	9.245099	-7.55%	999

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.847314	11.339287	4.54%	350
2010	9.757913	10.847314	11.16%	1,197
2009	8.227306	9.757913	18.60%	3,747
2008	14.077196	8.227306	-41.56%	4,044
2007	13.623319	14.077196	3.33%	9,929
2006	11.816300	13.623319	15.29%	12,198
2005	11.462822	11.816300	3.08%	11,233
2004	10.457883	11.462822	9.61%	12,932
2003	8.027909	10.457883	30.27%	12,008
2002*	10.000000	8.027909	-19.72%	497
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.347203	12.978891	-20.60%	0
2010	15.903789	16.347203	2.79%	0
2009	12.011025	15.903789	32.41%	67
2008	26.089218	12.011025	-53.96%	185
2007	25.075412	26.089218	4.04%	185
2006	18.830266	25.075412	33.17%	1,720
2005	16.397554	18.830266	14.84%	1,720
2004	13.322675	16.397554	23.08%	1,720
2003	9.391130	13.322675	41.86%	2,224
2002*	10.000000	9.391130	-6.09%	1,773
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.350744	9.818095	-5.15%	130
2010	9.562783	10.350744	8.24%	275
2009	7.077361	9.562783	35.12%	651
2008	11.933836	7.077361	-40.70%	1,765
2007	10.659209	11.933836	11.96%	2,266
2006	10.885413	10.659209	-2.08%	2,618
2005	9.617549	10.885413	13.18%	2,778
2004	9.007378	9.617549	6.77%	4,945
2003	7.408641	9.007378	21.58%	4,945
2002*	10.000000	7.408641	-25.91%	3,794
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.344482	17.420759	-9.94%	269
2010	15.505937	19.344482	24.76%	684
2009	11.029250	15.505937	40.59%	593
2008	17.418461	11.029250	-36.68%	764
2007	17.410213	17.418461	0.05%	761
2006	15.468830	17.410213	12.55%	1,315
2005	14.719656	15.468830	5.09%	1,320
2004	12.543577	14.719656	17.35%	2,173
2003	9.033823	12.543577	38.85%	2,490
2002*	10.000000	9.033823	-9.66%	1,034
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.045088	12.388328	-5.03%	110
2010	12.059777	13.045088	8.17%	0
2009*	10.000000	12.059777	20.60%	0

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.204179	16.059555	-0.89%	0
2010	13.067466	16.204179	24.00%	0
2009	10.605545	13.067466	23.21%	0
2008	15.577431	10.605545	-31.92%	0
2007	15.912110	15.577431	-2.10%	0
2006	14.111912	15.912110	12.76%	0
2005	13.353067	14.111912	5.68%	0
2004	11.116610	13.353067	20.12%	0
2003	8.186953	11.116610	35.78%	0
2002*	10.000000	8.186953	-18.13%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.613669	11.548776	-0.56%	0
2010	10.263768	11.613669	13.15%	0
2009	7.786418	10.263768	31.82%	0
2008	12.049015	7.786418	-35.38%	0
2007	11.344072	12.049015	6.21%	0
2006	10.540712	11.344072	7.62%	0
2005	10.322149	10.540712	2.12%	0
2004	9.861539	10.322149	4.67%	0
2003	7.941454	9.861539	24.18%	0
2002*	10.000000	7.941454	-20.59%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.399323	12.449346	0.40%	0
2010	10.955964	12.399323	13.17%	0
2009	8.799801	10.955964	24.50%	0
2008	14.205758	8.799801	-38.05%	0
2007	13.696146	14.205758	3.72%	0
2006	12.032323	13.696146	13.83%	0
2005	11.661722	12.032323	3.18%	0
2004	10.695244	11.661722	9.04%	0
2003	8.454451	10.695244	26.50%	0
2002*	10.000000	8.454451	-15.46%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.801361	13.822047	0.15%	5,095
2010	12.226893	13.801361	12.88%	6,965
2009	9.843149	12.226893	24.22%	7,570
2008	15.935379	9.843149	-38.23%	7,840
2007	15.402330	15.935379	3.46%	13,120
2006	13.565518	15.402330	13.54%	14,096
2005	13.180175	13.565518	2.92%	14,645
2004	12.119424	13.180175	8.75%	14,695
2003*	10.000000	12.119424	21.19%	6,447

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.166706	10.398859	-6.88%	0
2010	10.026656	11.166706	11.37%	3,886
2009	8.982568	10.026656	11.62%	5,768
2008	12.959676	8.982568	-30.69%	5,059
2007	11.994900	12.959676	8.04%	8,667
2006	10.511900	11.994900	14.11%	8,702
2005	10.488318	10.511900	0.22%	9,083
2004	9.936180	10.488318	5.56%	9,083
2003	8.138918	9.936180	22.08%	6,300
2002*	10.000000	8.138918	-18.61%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.804984	18.411198	3.40%	1,831
2010	15.795061	17.804984	12.73%	2,296
2009	10.511335	15.795061	50.27%	2,230
2008	14.432193	10.511335	-27.17%	2,559
2007	14.193582	14.432193	1.68%	3,208
2006	13.025381	14.193582	8.97%	5,960
2005	12.922959	13.025381	0.79%	5,301
2004	11.903626	12.922959	8.56%	5,672
2003	9.917396	11.903626	20.03%	5,487
2002*	10.000000	9.917396	-0.83%	1,216
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.743415	13.852460	0.79%	0
2010	12.852560	13.743415	6.93%	0
2009	10.828757	12.852560	18.69%	0
2008	11.851839	10.828757	-8.63%	0
2007	11.412740	11.851839	3.85%	0
2006	11.118322	11.412740	2.65%	0
2005	11.136964	11.118322	-0.17%	0
2004	10.906032	11.136964	2.12%	0
2003	10.575206	10.906032	3.13%	0
2002*	10.000000	10.575206	5.75%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.605674	13.675814	0.52%	3,863
2010	12.749872	13.605674	6.71%	5,876
2009	10.767208	12.749872	18.41%	6,376
2008	11.818253	10.767208	-8.89%	6,854
2007	11.406746	11.818253	3.61%	13,821
2006	11.137559	11.406746	2.42%	18,203
2005	11.190525	11.137559	-0.47%	19,563
2004	10.990311	11.190525	1.82%	19,678
2003	10.677956	10.990311	2.93%	11,390
2002*	10.000000	10.677956	6.78%	878

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.615953	12.099170	-4.10%	0
2010	11.215465	12.615953	12.49%	0
2009	8.826128	11.215465	27.07%	0
2008	12.582426	8.826128	-29.85%	0
2007	11.068601	12.582426	13.68%	0
2006	10.473238	11.068601	5.68%	0
2005	10.225256	10.473238	2.43%	0
2004	9.847933	10.225256	3.83%	0
2003	8.475164	9.847933	16.20%	0
2002	9.435174	8.475164	-10.17%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.744517	11.248640	-4.22%	440
2010	10.457074	11.744517	12.31%	453
2009	8.240776	10.457074	26.89%	1,239
2008	11.762172	8.240776	-29.94%	1,249
2007	10.363546	11.762172	13.50%	968
2006	9.815206	10.363546	5.59%	6,368
2005	9.596395	9.815206	2.28%	6,368
2004	9.258218	9.596395	3.65%	6,368
2003	7.984117	9.258218	15.96%	6,368
2002	8.905724	7.984117	-10.35%	6,368
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.695323	9.880222	-7.62%	0
2010	9.341475	10.695323	14.49%	0
2009	7.138310	9.341475	30.86%	0
2008	11.296394	7.138310	-36.81%	0
2007	9.643354	11.296394	17.14%	0
2006	9.157644	9.643354	5.30%	0
2005	8.952583	9.157644	2.29%	0
2004	8.581974	8.952583	4.32%	0
2003	7.071289	8.581974	21.36%	0
2002	8.495649	7.071289	-16.77%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.787843	9.023034	-7.81%	659
2010	8.560090	9.787843	14.34%	659
2009	6.559949	8.560090	30.49%	659
2008	10.391525	6.559949	-36.87%	659
2007	8.891275	10.391525	16.87%	659
2006	8.453308	8.891275	5.18%	1,008
2005	8.282073	8.453308	2.07%	1,008
2004	7.955959	8.282073	4.10%	1,008
2003	6.561950	7.955959	21.24%	1,008
2002	7.910526	6.561950	-17.05%	1,008

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.198135	11.567370	-5.17%	0
2010	10.490404	12.198135	16.28%	0
2009	7.693648	10.490404	36.35%	0
2008	11.832847	7.693648	-34.98%	0
2007	11.026661	11.832847	7.31%	0
2006	10.021945	11.026661	10.03%	0
2005	9.628846	10.021945	4.08%	0
2004	9.267990	9.628846	3.89%	213
2003	8.001794	9.267990	15.82%	228
2002	8.898573	8.001794	-10.08%	326
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.526275	11.872693	-5.22%	565
2010	10.793863	12.526275	16.05%	565
2009	7.918189	10.793863	36.32%	565
2008	12.201421	7.918189	-35.10%	565
2007	11.388856	12.201421	7.13%	565
2006	10.364188	11.388856	9.89%	642
2005	9.965494	10.364188	4.00%	642
2004	9.617161	9.965494	3.62%	642
2003	8.311447	9.617161	15.71%	642
2002	9.261102	8.311447	-10.25%	1,306
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.803372	8.443046	-4.09%	0
2010	7.566030	8.803372	16.35%	0
2009	5.648633	7.566030	33.94%	0
2008	9.746094	5.648633	-42.04%	0
2007	9.249681	9.746094	5.37%	0
2006	8.233251	9.249681	12.35%	0
2005	6.905260	8.233251	19.23%	0
2004	6.918658	6.905260	-0.19%	0
2003	5.608333	6.918658	23.36%	0
2002	6.134110	5.608333	-8.57%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.665010	8.303240	-4.18%	0
2010	7.452102	8.665010	16.28%	741
2009	5.568779	7.452102	33.82%	4,963
2008	9.634474	5.568779	-42.20%	4,963
2007	9.160524	9.634474	5.17%	6,950
2006	8.166717	9.160524	12.17%	6,989
2005	6.866697	8.166717	18.93%	3,008
2004	6.879523	6.866697	-0.19%	3,008
2003	5.588492	6.879523	23.10%	3,008
2002	6.134116	5.588492	-8.89%	1,179

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.852728	10.787534	-0.60%	8,315
2010	9.568579	10.852728	13.42%	8,518
2009	7.466952	9.568579	28.15%	8,518
2008	13.224553	7.466952	-43.54%	8,518
2007	13.232618	13.224553	-0.06%	8,518
2006	11.181512	13.232618	18.34%	8,518
2005	10.727863	11.181512	4.23%	8,721
2004	9.773226	10.727863	9.77%	9,059
2003	7.615491	9.773226	28.33%	27,346
2002	9.310188	7.615491	-18.20%	33,257
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.639158	11.545847	-0.80%	7,167
2010	10.277225	11.639158	13.25%	13,024
2009	8.029056	10.277225	28.00%	22,595
2008	14.246847	8.029056	-43.64%	24,054
2007	14.275958	14.246847	-0.20%	37,650
2006	12.078310	14.275958	18.19%	40,295
2005	11.608850	12.078310	4.04%	40,587
2004	10.590004	11.608850	9.62%	47,513
2003	8.264101	10.590004	28.14%	24,508
2002	10.212941	8.264101	-18.35%	4,487
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.440331	9.450223	0.10%	0
2010	8.354202	9.440331	13.00%	0
2009	6.666468	8.354202	25.32%	0
2008	11.618276	6.666468	-42.62%	0
2007	10.526838	11.618276	10.37%	1,359
2006	9.451564	10.526838	11.38%	1,359
2005	8.918852	9.451564	5.97%	1,359
2004	8.557704	8.918852	4.22%	1,885
2003	7.025556	8.557704	21.81%	17,822
2002	8.557520	7.025556	-17.90%	23,477
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.559452	9.549152	-0.11%	2,740
2010	8.468109	9.559452	12.89%	3,397
2009	6.765078	8.468109	25.17%	4,778
2008	11.815117	6.765078	-42.74%	5,168
2007	10.718871	11.815117	10.23%	10,851
2006	9.637204	10.718871	11.22%	12,740
2005	9.104819	9.637204	5.85%	12,806
2004	8.755178	9.104819	3.99%	13,366
2003	7.196679	8.755178	21.66%	12,628
2002	8.782013	7.196679	-18.05%	4,053

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.834759	8.719218	-1.31%	135
2010	7.226253	8.834759	22.26%	135
2009	5.721961	7.226253	26.29%	135
2008	11.003953	5.721961	-48.00%	135
2007	8.801655	11.003953	25.02%	135
2006	8.367510	8.801655	5.19%	135
2005	8.034459	8.367510	4.15%	135
2004	7.895012	8.034459	1.77%	135
2003	6.033255	7.895012	30.86%	7,912
2002	8.770906	6.033255	-31.21%	7,912
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.794959	6.694460	-1.48%	4,517
2010	5.566571	6.794959	22.07%	4,622
2009	4.414068	5.566571	26.11%	6,001
2008	8.500698	4.414068	-48.07%	6,159
2007	6.810709	8.500698	24.81%	24,933
2006	6.484457	6.810709	5.03%	23,029
2005	6.236424	6.484457	3.98%	29,513
2004	6.136573	6.236424	1.63%	31,185
2003	4.697996	6.136573	30.62%	30,317
2002	6.839254	4.697996	-31.31%	23,206
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.408690	9.333729	-10.33%	0
2011	10.408690	9.333729	-10.33%	0
2010	8.470446	10.408690	22.88%	0
2009	6.151261	8.470446	37.70%	0
2008	12.209119	6.151261	-49.62%	0
2007	10.543329	12.209119	15.80%	0
2006	9.866960	10.543329	6.85%	0
2005	9.271926	9.866960	6.42%	0
2004	8.535401	9.271926	8.63%	0
2003	6.637781	8.535401	28.59%	0
2002	9.143625	6.637781	-27.41%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.178040	9.106334	-10.53%	580
2010	8.283214	10.178040	22.88%	4,328
2009	6.032593	8.283214	37.31%	4,328
2008	11.980339	6.032593	-49.65%	3,991
2007	10.362896	11.980339	15.61%	6,123
2006	9.709890	10.362896	6.73%	7,986
2005	9.144489	9.709890	6.18%	8,828
2004	8.438417	9.144489	8.37%	9,108
2003	6.572174	8.438417	28.40%	5,248
2002	9.088147	6.572174	-27.68%	94

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.622186	11.903731	2.42%	5,678
2010	10.364129	11.622186	12.14%	5,817
2009	7.314592	10.364129	41.69%	5,817
2008	9.904753	7.314592	-26.15%	5,817
2007	9.791165	9.904753	1.16%	5,817
2006	8.935962	9.791165	9.57%	5,817
2005	8.843931	8.935962	1.04%	5,955
2004	8.197878	8.843931	7.88%	5,955
2003	6.551463	8.197878	25.13%	17,638
2002	6.415725	6.551463	2.12%	23,215
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.428479	12.703834	2.22%	1,938
2010	11.094378	12.428479	12.03%	2,739
2009	7.846954	11.094378	41.38%	3,026
2008	10.636645	7.846954	-26.23%	3,884
2007	10.526400	10.636645	1.05%	5,509
2006	9.620235	10.526400	9.42%	5,797
2005	9.540782	9.620235	0.83%	5,804
2004	8.850632	9.540782	7.80%	6,320
2003	7.085183	8.850632	24.92%	6,654
2002	6.959828	7.085183	1.80%	1,315
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.457702	11.703159	2.14%	0
2010	10.217166	11.457702	12.14%	0
2009	7.224812	10.217166	41.42%	0
2008	9.798805	7.224812	-26.27%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.499779	11.786232	2.49%	0
2010	10.266316	11.499779	12.01%	0
2009	7.237660	10.266316	41.85%	0
2008	9.789459	7.237660	-26.07%	0
2007*	10.000000	9.789459	-2.11%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.651991	13.728759	0.56%	1,467
2010	12.043410	13.651991	13.36%	1,496
2009	9.652436	12.043410	24.77%	1,500
2008	15.546704	9.652436	-37.91%	1,910
2007	14.962815	15.546704	3.90%	2,718
2006	13.118871	14.962815	14.06%	3,592
2005	12.698760	13.118871	3.31%	8,031
2004	11.649028	12.698760	9.01%	9,301
2003	9.205181	11.649028	26.55%	12,620
2002	12.013694	9.205181	-23.38%	11,379

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.756618	18.783255	5.78%	0
2010	16.713382	17.756618	6.24%	0
2009	14.655015	16.713382	14.05%	0
2008	15.370088	14.655015	-4.65%	0
2007	14.947657	15.370088	2.83%	0
2006	14.534850	14.947657	2.84%	0
2005	14.431813	14.534850	0.71%	0
2004	14.019511	14.431813	2.94%	474
2003	13.522075	14.019511	3.68%	507
2002	12.434847	13.522075	8.74%	724
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	38.625003	33.986417	-12.01%	2,590
2010	30.452113	38.625003	26.84%	2,653
2009	22.069112	30.452113	37.99%	2,653
2008	37.020700	22.069112	-40.39%	2,653
2007	32.530377	37.020700	13.80%	2,653
2006	29.316635	32.530377	10.96%	2,653
2005	25.165453	29.316635	16.50%	2,716
2004	20.465720	25.165453	22.96%	2,716
2003	14.991208	20.465720	36.52%	2,716
2002	16.882585	14.991208	-11.20%	2,716
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.912219	21.008550	-12.14%	9,118
2010	18.871798	23.912219	26.71%	13,511
2009	13.702429	18.871798	37.73%	20,625
2008	23.023036	13.702429	-40.48%	21,964
2007	20.256590	23.023036	13.66%	29,279
2006	18.285819	20.256590	10.78%	32,873
2005	15.721609	18.285819	16.31%	36,497
2004	12.797437	15.721609	22.85%	37,101
2003	9.392702	12.797437	36.25%	30,164
2002	10.592911	9.392702	-11.33%	22,566
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.571318	12.403060	-1.34%	0
2010	12.725363	12.571318	-1.21%	0
2009	12.820175	12.725363	-0.74%	0
2008	12.626422	12.820175	1.53%	0
2007	12.182153	12.626422	3.65%	619
2006	11.784544	12.182153	3.37%	619
2005	11.604286	11.784544	1.55%	619
2004	11.634636	11.604286	-0.26%	619
2003	11.689079	11.634636	-0.47%	619
2002	11.663532	11.689079	0.22%	619

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.106477	9.875667	-18.43%	2,960
2010	10.871920	12.106477	11.36%	3,032
2009	8.725138	10.871920	24.60%	3,032
2008	15.772298	8.725138	-44.68%	3,032
2007	13.655871	15.772298	15.50%	3,517
2006	11.747842	13.655871	16.24%	3,516
2005	10.019330	11.747842	17.25%	3,589
2004	8.958413	10.019330	11.84%	3,589
2003	6.347608	8.958413	41.13%	3,589
2002	8.086093	6.347608	-21.50%	3,589
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.608852	7.827671	-18.54%	0
2010	8.641488	9.608852	11.19%	0
2009	6.947087	8.641488	24.39%	0
2008	12.579366	6.947087	-44.77%	0
2007	10.905690	12.579366	15.35%	0
2006	9.395816	10.905690	16.07%	0
2005	8.026125	9.395816	17.07%	0
2004	7.187283	8.026125	11.67%	592
2003	5.098626	7.187283	40.97%	592
2002	6.504258	5.098626	-21.61%	976
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.201364	10.747795	-18.59%	0
2010	11.872697	13.201364	11.19%	0
2009	9.546272	11.872697	24.37%	0
2008	17.281415	9.546272	-44.76%	555
2007	14.981232	17.281415	15.35%	437
2006	12.902681	14.981232	16.11%	676
2005	11.025556	12.902681	17.03%	0
2004*	10.000000	11.025556	10.26%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.346781	10.877627	-18.50%	5,284
2010	11.983910	13.346781	11.37%	5,413
2009	9.613566	11.983910	24.66%	5,413
2008	17.382317	9.613566	-44.69%	5,413
2007	15.047474	17.382317	15.52%	5,413
2006	12.944699	15.047474	16.24%	5,413
2005	11.044441	12.944699	17.21%	5,542
2004*	10.000000	11.044441	10.44%	5,542
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.447255	10.993956	-3.96%	0
2010	9.866063	11.447255	16.03%	0
2009	7.033100	9.866063	40.28%	0
2008	13.347423	7.033100	-47.31%	0
2007	13.280180	13.347423	0.51%	0
2006	11.762792	13.280180	12.90%	0
2005	11.250986	11.762792	4.55%	0
2004	10.278446	11.250986	9.46%	0
2003	7.778851	10.278446	32.13%	0
2002	9.371044	7.778851	-16.99%	0

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.279478	10.818505	-4.09%	832
2010	9.739371	11.279478	15.81%	817
2009	6.954494	9.739371	40.04%	817
2008	13.215969	6.954494	-47.38%	847
2007	13.166512	13.215969	0.38%	777
2006	11.677200	13.166512	12.75%	737
2005	11.195070	11.677200	4.31%	739
2004	10.240656	11.195070	9.32%	727
2003	7.769277	10.240656	31.81%	729
2002	9.371056	7.769277	-17.09%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.484215	13.909830	-10.17%	0
2010	12.424900	15.484215	24.62%	0
2009	8.010144	12.424900	55.11%	0
2008	16.648071	8.010144	-51.89%	0
2007	15.998493	16.648071	4.06%	0
2006	13.970393	15.998493	14.52%	0
2005	13.822247	13.970393	1.07%	0
2004	12.304496	13.822247	12.33%	0
2003	7.912571	12.304496	55.51%	0
2002*	10.000000	7.912571	-20.87%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.453487	12.956945	-10.35%	1,713
2010	11.608532	14.453487	24.51%	2,008
2009	7.495475	11.608532	54.87%	3,431
2008	15.613603	7.495475	-51.99%	3,760
2007	15.026941	15.613603	3.90%	4,580
2006	13.143393	15.026941	14.33%	5,161
2005	13.020250	13.143393	0.95%	6,108
2004	11.605648	13.020250	12.19%	8,282
2003	7.483429	11.605648	55.08%	5,326
2002*	10.000000	7.483429	-25.17%	36
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.608239	14.255346	4.76%	0
2010	11.417489	13.608239	19.19%	0
2009	9.845468	11.417489	15.97%	0
2008	13.674967	9.845468	-28.00%	0
2007	14.220590	13.674967	-3.84%	0
2006	12.287681	14.220590	15.73%	0
2005	12.025123	12.287681	2.18%	0
2004	10.968104	12.025123	9.64%	0
2003	8.912053	10.968104	23.07%	0
2002*	10.000000	8.912053	-10.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.193434	8.920699	-2.97%	0
2010	8.461035	9.193434	8.66%	0
2009	6.591481	8.461035	28.36%	0
2008*	10.000000	6.591481	-34.09%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.089038	13.317368	-11.74%	0
2010	14.088671	15.089038	7.10%	0
2009	10.409045	14.088671	35.35%	0
2008	17.673269	10.409045	-41.10%	0
2007	15.489159	17.673269	14.10%	0
2006	12.914303	15.489159	19.94%	0
2005	11.861158	12.914303	8.88%	0
2004	10.124780	11.861158	17.15%	0
2003	7.750625	10.124780	30.63%	0
2002*	10.000000	7.750625	-22.49%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.823287	10.659928	-1.51%	0
2010	10.024547	10.823287	7.97%	0
2009	7.928457	10.024547	26.44%	0
2008	11.516602	7.928457	-31.16%	0
2007	10.809598	11.516602	6.54%	0
2006*	10.000000	10.809598	8.10%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.698282	10.512526	-1.74%	781
2010	9.936576	10.698282	7.67%	1,029
2009	7.878245	9.936576	26.13%	1,099
2008	11.473122	7.878245	-31.33%	2,710
2007	10.792536	11.473122	6.31%	2,944
2006*	10.000000	10.792536	7.93%	2,944
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.715437	17.154878	-8.34%	118
2010	16.864322	18.715437	10.98%	250
2009	12.684135	16.864322	32.96%	406
2008	21.648925	12.684135	-41.41%	1,420
2007	19.195864	21.648925	12.78%	1,420
2006	15.230929	19.195864	26.03%	1,344
2005	13.129999	15.230929	16.00%	1,344
2004	10.770118	13.129999	21.91%	1,344
2003	8.498151	10.770118	26.73%	1,344
2002*	10.000000	8.498151	-15.02%	1,061
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.399704	14.208851	-7.73%	0
2010	13.693609	15.399704	12.46%	0
2009	10.671102	13.693609	28.32%	0
2008	15.148630	10.671102	-29.56%	0
2007	14.032713	15.148630	7.95%	0
2006	12.799651	14.032713	9.63%	0
2005	12.068288	12.799651	6.06%	0
2004	10.759131	12.068288	12.17%	0
2003	8.575093	10.759131	25.47%	0
2002*	10.000000	8.575093	-14.25%	0

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.929203	10.082742	-7.74%	1,860
2010	9.275165	10.929203	17.83%	2,727
2009	5.681862	9.275165	63.24%	3,878
2008	11.330613	5.681862	-49.85%	5,214
2007	9.857565	11.330613	14.94%	8,946
2006	9.746397	9.857565	1.14%	9,641
2005	9.187615	9.746397	6.08%	10,647
2004	8.731067	9.187615	5.23%	11,647
2003	6.973978	8.731067	25.19%	8,574
2002*	10.000000	6.973978	-30.26%	654
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.349186	11.913916	-3.52%	7,237
2010	10.830788	12.349186	14.02%	10,666
2009	8.558811	10.830788	26.55%	11,835
2008	13.528277	8.558811	-36.73%	13,284
2007	14.055687	13.528277	-3.75%	16,776
2006	12.290001	14.055687	14.37%	18,046
2005	11.978032	12.290001	2.60%	21,910
2004	10.350397	11.978032	15.73%	23,326
2003	8.031389	10.350397	28.87%	13,117
2002*	10.000000	8.031389	-19.69%	1,029
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.690851	11.605915	-8.55%	263
2010	11.849485	12.690851	7.10%	277
2009*	10.000000	11.849485	18.49%	288
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.850315	10.732872	-1.08%	1,278
2010	9.816943	10.850315	10.53%	4,824
2009	7.161527	9.816943	37.08%	5,351
2008	11.531365	7.161527	-37.90%	4,771
2007	10.539940	11.531365	9.41%	6,443
2006	9.966594	10.539940	5.75%	6,601
2005	9.702716	9.966594	2.72%	6,933
2004	9.033782	9.702716	7.40%	8,266
2003	7.476564	9.033782	20.83%	3,702
2002*	10.000000	7.476564	-25.23%	579
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.966756	8.292213	-7.52%	1,235
2010	7.042006	8.966756	27.33%	6,530
2009	5.058824	7.042006	39.20%	6,010
2008	10.604939	5.058824	-52.30%	3,513
2007	9.827303	10.604939	7.91%	9,207
2006	9.747626	9.827303	0.82%	9,004
2005	9.615874	9.747626	1.37%	8,991
2004	8.530714	9.615874	12.72%	13,698
2003	6.336449	8.530714	34.63%	9,516
2002*	10.000000	6.336449	-36.64%	3,265

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.761619	13.021271	-11.79%	0
2010	11.018532	14.761619	33.97%	343
2009	6.862576	11.018532	60.56%	343
2008	11.514054	6.862576	-40.40%	343
2007	11.427202	11.514054	0.76%	348
2006	10.267304	11.427202	11.30%	348
2005	9.918886	10.267304	3.51%	396
2004	9.476414	9.918886	4.67%	396
2003	7.206504	9.476414	31.50%	396
2002*	10.000000	7.206504	-27.93%	268
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.763904	13.501458	-1.91%	4,126
2010	12.557776	13.763904	9.60%	7,166
2009	10.406216	12.557776	20.68%	7,421
2008	15.700194	10.406216	-33.72%	8,358
2007	14.807978	15.700194	6.03%	8,566
2006	12.468462	14.807978	18.76%	8,005
2005	11.882937	12.468462	4.93%	6,844
2004	10.500947	11.882937	13.16%	9,738
2003	8.544341	10.500947	22.90%	794
2002*	10.000000	8.544341	-14.56%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.738866	10.395371	-3.20%	0
2010*	10.000000	10.738866	7.39%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.860721	13.726600	-0.97%	0
2010	12.429821	13.860721	11.51%	0
2009*	10.000000	12.429821	24.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.161246	10.107259	-0.53%	0
2010	9.204535	10.161246	10.39%	0
2009	7.567959	9.204535	21.63%	0
2008	10.935557	7.567959	-30.79%	755
2007	10.455243	10.935557	4.59%	755
2006*	10.000000	10.455243	4.55%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.860962	11.316569	4.19%	0
2010	10.397879	10.860962	4.45%	0
2009	9.407821	10.397879	10.52%	0
2008	10.591896	9.407821	-11.18%	0
2007	10.437325	10.591896	1.48%	0
2006*	10.000000	10.437325	4.37%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.201198	10.011409	-10.62%	0
2010	10.211900	11.201198	9.69%	217
2009	7.317716	10.211900	39.55%	636
2008	12.101040	7.317716	-39.53%	1,118
2007	10.737612	12.101040	12.70%	1,118
2006*	10.000000	10.737612	7.38%	1,118
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.912974	9.311508	-6.07%	0
2010	8.510393	9.912974	16.48%	0
2009	6.222418	8.510393	36.77%	0
2008	11.318398	6.222418	-45.02%	0
2007	10.264514	11.318398	10.27%	0
2006*	10.000000	10.264514	2.65%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.422309	8.114867	-3.65%	0
2010	7.700958	8.422309	9.37%	0
2009	5.979217	7.700958	28.80%	0
2008	9.796181	5.979217	-38.96%	0
2007*	10.000000	9.796181	-2.04%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.160066	13.463468	2.31%	0
2010	11.800636	13.160066	11.52%	0
2009	8.196988	11.800636	43.96%	0
2008	11.568076	8.196988	-29.14%	0
2007	11.378717	11.568076	1.66%	0
2006	10.439233	11.378717	9.00%	0
2005*	10.000000	10.439233	4.39%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.749384	7.617701	-12.93%	0
2010	7.694232	8.749384	13.71%	0
2009	5.104127	7.694232	50.75%	0
2008*	10.000000	5.104127	-48.96%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.659198	9.216719	-4.58%	0
2010	7.931024	9.659198	21.79%	0
2009	6.118329	7.931024	29.63%	0
2008*	10.000000	6.118329	-38.82%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.635296	9.185752	-4.67%	0
2010	7.912626	9.635296	21.77%	0
2009	6.116424	7.912626	29.37%	0
2008*	10.000000	6.116424	-38.84%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.160504	8.452084	-7.73%	0
2010	8.085889	9.160504	13.29%	0
2009	6.350701	8.085889	27.32%	0
2008*	10.000000	6.350701	-36.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.164795	9.882961	-2.77%	0
2010	9.342158	10.164795	8.81%	0
2009	7.911463	9.342158	18.08%	0
2008*	10.000000	7.911463	-20.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.744657	9.272531	-4.84%	0
2010	8.797984	9.744657	10.76%	0
2009	7.190018	8.797984	22.36%	0
2008*	10.000000	7.190018	-28.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.621908	10.615941	-0.06%	0
2010	10.091860	10.621908	5.25%	0
2009	9.060605	10.091860	11.38%	0
2008*	10.000000	9.060605	-9.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.955449	9.582525	-3.75%	0
2010	9.070489	9.955449	9.76%	0
2009	7.547472	9.070489	20.18%	0
2008*	10.000000	7.547472	-24.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.510405	8.934917	-6.05%	0
2010	8.516605	9.510405	11.67%	0
2009	6.827311	8.516605	24.74%	0
2008*	10.000000	6.827311	-31.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.332147	10.155119	-1.71%	0
2010	9.615490	10.332147	7.45%	0
2009	8.291069	9.615490	15.97%	0
2008*	10.000000	8.291069	-17.09%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.139841	11.702783	5.05%	0
2010	10.558648	11.139841	5.50%	0
2009	9.848830	10.558648	7.21%	0
2008*	10.000000	9.848830	-1.51%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.066542	11.586894	4.70%	0
2010	10.516530	11.066542	5.23%	0
2009	9.827005	10.516530	7.02%	0
2008*	10.000000	9.827005	-1.73%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.021646	12.564292	4.51%	0
2010	11.282996	12.021646	6.55%	0
2009	9.832816	11.282996	14.75%	0
2008*	10.000000	9.832816	-1.67%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	29.561646	22.550261	-23.72%	221
2010	25.878356	29.561646	14.23%	221
2009	16.101081	25.878356	60.72%	221
2008	38.836311	16.101081	-58.54%	221
2007	27.143838	38.836311	43.08%	239
2006	20.204681	27.143838	34.34%	1,076
2005	15.492245	20.204681	30.42%	1,119
2004	13.052583	15.492245	18.69%	1,130
2003	8.043226	13.052583	62.28%	1,830
2002*	10.000000	8.043226	-19.57%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.545471	17.199347	-23.71%	108
2010	19.740483	22.545471	14.21%	1,543
2009	12.282213	19.740483	60.72%	1,547
2008	29.578397	12.282213	-58.48%	1,632
2007	20.636451	29.578397	43.33%	1,522
2006	15.333741	20.636451	34.58%	1,868
2005	11.743412	15.333741	30.57%	44
2004*	10.000000	11.743412	17.43%	766
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.448154	14.215258	5.70%	8,594
2010	13.023261	13.448154	3.26%	12,624
2009	12.868893	13.023261	1.20%	16,506
2008	12.122423	12.868893	6.16%	14,147
2007	11.479951	12.122423	5.60%	14,294
2006	11.271766	11.479951	1.85%	17,679
2005	11.075689	11.271766	1.77%	20,878
2004	10.883610	11.075689	1.76%	21,962
2003	10.827174	10.883610	0.52%	15,702
2002*	10.000000	10.827174	8.27%	2,297
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.749265	6.873392	-11.30%	234
2010	6.958402	7.749265	11.37%	246
2009	5.454411	6.958402	27.57%	257
2008*	10.000000	5.454411	-45.46%	266

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.641011	12.915082	-5.32%	22,317
2010	12.075131	13.641011	12.97%	48,010
2009	9.632280	12.075131	25.36%	76,345
2008	15.476176	9.632280	-37.76%	86,957
2007	14.821992	15.476176	4.41%	114,175
2006	12.868730	14.821992	15.18%	123,022
2005	12.097970	12.868730	6.37%	131,354
2004	10.765878	12.097970	12.37%	137,634
2003	8.284166	10.765878	29.96%	78,288
2002*	10.000000	8.284166	-17.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.475188	12.403452	-0.58%	0
2010	11.527329	12.475188	8.22%	0
2009*	10.000000	11.527329	15.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.343928	13.027788	-2.37%	0
2010	12.086136	13.343928	10.41%	0
2009*	10.000000	12.086136	20.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.495712	12.675861	1.44%	102
2010	11.973948	12.495712	4.36%	102
2009	11.138262	11.973948	7.50%	306
2008	12.026494	11.138262	-7.39%	3,340
2007	11.581202	12.026494	3.84%	13,766
2006	11.068847	11.581202	4.63%	20,148
2005	10.871753	11.068847	1.81%	20,241
2004	10.541282	10.871753	3.14%	14,566
2003	9.912611	10.541282	6.34%	14,429
2002*	10.000000	9.912611	-0.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.320416	13.122365	-1.49%	52,338
2010	12.186334	13.320416	9.31%	82,657
2009	10.379464	12.186334	17.41%	119,009
2008	13.713167	10.379464	-24.31%	127,240
2007	13.170649	13.713167	4.12%	192,792
2006	12.001363	13.170649	9.74%	242,137
2005	11.559678	12.001363	3.82%	253,497
2004	10.708756	11.559678	7.95%	279,939
2003	9.051151	10.708576	18.31%	159,758
2002*	10.000000	9.051151	-9.49%	7,129

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.649661	13.166062	-3.54%	45,492
2010	12.274968	13.649661	11.20%	121,300
2009	10.013117	12.274968	22.59%	118,893
2008	14.809502	10.013117	-32.39%	141,191
2007	14.157836	14.809502	4.60%	173,068
2006	12.541889	14.157836	12.88%	195,519
2005	11.885345	12.541889	5.52%	192,817
2004	10.759100	11.885345	10.47%	203,185
2003	8.620457	10.759100	24.81%	133,976
2002*	10.000000	8.620457	-13.80%	15,017
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.083815	13.160460	0.59%	8,894
2010	12.234322	13.083815	6.94%	20,910
2009	10.836399	12.234322	12.90%	22,981
2008	12.943063	10.836399	-16.28%	43,805
2007	12.407518	12.943063	4.32%	60,301
2006	11.611541	12.407518	6.86%	78,219
2005	11.276075	11.611541	2.98%	88,461
2004	10.677570	11.276075	5.61%	91,488
2003	9.529226	10.677570	12.05%	74,220
2002*	10.000000	9.529226	-4.71%	48,877
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.867515	13.361565	-3.65%	0
2010	12.933335	13.867515	7.22%	0
2009*	10.000000	12.933335	29.33%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.808144	13.268797	-3.91%	25,289
2010	12.911549	13.808144	6.94%	32,373
2009*	10.000000	12.911549	29.12%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.690283	16.030243	-3.95%	0
2010	13.419508	16.690283	24.37%	0
2009	9.957151	13.419508	34.77%	0
2008	15.902479	9.957151	-37.39%	0
2007	15.003527	15.902479	5.99%	0
2006	13.853646	15.003527	8.30%	0
2005	12.539703	13.853646	10.48%	0
2004	10.994513	12.539703	14.05%	0
2003	8.285172	10.994513	32.70%	0
2002*	10.000000	8.285172	-17.15%	0

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.628378	14.989698	-4.09%	2,468
2010	12.599268	15.628378	24.04%	4,263
2009	9.365974	12.599268	34.52%	5,395
2008	14.993980	9.365974	-37.54%	5,896
2007	14.171143	14.993980	5.81%	6,467
2006	13.102562	14.171143	8.16%	9,889
2005	11.881161	13.102562	10.28%	9,530
2004	10.437639	11.881161	13.83%	10,092
2003	7.886241	10.437639	32.35%	8,921
2002*	10.000000	7.886241	-21.14%	1,421
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.337909	10.188426	-1.45%	19,204
2010	10.490001	10.337909	-1.45%	21,266
2009	10.639879	10.490001	-1.41%	20,648
2008	10.579164	10.639879	0.57%	22,911
2007	10.244680	10.579164	3.26%	26,402
2006	9.944484	10.244680	3.02%	23,042
2005	9.828176	9.944484	1.18%	22,714
2004	9.892514	9.828176	-0.65%	22,310
2003	9.975654	9.892514	-0.83%	24,275
2002*	10.000000	9.975654	-0.24%	27
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.123927	8.126525	-10.93%	0
2010	8.135019	9.123927	12.16%	0
2009	6.064844	8.135019	34.13%	0
2008*	10.000000	6.064844	-39.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.034263	9.122174	-17.33%	0
2010	10.551539	11.034263	4.57%	0
2009	8.246259	10.551539	27.96%	0
2008	15.592231	8.246259	-47.11%	0
2007	15.372292	15.592231	1.43%	0
2006	12.707339	15.372292	20.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.844793	8.935019	-17.61%	243
2010	10.396031	10.844793	4.32%	243
2009	8.146461	10.396031	27.61%	243
2008	15.437631	8.146461	-47.23%	243
2007	15.254414	15.437631	1.20%	243
2006	12.644950	15.254414	20.64%	1,243
2005	11.476180	12.644950	10.18%	243
2004*	10.000000	11.476180	14.76%	243
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.128428	8.705529	-4.63%	0
2010	8.029459	9.128428	13.69%	0
2009	6.298763	8.029459	27.48%	0
2008*	10.000000	6.298763	-37.01%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.771301	8.117705	-7.45%	1,529
2010	7.894107	8.771301	11.11%	4,688
2009	6.286901	7.894107	25.56%	8,056
2008*	10.000000	6.286901	-37.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.663566	9.099807	-5.83%	0
2010	7.753436	9.663566	24.64%	0
2009	6.209196	7.753436	24.87%	0
2008*	10.000000	6.209196	-37.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.144778	9.765885	-3.73%	0
2010	8.604649	10.144778	17.90%	0
2009	6.692181	8.604649	28.58%	0
2008*	10.000000	6.692181	-33.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.965012	9.736237	-2.30%	0
2010	8.082450	9.965012	23.29%	0
2009	6.448305	8.082450	25.34%	385
2008	12.238914	6.448305	-47.31%	538
2007	11.342406	12.238914	7.90%	538
2006	11.175233	11.342406	1.50%	252
2005	10.525005	11.175233	6.18%	252
2004	9.437124	10.525005	11.53%	252
2003	7.142888	9.437124	32.12%	252
2002*	10.000000	7.142888	-28.57%	19
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.299779	14.313818	-6.44%	0
2010	12.262351	15.299779	24.77%	0
2009	9.858399	12.262351	24.38%	0
2008	14.744327	9.858399	-33.14%	0
2007	16.070450	14.744327	-8.25%	0
2006	13.902063	16.070450	15.60%	0
2005	13.685461	13.902063	1.58%	0
2004	11.838819	13.685461	15.60%	0
2003	7.658517	11.838819	54.58%	0
2002*	10.000000	7.658517	-23.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.930122	12.979865	-6.82%	235
2010	11.176104	13.930122	24.64%	235
2009	9.010434	11.176104	24.04%	601
2008	13.505560	9.010434	-33.28%	761
2007	14.773380	13.505560	-8.58%	800
2006	12.801501	14.773380	15.40%	534
2005	12.637809	12.801501	1.30%	633
2004	10.960774	12.637809	15.30%	1,326
2003	7.109016	10.960774	54.18%	1,247
2002*	10.000000	7.109016	-28.91%	19

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.442343	15.303593	-6.93%	0
2010	13.313210	16.442343	23.50%	0
2009	10.028870	13.313210	32.75%	0
2008	16.464219	10.028870	-39.09%	0
2007	16.359017	16.464219	0.64%	0
2006	14.815504	16.359017	10.42%	0
2005	13.384267	14.815504	10.69%	0
2004	11.410563	13.384267	17.30%	0
2003	8.210735	11.410563	38.97%	0
2002*	10.000000	8.210735	-17.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.514752	15.331257	-7.17%	1,351
2010	13.408247	16.514752	23.17%	1,466
2009	10.120927	13.408247	32.48%	1,595
2008	16.659960	10.120927	-39.25%	1,630
2007	16.592091	16.659960	0.41%	2,049
2006	15.065091	16.592091	10.14%	3,117
2005	13.647527	15.065091	10.39%	3,534
2004	11.658367	13.647527	17.06%	3,633
2003	8.413012	11.658367	38.58%	3,807
2002*	10.000000	8.413012	-15.87%	485
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.003057	8.906327	-1.07%	0
2010	8.068513	9.003057	11.58%	196
2009	6.520750	8.068513	23.74%	196
2008	11.332444	6.520750	-42.46%	0
2007	10.658747	11.332444	6.32%	0
2006*	10.000000	10.658747	6.59%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.179933	9.602457	4.60%	40
2010	7.175168	9.179933	27.94%	85
2009	5.578528	7.175168	28.62%	112
2008*	10.000000	5.578528	-44.21%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.491270	10.473767	-0.17%	0
2010	10.394113	10.491270	0.93%	0
2009	9.846962	10.394113	5.56%	0
2008*	10.000000	9.846962	-1.53%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.528212	11.675592	-13.69%	0
2010	12.908002	13.528212	4.80%	0
2009*	10.000000	12.908002	29.08%	0

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.203521	12.611608	-4.48%	167
2010	10.905237	13.203521	21.08%	0
2009	8.419686	10.905237	29.52%	1,443
2008	14.108638	8.419686	-40.32%	2,409
2007	13.304427	14.108638	6.04%	2,250
2006	11.872740	13.304427	12.06%	1,443
2005	11.273853	11.872740	5.31%	4,316
2004*	10.000000	11.273853	12.74%	853
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.666466	13.259002	-9.60%	0
2010	12.832207	14.666466	14.29%	0
2009	9.320897	12.832207	37.67%	0
2008	15.814983	9.320897	-41.06%	0
2007	15.092446	15.814983	4.79%	0
2006	13.012198	15.092446	15.99%	0
2005	11.547436	13.012198	12.68%	0
2004*	10.000000	11.547436	15.47%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.425184	13.009039	-9.82%	172
2010	12.654551	14.425184	13.99%	142
2009	9.212742	12.654551	37.36%	126
2008	15.671476	9.212742	-41.21%	301
2007	14.994840	15.671476	4.51%	323
2006	12.959922	14.994840	15.70%	323
2005	11.530336	12.959922	12.40%	146
2004*	10.000000	11.530336	15.30%	146
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.608150	15.010822	-9.62%	0
2010	14.532251	16.608150	14.28%	0
2009	10.550099	14.532251	37.75%	0
2008	17.898879	10.550099	-41.06%	0
2007	17.084103	17.898879	4.77%	0
2006	14.728912	17.084103	15.99%	0
2005	13.074313	14.728912	12.66%	0
2004	11.133135	13.074313	17.44%	0
2003	7.898671	11.133135	40.95%	0
2002*	10.000000	7.898671	-21.01%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.250989	14.650098	-9.85%	486
2010	14.251927	16.250989	14.03%	519
2009	10.377572	14.251927	37.33%	519
2008	17.648212	10.377572	-41.20%	707
2007	16.882635	17.648212	4.53%	820
2006	14.595943	16.882635	15.67%	821
2005	12.984436	14.595943	12.41%	1,061
2004	11.083113	12.984436	17.16%	1,096
2003	7.872001	11.083113	40.79%	809
2002*	10.000000	7.872001	-21.28%	376

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.569768	16.436114	-0.81%	3,654
2010	14.649408	16.569768	13.11%	8,814
2009	12.553954	14.649408	16.69%	9,134
2008	14.896475	12.553954	-15.73%	12,831
2007	13.798750	14.896475	7.96%	17,209
2006	13.056746	13.798750	5.68%	20,481
2005	12.927843	13.056746	1.00%	22,928
2004	12.097725	12.927843	6.86%	24,470
2003	10.477782	12.097725	15.46%	4,146
2002*	10.000000	10.477782	4.78%	430
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.809693	2.716994	-3.30%	0
2010	2.485965	2.809693	13.02%	0
2009	1.990129	2.485965	24.91%	0
2008	9.567120	1.990129	-79.20%	0
2007*	10.000000	9.567120	-4.33%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.963057	3.814436	-3.75%	0
2010	3.502510	3.963057	13.15%	0
2009	2.836040	3.502510	23.50%	0
2008	13.493574	2.836040	-78.98%	0
2007	13.707128	13.493574	-1.56%	0
2006	12.710509	13.707128	7.84%	0
2005	12.605376	12.710509	0.83%	0
2004	11.738299	12.605376	7.39%	0
2003	9.608824	11.738299	22.16%	0
2002*	10.000000	9.608824	-3.91%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.498661	11.296631	-1.76%	8,228
2010	10.073530	11.498661	14.15%	12,278
2009	7.986111	10.073530	26.14%	8,601
2008	13.203937	7.986111	-39.52%	9,662
2007	12.865175	13.203937	2.63%	14,111
2006	11.375146	12.865175	13.10%	23,910
2005	10.915408	11.375146	4.21%	26,066
2004	10.147924	10.915408	7.56%	34,078
2003	8.144037	10.147924	24.61%	17,807
2002*	10.000000	8.144037	-18.56%	2,490
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.813692	16.203775	-3.63%	0
2010	13.824970	16.813692	21.62%	0
2009	10.225119	13.824970	35.21%	0
2008	16.689322	10.225119	-38.73%	0
2007	17.143649	16.689322	-2.65%	0
2006	15.126551	17.143649	13.33%	0
2005	13.963165	15.126551	8.33%	0
2004	11.864448	13.963165	17.69%	0
2003	8.339282	11.864448	42.27%	0
2002*	10.000000	8.339282	-16.61%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.689944	9.322159	-3.80%	0
2010	7.990181	9.689944	21.27%	0
2009	5.923133	7.990181	34.90%	0
2008	9.694852	5.923133	-38.90%	0
2007	9.977176	9.694852	-2.83%	0
2006*	10.000000	9.977176	-0.23%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.705408	12.507049	6.85%	0
2010	10.859825	11.705408	7.79%	0
2009*	10.000000	10.859825	8.60%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.339656	11.288307	-0.45%	120
2010	10.939212	11.339656	3.66%	0
2009*	10.000000	10.939212	9.39%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.875530	12.100246	-6.02%	0
2010	11.422541	12.875530	12.72%	0
2009	8.928755	11.422541	27.93%	267
2008	14.779624	8.928755	-39.59%	267
2007	15.962242	14.779624	-7.41%	296
2006	13.973162	15.962242	14.24%	392
2005	13.473727	13.973162	3.71%	344
2004	12.304689	13.473727	9.50%	378
2003*	10.000000	12.304689	23.05%	362
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.860293	10.527809	-18.14%	0
2010	11.860271	12.860293	8.43%	0
2009	9.656126	11.860271	22.83%	0
2008	17.482040	9.656126	-44.77%	0
2007	16.370924	17.482040	6.79%	0
2006	13.005920	16.370924	25.87%	0
2005	11.762037	13.005920	10.58%	0
2004	10.271545	11.762037	14.51%	0
2003	8.109199	10.271545	26.67%	0
2002*	10.000000	8.109199	-18.91%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.319484	13.445230	-6.11%	0
2010	11.533242	14.319484	24.16%	0
2009	8.897391	11.533242	29.62%	0
2008	14.889131	8.897391	-40.24%	0
2007	17.311379	14.889131	-13.99%	0
2006	14.975405	17.311379	15.60%	0
2005	14.196804	14.975405	5.48%	0
2004	11.413576	14.196804	24.39%	0
2003	7.739098	11.413576	47.48%	0
2002*	10.000000	7.739098	-22.61%	0

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.029798	11.358796	-19.04%	0
2010	11.785010	14.029798	19.05%	309
2009	7.296301	11.785010	61.52%	331
2008	11.758077	7.296301	-37.95%	361
2007	11.307792	11.758077	3.98%	5,836
2006	10.882206	11.307792	3.91%	6,330
2005	10.447126	10.882206	4.16%	6,685
2004	10.092875	10.447126	3.51%	8,203
2003	8.198964	10.092875	23.10%	7,169
2002*	10.000000	8.198964	-18.01%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.267019	11.704079	3.88%	0
2010	10.698980	11.267019	5.31%	0
2009	9.925335	10.698980	7.79%	665
2008	11.247361	9.925335	-11.75%	1,576
2007	10.847690	11.247361	3.68%	2,524
2006	10.628384	10.847690	2.06%	2,553
2005	10.376142	10.628384	2.43%	2,611
2004	10.116754	10.376142	2.56%	2,611
2003*	10.000000	10.116754	1.17%	884
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.333716	15.357395	-5.98%	0
2010	13.073677	16.333716	24.94%	0
2009*	10.000000	13.073677	30.74%	0
Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.353146	11.503976	-6.87%	0
2010	11.338347	12.353146	8.95%	0
2009	9.158567	11.338347	23.80%	0
2008	13.103301	9.158567	-31.38%	0
2007	12.439970	13.103301	5.33%	0
2006	11.431357	12.439970	8.82%	0
2005	11.153368	11.431357	2.49%	0
2004	10.683079	11.153368	4.40%	0
2003	9.242378	10.683079	15.59%	0
2002*	10.000000	9.242378	-7.58%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.798537	11.282588	4.48%	257
2010	9.718959	10.798537	11.11%	248
2009	8.198623	9.718959	18.54%	170
2008	14.035275	8.198623	-41.59%	228
2007	13.589690	14.035275	3.28%	170
2006	11.793104	13.589690	15.23%	148
2005	11.446111	11.793104	3.03%	123
2004	10.447936	11.446111	9.55%	173
2003	8.024334	10.447936	30.20%	1,668
2002*	10.000000	8.024334	-19.76%	1,522
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.273747	12.914015	-20.65%	0
2010	15.840344	16.273747	2.74%	0
2009	11.969181	15.840344	32.34%	0
2008	26.011571	11.969181	-53.99%	0
2007	25.013530	26.011571	3.99%	1,873
2006	18.793293	25.013530	33.10%	1,873
2005	16.373644	18.793293	14.78%	1,873
2004	13.309995	16.373644	23.02%	1,873
2003	9.386951	13.309995	41.79%	2,080
2002*	10.000000	9.386951	-6.13%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.304200	9.768991	-5.19%	188
2010	9.524611	10.304200	8.18%	178
2009	7.052691	9.524611	35.05%	411
2008	11.898288	7.052691	-40.73%	411
2007	10.632882	11.898288	11.90%	411
2006	10.864032	10.632882	-2.13%	402
2005	9.603519	10.864032	13.13%	394
2004	8.998798	9.603519	6.72%	374
2003	7.405338	8.998798	21.52%	358
2002*	10.000000	7.405338	-25.95%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.257497	17.333634	-9.99%	708
2010	15.444037	19.257497	24.69%	2,730
2009	10.990801	15.444037	40.52%	2,663
2008	17.366588	10.990801	-36.71%	2,661
2007	17.367221	17.366588	0.00%	2,593
2006	15.438435	17.367221	12.49%	2,576
2005	14.698176	15.438435	5.04%	2,179
2004	12.531631	14.698176	17.29%	2,097
2003	9.029798	12.531631	38.78%	2,065
2002*	10.000000	9.029798	-9.70%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.034055	12.371587	-5.08%	0
2010	12.055694	13.034055	8.12%	0
2009*	10.000000	12.055694	20.56%	0

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.133767	15.981683	-0.94%	0
2010	13.017274	16.133767	23.94%	1,147
2009	10.570174	13.017274	23.15%	1,279
2008	15.533380	10.570174	-31.95%	1,276
2007	15.875220	15.533380	-2.15%	1,234
2006	14.086326	15.875220	12.70%	1,159
2005	13.335596	14.086326	5.63%	1,186
2004	11.107706	13.335596	20.06%	1,199
2003	8.184538	11.107706	35.72%	267
2002*	10.000000	8.184538	-18.15%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.563207	11.492762	-0.61%	0
2010	10.224351	11.563207	13.09%	0
2009	7.760454	10.224351	31.75%	0
2008	12.014955	7.760454	-35.41%	0
2007	11.317771	12.014955	6.16%	0
2006	10.521596	11.317771	7.57%	0
2005	10.308647	10.521596	2.07%	0
2004	9.853644	10.308647	4.62%	0
2003	7.939123	9.853644	24.12%	0
2002*	10.000000	7.939123	-20.61%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.345481	12.389009	0.35%	2,291
2010	10.913922	12.345481	13.12%	2,291
2009	8.770479	10.913922	24.44%	2,291
2008	14.165634	8.770479	-38.09%	2,533
2007	13.664424	14.165634	3.67%	2,533
2006	12.010515	13.664424	13.77%	2,533
2005	11.646482	12.010515	3.13%	2,533
2004	10.686677	11.646482	8.98%	2,533
2003	8.451966	10.686677	26.44%	293
2002*	10.000000	8.451966	-15.48%	293
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.747726	13.761372	0.10%	0
2010	12.185553	13.747726	12.82%	0
2009	9.814854	12.185553	24.15%	2,062
2008	15.897665	9.814854	-38.26%	2,062
2007	15.373721	15.897665	3.41%	2,732
2006	13.547185	15.373721	13.48%	2,755
2005	13.169022	13.547185	2.87%	2,780
2004	12.115320	13.169022	8.70%	2,980
2003*	10.000000	12.115320	21.15%	2,690

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.117667	10.347949	-6.92%	0
2010	9.987686	11.117667	11.31%	0
2009	8.952206	9.987686	11.57%	0
2008	12.922437	8.952206	-30.72%	1
2007	11.966540	12.922437	7.99%	10
2006	10.492356	11.966540	14.05%	10
2005	10.474120	10.492356	0.17%	10
2004	9.927767	10.474120	5.50%	6
2003	8.136153	9.927767	22.02%	0
2002*	10.000000	8.136153	-18.64%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.724969	18.319189	3.35%	2,782
2010	15.732062	17.724969	12.67%	1,298
2009	10.474723	15.732062	50.19%	1,324
2008	14.389234	10.474723	-27.20%	1,353
2007	14.158543	14.389234	1.63%	2,217
2006	12.999797	14.158543	8.91%	3,637
2005	12.904113	12.999797	0.74%	3,322
2004	11.892297	12.904113	8.51%	3,464
2003	9.912971	11.892297	19.97%	2,981
2002*	10.000000	9.912971	-0.87%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.683731	13.785332	0.74%	2,963
2010	12.803232	13.683731	6.88%	4,305
2009	10.792670	12.803232	18.63%	4,016
2008	11.818336	10.792670	-8.68%	4,018
2007	11.386280	11.818336	3.79%	5,466
2006	11.098159	11.386280	2.60%	5,177
2005	11.122397	11.098159	-0.22%	4,697
2004	10.897296	11.122397	2.07%	3,836
2003	10.572101	10.897296	3.08%	268
2002*	10.000000	10.572101	5.72%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.545933	13.608868	0.46%	5,327
2010	12.700328	13.545933	6.66%	5,093
2009	10.730806	12.700328	18.35%	5,424
2008	11.784270	10.730806	-8.94%	5,493
2007	11.379766	11.784270	3.55%	3,287
2006	11.116837	11.379766	2.37%	3,286
2005	11.175360	11.116837	-0.52%	1,975
2004	10.980997	11.175360	1.77%	2,119
2003	10.674330	10.980997	2.87%	2,119
2002*	10.000000	10.674330	6.74%	0

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.541477	12.021656	-4.14%	0
2010	11.154917	12.541477	12.43%	0
2009	8.782928	11.154917	27.01%	0
2008	12.527214	8.782928	-29.89%	0
2007	11.025659	12.527214	13.62%	468
2006	10.437888	11.025659	5.63%	468
2005	10.195898	10.437888	2.37%	468
2004	9.824655	10.195898	3.78%	468
2003	8.459417	9.824655	16.14%	468
2002	9.422426	8.459417	-10.22%	468
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.681111	11.182253	-4.27%	1,848
2010	10.405895	11.681111	12.25%	2,481
2009	8.204605	10.405895	26.83%	2,517
2008	11.716504	8.204605	-29.97%	5,683
2007	10.328573	11.716504	13.44%	5,766
2006	9.787032	10.328573	5.53%	5,803
2005	9.573697	9.787032	2.23%	5,829
2004	9.241006	9.573697	3.60%	5,856
2003	7.973317	9.241006	15.90%	5,856
2002	8.898196	7.973317	-10.39%	5,856
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.632162	9.816907	-7.67%	0
2010	9.291017	10.632162	14.43%	0
2009	7.103363	9.291017	30.80%	0
2008	11.246821	7.103363	-36.84%	0
2007	9.605931	11.246821	17.08%	457
2006	9.126726	9.605931	5.25%	457
2005	8.926886	9.126726	2.24%	457
2004	8.561676	8.926886	4.27%	457
2003	7.058144	8.561676	21.30%	457
2002	8.484162	7.058144	-16.81%	457
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.735013	8.969793	-7.86%	0
2010	8.518207	9.735013	14.28%	1,394
2009	6.531153	8.518207	30.42%	1,472
2008	10.351169	6.531153	-36.90%	2,631
2007	8.861262	10.351169	16.81%	2,814
2006	8.429044	8.861262	5.13%	5,561
2005	8.262477	8.429044	2.02%	5,711
2004	7.941164	8.262477	4.05%	5,772
2003	6.553060	7.941164	21.18%	5,772
2002	7.903822	6.553060	-17.09%	5,772

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.126145	11.493279	-5.22%	0
2010	10.433793	12.126145	16.22%	0
2009	7.656022	10.433793	36.28%	0
2008	11.780964	7.656022	-35.01%	0
2007	10.983914	11.780964	7.26%	506
2006	9.988146	10.983914	9.97%	2,529
2005	9.601236	9.988146	4.03%	2,529
2004	9.246093	9.601236	3.84%	2,529
2003	7.986931	9.246093	15.77%	2,529
2002	8.886561	7.986931	-10.12%	2,529
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.458592	11.802572	-5.27%	1,443
2010	10.740987	12.458592	15.99%	3,043
2009	7.883407	10.740987	36.25%	3,113
2008	12.154006	7.883407	-35.14%	5,045
2007	11.350384	12.154006	7.08%	5,207
2006	10.334418	11.350384	9.83%	7,045
2005	9.941902	10.334418	3.95%	7,699
2004	9.599264	9.941902	3.57%	7,941
2003	8.300199	9.599264	15.65%	8,959
2002	9.253257	8.300199	-10.30%	8,959
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.757710	8.394996	-4.14%	0
2010	7.530611	8.757710	16.29%	0
2009	5.625038	7.530611	33.88%	0
2008	9.710320	5.625038	-42.07%	0
2007	9.220429	9.710320	5.31%	0
2006	8.211366	9.220429	12.29%	0
2005	6.890385	8.211366	19.17%	0
2004	6.907260	6.890385	-0.24%	0
2003	5.601932	6.907260	23.30%	0
2002	6.130220	5.601932	-8.62%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.620047	8.255976	-4.22%	2,111
2010	7.417178	8.620047	16.22%	2,196
2009	5.545493	7.417178	33.75%	2,350
2008	9.599069	5.545493	-42.23%	4,200
2007	9.131524	9.599069	5.12%	4,361
2006	8.144985	9.131524	12.11%	4,361
2005	6.851896	8.144985	18.87%	4,361
2004	6.868181	6.851896	-0.24%	4,522
2003	5.582110	6.868181	23.04%	6,152
2002	6.130220	5.582110	-8.94%	6,152

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.788643	10.718410	-0.65%	4,216
2010	9.516911	10.788643	13.36%	5,581
2009	7.430400	9.516911	28.08%	5,437
2008	13.166511	7.430400	-43.57%	5,332
2007	13.181263	13.166511	-0.11%	5,501
2006	11.143747	13.181263	18.28%	5,516
2005	10.697035	11.143747	4.18%	5,602
2004	9.750096	10.697035	9.71%	5,137
2003	7.601325	9.750096	28.27%	855
2002	9.297598	7.601325	-18.24%	855
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.576360	11.477738	-0.85%	4,594
2010	10.226951	11.576360	13.19%	8,434
2009	7.993837	10.226951	27.94%	9,486
2008	14.191578	7.993837	-43.67%	12,347
2007	14.227828	14.191578	-0.25%	20,502
2006	12.043675	14.227828	18.14%	22,681
2005	11.581408	12.043675	3.99%	24,417
2004	10.570332	11.581408	9.57%	25,176
2003	8.252924	10.570332	28.08%	34,944
2002	10.113386	8.252924	-18.40%	25,886
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.384634	9.389709	0.05%	0
2010	8.309121	9.384634	12.94%	0
2009	6.633866	8.309121	25.25%	0
2008	11.567354	6.633866	-42.65%	0
2007	10.486046	11.567354	10.31%	0
2006	9.419699	10.486046	11.32%	799
2005	8.893267	9.419699	5.92%	799
2004	8.537476	8.893267	4.17%	799
2003	7.012508	8.537476	21.75%	799
2002	8.545956	7.012508	-17.94%	799
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.507826	9.492765	-0.16%	25
2010	8.426647	9.507826	12.83%	1,026
2009	6.735369	8.426647	25.11%	1,057
2008	11.769233	6.735369	-42.77%	2,954
2007	10.682679	11.769233	10.17%	3,073
2006	9.609524	10.682679	11.17%	3,184
2005	9.083269	9.609524	5.79%	3,724
2004	8.738893	9.083269	3.94%	3,797
2003	7.186938	8.738893	21.59%	3,951
2002	8.774593	7.186938	-18.09%	4,270

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.782630	8.663373	-1.36%	4,359
2010	7.187249	8.782630	22.20%	4,359
2009	5.693962	7.187249	26.23%	4,359
2008	10.955692	5.693962	-48.03%	4,359
2007	8.767518	10.955692	24.96%	4,752
2006	8.339278	8.767518	5.14%	6,484
2005	8.011392	8.339278	4.09%	6,484
2004	7.876343	8.011392	1.71%	6,484
2003	6.022037	7.876343	30.79%	6,484
2002	8.759055	6.022037	-31.25%	6,484
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.758255	6.654934	-1.53%	681
2010	5.539308	6.758255	22.01%	3,009
2009	4.394683	5.539308	26.05%	3,821
2008	8.467667	4.394683	-48.10%	4,704
2007	6.787700	8.467667	24.75%	5,240
2006	6.465824	6.787700	4.98%	5,497
2005	6.221656	6.465824	3.92%	8,182
2004	6.125152	6.221656	1.58%	8,726
2003	4.691634	6.125152	30.55%	25,595
2002	6.833466	4.691634	-31.34%	25,582
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.356007	9.281780	-10.37%	0
2011	10.356007	9.281780	-10.37%	0
2010	8.431850	10.356007	22.82%	0
2009	6.126339	8.431850	37.63%	0
2008	12.165838	6.126339	-49.64%	0
2007	10.511313	12.165838	15.74%	0
2006	9.841976	10.511313	6.80%	0
2005	9.253141	9.841976	6.36%	0
2004	8.522431	9.253141	8.57%	0
2003	6.631056	8.522431	28.52%	0
2002	9.139003	6.631056	-27.44%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.126499	9.055629	-10.57%	214
2010	8.245440	10.126499	22.81%	214
2009	6.008136	8.245440	37.24%	853
2008	11.937858	6.008136	-49.67%	868
2007	10.331429	11.937858	15.55%	900
2006	9.685309	10.331429	6.67%	864
2005	9.125949	9.685309	6.13%	825
2004	8.425581	9.125949	8.31%	768
2003	6.565506	8.425581	28.33%	1,095
2002	9.083545	6.565506	-27.72%	372

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.553615	11.827511	2.37%	3,398
2010	10.308202	11.553615	12.08%	3,398
2009	7.278808	10.308202	41.62%	3,398
2008	9.861316	7.278808	-26.19%	3,398
2007	9.753209	9.861316	1.11%	3,398
2006	8.905837	9.753209	9.51%	3,398
2005	8.818583	8.905837	0.99%	3,398
2004	8.178528	8.818583	7.83%	3,398
2003	6.539302	8.178528	25.07%	3,398
2002	6.407058	6.539302	2.06%	3,398
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.361354	12.628822	2.16%	2,378
2010	11.040068	12.361354	11.97%	2,724
2009	7.812499	11.040068	41.31%	2,914
2008	10.595312	7.812499	-26.26%	5,004
2007	10.490851	10.595312	1.00%	5,907
2006	9.592600	10.490851	9.36%	24,223
2005	9.518182	9.592600	0.78%	25,544
2004	8.834151	9.518182	7.74%	25,892
2003	7.075580	8.834151	24.85%	26,773
2002	6.953925	7.075580	1.75%	8,777
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.436419	11.675516	2.09%	12
2010	10.203352	11.436419	12.08%	10
2009	7.218689	10.203352	41.35%	8
2008	9.795471	7.218689	-26.31%	5
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.478372	11.758335	2.44%	0
2010	10.252397	11.478372	11.96%	0
2009	7.231511	10.252397	41.77%	0
2008	9.786127	7.231511	-26.10%	0
2007*	10.000000	9.786127	-2.14%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.561097	13.630456	0.51%	3,518
2010	11.969287	13.561097	13.30%	3,518
2009	9.597906	11.969287	24.71%	3,518
2008	15.466742	9.597906	-37.94%	4,379
2007	14.893454	15.466742	3.85%	4,696
2006	13.064662	14.893454	14.00%	7,407
2005	12.652688	13.064662	3.26%	8,153
2004	11.612663	12.652688	8.96%	8,153
2003	9.181101	11.612663	26.48%	8,153
2002	11.988361	9.181101	-23.42%	8,387

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.638478	18.648844	5.73%	181
2010	16.610606	17.638478	6.19%	181
2009	14.572286	16.610606	13.99%	181
2008	15.291092	14.572286	-4.70%	181
2007	14.878408	15.291092	2.77%	181
2006	14.474832	14.878408	2.79%	181
2005	14.379491	14.474832	0.66%	181
2004	13.975777	14.379491	2.89%	181
2003	13.486744	13.975777	3.63%	17,239
2002	12.408647	13.486744	8.69%	17,858
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	38.397112	33.768772	-12.05%	368
2010	30.287787	38.397112	26.77%	368
2009	21.961151	30.287787	37.92%	368
2008	36.858347	21.961151	-40.42%	368
2007	32.404250	36.858347	13.75%	723
2006	29.217764	32.404250	10.91%	1,228
2005	25.093259	29.217764	16.44%	1,228
2004	20.417349	25.093259	22.90%	1,228
2003	14.963357	20.417349	36.45%	1,228
2002	16.859788	14.963357	-11.25%	1,228
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.783145	20.884553	-12.19%	6,196
2010	18.779448	23.783145	26.64%	8,672
2009	13.642293	18.779448	37.66%	6,261
2008	22.933659	13.642293	-40.51%	7,192
2007	20.188251	22.933659	13.60%	11,074
2006	18.233353	20.188251	10.72%	12,271
2005	15.684421	18.233353	16.25%	11,043
2004	12.773640	15.684421	22.79%	11,028
2003	9.379988	12.773640	36.18%	19,146
2002	10.583952	9.379988	-11.38%	14,140
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.487593	12.314213	-1.39%	0
2010	12.647026	12.487593	-1.26%	0
2009	12.747722	12.647026	-0.79%	0
2008	12.561438	12.747722	1.48%	3,618
2007	12.125642	12.561438	3.59%	3,618
2006	11.735816	12.125642	3.32%	0
2005	11.562155	11.735816	1.50%	0
2004	11.598279	11.562155	-0.31%	0
2003	11.658464	11.598279	-0.52%	0
2002	11.638891	11.658464	0.17%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.035000	9.812367	-18.47%	0
2010	10.813220	12.035000	11.30%	0
2009	8.682432	10.813220	24.54%	0
2008	15.703098	8.682432	-44.71%	0
2007	13.602895	15.703098	15.44%	387
2006	11.708190	13.602895	16.18%	387
2005	9.990555	11.708190	17.19%	387
2004	8.937223	9.990555	11.79%	387
2003	6.335800	8.937223	41.06%	387
2002	8.075156	6.335800	-21.54%	387
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.556932	7.781426	-18.58%	1,833
2010	8.599153	9.556932	11.14%	2,142
2009	6.916561	8.599153	24.33%	2,239
2008	12.530472	6.916561	-44.80%	3,367
2007	10.868848	12.530472	15.29%	3,468
2006	9.368812	10.868848	16.01%	4,853
2005	8.007110	9.368812	17.01%	5,835
2004	7.173906	8.007110	11.61%	5,984
2003	5.091720	7.173906	40.89%	6,992
2002	6.498755	5.091720	-21.65%	6,992
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.156833	10.706096	-18.63%	1,391
2010	11.838648	13.156833	11.13%	1,427
2009	9.523725	11.838648	24.31%	1,456
2008	17.249366	9.523725	-44.79%	1,482
2007	14.961066	17.249366	15.30%	1,550
2006	12.891829	14.961066	16.05%	1,581
2005	11.021859	12.891829	16.97%	289
2004*	10.000000	11.021859	10.22%	289
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.301744	10.835428	-18.54%	0
2010	11.949531	13.301744	11.32%	0
2009	9.590861	11.949531	24.59%	0
2008	17.350087	9.590861	-44.72%	0
2007	15.027230	17.350087	15.46%	0
2006	12.933825	15.027230	16.19%	0
2005	11.040742	12.933825	17.15%	0
2004*	10.000000	11.040742	10.41%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.391671	10.935017	-4.01%	0
2010	9.823134	11.391671	15.97%	0
2009	7.006060	9.823134	40.21%	0
2008	13.302877	7.006060	-47.33%	0
2007	13.242615	13.302877	0.46%	0
2006	11.735459	13.242615	12.84%	0
2005	11.230529	11.735459	4.50%	0
2004	10.264965	11.230529	9.41%	0
2003	7.772584	10.264965	32.07%	0
2002	9.368260	7.772584	-17.03%	0

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.224740	10.760559	-4.14%	0
2010	9.697025	11.224740	15.75%	0
2009	6.927767	9.697025	39.97%	0
2008	13.171890	6.927767	-47.40%	0
2007	13.129293	13.171890	0.32%	0
2006	11.650084	13.129293	12.70%	0
2005	11.174727	11.650084	4.25%	0
2004	10.227233	11.174727	9.26%	0
2003	7.763028	10.227233	31.74%	0
2002	9.368275	7.763028	-17.13%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.416952	13.842390	-10.21%	0
2010	12.377189	15.416952	24.56%	0
2009	7.983436	12.377189	55.04%	0
2008	16.601025	7.983436	-51.91%	0
2007	15.961423	16.601025	4.01%	0
2006	13.945076	15.961423	14.46%	0
2005	13.804179	13.945076	1.02%	0
2004	12.294648	13.804179	12.28%	0
2003	7.910246	12.294648	55.43%	0
2002*	10.000000	7.910246	-20.90%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.390031	12.893522	-10.40%	237
2010	11.563427	14.390031	24.44%	248
2009	7.470149	11.563427	54.80%	677
2008	15.568771	7.470149	-52.02%	626
2007	14.991446	15.568771	3.85%	627
2006	13.118986	14.991446	14.27%	630
2005	13.002652	13.118986	0.89%	628
2004	11.595844	13.002652	12.13%	474
2003	7.480890	11.595844	55.01%	9,257
2002*	10.000000	7.480890	-25.19%	9,183
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.549096	14.186199	4.70%	1,906
2010	11.373630	13.549096	19.13%	1,906
2009	9.812638	11.373630	15.91%	1,906
2008	13.636298	9.812638	-28.04%	2,137
2007	14.187614	13.636298	-3.89%	2,137
2006	12.265392	14.187614	15.67%	2,137
2005	12.009389	12.265392	2.13%	2,137
2004	10.959319	12.009389	9.58%	2,137
2003	8.909432	10.959319	23.01%	0
2002*	10.000000	8.909432	-10.91%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.181002	8.904117	-3.02%	0
2010	8.453884	9.181002	8.60%	0
2009	6.589253	8.453884	28.30%	0
2008*	10.000000	6.589253	-34.11%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.023484	13.252792	-11.79%	0
2010	14.034571	15.023484	7.05%	0
2009	10.374339	14.034571	35.28%	0
2008	17.623296	10.374339	-41.13%	0
2007	15.453248	17.623296	14.04%	0
2006	12.890883	15.453248	19.88%	0
2005	11.845637	12.890883	8.82%	0
2004	10.116664	11.845637	17.09%	0
2003	7.748336	10.116664	30.57%	0
2002*	10.000000	7.748336	-22.52%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.797642	10.629277	-1.56%	0
2010	10.005867	10.797642	7.91%	0
2009	7.917699	10.005867	26.37%	0
2008	11.506818	7.917699	-31.19%	0
2007	10.805917	11.506818	6.49%	0
2006*	10.000000	10.805917	8.06%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.672905	10.482275	-1.79%	0
2010	9.918034	10.672905	7.61%	0
2009	7.867531	9.918034	26.06%	336
2008	11.463355	7.867531	-31.37%	336
2007	10.788857	11.463355	6.25%	336
2006*	10.000000	10.788857	7.89%	336
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.631362	17.069167	-8.38%	0
2010	16.797078	18.631362	10.92%	0
2009	12.639967	16.797078	32.89%	0
2008	21.584507	12.639967	-41.44%	0
2007	19.148523	21.584507	12.72%	0
2006	15.201052	19.148523	25.97%	0
2005	13.110868	15.201052	15.94%	0
2004	10.759881	13.110868	21.85%	0
2003	8.494385	10.759881	26.67%	0
2002*	10.000000	8.494385	-15.06%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.332823	14.139978	-7.78%	0
2010	13.641047	15.332823	12.40%	0
2009	10.635530	13.641047	28.26%	0
2008	15.105818	10.635530	-29.59%	0
2007	14.000196	15.105818	7.90%	0
2006	12.776456	14.000196	9.58%	0
2005	12.052522	12.776456	6.01%	0
2004	10.750522	12.052522	12.11%	0
2003	8.572575	10.750522	25.41%	0
2002*	10.000000	8.572575	-14.27%	0

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.880014	10.032279	-7.79%	476
2010	9.238099	10.880014	17.77%	476
2009	5.662035	9.238099	63.16%	7,020
2008	11.296853	5.662035	-49.88%	7,739
2007	9.833208	11.296853	14.88%	13,962
2006	9.727235	9.833208	1.09%	14,111
2005	9.174198	9.727235	6.03%	14,402
2004	8.722747	9.174198	5.18%	34,163
2003	6.970863	8.722747	25.13%	34,163
2002*	10.000000	6.970863	-30.29%	476
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.293673	11.854355	-3.57%	542
2010	10.787566	12.293673	13.96%	5,093
2009	8.528980	10.787566	26.48%	11,149
2008	13.487993	8.528980	-36.77%	11,785
2007	14.020976	13.487993	-3.80%	18,055
2006	12.265857	14.020976	14.31%	33,601
2005	11.960554	12.265857	2.55%	34,027
2004	10.340549	11.960554	15.67%	34,783
2003	8.027815	10.340549	28.81%	34,546
2002*	10.000000	8.027815	-19.72%	293
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.680130	11.590239	-8.60%	0
2010	11.845474	12.680130	7.05%	0
2009*	10.000000	11.845474	18.45%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.801502	10.679183	-1.13%	0
2010	9.777740	10.801502	10.47%	0
2009	7.136551	9.777740	37.01%	0
2008	11.497009	7.136551	-37.93%	0
2007	10.513907	11.497009	9.35%	0
2006	9.947011	10.513907	5.70%	0
2005	9.688547	9.947011	2.67%	0
2004	9.025172	9.688547	7.35%	0
2003	7.473222	9.025172	20.77%	213
2002*	10.000000	7.473222	-25.27%	157
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.926446	8.250751	-7.57%	193
2010	7.013902	8.926446	27.27%	193
2009	5.041196	7.013902	39.13%	539
2008	10.573371	5.041196	-52.32%	539
2007	9.803044	10.573371	7.86%	1,003
2006	9.728490	9.803044	0.77%	999
2005	9.601855	9.728490	1.32%	997
2004	8.522604	9.601855	12.66%	1,014
2003	6.333632	8.522604	34.56%	737
2002*	10.000000	6.333632	-36.66%	0

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.695233	12.956155	-11.83%	330
2010	10.974545	14.695233	33.90%	330
2009	6.838649	10.974545	60.48%	330
2008	11.479759	6.838649	-40.43%	330
2007	11.398979	11.479759	0.71%	330
2006	10.247130	11.398979	11.24%	321
2005	9.904406	10.247130	3.46%	312
2004	9.467384	9.904406	4.62%	292
2003	7.203289	9.467384	32.43%	278
2002*	10.000000	7.203289	-27.97%	240
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.702045	13.433967	-1.96%	825
2010	12.507675	13.702045	9.55%	816
2009	10.369969	12.507675	20.61%	1,093
2008	15.653457	10.369969	-33.75%	1,104
2007	14.771425	15.653457	5.97%	1,082
2006	12.443981	14.771425	18.70%	1,070
2005	11.865597	12.443981	4.87%	591
2004	10.490941	11.865597	13.10%	876
2003	8.540533	10.490941	22.84%	1,037
2002*	10.000000	8.540533	-14.59%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.735263	10.386610	-3.25%	0
2010*	10.000000	10.735263	7.35%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.849007	13.708059	-1.02%	0
2010	12.425615	13.849007	11.46%	0
2009*	10.000000	12.425615	24.26%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.137186	10.078216	-0.58%	735
2010	9.187384	10.137186	10.34%	1,870
2009	7.557697	9.187384	21.56%	1,870
2008	10.926297	7.557697	-30.83%	0
2007	10.451726	10.926297	4.54%	0
2006*	10.000000	10.451726	4.52%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.835256	11.284076	4.14%	4,623
2010	10.378523	10.835256	4.40%	5,654
2009	9.395078	10.378523	10.47%	5,654
2008	10.582931	9.395078	-11.22%	0
2007	10.433824	10.582931	1.43%	0
2006*	10.000000	10.433824	4.34%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.174715	9.982671	-10.67%	0
2010	10.192912	11.174715	9.63%	0
2009	7.307804	10.192912	39.48%	0
2008	12.090799	7.307804	-39.56%	0
2007	10.734006	12.090799	12.64%	0
2006*	10.000000	10.734006	7.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.889514	9.284769	-6.12%	0
2010	8.494561	9.889514	16.42%	0
2009	6.213995	8.494561	36.70%	0
2008	11.308815	6.213995	-45.05%	0
2007	10.261053	11.308815	10.21%	0
2006*	10.000000	10.261053	2.61%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.406630	8.095662	-3.70%	0
2010	7.690526	8.406630	9.31%	0
2009	5.974146	7.690526	28.73%	0
2008	9.792857	5.974146	-38.99%	0
2007*	10.000000	9.792857	-2.07%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.122323	13.418047	2.25%	0
2010	11.772757	13.122323	11.46%	0
2009	8.181762	11.772757	43.89%	0
2008	11.552447	8.181762	-29.18%	0
2007	11.369143	11.552447	1.61%	0
2006	10.435727	11.369143	8.94%	0
2005*	10.000000	10.435727	4.36%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.737524	7.603512	-12.98%	0
2010	7.687700	8.737524	13.66%	0
2009	5.102388	7.687700	50.67%	0
2008*	10.000000	5.102388	-48.98%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.646129	9.199592	-4.63%	0
2010	7.924306	9.646129	21.73%	0
2009	6.116244	7.924306	29.56%	0
2008*	10.000000	6.116244	-38.84%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.622260	9.168679	-4.71%	0
2010	7.905921	9.622260	21.71%	0
2009	6.114345	7.905921	29.30%	0
2008*	10.000000	6.114345	-38.86%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.148112	8.436374	-7.78%	0
2010	8.079041	9.148112	13.23%	0
2009	6.348539	8.079041	27.26%	0
2008*	10.000000	6.348539	-36.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.151038	9.864594	-2.82%	0
2010	9.334244	10.151038	8.75%	0
2009	7.908776	9.334244	18.02%	0
2008*	10.000000	7.908776	-20.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.731444	9.255266	-4.89%	0
2010	8.790510	9.731444	10.70%	0
2009	7.187575	8.790510	22.30%	0
2008*	10.000000	7.187575	-28.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.607527	10.596201	-0.11%	0
2010	10.083319	10.607527	5.20%	0
2009	9.057536	10.083319	11.33%	0
2008*	10.000000	9.057536	-9.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.941983	9.564729	-3.79%	0
2010	9.062813	9.941983	9.70%	0
2009	7.544912	9.062813	20.12%	0
2008*	10.000000	7.544912	-24.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.497527	8.918301	-6.10%	0
2010	8.509389	9.497527	11.61%	0
2009	6.824993	8.509389	24.68%	0
2008*	10.000000	6.824993	-31.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.318164	10.136240	-1.76%	0
2010	9.607347	10.318164	7.40%	0
2009	8.288260	9.607347	15.92%	0
2008*	10.000000	8.288260	-17.12%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.124752	11.681023	5.00%	0
2010	10.549709	11.124752	5.45%	0
2009	9.845494	10.549709	7.15%	0
2008*	10.000000	9.845494	-1.55%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.051586	11.565384	4.65%	2,344
2010	10.507651	11.051586	5.18%	0
2009	9.823684	10.507651	6.96%	0
2008*	10.000000	9.823684	-1.76%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.005371	12.540931	4.46%	2,176
2010	11.273445	12.005371	6.49%	0
2009	9.829489	11.273445	14.69%	0
2008*	10.000000	9.829489	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	29.428799	22.437543	-23.76%	0
2010	25.775127	29.428799	14.18%	0
2009	16.045003	25.775127	60.64%	0
2008	38.720768	16.045003	-58.56%	0
2007	27.076869	38.720768	43.00%	0
2006	20.165027	27.076869	34.28%	0
2005	15.469658	20.165027	30.35%	0
2004	13.040171	15.469658	18.63%	0
2003	8.039642	13.040171	62.20%	0
2002*	10.000000	8.039642	-19.60%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.469397	17.132621	-23.75%	137
2010	19.683842	22.469397	14.15%	137
2009	12.253178	19.683842	60.64%	137
2008	29.523513	12.253178	-58.50%	137
2007	20.608665	29.523513	43.26%	137
2006	15.320839	20.608665	34.51%	137
2005	11.739471	15.320839	30.51%	137
2004*	10.000000	11.739471	17.39%	137
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.387730	14.144224	5.65%	6,695
2010	12.971326	13.387730	3.21%	4,256
2009	12.824075	12.971326	1.15%	6,250
2008	12.086338	12.824075	6.10%	6,268
2007	11.451617	12.086338	5.54%	4,295
2006	11.249638	11.451617	1.80%	4,279
2005	11.059542	11.249638	1.72%	1,674
2004	10.873254	11.059542	1.71%	1,909
2003	10.822371	10.873254	0.47%	1,239
2002*	10.000000	10.822371	8.22%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.738784	6.860618	-11.35%	0
2010	6.952510	7.738784	11.31%	0
2009	5.452556	6.952510	27.51%	0
2008*	10.000000	5.452556	-45.47%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.579715	12.850534	-5.37%	0
2010	12.026967	13.579715	12.91%	0
2009	9.598729	12.026967	25.30%	1,537
2008	15.430117	9.598729	-37.79%	1,154
2007	14.785417	15.430117	4.36%	7,332
2006	12.843465	14.785417	15.12%	7,526
2005	12.080327	12.843465	6.32%	7,526
2004	10.755638	12.080327	12.32%	7,526
2003	8.280478	10.755638	29.89%	7,526
2002*	10.000000	8.280478	-17.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.464635	12.386680	-0.63%	0
2010	11.523426	12.464635	8.17%	0
2009*	10.000000	11.523426	15.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.332645	13.010184	-2.42%	0
2010	12.082047	13.332645	10.35%	0
2009*	10.000000	12.082047	20.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.439566	12.612515	1.39%	631
2010	11.926203	12.439566	4.30%	660
2009	11.099485	11.926203	7.45%	1,856
2008	11.990701	11.099485	-7.43%	3,690
2007	11.552627	11.990701	3.79%	4,997
2006	11.047110	11.552627	4.58%	6,379
2005	10.855882	11.047110	1.76%	8,405
2004	10.531244	10.855882	3.08%	9,753
2003	9.908200	10.531244	6.29%	10,871
2002*	10.000000	9.908200	-0.92%	11,564
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.260518	13.056745	-1.54%	7,874
2010	12.137685	13.260518	9.25%	13,322
2009	10.343284	12.137685	17.35%	13,224
2008	13.672322	10.343284	-24.35%	13,252
2007	13.138120	13.672322	4.07%	13,362
2006	11.977781	13.138120	9.69%	52,643
2005	11.542800	11.977781	3.77%	53,680
2004	10.698367	11.542800	7.89%	57,535
2003	9.047112	10.698367	18.25%	15,567
2002*	10.000000	9.047112	-9.53%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.588303	13.100245	-3.59%	4,425
2010	12.225998	13.588303	11.14%	4,425
2009	9.978237	12.225998	22.53%	7,526
2008	14.765419	9.978237	-32.42%	10,139
2007	14.122892	14.765419	4.55%	18,130
2006	12.517257	14.122892	12.83%	18,446
2005	11.868003	12.517257	5.47%	18,692
2004	10.748847	11.868003	10.41%	18,692
2003	8.616611	10.748847	24.75%	20,980
2002*	10.000000	8.616611	-13.83%	1,228
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.024959	13.094633	0.53%	7,240
2010	12.185471	13.024959	6.89%	9,194
2009	10.798609	12.185471	12.84%	10,157
2008	12.904492	10.798609	-16.32%	10,157
2007	12.376870	12.904492	4.26%	27,533
2006	11.588739	12.376870	6.80%	42,494
2005	11.259628	11.588739	2.92%	44,338
2004	10.667410	11.259628	5.55%	29,738
2003	9.524994	10.667410	11.99%	29,234
2002*	10.000000	9.524994	-4.75%	19,298
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.855790	13.343510	-3.70%	1,109
2010	12.928952	13.855790	7.17%	2,316
2009*	10.000000	12.928952	29.29%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.796473	13.250874	-3.95%	14,247
2010	12.907173	13.796473	6.89%	22,724
2009*	10.000000	12.907173	29.07%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.617818	15.952556	-4.00%	1,842
2010	13.368012	16.617818	24.31%	1,915
2009	9.923969	13.368012	34.70%	2,037
2008	15.857546	9.923969	-37.42%	2,039
2007	14.968762	15.857546	5.94%	1,950
2006	13.828548	14.968762	8.25%	1,955
2005	12.523316	13.828548	10.42%	1,908
2004	10.985714	12.523316	14.00%	1,724
2003	8.282736	10.985714	32.63%	302
2002*	10.000000	8.282736	-17.17%	302

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.559803	14.916361	-4.14%	0
2010	12.550347	15.559803	23.98%	0
2009	9.334342	12.550347	34.45%	489
2008	14.950950	9.334342	-37.57%	531
2007	14.137677	14.950950	5.75%	511
2006	13.078229	14.137677	8.10%	511
2005	11.865097	13.078229	10.22%	511
2004	10.428814	11.865097	13.77%	507
2003	7.883563	10.428814	32.29%	492
2002*	10.000000	7.883563	-21.16%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.291242	10.137302	-1.50%	6,991
2010	10.447946	10.291242	-1.50%	18,943
2009	10.602603	10.447946	-1.46%	28,783
2008	10.547452	10.602603	0.52%	44,203
2007	10.219183	10.547452	3.21%	1,738
2006	9.924757	10.219183	2.97%	1,770
2005	9.813644	9.924757	1.13%	1,764
2004	9.882903	9.813644	-0.70%	1,812
2003	9.971023	9.882903	-0.88%	1,223
2002*	10.000000	9.971023	-0.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.111599	8.111439	-10.98%	0
2010	8.128145	9.111599	12.10%	0
2009	6.062787	8.128145	34.07%	0
2008*	10.000000	6.062787	-39.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.997008	9.086761	-17.37%	0
2010	10.521254	10.997008	4.52%	0
2009	8.226772	10.521254	27.89%	0
2008	15.563292	8.226772	-47.14%	0
2007	15.351589	15.563292	1.38%	0
2006	12.696646	15.351589	20.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.808190	8.900341	-17.65%	71
2010	10.366189	10.808190	4.26%	67
2009	8.127209	10.366189	27.55%	69
2008	15.408976	8.127209	-47.26%	54
2007	15.233886	15.408976	1.15%	555
2006	12.634324	15.233886	20.58%	1,177
2005	11.472337	12.634324	10.13%	54
2004*	10.000000	11.472337	14.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.116094	8.689350	-4.68%	0
2010	8.022668	9.116094	13.63%	0
2009	6.296627	8.022668	27.41%	0
2008*	10.000000	6.296627	-37.03%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.759418	8.102602	-7.50%	1,394
2010	7.887411	8.759418	11.06%	10,308
2009	6.284757	7.887411	25.50%	10,579
2008*	10.000000	6.284757	-37.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.650508	9.082922	-5.88%	0
2010	7.746878	9.650508	24.57%	0
2009	6.207089	7.746878	24.81%	0
2008*	10.000000	6.207089	-37.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.131081	9.747754	-3.78%	0
2010	8.597378	10.131081	17.84%	0
2009	6.689909	8.597378	28.51%	0
2008*	10.000000	6.689909	-33.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.920226	9.687576	-2.35%	0
2010	8.050202	9.920226	23.23%	0
2009	6.425839	8.050202	25.28%	0
2008	12.202489	6.425839	-47.34%	1
2007	11.314417	12.202489	7.85%	7
2006	11.153301	11.314417	1.44%	7
2005	10.509665	11.153301	6.12%	7
2004	9.428158	10.509665	11.47%	16,752
2003	7.139704	9.428158	32.05%	2
2002*	10.000000	7.139704	-28.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.233334	14.244428	-6.49%	0
2010	12.215276	15.233334	24.71%	0
2009	9.825527	12.215276	24.32%	0
2008	14.702646	9.825527	-33.17%	0
2007	16.033203	14.702646	-8.30%	0
2006	13.876868	16.033203	15.54%	0
2005	13.667571	13.876868	1.53%	0
2004	11.829349	13.667571	15.54%	0
2003	7.656265	11.829349	54.51%	0
2002*	10.000000	7.656265	-23.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.868958	12.916335	-6.87%	808
2010	11.132680	13.868958	24.58%	1,516
2009	8.979980	11.132680	23.97%	2,635
2008	13.466777	8.979980	-33.32%	2,636
2007	14.738477	13.466777	-8.63%	3,565
2006	12.777718	14.738477	15.35%	3,577
2005	12.620719	12.777718	1.24%	3,041
2004	10.951502	12.620719	15.24%	3,053
2003	7.106598	10.951502	54.10%	2,762
2002*	10.000000	7.106598	-28.93%	2,507

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.370932	15.229401	-6.97%	541
2010	13.262097	16.370932	23.44%	561
2009	9.995442	13.262097	32.68%	574
2008	16.417700	9.995442	-39.12%	583
2007	16.321118	16.417700	0.59%	515
2006	14.788665	16.321118	10.36%	515
2005	13.366774	14.788665	10.64%	502
2004	11.401437	13.366774	17.24%	446
2003	8.208330	11.401437	38.90%	0
2002*	10.000000	8.208330	-17.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.440522	15.254615	-7.21%	565
2010	13.354735	16.440522	23.11%	568
2009	10.085655	13.354735	32.41%	570
2008	16.610348	10.085655	-39.28%	567
2007	16.551126	16.610348	0.36%	565
2006	15.035509	16.551126	10.08%	564
2005	13.627631	15.035509	10.33%	167
2004	11.647275	13.627631	17.00%	120
2003	8.409260	11.647275	38.51%	1
2002*	10.000000	8.409260	-15.91%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.981748	8.880753	-1.12%	0
2010	8.053496	8.981748	11.53%	0
2009	6.511911	8.053496	23.67%	412
2008	11.322851	6.511911	-42.49%	0
2007	10.655162	11.322851	6.27%	0
2006*	10.000000	10.655162	6.55%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.167515	9.584620	4.55%	1,071
2010	7.169085	9.167515	27.88%	1,085
2009	5.576620	7.169085	28.56%	1,088
2008*	10.000000	5.576620	-44.23%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.477107	10.454338	-0.22%	2,576
2010	10.385334	10.477107	0.88%	0
2009	9.843634	10.385334	5.50%	0
2008*	10.000000	9.843634	-1.56%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.516785	11.659822	-13.74%	0
2010	12.903630	13.516785	4.75%	0
2009*	10.000000	12.903630	29.04%	0

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.158950	12.562667	-4.53%	1,015
2010	10.873942	13.158950	21.01%	1,015
2009	8.399779	10.873942	29.46%	1,015
2008	14.082459	8.399779	-40.35%	1,015
2007	13.286513	14.082459	5.99%	1,015
2006	11.862757	13.286513	12.00%	1,015
2005	11.270076	11.862757	5.26%	0
2004*	10.000000	11.270076	12.70%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.616959	13.207545	-9.64%	1,788
2010	12.795371	14.616959	14.24%	1,750
2009	9.298853	12.795371	37.60%	1,750
2008	15.785622	9.298853	-41.09%	1,873
2007	15.072115	15.785622	4.73%	1,636
2006	13.001256	15.072115	15.93%	1,696
2005	11.543560	13.001256	12.63%	1,744
2004*	10.000000	11.543560	15.44%	1,571
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.376508	12.958556	-9.86%	282
2010	12.618246	14.376508	13.93%	282
2009	9.190974	12.618246	37.29%	282
2008	15.642402	9.190974	-41.24%	282
2007	14.974661	15.642402	4.46%	282
2006	12.949029	14.974661	15.64%	282
2005	11.526477	12.949029	12.34%	282
2004*	10.000000	11.526477	15.26%	282
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.535990	14.938032	-9.66%	0
2010	14.476436	16.535990	14.23%	0
2009	10.514920	14.476436	37.68%	0
2008	17.848285	10.514920	-41.09%	0
2007	17.044507	17.848285	4.72%	0
2006	14.702209	17.044507	15.93%	0
2005	13.057210	14.702209	12.60%	0
2004	11.124212	13.057210	17.38%	0
2003	7.896341	11.124212	40.88%	0
2002*	10.000000	7.896341	-21.04%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.177896	14.576807	-9.90%	445
2010	14.195020	16.177896	13.97%	1,058
2009	10.341401	14.195020	37.26%	2,026
2008	17.595634	10.341401	-41.23%	3,476
2007	16.840933	17.595634	4.48%	4,216
2006	14.567259	16.840933	15.61%	4,242
2005	12.965479	14.567259	12.35%	5,483
2004	11.072550	12.965479	17.10%	5,505
2003	7.868489	11.072550	40.72%	5,344
2002*	10.000000	7.868489	-21.32%	5,007

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.495291	16.353960	-0.86%	1,445
2010	14.590960	16.495291	13.05%	2,668
2009	12.510221	14.590960	16.63%	2,612
2008	14.852121	12.510221	-15.77%	2,682
2007	13.764676	14.852121	7.90%	3,154
2006	13.031094	13.764676	5.63%	3,439
2005	12.908968	13.031094	0.95%	3,342
2004	12.086194	12.908968	6.81%	20,233
2003	10.473114	12.086194	15.40%	3,206
2002*	10.000000	10.473114	4.73%	1,599
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.804484	2.710589	-3.35%	0
2010	2.482612	2.804484	12.97%	0
2009	1.988444	2.482612	24.85%	0
2008	9.563886	1.988444	-79.21%	0
2007*	10.000000	9.563886	-4.36%	64
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.945849	3.795946	-3.80%	0
2010	3.489075	3.945849	13.09%	0
2009	2.826582	3.489075	23.44%	0
2008	13.455452	2.826582	-78.99%	0
2007	13.675377	13.455452	-1.61%	0
2006	12.687487	13.675377	7.79%	1,048
2005	12.588917	12.687487	0.78%	762
2004	11.728922	12.588917	7.33%	464
2003	9.606012	11.728922	22.10%	153
2002*	10.000000	9.606012	-3.94%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.446954	11.240133	-1.81%	1,868
2010	10.033311	11.446954	14.09%	4,387
2009	7.958264	10.033311	26.07%	4,535
2008	13.164603	7.958264	-39.55%	4,574
2007	12.833394	13.164603	2.58%	4,367
2006	11.352792	12.833394	13.04%	5,183
2005	10.899471	11.352792	4.16%	8,544
2004	10.138254	10.899471	7.51%	8,388
2003	8.140404	10.138254	24.54%	7,730
2002*	10.000000	8.140404	-18.60%	4,797
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.740686	16.125242	-3.68%	0
2010	13.771925	16.740686	21.56%	0
2009	10.191058	13.771925	35.14%	0
2008	16.642187	10.191058	-38.76%	0
2007	17.103955	16.642187	-2.70%	0
2006	15.099169	17.103955	13.28%	0
2005	13.944939	15.099169	8.28%	0
2004	11.854967	13.944939	17.63%	0
2003	8.336830	11.854967	42.20%	0
2002*	10.000000	8.336830	-16.63%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.666996	9.295360	-3.84%	10
2010	7.975294	9.666996	21.21%	10
2009	5.915106	7.975294	34.83%	10
2008	9.686639	5.915106	-38.94%	10
2007	9.973819	9.686639	-2.88%	10
2006*	10.000000	9.973819	-0.26%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.695500	12.490136	6.79%	0
2010	10.856139	11.695500	7.73%	0
2009*	10.000000	10.856139	8.56%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.330057	11.273050	-0.50%	0
2010	10.935503	11.330057	3.61%	0
2009*	10.000000	10.935503	9.36%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.825504	12.047130	-6.07%	0
2010	11.383923	12.825504	12.66%	0
2009	8.903096	11.383923	27.86%	0
2008	14.744659	8.903096	-39.62%	0
2007	15.932624	14.744659	-7.46%	0
2006	13.954292	15.932624	14.18%	0
2005	13.462337	13.954292	3.65%	0
2004	12.300530	13.462337	9.45%	0
2003*	10.000000	12.300530	23.01%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.804410	10.476749	-18.18%	0
2010	11.814726	12.804410	8.38%	0
2009	9.623934	11.814726	22.76%	0
2008	17.432631	9.623934	-44.79%	0
2007	16.332989	17.432631	6.73%	0
2006	12.982348	16.332989	25.81%	0
2005	11.746661	12.982348	10.52%	0
2004	10.263328	11.746661	14.45%	0
2003	8.106818	10.263328	26.60%	0
2002*	10.000000	8.106818	-18.93%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.257273	13.380036	-6.15%	1,717
2010	11.488951	14.257273	24.10%	1,717
2009	8.867714	11.488951	29.56%	1,717
2008	14.847027	8.867714	-40.27%	1,925
2007	17.271253	14.847027	-14.04%	1,925
2006	14.948256	17.271253	15.54%	1,925
2005	14.178234	14.948256	5.43%	1,925
2004	11.404434	14.178234	24.32%	1,925
2003	7.736818	11.404434	47.40%	0
2002*	10.000000	7.736818	-22.63%	0

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.968850	11.303716	-19.08%	301
2010	11.739755	13.968850	18.99%	301
2009	7.271960	11.739755	61.44%	301
2008	11.724818	7.271960	-37.98%	2,991
2007	11.281570	11.724818	3.93%	2,991
2006	10.862478	11.281570	3.86%	2,991
2005	10.433461	10.862478	4.11%	2,991
2004	10.084803	10.433461	3.46%	2,991
2003	8.196560	10.084803	23.04%	2,991
2002*	10.000000	8.196560	-18.03%	301
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.223266	11.652746	3.83%	453
2010	10.662845	11.223266	5.26%	427
2009	9.896836	10.662845	7.74%	390
2008	11.220751	9.896836	-11.80%	439
2007	10.827538	11.220751	3.63%	453
2006	10.614013	10.827538	2.01%	439
2005	10.367358	10.614013	2.38%	417
2004	10.113318	10.367358	2.51%	240
2003*	10.000000	10.113318	1.13%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.319922	15.336646	-6.03%	0
2010	13.069260	16.319922	24.87%	0
2009*	10.000000	13.069260	30.69%	0
Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.299514	11.448220	-6.92%	2,045
2010	11.294852	12.299514	8.89%	3,564
2009	9.128058	11.294852	23.74%	3,496
2008	13.066290	9.128058	-31.41%	11,588
2007	12.411153	13.066290	5.28%	13,384
2006	11.410635	12.411153	8.77%	12,135
2005	11.138793	11.410635	2.44%	7,774
2004	10.674536	11.138793	4.35%	8,713
2003	9.239666	10.674536	15.53%	277
2002*	10.000000	9.239666	-7.60%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.749971	11.226164	4.43%	5,837
2010	9.680161	10.749971	11.05%	5,887
2009	8.170045	9.680161	18.48%	6,768
2008	13.993475	8.170045	-41.62%	9,637
2007	13.556131	13.993475	3.23%	11,159
2006	11.769936	13.556131	15.18%	17,897
2005	11.429411	11.769936	2.98%	15,390
2004	10.437989	11.429411	9.50%	15,923
2003	8.020758	10.437989	30.14%	16,277
2002*	10.000000	8.020758	-19.79%	8,333
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.200563	12.849421	-20.69%	1,620
2010	15.777110	16.200563	2.68%	2,017
2009	11.927452	15.777110	32.28%	2,808
2008	25.934098	11.927452	-54.01%	3,252
2007	24.951776	25.934098	3.94%	3,662
2006	18.756385	24.951776	33.03%	3,905
2005	16.349763	18.756385	14.72%	4,821
2004	13.297321	16.349763	22.96%	6,852
2003	9.382765	13.297321	41.72%	16,152
2002*	10.000000	9.382765	-6.17%	5,851
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.257846	9.720122	-5.24%	1,254
2010	9.486576	10.257846	8.13%	1,258
2009	7.028093	9.486576	34.98%	1,262
2008	11.862840	7.028093	-40.76%	1,262
2007	10.606623	11.862840	11.84%	2,225
2006	10.842684	10.606623	-2.18%	3,874
2005	9.589499	10.842684	13.07%	1,073
2004	8.990219	9.589499	6.67%	1,073
2003	7.402035	8.990219	21.46%	1,073
2002*	10.000000	7.402035	-25.98%	1,024
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.170914	17.246949	-10.04%	6,689
2010	15.382402	19.170914	24.63%	12,539
2009	10.952509	15.382402	40.45%	13,695
2008	17.314896	10.952509	-36.75%	13,739
2007	17.324375	17.314896	-0.05%	19,732
2006	15.408146	17.324375	12.44%	25,953
2005	14.676749	15.408146	4.98%	27,109
2004	12.519711	14.676749	17.23%	27,027
2003	9.025781	12.519711	38.71%	33,888
2002*	10.000000	9.025781	-9.74%	14,499
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.023023	12.354851	-5.13%	817
2010	12.051594	13.023023	8.06%	817
2009*	10.000000	12.051594	20.52%	817

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.063646	15.904157	-0.99%	0
2010	12.967280	16.063646	23.88%	0
2009	10.534938	12.967280	23.09%	0
2008	15.489481	10.534938	-31.99%	0
2007	15.838435	15.489481	-2.20%	850
2006	14.060802	15.838435	12.64%	850
2005	13.318170	14.060802	5.58%	850
2004	11.098817	13.318170	20.00%	0
2003	8.182141	11.098817	35.65%	0
2002*	10.000000	8.182141	-18.18%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.512996	11.437066	-0.66%	0
2010	10.185123	11.512996	13.04%	0
2009	7.734591	10.185123	31.68%	0
2008	11.981000	7.734591	-35.44%	0
2007	11.291550	11.981000	6.11%	0
2006	10.502529	11.291550	7.51%	0
2005	10.295170	10.502529	2.01%	0
2004	9.845763	10.295170	4.56%	0
2003	7.936792	9.845763	24.05%	0
2002*	10.000000	7.936792	-20.63%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.291800	12.328895	0.30%	0
2010	10.871965	12.291800	13.06%	0
2009	8.741211	10.871965	24.38%	0
2008	14.125542	8.741211	-38.12%	0
2007	13.632717	14.125542	3.62%	0
2006	11.988723	13.632717	13.71%	0
2005	11.631247	11.988723	3.07%	0
2004	10.678116	11.631247	8.93%	0
2003	8.449481	10.678116	26.38%	0
2002*	10.000000	8.449481	-15.51%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.694337	13.700974	0.05%	776
2010	12.144376	13.694337	12.76%	1,073
2009	9.786665	12.144376	24.09%	280
2008	15.860072	9.786665	-38.29%	523
2007	15.345201	15.860072	3.36%	594
2006	13.528890	15.345201	13.43%	594
2005	13.157896	13.528890	2.82%	339
2004	12.111224	13.157896	8.64%	339
2003*	10.000000	12.111224	21.11%	280

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.068865	10.297304	-6.97%	0
2010	9.948889	11.068865	11.26%	203
2009	8.921962	9.948889	11.51%	0
2008	12.885335	8.921962	-30.76%	0
2007	11.938265	12.885335	7.93%	3,379
2006	10.472857	11.938265	13.99%	6,590
2005	10.459953	10.472857	0.12%	6,636
2004	9.919368	10.459953	5.45%	6,684
2003	8.133388	9.919368	21.96%	7,816
2002*	10.000000	8.133388	-18.67%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.645298	18.227626	3.30%	6,435
2010	15.669298	17.645298	12.61%	19,785
2009	10.438217	15.669298	50.11%	13,681
2008	14.346373	10.438217	-27.24%	5,522
2007	14.123583	14.346373	1.58%	5,741
2006	12.974259	14.123583	8.86%	11,599
2005	12.885298	12.974259	0.69%	10,500
2004	11.880988	12.885298	8.45%	12,543
2003	9.908567	11.880988	19.91%	14,982
2002*	10.000000	9.908567	-0.91%	9,417
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.624301	13.718510	0.69%	823
2010	12.754100	13.624301	6.82%	823
2009	10.756697	12.754100	18.57%	823
2008	11.784921	10.756697	-8.72%	0
2007	11.359880	11.784921	3.74%	2,393
2006	11.078033	11.359880	2.54%	2,393
2005	11.107853	11.078033	-0.27%	1,708
2004	10.888577	11.107853	2.01%	2,866
2003	10.569005	10.888577	3.02%	2,237
2002*	10.000000	10.569005	5.69%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.486470	13.542276	0.41%	8,709
2010	12.650995	13.486470	6.60%	9,595
2009	10.694548	12.650995	18.29%	14,687
2008	11.750426	10.694548	-8.99%	13,482
2007	11.352877	11.750426	3.50%	16,962
2006	11.096183	11.352877	2.31%	15,386
2005	11.160248	11.096183	-0.57%	16,253
2004	10.971715	11.160248	1.72%	23,051
2003	10.670712	10.971715	2.82%	40,877
2002*	10.000000	10.670712	6.71%	14,850

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.467451	11.944639	-4.19%	0
2010	11.094694	12.467451	12.37%	0
2009	8.739943	11.094694	26.94%	0
2008	12.472243	8.739943	-29.92%	0
2007	10.982883	12.472243	13.56%	0
2006	10.402650	10.982883	5.58%	0
2005	10.166631	10.402650	2.32%	0
2004	9.801429	10.166631	3.73%	0
2003	8.443697	9.801429	16.08%	0
2002	9.409698	8.443697	-10.27%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.617987	11.116193	-4.32%	0
2010	10.354926	11.617987	12.20%	0
2009	8.168561	10.354926	26.77%	0
2008	11.670962	8.168561	-30.01%	0
2007	10.293682	11.670962	13.38%	0
2006	9.758917	10.293682	5.48%	0
2005	9.551031	9.758917	2.18%	0
2004	9.223811	9.551031	3.55%	0
2003	7.962526	9.223811	15.84%	0
2002	8.890667	7.962526	-10.44%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.569391	9.754000	-7.71%	0
2010	9.240845	10.569391	14.38%	0
2009	7.068590	9.240845	30.73%	0
2008	11.197446	7.068590	-36.87%	0
2007	9.568639	11.197446	17.02%	0
2006	9.095899	9.568639	5.20%	0
2005	8.901230	9.095899	2.19%	0
2004	8.541414	8.901230	4.21%	0
2003	7.045009	8.541414	21.24%	0
2002	8.472691	7.045009	-16.85%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.682440	8.916828	-7.91%	551
2010	8.476502	9.682440	14.23%	551
2009	6.502488	8.476502	30.36%	551
2008	10.310984	6.502488	-36.94%	551
2007	8.831354	10.310984	16.75%	142
2006	8.404854	8.831354	5.07%	142
2005	8.242935	8.404854	1.96%	142
2004	7.926397	8.242935	3.99%	142
2003	6.544192	7.926397	21.12%	142
2002	7.897131	6.544192	-17.13%	142

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.054565	11.419643	-5.27%	0
2010	10.377449	12.054565	16.16%	0
2009	7.618544	10.377449	36.21%	0
2008	11.729255	7.618544	-35.05%	0
2007	10.941289	11.729255	7.20%	0
2006	9.954422	10.941289	9.91%	0
2005	9.573656	9.954422	3.98%	0
2004	9.224230	9.573656	3.79%	0
2003	7.972086	9.224230	15.71%	0
2002	8.874549	7.972086	-10.17%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.391308	11.732882	-5.31%	1,379
2010	10.688397	12.391308	15.93%	1,379
2009	7.848784	10.688397	36.18%	1,379
2008	12.106784	7.848784	-35.17%	1,379
2007	11.312061	12.106784	7.03%	1,349
2006	10.304739	11.312061	9.78%	1,349
2005	9.918378	10.304739	3.90%	1,349
2004	9.581410	9.918378	3.52%	1,349
2003	8.288961	9.581410	15.59%	1,349
2002	9.245426	8.288961	-10.35%	5,918
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.712231	8.347171	-4.19%	0
2010	7.495298	8.712231	16.24%	0
2009	5.601516	7.495298	33.81%	0
2008	9.674640	5.601516	-42.10%	0
2007	9.191251	9.674640	5.26%	0
2006	8.189534	9.191251	12.23%	0
2005	6.875544	8.189534	19.11%	0
2004	6.895881	6.875544	-0.29%	0
2003	5.595540	6.895881	23.24%	0
2002	6.126332	5.595540	-8.66%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.575280	8.208935	-4.27%	257
2010	7.382409	8.575280	16.16%	259
2009	5.522295	7.382409	33.68%	0
2008	9.563798	5.522295	-42.26%	1,045
2007	9.102611	9.563798	5.07%	1,343
2006	8.123309	9.102611	12.06%	2,608
2005	6.837113	8.123309	18.81%	1,492
2004	6.856839	6.837113	-0.29%	1,495
2003	5.575724	6.856839	22.98%	2,038

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.724892	10.649676	-0.70%	0
2010	9.465464	10.724892	13.31%	0
2009	7.394004	9.465464	28.02%	0
2008	13.108710	7.394004	-43.59%	0
2007	13.130105	13.108710	-0.16%	0
2006	11.106120	13.130105	18.22%	0
2005	10.666315	11.106120	4.12%	0
2004	9.727033	10.666315	9.66%	0
2003	7.587192	9.727033	28.20%	0
2002	9.285029	7.587192	-18.29%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.513795	11.409924	-0.90%	14,642
2010	10.176838	11.513795	13.14%	18,274
2009	7.958708	10.176838	27.87%	25,565
2008	14.136418	7.958708	-43.70%	27,348
2007	14.179774	14.136418	-0.31%	39,573
2006	12.009070	14.179774	18.08%	45,137
2005	11.553988	12.009070	3.94%	47,900
2004	10.550667	11.553988	9.51%	50,936
2003	8.241747	10.550667	28.01%	59,232
2002	10.104825	8.241747	-18.44%	27,011
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.329211	9.329518	0.00%	0
2010	8.264247	9.329211	12.89%	0
2009	6.601389	8.264247	25.19%	0
2008	11.516594	6.601389	-42.68%	0
2007	10.445361	11.516594	10.26%	0
2006	9.387899	10.445361	11.26%	0
2005	8.867733	9.387899	5.87%	0
2004	8.517285	8.867733	4.11%	0
2003	6.999462	8.517285	21.68%	0
2002	8.534412	6.999462	-17.99%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.456442	9.436682	-0.21%	1,474
2010	8.385361	9.456442	12.77%	5,184
2009	6.705779	8.385361	25.05%	7,886
2008	11.723494	6.705779	-42.80%	9,793
2007	10.646608	11.723494	10.11%	11,845
2006	9.581923	10.646608	11.11%	12,054
2005	9.061757	9.581923	5.74%	13,013
2004	8.722626	9.061757	3.89%	12,248
2003	7.177193	8.722626	21.53%	14,394
2002	8.767150	7.177193	-18.14%	7,874

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.730714	8.607805	-1.41%	0
2010	7.148399	8.730714	22.14%	0
2009	5.666065	7.148399	26.16%	0
2008	10.907570	5.666065	-48.05%	0
2007	8.733458	10.907570	24.89%	0
2006	8.311086	8.733458	5.08%	0
2005	7.988361	8.311086	4.04%	0
2004	7.857694	7.988361	1.66%	0
2003	6.010830	7.857694	30.73%	0
2002	8.747205	6.010830	-31.28%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.721757	6.615630	-1.58%	23,467
2010	5.512181	6.721757	21.94%	18,532
2009	4.375388	5.512181	25.98%	20,753
2008	8.434782	4.375388	-48.13%	21,551
2007	6.764791	8.434782	24.69%	38,263
2006	6.447264	6.764791	4.92%	56,376
2005	6.206936	6.447264	3.87%	66,269
2004	6.113762	6.206936	1.52%	89,831
2003	4.685275	6.113762	30.49%	88,836
2002	6.827677	4.685275	-31.38%	34,395
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.303578	9.230105	-10.42%	0
2011	10.303578	9.230105	-10.42%	0
2010	8.393418	10.303578	22.76%	0
2009	6.101519	8.393418	37.56%	0
2008	12.122716	6.101519	-49.67%	0
2007	10.479406	12.122716	15.68%	0
2006	9.817063	10.479406	6.75%	0
2005	9.234383	9.817063	6.31%	0
2004	8.509475	9.234383	8.52%	0
2003	6.624330	8.509475	28.46%	0
2002	9.134381	6.624330	-27.48%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.075180	9.005168	-10.62%	297
2010	8.207824	10.075180	22.75%	297
2009	5.983776	8.207824	37.17%	1,464
2008	11.895520	5.983776	-49.70%	1,167
2007	10.300036	11.895520	15.49%	3,394
2006	9.660764	10.300036	6.62%	4,821
2005	9.107429	9.660764	6.08%	4,501
2004	8.412762	9.107429	8.26%	4,508
2003	6.558843	8.412762	28.27%	4,542
2002	9.078951	6.558843	-27.76%	1,167

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.485413	11.751745	2.32%	0
2010	10.252548	11.485413	12.02%	0
2009	7.243180	10.252548	41.55%	0
2008	9.818030	7.243180	-26.23%	0
2007	9.715354	9.818030	1.06%	0
2006	8.875764	9.715354	9.46%	0
2005	8.793246	8.875764	0.94%	0
2004	8.159165	8.793246	7.77%	0
2003	6.527139	8.159165	25.00%	0
2002	6.398390	6.527139	2.01%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.294670	12.554348	2.11%	4,444
2010	10.986079	12.294670	11.91%	11,220
2009	7.778227	10.986079	41.24%	13,087
2008	10.554198	7.778227	-26.30%	13,994
2007	10.455466	10.554198	0.94%	18,550
2006	9.565075	10.455466	9.31%	22,501
2005	9.495688	9.565075	0.73%	22,587
2004	8.817745	9.495688	7.69%	23,387
2003	7.066016	8.817745	24.79%	29,871
2002	6.948050	7.066016	1.70%	13,143
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.415134	11.647885	2.04%	8,436
2010	10.189529	11.415134	12.03%	8,051
2009	7.212579	10.189529	41.27%	781
2008	9.792152	7.212579	-26.34%	747
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.457005	11.730502	2.39%	0
2010	10.238503	11.457005	11.90%	0
2009	7.225384	10.238503	41.70%	0
2008	9.782807	7.225384	-26.14%	0
2007*	10.000000	9.782807	-2.17%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.401594	9.444897	0.46%	3,020
2010	8.302242	9.401594	13.24%	3,051
2009	6.660765	8.302242	24.64%	4,856
2008	10.739079	6.660765	-37.98%	4,888
2007	10.346309	10.739079	3.80%	7,128
2006	9.080464	10.346309	13.94%	9,088
2005	8.798589	9.080464	3.20%	46,706
2004	8.079462	8.798589	8.90%	48,165
2003	6.390951	8.079462	26.42%	52,853
2002	8.349328	6.390951	-23.46%	54,786

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.187543	17.106132	5.67%	1,367
2010	15.251959	16.187543	6.13%	1,367
2009	13.387149	15.251959	13.93%	1,367
2008	14.054621	13.387149	-4.75%	1,332
2007	13.682297	14.054621	2.72%	1,332
2006	13.317914	13.682297	2.74%	1,212
2005	13.236887	13.317914	0.61%	1,212
2004	12.871793	13.236887	2.84%	1,212
2003	12.427692	12.871793	3.57%	1,212
2002	11.440067	12.427692	8.63%	5,124
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	38.170489	33.552453	-12.10%	0
2010	30.124291	38.170489	26.71%	0
2009	21.853693	30.124291	37.85%	0
2008	36.696663	21.853693	-40.45%	0
2007	32.278573	36.696663	13.69%	0
2006	29.119176	32.278573	10.85%	0
2005	25.021252	29.119176	16.38%	0
2004	20.369090	25.021252	22.84%	0
2003	14.935559	20.369090	36.38%	0
2002	16.837022	14.935559	-11.29%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.654765	20.761288	-12.23%	12,177
2010	18.687536	23.654765	26.58%	31,437
2009	13.582416	18.687536	37.59%	29,375
2008	22.844623	13.582416	-40.54%	19,466
2007	20.120136	22.844623	13.54%	26,677
2006	18.181040	20.120136	10.67%	38,537
2005	15.647345	18.181040	16.19%	40,298
2004	12.749910	15.647345	22.73%	49,855
2003	9.367309	12.749910	36.11%	43,850
2002	10.575013	9.367309	-11.42%	22,846
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.741380	11.572503	-1.44%	0
2010	11.897326	11.741380	-1.31%	0
2009	11.998141	11.897326	-0.84%	0
2008	11.828815	11.998141	1.43%	0
2007	11.424265	11.828815	3.54%	0
2006	11.062588	11.424265	3.27%	0
2005	10.904407	11.062588	1.45%	0
2004	10.944031	10.904407	-0.36%	0
2003	11.006409	10.944031	-0.57%	0
2002	10.993508	11.006409	0.12%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.963930	9.749476	-18.51%	0
2010	10.754812	11.963930	11.24%	0
2009	8.639914	10.754812	24.48%	0
2008	15.634145	8.639914	-44.74%	0
2007	13.550076	15.634145	15.38%	0
2006	11.668634	13.550076	16.12%	0
2005	9.961848	11.668634	17.13%	0
2004	8.916071	9.961848	11.73%	0
2003	6.324013	8.916071	40.99%	0
2002	8.064235	6.324013	-21.58%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.505291	7.735456	-18.62%	4,014
2010	8.557023	9.505291	11.08%	4,014
2009	6.886171	8.557023	24.26%	6,182
2008	12.481789	6.886171	-44.83%	7,082
2007	10.832149	12.481789	15.23%	10,305
2006	9.341910	10.832149	15.95%	11,481
2005	7.988159	9.341910	16.95%	13,618
2004	7.160561	7.988159	11.56%	15,027
2003	5.084823	7.160561	40.82%	18,426
2002	6.493251	5.084823	-21.69%	14,718
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.112401	10.664533	-18.67%	2,704
2010	11.804647	13.112401	11.08%	6,501
2009	9.501199	11.804647	24.24%	2,977
2008	17.217332	9.501199	-44.82%	4,449
2007	14.940911	17.217332	15.24%	6,105
2006	12.880975	14.940911	15.99%	7,318
2005	11.018158	12.880975	16.91%	5,326
2004*	10.000000	11.018158	10.18%	456
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.256834	10.793368	-18.58%	0
2010	11.915223	13.256834	11.26%	0
2009	9.568180	11.915223	24.53%	0
2008	17.317872	9.568180	-44.75%	0
2007	15.006992	17.317872	15.40%	0
2006	12.922937	15.006992	16.13%	0
2005	11.037032	12.922937	17.09%	0
2004*	10.000000	11.037032	10.37%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.336364	10.876428	-4.06%	0
2010	9.780403	11.336364	15.91%	0
2009	6.979130	9.780403	40.14%	0
2008	13.258498	6.979130	-47.36%	0
2007	13.205172	13.258498	0.40%	0
2006	11.708192	13.205172	12.79%	0
2005	11.210104	11.708192	4.44%	0
2004	10.251504	11.210104	9.35%	0
2003	7.766331	10.251504	32.00%	0
2002	9.365479	7.766331	-17.07%	0

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.170245	10.702891	-4.18%	0
2010	9.654840	11.170245	15.70%	0
2009	6.901130	9.654840	39.90%	0
2008	13.127935	6.901130	-47.43%	0
2007	13.092168	13.127935	0.27%	0
2006	11.623030	13.092168	12.64%	0
2005	11.154406	11.623030	4.20%	0
2004	10.213818	11.154406	9.21%	0
2003	7.756777	10.213818	31.68%	0
2002	9.365487	7.756777	-17.18%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.349899	13.775202	-10.26%	0
2010	12.329609	15.349899	24.50%	0
2009	7.956797	12.329609	54.96%	0
2008	16.554073	7.956797	-51.93%	0
2007	15.924416	16.554073	3.95%	0
2006	13.919785	15.924416	14.40%	0
2005	13.786129	13.919785	0.97%	0
2004	12.284809	13.786129	12.22%	0
2003	7.907921	12.284809	55.35%	0
2002*	10.000000	7.907921	-20.92%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.326790	12.830347	-10.45%	3,185
2010	11.518441	14.326790	24.38%	3,428
2009	7.444867	11.518441	54.72%	5,467
2008	15.524014	7.444867	-52.04%	3,118
2007	14.955971	15.524014	3.80%	3,544
2006	13.094574	14.955971	14.22%	6,078
2005	12.985028	13.094574	0.84%	6,942
2004	11.586011	12.985028	12.08%	6,852
2003	7.478338	11.586011	54.93%	14,406
2002*	10.000000	7.478338	-25.22%	2,374
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.490226	14.117400	4.65%	0
2010	11.329961	13.490226	19.07%	0
2009	9.779928	11.329961	15.85%	0
2008	13.597751	9.779928	-28.08%	0
2007	14.154722	13.597751	-3.93%	1,351
2006	12.243150	14.154722	15.61%	1,351
2005	11.993687	12.243150	2.08%	1,351
2004	10.950541	11.993687	9.53%	0
2003	8.906815	10.950541	22.95%	0
2002*	10.000000	8.906815	-10.93%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.168592	8.887578	-3.06%	0
2010	8.446738	9.168592	8.55%	0
2009	6.587021	8.446738	28.23%	0
2008*	10.000000	6.587021	-34.13%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.958231	13.188541	-11.83%	0
2010	13.980704	14.958231	6.99%	0
2009	10.339759	13.980704	35.21%	0
2008	17.573499	10.339759	-41.16%	0
2007	15.417447	17.573499	13.98%	0
2006	12.867521	15.417447	19.82%	0
2005	11.830158	12.867521	8.77%	0
2004	10.108571	11.830158	17.03%	0
2003	7.746064	10.108571	30.50%	0
2002*	10.000000	7.746064	-22.54%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.772010	10.598676	-1.61%	0
2010	9.987184	10.772010	7.86%	0
2009	7.906932	9.987184	26.31%	0
2008	11.497024	7.906932	-31.23%	0
2007	10.802238	11.497024	6.43%	0
2006*	10.000000	10.802238	8.02%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.647585	10.452112	-1.84%	6,801
2010	9.899524	10.647585	7.56%	7,213
2009	7.856845	9.899524	26.00%	7,699
2008	11.453613	7.856845	-31.40%	10,769
2007	10.785178	11.453613	6.20%	11,076
2006*	10.000000	10.785178	7.85%	11,207
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.547567	16.983787	-8.43%	225
2010	16.730012	18.547567	10.86%	225
2009	12.595888	16.730012	32.82%	225
2008	21.520187	12.595888	-41.47%	225
2007	19.101202	21.520187	12.66%	818
2006	15.171166	19.101202	25.90%	3,294
2005	13.091711	15.171166	15.88%	3,983
2004	10.749620	13.091711	21.79%	4,264
2003	8.490585	10.749620	26.61%	4,664
2002*	10.000000	8.490585	-15.09%	2,315
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.266194	14.071403	-7.83%	0
2010	13.588658	15.266194	12.35%	0
2009	10.600066	13.588658	28.19%	0
2008	15.063109	10.600066	-29.63%	0
2007	13.967735	15.063109	7.84%	0
2006	12.753288	13.967735	9.52%	0
2005	12.036755	12.753288	5.95%	0
2004	10.741914	12.036755	12.05%	0
2003	8.570057	10.741914	25.34%	0
2002*	10.000000	8.570057	-14.30%	0

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.831112	9.982129	-7.84%	818
2010	9.201246	10.831112	17.71%	1,142
2009	5.642307	9.201246	63.08%	4,925
2008	11.263210	5.642307	-49.90%	6,026
2007	9.808925	11.263210	14.83%	7,795
2006	9.708133	9.808925	1.04%	11,873
2005	9.160820	9.708133	5.97%	14,048
2004	8.714448	9.160820	5.12%	14,924
2003	6.967759	8.714448	25.07%	23,956
2002*	10.000000	6.967759	-30.32%	11,069
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.238388	11.795063	-3.62%	3,896
2010	10.744501	12.238388	13.90%	4,321
2009	8.499243	10.744501	26.42%	13,927
2008	13.447819	8.499243	-36.80%	17,667
2007	13.986360	13.447819	-3.85%	21,948
2006	12.241771	13.986360	14.25%	27,889
2005	11.943112	12.241771	2.50%	37,995
2004	10.330703	11.943112	15.61%	37,548
2003	8.024234	10.330703	28.74%	47,894
2002*	10.000000	8.024234	-19.76%	22,730
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.669400	11.574555	-8.64%	1,294
2010	11.841463	12.669400	6.99%	1,722
2009*	10.000000	11.841463	18.41%	5,110
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.752938	10.625780	-1.18%	470
2010	9.738714	10.752938	10.41%	470
2009	7.111673	9.738714	36.94%	1,976
2008	11.462767	7.111673	-37.96%	6,857
2007	10.487938	11.462767	9.29%	10,599
2006	9.927473	10.487938	5.65%	12,187
2005	9.674407	9.927473	2.62%	10,434
2004	9.016576	9.674407	7.30%	10,655
2003	7.469892	9.016576	20.71%	15,342
2002*	10.000000	7.469892	-25.30%	4,901
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.886272	8.209463	-7.62%	10,426
2010	6.985870	8.886272	27.20%	13,140
2009	5.023606	6.985870	39.06%	9,873
2008	10.541839	5.023606	-52.35%	13,017
2007	9.778805	10.541839	7.80%	23,517
2006	9.709344	9.778805	0.72%	25,412
2005	9.587807	9.709344	1.27%	29,622
2004	8.514470	9.587807	12.61%	29,030
2003	6.330796	8.514470	34.49%	29,979
2002*	10.000000	6.330796	-36.69%	9,422

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.629121	12.891323	-11.88%	3,895
2010	10.930706	14.629121	33.84%	5,524
2009	6.814794	10.930706	60.40%	7,280
2008	11.445532	6.814794	-40.46%	5,027
2007	11.370804	11.445532	0.66%	5,242
2006	10.226987	11.370804	11.18%	4,032
2005	9.889940	10.226987	3.41%	7,509
2004	9.458357	9.889940	4.56%	7,173
2003	7.200074	9.458357	31.36%	11,292
2002*	10.000000	7.200074	-28.00%	8,651
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.640440	13.366795	-2.01%	6,663
2010	12.457755	13.640440	9.49%	6,663
2009	10.333820	12.457755	20.55%	6,270
2008	15.606841	10.333820	-33.79%	8,543
2007	14.734964	15.606841	5.92%	9,264
2006	12.419543	14.734964	18.64%	11,046
2005	11.848289	12.419543	4.82%	17,560
2004	10.480958	11.848289	13.05%	15,698
2003	8.536736	10.480958	22.77%	16,053
2002*	10.000000	8.536736	-14.63%	995
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.731658	10.377863	-3.30%	0
2010*	10.000000	10.731658	7.32%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.837289	13.689520	-1.07%	0
2010	12.421404	13.837289	11.40%	0
2009*	10.000000	12.421404	24.21%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.113208	10.049284	-0.63%	0
2010	9.170310	10.113208	10.28%	0
2009	7.547477	9.170310	21.50%	0
2008	10.917058	7.547477	-30.87%	0
2007	10.448212	10.917058	4.49%	7,480
2006*	10.000000	10.448212	4.48%	3,523
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.809588	11.251651	4.09%	4,230
2010	10.359202	10.809588	4.35%	0
2009	9.382348	10.359202	10.41%	6,568
2008	10.573953	9.382348	-11.27%	3,315
2007	10.430304	10.573953	1.38%	1,135
2006*	10.000000	10.430304	4.30%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.148227	9.953969	-10.71%	103
2010	10.173918	11.148227	9.58%	103
2009	7.297903	10.173918	39.41%	0
2008	12.080556	7.297903	-39.59%	0
2007	10.730389	12.080556	12.58%	0
2006*	10.000000	10.730389	7.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.866054	9.258052	-6.16%	1,988
2010	8.478706	9.866054	16.36%	4,621
2009	6.205551	8.478706	36.63%	5,073
2008	11.299224	6.205551	-45.08%	6,328
2007	10.257600	11.299224	10.15%	7,333
2006*	10.000000	10.257600	2.58%	3,996
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.390989	8.076510	-3.75%	291
2010	7.680104	8.390989	9.26%	291
2009	5.969082	7.680104	28.66%	291
2008	9.789543	5.969082	-39.03%	0
2007*	10.000000	9.789543	-2.10%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.084641	13.372759	2.20%	0
2010	11.744906	13.084641	11.41%	0
2009	8.166545	11.744906	43.82%	0
2008	11.536825	8.166545	-29.21%	0
2007	11.359568	11.536825	1.56%	0
2006	10.432214	11.359568	8.89%	0
2005*	10.000000	10.432214	4.32%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.725708	7.589381	-13.02%	0
2010	7.681195	8.725708	13.60%	0
2009	5.100655	7.681195	50.59%	0
2008*	10.000000	5.100655	-48.99%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.633034	9.182447	-4.68%	0
2010	7.917563	9.633034	21.67%	0
2009	6.114157	7.917563	29.50%	0
2008*	10.000000	6.114157	-38.86%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.609219	9.151616	-4.76%	0
2010	7.899216	9.609219	21.65%	0
2009	6.112260	7.899216	29.24%	0
2008*	10.000000	6.112260	-38.88%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.135711	8.420665	-7.83%	0
2010	8.072182	9.135711	13.18%	0
2009	6.346384	8.072182	27.19%	0
2008*	10.000000	6.346384	-36.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.137305	9.846262	-2.87%	0
2010	9.326349	10.137305	8.70%	0
2009	7.906100	9.326349	17.96%	0
2008*	10.000000	7.906100	-20.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.718279	9.238068	-4.94%	0
2010	8.783074	9.718279	10.65%	0
2009	7.185138	8.783074	22.24%	0
2008*	10.000000	7.185138	-28.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.593192	10.576522	-0.16%	0
2010	10.074792	10.593192	5.15%	0
2009	9.054467	10.074792	11.27%	0
2008*	10.000000	9.054467	-9.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.928511	9.546924	-3.84%	0
2010	9.055130	9.928511	9.65%	0
2009	7.542347	9.055130	20.06%	0
2008*	10.000000	7.542347	-24.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.484680	8.901724	-6.15%	0
2010	8.502192	9.484680	11.56%	0
2009	6.822678	8.502192	24.62%	0
2008*	10.000000	6.822678	-31.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.304217	10.117396	-1.81%	0
2010	9.599226	10.304217	7.34%	0
2009	8.285451	9.599226	15.86%	0
2008*	10.000000	8.285451	-17.15%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.109700	11.659313	4.95%	0
2010	10.540779	11.109700	5.40%	0
2009	9.842156	10.540779	7.10%	0
2008*	10.000000	9.842156	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.036643	11.543894	4.60%	4,498
2010	10.498770	11.036643	5.12%	373
2009	9.820358	10.498770	6.91%	373
2008*	10.000000	9.820358	-1.80%	126

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.989176	12.517681	4.41%	171
2010	11.263937	11.989176	6.44%	171
2009	9.826168	11.263937	14.63%	5,294
2008*	10.000000	9.826168	-1.74%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	29.296506	22.325347	-23.80%	2
2010	25.672267	29.296506	14.12%	1,519
2009	15.989073	25.672267	60.56%	0
2008	38.605478	15.989073	-58.58%	0
2007	27.010025	38.605478	42.93%	0
2006	20.125433	27.010025	34.21%	1,818
2005	15.447087	20.125433	30.29%	1,818
2004	13.027753	15.447087	18.57%	1,928
2003	8.036053	13.027753	62.12%	1,928
2002*	10.000000	8.036053	-19.64%	816
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.393517	17.066099	-23.79%	7,019
2010	19.627314	22.393517	14.09%	19,660
2009	12.224203	19.627314	60.56%	12,130
2008	29.468725	12.224203	-58.52%	3,299
2007	20.580914	29.468725	43.18%	16,992
2006	15.307966	20.580914	34.45%	10,619
2005	11.735542	15.307966	30.44%	4,694
2004*	10.000000	11.735542	17.36%	3,755
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.327526	14.073507	5.60%	24,970
2010	12.919546	13.327526	3.16%	29,848
2009	12.779374	12.919546	1.10%	18,531
2008	12.050318	12.779374	6.05%	17,228
2007	11.423325	12.050318	5.49%	16,222
2006	11.227530	11.423325	1.74%	21,512
2005	11.043399	11.227530	1.67%	20,139
2004	10.862900	11.043399	1.66%	30,697
2003	10.817550	10.862900	0.42%	43,668
2002*	10.000000	10.817550	8.18%	16,850
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.728306	6.847862	-11.39%	318
2010	6.946617	7.728306	11.25%	318
2009	5.450702	6.946617	27.44%	318
2008*	10.000000	5.450702	-45.49%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.518604	12.786223	-5.42%	8,253
2010	11.978917	13.518604	12.85%	8,543
2009	9.565238	11.978917	25.23%	15,642
2008	15.384111	9.565238	-37.82%	12,794
2007	14.748864	15.384111	4.31%	40,874
2006	12.818201	14.748864	15.06%	32,206
2005	12.062674	12.818201	6.26%	31,787
2004	10.745377	12.062674	12.26%	29,804
2003	8.276782	10.745377	29.83%	35,068
2002*	10.000000	8.276782	-17.23%	8,147
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.454099	12.369957	-0.68%	0
2010	11.519523	12.454099	8.11%	0
2009*	10.000000	11.519523	15.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.321369	12.992591	-2.47%	0
2010	12.077950	13.321369	10.29%	0
2009*	10.000000	12.077950	20.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.383622	12.549440	1.34%	57,590
2010	11.878586	12.383622	4.25%	66,622
2009	11.060772	11.878586	7.39%	40,913
2008	11.954959	11.060772	-7.48%	61,248
2007	11.524069	11.954959	3.74%	67,361
2006	11.025390	11.524069	4.52%	89,099
2005	10.840030	11.025390	1.71%	90,743
2004	10.521213	10.840030	3.03%	90,083
2003	9.903786	10.521213	6.23%	114,227
2002*	10.000000	9.903786	-0.96%	37,637
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.200894	12.991444	-1.59%	51,832
2010	12.089245	13.200894	9.20%	79,233
2009	10.307241	12.089245	17.29%	99,734
2008	13.631611	10.307241	-24.39%	173,030
2007	13.105682	13.631611	4.01%	226,502
2006	11.954265	13.105682	9.63%	242,103
2005	11.525966	11.954265	3.72%	258,346
2004	10.688174	11.525966	7.84%	245,666
2003	9.043080	10.688174	18.19%	206,569
2002*	10.000000	9.043080	-9.57%	89,434

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.527219	13.034745	-3.64%	26,902
2010	12.177212	13.527219	11.09%	48,321
2009	9.943468	12.177212	22.46%	63,028
2008	14.721452	9.943468	-32.46%	60,558
2007	14.088023	14.721452	4.50%	91,737
2006	12.492682	14.088023	12.77%	112,390
2005	11.850697	12.492682	5.42%	108,403
2004	10.738625	11.850697	10.36%	156,914
2003	8.612781	10.738625	24.68%	159,633
2002*	10.000000	8.612781	-13.87%	112,609
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.966469	13.029234	0.48%	19,520
2010	12.136894	12.966469	6.84%	21,200
2009	10.761012	12.136894	12.79%	26,582
2008	12.866095	10.761012	-16.36%	36,082
2007	12.346339	12.866095	4.21%	48,070
2006	11.565999	12.346339	6.75%	59,272
2005	11.243219	11.565999	2.87%	99,098
2004	10.657261	11.243219	5.50%	101,306
2003	9.520757	10.657261	11.94%	65,685
2002*	10.000000	9.520757	-4.79%	21,078
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.844074	13.325468	-3.75%	0
2010	12.924568	13.844074	7.11%	0
2009*	10.000000	12.924568	29.25%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.784817	13.232976	-4.00%	26,956
2010	12.902816	13.784817	6.84%	34,289
2009*	10.000000	12.902816	29.03%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.545546	15.875129	-4.05%	0
2010	13.316628	16.545546	24.25%	0
2009	9.890848	13.316628	34.64%	0
2008	15.812673	9.890848	-37.45%	0
2007	14.934039	15.812673	5.88%	594
2006	13.803458	14.934039	8.19%	594
2005	12.506920	13.803458	10.37%	594
2004	10.976905	12.506920	13.94%	0
2003	8.280298	10.976905	32.57%	0
2002*	10.000000	8.280298	-17.20%	0

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.491435	14.843294	-4.18%	8,383
2010	12.501525	15.491435	23.92%	8,781
2009	9.302751	12.501525	34.39%	11,924
2008	14.907941	9.302751	-37.60%	13,021
2007	14.104203	14.907941	5.70%	15,052
2006	13.053887	14.104203	8.05%	17,203
2005	11.849007	13.053887	10.17%	15,160
2004	10.419971	11.849007	13.71%	15,660
2003	7.880875	10.419971	32.22%	15,657
2002*	10.000000	7.880875	-21.19%	11,135
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.244765	10.086412	-1.55%	7,013
2010	10.406045	10.244765	-1.55%	7,813
2009	10.565443	10.406045	-1.51%	51,368
2008	10.515824	10.565443	0.47%	80,960
2007	10.193741	10.515824	3.16%	71,045
2006	9.905063	10.193741	2.91%	38,979
2005	9.799130	9.905063	1.08%	29,239
2004	9.873298	9.799130	-0.75%	25,880
2003	9.966390	9.873298	-0.93%	22,866
2002*	10.000000	9.966390	-0.34%	11,334
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.099245	8.096336	-11.02%	0
2010	8.121240	9.099245	12.04%	0
2009	6.060724	8.121240	34.00%	0
2008*	10.000000	6.060724	-39.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.959871	9.051477	-17.41%	0
2010	10.491034	10.959871	4.47%	0
2009	8.207310	10.491034	27.83%	0
2008	15.534392	8.207310	-47.17%	0
2007	15.330918	15.534392	1.33%	956
2006	12.685965	15.330918	20.85%	956
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.771659	8.865755	-17.69%	256
2010	10.336403	10.771659	4.21%	267
2009	8.107963	10.336403	27.48%	154
2008	15.380343	8.107963	-47.28%	1,446
2007	15.213340	15.380343	1.10%	1,470
2006	12.623671	15.213340	20.51%	3,754
2005	11.468479	12.623671	10.07%	6,683
2004*	10.000000	11.468479	14.68%	283
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.103739	8.673194	-4.73%	0
2010	8.015864	9.103739	13.57%	0
2009	6.294480	8.015864	27.35%	0
2008*	10.000000	6.294480	-37.06%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.747553	8.087528	-7.55%	14,117
2010	7.880723	8.747553	11.00%	17,257
2009	6.282625	7.880723	25.44%	34,003
2008*	10.000000	6.282625	-37.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.637421	9.066008	-5.93%	0
2010	7.740305	9.637421	24.51%	0
2009	6.204977	7.740305	24.74%	0
2008*	10.000000	6.204977	-37.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.117338	9.729590	-3.83%	0
2010	8.590080	10.117338	17.78%	0
2009	6.687632	8.590080	28.45%	0
2008*	10.000000	6.687632	-33.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.875639	9.639140	-2.39%	1,086
2010	8.018082	9.875639	23.17%	7,197
2009	6.403440	8.018082	25.22%	2,860
2008	12.166155	6.403440	-47.37%	3,578
2007	11.286483	12.166155	7.79%	3,578
2006	11.131397	11.286483	1.39%	3,381
2005	10.494338	11.131397	6.07%	2,533
2004	9.419174	10.494338	11.41%	2,533
2003	7.136522	9.419174	31.99%	2,533
2002*	10.000000	7.136522	-28.63%	676
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.167118	14.175320	-6.54%	0
2010	12.168360	15.167118	24.64%	0
2009	9.792769	12.168360	24.26%	0
2008	14.661089	9.792769	-33.21%	0
2007	15.996054	14.661089	-8.35%	0
2006	13.851719	15.996054	15.48%	0
2005	13.649711	13.851719	1.48%	0
2004	11.819884	13.649711	15.48%	0
2003	7.654018	11.819884	54.43%	0
2002*	10.000000	7.654018	-23.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.808073	12.853123	-6.92%	5,354
2010	11.089422	13.808073	24.52%	15,177
2009	8.949626	11.089422	23.91%	11,364
2008	13.428075	8.949626	-33.35%	335
2007	14.703631	13.428075	-8.68%	1,071
2006	12.753964	14.703631	15.29%	3,613
2005	12.603640	12.753964	1.19%	5,763
2004	10.942237	12.603640	15.18%	3,613
2003	7.104185	10.942237	54.03%	5,298
2002*	10.000000	7.104185	-28.96%	731

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.299792	15.155539	-7.02%	0
2010	13.211177	16.299792	23.38%	0
2009	9.962119	13.211177	32.61%	0
2008	16.371285	9.962119	-39.15%	0
2007	16.283289	16.371285	0.54%	0
2006	14.761857	16.283289	10.31%	0
2005	13.349292	14.761857	10.58%	0
2004	11.392292	13.349292	17.18%	0
2003	8.205908	11.392292	38.83%	0
2002*	10.000000	8.205908	-17.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.366531	15.178252	-7.26%	4,032
2010	13.301381	16.366531	23.04%	5,091
2009	10.050460	13.301381	32.35%	5,793
2008	16.560828	10.050460	-39.31%	8,734
2007	16.510220	16.560828	0.31%	14,061
2006	15.005949	16.510220	10.02%	15,286
2005	13.607722	15.005949	10.28%	12,995
2004	11.636162	13.607722	16.94%	13,733
2003	8.405511	11.636162	38.43%	11,784
2002*	10.000000	8.405511	-15.94%	1,202
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.960472	8.855234	-1.17%	0
2010	8.038491	8.960472	11.47%	0
2009	6.503084	8.038491	23.61%	0
2008	11.313264	6.503084	-42.52%	0
2007	10.651572	11.313264	6.21%	0
2006*	10.000000	10.651572	6.52%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.155055	9.566744	4.50%	1,017
2010	7.162981	9.155055	27.81%	4,896
2009	5.574716	7.162981	28.49%	1,235
2008*	10.000000	5.574716	-44.25%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.462925	10.434896	-0.27%	180
2010	10.376547	10.462925	0.83%	11,565
2009	9.840303	10.376547	5.45%	180
2008*	10.000000	9.840303	-1.60%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.505359	11.644056	-13.78%	0
2010	12.899269	13.505359	4.70%	0
2009*	10.000000	12.899269	28.99%	0

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.114504	12.513892	-4.58%	0
2010	10.842704	13.114504	20.95%	0
2009	8.379915	10.842704	29.39%	0
2008	14.056308	8.379915	-40.38%	0
2007	13.268612	14.056308	5.94%	0
2006	11.852772	13.268612	11.95%	1,238
2005	11.266289	11.852772	5.21%	0
2004*	10.000000	11.266289	12.66%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.567612	13.156284	-9.69%	0
2010	12.758644	14.567612	14.18%	0
2009	9.276871	12.758644	37.53%	0
2008	15.756316	9.276871	-41.12%	0
2007	15.051810	15.756316	4.68%	0
2006	12.990315	15.051810	15.87%	0
2005	11.539692	12.990315	12.57%	0
2004*	10.000000	11.539692	15.40%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.327947	12.908245	-9.91%	1,365
2010	12.582011	14.327947	13.88%	3,229
2009	9.169235	12.582011	37.22%	4,804
2008	15.613350	9.169235	-41.27%	6,082
2007	14.954489	15.613350	4.41%	10,378
2006	12.938136	14.954489	15.58%	7,197
2005	11.522606	12.938136	12.28%	6,922
2004*	10.000000	11.522606	15.23%	2,470
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.464119	14.865563	-9.71%	0
2010	14.420827	16.464119	14.17%	0
2009	10.479849	14.420827	37.61%	0
2008	17.797809	10.479849	-41.12%	0
2007	17.004983	17.797809	4.66%	0
2006	14.675548	17.004983	15.87%	0
2005	13.040128	14.675548	12.54%	0
2004	11.115302	13.040128	17.32%	0
2003	7.894020	11.115302	40.81%	0
2002*	10.000000	7.894020	-21.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.105184	14.503926	-9.94%	1,882
2010	14.138379	16.105184	13.91%	1,882
2009	10.305353	14.138379	37.19%	7,942
2008	17.543236	10.305353	-41.26%	14,225
2007	16.799349	17.543236	4.43%	14,611
2006	14.538652	16.799349	15.55%	19,136
2005	12.946559	14.538652	12.30%	19,222
2004	11.062001	12.946559	17.04%	19,246
2003	7.864982	11.062001	40.65%	20,670
2002*	10.000000	7.864982	-21.35%	7,504

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.421132	16.272189	-0.91%	2,622
2010	14.532733	16.421132	12.99%	2,748
2009	12.466621	14.532733	16.57%	2,685
2008	14.807879	12.466621	-15.81%	4,336
2007	13.730686	14.807879	7.85%	6,858
2006	13.005504	13.730686	5.58%	7,984
2005	12.890134	13.005504	0.90%	9,405
2004	12.074690	12.890134	6.75%	10,905
2003	10.468453	12.074690	15.34%	14,076
2002*	10.000000	10.468453	4.68%	5,181
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.799247	2.704142	-3.40%	0
2010	2.479231	2.799247	12.91%	0
2009	1.986750	2.479231	24.79%	0
2008	9.560634	1.986750	-79.22%	0
2007*	10.000000	9.560634	-4.39%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.928704	3.777529	-3.85%	0
2010	3.475677	3.928704	13.03%	0
2009	2.817160	3.475677	23.38%	0
2008	13.417420	2.817160	-79.00%	0
2007	13.643693	13.417420	-1.66%	0
2006	12.664500	13.643693	7.73%	0
2005	12.572462	12.664500	0.73%	0
2004	11.719537	12.572462	7.28%	0
2003	9.603193	11.719537	22.04%	0
2002*	10.000000	9.603193	-3.97%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.395505	11.183943	-1.86%	7,508
2010	9.993284	11.395505	14.03%	8,615
2009	7.930540	9.993284	26.01%	9,682
2008	13.125417	7.930540	-39.58%	12,564
2007	12.801715	13.125417	2.53%	17,994
2006	11.330500	12.801715	12.98%	19,730
2005	10.883564	11.330500	4.11%	22,962
2004	10.128590	10.883564	7.45%	32,619
2003	8.136771	10.128590	24.48%	42,761
2002*	10.000000	8.136771	-18.63%	9,570
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.667918	16.047013	-3.73%	0
2010	13.719011	16.667918	21.50%	0
2009	10.157063	13.719011	35.07%	0
2008	16.595131	10.157063	-38.79%	0
2007	17.064308	16.595131	-2.75%	0
2006	15.071787	17.064308	13.22%	0
2005	13.926691	15.071787	8.22%	0
2004	11.845461	13.926691	17.57%	0
2003	8.334376	11.845461	42.13%	0
2002*	10.000000	8.334376	-16.66%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.644118	9.268665	-3.89%	0
2010	7.960454	9.644118	21.15%	0
2009	5.907088	7.960454	34.76%	0
2008	9.678450	5.907088	-38.97%	0
2007	9.970470	9.678450	-2.93%	0
2006*	10.000000	9.970470	-0.30%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.685600	12.473254	6.74%	0
2010	10.852457	11.685600	7.68%	0
2009*	10.000000	10.852457	8.52%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.320459	11.257793	-0.55%	0
2010	10.931791	11.320459	3.56%	0
2009*	10.000000	10.931791	9.32%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.775674	11.994236	-6.12%	824
2010	11.345457	12.775674	12.61%	1,140
2009	8.877511	11.345457	27.80%	1,178
2008	14.709772	8.877511	-39.65%	1,210
2007	15.903032	14.709772	-7.50%	1,277
2006	13.935435	15.903032	14.12%	271
2005	13.450952	13.935435	3.60%	25
2004	12.296362	13.450952	9.39%	25
2003*	10.000000	12.296362	22.96%	25
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.748786	10.425944	-18.22%	0
2010	11.769357	12.748786	8.32%	0
2009	9.591854	11.769357	22.70%	0
2008	17.383373	9.591854	-44.82%	0
2007	16.295155	17.383373	6.68%	0
2006	12.958826	16.295155	25.75%	0
2005	11.731315	12.958826	10.46%	0
2004	10.255110	11.731315	14.39%	0
2003	8.104436	10.255110	26.54%	0
2002*	10.000000	8.104436	-18.96%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.195273	13.315099	-6.20%	0
2010	11.444790	14.195273	24.03%	0
2009	8.838125	11.444790	29.49%	0
2008	14.805031	8.838125	-40.30%	0
2007	17.231207	14.805031	-14.08%	0
2006	14.921148	17.231207	15.48%	0
2005	14.159691	14.921148	5.38%	0
2004	11.395302	14.159691	24.26%	0
2003	7.734536	11.395302	47.33%	0
2002*	10.000000	7.734536	-22.65%	0

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.908160	11.248893	-19.12%	1,829
2010	11.694683	13.908160	18.93%	6,595
2009	7.247719	11.694683	61.36%	7,097
2008	11.691682	7.247719	-38.01%	2,028
2007	11.255424	11.691682	3.88%	2,161
2006	10.842793	11.255424	3.81%	1,952
2005	10.419822	10.842793	4.06%	2,023
2004	10.076730	10.419822	3.40%	2,097
2003	8.194146	10.076730	22.97%	0
2002*	10.000000	8.194146	-18.06%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.179657	11.601585	3.77%	0
2010	10.626812	11.179657	5.20%	0
2009	9.868405	10.626812	7.69%	0
2008	11.194198	9.868405	-11.84%	0
2007	10.807431	11.194198	3.58%	78
2006	10.599662	10.807431	1.96%	78
2005	10.358581	10.599662	2.33%	78
2004	10.109894	10.358581	2.46%	78
2003*	10.000000	10.109894	1.10%	78
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.306131	15.315916	-6.07%	764
2010	13.064835	16.306131	24.81%	764
2009*	10.000000	13.064835	30.65%	0
Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.246033	11.392679	-6.97%	0
2010	11.251448	12.246033	8.84%	0
2009	9.097607	11.251448	23.67%	2,116
2008	13.029333	9.097607	-31.45%	4,183
2007	12.382371	13.029333	5.22%	7,169
2006	11.389945	12.382371	8.71%	9,975
2005	11.124221	11.389945	2.39%	14,441
2004	10.665990	11.124221	4.30%	20,527
2003	9.236951	10.665990	15.47%	19,226
2002*	10.000000	9.236951	-7.63%	13,797

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.701578	11.169953	4.38%	3,801
2010	9.641479	10.701578	11.00%	5,172
2009	8.141536	9.641479	18.42%	9,654
2008	13.951751	8.141536	-41.65%	13,578
2007	13.522612	13.951751	3.17%	24,083
2006	11.746786	13.522612	15.12%	24,773
2005	11.412717	11.746786	2.93%	25,906
2004	10.428037	11.412717	9.44%	27,565
2003	8.017175	10.428037	30.07%	20,466
2002*	10.000000	8.017175	-19.83%	2,094
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.127664	12.785103	-20.73%	5,062
2010	15.714091	16.127664	2.63%	5,878
2009	11.885853	15.714091	32.21%	9,203
2008	25.856845	11.885853	-54.03%	14,364
2007	24.890155	25.856845	3.88%	15,207
2006	18.719533	24.890155	32.96%	15,512
2005	16.325904	18.719533	14.66%	17,468
2004	13.284662	16.325904	22.89%	17,630
2003	9.378586	13.284662	41.65%	27,781
2002*	10.000000	9.378586	-6.21%	14,345
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.211697	9.671486	-5.29%	2,600
2010	9.448693	10.211697	8.08%	2,464
2009	7.003584	9.448693	34.91%	2,808
2008	11.827488	7.003584	-40.79%	5,527
2007	10.580405	11.827488	11.79%	6,974
2006	10.821365	10.580405	-2.23%	6,716
2005	9.575494	10.821365	13.01%	14,633
2004	8.981652	9.575494	6.61%	16,082
2003	7.398726	8.981652	21.39%	15,524
2002*	10.000000	7.398726	-26.01%	6,981
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.084678	17.160666	-10.08%	3,959
2010	15.320972	19.084678	24.57%	4,465
2009	10.914315	15.320972	40.38%	9,030
2008	17.263299	10.914315	-36.78%	16,897
2007	17.281568	17.263299	-0.11%	16,118
2006	15.377862	17.281568	12.38%	16,649
2005	14.655318	15.377862	4.93%	21,842
2004	12.507784	14.655318	17.17%	22,339
2003	9.021757	12.507784	38.64%	23,613
2002*	10.000000	9.021757	-9.78%	7,927
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.012002	12.338136	-5.18%	545
2010	12.047512	13.012002	8.01%	545
2009*	10.000000	12.047512	20.48%	2,069

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.993802	15.826981	-1.04%	0
2010	12.917443	15.993802	23.82%	0
2009	10.499785	12.917443	23.03%	0
2008	15.445658	10.499785	-32.02%	0
2007	15.801708	15.445658	-2.25%	0
2006	14.035313	15.801708	12.59%	0
2005	13.300763	14.035313	5.52%	0
2004	11.089928	13.300763	19.94%	0
2003	8.179731	11.089928	35.58%	0
2002*	10.000000	8.179731	-18.20%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.462920	11.381548	-0.71%	0
2010	10.145967	11.462920	12.98%	0
2009	7.708778	10.145967	31.62%	0
2008	11.947102	7.708778	-35.48%	0
2007	11.265359	11.947102	6.05%	0
2006	10.483470	11.265359	7.46%	0
2005	10.281699	10.483470	1.96%	0
2004	9.837878	10.281699	4.51%	0
2003	7.934461	9.837878	23.99%	0
2002*	10.000000	7.934461	-20.66%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.238356	12.269069	0.25%	0
2010	10.830196	12.238356	13.00%	0
2009	8.712043	10.830196	24.31%	0
2008	14.085584	8.712043	-38.15%	0
2007	13.601096	14.085584	3.56%	0
2006	11.966974	13.601096	13.66%	0
2005	11.616017	11.966974	3.02%	0
2004	10.669550	11.616017	8.87%	0
2003	8.446991	10.669550	26.31%	0
2002*	10.000000	8.446991	-15.53%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.641088	13.640792	0.00%	14,318
2010	12.103302	13.641088	12.71%	14,318
2009	9.758522	12.103302	24.03%	15,636
2008	15.822529	9.758522	-38.33%	27,449
2007	15.316694	15.822529	3.30%	32,055
2006	13.510602	15.316694	13.37%	32,464
2005	13.146761	13.510602	2.77%	32,906
2004	12.107122	13.146761	8.59%	33,463
2003*	10.000000	12.107122	21.07%	6,887

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.020213	10.246859	-7.02%	3,159
2010	9.910183	11.020213	11.20%	4,677
2009	8.891775	9.910183	11.45%	2,526
2008	12.848275	8.891775	-30.79%	2,435
2007	11.910009	12.848275	7.88%	2,349
2006	10.453364	11.910009	13.93%	2,432
2005	10.445777	10.453364	0.07%	2,483
2004	9.910964	10.445777	5.40%	2,498
2003	8.130621	9.910964	21.90%	2,536
2002*	10.000000	8.130621	-18.69%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.565908	18.136415	3.25%	26,231
2010	15.606720	17.565908	12.55%	29,529
2009	10.401808	15.606720	50.04%	16,020
2008	14.303607	10.401808	-27.28%	19,394
2007	14.088671	14.303607	1.53%	20,393
2006	12.948753	14.088671	8.80%	31,431
2005	12.866475	12.948753	0.64%	39,176
2004	11.869662	12.866475	8.40%	40,133
2003	9.904156	11.869662	19.85%	32,631
2002*	10.000000	9.904156	-0.96%	10,575
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.565046	13.651931	0.64%	0
2010	12.705084	13.565046	6.77%	0
2009	10.720802	12.705084	18.51%	0
2008	11.751573	10.720802	-8.77%	0
2007	11.333522	11.751573	3.69%	0
2006	11.057929	11.333522	2.49%	0
2005	11.093317	11.057929	-0.32%	0
2004	10.879854	11.093317	1.96%	0
2003	10.565900	10.879854	2.97%	0
2002*	10.000000	10.565900	5.66%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.427213	13.475945	0.36%	4,980
2010	12.601811	13.427213	6.55%	8,079
2009	10.658382	12.601811	18.23%	11,744
2008	11.716643	10.658382	-9.03%	16,215
2007	11.326011	11.716643	3.45%	33,529
2006	11.075534	11.326011	2.26%	29,805
2005	11.145122	11.075534	-0.62%	32,213
2004	10.962410	11.145122	1.67%	35,788
2003	10.667089	10.962410	2.77%	47,768
2002*	10.000000	10.667089	6.67%	16,815

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.393722	11.867994	-4.24%	0
2010	11.034696	12.393722	12.32%	0
2009	8.697102	11.034696	26.88%	0
2008	12.417435	8.697102	-29.96%	0
2007	10.940202	12.417435	13.50%	0
2006	10.367483	10.940202	5.52%	0
2005	10.137395	10.367483	2.27%	0
2004	9.778212	10.137395	3.67%	0
2003	8.427977	9.778212	16.02%	0
2002	9.396957	8.427977	-10.31%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.555243	11.050547	-4.37%	1,518
2010	10.304220	11.555243	12.14%	1,518
2009	8.132681	10.304220	26.70%	1,518
2008	11.625610	8.132681	-30.05%	1,518
2007	10.258918	11.625610	13.32%	1,518
2006	9.730875	10.258918	5.43%	1,518
2005	9.528407	9.730875	2.12%	1,518
2004	9.206638	9.528407	3.49%	1,518
2003	7.951733	9.206638	15.78%	1,518
2002	8.883133	7.951733	-10.49%	1,518
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.506944	9.691455	-7.76%	0
2010	9.190909	10.506944	14.32%	0
2009	7.033960	9.190909	30.66%	0
2008	11.148267	7.033960	-36.91%	0
2007	9.531478	11.148267	16.96%	0
2006	9.065170	9.531478	5.14%	0
2005	8.875650	9.065170	2.14%	0
2004	8.521194	8.875650	4.16%	0
2003	7.031903	8.521194	21.18%	0
2002	8.461230	7.031903	-16.89%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.630111	8.864139	-7.95%	690
2010	8.434980	9.630111	14.17%	721
2009	6.473913	8.434980	30.29%	746
2008	10.270890	6.473913	-36.97%	768
2007	8.801518	10.270890	16.69%	819
2006	8.380699	8.801518	5.02%	1,806
2005	8.223411	8.380699	1.91%	1,806
2004	7.911639	8.223411	3.94%	1,806
2003	6.535322	7.911639	21.06%	1,806
2002	7.890448	6.535322	-17.17%	1,806

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.983356	11.346444	-5.31%	0
2010	10.321384	11.983356	16.10%	0
2009	7.581228	10.321384	36.14%	0
2008	11.677747	7.581228	-35.08%	0
2007	10.898795	11.677747	7.15%	0
2006	9.920791	10.898795	9.86%	0
2005	9.546141	9.920791	3.92%	0
2004	9.202385	9.546141	3.74%	0
2003	7.957246	9.202385	15.65%	0
2002	8.862535	7.957246	-10.21%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.324296	11.663512	-5.36%	4,791
2010	10.635986	12.324296	15.87%	4,955
2009	7.814267	10.635986	36.11%	5,125
2008	12.059687	7.814267	-35.20%	5,320
2007	11.273813	12.059687	6.97%	6,571
2006	10.275101	11.273813	9.72%	10,142
2005	9.894860	10.275101	3.84%	10,606
2004	9.563564	9.894860	3.46%	12,201
2003	8.277726	9.563564	15.53%	14,265
2002	9.237597	8.277726	-10.39%	13,412
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.666971	8.299593	-4.24%	0
2010	7.460159	8.666971	16.18%	0
2009	5.578077	7.460159	33.74%	0
2008	9.639075	5.578077	-42.13%	0
2007	9.162140	9.639075	5.21%	0
2006	8.167728	9.162140	12.17%	0
2005	6.860697	8.167728	19.05%	0
2004	6.884489	6.860697	-0.35%	0
2003	5.589135	6.884489	23.18%	0
2002	6.122434	5.589135	-8.71%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.530743	8.162165	-4.32%	228
2010	7.347797	8.530743	16.10%	954
2009	5.499204	7.347797	33.62%	954
2008	9.528641	5.499204	-42.29%	1,070
2007	9.073787	9.528641	5.01%	1,228
2006	8.101693	9.073787	12.00%	1,258
2005	6.822370	8.101693	18.75%	1,288
2004	6.845534	6.822370	-0.34%	1,319
2003	5.569356	6.845534	22.91%	1,235
2002	6.122437	5.569356	-9.03%	228

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.661560	10.581418	-0.75%	0
2010	9.414347	10.661560	13.25%	0
2009	7.357803	9.414347	27.95%	0
2008	13.051181	7.357803	-43.62%	0
2007	13.079150	13.051181	-0.21%	0
2006	11.068633	13.079150	18.16%	0
2005	10.635699	11.068633	4.07%	0
2004	9.704043	10.635699	9.60%	0
2003	7.573088	9.704043	28.14%	0
2002	9.272487	7.573088	-18.33%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.451578	11.342512	-0.95%	15,455
2010	10.126981	11.451578	13.08%	21,150
2009	7.923737	10.126981	27.81%	27,850
2008	14.081481	7.923737	-43.73%	32,632
2007	14.131886	14.081481	-0.36%	44,355
2006	11.974577	14.131886	18.02%	50,728
2005	11.526633	11.974577	3.89%	50,336
2004	10.531033	11.526633	9.45%	57,610
2003	8.230585	10.531033	27.95%	45,410
2002	10.096273	8.230585	-18.48%	14,826
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.274087	9.269695	-0.05%	0
2010	8.219576	9.274087	12.83%	0
2009	6.569031	8.219576	25.13%	0
2008	11.465979	6.569031	-42.71%	0
2007	10.404771	11.465979	10.20%	0
2006	9.356161	10.404771	11.21%	0
2005	8.842224	9.356161	5.81%	0
2004	8.497113	8.842224	4.06%	0
2003	6.986435	8.497113	21.62%	0
2002	8.522859	6.986435	-18.03%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.405334	9.380926	-0.26%	9,704
2010	8.344275	9.405334	12.72%	10,312
2009	6.676315	8.344275	24.98%	13,916
2008	11.677927	6.676315	-42.83%	17,444
2007	10.610638	11.677927	10.06%	18,685
2006	9.554394	10.610638	11.06%	19,317
2005	9.040298	9.554394	5.69%	19,671
2004	8.706390	9.040298	3.84%	21,396
2003	7.167473	8.706390	21.47%	24,563
2002	8.759735	7.167473	-18.18%	19,620

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.679131	8.552614	-1.46%	517
2010	7.109761	8.679131	22.07%	539
2009	5.638305	7.109761	26.10%	539
2008	10.859663	5.638305	-48.08%	539
2007	8.699551	10.859663	24.83%	539
2006	8.283021	8.699551	5.03%	539
2005	7.965428	8.283021	3.99%	539
2004	7.839114	7.965428	1.61%	539
2003	5.999654	7.839114	30.66%	539
2002	8.735373	5.999654	-31.32%	539
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.685398	6.576518	-1.63%	18,733
2010	5.485147	6.685398	21.88%	19,526
2009	4.356142	5.485147	25.92%	23,993
2008	8.401970	4.356142	-48.15%	31,685
2007	6.741914	8.401970	24.62%	58,123
2006	6.428722	6.741914	4.87%	55,368
2005	6.192218	6.428722	3.82%	56,788
2004	6.102357	6.192218	1.47%	64,218
2003	4.678914	6.102357	30.42%	65,430
2002	6.821878	4.678914	-31.41%	28,553
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.251350	9.178672	-10.46%	0
2010	8.355107	10.251350	22.70%	0
2009	6.076753	8.355107	37.49%	0
2008	12.079691	6.076753	-49.69%	0
2007	10.447543	12.079691	15.62%	0
2006	9.792180	10.447543	6.69%	0
2005	9.215641	9.792180	6.26%	0
2004	8.496522	9.215641	8.46%	0
2003	6.617605	8.496522	28.39%	0
2002	9.129753	6.617605	-27.52%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.024115	8.954989	-10.67%	0
2010	8.170368	10.024115	22.69%	0
2009	5.959486	8.170368	37.10%	3,242
2008	11.853279	5.959486	-49.72%	17,517
2007	10.268714	11.853279	15.43%	22,826
2006	9.636274	10.268714	6.56%	23,497
2005	9.088935	9.636274	6.02%	23,606
2004	8.399945	9.088935	8.20%	25
2003	6.552177	8.399945	28.20%	11,058
2002	9.074349	6.552177	-27.79%	110

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.417544	11.676381	2.27%	0
2010	10.197159	11.417544	11.97%	0
2009	7.207705	10.197159	41.48%	0
2008	9.774914	7.207705	-26.26%	0
2007	9.677626	9.774914	1.01%	0
2006	8.845774	9.677626	9.40%	0
2005	8.767976	8.845774	0.89%	0
2004	8.139855	8.767976	7.72%	0
2003	6.514991	8.139855	24.94%	0
2002	6.389730	6.514991	1.96%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.228197	12.480138	2.06%	1,674
2010	10.932229	12.228197	11.85%	2,628
2009	7.744032	10.932229	41.17%	5,191
2008	10.513144	7.744032	-26.34%	7,607
2007	10.420123	10.513144	0.89%	25,644
2006	9.537576	10.420123	9.25%	26,717
2005	9.473189	9.537576	0.68%	30,535
2004	8.801322	9.473189	7.63%	33,546
2003	7.056444	8.801322	24.73%	30,731
2002	6.942163	7.056444	1.65%	3,359
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.393900	11.620332	1.99%	0
2010	10.175735	11.393900	11.97%	0
2009	7.206471	10.175735	41.20%	618
2008	9.788832	7.206471	-26.38%	973
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.435687	11.702747	2.34%	0
2010	10.224645	11.435687	11.84%	0
2009	7.219256	10.224645	41.63%	0
2008	9.779485	7.219256	-26.18%	0
2007*	10.000000	9.779485	-2.21%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.346063	9.384348	0.41%	733
2010	8.257396	9.346063	13.18%	765
2009	6.628150	8.257396	24.58%	765
2008	10.691951	6.628150	-38.01%	765
2007	10.306169	10.691951	3.74%	765
2006	9.049819	10.306169	13.88%	765
2005	8.773332	9.049819	3.15%	765
2004	8.060356	8.773332	8.85%	1,475
2003	6.379069	8.060356	26.36%	1,475
2002	8.338036	6.379069	-23.49%	1,475

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.091970	16.996532	5.62%	0
2010	15.169617	16.091970	6.08%	0
2009	13.321638	15.169617	13.87%	0
2008	13.992947	13.321638	-4.80%	0
2007	13.629214	13.992947	2.67%	218
2006	13.272964	13.629214	2.68%	676
2005	13.198905	13.272964	0.56%	691
2004	12.841371	13.198905	2.78%	707
2003	12.404623	12.841371	3.52%	723
2002	11.424622	12.404623	8.58%	443
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	37.944960	33.337285	-12.14%	0
2010	29.961500	37.944960	26.65%	0
2009	21.746635	29.961500	37.78%	0
2008	36.535499	21.746635	-40.48%	0
2007	32.153232	36.535499	13.63%	0
2006	29.020806	32.153232	10.79%	0
2005	24.949349	29.020806	16.32%	0
2004	20.320880	24.949349	22.78%	0
2003	14.907770	20.320880	36.31%	0
2002	16.814244	14.907770	-11.34%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.526971	20.638654	-12.28%	6,616
2010	18.596022	23.526971	26.52%	11,651
2009	13.522758	18.596022	37.52%	18,177
2008	22.755860	13.522758	-40.57%	25,590
2007	20.052199	22.755860	13.48%	36,640
2006	18.128826	20.052199	10.61%	45,269
2005	15.610305	18.128826	16.13%	62,556
2004	12.726188	15.610305	22.66%	55,314
2003	9.354629	12.726188	36.04%	44,877
2002	10.566070	9.354629	-11.47%	5,986
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.671972	11.498267	-1.49%	0
2010	11.833005	11.671972	-1.36%	0
2009	11.939341	11.833005	-0.89%	0
2008	11.776824	11.939341	1.38%	17,329
2007	11.379864	11.776824	3.49%	4,585
2006	11.025175	11.379864	3.22%	0
2005	10.873037	11.025175	1.40%	0
2004	10.918092	10.873037	-0.41%	0
2003	10.985900	10.918092	-0.62%	0
2002	10.978600	10.985900	0.07%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.893243	9.686950	-18.55%	0
2010	10.696694	11.893243	11.19%	0
2009	8.597601	10.696694	24.41%	0
2008	15.565504	8.597601	-44.77%	0
2007	13.497484	15.565504	15.32%	0
2006	11.629234	13.497484	16.07%	0
2005	9.933233	11.629234	17.07%	0
2004	8.894971	9.933233	11.67%	0
2003	6.312260	8.894971	40.92%	0
2002	8.053339	6.312260	-21.62%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.453933	7.689753	-18.66%	1,608
2010	8.515102	9.453933	11.03%	1,795
2009	6.855931	8.515102	24.20%	5,083
2008	12.433301	6.855931	-44.86%	5,267
2007	10.795578	12.433301	15.17%	5,455
2006	9.315081	10.795578	15.89%	7,289
2005	7.969239	9.315081	16.89%	7,477
2004	7.147224	7.969239	11.50%	8,969
2003	5.077927	7.147224	40.75%	7,166
2002	6.487750	5.077927	-21.73%	1,330
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.068080	10.623088	-18.71%	490
2010	11.770717	13.068080	11.02%	945
2009	9.478707	11.770717	24.18%	7,320
2008	17.185339	9.478707	-44.84%	5,035
2007	14.920770	17.185339	15.18%	8,590
2006	12.870128	14.920770	15.93%	3,483
2005	11.014450	12.870128	16.85%	2,899
2004*	10.000000	11.014450	10.14%	2,117
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.212029	10.751423	-18.62%	0
2010	11.880984	13.212029	11.20%	0
2009	9.545535	11.880984	24.47%	0
2008	17.285683	9.545535	-44.78%	0
2007	14.986748	17.285683	15.34%	0
2006	12.912051	14.986748	16.07%	0
2005	11.033330	12.912051	17.03%	0
2004*	10.000000	11.033330	10.33%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.281298	10.818104	-4.11%	0
2010	9.737823	11.281298	15.85%	0
2009	6.952270	9.737823	40.07%	0
2008	13.214213	6.952270	-47.39%	0
2007	13.167799	13.214213	0.35%	0
2006	11.680987	13.167799	12.73%	0
2005	11.189722	11.680987	4.39%	0
2004	10.238060	11.189722	9.30%	0
2003	7.760077	10.238060	31.93%	0
2002	9.362696	7.760077	-17.12%	0

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.115971	10.645487	-4.23%	0
2010	9.612804	11.115971	15.64%	0
2009	6.874582	9.612804	39.83%	0
2008	13.084096	6.874582	-47.46%	0
2007	13.055110	13.084096	0.22%	0
2006	11.596002	13.055110	12.58%	1,307
2005	11.134117	11.596002	4.15%	1,307
2004	10.200411	11.134117	9.15%	1,307
2003	7.750531	10.200411	31.61%	0
2002	9.362709	7.750531	-17.22%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.283186	13.708373	-10.30%	0
2010	12.282255	15.283186	24.43%	0
2009	7.930256	12.282255	54.88%	0
2008	16.507252	7.930256	-51.96%	0
2007	15.887483	16.507252	3.90%	0
2006	13.894538	15.887483	14.34%	0
2005	13.768091	13.894538	0.92%	0
2004	12.274971	13.768091	12.16%	0
2003	7.905586	12.274971	55.27%	0
2002*	10.000000	7.905586	-20.94%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.263853	12.767504	-10.49%	1,284
2010	11.473660	14.263853	24.32%	2,715
2009	7.419688	11.473660	54.64%	3,501
2008	15.479408	7.419688	-52.07%	7,806
2007	14.920617	15.479408	3.75%	13,154
2006	13.070238	14.920617	14.16%	13,926
2005	12.967456	13.070238	0.79%	13,991
2004	11.576207	12.967456	12.02%	18,059
2003	7.475794	11.576207	54.85%	52,255
2002*	10.000000	7.475794	-25.24%	3,345
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.431579	14.048912	4.60%	0
2010	11.286424	13.431579	19.01%	0
2009	9.747301	11.286424	15.79%	0
2008	13.559287	9.747301	-28.11%	0
2007	14.121904	13.559287	-3.98%	0
2006	12.220949	14.121904	15.55%	0
2005	11.977998	12.220949	2.03%	0
2004	10.941779	11.977998	9.47%	0
2003	8.904196	10.941779	22.88%	0
2002*	10.000000	8.904196	-10.96%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.156174	8.871033	-3.11%	0
2010	8.439583	9.156174	8.49%	0
2009	6.584786	8.439583	28.17%	0
2008*	10.000000	6.584786	-34.15%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.893183	13.124527	-11.88%	0
2010	13.926978	14.893183	6.94%	0
2009	10.305266	13.926978	35.14%	0
2008	17.523792	10.305266	-41.19%	0
2007	15.381681	17.523792	13.93%	0
2006	12.844170	15.381681	19.76%	0
2005	11.814674	12.844170	8.71%	0
2004	10.100469	11.814674	16.97%	0
2003	7.743777	10.100469	30.43%	0
2002*	10.000000	7.743777	-22.56%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.746456	10.568177	-1.66%	0
2010	9.968552	10.746456	7.80%	0
2009	7.896187	9.968552	26.25%	0
2008	11.487246	7.896187	-31.26%	0
2007	10.798560	11.487246	6.38%	0
2006*	10.000000	10.798560	7.99%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.622302	10.422003	-1.89%	1,934
2010	9.881033	10.622302	7.50%	1,934
2009	7.846153	9.881033	25.93%	2,024
2008	11.443855	7.846153	-31.44%	3,693
2007	10.781507	11.443855	6.14%	5,432
2006*	10.000000	10.781507	7.82%	9,793
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.464123	16.898792	-8.48%	572
2010	16.663187	18.464123	10.81%	799
2009	12.551951	16.663187	32.75%	1,323
2008	21.456049	12.551951	-41.50%	1,614
2007	19.054010	21.456049	12.61%	2,060
2006	15.141344	19.054010	25.84%	2,233
2005	13.072600	15.141344	15.83%	2,531
2004	10.739369	13.072600	21.73%	2,823
2003	8.486795	10.739369	26.54%	6,474
2002*	10.000000	8.486795	-15.13%	3,607
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.199801	14.003095	-7.87%	0
2010	13.536435	15.199801	12.29%	0
2009	10.564701	13.536435	28.13%	0
2008	15.020494	10.564701	-29.66%	0
2007	13.935338	15.020494	7.79%	0
2006	12.730146	13.935338	9.47%	0
2005	12.020998	12.730146	5.90%	0
2004	10.733300	12.020998	12.00%	0
2003	8.567534	10.733300	25.28%	0
2002*	10.000000	8.567534	-14.32%	0

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.782362	9.932155	-7.89%	5,227
2010	9.164480	10.782362	17.65%	6,618
2009	5.622615	9.164480	62.99%	10,590
2008	11.229637	5.622615	-49.93%	11,727
2007	9.784685	11.229637	14.77%	15,984
2006	9.689045	9.784685	0.99%	16,672
2005	9.147438	9.689045	5.92%	18,689
2004	8.706138	9.147438	5.07%	21,276
2003	6.964652	8.706138	25.00%	19,635
2002*	10.000000	6.964652	-30.35%	7,872
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.183322	11.736042	-3.67%	9,865
2010	10.701586	12.183322	13.85%	11,314
2009	8.469600	10.701586	26.35%	14,597
2008	13.407747	8.469600	-36.83%	24,470
2007	13.951808	13.407747	-3.90%	29,834
2006	12.217707	13.951808	14.19%	32,260
2005	11.925671	12.217707	2.45%	37,088
2004	10.320860	11.925671	15.55%	39,697
2003	8.020657	10.320860	28.68%	28,038
2002*	10.000000	8.020657	-19.79%	6,483
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.658677	11.558890	-8.69%	547
2010	11.837444	12.658677	6.94%	2,208
2009*	10.000000	11.837444	18.37%	3,764
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.704581	10.572640	-1.23%	5,174
2010	9.699845	10.704581	10.36%	5,569
2009	7.086883	9.699845	36.87%	10,562
2008	11.428628	7.086883	-37.99%	8,579
2007	10.462038	11.428628	9.24%	13,521
2006	9.907969	10.462038	5.59%	14,211
2005	9.660292	9.907969	2.56%	19,454
2004	9.007982	9.660292	7.24%	18,575
2003	7.466562	9.007982	20.64%	17,815
2002*	10.000000	7.466562	-25.33%	2,208
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.846287	8.168370	-7.66%	9,736
2010	6.957973	8.846287	27.14%	10,312
2009	5.006080	6.957973	38.99%	12,029
2008	10.510418	5.006080	-52.37%	23,994
2007	9.754635	10.510418	7.75%	43,495
2006	9.690255	9.754635	0.66%	44,694
2005	9.573808	9.690255	1.22%	48,095
2004	8.506349	9.573808	12.55%	52,401
2003	6.327967	8.506349	34.42%	38,670
2002*	10.000000	6.327967	-36.72%	16,370

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.563293	12.826805	-11.92%	1,294
2010	10.887032	14.563293	33.77%	3,853
2009	6.791010	10.887032	60.32%	5,059
2008	11.411405	6.791010	-40.49%	4,723
2007	11.342696	11.411405	0.61%	4,873
2006	10.206875	11.342696	11.13%	19,469
2005	9.875485	10.206875	3.36%	20,409
2004	9.449333	9.875485	4.51%	22,242
2003	7.196858	9.449333	31.30%	36,748
2002*	10.000000	7.196858	-28.03%	474
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.579038	13.299889	-2.06%	16,270
2010	12.407975	13.579038	9.44%	17,721
2009	10.297754	12.407975	20.49%	23,614
2008	15.560300	10.297754	-33.82%	23,561
2007	14.698526	15.560300	5.86%	33,428
2006	12.395114	14.698526	18.58%	49,300
2005	11.830979	12.395114	4.77%	46,423
2004	10.470964	11.830979	12.99%	45,009
2003	8.532925	10.470964	22.71%	46,977
2002*	10.000000	8.532925	-14.67%	13,596
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.728047	10.369104	-3.35%	0
2010*	10.000000	10.728047	7.28%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.825581	13.671001	-1.12%	0
2010	12.417195	13.825581	11.34%	0
2009*	10.000000	12.417195	24.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.089236	10.020388	-0.68%	1,742
2010	9.153218	10.089236	10.23%	2,463
2009	7.537242	9.153218	21.44%	905
2008	10.907812	7.537242	-30.90%	941
2007	10.444700	10.907812	4.43%	1,020
2006*	10.000000	10.444700	4.45%	147
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.783999	11.219328	4.04%	618
2010	10.339936	10.783999	4.29%	675
2009	9.369657	10.339936	10.36%	740
2008	10.565011	9.369657	-11.31%	6,696
2007	10.426790	10.565011	1.33%	0
2006*	10.000000	10.426790	4.27%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.121844	9.925368	-10.76%	0
2010	10.154988	11.121844	9.52%	1,034
2009	7.288016	10.154988	39.34%	1,518
2008	12.070327	7.288016	-39.62%	1,569
2007	10.726774	12.070327	12.53%	1,684
2006*	10.000000	10.726774	7.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.842687	9.231445	-6.21%	0
2010	8.462921	9.842687	16.30%	0
2009	6.197142	8.462921	36.56%	1,381
2008	11.289658	6.197142	-45.11%	1,089
2007	10.254148	11.289658	10.10%	561
2006*	10.000000	10.254148	2.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.375360	8.057376	-3.80%	0
2010	7.669690	8.375360	9.20%	0
2009	5.964017	7.669690	28.60%	0
2008	9.786217	5.964017	-39.06%	3,540
2007*	10.000000	9.786217	-2.14%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.047033	13.327561	2.15%	0
2010	11.717100	13.047033	11.35%	0
2009	8.151351	11.717100	43.74%	0
2008	11.521221	8.151351	-29.25%	0
2007	11.349994	11.521221	1.51%	0
2006	10.428702	11.349994	8.83%	0
2005*	10.000000	10.428702	4.29%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.713869	7.575239	-13.07%	0
2010	7.674674	8.713869	13.54%	0
2009	5.098914	7.674674	50.52%	0
2008*	10.000000	5.098914	-49.01%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.620016	9.165383	-4.73%	0
2010	7.910873	9.620016	21.60%	0
2009	6.112083	7.910873	29.43%	0
2008*	10.000000	6.112083	-38.88%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.596199	9.134578	-4.81%	0
2010	7.892510	9.596199	21.59%	0
2009	6.110181	7.892510	29.17%	0
2008*	10.000000	6.110181	-38.90%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.123333	8.404994	-7.87%	0
2010	8.065347	9.123333	13.12%	0
2009	6.344226	8.065347	27.13%	0
2008*	10.000000	6.344226	-36.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.123577	9.827937	-2.92%	0
2010	9.318454	10.123577	8.64%	0
2009	7.903416	9.318454	17.90%	27,528
2008*	10.000000	7.903416	-20.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.705119	9.220877	-4.99%	0
2010	8.775630	9.705119	10.59%	0
2009	7.182694	8.775630	22.18%	0
2008*	10.000000	7.182694	-28.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.578841	10.556847	-0.21%	0
2010	10.066259	10.578841	5.09%	0
2009	9.051407	10.066259	11.21%	0
2008*	10.000000	9.051407	-9.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.915082	9.529175	-3.89%	0
2010	9.047478	9.915082	9.59%	0
2009	7.539794	9.047478	20.00%	0
2008*	10.000000	7.539794	-24.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.471826	8.885150	-6.19%	0
2010	8.494974	9.471826	11.50%	0
2009	6.820361	8.494974	24.55%	0
2008*	10.000000	6.820361	-31.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.290272	10.098600	-1.86%	23,018
2010	9.591116	10.290272	7.29%	8,843
2009	8.282650	9.591116	15.80%	0
2008*	10.000000	8.282650	-17.17%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.094680	11.637659	4.89%	0
2010	10.531878	11.094680	5.34%	0
2009	9.838832	10.531878	7.04%	0
2008*	10.000000	9.838832	-1.61%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.021687	11.522414	4.54%	0
2010	10.489872	11.021687	5.07%	0
2009	9.817027	10.489872	6.85%	0
2008*	10.000000	9.817027	-1.83%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.972943	12.494405	4.36%	0
2010	11.254404	11.972943	6.38%	0
2009	9.822838	11.254404	14.57%	5,448
2008*	10.000000	9.822838	-1.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	29.164691	22.213620	-23.83%	729
2010	25.569708	29.164691	14.06%	767
2009	15.933289	25.569708	60.48%	818
2008	38.490448	15.933289	-58.60%	158
2007	26.943288	38.490448	42.86%	193
2006	20.085879	26.943288	34.14%	792
2005	15.424537	20.085879	30.22%	861
2004	13.015345	15.424537	18.51%	1,327
2003	8.032466	13.015345	62.03%	127
2002*	10.000000	8.032466	-19.68%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.317889	16.999828	-23.83%	1,549
2010	19.570955	22.317889	14.04%	2,264
2009	12.195283	19.570955	60.48%	2,445
2008	29.414021	12.195283	-58.54%	2,857
2007	20.553200	29.414021	43.11%	2,953
2006	15.295088	20.553200	34.38%	12,191
2005	11.731602	15.295088	30.38%	368
2004*	10.000000	11.731602	17.32%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.267587	14.003120	5.54%	16,597
2010	12.867972	13.267587	3.11%	29,470
2009	12.734827	12.867972	1.05%	57,185
2008	12.014407	12.734827	6.00%	71,004
2007	11.395093	12.014407	5.43%	66,344
2006	11.205458	11.395093	1.69%	69,091
2005	11.027273	11.205458	1.62%	69,302
2004	10.852544	11.027273	1.61%	74,204
2003	10.812736	10.852544	0.37%	77,253
2002*	10.000000	10.812736	8.13%	12,788
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.717855	6.835126	-11.44%	0
2010	6.940738	7.717855	11.20%	0
2009	5.448853	6.940738	27.38%	3,909
2008*	10.000000	5.448853	-45.51%	222

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.457800	12.722261	-5.47%	56,346
2010	11.931093	13.457800	12.80%	65,504
2009	9.531890	11.931093	25.17%	76,835
2008	15.338280	9.531890	-37.86%	63,728
2007	14.712442	15.338280	4.25%	126,315
2006	12.793023	14.712442	15.00%	130,863
2005	12.045069	12.793023	6.21%	134,104
2004	10.735134	12.045069	12.20%	132,924
2003	8.273086	10.735134	29.76%	85,102
2002*	10.000000	8.273086	-17.27%	12,305
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.443560	12.353220	-0.73%	0
2010	11.515622	12.443560	8.06%	0
2009*	10.000000	11.515622	15.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.310100	12.975019	-2.52%	0
2010	12.073858	13.310100	10.24%	0
2009*	10.000000	12.073858	20.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.327918	12.486660	1.29%	31,733
2010	11.831165	12.327918	4.20%	38,933
2009	11.022213	11.831165	7.34%	43,639
2008	11.919343	11.022213	-7.53%	70,703
2007	11.495613	11.919343	3.69%	49,562
2006	11.003738	11.495613	4.47%	82,483
2005	10.824218	11.003738	1.66%	85,232
2004	10.511196	10.824218	2.98%	88,811
2003	9.899381	10.511196	6.18%	93,200
2002*	10.000000	9.899381	-1.01%	18,394
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.141492	12.926439	-1.64%	212,518
2010	12.040966	13.141492	9.14%	326,125
2009	10.271290	12.040966	17.23%	436,635
2008	13.590967	10.271290	-24.43%	530,835
2007	13.073277	13.590967	3.96%	681,494
2006	11.930752	13.073277	9.58%	727,574
2005	11.509122	11.930752	3.66%	758,817
2004	10.677986	11.509122	7.78%	780,031
2003	9.039050	10.677986	18.13%	736,885
2002*	10.000000	9.039050	-9.61%	203,720

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.466358	12.969519	-3.69%	61,266
2010	12.128575	13.466358	11.03%	88,011
2009	9.908789	12.128575	22.40%	101,657
2008	14.677574	9.908789	-32.49%	154,469
2007	14.053209	14.677574	4.44%	260,203
2006	12.468121	14.053209	12.71%	280,151
2005	11.833389	12.468121	5.36%	296,492
2004	10.728387	11.833389	10.30%	316,801
2003	8.608934	10.728387	24.62%	318,489
2002*	10.000000	8.608934	-13.91%	105,295
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.908139	12.964038	0.43%	61,946
2010	12.088439	12.908139	6.78%	87,302
2009	10.723499	12.088439	12.73%	100,922
2008	12.827759	10.723499	-16.40%	115,170
2007	12.315832	12.827759	4.16%	150,812
2006	11.543261	12.315832	6.69%	167,458
2005	11.226800	11.543261	2.82%	174,995
2004	10.647097	11.226800	5.44%	195,157
2003	9.516511	10.647097	11.88%	171,334
2002*	10.000000	9.516511	-4.83%	38,044
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.832370	13.307463	-3.79%	0
2010	12.920205	13.832370	7.06%	0
2009*	10.000000	12.920205	29.20%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.773149	13.215069	-4.05%	28,896
2010	12.898447	13.773149	6.78%	33,567
2009*	10.000000	12.898447	28.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.473646	15.798134	-4.10%	0
2010	13.265494	16.473646	24.18%	0
2009	9.857868	13.265494	34.57%	0
2008	15.767986	9.857868	-37.48%	0
2007	14.899435	15.767986	5.83%	0
2006	13.778453	14.899435	8.14%	0
2005	12.490583	13.778453	10.31%	0
2004	10.968137	12.490583	13.88%	0
2003	8.277870	10.968137	32.50%	0
2002*	10.000000	8.277870	-17.22%	0

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.423366	14.770588	-4.23%	9,476
2010	12.452912	15.423366	23.85%	12,603
2009	9.271291	12.452912	34.32%	19,501
2008	14.865091	9.271291	-37.63%	22,828
2007	14.070860	14.865091	5.64%	23,676
2006	13.029628	14.070860	7.99%	24,082
2005	11.832978	13.029628	10.11%	33,717
2004	10.411154	11.832978	13.66%	37,068
2003	7.878199	10.411154	32.15%	45,165
2002*	10.000000	7.878199	-21.22%	10,942
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.198471	10.035748	-1.60%	19,578
2010	10.364286	10.198471	-1.60%	21,893
2009	10.528391	10.364286	-1.56%	30,033
2008	10.484270	10.528391	0.42%	83,685
2007	10.168347	10.484270	3.11%	27,749
2006	9.885394	10.168347	2.86%	19,009
2005	9.784628	9.885394	1.03%	18,139
2004	9.863696	9.784628	-0.80%	17,240
2003	9.961759	9.863696	-0.98%	23,840
2002*	10.000000	9.961759	-0.38%	2,992
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.086965	8.081307	-11.07%	0
2010	8.114390	9.086965	11.99%	0
2009	6.058679	8.114390	33.93%	0
2008*	10.000000	6.058679	-39.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.922849	9.016328	-17.45%	0
2010	10.460910	10.922849	4.42%	0
2009	8.187894	10.460910	27.76%	0
2008	15.505537	8.187894	-47.19%	0
2007	15.310254	15.505537	1.28%	0
2006	12.675291	15.310254	20.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.735276	8.831320	-17.74%	0
2010	10.306722	10.735276	4.16%	0
2009	8.088797	10.306722	27.42%	0
2008	15.351794	8.088797	-47.31%	0
2007	15.192857	15.351794	1.05%	0
2006	12.613064	15.192857	20.45%	0
2005	11.464644	12.613064	10.02%	7,983
2004*	10.000000	11.464644	14.65%	6,230
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.091405	8.657050	-4.78%	0
2010	8.009068	9.091405	13.51%	0
2009	6.292346	8.009068	27.28%	0
2008*	10.000000	6.292346	-37.08%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.735710	8.072481	-7.59%	39,064
2010	7.874053	8.735710	10.94%	45,526
2009	6.280491	7.874053	25.37%	56,925
2008*	10.000000	6.280491	-37.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.624361	9.049132	-5.98%	0
2010	7.733736	9.624361	24.45%	0
2009	6.202867	7.733736	24.68%	144
2008*	10.000000	6.202867	-37.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.103648	9.711509	-3.88%	0
2010	8.582814	10.103648	17.72%	0
2009	6.685366	8.582814	28.38%	0
2008*	10.000000	6.685366	-33.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.831145	9.590852	-2.44%	3,368
2010	7.986016	9.831145	23.10%	3,593
2009	6.381079	7.986016	25.15%	2,968
2008	12.129851	6.381079	-47.39%	3,567
2007	11.258554	12.129851	7.74%	9,005
2006	11.109486	11.258554	1.34%	5,486
2005	10.478980	11.109486	6.02%	5,860
2004	9.410180	10.478980	11.36%	8,208
2003	7.133330	9.410180	31.92%	8,942
2002*	10.000000	7.133330	-28.67%	2,229
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.101149	14.106511	-6.59%	0
2010	12.121575	15.101149	24.58%	0
2009	9.760076	12.121575	24.20%	0
2008	14.619589	9.760076	-33.24%	0
2007	15.958937	14.619589	-8.39%	0
2006	13.826577	15.958937	15.42%	0
2005	13.631839	13.826577	1.43%	0
2004	11.810405	13.631839	15.42%	0
2003	7.651755	11.810405	54.35%	0
2002*	10.000000	7.651755	-23.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.747380	12.790132	-6.96%	4,091
2010	11.046280	13.747380	24.45%	4,369
2009	8.919344	11.046280	23.85%	14,496
2008	13.389464	8.919344	-33.39%	14,008
2007	14.668850	13.389464	-8.72%	10,169
2006	12.730241	14.668850	15.23%	27,922
2005	12.586559	12.730241	1.14%	13,769
2004	10.932961	12.586559	15.12%	15,636
2003	7.101763	10.932961	53.95%	16,525
2002*	10.000000	7.101763	-28.98%	2,592

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.228900	15.081972	-7.07%	0
2010	13.160391	16.228900	23.32%	0
2009	9.928868	13.160391	32.55%	0
2008	16.324975	9.928868	-39.18%	0
2007	16.245531	16.324975	0.49%	0
2006	14.735089	16.245531	10.25%	0
2005	13.331833	14.735089	10.53%	0
2004	11.383185	13.331833	17.12%	0
2003	8.203502	11.383185	38.76%	0
2002*	10.000000	8.203502	-17.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.292962	15.102379	-7.31%	1,134
2010	13.248310	16.292962	22.98%	2,191
2009	10.015447	13.248310	32.28%	2,489
2008	16.511519	10.015447	-39.34%	3,274
2007	16.469469	16.511519	0.26%	6,654
2006	14.976491	16.469469	9.97%	5,220
2005	13.587878	14.976491	10.22%	22,498
2004	11.625089	13.587878	16.88%	18,500
2003	8.401765	11.625089	38.36%	3,525
2002*	10.000000	8.401765	-15.98%	573
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.939218	8.829739	-1.22%	589
2010	8.023497	8.939218	11.41%	589
2009	6.494259	8.023497	23.55%	894
2008	11.303668	6.494259	-42.55%	0
2007	10.647985	11.303668	6.16%	0
2006*	10.000000	10.647985	6.48%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.142631	9.548921	4.44%	749
2010	7.156887	9.142631	27.75%	749
2009	5.572806	7.156887	28.43%	4,353
2008*	10.000000	5.572806	-44.27%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.448755	10.415485	-0.32%	0
2010	10.367761	10.448755	0.78%	0
2009	9.836967	10.367761	5.40%	0
2008*	10.000000	9.836967	-1.63%	3,319
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.493927	11.628298	-13.83%	0
2010	12.894893	13.493927	4.65%	0
2009*	10.000000	12.894893	28.95%	0

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.070198	12.465294	-4.63%	0
2010	10.811558	13.070198	20.89%	0
2009	8.360084	10.811558	29.32%	0
2008	14.030202	8.360084	-40.41%	0
2007	13.250742	14.030202	5.88%	0
2006	11.842802	13.250742	11.89%	0
2005	11.262512	11.842802	5.15%	70
2004*	10.000000	11.262512	12.63%	4,385
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.518398	13.105183	-9.73%	0
2010	12.721995	14.518398	14.12%	0
2009	9.254925	12.721995	37.46%	0
2008	15.727055	9.254925	-41.15%	0
2007	15.031533	15.727055	4.63%	0
2006	12.979389	15.031533	15.81%	0
2005	11.535818	12.979389	12.51%	0
2004*	10.000000	11.535818	15.36%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.279575	12.858138	-9.95%	4,302
2010	12.545889	14.279575	13.82%	4,246
2009	9.147556	12.545889	37.15%	5,210
2008	15.584368	9.147556	-41.30%	5,514
2007	14.934359	15.584368	4.35%	5,742
2006	12.927265	14.934359	15.53%	4,877
2005	11.518744	12.927265	12.23%	28,429
2004*	10.000000	11.518744	15.19%	2,156
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.392550	14.793433	-9.76%	0
2010	14.365426	16.392550	14.11%	0
2009	10.444889	14.365426	37.54%	0
2008	17.747472	10.444889	-41.15%	0
2007	16.965551	17.747472	4.61%	0
2006	14.648935	16.965551	15.81%	0
2005	13.023077	14.648935	12.48%	0
2004	11.106404	13.023077	17.26%	0
2003	7.891700	11.106404	40.74%	0
2002*	10.000000	7.891700	-21.08%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.032710	14.431346	-9.99%	4,737
2010	14.081912	16.032710	13.85%	6,455
2009	10.269421	14.081912	37.12%	7,716
2008	17.490969	10.269421	-41.29%	10,011
2007	16.757863	17.490969	4.37%	10,824
2006	14.510090	16.757863	15.49%	11,167
2005	12.927665	14.510090	12.24%	11,338
2004	11.051460	12.927665	16.98%	13,465
2003	7.861475	11.051460	40.58%	38,743
2002*	10.000000	7.861475	-21.39%	5,798

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.347261	16.190780	-0.96%	13,963
2010	14.474712	16.347261	12.94%	14,538
2009	12.423158	14.474712	16.51%	19,488
2008	14.763757	12.423158	-15.85%	25,982
2007	13.696766	14.763757	7.79%	36,250
2006	12.979940	13.696766	5.52%	39,273
2005	12.871328	12.979940	0.84%	48,247
2004	12.063199	12.871328	6.70%	49,566
2003	10.463799	12.063199	15.29%	30,282
2002*	10.000000	10.463799	4.64%	15,995
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.794034	2.697748	-3.45%	0
2010	2.475866	2.794034	12.85%	0
2009	1.985066	2.475866	24.72%	0
2008	9.557390	1.985066	-79.23%	0
2007*	10.000000	9.557390	-4.43%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.911600	3.759187	-3.90%	0
2010	3.462303	3.911600	12.98%	0
2009	2.807755	3.462303	23.31%	0
2008	13.379469	2.807755	-79.01%	0
2007	13.612052	13.379469	-1.71%	0
2006	12.641526	13.612052	7.68%	0
2005	12.556011	12.641526	0.68%	0
2004	11.710142	12.556011	7.22%	0
2003	9.600368	11.710142	21.98%	0
2002*	10.000000	9.600368	-4.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.344210	11.127959	-1.91%	16,556
2010	9.953352	11.344210	13.97%	22,453
2009	7.902862	9.953352	25.95%	45,502
2008	13.086272	7.902862	-39.61%	54,724
2007	12.770063	13.086272	2.48%	63,433
2006	11.308206	12.770063	12.93%	66,855
2005	10.867656	11.308206	4.05%	67,670
2004	10.118926	10.867656	7.40%	70,831
2003	8.133139	10.118926	24.42%	57,144
2002*	10.000000	8.133139	-18.67%	13,867
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.595454	15.969146	-3.77%	0
2010	13.666301	16.595454	21.43%	0
2009	10.123178	13.666301	35.00%	0
2008	16.548182	10.123178	-38.83%	0
2007	17.024728	16.548182	-2.80%	0
2006	15.044450	17.024728	13.16%	0
2005	13.908468	15.044450	8.17%	0
2004	11.835975	13.908468	17.51%	0
2003	8.331924	11.835975	42.06%	0
2002*	10.000000	8.331924	-16.68%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.621252	9.242007	-3.94%	0
2010	7.945615	9.621252	21.09%	0
2009	5.899079	7.945615	34.69%	0
2008	9.670240	5.899079	-39.00%	0
2007	9.967096	9.670240	-2.98%	0
2006*	10.000000	9.967096	-0.33%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.675695	12.456362	6.69%	0
2010	10.848770	11.675695	7.62%	0
2009*	10.000000	10.848770	8.49%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.310867	11.242559	-0.60%	0
2010	10.928078	11.310867	3.50%	0
2009*	10.000000	10.928078	9.28%	2,241
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.725984	11.941532	-6.16%	0
2010	11.307063	12.725984	12.55%	0
2009	8.851975	11.307063	27.73%	1,373
2008	14.674939	8.851975	-39.68%	3,200
2007	15.873489	14.674939	-7.55%	159
2006	13.916589	15.873489	14.06%	159
2005	13.439563	13.916589	3.55%	0
2004	12.292191	13.439563	9.33%	0
2003*	10.000000	12.292191	22.92%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.693335	10.375331	-18.26%	0
2010	11.724115	12.693335	8.27%	0
2009	9.559834	11.724115	22.64%	0
2008	17.334171	9.559834	-44.85%	0
2007	16.257330	17.334171	6.62%	0
2006	12.935295	16.257330	25.68%	0
2005	11.715948	12.935295	10.41%	0
2004	10.246878	11.715948	14.34%	0
2003	8.102045	10.246878	26.47%	0
2002*	10.000000	8.102045	-18.98%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.133584	13.250510	-6.25%	0
2010	11.400843	14.133584	23.97%	0
2009	8.808660	11.400843	29.43%	0
2008	14.763188	8.808660	-40.33%	0
2007	17.191293	14.763188	-14.12%	0
2006	14.894119	17.191293	15.42%	0
2005	14.141190	14.894119	5.32%	0
2004	11.386179	14.141190	24.20%	0
2003	7.732257	11.386179	47.26%	0
2002*	10.000000	7.732257	-22.68%	0

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.847702	11.194319	-19.16%	210
2010	11.649758	13.847702	18.87%	1,362
2009	7.223533	11.649758	61.28%	1,362
2008	11.658603	7.223533	-38.04%	1,431
2007	11.229318	11.658603	3.82%	144
2006	10.823120	11.229318	3.75%	144
2005	10.406188	10.823120	4.01%	448
2004	10.068649	10.406188	3.35%	1,000
2003	8.191740	10.068649	22.91%	856
2002*	10.000000	8.191740	-18.08%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.136196	11.550641	3.72%	0
2010	10.590879	11.136196	5.15%	0
2009	9.840028	10.590879	7.63%	163
2008	11.167683	9.840028	-11.89%	281
2007	10.787340	11.167683	3.53%	7,490
2006	10.585324	10.787340	1.91%	2,613
2005	10.349803	10.585324	2.28%	11,370
2004	10.106459	10.349803	2.41%	11,370
2003*	10.000000	10.106459	1.06%	2,333
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.292339	15.295201	-6.12%	0
2010	13.060414	16.292339	24.75%	0
2009*	10.000000	13.060414	30.60%	0
Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.192771	11.337376	-7.02%	0
2010	11.208202	12.192771	8.78%	0
2009	9.067242	11.208202	23.61%	0
2008	12.992456	9.067242	-31.48%	0
2007	12.353632	12.992456	5.17%	0
2006	11.369266	12.353632	8.66%	0
2005	11.109665	11.369266	2.34%	0
2004	10.657447	11.109665	4.24%	0
2003	9.234238	10.657447	15.41%	0
2002*	10.000000	9.234238	-7.66%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.653417	11.114046	4.32%	1,296
2010	9.602962	10.653417	10.94%	3,872
2009	8.113132	9.602962	18.36%	4,102
2008	13.910158	8.113132	-41.67%	4,102
2007	13.489189	13.910158	3.12%	13,097
2006	11.723685	13.489189	15.06%	13,207
2005	11.396044	11.723685	2.88%	13,530
2004	10.418097	11.396044	9.39%	13,721
2003	8.013599	10.418097	30.01%	1,807
2002*	10.000000	8.013599	-19.86%	847
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.055055	12.721076	-20.77%	131
2010	15.651288	16.055055	2.58%	508
2009	11.844378	15.651288	32.14%	508
2008	25.779761	11.844378	-54.06%	508
2007	24.828636	25.779761	3.83%	508
2006	18.682724	24.828636	32.90%	508
2005	16.302048	18.682724	14.60%	508
2004	13.271994	16.302048	22.83%	508
2003	9.374408	13.271994	41.58%	508
2002*	10.000000	9.374408	-6.26%	131
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.165693	9.623028	-5.34%	636
2010	9.410902	10.165693	8.02%	636
2009	6.979115	9.410902	34.84%	636
2008	11.792178	6.979115	-40.82%	636
2007	10.554216	11.792178	11.73%	873
2006	10.800062	10.554216	-2.28%	873
2005	9.561481	10.800062	12.95%	873
2004	8.973065	9.561481	6.56%	873
2003	7.395417	8.973065	21.33%	873
2002*	10.000000	7.395417	-26.05%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.998785	17.074753	-10.13%	139
2010	15.259760	18.998785	24.50%	146
2009	10.876224	15.259760	40.30%	168
2008	17.211826	10.876224	-36.81%	831
2007	17.238845	17.211826	-0.16%	240
2006	15.347622	17.238845	12.32%	240
2005	14.633923	15.347622	4.88%	436
2004	12.495864	14.633923	17.11%	520
2003	9.017733	12.495864	38.57%	505
2002*	10.000000	9.017733	-9.82%	268
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.000998	12.321456	-5.23%	302
2010	12.043434	13.000998	7.95%	0
2009*	10.000000	12.043434	20.43%	0

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.924217	15.750130	-1.09%	0
2010	12.867773	15.924217	23.75%	0
2009	10.464723	12.867773	22.96%	0
2008	15.401925	10.464723	-32.06%	0
2007	15.765029	15.401925	-2.30%	0
2006	14.009832	15.765029	12.53%	0
2005	13.283336	14.009832	5.47%	0
2004	11.081028	13.283336	19.87%	0
2003	8.177318	11.081028	35.51%	0
2002*	10.000000	8.177318	-18.23%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.413033	11.326270	-0.76%	0
2010	10.106943	11.413033	12.92%	0
2009	7.683034	10.106943	31.55%	0
2008	11.913267	7.683034	-35.51%	0
2007	11.239195	11.913267	6.00%	0
2006	10.464436	11.239195	7.40%	0
2005	10.268230	10.464436	1.91%	0
2004	9.829979	10.268230	4.46%	0
2003	7.932118	9.829979	23.93%	0
2002*	10.000000	7.932118	-20.68%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.185136	12.209524	0.20%	0
2010	10.788578	12.185136	12.94%	0
2009	8.682966	10.788578	24.25%	0
2008	14.045732	8.682966	-38.18%	0
2007	13.569544	14.045732	3.51%	0
2006	11.945266	13.569544	13.60%	0
2005	11.600825	11.945266	2.97%	0
2004	10.661008	11.600825	8.82%	0
2003	8.444506	10.661008	26.25%	0
2002*	10.000000	8.444506	-15.55%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.588038	13.580855	-0.05%	0
2010	12.062365	13.588038	12.65%	0
2009	9.730447	12.062365	23.97%	0
2008	15.785039	9.730447	-38.36%	0
2007	15.288197	15.785039	3.25%	3,536
2006	13.492308	15.288197	13.31%	6,265
2005	13.135613	13.492308	2.72%	7,928
2004	12.103004	13.135613	8.53%	9,609
2003*	10.000000	12.103004	21.03%	9,609

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.971775	10.196634	-7.06%	1,350
2010	9.871638	10.971775	11.14%	1,350
2009	8.861682	9.871638	11.40%	621
2008	12.811325	8.861682	-30.83%	621
2007	11.881837	12.811325	7.82%	1,095
2006	10.433920	11.881837	13.88%	1,138
2005	10.431623	10.433920	0.02%	1,138
2004	9.902567	10.431623	5.34%	1,138
2003	8.127854	9.902567	21.83%	1,138
2002*	10.000000	8.127854	-18.72%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.486858	18.045651	3.20%	671
2010	15.544383	17.486858	12.50%	775
2009	10.365529	15.544383	49.96%	694
2008	14.260975	10.365529	-27.32%	318
2007	14.053855	14.260975	1.47%	407
2006	12.923300	14.053855	8.75%	407
2005	12.847698	12.923300	0.59%	318
2004	11.858353	12.847698	8.34%	318
2003	9.899745	11.858353	19.78%	318
2002*	10.000000	9.899745	-1.00%	194
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.506033	13.585649	0.59%	0
2010	12.656233	13.506033	6.71%	0
2009	10.685017	12.656233	18.45%	0
2008	11.718292	10.685017	-8.82%	0
2007	11.307211	11.718292	3.64%	0
2006	11.037853	11.307211	2.44%	0
2005	11.078790	11.037853	-0.37%	0
2004	10.871120	11.078790	1.91%	0
2003	10.562794	10.871120	2.92%	0
2002*	10.000000	10.562794	5.63%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.368212	13.409932	0.31%	119
2010	12.552816	13.368212	6.50%	354
2009	10.622331	12.552816	18.17%	699
2008	11.682938	10.622331	-9.08%	789
2007	11.299204	11.682938	3.40%	913
2006	11.054918	11.299204	2.21%	1,061
2005	11.130022	11.054918	-0.67%	1,353
2004	10.953127	11.130022	1.62%	1,405
2003	10.663471	10.953127	2.72%	1,054
2002*	10.000000	10.663471	6.63%	255

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.320527	11.791913	-4.29%	0
2010	10.975080	12.320527	12.26%	0
2009	8.654504	10.975080	26.81%	0
2008	12.362903	8.654504	-30.00%	0
2007	10.897716	12.362903	13.44%	0
2006	10.332459	10.897716	5.47%	0
2005	10.108269	10.332459	2.22%	0
2004	9.755070	10.108269	3.62%	0
2003	8.412307	9.755070	15.96%	0
2002	9.384260	8.412307	-10.36%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.492764	10.985216	-4.42%	0
2010	10.253707	11.492764	12.08%	0
2009	8.096930	10.253707	26.64%	0
2008	11.580393	8.096930	-30.08%	0
2007	10.224238	11.580393	13.26%	0
2006	9.702906	10.224238	5.37%	0
2005	9.505833	9.702906	2.07%	0
2004	9.189494	9.505833	3.44%	0
2003	7.940957	9.189494	15.72%	0
2002	8.875610	7.940957	-10.53%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.444849	9.629282	-7.81%	0
2010	9.141241	10.444849	14.26%	0
2009	6.999502	9.141241	30.60%	0
2008	11.099301	6.999502	-36.94%	0
2007	9.494462	11.099301	16.90%	0
2006	9.034541	9.494462	5.09%	0
2005	8.850144	9.034541	2.08%	0
2004	8.501023	8.850144	4.11%	0
2003	7.018820	8.501023	21.12%	0
2002	8.449786	7.018820	-16.93%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.578008	8.811707	-8.00%	0
2010	8.393594	9.578008	14.11%	0
2009	6.445433	8.393594	30.23%	0
2008	10.230934	6.445433	-37.00%	0
2007	8.771759	10.230934	16.63%	866
2006	8.356600	8.771759	4.97%	912
2005	8.203921	8.356600	1.86%	1,400
2004	7.896903	8.203921	3.89%	1,868
2003	6.526461	7.896903	21.00%	1,959
2002	7.883758	6.526461	-17.22%	2,063

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.912517	11.273642	-5.36%	0
2010	10.265587	11.912517	16.04%	0
2009	7.544068	10.265587	36.07%	0
2008	11.626422	7.544068	-35.11%	0
2007	10.856445	11.626422	7.09%	0
2006	9.887253	10.856445	9.80%	0
2005	9.518694	9.887253	3.87%	0
2004	9.180591	9.518694	3.68%	0
2003	7.942441	9.180591	15.59%	0
2002	8.850550	7.942441	-10.26%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.257719	11.594618	-5.41%	0
2010	10.583902	12.257719	15.81%	0
2009	7.779954	10.583902	36.04%	0
2008	12.012843	7.779954	-35.24%	0
2007	11.235759	12.012843	6.92%	2,278
2006	10.245618	11.235759	9.66%	2,409
2005	9.871459	10.245618	3.79%	2,550
2004	9.545784	9.871459	3.41%	2,706
2003	8.266526	9.545784	15.48%	3,142
2002	9.229781	8.266526	-10.44%	2,527
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.621926	8.252279	-4.29%	0
2010	7.425142	8.621926	16.12%	0
2009	5.554717	7.425142	33.67%	0
2008	9.603602	5.554717	-42.16%	0
2007	9.133088	9.603602	5.15%	0
2006	8.145958	9.133088	12.12%	0
2005	6.845886	8.145958	18.99%	0
2004	6.873120	6.845886	-0.40%	0
2003	5.582744	6.873120	23.11%	0
2002	6.118547	5.582744	-8.76%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.486437	8.115656	-4.37%	0
2010	7.313345	8.486437	16.04%	0
2009	5.476201	7.313345	33.55%	619
2008	9.493620	5.476201	-42.32%	627
2007	9.045055	9.493620	4.96%	1,736
2006	8.080131	9.045055	11.94%	1,928
2005	6.807663	8.080131	18.69%	2,056
2004	6.834248	6.807663	-0.39%	2,279
2003	5.562994	6.834248	22.85%	2,665
2002	6.118558	5.562994	-9.08%	1,316

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.598506	10.513495	-0.80%	0
2010	9.363430	10.598506	13.19%	0
2009	7.321721	9.363430	27.89%	0
2008	12.993807	7.321721	-43.65%	0
2007	13.028316	12.993807	-0.26%	0
2006	11.031193	13.028316	18.10%	0
2005	10.605101	11.031193	4.02%	0
2004	9.681038	10.605101	9.55%	0
2003	7.558984	9.681038	28.07%	0
2002	9.259938	7.558984	-18.37%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.389670	11.275479	-1.00%	6,837
2010	10.077348	11.389670	13.02%	8,671
2009	7.888917	10.077348	27.74%	9,951
2008	14.026737	7.888917	-43.76%	9,989
2007	14.084144	14.026737	-0.41%	14,758
2006	11.940175	14.084144	17.96%	15,697
2005	11.499345	11.940175	3.83%	18,994
2004	10.511435	11.499345	9.40%	18,491
2003	8.219435	10.511435	27.89%	16,019
2002	10.087731	8.219435	-18.52%	10,568
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.219252	9.210217	-0.10%	0
2010	8.175126	9.219252	12.77%	0
2009	6.536837	8.175126	25.06%	0
2008	11.415620	6.536837	-42.74%	0
2007	10.364364	11.415620	10.14%	0
2006	9.324558	10.364364	11.15%	0
2005	8.816824	9.324558	5.76%	0
2004	8.477009	8.816824	4.01%	0
2003	6.973440	8.477009	21.56%	0
2002	8.511339	6.973440	-18.07%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.354469	9.325453	-0.31%	0
2010	8.303362	9.354469	12.66%	0
2009	6.646955	8.303362	24.92%	0
2008	11.632514	6.646955	-42.86%	1,342
2007	10.574774	11.632514	10.00%	0
2006	9.526918	10.574774	11.00%	0
2005	9.018882	9.526918	5.63%	0
2004	8.690175	9.018882	3.78%	0
2003	7.157764	8.690175	21.41%	0
2002	8.752315	7.157764	-18.22%	280

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.627808	8.497728	-1.51%	1,183
2010	7.071305	8.627808	22.01%	1,183
2009	5.610664	7.071305	26.03%	1,183
2008	10.811934	5.610664	-48.11%	1,183
2007	8.665740	10.811934	24.77%	1,183
2006	8.255015	8.665740	4.98%	1,183
2005	7.942514	8.255015	3.93%	1,183
2004	7.820539	7.942514	1.56%	1,183
2003	5.988475	7.820539	30.59%	1,183
2002	8.723545	5.988475	-31.35%	1,183
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.649238	6.537624	-1.68%	5,200
2010	5.458254	6.649238	21.82%	9,583
2009	4.336982	5.458254	25.85%	10,137
2008	8.369276	4.336982	-48.18%	10,149
2007	6.719113	8.369276	24.56%	15,217
2006	6.410231	6.719113	4.82%	16,773
2005	6.177533	6.410231	3.77%	21,329
2004	6.090989	6.177533	1.42%	23,901
2003	4.672569	6.090989	30.36%	21,967
2002	6.816105	4.672569	-31.45%	17,764
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.199350	9.127475	-10.51%	0
2010	8.316948	10.199350	22.63%	0
2009	6.052079	8.316948	37.42%	0
2008	12.036780	6.052079	-49.72%	0
2007	10.415752	12.036780	15.56%	0
2006	9.767337	10.415752	6.64%	0
2005	9.196920	9.767337	6.20%	0
2004	8.483578	9.196920	8.41%	0
2003	6.610881	8.483578	28.33%	0
2002	9.125124	6.610881	-27.55%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.973322	8.905090	-10.71%	0
2010	8.133100	9.973322	22.63%	0
2009	5.935316	8.133100	37.03%	437
2008	11.811223	5.935316	-49.75%	437
2007	10.237510	11.811223	15.37%	633
2006	9.611862	10.237510	6.51%	748
2005	9.070508	9.611862	5.97%	872
2004	8.387166	9.070508	8.15%	1,005
2003	6.545526	8.387166	28.14%	1,246
2002	9.069748	6.545526	-27.83%	101

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.350091	11.601519	2.22%	0
2010	10.142055	11.350091	11.91%	0
2009	7.172398	10.142055	41.40%	0
2008	9.731991	7.172398	-26.30%	0
2007	9.640060	9.731991	0.95%	0
2006	8.815884	9.640060	9.35%	0
2005	8.742779	8.815884	0.84%	0
2004	8.120580	8.742779	7.66%	0
2003	6.502866	8.120580	24.88%	0
2002	6.381075	6.502866	1.91%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.162105	12.406392	2.01%	227
2010	10.878669	12.162105	11.80%	1,013
2009	7.710007	10.878669	41.10%	1,060
2008	10.472273	7.710007	-26.38%	1,415
2007	10.384910	10.472273	0.84%	10,717
2006	9.510170	10.384910	9.20%	10,791
2005	9.450755	9.510170	0.63%	13,867
2004	8.784943	9.450755	7.58%	16,659
2003	7.046881	8.784943	24.66%	16,600
2002	6.936271	7.046881	1.59%	8,879
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.372668	11.592801	1.94%	0
2010	10.161941	11.372668	11.91%	0
2009	7.200349	10.161941	41.13%	0
2008	9.785500	7.200349	-26.42%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.414402	11.675049	2.28%	0
2010	10.210790	11.414402	11.79%	0
2009	7.213130	10.210790	41.56%	0
2008	9.776164	7.213130	-26.22%	0
2007*	10.000000	9.776164	-2.24%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.290808	9.324133	0.36%	4,077
2010	8.212742	9.290808	13.13%	4,077
2009	6.595659	8.212742	24.52%	4,077
2008	10.644960	6.595659	-38.04%	4,077
2007	10.266120	10.644960	3.69%	4,077
2006	9.019219	10.266120	13.82%	4,077
2005	8.748095	9.019219	3.10%	6,758
2004	8.041257	8.748095	8.79%	7,022
2003	6.367186	8.041257	26.29%	7,301
2002	8.326755	6.367186	-23.53%	8,332

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.996889	16.887536	5.57%	13
2010	15.087652	15.996889	6.03%	14
2009	13.256396	15.087652	13.81%	14
2008	13.931494	13.256396	-4.85%	15
2007	13.576286	13.931494	2.62%	792
2006	13.228121	13.576286	2.63%	829
2005	13.160976	13.228121	0.51%	867
2004	12.810977	13.160976	2.73%	907
2003	12.381549	12.810977	3.47%	2,369
2002	11.409163	12.381549	8.52%	2,464
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	37.720807	33.123535	-12.19%	329
2010	29.799630	37.720807	26.58%	329
2009	21.640130	29.799630	37.71%	329
2008	36.375091	21.640130	-40.51%	329
2007	32.028418	36.375091	13.57%	329
2006	28.922800	32.028418	10.74%	329
2005	24.877690	28.922800	16.26%	329
2004	20.272807	24.877690	22.71%	329
2003	14.880053	20.272807	36.24%	329
2002	16.791512	14.880053	-11.38%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.399694	20.516582	-12.32%	3,009
2010	18.504798	23.399694	26.45%	5,877
2009	13.463262	18.504798	37.45%	6,318
2008	22.667307	13.463262	-40.60%	6,825
2007	19.984377	22.667307	13.43%	11,865
2006	18.076677	19.984377	10.55%	11,973
2005	15.573295	18.076677	16.07%	12,239
2004	12.702460	15.573295	22.60%	12,321
2003	9.341936	12.702460	35.97%	6,077
2002	10.557109	9.341936	-11.51%	5,388
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.602941	11.424473	-1.54%	0
2010	11.768999	11.602941	-1.41%	0
2009	11.880797	11.768999	-0.94%	0
2008	11.725036	11.880797	1.33%	0
2007	11.335614	11.725036	3.44%	220
2006	10.987871	11.335614	3.16%	220
2005	10.841740	10.987871	1.35%	220
2004	10.892200	10.841740	-0.46%	220
2003	10.965421	10.892200	-0.67%	220
2002	10.963705	10.965421	0.02%	220

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.822952	9.624810	-18.59%	0
2010	10.638873	11.822952	11.13%	0
2009	8.555475	10.638873	24.35%	0
2008	15.497135	8.555475	-44.79%	0
2007	13.445058	15.497135	15.26%	0
2006	11.589934	13.445058	16.01%	0
2005	9.904679	11.589934	17.01%	0
2004	8.873906	9.904679	11.62%	0
2003	6.300495	8.873906	40.84%	0
2002	8.042427	6.300495	-21.66%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.402785	7.644262	-18.70%	1,620
2010	8.473335	9.402785	10.97%	1,620
2009	6.825765	8.473335	24.14%	1,571
2008	12.384905	6.825765	-44.89%	1,645
2007	10.759057	12.384905	15.11%	3,410
2006	9.288282	10.759057	15.83%	3,490
2005	7.950342	9.288282	16.83%	3,576
2004	7.133903	7.950342	11.44%	3,671
2003	5.071035	7.133903	40.68%	4,183
2002	6.482249	5.071035	-21.77%	4,308
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.023929	10.581819	-18.75%	56
2010	11.736903	13.023929	10.97%	56
2009	9.456278	11.736903	24.12%	0
2008	17.153400	9.456278	-44.87%	638
2007	14.900646	17.153400	15.12%	0
2006	12.859292	14.900646	15.87%	0
2005	11.010757	12.859292	16.79%	0
2004*	10.000000	11.010757	10.11%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.167387	10.709655	-18.67%	0
2010	11.846843	13.167387	11.15%	0
2009	9.522945	11.846843	24.40%	0
2008	17.253565	9.522945	-44.81%	0
2007	14.966544	17.253565	15.28%	0
2006	12.901185	14.966544	16.01%	0
2005	11.029625	12.901185	16.97%	0
2004*	10.000000	11.029625	10.30%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.226454	10.760057	-4.15%	0
2010	9.695417	11.226454	15.79%	0
2009	6.925519	9.695417	40.00%	0
2008	13.170076	6.925519	-47.41%	0
2007	13.130524	13.170076	0.30%	0
2006	11.653819	13.130524	12.67%	0
2005	11.169355	11.653819	4.34%	0
2004	10.224617	11.169355	9.24%	0
2003	7.753824	10.224617	31.87%	0
2002	9.359916	7.753824	-17.16%	0

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.061921	10.588342	-4.28%	0
2010	9.570928	11.061921	15.58%	0
2009	6.848111	9.570928	39.76%	0
2008	13.040379	6.848111	-47.49%	0
2007	13.018151	13.040379	0.17%	917
2006	11.569036	13.018151	12.53%	966
2005	11.113850	11.569036	4.10%	1,022
2004	10.187022	11.113850	9.10%	1,085
2003	7.744281	10.187022	31.54%	1,153
2002	9.359921	7.744281	-17.26%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.216718	13.641830	-10.35%	0
2010	12.235041	15.216718	24.37%	0
2009	7.903783	12.235041	54.80%	0
2008	16.460554	7.903783	-51.98%	0
2007	15.850637	16.460554	3.85%	0
2006	13.869345	15.850637	14.29%	0
2005	13.750097	13.869345	0.87%	0
2004	12.265141	13.750097	12.11%	0
2003	7.903268	12.265141	55.19%	0
2002*	10.000000	7.903268	-20.97%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.201111	12.704897	-10.54%	468
2010	11.428996	14.201111	24.26%	468
2009	7.394566	11.428996	54.56%	1,714
2008	15.434869	7.394566	-52.09%	2,729
2007	14.885301	15.434869	3.69%	6,784
2006	13.045908	14.885301	14.10%	6,582
2005	12.949881	13.045908	0.74%	6,295
2004	11.566397	12.949881	11.96%	6,047
2003	7.473249	11.566397	54.77%	2,415
2002*	10.000000	7.473249	-25.27%	99
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.373165	13.980728	4.54%	0
2010	11.243051	13.373165	18.95%	0
2009	9.714777	11.243051	15.73%	0
2008	13.520927	9.714777	-28.15%	0
2007	14.089148	13.520927	-4.03%	0
2006	12.198781	14.089148	15.50%	0
2005	11.962323	12.198781	1.98%	0
2004	10.933016	11.962323	9.41%	0
2003	8.901580	10.933016	22.82%	0
2002*	10.000000	8.901580	-10.98%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.143771	8.854528	-3.16%	0
2010	8.432430	9.143771	8.44%	0
2009	6.582545	8.432430	28.10%	0
2008*	10.000000	6.582545	-34.17%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.828390	13.060799	-11.92%	0
2010	13.873435	14.828390	6.88%	0
2009	10.270857	13.873435	35.08%	0
2008	17.474177	10.270857	-41.22%	0
2007	15.345974	17.474177	13.87%	0
2006	12.820857	15.345974	19.70%	0
2005	11.799206	12.820857	8.66%	0
2004	10.092368	11.799206	16.91%	0
2003	7.741504	10.092368	30.37%	0
2002*	10.000000	7.741504	-22.58%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.720909	10.537700	-1.71%	0
2010	9.949917	10.720909	7.75%	0
2009	7.885433	9.949917	26.18%	0
2008	11.477456	7.885433	-31.30%	0
2007	10.794880	11.477456	6.32%	0
2006*	10.000000	10.794880	7.95%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.597071	10.391980	-1.94%	0
2010	9.862573	10.597071	7.45%	0
2009	7.835469	9.862573	25.87%	0
2008	11.434100	7.835469	-31.47%	0
2007	10.777823	11.434100	6.09%	0
2006*	10.000000	10.777823	7.78%	0
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.381000	16.814177	-8.52%	106
2010	16.596598	18.381000	10.75%	110
2009	12.508143	16.596598	32.69%	78
2008	21.392061	12.508143	-41.53%	169
2007	19.006887	21.392061	12.55%	176
2006	15.111553	19.006887	25.78%	180
2005	13.053486	15.111553	15.77%	180
2004	10.729121	13.053486	21.66%	180
2003	8.483013	10.729121	26.48%	180
2002*	10.000000	8.483013	-15.17%	88
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.133667	13.935096	-7.92%	0
2010	13.484386	15.133667	12.23%	0
2009	10.529423	13.484386	28.06%	0
2008	14.977963	10.529423	-29.70%	0
2007	13.902986	14.977963	7.73%	0
2006	12.707026	13.902986	9.41%	0
2005	12.005246	12.707026	5.85%	0
2004	10.724685	12.005246	11.94%	0
2003	8.565014	10.724685	25.22%	0
2002*	10.000000	8.565014	-14.35%	0

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.733791	9.882403	-7.93%	2,331
2010	9.127832	10.733791	17.59%	6,989
2009	5.602977	9.127832	62.91%	7,031
2008	11.196128	5.602977	-49.96%	7,169
2007	9.760477	11.196128	14.71%	16,548
2006	9.669977	9.760477	0.94%	16,898
2005	9.134061	9.669977	5.87%	17,487
2004	8.697830	9.134061	5.02%	21,007
2003	6.961535	8.697830	24.94%	18,573
2002*	10.000000	6.961535	-30.38%	3,021
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.128476	11.677276	-3.72%	1,985
2010	10.658823	12.128476	13.79%	7,173
2009	8.440041	10.658823	26.29%	7,416
2008	13.367759	8.440041	-36.86%	7,644
2007	13.917308	13.367759	-3.95%	29,414
2006	12.193685	13.917308	14.14%	30,265
2005	11.908257	12.193685	2.40%	30,408
2004	10.311016	11.908257	15.49%	32,719
2003	8.017082	10.311016	28.61%	21,631
2002*	10.000000	8.017082	-19.83%	6,062
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.647958	11.543254	-8.73%	155
2010	11.833436	12.647958	6.88%	0
2009*	10.000000	11.833436	18.33%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.656370	10.519679	-1.28%	689
2010	9.661057	10.656370	10.30%	2,722
2009	7.062134	9.661057	36.80%	3,517
2008	11.394512	7.062134	-38.02%	3,639
2007	10.436139	11.394512	9.18%	3,666
2006	9.888458	10.436139	5.54%	5,331
2005	9.646164	9.888458	2.51%	5,314
2004	8.999388	9.646164	7.19%	5,153
2003	7.463225	8.999388	20.58%	1,836
2002*	10.000000	7.463225	-25.37%	95
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.806447	8.127454	-7.71%	1,971
2010	6.930155	8.806447	27.07%	2,818
2009	4.988606	6.930155	38.92%	3,661
2008	10.479079	4.988606	-52.39%	3,673
2007	9.730516	10.479079	7.69%	4,290
2006	9.671194	9.730516	0.61%	6,819
2005	9.559819	9.671194	1.17%	6,796
2004	8.498250	9.559819	12.49%	6,892
2003	6.325148	8.498250	34.36%	3,593
2002*	10.000000	6.325148	-36.75%	277

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.497669	12.762524	-11.97%	1,119
2010	10.843489	14.497669	33.70%	1,396
2009	6.767291	10.843489	60.23%	1,773
2008	11.377358	6.767291	-40.52%	1,625
2007	11.314641	11.377358	0.55%	1,516
2006	10.186799	11.314641	11.07%	1,420
2005	9.861057	10.186799	3.30%	1,281
2004	9.440334	9.861057	4.46%	1,098
2003	7.193649	9.440334	31.23%	936
2002*	10.000000	7.193649	-28.06%	34
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.517927	13.233314	-2.11%	9,944
2010	12.358413	13.517927	9.38%	9,944
2009	10.261836	12.358413	20.43%	9,987
2008	15.513922	10.261836	-33.85%	15,466
2007	14.662206	15.513922	5.81%	3,674
2006	12.370749	14.662206	18.52%	5,596
2005	11.813709	12.370749	4.72%	5,742
2004	10.460990	11.813709	12.93%	5,855
2003	8.529120	10.460990	22.65%	2,569
2002*	10.000000	8.529120	-14.71%	547
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.724430	10.360352	-3.39%	0
2010*	10.000000	10.724430	7.24%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.813869	13.652497	-1.17%	0
2010	12.412989	13.813869	11.29%	0
2009*	10.000000	12.412989	24.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.065308	9.991547	-0.73%	474
2010	9.136156	10.065308	10.17%	474
2009	7.527012	9.136156	21.38%	0
2008	10.898553	7.527012	-30.94%	0
2007	10.441173	10.898553	4.38%	0
2006*	10.000000	10.441173	4.41%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.758440	11.187080	3.98%	0
2010	10.320671	10.758440	4.24%	0
2009	9.356954	10.320671	10.30%	0
2008	10.556053	9.356954	-11.36%	0
2007	10.423276	10.556053	1.27%	0
2006*	10.000000	10.423276	4.23%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.095465	9.896797	-10.80%	202
2010	10.136054	11.095465	9.47%	202
2009	7.278126	10.136054	39.27%	0
2008	12.060105	7.278126	-39.65%	0
2007	10.723164	12.060105	12.47%	0
2006*	10.000000	10.723164	7.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.819331	9.204869	-6.26%	8,636
2010	8.447133	9.819331	16.24%	8,636
2009	6.188730	8.447133	36.49%	8,426
2008	11.280075	6.188730	-45.14%	13,875
2007	10.250695	11.280075	10.04%	127
2006*	10.000000	10.250695	2.51%	127
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.359747	8.038264	-3.85%	0
2010	7.659289	8.359747	9.15%	0
2009	5.958951	7.659289	28.53%	0
2008	9.782890	5.958951	-39.09%	0
2007*	10.000000	9.782890	-2.17%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.009539	13.282530	2.10%	0
2010	11.689363	13.009539	11.29%	0
2009	8.136171	11.689363	43.67%	0
2008	11.505618	8.136171	-29.29%	0
2007	11.340421	11.505618	1.46%	0
2006	10.425180	11.340421	8.78%	0
2005*	10.000000	10.425180	4.25%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.702060	7.561134	-13.11%	0
2010	7.668162	8.702060	13.48%	0
2009	5.097178	7.668162	50.44%	0
2008*	10.000000	5.097178	-49.03%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.606980	9.148330	-4.77%	0
2010	7.904167	9.606980	21.54%	0
2009	6.110003	7.904167	29.36%	0
2008*	10.000000	6.110003	-38.90%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.583187	9.117565	-4.86%	0
2010	7.885821	9.583187	21.52%	0
2009	6.108107	7.885821	29.10%	0
2008*	10.000000	6.108107	-38.92%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.110982	8.389357	-7.92%	0
2010	8.058507	9.110982	13.06%	0
2009	6.342067	8.058507	27.06%	0
2008*	10.000000	6.342067	-36.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.109875	9.809665	-2.97%	0
2010	9.310557	10.109875	8.59%	0
2009	7.900737	9.310557	17.84%	0
2008*	10.000000	7.900737	-20.99%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.691973	9.203721	-5.04%	5,997
2010	8.768188	9.691973	10.54%	6,910
2009	7.180256	8.768188	22.12%	7,502
2008*	10.000000	7.180256	-28.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.564529	10.537207	-0.26%	0
2010	10.057746	10.564529	5.04%	0
2009	9.048338	10.057746	11.16%	0
2008*	10.000000	9.048338	-9.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.901666	9.511460	-3.94%	0
2010	9.039810	9.901666	9.53%	0
2009	7.537235	9.039810	19.94%	0
2008*	10.000000	7.537235	-24.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.459031	8.868653	-6.24%	0
2010	8.487804	9.459031	11.44%	0
2009	6.818051	8.487804	24.49%	0
2008*	10.000000	6.818051	-31.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.276328	10.079800	-1.91%	0
2010	9.582985	10.276328	7.24%	0
2009	8.279837	9.582985	15.74%	0
2008*	10.000000	8.279837	-17.20%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.079660	11.616012	4.84%	0
2010	10.522958	11.079660	5.29%	0
2009	9.835494	10.522958	6.99%	0
2008*	10.000000	9.835494	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.006772	11.500995	4.49%	0
2010	10.481000	11.006772	5.02%	0
2009	9.813706	10.481000	6.80%	0
2008*	10.000000	9.813706	-1.86%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.956729	12.471155	4.30%	0
2010	11.244874	11.956729	6.33%	0
2009	9.819515	11.244874	14.52%	0
2008*	10.000000	9.819515	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	29.033413	22.102401	-23.87%	0
2010	25.467548	29.033413	14.00%	0
2009	15.877700	25.467548	60.40%	0
2008	38.375734	15.877700	-58.63%	0
2007	26.876700	38.375734	42.78%	0
2006	20.046383	26.876700	34.07%	0
2005	15.401993	20.046383	30.15%	0
2004	13.002924	15.401993	18.45%	0
2003	8.028879	13.002924	61.95%	0
2002*	10.000000	8.028879	-19.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.242435	16.933751	-23.87%	64
2010	19.514681	22.242435	13.98%	64
2009	12.166402	19.514681	60.40%	131
2008	29.359343	12.166402	-58.56%	59
2007	20.525465	29.359343	43.04%	76
2006	15.282194	20.525465	34.31%	81
2005	11.727649	15.282194	30.31%	0
2004*	10.000000	11.727649	17.28%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.207855	13.933004	5.49%	2,698
2010	12.816560	13.207855	3.05%	3,374
2009	12.690393	12.816560	0.99%	6,144
2008	11.978569	12.690393	5.94%	18,666
2007	11.366914	11.978569	5.38%	6,458
2006	11.183423	11.366914	1.64%	6,596
2005	11.011173	11.183423	1.56%	6,684
2004	10.842205	11.011173	1.56%	6,807
2003	10.807921	10.842205	0.32%	4,631
2002*	10.000000	10.807921	8.08%	60
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.707380	6.822389	-11.48%	0
2010	6.934844	7.707380	11.14%	0
2009	5.446997	6.934844	27.31%	0
2008*	10.000000	5.446997	-45.53%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.397218	12.658571	-5.51%	27,355
2010	11.883420	13.397218	12.74%	31,933
2009	9.498624	11.883420	25.11%	62,966
2008	15.292542	9.498624	-37.89%	64,686
2007	14.676067	15.292542	4.20%	48,270
2006	12.767869	14.676067	14.95%	50,520
2005	12.027474	12.767869	6.16%	53,307
2004	10.724904	12.027474	12.15%	54,233
2003	8.269399	10.724904	29.69%	7,641
2002*	10.000000	8.269399	-17.31%	71
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.433015	12.336491	-0.78%	0
2010	11.511714	12.433015	8.00%	0
2009*	10.000000	11.511714	15.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.298836	12.957463	-2.57%	0
2010	12.069770	13.298836	10.18%	0
2009*	10.000000	12.069770	20.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.272389	12.424124	1.24%	12,005
2010	11.783863	12.272389	4.15%	13,238
2009	10.983734	11.783863	7.28%	19,133
2008	11.883771	10.983734	-7.57%	19,133
2007	11.467162	11.883771	3.63%	14,493
2006	10.982077	11.467162	4.42%	14,493
2005	10.808390	10.982077	1.61%	14,493
2004	10.501163	10.808390	2.93%	14,397
2003	9.894966	10.501163	6.13%	27,181
2002*	10.000000	9.894966	-1.05%	42
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.082360	12.861756	-1.69%	16,596
2010	11.992863	13.082360	9.08%	28,235
2009	10.235457	11.992863	17.17%	32,564
2008	13.550452	10.235457	-24.46%	41,870
2007	13.040972	13.550452	3.91%	120,763
2006	11.907296	13.040972	9.52%	213,051
2005	11.492324	11.907296	3.61%	216,738
2004	10.667820	11.492324	7.73%	246,718
2003	9.035026	10.667820	18.07%	227,370
2002*	10.000000	9.035026	-9.65%	41,432

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.405719	12.904576	-3.74%	20,368
2010	12.080092	13.405719	10.97%	24,542
2009	9.874196	12.080092	22.34%	84,377
2008	14.633797	9.874196	-32.52%	90,277
2007	14.018455	14.633797	4.39%	96,593
2006	12.443590	14.018455	12.66%	111,506
2005	11.816095	12.443590	5.31%	117,030
2004	10.718152	11.816095	10.24%	121,130
2003	8.605087	10.718152	24.56%	89,748
2002*	10.000000	8.605087	-13.95%	4
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.850012	12.899123	0.38%	6,622
2010	12.040121	12.850012	6.73%	14,706
2009	10.686063	12.040121	12.67%	16,400
2008	12.789491	10.686063	-16.45%	19,073
2007	12.285375	12.789491	4.10%	39,549
2006	11.520555	12.285375	6.64%	47,110
2005	11.210399	11.520555	2.77%	48,871
2004	10.636952	11.210399	5.39%	53,365
2003	9.512275	10.636952	11.82%	32,617
2002*	10.000000	9.512275	-4.88%	4,998
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.820663	13.289460	-3.84%	0
2010	12.915827	13.820663	7.01%	0
2009*	10.000000	12.915827	29.16%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.761488	13.197181	-4.10%	17,309
2010	12.894070	13.761488	6.73%	22,563
2009*	10.000000	12.894070	28.94%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.401933	15.721384	-4.15%	0
2010	13.214452	16.401933	24.12%	0
2009	9.824941	13.214452	34.50%	0
2008	15.723329	9.824941	-37.51%	0
2007	14.864843	15.723329	5.78%	0
2006	13.753426	14.864843	8.08%	0
2005	12.474208	13.753426	10.25%	0
2004	10.959328	12.474208	13.82%	0
2003	8.275425	10.959328	32.43%	0
2002*	10.000000	8.275425	-17.25%	0

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.355565	14.698193	-4.28%	163
2010	12.404471	15.355565	23.79%	179
2009	9.239914	12.404471	34.25%	230
2008	14.822333	9.239914	-37.66%	312
2007	14.037555	14.822333	5.59%	312
2006	13.005372	14.037555	7.94%	312
2005	11.816930	13.005372	10.06%	312
2004	10.402316	11.816930	13.60%	312
2003	7.875509	10.402316	32.08%	308
2002*	10.000000	7.875509	-21.24%	82
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.152363	9.985314	-1.65%	4,845
2010	10.322671	10.152363	-1.65%	4,891
2009	10.491449	10.322671	-1.61%	9,283
2008	10.452796	10.491449	0.37%	15,389
2007	10.143005	10.452796	3.05%	3,937
2006	9.865756	10.143005	2.81%	2,010
2005	9.770143	9.865756	0.98%	0
2004	9.854100	9.770143	-0.85%	0
2003	9.957125	9.854100	-1.03%	0
2002*	10.000000	9.957125	-0.43%	1,348
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.074632	8.066245	-11.11%	0
2010	8.107496	9.074632	11.93%	0
2009	6.056612	8.107496	33.86%	0
2008*	10.000000	6.056612	-39.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.885890	8.981251	-17.50%	0
2010	10.430810	10.885890	4.36%	0
2009	8.168499	10.430810	27.70%	0
2008	15.476709	8.168499	-47.22%	0
2007	15.289614	15.476709	1.22%	0
2006	12.664619	15.289614	20.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.698968	8.796978	-17.78%	0
2010	10.277073	10.698968	4.11%	0
2009	8.069635	10.277073	27.35%	115
2008	15.323233	8.069635	-47.34%	107
2007	15.172347	15.323233	0.99%	101
2006	12.602422	15.172347	20.39%	103
2005	11.460775	12.602422	9.96%	0
2004*	10.000000	11.460775	14.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.079086	8.640935	-4.83%	0
2010	8.002281	9.079086	13.46%	0
2009	6.290201	8.002281	27.22%	0
2008*	10.000000	6.290201	-37.10%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.723860	8.057449	-7.64%	1,913
2010	7.867363	8.723860	10.89%	3,195
2009	6.278351	7.867363	25.31%	4,040
2008*	10.000000	6.278351	-37.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.611325	9.032284	-6.02%	0
2010	7.727184	9.611325	24.38%	0
2009	6.200757	7.727184	24.62%	0
2008*	10.000000	6.200757	-37.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.089948	9.693418	-3.93%	0
2010	8.575528	10.089948	17.66%	0
2009	6.683090	8.575528	28.32%	0
2008*	10.000000	6.683090	-33.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.786884	9.542823	-2.49%	342
2010	7.954095	9.786884	23.04%	351
2009	6.358809	7.954095	25.09%	378
2008	12.093701	6.358809	-47.42%	468
2007	11.230739	12.093701	7.68%	545
2006	11.087661	11.230739	1.29%	545
2005	10.463688	11.087661	5.96%	554
2004	9.401213	10.463688	11.30%	658
2003	7.130149	9.401213	31.85%	662
2002*	10.000000	7.130149	-28.70%	274
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.035462	14.038032	-6.63%	0
2010	12.074979	15.035462	24.52%	0
2009	9.727494	12.074979	24.13%	0
2008	14.578213	9.727494	-33.27%	0
2007	15.921908	14.578213	-8.44%	0
2006	13.801500	15.921908	15.36%	0
2005	13.614008	13.801500	1.38%	0
2004	11.800946	13.614008	15.36%	0
2003	7.649510	11.800946	54.27%	0
2002*	10.000000	7.649510	-23.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.686966	12.727465	-7.01%	61
2010	11.003320	13.686966	24.39%	61
2009	8.889163	11.003320	23.78%	106
2008	13.350955	8.889163	-33.42%	2,869
2007	14.634144	13.350955	-8.77%	2,088
2006	12.706555	14.634144	15.17%	1,993
2005	12.569516	12.706555	1.09%	2,041
2004	10.923700	12.569516	15.07%	2,126
2003	7.099346	10.923700	53.87%	2,291
2002*	10.000000	7.099346	-29.01%	559

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.158287	15.008731	-7.11%	0
2010	13.109777	16.158287	23.25%	0
2009	9.895711	13.109777	32.48%	0
2008	16.278747	9.895711	-39.21%	0
2007	16.207811	16.278747	0.44%	0
2006	14.708339	16.207811	10.19%	0
2005	13.314364	14.708339	10.47%	0
2004	11.374044	13.314364	17.06%	0
2003	8.201086	11.374044	38.69%	0
2002*	10.000000	8.201086	-17.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.219606	15.026749	-7.35%	70
2010	13.195351	16.219606	22.92%	70
2009	9.980488	13.195351	32.21%	162
2008	16.462286	9.980488	-39.37%	97
2007	16.428752	16.462286	0.20%	91
2006	14.947045	16.428752	9.91%	86
2005	13.568020	14.947045	10.16%	0
2004	11.614004	13.568020	16.82%	0
2003	8.398016	11.614004	38.29%	0
2002*	10.000000	8.398016	-16.02%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.918039	8.804360	-1.27%	1,948
2010	8.008559	8.918039	11.36%	2,624
2009	6.485451	8.008559	23.48%	2,624
2008	11.294106	6.485451	-42.58%	0
2007	10.644408	11.294106	6.10%	0
2006*	10.000000	10.644408	6.44%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.130237	9.531130	4.39%	123
2010	7.150814	9.130237	27.68%	123
2009	5.570904	7.150814	28.36%	311
2008*	10.000000	5.570904	-44.29%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.434627	10.396146	-0.37%	0
2010	10.358995	10.434627	0.73%	0
2009	9.833644	10.358995	5.34%	0
2008*	10.000000	9.833644	-1.66%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.482517	11.612565	-13.87%	0
2010	12.890526	13.482517	4.59%	0
2009*	10.000000	12.890526	28.91%	0

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.025977	12.416826	-4.68%	0
2010	10.780466	13.025977	20.83%	0
2009	8.340289	10.780466	29.26%	0
2008	14.004101	8.340289	-40.44%	494
2007	13.232854	14.004101	5.83%	494
2006	11.832816	13.232854	11.83%	494
2005	11.258724	11.832816	5.10%	0
2004*	10.000000	11.258724	12.59%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.469302	13.054242	-9.78%	0
2010	12.685415	14.469302	14.06%	0
2009	9.233008	12.685415	37.39%	0
2008	15.697807	9.233008	-41.18%	0
2007	15.011255	15.697807	4.57%	0
2006	12.968449	15.011255	15.75%	0
2005	11.531935	12.968449	12.46%	0
2004*	10.000000	11.531935	15.32%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.231309	12.808168	-10.00%	510
2010	12.509835	14.231309	13.76%	825
2009	9.125905	12.509835	37.08%	1,236
2008	15.555404	9.125905	-41.33%	2,507
2007	14.914215	15.555404	4.30%	2,269
2006	12.916367	14.914215	15.47%	2,260
2005	11.514872	12.916367	12.17%	2,252
2004*	10.000000	11.514872	15.15%	2,160
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.321248	14.721620	-9.80%	0
2010	14.310203	16.321248	14.05%	0
2009	10.410023	14.310203	37.47%	0
2008	17.697246	10.410023	-41.18%	0
2007	16.926186	17.697246	4.56%	0
2006	14.622348	16.926186	15.76%	0
2005	13.006026	14.622348	12.43%	0
2004	11.097498	13.006026	17.20%	0
2003	7.889378	11.097498	40.66%	0
2002*	10.000000	7.889378	-21.11%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.960508	14.359061	-10.03%	1,293
2010	14.025611	15.960508	13.80%	1,436
2009	10.233564	14.025611	37.05%	2,064
2008	17.438781	10.233564	-41.32%	2,151
2007	16.716407	17.438781	4.32%	2,163
2006	14.481532	16.716407	15.43%	2,169
2005	12.908763	14.481532	12.18%	2,179
2004	11.040909	12.908763	16.92%	2,179
2003	7.857962	11.040909	40.51%	4,171
2002*	10.000000	7.857962	-21.42%	898

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.273694	16.109748	-1.01%	3,456
2010	14.416893	16.273694	12.88%	4,135
2009	12.379818	14.416893	16.45%	4,820
2008	14.719737	12.379818	-15.90%	4,444
2007	13.662916	14.719737	7.73%	8,180
2006	12.954424	13.662916	5.47%	8,000
2005	12.852542	12.954424	0.79%	7,526
2004	12.051704	12.852542	6.65%	6,653
2003	10.459140	12.051704	15.23%	1,218
2002*	10.000000	10.459140	4.59%	112
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.788812	2.691352	-3.49%	0
2010	2.472500	2.788812	12.79%	0
2009	1.983372	2.472500	24.66%	0
2008	9.554138	1.983372	-79.24%	0
2007*	10.000000	9.554138	-4.46%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.894600	3.740954	-3.95%	0
2010	3.448993	3.894600	12.92%	0
2009	2.798373	3.448993	23.25%	0
2008	13.341575	2.798373	-79.03%	0
2007	13.580440	13.341575	-1.76%	0
2006	12.618568	13.580440	7.62%	0
2005	12.539573	12.618568	0.63%	0
2004	11.700756	12.539573	7.17%	0
2003	9.597547	11.700756	21.91%	0
2002*	10.000000	9.597547	-4.02%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.293103	11.072208	-1.96%	2,658
2010	9.913542	11.293103	13.92%	4,021
2009	7.875269	9.913542	25.88%	5,807
2008	13.047238	7.875269	-39.64%	5,368
2007	12.738485	13.047238	2.42%	12,902
2006	11.285964	12.738485	12.87%	14,089
2005	10.851782	11.285964	4.00%	13,771
2004	10.109284	10.851782	7.34%	13,552
2003	8.129514	10.109284	24.35%	11,885
2002*	10.000000	8.129514	-18.70%	2,704
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.523209	15.891567	-3.82%	0
2010	13.613724	16.523209	21.37%	0
2009	10.089362	13.613724	34.93%	0
2008	16.501325	10.089362	-38.86%	0
2007	16.985206	16.501325	-2.85%	0
2006	15.017140	16.985206	13.11%	0
2005	13.890264	15.017140	8.11%	0
2004	11.826493	13.890264	17.45%	0
2003	8.329479	11.826493	41.98%	0
2002*	10.000000	8.329479	-16.71%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.598411	9.215389	-3.99%	0
2010	7.930779	9.598411	21.03%	0
2009	5.891062	7.930779	34.62%	0
2008	9.662036	5.891062	-39.03%	0
2007	9.963739	9.662036	-3.03%	0
2006*	10.000000	9.963739	-0.36%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.665801	12.439490	6.63%	0
2010	10.845085	11.665801	7.57%	0
2009*	10.000000	10.845085	8.45%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.301282	11.227334	-0.65%	335
2010	10.924366	11.301282	3.45%	0
2009*	10.000000	10.924366	9.24%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.676525	11.889085	-6.21%	1,041
2010	11.268837	12.676525	12.49%	1,064
2009	8.826521	11.268837	27.67%	1,064
2008	14.640181	8.826521	-39.71%	0
2007	15.843988	14.640181	-7.60%	0
2006	13.897765	15.843988	14.00%	0
2005	13.428187	13.897765	3.50%	0
2004	12.288020	13.428187	9.28%	0
2003*	10.000000	12.288020	22.88%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.638104	10.324933	-18.30%	0
2010	11.679026	12.638104	8.21%	0
2009	9.527922	11.679026	22.58%	0
2008	17.285111	9.527922	-44.88%	0
2007	16.219613	17.285111	6.57%	0
2006	12.911822	16.219613	25.62%	0
2005	11.700619	12.911822	10.35%	0
2004	10.238670	11.700619	14.28%	0
2003	8.099663	10.238670	26.41%	0
2002*	10.000000	8.099663	-19.00%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.072080	13.186168	-6.30%	0
2010	11.357004	14.072080	23.91%	0
2009	8.779248	11.357004	29.36%	0
2008	14.721383	8.779248	-40.36%	0
2007	17.151379	14.721383	-14.17%	0
2006	14.867077	17.151379	15.36%	0
2005	14.122666	14.867077	5.27%	0
2004	11.377048	14.122666	24.13%	0
2003	7.729985	11.377048	47.18%	0
2002*	10.000000	7.729985	-22.70%	0

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.787445	11.139941	-19.20%	0
2010	11.604954	13.787445	18.81%	0
2009	7.199411	11.604954	61.19%	0
2008	11.625600	7.199411	-38.07%	0
2007	11.203249	11.625600	3.77%	0
2006	10.803472	11.203249	3.70%	0
2005	10.392558	10.803472	3.95%	0
2004	10.060577	10.392558	3.30%	0
2003	8.189325	10.060577	22.85%	0
2002*	10.000000	8.189325	-18.11%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.092882	11.499870	3.67%	0
2010	10.555041	11.092882	5.10%	468
2009	9.811712	10.555041	7.58%	468
2008	11.141221	9.811712	-11.93%	468
2007	10.767281	11.141221	3.47%	468
2006	10.570988	10.767281	1.86%	468
2005	10.341028	10.570988	2.22%	468
2004	10.103021	10.341028	2.36%	468
2003*	10.000000	10.103021	1.03%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.278538	15.274494	-6.17%	0
2010	13.055981	16.278538	24.68%	0
2009*	10.000000	13.055981	30.56%	0
Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.139727	11.282322	-7.06%	0
2010	11.165114	12.139727	8.73%	0
2009	9.036973	11.165114	23.55%	0
2008	12.955668	9.036973	-31.52%	0
2007	12.324948	12.955668	5.12%	0
2006	11.348621	12.324948	8.60%	0
2005	11.095104	11.348621	2.28%	0
2004	10.648888	11.095104	4.19%	0
2003	9.231517	10.648888	15.35%	0
2002*	10.000000	9.231517	-7.68%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.605427	11.058375	4.27%	1,614
2010	9.564563	10.605427	10.88%	1,714
2009	8.084811	9.564563	18.30%	1,986
2008	13.868677	8.084811	-41.70%	2,035
2007	13.455846	13.868677	3.07%	2,093
2006	11.700640	13.455846	15.00%	2,038
2005	11.379408	11.700640	2.82%	1,749
2004	10.408172	11.379408	9.33%	1,418
2003	8.010029	10.408172	29.94%	923
2002*	10.000000	8.010029	-19.90%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.982762	12.657357	-20.81%	1,247
2010	15.588725	15.982762	2.53%	1,325
2009	11.803026	15.588725	32.07%	1,401
2008	25.702870	11.803026	-54.08%	0
2007	24.767250	25.702870	3.78%	0
2006	18.645974	24.767250	32.83%	0
2005	16.278228	18.645974	14.55%	0
2004	13.259341	16.278228	22.77%	956
2003	9.370222	13.259341	41.51%	3,652
2002*	10.000000	9.370222	-6.30%	3,702
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.119913	9.574832	-5.39%	0
2010	9.373270	10.119913	7.97%	54
2009	6.954736	9.373270	34.78%	54
2008	11.756983	6.954736	-40.85%	54
2007	10.528101	11.756983	11.67%	154
2006	10.778812	10.528101	-2.33%	154
2005	9.547500	10.778812	12.90%	154
2004	8.964513	9.547500	6.50%	154
2003	7.392116	8.964513	21.27%	204
2002*	10.000000	7.392116	-26.08%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.913194	16.989205	-10.17%	2,902
2010	15.198727	18.913194	24.44%	3,499
2009	10.838237	15.198727	40.23%	3,291
2008	17.160456	10.838237	-36.84%	1,852
2007	17.196197	17.160456	-0.21%	9,531
2006	15.317407	17.196197	12.27%	9,637
2005	14.612519	15.317407	4.82%	13,444
2004	12.483935	14.612519	17.05%	12,700
2003	9.013710	12.483935	38.50%	12,188
2002*	10.000000	9.013710	-9.86%	4,029
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.989971	12.304760	-5.27%	827
2010	12.039340	12.989971	7.90%	0
2009*	10.000000	12.039340	20.39%	0

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.854917	15.673625	-1.14%	0
2010	12.818284	15.854917	23.69%	0
2009	10.429789	12.818284	22.90%	0
2008	15.358343	10.429789	-32.09%	0
2007	15.728452	15.358343	-2.35%	0
2006	13.984408	15.728452	12.47%	0
2005	13.265949	13.984408	5.42%	0
2004	11.072160	13.265949	19.81%	0
2003	8.174916	11.072160	35.44%	0
2002*	10.000000	8.174916	-18.25%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.363370	11.271271	-0.81%	0
2010	10.068073	11.363370	12.87%	0
2009	7.657372	10.068073	31.48%	0
2008	11.879516	7.657372	-35.54%	0
2007	11.213082	11.879516	5.94%	0
2006	10.445415	11.213082	7.35%	0
2005	10.254769	10.445415	1.86%	0
2004	9.822093	10.254769	4.41%	0
2003	7.929788	9.822093	23.86%	0
2002*	10.000000	7.929788	-20.70%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.132078	12.150192	0.15%	0
2010	10.747058	12.132078	12.89%	0
2009	8.653958	10.747058	24.19%	0
2008	14.005946	8.653958	-38.21%	0
2007	13.538024	14.005946	3.46%	0
2006	11.923558	13.538024	13.54%	0
2005	11.585616	11.923558	2.92%	0
2004	10.652450	11.585616	8.76%	0
2003	8.442019	10.652450	26.18%	0
2002*	10.000000	8.442019	-15.58%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.535153	13.521127	-0.10%	50
2010	12.021527	13.535153	12.59%	109
2009	9.702446	12.021527	23.90%	57
2008	15.747638	9.702446	-38.39%	2,942
2007	15.259789	15.747638	3.20%	3,053
2006	13.474053	15.259789	13.25%	3,056
2005	13.124497	13.474053	2.66%	296
2004	12.098912	13.124497	8.48%	300
2003*	10.000000	12.098912	20.99%	1,110

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.923487	10.146607	-7.11%	480
2010	9.833184	10.923487	11.09%	767
2009	8.831662	9.833184	11.34%	0
2008	12.774421	8.831662	-30.86%	0
2007	11.853660	12.774421	7.77%	0
2006	10.414474	11.853660	13.82%	0
2005	10.417474	10.414474	-0.03%	0
2004	9.894163	10.417474	5.29%	143
2003	8.125085	9.894163	21.77%	143
2002*	10.000000	8.125085	-18.75%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.408075	17.955248	3.14%	2,527
2010	15.482215	17.408075	12.44%	2,527
2009	10.329317	15.482215	49.89%	2,527
2008	14.218393	10.329317	-27.35%	2,083
2007	14.019063	14.218393	1.42%	2,083
2006	12.897849	14.019063	8.69%	2,083
2005	12.828899	12.897849	0.54%	2,083
2004	11.847031	12.828899	8.29%	2,083
2003	9.895326	11.847031	19.72%	2,083
2002*	10.000000	9.895326	-1.05%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.447271	13.519686	0.54%	0
2010	12.607582	13.447271	6.66%	0
2009	10.649338	12.607582	18.39%	0
2008	11.685113	10.649338	-8.86%	0
2007	11.280951	11.685113	3.58%	0
2006	11.017808	11.280951	2.39%	0
2005	11.064280	11.017808	-0.42%	0
2004	10.862411	11.064280	1.86%	0
2003	10.559695	10.862411	2.87%	0
2002*	10.000000	10.559695	5.60%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.309381	13.344146	0.26%	2,626
2010	12.503927	13.309381	6.44%	3,685
2009	10.586346	12.503927	18.11%	5,096
2008	11.649293	10.586346	-9.12%	4,350
2007	11.272423	11.649293	3.34%	6,535
2006	11.034309	11.272423	2.16%	7,247
2005	11.114919	11.034309	-0.73%	6,552
2004	10.943828	11.114919	1.56%	6,642
2003	10.659835	10.943828	2.66%	6,113
2002*	10.000000	10.659835	6.60%	3,680

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.247675	11.716240	-4.34%	0
2010	10.915736	12.247675	12.20%	0
2009	8.612082	10.915736	26.75%	0
2008	12.308565	8.612082	-30.03%	0
2007	10.855371	12.308565	13.39%	0
2006	10.297528	10.855371	5.42%	0
2005	10.079199	10.297528	2.17%	0
2004	9.731960	10.079199	3.57%	0
2003	8.396638	9.731960	15.90%	0
2002	9.371547	8.396638	-10.40%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.430561	10.920228	-4.46%	0
2010	10.203390	11.430561	12.03%	0
2009	8.061296	10.203390	26.57%	0
2008	11.535316	8.061296	-30.12%	0
2007	10.189649	11.535316	13.21%	0
2006	9.674991	10.189649	5.32%	0
2005	9.483296	9.674991	2.02%	0
2004	9.172373	9.483296	3.39%	0
2003	7.930194	9.172373	15.66%	0
2002	8.868090	7.930194	-10.58%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.383035	9.567441	-7.86%	0
2010	9.091762	10.383035	14.20%	0
2009	6.965163	9.091762	30.53%	0
2008	11.050495	6.965163	-36.97%	0
2007	9.457546	11.050495	16.84%	0
2006	9.003974	9.457546	5.04%	0
2005	8.824678	9.003974	2.03%	0
2004	8.480874	8.824678	4.05%	0
2003	7.005744	8.480874	21.06%	0
2002	8.438337	7.005744	-16.98%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.526166	8.759567	-8.05%	0
2010	8.352408	9.526166	14.05%	0
2009	6.417067	8.352408	30.16%	0
2008	10.191098	6.417067	-37.03%	0
2007	8.742068	10.191098	16.58%	0
2006	8.332547	8.742068	4.91%	0
2005	8.184450	8.332547	1.81%	0
2004	7.882170	8.184450	3.83%	0
2003	6.517601	7.882170	20.94%	0
2002	7.877067	6.517601	-17.26%	0

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.842074	11.201288	-5.41%	0
2010	10.210071	11.842074	15.98%	0
2009	7.507100	10.210071	36.01%	0
2008	11.575353	7.507100	-35.15%	0
2007	10.814281	11.575353	7.04%	0
2006	9.853844	10.814281	9.75%	0
2005	9.491339	9.853844	3.82%	0
2004	9.158850	9.491339	3.63%	0
2003	7.927650	9.158850	15.53%	0
2002	8.838563	7.927650	-10.31%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.191350	11.525992	-5.46%	0
2010	10.531949	12.191350	15.76%	0
2009	7.745702	10.531949	35.97%	0
2008	11.966043	7.745702	-35.27%	544
2007	11.197705	11.966043	6.86%	906
2006	10.216090	11.197705	9.61%	1,000
2005	9.848019	10.216090	3.74%	1,682
2004	9.527969	9.848019	3.36%	1,964
2003	8.255306	9.527969	15.42%	1,964
2002	9.221950	8.255306	-10.48%	1,964
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.577140	8.205246	-4.34%	0
2010	7.390331	8.577140	16.06%	0
2009	5.531486	7.390331	33.60%	0
2008	9.568311	5.531486	-42.19%	0
2007	9.104175	9.568311	5.10%	0
2006	8.124287	9.104175	12.06%	0
2005	6.831136	8.124287	18.93%	0
2004	6.861790	6.831136	-0.45%	0
2003	5.576369	6.861790	23.05%	0
2002	6.114660	5.576369	-8.80%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.442286	8.069341	-4.42%	497
2010	7.278990	8.442286	15.98%	497
2009	5.453249	7.278990	33.48%	725
2008	9.458655	5.453249	-42.35%	725
2007	9.016358	9.458655	4.91%	228
2006	8.058566	9.016358	11.89%	228
2005	6.792938	8.058566	18.63%	228
2004	6.822945	6.792938	-0.44%	228
2003	5.556618	6.822945	22.79%	228
2002	6.114650	5.556618	-9.13%	0

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.535840	10.446041	-0.85%	0
2010	9.312785	10.535840	13.13%	0
2009	7.285831	9.312785	27.82%	0
2008	12.936709	7.285831	-43.68%	0
2007	12.977703	12.936709	-0.32%	0
2006	10.993905	12.977703	18.04%	0
2005	10.574610	10.993905	3.97%	0
2004	9.658120	10.574610	9.49%	0
2003	7.544918	9.658120	28.01%	0
2002	9.247408	7.544918	-18.41%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.328060	11.208791	-1.05%	7,461
2010	10.027926	11.328060	12.97%	7,526
2009	7.854230	10.027926	27.68%	7,335
2008	13.972189	7.854230	-43.79%	5,723
2007	14.036537	13.972189	-0.46%	6,344
2006	11.905850	14.036537	17.90%	6,875
2005	11.472094	11.905850	3.78%	7,187
2004	10.491852	11.472094	9.34%	6,752
2003	8.208296	10.491852	27.82%	4,782
2002	10.079193	8.208296	-18.56%	1,553
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.164718	9.151091	-0.15%	0
2010	8.130901	9.164718	12.71%	0
2009	6.504780	8.130901	25.00%	0
2008	11.365422	6.504780	-42.77%	0
2007	10.324056	11.365422	10.09%	0
2006	9.292999	10.324056	11.09%	0
2005	8.791444	9.292999	5.71%	0
2004	8.456900	8.791444	3.96%	0
2003	6.960439	8.456900	21.50%	0
2002	8.499804	6.960439	-18.11%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.303904	9.270344	-0.36%	0
2010	8.262679	9.303904	12.60%	0
2009	6.617745	8.262679	24.86%	49
2008	11.587292	6.617745	-42.89%	49
2007	10.539053	11.587292	9.95%	2,421
2006	9.499559	10.539053	10.94%	2,468
2005	8.997519	9.499559	5.58%	2,422
2004	8.673997	8.997519	3.73%	2,404
2003	7.148066	8.673997	21.35%	2,277
2002	8.744908	7.148066	-18.26%	2,015

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.576777	8.443178	-1.56%	0
2010	7.033050	8.576777	21.95%	0
2009	5.583142	7.033050	25.97%	0
2008	10.764399	5.583142	-48.13%	0
2007	8.632044	10.764399	24.70%	0
2006	8.227083	8.632044	4.92%	0
2005	7.919648	8.227083	3.88%	0
2004	7.801994	7.919648	1.51%	0
2003	5.977313	7.801994	30.53%	0
2002	8.711728	5.977313	-31.39%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.613218	6.498908	-1.73%	4,238
2010	5.431450	6.613218	21.76%	4,238
2009	4.317882	5.431450	25.79%	4,238
2008	8.336685	4.317882	-48.21%	5,236
2007	6.696368	8.336685	24.50%	7,141
2006	6.391776	6.696368	4.77%	9,753
2005	6.162875	6.391776	3.71%	10,898
2004	6.079615	6.162875	1.37%	12,773
2003	4.666221	6.079615	30.29%	12,537
2002	6.810319	4.666221	-31.48%	6,268
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.147595	9.076551	-10.55%	0
2010	8.278950	10.147595	22.57%	0
2009	6.027489	8.278950	37.35%	0
2008	11.993992	6.027489	-49.75%	0
2007	10.384045	11.993992	15.50%	0
2006	9.742546	10.384045	6.58%	0
2005	9.178232	9.742546	6.15%	0
2004	8.470639	9.178232	8.35%	0
2003	6.604150	8.470639	28.26%	0
2002	9.120496	6.604150	-27.59%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.922685	8.855383	-10.76%	0
2010	8.095922	9.922685	22.56%	0
2009	5.911187	8.095922	36.96%	410
2008	11.769227	5.911187	-49.77%	512
2007	10.206315	11.769227	15.31%	1,424
2006	9.587444	10.206315	6.46%	2,022
2005	9.052057	9.587444	5.91%	2,346
2004	8.374365	9.052057	8.09%	2,687
2003	6.538869	8.374365	28.07%	1,583
2002	9.065148	6.538869	-27.87%	0

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.282982	11.527067	2.16%	0
2010	10.087208	11.282982	11.85%	0
2009	7.137243	10.087208	41.33%	0
2008	9.689202	7.137243	-26.34%	0
2007	9.602576	9.689202	0.90%	0
2006	8.786070	9.602576	9.29%	0
2005	8.717634	8.786070	0.79%	0
2004	8.101344	8.717634	7.61%	0
2003	6.490761	8.101344	24.81%	0
2002	6.372448	6.490761	1.86%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.096337	12.333054	1.96%	0
2010	10.825339	12.096337	11.74%	0
2009	7.676108	10.825339	41.03%	0
2008	10.431537	7.676108	-26.41%	0
2007	10.349813	10.431537	0.79%	0
2006	9.482825	10.349813	9.14%	218
2005	9.428352	9.482825	0.58%	205
2004	8.768569	9.428352	7.52%	158
2003	7.037332	8.768569	24.60%	118
2002	6.930397	7.037332	1.54%	77
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.351479	11.565334	1.88%	82
2010	10.148163	11.351479	11.86%	82
2009	7.194239	10.148163	41.06%	85
2008	9.782172	7.194239	-26.46%	89
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.393124	11.647374	2.23%	0
2010	10.196940	11.393124	11.73%	0
2009	7.207015	10.196940	41.49%	0
2008	9.772842	7.207015	-26.25%	0
2007*	10.000000	9.772842	-2.27%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.235851	9.264281	0.31%	1,404
2010	8.168309	9.235851	13.07%	1,412
2009	6.563319	8.168309	24.45%	1,417
2008	10.598174	6.563319	-38.07%	1,948
2007	10.226216	10.598174	3.64%	2,581
2006	8.988721	10.226216	13.77%	3,702
2005	8.722926	8.988721	3.05%	4,376
2004	8.022193	8.722926	8.73%	5,170
2003	6.355320	8.022193	26.23%	5,048
2002	8.315471	6.355320	-23.57%	4,912

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.902308	16.779185	5.51%	172
2010	15.006067	15.902308	5.97%	171
2009	13.191412	15.006067	13.76%	169
2008	13.870262	13.191412	-4.89%	157
2007	13.523533	13.870262	2.56%	516
2006	13.183401	13.523533	2.58%	491
2005	13.123136	13.183401	0.46%	440
2004	12.780645	13.123136	2.68%	330
2003	12.358517	12.780645	3.42%	236
2002	11.393734	12.358517	8.47%	128
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	37.497800	32.910995	-12.23%	0
2010	29.638492	37.497800	26.52%	0
2009	21.534062	29.638492	37.64%	0
2008	36.215259	21.534062	-40.54%	0
2007	31.904002	36.215259	13.51%	0
2006	28.825064	31.904002	10.68%	0
2005	24.806191	28.825064	16.20%	0
2004	20.224812	24.806191	22.65%	0
2003	14.852369	20.224812	36.17%	0
2002	16.768811	14.852369	-11.43%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.273141	20.395263	-12.37%	2,225
2010	18.414085	23.273141	26.39%	3,395
2009	13.404078	18.414085	37.38%	2,711
2008	22.579167	13.404078	-40.64%	6,316
2007	19.916853	22.579167	13.37%	9,927
2006	18.024737	19.916853	10.50%	12,304
2005	15.536406	18.024737	16.02%	12,867
2004	12.678825	15.536406	22.54%	14,111
2003	9.329285	12.678825	35.90%	11,990
2002	10.548182	9.329285	-11.56%	9,425
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.534265	11.351091	-1.59%	0
2010	11.705296	11.534265	-1.46%	0
2009	11.822500	11.705296	-0.99%	0
2008	11.673439	11.822500	1.28%	0
2007	11.291501	11.673439	3.38%	0
2006	10.950666	11.291501	3.11%	0
2005	10.810512	10.950666	1.30%	0
2004	10.866353	10.810512	-0.51%	0
2003	10.944964	10.866353	-0.72%	0
2002	10.948819	10.944964	-0.04%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.753048	9.563041	-18.63%	0
2010	10.581339	11.753048	11.07%	0
2009	8.513548	10.581339	24.29%	0
2008	15.429063	8.513548	-44.82%	0
2007	13.392845	15.429063	15.20%	0
2006	11.550783	13.392845	15.95%	0
2005	9.876226	11.550783	16.96%	0
2004	8.852908	9.876226	11.56%	0
2003	6.288770	8.852908	40.77%	0
2002	8.031546	6.288770	-21.70%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.351880	7.599005	-18.74%	680
2010	8.431746	9.351880	10.91%	702
2009	6.795715	8.431746	24.07%	726
2008	12.336679	6.795715	-44.91%	726
2007	10.722642	12.336679	15.05%	726
2006	9.261535	10.722642	15.78%	726
2005	7.931469	9.261535	16.77%	726
2004	7.120587	7.931469	11.39%	1,437
2003	5.064145	7.120587	40.61%	3,328
2002	6.476740	5.064145	-21.81%	1,407
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.979860	10.540652	-18.79%	445
2010	11.703127	12.979860	10.91%	617
2009	9.433879	11.703127	24.05%	854
2008	17.121508	9.433879	-44.90%	882
2007	14.880550	17.121508	15.06%	1,550
2006	12.848462	14.880550	15.82%	1,707
2005	11.007058	12.848462	16.73%	1,755
2004*	10.000000	11.007058	10.07%	1,444
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.122844	10.668004	-18.71%	0
2010	11.812771	13.122844	11.09%	0
2009	9.500392	11.812771	24.34%	0
2008	17.221488	9.500392	-44.83%	0
2007	14.946359	17.221488	15.22%	0
2006	12.890314	14.946359	15.95%	0
2005	11.025913	12.890314	16.91%	0
2004*	10.000000	11.025913	10.26%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.171858	10.702283	-4.20%	0
2010	9.653161	11.171858	15.73%	0
2009	6.898839	9.653161	39.92%	0
2008	13.126036	6.898839	-47.44%	0
2007	13.093301	13.126036	0.25%	0
2006	11.626680	13.093301	12.61%	0
2005	11.148993	11.626680	4.28%	0
2004	10.211171	11.148993	9.18%	0
2003	7.747568	10.211171	31.80%	0
2002	9.357136	7.747568	-17.20%	0

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.008165	10.531542	-4.33%	0
2010	9.529249	11.008165	15.52%	0
2009	6.821757	9.529249	39.69%	0
2008	12.996811	6.821757	-47.51%	0
2007	12.981293	12.996811	0.12%	0
2006	11.542131	12.981293	12.47%	0
2005	11.093630	11.542131	4.04%	0
2004	10.173655	11.093630	9.04%	0
2003	7.738047	10.173655	31.48%	0
2002	9.357144	7.738047	-17.30%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.150416	13.575489	-10.40%	0
2010	12.187926	15.150416	24.31%	0
2009	7.877359	12.187926	54.72%	0
2008	16.413919	7.877359	-52.01%	0
2007	15.813820	16.413919	3.79%	0
2006	13.844139	15.813820	14.23%	0
2005	13.732058	13.844139	0.82%	0
2004	12.255290	13.732058	12.05%	0
2003	7.900936	12.255290	55.11%	0
2002*	10.000000	7.900936	-20.99%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.138647	12.642594	-10.58%	710
2010	11.384502	14.138647	24.19%	1,135
2009	7.369529	11.384502	54.48%	1,202
2008	15.390458	7.369529	-52.12%	3,293
2007	14.850050	15.390458	3.64%	1,187
2006	13.021605	14.850050	14.04%	1,333
2005	12.932313	13.021605	0.69%	1,477
2004	11.556580	12.932313	11.90%	1,533
2003	7.470696	11.556580	54.69%	1,044
2002*	10.000000	7.470696	-25.29%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.314924	13.912793	4.49%	0
2010	11.199776	13.314924	18.89%	0
2009	9.682314	11.199776	15.67%	0
2008	13.482615	9.682314	-28.19%	0
2007	14.056416	13.482615	-4.08%	0
2006	12.176606	14.056416	15.44%	0
2005	11.946646	12.176606	1.92%	0
2004	10.924240	11.946646	9.36%	0
2003	8.898962	10.924240	22.76%	0
2002*	10.000000	8.898962	-11.01%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.131381	8.838033	-3.21%	0
2010	8.425280	9.131381	8.38%	0
2009	6.580310	8.425280	28.04%	0
2008*	10.000000	6.580310	-34.20%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.763842	12.997331	-11.97%	0
2010	13.820056	14.763842	6.83%	0
2009	10.236559	13.820056	35.01%	0
2008	17.424713	10.236559	-41.25%	0
2007	15.310355	17.424713	13.81%	0
2006	12.797582	15.310355	19.63%	0
2005	11.783755	12.797582	8.60%	0
2004	10.084272	11.783755	16.85%	0
2003	7.739221	10.084272	30.30%	0
2002*	10.000000	7.739221	-22.61%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.695442	10.507340	-1.76%	0
2010	9.931322	10.695442	7.69%	0
2009	7.874708	9.931322	26.12%	0
2008	11.467680	7.874708	-31.33%	0
2007	10.791189	11.467680	6.27%	0
2006*	10.000000	10.791189	7.91%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.571893	10.362023	-1.99%	1,257
2010	9.844144	10.571893	7.39%	1,653
2009	7.824811	9.844144	25.81%	1,303
2008	11.424371	7.824811	-31.51%	1,303
2007	10.774151	11.424371	6.03%	1,303
2006*	10.000000	10.774151	7.74%	1,039
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.298247	16.729987	-8.57%	138
2010	16.530273	18.298247	10.70%	262
2009	12.464497	16.530273	32.62%	409
2008	21.328286	12.464497	-41.56%	409
2007	18.959922	21.328286	12.49%	409
2006	15.081854	18.959922	25.71%	409
2005	13.034430	15.081854	15.71%	409
2004	10.718895	13.034430	21.60%	409
2003	8.479227	10.718895	26.41%	409
2002*	10.000000	8.479227	-15.21%	239
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.067784	13.867387	-7.97%	0
2010	13.432504	15.067784	12.17%	0
2009	10.494240	13.432504	28.00%	0
2008	14.935532	10.494240	-29.74%	0
2007	13.870692	14.935532	7.68%	0
2006	12.683944	13.870692	9.36%	0
2005	11.989513	12.683944	5.79%	0
2004	10.716082	11.989513	11.88%	0
2003	8.562488	10.716082	25.15%	0
2002*	10.000000	8.562488	-14.38%	0

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.685443	9.832900	-7.98%	355
2010	9.091331	10.685443	17.53%	745
2009	5.583410	9.091331	62.83%	1,648
2008	11.162720	5.583410	-49.98%	1,707
2007	9.736326	11.162720	14.65%	7,712
2006	9.650952	9.736326	0.88%	7,679
2005	9.120705	9.650952	5.81%	7,596
2004	8.689526	9.120705	4.96%	9,476
2003	6.958432	8.689526	24.88%	8,484
2002*	10.000000	6.958432	-30.42%	7,963
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.073857	11.618795	-3.77%	5,522
2010	10.616214	12.073857	13.73%	6,505
2009	8.410578	10.616214	26.22%	5,353
2008	13.327892	8.410578	-36.89%	8,504
2007	13.882899	13.327892	-4.00%	15,394
2006	12.169700	13.882899	14.08%	18,261
2005	11.890851	12.169700	2.35%	18,731
2004	10.301178	11.890851	15.43%	20,209
2003	8.013499	10.301178	28.55%	13,582
2002*	10.000000	8.013499	-19.87%	7,533
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.637243	11.527620	-8.78%	845
2010	11.829411	12.637243	6.83%	1,690
2009*	10.000000	11.829411	18.29%	1,690
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.608376	10.466992	-1.33%	7,145
2010	9.622429	10.608376	10.25%	8,002
2009	7.037475	9.622429	36.73%	7,909
2008	11.360522	7.037475	-38.05%	10,338
2007	10.410330	11.360522	9.13%	12,022
2006	9.868998	10.410330	5.49%	13,049
2005	9.632052	9.868998	2.46%	13,244
2004	8.990793	9.632052	7.13%	12,299
2003	7.459892	8.990793	20.52%	8,801
2002*	10.000000	7.459892	-25.40%	1,669
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.766800	8.086767	-7.76%	1,495
2010	6.902462	8.766800	27.01%	1,828
2009	4.971189	6.902462	38.85%	780
2008	10.447828	4.971189	-52.42%	2,252
2007	9.706459	10.447828	7.64%	4,052
2006	9.652177	9.706459	0.56%	5,206
2005	9.545848	9.652177	1.11%	5,917
2004	8.490136	9.545848	12.43%	6,639
2003	6.322320	8.490136	34.29%	4,179
2002*	10.000000	6.322320	-36.78%	893

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.432424	12.698638	-12.01%	0
2010	10.800166	14.432424	33.63%	1
2009	6.743681	10.800166	60.15%	1
2008	11.343438	6.743681	-40.55%	4
2007	11.286669	11.343438	0.50%	1,600
2006	10.166759	11.286669	11.02%	1,746
2005	9.846662	10.166759	3.25%	1,681
2004	9.431340	9.846662	4.40%	6,442
2003	7.190438	9.431340	31.17%	5,386
2002*	10.000000	7.190438	-28.10%	2,409
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.457059	13.167049	-2.16%	3,562
2010	12.309015	13.457059	9.33%	3,953
2009	10.226012	12.309015	20.37%	1,187
2008	15.467642	10.226012	-33.89%	6,795
2007	14.625942	15.467642	5.75%	9,763
2006	12.346413	14.625942	18.46%	12,594
2005	11.796443	12.346413	4.66%	13,040
2004	10.451008	11.796443	12.87%	12,879
2003	8.525313	10.451008	22.59%	7,834
2002*	10.000000	8.525313	-14.75%	4,988
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.720815	10.351608	-3.44%	2,681
2010*	10.000000	10.720815	7.21%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.802178	13.634017	-1.22%	0
2010	12.408774	13.802178	11.23%	0
2009*	10.000000	12.408774	24.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.041443	9.962813	-0.78%	0
2010	9.119112	10.041443	10.11%	0
2009	7.516796	9.119112	21.32%	0
2008	10.889310	7.516796	-30.97%	1,839
2007	10.437649	10.889310	4.33%	0
2006*	10.000000	10.437649	4.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.732937	11.154904	3.93%	0
2010	10.301441	10.732937	4.19%	0
2009	9.344260	10.301441	10.24%	0
2008	10.547109	9.344260	-11.40%	0
2007	10.419772	10.547109	1.22%	0
2006*	10.000000	10.419772	4.20%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.069150	9.868315	-10.85%	451
2010	10.117159	11.069150	9.41%	858
2009	7.268248	10.117159	39.20%	1,338
2008	12.049870	7.268248	-39.68%	1,338
2007	10.719544	12.049870	12.41%	1,338
2006*	10.000000	10.719544	7.20%	682
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.796069	9.178394	-6.31%	228
2010	8.431393	9.796069	16.19%	434
2009	6.180334	8.431393	36.42%	676
2008	11.270518	6.180334	-45.16%	4,273
2007	10.247234	11.270518	9.99%	676
2006*	10.000000	10.247234	2.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.344149	8.019205	-3.89%	0
2010	7.648876	8.344149	9.09%	0
2009	5.953882	7.648876	28.47%	0
2008	9.779553	5.953882	-39.12%	0
2007*	10.000000	9.779553	-2.20%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.972115	13.237609	2.05%	0
2010	11.661664	12.972115	11.24%	0
2009	8.121026	11.661664	43.60%	0
2008	11.490054	8.121026	-29.32%	0
2007	11.330863	11.490054	1.40%	0
2006	10.421681	11.330863	8.72%	0
2005*	10.000000	10.421681	4.22%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.690267	7.547054	-13.16%	0
2010	7.661662	8.690267	13.43%	0
2009	5.095443	7.661662	50.36%	0
2008*	10.000000	5.095443	-49.05%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.593953	9.131281	-4.82%	0
2010	7.897457	9.593953	21.48%	0
2009	6.107929	7.897457	29.30%	0
2008*	10.000000	6.107929	-38.92%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.570204	9.100603	-4.91%	0
2010	7.879127	9.570204	21.46%	0
2009	6.106026	7.879127	29.04%	0
2008*	10.000000	6.106026	-38.94%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.098629	8.373730	-7.97%	0
2010	8.051675	9.098629	13.00%	0
2009	6.339916	8.051675	27.00%	0
2008*	10.000000	6.339916	-36.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.096181	9.791400	-3.02%	655
2010	9.302682	10.096181	8.53%	655
2009	7.898055	9.302682	17.78%	655
2008*	10.000000	7.898055	-21.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.678850	9.186597	-5.09%	0
2010	8.760766	9.678850	10.48%	0
2009	7.177820	8.760766	22.05%	0
2008*	10.000000	7.177820	-28.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.550197	10.517582	-0.31%	253
2010	10.049218	10.550197	4.99%	253
2009	9.045270	10.049218	11.10%	498
2008*	10.000000	9.045270	-9.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.888232	9.493730	-3.99%	6,532
2010	9.032136	9.888232	9.48%	6,532
2009	7.534670	9.032136	19.87%	7,010
2008*	10.000000	7.534670	-24.65%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.446193	8.852121	-6.29%	0
2010	8.480594	9.446193	11.39%	0
2009	6.815732	8.480594	24.43%	0
2008*	10.000000	6.815732	-31.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.262408	10.061041	-1.96%	257
2010	9.574869	10.262408	7.18%	257
2009	8.277026	9.574869	15.68%	0
2008*	10.000000	8.277026	-17.23%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.064660	11.594400	4.79%	0
2010	10.514058	11.064660	5.24%	0
2009	9.832166	10.514058	6.94%	0
2008*	10.000000	9.832166	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.991856	11.479579	4.44%	1,251
2010	10.472120	10.991856	4.96%	1,251
2009	9.810381	10.472120	6.75%	1,251
2008*	10.000000	9.810381	-1.90%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.940533	12.447959	4.25%	805
2010	11.235352	11.940533	6.28%	0
2009	9.816183	11.235352	14.46%	0
2008*	10.000000	9.816183	-1.84%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.902667	21.991690	-23.91%	0
2010	25.365736	28.902667	13.94%	0
2009	15.822270	25.365736	60.32%	0
2008	38.261317	15.822270	-58.65%	0
2007	26.810265	38.261317	42.71%	0
2006	20.006981	26.810265	34.00%	0
2005	15.379509	20.006981	30.09%	0
2004	12.990544	15.379509	18.39%	0
2003	8.025296	12.990544	61.87%	0
2002*	10.000000	8.025296	-19.75%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.167239	16.867929	-23.91%	114
2010	19.458594	22.167239	13.92%	217
2009	12.137596	19.458594	60.32%	338
2008	29.304806	12.137596	-58.58%	338
2007	20.497800	29.304806	42.97%	338
2006	15.269326	20.497800	34.24%	1,105
2005	11.723703	15.269326	30.24%	767
2004*	10.000000	11.723703	17.24%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.148376	13.863230	5.44%	578
2010	12.765328	13.148376	3.00%	924
2009	12.646087	12.765328	0.94%	1,381
2008	11.942823	12.646087	5.89%	1,957
2007	11.338783	11.942823	5.33%	2,252
2006	11.161405	11.338783	1.59%	2,529
2005	10.995063	11.161405	1.51%	2,616
2004	10.831857	10.995063	1.51%	2,622
2003	10.803103	10.831857	0.27%	2,212
2002*	10.000000	10.803103	8.03%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.696934	6.809681	-11.53%	0
2010	6.928966	7.696934	11.08%	0
2009	5.445149	6.928966	27.25%	0
2008*	10.000000	5.445149	-45.55%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.336886	12.595161	-5.56%	1,923
2010	11.835911	13.336886	12.68%	2,734
2009	9.465454	11.835911	25.04%	7,392
2008	15.246911	9.465454	-37.92%	20,784
2007	14.639757	15.246911	4.15%	21,763
2006	12.742739	14.639757	14.89%	39,088
2005	12.009900	12.742739	6.10%	38,222
2004	10.714675	12.009900	12.09%	39,043
2003	8.265709	10.714675	29.63%	21,271
2002*	10.000000	8.265709	-17.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.422474	12.319785	-0.83%	3,968
2010	11.507802	12.422474	7.95%	0
2009*	10.000000	11.507802	15.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.287558	12.939906	-2.62%	0
2010	12.065671	13.287558	10.13%	0
2009*	10.000000	12.065671	20.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.217129	12.361915	1.19%	5,006
2010	11.736764	12.217129	4.09%	5,817
2009	10.945387	11.736764	7.23%	3,100
2008	11.848308	10.945387	-7.62%	4,273
2007	11.438794	11.848308	3.58%	32,289
2006	10.960469	11.438794	4.36%	11,237
2005	10.792597	10.960469	1.56%	11,790
2004	10.491152	10.792597	2.87%	12,770
2003	9.890561	10.491152	6.07%	12,514
2002*	10.000000	9.890561	-1.09%	2,156
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.023419	12.797314	-1.74%	8,620
2010	11.944897	13.023419	9.03%	17,952
2009	10.199700	11.944897	17.11%	15,231
2008	13.509994	10.199700	-24.50%	8,518
2007	13.008688	13.509994	3.85%	18,026
2006	11.883847	13.008688	9.47%	23,144
2005	11.475511	11.883847	3.56%	21,119
2004	10.657631	11.475511	7.67%	26,004
2003	9.030991	10.657631	18.01%	19,696
2002*	10.000000	9.030991	9.69%	2,287

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.345367	12.839953	-3.79%	9,442
2010	12.031817	13.345367	10.92%	8,738
2009	9.839727	12.031817	22.28%	11,166
2008	14.590137	9.839727	-32.56%	27,952
2007	13.983780	14.590137	4.34%	35,088
2006	12.419111	13.983780	12.60%	35,245
2005	11.798821	12.419111	5.26%	35,652
2004	10.707932	11.798821	10.19%	35,861
2003	8.601254	10.707932	24.49%	7,784
2002*	10.000000	8.601254	-13.99%	5,055
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.792143	12.834519	0.33%	9,637
2010	11.991995	12.792143	6.67%	10,210
2009	10.648772	11.991995	12.61%	10,038
2008	12.751344	10.648772	-16.49%	15,380
2007	12.254994	12.751344	4.05%	17,360
2006	11.497891	12.254994	6.58%	17,856
2005	11.194012	11.497891	2.71%	15,990
2004	10.626808	11.194012	5.34%	16,197
2003	9.508030	10.626808	11.77%	10,365
2002*	10.000000	9.508030	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.808941	13.271445	-3.89%	0
2010	12.911434	13.808941	6.95%	0
2009*	10.000000	12.911434	29.11%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.749831	13.179314	-4.15%	14,904
2010	12.889699	13.749831	6.67%	18,883
2009*	10.000000	12.889699	28.90%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.330567	15.645031	-4.20%	0
2010	13.163628	16.330567	24.06%	0
2009	9.792131	13.163628	34.43%	0
2008	15.678812	9.792131	-37.55%	0
2007	14.830329	15.678812	5.72%	0
2006	13.728454	14.830329	8.03%	0
2005	12.457864	13.728454	10.20%	0
2004	10.950532	12.457864	13.76%	0
2003	8.272984	10.950532	32.36%	0
2002*	10.000000	8.272984	-17.27%	0

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.288024	14.626125	-4.33%	235
2010	12.356176	15.288024	23.73%	235
2009	9.208623	12.356176	34.18%	235
2008	14.779688	9.208623	-37.69%	1,722
2007	14.004322	14.779688	5.54%	2,009
2006	12.981161	14.004322	7.88%	2,148
2005	11.800910	12.981161	10.00%	2,148
2004	10.393499	11.800910	13.54%	2,367
2003	7.872833	10.393499	32.02%	1,798
2002*	10.000000	7.872833	-21.27%	1,041
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.106446	9.935112	-1.70%	3,253
2010	10.281211	10.106446	-1.70%	10,927
2009	10.454628	10.281211	-1.66%	14,308
2008	10.421407	10.454628	0.32%	11,624
2007	10.117716	10.421407	3.00%	10,302
2006	9.846151	10.117716	2.76%	9,812
2005	9.755674	9.846151	0.93%	9,787
2004	9.844512	9.755674	-0.90%	3,519
2003	9.952495	9.844512	-1.08%	0
2002*	10.000000	9.952495	-0.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.062326	8.051216	-11.16%	0
2010	8.100611	9.062326	11.87%	0
2009	6.054548	8.100611	33.79%	0
2008*	10.000000	6.054548	-39.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.849072	8.946323	-17.54%	0
2010	10.400808	10.849072	4.31%	0
2009	8.149149	10.400808	27.63%	0
2008	15.447935	8.149149	-47.25%	0
2007	15.268984	15.447935	1.17%	0
2006	12.653934	15.268984	20.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.662797	8.762786	-17.82%	0
2010	10.247542	10.662797	4.05%	58
2009	8.050535	10.247542	27.29%	58
2008	15.294761	8.050535	-47.36%	3,607
2007	15.151912	15.294761	0.94%	3,607
2006	12.591824	15.151912	20.33%	4,157
2005	11.456941	12.591824	9.91%	3,081
2004*	10.000000	11.456941	14.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.066774	8.624835	-4.87%	0
2010	7.995483	9.066774	13.40%	0
2009	6.288065	7.995483	27.15%	0
2008*	10.000000	6.288065	-37.12%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.712042	8.042434	-7.69%	5,236
2010	7.860693	8.712042	10.83%	6,808
2009	6.276217	7.860693	25.25%	8,283
2008*	10.000000	6.276217	-37.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.598319	9.015486	-6.07%	0
2010	7.720646	9.598319	24.32%	0
2009	6.198650	7.720646	24.55%	0
2008*	10.000000	6.198650	-38.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.076273	9.675375	-3.98%	0
2010	8.568256	10.076273	17.60%	0
2009	6.680815	8.568256	28.25%	0
2008*	10.000000	6.680815	-33.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.742793	9.495007	-2.54%	861
2010	7.922285	9.742793	22.98%	861
2009	6.336594	7.922285	25.02%	0
2008	12.057589	6.336594	-47.45%	0
2007	11.202931	12.057589	7.63%	0
2006	11.065828	11.202931	1.24%	0
2005	10.448386	11.065828	5.91%	0
2004	9.392238	10.448386	11.24%	0
2003	7.126957	9.392238	31.78%	885
2002*	10.000000	7.126957	-28.73%	517
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.970004	13.969825	-6.68%	0
2010	12.028519	14.970004	24.45%	0
2009	9.695003	12.028519	24.07%	0
2008	14.536925	9.695003	-33.31%	0
2007	15.884945	14.536925	-8.49%	0
2006	13.776435	15.884945	15.31%	0
2005	13.596173	13.776435	1.33%	0
2004	11.791487	13.596173	15.30%	0
2003	7.647260	11.791487	54.19%	0
2002*	10.000000	7.647260	-23.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.626743	12.665032	-7.06%	4,540
2010	10.960475	13.626743	24.33%	4,495
2009	8.859064	10.960475	23.72%	4,011
2008	13.312533	8.859064	-33.45%	0
2007	14.599504	13.312533	-8.82%	0
2006	12.682909	14.599504	15.11%	0
2005	12.552481	12.682909	1.04%	0
2004	10.914432	12.552481	15.01%	0
2003	7.096924	10.914432	53.79%	920
2002*	10.000000	7.096924	-29.03%	543

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.087934	14.935792	-7.16%	0
2010	13.059344	16.087934	23.19%	0
2009	9.862655	13.059344	32.41%	0
2008	16.232644	9.862655	-39.24%	0
2007	16.170181	16.232644	0.39%	0
2006	14.681630	16.170181	10.14%	0
2005	13.296931	14.681630	10.41%	0
2004	11.364921	13.296931	17.00%	0
2003	8.198662	11.364921	38.62%	0
2002*	10.000000	8.198662	-18.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.146569	14.951501	-7.40%	1,385
2010	13.142599	16.146569	22.86%	1,653
2009	9.945633	13.142599	32.14%	464
2008	16.413170	9.945633	-39.40%	5,608
2007	16.388120	16.413170	0.15%	6,248
2006	14.917635	16.388120	9.86%	6,393
2005	13.548202	14.917635	10.11%	6,535
2004	11.602934	13.548202	16.77%	3,307
2003	8.394271	11.602934	38.22%	1,061
2002*	10.000000	8.394271	-16.06%	41
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.896885	8.779015	-1.32%	0
2010	7.993618	8.896885	11.30%	0
2009	6.476645	7.993618	23.42%	0
2008	11.284508	6.476645	-42.61%	0
2007	10.640814	11.284508	6.05%	0
2006*	10.000000	10.640814	6.41%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.117820	9.513349	4.34%	0
2010	7.144713	9.117820	27.62%	0
2009	5.569001	7.144713	28.29%	0
2008*	10.000000	5.569001	-44.31%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.420487	10.376793	-0.42%	0
2010	10.350221	10.420487	0.68%	0
2009	9.830311	10.350221	5.29%	0
2008*	10.000000	9.830311	-1.70%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.471087	11.596824	-13.91%	0
2010	12.886142	13.471087	4.54%	0
2009*	10.000000	12.886142	28.86%	0

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.981945	12.368567	-4.72%	897
2010	10.749471	12.981945	20.77%	897
2009	8.320532	10.749471	29.19%	897
2008	13.978067	8.320532	-40.47%	897
2007	13.215001	13.978067	5.77%	897
2006	11.822846	13.215001	11.78%	897
2005	11.254941	11.822846	5.05%	897
2004*	10.000000	11.254941	12.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.420385	13.003502	-9.83%	0
2010	12.648949	14.420385	14.00%	0
2009	9.211151	12.648949	37.32%	0
2008	15.668629	9.211151	-41.21%	0
2007	14.991019	15.668629	4.52%	0
2006	12.957522	14.991019	15.69%	0
2005	11.528063	12.957522	12.40%	0
2004*	10.000000	11.528063	15.28%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.183191	12.758393	-10.05%	2,108
2010	12.473864	14.183191	13.70%	2,179
2009	9.104287	12.473864	37.01%	0
2008	15.526471	9.104287	-41.36%	2,234
2007	14.894095	15.526471	4.25%	2,357
2006	12.905485	14.894095	15.41%	4,347
2005	11.511004	12.905485	12.11%	4,474
2004*	10.000000	11.511004	15.11%	4,026
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.250186	14.650073	-9.85%	0
2010	14.255145	16.250186	14.00%	0
2009	10.375248	14.255145	37.40%	0
2008	17.647130	10.375248	-41.21%	0
2007	16.886889	17.647130	4.50%	0
2006	14.595798	16.886889	15.70%	0
2005	12.988987	14.595798	12.37%	0
2004	11.088586	12.988987	17.14%	0
2003	7.887047	11.088586	40.59%	0
2002*	10.000000	7.887047	-21.13%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.888665	14.287161	-10.08%	0
2010	13.969571	15.888665	13.74%	1,924
2009	10.197856	13.969571	36.99%	1,924
2008	17.386791	10.197856	-41.35%	4,400
2007	16.675092	17.386791	4.27%	5,426
2006	14.453068	16.675092	15.37%	5,603
2005	12.889927	14.453068	12.13%	5,654
2004	11.030404	12.889927	16.86%	6,010
2003	7.854463	11.030404	40.43%	6,197
2002*	10.000000	7.854463	-21.46%	3,737

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.200435	16.029099	-1.06%	1,258
2010	14.359278	16.200435	12.82%	1,623
2009	12.336611	14.359278	16.40%	1,966
2008	14.675814	12.336611	-15.94%	1,298
2007	13.629108	14.675814	7.68%	1,256
2006	12.928928	13.629108	5.42%	787
2005	12.833750	12.928928	0.74%	256
2004	12.040207	12.833750	6.59%	233
2003	10.454481	12.040207	15.17%	81
2002*	10.000000	10.454481	4.54%	34
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.783619	2.684967	-3.54%	0
2010	2.469149	2.783619	12.74%	0
2009	1.981687	2.469149	24.60%	0
2008	9.550890	1.981687	-79.25%	0
2007*	10.000000	9.550890	-4.49%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.877619	3.722767	-3.99%	0
2010	3.435720	3.877619	12.86%	0
2009	2.789022	3.435720	23.19%	0
2008	13.303798	2.789022	-79.04%	0
2007	13.548907	13.303798	-1.81%	0
2006	12.595647	13.548907	7.57%	0
2005	12.523138	12.595647	0.58%	0
2004	11.691365	12.523138	7.11%	0
2003	9.594723	11.691365	21.85%	0
2002*	10.000000	9.594723	-4.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.242275	11.016787	-2.01%	482
2010	9.873935	11.242275	13.86%	719
2009	7.847787	9.873935	25.82%	757
2008	13.008326	7.847787	-39.67%	2,319
2007	12.706986	13.008326	2.37%	7,836
2006	11.263768	12.706986	12.81%	10,393
2005	10.835929	11.263768	3.95%	10,408
2004	10.099652	10.835929	7.29%	10,604
2003	8.125889	10.099652	24.29%	9,683
2002*	10.000000	8.125889	-18.74%	2,092
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.451271	15.814354	-3.87%	0
2010	13.561335	16.451271	21.31%	0
2009	10.055658	13.561335	34.86%	0
2008	16.454603	10.055658	-38.89%	0
2007	16.945780	16.454603	-2.90%	0
2006	14.989876	16.945780	13.05%	0
2005	13.872076	14.989876	8.06%	0
2004	11.817001	13.872076	17.39%	0
2003	8.327018	11.817001	41.91%	0
2002*	10.000000	8.327018	-16.73%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.575665	9.188879	-4.04%	0
2010	7.916000	9.575665	20.97%	0
2009	5.883075	7.916000	34.56%	0
2008	9.653847	5.883075	-39.06%	0
2007	9.960380	9.653847	-3.08%	0
2006*	10.000000	9.960380	-0.40%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.655907	12.422654	6.58%	0
2010	10.841398	11.655907	7.51%	0
2009*	10.000000	10.841398	8.41%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.291696	11.212140	-0.70%	0
2010	10.920652	11.291696	3.40%	0
2009*	10.000000	10.920652	9.21%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.627166	11.836773	-6.26%	0
2010	11.230666	12.627166	12.43%	48
2009	8.801105	11.230666	27.61%	48
2008	14.605472	8.801105	-39.74%	48
2007	15.814500	14.605472	-7.65%	48
2006	13.878937	15.814500	13.95%	48
2005	13.416801	13.878937	3.44%	96
2004	12.283848	13.416801	9.22%	96
2003*	10.000000	12.283848	22.84%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.583100	10.274779	-18.34%	0
2010	11.634115	12.583100	8.16%	0
2009	9.496110	11.634115	22.51%	0
2008	17.236195	9.496110	-44.91%	0
2007	16.181977	17.236195	6.51%	0
2006	12.888396	16.181977	25.55%	0
2005	11.685298	12.888396	10.30%	0
2004	10.230465	11.685298	14.22%	0
2003	8.097278	10.230465	26.34%	0
2002*	10.000000	8.097278	-19.03%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.010837	13.122108	-6.34%	0
2010	11.313316	14.010837	23.84%	0
2009	8.749918	11.313316	29.30%	0
2008	14.679706	8.749918	-40.39%	0
2007	17.111577	14.679706	-14.21%	0
2006	14.840090	17.111577	15.31%	0
2005	14.104173	14.840090	5.22%	0
2004	11.367929	14.104173	24.07%	0
2003	7.727707	11.367929	47.11%	0
2002*	10.000000	7.727707	-22.72%	0

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.727399	11.085797	-19.24%	0
2010	11.560285	13.727399	18.75%	20
2009	7.175351	11.560285	61.11%	173
2008	11.592660	7.175351	-38.10%	224
2007	11.177220	11.592660	3.72%	501
2006	10.783840	11.177220	3.65%	522
2005	10.378938	10.783840	3.90%	569
2004	10.052506	10.378938	3.25%	569
2003	8.186913	10.052506	22.79%	287
2002*	10.000000	8.186913	-18.13%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.049723	11.449331	3.62%	0
2010	10.519334	11.049723	5.04%	0
2009	9.783489	10.519334	7.52%	0
2008	11.114815	9.783489	-11.98%	0
2007	10.747251	11.114815	3.42%	0
2006	10.556674	10.747251	1.81%	0
2005	10.332268	10.556674	2.17%	59
2004	10.099592	10.332268	2.30%	59
2003*	10.000000	10.099592	1.00%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.264770	15.253839	-6.22%	0
2010	13.051557	16.264770	24.62%	0
2009*	10.000000	13.051557	30.52%	0
Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.086888	11.227524	-7.11%	0
2010	11.122165	12.086888	8.67%	0
2009	9.006789	11.122165	23.49%	0
2008	12.918998	9.006789	-31.55%	0
2007	12.296343	12.918998	5.06%	0
2006	11.328021	12.296343	8.55%	0
2005	11.080574	11.328021	2.23%	0
2004	10.640349	11.080574	4.14%	0
2003	9.228802	10.640349	15.30%	0
2002*	10.000000	9.228802	-7.71%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.557641	11.002957	4.22%	3,073
2010	9.526314	10.557641	10.83%	3,133
2009	8.056567	9.526314	18.24%	9,056
2008	13.827287	8.056567	-41.73%	9,545
2007	13.422536	13.827287	3.02%	11,089
2006	11.677593	13.422536	14.94%	15,820
2005	11.362746	11.677593	2.77%	16,584
2004	10.398220	11.362746	9.28%	18,234
2003	8.006442	10.398220	29.87%	10,195
2002*	10.000000	8.006442	-19.94%	5,402
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.910752	12.593928	-20.85%	0
2010	15.526387	15.910752	2.48%	0
2009	11.761810	15.526387	32.01%	0
2008	25.626201	11.761810	-54.10%	677
2007	24.706002	25.626201	3.72%	950
2006	18.609305	24.706002	32.76%	984
2005	16.254456	18.609305	14.49%	1,022
2004	13.246699	16.254456	22.71%	3,474
2003	9.366041	13.246699	41.43%	8,098
2002*	10.000000	9.366041	-6.34%	9,212
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.074299	9.526841	-5.43%	757
2010	9.335779	10.074299	7.91%	757
2009	6.930451	9.335779	34.71%	757
2008	11.721903	6.930451	-40.88%	757
2007	10.502045	11.721903	11.62%	806
2006	10.757590	10.502045	-2.38%	1,422
2005	9.533538	10.757590	12.84%	1,454
2004	8.955955	9.533538	6.45%	2,197
2003	7.388819	8.955955	21.21%	2,349
2002*	10.000000	7.388819	-26.11%	957
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.827968	16.904050	-10.22%	347
2010	15.137927	18.827968	24.38%	386
2009	10.800377	15.137927	40.16%	1,729
2008	17.109239	10.800377	-36.87%	2,752
2007	17.153645	17.109239	-0.26%	3,659
2006	15.287265	17.153645	12.21%	2,957
2005	14.591161	15.287265	4.77%	6,443
2004	12.472021	14.591161	16.99%	7,928
2003	9.009679	12.472021	38.43%	8,654
2002*	10.000000	9.009679	-9.90%	5,542
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.978965	12.288096	-5.32%	0
2010	12.035254	12.978965	7.84%	0
2009*	10.000000	12.035254	20.35%	0

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.785878	15.597463	-1.19%	0
2010	12.768951	15.785878	23.63%	0
2009	10.394939	12.768951	22.84%	0
2008	15.314829	10.394939	-32.13%	0
2007	15.691918	15.314829	-2.40%	0
2006	13.959012	15.691918	12.41%	0
2005	13.248584	13.959012	5.36%	0
2004	11.063283	13.248584	19.75%	0
2003	8.172507	11.063283	35.37%	0
2002*	10.000000	8.172507	-18.27%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.313863	11.216470	-0.86%	0
2010	10.029302	11.313863	12.81%	0
2009	7.631768	10.029302	31.42%	0
2008	11.845857	7.631768	-35.57%	0
2007	11.187033	11.845857	5.89%	0
2006	10.426448	11.187033	7.29%	0
2005	10.241337	10.426448	1.81%	0
2004	9.814206	10.241337	4.35%	0
2003	7.927440	9.814206	23.80%	0
2002*	10.000000	7.927440	-20.73%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.079251	12.091149	0.10%	0
2010	10.705698	12.079251	12.83%	0
2009	8.625042	10.705698	24.12%	0
2008	13.966272	8.625042	-38.24%	0
2007	13.506586	13.966272	3.40%	0
2006	11.901898	13.506586	13.48%	0
2005	11.570435	11.901898	2.86%	0
2004	10.643907	11.570435	8.70%	0
2003	8.439531	10.643907	26.12%	0
2002*	10.000000	8.439531	-15.60%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.482451	13.461649	-0.15%	2,870
2010	11.980801	13.482451	12.53%	2,870
2009	9.674489	11.980801	23.84%	2,870
2008	15.710289	9.674489	-38.42%	2,870
2007	15.231379	15.710289	3.14%	783
2006	13.455798	15.231379	13.20%	4,658
2005	13.113372	13.455798	2.61%	4,785
2004	12.094800	13.113372	8.42%	5,386
2003*	10.000000	12.094800	20.95%	0

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.875410	10.096823	-7.16%	0
2010	9.794887	10.875410	11.03%	0
2009	8.801740	9.794887	11.28%	631
2008	12.737639	8.801740	-30.90%	1,127
2007	11.825593	12.737639	7.71%	1,847
2006	10.395074	11.825593	13.76%	1,525
2005	10.403340	10.395074	-0.08%	1,539
2004	9.885766	10.403340	5.24%	1,558
2003	8.122319	9.885766	21.71%	4,795
2002*	10.000000	8.122319	-18.78%	2,972
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.329705	17.865340	3.09%	17
2010	15.420360	17.329705	12.38%	17
2009	10.293268	15.420360	49.81%	84
2008	14.175991	10.293268	-27.39%	84
2007	13.984395	14.175991	1.37%	84
2006	12.872484	13.984395	8.64%	3,479
2005	12.810159	12.872484	0.49%	3,479
2004	11.835740	12.810159	8.23%	8,490
2003	9.890919	11.835740	19.66%	32
2002*	10.000000	9.890919	-1.09%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.388747	13.454015	0.49%	0
2010	12.559099	13.388747	6.61%	0
2009	10.613790	12.559099	18.33%	0
2008	11.652026	10.613790	-8.91%	0
2007	11.254765	11.652026	3.53%	0
2006	10.997808	11.254765	2.34%	0
2005	11.049791	10.997808	-0.47%	0
2004	10.853711	11.049791	1.81%	0
2003	10.556602	10.853711	2.81%	0
2002*	10.000000	10.556602	5.57%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.250842	13.278727	0.21%	2,406
2010	12.455261	13.250842	6.39%	892
2009	10.550503	12.455261	18.05%	892
2008	11.615749	10.550503	-9.17%	892
2007	11.245717	11.615749	3.29%	1,019
2006	11.013768	11.245717	2.11%	1,217
2005	11.099842	11.013768	-0.78%	1,249
2004	10.934545	11.099842	1.51%	14,685
2003	10.656222	10.934545	2.61%	1,370
2002*	10.000000	10.656222	6.56%	891

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.175232	11.641026	-4.39%	0
2010	10.856687	12.175232	12.15%	0
2009	8.569851	10.856687	26.68%	0
2008	12.254451	8.569851	-30.07%	0
2007	10.813170	12.254451	13.33%	0
2006	10.262708	10.813170	5.36%	0
2005	10.050212	10.262708	2.11%	0
2004	9.708905	10.050212	3.52%	0
2003	8.381004	9.708905	15.84%	0
2002	9.358857	8.381004	-10.45%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.368695	10.855613	-4.51%	0
2010	10.153337	11.368695	11.97%	0
2009	8.025830	10.153337	26.51%	0
2008	11.490407	8.025830	-30.15%	0
2007	10.155168	11.490407	13.15%	0
2006	9.647150	10.155168	5.27%	0
2005	9.460800	9.647150	1.97%	8,800
2004	9.155267	9.460800	3.34%	8,800
2003	7.919423	9.155267	15.61%	8,800
2002	8.860560	7.919423	-10.62%	8,800
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.321603	9.506017	-7.90%	0
2010	9.042566	10.321603	14.14%	0
2009	6.930992	9.042566	30.47%	0
2008	11.001887	6.930992	-37.00%	0
2007	9.420753	11.001887	16.78%	0
2006	8.973509	9.420753	4.98%	0
2005	8.799284	8.973509	1.98%	0
2004	8.460773	8.799284	4.00%	0
2003	6.992679	8.460773	20.99%	0
2002	8.426898	6.992679	-17.02%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.474572	8.707705	-8.09%	0
2010	8.311407	9.474572	13.99%	0
2009	6.388818	8.311407	30.09%	0
2008	10.151401	6.388818	-37.06%	0
2007	8.712480	10.151401	16.52%	0
2006	8.308559	8.712480	4.86%	0
2005	8.165032	8.308559	1.76%	0
2004	7.867464	8.165032	3.78%	0
2003	6.508754	7.867464	20.88%	0
2002	7.870380	6.508754	-17.30%	0

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.771981	11.129337	-5.46%	0
2010	10.154791	11.771981	15.93%	0
2009	7.470244	10.154791	35.94%	0
2008	11.524402	7.470244	-35.18%	0
2007	10.772200	11.524402	6.98%	0
2006	9.820477	10.772200	9.69%	0
2005	9.463995	9.820477	3.77%	0
2004	9.137124	9.463995	3.58%	0
2003	7.912880	9.137124	15.47%	0
2002	8.826597	7.912880	-10.35%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.125385	11.457801	-5.51%	0
2010	10.480284	12.125385	15.70%	0
2009	7.711627	10.480284	35.90%	0
2008	11.919486	7.711627	-35.30%	0
2007	11.159848	11.919486	6.81%	0
2006	10.186713	11.159848	9.55%	0
2005	9.824669	10.186713	3.69%	0
2004	9.510208	9.824669	3.31%	0
2003	8.244106	9.510208	15.36%	72
2002	9.214134	8.244106	-10.53%	72
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.532447	8.158344	-4.38%	0
2010	7.355569	8.532447	16.00%	0
2009	5.508279	7.355569	33.54%	0
2008	9.533031	5.508279	-42.22%	0
2007	9.075261	9.533031	5.04%	0
2006	8.102595	9.075261	12.00%	0
2005	6.816346	8.102595	18.87%	0
2004	6.850426	6.816346	-0.50%	0
2003	5.569971	6.850426	22.99%	0
2002	6.110761	5.569971	-8.85%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.398366	8.023284	-4.47%	0
2010	7.244798	8.398366	15.92%	0
2009	5.430394	7.244798	33.41%	0
2008	9.423833	5.430394	-42.38%	2,265
2007	8.987755	9.423833	4.85%	2,302
2006	8.037088	8.987755	11.83%	0
2005	6.778262	8.037088	18.57%	5,896
2004	6.811656	6.778262	-0.49%	5,896
2003	5.550250	6.811656	22.73%	5,896
2002	6.110762	5.550250	-9.17%	5,896

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.473510	10.378979	-0.90%	0
2010	9.262405	10.473510	13.08%	0
2009	7.250103	9.262405	27.76%	0
2008	12.879844	7.250103	-43.71%	0
2007	12.927267	12.879844	-0.37%	0
2006	10.956738	12.927267	17.98%	0
2005	10.544204	10.956738	3.91%	0
2004	9.635243	10.544204	9.43%	0
2003	7.530864	9.635243	27.94%	0
2002	9.234883	7.530864	-18.45%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.266677	11.142392	-1.10%	3,171
2010	9.978658	11.266677	12.91%	3,173
2009	7.819624	9.978658	27.61%	3,743
2008	13.917738	7.819624	-43.82%	10,969
2007	13.988998	13.917738	-0.51%	12,850
2006	11.871548	13.988998	17.84%	18,493
2005	11.444858	11.871548	3.73%	33,512
2004	10.472282	11.444858	9.29%	41,791
2003	8.197146	10.472282	27.76%	18,605
2002	10.070646	8.197146	-18.60%	14,404
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.110496	9.092327	-0.20%	0
2010	8.086908	9.110496	12.66%	0
2009	6.472878	8.086908	24.94%	0
2008	11.315448	6.472878	-42.80%	0
2007	10.283924	11.315448	10.03%	0
2006	9.261579	10.283924	11.04%	0
2005	8.766160	9.261579	5.65%	0
2004	8.436872	8.766160	3.90%	0
2003	6.947481	8.436872	21.44%	0
2002	8.488299	6.947481	-18.15%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.253513	9.215451	-0.41%	1,426
2010	8.222097	9.253513	12.54%	1,400
2009	6.588597	8.222097	24.79%	1,372
2008	11.542146	6.588597	-42.92%	1,338
2007	10.503354	11.542146	9.89%	1,311
2006	9.472187	10.503354	10.89%	1,290
2005	8.976160	9.472187	5.53%	4,730
2004	8.657810	8.976160	3.68%	4,703
2003	7.138348	8.657810	21.29%	4,675
2002	8.737483	7.138348	-18.30%	4,635

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.526012	8.388942	-1.61%	0
2010	6.994978	8.526012	21.89%	0
2009	5.555748	6.994978	25.91%	0
2008	10.717047	5.555748	-48.16%	0
2007	8.598464	10.717047	24.64%	0
2006	8.199242	8.598464	4.87%	0
2005	7.896862	8.199242	3.83%	0
2004	7.783505	7.896862	1.46%	0
2003	5.966173	7.783505	30.46%	0
2002	8.699922	5.966173	-31.42%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.577445	6.460480	-1.78%	2,122
2010	5.404807	6.577445	21.70%	2,122
2009	4.298884	5.404807	25.73%	2,122
2008	8.304235	4.298884	-48.23%	2,086
2007	6.673720	8.304235	24.43%	4,144
2006	6.373377	6.673720	4.71%	4,144
2005	6.148248	6.373377	3.66%	22,681
2004	6.068288	6.148248	1.32%	22,681
2003	4.659883	6.068288	30.22%	22,844
2002	6.804531	4.659883	-31.52%	18,758
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.096119	9.025919	-10.60%	0
2010	8.241139	10.096119	22.51%	0
2009	6.003013	8.241139	37.28%	0
2008	11.951392	6.003013	-49.77%	0
2007	10.352447	11.951392	15.45%	0
2006	9.717831	10.352447	6.53%	0
2005	9.159591	9.717831	6.09%	0
2004	8.457729	9.159591	8.30%	0
2003	6.597440	8.457729	28.20%	0
2002	9.115871	6.597440	-27.63%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.872351	8.805986	-10.80%	345
2010	8.058933	9.872351	22.50%	345
2009	5.887175	8.058933	36.89%	345
2008	11.727412	5.887175	-49.80%	345
2007	10.175261	11.727412	15.25%	1,457
2006	9.563126	10.175261	6.40%	1,457
2005	9.033679	9.563126	5.86%	1,457
2004	8.361620	9.033679	8.04%	1,457
2003	6.532223	8.361620	28.01%	345
2002	9.060551	6.532223	-27.90%	345

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.216214	11.453044	2.11%	0
2010	10.032625	11.216214	11.80%	0
2009	7.102221	10.032625	41.26%	0
2008	9.646583	7.102221	-26.38%	0
2007	9.565232	9.646583	0.85%	0
2006	8.756341	9.565232	9.24%	0
2005	8.692546	8.756341	0.73%	0
2004	8.082144	8.692546	7.55%	0
2003	6.478666	8.082144	24.75%	0
2002	6.363800	6.478666	1.80%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.030866	12.260080	1.91%	58
2010	10.772228	12.030866	11.68%	58
2009	7.642329	10.772228	40.95%	58
2008	10.390931	7.642329	-26.45%	58
2007	10.314795	10.390931	0.74%	1,557
2006	9.455545	10.314795	9.09%	1,745
2005	9.406006	9.455545	0.53%	6,180
2004	8.752237	9.406006	7.47%	6,409
2003	7.027783	8.752237	24.54%	6,660
2002	6.924516	7.027783	1.49%	4,283
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.330300	11.537904	1.83%	0
2010	10.134386	11.330300	11.80%	0
2009	7.188131	10.134386	40.99%	0
2008	9.778843	7.188131	-26.49%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.371889	11.619757	2.18%	0
2010	10.183117	11.371889	11.67%	0
2009	7.200894	10.183117	41.41%	0
2008	9.769508	7.200894	-26.29%	0
2007*	10.000000	9.769508	-2.30%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.181199	9.204784	0.26%	0
2010	8.124110	9.181199	13.01%	0
2009	6.531121	8.124110	24.39%	0
2008	10.551565	6.531121	-38.10%	0
2007	10.186463	10.551565	3.58%	0
2006	8.958318	10.186463	13.71%	0
2005	8.697841	8.958318	2.99%	0
2004	8.003193	8.697841	8.68%	0
2003	6.343490	8.003193	26.16%	0
2002	8.304223	6.343490	-23.61%	0

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.808240	16.671478	5.46%	0
2010	14.924888	15.808240	5.92%	0
2009	13.126720	14.924888	13.70%	0
2008	13.809254	13.126720	-4.94%	0
2007	13.470939	13.809254	2.51%	0
2006	13.138803	13.470939	2.53%	0
2005	13.085373	13.138803	0.41%	1,741
2004	12.750362	13.085373	2.63%	1,741
2003	12.335513	12.750362	3.36%	1,741
2002	11.378314	12.335513	8.41%	1,741
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	37.275990	32.699696	-12.28%	0
2010	29.478156	37.275990	26.45%	0
2009	21.428463	29.478156	37.57%	0
2008	36.056048	21.428463	-40.57%	0
2007	31.779992	36.056048	13.46%	0
2006	28.727606	31.779992	10.63%	0
2005	24.734852	28.727606	16.14%	0
2004	20.176908	24.734852	22.59%	0
2003	14.824714	20.176908	36.10%	0
2002	16.746109	14.824714	-11.47%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.147232	20.274613	-12.41%	1,708
2010	18.323753	23.147232	26.32%	905
2009	13.345105	18.323753	37.31%	2,001
2008	22.491295	13.345105	-40.67%	4,363
2007	19.849489	22.491295	13.31%	5,691
2006	17.972879	19.849489	10.44%	5,799
2005	15.499574	17.972879	15.96%	11,684
2004	12.655194	15.499574	22.48%	14,674
2003	9.316635	12.655194	35.83%	13,632
2002	10.539238	9.316635	-11.60%	14,050
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.465990	11.278185	-1.64%	0
2010	11.641928	11.465990	-1.51%	0
2009	11.764479	11.641928	-1.04%	0
2008	11.622060	11.764479	1.23%	0
2007	11.247555	11.622060	3.33%	0
2006	10.913581	11.247555	3.06%	0
2005	10.779369	10.913581	1.25%	9,170
2004	10.840561	10.779369	-0.56%	9,170
2003	10.924543	10.840561	-0.77%	9,170
2002	10.933951	10.924543	-0.09%	9,170

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.683484	9.501610	-18.67%	0
2010	10.524057	11.683484	11.02%	0
2009	8.471764	10.524057	24.23%	0
2008	15.361166	8.471764	-44.85%	0
2007	13.340733	15.361166	15.14%	0
2006	11.511681	13.340733	15.89%	0
2005	9.847782	11.511681	16.90%	0
2004	8.831911	9.847782	11.50%	0
2003	6.277043	8.831911	40.70%	0
2002	8.020658	6.277043	-21.74%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.301295	7.554070	-18.78%	0
2010	8.390399	9.301295	10.86%	0
2009	6.765834	8.390399	24.01%	0
2008	12.288685	6.765834	-44.94%	660
2007	10.686398	12.288685	14.99%	738
2006	9.234913	10.686398	15.72%	748
2005	7.912675	9.234913	16.71%	2,277
2004	7.107323	7.912675	11.33%	2,289
2003	5.057278	7.107323	40.54%	4,423
2002	6.471243	5.057278	-21.85%	3,921
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.935952	10.499655	-18.83%	532
2010	11.669470	12.935952	10.85%	532
2009	9.411523	11.669470	23.99%	532
2008	17.089649	9.411523	-44.93%	1,397
2007	14.860462	17.089649	15.00%	1,419
2006	12.837627	14.860462	15.76%	43
2005	11.003353	12.837627	16.67%	43
2004*	10.000000	11.003353	10.03%	43
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.078457	10.626512	-18.75%	0
2010	11.778790	13.078457	11.03%	0
2009	9.477888	11.778790	24.28%	0
2008	17.189457	9.477888	-44.86%	0
2007	14.926178	17.189457	15.16%	0
2006	12.879439	14.926178	15.89%	0
2005	11.022204	12.879439	16.85%	0
2004*	10.000000	11.022204	10.22%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.117480	10.644787	-4.25%	0
2010	9.611066	11.117480	15.67%	0
2009	6.872254	9.611066	39.85%	0
2008	13.082139	6.872254	-47.47%	0
2007	13.056202	13.082139	0.20%	0
2006	11.599614	13.056202	12.56%	0
2005	11.128692	11.599614	4.23%	0
2004	10.197755	11.128692	9.13%	0
2003	7.741314	10.197755	31.73%	0
2002	9.354351	7.741314	-17.24%	0

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.954580	10.474966	-4.38%	33
2010	9.487693	10.954580	15.46%	33
2009	6.795467	9.487693	39.62%	33
2008	12.953341	6.795467	-47.54%	33
2007	12.944485	12.953341	0.07%	33
2006	11.515252	12.944485	12.41%	33
2005	11.073406	11.515252	3.99%	33
2004	10.160276	11.073406	8.99%	33
2003	7.731804	10.160276	31.41%	0
2002	9.354364	7.731804	-17.35%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.084430	13.509495	-10.44%	0
2010	12.141008	15.084430	24.24%	0
2009	7.851032	12.141008	54.64%	0
2008	16.367419	7.851032	-52.03%	0
2007	15.777089	16.367419	3.74%	0
2006	13.818995	15.777089	14.17%	0
2005	13.714081	13.818995	0.77%	0
2004	12.245469	13.714081	11.99%	0
2003	7.898615	12.245469	55.03%	0
2002*	10.000000	7.898615	-21.01%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.076425	12.580552	-10.63%	2,058
2010	11.340164	14.076425	24.13%	1,666
2009	7.344562	11.340164	54.40%	1,666
2008	15.346163	7.344562	-52.14%	0
2007	14.814898	15.346163	3.59%	352
2006	12.997377	14.814898	13.98%	352
2005	12.914794	12.997377	0.64%	352
2004	11.546790	12.914794	11.85%	352
2003	7.468157	11.546790	54.61%	352
2002*	10.000000	7.468157	-25.32%	204
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.256945	13.845168	4.44%	0
2010	11.156668	13.256945	18.83%	0
2009	9.649951	11.156668	15.61%	0
2008	13.444410	9.649951	-28.22%	0
2007	14.023771	13.444410	-4.13%	0
2006	12.154502	14.023771	15.38%	0
2005	11.930996	12.154502	1.87%	0
2004	10.915477	11.930996	9.30%	0
2003	8.896338	10.915477	22.70%	0
2002*	10.000000	8.896338	-11.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.118982	8.821565	-3.26%	0
2010	8.418116	9.118982	8.33%	0
2009	6.578070	8.418116	27.97%	0
2008*	10.000000	6.578070	-34.22%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.699561	12.934167	-12.01%	0
2010	13.766878	14.699561	6.77%	0
2009	10.202344	13.766878	34.94%	0
2008	17.375311	10.202344	-41.28%	0
2007	15.274764	17.375311	13.75%	0
2006	12.774316	15.274764	19.57%	0
2005	11.768303	12.774316	8.55%	0
2004	10.076177	11.768303	16.79%	0
2003	7.736939	10.076177	30.23%	0
2002*	10.000000	7.736939	-22.63%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.670055	10.477080	-1.81%	0
2010	9.912777	10.670055	7.64%	0
2009	7.863995	9.912777	26.05%	0
2008	11.457909	7.863995	-31.37%	0
2007	10.787508	11.457909	6.21%	0
2006*	10.000000	10.787508	7.88%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.546776	10.332166	-2.03%	917
2010	9.825752	10.546776	7.34%	917
2009	7.814161	9.825752	25.74%	917
2008	11.414639	7.814161	-31.54%	917
2007	10.770472	11.414639	5.98%	917
2006*	10.000000	10.770472	7.70%	917
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.215784	16.646133	-8.62%	125
2010	16.464142	18.215784	10.64%	125
2009	12.420938	16.464142	32.55%	125
2008	21.264589	12.420938	-41.59%	125
2007	18.912959	21.264589	12.43%	125
2006	15.052131	18.912959	25.65%	125
2005	13.015346	15.052131	15.65%	125
2004	10.708644	13.015346	21.54%	125
2003	8.475432	10.708644	26.35%	125
2002*	10.000000	8.475432	-15.25%	279
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.002210	13.800029	-8.01%	0
2010	13.380849	15.002210	12.12%	0
2009	10.459212	13.380849	27.93%	0
2008	14.893261	10.459212	-29.77%	0
2007	13.838509	14.893261	7.62%	0
2006	12.660936	13.838509	9.30%	0
2005	11.973834	12.660936	5.74%	0
2004	10.707501	11.973834	11.83%	0
2003	8.559971	10.707501	25.09%	0
2002*	10.000000	8.559971	-14.40%	0

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.637351	9.783666	-8.03%	2,327
2010	9.055013	10.637351	17.47%	2,418
2009	5.563917	9.055013	62.75%	9,449
2008	11.129427	5.563917	-50.01%	9,330
2007	9.712248	11.129427	14.59%	12,970
2006	9.631970	9.712248	0.83%	16,299
2005	9.107384	9.631970	5.76%	15,953
2004	8.681252	9.107384	4.91%	23,488
2003	6.955324	8.681252	24.81%	24,919
2002*	10.000000	6.955324	-30.45%	21,225
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.019432	11.560555	-3.82%	5,723
2010	10.573743	12.019432	13.67%	7,185
2009	8.381199	10.573743	26.16%	16,063
2008	13.288113	8.381199	-36.93%	20,286
2007	13.848540	13.288113	-4.05%	25,495
2006	12.145742	13.848540	14.02%	27,973
2005	11.873467	12.145742	2.29%	28,867
2004	10.291354	11.873467	15.37%	35,951
2003	8.009925	10.291354	28.48%	30,102
2002*	10.000000	8.009925	-19.90%	24,841
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.626540	11.512000	-8.83%	1,620
2010	11.825400	12.626540	6.77%	0
2009*	10.000000	11.825400	18.25%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.560544	10.414504	-1.38%	1,502
2010	9.583924	10.560544	10.19%	1,592
2009	7.012883	9.583924	36.66%	6,547
2008	11.326602	7.012883	-38.08%	3,959
2007	10.384559	11.326602	9.07%	3,959
2006	9.849567	10.384559	5.43%	3,959
2005	9.617973	9.849567	2.41%	3,959
2004	8.982224	9.617973	7.08%	5,014
2003	7.456558	8.982224	20.46%	5,066
2002*	10.000000	7.456558	-25.43%	3,393
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.727260	8.046213	-7.80%	1,981
2010	6.874816	8.727260	26.95%	2,078
2009	4.953805	6.874816	38.78%	4,379
2008	10.416609	4.953805	-52.44%	3,863
2007	9.682409	10.416609	7.58%	4,143
2006	9.633159	9.682409	0.51%	4,407
2005	9.531886	9.633159	1.06%	9,163
2004	8.482034	9.531886	12.38%	9,174
2003	6.319492	8.482034	34.22%	8,129
2002*	10.000000	6.319492	-36.81%	706

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.367349	12.634960	-12.06%	0
2010	10.756933	14.367349	33.56%	2,594
2009	6.720099	10.756933	60.07%	1,968
2008	11.309542	6.720099	-40.58%	0
2007	11.258703	11.309542	0.45%	913
2006	10.146721	11.258703	10.96%	1,768
2005	9.832232	10.146721	3.20%	1,783
2004	9.422319	9.832232	4.35%	3,722
2003	7.187217	9.422319	31.10%	5,817
2002*	10.000000	7.187217	-28.13%	6,928
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.396433	13.101078	-2.20%	3,020
2010	12.259792	13.396433	9.27%	3,002
2009	10.190299	12.259792	20.31%	8,091
2008	15.421486	10.190299	-33.92%	9,248
2007	14.589754	15.421486	5.70%	11,440
2006	12.322106	14.589754	18.40%	11,173
2005	11.779193	12.322106	4.61%	11,292
2004	10.441038	11.779193	12.82%	11,373
2003	8.521501	10.441038	22.53%	8,441
2002*	10.000000	8.521501	-14.78%	4,952
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.717202	10.342861	-3.49%	0
2010*	10.000000	10.717202	7.17%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.790494	13.615559	-1.27%	0
2010	12.404567	13.790494	11.17%	0
2009*	10.000000	12.404567	24.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.017612	9.934130	-0.83%	0
2010	9.102112	10.017612	10.06%	0
2009	7.506594	9.102112	21.25%	0
2008	10.880072	7.506594	-31.01%	0
2007	10.434128	10.880072	4.27%	0
2006*	10.000000	10.434128	4.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.707494	11.122824	3.88%	0
2010	10.282254	10.707494	4.14%	0
2009	9.331593	10.282254	10.19%	0
2008	10.538162	9.331593	-11.45%	0
2007	10.416259	10.538162	1.17%	0
2006*	10.000000	10.416259	4.16%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.042898	9.839907	-10.89%	0
2010	10.098290	11.042898	9.35%	0
2009	7.258389	10.098290	39.13%	2,018
2008	12.039659	7.258389	-39.71%	0
2007	10.715931	12.039659	12.35%	0
2006*	10.000000	10.715931	7.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.772798	9.151941	-6.35%	0
2010	8.415640	9.772798	16.13%	0
2009	6.171929	8.415640	36.35%	0
2008	11.260943	6.171929	-45.19%	0
2007	10.243775	11.260943	9.93%	0
2006*	10.000000	10.243775	2.44%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.328583	8.000182	-3.94%	0
2010	7.638486	8.328583	9.03%	0
2009	5.948820	7.638486	28.40%	0
2008	9.776234	5.948820	-39.15%	0
2007*	10.000000	9.776234	-2.24%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.934760	13.192786	1.99%	0
2010	11.634011	12.934760	11.18%	0
2009	8.105879	11.634011	43.53%	0
2008	11.474465	8.105879	-29.36%	0
2007	11.321282	11.474465	1.35%	0
2006	10.418162	11.321282	8.67%	0
2005*	10.000000	10.418162	4.18%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.678463	7.532982	-13.20%	0
2010	7.655149	8.678463	13.37%	0
2009	5.093703	7.655149	50.29%	0
2008*	10.000000	5.093703	-49.06%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.580926	9.114257	-4.87%	0
2010	7.890737	9.580926	21.42%	0
2009	6.105844	7.890737	29.23%	0
2008*	10.000000	6.105844	-38.94%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.557223	9.083641	-4.96%	0
2010	7.872447	9.557223	21.40%	0
2009	6.103951	7.872447	28.97%	0
2008*	10.000000	6.103951	-38.96%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.086283	8.358114	-8.01%	0
2010	8.044836	9.086283	12.95%	0
2009	6.337755	8.044836	26.94%	0
2008*	10.000000	6.337755	-36.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.082476	9.773150	-3.07%	0
2010	9.294787	10.082476	8.47%	0
2009	7.895368	9.294787	17.72%	0
2008*	10.000000	7.895368	-21.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.665696	9.169449	-5.13%	0
2010	8.753321	9.665696	10.42%	0
2009	7.175372	8.753321	21.99%	0
2008*	10.000000	7.175372	-28.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.535889	10.497989	-0.36%	0
2010	10.040691	10.535889	4.93%	0
2009	9.042194	10.040691	11.04%	0
2008*	10.000000	9.042194	-9.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.874824	9.476046	-4.04%	884
2010	9.024479	9.874824	9.42%	884
2009	7.532112	9.024479	19.81%	884
2008*	10.000000	7.532112	-24.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.433360	8.835604	-6.34%	0
2010	8.473381	9.433360	11.33%	0
2009	6.813408	8.473381	24.36%	0
2008*	10.000000	6.813408	-31.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.248492	10.042298	-2.01%	0
2010	9.566746	10.248492	7.13%	0
2009	8.274211	9.566746	15.62%	0
2008*	10.000000	8.274211	-17.26%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.049660	11.572819	4.73%	0
2010	10.505141	11.049660	5.18%	0
2009	9.828834	10.505141	6.88%	0
2008*	10.000000	9.828834	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.976951	11.458211	4.38%	0
2010	10.463248	10.976951	4.91%	0
2009	9.807050	10.463248	6.69%	0
2008*	10.000000	9.807050	-1.93%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.924351	12.424769	4.20%	0
2010	11.225826	11.924351	6.22%	0
2009	9.812853	11.225826	14.40%	0
2008*	10.000000	9.812853	-1.87%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.772484	21.881499	-23.95%	0
2010	25.264304	28.772484	13.89%	0
2009	15.767011	25.264304	60.24%	0
2008	38.147172	15.767011	-58.67%	0
2007	26.743935	38.147172	42.64%	0
2006	19.967602	26.743935	33.94%	0
2005	15.357016	19.967602	30.02%	0
2004	12.978140	15.357016	18.33%	0
2003	8.021710	12.978140	61.79%	0
2002*	10.000000	8.021710	-19.78%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.092277	16.802345	-23.94%	16
2010	19.402636	22.092277	13.86%	2,045
2009	12.108847	19.402636	60.24%	16
2008	29.250342	12.108847	-58.60%	16
2007	20.470158	29.250342	42.89%	16
2006	15.256471	20.470158	34.17%	16
2005	11.719770	15.256471	30.18%	16
2004*	10.000000	11.719770	17.20%	16
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.089177	13.793816	5.38%	1,011
2010	12.714318	13.089177	2.95%	1,011
2009	12.601961	12.714318	0.89%	1,011
2008	11.907200	12.601961	5.83%	1,013
2007	11.310744	11.907200	5.27%	5,036
2006	11.139448	11.310744	1.54%	5,177
2005	10.978997	11.139448	1.46%	5,441
2004	10.821525	10.978997	1.46%	5,612
2003	10.798287	10.821525	0.22%	5,799
2002*	10.000000	10.798287	7.98%	877
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.686505	6.796997	-11.57%	0
2010	6.923092	7.686505	11.03%	0
2009	5.443293	6.923092	27.19%	0
2008*	10.000000	5.443293	-45.57%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.276747	12.532009	-5.61%	1,841
2010	11.788532	13.276747	12.62%	1,841
2009	9.432374	11.788532	24.98%	7,862
2008	15.201381	9.432374	-37.95%	9,861
2007	14.603515	15.201381	4.09%	14,655
2006	12.717652	14.603515	14.83%	13,659
2005	11.992330	12.717652	6.05%	11,870
2004	10.704445	11.992330	12.03%	12,014
2003	8.262021	10.704445	29.56%	14,264
2002*	10.000000	8.262021	-17.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.411964	12.303112	-0.88%	0
2010	11.503903	12.411964	7.89%	0
2009*	10.000000	11.503903	15.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.276309	12.922393	-2.67%	0
2010	12.061576	13.276309	10.07%	0
2009*	10.000000	12.061576	20.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.162110	12.299994	1.13%	0
2010	11.689846	12.162110	4.04%	0
2009	10.907181	11.689846	7.18%	10,035
2008	11.812960	10.907181	-7.67%	10,035
2007	11.410491	11.812960	3.53%	13,853
2006	10.938886	11.410491	4.31%	17,656
2005	10.776811	10.938886	1.50%	18,083
2004	10.481143	10.776811	2.82%	27,029
2003	9.886157	10.481143	6.02%	68,578
2002*	10.000000	9.886157	-1.14%	3,986
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.964705	12.733152	-1.79%	3,116
2010	11.897099	12.964705	8.97%	8,736
2009	10.164055	11.897099	17.05%	7,810
2008	13.469644	10.164055	-24.54%	28,119
2007	12.976464	13.469644	3.80%	45,683
2006	11.860430	12.976464	9.41%	50,641
2005	11.458716	11.860430	3.51%	54,144
2004	10.647444	11.458716	7.62%	49,845
2003	9.026954	10.647444	17.95%	30,666
2002*	10.000000	9.026954	-9.73%	986

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.285175	12.775557	-3.84%	30,388
2010	11.983638	13.285175	10.86%	42,588
2009	9.805326	11.983638	22.22%	18,175
2008	14.546552	9.805326	-32.59%	18,701
2007	13.949138	14.546552	4.28%	31,890
2006	12.394636	13.949138	12.54%	27,628
2005	11.781544	12.394636	5.20%	21,452
2004	10.697690	11.781544	10.13%	21,662
2003	8.597400	10.697690	24.43%	12,507
2002*	10.000000	8.597400	-14.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.734494	12.770191	0.28%	2,643
2010	11.944020	12.734494	6.62%	2,624
2009	10.611568	11.944020	12.56%	2,996
2008	12.713259	10.611568	-16.53%	3,740
2007	12.224649	12.713259	4.00%	9,685
2006	11.475240	12.224649	6.53%	11,178
2005	11.177625	11.475240	2.66%	11,206
2004	10.616655	11.177625	5.28%	11,254
2003	9.503787	10.616655	11.71%	10,586
2002*	10.000000	9.503787	-4.96%	898
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.797260	13.253496	-3.94%	0
2010	12.907066	13.797260	6.90%	0
2009*	10.000000	12.907066	29.07%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.738189	13.161472	-4.20%	3,595
2010	12.885329	13.738189	6.62%	3,947
2009*	10.000000	12.885329	28.85%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.259437	15.568979	-4.25%	0
2010	13.112958	16.259437	24.00%	0
2009	9.759394	13.112958	34.36%	0
2008	15.634375	9.759394	-37.58%	0
2007	14.795861	15.634375	5.67%	0
2006	13.703501	14.795861	7.97%	0
2005	12.441538	13.703501	10.14%	0
2004	10.941745	12.441538	13.71%	0
2003	8.270550	10.941745	32.30%	0
2002*	10.000000	8.270550	-17.29%	0

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.220724	14.554343	-4.38%	2,168
2010	12.308033	15.220724	23.66%	2,169
2009	9.177419	12.308033	34.11%	2,221
2008	14.737117	9.177419	-37.73%	2,241
2007	13.971133	14.737117	5.48%	3,372
2006	12.956972	13.971133	7.83%	5,528
2005	11.784898	12.956972	9.95%	6,062
2004	10.384683	11.784898	13.48%	11,946
2003	7.870146	10.384683	31.95%	4,207
2002*	10.000000	7.870146	-21.30%	2,818
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.060706	9.885132	-1.75%	1,945
2010	10.239892	10.060706	-1.75%	1,945
2009	10.417910	10.239892	-1.71%	1,042
2008	10.390091	10.417910	0.27%	5,462
2007	10.092475	10.390091	2.95%	10,368
2006	9.826572	10.092475	2.71%	4,607
2005	9.741216	9.826572	0.88%	4,462
2004	9.834924	9.741216	-0.95%	5,102
2003	9.947862	9.834924	-1.14%	330
2002*	10.000000	9.947862	-0.52%	1,234
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.050027	8.036198	-11.20%	0
2010	8.093736	9.050027	11.82%	0
2009	6.052492	8.093736	33.73%	0
2008*	10.000000	6.052492	-39.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.812359	8.911516	-17.58%	0
2010	10.370882	10.812359	4.26%	0
2009	8.129841	10.370882	27.57%	0
2008	15.419190	8.129841	-47.27%	0
2007	15.248374	15.419190	1.12%	0
2006	12.643273	15.248374	20.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.626678	8.728658	-17.86%	0
2010	10.218016	10.626678	4.00%	0
2009	8.031437	10.218016	27.23%	0
2008	15.266276	8.031437	-47.39%	0
2007	15.131435	15.266276	0.89%	0
2006	12.581194	15.131435	20.27%	0
2005	11.453079	12.581194	9.85%	0
2004*	10.000000	11.453079	14.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.054459	8.608756	-4.92%	0
2010	7.988688	9.054459	13.34%	0
2009	6.285917	7.988688	27.09%	0
2008*	10.000000	6.285917	-37.14%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.700219	8.027444	-7.73%	3,436
2010	7.854021	8.700219	10.77%	3,456
2009	6.274075	7.854021	25.18%	3,565
2008*	10.000000	6.274075	-37.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.585284	8.998670	-6.12%	0
2010	7.714076	9.585284	24.26%	0
2009	6.196535	7.714076	24.49%	0
2008*	10.000000	6.196535	-38.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.062592	9.657332	-4.03%	0
2010	8.560970	10.062592	17.54%	0
2009	6.678536	8.560970	28.19%	0
2008*	10.000000	6.678536	-33.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.698891	9.447436	-2.59%	0
2010	7.890597	9.698891	22.92%	0
2009	6.314462	7.890597	24.96%	64
2008	12.021611	6.314462	-47.47%	64
2007	11.175212	12.021611	7.57%	64
2006	11.044043	11.175212	1.19%	64
2005	10.433109	11.044043	5.86%	64
2004	9.383285	10.433109	11.19%	64
2003	7.123777	9.383285	31.72%	30
2002*	10.000000	7.123777	-28.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.904806	13.901914	-6.73%	0
2010	11.982216	14.904806	24.39%	0
2009	9.662597	11.982216	24.01%	0
2008	14.495725	9.662597	-33.34%	0
2007	15.848031	14.495725	-8.53%	0
2006	13.751400	15.848031	15.25%	0
2005	13.578356	13.751400	1.27%	0
2004	11.782024	13.578356	15.25%	0
2003	7.644996	11.782024	54.11%	0
2002*	10.000000	7.644996	-23.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.566762	12.602881	-7.10%	1,780
2010	10.917777	13.566762	24.26%	1,780
2009	8.829043	10.917777	23.66%	1,836
2008	13.274204	8.829043	-33.49%	67
2007	14.564910	13.274204	-8.86%	118
2006	12.659285	14.564910	15.05%	124
2005	12.535451	12.659285	0.99%	131
2004	10.905184	12.535451	14.95%	139
2003	7.094503	10.905184	53.71%	28
2002*	10.000000	7.094503	-29.05%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.017894	14.863224	-7.21%	0
2010	13.009083	16.017894	23.13%	0
2009	9.829706	13.009083	32.34%	0
2008	16.186672	9.829706	-39.27%	0
2007	16.132634	16.186672	0.33%	0
2006	14.654979	16.132634	10.08%	0
2005	13.279527	14.654979	10.36%	0
2004	11.355819	13.279527	16.94%	0
2003	8.196255	11.355819	38.55%	0
2002*	10.000000	8.196255	-18.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.073816	14.876564	-7.45%	532
2010	13.090033	16.073816	22.79%	532
2009	9.910899	13.090033	32.08%	532
2008	16.364194	9.910899	-39.44%	522
2007	16.347583	16.364194	0.10%	570
2006	14.888282	16.347583	9.80%	576
2005	13.528397	14.888282	10.05%	583
2004	11.591861	13.528397	16.71%	590
2003	8.390518	11.591861	38.15%	512
2002*	10.000000	8.390518	-16.09%	318
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.875758	8.753726	-1.37%	0
2010	7.978698	8.875758	11.24%	0
2009	6.467855	7.978698	23.36%	0
2008	11.274944	6.467855	-42.64%	0
2007	10.637228	11.274944	6.00%	0
2006*	10.000000	10.637228	6.37%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.105436	9.495610	4.29%	33
2010	7.138633	9.105436	27.55%	33
2009	5.567096	7.138633	28.23%	33
2008*	10.000000	5.567096	-44.33%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.406354	10.357453	-0.47%	0
2010	10.341446	10.406354	0.63%	0
2009	9.826970	10.341446	5.24%	0
2008*	10.000000	9.826970	-1.73%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.459684	11.581113	-13.96%	0
2010	12.881784	13.459684	4.49%	0
2009*	10.000000	12.881784	28.82%	0

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.938030	12.320466	-4.77%	0
2010	10.718556	12.938030	20.71%	0
2009	8.300816	10.718556	29.13%	0
2008	13.952052	8.300816	-40.50%	0
2007	13.197166	13.952052	5.72%	0
2006	11.812879	13.197166	11.72%	1,238
2005	11.251154	11.812879	4.99%	0
2004*	10.000000	11.251154	12.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.371572	12.952894	-9.87%	0
2010	12.612543	14.371572	13.95%	0
2009	9.189319	12.612543	37.25%	0
2008	15.639473	9.189319	-41.24%	0
2007	14.970784	15.639473	4.47%	0
2006	12.946604	14.970784	15.63%	0
2005	11.524186	12.946604	12.34%	0
2004*	10.000000	11.524186	15.24%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.135150	12.708710	-10.09%	156
2010	12.437950	14.135150	13.65%	204
2009	9.082697	12.437950	36.94%	336
2008	15.497557	9.082697	-41.39%	1,392
2007	14.873968	15.497557	4.19%	1,414
2006	12.894589	14.873968	15.35%	42
2005	11.507127	12.894589	12.06%	42
2004*	10.000000	11.507127	15.07%	42
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.179438	14.578877	-9.89%	0
2010	14.200292	16.179438	13.94%	0
2009	10.340587	14.200292	37.33%	0
2008	17.597132	10.340587	-41.24%	0
2007	16.847661	17.597132	4.45%	0
2006	14.569279	16.847661	15.64%	0
2005	12.971963	14.569279	12.31%	0
2004	11.079690	12.971963	17.08%	0
2003	7.884715	11.079690	40.52%	0
2002*	10.000000	7.884715	-21.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.817039	14.215537	-10.13%	0
2010	13.913661	15.817039	13.68%	0
2009	10.162209	13.913661	36.92%	0
2008	17.334852	10.162209	-41.38%	0
2007	16.633791	17.334852	4.21%	0
2006	14.424587	16.633791	15.32%	0
2005	12.871053	14.424587	12.07%	0
2004	11.019867	12.871053	16.80%	0
2003	7.850948	11.019867	40.36%	0
2002*	10.000000	7.850948	-21.49%	0

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.127428	15.948774	-1.11%	1,959
2010	14.301847	16.127428	12.76%	1,959
2009	12.293517	14.301847	16.34%	2,077
2008	14.632000	12.293517	-15.98%	2,080
2007	13.595358	14.632000	7.62%	2,222
2006	12.903459	13.595358	5.36%	2,383
2005	12.814968	12.903459	0.69%	760
2004	12.028707	12.814968	6.54%	760
2003	10.449811	12.028707	15.11%	736
2002*	10.000000	10.449811	4.50%	139
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.778434	2.678607	-3.59%	0
2010	2.465796	2.778434	12.68%	0
2009	1.980000	2.465796	24.54%	0
2008	9.547642	1.980000	-79.26%	0
2007*	10.000000	9.547642	-4.52%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.860741	3.704685	-4.04%	0
2010	3.422492	3.860741	12.80%	0
2009	2.779702	3.422492	23.12%	0
2008	13.266115	2.779702	-79.05%	0
2007	13.517450	13.266115	-1.86%	0
2006	12.572777	13.517450	7.51%	0
2005	12.506743	12.572777	0.53%	0
2004	11.681995	12.506743	7.06%	0
2003	9.591904	11.681995	21.79%	0
2002*	10.000000	9.591904	-4.08%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.191604	10.961573	-2.06%	2,589
2010	9.834433	11.191604	13.80%	2,578
2009	7.820370	9.834433	25.75%	2,906
2008	12.969515	7.820370	-39.70%	3,153
2007	12.675557	12.969515	2.32%	4,525
2006	11.241602	12.675557	12.76%	5,145
2005	10.820094	11.241602	3.90%	5,704
2004	10.090010	10.820094	7.24%	5,723
2003	8.122256	10.090010	24.23%	1,942
2002*	10.000000	8.122256	-18.78%	457
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.379633	15.737492	-3.92%	0
2010	13.509143	16.379633	21.25%	0
2009	10.022059	13.509143	34.79%	0
2008	16.407989	10.022059	-38.92%	0
2007	16.906424	16.407989	-2.95%	0
2006	14.962656	16.906424	12.99%	0
2005	13.853897	14.962656	8.00%	0
2004	11.807524	13.853897	17.33%	0
2003	8.324573	11.807524	41.84%	0
2002*	10.000000	8.324573	-16.75%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.552902	9.162377	-4.09%	0
2010	7.901200	9.552902	20.90%	0
2009	5.875071	7.901200	34.49%	0
2008	9.645655	5.875071	-39.09%	0
2007	9.957032	9.645655	-3.13%	0
2006*	10.000000	9.957032	-0.43%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.646011	12.405808	6.52%	1,508
2010	10.837712	11.646011	7.46%	0
2009*	10.000000	10.837712	8.38%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.282116	11.196933	-0.76%	1,705
2010	10.916941	11.282116	3.35%	0
2009*	10.000000	10.916941	9.17%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.578016	11.784717	-6.31%	0
2010	11.192638	12.578016	12.38%	0
2009	8.775762	11.192638	27.54%	0
2008	14.570845	8.775762	-39.77%	0
2007	15.785091	14.570845	-7.69%	0
2006	13.860142	15.785091	13.89%	0
2005	13.405421	13.860142	3.39%	0
2004	12.279684	13.405421	9.17%	0
2003*	10.000000	12.279684	22.80%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.528263	10.224795	-18.39%	0
2010	11.589294	12.528263	8.10%	0
2009	9.464345	11.589294	22.45%	0
2008	17.187307	9.464345	-44.93%	0
2007	16.144338	17.187307	6.46%	0
2006	12.864940	16.144338	25.49%	0
2005	11.669965	12.864940	10.24%	0
2004	10.222230	11.669965	14.16%	0
2003	8.094886	10.222230	26.28%	0
2002*	10.000000	8.094886	-19.05%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.949807	13.058314	-6.39%	0
2010	11.269754	13.949807	23.78%	0
2009	8.720668	11.269754	29.23%	0
2008	14.638094	8.720668	-40.42%	0
2007	17.071817	14.638094	-14.26%	0
2006	14.813130	17.071817	15.25%	0
2005	14.085699	14.813130	5.16%	0
2004	11.358798	14.085699	24.01%	0
2003	7.725427	11.358798	47.03%	0
2002*	10.000000	7.725427	-22.75%	0

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.667653	11.031943	-19.28%	0
2010	11.515822	13.667653	18.69%	2,511
2009	7.151386	11.515822	61.03%	1,821
2008	11.559825	7.151386	-38.14%	0
2007	11.151260	11.559825	3.66%	0
2006	10.764247	11.151260	3.60%	0
2005	10.365337	10.764247	3.85%	0
2004	10.044440	10.365337	3.19%	0
2003	8.184501	10.044440	22.73%	0
2002*	10.000000	8.184501	-18.15%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.006698	11.398966	3.56%	41
2010	10.483703	11.006698	4.99%	41
2009	9.755312	10.483703	7.47%	41
2008	11.088437	9.755312	-12.02%	41
2007	10.727232	11.088437	3.37%	82
2006	10.542363	10.727232	1.75%	82
2005	10.323495	10.542363	2.12%	87
2004	10.096155	10.323495	2.25%	95
2003*	10.000000	10.096155	0.96%	54
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.250980	15.233148	-6.26%	0
2010	13.047121	16.250980	24.56%	0
2009*	10.000000	13.047121	30.47%	0
Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.034295	11.172981	-7.16%	0
2010	11.079394	12.034295	8.62%	0
2009	8.976722	11.079394	23.42%	0
2008	12.882418	8.976722	-31.59%	0
2007	12.267803	12.882418	5.01%	0
2006	11.307461	12.267803	8.49%	0
2005	11.066075	11.307461	2.18%	0
2004	10.631833	11.066075	4.08%	0
2003	9.226099	10.631833	15.24%	0
2002*	10.000000	9.226099	-7.74%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.510017	10.947762	4.17%	0
2010	9.488166	10.510017	10.77%	13
2009	8.028395	9.488166	18.18%	35
2008	13.785975	8.028395	-41.76%	43
2007	13.389288	13.785975	2.96%	39
2006	11.654582	13.389288	14.88%	41
2005	11.346121	11.654582	2.72%	40
2004	10.388287	11.346121	9.22%	41
2003	8.002863	10.388287	29.81%	43
2002*	10.000000	8.002863	-19.97%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.839006	12.530760	-20.89%	122
2010	15.464228	15.839006	2.42%	122
2009	11.720688	15.464228	31.94%	122
2008	25.549664	11.720688	-54.13%	122
2007	24.644832	25.549664	3.67%	122
2006	18.572648	24.644832	32.69%	122
2005	16.230668	18.572648	14.43%	122
2004	13.234042	16.230668	22.64%	154
2003	9.361858	13.234042	41.36%	161
2002*	10.000000	9.361858	-6.38%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.028900	9.479089	-5.48%	0
2010	9.298424	10.028900	7.86%	0
2009	6.906231	9.298424	34.64%	0
2008	11.686906	6.906231	-40.91%	0
2007	10.476054	11.686906	11.56%	0
2006	10.736404	10.476054	-2.42%	0
2005	9.519586	10.736404	12.78%	0
2004	8.947400	9.519586	6.39%	0
2003	7.385513	8.947400	21.15%	0
2002*	10.000000	7.385513	-26.14%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.743073	16.819281	-10.26%	1,175
2010	15.077340	18.743073	24.31%	1,167
2009	10.762630	15.077340	40.09%	1,293
2008	17.058156	10.762630	-36.91%	1,369
2007	17.111192	17.058156	-0.31%	1,391
2006	15.257172	17.111192	12.15%	1,373
2005	14.569818	15.257172	4.72%	1,414
2004	12.460125	14.569818	16.93%	1,412
2003	9.005661	12.460125	38.36%	1,441
2002*	10.000000	9.005661	-9.94%	942
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.967969	12.271448	-5.37%	0
2010	12.031177	12.967969	7.79%	0
2009*	10.000000	12.031177	20.31%	0

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.717054	15.521575	-1.24%	0
2010	12.719748	15.717054	23.56%	0
2009	10.360154	12.719748	22.78%	0
2008	15.271375	10.360154	-32.16%	0
2007	15.655413	15.271375	-2.45%	0
2006	13.933611	15.655413	12.36%	0
2005	13.231192	13.933611	5.31%	0
2004	11.054386	13.231192	19.69%	0
2003	8.170092	11.054386	35.30%	0
2002*	10.000000	8.170092	-18.30%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.264577	11.161928	-0.91%	0
2010	9.990702	11.264577	12.75%	0
2009	7.606265	9.990702	31.35%	0
2008	11.812290	7.606265	-35.61%	0
2007	11.161046	11.812290	5.83%	0
2006	10.407496	11.161046	7.24%	0
2005	10.227911	10.407496	1.76%	0
2004	9.806332	10.227911	4.30%	0
2003	7.925110	9.806332	23.74%	0
2002*	10.000000	7.925110	-20.75%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.026602	12.032328	0.05%	0
2010	10.664461	12.026602	12.77%	0
2009	8.596197	10.664461	24.06%	0
2008	13.926672	8.596197	-38.28%	0
2007	13.475191	13.926672	3.35%	0
2006	11.880269	13.475191	13.42%	0
2005	11.555272	11.880269	2.81%	0
2004	10.635365	11.555272	8.65%	0
2003	8.437052	10.635365	26.06%	0
2002*	10.000000	8.437052	-15.63%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.429929	13.402389	-0.21%	167
2010	11.940196	13.429929	12.48%	167
2009	9.646610	11.940196	23.78%	167
2008	15.673006	9.646610	-38.45%	149
2007	15.203016	15.673006	3.09%	1,073
2006	13.437553	15.203016	13.14%	108
2005	13.102235	13.437553	2.56%	88
2004	12.090686	13.102235	8.37%	66
2003*	10.000000	12.090686	20.91%	81

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.827528	10.047263	-7.21%	3,349
2010	9.756727	10.827528	10.98%	2,869
2009	8.771912	9.756727	11.23%	0
2008	12.700950	8.771912	-30.93%	0
2007	11.797557	12.700950	7.66%	0
2006	10.375693	11.797557	13.70%	0
2005	10.389216	10.375693	-0.13%	108
2004	9.877373	10.389216	5.18%	120
2003	8.119551	9.877373	21.65%	0
2002*	10.000000	8.119551	-18.80%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.251567	17.775773	3.04%	195
2010	15.358636	17.251567	12.32%	219
2009	10.257291	15.358636	49.73%	361
2008	14.133646	10.257291	-27.43%	404
2007	13.949759	14.133646	1.32%	377
2006	12.847118	13.949759	8.58%	455
2005	12.791414	12.847118	0.44%	642
2004	11.824440	12.791414	8.18%	1,798
2003	9.886503	11.824440	19.60%	877
2002*	10.000000	9.886503	-1.13%	456
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.330382	13.388575	0.44%	0
2010	12.510708	13.330382	6.55%	0
2009	10.578277	12.510708	18.27%	0
2008	11.618960	10.578277	-8.96%	0
2007	11.228576	11.618960	3.48%	0
2006	10.977790	11.228576	2.28%	0
2005	11.035282	10.977790	-0.52%	0
2004	10.844974	11.035282	1.75%	0
2003	10.553487	10.844974	2.76%	0
2002*	10.000000	10.553487	5.53%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.192521	13.213554	0.16%	309
2010	12.406760	13.192521	6.33%	309
2009	10.514771	12.406760	17.99%	309
2008	11.582313	10.514771	-9.22%	1,120
2007	11.219084	11.582313	3.24%	1,307
2006	10.993256	11.219084	2.05%	800
2005	11.084790	10.993256	-0.83%	790
2004	10.925276	11.084790	1.46%	1,186
2003	10.652603	10.925276	2.56%	1,160
2002*	10.000000	10.652603	6.53%	0

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.103145	11.566228	-4.44%	0
2010	10.797896	12.103145	12.09%	0
2009	8.527783	10.797896	26.62%	0
2008	12.200520	8.527783	-30.10%	0
2007	10.771081	12.200520	13.27%	0
2006	10.227950	10.771081	5.31%	0
2005	10.021263	10.227950	2.06%	0
2004	9.685875	10.021263	3.46%	0
2003	8.365379	9.685875	15.79%	0
2002	9.346180	8.365379	-10.49%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.307145	10.791363	-4.56%	0
2010	10.103513	11.307145	11.91%	0
2009	7.990509	10.103513	26.44%	0
2008	11.445685	7.990509	-30.19%	0
2007	10.120816	11.445685	13.09%	0
2006	9.619383	10.120816	5.21%	0
2005	9.438361	9.619383	1.92%	0
2004	9.138200	9.438361	3.28%	0
2003	7.908689	9.138200	15.55%	0
2002	8.853046	7.908689	-10.67%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.260531	9.444964	-7.95%	0
2010	8.993624	10.260531	14.09%	0
2009	6.896983	8.993624	30.40%	0
2008	10.953484	6.896983	-37.03%	0
2007	9.384112	10.953484	16.72%	0
2006	8.943147	9.384112	4.93%	0
2005	8.773962	8.943147	1.93%	0
2004	8.440717	8.773962	3.95%	0
2003	6.979663	8.440717	20.93%	0
2002	8.415489	6.979663	-17.06%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.423311	8.656196	-8.14%	0
2010	8.270630	9.423311	13.94%	0
2009	6.360710	8.270630	30.03%	0
2008	10.111904	6.360710	-37.10%	0
2007	8.683011	10.111904	16.46%	0
2006	8.284645	8.683011	4.81%	0
2005	8.145666	8.284645	1.71%	0
2004	7.852802	8.145666	3.73%	0
2003	6.499919	7.852802	20.81%	0
2002	7.863704	6.499919	-17.34%	0

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.702301	11.057839	-5.51%	0
2010	10.099821	11.702301	15.87%	0
2009	7.433595	10.099821	35.87%	0
2008	11.473719	7.433595	-35.21%	0
2007	10.730310	11.473719	6.93%	0
2006	9.787258	10.730310	9.64%	0
2005	9.436778	9.787258	3.71%	0
2004	9.115481	9.436778	3.52%	0
2003	7.898144	9.115481	15.41%	0
2002	8.814639	7.898144	-10.40%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.059720	11.389973	-5.55%	0
2010	10.428832	12.059720	15.64%	0
2009	7.677668	10.428832	35.83%	0
2008	11.873055	7.677668	-35.34%	0
2007	11.122064	11.873055	6.75%	0
2006	10.157385	11.122064	9.50%	0
2005	9.801356	10.157385	3.63%	0
2004	9.492480	9.801356	3.25%	0
2003	8.232919	9.492480	15.30%	0
2002	9.206319	8.232919	-10.57%	157
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.488090	8.111812	-4.43%	0
2010	7.321037	8.488090	15.94%	0
2009	5.485211	7.321037	33.47%	0
2008	9.497958	5.485211	-42.25%	0
2007	9.046489	9.497958	4.99%	0
2006	8.081011	9.046489	11.95%	0
2005	6.801636	8.081011	18.81%	0
2004	6.839121	6.801636	-0.55%	0
2003	5.563595	6.839121	22.93%	0
2002	6.106876	5.563595	-8.90%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.354668	7.977480	-4.51%	0
2010	7.210773	8.354668	15.86%	0
2009	5.407647	7.210773	33.34%	0
2008	9.389141	5.407647	-42.41%	147
2007	8.959250	9.389141	4.80%	147
2006	8.015662	8.959250	11.77%	147
2005	6.763623	8.015662	18.51%	147
2004	6.800413	6.763623	-0.54%	147
2003	5.543900	6.800413	22.66%	0
2002	6.106876	5.543900	-9.22%	0

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.411498	10.312273	-0.95%	0
2010	9.212249	10.411498	13.02%	0
2009	7.214519	9.212249	27.69%	0
2008	12.823164	7.214519	-43.74%	0
2007	12.876979	12.823164	-0.42%	0
2006	10.919664	12.876979	17.92%	0
2005	10.513858	10.919664	3.86%	0
2004	9.612401	10.513858	9.38%	0
2003	7.516835	9.612401	27.88%	0
2002	9.222382	7.516835	-18.49%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.205685	11.076440	-1.15%	4,845
2010	9.929696	11.205685	12.85%	6,094
2009	7.785213	9.929696	27.55%	6,614
2008	13.863576	7.785213	-43.84%	8,076
2007	13.941694	13.863576	-0.56%	7,281
2006	11.837409	13.941694	17.78%	7,587
2005	11.417724	11.837409	3.68%	7,840
2004	10.452773	11.417724	9.23%	7,880
2003	8.186031	10.452773	27.69%	5,221
2002	10.062105	8.186031	-18.64%	2,411
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.056576	9.033935	-0.25%	0
2010	8.043129	9.056576	12.60%	0
2009	6.441110	8.043129	24.87%	0
2008	11.265672	6.441110	-42.83%	0
2007	10.243929	11.265672	9.97%	0
2006	9.230231	10.243929	10.98%	0
2005	8.740930	9.230231	5.60%	0
2004	8.416864	8.740930	3.85%	0
2003	6.934528	8.416864	21.38%	0
2002	8.476792	6.934528	-18.19%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.203395	9.160893	-0.46%	0
2010	8.181735	9.203395	12.49%	0
2009	6.559595	8.181735	24.73%	0
2008	11.497210	6.559595	-42.95%	224
2007	10.467820	11.497210	9.83%	503
2006	9.444933	10.467820	10.83%	2,636
2005	8.954866	9.444933	5.47%	3,034
2004	8.641676	8.954866	3.62%	3,862
2003	7.128667	8.641676	21.22%	1,379
2002	8.730068	7.128667	-18.34%	0

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.475516	8.335019	-1.66%	0
2010	6.957073	8.475516	21.83%	0
2009	5.528456	6.957073	25.84%	0
2008	10.669839	5.528456	-48.19%	0
2007	8.564968	10.669839	24.58%	0
2006	8.171451	8.564968	4.82%	0
2005	7.874090	8.171451	3.78%	0
2004	7.765017	7.874090	1.40%	0
2003	5.955034	7.765017	30.39%	0
2002	8.688117	5.955034	-31.46%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.541795	6.422204	-1.83%	7,322
2010	5.378240	6.541795	21.63%	6,574
2009	4.279943	5.378240	25.66%	7,233
2008	8.271873	4.279943	-48.26%	9,875
2007	6.651101	8.271873	24.37%	10,187
2006	6.355014	6.651101	4.66%	9,845
2005	6.133651	6.355014	3.61%	10,282
2004	6.056963	6.133651	1.27%	10,550
2003	4.653551	6.056963	30.16%	8,348
2002	6.798758	4.653551	-31.55%	1,927
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.044844	8.975512	-10.65%	0
2010	8.203450	10.044844	22.45%	0
2009	5.978609	8.203450	37.21%	0
2008	11.908884	5.978609	-49.80%	0
2007	10.320916	11.908884	15.39%	0
2006	9.693160	10.320916	6.48%	0
2005	9.140962	9.693160	6.04%	0
2004	8.444833	9.140962	8.24%	0
2003	6.590730	8.444833	28.13%	0
2002	9.111251	6.590730	-27.66%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.822205	8.756799	-10.85%	863
2010	8.022085	9.822205	22.44%	887
2009	5.863246	8.022085	36.82%	885
2008	11.685700	5.863246	-49.83%	1,163
2007	10.144269	11.685700	15.20%	1,493
2006	9.538841	10.144269	6.35%	1,608
2005	9.015306	9.538841	5.81%	1,541
2004	8.348863	9.015306	7.98%	1,509
2003	6.525579	8.348863	27.94%	1,114
2002	9.055954	6.525579	-27.94%	0

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.149869	11.379525	2.06%	0
2010	9.978355	11.149869	11.74%	0
2009	7.067396	9.978355	41.19%	0
2008	9.604171	7.067396	-26.41%	0
2007	9.528048	9.604171	0.80%	0
2006	8.726729	9.528048	9.18%	0
2005	8.667545	8.726729	0.68%	0
2004	8.062996	8.667545	7.50%	0
2003	6.466604	8.062996	24.69%	0
2002	6.355190	6.466604	1.75%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.965689	12.187465	1.85%	354
2010	10.719310	11.965689	11.63%	354
2009	7.608657	10.719310	40.88%	354
2008	10.350427	7.608657	-26.49%	354
2007	10.279847	10.350427	0.69%	354
2006	9.428291	10.279847	9.03%	344
2005	9.383655	9.428291	0.48%	1,181
2004	8.735892	9.383655	7.41%	3,621
2003	7.018235	8.735892	24.47%	1,902
2002	6.918628	7.018235	1.44%	715
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.309180	11.510550	1.78%	72
2010	10.120642	11.309180	11.74%	72
2009	7.182027	10.120642	40.92%	72
2008	9.775522	7.182027	-26.53%	51
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.350688	11.592219	2.13%	0
2010	10.169297	11.350688	11.62%	0
2009	7.194785	10.169297	41.34%	0
2008	9.766199	7.194785	-26.33%	0
2007*	10.000000	9.766199	-2.34%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.126845	9.145644	0.21%	0
2010	8.080115	9.126845	12.95%	15
2009	6.499059	8.080115	24.33%	44
2008	10.505115	6.499059	-38.13%	54
2007	10.146808	10.505115	3.53%	51
2006	8.927981	10.146808	13.65%	53
2005	8.672780	8.927981	2.94%	53
2004	7.984198	8.672780	8.62%	54
2003	6.331659	7.984198	26.10%	1,410
2002	8.292965	6.331659	-23.65%	1,558

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.714681	16.564403	5.41%	0
2010	14.844114	15.714681	5.86%	0
2009	13.062331	14.844114	13.64%	0
2008	13.748520	13.062331	-4.99%	0
2007	13.418553	13.748520	2.46%	0
2006	13.094337	13.418553	2.48%	0
2005	13.047717	13.094337	0.36%	0
2004	12.720133	13.047717	2.58%	0
2003	12.312534	12.720133	3.31%	0
2002	11.362894	12.312534	8.36%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	37.055419	32.489680	-12.32%	0
2010	29.318618	37.055419	26.39%	0
2009	21.323324	29.318618	37.50%	0
2008	35.897464	21.323324	-40.60%	0
2007	31.656407	35.897464	13.40%	0
2006	28.630414	31.656407	10.57%	0
2005	24.663673	28.630414	16.08%	0
2004	20.129075	24.663673	22.53%	0
2003	14.797098	20.129075	36.03%	0
2002	16.723439	14.797098	-11.52%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.021895	20.154585	-12.45%	7,496
2010	18.233810	23.021895	26.26%	3,654
2009	13.286356	18.233810	37.24%	2,473
2008	22.403713	13.286356	-40.70%	2,640
2007	19.782322	22.403713	13.25%	4,421
2006	17.921168	19.782322	10.39%	5,043
2005	15.462812	17.921168	15.90%	4,082
2004	12.631599	15.462812	22.41%	3,382
2003	9.303988	12.631599	35.77%	1,678
2002	10.530306	9.303988	-11.65%	1,244
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.398062	11.205678	-1.69%	0
2010	11.578849	11.398062	-1.56%	2
2009	11.706697	11.578849	-1.09%	4
2008	11.570865	11.706697	1.17%	9
2007	11.203744	11.570865	3.28%	9
2006	10.876592	11.203744	3.01%	9
2005	10.748291	10.876592	1.19%	8
2004	10.814813	10.748291	-0.62%	8
2003	10.904145	10.814813	-0.82%	6
2002	10.919093	10.904145	-0.14%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.614303	9.440539	-18.72%	0
2010	10.467057	11.614303	10.96%	0
2009	8.430171	10.467057	24.16%	0
2008	15.293567	8.430171	-44.88%	0
2007	13.288820	15.293567	15.09%	0
2006	11.472699	13.288820	15.83%	0
2005	9.819415	11.472699	16.84%	0
2004	8.810945	9.819415	11.45%	0
2003	6.265330	8.810945	40.63%	0
2002	8.009778	6.265330	-21.78%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.250889	7.509310	-18.83%	0
2010	8.349171	9.250889	10.80%	0
2009	6.736020	8.349171	23.95%	0
2008	12.240789	6.736020	-44.97%	0
2007	10.650187	12.240789	14.93%	0
2006	9.208299	10.650187	15.66%	0
2005	7.893881	9.208299	16.65%	0
2004	7.094057	7.893881	11.27%	58
2003	5.050398	7.094057	40.47%	74
2002	6.465747	5.050398	-21.89%	59
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.892158	10.458778	-18.87%	0
2010	11.635880	12.892158	10.80%	11
2009	9.389224	11.635880	23.93%	32
2008	17.057859	9.389224	-44.96%	34
2007	14.840411	17.057859	14.94%	923
2006	12.826808	14.840411	15.70%	36
2005	10.999651	12.826808	16.61%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.034168	10.585133	-18.79%	0
2010	11.744878	13.034168	10.98%	0
2009	9.455409	11.744878	24.21%	0
2008	17.157451	9.455409	-44.89%	0
2007	14.906025	17.157451	15.10%	0
2006	12.868580	14.906025	15.83%	0
2005	11.018501	12.868580	16.79%	0
2004*	10.000000	11.018501	10.19%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.063358	10.587581	-4.30%	0
2010	9.569134	11.063358	15.62%	0
2009	6.845759	9.569134	39.78%	0
2008	13.038359	6.845759	-47.50%	0
2007	13.019168	13.038359	0.15%	0
2006	11.572584	13.019168	12.50%	0
2005	11.108383	11.572584	4.18%	0
2004	10.184329	11.108383	9.07%	0
2003	7.735064	10.184329	31.66%	0
2002	9.351563	7.735064	-17.29%	0

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.901255	10.418675	-4.43%	0
2010	9.446305	10.901255	15.40%	0
2009	6.769273	9.446305	39.55%	0
2008	12.910006	6.769273	-47.57%	0
2007	12.907780	12.910006	0.02%	0
2006	11.488417	12.907780	12.35%	0
2005	11.053210	11.488417	3.94%	0
2004	10.146906	11.053210	8.93%	0
2003	7.725552	10.146906	31.34%	0
2002	9.351571	7.725552	-17.39%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.018725	13.443820	-10.49%	0
2010	12.094271	15.018725	24.18%	0
2009	7.824788	12.094271	54.56%	0
2008	16.321042	7.824788	-52.06%	0
2007	15.740436	16.321042	3.69%	0
2006	13.793893	15.740436	14.11%	0
2005	13.696119	13.793893	0.71%	0
2004	12.235652	13.696119	11.94%	0
2003	7.896280	12.235652	54.95%	0
2002*	10.000000	7.896280	-21.04%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.014427	12.518771	-10.67%	3,646
2010	11.295954	14.014427	24.07%	378
2009	7.319656	11.295954	54.32%	378
2008	15.301943	7.319656	-52.17%	378
2007	14.779766	15.301943	3.53%	3,414
2006	12.973138	14.779766	13.93%	3,815
2005	12.897254	12.973138	0.59%	4,085
2004	11.536990	12.897254	11.79%	4,247
2003	7.465607	11.536990	54.54%	727
2002*	10.000000	7.465607	-25.34%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.199165	13.777825	4.38%	0
2010	11.113702	13.199165	18.76%	0
2009	9.617692	11.113702	15.55%	0
2008	13.406317	9.617692	-28.26%	0
2007	13.991188	13.406317	-4.18%	0
2006	12.132411	13.991188	15.32%	0
2005	11.915357	12.132411	1.82%	0
2004	10.906718	11.915357	9.25%	0
2003	8.893716	10.906718	22.63%	0
2002*	10.000000	8.893716	-11.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.106611	8.805115	-3.31%	0
2010	8.410983	9.106611	8.27%	0
2009	6.575833	8.410983	27.91%	0
2008*	10.000000	6.575833	-34.24%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.635517	12.871264	-12.05%	0
2010	13.713868	14.635517	6.72%	0
2009	10.168236	13.713868	34.87%	0
2008	17.326072	10.168236	-41.31%	0
2007	15.239268	17.326072	13.69%	0
2006	12.751090	15.239268	19.51%	0
2005	11.752870	12.751090	8.49%	0
2004	10.068087	11.752870	16.73%	0
2003	7.734658	10.068087	30.17%	0
2002*	10.000000	7.734658	-22.65%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.644628	10.446805	-1.86%	0
2010	9.894200	10.644628	7.58%	0
2009	7.853267	9.894200	25.99%	0
2008	11.448123	7.853267	-31.40%	0
2007	10.783821	11.448123	6.16%	0
2006*	10.000000	10.783821	7.84%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.521697	10.302360	-2.08%	855
2010	9.807371	10.521697	7.28%	855
2009	7.803522	9.807371	25.68%	999
2008	11.404908	7.803522	-31.58%	1,077
2007	10.766801	11.404908	5.93%	1,077
2006*	10.000000	10.766801	7.67%	1,077
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.133662	16.562664	-8.66%	17
2010	16.398266	18.133662	10.58%	17
2009	12.377537	16.398266	32.48%	72
2008	21.201102	12.377537	-41.62%	82
2007	18.866151	21.201102	12.38%	82
2006	15.022493	18.866151	25.59%	140
2005	12.996323	15.022493	15.59%	140
2004	10.698431	12.996323	21.48%	140
2003	8.471657	10.698431	26.28%	140
2002*	10.000000	8.471657	-15.28%	64
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.936806	13.732888	-8.06%	0
2010	13.329287	14.936806	12.06%	0
2009	10.424213	13.329287	27.87%	0
2008	14.851000	10.424213	-29.81%	0
2007	13.806305	14.851000	7.57%	0
2006	12.637893	13.806305	9.25%	0
2005	11.958111	12.637893	5.68%	0
2004	10.698898	11.958111	11.77%	0
2003	8.557449	10.698898	25.02%	0
2002*	10.000000	8.557449	-14.43%	0

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.589331	9.734552	-8.07%	0
2010	9.018728	10.589331	17.41%	0
2009	5.544458	9.018728	62.66%	0
2008	11.096184	5.544458	-50.03%	275
2007	9.688196	11.096184	14.53%	548
2006	9.612993	9.688196	0.78%	1,542
2005	9.094055	9.612993	5.71%	1,564
2004	8.672951	9.094055	4.86%	6,982
2003	6.952210	8.672951	24.75%	3,179
2002*	10.000000	6.952210	-30.48%	633
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.965246	11.502584	-3.87%	3,597
2010	10.531410	11.965246	13.61%	3,181
2009	8.351893	10.531410	26.10%	3,519
2008	13.248408	8.351893	-36.96%	4,826
2007	13.814237	13.248408	-4.10%	6,543
2006	12.121805	13.814237	13.96%	5,978
2005	11.856082	12.121805	2.24%	6,003
2004	10.281510	11.856082	15.31%	6,651
2003	8.006334	10.281510	28.42%	4,220
2002*	10.000000	8.006334	-19.94%	593
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.615839	11.496395	-8.87%	0
2010	11.821378	12.615839	6.72%	0
2009*	10.000000	11.821378	18.21%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.512924	10.362280	-1.43%	0
2010	9.545552	10.512924	10.13%	0
2009	6.988356	9.545552	36.59%	0
2008	11.292749	6.988356	-38.12%	0
2007	10.358820	11.292749	9.02%	913
2006	9.830143	10.358820	5.38%	913
2005	9.603881	9.830143	2.36%	913
2004	8.973621	9.603881	7.02%	913
2003	7.453217	8.973621	20.40%	913
2002*	10.000000	7.453217	-25.47%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.687898	8.005842	-7.85%	0
2010	6.847279	8.687898	26.88%	0
2009	4.936467	6.847279	38.71%	0
2008	10.385461	4.936467	-52.47%	268
2007	9.658399	10.385461	7.53%	1,357
2006	9.614159	9.658399	0.46%	2,208
2005	9.517914	9.614159	1.01%	2,140
2004	8.473923	9.517914	12.32%	3,544
2003	6.316662	8.473923	34.15%	2,567
2002*	10.000000	6.316662	-36.83%	314

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.302556	12.571580	-12.10%	0
2010	10.713867	14.302556	33.50%	0
2009	6.696604	10.713867	59.99%	0
2008	11.275757	6.696604	-40.61%	0
2007	11.230831	11.275757	0.40%	0
2006	10.126742	11.230831	10.90%	0
2005	9.817850	10.126742	3.15%	0
2004	9.413323	9.817850	4.30%	0
2003	7.184003	9.413323	31.03%	0
2002*	10.000000	7.184003	-28.16%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.336050	13.035399	-2.25%	0
2010	12.210734	13.336050	9.22%	491
2009	10.154692	12.210734	20.25%	491
2008	15.375450	10.154692	-33.96%	491
2007	14.553647	15.375450	5.65%	1,661
2006	12.297847	14.553647	18.34%	1,995
2005	11.761963	12.297847	4.56%	2,208
2004	10.431060	11.761963	12.76%	2,375
2003	8.517699	10.431060	22.46%	491
2002*	10.000000	8.517699	-14.82%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.713597	10.334130	-3.54%	0
2010*	10.000000	10.713597	7.14%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.778810	13.597116	-1.32%	0
2010	12.400366	13.778810	11.12%	0
2009*	10.000000	12.400366	24.00%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.993847	9.905519	-0.88%	0
2010	9.085128	9.993847	10.00%	0
2009	7.496405	9.085128	21.19%	0
2008	10.870847	7.496405	-31.04%	0
2007	10.430613	10.870847	4.22%	0
2006*	10.000000	10.430613	4.31%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.682066	11.090766	3.83%	5,508
2010	10.263054	10.682066	4.08%	5,508
2009	9.318922	10.263054	10.13%	5,508
2008	10.529215	9.318922	-11.49%	6,158
2007	10.412741	10.529215	1.12%	5,508
2006*	10.000000	10.412741	4.13%	5,508

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.016702	9.811580	-10.94%	1,645
2010	10.079451	11.016702	9.30%	1,645
2009	7.248531	10.079451	39.06%	1,645
2008	12.029430	7.248531	-39.74%	1,863
2007	10.712318	12.029430	12.30%	1,645
2006*	10.000000	10.712318	7.12%	1,645
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.749596	9.125578	-6.40%	4,071
2010	8.399928	9.749596	16.07%	4,071
2009	6.163543	8.399928	36.28%	4,071
2008	11.251384	6.163543	-45.22%	4,224
2007	10.240314	11.251384	9.87%	4,071
2006*	10.000000	10.240314	2.40%	4,071
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.313029	7.981188	-3.99%	0
2010	7.628096	8.313029	8.98%	0
2009	5.943759	7.628096	28.34%	0
2008	9.772893	5.943759	-39.18%	0
2007*	10.000000	9.772893	-2.27%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.897558	13.148176	1.94%	0
2010	11.606439	12.897558	11.12%	0
2009	8.090783	11.606439	43.45%	0
2008	11.458925	8.090783	-29.39%	0
2007	11.311733	11.458925	1.30%	0
2006	10.414642	11.311733	8.61%	0
2005*	10.000000	10.414642	4.15%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.666687	7.518932	-13.24%	0
2010	7.648644	8.666687	13.31%	0
2009	5.091966	7.648644	50.21%	0
2008*	10.000000	5.091966	-49.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.567920	9.097256	-4.92%	0
2010	7.884037	9.567920	21.36%	0
2009	6.103762	7.884037	29.17%	0
2008*	10.000000	6.103762	-38.96%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.544246	9.066692	-5.00%	0
2010	7.865745	9.544246	21.34%	0
2009	6.101864	7.865745	28.91%	0
2008*	10.000000	6.101864	-38.98%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.073972	8.342554	-8.06%	0
2010	8.038019	9.073972	12.89%	0
2009	6.335598	8.038019	26.87%	0
2008*	10.000000	6.335598	-36.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.068809	9.754944	-3.12%	0
2010	9.286886	10.068809	8.42%	0
2009	7.892680	9.286886	17.66%	0
2008*	10.000000	7.892680	-21.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.652592	9.152368	-5.18%	0
2010	8.745895	9.652592	10.37%	0
2009	7.172940	8.745895	21.93%	0
2008*	10.000000	7.172940	-28.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.521626	10.478460	-0.41%	0
2010	10.032193	10.521626	4.88%	0
2009	9.039133	10.032193	10.99%	0
2008*	10.000000	9.039133	-9.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.861439	9.458397	-4.09%	0
2010	9.016832	9.861439	9.37%	0
2009	7.529554	9.016832	19.75%	0
2008*	10.000000	7.529554	-24.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.420558	8.819139	-6.38%	0
2010	8.466193	9.420558	11.27%	0
2009	6.811090	8.466193	24.30%	0
2008*	10.000000	6.811090	-31.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.234577	10.023566	-2.06%	0
2010	9.558616	10.234577	7.07%	0
2009	8.271397	9.558616	15.56%	0
2008*	10.000000	8.271397	-17.29%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.034660	11.551242	4.68%	0
2010	10.496231	11.034660	5.13%	0
2009	9.825497	10.496231	6.83%	0
2008*	10.000000	9.825497	-1.75%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.962081	11.436873	4.33%	0
2010	10.454385	10.962081	4.86%	0
2009	9.803732	10.454385	6.64%	0
2008*	10.000000	9.803732	-1.96%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.908183	12.401645	4.14%	0
2010	11.216322	11.908183	6.17%	0
2009	9.809519	11.216322	14.34%	0
2008*	10.000000	9.809519	-1.90%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.642791	21.771793	-23.99%	0
2010	25.163222	28.642791	13.83%	0
2009	15.711922	25.163222	60.15%	0
2008	38.033337	15.711922	-58.69%	0
2007	26.677760	38.033337	42.57%	0
2006	19.928297	26.677760	33.87%	0
2005	15.334563	19.928297	29.96%	0
2004	12.965751	15.334563	18.27%	0
2003	8.018119	12.965751	61.71%	0
2002*	10.000000	8.018119	-19.82%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.017490	16.736949	-23.98%	0
2010	19.346780	22.017490	13.80%	148
2009	12.080137	19.346780	60.15%	148
2008	29.195921	12.080137	-58.62%	148
2007	20.442522	29.195921	42.82%	94
2006	15.243606	20.442522	34.11%	0
2005	11.715831	15.243606	30.11%	0
2004*	10.000000	11.715831	17.16%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.030106	13.724598	5.33%	0
2010	12.663394	13.030106	2.90%	59
2009	12.557890	12.663394	0.84%	124
2008	11.871603	12.557890	5.78%	429
2007	11.282707	11.871603	5.22%	658
2006	11.117482	11.282707	1.49%	848
2005	10.962914	11.117482	1.41%	1,096
2004	10.811182	10.962914	1.40%	1,525
2003	10.793476	10.811182	0.16%	1,471
2002*	10.000000	10.793476	7.93%	192
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.676060	6.784317	-11.62%	0
2010	6.917197	7.676060	10.97%	0
2009	5.441437	6.917197	27.12%	0
2008*	10.000000	5.441437	-45.59%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.216927	12.469205	-5.66%	2,617
2010	11.741390	13.216927	12.57%	4,675
2009	9.399439	11.741390	24.92%	6,554
2008	15.156029	9.399439	-37.98%	4,853
2007	14.567394	15.156029	4.04%	14,765
2006	12.692632	14.567394	14.77%	34,438
2005	11.974820	12.692632	5.99%	38,978
2004	10.694250	11.974820	11.97%	38,132
2003	8.258329	10.694250	29.50%	13,478
2002*	10.000000	8.258329	-17.42%	1,531
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.401429	12.286428	-0.93%	0
2010	11.499991	12.401429	7.84%	0
2009*	10.000000	11.499991	15.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.265048	12.904880	-2.72%	0
2010	12.057478	13.265048	10.02%	0
2009*	10.000000	12.057478	20.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.107314	12.238362	1.08%	2,501
2010	11.643109	12.107314	3.99%	2,501
2009	10.869105	11.643109	7.12%	2,501
2008	11.777713	10.869105	-7.71%	2,501
2007	11.382263	11.777713	3.47%	19,578
2006	10.917368	11.382263	4.26%	19,577
2005	10.761069	10.917368	1.45%	20,937
2004	10.471148	10.761069	2.77%	19,237
2003	9.881746	10.471148	5.96%	19,266
2002*	10.000000	9.881746	-1.18%	7
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.906287	12.669340	-1.84%	9,958
2010	11.849518	12.906287	8.92%	10,309
2009	10.128567	11.849518	16.99%	14,790
2008	13.429454	10.128567	-24.58%	19,214
2007	12.944368	13.429454	3.75%	33,566
2006	11.837099	12.944368	9.35%	88,607
2005	11.441970	11.837099	3.45%	112,920
2004	10.637301	11.441970	7.56%	109,786
2003	9.022930	10.637301	17.89%	108,458
2002*	10.000000	9.022930	-9.77%	14,201

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.225322	12.711535	-3.88%	10,957
2010	11.935725	13.225322	10.80%	10,151
2009	9.771084	11.935725	22.15%	10,177
2008	14.503137	9.771084	-32.63%	13,283
2007	13.914630	14.503137	4.23%	16,169
2006	12.370239	13.914630	12.48%	22,080
2005	11.764328	12.370239	5.15%	21,162
2004	10.687495	11.764328	10.08%	20,391
2003	8.593569	10.687495	24.37%	3,678
2002*	10.000000	8.593569	-14.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.677101	12.706187	0.23%	0
2010	11.896238	12.677101	6.56%	0
2009	10.574487	11.896238	12.50%	0
2008	12.675287	10.574487	-16.57%	1,157
2007	12.194366	12.675287	3.94%	4,522
2006	11.452631	12.194366	6.48%	4,522
2005	11.161279	11.452631	2.61%	6,529
2004	10.606525	11.161279	5.23%	10,974
2003	9.499545	10.606525	11.65%	9,381
2002*	10.000000	9.499545	-5.00%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.785567	13.235540	-3.99%	0
2010	12.902691	13.785567	6.84%	0
2009*	10.000000	12.902691	29.03%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.726542	13.143632	-4.25%	4,951
2010	12.880958	13.726542	6.56%	4,564
2009*	10.000000	12.880958	28.81%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.188594	15.493268	-4.30%	0
2010	13.062470	16.188594	23.93%	0
2009	9.726775	13.062470	34.29%	0
2008	15.590079	9.726775	-37.61%	0
2007	14.761496	15.590079	5.61%	0
2006	13.678614	14.761496	7.92%	0
2005	12.425243	13.678614	10.09%	0
2004	10.932976	12.425243	13.65%	0
2003	8.268119	10.932976	32.23%	0
2002*	10.000000	8.268119	-17.32%	0

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.153732	14.482923	-4.43%	0
2010	12.260100	15.153732	23.60%	9
2009	9.146332	12.260100	34.04%	31
2008	14.694698	9.146332	-37.76%	126
2007	13.938041	14.694698	5.43%	3,163
2006	12.932843	13.938041	7.77%	3,354
2005	11.768923	12.932843	9.89%	2,815
2004	10.375878	11.768923	13.43%	1,871
2003	7.867470	10.375878	31.88%	1,859
2002*	10.000000	7.867470	-21.33%	131
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.015159	9.835385	-1.80%	0
2010	10.198721	10.015159	-1.80%	1,211
2009	10.381305	10.198721	-1.76%	1,224
2008	10.358854	10.381305	0.22%	4,239
2007	10.067283	10.358854	2.90%	1,250
2006	9.807022	10.067283	2.65%	1,697
2005	9.726772	9.807022	0.83%	1,300
2004	9.825341	9.726772	-1.00%	854
2003	9.943231	9.825341	-1.19%	455
2002*	10.000000	9.943231	-0.57%	60
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.037755	8.021231	-11.25%	0
2010	8.086870	9.037755	11.76%	0
2009	6.050429	8.086870	33.66%	0
2008*	10.000000	6.050429	-39.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.775742	8.876817	-17.62%	0
2010	10.341026	10.775742	4.20%	0
2009	8.110563	10.341026	27.50%	0
2008	15.390481	8.110563	-47.30%	0
2007	15.227785	15.390481	1.07%	0
2006	12.632609	15.227785	20.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.590722	8.694699	-17.90%	0
2010	10.188621	10.590722	3.95%	0
2009	8.012406	10.188621	27.16%	0
2008	15.237873	8.012406	-47.42%	0
2007	15.111008	15.237873	0.84%	725
2006	12.570579	15.111008	20.21%	725
2005	11.449228	12.570579	9.79%	0
2004*	10.000000	11.449228	14.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.042175	8.592706	-4.97%	0
2010	7.981912	9.042175	13.28%	0
2009	6.283783	7.981912	27.02%	0
2008*	10.000000	6.283783	-37.16%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.688406	8.012466	-7.78%	888
2010	7.847341	8.688406	10.72%	1,480
2009	6.271938	7.847341	25.12%	1,629
2008*	10.000000	6.271938	-37.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.572291	8.981908	-6.17%	0
2010	7.707532	9.572291	24.19%	0
2009	6.194427	7.707532	24.43%	0
2008*	10.000000	6.194427	-38.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.048939	9.639322	-4.08%	0
2010	8.553700	10.048939	17.48%	0
2009	6.676263	8.553700	28.12%	0
2008*	10.000000	6.676263	-33.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.655141	9.400028	-2.64%	0
2010	7.859001	9.655141	22.85%	0
2009	6.292381	7.859001	24.90%	0
2008	11.985688	6.292381	-47.50%	0
2007	11.147533	11.985688	7.52%	488
2006	11.022292	11.147533	1.14%	488
2005	10.417836	11.022292	5.80%	0
2004	9.374315	10.417836	11.13%	0
2003	7.120591	9.374315	31.65%	0
2002*	10.000000	7.120591	-28.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.839854	13.834294	-6.78%	0
2010	11.936068	14.839854	24.33%	0
2009	9.630282	11.936068	23.94%	0
2008	14.454630	9.630282	-33.38%	0
2007	15.811203	14.454630	-8.58%	0
2006	13.726409	15.811203	15.19%	0
2005	13.560554	13.726409	1.22%	0
2004	11.772565	13.560554	15.19%	0
2003	7.642746	11.772565	54.04%	0
2002*	10.000000	7.642746	-23.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.506996	12.540984	-7.15%	20
2010	10.875208	13.506996	24.20%	24
2009	8.799104	10.875208	23.59%	100
2008	13.235929	8.799104	-33.52%	114
2007	14.530365	13.235929	-8.91%	112
2006	12.635672	14.530365	14.99%	181
2005	12.518422	12.635672	0.94%	182
2004	10.895911	12.518422	14.89%	182
2003	7.092082	10.895911	53.63%	187
2002*	10.000000	7.092082	-29.08%	77

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.948087	14.790921	-7.26%	0
2010	12.958980	15.948087	23.07%	0
2009	9.796837	12.958980	32.28%	0
2008	16.140791	9.796837	-39.30%	0
2007	16.095144	16.140791	0.28%	0
2006	14.628336	16.095144	10.03%	0
2005	13.262105	14.628336	10.30%	0
2004	11.346695	13.262105	16.88%	0
2003	8.193835	11.346695	38.48%	0
2002*	10.000000	8.193835	-18.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.001336	14.801952	-7.50%	512
2010	13.037639	16.001336	22.73%	517
2009	9.876263	13.037639	32.01%	530
2008	16.315327	9.876263	-39.47%	533
2007	16.307107	16.315327	0.05%	1,509
2006	14.858962	16.307107	9.75%	1,483
2005	13.508600	14.858962	10.00%	976
2004	11.580797	13.508600	16.65%	1,037
2003	8.386772	11.580797	38.08%	891
2002*	10.000000	8.386772	-16.13%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.854677	8.728500	-1.42%	0
2010	7.963792	8.854677	11.19%	0
2009	6.459062	7.963792	23.30%	0
2008	11.265371	6.459062	-42.66%	0
2007	10.633632	11.265371	5.94%	0
2006*	10.000000	10.633632	6.34%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.093061	9.477882	4.23%	1,616
2010	7.132550	9.093061	27.49%	2,382
2009	5.565185	7.132550	28.16%	2,382
2008*	10.000000	5.565185	-44.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.392235	10.338148	-0.52%	0
2010	10.332676	10.392235	0.58%	0
2009	9.823638	10.332676	5.18%	0
2008*	10.000000	9.823638	-1.76%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.448274	11.565412	-14.00%	0
2010	12.877409	13.448274	4.43%	0
2009*	10.000000	12.877409	28.77%	0

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.894234	12.272521	-4.82%	0
2010	10.687698	12.894234	20.65%	1,767
2009	8.281138	10.687698	29.06%	1,767
2008	13.926091	8.281138	-40.54%	1,767
2007	13.179347	13.926091	5.67%	2,838
2006	11.802919	13.179347	11.66%	0
2005	11.247371	11.802919	4.94%	0
2004*	10.000000	11.247371	12.47%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.322957	12.902519	-9.92%	0
2010	12.576270	14.322957	13.89%	0
2009	9.167547	12.576270	37.18%	0
2008	15.610370	9.167547	-41.27%	0
2007	14.950567	15.610370	4.41%	0
2006	12.935683	14.950567	15.58%	0
2005	11.520320	12.935683	12.29%	0
2004*	10.000000	11.520320	15.20%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.087322	12.659277	-10.14%	0
2010	12.402160	14.087322	13.59%	263
2009	9.061175	12.402160	36.87%	284
2008	15.468733	9.061175	-41.42%	291
2007	14.853903	15.468733	4.14%	200
2006	12.883737	14.853903	15.29%	36
2005	11.503272	12.883737	12.00%	41
2004*	10.000000	11.503272	15.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.108932	14.507972	-9.94%	0
2010	14.145610	16.108932	13.88%	0
2009	10.306012	14.145610	37.26%	0
2008	17.547258	10.306012	-41.27%	0
2007	16.808510	17.547258	4.40%	0
2006	14.542799	16.808510	15.58%	0
2005	12.954963	14.542799	12.26%	0
2004	11.070801	12.954963	17.02%	0
2003	7.882398	11.070801	40.45%	0
2002*	10.000000	7.882398	-21.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.745740	14.144269	-10.17%	0
2010	13.857987	15.745740	13.62%	0
2009	10.126701	13.857987	36.85%	0
2008	17.283111	10.126701	-41.41%	0
2007	16.592624	17.283111	4.16%	0
2006	14.396181	16.592624	15.26%	0
2005	12.852222	14.396181	12.01%	0
2004	11.009338	12.852222	16.74%	38
2003	7.847434	11.009338	40.29%	47
2002*	10.000000	7.847434	-21.53%	0

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.054721	15.868808	-1.16%	53
2010	14.244616	16.054721	12.71%	567
2009	12.250556	14.244616	16.28%	771
2008	14.588285	12.250556	-16.02%	827
2007	13.561689	14.588285	7.57%	832
2006	12.878040	13.561689	5.31%	3,410
2005	12.796223	12.878040	0.64%	3,189
2004	12.017235	12.796223	6.48%	3,346
2003	10.445156	12.017235	15.05%	510
2002*	10.000000	10.445156	4.45%	213
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.773234	2.672245	-3.64%	0
2010	2.462431	2.773234	12.62%	0
2009	1.978316	2.462431	24.47%	0
2008	9.544396	1.978316	-79.27%	0
2007*	10.000000	9.544396	-4.56%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.843925	3.686657	-4.09%	0
2010	3.409320	3.843925	12.75%	0
2009	2.770401	3.409320	23.06%	0
2008	13.228496	2.770401	-79.06%	0
2007	13.486011	13.228496	-1.91%	0
2006	12.549910	13.486011	7.46%	0
2005	12.490335	12.549910	0.48%	0
2004	11.672614	12.490335	7.01%	0
2003	9.589075	11.672614	21.73%	0
2002*	10.000000	9.589075	-4.11%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.141120	10.906578	-2.11%	920
2010	9.795054	11.141120	13.74%	921
2009	7.793033	9.795054	25.69%	880
2008	12.930772	7.793033	-39.73%	1,266
2007	12.644157	12.930772	2.27%	2,881
2006	11.219451	12.644157	12.70%	2,795
2005	10.804249	11.219451	3.84%	3,060
2004	10.080361	10.804249	7.18%	2,619
2003	8.118623	10.080361	24.16%	2,006
2002*	10.000000	8.118623	-18.81%	189
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.308260	15.660961	-3.97%	0
2010	13.457120	16.308260	21.19%	0
2009	9.988549	13.457120	34.73%	0
2008	16.361485	9.988549	-38.95%	0
2007	16.867135	16.361485	-3.00%	0
2006	14.935463	16.867135	12.93%	0
2005	13.835741	14.935463	7.95%	0
2004	11.798045	13.835741	17.27%	0
2003	8.322115	11.798045	41.77%	0
2002*	10.000000	8.322115	-16.78%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.530222	9.135991	-4.14%	0
2010	7.886455	9.530222	20.84%	0
2009	5.867088	7.886455	34.42%	0
2008	9.637457	5.867088	-39.12%	0
2007	9.953661	9.637457	-3.18%	0
2006*	10.000000	9.953661	-0.46%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.636134	12.388995	6.47%	0
2010	10.834026	11.636134	7.40%	0
2009*	10.000000	10.834026	8.34%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.272539	11.181746	-0.81%	0
2010	10.913226	11.272539	3.29%	0
2009*	10.000000	10.913226	9.13%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.528965	11.732797	-6.35%	0
2010	11.154656	12.528965	12.32%	0
2009	8.750441	11.154656	27.48%	0
2008	14.536245	8.750441	-39.80%	0
2007	15.755685	14.536245	-7.74%	0
2006	13.841360	15.755685	13.83%	723
2005	13.394064	13.841360	3.34%	723
2004	12.275514	13.394064	9.11%	723
2003*	10.000000	12.275514	22.76%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.473700	10.175079	-18.43%	0
2010	11.544690	12.473700	8.05%	0
2009	9.432717	11.544690	22.39%	0
2008	17.138608	9.432717	-44.96%	0
2007	16.106843	17.138608	6.41%	0
2006	12.841575	16.106843	25.43%	0
2005	11.654677	12.841575	10.18%	0
2004	10.214032	11.654677	14.10%	0
2003	8.092505	10.214032	26.22%	0
2002*	10.000000	8.092505	-19.07%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.889019	12.994802	-6.44%	0
2010	11.226351	13.889019	23.72%	0
2009	8.691511	11.226351	29.16%	0
2008	14.596600	8.691511	-40.46%	0
2007	17.032143	14.596600	-14.30%	0
2006	14.786205	17.032143	15.19%	0
2005	14.067223	14.786205	5.11%	0
2004	11.349685	14.067223	23.94%	0
2003	7.723151	11.349685	46.96%	0
2002*	10.000000	7.723151	-22.77%	0

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.608093	10.978283	-19.33%	0
2010	11.471464	13.608093	18.63%	0
2009	7.127459	11.471464	60.95%	0
2008	11.527034	7.127459	-38.17%	0
2007	11.125330	11.527034	3.61%	0
2006	10.744681	11.125330	3.54%	0
2005	10.351752	10.744681	3.80%	0
2004	10.036380	10.351752	3.14%	0
2003	8.182087	10.036380	22.66%	0
2002*	10.000000	8.182087	-18.18%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.963809	11.348781	3.51%	0
2010	10.448159	10.963809	4.94%	0
2009	9.727192	10.448159	7.41%	0
2008	11.062118	9.727192	-12.07%	0
2007	10.707238	11.062118	3.31%	0
2006	10.528053	10.707238	1.70%	0
2005	10.314724	10.528053	2.07%	0
2004	10.092718	10.314724	2.20%	0
2003*	10.000000	10.092718	0.93%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.237206	15.212509	-6.31%	0
2010	13.042699	16.237206	24.49%	0
2009*	10.000000	13.042699	30.43%	0
Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.981839	11.118624	-7.20%	0
2010	11.036712	11.981839	8.56%	0
2009	8.946686	11.036712	23.36%	0
2008	12.845866	8.946686	-31.62%	0
2007	12.239264	12.845866	4.96%	0
2006	11.286894	12.239264	8.44%	0
2005	11.051564	11.286894	2.13%	0
2004	10.623296	11.051564	4.03%	0
2003	9.223381	10.623296	15.18%	0
2002*	10.000000	9.223381	-7.77%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.462602	10.892835	4.11%	589
2010	9.450173	10.462602	10.71%	793
2009	8.000324	9.450173	18.12%	793
2008	13.744795	8.000324	-41.79%	203
2007	13.356142	13.744795	2.91%	1,787
2006	11.631635	13.356142	14.83%	2,154
2005	11.329529	11.631635	2.67%	2,175
2004	10.378378	11.329529	9.16%	2,175
2003	7.999289	10.378378	29.74%	2,070
2002*	10.000000	7.999289	-20.01%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.767546	12.467872	-20.93%	0
2010	15.402306	15.767546	2.37%	0
2009	11.679711	15.402306	31.87%	1,138
2008	25.473352	11.679711	-54.15%	1,218
2007	24.583816	25.473352	3.62%	1,331
2006	18.536063	24.583816	32.63%	1,382
2005	16.206923	18.536063	14.37%	1,448
2004	13.221403	16.206923	22.58%	1,546
2003	9.357670	13.221403	41.29%	1,529
2002*	10.000000	9.357670	-6.42%	1,440
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.983592	9.431471	-5.53%	0
2010	9.261137	9.983592	7.80%	0
2009	6.882044	9.261137	34.57%	0
2008	11.651943	6.882044	-40.94%	0
2007	10.450071	11.651943	11.50%	0
2006	10.715224	10.450071	-2.47%	0
2005	9.505633	10.715224	12.72%	0
2004	8.938842	9.505633	6.34%	0
2003	7.382204	8.938842	21.09%	0
2002*	10.000000	7.382204	-26.18%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.658560	16.734935	-10.31%	84
2010	15.016986	18.658560	24.25%	84
2009	10.725004	15.016986	40.02%	0
2008	17.007201	10.725004	-36.94%	185
2007	17.068813	17.007201	-0.36%	188
2006	15.227118	17.068813	12.09%	184
2005	14.548506	15.227118	4.66%	275
2004	12.448236	14.548506	16.87%	270
2003	9.001635	12.448236	38.29%	312
2002*	10.000000	9.001635	-9.98%	220
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.956952	12.254789	-5.42%	0
2010	12.027073	12.956952	7.73%	0
2009*	10.000000	12.027073	20.27%	0

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.648585	15.446089	-1.29%	0
2010	12.670781	15.648585	23.50%	0
2009	10.325528	12.670781	22.71%	0
2008	15.228113	10.325528	-32.19%	0
2007	15.619056	15.228113	-2.50%	0
2006	13.908298	15.619056	12.30%	0
2005	13.213848	13.908298	5.26%	0
2004	11.045519	13.213848	19.63%	0
2003	8.167691	11.045519	35.23%	0
2002*	10.000000	8.167691	-18.32%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.215507	11.107676	-0.96%	0
2010	9.952237	11.215507	12.69%	0
2009	7.580834	9.952237	31.28%	0
2008	11.778800	7.580834	-35.64%	0
2007	11.135100	11.778800	5.78%	0
2006	10.388581	11.135100	7.19%	0
2005	10.214501	10.388581	1.70%	0
2004	9.798463	10.214501	4.25%	0
2003	7.922775	9.798463	23.67%	0
2002*	10.000000	7.922775	-20.77%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.974193	11.973803	0.00%	0
2010	10.623388	11.974193	12.72%	0
2009	8.567443	10.623388	24.00%	0
2008	13.887172	8.567443	-38.31%	0
2007	13.443853	13.887172	3.30%	0
2006	11.858659	13.443853	13.37%	0
2005	11.540117	11.858659	2.76%	0
2004	10.626826	11.540117	8.59%	0
2003	8.434560	10.626826	25.99%	0
2002*	10.000000	8.434560	-15.65%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.377575	13.343361	-0.26%	0
2010	11.899701	13.377575	12.42%	0
2009	9.618796	11.899701	23.71%	0
2008	15.635802	9.618796	-38.48%	360
2007	15.174696	15.635802	3.04%	481
2006	13.419333	15.174696	13.08%	482
2005	13.091114	13.419333	2.51%	482
2004	12.086579	13.091114	8.31%	486
2003*	10.000000	12.086579	20.87%	301

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.779842	9.997932	-7.25%	0
2010	9.718701	10.779842	10.92%	0
2009	8.742179	9.718701	11.17%	0
2008	12.664364	8.742179	-30.97%	0
2007	11.769593	12.664364	7.60%	0
2006	10.356360	11.769593	13.65%	0
2005	10.375127	10.356360	-0.18%	0
2004	9.868994	10.375127	5.13%	0
2003	8.116783	9.868994	21.59%	0
2002*	10.000000	8.116783	-18.83%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.173774	17.686619	2.99%	0
2010	15.297163	17.173774	12.27%	0
2009	10.221432	15.297163	49.66%	0
2008	14.091418	10.221432	-27.46%	199
2007	13.915208	14.091418	1.27%	214
2006	12.821805	13.915208	8.53%	205
2005	12.772689	12.821805	0.38%	6,840
2004	11.813141	12.772689	8.12%	6,832
2003	9.882088	11.813141	19.54%	5,586
2002*	10.000000	9.882088	-1.18%	76
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.272311	13.323478	0.39%	0
2010	12.462551	13.272311	6.50%	0
2009	10.542915	12.462551	18.21%	0
2008	11.586015	10.542915	-9.00%	0
2007	11.202462	11.586015	3.42%	0
2006	10.957822	11.202462	2.23%	0
2005	11.020805	10.957822	-0.57%	0
2004	10.836266	11.020805	1.70%	0
2003	10.550383	10.836266	2.71%	0
2002*	10.000000	10.550383	5.50%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.134392	13.148664	0.11%	101
2010	12.358380	13.134392	6.28%	543
2009	10.479097	12.358380	17.93%	1,027
2008	11.548894	10.479097	-9.26%	1,383
2007	11.192439	11.548894	3.18%	5,293
2006	10.972720	11.192439	2.00%	5,420
2005	11.069722	10.972720	-0.88%	7,420
2004	10.915982	11.069722	1.41%	7,657
2003	10.648970	10.915982	2.51%	6,594
2002*	10.000000	10.648970	6.49%	57

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.031465	11.491894	-4.48%	0
2010	10.739414	12.031465	12.03%	0
2009	8.485916	10.739414	26.56%	0
2008	12.146802	8.485916	-30.14%	0
2007	10.729162	12.146802	13.21%	0
2006	10.193323	10.729162	5.26%	0
2005	9.992412	10.193323	2.01%	0
2004	9.662909	9.992412	3.41%	0
2003	8.349785	9.662909	15.73%	0
2002	9.333512	8.349785	-10.54%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.245847	10.727404	-4.61%	0
2010	10.053846	11.245847	11.86%	0
2009	7.955273	10.053846	26.38%	0
2008	11.401022	7.955273	-30.22%	0
2007	10.086495	11.401022	13.03%	0
2006	9.591644	10.086495	5.16%	0
2005	9.415924	9.591644	1.87%	0
2004	9.121127	9.415924	3.23%	392
2003	7.897938	9.121127	15.49%	392
2002	8.845533	7.897938	-10.71%	392
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.199733	9.384225	-8.00%	0
2010	8.944883	10.199733	14.03%	0
2009	6.863093	8.944883	30.33%	0
2008	10.905227	6.863093	-37.07%	0
2007	9.347556	10.905227	16.66%	0
2006	8.912832	9.347556	4.88%	0
2005	8.748666	8.912832	1.88%	0
2004	8.420677	8.748666	3.90%	0
2003	6.966630	8.420677	20.87%	0
2002	8.404069	6.966630	-17.10%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.372218	8.604886	-8.19%	0
2010	8.229978	9.372218	13.88%	0
2009	6.332659	8.229978	29.96%	0
2008	10.072443	6.332659	-37.13%	0
2007	8.653558	10.072443	16.40%	0
2006	8.260748	8.653558	4.76%	0
2005	8.126303	8.260748	1.65%	0
2004	7.838131	8.126303	3.68%	448
2003	6.491083	7.838131	20.75%	448
2002	7.857029	6.491083	-17.39%	448

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.632965	10.986733	-5.56%	0
2010	10.045101	11.632965	15.81%	0
2009	7.397087	10.045101	35.80%	0
2008	11.423201	7.397087	-35.25%	0
2007	10.688535	11.423201	6.87%	0
2006	9.754106	10.688535	9.58%	0
2005	9.409588	9.754106	3.66%	0
2004	9.093847	9.409588	3.47%	0
2003	7.883407	9.093847	15.35%	0
2002	8.802684	7.883407	-10.44%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.994379	11.322496	-5.60%	0
2010	10.377611	11.994379	15.58%	0
2009	7.643853	10.377611	35.76%	0
2008	11.826797	7.643853	-35.37%	0
2007	11.084405	11.826797	6.70%	0
2006	10.128133	11.084405	9.44%	0
2005	9.778093	10.128133	3.58%	0
2004	9.474768	9.778093	3.20%	0
2003	8.221740	9.474768	15.24%	0
2002	9.198506	8.221740	-10.62%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.443889	8.065460	-4.48%	0
2010	7.286622	8.443889	15.88%	0
2009	5.462205	7.286622	33.40%	0
2008	9.462954	5.462205	-42.28%	0
2007	9.017763	9.462954	4.94%	0
2006	8.059441	9.017763	11.89%	0
2005	6.786923	8.059441	18.75%	0
2004	6.827805	6.786923	-0.60%	0
2003	5.557221	6.827805	22.86%	0
2002	6.102994	5.557221	-8.94%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.311165	7.931897	-4.56%	0
2010	7.176873	8.311165	15.80%	0
2009	5.384970	7.176873	33.28%	0
2008	9.354540	5.384970	-42.43%	16
2007	8.930807	9.354540	4.74%	30
2006	7.994275	8.930807	11.72%	30
2005	6.748992	7.994275	18.45%	30
2004	6.789155	6.748992	-0.59%	30
2003	5.537548	6.789155	22.60%	30
2002	6.102986	5.537548	-9.26%	193

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.349822	10.245970	-1.00%	0
2010	9.162336	10.349822	12.96%	0
2009	7.179087	9.162336	27.63%	0
2008	12.766716	7.179087	-43.77%	0
2007	12.826841	12.766716	-0.47%	0
2006	10.882666	12.826841	17.86%	0
2005	10.483561	10.882666	3.81%	0
2004	9.589583	10.483561	9.32%	0
2003	7.502801	9.589583	27.81%	0
2002	9.209865	7.502801	-18.54%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.144963	11.010826	-1.20%	1
2010	9.880910	11.144963	12.79%	626
2009	7.750903	9.880910	27.48%	5,684
2008	13.809540	7.750903	-43.87%	5,686
2007	13.894472	13.809540	-0.61%	5,704
2006	11.803303	13.894472	17.72%	5,789
2005	11.390621	11.803303	3.62%	5,972
2004	10.433268	11.390621	9.18%	6,291
2003	8.174911	10.433268	27.63%	5,869
2002	10.053575	8.174911	-18.69%	854
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.002919	8.975834	-0.30%	0
2010	7.999548	9.002919	12.54%	0
2009	6.409482	7.999548	24.81%	0
2008	11.216071	6.409482	-42.85%	0
2007	10.204038	11.216071	9.92%	0
2006	9.198965	10.204038	10.93%	0
2005	8.715733	9.198965	5.54%	0
2004	8.396879	8.715733	3.80%	0
2003	6.921584	8.396879	21.31%	0
2002	8.465285	6.921584	-18.24%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.153508	9.106599	-0.51%	0
2010	8.141531	9.153508	12.43%	0
2009	6.530683	8.141531	24.67%	0
2008	11.452389	6.530683	-42.98%	71
2007	10.432351	11.452389	9.78%	100
2006	9.417702	10.432351	10.77%	100
2005	8.933584	9.417702	5.42%	100
2004	8.625527	8.933584	3.57%	100
2003	7.118972	8.625527	21.16%	129
2002	8.722653	7.118972	-18.39%	0

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.425317	8.281449	-1.71%	0
2010	6.919392	8.425317	21.76%	0
2009	5.501308	6.919392	25.78%	0
2008	10.622879	5.501308	-48.21%	0
2007	8.531643	10.622879	24.51%	0
2006	8.143786	8.531643	4.76%	0
2005	7.851401	8.143786	3.72%	0
2004	7.746584	7.851401	1.35%	0
2003	5.943919	7.746584	30.33%	0
2002	8.676331	5.943919	-31.49%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.506319	6.384127	-1.88%	1
2010	5.351800	6.506319	21.57%	315
2009	4.261060	5.351800	25.60%	8,459
2008	8.239585	4.261060	-48.29%	8,512
2007	6.628544	8.239585	24.30%	8,518
2006	6.336678	6.628544	4.61%	8,623
2005	6.119069	6.336678	3.56%	8,590
2004	6.045641	6.119069	1.21%	8,554
2003	4.647220	6.045641	30.09%	8,881
2002	6.792973	4.647220	-31.59%	842
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.993814	8.925372	-10.69%	0
2010	8.165924	9.993814	22.38%	0
2009	5.954303	8.165924	37.14%	0
2008	11.866543	5.954303	-49.82%	0
2007	10.289484	11.866543	15.33%	0
2006	9.668552	10.289484	6.42%	0
2005	9.122396	9.668552	5.99%	0
2004	8.431975	9.122396	8.19%	0
2003	6.584039	8.431975	28.07%	0
2002	9.106626	6.584039	-27.70%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.772344	8.707915	-10.89%	0
2010	7.985414	9.772344	22.38%	0
2009	5.839408	7.985414	36.75%	0
2008	11.644150	5.839408	-49.85%	432
2007	10.113365	11.644150	15.14%	2,295
2006	9.514603	10.113365	6.29%	2,719
2005	8.996963	9.514603	5.75%	2,760
2004	8.336121	8.996963	7.93%	2,765
2003	6.518935	8.336121	27.88%	2,491
2002	9.051359	6.518935	-27.98%	11

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.083838	11.306392	2.01%	0
2010	9.924303	11.083838	11.68%	0
2009	7.032682	9.924303	41.12%	0
2008	9.561872	7.032682	-26.45%	0
2007	9.490940	9.561872	0.75%	0
2006	8.697158	9.490940	9.13%	0
2005	8.642570	8.697158	0.63%	0
2004	8.043859	8.642570	7.44%	0
2003	6.454537	8.043859	24.62%	0
2002	6.346563	6.454537	1.70%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.900886	12.115312	1.80%	0
2010	10.666684	11.900886	11.57%	118
2009	7.575159	10.666684	40.81%	209
2008	10.310105	7.575159	-26.53%	209
2007	10.245047	10.310105	0.64%	209
2006	9.401143	10.245047	8.98%	353
2005	9.361387	9.401143	0.42%	336
2004	8.719597	9.361387	7.36%	609
2003	7.008707	8.719597	24.41%	554
2002	6.912752	7.008707	1.39%	602
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.288066	11.483223	1.73%	0
2010	10.106888	11.288066	11.69%	0
2009	7.175914	10.106888	40.84%	36
2008	9.772189	7.175914	-26.57%	115
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.329502	11.564703	2.08%	0
2010	10.155482	11.329502	11.56%	0
2009	7.188666	10.155482	41.27%	0
2008	9.762868	7.188666	-26.37%	0
2007*	10.000000	9.762868	-2.37%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.072797	9.086870	0.16%	0
2010	8.036349	9.072797	12.90%	0
2009	6.467152	8.036349	24.26%	0
2008	10.458899	6.467152	-38.17%	0
2007	10.107339	10.458899	3.48%	0
2006	8.897759	10.107339	13.59%	0
2005	8.647811	8.897759	2.89%	0
2004	7.965268	8.647811	8.57%	0
2003	6.319850	7.965268	26.04%	0
2002	8.281718	6.319850	-23.69%	253

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.621612	16.457934	5.35%	0
2010	14.763716	15.621612	5.81%	0
2009	12.998203	14.763716	13.58%	0
2008	13.687998	12.998203	-5.04%	0
2007	13.366328	13.687998	2.41%	0
2006	13.050019	13.366328	2.42%	0
2005	13.010162	13.050019	0.31%	0
2004	12.689987	13.010162	2.52%	119
2003	12.289609	12.689987	3.26%	119
2002	11.347517	12.289609	8.30%	221
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	36.835902	32.280792	-12.37%	52
2010	29.159767	36.835902	26.32%	52
2009	21.218595	29.159767	37.43%	52
2008	35.739414	21.218595	-40.63%	52
2007	31.533180	35.739414	13.34%	52
2006	28.533447	31.533180	10.51%	52
2005	24.592617	28.533447	16.02%	52
2004	20.081308	24.592617	22.47%	52
2003	14.769497	20.081308	35.96%	52
2002	16.700753	14.769497	-11.56%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.897212	20.035233	-12.50%	0
2010	18.144276	22.897212	26.20%	298
2009	13.227852	18.144276	37.17%	1,614
2008	22.316452	13.227852	-40.73%	2,141
2007	19.715361	22.316452	13.19%	6,753
2006	17.869580	19.715361	10.33%	6,762
2005	15.426119	17.869580	15.84%	6,489
2004	12.608040	15.426119	22.35%	6,466
2003	9.291367	12.608040	35.70%	6,116
2002	10.521373	9.291367	-11.69%	239
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.330517	11.133605	-1.74%	0
2010	11.516096	11.330517	-1.61%	0
2009	11.649180	11.516096	-1.14%	0
2008	11.519883	11.649180	1.12%	0
2007	11.160093	11.519883	3.22%	0
2006	10.839718	11.160093	2.96%	0
2005	10.717294	10.839718	1.14%	0
2004	10.789117	10.717294	-0.67%	0
2003	10.883777	10.789117	-0.87%	0
2002	10.904248	10.883777	-0.19%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.545522	9.379842	-18.76%	0
2010	10.410369	11.545522	10.90%	0
2009	8.388788	10.410369	24.10%	0
2008	15.226259	8.388788	-44.91%	0
2007	13.237106	15.226259	15.03%	0
2006	11.433861	13.237106	15.77%	0
2005	9.791143	11.433861	16.78%	0
2004	8.790049	9.791143	11.39%	0
2003	6.253645	8.790049	40.56%	0
2002	7.998921	6.253645	-21.82%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.200786	7.464837	-18.87%	961
2010	8.308168	9.200786	10.74%	961
2009	6.706357	8.308168	23.88%	961
2008	12.193119	6.706357	-45.00%	0
2007	10.614142	12.193119	14.88%	0
2006	9.181791	10.614142	15.60%	0
2005	7.875151	9.181791	16.59%	0
2004	7.080823	7.875151	11.22%	0
2003	5.043543	7.080823	40.39%	0
2002	6.460260	5.043543	-21.93%	163
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.848501	10.418061	-18.92%	297
2010	11.602372	12.848501	10.74%	297
2009	9.366945	11.602372	23.87%	0
2008	17.026073	9.366945	-44.98%	16
2007	14.820340	17.026073	14.88%	0
2006	12.815973	14.820340	15.64%	0
2005	10.995945	12.815973	16.55%	0
2004*	10.000000	10.995945	9.96%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.990025	10.543923	-18.83%	0
2010	11.711038	12.990025	10.92%	0
2009	9.432979	11.711038	24.15%	0
2008	17.125508	9.432979	-44.92%	0
2007	14.885896	17.125508	15.05%	0
2006	12.857728	14.885896	15.77%	0
2005	11.014788	12.857728	16.73%	0
2004*	10.000000	11.014788	10.15%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.009480	10.530663	-4.35%	0
2010	9.527374	11.009480	15.56%	0
2009	6.819359	9.527374	39.71%	0
2008	12.994721	6.819359	-47.52%	0
2007	12.982246	12.994721	0.10%	0
2006	11.545620	12.982246	12.44%	0
2005	11.088140	11.545620	4.13%	0
2004	10.170949	11.088140	9.02%	0
2003	7.728826	10.170949	31.60%	0
2002	9.348779	7.728826	-17.33%	0

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.848154	10.362653	-4.48%	0
2010	9.405073	10.848154	15.34%	0
2009	6.743156	9.405073	39.48%	0
2008	12.866783	6.743156	-47.59%	0
2007	12.871168	12.866783	-0.03%	0
2006	11.461651	12.871168	12.30%	0
2005	11.033056	11.461651	3.88%	0
2004	10.133566	11.033056	8.88%	0
2003	7.719319	10.133566	31.28%	0
2002	9.348792	7.719319	-17.43%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.953263	13.378405	-10.53%	0
2010	12.047669	14.953263	24.12%	0
2009	7.798606	12.047669	54.48%	0
2008	16.274758	7.798606	-52.08%	0
2007	15.703833	16.274758	3.64%	0
2006	13.768805	15.703833	14.05%	0
2005	13.678145	13.768805	0.66%	0
2004	12.225825	13.678145	11.88%	0
2003	7.893955	12.225825	54.88%	0
2002*	10.000000	7.893955	-21.06%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.952671	12.457281	-10.72%	87
2010	11.251897	13.952671	24.00%	142
2009	7.294820	11.251897	54.25%	1,576
2008	15.257827	7.294820	-52.19%	1,816
2007	14.744700	15.257827	3.48%	1,766
2006	12.948932	14.744700	13.87%	1,787
2005	12.879736	12.948932	0.54%	1,775
2004	11.527181	12.879736	11.73%	1,756
2003	7.463060	11.527181	54.46%	1,762
2002*	10.000000	7.463060	-25.37%	81
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.141626	13.710797	4.33%	0
2010	11.070883	13.141626	18.70%	0
2009	9.585508	11.070883	15.50%	0
2008	13.368270	9.585508	-28.30%	0
2007	13.958629	13.368270	-4.23%	0
2006	12.110333	13.958629	15.26%	0
2005	11.899730	12.110333	1.77%	0
2004	10.897961	11.899730	9.19%	0
2003	8.891102	10.897961	22.57%	0
2002*	10.000000	8.891102	-11.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.094250	8.788696	-3.36%	0
2010	8.403837	9.094250	8.22%	0
2009	6.573599	8.403837	27.84%	0
2008*	10.000000	6.573599	-34.26%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.571698	12.808628	-12.10%	0
2010	13.661018	14.571698	6.67%	0
2009	10.134211	13.661018	34.80%	0
2008	17.276909	10.134211	-41.34%	0
2007	15.203815	17.276909	13.64%	0
2006	12.727892	15.203815	19.45%	0
2005	11.737447	12.727892	8.44%	0
2004	10.059988	11.737447	16.67%	0
2003	7.732372	10.059988	30.10%	0
2002*	10.000000	7.732372	-22.68%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.619297	10.416647	-1.91%	0
2010	9.875677	10.619297	7.53%	0
2009	7.842555	9.875677	25.92%	0
2008	11.438347	7.842555	-31.44%	0
2007	10.780129	11.438347	6.11%	0
2006*	10.000000	10.780129	7.80%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.496643	10.272605	-2.13%	0
2010	9.789003	10.496643	7.23%	0
2009	7.792881	9.789003	25.61%	1,411
2008	11.395165	7.792881	-31.61%	1,462
2007	10.763115	11.395165	5.87%	7,309
2006*	10.000000	10.763115	7.63%	7,372
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.051858	16.479559	-8.71%	0
2010	16.332591	18.051858	10.53%	0
2009	12.334246	16.332591	32.42%	0
2008	21.137740	12.334246	-41.65%	24
2007	18.819402	21.137740	12.32%	24
2006	14.992880	18.819402	25.52%	24
2005	12.977278	14.992880	15.53%	24
2004	10.688198	12.977278	21.42%	82
2003	8.467863	10.688198	26.22%	155
2002*	10.000000	8.467863	-15.32%	72
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.871694	13.666081	-8.11%	0
2010	13.277940	14.871694	12.00%	0
2009	10.389350	13.277940	27.80%	0
2008	14.808887	10.389350	-29.84%	0
2007	13.774202	14.808887	7.51%	0
2006	12.614913	13.774202	9.19%	0
2005	11.942419	12.614913	5.63%	0
2004	10.690301	11.942419	11.71%	0
2003	8.554923	10.690301	24.96%	0
2002*	10.000000	8.554923	-14.45%	0

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.541578	9.685731	-8.12%	675
2010	8.982615	10.541578	17.36%	675
2009	5.525061	8.982615	62.58%	675
2008	11.063014	5.525061	-50.06%	281
2007	9.664176	11.063014	14.47%	481
2006	9.594031	9.664176	0.73%	463
2005	9.080734	9.594031	5.65%	454
2004	8.664670	9.080734	4.80%	438
2003	6.949106	8.664670	24.69%	312
2002*	10.000000	6.949106	-30.51%	87
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.911271	11.444874	-3.92%	666
2010	10.489249	11.911271	13.56%	1,425
2009	8.322687	10.489249	26.03%	759
2008	13.208818	8.322687	-36.99%	975
2007	13.780004	13.208818	-4.15%	992
2006	12.097905	13.780004	13.90%	1,000
2005	11.838721	12.097905	2.19%	931
2004	10.271687	11.838721	15.26%	865
2003	8.002755	10.271687	28.35%	473
2002*	10.000000	8.002755	-19.97%	390
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.605139	11.480811	-8.92%	0
2010	11.817371	12.605139	6.67%	0
2009*	10.000000	11.817371	18.17%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.465513	10.310307	-1.48%	0
2010	9.507349	10.465513	10.08%	0
2009	6.963929	9.507349	36.52%	0
2008	11.259021	6.963929	-38.15%	0
2007	10.333176	11.259021	8.96%	1,437
2006	9.810788	10.333176	5.32%	1,830
2005	9.589837	9.810788	2.30%	1,904
2004	8.965061	9.589837	6.97%	1,904
2003	7.449891	8.965061	20.34%	2,193
2002*	10.000000	7.449891	-25.50%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.648676	7.965647	-7.90%	1,005
2010	6.819845	8.648676	26.82%	1,077
2009	4.919200	6.819845	38.64%	886
2008	10.354430	4.919200	-52.49%	869
2007	9.634475	10.354430	7.47%	2,611
2006	9.595207	9.634475	0.41%	3,034
2005	9.503980	9.595207	0.96%	3,039
2004	8.465824	9.503980	12.26%	3,018
2003	6.313833	8.465824	34.08%	2,928
2002*	10.000000	6.313833	-36.86%	203

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.238026	12.508508	-12.15%	0
2010	10.670948	14.238026	33.43%	0
2009	6.673177	10.670948	59.91%	0
2008	11.242059	6.673177	-40.64%	12
2007	11.202997	11.242059	0.35%	22
2006	10.106782	11.202997	10.85%	22
2005	9.803475	10.106782	3.09%	43
2004	9.404330	9.803475	4.24%	43
2003	7.180791	9.404330	30.97%	188
2002*	10.000000	7.180791	-28.19%	175
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.275860	12.969973	-2.30%	200
2010	12.161823	13.275860	9.16%	200
2009	10.119170	12.161823	20.19%	200
2008	15.329495	10.119170	-33.99%	1,368
2007	14.517581	15.329495	5.59%	6,434
2006	12.273605	14.517581	18.28%	14,729
2005	11.744736	12.273605	4.50%	6,427
2004	10.421083	11.744736	12.70%	6,423
2003	8.513884	10.421083	22.40%	6,413
2002*	10.000000	8.513884	-14.86%	80
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.709979	10.325388	-3.59%	0
2010*	10.000000	10.709979	7.10%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.767110	13.578667	-1.37%	0
2010	12.396141	13.767110	11.06%	0
2009*	10.000000	12.396141	23.96%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.970101	9.876964	-0.93%	0
2010	9.068158	9.970101	9.95%	0
2009	7.486222	9.068158	21.13%	0
2008	10.861614	7.486222	-31.08%	0
2007	10.427094	10.861614	4.17%	0
2006*	10.000000	10.427094	4.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.656705	11.058827	3.77%	0
2010	10.243901	10.656705	4.03%	0
2009	9.306266	10.243901	10.08%	0
2008	10.520262	9.306266	-11.54%	0
2007	10.409221	10.520262	1.07%	0
2006*	10.000000	10.409221	4.09%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.990536	9.783291	-10.98%	0
2010	10.060622	10.990536	9.24%	0
2009	7.238672	10.060622	38.98%	0
2008	12.019214	7.238672	-39.77%	0
2007	10.708700	12.019214	12.24%	0
2006*	10.000000	10.708700	7.09%	5,579
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.726409	9.099247	-6.45%	0
2010	8.384221	9.726409	16.01%	0
2009	6.155155	8.384221	36.21%	0
2008	11.241811	6.155155	-45.25%	0
2007	10.236847	11.241811	9.82%	0
2006*	10.000000	10.236847	2.37%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.297526	7.962252	-4.04%	0
2010	7.617747	8.297526	8.92%	0
2009	5.938710	7.617747	28.27%	0
2008	9.769577	5.938710	-39.21%	0
2007*	10.000000	9.769577	-2.30%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.860404	13.103626	1.89%	0
2010	11.578896	12.860404	11.07%	0
2009	8.075684	11.578896	43.38%	0
2008	11.443376	8.075684	-29.43%	0
2007	11.302178	11.443376	1.25%	0
2006	10.411135	11.302178	8.56%	0
2005*	10.000000	10.411135	4.11%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.654916	7.504897	-13.29%	0
2010	7.642153	8.654916	13.25%	0
2009	5.090232	7.642153	50.13%	0
2008*	10.000000	5.090232	-49.10%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.554930	9.080293	-4.97%	0
2010	7.877335	9.554930	21.30%	0
2009	6.101676	7.877335	29.10%	0
2008*	10.000000	6.101676	-38.98%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.531298	9.049793	-5.05%	0
2010	7.859069	9.531298	21.28%	0
2009	6.099785	7.859069	28.84%	0
2008*	10.000000	6.099785	-39.00%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.061628	8.326964	-8.11%	0
2010	8.031170	9.061628	12.83%	0
2009	6.333434	8.031170	26.81%	0
2008*	10.000000	6.333434	-36.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.055121	9.736744	-3.17%	0
2010	9.278998	10.055121	8.36%	0
2009	7.889996	9.278998	17.60%	0
2008*	10.000000	7.889996	-21.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.639496	9.135318	-5.23%	0
2010	8.738475	9.639496	10.31%	0
2009	7.170498	8.738475	21.87%	0
2008*	10.000000	7.170498	-28.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.507326	10.458904	-0.46%	0
2010	10.023671	10.507326	4.83%	0
2009	9.036060	10.023671	10.93%	0
2008*	10.000000	9.036060	-9.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.848044	9.440750	-4.14%	0
2010	9.009172	9.848044	9.31%	0
2009	7.526994	9.009172	19.69%	0
2008*	10.000000	7.526994	-24.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.407764	8.802675	-6.43%	0
2010	8.458991	9.407764	11.22%	0
2009	6.808767	8.458991	24.24%	0
2008*	10.000000	6.808767	-31.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.220701	10.004897	-2.11%	0
2010	9.550512	10.220701	7.02%	0
2009	8.268590	9.550512	15.50%	0
2008*	10.000000	8.268590	-17.31%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.019685	11.529708	4.63%	0
2010	10.487319	11.019685	5.08%	0
2009	9.822155	10.487319	6.77%	0
2008*	10.000000	9.822155	-1.78%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.947201	11.415554	4.28%	0
2010	10.445512	10.947201	4.80%	0
2009	9.800405	10.445512	6.58%	0
2008*	10.000000	9.800405	-2.00%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.892035	12.378536	4.09%	0
2010	11.206811	11.892035	6.11%	0
2009	9.806200	11.206811	14.28%	0
2008*	10.000000	9.806200	-1.94%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.513610	21.662572	-24.03%	0
2010	25.062463	28.513610	13.77%	144
2009	15.656969	25.062463	60.07%	144
2008	37.919704	15.656969	-58.71%	168
2007	26.611662	37.919704	42.49%	168
2006	19.889020	26.611662	33.80%	168
2005	15.312114	19.889020	29.89%	168
2004	12.953381	15.312114	18.21%	216
2003	8.014539	12.953381	61.62%	82
2002*	10.000000	8.014539	-19.85%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.942915	16.671772	-24.02%	0
2010	19.291051	21.942915	13.75%	62
2009	12.051474	19.291051	60.07%	62
2008	29.141566	12.051474	-58.65%	118
2007	20.414905	29.141566	42.75%	122
2006	15.230741	20.414905	34.04%	121
2005	11.711869	15.230741	30.05%	111
2004*	10.000000	11.711869	17.12%	28
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.971386	13.655819	5.28%	851
2010	12.612740	12.971386	2.84%	851
2009	12.514022	12.612740	0.79%	472
2008	11.836154	12.514022	5.73%	149
2007	11.254768	11.836154	5.17%	161
2006	11.095580	11.254768	1.43%	148
2005	10.946880	11.095580	1.36%	526
2004	10.800866	10.946880	1.35%	516
2003	10.788663	10.800866	0.11%	670
2002*	10.000000	10.788663	7.89%	580
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.665647	6.771668	-11.66%	0
2010	6.911330	7.665647	10.91%	0
2009	5.439586	6.911330	27.06%	0
2008*	10.000000	5.439586	-45.60%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.157311	12.406648	-5.71%	789
2010	11.694377	13.157311	12.51%	1,531
2009	9.366568	11.694377	24.85%	1,101
2008	15.110749	9.366568	-38.01%	1,969
2007	14.531306	15.110749	3.99%	2,357
2006	12.667598	14.531306	14.71%	2,959
2005	11.957267	12.667598	5.94%	3,021
2004	10.684013	11.957267	11.92%	3,571
2003	8.254633	10.684013	29.43%	1,350
2002*	10.000000	8.254633	-17.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.390907	12.269767	-0.98%	1,948
2010	11.496080	12.390907	7.78%	2,027
2009*	10.000000	11.496080	14.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.253792	12.887370	-2.76%	0
2010	12.053380	13.253792	9.96%	0
2009*	10.000000	12.053380	20.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.052666	12.176932	1.03%	0
2010	11.596455	12.052666	3.93%	0
2009	10.831067	11.596455	7.07%	4,801
2008	11.742474	10.831067	-7.76%	6,935
2007	11.354025	11.742474	3.42%	28,687
2006	10.895823	11.354025	4.21%	29,740
2005	10.745299	10.895823	1.40%	33,830
2004	10.461131	10.745299	2.72%	35,036
2003	9.877327	10.461131	5.91%	35,051
2002*	10.000000	9.877327	-1.23%	7
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.848089	12.605800	-1.89%	2,056
2010	11.802083	12.848089	8.86%	3,053
2009	10.093157	11.802083	16.93%	3,947
2008	13.389338	10.093157	-24.62%	3,947
2007	12.912322	13.389338	3.69%	4,572
2006	11.813791	12.912322	9.30%	42,665
2005	11.425240	11.813791	3.40%	75,652
2004	10.627147	11.425240	7.51%	47,926
2003	9.018901	10.627147	17.83%	57,276
2002*	10.000000	9.018901	-9.81%	11,959

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.165644	12.647752	-3.93%	1,003
2010	11.887910	13.165644	10.75%	1,648
2009	9.736902	11.887910	22.09%	8,019
2008	14.459775	9.736902	-32.66%	8,972
2007	13.880141	14.459775	4.18%	8,671
2006	12.345850	13.880141	12.43%	10,706
2005	11.747107	12.345850	5.10%	11,151
2004	10.677275	11.747107	10.02%	11,232
2003	8.589729	10.677275	24.30%	4,050
2002*	10.000000	8.589729	-14.10%	1,673
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.619928	12.642463	0.18%	403
2010	11.848613	12.619928	6.51%	403
2009	10.537516	11.848613	12.44%	2,916
2008	12.637415	10.537516	-16.62%	3,020
2007	12.164163	12.637415	3.89%	3,745
2006	11.430069	12.164163	6.42%	3,879
2005	11.144942	11.430069	2.56%	4,015
2004	10.596394	11.144942	5.18%	4,156
2003	9.495299	10.596394	11.60%	12,501
2002*	10.000000	9.495299	-5.05%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.773876	13.217593	-4.04%	0
2010	12.898308	13.773876	6.79%	0
2009*	10.000000	12.898308	28.98%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.714900	13.125810	-4.30%	255
2010	12.876575	13.714900	6.51%	1,405
2009*	10.000000	12.876575	28.77%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.118039	15.417903	-4.34%	0
2010	13.012148	16.118039	23.87%	0
2009	9.694229	13.012148	34.23%	0
2008	15.545851	9.694229	-37.64%	0
2007	14.727155	15.545851	5.56%	0
2006	13.653719	14.727155	7.86%	0
2005	12.408932	13.653719	10.03%	0
2004	10.924188	12.408932	13.59%	0
2003	8.265677	10.924188	32.16%	0
2002*	10.000000	8.265677	-17.34%	0

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.086929	14.411731	-4.48%	594
2010	12.212259	15.086929	23.54%	594
2009	9.115285	12.212259	33.98%	594
2008	14.652309	9.115285	-37.79%	196
2007	13.904956	14.652309	5.37%	294
2006	12.908704	13.904956	7.72%	286
2005	11.752914	12.908704	9.83%	285
2004	10.367048	11.752914	13.37%	278
2003	7.864778	10.367048	31.82%	201
2002*	10.000000	7.864778	-21.35%	77
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.969790	9.785858	-1.84%	659
2010	10.157691	9.969790	-1.85%	746
2009	10.344807	10.157691	-1.81%	899
2008	10.327695	10.344807	0.17%	538
2007	10.042144	10.327695	2.84%	574
2006	9.787501	10.042144	2.60%	1,383
2005	9.712341	9.787501	0.77%	567
2004	9.815763	9.712341	-1.05%	411
2003	9.938597	9.815763	-1.24%	327
2002*	10.000000	9.938597	-0.61%	121
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.025504	8.006280	-11.29%	0
2010	8.080005	9.025504	11.70%	0
2009	6.048367	8.080005	33.59%	0
2008*	10.000000	6.048367	-39.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.739249	8.842247	-17.66%	0
2010	10.311252	10.739249	4.15%	0
2009	8.091321	10.311252	27.44%	0
2008	15.361823	8.091321	-47.33%	0
2007	15.207216	15.361823	1.02%	0
2006	12.621950	15.207216	20.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.554825	8.660822	-17.94%	0
2010	10.159263	10.554825	3.89%	0
2009	7.993388	10.159263	27.10%	0
2008	15.209482	7.993388	-47.44%	0
2007	15.090586	15.209482	0.79%	0
2006	12.559962	15.090586	20.15%	0
2005	11.445372	12.559962	9.74%	0
2004*	10.000000	11.445372	14.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.029911	8.576687	-5.02%	0
2010	7.975139	9.029911	13.23%	0
2009	6.281640	7.975139	26.96%	0
2008*	10.000000	6.281640	-37.18%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.676601	7.997515	-7.83%	0
2010	7.840677	8.676601	10.66%	0
2009	6.269802	7.840677	25.05%	1,040
2008*	10.000000	6.269802	-37.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.559284	8.965139	-6.22%	0
2010	7.700979	9.559284	24.13%	0
2009	6.192315	7.700979	24.36%	0
2008*	10.000000	6.192315	-38.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.035290	9.621339	-4.12%	0
2010	8.546437	10.035290	17.42%	0
2009	6.673995	8.546437	28.06%	0
2008*	10.000000	6.673995	-33.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.611576	9.352865	-2.69%	0
2010	7.827513	9.611576	22.79%	68
2009	6.270366	7.827513	24.83%	143
2008	11.949852	6.270366	-47.53%	415
2007	11.119895	11.949852	7.46%	370
2006	11.000556	11.119895	1.08%	370
2005	10.402570	11.000556	5.75%	360
2004	9.365343	10.402570	11.08%	341
2003	7.117400	9.365343	31.58%	300
2002*	10.000000	7.117400	-28.83%	95
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.775164	13.766982	-6.82%	0
2010	11.890085	14.775164	24.26%	0
2009	9.598063	11.890085	23.88%	0
2008	14.413631	9.598063	-33.41%	0
2007	15.774436	14.413631	-8.63%	0
2006	13.701447	15.774436	15.13%	0
2005	13.542771	13.701447	1.17%	0
2004	11.763110	13.542771	15.13%	0
2003	7.640492	11.763110	53.96%	0
2002*	10.000000	7.640492	-23.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.447495	12.479393	-7.20%	0
2010	10.832817	13.447495	24.14%	240
2009	8.769267	10.832817	23.53%	240
2008	13.197787	8.769267	-33.56%	450
2007	14.495916	13.197787	-8.96%	431
2006	12.612114	14.495916	14.94%	415
2005	12.501429	12.612114	0.89%	385
2004	10.886662	12.501429	14.83%	353
2003	7.089658	10.886662	53.56%	163
2002*	10.000000	7.089658	-29.10%	85

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.878611	14.719014	-7.30%	0
2010	12.909093	15.878611	23.00%	0
2009	9.764076	12.909093	32.21%	0
2008	16.095021	9.764076	-39.33%	0
2007	16.057728	16.095021	0.23%	0
2006	14.601749	16.057728	9.97%	0
2005	13.244715	14.601749	10.25%	0
2004	11.337586	13.244715	16.82%	0
2003	8.191417	11.337586	38.41%	0
2002*	10.000000	8.191417	-18.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.929152	14.727699	-7.54%	0
2010	12.985422	15.929152	22.67%	0
2009	9.841713	12.985422	31.94%	0
2008	16.266565	9.841713	-39.50%	10
2007	16.266705	16.266565	0.00%	19
2006	14.829689	16.266705	9.69%	19
2005	13.488832	14.829689	9.94%	19
2004	11.569732	13.488832	16.59%	19
2003	8.383023	11.569732	38.01%	19
2002*	10.000000	8.383023	-16.17%	9
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.833634	8.703328	-1.48%	0
2010	7.948908	8.833634	11.13%	0
2009	6.450278	7.948908	23.23%	123
2008	11.255804	6.450278	-42.69%	0
2007	10.630055	11.255804	5.89%	0
2006*	10.000000	10.630055	6.30%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.080691	9.460182	4.18%	0
2010	7.126472	9.080691	27.42%	0
2009	5.563279	7.126472	28.10%	0
2008*	10.000000	5.563279	-44.37%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.378124	10.318874	-0.57%	0
2010	10.323906	10.378124	0.53%	0
2009	9.820295	10.323906	5.13%	0
2008*	10.000000	9.820295	-1.80%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.436871	11.549727	-14.04%	0
2010	12.873037	13.436871	4.38%	0
2009*	10.000000	12.873037	28.73%	0

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.850531	12.224714	-4.87%	0
2010	10.656892	12.850531	20.58%	0
2009	8.261487	10.656892	28.99%	0
2008	13.900153	8.261487	-40.57%	0
2007	13.161539	13.900153	5.61%	0
2006	11.792951	13.161539	11.61%	0
2005	11.243582	11.792951	4.89%	0
2004*	10.000000	11.243582	12.44%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.274421	12.852260	-9.96%	0
2010	12.540030	14.274421	13.83%	0
2009	9.145791	12.540030	37.11%	0
2008	15.581291	9.145791	-41.30%	0
2007	14.930364	15.581291	4.36%	0
2006	12.924763	14.930364	15.52%	0
2005	11.516436	12.924763	12.23%	0
2004*	10.000000	11.516436	15.16%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.039617	12.609991	-10.18%	0
2010	12.366446	14.039617	13.53%	100
2009	9.039684	12.366446	36.80%	226
2008	15.439925	9.039684	-41.45%	273
2007	14.833818	15.439925	4.09%	244
2006	12.872847	14.833818	15.23%	255
2005	11.499389	12.872847	11.94%	240
2004*	10.000000	11.499389	14.99%	218
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.038749	14.437411	-9.98%	0
2010	14.091143	16.038749	13.82%	0
2009	10.271557	14.091143	37.19%	0
2008	17.497527	10.271557	-41.30%	0
2007	16.769458	17.497527	4.34%	0
2006	14.516383	16.769458	15.52%	0
2005	12.937979	14.516383	12.20%	0
2004	11.061916	12.937979	16.96%	0
2003	7.880075	11.061916	40.38%	0
2002*	10.000000	7.880075	-21.20%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.674737	14.073321	-10.22%	0
2010	13.802518	15.674737	13.56%	123
2009	10.091307	13.802518	36.78%	226
2008	17.231502	10.091307	-41.44%	226
2007	16.551552	17.231502	4.11%	226
2006	14.367846	16.551552	15.20%	296
2005	12.833432	14.367846	11.96%	296
2004	10.998836	12.833432	16.68%	296
2003	7.843936	10.998836	40.22%	425
2002*	10.000000	7.843936	-21.56%	77

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.982359	15.789261	-1.21%	594
2010	14.187635	15.982359	12.65%	609
2009	12.207756	14.187635	16.22%	1,222
2008	14.544741	12.207756	-16.07%	1,537
2007	13.528129	14.544741	7.51%	1,747
2006	12.852696	13.528129	5.26%	10,233
2005	12.777525	12.852696	0.59%	3,755
2004	12.005775	12.777525	6.43%	3,801
2003	10.440499	12.005775	14.99%	3,224
2002*	10.000000	10.440499	4.40%	1,496
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.768047	2.665884	-3.69%	0
2010	2.459085	2.768047	12.56%	0
2009	1.976624	2.459085	24.41%	0
2008	9.541140	1.976624	-79.28%	0
2007*	10.000000	9.541140	-4.59%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.827139	3.668692	-4.14%	0
2010	3.396154	3.827139	12.69%	0
2009	2.761127	3.396154	23.00%	0
2008	13.190968	2.761127	-79.07%	0
2007	13.454649	13.190968	-1.96%	0
2006	12.527075	13.454649	7.40%	0
2005	12.473945	12.527075	0.43%	0
2004	11.663235	12.473945	6.95%	0
2003	9.586258	11.663235	21.67%	0
2002*	10.000000	9.586258	-4.14%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.090873	10.851876	-2.15%	233
2010	9.755836	11.090873	13.68%	284
2009	7.765784	9.755836	25.63%	1,574
2008	12.892134	7.765784	-39.76%	2,002
2007	12.612841	12.892134	2.21%	2,080
2006	11.197345	12.612841	12.64%	2,133
2005	10.788437	11.197345	3.79%	2,323
2004	10.070740	10.788437	7.13%	2,380
2003	8.114997	10.070740	24.10%	2,105
2002*	10.000000	8.114997	-18.85%	2,099
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.237171	15.584767	-4.02%	0
2010	13.405276	16.237171	21.13%	0
2009	9.955141	13.405276	34.66%	0
2008	16.315091	9.955141	-38.98%	0
2007	16.827928	16.315091	-3.05%	0
2006	14.908315	16.827928	12.88%	0
2005	13.817604	14.908315	7.89%	0
2004	11.788581	13.817604	17.21%	0
2003	8.319659	11.788581	41.70%	0
2002*	10.000000	8.319659	-16.80%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.507561	9.109635	-4.19%	0
2010	7.871713	9.507561	20.78%	0
2009	5.859106	7.871713	34.35%	0
2008	9.629261	5.859106	-39.15%	0
2007	9.950300	9.629261	-3.23%	0
2006*	10.000000	9.950300	-0.50%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.626247	12.372183	6.42%	0
2010	10.830339	11.626247	7.35%	0
2009*	10.000000	10.830339	8.30%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.262962	11.166580	-0.86%	0
2010	10.909511	11.262962	3.24%	388
2009*	10.000000	10.909511	9.10%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.480136	11.681125	-6.40%	0
2010	11.116845	12.480136	12.26%	0
2009	8.725219	11.116845	27.41%	0
2008	14.501740	8.725219	-39.83%	0
2007	15.726340	14.501740	-7.79%	0
2006	13.822597	15.726340	13.77%	0
2005	13.382696	13.822597	3.29%	0
2004	12.271349	13.382696	9.06%	0
2003*	10.000000	12.271349	22.71%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.419282	10.125541	-18.47%	0
2010	11.500174	12.419282	7.99%	0
2009	9.401141	11.500174	22.33%	0
2008	17.089976	9.401141	-44.99%	0
2007	16.069355	17.089976	6.35%	0
2006	12.818193	16.069355	25.36%	0
2005	11.639363	12.818193	10.13%	0
2004	10.205812	11.639363	14.05%	0
2003	8.090108	10.205812	26.15%	0
2002*	10.000000	8.090108	-19.10%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.828455	12.931567	-6.49%	0
2010	11.183086	13.828455	23.66%	0
2009	8.662431	11.183086	29.10%	0
2008	14.555203	8.662431	-40.49%	0
2007	16.992541	14.555203	-14.34%	0
2006	14.759327	16.992541	15.13%	0
2005	14.048775	14.759327	5.06%	0
2004	11.340566	14.048775	23.88%	0
2003	7.720875	11.340566	46.88%	0
2002*	10.000000	7.720875	-22.79%	0

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.548773	10.924867	-19.37%	0
2010	11.427280	13.548773	18.57%	0
2009	7.103624	11.427280	60.87%	0
2008	11.494350	7.103624	-38.20%	0
2007	11.099457	11.494350	3.56%	78
2006	10.725134	11.099457	3.49%	78
2005	10.338164	10.725134	3.74%	78
2004	10.028314	10.338164	3.09%	78
2003	8.179678	10.028314	22.60%	0
2002*	10.000000	8.179678	-18.20%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.921086	11.298831	3.46%	0
2010	10.412737	10.921086	4.88%	0
2009	9.699151	10.412737	7.36%	0
2008	11.035849	9.699151	-12.11%	0
2007	10.687295	11.035849	3.26%	0
2006	10.513789	10.687295	1.65%	0
2005	10.305973	10.513789	2.02%	0
2004	10.089289	10.305973	2.15%	0
2003*	10.000000	10.089289	0.89%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.223425	15.191876	-6.36%	0
2010	13.038263	16.223425	24.43%	0
2009*	10.000000	13.038263	30.38%	0
Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.929577	11.064510	-7.25%	0
2010	10.994164	11.929577	8.51%	0
2009	8.916739	10.994164	23.30%	0
2008	12.809404	8.916739	-31.66%	0
2007	12.210777	12.809404	4.90%	0
2006	11.266346	12.210777	8.38%	0
2005	11.037049	11.266346	2.08%	0
2004	10.614743	11.037049	3.98%	0
2003	9.220648	10.614743	15.12%	0
2002*	10.000000	9.220648	-7.79%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.415377	10.838162	4.06%	0
2010	9.412299	10.415377	10.66%	0
2009	7.972330	9.412299	18.06%	4,545
2008	13.703689	7.972330	-41.82%	8,184
2007	13.323011	13.703689	2.86%	8,807
2006	11.608679	13.323011	14.77%	9,042
2005	11.312916	11.608679	2.61%	10,418
2004	10.368451	11.312916	9.11%	11,066
2003	7.995707	10.368451	29.68%	2,026
2002*	10.000000	7.995707	-20.04%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.696384	12.405277	-20.97%	0
2010	15.340594	15.696384	2.32%	0
2009	11.638845	15.340594	31.81%	0
2008	25.397219	11.638845	-54.17%	0
2007	24.522903	25.397219	3.57%	0
2006	18.499525	24.522903	32.56%	0
2005	16.183187	18.499525	14.31%	0
2004	13.208763	16.183187	22.52%	0
2003	9.353483	13.208763	41.22%	0
2002*	10.000000	9.353483	-6.47%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.938551	9.384139	-5.58%	0
2010	9.224053	9.938551	7.75%	0
2009	6.857972	9.224053	34.50%	5,379
2008	11.617104	6.857972	-40.97%	5,379
2007	10.424153	11.617104	11.44%	5,379
2006	10.694092	10.424153	-2.52%	5,379
2005	9.491715	10.694092	12.67%	6,079
2004	8.930299	9.491715	6.29%	6,846
2003	7.378904	8.930299	21.02%	1,420
2002*	10.000000	7.378904	-26.21%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.574346	16.650921	-10.36%	0
2010	14.956813	18.574346	24.19%	0
2009	10.687472	14.956813	39.95%	0
2008	16.956348	10.687472	-36.97%	0
2007	17.026501	16.956348	-0.41%	0
2006	15.197083	17.026501	12.04%	0
2005	14.527186	15.197083	4.61%	0
2004	12.436322	14.527186	16.81%	0
2003	8.997602	12.436322	38.22%	0
2002*	10.000000	8.997602	-10.02%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.945958	12.238163	-5.47%	0
2010	12.022984	12.945958	7.68%	0
2009*	10.000000	12.022984	20.23%	0

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.580309	15.370888	-1.34%	0
2010	12.621924	15.580309	23.44%	0
2009	10.290966	12.621924	22.65%	0
2008	15.184884	10.290966	-32.23%	0
2007	15.582717	15.184884	-2.55%	0
2006	13.883000	15.582717	12.24%	0
2005	13.196515	13.883000	5.20%	0
2004	11.036648	13.196515	19.57%	0
2003	8.165276	11.036648	35.17%	0
2002*	10.000000	8.165276	-18.35%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.166561	11.053560	-1.01%	0
2010	9.913848	11.166561	12.64%	0
2009	7.555447	9.913848	31.21%	0
2008	11.745362	7.555447	-35.67%	0
2007	11.109179	11.745362	5.73%	0
2006	10.369664	11.109179	7.13%	0
2005	10.201088	10.369664	1.65%	0
2004	9.790586	10.201088	4.19%	0
2003	7.920437	9.790586	23.61%	0
2002*	10.000000	7.920437	-20.80%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.921977	11.915535	-0.05%	0
2010	10.582444	11.921977	12.66%	0
2009	8.538770	10.582444	23.93%	0
2008	13.847781	8.538770	-38.34%	0
2007	13.412582	13.847781	3.24%	0
2006	11.837085	13.412582	13.31%	0
2005	11.524974	11.837085	2.71%	0
2004	10.618289	11.524974	8.54%	0
2003	8.432076	10.618289	25.93%	0
2002*	10.000000	8.432076	-15.68%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.325438	13.284611	-0.31%	0
2010	11.859355	13.325438	12.36%	0
2009	9.591063	11.859355	23.65%	0
2008	15.598673	9.591063	-38.51%	47
2007	15.146421	15.598673	2.99%	160
2006	13.401142	15.146421	13.02%	328
2005	13.080012	13.401142	2.46%	866
2004	12.082473	13.080012	8.26%	866
2003*	10.000000	12.082473	20.82%	1,382

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.732308	9.948790	-7.30%	0
2010	9.680769	10.732308	10.86%	0
2009	8.712504	9.680769	11.11%	0
2008	12.627823	8.712504	-31.01%	0
2007	11.741658	12.627823	7.55%	0
2006	10.337029	11.741658	13.59%	0
2005	10.361019	10.337029	-0.23%	0
2004	9.860592	10.361019	5.08%	0
2003	8.114008	9.860592	21.53%	0
2002*	10.000000	8.114008	-18.86%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.096300	17.597879	2.93%	0
2010	15.235915	17.096300	12.21%	0
2009	10.185683	15.235915	49.58%	0
2008	14.049298	10.185683	-27.50%	0
2007	13.880725	14.049298	1.21%	0
2006	12.796526	13.880725	8.47%	0
2005	12.753995	12.796526	0.33%	0
2004	11.801867	12.753995	8.07%	0
2003	9.877677	11.801867	19.48%	0
2002*	10.000000	9.877677	-1.22%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.214430	13.258637	0.33%	0
2010	12.414526	13.214430	6.44%	0
2009	10.507645	12.414526	18.15%	0
2008	11.553140	10.507645	-9.05%	0
2007	11.176409	11.553140	3.37%	0
2006	10.937885	11.176409	2.18%	0
2005	11.006351	10.937885	-0.62%	0
2004	10.827560	11.006351	1.65%	0
2003	10.547273	10.827560	2.66%	0
2002*	10.000000	10.547273	5.47%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.076535	13.084085	0.06%	0
2010	12.310203	13.076535	6.23%	0
2009	10.443560	12.310203	17.87%	0
2008	11.515596	10.443560	-9.31%	0
2007	11.165898	11.515596	3.13%	0
2006	10.952255	11.165898	1.95%	0
2005	11.054682	10.952255	-0.93%	0
2004	10.906708	11.054682	1.36%	0
2003	10.645349	10.906708	2.46%	0
2002*	10.000000	10.645349	6.45%	0

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.960189	11.418006	-4.53%	0
2010	10.681228	11.960189	11.97%	0
2009	8.444238	10.681228	26.49%	0
2008	12.093321	8.444238	-30.17%	0
2007	10.687395	12.093321	13.15%	0
2006	10.158803	10.687395	5.20%	0
2005	9.963622	10.158803	1.96%	0
2004	9.639967	9.963622	3.36%	0
2003	8.334209	9.639967	15.67%	0
2002	9.320842	8.334209	-10.59%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.184884	10.663831	-4.66%	0
2010	10.004435	11.184884	11.80%	0
2009	7.920217	10.004435	26.32%	0
2008	11.356587	7.920217	-30.26%	0
2007	10.052321	11.356587	12.97%	0
2006	9.564004	10.052321	5.11%	0
2005	9.393572	9.564004	1.81%	0
2004	9.104115	9.393572	3.18%	0
2003	7.887210	9.104115	15.43%	0
2002	8.838019	7.887210	-10.76%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.139272	9.323852	-8.04%	0
2010	8.896392	10.139272	13.97%	0
2009	6.829378	8.896392	30.27%	0
2008	10.857200	6.829378	-37.10%	0
2007	9.311155	10.857200	16.60%	0
2006	8.882636	9.311155	4.82%	0
2005	8.723453	8.882636	1.82%	0
2004	8.400681	8.723453	3.84%	0
2003	6.953635	8.400681	20.81%	0
2002	8.392668	6.953635	-17.15%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.321450	8.553929	-8.23%	0
2010	8.189554	9.321450	13.82%	0
2009	6.304770	8.189554	29.89%	0
2008	10.033222	6.304770	-37.16%	0
2007	8.624275	10.033222	16.34%	0
2006	8.236980	8.624275	4.70%	0
2005	8.107029	8.236980	1.60%	0
2004	7.823516	8.107029	3.62%	0
2003	6.482276	7.823516	20.69%	0
2002	7.850349	6.482276	-17.43%	0

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.564053	10.916102	-5.60%	0
2010	9.990666	11.564053	15.75%	0
2009	7.360748	9.990666	35.73%	0
2008	11.372889	7.360748	-35.28%	0
2007	10.646915	11.372889	6.82%	0
2006	9.721063	10.646915	9.52%	0
2005	9.382472	9.721063	3.61%	0
2004	9.072260	9.382472	3.42%	0
2003	7.868699	9.072260	15.30%	0
2002	8.790740	7.868699	-10.49%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.929364	11.255399	-5.65%	0
2010	10.326609	11.929364	15.52%	0
2009	7.610166	10.326609	35.69%	0
2008	11.780680	7.610166	-35.40%	0
2007	11.046844	11.780680	6.64%	0
2006	10.098937	11.046844	9.39%	0
2005	9.754867	10.098937	3.53%	0
2004	9.457072	9.754867	3.15%	0
2003	8.210566	9.457072	15.18%	0
2002	9.190692	8.210566	-10.66%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.399895	8.019363	-4.53%	0
2010	7.252348	8.399895	15.82%	0
2009	5.439288	7.252348	33.33%	0
2008	9.428058	5.439288	-42.31%	0
2007	8.989119	9.428058	4.88%	0
2006	8.037918	8.989119	11.83%	0
2005	6.772234	8.037918	18.69%	0
2004	6.816491	6.772234	-0.65%	0
2003	5.550839	6.816491	22.80%	0
2002	6.099094	5.550839	-8.99%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.267853	7.886559	-4.61%	0
2010	7.143114	8.267853	15.75%	0
2009	5.362363	7.143114	33.21%	0
2008	9.320048	5.362363	-42.46%	29
2007	8.902440	9.320048	4.69%	97
2006	7.972937	8.902440	11.66%	200
2005	6.734404	7.972937	18.39%	200
2004	6.777920	6.734404	-0.64%	200
2003	5.531194	6.777920	22.54%	175
2002	6.099105	5.531194	-9.31%	0

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.288462	10.180053	-1.05%	0
2010	9.112646	10.288462	12.90%	0
2009	7.143796	9.112646	27.56%	0
2008	12.710451	7.143796	-43.80%	0
2007	12.776871	12.710451	-0.52%	0
2006	10.845777	12.776871	17.81%	0
2005	10.453334	10.845777	3.75%	0
2004	9.566810	10.453334	9.27%	0
2003	7.488805	9.566810	27.75%	0
2002	9.197371	7.488805	-18.58%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.084538	10.945550	-1.25%	0
2010	9.832343	11.084538	12.74%	0
2009	7.716745	9.832343	27.42%	0
2008	13.755702	7.716745	-43.90%	0
2007	13.847386	13.755702	-0.66%	0
2006	11.769291	13.847386	17.66%	0
2005	11.363557	11.769291	3.57%	639
2004	10.413782	11.363557	9.12%	639
2003	8.163806	10.413782	27.56%	1,297
2002	10.045050	8.163806	-18.73%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.949519	8.918065	-0.35%	0
2010	7.956155	8.949519	12.49%	0
2009	6.377958	7.956155	24.74%	0
2008	11.166626	6.377958	-42.88%	0
2007	10.164271	11.166626	9.86%	0
2006	9.167772	10.164271	10.87%	0
2005	8.690594	9.167772	5.49%	0
2004	8.376934	8.690594	3.74%	0
2003	6.908664	8.376934	21.25%	0
2002	8.453796	6.908664	-18.28%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.103861	9.052602	-0.56%	0
2010	8.101496	9.103861	12.37%	0
2009	6.501886	8.101496	24.60%	0
2008	11.407709	6.501886	-43.00%	0
2007	10.396985	11.407709	9.72%	0
2006	9.390551	10.396985	10.72%	0
2005	8.912350	9.390551	5.37%	0
2004	8.609417	8.912350	3.52%	0
2003	7.109289	8.609417	21.10%	0
2002	8.715236	7.109289	-18.43%	0

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.375392	8.228190	-1.76%	0
2010	6.881900	8.375392	21.70%	0
2009	5.474286	6.881900	25.71%	0
2008	10.576112	5.474286	-48.24%	0
2007	8.498425	10.576112	24.45%	0
2006	8.116211	8.498425	4.71%	0
2005	7.828799	8.116211	3.67%	0
2004	7.728217	7.828799	1.30%	0
2003	5.932835	7.728217	30.26%	0
2002	8.664560	5.932835	-31.53%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.471051	6.346284	-1.93%	0
2010	5.325498	6.471051	21.51%	0
2009	4.242285	5.325498	25.53%	0
2008	8.207483	4.242285	-48.31%	0
2007	6.606094	8.207483	24.24%	0
2006	6.318419	6.606094	4.55%	0
2005	6.104531	6.318419	3.50%	415
2004	6.034345	6.104531	1.16%	415
2003	4.640895	6.034345	30.03%	415
2002	6.787193	4.640895	-31.62%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.943011	8.875478	-10.74%	0
2010	8.128555	9.943011	22.32%	0
2009	5.930069	8.128555	37.07%	0
2008	11.824296	5.930069	-49.85%	0
2007	10.258098	11.824296	15.27%	0
2006	9.643958	10.258098	6.37%	0
2005	9.103809	9.643958	5.93%	0
2004	8.419084	9.103809	8.13%	0
2003	6.577325	8.419084	28.00%	0
2002	9.102001	6.577325	-27.74%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.722707	8.659283	-10.94%	0
2010	7.948901	9.722707	22.32%	0
2009	5.815677	7.948901	36.68%	0
2008	11.602753	5.815677	-49.88%	0
2007	10.082569	11.602753	15.08%	0
2006	9.490468	10.082569	6.24%	0
2005	8.978699	9.490468	5.70%	0
2004	8.323429	8.978699	7.87%	0
2003	6.512314	8.323429	27.81%	0
2002	9.046766	6.512314	-28.02%	0

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.018183	11.233700	1.96%	0
2010	9.870545	11.018183	11.63%	0
2009	6.998156	9.870545	41.04%	0
2008	9.519776	6.998156	-26.49%	0
2007	9.453998	9.519776	0.70%	0
2006	8.667686	9.453998	9.07%	0
2005	8.617667	8.667686	0.58%	0
2004	8.024768	8.617667	7.39%	0
2003	6.442506	8.024768	24.56%	0
2002	6.337956	6.442506	1.65%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.836390	12.043525	1.75%	0
2010	10.614293	11.836390	11.51%	0
2009	7.541781	10.614293	40.74%	0
2008	10.269909	7.541781	-26.56%	0
2007	10.210328	10.269909	0.58%	0
2006	9.374042	10.210328	8.92%	0
2005	9.339148	9.374042	0.37%	0
2004	8.703319	9.339148	7.31%	0
2003	6.999182	8.703319	24.35%	0
2002	6.906879	6.999182	1.34%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.267001	11.455976	1.68%	0
2010	10.093167	11.267001	11.63%	0
2009	7.169819	10.093167	40.77%	0
2008	9.768862	7.169819	-26.61%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.308341	11.537247	2.02%	0
2010	10.141682	11.308341	11.50%	0
2009	7.182545	10.141682	41.20%	0
2008	9.759531	7.182545	-26.40%	0
2007*	10.000000	9.759531	-2.40%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.018991	9.028385	0.10%	0
2010	7.992755	9.018991	12.84%	0
2009	6.435349	7.992755	24.20%	0
2008	10.412778	6.435349	-38.20%	0
2007	10.067937	10.412778	3.43%	0
2006	8.867585	10.067937	13.54%	0
2005	8.622866	8.867585	2.84%	0
2004	7.946339	8.622866	8.51%	0
2003	6.308045	7.946339	25.97%	0
2002	8.270476	6.308045	-23.73%	0

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.529112	16.352181	5.30%	0
2010	14.683769	15.529112	5.76%	0
2009	12.934396	14.683769	13.52%	0
2008	13.627739	12.934396	-5.09%	0
2007	13.314301	13.627739	2.35%	0
2006	13.005811	13.314301	2.37%	0
2005	12.972685	13.005811	0.26%	0
2004	12.659874	12.972685	2.47%	0
2003	12.266694	12.659874	3.21%	0
2002	11.332128	12.266694	8.25%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	36.617714	32.073254	-12.41%	0
2010	29.001800	36.617714	26.26%	0
2009	21.114401	29.001800	37.36%	0
2008	35.582076	21.114401	-40.66%	0
2007	31.410434	35.582076	13.28%	0
2006	28.436831	31.410434	10.46%	0
2005	24.521788	28.436831	15.97%	0
2004	20.033670	24.521788	22.40%	0
2003	14.741953	20.033670	35.90%	0
2002	16.678121	14.741953	-11.61%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.773080	19.916481	-12.54%	0
2010	18.055100	22.773080	26.13%	0
2009	13.169539	18.055100	37.10%	3,747
2008	22.229435	13.169539	-40.76%	6,712
2007	19.648545	22.229435	13.14%	7,316
2006	17.818082	19.648545	10.27%	7,661
2005	15.389487	17.818082	15.78%	7,870
2004	12.584511	15.389487	22.29%	8,404
2003	9.278742	12.584511	35.63%	489
2002	10.512434	9.278742	-11.74%	0
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.263329	11.061967	-1.79%	0
2010	11.453646	11.263329	-1.66%	0
2009	11.591914	11.453646	-1.19%	0
2008	11.469093	11.591914	1.07%	0
2007	11.116584	11.469093	3.17%	0
2006	10.802947	11.116584	2.90%	0
2005	10.686368	10.802947	1.09%	0
2004	10.763465	10.686368	-0.72%	0
2003	10.863435	10.763465	-0.92%	0
2002	10.889415	10.863435	-0.24%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.477051	9.319464	-18.80%	0
2010	10.353901	11.477051	10.85%	0
2009	8.347541	10.353901	24.04%	0
2008	15.159129	8.347541	-44.93%	0
2007	13.185507	15.159129	14.97%	0
2006	11.395079	13.185507	15.71%	0
2005	9.762883	11.395079	16.72%	0
2004	8.769155	9.762883	11.33%	0
2003	6.241968	8.769155	40.49%	0
2002	7.988069	6.241968	-21.86%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.150884	7.420562	-18.91%	0
2010	8.267327	9.150884	10.69%	0
2009	6.676795	8.267327	23.82%	0
2008	12.145563	6.676795	-45.03%	0
2007	10.578163	12.145563	14.82%	0
2006	9.155317	10.578163	15.54%	0
2005	7.856423	9.155317	16.53%	0
2004	7.067582	7.856423	11.16%	0
2003	5.036676	7.067582	40.32%	0
2002	6.454762	5.036676	-21.97%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.804929	10.377434	-18.96%	0
2010	11.568911	12.804929	10.68%	0
2009	9.344712	11.568911	23.80%	0
2008	16.994351	9.344712	-45.01%	0
2007	14.800306	16.994351	14.82%	0
2006	12.805159	14.800306	15.58%	0
2005	10.992242	12.805159	16.49%	0
2004*	10.000000	10.992242	9.92%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.945991	10.502823	-18.87%	0
2010	11.677286	12.945991	10.86%	0
2009	9.410583	11.677286	24.09%	0
2008	17.093578	9.410583	-44.95%	0
2007	14.865753	17.093578	14.99%	0
2006	12.846859	14.865753	15.72%	0
2005	11.011074	12.846859	16.67%	0
2004*	10.000000	11.011074	10.11%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.955841	10.474020	-4.40%	0
2010	9.485788	10.955841	15.50%	0
2009	6.793051	9.485788	39.64%	0
2008	12.951206	6.793051	-47.55%	0
2007	12.945400	12.951206	0.04%	0
2006	11.518703	12.945400	12.39%	0
2005	11.067900	11.518703	4.07%	0
2004	10.157553	11.067900	8.96%	0
2003	7.722574	10.157553	31.53%	0
2002	9.345996	7.722574	-17.37%	0

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.795290	10.306914	-4.52%	0
2010	9.364009	10.795290	15.28%	0
2009	6.717139	9.364009	39.40%	0
2008	12.823690	6.717139	-47.62%	0
2007	12.834630	12.823690	-0.09%	0
2006	11.434919	12.834630	12.24%	0
2005	11.012916	11.434919	3.83%	0
2004	10.120221	11.012916	8.82%	0
2003	7.713078	10.120221	31.21%	0
2002	9.345999	7.713078	-17.47%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.888003	13.313250	-10.58%	0
2010	12.001206	14.888003	24.05%	0
2009	7.772492	12.001206	54.41%	0
2008	16.228562	7.772492	-52.11%	0
2007	15.667287	16.228562	3.58%	0
2006	13.743739	15.667287	14.00%	0
2005	13.660179	13.743739	0.61%	0
2004	12.215991	13.660179	11.82%	0
2003	7.891617	12.215991	54.80%	0
2002*	10.000000	7.891617	-21.08%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.891135	12.396020	-10.76%	0
2010	11.207976	13.891135	23.94%	0
2009	7.270052	11.207976	54.17%	0
2008	15.213814	7.270052	-52.21%	0
2007	14.709714	15.213814	3.43%	0
2006	12.924776	14.709714	13.81%	0
2005	12.862234	12.924776	0.49%	0
2004	11.517386	12.862234	11.68%	0
2003	7.460508	11.517386	54.38%	0
2002*	10.000000	7.460508	-25.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.084309	13.644063	4.28%	0
2010	11.028210	13.084309	18.64%	0
2009	9.553441	11.028210	15.44%	0
2008	13.330348	9.553441	-28.33%	0
2007	13.926162	13.330348	-4.28%	0
2006	12.088291	13.926162	15.20%	0
2005	11.884094	12.088291	1.72%	0
2004	10.889192	11.884094	9.14%	0
2003	8.888470	10.889192	22.51%	0
2002*	10.000000	8.888470	-11.12%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.081905	8.772303	-3.41%	0
2010	8.396706	9.081905	8.16%	0
2009	6.571360	8.396706	27.78%	0
2008*	10.000000	6.571360	-34.29%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.508160	12.746287	-12.14%	0
2010	13.608363	14.508160	6.61%	0
2009	10.100289	13.608363	34.73%	0
2008	17.227883	10.100289	-41.37%	0
2007	15.168433	17.227883	13.58%	0
2006	12.704727	15.168433	19.39%	0
2005	11.722033	12.704727	8.38%	0
2004	10.051902	11.722033	16.62%	0
2003	7.730091	10.051902	30.04%	0
2002*	10.000000	7.730091	-22.70%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.594026	10.386583	-1.96%	0
2010	9.857195	10.594026	7.48%	0
2009	7.831863	9.857195	25.86%	0
2008	11.428584	7.831863	-31.47%	0
2007	10.776447	11.428584	6.05%	0
2006*	10.000000	10.776447	7.76%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.471637	10.242914	-2.18%	0
2010	9.770655	10.471637	7.17%	0
2009	7.782231	9.770655	25.55%	0
2008	11.385420	7.782231	-31.65%	0
2007	10.759431	11.385420	5.82%	0
2006*	10.000000	10.759431	7.59%	0
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.970431	16.396879	-8.76%	0
2010	16.267199	17.970431	10.47%	0
2009	12.291119	16.267199	32.35%	0
2008	21.074580	12.291119	-41.68%	0
2007	18.772783	21.074580	12.26%	0
2006	14.963340	18.772783	25.46%	0
2005	12.958290	14.963340	15.47%	0
2004	10.677988	12.958290	21.36%	0
2003	8.464079	10.677988	26.16%	0
2002*	10.000000	8.464079	-15.36%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.806847	13.599573	-8.15%	0
2010	13.226778	14.806847	11.95%	0
2009	10.354590	13.226778	27.74%	0
2008	14.766875	10.354590	-29.88%	0
2007	13.742166	14.766875	7.46%	0
2006	12.591957	13.742166	9.13%	0
2005	11.926749	12.591957	5.58%	0
2004	10.681709	11.926749	11.66%	0
2003	8.552404	10.681709	24.90%	0
2002*	10.000000	8.552404	-14.48%	0

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.493962	9.637077	-8.17%	0
2010	8.946593	10.493962	17.30%	0
2009	5.505715	8.946593	62.50%	0
2008	11.029916	5.505715	-50.08%	0
2007	9.640207	11.029916	14.42%	0
2006	9.575108	9.640207	0.68%	0
2005	9.067419	9.575108	5.60%	0
2004	8.656371	9.067419	4.75%	0
2003	6.945990	8.656371	24.62%	0
2002*	10.000000	6.945990	-30.54%	0
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.857505	11.387423	-3.96%	0
2010	10.447217	11.857505	13.50%	0
2009	8.293560	10.447217	25.97%	0
2008	13.169331	8.293560	-37.02%	0
2007	13.745859	13.169331	-4.19%	0
2006	12.074050	13.745859	13.85%	0
2005	11.821374	12.074050	2.14%	0
2004	10.261864	11.821374	15.20%	0
2003	7.999176	10.261864	28.29%	0
2002*	10.000000	7.999176	-20.01%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.594443	11.465232	-8.97%	0
2010	11.813349	12.594443	6.61%	0
2009*	10.000000	11.813349	18.13%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.418275	10.258547	-1.53%	0
2010	9.469237	10.418275	10.02%	0
2009	6.939556	9.469237	36.45%	0
2008	11.225346	6.939556	-38.18%	0
2007	10.307541	11.225346	8.90%	0
2006	9.791429	10.307541	5.27%	0
2005	9.575781	9.791429	2.25%	699
2004	8.956487	9.575781	6.91%	699
2003	7.446555	8.956487	20.28%	1,418
2002*	10.000000	7.446555	-25.53%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.609657	7.925677	-7.94%	0
2010	6.792529	8.609657	26.75%	0
2009	4.901987	6.792529	38.57%	0
2008	10.323476	4.901987	-52.52%	4,237
2007	9.610595	10.323476	7.42%	4,963
2006	9.576303	9.610595	0.36%	5,236
2005	9.490074	9.576303	0.91%	5,236
2004	8.457740	9.490074	12.21%	5,236
2003	6.311011	8.457740	34.02%	0
2002*	10.000000	6.311011	-36.89%	0

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.173740	12.445690	-12.19%	0
2010	10.628165	14.173740	33.36%	0
2009	6.649810	10.628165	59.83%	0
2008	11.208425	6.649810	-40.67%	0
2007	11.175211	11.208425	0.30%	0
2006	10.086849	11.175211	10.79%	0
2005	9.789113	10.086849	3.04%	0
2004	9.395335	9.789113	4.19%	0
2003	7.177572	9.395335	30.90%	0
2002*	10.000000	7.177572	-28.22%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.215938	12.904864	-2.35%	0
2010	12.113092	13.215938	9.10%	0
2009	10.083774	12.113092	20.12%	0
2008	15.283678	10.083774	-34.02%	0
2007	14.481601	15.283678	5.54%	0
2006	12.249406	14.481601	18.22%	0
2005	11.727540	12.249406	4.45%	0
2004	10.411132	11.727540	12.64%	0
2003	8.510084	10.411132	22.34%	0
2002*	10.000000	8.510084	-14.90%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.706363	10.316656	-3.64%	0
2010*	10.000000	10.706363	7.06%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.755440	13.560253	-1.42%	0
2010	12.391945	13.755440	11.00%	0
2009*	10.000000	12.391945	23.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.946387	9.848461	-0.98%	0
2010	9.051196	9.946387	9.89%	0
2009	7.476026	9.051196	21.07%	0
2008	10.852373	7.476026	-31.11%	0
2007	10.423562	10.852373	4.11%	0
2006*	10.000000	10.423562	4.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.631394	11.026950	3.72%	0
2010	10.224777	10.631394	3.98%	0
2009	9.293622	10.224777	10.02%	0
2008	10.511339	9.293622	-11.58%	0
2007	10.405716	10.511339	1.02%	0
2006*	10.000000	10.405716	4.06%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.964407	9.755085	-11.03%	0
2010	10.041819	10.964407	9.19%	0
2009	7.228832	10.041819	38.91%	0
2008	12.009005	7.228832	-39.80%	0
2007	10.705080	12.009005	12.18%	0
2006*	10.000000	10.705080	7.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.703303	9.073017	-6.50%	0
2010	8.368558	9.703303	15.95%	0
2009	6.146783	8.368558	36.15%	0
2008	11.232271	6.146783	-45.28%	0
2007	10.233395	11.232271	9.76%	0
2006*	10.000000	10.233395	2.33%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.282008	7.943317	-4.09%	0
2010	7.607377	8.282008	8.87%	0
2009	5.933653	7.607377	28.21%	0
2008	9.766249	5.933653	-39.24%	0
2007*	10.000000	9.766249	-2.34%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.823332	13.059216	1.84%	0
2010	11.551411	12.823332	11.01%	0
2009	8.060617	11.551411	43.31%	0
2008	11.427849	8.060617	-29.47%	0
2007	11.292619	11.427849	1.20%	0
2006	10.407617	11.292619	8.50%	0
2005*	10.000000	10.407617	4.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.643168	7.490901	-13.33%	0
2010	7.635656	8.643168	13.19%	0
2009	5.088492	7.635656	50.06%	0
2008*	10.000000	5.088492	-49.12%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.541935	9.063330	-5.02%	0
2010	7.870627	9.541935	21.23%	0
2009	6.099597	7.870627	29.04%	0
2008*	10.000000	6.099597	-39.00%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.518329	9.032885	-5.10%	0
2010	7.852367	9.518329	21.22%	0
2009	6.097700	7.852367	28.78%	0
2008*	10.000000	6.097700	-39.02%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.049322	8.311425	-8.15%	0
2010	8.024348	9.049322	12.77%	0
2009	6.331277	8.024348	26.74%	0
2008*	10.000000	6.331277	-36.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.041489	9.718595	-3.22%	0
2010	9.271131	10.041489	8.31%	0
2009	7.887319	9.271131	17.54%	0
2008*	10.000000	7.887319	-21.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.626400	9.118259	-5.28%	0
2010	8.731043	9.626400	10.25%	0
2009	7.168050	8.731043	21.80%	0
2008*	10.000000	7.168050	-28.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.493066	10.439400	-0.51%	0
2010	10.015163	10.493066	4.77%	0
2009	9.032985	10.015163	10.87%	0
2008*	10.000000	9.032985	-9.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.834684	9.423149	-4.18%	0
2010	9.001521	9.834684	9.26%	0
2009	7.524429	9.001521	19.63%	0
2008*	10.000000	7.524429	-24.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.394982	8.786246	-6.48%	0
2010	8.451804	9.394982	11.16%	0
2009	6.806444	8.451804	24.17%	0
2008*	10.000000	6.806444	-31.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.206821	9.986227	-2.16%	0
2010	9.542396	10.206821	6.96%	0
2009	8.265770	9.542396	15.44%	0
2008*	10.000000	8.265770	-17.34%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.004724	11.508205	4.58%	0
2010	10.478421	11.004724	5.02%	0
2009	9.818823	10.478421	6.72%	0
2008*	10.000000	9.818823	-1.81%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.932331	11.394264	4.23%	0
2010	10.436645	10.932331	4.75%	0
2009	9.797071	10.436645	6.53%	0
2008*	10.000000	9.797071	-2.03%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.875895	12.355457	4.04%	0
2010	11.197302	11.875895	6.06%	0
2009	9.802870	11.197302	14.22%	0
2008*	10.000000	9.802870	-1.97%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.384943	21.553837	-24.07%	0
2010	24.962069	28.384943	13.71%	0
2009	15.602199	24.962069	59.99%	0
2008	37.806414	15.602199	-58.73%	0
2007	26.545742	37.806414	42.42%	0
2006	19.849833	26.545742	33.73%	0
2005	15.289695	19.849833	29.82%	0
2004	12.940999	15.289695	18.15%	0
2003	8.010952	12.940999	61.54%	0
2002*	10.000000	8.010952	-19.89%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.868555	16.606813	-24.06%	0
2010	19.235464	21.868555	13.69%	0
2009	12.022868	19.235464	59.99%	0
2008	29.087277	12.022868	-58.67%	0
2007	20.387298	29.087277	42.67%	0
2006	15.217878	20.387298	33.97%	0
2005	11.707931	15.217878	29.98%	0
2004*	10.000000	11.707931	17.08%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.912869	13.587306	5.22%	0
2010	12.562239	12.912869	2.79%	0
2009	12.470261	12.562239	0.74%	0
2008	11.800775	12.470261	5.67%	0
2007	11.226876	11.800775	5.11%	19,235
2006	11.073706	11.226876	1.38%	19,235
2005	10.930842	11.073706	1.31%	19,235
2004	10.790532	10.930842	1.30%	19,235
2003	10.783836	10.790532	0.06%	19,235
2002*	10.000000	10.783836	7.84%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.655210	6.759003	-11.71%	0
2010	6.905438	7.655210	10.86%	0
2009	5.437726	6.905438	26.99%	0
2008*	10.000000	5.437726	-45.62%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.097880	12.344324	-5.75%	0
2010	11.647477	13.097880	12.45%	0
2009	9.333768	11.647477	24.79%	2,217
2008	15.065530	9.333768	-38.05%	12,837
2007	14.495249	15.065530	3.93%	15,010
2006	12.642602	14.495249	14.65%	15,695
2005	11.939739	12.642602	5.89%	15,695
2004	10.673797	11.939739	11.86%	16,488
2003	8.250941	10.673797	29.36%	356
2002*	10.000000	8.250941	-17.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.380379	12.253111	-1.03%	0
2010	11.492168	12.380379	7.73%	0
2009*	10.000000	11.492168	14.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.242541	12.869880	-2.81%	0
2010	12.049283	13.242541	9.90%	0
2009*	10.000000	12.049283	20.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.998286	12.115836	0.98%	0
2010	11.550023	11.998286	3.88%	0
2009	10.793197	11.550023	7.01%	0
2008	11.707384	10.793197	-7.81%	0
2007	11.325898	11.707384	3.37%	0
2006	10.874353	11.325898	4.15%	0
2005	10.729561	10.874353	1.35%	0
2004	10.451134	10.729561	2.66%	0
2003	9.872916	10.451134	5.86%	0
2002*	10.000000	9.872916	-1.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.790131	12.542557	-1.94%	0
2010	11.754827	12.790131	8.81%	0
2009	10.057858	11.754827	16.87%	0
2008	13.349309	10.057858	-24.66%	0
2007	12.880309	13.349309	3.64%	4,450
2006	11.790483	12.880309	9.24%	4,450
2005	11.408495	11.790483	3.35%	4,450
2004	10.616985	11.408495	7.46%	659
2003	9.014868	10.616985	17.77%	659
2002*	10.000000	9.014868	-9.85%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.106252	12.584290	-3.98%	0
2010	11.840307	13.106252	10.69%	0
2009	9.702859	11.840307	22.03%	0
2008	14.416587	9.702859	-32.70%	0
2007	13.845769	14.416587	4.12%	265
2006	12.321541	13.845769	12.37%	265
2005	11.729920	12.321541	5.04%	265
2004	10.667079	11.729920	9.96%	265
2003	8.585890	10.667079	24.24%	265
2002*	10.000000	8.585890	-14.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.562968	12.579001	0.13%	0
2010	11.801145	12.562968	6.46%	0
2009	10.500658	11.801145	12.38%	0
2008	12.599639	10.500658	-16.66%	0
2007	12.134006	12.599639	3.84%	0
2006	11.407530	12.134006	6.37%	0
2005	11.128623	11.407530	2.51%	0
2004	10.586271	11.128623	5.12%	3,862
2003	9.491061	10.586271	11.54%	3,862
2002*	10.000000	9.491061	-5.09%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.762172	13.199645	-4.09%	0
2010	12.893924	13.762172	6.73%	0
2009*	10.000000	12.893924	28.94%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.703267	13.108013	-4.34%	0
2010	12.872203	13.703267	6.46%	0
2009*	10.000000	12.872203	28.72%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.047727	15.342837	-4.39%	0
2010	12.961982	16.047727	23.81%	0
2009	9.661779	12.961982	34.16%	0
2008	15.501717	9.661779	-37.67%	0
2007	14.692876	15.501717	5.50%	0
2006	13.628872	14.692876	7.81%	0
2005	12.392641	13.628872	9.98%	0
2004	10.915399	12.392641	13.53%	0
2003	8.263232	10.915399	32.10%	0
2002*	10.000000	8.263232	-17.37%	0

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.020441	14.340927	-4.52%	0
2010	12.164632	15.020441	23.48%	0
2009	9.084357	12.164632	33.91%	0
2008	14.610048	9.084357	-37.82%	0
2007	13.871963	14.610048	5.32%	0
2006	12.884623	13.871963	7.66%	0
2005	11.736954	12.884623	9.78%	0
2004	10.358249	11.736954	13.31%	0
2003	7.862101	10.358249	31.75%	0
2002*	10.000000	7.862101	-21.38%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.924606	9.736566	-1.89%	0
2010	10.116809	9.924606	-1.90%	0
2009	10.308425	10.116809	-1.86%	0
2008	10.296616	10.308425	0.11%	0
2007	10.017055	10.296616	2.79%	0
2006	9.768009	10.017055	2.55%	0
2005	9.697927	9.768009	0.72%	0
2004	9.806189	9.697927	-1.10%	0
2003	9.933964	9.806189	-1.29%	0
2002*	10.000000	9.933964	-0.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.013234	7.991327	-11.34%	0
2010	8.073129	9.013234	11.64%	0
2009	6.046307	8.073129	33.52%	0
2008*	10.000000	6.046307	-39.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.702869	8.807816	-17.71%	0
2010	10.281549	10.702869	4.10%	0
2009	8.072131	10.281549	27.37%	0
2008	15.333207	8.072131	-47.36%	0
2007	15.186666	15.333207	0.96%	0
2006	12.611293	15.186666	20.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.519041	8.627059	-17.99%	0
2010	10.129981	10.519041	3.84%	0
2009	7.974416	10.129981	27.03%	0
2008	15.181140	7.974416	-47.47%	0
2007	15.070189	15.181140	0.74%	0
2006	12.549364	15.070189	20.09%	0
2005	11.441520	12.549364	9.68%	0
2004*	10.000000	11.441520	14.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.017642	8.560684	-5.07%	0
2010	7.968351	9.017642	13.17%	0
2009	6.279499	7.968351	26.89%	0
2008*	10.000000	6.279499	-37.21%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.664819	7.982597	-7.87%	0
2010	7.834012	8.664819	10.61%	0
2009	6.267659	7.834012	24.99%	0
2008*	10.000000	6.267659	-37.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.546287	8.948400	-6.26%	0
2010	7.694421	9.546287	24.07%	0
2009	6.190195	7.694421	24.30%	0
2008*	10.000000	6.190195	-38.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.021648	9.603374	-4.17%	0
2010	8.539166	10.021648	17.36%	0
2009	6.671710	8.539166	27.99%	0
2008*	10.000000	6.671710	-33.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.568183	9.305896	-2.74%	0
2010	7.796142	9.568183	22.73%	0
2009	6.248423	7.796142	24.77%	0
2008	11.914133	6.248423	-47.55%	0
2007	11.092342	11.914133	7.41%	0
2006	10.978877	11.092342	1.03%	0
2005	10.387345	10.978877	5.69%	0
2004	9.356402	10.387345	11.02%	0
2003	7.114216	9.356402	31.52%	0
2002*	10.000000	7.114216	-28.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.710725	13.699971	-6.87%	0
2010	11.844246	14.710725	24.20%	0
2009	9.565942	11.844246	23.82%	0
2008	14.372731	9.565942	-33.44%	0
2007	15.737744	14.372731	-8.67%	0
2006	13.676522	15.737744	15.07%	0
2005	13.525000	13.676522	1.12%	0
2004	11.753664	13.525000	15.07%	0
2003	7.638233	11.753664	53.88%	0
2002*	10.000000	7.638233	-23.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.388243	12.418086	-7.25%	0
2010	10.790565	13.388243	24.07%	0
2009	8.739519	10.790565	23.47%	0
2008	13.159744	8.739519	-33.59%	0
2007	14.461542	13.159744	-9.00%	0
2006	12.588594	14.461542	14.88%	0
2005	12.484462	12.588594	0.83%	0
2004	10.877427	12.484462	14.77%	0
2003	7.087240	10.877427	53.48%	0
2002*	10.000000	7.087240	-29.13%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.809344	14.647347	-7.35%	0
2010	12.859317	15.809344	22.94%	0
2009	9.731394	12.859317	32.14%	0
2008	16.049348	9.731394	-39.37%	0
2007	16.020366	16.049348	0.18%	0
2006	14.575177	16.020366	9.92%	0
2005	13.227332	14.575177	10.19%	0
2004	11.328477	13.227332	16.76%	0
2003	8.189002	11.328477	38.34%	0
2002*	10.000000	8.189002	-18.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.857249	14.653752	-7.59%	0
2010	12.933398	15.857249	22.61%	0
2009	9.807286	12.933398	31.88%	0
2008	16.217944	9.807286	-39.53%	0
2007	16.226393	16.217944	-0.05%	0
2006	14.800459	16.226393	9.63%	0
2005	13.469086	14.800459	9.88%	0
2004	11.558687	13.469086	16.53%	0
2003	8.379274	11.558687	37.94%	0
2002*	10.000000	8.379274	-16.21%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.812649	8.678240	-1.53%	0
2010	7.934053	8.812649	11.07%	0
2009	6.441502	7.934053	23.17%	0
2008	11.246243	6.441502	-42.72%	0
2007	10.626455	11.246243	5.83%	0
2006*	10.000000	10.626455	6.26%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.068332	9.442513	4.13%	0
2010	7.120392	9.068332	27.36%	0
2009	5.561369	7.120392	28.03%	0
2008*	10.000000	5.561369	-44.39%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.364036	10.299643	-0.62%	0
2010	10.315146	10.364036	0.47%	0
2009	9.816966	10.315146	5.07%	0
2008*	10.000000	9.816966	-1.83%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.425459	11.534051	-14.09%	0
2010	12.868657	13.425459	4.33%	0
2009*	10.000000	12.868657	28.69%	0

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.807012	12.177120	-4.92%	0
2010	10.626212	12.807012	20.52%	0
2009	8.241894	10.626212	28.93%	0
2008	13.874273	8.241894	-40.60%	0
2007	13.143764	13.874273	5.56%	0
2006	11.783005	13.143764	11.55%	0
2005	11.239804	11.783005	4.83%	0
2004*	10.000000	11.239804	12.40%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.226043	12.802186	-10.01%	0
2010	12.503889	14.226043	13.77%	0
2009	9.124086	12.503889	37.04%	0
2008	15.552246	9.124086	-41.33%	0
2007	14.910173	15.552246	4.31%	0
2006	12.913853	14.910173	15.46%	0
2005	11.512556	12.913853	12.17%	0
2004*	10.000000	11.512556	15.13%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.992043	12.560861	-10.23%	0
2010	12.330818	13.992043	13.47%	0
2009	9.018232	12.330818	36.73%	0
2008	15.411159	9.018232	-41.48%	0
2007	14.813778	15.411159	4.03%	0
2006	12.861990	14.813778	15.17%	0
2005	11.495518	12.861990	11.89%	0
2004*	10.000000	11.495518	14.96%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.968736	14.367077	-10.03%	0
2010	14.036769	15.968736	13.76%	0
2009	10.237146	14.036769	37.12%	0
2008	17.447818	10.237146	-41.33%	0
2007	16.730387	17.447818	4.29%	0
2006	14.489922	16.730387	15.46%	0
2005	12.920970	14.489922	12.14%	0
2004	11.053003	12.920970	16.90%	0
2003	7.877744	11.053003	40.31%	0
2002*	10.000000	7.877744	-21.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.603954	14.002633	-10.26%	0
2010	13.747183	15.603954	13.51%	0
2009	10.055974	13.747183	36.71%	0
2008	17.179946	10.055974	-41.47%	0
2007	16.510488	17.179946	4.05%	0
2006	14.339484	16.510488	15.14%	0
2005	12.814620	14.339484	11.90%	0
2004	10.988310	12.814620	16.62%	0
2003	7.840418	10.988310	40.15%	0
2002*	10.000000	7.840418	-21.60%	0

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.910263	15.710053	-1.26%	0
2010	14.130824	15.910263	12.59%	0
2009	12.165070	14.130824	16.16%	2,022
2008	14.501261	12.165070	-16.11%	2,022
2007	13.494589	14.501261	7.46%	2,022
2006	12.827342	13.494589	5.20%	2,022
2005	12.758795	12.827342	0.54%	2,022
2004	11.994294	12.758795	6.37%	2,310
2003	10.435836	11.994294	14.93%	0
2002*	10.000000	10.435836	4.36%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.762876	2.659547	-3.74%	0
2010	2.455744	2.762876	12.51%	0
2009	1.974937	2.455744	24.35%	0
2008	9.537892	1.974937	-79.29%	0
2007*	10.000000	9.537892	-4.62%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.810457	3.650852	-4.19%	0
2010	3.383081	3.810457	12.63%	0
2009	2.751884	3.383081	22.94%	0
2008	13.153542	2.751884	-79.08%	0
2007	13.423349	13.153542	-2.01%	0
2006	12.504291	13.423349	7.35%	0
2005	12.457594	12.504291	0.37%	0
2004	11.653882	12.457594	6.90%	0
2003	9.583432	11.653882	21.60%	0
2002*	10.000000	9.583432	-4.17%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.040812	10.797394	-2.20%	0
2010	9.716744	11.040812	13.63%	0
2009	7.738601	9.716744	25.56%	4,721
2008	12.853565	7.738601	-39.79%	10,426
2007	12.581551	12.853565	2.16%	11,403
2006	11.175247	12.581551	12.58%	11,770
2005	10.772623	11.175247	3.74%	11,770
2004	10.061106	10.772623	7.07%	12,444
2003	8.111360	10.061106	24.04%	0
2002*	10.000000	8.111360	-18.89%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.166352	15.508906	-4.07%	0
2010	13.353613	16.166352	21.06%	0
2009	9.921832	13.353613	34.59%	0
2008	16.268807	9.921832	-39.01%	0
2007	16.788783	16.268807	-3.10%	0
2006	14.881197	16.788783	12.82%	0
2005	13.799472	14.881197	7.84%	0
2004	11.779111	13.799472	17.15%	0
2003	8.317207	11.779111	41.62%	0
2002*	10.000000	8.317207	-16.83%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.484961	9.083353	-4.23%	0
2010	7.856987	9.484961	20.72%	0
2009	5.851133	7.856987	34.28%	0
2008	9.621079	5.851133	-39.18%	0
2007	9.946933	9.621079	-3.28%	0
2006*	10.000000	9.946933	-0.53%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.616366	12.355389	6.36%	0
2010	10.826649	11.616366	7.29%	0
2009*	10.000000	10.826649	8.27%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.253389	11.151424	-0.91%	0
2010	10.905794	11.253389	3.19%	0
2009*	10.000000	10.905794	9.06%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.431474	11.629666	-6.45%	0
2010	11.079140	12.431474	12.21%	0
2009	8.700061	11.079140	27.35%	0
2008	14.467322	8.700061	-39.86%	0
2007	15.697055	14.467322	-7.83%	0
2006	13.803856	15.697055	13.72%	0
2005	13.371334	13.803856	3.23%	0
2004	12.267172	13.371334	9.00%	0
2003*	10.000000	12.267172	22.67%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.365122	10.076239	-18.51%	0
2010	11.455848	12.365122	7.94%	0
2009	9.369673	11.455848	22.27%	0
2008	17.041483	9.369673	-45.02%	0
2007	16.031974	17.041483	6.30%	0
2006	12.794870	16.031974	25.30%	0
2005	11.624088	12.794870	10.07%	0
2004	10.197611	11.624088	13.99%	0
2003	8.087726	10.197611	26.09%	0
2002*	10.000000	8.087726	-19.12%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.768139	12.868611	-6.53%	0
2010	11.139971	13.768139	23.59%	0
2009	8.633428	11.139971	29.03%	0
2008	14.513881	8.633428	-40.52%	0
2007	16.953001	14.513881	-14.39%	0
2006	14.732466	16.953001	15.07%	0
2005	14.030336	14.732466	5.00%	0
2004	11.331455	14.030336	23.82%	0
2003	7.718591	11.331455	46.81%	0
2002*	10.000000	7.718591	-22.81%	0

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.489705	10.871707	-19.41%	0
2010	11.383252	13.489705	18.50%	0
2009	7.079855	11.383252	60.78%	0
2008	11.461743	7.079855	-38.23%	0
2007	11.073648	11.461743	3.50%	0
2006	10.705628	11.073648	3.44%	0
2005	10.324606	10.705628	3.69%	624
2004	10.020263	10.324606	3.04%	624
2003	8.177266	10.020263	22.54%	1,267
2002*	10.000000	8.177266	-18.23%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.878470	11.249025	3.41%	0
2010	10.377399	10.878470	4.83%	0
2009	9.671154	10.377399	7.30%	0
2008	11.009612	9.671154	-12.16%	0
2007	10.667339	11.009612	3.21%	0
2006	10.499491	10.667339	1.60%	0
2005	10.297210	10.499491	1.96%	0
2004	10.085843	10.297210	2.10%	0
2003*	10.000000	10.085843	0.86%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.209683	15.171283	-6.41%	0
2010	13.033842	16.209683	24.37%	0
2009*	10.000000	13.033842	30.34%	0
Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.877573	11.010672	-7.30%	0
2010	10.951818	11.877573	8.45%	0
2009	8.886922	10.951818	23.24%	0
2008	12.773087	8.886922	-31.69%	0
2007	12.182393	12.773087	4.85%	0
2006	11.245858	12.182393	8.33%	0
2005	11.022566	11.245858	2.03%	0
2004	10.606220	11.022566	3.93%	0
2003	9.217938	10.606220	15.06%	0
2002*	10.000000	9.217938	-7.82%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.368349	10.783740	4.01%	0
2010	9.374575	10.368349	10.60%	0
2009	7.944419	9.374575	18.00%	0
2008	13.662704	7.944419	-41.85%	1,610
2007	13.289979	13.662704	2.80%	1,610
2006	11.585778	13.289979	14.71%	1,610
2005	11.296340	11.585778	2.56%	1,610
2004	10.358532	11.296340	9.05%	1,610
2003	7.992132	10.358532	29.61%	1,610
2002*	10.000000	7.992132	-20.08%	950
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.625537	12.342984	-21.01%	229
2010	15.279128	15.625537	2.27%	229
2009	11.598119	15.279128	31.74%	229
2008	25.321304	11.598119	-54.20%	0
2007	24.462132	25.321304	3.51%	0
2006	18.463068	24.462132	32.49%	0
2005	16.159509	18.463068	14.26%	0
2004	13.196155	16.159509	22.46%	0
2003	9.349314	13.196155	41.15%	0
2002*	10.000000	9.349314	-6.51%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.893662	9.337004	-5.63%	0
2010	9.187060	9.893662	7.69%	0
2009	6.833955	9.187060	34.43%	0
2008	11.582352	6.833955	-41.00%	0
2007	10.398303	11.582352	11.39%	0
2006	10.672997	10.398303	-2.57%	0
2005	9.477797	10.672997	12.61%	0
2004	8.921752	9.477797	6.23%	0
2003	7.375593	8.921752	20.96%	0
2002*	10.000000	7.375593	-26.24%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.490448	16.567273	-10.40%	240
2010	14.896842	18.490448	24.12%	1,650
2009	10.650066	14.896842	39.88%	1,650
2008	16.905650	10.650066	-37.00%	1,410
2007	16.984296	16.905650	-0.46%	1,410
2006	15.167121	16.984296	11.98%	1,410
2005	14.505923	15.167121	4.56%	1,410
2004	12.424448	14.505923	16.75%	1,410
2003	8.993586	12.424448	38.15%	1,410
2002*	10.000000	8.993586	-10.06%	816
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.934953	12.221543	-5.52%	0
2010	12.018891	12.934953	7.62%	0
2009*	10.000000	12.018891	20.19%	0

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.512321	15.296033	-1.39%	0
2010	12.573241	15.512321	23.38%	0
2009	10.256500	12.573241	22.59%	0
2008	15.141773	10.256500	-32.26%	0
2007	15.546446	15.141773	-2.60%	0
2006	13.857732	15.546446	12.19%	0
2005	13.179188	13.857732	5.15%	0
2004	11.027767	13.179188	19.51%	0
2003	8.162864	11.027767	35.10%	0
2002*	10.000000	8.162864	-18.37%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.117829	10.999718	-1.06%	0
2010	9.875611	11.117829	12.58%	0
2009	7.530145	9.875611	31.15%	0
2008	11.712008	7.530145	-35.71%	0
2007	11.083307	11.712008	5.67%	0
2006	10.350771	11.083307	7.08%	0
2005	10.187684	10.350771	1.60%	0
2004	9.782702	10.187684	4.14%	0
2003	7.918092	9.782702	23.55%	0
2002*	10.000000	7.918092	-20.82%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.869938	11.857491	-0.10%	0
2010	10.541621	11.869938	12.60%	0
2009	8.510178	10.541621	23.87%	0
2008	13.808468	8.510178	-38.37%	0
2007	13.381360	13.808468	3.19%	0
2006	11.815534	13.381360	13.25%	0
2005	11.509838	11.815534	2.66%	0
2004	10.609754	11.509838	8.48%	0
2003	8.429585	10.609754	25.86%	0
2002*	10.000000	8.429585	-15.70%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.273423	13.226024	-0.36%	0
2010	11.819086	13.273423	12.30%	0
2009	9.563371	11.819086	23.59%	0
2008	15.561603	9.563371	-38.55%	0
2007	15.118176	15.561603	2.93%	0
2006	13.382955	15.118176	12.97%	0
2005	13.068898	13.382955	2.40%	0
2004	12.078363	13.068898	8.20%	0
2003*	10.000000	12.078363	20.78%	0

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.685013	9.899898	-7.35%	0
2010	9.643016	10.685013	10.81%	0
2009	8.682942	9.643016	11.06%	0
2008	12.591402	8.682942	-31.04%	0
2007	11.713791	12.591402	7.49%	0
2006	10.317738	11.713791	13.53%	0
2005	10.346933	10.317738	-0.28%	0
2004	9.852213	10.346933	5.02%	0
2003	8.111235	9.852213	21.46%	0
2002*	10.000000	8.111235	-18.89%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.019084	17.509500	2.88%	0
2010	15.174837	17.019084	12.15%	0
2009	10.150023	15.174837	49.51%	0
2008	14.007262	10.150023	-27.54%	0
2007	13.846300	14.007262	1.16%	0
2006	12.771282	13.846300	8.42%	0
2005	12.735304	12.771282	0.28%	0
2004	11.790574	12.735304	8.01%	0
2003	9.873257	11.790574	19.42%	0
2002*	10.000000	9.873257	-1.27%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.156760	13.194072	0.28%	0
2010	12.366651	13.156760	6.39%	0
2009	10.472448	12.366651	18.09%	0
2008	11.520324	10.472448	-9.10%	0
2007	11.150375	11.520324	3.32%	0
2006	10.917947	11.150375	2.13%	0
2005	10.991868	10.917947	-0.67%	0
2004	10.818840	10.991868	1.60%	0
2003	10.544167	10.818840	2.60%	0
2002*	10.000000	10.544167	5.44%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.018882	13.019780	0.01%	0
2010	12.262183	13.018882	6.17%	0
2009	10.408118	12.262183	17.81%	231
2008	11.482365	10.408118	-9.36%	231
2007	11.139378	11.482365	3.08%	231
2006	10.931808	11.139378	1.90%	231
2005	11.039656	10.931808	-0.98%	231
2004	10.897441	11.039656	1.31%	231
2003	10.641725	10.897441	2.40%	231
2002*	10.000000	10.641725	6.42%	0

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.889257	11.344515	-4.58%	0
2010	10.623294	11.889257	11.92%	0
2009	8.402723	10.623294	26.43%	0
2008	12.040013	8.402723	-30.21%	0
2007	10.645730	12.040013	13.10%	0
2006	10.124339	10.645730	5.15%	0
2005	9.934879	10.124339	1.91%	0
2004	9.617065	9.934879	3.30%	0
2003	8.318647	9.617065	15.61%	0
2002	9.308193	8.318647	-10.63%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.124228	10.600601	-4.71%	0
2010	9.955256	11.124228	11.74%	0
2009	7.885289	9.955256	26.25%	0
2008	11.312268	7.885289	-30.29%	0
2007	10.018233	11.312268	12.92%	0
2006	9.536427	10.018233	5.05%	0
2005	9.371239	9.536427	1.76%	0
2004	9.087100	9.371239	3.13%	0
2003	7.876483	9.087100	15.37%	0
2002	8.830507	7.876483	-10.80%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.079186	9.263893	-8.09%	0
2010	8.848184	10.079186	13.91%	0
2009	6.795828	8.848184	30.20%	0
2008	10.809379	6.795828	-37.13%	0
2007	9.274894	10.809379	16.54%	0
2006	8.852535	9.274894	4.77%	0
2005	8.698315	8.852535	1.77%	0
2004	8.380742	8.698315	3.79%	0
2003	6.940657	8.380742	20.75%	0
2002	8.381284	6.940657	-17.19%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.270859	8.503161	-8.28%	0
2010	8.149266	9.270859	13.76%	0
2009	6.276950	8.149266	29.83%	0
2008	9.994045	6.276950	-37.19%	0
2007	8.595000	9.994045	16.28%	0
2006	8.213196	8.595000	4.65%	0
2005	8.087729	8.213196	1.55%	0
2004	7.808873	8.087729	3.57%	0
2003	6.473446	7.808873	20.63%	0
2002	7.843679	6.473446	-17.47%	0

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.495461	10.845830	-5.65%	0
2010	9.936467	11.495461	15.69%	0
2009	7.324543	9.936467	35.66%	0
2008	11.322734	7.324543	-35.31%	0
2007	10.605397	11.322734	6.76%	0
2006	9.688083	10.605397	9.47%	0
2005	9.355394	9.688083	3.56%	0
2004	9.050692	9.355394	3.37%	0
2003	7.854002	9.050692	15.24%	0
2002	8.778810	7.854002	-10.53%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.864657	11.188644	-5.70%	0
2010	10.275830	11.864657	15.46%	0
2009	7.576601	10.275830	35.63%	0
2008	11.734726	7.576601	-35.43%	0
2007	11.009390	11.734726	6.59%	0
2006	10.069821	11.009390	9.33%	0
2005	9.731672	10.069821	3.47%	0
2004	9.439402	9.731672	3.10%	75
2003	8.199396	9.439402	15.12%	75
2002	9.182880	8.199396	-10.71%	75
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.356122	7.973515	-4.58%	0
2010	7.218233	8.356122	15.76%	0
2009	5.416456	7.218233	33.26%	0
2008	9.393282	5.416456	-42.34%	0
2007	8.960556	9.393282	4.83%	0
2006	8.016456	8.960556	11.78%	0
2005	6.757581	8.016456	18.63%	0
2004	6.805215	6.757581	-0.70%	0
2003	5.544477	6.805215	22.74%	0
2002	6.095214	5.544477	-9.04%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.224751	7.841454	-4.66%	0
2010	7.109492	8.224751	15.69%	0
2009	5.339847	7.109492	33.14%	0
2008	9.285651	5.339847	-42.49%	0
2007	8.874123	9.285651	4.64%	0
2006	7.951616	8.874123	11.60%	0
2005	6.719806	7.951616	18.33%	0
2004	6.766693	6.719806	-0.69%	0
2003	5.524853	6.766693	22.48%	0
2002	6.095213	5.524853	-9.36%	0

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.227459	10.114544	-1.10%	0
2010	9.063242	10.227459	12.85%	0
2009	7.108684	9.063242	27.50%	0
2008	12.654456	7.108684	-43.82%	0
2007	12.727104	12.654456	-0.57%	0
2006	10.809032	12.727104	17.75%	0
2005	10.423208	10.809032	3.70%	0
2004	9.544098	10.423208	9.21%	0
2003	7.474825	9.544098	27.68%	0
2002	9.184896	7.474825	-18.62%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.024423	10.880660	-1.30%	0
2010	9.783995	11.024423	12.68%	0
2009	7.682716	9.783995	27.35%	0
2008	13.702053	7.682716	-43.93%	1,594
2007	13.800453	13.702053	-0.71%	1,594
2006	11.735352	13.800453	17.60%	1,594
2005	11.336551	11.735352	3.52%	1,594
2004	10.394330	11.336551	9.06%	1,704
2003	8.152710	10.394330	27.50%	1,704
2002	10.036504	8.152710	-18.77%	1,050
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.896452	8.860680	-0.40%	0
2010	7.913004	8.896452	12.43%	0
2009	6.346599	7.913004	24.68%	0
2008	11.117398	6.346599	-42.91%	0
2007	10.124646	11.117398	9.81%	0
2006	9.136671	10.124646	10.81%	0
2005	8.665518	9.136671	5.44%	0
2004	8.357021	8.665518	3.69%	0
2003	6.895757	8.357021	21.19%	0
2002	8.442315	6.895757	-18.32%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.054472	8.998907	-0.61%	0
2010	8.061648	9.054472	12.32%	0
2009	6.473206	8.061648	24.54%	0
2008	11.363202	6.473206	-43.03%	0
2007	10.361725	11.363202	9.67%	0
2006	9.363460	10.361725	10.66%	0
2005	8.891162	9.363460	5.31%	0
2004	8.593326	8.891162	3.47%	0
2003	7.099623	8.593326	21.04%	0
2002	8.707841	7.099623	-18.47%	0

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.325692	8.175204	-1.81%	0
2010	6.844546	8.325692	21.64%	0
2009	5.447351	6.844546	25.65%	0
2008	10.529463	5.447351	-48.27%	0
2007	8.465284	10.529463	24.38%	0
2006	8.088667	8.465284	4.66%	0
2005	7.806203	8.088667	3.62%	0
2004	7.709846	7.806203	1.25%	0
2003	5.921737	7.709846	30.20%	0
2002	8.652786	5.921737	-31.56%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.435931	6.308632	-1.98%	0
2010	5.299294	6.435931	21.45%	0
2009	4.223561	5.299294	25.47%	0
2008	8.175440	4.223561	-48.34%	0
2007	6.583673	8.175440	24.18%	0
2006	6.300181	6.583673	4.50%	0
2005	6.090001	6.300181	3.45%	0
2004	6.023056	6.090001	1.11%	0
2003	4.634577	6.023056	29.96%	0
2002	6.781416	4.634577	-31.66%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.892444	8.825857	-10.78%	0
2010	8.091331	9.892444	22.26%	0
2009	5.905920	8.091331	37.00%	0
2008	11.782176	5.905920	-49.87%	0
2007	10.226809	11.782176	15.21%	0
2006	9.619435	10.226809	6.31%	0
2005	9.085281	9.619435	5.88%	0
2004	8.406230	9.085281	8.08%	0
2003	6.570627	8.406230	27.94%	0
2002	9.097375	6.570627	-27.77%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.673191	8.610800	-10.98%	0
2010	7.912444	9.673191	22.25%	0
2009	5.791960	7.912444	36.61%	0
2008	11.561365	5.791960	-49.90%	0
2007	10.051764	11.561365	15.02%	0
2006	9.466276	10.051764	6.18%	0
2005	8.960375	9.466276	5.65%	0
2004	8.310687	8.960375	7.82%	51
2003	6.505670	8.310687	27.75%	51
2002	9.042161	6.505670	-28.05%	51

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.952852	11.161431	1.90%	0
2010	9.817019	10.952852	11.57%	0
2009	6.963750	9.817019	40.97%	0
2008	9.477805	6.963750	-26.53%	0
2007	9.417143	9.477805	0.64%	0
2006	8.638300	9.417143	9.02%	0
2005	8.592804	8.638300	0.53%	0
2004	8.005701	8.592804	7.33%	0
2003	6.430462	8.005701	24.50%	0
2002	6.329333	6.430462	1.60%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.772185	11.972116	1.70%	0
2010	10.562092	11.772185	11.46%	0
2009	7.508524	10.562092	40.67%	108
2008	10.229844	7.508524	-26.60%	108
2007	10.175708	10.229844	0.53%	108
2006	9.347010	10.175708	8.87%	108
2005	9.316951	9.347010	0.32%	108
2004	8.687054	9.316951	7.25%	108
2003	6.989672	8.687054	24.28%	108
2002	6.901005	6.989672	1.28%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.245972	11.428784	1.63%	0
2010	10.079451	11.245972	11.57%	0
2009	7.163721	10.079451	40.70%	0
2008	9.765537	7.163721	-26.64%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.287249	11.509870	1.97%	0
2010	10.127913	11.287249	11.45%	0
2009	7.176448	10.127913	41.13%	0
2008	9.756219	7.176448	-26.44%	0
2007*	10.000000	9.756219	-2.44%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.965539	8.970317	0.05%	0
2010	7.949439	8.965539	12.78%	0
2009	6.403733	7.949439	24.14%	0
2008	10.366912	6.403733	-38.23%	0
2007	10.028717	10.366912	3.37%	0
2006	8.837525	10.028717	13.48%	0
2005	8.597999	8.837525	2.79%	0
2004	7.927467	8.597999	8.46%	0
2003	6.296268	7.927467	25.91%	0
2002	8.259249	6.296268	-23.77%	0

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.437057	16.246974	5.25%	0
2010	14.604168	15.437057	5.70%	0
2009	12.870828	14.604168	13.47%	0
2008	13.567690	12.870828	-5.14%	0
2007	13.262432	13.567690	2.30%	0
2006	12.961744	13.262432	2.32%	0
2005	12.935296	12.961744	0.20%	0
2004	12.629824	12.935296	2.42%	0
2003	12.243816	12.629824	3.15%	0
2002	11.316762	12.243816	8.19%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	36.400678	31.866922	-12.46%	0
2010	28.844588	36.400678	26.20%	0
2009	21.010649	28.844588	37.29%	0
2008	35.425331	21.010649	-40.69%	0
2007	31.288100	35.425331	13.22%	0
2006	28.340477	31.288100	10.40%	0
2005	24.451123	28.340477	15.91%	0
2004	19.986111	24.451123	22.34%	0
2003	14.714450	19.986111	35.83%	0
2002	16.655494	14.714450	-11.65%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.649634	19.798438	-12.59%	139
2010	17.966371	22.649634	26.07%	139
2009	13.111508	17.966371	37.03%	139
2008	22.142782	13.111508	-40.79%	0
2007	19.581993	22.142782	13.08%	0
2006	17.766744	19.581993	10.22%	0
2005	15.352938	17.766744	15.72%	0
2004	12.561010	15.352938	22.23%	0
2003	9.266126	12.561010	35.56%	0
2002	10.503511	9.266126	-11.78%	0
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.196511	10.990752	-1.84%	0
2010	11.391501	11.196511	-1.71%	0
2009	11.534899	11.391501	-1.24%	0
2008	11.418504	11.534899	1.02%	0
2007	11.073225	11.418504	3.12%	0
2006	10.766283	11.073225	2.85%	0
2005	10.655515	10.766283	1.04%	0
2004	10.737862	10.655515	-0.77%	0
2003	10.843120	10.737862	-0.97%	0
2002	10.874594	10.843120	-0.29%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.409016	9.259501	-18.84%	0
2010	10.297761	11.409016	10.79%	0
2009	8.306509	10.297761	23.97%	0
2008	15.092331	8.306509	-44.96%	0
2007	13.134135	15.092331	14.91%	0
2006	11.356452	13.134135	15.65%	0
2005	9.734736	11.356452	16.66%	0
2004	8.748328	9.734736	11.28%	0
2003	6.230312	8.748328	40.42%	0
2002	7.977219	6.230312	-21.90%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.101218	7.376535	-18.95%	0
2010	8.226639	9.101218	10.63%	0
2009	6.647326	8.226639	23.76%	0
2008	12.098140	6.647326	-45.05%	0
2007	10.542253	12.098140	14.76%	0
2006	9.128879	10.542253	15.48%	0
2005	7.837725	9.128879	16.47%	0
2004	7.054365	7.837725	11.10%	135
2003	5.029815	7.054365	40.25%	135
2002	6.449271	5.029815	-22.01%	135
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.761543	10.337011	-19.00%	0
2010	11.535584	12.761543	10.63%	0
2009	9.322533	11.535584	23.74%	0
2008	16.962678	9.322533	-45.04%	0
2007	14.780294	16.962678	14.77%	0
2006	12.794338	14.780294	15.52%	0
2005	10.988531	12.794338	16.43%	0
2004*	10.000000	10.988531	9.89%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.902094	10.461871	-18.91%	0
2010	11.643626	12.902094	10.81%	0
2009	9.388237	11.643626	24.02%	0
2008	17.061709	9.388237	-44.97%	0
2007	14.845640	17.061709	14.93%	0
2006	12.836006	14.845640	15.66%	0
2005	11.007363	12.836006	16.61%	0
2004*	10.000000	11.007363	10.07%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.902396	10.417634	-4.45%	0
2010	9.444329	10.902396	15.44%	0
2009	6.766807	9.444329	39.57%	0
2008	12.907778	6.766807	-47.58%	0
2007	12.908605	12.907778	-0.01%	0
2006	11.491808	12.908605	12.33%	0
2005	11.047675	11.491808	4.02%	0
2004	10.144164	11.047675	8.91%	0
2003	7.716326	10.144164	31.46%	0
2002	9.343206	7.716326	-17.41%	0

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.742662	10.251444	-4.57%	0
2010	9.323100	10.742662	15.23%	0
2009	6.691203	9.323100	39.33%	0
2008	12.780701	6.691203	-47.65%	0
2007	12.798168	12.780701	-0.14%	0
2006	11.408231	12.798168	12.18%	0
2005	10.992801	11.408231	3.78%	0
2004	10.106896	10.992801	8.77%	49
2003	7.706846	10.106896	31.14%	49
2002	9.343217	7.706846	-17.51%	49
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.823046	13.248410	-10.62%	0
2010	11.954924	14.823046	23.99%	0
2009	7.746465	11.954924	54.33%	0
2008	16.182503	7.746465	-52.13%	0
2007	15.630838	16.182503	3.53%	0
2006	13.718739	15.630838	13.94%	0
2005	13.642263	13.718739	0.56%	0
2004	12.206182	13.642263	11.77%	0
2003	7.889291	12.206182	54.72%	0
2002*	10.000000	7.889291	-21.11%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.829884	12.335080	-10.81%	109
2010	11.164238	13.829884	23.88%	109
2009	7.245375	11.164238	54.09%	109
2008	15.169935	7.245375	-52.24%	0
2007	14.674799	15.169935	3.37%	0
2006	12.900659	14.674799	13.75%	0
2005	12.844759	12.900659	0.44%	0
2004	11.507595	12.844759	11.62%	0
2003	7.457961	11.507595	54.30%	0
2002*	10.000000	7.457961	-25.42%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.027216	13.577619	4.23%	0
2010	10.985683	13.027216	18.58%	0
2009	9.521448	10.985683	15.38%	0
2008	13.292493	9.521448	-28.37%	0
2007	13.893737	13.292493	-4.33%	0
2006	12.066282	13.893737	15.15%	0
2005	11.868487	12.066282	1.67%	0
2004	10.880441	11.868487	9.08%	0
2003	8.885848	10.880441	22.45%	0
2002*	10.000000	8.885848	-11.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.069547	8.755911	-3.46%	0
2010	8.389555	9.069547	8.11%	0
2009	6.569115	8.389555	27.71%	0
2008*	10.000000	6.569115	-34.31%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.444853	12.684202	-12.19%	0
2010	13.555890	14.444853	6.56%	0
2009	10.066474	13.555890	34.66%	0
2008	17.178982	10.066474	-41.40%	0
2007	15.133134	17.178982	13.52%	0
2006	12.681594	15.133134	19.33%	0
2005	11.706634	12.681594	8.33%	0
2004	10.043815	11.706634	16.56%	0
2003	7.727801	10.043815	29.97%	0
2002*	10.000000	7.727801	-22.72%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.568803	10.356580	-2.01%	0
2010	9.838728	10.568803	7.42%	0
2009	7.821179	9.838728	25.80%	0
2008	11.418828	7.821179	-31.51%	0
2007	10.772762	11.418828	6.00%	0
2006*	10.000000	10.772762	7.73%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.446697	10.213326	-2.23%	0
2010	9.752352	10.446697	7.12%	0
2009	7.771618	9.752352	25.49%	0
2008	11.375696	7.771618	-31.68%	0
2007	10.755751	11.375696	5.76%	0
2006*	10.000000	10.755751	7.56%	0
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.889275	16.314518	-8.80%	0
2010	16.201985	17.889275	10.41%	0
2009	12.248090	16.201985	32.28%	0
2008	21.011539	12.248090	-41.71%	0
2007	18.726225	21.011539	12.20%	0
2006	14.933817	18.726225	25.39%	0
2005	12.939296	14.933817	15.41%	0
2004	10.667772	12.939296	21.29%	0
2003	8.460282	10.667772	26.09%	0
2002*	10.000000	8.460282	-15.40%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.742214	13.533309	-8.20%	0
2010	13.175758	14.742214	11.89%	0
2009	10.319903	13.175758	27.67%	0
2008	14.724929	10.319903	-29.92%	0
2007	13.710160	14.724929	7.40%	0
2006	12.569036	13.710160	9.08%	0
2005	11.911093	12.569036	5.52%	0
2004	10.673118	11.911093	11.60%	0
2003	8.549880	10.673118	24.83%	0
2002*	10.000000	8.549880	-14.50%	0

Invesco - Invesco Van Kampen V.I. American Franchise Fund: w - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.446613	9.588711	-8.21%	0
2010	8.910766	10.446613	17.24%	0
2009	5.486462	8.910766	62.41%	0
2008	10.996965	5.486462	-50.11%	0
2007	9.616335	10.996965	14.36%	0
2006	9.556244	9.616335	0.63%	0
2005	9.054153	9.556244	5.55%	0
2004	8.648105	9.054153	4.70%	0
2003	6.942881	8.648105	24.56%	0
2002*	10.000000	6.942881	-30.57%	0
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.803976	11.330245	-4.01%	0
2010	10.405352	11.803976	13.44%	2,400
2009	8.264543	10.405352	25.90%	2,400
2008	13.129964	8.264543	-37.06%	2,400
2007	13.711793	13.129964	-4.24%	2,400
2006	12.050257	13.711793	13.79%	2,400
2005	11.804081	12.050257	2.09%	2,400
2004	10.252067	11.804081	15.14%	2,400
2003	7.995603	10.252067	28.22%	2,400
2002*	10.000000	7.995603	-20.04%	1,363
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.583734	11.449652	-9.01%	0
2010	11.809328	12.583734	6.56%	0
2009*	10.000000	11.809328	18.09%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.371221	10.207031	-1.58%	0
2010	9.431291	10.371221	9.97%	0
2009	6.915263	9.431291	36.38%	0
2008	11.191774	6.915263	-38.21%	1,130
2007	10.281982	11.191774	8.85%	1,130
2006	9.772115	10.281982	5.22%	1,130
2005	9.561750	9.772115	2.20%	1,130
2004	8.947926	9.561750	6.86%	1,130
2003	7.443222	8.947926	20.22%	1,130
2002*	10.000000	7.443222	-25.57%	654
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.570745	7.885843	-7.99%	549
2010	6.765285	8.570745	26.69%	3,507
2009	4.884818	6.765285	38.50%	3,573
2008	10.292572	4.884818	-52.54%	4,330
2007	9.586740	10.292572	7.36%	4,393
2006	9.557391	9.586740	0.31%	4,446
2005	9.476147	9.557391	0.86%	4,501
2004	8.449634	9.476147	12.15%	4,501
2003	6.308179	8.449634	33.95%	3,895
2002*	10.000000	6.308179	-36.92%	2,261

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.109771	12.383210	-12.24%	0
2010	10.585589	14.109771	33.29%	0
2009	6.626547	10.585589	59.75%	0
2008	11.174926	6.626547	-40.70%	0
2007	11.147524	11.174926	0.25%	0
2006	10.066967	11.147524	10.73%	0
2005	9.774784	10.066967	2.99%	0
2004	9.386360	9.774784	4.14%	0
2003	7.174366	9.386360	30.83%	0
2002*	10.000000	7.174366	-28.26%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.156277	12.840072	-2.40%	1,369
2010	12.064555	13.156277	9.05%	1,517
2009	10.048480	12.064555	20.06%	1,970
2008	15.237959	10.048480	-34.06%	2,170
2007	14.445689	15.237959	5.48%	2,327
2006	12.225235	14.445689	18.16%	2,461
2005	11.710345	12.225235	4.40%	2,598
2004	10.401168	11.710345	12.59%	2,438
2003	8.506274	10.401168	22.28%	775
2002*	10.000000	8.506274	-14.94%	279
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.702750	10.307925	-3.69%	0
2010*	10.000000	10.702750	7.03%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.743741	13.541825	-1.47%	0
2010	12.387724	13.743741	10.95%	0
2009*	10.000000	12.387724	23.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.922759	9.820076	-1.03%	0
2010	9.034298	9.922759	9.83%	0
2009	7.465869	9.034298	21.01%	0
2008	10.843154	7.465869	-31.15%	0
2007	10.420045	10.843154	4.06%	0
2006*	10.000000	10.420045	4.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.606108	10.995134	3.67%	0
2010	10.205658	10.606108	3.92%	0
2009	9.280979	10.205658	9.96%	0
2008	10.502388	9.280979	-11.63%	0
2007	10.402195	10.502388	0.96%	0
2006*	10.000000	10.402195	4.02%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.938302	9.726901	-11.07%	0
2010	10.023020	10.938302	9.13%	0
2009	7.218983	10.023020	38.84%	0
2008	11.998783	7.218983	-39.84%	0
2007	10.701461	11.998783	12.12%	0
2006*	10.000000	10.701461	7.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.680230	9.046835	-6.54%	0
2010	8.352911	9.680230	15.89%	0
2009	6.138425	8.352911	36.08%	0
2008	11.222723	6.138425	-45.30%	0
2007	10.229939	11.222723	9.70%	0
2006*	10.000000	10.229939	2.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.266547	7.924459	-4.14%	0
2010	7.597040	8.266547	8.81%	0
2009	5.928601	7.597040	28.14%	0
2008	9.762924	5.928601	-39.27%	0
2007*	10.000000	9.762924	-2.37%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.786356	13.014944	1.79%	0
2010	11.523960	12.786356	10.95%	0
2009	8.045559	11.523960	43.23%	0
2008	11.412324	8.045559	-29.50%	0
2007	11.283062	11.412324	1.15%	0
2006	10.404099	11.283062	8.45%	0
2005*	10.000000	10.404099	4.04%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.631396	7.476887	-13.38%	0
2010	7.629139	8.631396	13.14%	0
2009	5.086752	7.629139	49.98%	0
2008*	10.000000	5.086752	-49.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.528955	9.046395	-5.06%	0
2010	7.863928	9.528955	21.17%	0
2009	6.097509	7.863928	28.97%	0
2008*	10.000000	6.097509	-39.02%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.505383	9.016009	-5.15%	0
2010	7.845689	9.505383	21.15%	0
2009	6.095623	7.845689	28.71%	0
2008*	10.000000	6.095623	-39.04%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.037008	8.295902	-8.20%	0
2010	8.017520	9.037008	12.72%	0
2009	6.329119	8.017520	26.68%	0
2008*	10.000000	6.329119	-36.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.027838	9.700454	-3.26%	0
2010	9.263244	10.027838	8.25%	0
2009	7.884632	9.263244	17.48%	0
2008*	10.000000	7.884632	-21.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.613325	9.101244	-5.33%	0
2010	8.723627	9.613325	10.20%	0
2009	7.165610	8.723627	21.74%	0
2008*	10.000000	7.165610	-28.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.478811	10.419919	-0.56%	0
2010	10.006663	10.478811	4.72%	0
2009	9.029915	10.006663	10.82%	0
2008*	10.000000	9.029915	-9.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.821305	9.405547	-4.23%	0
2010	8.993867	9.821305	9.20%	0
2009	7.521865	8.993867	19.57%	0
2008*	10.000000	7.521865	-24.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.382225	8.769858	-6.53%	0
2010	8.444619	9.382225	11.10%	0
2009	6.804125	8.444619	24.11%	0
2008*	10.000000	6.804125	-31.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.192952	9.967594	-2.21%	0
2010	9.534297	10.192952	6.91%	0
2009	8.262967	9.534297	15.39%	0
2008*	10.000000	8.262967	-17.37%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.989796	11.486754	4.52%	0
2010	10.469538	10.989796	4.97%	0
2009	9.815492	10.469538	6.66%	0
2008*	10.000000	9.815492	-1.85%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.917498	11.373008	4.17%	0
2010	10.427791	10.917498	4.70%	0
2009	9.793750	10.427791	6.47%	0
2008*	10.000000	9.793750	-2.06%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.859763	12.332403	3.99%	0
2010	11.187800	11.859763	6.01%	0
2009	9.799538	11.187800	14.17%	0
2008*	10.000000	9.799538	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.256828	21.445630	-24.10%	0
2010	24.862050	28.256828	13.65%	0
2009	15.547606	24.862050	59.91%	0
2008	37.693420	15.547606	-58.75%	0
2007	26.479959	37.693420	42.35%	0
2006	19.810715	26.479959	33.66%	0
2005	15.267311	19.810715	29.76%	0
2004	12.928636	15.267311	18.09%	0
2003	8.007358	12.928636	61.46%	0
2002*	10.000000	8.007358	-19.93%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.794414	16.542088	-24.10%	0
2010	19.180025	21.794414	13.63%	0
2009	11.994322	19.180025	59.91%	0
2008	29.033083	11.994322	-58.69%	0
2007	20.359741	29.033083	42.60%	0
2006	15.205039	20.359741	33.90%	0
2005	11.703984	15.205039	29.91%	0
2004*	10.000000	11.703984	17.04%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.854551	13.519076	5.17%	0
2010	12.511882	12.854551	2.74%	0
2009	12.426609	12.511882	0.69%	0
2008	11.765456	12.426609	5.62%	0
2007	11.199019	11.765456	5.06%	0
2006	11.051850	11.199019	1.33%	0
2005	10.914818	11.051850	1.26%	0
2004	10.780215	10.914818	1.25%	0
2003	10.779019	10.780215	0.01%	0
2002*	10.000000	10.779019	7.79%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.644830	6.746396	-11.75%	0
2010	6.899575	7.644830	10.80%	0
2009	5.435866	6.899575	26.93%	0
2008*	10.000000	5.435866	-45.64%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.038758	12.282356	-5.80%	0
2010	11.600809	13.038758	12.40%	0
2009	9.301113	11.600809	24.72%	0
2008	15.020492	9.301113	-38.08%	0
2007	14.459330	15.020492	3.88%	0
2006	12.617681	14.459330	14.60%	0
2005	11.922253	12.617681	5.83%	0
2004	10.663592	11.922253	11.80%	0
2003	8.247242	10.663592	29.30%	0
2002*	10.000000	8.247242	-17.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.369869	12.236480	-1.08%	0
2010	11.488255	12.369869	7.67%	0
2009*	10.000000	11.488255	14.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.231289	12.852412	-2.86%	0
2010	12.045182	13.231289	9.85%	0
2009*	10.000000	12.045182	20.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.944123	12.055021	0.93%	0
2010	11.503739	11.944123	3.83%	0
2009	10.755427	11.503739	6.96%	0
2008	11.672364	10.755427	-7.86%	0
2007	11.297807	11.672364	3.32%	0
2006	10.852886	11.297807	4.10%	0
2005	10.713837	10.852886	1.30%	0
2004	10.441136	10.713837	2.61%	0
2003	9.868496	10.441136	5.80%	0
2002*	10.000000	9.868496	-1.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.732366	12.479564	-1.99%	2,149
2010	11.707712	12.732366	8.75%	2,381
2009	10.022655	11.707712	16.81%	2,638
2008	13.309382	10.022655	-24.69%	3,364
2007	12.848368	13.309382	3.59%	3,755
2006	11.767231	12.848368	9.19%	3,966
2005	11.391767	11.767231	3.30%	4,181
2004	10.606821	11.391767	7.40%	4,181
2003	9.010832	10.606821	17.71%	1,693
2002*	10.000000	9.010832	-9.89%	951

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.047052	12.521078	-4.03%	474
2010	11.792835	13.047052	10.64%	526
2009	9.668879	11.792835	21.97%	582
2008	14.373428	9.668879	-32.73%	652
2007	13.811402	14.373428	4.07%	706
2006	12.297200	13.811402	12.31%	753
2005	11.712714	12.297200	4.99%	800
2004	10.656870	11.712714	9.91%	638
2003	8.582041	10.656870	24.18%	0
2002*	10.000000	8.582041	-14.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.506227	12.515829	0.08%	0
2010	11.753828	12.506227	6.40%	0
2009	10.463884	11.753828	12.33%	0
2008	12.561928	10.463884	-16.70%	191
2007	12.103899	12.561928	3.78%	191
2006	11.385005	12.103899	6.31%	191
2005	11.112297	11.385005	2.45%	191
2004	10.576137	11.112297	5.07%	0
2003	9.486812	10.576137	11.48%	0
2002*	10.000000	9.486812	-5.13%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.750496	13.181732	-4.14%	0
2010	12.889540	13.750496	6.68%	0
2009*	10.000000	12.889540	28.90%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.691636	13.090219	-4.39%	2,807
2010	12.867835	13.691636	6.40%	8,607
2009*	10.000000	12.867835	28.68%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.977707	15.268118	-4.44%	0
2010	12.911993	15.977707	23.74%	0
2009	9.629430	12.911993	34.09%	0
2008	15.457717	9.629430	-37.70%	0
2007	14.658684	15.457717	5.45%	0
2006	13.604067	14.658684	7.75%	0
2005	12.376368	13.604067	9.92%	0
2004	10.906626	12.376368	13.48%	0
2003	8.260796	10.906626	32.03%	0
2002*	10.000000	8.260796	-17.39%	0

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.954238	14.270451	-4.57%	0
2010	12.117175	14.954238	23.41%	0
2009	9.053532	12.117175	33.84%	0
2008	14.567921	9.053532	-37.85%	0
2007	13.839053	14.567921	5.27%	0
2006	12.860593	13.839053	7.61%	0
2005	11.721015	12.860593	9.72%	0
2004	10.349457	11.721015	13.25%	0
2003	7.859418	10.349457	31.68%	0
2002*	10.000000	7.859418	-21.41%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.879590	9.687472	-1.94%	0
2010	10.076057	9.879590	-1.95%	0
2009	10.272138	10.076057	-1.91%	0
2008	10.265605	10.272138	0.06%	0
2007	9.992006	10.265605	2.74%	0
2006	9.748540	9.992006	2.50%	0
2005	9.683519	9.748540	0.67%	0
2004	9.796615	9.683519	-1.15%	0
2003	9.929328	9.796615	-1.34%	0
2002*	10.000000	9.929328	-0.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.000995	7.976413	-11.38%	0
2010	8.066282	9.000995	11.59%	0
2009	6.044248	8.066282	33.45%	0
2008*	10.000000	6.044248	-39.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.666557	8.773458	-17.75%	0
2010	10.251883	10.666557	4.04%	0
2009	8.052952	10.251883	27.31%	0
2008	15.304599	8.052952	-47.38%	0
2007	15.166113	15.304599	0.91%	0
2006	12.600628	15.166113	20.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.483392	8.593441	-18.03%	0
2010	10.100781	10.483392	3.79%	0
2009	7.955492	10.100781	26.97%	0
2008	15.152857	7.955492	-47.50%	0
2007	15.049828	15.152857	0.68%	0
2006	12.538773	15.049828	20.03%	0
2005	11.437668	12.538773	9.63%	0
2004*	10.000000	11.437668	14.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.005380	8.544698	-5.12%	0
2010	7.961577	9.005380	13.11%	0
2009	6.277357	7.961577	26.83%	0
2008*	10.000000	6.277357	-37.23%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.653032	7.967675	-7.92%	0
2010	7.827338	8.653032	10.55%	0
2009	6.265525	7.827338	24.93%	337
2008*	10.000000	6.265525	-37.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.533309	8.931698	-6.31%	0
2010	7.687878	9.533309	24.00%	0
2009	6.188086	7.687878	24.24%	0
2008*	10.000000	6.188086	-38.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.008039	9.585454	-4.22%	0
2010	8.531911	10.008039	17.30%	0
2009	6.669444	8.531911	27.93%	0
2008*	10.000000	6.669444	-33.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.524983	9.259173	-2.79%	0
2010	7.764903	9.524983	22.67%	0
2009	6.226550	7.764903	24.71%	0
2008	11.878504	6.226550	-47.58%	0
2007	11.064825	11.878504	7.35%	0
2006	10.957211	11.064825	0.98%	0
2005	10.372113	10.957211	5.64%	0
2004	9.347444	10.372113	10.96%	0
2003	7.111026	9.347444	31.45%	0
2002*	10.000000	7.111026	-28.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.646516	13.633240	-6.92%	0
2010	11.798559	14.646516	24.14%	0
2009	9.533900	11.798559	23.75%	0
2008	14.331915	9.533900	-33.48%	0
2007	15.701103	14.331915	-8.72%	0
2006	13.651623	15.701103	15.01%	0
2005	13.507240	13.651623	1.07%	0
2004	11.744214	13.507240	15.01%	0
2003	7.635978	11.744214	53.80%	0
2002*	10.000000	7.635978	-23.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.329193	12.357018	-7.29%	0
2010	10.748442	13.329193	24.01%	0
2009	8.709840	10.748442	23.41%	0
2008	13.121761	8.709840	-33.62%	0
2007	14.427202	13.121761	-9.05%	0
2006	12.565096	14.427202	14.82%	0
2005	12.467490	12.565096	0.78%	0
2004	10.868165	12.467490	14.72%	0
2003	7.084817	10.868165	53.40%	0
2002*	10.000000	7.084817	-29.15%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.740311	14.575970	-7.40%	0
2010	12.809696	15.740311	22.88%	0
2009	9.698787	12.809696	32.08%	0
2008	16.003770	9.698787	-39.40%	0
2007	15.983061	16.003770	0.13%	0
2006	14.548638	15.983061	9.86%	0
2005	13.209961	14.548638	10.13%	0
2004	11.319366	13.209961	16.70%	0
2003	8.186587	11.319366	38.27%	0
2002*	10.000000	8.186587	-18.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.785636	14.580160	-7.64%	411
2010	12.881541	15.785636	22.54%	456
2009	9.772938	12.881541	31.81%	505
2008	16.169417	9.772938	-39.56%	1,592
2007	16.186148	16.169417	-0.10%	1,640
2006	14.771255	16.186148	9.58%	1,680
2005	13.449343	14.771255	9.83%	1,721
2004	11.547626	13.449343	16.47%	1,721
2003	8.375519	11.547626	37.87%	1,273
2002*	10.000000	8.375519	-16.24%	743
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.791678	8.653182	-1.58%	0
2010	7.919209	8.791678	11.02%	0
2009	6.432733	7.919209	23.11%	0
2008	11.236672	6.432733	-42.75%	0
2007	10.622866	11.236672	5.78%	0
2006*	10.000000	10.622866	6.23%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.055986	9.424859	4.07%	0
2010	7.114320	9.055986	27.29%	0
2009	5.559464	7.114320	27.97%	0
2008*	10.000000	5.559464	-44.41%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.349954	10.280398	-0.67%	0
2010	10.306389	10.349954	0.42%	0
2009	9.813634	10.306389	5.02%	0
2008*	10.000000	9.813634	-1.86%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.414082	11.518399	-14.13%	0
2010	12.864296	13.414082	4.27%	0
2009*	10.000000	12.864296	28.64%	0

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.763569	12.129639	-4.97%	0
2010	10.595557	12.763569	20.46%	0
2009	8.222313	10.595557	28.86%	0
2008	13.848384	8.222313	-40.63%	0
2007	13.125973	13.848384	5.50%	0
2006	11.773048	13.125973	11.49%	0
2005	11.236012	11.773048	4.78%	0
2004*	10.000000	11.236012	12.36%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.177814	12.752287	-10.05%	0
2010	12.467849	14.177814	13.71%	0
2009	9.102427	12.467849	36.97%	0
2008	15.523255	9.102427	-41.36%	0
2007	14.890009	15.523255	4.25%	0
2006	12.902936	14.890009	15.40%	0
2005	11.508673	12.902936	12.11%	0
2004*	10.000000	11.508673	15.09%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.944595	12.511895	-10.27%	500
2010	12.295262	13.944595	13.41%	554
2009	8.996820	12.295262	36.66%	614
2008	15.382422	8.996820	-41.51%	687
2007	14.793739	15.382422	3.98%	744
2006	12.851121	14.793739	15.12%	793
2005	11.491649	12.851121	11.83%	843
2004*	10.000000	11.491649	14.92%	674
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.899068	14.297122	-10.08%	0
2010	13.982650	15.899068	13.71%	0
2009	10.202873	13.982650	37.05%	0
2008	17.398306	10.202873	-41.36%	0
2007	16.691471	17.398306	4.23%	0
2006	14.463564	16.691471	15.40%	0
2005	12.904016	14.463564	12.09%	0
2004	11.044123	12.904016	16.84%	0
2003	7.875417	11.044123	40.24%	0
2002*	10.000000	7.875417	-21.25%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.533532	13.932342	-10.31%	435
2010	13.692107	15.533532	13.45%	3,603
2009	10.020793	13.692107	36.64%	3,655
2008	17.128597	10.020793	-41.50%	5,356
2007	16.469580	17.128597	4.00%	5,406
2006	14.311220	16.469580	15.08%	5,448
2005	12.795846	14.311220	11.84%	5,492
2004	10.977804	12.795846	16.56%	5,492
2003	7.836909	10.977804	40.08%	5,020
2002*	10.000000	7.836909	-21.63%	2,851

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.838389	15.631141	-1.31%	0
2010	14.074161	15.838389	12.54%	0
2009	12.122470	14.074161	16.10%	0
2008	14.457872	12.122470	-16.15%	0
2007	13.461116	14.457872	7.40%	0
2006	12.802032	13.461116	5.15%	0
2005	12.740101	12.802032	0.49%	0
2004	11.982828	12.740101	6.32%	0
2003	10.431178	11.982828	14.88%	0
2002*	10.000000	10.431178	4.31%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.757700	2.653229	-3.79%	0
2010	2.452396	2.757700	12.45%	0
2009	1.973259	2.452396	24.28%	0
2008	9.534642	1.973259	-79.30%	0
2007*	10.000000	9.534642	-4.65%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.793822	3.633064	-4.24%	0
2010	3.370023	3.793822	12.58%	0
2009	2.742668	3.370023	22.87%	0
2008	13.116214	2.742668	-79.09%	0
2007	13.392110	13.116214	-2.06%	0
2006	12.481526	13.392110	7.30%	0
2005	12.441231	12.481526	0.32%	0
2004	11.644506	12.441231	6.84%	0
2003	9.580614	11.644506	21.54%	0
2002*	10.000000	9.580614	-4.19%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.991000	10.743211	-2.25%	0
2010	9.677832	10.991000	13.57%	0
2009	7.711532	9.677832	25.50%	0
2008	12.815154	7.711532	-39.82%	0
2007	12.550385	12.815154	2.11%	0
2006	11.153226	12.550385	12.53%	0
2005	10.756853	11.153226	3.68%	0
2004	10.051494	10.756853	7.02%	0
2003	8.107742	10.051494	23.97%	0
2002*	10.000000	8.107742	-18.92%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.095802	15.433360	-4.12%	0
2010	13.302104	16.095802	21.00%	0
2009	9.888602	13.302104	34.52%	0
2008	16.222625	9.888602	-39.04%	0
2007	16.749718	16.222625	-3.15%	0
2006	14.854127	16.749718	12.76%	0
2005	13.781376	14.854127	7.78%	0
2004	11.769655	13.781376	17.09%	0
2003	8.314758	11.769655	41.55%	0
2002*	10.000000	8.314758	-16.85%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.462403	9.057147	-4.28%	0
2010	7.842295	9.462403	20.66%	0
2009	5.843174	7.842295	34.21%	0
2008	9.612896	5.843174	-39.22%	0
2007	9.943569	9.612896	-3.33%	0
2006*	10.000000	9.943569	-0.56%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.606488	12.338602	6.31%	0
2010	10.822960	11.606488	7.24%	0
2009*	10.000000	10.822960	8.23%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.243820	11.136275	-0.96%	0
2010	10.902078	11.243820	3.13%	0
2009*	10.000000	10.902078	9.02%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.382977	11.578406	-6.50%	0
2010	11.041531	12.382977	12.15%	0
2009	8.674948	11.041531	27.28%	0
2008	14.432931	8.674948	-39.89%	0
2007	15.667777	14.432931	-7.88%	0
2006	13.785121	15.667777	13.66%	0
2005	13.359972	13.785121	3.18%	0
2004	12.262996	13.359972	8.95%	0
2003*	10.000000	12.262996	22.63%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.311158	10.027161	-18.55%	0
2010	11.411666	12.311158	7.88%	0
2009	9.338305	11.411666	22.20%	0
2008	16.993108	9.338305	-45.05%	0
2007	15.994660	16.993108	6.24%	0
2006	12.771581	15.994660	25.24%	0
2005	11.608830	12.771581	10.02%	0
2004	10.189417	11.608830	13.93%	0
2003	8.085334	10.189417	26.02%	0
2002*	10.000000	8.085334	-19.15%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.708046	12.805925	-6.58%	0
2010	11.097008	13.708046	23.53%	0
2009	8.604530	11.097008	28.97%	0
2008	14.472706	8.604530	-40.55%	0
2007	16.913578	14.472706	-14.43%	0
2006	14.705660	16.913578	15.01%	0
2005	14.011925	14.705660	4.95%	0
2004	11.322354	14.011925	23.75%	0
2003	7.716311	11.322354	46.73%	0
2002*	10.000000	7.716311	-22.84%	0

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.430819	10.818728	-19.45%	0
2010	11.339332	13.430819	18.44%	0
2009	7.056135	11.339332	60.70%	0
2008	11.429179	7.056135	-38.26%	0
2007	11.047853	11.429179	3.45%	0
2006	10.686126	11.047853	3.39%	0
2005	10.311036	10.686126	3.64%	0
2004	10.012189	10.311036	2.98%	0
2003	8.174850	10.012189	22.48%	0
2002*	10.000000	8.174850	-18.25%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.836056	11.199459	3.35%	0
2010	10.342210	10.836056	4.78%	0
2009	9.643273	10.342210	7.25%	0
2008	10.983472	9.643273	-12.20%	0
2007	10.647467	10.983472	3.16%	0
2006	10.485262	10.647467	1.55%	0
2005	10.288472	10.485262	1.91%	0
2004	10.082409	10.288472	2.04%	0
2003*	10.000000	10.082409	0.82%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.195915	15.150696	-6.45%	0
2010	13.029408	16.195915	24.30%	0
2009*	10.000000	13.029408	30.29%	0
Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.825725	10.957038	-7.35%	0
2010	10.909562	11.825725	8.40%	0
2009	8.857147	10.909562	23.17%	0
2008	12.736801	8.857147	-31.73%	0
2007	12.154010	12.736801	4.80%	0
2006	11.225369	12.154010	8.27%	0
2005	11.008085	11.225369	1.97%	0
2004	10.597687	11.008085	3.87%	0
2003	9.215219	10.597687	15.00%	0
2002*	10.000000	9.215219	-7.85%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.321484	10.729530	3.95%	0
2010	9.336965	10.321484	10.54%	0
2009	7.916585	9.336965	17.94%	0
2008	13.621800	7.916585	-41.88%	0
2007	13.256989	13.621800	2.75%	0
2006	11.562898	13.256989	14.65%	0
2005	11.279764	11.562898	2.51%	0
2004	10.348615	11.279764	9.00%	0
2003	7.988548	10.348615	29.54%	0
2002*	10.000000	7.988548	-20.11%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.554942	12.280952	-21.05%	0
2010	15.217854	15.554942	2.22%	0
2009	11.557502	15.217854	31.67%	0
2008	25.245558	11.557502	-54.22%	0
2007	24.401470	25.245558	3.46%	0
2006	18.426633	24.401470	32.43%	0
2005	16.135819	18.426633	14.20%	0
2004	13.183532	16.135819	22.39%	0
2003	9.345119	13.183532	41.07%	10,042
2002*	10.000000	9.345119	-6.55%	1,892
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.848962	9.290095	-5.67%	0
2010	9.150224	9.848962	7.64%	0
2009	6.810016	9.150224	34.36%	0
2008	11.547689	6.810016	-41.03%	0
2007	10.372496	11.547689	11.33%	0
2006	10.651926	10.372496	-2.62%	0
2005	9.463900	10.651926	12.55%	0
2004	8.913212	9.463900	6.18%	0
2003	7.372291	8.913212	20.90%	0
2002*	10.000000	7.372291	-26.28%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.407007	16.484104	-10.45%	0
2010	14.837175	18.407007	24.06%	0
2009	10.612804	14.837175	39.80%	0
2008	16.855117	10.612804	-37.04%	0
2007	16.942212	16.855117	-0.51%	0
2006	15.137238	16.942212	11.92%	0
2005	14.484686	15.137238	4.51%	0
2004	12.412584	14.484686	16.69%	0
2003	8.989561	12.412584	38.08%	124
2002*	10.000000	8.989561	-10.10%	129
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.923966	12.204946	-5.56%	0
2010	12.014804	12.923966	7.57%	0
2009*	10.000000	12.014804	20.15%	0

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.444574	15.221473	-1.44%	0
2010	12.524709	15.444574	23.31%	0
2009	10.222129	12.524709	22.53%	0
2008	15.098743	10.222129	-32.30%	0
2007	15.510213	15.098743	-2.65%	0
2006	13.832476	15.510213	12.13%	0
2005	13.161866	13.832476	5.10%	0
2004	11.018902	13.161866	19.45%	0
2003	8.160456	11.018902	35.03%	0
2002*	10.000000	8.160456	-18.40%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.069277	10.946117	-1.11%	0
2010	9.837500	11.069277	12.52%	0
2009	7.504907	9.837500	31.08%	0
2008	11.678725	7.504907	-35.74%	0
2007	11.057487	11.678725	5.62%	0
2006	10.331918	11.057487	7.02%	0
2005	10.174301	10.331918	1.55%	0
2004	9.774836	10.174301	4.09%	0
2003	7.915753	9.774836	23.49%	0
2002*	10.000000	7.915753	-20.84%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.818090	11.799690	-0.16%	0
2010	10.500926	11.818090	12.54%	0
2009	8.481654	10.500926	23.81%	0
2008	13.769229	8.481654	-38.40%	0
2007	13.350181	13.769229	3.14%	0
2006	11.793998	13.350181	13.19%	0
2005	11.494691	11.793998	2.60%	0
2004	10.601192	11.494691	8.43%	0
2003	8.427092	10.601192	25.80%	0
2002*	10.000000	8.427092	-15.73%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.221617	13.167686	-0.41%	0
2010	11.778954	13.221617	12.25%	0
2009	9.535766	11.778954	23.52%	0
2008	15.524620	9.535766	-38.58%	0
2007	15.089981	15.524620	2.88%	0
2006	13.364792	15.089981	12.91%	0
2005	13.057804	13.364792	2.35%	0
2004	12.074254	13.057804	8.15%	0
2003*	10.000000	12.074254	20.74%	0

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.637859	9.851203	-7.39%	0
2010	9.605355	10.637859	10.75%	0
2009	8.653453	9.605355	11.00%	0
2008	12.555064	8.653453	-31.08%	0
2007	11.685971	12.555064	7.44%	0
2006	10.298470	11.685971	13.47%	0
2005	10.332866	10.298470	-0.33%	0
2004	9.843836	10.332866	4.97%	0
2003	8.108473	9.843836	21.40%	0
2002*	10.000000	8.108473	-18.92%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.942265	17.421606	2.83%	0
2010	15.114047	16.942265	12.10%	0
2009	10.114510	15.114047	49.43%	0
2008	13.965371	10.114510	-27.57%	0
2007	13.811960	13.965371	1.11%	0
2006	12.746084	13.811960	8.36%	0
2005	12.716645	12.746084	0.23%	0
2004	11.779309	12.716645	7.96%	0
2003	9.868842	11.779309	19.36%	0
2002*	10.000000	9.868842	-1.31%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.099330	13.129788	0.23%	0
2010	12.318949	13.099330	6.33%	0
2009	10.437376	12.318949	18.03%	0
2008	11.487594	10.437376	-9.14%	0
2007	11.124399	11.487594	3.26%	0
2006	10.898073	11.124399	2.08%	0
2005	10.977446	10.898073	-0.72%	0
2004	10.810151	10.977446	1.55%	0
2003	10.541063	10.810151	2.55%	0
2002*	10.000000	10.541063	5.41%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.961430	12.955745	-0.04%	0
2010	12.214305	12.961430	6.12%	0
2009	10.372772	12.214305	17.75%	0
2008	11.449209	10.372772	-9.40%	0
2007	11.112904	11.449209	3.03%	0
2006	10.911377	11.112904	1.85%	0
2005	11.024638	10.911377	-1.03%	0
2004	10.888164	11.024638	1.25%	0
2003	10.638091	10.888164	2.35%	0
2002*	10.000000	10.638091	6.38%	0

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.818778	11.271524	-4.63%	0
2010	10.565696	11.818778	11.86%	0
2009	8.361428	10.565696	26.36%	0
2008	11.986965	8.361428	-30.25%	0
2007	10.604269	11.986965	13.04%	0
2006	10.090041	10.604269	5.10%	0
2005	9.906253	10.090041	1.86%	0
2004	9.594248	9.906253	3.25%	0
2003	8.303143	9.594248	15.55%	0
2002	9.295584	8.303143	-10.68%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.063862	10.537713	-4.76%	0
2010	9.906280	11.063862	11.69%	0
2009	7.850505	9.906280	26.19%	0
2008	11.268125	7.850505	-30.33%	0
2007	9.984254	11.268125	12.86%	0
2006	9.508915	9.984254	5.00%	0
2005	9.348969	9.508915	1.71%	0
2004	9.070126	9.348969	3.07%	0
2003	7.865778	9.070126	15.31%	0
2002	8.823009	7.865778	-10.85%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.019366	9.204218	-8.14%	0
2010	8.800144	10.019366	13.85%	0
2009	6.762379	8.800144	30.13%	0
2008	10.761674	6.762379	-37.16%	0
2007	9.238698	10.761674	16.48%	0
2006	8.822487	9.238698	4.72%	0
2005	8.673197	8.822487	1.72%	0
2004	8.360803	8.673197	3.74%	0
2003	6.927674	8.360803	20.69%	0
2002	8.369884	6.927674	-17.23%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.220576	8.452748	-8.33%	0
2010	8.109195	9.220576	13.71%	0
2009	6.249269	8.109195	29.76%	0
2008	9.955054	6.249269	-37.23%	0
2007	8.565856	9.955054	16.22%	0
2006	8.189511	8.565856	4.60%	0
2005	8.068508	8.189511	1.50%	0
2004	7.794289	8.068508	3.52%	0
2003	6.464649	7.794289	20.57%	0
2002	7.837014	6.464649	-17.51%	0

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.427274	10.776009	-5.70%	0
2010	9.882555	11.427274	15.63%	0
2009	7.288527	9.882555	35.59%	0
2008	11.272822	7.288527	-35.34%	0
2007	10.564057	11.272822	6.71%	0
2006	9.655229	10.564057	9.41%	0
2005	9.328411	9.655229	3.50%	0
2004	9.029196	9.328411	3.31%	0
2003	7.839339	9.029196	15.18%	0
2002	8.766889	7.839339	-10.58%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.800267	11.122263	-5.75%	0
2010	10.225269	11.800267	15.40%	0
2009	7.543156	10.225269	35.56%	0
2008	11.688899	7.543156	-35.47%	0
2007	10.972020	11.688899	6.53%	0
2006	10.040740	10.972020	9.28%	0
2005	9.708519	10.040740	3.42%	0
2004	9.421744	9.708519	3.04%	0
2003	8.188240	9.421744	15.06%	0
2002	9.175070	8.188240	-10.76%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.312515	7.927871	-4.63%	0
2010	7.184223	8.312515	15.71%	0
2009	5.393688	7.184223	33.20%	0
2008	9.358589	5.393688	-42.37%	0
2007	8.932041	9.358589	4.78%	0
2006	7.995003	8.932041	11.72%	0
2005	6.742920	7.995003	18.57%	0
2004	6.793916	6.742920	-0.75%	0
2003	5.538098	6.793916	22.68%	0
2002	6.091311	5.538098	-9.08%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.181876	7.796609	-4.71%	0
2010	7.076037	8.181876	15.63%	0
2009	5.317434	7.076037	33.07%	0
2008	9.251403	5.317434	-42.52%	0
2007	8.845943	9.251403	4.58%	0
2006	7.930404	8.845943	11.54%	0
2005	6.705284	7.930404	18.27%	0
2004	6.755509	6.705284	-0.74%	0
2003	5.518520	6.755509	22.42%	0
2002	6.091330	5.518520	-9.40%	0

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.166784	10.049420	-1.15%	0
2010	9.014061	10.166784	12.79%	0
2009	7.073720	9.014061	27.43%	0
2008	12.598676	7.073720	-43.85%	0
2007	12.677501	12.598676	-0.62%	0
2006	10.772376	12.677501	17.69%	0
2005	10.393148	10.772376	3.65%	0
2004	9.521414	10.393148	9.16%	0
2003	7.460863	9.521414	27.62%	0
2002	9.172426	7.460863	-18.66%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.964570	10.816082	-1.35%	15,377
2010	9.735834	10.964570	12.62%	16,687
2009	7.648805	9.735834	27.29%	16,236
2008	13.648566	7.648805	-43.96%	15,838
2007	13.753634	13.648566	-0.76%	13,827
2006	11.701487	13.753634	17.54%	13,086
2005	11.309592	11.701487	3.47%	13,046
2004	10.374905	11.309592	9.01%	12
2003	8.141614	10.374905	27.43%	11,803
2002	10.027973	8.141614	-18.81%	1,837
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.843666	8.803618	-0.45%	0
2010	7.870059	8.843666	12.37%	0
2009	6.315389	7.870059	24.62%	0
2008	11.068388	6.315389	-42.94%	0
2007	10.085189	11.068388	9.75%	0
2006	9.105691	10.085189	10.76%	0
2005	8.640517	9.105691	5.38%	0
2004	8.337165	8.640517	3.64%	0
2003	6.882878	8.337165	21.13%	0
2002	8.430858	6.882878	-18.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.005317	8.945502	-0.66%	0
2010	8.021969	9.005317	12.26%	0
2009	6.444633	8.021969	24.48%	0
2008	11.318840	6.444633	-43.06%	0
2007	10.326566	11.318840	9.61%	0
2006	9.336438	10.326566	10.60%	0
2005	8.870015	9.336438	5.26%	0
2004	8.577268	8.870015	3.41%	0
2003	7.089968	8.577268	20.98%	0
2002	8.700438	7.089968	-18.51%	0

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.276274	8.122539	-1.86%	0
2010	6.807388	8.276274	21.58%	0
2009	5.420543	6.807388	25.58%	0
2008	10.483018	5.420543	-48.29%	0
2007	8.432255	10.483018	24.32%	0
2006	8.061206	8.432255	4.60%	0
2005	7.783662	8.061206	3.57%	0
2004	7.691507	7.783662	1.20%	0
2003	5.910677	7.691507	30.13%	0
2002	8.641032	5.910677	-31.60%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.401013	6.271212	-2.03%	0
2010	5.273219	6.401013	21.39%	0
2009	4.204926	5.273219	25.41%	0
2008	8.143535	4.204926	-48.36%	0
2007	6.561345	8.143535	24.11%	0
2006	6.282012	6.561345	4.45%	0
2005	6.075524	6.282012	3.40%	0
2004	6.011803	6.075524	1.06%	0
2003	4.628273	6.011803	29.89%	0
2002	6.775654	4.628273	-31.69%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.842157	8.776529	-10.83%	0
2010	8.054296	9.842157	22.20%	0
2009	5.881883	8.054296	36.93%	0
2008	11.740227	5.881883	-49.90%	0
2007	10.195620	11.740227	15.15%	0
2006	9.594985	10.195620	6.26%	0
2005	9.066794	9.594985	5.83%	0
2004	8.393401	9.066794	8.02%	0
2003	6.563934	8.393401	27.87%	0
2002	9.092755	6.563934	-27.81%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.624005	8.562649	-11.03%	0
2010	7.876222	9.624005	22.19%	0
2009	5.768384	7.876222	36.54%	0
2008	11.520194	5.768384	-49.93%	0
2007	10.021098	11.520194	14.96%	0
2006	9.442201	10.021098	6.13%	0
2005	8.942131	9.442201	5.59%	0
2004	8.297998	8.942131	7.76%	0
2003	6.499036	8.297998	27.68%	0
2002	9.037560	6.499036	-28.09%	0

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.887858	11.089546	1.85%	0
2010	9.763751	10.887858	11.51%	0
2009	6.929489	9.763751	40.90%	0
2008	9.436010	6.929489	-26.56%	0
2007	9.380419	9.436010	0.59%	0
2006	8.608998	9.380419	8.96%	0
2005	8.568021	8.608998	0.48%	0
2004	7.986680	8.568021	7.28%	0
2003	6.418462	7.986680	24.43%	0
2002	6.320746	6.418462	1.55%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.708344	11.901129	1.65%	0
2010	10.510157	11.708344	11.40%	0
2009	7.475405	10.510157	40.60%	0
2008	10.189927	7.475405	-26.64%	0
2007	10.141209	10.189927	0.48%	0
2006	9.320057	10.141209	8.81%	0
2005	9.294808	9.320057	0.27%	0
2004	8.670832	9.294808	7.20%	0
2003	6.980171	8.670832	24.22%	0
2002	6.895146	6.980171	1.23%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.224938	11.401605	1.57%	0
2010	10.065736	11.224938	11.52%	0
2009	7.157620	10.065736	40.63%	0
2008	9.762208	7.157620	-26.68%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.266153	11.482520	1.92%	0
2010	10.114139	11.266153	11.39%	0
2009	7.170337	10.114139	41.06%	0
2008	9.752895	7.170337	-26.48%	0
2007*	10.000000	9.752895	-2.47%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.912348	8.912561	0.00%	0
2010	7.906310	8.912348	12.72%	0
2009	6.372236	7.906310	24.07%	0
2008	10.321191	6.372236	-38.26%	0
2007	9.989611	10.321191	3.32%	0
2006	8.807543	9.989611	13.42%	0
2005	8.573187	8.807543	2.73%	0
2004	7.908612	8.573187	8.40%	0
2003	6.284495	7.908612	25.84%	0
2002	8.248030	6.284495	-23.81%	0

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.345528	16.142435	5.19%	0
2010	14.524973	15.345528	5.65%	0
2009	12.807558	14.524973	13.41%	0
2008	13.507878	12.807558	-5.18%	0
2007	13.210731	13.507878	2.25%	0
2006	12.917786	13.210731	2.27%	0
2005	12.897993	12.917786	0.15%	0
2004	12.599826	12.897993	2.37%	0
2003	12.220969	12.599826	3.10%	0
2002	11.301410	12.220969	8.14%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	36.184810	31.661805	-12.50%	0
2010	28.688135	36.184810	26.13%	0
2009	20.907344	28.688135	37.22%	0
2008	35.269184	20.907344	-40.72%	0
2007	31.166169	35.269184	13.16%	0
2006	28.244399	31.166169	10.34%	0
2005	24.380625	28.244399	15.85%	0
2004	19.938657	24.380625	22.28%	0
2003	14.686992	19.938657	35.76%	0
2002	16.632903	14.686992	-11.70%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.526738	19.680976	-12.63%	5,834
2010	17.877988	22.526738	26.00%	6,082
2009	13.053652	17.877988	36.96%	6,788
2008	22.056356	13.053652	-40.82%	7,369
2007	19.515559	22.056356	13.02%	6,620
2006	17.715488	19.515559	10.16%	6,809
2005	15.316433	17.715488	15.66%	6,312
2004	12.537539	15.316433	22.16%	6,687
2003	9.253520	12.537539	35.49%	7,103
2002	10.494576	9.253520	-11.83%	1,343
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.130061	10.919978	-1.89%	0
2010	11.329672	11.130061	-1.76%	0
2009	11.478144	11.329672	-1.29%	0
2008	11.368118	11.478144	0.97%	0
2007	11.030017	11.368118	3.07%	0
2006	10.729730	11.030017	2.80%	0
2005	10.624741	10.729730	0.99%	0
2004	10.712314	10.624741	-0.82%	0
2003	10.822840	10.712314	-1.02%	0
2002	10.859793	10.822840	-0.34%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.341341	9.199891	-18.88%	0
2010	10.241894	11.341341	10.73%	0
2009	8.265661	10.241894	23.91%	0
2008	15.025802	8.265661	-44.99%	0
2007	13.082933	15.025802	14.85%	0
2006	11.317935	13.082933	15.59%	0
2005	9.706658	11.317935	16.60%	0
2004	8.727539	9.706658	11.22%	0
2003	6.218666	8.727539	40.34%	0
2002	7.966381	6.218666	-21.94%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.051792	7.332737	-18.99%	0
2010	8.186143	9.051792	10.57%	0
2009	6.617980	8.186143	23.70%	0
2008	12.050897	6.617980	-45.08%	0
2007	10.506477	12.050897	14.70%	0
2006	9.102530	10.506477	15.42%	0
2005	7.819078	9.102530	16.41%	0
2004	7.041172	7.819078	11.05%	0
2003	5.022966	7.041172	40.18%	0
2002	6.443784	5.022966	-22.05%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.718192	10.296645	-19.04%	0
2010	11.502257	12.718192	10.57%	0
2009	9.300353	11.502257	23.68%	0
2008	16.931002	9.300353	-45.07%	0
2007	14.760267	16.931002	14.71%	0
2006	12.783502	14.760267	15.46%	0
2005	10.984823	12.783502	16.37%	0
2004*	10.000000	10.984823	9.85%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.858342	10.421091	-18.95%	0
2010	11.610055	12.858342	10.75%	0
2009	9.365956	11.610055	23.96%	0
2008	17.029917	9.365956	-45.00%	0
2007	14.825574	17.029917	14.87%	0
2006	12.825157	14.825574	15.60%	0
2005	11.003653	12.825157	16.55%	0
2004*	10.000000	11.003653	10.04%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.849199	10.361531	-4.49%	0
2010	9.403027	10.849199	15.38%	0
2009	6.740663	9.403027	39.50%	0
2008	12.864494	6.740663	-47.60%	0
2007	12.871927	12.864494	-0.06%	0
2006	11.464984	12.871927	12.27%	0
2005	11.027501	11.464984	3.97%	0
2004	10.130799	11.027501	8.85%	0
2003	7.710090	10.130799	31.40%	0
2002	9.340423	7.710090	-17.45%	0

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.690242	10.196218	-4.62%	0
2010	9.282337	10.690242	15.17%	0
2009	6.665355	9.282337	39.26%	0
2008	12.737852	6.665355	-47.67%	0
2007	12.761805	12.737852	-0.19%	0
2006	11.381600	12.761805	12.13%	0
2005	10.972722	11.381600	3.73%	0
2004	10.093574	10.972722	8.71%	0
2003	7.700612	10.093574	31.07%	0
2002	9.340430	7.700612	-17.56%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.758302	13.183822	-10.67%	0
2010	11.908774	14.758302	23.93%	0
2009	7.720500	11.908774	54.25%	0
2008	16.136518	7.720500	-52.16%	0
2007	15.594406	16.136518	3.48%	0
2006	13.693727	15.594406	13.88%	0
2005	13.624325	13.693727	0.51%	0
2004	12.196356	13.624325	11.71%	0
2003	7.886958	12.196356	54.64%	0
2002*	10.000000	7.886958	-21.13%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.768857	12.274393	-10.85%	0
2010	11.120634	13.768857	23.81%	0
2009	7.220757	11.120634	54.01%	0
2008	15.126139	7.220757	-52.26%	0
2007	14.639949	15.126139	3.32%	0
2006	12.876566	14.639949	13.69%	0
2005	12.827303	12.876566	0.38%	0
2004	11.497815	12.827303	11.56%	0
2003	7.455414	11.497815	54.22%	0
2002*	10.000000	7.455414	-25.45%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.970341	13.511455	4.17%	0
2010	10.943301	12.970341	18.52%	0
2009	9.489557	10.943301	15.32%	0
2008	13.254744	9.489557	-28.41%	0
2007	13.861398	13.254744	-4.38%	0
2006	12.044316	13.861398	15.09%	0
2005	11.852910	12.044316	1.61%	0
2004	10.871701	11.852910	9.03%	0
2003	8.883232	10.871701	22.38%	0
2002*	10.000000	8.883232	-11.17%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.057230	8.739564	-3.51%	0
2010	8.382437	9.057230	8.05%	0
2009	6.566886	8.382437	27.65%	0
2008*	10.000000	6.566886	-34.33%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.381813	12.622412	-12.23%	0
2010	13.503615	14.381813	6.50%	0
2009	10.032768	13.503615	34.60%	0
2008	17.130216	10.032768	-41.43%	0
2007	15.097909	17.130216	13.46%	0
2006	12.658514	15.097909	19.27%	0
2005	11.691278	12.658514	8.27%	0
2004	10.035746	11.691278	16.50%	0
2003	7.725529	10.035746	29.90%	0
2002*	10.000000	7.725529	-22.74%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.543614	10.326627	-2.06%	0
2010	9.820292	10.543614	7.37%	0
2009	7.810499	9.820292	25.73%	0
2008	11.409064	7.810499	-31.54%	0
2007	10.769074	11.409064	5.94%	0
2006*	10.000000	10.769074	7.69%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.421819	10.183812	-2.28%	0
2010	9.734082	10.421819	7.07%	0
2009	7.761012	9.734082	25.42%	0
2008	11.365976	7.761012	-31.72%	0
2007	10.752070	11.365976	5.71%	0
2006*	10.000000	10.752070	7.52%	0
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.808472	16.232563	-8.85%	0
2010	16.137015	17.808472	10.36%	0
2009	12.205198	16.137015	32.21%	0
2008	20.948664	12.205198	-41.74%	0
2007	18.679761	20.948664	12.15%	0
2006	14.904342	18.679761	25.33%	0
2005	12.920330	14.904342	15.36%	0
2004	10.657561	12.920330	21.23%	0
2003	8.456499	10.657561	26.03%	0
2002*	10.000000	8.456499	-15.44%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.677868	13.467388	-8.25%	0
2010	13.124925	14.677868	11.83%	0
2009	10.285336	13.124925	27.61%	0
2008	14.683111	10.285336	-29.95%	0
2007	13.678236	14.683111	7.35%	0
2006	12.546132	13.678236	9.02%	0
2005	11.895441	12.546132	5.47%	0
2004	10.664539	11.895441	11.54%	0
2003	8.547355	10.664539	24.77%	0
2002*	10.000000	8.547355	-14.53%	0

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.399406	9.540522	-8.26%	0
2010	8.875011	10.399406	17.18%	0
2009	5.467229	8.875011	62.33%	0
2008	10.964020	5.467229	-50.13%	0
2007	9.592436	10.964020	14.30%	0
2006	9.537357	9.592436	0.58%	0
2005	9.040867	9.537357	5.49%	0
2004	8.639826	9.040867	4.64%	0
2003	6.939769	8.639826	24.50%	498
2002*	10.000000	6.939769	-30.60%	472
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.750609	11.273283	-4.06%	0
2010	10.363584	11.750609	13.38%	0
2009	8.235574	10.363584	25.84%	0
2008	13.090632	8.235574	-37.09%	0
2007	13.677733	13.090632	-4.29%	0
2006	12.026439	13.677733	13.73%	0
2005	11.786744	12.026439	2.03%	0
2004	10.242231	11.786744	15.08%	0
2003	7.992007	10.242231	28.16%	446
2002*	10.000000	7.992007	-20.08%	458
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.573051	11.434104	-9.06%	0
2010	11.805310	12.573051	6.50%	0
2009*	10.000000	11.805310	18.05%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.324357	10.155748	-1.63%	0
2010	9.393452	10.324357	9.91%	0
2009	6.891033	9.393452	36.31%	0
2008	11.158253	6.891033	-38.24%	0
2007	10.256454	11.158253	8.79%	0
2006	9.752819	10.256454	5.16%	0
2005	9.547721	9.752819	2.15%	0
2004	8.939346	9.547721	6.81%	0
2003	7.439879	8.939346	20.15%	0
2002*	10.000000	7.439879	-25.60%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.532029	7.846228	-8.04%	0
2010	6.738150	8.532029	26.62%	0
2009	4.867711	6.738150	38.43%	0
2008	10.261774	4.867711	-52.56%	0
2007	9.562947	10.261774	7.31%	0
2006	9.538524	9.562947	0.26%	0
2005	9.462252	9.538524	0.81%	0
2004	8.441551	9.462252	12.09%	0
2003	6.305355	8.441551	33.88%	0
2002*	10.000000	6.305355	-36.95%	0

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.045995	12.320968	-12.28%	0
2010	10.543113	14.045995	33.22%	0
2009	6.603319	10.543113	59.66%	0
2008	11.141451	6.603319	-40.73%	0
2007	11.119839	11.141451	0.19%	0
2006	10.047079	11.119839	10.68%	0
2005	9.760432	10.047079	2.94%	0
2004	9.377374	9.760432	4.08%	0
2003	7.171146	9.377374	30.77%	155
2002*	10.000000	7.171146	-28.29%	153
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.096854	12.775566	-2.45%	0
2010	12.016178	13.096854	8.99%	0
2009	10.013295	12.016178	20.00%	0
2008	15.192368	10.013295	-34.09%	0
2007	14.409853	15.192368	5.43%	0
2006	12.201111	14.409853	18.10%	0
2005	11.693186	12.201111	4.34%	0
2004	10.391212	11.693186	12.53%	0
2003	8.502465	10.391212	22.21%	0
2002*	10.000000	8.502465	-14.98%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.699132	10.299191	-3.74%	0
2010*	10.000000	10.699132	6.99%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.732077	13.523452	-1.52%	0
2010	12.383510	13.732077	10.89%	0
2009*	10.000000	12.383510	23.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.899139	9.791710	-1.09%	0
2010	9.017389	9.899139	9.78%	0
2009	7.455703	9.017389	20.95%	0
2008	10.833923	7.455703	-31.18%	0
2007	10.416519	10.833923	4.01%	0
2006*	10.000000	10.416519	4.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.580908	10.963430	3.62%	0
2010	10.186610	10.580908	3.87%	0
2009	9.268369	10.186610	9.91%	0
2008	10.493465	9.268369	-11.67%	0
2007	10.398680	10.493465	0.91%	0
2006*	10.000000	10.398680	3.99%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.912299	9.698831	-11.12%	0
2010	10.004291	10.912299	9.08%	0
2009	7.209163	10.004291	38.77%	0
2008	11.988593	7.209163	-39.87%	0
2007	10.697846	11.988593	12.07%	0
2006*	10.000000	10.697846	6.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.657187	9.020713	-6.59%	0
2010	8.337279	9.657187	15.83%	0
2009	6.130054	8.337279	36.01%	0
2008	11.213159	6.130054	-45.33%	0
2007	10.226475	11.213159	9.65%	0
2006*	10.000000	10.226475	2.26%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.251065	7.905590	-4.19%	0
2010	7.586684	8.251065	8.76%	0
2009	5.923551	7.586684	28.08%	0
2008	9.759595	5.923551	-39.31%	0
2007*	10.000000	9.759595	-2.40%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.749463	12.970799	1.74%	0
2010	11.496573	12.749463	10.90%	0
2009	8.030534	11.496573	43.16%	0
2008	11.396831	8.030534	-29.54%	0
2007	11.273516	11.396831	1.09%	0
2006	10.400579	11.273516	8.39%	0
2005*	10.000000	10.400579	4.01%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.619664	7.462924	-13.42%	0
2010	7.622653	8.619664	13.08%	0
2009	5.085011	7.622653	49.90%	0
2008*	10.000000	5.085011	-49.15%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.516007	9.029504	-5.11%	0
2010	7.857237	9.516007	21.11%	0
2009	6.095432	7.857237	28.90%	0
2008*	10.000000	6.095432	-39.05%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.492455	8.999172	-5.20%	0
2010	7.839014	9.492455	21.09%	0
2009	6.093540	7.839014	28.64%	0
2008*	10.000000	6.093540	-39.06%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.024733	8.280415	-8.25%	0
2010	8.010702	9.024733	12.66%	0
2009	6.326955	8.010702	26.61%	0
2008*	10.000000	6.326955	-36.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.014215	9.682343	-3.31%	0
2010	9.255380	10.014215	8.20%	0
2009	7.881950	9.255380	17.43%	0
2008*	10.000000	7.881950	-21.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.600233	9.084214	-5.38%	0
2010	8.716193	9.600233	10.14%	0
2009	7.163165	8.716193	21.68%	0
2008*	10.000000	7.163165	-28.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.464567	10.400470	-0.61%	0
2010	9.998153	10.464567	4.67%	0
2009	9.026837	9.998153	10.76%	0
2008*	10.000000	9.026837	-9.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.807936	9.387965	-4.28%	0
2010	8.986208	9.807936	9.14%	0
2009	7.519299	8.986208	19.51%	0
2008*	10.000000	7.519299	-24.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.369473	8.753487	-6.57%	0
2010	8.437446	9.369473	11.05%	0
2009	6.801819	8.437446	24.05%	0
2008*	10.000000	6.801819	-31.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.179093	9.948976	-2.26%	0
2010	9.526187	10.179093	6.85%	0
2009	8.260152	9.526187	15.33%	0
2008*	10.000000	8.260152	-17.40%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.974847	11.465299	4.47%	0
2010	10.460628	10.974847	4.92%	0
2009	9.812152	10.460628	6.61%	0
2008*	10.000000	9.812152	-1.88%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.902664	11.351786	4.12%	0
2010	10.418934	10.902664	4.64%	0
2009	9.790412	10.418934	6.42%	0
2008*	10.000000	9.790412	-2.10%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.843644	12.309376	3.93%	0
2010	11.178289	11.843644	5.95%	0
2009	9.796204	11.178289	14.11%	0
2008*	10.000000	9.796204	-2.04%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.129178	21.337877	-24.14%	0
2010	24.762342	28.129178	13.60%	0
2009	15.493149	24.762342	59.83%	0
2008	37.580654	15.493149	-58.77%	0
2007	26.414265	37.580654	42.27%	0
2006	19.771613	26.414265	33.60%	0
2005	15.244923	19.771613	29.69%	0
2004	12.916264	15.244923	18.03%	0
2003	8.003776	12.916264	61.38%	2,638
2002*	10.000000	8.003776	-19.96%	480
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.720480	16.477568	-24.14%	2,666
2010	19.124700	21.720480	13.57%	2,195
2009	11.965826	19.124700	59.83%	2,212
2008	28.978949	11.965826	-58.71%	2,879
2007	20.332185	28.978949	42.53%	1,730
2006	15.192178	20.332185	33.83%	2,419
2005	11.700031	15.192178	29.85%	2,850
2004*	10.000000	11.700031	17.00%	3,339
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.796487	13.451160	5.12%	0
2010	12.461721	12.796487	2.69%	0
2009	12.383105	12.461721	0.63%	0
2008	11.730245	12.383105	5.57%	0
2007	11.171224	11.730245	5.00%	0
2006	11.030025	11.171224	1.28%	0
2005	10.898807	11.030025	1.20%	0
2004	10.769892	10.898807	1.20%	0
2003	10.774196	10.769892	-0.04%	0
2002*	10.000000	10.774196	7.74%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.634417	6.733779	-11.80%	0
2010	6.893687	7.634417	10.75%	0
2009	5.434017	6.893687	26.86%	0
2008*	10.000000	5.434017	-45.66%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.979833	12.220621	-5.85%	0
2010	11.554270	12.979833	12.34%	673
2009	9.268528	11.554270	24.66%	351
2008	14.975533	9.268528	-38.11%	442
2007	14.423449	14.975533	3.83%	442
2006	12.592777	14.423449	14.54%	442
2005	11.904773	12.592777	5.78%	0
2004	10.653387	11.904773	11.75%	0
2003	8.243549	10.653387	29.23%	0
2002*	10.000000	8.243549	-17.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.359361	12.219870	-1.13%	0
2010	11.484351	12.359361	7.62%	0
2009*	10.000000	11.484351	14.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.220057	12.834965	-2.91%	0
2010	12.041092	13.220057	9.79%	0
2009*	10.000000	12.041092	20.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.890182	11.994469	0.88%	0
2010	11.457627	11.890182	3.78%	0
2009	10.717782	11.457627	6.90%	0
2008	11.637444	10.717782	-7.90%	0
2007	11.269790	11.637444	3.26%	0
2006	10.831478	11.269790	4.05%	0
2005	10.698139	10.831478	1.25%	2,631
2004	10.431148	10.698139	2.56%	2,631
2003	9.864086	10.431148	5.75%	0
2002*	10.000000	9.864086	-1.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.674820	12.416839	-2.04%	0
2010	11.660731	12.674820	8.70%	2,200
2009	9.987539	11.660731	16.75%	2,200
2008	13.269536	9.987539	-24.73%	1,707
2007	12.816472	13.269536	3.54%	1,707
2006	11.743990	12.816472	9.13%	1,707
2005	11.375064	11.743990	3.24%	1,707
2004	10.596670	11.375064	7.35%	1,707
2003	9.006799	10.596670	17.65%	0
2002*	10.000000	9.006799	-9.93%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.988135	12.458185	-4.08%	0
2010	11.745567	12.988135	10.58%	0
2009	9.635038	11.745567	21.90%	0
2008	14.330455	9.635038	-32.77%	0
2007	13.777166	14.330455	4.02%	0
2006	12.272956	13.777166	12.26%	0
2005	11.695554	12.272956	4.94%	0
2004	10.646681	11.695554	9.85%	0
2003	8.578205	10.646681	24.11%	0
2002*	10.000000	8.578205	-14.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.449767	12.452983	0.03%	0
2010	11.706733	12.449767	6.35%	0
2009	10.427276	11.706733	12.27%	0
2008	12.524365	10.427276	-16.74%	0
2007	12.073892	12.524365	3.73%	0
2006	11.362557	12.073892	6.26%	0
2005	11.096022	11.362557	2.40%	512
2004	10.566025	11.096022	5.02%	512
2003	9.482570	10.566025	11.43%	512
2002*	10.000000	9.482570	-5.17%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.738825	13.163853	-4.19%	0
2010	12.885161	13.738825	6.63%	0
2009*	10.000000	12.885161	28.85%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.680001	13.072444	-4.44%	12,245
2010	12.863456	13.680001	6.35%	13,548
2009*	10.000000	12.863456	28.63%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.907893	15.193670	-4.49%	0
2010	12.862130	15.907893	23.68%	0
2009	9.597141	12.862130	34.02%	0
2008	15.413782	9.597141	-37.74%	0
2007	14.624521	15.413782	5.40%	0
2006	13.579275	14.624521	7.70%	0
2005	12.360108	13.579275	9.86%	0
2004	10.897857	12.360108	13.42%	0
2003	8.258352	10.897857	31.96%	0
2002*	10.000000	8.258352	-17.42%	0

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.888266	14.200274	-4.62%	0
2010	12.069872	14.888266	23.35%	0
2009	9.022788	12.069872	33.77%	0
2008	14.525877	9.022788	-37.88%	0
2007	13.806181	14.525877	5.21%	0
2006	12.836571	13.806181	7.55%	0
2005	11.705067	12.836571	9.67%	0
2004	10.340640	11.705067	13.19%	0
2003	7.856725	10.340640	31.62%	0
2002*	10.000000	7.856725	-21.43%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.834772	9.638619	-1.99%	18,047
2010	10.035465	9.834772	-2.00%	18,339
2009	10.235974	10.035465	-1.96%	16,036
2008	10.234681	10.235974	0.01%	12,163
2007	9.967018	10.234681	2.69%	19,429
2006	9.729109	9.967018	2.45%	18,207
2005	9.669135	9.729109	0.62%	16,723
2004	9.787054	9.669135	-1.20%	15,021
2003	9.924695	9.787054	-1.39%	0
2002*	10.000000	9.924695	-0.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.988754	7.961507	-11.43%	0
2010	8.059411	8.988754	11.53%	0
2009	6.042180	8.059411	33.39%	0
2008*	10.000000	6.042180	-39.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.630361	8.739219	-17.79%	0
2010	10.222306	10.630361	3.99%	0
2009	8.033821	10.222306	27.24%	0
2008	15.276065	8.033821	-47.41%	0
2007	15.145600	15.276065	0.86%	0
2006	12.589987	15.145600	20.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.447829	8.559930	-18.07%	0
2010	10.071641	10.447829	3.74%	0
2009	7.936587	10.071641	26.90%	0
2008	15.124590	7.936587	-47.53%	0
2007	15.029456	15.124590	0.63%	0
2006	12.528177	15.029456	19.97%	0
2005	11.433814	12.528177	9.57%	0
2004*	10.000000	11.433814	14.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.993135	8.528738	-5.16%	0
2010	7.954801	8.993135	13.05%	0
2009	6.275218	7.954801	26.77%	0
2008*	10.000000	6.275218	-37.25%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.641256	7.952786	-7.97%	0
2010	7.820676	8.641256	10.49%	0
2009	6.263383	7.820676	24.86%	0
2008*	10.000000	6.263383	-37.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.520352	8.915007	-6.36%	0
2010	7.681338	9.520352	23.94%	0
2009	6.185976	7.681338	24.17%	0
2008*	10.000000	6.185976	-38.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.994435	9.567551	-4.27%	0
2010	8.524647	9.994435	17.24%	0
2009	6.667167	8.524647	27.86%	0
2008*	10.000000	6.667167	-33.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.481943	9.212641	-2.84%	0
2010	7.733752	9.481943	22.60%	0
2009	6.204738	7.733752	24.64%	0
2008	11.842952	6.204738	-47.61%	0
2007	11.037371	11.842952	7.30%	0
2006	10.935604	11.037371	0.93%	0
2005	10.356916	10.935604	5.59%	0
2004	9.338509	10.356916	10.91%	0
2003	7.107848	9.338509	31.38%	0
2002*	10.000000	7.107848	-28.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.582567	13.566794	-6.97%	0
2010	11.753028	14.582567	24.07%	0
2009	9.501962	11.753028	23.69%	0
2008	14.291216	9.501962	-33.51%	0
2007	15.664557	14.291216	-8.77%	0
2006	13.626769	15.664557	14.95%	0
2005	13.489499	13.626769	1.02%	0
2004	11.734769	13.489499	14.95%	0
2003	7.633713	11.734769	53.72%	0
2002*	10.000000	7.633713	-23.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.270351	12.296202	-7.34%	0
2010	10.706455	13.270351	23.95%	0
2009	8.680245	10.706455	23.34%	0
2008	13.083863	8.680245	-33.66%	0
2007	14.392921	13.083863	-9.10%	0
2006	12.541618	14.392921	14.76%	0
2005	12.450524	12.541618	0.73%	0
2004	10.858926	12.450524	14.66%	0
2003	7.082398	10.858926	53.32%	0
2002*	10.000000	7.082398	-29.18%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.671589	14.504931	-7.44%	0
2010	12.760261	15.671589	22.82%	0
2009	9.666295	12.760261	32.01%	0
2008	15.958307	9.666295	-39.43%	0
2007	15.945845	15.958307	0.08%	0
2006	14.522150	15.945845	9.80%	0
2005	13.192610	14.522150	10.08%	0
2004	11.310262	13.192610	16.64%	0
2003	8.184165	11.310262	38.20%	0
2002*	10.000000	8.184165	-18.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.714334	14.506905	-7.68%	8,135
2010	12.829889	15.714334	22.48%	8,162
2009	9.738716	12.829889	31.74%	8,807
2008	16.121027	9.738716	-39.59%	9,101
2007	16.145979	16.121027	-0.15%	8,175
2006	14.742091	16.145979	9.52%	7,644
2005	13.429625	14.742091	9.77%	7,482
2004	11.536574	13.429625	16.41%	7,594
2003	8.371767	11.536574	37.80%	7,449
2002*	10.000000	8.371767	-16.28%	1,195
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.770769	8.628212	-1.63%	0
2010	7.904406	8.770769	10.96%	0
2009	6.423977	7.904406	23.05%	0
2008	11.227110	6.423977	-42.78%	0
2007	10.619272	11.227110	5.72%	0
2006*	10.000000	10.619272	6.19%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.043639	9.407227	4.02%	0
2010	7.108237	9.043639	27.23%	0
2009	5.557552	7.108237	27.90%	0
2008*	10.000000	5.557552	-44.42%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.335882	10.261206	-0.72%	0
2010	10.297627	10.335882	0.37%	0
2009	9.810294	10.297627	4.97%	0
2008*	10.000000	9.810294	-1.90%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.402685	11.502750	-14.18%	0
2010	12.859919	13.402685	4.22%	0
2009*	10.000000	12.859919	28.60%	0

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.720283	12.082344	-5.02%	0
2010	10.565006	12.720283	20.40%	0
2009	8.202784	10.565006	28.80%	0
2008	13.822570	8.202784	-40.66%	0
2007	13.108220	13.822570	5.45%	0
2006	11.763111	13.108220	11.43%	0
2005	11.232231	11.763111	4.73%	0
2004*	10.000000	11.232231	12.32%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.129727	12.702557	-10.10%	0
2010	12.431891	14.129727	13.66%	0
2009	9.080797	12.431891	36.90%	0
2008	15.494300	9.080797	-41.39%	0
2007	14.869855	15.494300	4.20%	0
2006	12.892029	14.869855	15.34%	0
2005	11.504794	12.892029	12.06%	0
2004*	10.000000	11.504794	15.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.897281	12.463084	-10.32%	10,059
2010	12.259793	13.897281	13.36%	9,767
2009	8.975445	12.259793	36.59%	9,717
2008	15.353730	8.975445	-41.54%	10,724
2007	14.773726	15.353730	3.93%	9,300
2006	12.840264	14.773726	15.06%	9,099
2005	11.487770	12.840264	11.77%	9,427
2004*	10.000000	11.487770	14.88%	9,470
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.829696	14.227479	-10.12%	0
2010	13.928734	15.829696	13.65%	0
2009	10.168716	13.928734	36.98%	0
2008	17.348921	10.168716	-41.39%	0
2007	16.652617	17.348921	4.18%	0
2006	14.437238	16.652617	15.34%	0
2005	12.887088	14.437238	12.03%	0
2004	11.035256	12.887088	16.78%	0
2003	7.873095	11.035256	40.16%	0
2002*	10.000000	7.873095	-21.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.463332	13.862315	-10.35%	0
2010	13.637184	15.463332	13.39%	0
2009	9.985695	13.637184	36.57%	0
2008	17.077327	9.985695	-41.53%	0
2007	16.428712	17.077327	3.95%	0
2006	14.282980	16.428712	15.02%	0
2005	12.777097	14.282980	11.79%	0
2004	10.967304	12.777097	16.50%	0
2003	7.833401	10.967304	40.01%	8,656
2002*	10.000000	7.833401	-21.67%	1,394

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.766911	15.552671	-1.36%	0
2010	14.017774	15.766911	12.48%	0
2009	12.080055	14.017774	16.04%	0
2008	14.414634	12.080055	-16.20%	0
2007	13.427735	14.414634	7.35%	0
2006	12.776789	13.427735	5.09%	0
2005	12.721445	12.776789	0.44%	0
2004	11.971375	12.721445	6.27%	0
2003	10.426508	11.971375	14.82%	0
2002*	10.000000	10.426508	4.27%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.752546	2.646922	-3.84%	0
2010	2.449054	2.752546	12.39%	0
2009	1.971572	2.449054	24.22%	0
2008	9.531396	1.971572	-79.31%	0
2007*	10.000000	9.531396	-4.69%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.777257	3.615371	-4.29%	0
2010	3.357021	3.777257	12.52%	0
2009	2.733470	3.357021	22.81%	0
2008	13.078936	2.733470	-79.10%	0
2007	13.360902	13.078936	-2.11%	0
2006	12.458786	13.360902	7.24%	0
2005	12.424887	12.458786	0.27%	0
2004	11.635142	12.424887	6.79%	0
2003	9.577782	11.635142	21.48%	0
2002*	10.000000	9.577782	-4.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.941283	10.689176	-2.30%	0
2010	9.638981	10.941283	13.51%	0
2009	7.684510	9.638981	25.43%	0
2008	12.776791	7.684510	-39.86%	0
2007	12.519221	12.776791	2.06%	0
2006	11.131200	12.519221	12.47%	0
2005	10.741068	11.131200	3.63%	0
2004	10.041862	10.741068	6.96%	0
2003	8.104101	10.041862	23.91%	0
2002*	10.000000	8.104101	-18.96%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.025532	15.358163	-4.16%	0
2010	13.250771	16.025532	20.94%	0
2009	9.855468	13.250771	34.45%	0
2008	16.176541	9.855468	-39.08%	0
2007	16.710714	16.176541	-3.20%	0
2006	14.827067	16.710714	12.70%	0
2005	13.763256	14.827067	7.73%	0
2004	11.760171	13.763256	17.03%	0
2003	8.312293	11.760171	41.48%	0
2002*	10.000000	8.312293	-16.88%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.439896	9.031003	-4.33%	0
2010	7.827619	9.439896	20.60%	0
2009	5.835213	7.827619	34.14%	0
2008	9.604716	5.835213	-39.25%	0
2007	9.940208	9.604716	-3.38%	0
2006*	10.000000	9.940208	-0.60%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.596615	12.321835	6.25%	0
2010	10.819270	11.596615	7.18%	0
2009*	10.000000	10.819270	8.19%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.234258	11.121145	-1.01%	0
2010	10.898362	11.234258	3.08%	0
2009*	10.000000	10.898362	8.98%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.334614	11.527315	-6.54%	0
2010	11.004024	12.334614	12.09%	0
2009	8.649897	11.004024	27.22%	0
2008	14.398624	8.649897	-39.93%	0
2007	15.638555	14.398624	-7.93%	0
2006	13.766406	15.638555	13.60%	0
2005	13.348624	13.766406	3.13%	0
2004	12.258826	13.348624	8.89%	0
2003*	10.000000	12.258826	22.59%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.257402	9.978289	-18.59%	0
2010	11.367633	12.257402	7.83%	0
2009	9.307018	11.367633	22.14%	0
2008	16.944843	9.307018	-45.07%	0
2007	15.957415	16.944843	6.19%	0
2006	12.748325	15.957415	25.17%	0
2005	11.593582	12.748325	9.96%	0
2004	10.181218	11.593582	13.87%	0
2003	8.082947	10.181218	25.96%	0
2002*	10.000000	8.082947	-19.17%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.648189	12.743509	-6.63%	0
2010	11.054182	13.648189	23.47%	0
2009	8.575695	11.054182	28.90%	0
2008	14.431592	8.575695	-40.58%	0
2007	16.874186	14.431592	-14.48%	0
2006	14.678882	16.874186	14.96%	0
2005	13.993523	14.678882	4.90%	0
2004	11.313244	13.993523	23.69%	0
2003	7.714025	11.313244	46.66%	0
2002*	10.000000	7.714025	-22.86%	0

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.372127	10.765961	-19.49%	0
2010	11.295539	13.372127	18.38%	0
2009	7.032473	11.295539	60.62%	0
2008	11.396687	7.032473	-38.29%	0
2007	11.022101	11.396687	3.40%	0
2006	10.666648	11.022101	3.33%	0
2005	10.297477	10.666648	3.59%	0
2004	10.004140	10.297477	2.93%	0
2003	8.172431	10.004140	22.41%	0
2002*	10.000000	8.172431	-18.28%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.793736	11.150052	3.30%	0
2010	10.307072	10.793736	4.72%	0
2009	9.615416	10.307072	7.19%	0
2008	10.957326	9.615416	-12.25%	0
2007	10.627583	10.957326	3.10%	0
2006	10.471001	10.627583	1.50%	0
2005	10.279707	10.471001	1.86%	0
2004	10.078970	10.279707	1.99%	0
2003*	10.000000	10.078970	0.79%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.182164	15.130113	-6.50%	0
2010	13.024972	16.182164	24.24%	0
2009*	10.000000	13.024972	30.25%	0
Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.774098	10.903645	-7.39%	0
2010	10.867476	11.774098	8.34%	0
2009	8.827489	10.867476	23.11%	0
2008	12.700625	8.827489	-31.76%	0
2007	12.125716	12.700625	4.74%	0
2006	11.204927	12.125716	8.22%	0
2005	10.993619	11.204927	1.92%	0
2004	10.589157	10.993619	3.82%	0
2003	9.212494	10.589157	14.94%	0
2002*	10.000000	9.212494	-7.88%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.274830	10.675591	3.90%	0
2010	9.299500	10.274830	10.49%	0
2009	7.888844	9.299500	17.88%	0
2008	13.581033	7.888844	-41.91%	0
2007	13.224090	13.581033	2.70%	0
2006	11.540070	13.224090	14.59%	0
2005	11.263222	11.540070	2.46%	0
2004	10.338716	11.263222	8.94%	66
2003	7.984973	10.338716	29.48%	0
2002*	10.000000	7.984973	-20.15%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.484633	12.219216	-21.09%	0
2010	15.156796	15.484633	2.16%	0
2009	11.517012	15.156796	31.60%	0
2008	25.169998	11.517012	-54.24%	0
2007	24.340921	25.169998	3.41%	0
2006	18.390265	24.340921	32.36%	0
2005	16.112161	18.390265	14.14%	0
2004	13.170914	16.112161	22.33%	0
2003	9.340939	13.170914	41.00%	0
2002*	10.000000	9.340939	-6.59%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.804436	9.243380	-5.72%	0
2010	9.113498	9.804436	7.58%	0
2009	6.786142	9.113498	34.30%	0
2008	11.513086	6.786142	-41.06%	0
2007	10.346724	11.513086	11.27%	0
2006	10.630868	10.346724	-2.67%	0
2005	9.449990	10.630868	12.50%	0
2004	8.904660	9.449990	6.12%	0
2003	7.368984	8.904660	20.84%	0
2002*	10.000000	7.368984	-26.31%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.323800	16.401235	-10.49%	0
2010	14.777630	18.323800	24.00%	0
2009	10.575612	14.777630	39.73%	0
2008	16.804643	10.575612	-37.07%	0
2007	16.900144	16.804643	-0.57%	0
2006	15.107334	16.900144	11.87%	0
2005	14.463432	15.107334	4.45%	0
2004	12.400690	14.463432	16.63%	0
2003	8.985533	12.400690	38.01%	0
2002*	10.000000	8.985533	-10.14%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.912985	12.188370	-5.61%	0
2010	12.010714	12.912985	7.51%	0
2009*	10.000000	12.010714	20.11%	0

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.377142	15.147290	-1.49%	0
2010	12.476380	15.377142	23.25%	0
2009	10.187872	12.476380	22.46%	0
2008	15.055851	10.187872	-32.33%	0
2007	15.474096	15.055851	-2.70%	0
2006	13.807289	15.474096	12.07%	0
2005	13.144576	13.807289	5.04%	0
2004	11.010032	13.144576	19.39%	0
2003	8.158043	11.010032	34.96%	0
2002*	10.000000	8.158043	-18.42%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.020946	10.892777	-1.16%	0
2010	9.799533	11.020946	12.46%	0
2009	7.479752	9.799533	31.01%	0
2008	11.645525	7.479752	-35.77%	0
2007	11.031712	11.645525	5.56%	0
2006	10.313076	11.031712	6.97%	0
2005	10.160922	10.313076	1.50%	0
2004	9.766967	10.160922	4.03%	0
2003	7.913413	9.766967	23.42%	0
2002*	10.000000	7.913413	-20.87%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.766494	11.742196	-0.21%	0
2010	10.460408	11.766494	12.49%	0
2009	8.453225	10.460408	23.74%	0
2008	13.730091	8.453225	-38.43%	0
2007	13.319071	13.730091	3.09%	0
2006	11.772512	13.319071	13.14%	0
2005	11.479596	11.772512	2.55%	0
2004	10.592675	11.479596	8.37%	0
2003	8.424604	10.592675	25.73%	0
2002*	10.000000	8.424604	-15.75%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.169987	13.109595	-0.46%	0
2010	11.738940	13.169987	12.19%	0
2009	9.508226	11.738940	23.46%	0
2008	15.487701	9.508226	-38.61%	0
2007	15.061819	15.487701	2.83%	0
2006	13.346625	15.061819	12.85%	0
2005	13.046686	13.346625	2.30%	0
2004	12.070134	13.046686	8.09%	0
2003*	10.000000	12.070134	20.70%	0

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.590860	9.802682	-7.44%	0
2010	9.567799	10.590860	10.69%	0
2009	8.624024	9.567799	10.94%	0
2008	12.518773	8.624024	-31.11%	0
2007	11.658171	12.518773	7.38%	0
2006	10.279188	11.658171	13.42%	0
2005	10.318778	10.279188	-0.38%	0
2004	9.835441	10.318778	4.91%	0
2003	8.105694	9.835441	21.34%	0
2002*	10.000000	8.105694	-18.94%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.865697	17.334048	2.78%	0
2010	15.053418	16.865697	12.04%	0
2009	10.079066	15.053418	49.35%	0
2008	13.923551	10.079066	-27.61%	0
2007	13.777673	13.923551	1.06%	0
2006	12.720918	13.777673	8.31%	0
2005	12.698000	12.720918	0.18%	0
2004	11.768040	12.698000	7.90%	0
2003	9.864436	11.768040	19.30%	0
2002*	10.000000	9.864436	-1.36%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.042126	13.065806	0.18%	0
2010	12.271411	13.042126	6.28%	0
2009	10.402394	12.271411	17.97%	0
2008	11.454934	10.402394	-9.19%	0
2007	11.098462	11.454934	3.21%	0
2006	10.878191	11.098462	2.02%	0
2005	10.962998	10.878191	-0.77%	0
2004	10.801441	10.962998	1.50%	0
2003	10.537952	10.801441	2.50%	0
2002*	10.000000	10.537952	5.38%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.904234	12.892006	-0.09%	0
2010	12.166598	12.904234	6.06%	0
2009	10.337527	12.166598	17.69%	0
2008	11.416135	10.337527	-9.45%	0
2007	11.086493	11.416135	2.97%	0
2006	10.890980	11.086493	1.80%	0
2005	11.009630	10.890980	-1.08%	0
2004	10.878897	11.009630	1.20%	0
2003	10.634467	10.878897	2.30%	0
2002*	10.000000	10.634467	6.34%	0

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.748604	11.198893	-4.68%	0
2010	10.508330	11.748604	11.80%	0
2009	8.320267	10.508330	26.30%	0
2008	11.934060	8.320267	-30.28%	0
2007	10.562876	11.934060	12.98%	0
2006	10.055779	10.562876	5.04%	0
2005	9.877643	10.055779	1.80%	0
2004	9.571418	9.877643	3.20%	0
2003	8.287613	9.571418	15.49%	0
2002	9.282940	8.287613	-10.72%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.003811	10.475178	-4.80%	0
2010	9.857531	11.003811	11.63%	0
2009	7.815852	9.857531	26.12%	0
2008	11.224125	7.815852	-30.37%	0
2007	9.950372	11.224125	12.80%	0
2006	9.481474	9.950372	4.95%	0
2005	9.326726	9.481474	1.66%	0
2004	9.053169	9.326726	3.02%	230
2003	7.855077	9.053169	15.25%	230
2002	8.815503	7.855077	-10.89%	230
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.959929	9.144963	-8.18%	0
2010	8.752402	9.959929	13.80%	0
2009	6.729125	8.752402	30.07%	0
2008	10.714238	6.729125	-37.19%	0
2007	9.202695	10.714238	16.43%	0
2006	8.792574	9.202695	4.66%	0
2005	8.648190	8.792574	1.67%	0
2004	8.340953	8.648190	3.68%	0
2003	6.914747	8.340953	20.63%	0
2002	8.358532	6.914747	-17.27%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.170461	8.402530	-8.37%	0
2010	8.069233	9.170461	13.65%	0
2009	6.221647	8.069233	29.70%	0
2008	9.916137	6.221647	-37.26%	0
2007	8.536754	9.916137	16.16%	0
2006	8.165845	8.536754	4.54%	0
2005	8.049291	8.165845	1.45%	0
2004	7.779703	8.049291	3.47%	0
2003	6.455842	7.779703	20.51%	0
2002	7.830346	6.455842	-17.55%	0

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.359449	10.706590	-5.75%	0
2010	9.828924	11.359449	15.57%	0
2009	7.252672	9.828924	35.52%	0
2008	11.223104	7.252672	-35.38%	0
2007	10.522870	11.223104	6.65%	0
2006	9.622475	10.522870	9.36%	0
2005	9.301503	9.622475	3.45%	0
2004	9.007740	9.301503	3.26%	0
2003	7.824694	9.007740	15.12%	0
2002	8.754984	7.824694	-10.63%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.736203	11.056252	-5.79%	0
2010	10.174947	11.736203	15.34%	0
2009	7.509879	10.174947	35.49%	0
2008	11.643292	7.509879	-35.50%	0
2007	10.934818	11.643292	6.48%	0
2006	10.011789	10.934818	9.22%	0
2005	9.685446	10.011789	3.37%	0
2004	9.404157	9.685446	2.99%	0
2003	8.177115	9.404157	15.01%	0
2002	9.167278	8.177115	-10.80%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.269169	7.882513	-4.68%	0
2010	7.150404	8.269169	15.65%	0
2009	5.371038	7.150404	33.13%	0
2008	9.324066	5.371038	-42.40%	0
2007	8.903658	9.324066	4.72%	0
2006	7.973668	8.903658	11.66%	0
2005	6.728342	7.973668	18.51%	0
2004	6.782678	6.728342	-0.80%	0
2003	5.531752	6.782678	22.61%	0
2002	6.087441	5.531752	-9.13%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.139157	7.751951	-4.76%	0
2010	7.042681	8.139157	15.57%	0
2009	5.295070	7.042681	33.00%	0
2008	9.217209	5.295070	-42.55%	0
2007	8.817773	9.217209	4.53%	122
2006	7.909168	8.817773	11.49%	122
2005	6.690730	7.909168	18.21%	122
2004	6.744295	6.690730	-0.79%	122
2003	5.512183	6.744295	22.35%	122
2002	6.087452	5.512183	-9.45%	0

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.106441	9.984688	-1.20%	0
2010	8.965123	10.106441	12.73%	0
2009	7.038920	8.965123	27.37%	0
2008	12.543105	7.038920	-43.88%	0
2007	12.628064	12.543105	-0.67%	0
2006	10.735822	12.628064	17.63%	0
2005	10.363157	10.735822	3.60%	0
2004	9.498796	10.363157	9.10%	0
2003	7.446930	9.498796	27.55%	0
2002	9.155972	7.446930	-18.70%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.905042	10.751882	-1.40%	0
2010	9.687928	10.905042	12.56%	0
2009	7.615046	9.687928	27.22%	0
2008	13.595286	7.615046	-43.99%	0
2007	13.706987	13.595286	-0.81%	0
2006	11.667734	13.706987	17.48%	0
2005	11.282704	11.667734	3.41%	96
2004	10.355509	11.282704	8.95%	163
2003	8.130540	10.355509	27.37%	336
2002	10.019452	8.130540	-18.85%	336
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.791211	8.746945	-0.50%	0
2010	7.827364	8.791211	12.31%	0
2009	6.284331	7.827364	24.55%	0
2008	11.019598	6.284331	-42.97%	0
2007	10.045875	11.019598	9.69%	0
2006	9.074813	10.045875	10.70%	0
2005	8.615607	9.074813	5.33%	0
2004	8.317366	8.615607	3.59%	0
2003	6.870026	8.317366	21.07%	0
2002	8.419414	6.870026	-18.40%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.956447	8.892433	-0.71%	0
2010	7.982502	8.956447	12.20%	0
2009	6.416198	7.982502	24.41%	0
2008	11.274668	6.416198	-43.09%	0
2007	10.291538	11.274668	9.55%	0
2006	9.309506	10.291538	10.55%	0
2005	8.848925	9.309506	5.20%	0
2004	8.561232	8.848925	3.36%	0
2003	7.080318	8.561232	20.92%	0
2002	8.693027	7.080318	-18.55%	0

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.227155	8.070220	-1.91%	0
2010	6.770438	8.227155	21.52%	0
2009	5.393870	6.770438	25.52%	0
2008	10.436772	5.393870	-48.32%	0
2007	8.399362	10.436772	24.26%	0
2006	8.033852	8.399362	4.55%	0
2005	7.761188	8.033852	3.51%	0
2004	7.673205	7.761188	1.15%	0
2003	5.899618	7.673205	30.06%	0
2002	8.629292	5.899618	-31.63%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.366225	6.233965	-2.08%	0
2010	5.247241	6.366225	21.33%	0
2009	4.186350	5.247241	25.34%	0
2008	8.111717	4.186350	-48.39%	0
2007	6.539064	8.111717	24.05%	0
2006	6.263873	6.539064	4.39%	0
2005	6.061065	6.263873	3.35%	0
2004	6.000566	6.061065	1.01%	0
2003	4.621972	6.000566	29.83%	511
2002	6.769887	4.621972	-31.73%	511
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.792017	8.727354	-10.87%	0
2010	8.017350	9.792017	22.14%	0
2009	5.857899	8.017350	36.86%	0
2008	11.698343	5.857899	-49.93%	0
2007	10.164457	11.698343	15.09%	0
2006	9.570522	10.164457	6.21%	0
2005	9.048277	9.570522	5.77%	0
2004	8.380541	9.048277	7.97%	0
2003	6.557230	8.380541	27.81%	0
2002	9.088124	6.557230	-27.85%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.574994	8.514710	-11.07%	0
2010	7.840101	9.574994	22.13%	0
2009	5.744861	7.840101	36.47%	0
2008	11.479102	5.744861	-49.95%	0
2007	9.990486	11.479102	14.90%	0
2006	9.418157	9.990486	6.08%	0
2005	8.923899	9.418157	5.54%	0
2004	8.285300	8.923899	7.71%	0
2003	6.492407	8.285300	27.62%	0
2002	9.032967	6.492407	-28.13%	0

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.823290	11.018175	1.80%	0
2010	9.710790	10.823290	11.46%	0
2009	6.895406	9.710790	40.83%	0
2008	9.394378	6.895406	-26.60%	0
2007	9.343831	9.394378	0.54%	0
2006	8.579779	9.343831	8.91%	0
2005	8.543293	8.579779	0.43%	0
2004	7.967694	8.543293	7.22%	0
2003	6.406466	7.967694	24.37%	0
2002	6.312150	6.406466	1.49%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.644814	11.830532	1.59%	0
2010	10.458476	11.644814	11.34%	0
2009	7.442434	10.458476	40.52%	0
2008	10.150165	7.442434	-26.68%	0
2007	10.106822	10.150165	0.43%	0
2006	9.293180	10.106822	8.76%	0
2005	9.272721	9.293180	0.22%	0
2004	8.654664	9.272721	7.14%	0
2003	6.970686	8.654644	24.16%	0
2002	6.889287	6.970686	1.18%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.203965	11.374517	1.52%	0
2010	10.052046	11.203965	11.46%	0
2009	7.151525	10.052046	40.56%	0
2008	9.758884	7.151525	-26.72%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.245070	11.455203	1.87%	0
2010	10.100374	11.245070	11.33%	0
2009	7.164231	10.100374	40.98%	0
2008	9.749568	7.164231	-26.52%	0
2007*	10.000000	9.749568	-2.50%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.859438	8.855140	-0.05%	0
2010	7.863369	8.859438	12.67%	0
2009	6.340872	7.863369	24.01%	0
2008	10.275660	6.340872	-38.29%	0
2007	9.950650	10.275660	3.27%	0
2006	8.777659	9.950650	13.36%	0
2005	8.548456	8.777659	2.68%	0
2004	7.889822	8.548456	8.35%	0
2003	6.272757	7.889822	25.78%	416
2002	8.236813	6.272757	-23.84%	416

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.254491	16.038512	5.14%	0
2010	14.446173	15.254491	5.60%	0
2009	12.744578	14.446173	13.35%	0
2008	13.448313	12.744578	-5.23%	0
2007	13.159231	13.448313	2.20%	0
2006	12.873972	13.159231	2.22%	0
2005	12.860791	12.873972	0.10%	0
2004	12.569906	12.860791	2.31%	0
2003	12.198169	12.569906	3.05%	0
2002	11.286070	12.198169	8.08%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	35.970104	31.457892	-12.54%	0
2010	28.532452	35.970104	26.07%	0
2009	20.804496	28.532452	37.15%	0
2008	35.113649	20.804496	-40.75%	0
2007	31.044644	35.113649	13.11%	0
2006	28.148592	31.044644	10.29%	0
2005	24.310273	28.148592	15.79%	0
2004	19.891249	24.310273	22.22%	0
2003	14.659544	19.891249	35.69%	0
2002	16.610306	14.659544	-11.74%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.404422	19.564144	-12.68%	0
2010	17.789984	22.404422	25.94%	0
2009	12.996033	17.789984	36.89%	0
2008	21.970244	12.996033	-40.85%	0
2007	19.449341	21.970244	12.96%	0
2006	17.664358	19.449341	10.10%	0
2005	15.279991	17.664358	15.60%	0
2004	12.514089	15.279991	22.10%	0
2003	9.240929	12.514089	35.42%	335
2002	10.485654	9.240929	-11.87%	335
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.063950	10.849589	-1.94%	0
2010	11.268130	11.063950	-1.81%	0
2009	11.421623	11.268130	-1.34%	0
2008	11.317913	11.421623	0.92%	0
2007	10.986940	11.317913	3.01%	0
2006	10.693268	10.986940	2.75%	0
2005	10.594026	10.693268	0.94%	0
2004	10.686799	10.594026	-0.87%	0
2003	10.802574	10.686799	-1.07%	0
2002	10.844990	10.802574	-0.39%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.273982	9.140591	-18.92%	0
2010	10.186256	11.273982	10.68%	0
2009	8.224965	10.186256	23.85%	0
2008	14.959481	8.224965	-45.02%	0
2007	13.031869	14.959481	14.79%	0
2006	11.279497	13.031869	15.54%	0
2005	9.678616	11.279497	16.54%	0
2004	8.706766	9.678616	11.16%	0
2003	6.207036	8.706766	40.27%	0
2002	7.955555	6.207036	-21.98%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.002680	7.289234	-19.03%	0
2010	8.145862	9.002680	10.52%	0
2009	6.588777	8.145862	23.63%	0
2008	12.003862	6.588777	-45.11%	0
2007	10.470834	12.003862	14.64%	0
2006	9.076267	10.470834	15.36%	0
2005	7.800477	9.076267	16.36%	0
2004	7.027999	7.800477	10.99%	0
2003	5.016125	7.027999	40.11%	0
2002	6.438299	5.016125	-22.09%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.675044	10.256482	-19.08%	0
2010	11.469080	12.675044	10.51%	0
2009	9.278251	11.469080	23.61%	0
2008	16.899403	9.278251	-45.10%	0
2007	14.740282	16.899403	14.65%	0
2006	12.772696	14.740282	15.40%	0
2005	10.981123	12.772696	16.32%	0
2004*	10.000000	10.981123	9.81%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.814673	10.380387	-19.00%	0
2010	11.576514	12.814673	10.70%	0
2009	9.343670	11.576514	23.90%	0
2008	16.998090	9.343670	-45.03%	0
2007	14.805472	16.998090	14.81%	0
2006	12.814297	14.805472	15.54%	0
2005	10.999931	12.814297	16.49%	0
2004*	10.000000	10.999931	10.00%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.796255	10.305710	-4.54%	0
2010	9.361919	10.796255	15.32%	0
2009	6.714616	9.361919	39.43%	0
2008	12.821348	6.714616	-47.63%	0
2007	12.835334	12.821348	-0.11%	0
2006	11.438215	12.835334	12.21%	0
2005	11.007345	11.438215	3.91%	0
2004	10.117444	11.007345	8.80%	0
2003	7.703853	10.117444	31.33%	0
2002	9.337635	7.703853	-17.50%	0

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.638056	10.141285	-4.67%	0
2010	9.241740	10.638056	15.11%	0
2009	6.639591	9.241740	39.19%	0
2008	12.695115	6.639591	-47.70%	0
2007	12.725517	12.695115	-0.24%	0
2006	11.355020	12.725517	12.07%	0
2005	10.952670	11.355020	3.67%	0
2004	10.080268	10.952670	8.65%	0
2003	7.694378	10.080268	31.01%	0
2002	9.337644	7.694378	-17.60%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.693828	13.119542	-10.71%	0
2010	11.862805	14.693828	23.86%	0
2009	7.694625	11.862805	54.17%	0
2008	16.090682	7.694625	-52.18%	0
2007	15.558096	16.090682	3.42%	0
2006	13.668800	15.558096	13.82%	0
2005	13.606436	13.668800	0.46%	0
2004	12.186555	13.606436	11.65%	0
2003	7.884634	12.186555	54.56%	0
2002*	10.000000	7.884634	-21.15%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.708059	12.213973	-10.90%	0
2010	11.077185	13.708059	23.75%	0
2009	7.196214	11.077185	53.93%	0
2008	15.082453	7.196214	-52.29%	0
2007	14.605151	15.082453	3.27%	0
2006	12.852492	14.605151	13.64%	0
2005	12.809829	12.852492	0.33%	0
2004	11.488020	12.809829	11.51%	0
2003	7.452860	11.488020	54.14%	0
2002*	10.000000	7.452860	-25.47%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.913662	13.445568	4.12%	0
2010	10.901031	12.913662	18.46%	0
2009	9.457731	10.901031	15.26%	0
2008	13.217059	9.457731	-28.44%	0
2007	13.829074	13.217059	-4.43%	0
2006	12.022348	13.829074	15.03%	0
2005	11.837316	12.022348	1.56%	0
2004	10.862932	11.837316	8.97%	0
2003	8.880601	10.862932	22.32%	0
2002*	10.000000	8.880601	-11.19%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.044914	8.723232	-3.56%	0
2010	8.375293	9.044914	8.00%	0
2009	6.564641	8.375293	27.58%	0
2008*	10.000000	6.564641	-34.35%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.318992	12.560864	-12.28%	0
2010	13.451486	14.318992	6.45%	0
2009	9.999145	13.451486	34.53%	0
2008	17.081556	9.999145	-41.46%	0
2007	15.062752	17.081556	13.40%	0
2006	12.635456	15.062752	19.21%	0
2005	11.675913	12.635456	8.22%	0
2004	10.027665	11.675913	16.44%	0
2003	7.723242	10.027665	29.84%	0
2002*	10.000000	7.723242	-22.77%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.518473	10.296763	-2.11%	0
2010	9.801869	10.518473	7.31%	0
2009	7.799829	9.801869	25.67%	0
2008	11.399301	7.799829	-31.58%	0
2007	10.765392	11.399301	5.89%	0
2006*	10.000000	10.765392	7.65%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.396962	10.154351	-2.33%	0
2010	9.715827	10.396962	7.01%	0
2009	7.750414	9.715827	25.36%	0
2008	11.356258	7.750414	-31.75%	0
2007	10.748394	11.356258	5.66%	0
2006*	10.000000	10.748394	7.48%	0
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.728005	16.150970	-8.90%	0
2010	16.072292	17.728005	10.30%	0
2009	12.162445	16.072292	32.15%	0
2008	20.885963	12.162445	-41.77%	0
2007	18.633403	20.885963	12.09%	0
2006	14.874913	18.633403	25.27%	0
2005	12.901375	14.874913	15.30%	0
2004	10.647352	12.901375	21.17%	0
2003	8.452716	10.647352	25.96%	0
2002*	10.000000	8.452716	-15.47%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.613763	13.401742	-8.29%	0
2010	13.074271	14.613763	11.77%	0
2009	10.250873	13.074271	27.54%	0
2008	14.641393	10.250873	-29.99%	0
2007	13.646374	14.641393	7.29%	0
2006	12.523281	13.646374	8.97%	0
2005	11.879805	12.523281	5.42%	0
2004	10.655950	11.879805	11.49%	0
2003	8.544826	10.655950	24.71%	0
2002*	10.000000	8.544826	-14.55%	0

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.352394	9.492567	-8.31%	0
2010	8.839407	10.352394	17.12%	0
2009	5.448069	8.839407	62.25%	0
2008	10.931204	5.448069	-50.16%	0
2007	9.568631	10.931204	14.24%	95
2006	9.518525	9.568631	0.53%	95
2005	9.027599	9.518525	5.44%	95
2004	8.631556	9.027599	4.59%	177
2003	6.936655	8.631556	24.43%	95
2002*	10.000000	6.936655	-30.63%	0
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.697490	11.216602	-4.11%	0
2010	10.322006	11.697490	13.33%	0
2009	8.206715	10.322006	25.78%	0
2008	13.051438	8.206715	-37.12%	0
2007	13.643785	13.051438	-4.34%	0
2006	12.002701	13.643785	13.67%	0
2005	11.769458	12.002701	1.98%	0
2004	10.232432	11.769458	15.02%	66
2003	7.988436	10.232432	28.09%	0
2002*	10.000000	7.988436	-20.12%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.562358	11.418568	-9.10%	0
2010	11.801289	12.562358	6.45%	0
2009*	10.000000	11.801289	18.01%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.277670	10.104659	-1.68%	0
2010	9.355742	10.277670	9.85%	0
2009	6.866874	9.355742	36.24%	0
2008	11.124834	6.866874	-38.27%	0
2007	10.230971	11.124834	8.74%	92
2006	9.733537	10.230971	5.11%	92
2005	9.533702	9.733537	2.10%	92
2004	8.930782	9.533702	6.75%	92
2003	7.436550	8.930782	20.09%	92
2002*	10.000000	7.436550	-25.63%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.493427	7.806745	-8.08%	0
2010	6.711089	8.493427	26.56%	0
2009	4.850628	6.711089	38.36%	0
2008	10.231016	4.850628	-52.59%	0
2007	9.539183	10.231016	7.25%	0
2006	9.519661	9.539183	0.21%	0
2005	9.448349	9.519661	0.75%	0
2004	8.433459	9.448349	12.03%	107
2003	6.302521	8.433459	33.81%	0
2002*	10.000000	6.302521	-36.97%	0

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.982504	12.259021	-12.33%	0
2010	10.500804	13.982504	33.16%	0
2009	6.580185	10.500804	59.58%	0
2008	11.108098	6.580185	-40.76%	0
2007	11.092236	11.108098	0.14%	0
2006	10.027241	11.092236	10.62%	0
2005	9.746111	10.027241	2.88%	0
2004	9.368388	9.746111	4.03%	0
2003	7.167934	9.368388	30.70%	0
2002*	10.000000	7.167934	-28.32%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.037648	12.711338	-2.50%	0
2010	11.967952	13.037648	8.94%	0
2009	9.978196	11.967952	19.94%	0
2008	15.146862	9.978196	-34.12%	0
2007	14.374062	15.146862	5.38%	0
2006	12.177000	14.374062	18.04%	0
2005	11.676025	12.177000	4.29%	0
2004	10.381268	11.676025	12.47%	0
2003	8.498659	10.381268	22.15%	0
2002*	10.000000	8.498659	-15.01%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.695520	10.290473	-3.79%	0
2010*	10.000000	10.695520	6.96%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.720413	13.505087	-1.57%	0
2010	12.379296	13.720413	10.83%	0
2009*	10.000000	12.379296	23.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.875579	9.763427	-1.14%	0
2010	9.000512	9.875579	9.72%	0
2009	7.445547	9.000512	20.88%	0
2008	10.824700	7.445547	-31.22%	0
2007	10.412999	10.824700	3.95%	0
2006*	10.000000	10.412999	4.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.555724	10.931779	3.56%	0
2010	10.167548	10.555724	3.82%	0
2009	9.255754	10.167548	9.85%	0
2008	10.484532	9.255754	-11.72%	0
2007	10.395160	10.484532	0.86%	0
2006*	10.000000	10.395160	3.95%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.886326	9.670813	-11.17%	0
2010	9.985564	10.886326	9.02%	0
2009	7.199342	9.985564	38.70%	0
2008	11.978384	7.199342	-39.90%	0
2007	10.694225	11.978384	12.01%	0
2006*	10.000000	10.694225	6.94%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.634207	8.994660	-6.64%	0
2010	8.321680	9.634207	15.77%	0
2009	6.121705	8.321680	35.94%	0
2008	11.203628	6.121705	-45.36%	0
2007	10.223017	11.203628	9.59%	0
2006*	10.000000	10.223017	2.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.235629	7.886775	-4.24%	0
2010	7.576352	8.235629	8.70%	0
2009	5.918499	7.576352	28.01%	0
2008	9.756266	5.918499	-39.34%	0
2007*	10.000000	9.756266	-2.44%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.712686	12.926792	1.68%	0
2010	11.469253	12.712686	10.84%	0
2009	8.015516	11.469253	43.09%	0
2008	11.381340	8.015516	-29.57%	0
2007	11.263973	11.381340	1.04%	0
2006	10.397061	11.263973	8.34%	0
2005*	10.000000	10.397061	3.97%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.607930	7.448970	-13.46%	0
2010	7.616165	8.607930	13.02%	0
2009	5.083276	7.616165	49.83%	0
2008*	10.000000	5.083276	-49.17%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.503068	9.012630	-5.16%	0
2010	7.850554	9.503068	21.05%	0
2009	6.093352	7.850554	28.84%	0
2008*	10.000000	6.093352	-39.07%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.479541	8.982352	-5.24%	0
2010	7.832337	9.479541	21.03%	0
2009	6.091458	7.832337	28.58%	0
2008*	10.000000	6.091458	-39.09%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.012456	8.264930	-8.29%	0
2010	8.003883	9.012456	12.60%	0
2009	6.324797	8.003883	26.55%	0
2008*	10.000000	6.324797	-36.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.000579	9.664236	-3.36%	0
2010	9.247492	10.000579	8.14%	0
2009	7.879262	9.247492	17.36%	0
2008*	10.000000	7.879262	-21.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.587191	9.067261	-5.42%	0
2010	8.708785	9.587191	10.09%	0
2009	7.160724	8.708785	21.62%	0
2008*	10.000000	7.160724	-28.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.450358	10.381053	-0.66%	0
2010	9.989661	10.450358	4.61%	0
2009	9.023775	9.989661	10.70%	0
2008*	10.000000	9.023775	-9.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.794617	9.370438	-4.33%	0
2010	8.978578	9.794617	9.09%	0
2009	7.516739	8.978578	19.45%	0
2008*	10.000000	7.516739	-24.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.356738	8.737123	-6.62%	0
2010	8.430273	9.356738	10.99%	0
2009	6.799494	8.430273	23.98%	0
2008*	10.000000	6.799494	-32.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.165246	9.930383	-2.31%	0
2010	9.518084	10.165246	6.80%	0
2009	8.257336	9.518084	15.27%	0
2008*	10.000000	8.257336	-17.43%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.959942	11.443906	4.42%	0
2010	10.451751	10.959942	4.86%	0
2009	9.808813	10.451751	6.55%	0
2008*	10.000000	9.808813	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.887822	11.330575	4.07%	0
2010	10.410060	10.887822	4.59%	0
2009	9.787083	10.410060	6.37%	0
2008*	10.000000	9.787083	-2.13%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.827538	12.286392	3.88%	0
2010	11.168792	11.827538	5.90%	0
2009	9.792877	11.168792	14.05%	0
2008*	10.000000	9.792877	-2.07%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.002015	21.230576	-24.18%	0
2010	24.662975	28.002015	13.54%	0
2009	15.438846	24.662975	59.75%	0
2008	37.468144	15.438846	-58.79%	0
2007	26.348683	37.468144	42.20%	0
2006	19.732557	26.348683	33.53%	0
2005	15.222542	19.732557	29.63%	0
2004	12.903898	15.222542	17.97%	0
2003	8.000192	12.903898	61.29%	0
2002*	10.000000	8.000192	-20.00%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.646792	16.413292	-24.18%	0
2010	19.069526	21.646792	13.52%	0
2009	11.937394	19.069526	59.75%	0
2008	28.924923	11.937394	-58.73%	0
2007	20.304691	28.924923	42.45%	0
2006	15.179352	20.304691	33.77%	0
2005	11.696090	15.179352	29.78%	0
2004*	10.000000	11.696090	16.96%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.738672	13.383575	5.06%	0
2010	12.411756	12.738672	2.63%	0
2009	12.339755	12.411756	0.58%	0
2008	11.695144	12.339755	5.51%	0
2007	11.143505	11.695144	4.95%	0
2006	11.008261	11.143505	1.23%	0
2005	10.882837	11.008261	1.15%	0
2004	10.759596	10.882837	1.15%	0
2003	10.769392	10.759596	-0.09%	0
2002*	10.000000	10.769392	7.69%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.624047	6.721206	-11.84%	0
2010	6.887836	7.624047	10.69%	0
2009	5.432161	6.887836	26.80%	0
2008*	10.000000	5.432161	-45.68%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.921206	12.159225	-5.90%	0
2010	11.507936	12.921206	12.28%	0
2009	9.236069	11.507936	24.60%	0
2008	14.930713	9.236069	-38.14%	0
2007	14.387661	14.930713	3.77%	0
2006	12.567923	14.387661	14.48%	0
2005	11.887323	12.567923	5.73%	93
2004	10.643192	11.887323	11.69%	93
2003	8.239862	10.643192	29.17%	0
2002*	10.000000	8.239862	-17.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.348836	12.203251	-1.18%	0
2010	11.480434	12.348836	7.56%	0
2009*	10.000000	11.480434	14.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.208826	12.817529	-2.96%	0
2010	12.036988	13.208826	9.74%	0
2009*	10.000000	12.036988	20.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.836441	11.934177	0.83%	0
2010	11.411669	11.836441	3.72%	0
2009	10.680241	11.411669	6.85%	0
2008	11.602599	10.680241	-7.95%	0
2007	11.241807	11.602599	3.21%	0
2006	10.810079	11.241807	3.99%	0
2005	10.682437	10.810079	1.19%	0
2004	10.421167	10.682437	2.51%	0
2003	9.859675	10.421167	5.69%	0
2002*	10.000000	9.859675	-1.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.617565	12.354447	-2.09%	0
2010	11.613972	12.617565	8.64%	359
2009	9.952559	11.613972	16.69%	359
2008	13.229808	9.952559	-24.77%	638
2007	12.784662	13.229808	3.48%	1,151
2006	11.720796	12.784662	9.08%	1,151
2005	11.358376	11.720796	3.19%	1,151
2004	10.586524	11.358376	7.29%	1,151
2003	9.002767	10.586524	17.59%	513
2002*	10.000000	9.002767	-9.97%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.929421	12.395553	-4.13%	0
2010	11.698416	12.929421	10.52%	0
2009	9.601269	11.698416	21.84%	0
2008	14.287524	9.601269	-32.80%	0
2007	13.742952	14.287524	3.96%	77
2006	12.248708	13.742952	12.20%	77
2005	11.678394	12.248708	4.88%	77
2004	10.636483	11.678394	9.80%	77
2003	8.574362	10.636483	24.05%	77
2002*	10.000000	8.574362	-14.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.393533	12.390425	-0.03%	0
2010	11.659804	12.393533	6.29%	0
2009	10.390774	11.659804	12.21%	0
2008	12.486893	10.390774	-16.79%	0
2007	12.043944	12.486893	3.68%	0
2006	11.340140	12.043944	6.21%	0
2005	11.079764	11.340140	2.35%	0
2004	10.555919	11.079764	4.96%	0
2003	9.478335	10.555919	11.37%	0
2002*	10.000000	9.478335	-5.22%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.727135	13.145948	-4.23%	0
2010	12.880774	13.727135	6.57%	0
2009*	10.000000	12.880774	28.81%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.668384	13.054694	-4.49%	0
2010	12.859078	13.668384	6.29%	0
2009*	10.000000	12.859078	28.59%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.838444	15.119637	-4.54%	0
2010	12.812507	15.838444	23.62%	0
2009	9.564996	12.812507	33.95%	0
2008	15.370012	9.564996	-37.77%	0
2007	14.590476	15.370012	5.34%	0
2006	13.554553	14.590476	7.64%	0
2005	12.343864	13.554553	9.81%	0
2004	10.889088	12.343864	13.36%	0
2003	8.255915	10.889088	31.89%	0
2002*	10.000000	8.255915	-17.44%	0

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.822510	14.130352	-4.67%	0
2010	12.022686	14.822510	23.29%	0
2009	8.992109	12.022686	33.70%	0
2008	14.483901	8.992109	-37.92%	0
2007	13.773359	14.483901	5.16%	0
2006	12.812574	13.773359	7.50%	0
2005	11.689122	12.812574	9.61%	0
2004	10.331822	11.689122	13.14%	0
2003	7.854035	10.331822	31.55%	0
2002*	10.000000	7.854035	-21.46%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.790129	9.589986	-2.04%	0
2010	9.995014	9.790129	-2.05%	0
2009	10.199917	9.995014	-2.01%	0
2008	10.203835	10.199917	-0.04%	0
2007	9.942079	10.203835	2.63%	0
2006	9.709705	9.942079	2.39%	0
2005	9.654764	9.709705	0.57%	0
2004	9.777495	9.654764	-1.26%	0
2003	9.920064	9.777495	-1.44%	0
2002*	10.000000	9.920064	-0.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.976518	7.946615	-11.47%	0
2010	8.052542	8.976518	11.47%	0
2009	6.040119	8.052542	33.32%	0
2008*	10.000000	6.040119	-39.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.594268	8.705114	-17.83%	0
2010	10.192789	10.594268	3.94%	0
2009	8.014714	10.192789	27.18%	0
2008	15.247531	8.014714	-47.44%	0
2007	15.125073	15.247531	0.81%	0
2006	12.579326	15.125073	20.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.412351	8.526504	-18.11%	0
2010	10.042568	10.412351	3.68%	0
2009	7.917718	10.042568	26.84%	0
2008	15.096355	7.917718	-47.55%	0
2007	15.009110	15.096355	0.58%	0
2006	12.517575	15.009110	19.90%	0
2005	11.429957	12.517575	9.52%	0
2004*	10.000000	11.429957	14.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.980902	8.512790	-5.21%	0
2010	7.948024	8.980902	13.00%	0
2009	6.273070	7.948024	26.70%	0
2008*	10.000000	6.273070	-37.27%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.629506	7.937921	-8.01%	0
2010	7.814020	8.629506	10.44%	0
2009	6.261242	7.814020	24.80%	0
2008*	10.000000	6.261242	-37.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.507383	8.898342	-6.41%	0
2010	7.674790	9.507383	23.88%	0
2009	6.183862	7.674790	24.11%	0
2008*	10.000000	6.183862	-38.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.980860	9.549696	-4.32%	0
2010	8.517404	9.980860	17.18%	0
2009	6.664890	8.517404	27.80%	0
2008*	10.000000	6.664890	-33.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.439072	9.166325	-2.89%	0
2010	7.702715	9.439072	22.54%	0
2009	6.182992	7.702715	24.58%	0
2008	11.807494	6.182992	-47.64%	0
2007	11.009965	11.807494	7.24%	0
2006	10.913993	11.009965	0.88%	0
2005	10.341717	10.913993	5.53%	0
2004	9.329562	10.341717	10.85%	0
2003	7.104654	9.329562	31.32%	0
2002*	10.000000	7.104654	-28.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.518836	13.500626	-7.01%	0
2010	11.707631	14.518836	24.01%	0
2009	9.470102	11.707631	23.63%	0
2008	14.250591	9.470102	-33.55%	0
2007	15.628050	14.250591	-8.81%	0
2006	13.601937	15.628050	14.90%	0
2005	13.471765	13.601937	0.97%	0
2004	11.725320	13.471765	14.89%	0
2003	7.631462	11.725320	53.64%	0
2002*	10.000000	7.631462	-23.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.211784	12.235705	-7.39%	0
2010	10.664641	13.211784	23.88%	0
2009	8.650763	10.664641	23.28%	0
2008	13.046099	8.650763	-33.69%	0
2007	14.358749	13.046099	-9.14%	0
2006	12.518210	14.358749	14.70%	0
2005	12.433603	12.518210	0.68%	0
2004	10.849698	12.433603	14.60%	0
2003	7.079974	10.849698	53.24%	0
2002*	10.000000	7.079974	-29.20%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.603144	14.434231	-7.49%	0
2010	12.711009	15.603144	22.75%	0
2009	9.633900	12.711009	31.94%	0
2008	15.912963	9.633900	-39.46%	0
2007	15.908691	15.912963	0.03%	0
2006	14.495690	15.908691	9.75%	0
2005	13.175268	14.495690	10.02%	0
2004	11.301153	13.175268	16.58%	0
2003	8.181745	11.301153	38.13%	0
2002*	10.000000	8.181745	-18.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.643298	14.433982	-7.73%	0
2010	12.778409	15.643298	22.42%	0
2009	9.704599	12.778409	31.67%	0
2008	16.072778	9.704599	-39.62%	0
2007	16.105934	16.072778	-0.21%	0
2006	14.713018	16.105934	9.47%	0
2005	13.409950	14.713018	9.72%	0
2004	11.525542	13.409950	16.35%	0
2003	8.368027	11.525542	37.73%	0
2002*	10.000000	8.368027	-16.32%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.749882	8.603285	-1.68%	0
2010	7.889599	8.749882	10.90%	0
2009	6.415224	7.889599	22.98%	0
2008	11.217568	6.415224	-42.81%	0
2007	10.615687	11.217568	5.67%	0
2006*	10.000000	10.615687	6.16%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.031330	9.389638	3.97%	0
2010	7.102175	9.031330	27.16%	0
2009	5.555654	7.102175	27.84%	0
2008*	10.000000	5.555654	-44.44%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.321841	10.242058	-0.77%	0
2010	10.288878	10.321841	0.32%	0
2009	9.806953	10.288878	4.91%	0
2008*	10.000000	9.806953	-1.93%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.391270	11.487094	-14.22%	0
2010	12.855533	13.391270	4.17%	0
2009*	10.000000	12.855533	28.56%	0

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.677102	12.035204	-5.06%	0
2010	10.534507	12.677102	20.34%	0
2009	8.183285	10.534507	28.73%	0
2008	13.796770	8.183285	-40.69%	0
2007	13.090466	13.796770	5.40%	0
2006	11.753143	13.090466	11.38%	0
2005	11.228435	11.753143	4.67%	0
2004*	10.000000	11.228435	12.28%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.081774	12.652998	-10.15%	0
2010	12.396024	14.081774	13.60%	0
2009	9.059228	12.396024	36.83%	0
2008	15.465396	9.059228	-41.42%	0
2007	14.849737	15.465396	4.15%	0
2006	12.881137	14.849737	15.28%	0
2005	11.500918	12.881137	12.00%	0
2004*	10.000000	11.500918	15.01%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.850131	12.414476	-10.37%	0
2010	12.224418	13.850131	13.30%	0
2009	8.954115	12.224418	36.52%	0
2008	15.325079	8.954115	-41.57%	0
2007	14.753720	15.325079	3.87%	0
2006	12.829390	14.753720	15.00%	0
2005	11.483888	12.829390	11.72%	0
2004*	10.000000	11.483888	14.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.760526	14.158103	-10.17%	0
2010	13.874944	15.760526	13.59%	0
2009	10.134617	13.874944	36.91%	0
2008	17.299602	10.134617	-41.42%	0
2007	16.613807	17.299602	4.13%	0
2006	14.410929	16.613807	15.29%	0
2005	12.870149	14.410929	11.97%	0
2004	11.026373	12.870149	16.72%	0
2003	7.870764	11.026373	40.09%	0
2002*	10.000000	7.870764	-21.29%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.393475	13.792665	-10.40%	0
2010	13.582494	15.393475	13.33%	0
2009	9.950725	13.582494	36.50%	0
2008	17.026221	9.950725	-41.56%	0
2007	16.387956	17.026221	3.89%	0
2006	14.254788	16.387956	14.96%	0
2005	12.758362	14.254788	11.73%	0
2004	10.956816	12.758362	16.44%	0
2003	7.829889	10.956816	39.94%	0
2002*	10.000000	7.829889	-21.70%	0

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.695639	15.474494	-1.41%	0
2010	13.961544	15.695639	12.42%	0
2009	12.037732	13.961544	15.98%	0
2008	14.371455	12.037732	-16.24%	0
2007	13.394389	14.371455	7.29%	0
2006	12.751541	13.394389	5.04%	0
2005	12.702774	12.751541	0.38%	0
2004	11.959911	12.702774	6.21%	0
2003	10.421844	11.959911	14.76%	0
2002*	10.000000	10.421844	4.22%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.747381	2.640614	-3.89%	0
2010	2.445706	2.747381	12.33%	0
2009	1.969888	2.445706	24.15%	0
2008	9.528140	1.969888	-79.33%	0
2007*	10.000000	9.528140	-4.72%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.760745	3.597721	-4.33%	0
2010	3.344057	3.760745	12.46%	0
2009	2.724308	3.344057	22.75%	0
2008	13.041775	2.724308	-79.11%	0
2007	13.329787	13.041775	-2.16%	0
2006	12.436090	13.329787	7.19%	0
2005	12.408560	12.436090	0.22%	0
2004	11.625785	12.408560	6.73%	0
2003	9.574959	11.625785	21.42%	0
2002*	10.000000	9.574959	-4.25%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.891843	10.635458	-2.35%	0
2010	9.600305	10.891843	13.45%	0
2009	7.657584	9.600305	25.37%	0
2008	12.738534	7.657584	-39.89%	0
2007	12.488147	12.738534	2.00%	0
2006	11.109213	12.488147	12.41%	0
2005	10.725304	11.109213	3.58%	0
2004	10.032249	10.725304	6.91%	0
2003	8.100470	10.032249	23.85%	0
2002*	10.000000	8.100470	-19.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.955516	15.283275	-4.21%	0
2010	13.199615	15.955516	20.88%	0
2009	9.822434	13.199615	34.38%	0
2008	16.130583	9.822434	-39.11%	0
2007	16.671783	16.130583	-3.25%	0
2006	14.800054	16.671783	12.65%	0
2005	13.745172	14.800054	7.67%	0
2004	11.750714	13.745172	16.97%	0
2003	8.309842	11.750714	41.41%	0
2002*	10.000000	8.309842	-16.90%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.417404	9.004896	-4.38%	0
2010	7.812955	9.417404	20.54%	0
2009	5.827262	7.812955	34.08%	0
2008	9.596542	5.827262	-39.28%	0
2007	9.936849	9.596542	-3.42%	0
2006*	10.000000	9.936849	-0.63%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.586746	12.305093	6.20%	0
2010	10.815580	11.586746	7.13%	0
2009*	10.000000	10.815580	8.16%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.224697	11.106030	-1.06%	0
2010	10.894646	11.224697	3.03%	0
2009*	10.000000	10.894646	8.95%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.286433	11.476435	-6.59%	0
2010	10.966630	12.286433	12.03%	0
2009	8.624901	10.966630	27.15%	0
2008	14.364366	8.624901	-39.96%	0
2007	15.609361	14.364366	-7.98%	0
2006	13.747700	15.609361	13.54%	0
2005	13.337274	13.747700	3.08%	0
2004	12.254650	13.337274	8.83%	0
2003*	10.000000	12.254650	22.55%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.203836	9.929606	-18.64%	0
2010	11.323724	12.203836	7.77%	0
2009	9.275800	11.323724	22.08%	0
2008	16.896652	9.275800	-45.10%	0
2007	15.920198	16.896652	6.13%	0
2006	12.725055	15.920198	25.11%	0
2005	11.578311	12.725055	9.90%	0
2004	10.173004	11.578311	13.81%	0
2003	8.080557	10.173004	25.89%	0
2002*	10.000000	8.080557	-19.19%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.588591	12.681395	-6.68%	0
2010	11.011522	13.588591	23.40%	0
2009	8.546953	11.011522	28.84%	0
2008	14.390586	8.546953	-40.61%	0
2007	16.834882	14.390586	-14.52%	0
2006	14.652153	16.834882	14.90%	0
2005	13.975140	14.652153	4.84%	0
2004	11.304148	13.975140	23.63%	0
2003	7.711748	11.304148	46.58%	0
2002*	10.000000	7.711748	-22.88%	0

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.313760	10.713504	-19.53%	0
2010	11.251964	13.313760	18.32%	0
2009	7.008913	11.251964	60.54%	0
2008	11.364308	7.008913	-38.33%	0
2007	10.996424	11.364308	3.35%	0
2006	10.647221	10.996424	3.28%	0
2005	10.283953	10.647221	3.53%	0
2004	9.996085	10.283953	2.88%	0
2003	8.170019	9.996085	22.35%	0
2002*	10.000000	8.170019	-18.30%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.751599	11.100878	3.25%	0
2010	10.272077	10.751599	4.67%	0
2009	9.587654	10.272077	7.14%	0
2008	10.931263	9.587654	-12.29%	0
2007	10.607728	10.931263	3.05%	0
2006	10.456755	10.607728	1.44%	0
2005	10.270946	10.456755	1.81%	0
2004	10.075530	10.270946	1.94%	0
2003*	10.000000	10.075530	0.76%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.168409	15.109546	-6.55%	0
2010	13.020541	16.168409	24.18%	0
2009*	10.000000	13.020541	30.21%	0
Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.722664	10.850487	-7.44%	0
2010	10.825517	11.722664	8.29%	0
2009	8.797889	10.825517	23.05%	0
2008	12.664519	8.797889	-31.80%	0
2007	12.097442	12.664519	4.69%	0
2006	11.184498	12.097442	8.16%	0
2005	10.979163	11.184498	1.87%	0
2004	10.580647	10.979163	3.77%	0
2003	9.209781	10.580647	14.88%	0
2002*	10.000000	9.209781	-7.90%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.228345	10.621886	3.85%	0
2010	9.262155	10.228345	10.43%	0
2009	7.861189	9.262155	17.82%	0
2008	13.540347	7.861189	-41.94%	0
2007	13.191244	13.540347	2.65%	0
2006	11.517271	13.191244	14.53%	0
2005	11.246698	11.517271	2.41%	0
2004	10.328809	11.246698	8.89%	0
2003	7.981388	10.328809	29.41%	0
2002*	10.000000	7.981388	-20.19%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.414611	12.157746	-21.13%	0
2010	15.095948	15.414611	2.11%	0
2009	11.476632	15.095948	31.54%	0
2008	25.094614	11.476632	-54.27%	0
2007	24.280491	25.094614	3.35%	0
2006	18.353939	24.280491	32.29%	0
2005	16.088523	18.353939	14.08%	0
2004	13.158299	16.088523	22.27%	0
2003	9.336747	13.158299	40.93%	0
2002*	10.000000	9.336747	-6.63%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.760083	9.196886	-5.77%	0
2010	9.076910	9.760083	7.53%	0
2009	6.762356	9.076910	34.23%	0
2008	11.478610	6.762356	-41.09%	0
2007	10.321035	11.478610	11.22%	0
2006	10.609883	10.321035	-2.72%	0
2005	9.436134	10.609883	12.44%	0
2004	8.896132	9.436134	6.07%	0
2003	7.365674	8.896132	20.78%	0
2002*	10.000000	7.365674	-26.34%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.240863	16.318671	-10.54%	0
2010	14.718255	18.240863	23.93%	0
2009	10.538502	14.718255	39.66%	0
2008	16.754257	10.538502	-37.10%	0
2007	16.858131	16.754257	-0.62%	0
2006	15.077460	16.858131	11.81%	0
2005	14.442174	15.077460	4.40%	0
2004	12.388790	14.442174	16.57%	0
2003	8.981493	12.388790	37.94%	0
2002*	10.000000	8.981493	-10.19%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.901996	12.171792	-5.66%	0
2010	12.006618	12.901996	7.46%	0
2009*	10.000000	12.006618	20.07%	0

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.309897	15.073379	-1.54%	0
2010	12.428165	15.309897	23.19%	0
2009	10.153697	12.428165	22.40%	0
2008	15.013038	10.153697	-32.37%	0
2007	15.438022	15.013038	-2.75%	0
2006	13.782120	15.438022	12.01%	0
2005	13.127293	13.782120	4.99%	0
2004	11.001166	13.127293	19.33%	0
2003	8.155629	11.001166	34.89%	0
2002*	10.000000	8.155629	-18.44%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.972784	10.839647	-1.21%	0
2010	9.761698	10.972784	12.41%	0
2009	7.454689	9.761698	30.95%	0
2008	11.612442	7.454689	-35.80%	0
2007	11.006008	11.612442	5.51%	0
2006	10.294283	11.006008	6.91%	0
2005	10.147567	10.294283	1.45%	0
2004	9.759111	10.147567	3.98%	0
2003	7.911070	9.759111	23.36%	0
2002*	10.000000	7.911070	-20.89%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.715080	11.684926	-0.26%	0
2010	10.420015	11.715080	12.43%	0
2009	8.424891	10.420015	23.68%	0
2008	13.691078	8.424891	-38.46%	0
2007	13.288042	13.691078	3.03%	0
2006	11.751059	13.288042	13.08%	0
2005	11.464515	11.751059	2.50%	0
2004	10.584155	11.464515	8.32%	0
2003	8.422115	10.584155	25.67%	0
2002*	10.000000	8.422115	-15.78%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.118526	13.051728	-0.51%	0
2010	11.699036	13.118526	12.13%	0
2009	9.480743	11.699036	23.40%	0
2008	15.450846	9.480743	-38.64%	0
2007	15.033691	15.450846	2.77%	0
2006	13.328490	15.033691	12.79%	0
2005	13.035589	13.328490	2.25%	0
2004	12.066029	13.035589	8.04%	0
2003*	10.000000	12.066029	20.66%	0

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.544104	9.754431	-7.49%	0
2010	9.530421	10.544104	10.64%	0
2009	8.594710	9.530421	10.89%	0
2008	12.482597	8.594710	-31.15%	0
2007	11.630461	12.482597	7.33%	0
2006	10.259989	11.630461	13.36%	0
2005	10.304751	10.259989	-0.43%	0
2004	9.827076	10.304751	4.86%	0
2003	8.102923	9.827076	21.28%	0
2002*	10.000000	8.102923	-18.97%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.789398	17.246838	2.72%	0
2010	14.992970	16.789398	11.98%	0
2009	10.043718	14.992970	49.28%	0
2008	13.881817	10.043718	-27.65%	0
2007	13.743431	13.881817	1.01%	0
2006	12.695759	13.743431	8.25%	0
2005	12.679338	12.695759	0.13%	0
2004	11.756745	12.679338	7.85%	0
2003	9.860009	11.756745	19.24%	0
2002*	10.000000	9.860009	-1.40%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.985111	13.002068	0.13%	0
2010	12.223999	12.985111	6.23%	0
2009	10.367503	12.223999	17.91%	0
2008	11.422344	10.367503	-9.23%	0
2007	11.072563	11.422344	3.16%	0
2006	10.858344	11.072563	1.97%	0
2005	10.948569	10.858344	-0.82%	0
2004	10.792733	10.948569	1.44%	0
2003	10.534838	10.792733	2.45%	0
2002*	10.000000	10.534838	5.35%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.847270	12.828563	-0.15%	0
2010	12.119075	12.847270	6.01%	0
2009	10.302405	12.119075	17.63%	0
2008	11.383159	10.302405	-9.49%	0
2007	11.060137	11.383159	2.92%	0
2006	10.870631	11.060137	1.74%	0
2005	10.994650	10.870631	-1.13%	0
2004	10.869642	10.994650	1.15%	0
2003	10.630846	10.869642	2.25%	0
2002*	10.000000	10.630846	6.31%	0

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.678843	11.126733	-4.73%	0
2010	10.451262	11.678843	11.75%	0
2009	8.279303	10.451262	26.23%	0
2008	11.881379	8.279303	-30.32%	0
2007	10.521653	11.881379	12.92%	0
2006	10.021635	10.521653	4.99%	0
2005	9.849114	10.021635	1.75%	0
2004	9.548650	9.849114	3.15%	0
2003	8.272117	9.548650	15.43%	0
2002	9.270309	8.272117	-10.77%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.944038	10.412971	-4.85%	0
2010	9.808986	10.944038	11.57%	0
2009	7.781340	9.808986	26.06%	0
2008	11.180283	7.781340	-30.40%	0
2007	9.916583	11.180283	12.74%	0
2006	9.454088	9.916583	4.89%	0
2005	9.304517	9.454088	1.61%	0
2004	9.036223	9.304517	2.97%	0
2003	7.844378	9.036223	15.19%	0
2002	8.808000	7.844378	-10.94%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.900731	9.085975	-8.23%	0
2010	8.704825	9.900731	13.74%	0
2009	6.695964	8.704825	30.00%	0
2008	10.666895	6.695964	-37.23%	0
2007	9.166733	10.666895	16.37%	0
2006	8.762682	9.166733	4.61%	0
2005	8.623188	8.762682	1.62%	0
2004	8.321089	8.623188	3.63%	0
2003	6.901812	8.321089	20.56%	0
2002	8.347152	6.901812	-17.32%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.120645	8.352621	-8.42%	0
2010	8.029498	9.120645	13.59%	0
2009	6.194176	8.029498	29.63%	0
2008	9.877405	6.194176	-37.29%	0
2007	8.507771	9.877405	16.10%	0
2006	8.142266	8.507771	4.49%	0
2005	8.030142	8.142266	1.40%	0
2004	7.765156	8.030142	3.41%	0
2003	6.447048	7.765156	20.45%	0
2002	7.823673	6.447048	-17.60%	0

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.292005	10.637606	-5.80%	0
2010	9.775539	11.292005	15.51%	0
2009	7.216955	9.775539	35.45%	0
2008	11.173548	7.216955	-35.41%	0
2007	10.481785	11.173548	6.60%	0
2006	9.589794	10.481785	9.30%	0
2005	9.274635	9.589794	3.40%	0
2004	8.986311	9.274635	3.21%	0
2003	7.810067	8.986311	15.06%	0
2002	8.743085	7.810067	-10.67%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.672451	10.990594	-5.84%	0
2010	10.124833	11.672451	15.29%	0
2009	7.476704	10.124833	35.42%	0
2008	11.597799	7.476704	-35.53%	0
2007	10.897684	11.597799	6.42%	0
2006	9.982873	10.897684	9.16%	0
2005	9.662384	9.982873	3.32%	0
2004	9.386556	9.662384	2.94%	0
2003	8.165983	9.386556	14.95%	0
2002	9.159474	8.165983	-10.85%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.226024	7.837382	-4.72%	0
2010	7.116719	8.226024	15.59%	0
2009	5.348459	7.116719	33.06%	0
2008	9.289616	5.348459	-42.43%	0
2007	8.875308	9.289616	4.67%	0
2006	7.952323	8.875308	11.61%	0
2005	6.713755	7.952323	18.45%	0
2004	6.771436	6.713755	-0.85%	0
2003	5.525401	6.771436	22.55%	0
2002	6.083557	5.525401	-9.17%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.096696	7.707573	-4.81%	0
2010	7.009512	8.096696	15.51%	0
2009	5.272819	7.009512	32.94%	0
2008	9.183181	5.272819	-42.58%	0
2007	8.789716	9.183181	4.48%	0
2006	7.888018	8.789716	11.43%	0
2005	6.676225	7.888018	18.15%	0
2004	6.733103	6.676225	-0.84%	0
2003	5.505837	6.733103	22.29%	0
2002	6.083556	5.505837	-9.50%	0

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.046430	9.920354	-1.25%	0
2010	8.916451	10.046430	12.67%	0
2009	7.004275	8.916451	27.30%	0
2008	12.487770	7.004275	-43.91%	0
2007	12.578810	12.487770	-0.72%	0
2006	10.699388	12.578810	17.57%	0
2005	10.333244	10.699388	3.54%	0
2004	9.476212	10.333244	9.04%	0
2003	7.433007	9.476212	27.49%	0
2002	9.147526	7.433007	-18.74%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.845816	10.688045	-1.45%	343
2010	9.640219	10.845816	12.51%	343
2009	7.581423	9.640219	27.16%	0
2008	13.542194	7.581423	-44.02%	0
2007	13.660471	13.542194	-0.87%	0
2006	11.634053	13.660471	17.42%	0
2005	11.255864	11.634053	3.36%	0
2004	10.336152	11.255864	8.90%	0
2003	8.119480	10.336152	27.30%	0
2002	10.010938	8.119480	-18.89%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.738932	8.690507	-0.55%	0
2010	7.784796	8.738932	12.26%	0
2009	6.253345	7.784796	24.49%	0
2008	10.970881	6.253345	-43.00%	0
2007	10.006609	10.970881	9.64%	0
2006	9.043944	10.006609	10.64%	0
2005	8.590677	9.043944	5.28%	0
2004	8.297545	8.590677	3.53%	0
2003	6.857159	8.297545	21.01%	0
2002	8.407949	6.857159	-18.44%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.907744	8.839567	-0.77%	0
2010	7.943146	8.907744	12.14%	0
2009	6.387842	7.943146	24.35%	0
2008	11.230588	6.387842	-43.12%	0
2007	10.256576	11.230588	9.50%	0
2006	9.282613	10.256576	10.49%	0
2005	8.827851	9.282613	5.15%	0
2004	8.545208	8.827851	3.31%	0
2003	7.070677	8.545208	20.85%	0
2002	8.685647	7.070677	-18.59%	0

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.178303	8.018221	-1.96%	0
2010	6.733667	8.178303	21.45%	0
2009	5.367319	6.733667	25.46%	0
2008	10.390708	5.367319	-48.35%	0
2007	8.366586	10.390708	24.19%	0
2006	8.006583	8.366586	4.50%	0
2005	7.738767	8.006583	3.46%	0
2004	7.654950	7.738767	1.09%	0
2003	5.888587	7.654950	30.00%	0
2002	8.617548	5.888587	-31.67%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.331647	6.196940	-2.13%	0
2010	5.221402	6.331647	21.26%	0
2009	4.167859	5.221402	25.28%	0
2008	8.080028	4.167859	-48.42%	0
2007	6.516858	8.080028	23.99%	0
2006	6.245776	6.516858	4.34%	0
2005	6.046633	6.245776	3.29%	0
2004	5.989318	6.046633	0.96%	0
2003	4.615661	5.989318	29.76%	0
2002	6.764100	4.615661	-31.76%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.742130	8.678468	-10.92%	0
2010	7.980572	9.742130	22.07%	0
2009	5.833996	7.980572	36.79%	0
2008	11.656594	5.833996	-49.95%	0
2007	10.133392	11.656594	15.03%	0
2006	9.546144	10.133392	6.15%	0
2005	9.029832	9.546144	5.72%	0
2004	8.367728	9.029832	7.91%	0
2003	6.550540	8.367728	27.74%	0
2002	9.083493	6.550540	-27.89%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.526223	8.467012	-11.12%	0
2010	7.804151	9.526223	22.07%	0
2009	5.721443	7.804151	36.40%	0
2008	11.438173	5.721443	-49.98%	0
2007	9.959970	11.438173	14.84%	0
2006	9.394164	9.959970	6.02%	0
2005	8.905705	9.394164	5.48%	0
2004	8.272633	8.905705	7.65%	0
2003	6.485789	8.272633	27.55%	0
2002	9.028374	6.485789	-28.16%	0

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.758979	10.947142	1.75%	0
2010	9.658026	10.758979	11.40%	0
2009	6.861448	9.658026	40.76%	0
2008	9.352908	6.861448	-26.64%	0
2007	9.307362	9.352908	0.49%	0
2006	8.550640	9.307362	8.85%	0
2005	8.518596	8.550640	0.38%	0
2004	7.948720	8.518596	7.17%	0
2003	6.394476	7.948720	24.31%	0
2002	6.303565	6.394476	1.44%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.581589	11.760304	1.54%	0
2010	10.406996	11.581589	11.29%	0
2009	7.409578	10.406996	40.45%	0
2008	10.110515	7.409578	-26.71%	0
2007	10.072501	10.110515	0.38%	0
2006	9.266331	10.072501	8.70%	0
2005	9.250648	9.266331	0.17%	0
2004	8.638437	9.250648	7.09%	0
2003	6.961187	8.638437	24.09%	0
2002	6.883407	6.961187	1.13%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.182987	11.347437	1.47%	0
2010	10.038349	11.182987	11.40%	0
2009	7.145436	10.038349	40.49%	0
2008	9.755552	7.145436	-26.76%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.224034	11.427944	1.82%	0
2010	10.086630	11.224034	11.28%	0
2009	7.158124	10.086630	40.91%	0
2008	9.746231	7.158124	-26.55%	0
2007*	10.000000	9.746231	-2.54%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.806816	8.798055	-0.10%	0
2010	7.820651	8.806816	12.61%	0
2009	6.309640	7.820651	23.95%	0
2008	10.230291	6.309640	-38.32%	0
2007	9.911798	10.230291	3.21%	0
2006	8.747835	9.911798	13.31%	0
2005	8.523745	8.747835	2.63%	0
2004	7.871028	8.523745	8.29%	0
2003	6.261011	7.871028	25.71%	0
2002	8.225616	6.261011	-23.88%	0

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.163890	15.935143	5.09%	0
2010	14.367722	15.163890	5.54%	0
2009	12.681841	14.367722	13.29%	0
2008	13.388949	12.681841	-5.28%	0
2007	13.107872	13.388949	2.14%	0
2006	12.830261	13.107872	2.16%	0
2005	12.823648	12.830261	0.05%	0
2004	12.539994	12.823648	2.26%	0
2003	12.175372	12.539994	2.99%	0
2002	11.270732	12.175372	8.03%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	35.756596	31.255227	-12.59%	0
2010	28.377552	35.756596	26.00%	0
2009	20.702105	28.377552	37.08%	0
2008	34.958721	20.702105	-40.78%	0
2007	30.923543	34.958721	13.05%	0
2006	28.053071	30.923543	10.23%	0
2005	24.240111	28.053071	15.73%	0
2004	19.843968	24.240111	22.15%	0
2003	14.632159	19.843968	35.62%	0
2002	16.587752	14.632159	-11.79%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.282733	19.447960	-12.72%	0
2010	17.702382	22.282733	25.87%	0
2009	12.938633	17.702382	36.82%	0
2008	21.884408	12.938633	-40.88%	0
2007	19.383310	21.884408	12.90%	0
2006	17.613359	19.383310	10.05%	0
2005	15.243632	17.613359	15.55%	0
2004	12.490690	15.243632	22.04%	0
2003	9.228362	12.490690	35.35%	0
2002	10.476740	9.228362	-11.92%	0
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.998216	10.779637	-1.99%	0
2010	11.206901	10.998216	-1.86%	0
2009	11.365362	11.206901	-1.39%	0
2008	11.267916	11.365362	0.86%	0
2007	10.944024	11.267916	2.96%	0
2006	10.656922	10.944024	2.69%	0
2005	10.563395	10.656922	0.89%	0
2004	10.661343	10.563395	-0.92%	0
2003	10.782346	10.661343	-1.12%	0
2002	10.830212	10.782346	-0.44%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.207077	9.081705	-18.96%	0
2010	10.130962	11.207077	10.62%	0
2009	8.184488	10.130962	23.78%	0
2008	14.893482	8.184488	-45.05%	0
2007	12.981048	14.893482	14.73%	0
2006	11.241226	12.981048	15.48%	0
2005	9.650675	11.241226	16.48%	0
2004	8.686067	9.650675	11.11%	0
2003	6.195433	8.686067	40.20%	0
2002	7.944744	6.195433	-22.02%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.953754	7.245915	-19.07%	0
2010	8.105728	8.953754	10.46%	0
2009	6.559666	8.105728	23.57%	0
2008	11.956951	6.559666	-45.14%	0
2007	10.435280	11.956951	14.58%	0
2006	9.050045	10.435280	15.31%	0
2005	7.781910	9.050045	16.30%	0
2004	7.014848	7.781910	10.93%	0
2003	5.009290	7.014848	40.04%	0
2002	6.432812	5.009290	-22.13%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.632032	10.216457	-19.12%	634
2010	11.435989	12.632032	10.46%	634
2009	9.256215	11.435989	23.55%	0
2008	16.867887	9.256215	-45.13%	0
2007	14.720344	16.867887	14.59%	0
2006	12.761915	14.720344	15.35%	0
2005	10.977423	12.761915	16.26%	0
2004*	10.000000	10.977423	9.77%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.771158	10.339860	-19.04%	0
2010	11.543099	12.771158	10.64%	0
2009	9.321456	11.543099	23.83%	0
2008	16.966368	9.321456	-45.06%	0
2007	14.785423	16.966368	14.75%	0
2006	12.803467	14.785423	15.48%	0
2005	10.996226	12.803467	16.44%	0
2004*	10.000000	10.996226	9.96%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.743555	10.250174	-4.59%	0
2010	9.320965	10.743555	15.26%	0
2009	6.688658	9.320965	39.35%	0
2008	12.778316	6.688658	-47.66%	0
2007	12.798828	12.778316	-0.16%	0
2006	11.411481	12.798828	12.16%	0
2005	10.987213	11.411481	3.86%	0
2004	10.104094	10.987213	8.74%	0
2003	7.697602	10.104094	31.26%	0
2002	9.334845	7.697602	-17.54%	0

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.586080	10.086591	-4.72%	0
2010	9.201278	10.586080	15.05%	0
2009	6.613904	9.201278	39.12%	0
2008	12.652505	6.613904	-47.73%	0
2007	12.689319	12.652505	-0.29%	0
2006	11.328478	12.689319	12.01%	0
2005	10.932634	11.328478	3.62%	0
2004	10.066968	10.932634	8.60%	0
2003	7.688145	10.066968	30.94%	0
2002	9.334852	7.688145	-17.64%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.629622	13.055555	-10.76%	0
2010	11.816988	14.629622	23.80%	0
2009	7.668824	11.816988	54.09%	0
2008	16.044953	7.668824	-52.20%	0
2007	15.521846	16.044953	3.37%	0
2006	13.643896	15.521846	13.76%	0
2005	13.588571	13.643896	0.41%	0
2004	12.176760	13.588571	11.59%	0
2003	7.882302	12.176760	54.48%	0
2002*	10.000000	7.882302	-21.18%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.647500	12.153807	-10.94%	0
2010	11.033868	13.647500	23.69%	0
2009	7.171741	11.033868	53.85%	0
2008	15.038878	7.171741	-52.31%	0
2007	14.570436	15.038878	3.22%	0
2006	12.828478	14.570436	13.58%	0
2005	12.792406	12.828478	0.28%	0
2004	11.478248	12.792406	11.45%	0
2003	7.450311	11.478248	54.06%	0
2002*	10.000000	7.450311	-25.50%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.857245	13.380011	4.07%	0
2010	10.858943	12.857245	18.40%	0
2009	9.426031	10.858943	15.20%	0
2008	13.179501	9.426031	-28.48%	0
2007	13.796870	13.179501	-4.47%	0
2006	12.000452	13.796870	14.97%	0
2005	11.821763	12.000452	1.51%	0
2004	10.854199	11.821763	8.91%	0
2003	8.877983	10.854199	22.26%	0
2002*	10.000000	8.877983	-11.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.032608	8.706930	-3.61%	0
2010	8.368173	9.032608	7.94%	0
2009	6.562404	8.368173	27.52%	0
2008*	10.000000	6.562404	-34.38%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.256441	12.499620	-12.32%	0
2010	13.399561	14.256441	6.39%	0
2009	9.965630	13.399561	34.46%	0
2008	17.033006	9.965630	-41.49%	0
2007	15.027649	17.033006	13.34%	0
2006	12.612426	15.027649	19.15%	0
2005	11.660562	12.612426	8.16%	0
2004	10.019589	11.660562	16.38%	0
2003	7.720951	10.019589	29.77%	0
2002*	10.000000	7.720951	-22.79%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.493373	10.266965	-2.16%	0
2010	9.783467	10.493373	7.26%	0
2009	7.789155	9.783467	25.60%	0
2008	11.389541	7.789155	-31.61%	0
2007	10.761695	11.389541	5.83%	0
2006*	10.000000	10.761695	7.62%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.372161	10.124975	-2.38%	0
2010	9.697593	10.372161	6.96%	0
2009	7.739824	9.697593	25.29%	0
2008	11.346542	7.739824	-31.79%	0
2007	10.744710	11.346542	5.60%	1,255
2006*	10.000000	10.744710	7.45%	1,255
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.647804	16.069707	-8.94%	0
2010	16.007752	17.647804	10.25%	0
2009	12.119788	16.007752	32.08%	0
2008	20.823365	12.119788	-41.80%	0
2007	18.587103	20.823365	12.03%	0
2006	14.845510	18.587103	25.20%	0
2005	12.882422	14.845510	15.24%	0
2004	10.637141	12.882422	21.11%	0
2003	8.448918	10.637141	25.90%	0
2002*	10.000000	8.448918	-15.51%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.549888	13.336351	-8.34%	0
2010	13.023771	14.549888	11.72%	0
2009	10.216493	13.023771	27.48%	0
2008	14.599760	10.216493	-30.02%	0
2007	13.614554	14.599760	7.24%	0
2006	12.500440	13.614554	8.91%	0
2005	11.864183	12.500440	5.36%	0
2004	10.647375	11.864183	11.43%	0
2003	8.542304	10.647375	24.64%	0
2002*	10.000000	8.542304	-14.58%	0

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.305545	9.444791	-8.35%	0
2010	8.803887	10.305545	17.06%	0
2009	5.428947	8.803887	62.17%	0
2008	10.898430	5.428947	-50.19%	0
2007	9.544847	10.898430	14.18%	0
2006	9.499707	9.544847	0.48%	0
2005	9.014340	9.499707	5.38%	240
2004	8.623276	9.014340	4.53%	240
2003	6.933545	8.623276	24.37%	240
2002*	10.000000	6.933545	-30.66%	236
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.644584	11.160196	-4.16%	0
2010	10.280565	11.644584	13.27%	0
2009	8.177941	10.280565	25.71%	0
2008	13.012337	8.177941	-37.15%	0
2007	13.609889	13.012337	-4.39%	0
2006	11.978973	13.609889	13.61%	0
2005	11.752174	11.978973	1.93%	673
2004	10.222619	11.752174	14.96%	673
2003	7.984854	10.222619	28.03%	673
2002*	10.000000	7.984854	-20.15%	662
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.551668	11.403036	-9.15%	0
2010	11.797263	12.551668	6.39%	0
2009*	10.000000	11.797263	17.97%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.231173	10.053825	-1.73%	0
2010	9.318168	10.231173	9.80%	0
2009	6.842788	9.318168	36.18%	0
2008	11.091495	6.842788	-38.31%	0
2007	10.205557	11.091495	8.68%	0
2006	9.714304	10.205557	5.06%	213
2005	9.519696	9.714304	2.04%	213
2004	8.922222	9.519696	6.70%	213
2003	7.433204	8.922222	20.03%	213
2002*	10.000000	7.433204	-25.67%	123
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.454994	7.767458	-8.13%	0
2010	6.684129	8.454994	26.49%	0
2009	4.833624	6.684129	38.28%	0
2008	10.200375	4.833624	-52.61%	0
2007	9.515494	10.200375	7.20%	3,902
2006	9.500863	9.515494	0.15%	4,029
2005	9.434491	9.500863	0.70%	4,029
2004	8.425388	9.434491	11.98%	4,029
2003	6.299700	8.425388	33.74%	2,123
2002*	10.000000	6.299700	-37.00%	75

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.919262	12.197345	-12.37%	0
2010	10.458639	13.919262	33.09%	0
2009	6.557107	10.458639	59.50%	0
2008	11.074812	6.557107	-40.79%	0
2007	11.064682	11.074812	0.09%	0
2006	10.007440	11.064682	10.56%	0
2005	9.731823	10.007440	2.83%	0
2004	9.359431	9.731823	3.98%	0
2003	7.164718	9.359431	30.63%	0
2002*	10.000000	7.164718	-28.35%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.978685	12.647412	-2.55%	0
2010	11.919922	12.978685	8.88%	0
2009	9.943227	11.919922	19.88%	0
2008	15.101510	9.943227	-34.16%	0
2007	14.338372	15.101510	5.32%	5,227
2006	12.152949	14.338372	17.98%	5,227
2005	11.658884	12.152949	4.24%	5,227
2004	10.371315	11.658884	12.41%	5,227
2003	8.494840	10.371315	22.09%	2,209
2002*	10.000000	8.494840	-15.05%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.691901	10.281748	-3.84%	0
2010*	10.000000	10.691901	6.92%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.708726	13.486709	-1.62%	0
2010	12.375076	13.708726	10.78%	0
2009*	10.000000	12.375076	23.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.852092	9.735254	-1.19%	0
2010	8.983685	9.852092	9.67%	0
2009	7.435416	8.983685	20.82%	0
2008	10.815492	7.435416	-31.25%	0
2007	10.409468	10.815492	3.90%	0
2006*	10.000000	10.409468	4.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.530616	10.900226	3.51%	0
2010	10.148537	10.530616	3.76%	0
2009	9.243153	10.148537	9.80%	0
2008	10.475613	9.243153	-11.77%	0
2007	10.391646	10.475613	0.81%	0
2006*	10.000000	10.391646	3.92%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.860433	9.642894	-11.21%	0
2010	9.966894	10.860433	8.97%	0
2009	7.189544	9.966894	38.63%	0
2008	11.968200	7.189544	-39.93%	0
2007	10.690610	11.968200	11.95%	0
2006*	10.000000	10.690610	6.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.611252	8.968657	-6.69%	0
2010	8.306090	9.611252	15.71%	0
2009	6.113361	8.306090	35.87%	0
2008	11.194081	6.113361	-45.39%	0
2007	10.219554	11.194081	9.54%	0
2006*	10.000000	10.219554	2.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.220211	7.868002	-4.28%	0
2010	7.566033	8.220211	8.65%	0
2009	5.913455	7.566033	27.95%	0
2008	9.752934	5.913455	-39.37%	0
2007*	10.000000	9.752934	-2.47%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.675948	12.882880	1.63%	0
2010	11.441954	12.675948	10.78%	0
2009	8.000530	11.441954	43.01%	0
2008	11.365871	8.000530	-29.61%	0
2007	11.254436	11.365871	0.99%	0
2006	10.393547	11.254436	8.28%	0
2005*	10.000000	10.393547	3.94%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.596188	7.435009	-13.51%	0
2010	7.609657	8.596188	12.96%	0
2009	5.081534	7.609657	49.75%	0
2008*	10.000000	5.081534	-49.18%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.490110	8.995753	-5.21%	0
2010	7.843856	9.490110	20.99%	0
2009	6.091263	7.843856	28.77%	0
2008*	10.000000	6.091263	-39.09%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.466608	8.965523	-5.29%	0
2010	7.825648	9.466608	20.97%	0
2009	6.089368	7.825648	28.51%	0
2008*	10.000000	6.089368	-39.11%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.000180	8.249469	-8.34%	0
2010	7.997060	9.000180	12.54%	0
2009	6.322636	7.997060	26.48%	0
2008*	10.000000	6.322636	-36.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.986977	9.646172	-3.41%	0
2010	9.239626	9.986977	8.09%	0
2009	7.876573	9.239626	17.31%	0
2008*	10.000000	7.876573	-21.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.574150	9.050311	-5.47%	0
2010	8.701376	9.574150	10.03%	0
2009	7.158286	8.701376	21.56%	0
2008*	10.000000	7.158286	-28.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.436119	10.361633	-0.71%	0
2010	9.981148	10.436119	4.56%	0
2009	9.020692	9.981148	10.65%	0
2008*	10.000000	9.020692	-9.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.781278	9.352918	-4.38%	0
2010	8.970926	9.781278	9.03%	0
2009	7.514175	8.970926	19.39%	0
2008*	10.000000	7.514175	-24.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.343985	8.720778	-6.67%	0
2010	8.423079	9.343985	10.93%	0
2009	6.797165	8.423079	23.92%	0
2008*	10.000000	6.797165	-32.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.151402	9.911812	-2.36%	0
2010	9.509979	10.151402	6.74%	0
2009	8.254524	9.509979	15.21%	0
2008*	10.000000	8.254524	-17.45%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.945024	11.422510	4.36%	0
2010	10.442863	10.945024	4.81%	0
2009	9.805483	10.442863	6.50%	0
2008*	10.000000	9.805483	-1.95%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.873028	11.309423	4.01%	0
2010	10.401215	10.873028	4.54%	0
2009	9.783754	10.401215	6.31%	0
2008*	10.000000	9.783754	-2.16%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.811464	12.263446	3.83%	0
2010	11.159301	11.811464	5.84%	0
2009	9.789551	11.159301	13.99%	0
2008*	10.000000	9.789551	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.875429	21.123814	-24.22%	0
2010	24.563998	27.875429	13.48%	0
2009	15.384737	24.563998	59.66%	0
2008	37.355984	15.384737	-58.82%	0
2007	26.283289	37.355984	42.13%	0
2006	19.693605	26.283289	33.46%	0
2005	15.200217	19.693605	29.56%	0
2004	12.891542	15.200217	17.91%	0
2003	7.996604	12.891542	61.21%	0
2002*	10.000000	7.996604	-20.03%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.573303	16.349230	-24.22%	0
2010	19.014478	21.573303	13.46%	0
2009	11.909007	19.014478	59.66%	0
2008	28.870938	11.909007	-58.75%	0
2007	20.277193	28.870938	42.38%	0
2006	15.166512	20.277193	33.70%	0
2005	11.692144	15.166512	29.72%	0
2004*	10.000000	11.692144	16.92%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.681067	13.316265	5.01%	0
2010	12.361934	12.681067	2.58%	0
2009	12.296492	12.361934	0.53%	0
2008	11.660092	12.296492	5.46%	0
2007	11.115816	11.660092	4.90%	0
2006	10.986497	11.115816	1.18%	0
2005	10.866857	10.986497	1.10%	0
2004	10.749290	10.866857	1.09%	0
2003	10.764566	10.749290	-0.14%	0
2002*	10.000000	10.764566	7.65%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.613657	6.708630	-11.89%	0
2010	6.881959	7.613657	10.63%	0
2009	5.430308	6.881959	26.73%	0
2008*	10.000000	5.430308	-45.70%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.862753	12.098051	-5.95%	0
2010	11.461730	12.862753	12.22%	0
2009	9.203679	11.461730	24.53%	0
2008	14.885977	9.203679	-38.17%	0
2007	14.351909	14.885977	3.72%	0
2006	12.543076	14.351909	14.42%	0
2005	11.869868	12.543076	5.67%	0
2004	10.632993	11.869868	11.63%	0
2003	8.236161	10.632993	29.10%	0
2002*	10.000000	8.236161	-17.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.338344	12.186662	-1.23%	0
2010	11.476527	12.338344	7.51%	0
2009*	10.000000	11.476527	14.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.197581	12.800099	-3.01%	0
2010	12.032881	13.197581	9.68%	0
2009*	10.000000	12.032881	20.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.782912	11.874152	0.77%	0
2010	11.365850	11.782912	3.67%	0
2009	10.642786	11.365850	6.79%	0
2008	11.567815	10.642786	-8.00%	0
2007	11.213866	11.567815	3.16%	0
2006	10.788719	11.213866	3.94%	0
2005	10.666749	10.788719	1.14%	0
2004	10.411173	10.666749	2.45%	0
2003	9.855263	10.411173	5.64%	0
2002*	10.000000	9.855263	-1.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.560543	12.292357	-2.14%	2,021
2010	11.567394	12.560543	8.59%	2,021
2009	9.917701	11.567394	16.63%	2,021
2008	13.190215	9.917701	-24.81%	2,021
2007	12.752937	13.190215	3.43%	2,021
2006	11.697661	12.752937	9.02%	1,086
2005	11.341725	11.697661	3.14%	1,086
2004	10.576399	11.341725	7.24%	1,086
2003	8.998742	10.576399	17.53%	1,086
2002*	10.000000	8.998742	-10.01%	638

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.870970	12.333231	-4.18%	5,940
2010	11.651476	12.870970	10.47%	5,940
2009	9.567624	11.651476	21.78%	5,940
2008	14.244756	9.567624	-32.83%	5,940
2007	13.708844	14.244756	3.91%	11,052
2006	12.224531	13.708844	12.14%	11,052
2005	11.661272	12.224531	4.83%	11,770
2004	10.626314	11.661272	9.74%	11,770
2003	8.570525	10.626314	23.99%	2,842
2002*	10.000000	8.570525	-14.29%	705
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.337471	12.328099	-0.08%	0
2010	11.612983	12.337471	6.24%	0
2009	10.354332	11.612983	12.16%	0
2008	12.449464	10.354332	-16.83%	0
2007	12.014010	12.449464	3.62%	0
2006	11.317716	12.014010	6.15%	0
2005	11.063491	11.317716	2.30%	0
2004	10.545802	11.063491	4.91%	0
2003	9.474086	10.545802	11.31%	0
2002*	10.000000	9.474086	-5.26%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.715470	13.128077	-4.28%	0
2010	12.876384	13.715470	6.52%	0
2009*	10.000000	12.876384	28.76%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.656746	13.036939	-4.54%	0
2010	12.854703	13.656746	6.24%	0
2009*	10.000000	12.854703	28.55%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.769206	15.045864	-4.59%	0
2010	12.762998	15.769206	23.55%	0
2009	9.532900	12.762998	33.88%	0
2008	15.326294	9.532900	-37.80%	0
2007	14.556445	15.326294	5.29%	0
2006	13.529834	14.556445	7.59%	0
2005	12.327636	13.529834	9.75%	0
2004	10.880314	12.327636	13.30%	0
2003	8.253475	10.880314	31.83%	0
2002*	10.000000	8.253475	-17.47%	0

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.757041	14.060764	-4.72%	0
2010	11.975685	14.757041	23.23%	0
2009	8.961523	11.975685	33.63%	0
2008	14.442035	8.961523	-37.95%	0
2007	13.740601	14.442035	5.10%	0
2006	12.788622	13.740601	7.44%	0
2005	11.673213	12.788622	9.56%	0
2004	10.323033	11.673213	13.08%	0
2003	7.851358	10.323033	31.48%	0
2002*	10.000000	7.851358	-21.49%	0
2002*	10.000000	8.253475	-17.47%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.745661	9.541568	-2.09%	933
2010	9.954696	9.745661	-2.10%	1,680
2009	10.163963	9.954696	-2.06%	2,411
2008	10.173059	10.163963	-0.09%	3,127
2007	9.917182	10.173059	2.58%	3,833
2006	9.690324	9.917182	2.34%	4,550
2005	9.640400	9.690324	0.52%	5,285
2004	9.767935	9.640400	-1.31%	6,031
2003	9.915428	9.767935	-1.49%	0
2002*	10.000000	9.915428	-0.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.964302	7.931754	-11.52%	0
2010	8.045694	8.964302	11.42%	0
2009	6.038060	8.045694	33.25%	0
2008*	10.000000	6.038060	-39.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.558302	8.671133	-17.87%	0
2010	10.163370	10.558302	3.89%	0
2009	7.995666	10.163370	27.11%	0
2008	15.219090	7.995666	-47.46%	0
2007	15.104600	15.219090	0.76%	0
2006	12.568688	15.104600	20.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.376995	8.493214	-18.15%	0
2010	10.013563	10.376995	3.63%	0
2009	7.898878	10.013563	26.77%	0
2008	15.068152	7.898878	-47.58%	0
2007	14.988756	15.068152	0.53%	0
2006	12.506971	14.988756	19.84%	0
2005	11.426098	12.506971	9.46%	0
2004*	10.000000	11.426098	14.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.968663	8.496867	-5.26%	0
2010	7.941252	8.968663	12.94%	0
2009	6.270928	7.941252	26.64%	0
2008*	10.000000	6.270928	-37.29%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.617750	7.923076	-8.06%	0
2010	7.807353	8.617750	10.38%	0
2009	6.259102	7.807353	24.74%	0
2008*	10.000000	6.259102	-37.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.494444	8.881687	-6.45%	0
2010	7.668251	9.494444	23.81%	0
2009	6.181744	7.668251	24.05%	0
2008*	10.000000	6.181744	-38.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.967239	9.531795	-4.37%	0
2010	8.510135	9.967239	17.12%	0
2009	6.662616	8.510135	27.73%	0
2008*	10.000000	6.662616	-33.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.396390	9.120211	-2.94%	0
2010	7.671783	9.396390	22.48%	0
2009	6.161309	7.671783	24.52%	0
2008	11.772119	6.161309	-47.66%	0
2007	10.982624	11.772119	7.19%	0
2006	10.892432	10.982624	0.83%	0
2005	10.326534	10.892432	5.48%	0
2004	9.320631	10.326534	10.79%	0
2003	7.101475	9.320631	31.25%	0
2002*	10.000000	7.101475	-28.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.455394	13.434787	-7.06%	0
2010	11.662415	14.455394	23.95%	0
2009	9.438340	11.662415	23.56%	0
2008	14.210051	9.438340	-33.58%	0
2007	15.591593	14.210051	-8.86%	0
2006	13.577122	15.591593	14.84%	0
2005	13.454044	13.577122	0.91%	0
2004	11.715877	13.454044	14.84%	0
2003	7.629199	11.715877	53.57%	0
2002*	10.000000	7.629199	-23.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.153417	12.175439	-7.44%	0
2010	10.622939	13.153417	23.82%	0
2009	8.621339	10.622939	23.22%	0
2008	13.008384	8.621339	-33.72%	0
2007	14.324600	13.008384	-9.19%	0
2006	12.494802	14.324600	14.64%	0
2005	12.416673	12.494802	0.63%	0
2004	10.840451	12.416673	14.54%	0
2003	7.077550	10.840451	53.17%	0
2002*	10.000000	7.077550	-29.22%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.534964	14.363833	-7.54%	0
2010	12.661925	15.534964	22.69%	0
2009	9.601591	12.661925	31.87%	0
2008	15.867722	9.601591	-39.49%	0
2007	15.871615	15.867722	-0.02%	0
2006	14.469277	15.871615	9.69%	0
2005	13.157957	14.469277	9.97%	0
2004	11.292066	13.157957	16.52%	0
2003	8.179328	11.292066	38.06%	0
2002*	10.000000	8.179328	-18.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.572543	14.361368	-7.78%	0
2010	12.727100	15.572543	22.36%	0
2009	9.670563	12.727100	31.61%	0
2008	16.024614	9.670563	-39.65%	0
2007	16.065914	16.024614	-0.26%	0
2006	14.683933	16.065914	9.41%	0
2005	13.390255	14.683933	9.66%	0
2004	11.514500	13.390255	16.29%	0
2003	8.364271	11.514500	37.66%	0
2002*	10.000000	8.364271	-16.36%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.729045	8.578418	-1.73%	0
2010	7.874831	8.729045	10.85%	0
2009	6.406480	7.874831	22.92%	0
2008	11.208018	6.406480	-42.84%	0
2007	10.612086	11.208018	5.62%	0
2006*	10.000000	10.612086	6.12%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.019006	9.372044	3.91%	0
2010	7.096102	9.019006	27.10%	0
2009	5.553739	7.096102	27.77%	0
2008*	10.000000	5.553739	-44.46%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.307783	10.222898	-0.82%	0
2010	10.280127	10.307783	0.27%	0
2009	9.803617	10.280127	4.86%	0
2008*	10.000000	9.803617	-1.96%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.379897	11.471486	-14.26%	0
2010	12.851162	13.379897	4.11%	0
2009*	10.000000	12.851162	28.51%	0

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.634061	11.988232	-5.11%	0
2010	10.504105	12.634061	20.28%	0
2009	8.163823	10.504105	28.67%	0
2008	13.771010	8.163823	-40.72%	0
2007	13.072738	13.771010	5.34%	0
2006	11.743204	13.072738	11.32%	0
2005	11.224655	11.743204	4.62%	0
2004*	10.000000	11.224655	12.25%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.033989	12.603631	-10.19%	0
2010	12.360253	14.033989	13.54%	0
2009	9.037694	12.360253	36.76%	0
2008	15.436533	9.037694	-41.45%	0
2007	14.829624	15.436533	4.09%	0
2006	12.870236	14.829624	15.22%	0
2005	11.497034	12.870236	11.94%	0
2004*	10.000000	11.497034	14.97%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.803078	12.365987	-10.41%	0
2010	12.189109	13.803078	13.24%	0
2009	8.932814	12.189109	36.45%	0
2008	15.296455	8.932814	-41.60%	0
2007	14.733733	15.296455	3.82%	3,229
2006	12.818539	14.733733	14.94%	3,229
2005	11.480022	12.818539	11.66%	3,229
2004*	10.000000	11.480022	14.80%	3,229
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.691637	14.089026	-10.21%	0
2010	13.821339	15.691637	13.53%	0
2009	10.100626	13.821339	36.84%	0
2008	17.250398	10.100626	-41.45%	0
2007	16.575063	17.250398	4.07%	0
2006	14.384631	16.575063	15.23%	0
2005	12.853202	14.384631	11.91%	0
2004	11.017489	12.853202	16.66%	0
2003	7.868440	11.017489	40.02%	0
2002*	10.000000	7.868440	-21.32%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.323825	13.723255	-10.44%	0
2010	13.527951	15.323825	13.28%	0
2009	9.915823	13.527951	36.43%	0
2008	16.975188	9.915823	-41.59%	0
2007	16.347226	16.975188	3.84%	2,746
2006	14.226602	16.347226	14.91%	3,058
2005	12.739615	14.226602	11.67%	3,168
2004	10.946292	12.739615	16.38%	3,168
2003	7.826372	10.946292	39.86%	3,152
2002*	10.000000	7.826372	-21.74%	288

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.624665	15.396678	-1.46%	0
2010	13.905505	15.624665	12.36%	0
2009	11.995544	13.905505	15.92%	0
2008	14.328406	11.995544	-16.28%	0
2007	13.361125	14.328406	7.24%	0
2006	12.726351	13.361125	4.99%	0
2005	12.684147	12.726351	0.33%	0
2004	11.948466	12.684147	6.16%	0
2003	10.417188	11.948466	14.70%	0
2002*	10.000000	10.417188	4.17%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.742257	2.634331	-3.94%	0
2010	2.442382	2.742257	12.28%	0
2009	1.968205	2.442382	24.09%	0
2008	9.524889	1.968205	-79.34%	0
2007*	10.000000	9.524889	-4.75%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.744298	3.580173	-4.38%	0
2010	3.331128	3.744298	12.40%	0
2009	2.715161	3.331128	22.69%	0
2008	13.004661	2.715161	-79.12%	0
2007	13.298680	13.004661	-2.21%	0
2006	12.413396	13.298680	7.13%	0
2005	12.392228	12.413396	0.17%	0
2004	11.616416	12.392228	6.68%	0
2003	9.572131	11.616416	21.36%	0
2002*	10.000000	9.572131	-4.28%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.842610	10.581985	-2.40%	0
2010	9.561787	10.842610	13.40%	0
2009	7.630751	9.561787	25.31%	0
2008	12.700403	7.630751	-39.92%	0
2007	12.457158	12.700403	1.95%	0
2006	11.087281	12.457158	12.36%	0
2005	10.709587	11.087281	3.53%	425
2004	10.022655	10.709587	6.85%	425
2003	8.096847	10.022655	23.78%	425
2002*	10.000000	8.096847	-19.03%	418
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.885778	15.208728	-4.26%	0
2010	13.148620	15.885778	20.82%	0
2009	9.789484	13.148620	34.31%	0
2008	16.084709	9.789484	-39.14%	0
2007	16.632901	16.084709	-3.30%	0
2006	14.773061	16.632901	12.59%	0
2005	13.727090	14.773061	7.62%	0
2004	11.741245	13.727090	16.91%	0
2003	8.307381	11.741245	41.34%	0
2002*	10.000000	8.307381	-16.93%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.394986	8.978881	-4.43%	0
2010	7.798330	9.394986	20.47%	0
2009	5.819312	7.798330	34.01%	0
2008	9.588357	5.819312	-39.31%	0
2007	9.933476	9.588357	-3.47%	0
2006*	10.000000	9.933476	-0.67%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.576880	12.288357	6.15%	0
2010	10.811888	11.576880	7.08%	0
2009*	10.000000	10.811888	8.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.215134	11.090916	-1.11%	0
2010	10.890926	11.215134	2.98%	0
2009*	10.000000	10.890926	8.91%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.238418	11.425755	-6.64%	0
2010	10.929344	12.238418	11.98%	0
2009	8.599969	10.929344	27.09%	0
2008	14.330172	8.599969	-39.99%	0
2007	15.580207	14.330172	-8.02%	0
2006	13.729004	15.580207	13.48%	0
2005	13.325915	13.729004	3.02%	0
2004	12.250469	13.325915	8.78%	0
2003*	10.000000	12.250469	22.50%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.150527	9.881190	-18.68%	0
2010	11.279998	12.150527	7.72%	0
2009	9.244710	11.279998	22.02%	0
2008	16.848636	9.244710	-45.13%	0
2007	15.883106	16.848636	6.08%	0
2006	12.701870	15.883106	25.05%	0
2005	11.563103	12.701870	9.85%	0
2004	10.164820	11.563103	13.76%	0
2003	8.078172	10.164820	25.83%	0
2002*	10.000000	8.078172	-19.22%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.529186	12.619525	-6.72%	0
2010	10.968972	13.529186	23.34%	0
2009	8.518288	10.968972	28.77%	0
2008	14.349676	8.518288	-40.64%	0
2007	16.795653	14.349676	-14.56%	0
2006	14.625448	16.795653	14.84%	0
2005	13.956775	14.625448	4.79%	0
2004	11.295044	13.956775	23.57%	0
2003	7.709463	11.295044	46.51%	0
2002*	10.000000	7.709463	-22.91%	0

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.255598	10.661259	-19.57%	0
2010	11.208524	13.255598	18.26%	0
2009	6.985410	11.208524	60.46%	0
2008	11.331998	6.985410	-38.36%	0
2007	10.970793	11.331998	3.29%	0
2006	10.627809	10.970793	3.23%	0
2005	10.270424	10.627809	3.48%	0
2004	9.988042	10.270424	2.83%	0
2003	8.167602	9.988042	22.29%	0
2002*	10.000000	8.167602	-18.32%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.709575	11.051863	3.20%	0
2010	10.237153	10.709575	4.61%	0
2009	9.559941	10.237153	7.08%	0
2008	10.905234	9.559941	-12.34%	0
2007	10.587907	10.905234	3.00%	0
2006	10.442533	10.587907	1.39%	0
2005	10.262197	10.442533	1.76%	0
2004	10.072087	10.262197	1.89%	0
2003*	10.000000	10.072087	0.72%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.154674	15.089024	-6.60%	0
2010	13.016111	16.154674	24.11%	0
2009*	10.000000	13.016111	30.16%	0
Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.671432	10.797561	-7.49%	0
2010	10.783714	11.671432	8.23%	0
2009	8.768387	10.783714	22.98%	0
2008	12.628508	8.768387	-31.83%	0
2007	12.069238	12.628508	4.63%	0
2006	11.164101	12.069238	8.11%	0
2005	10.964716	11.164101	1.82%	0
2004	10.572110	10.964716	3.71%	0
2003	9.207054	10.572110	14.83%	0
2002*	10.000000	9.207054	-7.93%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.182083	10.568460	3.79%	2,776
2010	9.224959	10.182083	10.38%	2,572
2009	7.833619	9.224959	17.76%	2,343
2008	13.499778	7.833619	-41.97%	2,080
2007	13.158479	13.499778	2.59%	1,867
2006	11.494512	13.158479	14.48%	1,712
2005	11.230182	11.494512	2.35%	1,533
2004	10.318908	11.230182	8.83%	1,343
2003	7.977811	10.318908	29.35%	1,150
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.344889	12.096578	-21.17%	837
2010	15.035337	15.344889	2.06%	837
2009	11.436390	15.035337	31.47%	837
2008	25.019439	11.436390	-54.29%	837
2007	24.220193	25.019439	3.30%	837
2006	18.317685	24.220193	32.22%	837
2005	16.064913	18.317685	14.02%	837
2004	13.145698	16.064913	22.21%	837
2003	9.332566	13.145698	40.86%	837
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.715949	9.150625	-5.82%	0
2010	9.040466	9.715949	7.47%	0
2009	6.738641	9.040466	34.16%	0
2008	11.444220	6.738641	-41.12%	0
2007	10.295404	11.444220	11.16%	0
2006	10.588935	10.295404	-2.77%	0
2005	9.422292	10.588935	12.38%	0
2004	8.887620	9.422292	6.02%	0
2003	7.362376	8.887620	20.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.158358	16.236581	-10.58%	921
2010	14.659161	18.158358	23.87%	921
2009	10.501555	14.659161	39.59%	921
2008	16.704086	10.501555	-37.13%	921
2007	16.816284	16.704086	-0.67%	921
2006	15.047690	16.816284	11.75%	921
2005	14.421008	15.047690	4.35%	921
2004	12.376953	14.421008	16.52%	921
2003	8.977476	12.376953	37.87%	921
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.891017	12.155242	-5.71%	0
2010	12.002530	12.891017	7.40%	0
2009*	10.000000	12.002530	20.03%	0

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.242970	14.999833	-1.60%	0
2010	12.380143	15.242970	23.12%	0
2009	10.119629	12.380143	22.34%	0
2008	14.970321	10.119629	-32.40%	0
2007	15.402013	14.970321	-2.80%	0
2006	13.756976	15.402013	11.96%	0
2005	13.110012	13.756976	4.93%	0
2004	10.992303	13.110012	19.27%	0
2003	8.153219	10.992303	34.82%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.924791	10.786739	-1.26%	0
2010	9.723947	10.924791	12.35%	0
2009	7.429645	9.723947	30.88%	0
2008	11.579365	7.429645	-35.84%	0
2007	10.980303	11.579365	5.46%	0
2006	10.275479	10.980303	6.86%	0
2005	10.134186	10.275479	1.39%	0
2004	9.751221	10.134186	3.93%	0
2003	7.908728	9.751221	23.30%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.663847	11.627901	-0.31%	0
2010	10.379745	11.663847	12.37%	0
2009	8.396618	10.379745	23.62%	0
2008	13.652126	8.396618	-38.50%	0
2007	13.257044	13.652126	2.98%	0
2006	11.729615	13.257044	13.02%	0
2005	11.449414	11.729615	2.45%	0
2004	10.575611	11.449414	8.26%	0
2003	8.419622	10.575611	25.61%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.067218	12.994051	-0.56%	0
2010	11.659224	13.067218	12.08%	0
2009	9.453311	11.659224	23.33%	0
2008	15.414032	9.453311	-38.67%	0
2007	15.005585	15.414032	2.72%	0
2006	13.310356	15.005585	12.74%	0
2005	13.024491	13.310356	2.19%	0
2004	12.061909	13.024491	7.98%	0
2003*	10.000000	12.061909	20.62%	0
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.497512	9.706385	-7.54%	0
2010	9.493145	10.497512	10.58%	0
2009	8.565483	9.493145	10.83%	0
2008	12.446513	8.565483	-31.18%	0
2007	11.602794	12.446513	7.27%	0
2006	10.240784	11.602794	13.30%	0
2005	10.290702	10.240784	-0.49%	0
2004	9.818699	10.290702	4.81%	0
2003	8.100155	9.818699	21.22%	0

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.713492	17.160134	2.67%	0
2010	14.932804	16.713492	11.92%	0
2009	10.008518	14.932804	49.20%	0
2008	13.840244	10.008518	-27.69%	0
2007	13.709302	13.840244	0.96%	0
2006	12.670685	13.709302	8.20%	0
2005	12.660751	12.670685	0.08%	0
2004	11.745507	12.660751	7.79%	0
2003	9.855603	11.745507	19.18%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.928357	12.938648	0.08%	0
2010	12.176795	12.928357	6.17%	0
2009	10.332741	12.176795	17.85%	0
2008	11.389868	10.332741	-9.28%	0
2007	11.046758	11.389868	3.11%	0
2006	10.838542	11.046758	1.92%	0
2005	10.934179	10.838542	-0.87%	0
2004	10.784052	10.934179	1.39%	0
2003	10.531737	10.784052	2.40%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.790504	12.765367	-0.20%	0
2010	12.071689	12.790504	5.95%	0
2009	10.267356	12.071689	17.57%	0
2008	11.350232	10.267356	-9.54%	0
2007	11.033818	11.350232	2.87%	0
2006	10.850276	11.033818	1.69%	0
2005	10.979659	10.850276	-1.18%	0
2004	10.860369	10.979659	1.10%	0
2003	10.627205	10.860369	2.19%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.609465	11.054994	-4.78%	0
2010	10.394479	11.609465	11.69%	0
2009	8.238533	10.394479	26.17%	0
2008	11.828915	8.238533	-30.35%	0
2007	10.480564	11.828915	12.87%	0
2006	9.987582	10.480564	4.94%	0
2005	9.820651	9.987582	1.70%	0
2004	9.525932	9.820651	3.09%	0
2003	8.256644	9.525932	15.37%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.884617	10.351158	-4.90%	0
2010	9.760706	10.884617	11.51%	0
2009	7.746989	9.760706	25.99%	0
2008	11.136620	7.746989	-30.44%	0
2007	9.882926	11.136620	12.69%	0
2006	9.426788	9.882926	4.84%	0
2005	9.282383	9.426788	1.56%	0
2004	9.019318	9.282383	2.92%	0
2003	7.833700	9.019318	15.13%	0

Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.841964	9.027432	-8.28%	0
2010	8.657571	9.841964	13.68%	0
2009	6.663017	8.657571	29.93%	0
2008	10.619839	6.663017	-37.26%	0
2007	9.130977	10.619839	16.31%	0
2006	8.732946	9.130977	4.56%	0
2005	8.598288	8.732946	1.57%	0
2004	8.301299	8.598288	3.58%	0
2003	6.888904	8.301299	20.50%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.071109	8.303016	-8.47%	0
2010	7.989951	9.071109	13.53%	0
2009	6.166813	7.989951	29.56%	0
2008	9.838797	6.166813	-37.32%	0
2007	8.478871	9.838797	16.04%	0
2006	8.118742	8.478871	4.44%	0
2005	8.011018	8.118742	1.34%	0
2004	7.750609	8.011018	3.36%	0
2003	6.438259	7.750609	20.38%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.224910	10.569006	-5.84%	0
2010	9.722414	11.224910	15.45%	0
2009	7.181400	9.722414	35.38%	0
2008	11.124202	7.181400	-35.44%	0
2007	10.440849	11.124202	6.54%	0
2006	9.557198	10.440849	9.25%	0
2005	9.247818	9.557198	3.35%	0
2004	8.964910	9.247818	3.16%	0
2003	7.795442	8.964910	15.00%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.609010	10.925278	-5.89%	0
2010	10.074941	11.609010	15.23%	0
2009	7.443656	10.074941	35.35%	0
2008	11.552435	7.443656	-35.57%	0
2007	10.860643	11.552435	6.37%	0
2006	9.954009	10.860643	9.11%	0
2005	9.639366	9.954009	3.26%	0
2004	9.368984	9.639366	2.89%	0
2003	8.154857	9.368984	14.89%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.183010	7.792429	-4.77%	0
2010	7.083122	8.183010	15.53%	0
2009	5.325940	7.083122	32.99%	0
2008	9.255239	5.325940	-42.45%	0
2007	8.847020	9.255239	4.61%	0
2006	7.931019	8.847020	11.55%	0
2005	6.699171	7.931019	18.39%	0
2004	6.760190	6.699171	-0.90%	0
2003	5.519042	6.760190	22.49%	0

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.054371	7.663372	-4.85%	0
2010	6.976435	8.054371	15.45%	0
2009	5.250625	6.976435	32.87%	0
2008	9.149211	5.250625	-42.61%	0
2007	8.761711	9.149211	4.42%	0
2006	7.866891	8.761711	11.37%	0
2005	6.661731	7.866891	18.09%	0
2004	6.721922	6.661731	-0.90%	0
2003	5.499502	6.721922	22.23%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.986715	9.856356	-1.31%	0
2010	8.867966	9.986715	12.62%	0
2009	6.969743	8.867966	27.24%	0
2008	12.432583	6.969743	-43.94%	0
2007	12.529656	12.432583	-0.77%	0
2006	10.663017	12.529656	17.51%	0
2005	10.303367	10.663017	3.49%	0
2004	9.453639	10.303367	8.99%	0
2003	7.419096	9.453639	27.42%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.786859	10.624526	-1.50%	1,023
2010	9.592710	10.786859	12.45%	1,023
2009	7.547916	9.592710	27.09%	1,023
2008	13.489249	7.547916	-44.04%	1,023
2007	13.614045	13.489249	-0.92%	1,023
2006	11.600422	13.614045	17.36%	1,023
2005	11.229053	11.600422	3.31%	1,023
2004	10.316800	11.229053	8.84%	1,023
2003	8.108414	10.316800	27.24%	1,023
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.687070	8.634527	-0.60%	0
2010	7.742543	8.687070	12.20%	0
2009	6.222578	7.742543	24.43%	0
2008	10.922502	6.222578	-43.03%	0
2007	9.967592	10.922502	9.58%	0
2006	9.013276	9.967592	10.59%	0
2005	8.565898	9.013276	5.22%	0
2004	8.277829	8.565898	3.48%	0
2003	6.844349	8.277829	20.94%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.859329	8.787036	-0.82%	1,148
2010	7.904008	8.859329	12.09%	1,148
2009	6.359604	7.904008	24.28%	1,148
2008	11.186681	6.359604	-43.15%	1,148
2007	10.221721	11.186681	9.44%	1,148
2006	9.255778	10.221721	10.44%	1,148
2005	8.806821	9.255778	5.10%	1,148
2004	8.529207	8.806821	3.25%	1,148
2003	7.061039	8.529207	20.79%	1,148

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.129654	7.966454	-2.01%	0
2010	6.697024	8.129654	21.39%	0
2009	5.340836	6.697024	25.39%	0
2008	10.344749	5.340836	-48.37%	0
2007	8.333858	10.344749	24.13%	0
2006	7.979337	8.333858	4.44%	0
2005	7.716381	7.979337	3.41%	0
2004	7.636709	7.716381	1.04%	0
2003	5.877549	7.636709	29.93%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.297207	6.160089	-2.18%	0
2010	5.195650	6.297207	21.20%	0
2009	4.149419	5.195650	25.21%	0
2008	8.048407	4.149419	-48.44%	0
2007	6.494685	8.048407	23.92%	0
2006	6.227695	6.494685	4.29%	0
2005	6.032208	6.227695	3.24%	0
2004	5.978100	6.032208	0.91%	0
2003	4.609363	5.978100	29.69%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.692506	8.629858	-10.96%	0
2010	7.943967	9.692506	22.01%	0
2009	5.810208	7.943967	36.72%	0
2008	11.615011	5.810208	-49.98%	0
2007	10.102421	11.615011	14.97%	0
2006	9.521816	10.102421	6.10%	0
2005	9.011405	9.521816	5.66%	0
2004	8.354922	9.011405	7.86%	0
2003	6.543855	8.354922	27.68%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.477678	8.419572	-11.16%	1,247
2010	7.768348	9.477678	22.00%	1,247
2009	5.698099	7.768348	36.33%	1,247
2008	11.397348	5.698099	-50.01%	1,247
2007	9.929525	11.397348	14.78%	1,247
2006	9.370225	9.929525	5.97%	1,247
2005	8.887526	9.370225	5.43%	1,247
2004	8.259973	8.887526	7.60%	1,247
2003	6.479162	8.259973	27.49%	1,247
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.695097	10.876587	1.70%	0
2010	9.605582	10.695097	11.34%	0
2009	6.827674	9.605582	40.69%	0
2008	9.311628	6.827674	-26.68%	0
2007	9.271042	9.311628	0.44%	0
2006	8.521607	9.271042	8.79%	0
2005	8.493992	8.521607	0.33%	0
2004	7.929810	8.493992	7.11%	0
2003	6.382519	7.929810	24.24%	0

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.518624	11.690421	1.49%	0
2010	10.355712	11.518624	11.23%	0
2009	7.376826	10.355712	40.38%	0
2008	10.070973	7.376826	-26.75%	0
2007	10.038273	10.070973	0.33%	0
2006	9.239545	10.038273	8.64%	0
2005	9.228598	9.239545	0.12%	0
2004	8.622256	9.228598	7.03%	0
2003	6.951692	8.622256	24.03%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.162063	11.320429	1.42%	0
2010	10.024694	11.162063	11.35%	0
2009	7.139341	10.024694	40.41%	0
2008	9.752216	7.139341	-26.79%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.203045	11.400770	1.76%	0
2010	10.072898	11.203045	11.22%	0
2009	7.152034	10.072898	40.84%	0
2008	9.742912	7.152034	-26.59%	0
2007*	10.000000	9.742912	-2.57%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.754507	8.741332	-0.15%	0
2010	7.778171	8.754507	12.55%	0
2009	6.278577	7.778171	23.88%	0
2008	10.185135	6.278577	-38.36%	0
2007	9.873118	10.185135	3.16%	0
2006	8.718132	9.873118	13.25%	0
2005	8.499127	8.718132	2.58%	0
2004	7.852313	8.499127	8.24%	0
2003	6.249311	7.852313	25.65%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.073834	15.832439	5.03%	0
2010	14.289676	15.073834	5.49%	0
2009	12.619394	14.289676	13.24%	0
2008	13.329823	12.619394	-5.33%	0
2007	13.056692	13.329823	2.09%	0
2006	12.786679	13.056692	2.11%	0
2005	12.786593	12.786679	0.00%	0
2004	12.510161	12.786593	2.21%	0
2003	12.152606	12.510161	2.94%	0

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	35.544192	31.053717	-12.63%	0
2010	28.223382	35.544192	25.94%	0
2009	20.600153	28.223382	37.01%	0
2008	34.804386	20.600153	-40.81%	0
2007	30.802845	34.804386	12.99%	0
2006	27.957810	30.802845	10.18%	0
2005	24.170104	27.957810	15.67%	0
2004	19.796759	24.170104	22.09%	0
2003	14.604795	19.796759	35.55%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.161704	19.332456	-12.77%	879
2010	17.615212	22.161704	25.81%	879
2009	12.881494	17.615212	36.75%	879
2008	21.798932	12.881494	-40.91%	879
2007	19.317512	21.798932	12.85%	879
2006	17.562509	19.317512	9.99%	879
2005	15.207369	17.562509	15.49%	879
2004	12.467339	15.207369	21.98%	879
2003	9.215801	12.467339	35.28%	879
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.932838	10.710106	-2.04%	0
2010	11.145975	10.932838	-1.91%	0
2009	11.309351	11.145975	-1.44%	0
2008	11.218115	11.309351	0.81%	0
2007	10.901254	11.218115	2.91%	0
2006	10.620683	10.901254	2.64%	0
2005	10.532838	10.620683	0.83%	0
2004	10.635932	10.532838	-0.97%	0
2003	10.762143	10.635932	-1.17%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.140485	9.023134	-19.01%	0
2010	10.075911	11.140485	10.57%	0
2009	8.144178	10.075911	23.72%	0
2008	14.827724	8.144178	-45.07%	0
2007	12.930372	14.827724	14.67%	0
2006	11.203058	12.930372	15.42%	0
2005	9.622805	11.203058	16.42%	0
2004	8.665395	9.622805	11.05%	0
2003	6.183841	8.665395	40.13%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.905110	7.202871	-19.12%	1,616
2010	8.065799	8.905110	10.41%	1,616
2009	6.530687	8.065799	23.51%	1,616
2008	11.910231	6.530687	-45.17%	1,616
2007	10.399853	11.910231	14.52%	1,616
2006	9.023920	10.399853	15.25%	1,616
2005	7.763390	9.023920	16.24%	1,616
2004	7.001725	7.763390	10.88%	1,616
2003	5.002467	7.001725	39.97%	1,616

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.589114	10.176551	-19.16%	0
2010	11.402947	12.589114	10.40%	0
2009	9.234195	11.402947	23.49%	0
2008	16.836394	9.234195	-45.15%	0
2007	14.700399	16.836394	14.53%	0
2006	12.751104	14.700399	15.29%	0
2005	10.973711	12.751104	16.20%	0
2004*	10.000000	10.973711	9.74%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.727768	10.299477	-19.08%	0
2010	11.509752	12.727768	10.58%	0
2009	9.299283	11.509752	23.77%	0
2008	16.934675	9.299283	-45.09%	0
2007	14.765373	16.934675	14.69%	0
2006	12.792629	14.765373	15.42%	0
2005	10.992509	12.792629	16.38%	0
2004*	10.000000	10.992509	9.93%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.691080	10.194913	-4.64%	0
2010	9.280171	10.691080	15.20%	0
2009	6.662785	9.280171	39.28%	0
2008	12.735434	6.662785	-47.68%	0
2007	12.762430	12.735434	-0.21%	0
2006	11.384835	12.762430	12.10%	0
2005	10.967131	11.384835	3.81%	0
2004	10.090776	10.967131	8.68%	0
2003	7.691381	10.090776	31.20%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.534387	10.032224	-4.77%	0
2010	9.161021	10.534387	14.99%	0
2009	6.588329	9.161021	39.05%	0
2008	12.610034	6.588329	-47.75%	0
2007	12.653218	12.610034	-0.34%	0
2006	11.302010	12.653218	11.96%	0
2005	10.912642	11.302010	3.57%	0
2004	10.053686	10.912642	8.54%	0
2003	7.681919	10.053686	30.87%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.565626	12.991808	-10.81%	0
2010	11.771295	14.565626	23.74%	0
2009	7.643067	11.771295	54.01%	0
2008	15.999266	7.643067	-52.23%	0
2007	15.485603	15.999266	3.32%	0
2006	13.618965	15.485603	13.71%	0
2005	13.570644	13.618965	0.36%	0
2004	12.166917	13.570644	11.54%	0
2003	7.879962	12.166917	54.40%	0

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.587214	12.093950	-10.99%	0
2010	10.990735	13.587214	23.62%	0
2009	7.147359	10.990735	53.77%	0
2008	14.995434	7.147359	-52.34%	0
2007	14.535813	14.995434	3.16%	0
2006	12.804504	14.535813	13.52%	0
2005	12.775007	12.804504	0.23%	0
2004	11.468492	12.775007	11.39%	0
2003	7.447769	11.468492	53.99%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.800996	13.314691	4.01%	0
2010	10.816956	12.800996	18.34%	0
2009	9.394382	10.816956	15.14%	0
2008	13.141972	9.394382	-28.52%	0
2007	13.764650	13.141972	-4.52%	0
2006	11.978531	13.764650	14.91%	0
2005	11.806189	11.978531	1.46%	0
2004	10.845443	11.806189	8.86%	0
2003	8.875354	10.845443	22.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.020303	8.690646	-3.65%	0
2010	8.361041	9.020303	7.88%	0
2009	6.560161	8.361041	27.45%	0
2008*	10.000000	6.560161	-34.40%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.194065	12.438573	-12.37%	0
2010	13.347730	14.194065	6.34%	0
2009	9.932150	13.347730	34.39%	0
2008	16.984479	9.932150	-41.52%	0
2007	14.992532	16.984479	13.29%	0
2006	12.589369	14.992532	19.09%	0
2005	11.645175	12.589369	8.11%	0
2004	10.011491	11.645175	16.32%	0
2003	7.718664	10.011491	29.70%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.468329	10.237237	-2.21%	0
2010	9.765099	10.468329	7.20%	0
2009	7.778513	9.765099	25.54%	0
2008	11.379794	7.778513	-31.65%	0
2007	10.758010	11.379794	5.78%	0
2006*	10.000000	10.758010	7.58%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.347418	10.095672	-2.43%	0
2010	9.679404	10.347418	6.90%	0
2009	7.729246	9.679404	25.23%	0
2008	11.336843	7.729246	-31.82%	0
2007	10.741032	11.336843	5.55%	0
2006*	10.000000	10.741032	7.41%	0

Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.567947	15.988842	-8.99%	0
2010	15.943442	17.567947	10.19%	0
2009	12.077272	15.943442	32.01%	0
2008	20.760941	12.077272	-41.83%	0
2007	18.540907	20.760941	11.97%	0
2006	14.816159	18.540907	25.14%	0
2005	12.863507	14.816159	15.18%	0
2004	10.626944	12.863507	21.05%	0
2003	8.445130	10.626944	25.84%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.486254	13.271266	-8.39%	0
2010	12.973431	14.486254	11.66%	0
2009	10.182204	12.973431	27.41%	0
2008	14.558212	10.182204	-30.06%	0
2007	13.582788	14.558212	7.18%	0
2006	12.477630	13.582788	8.86%	0
2005	11.848572	12.477630	5.31%	0
2004	10.638792	11.848572	11.37%	0
2003	8.539770	10.638792	24.58%	0
Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.258927	9.397265	-8.40%	0
2010	8.768529	10.258927	17.00%	0
2009	5.409913	8.768529	62.08%	0
2008	10.865774	5.409913	-50.21%	0
2007	9.521135	10.865774	14.12%	0
2006	9.480934	9.521135	0.42%	0
2005	9.001111	9.480934	5.33%	0
2004	8.615017	9.001111	4.48%	0
2003	6.930431	8.615017	24.31%	0
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.591898	11.104020	-4.21%	1,024
2010	10.239265	11.591898	13.21%	1,024
2009	8.149243	10.239265	25.65%	1,024
2008	12.973332	8.149243	-37.18%	1,024
2007	13.576071	12.973332	-4.44%	1,024
2006	11.955296	13.576071	13.56%	1,024
2005	11.734926	11.955296	1.88%	1,024
2004	10.212825	11.734926	14.90%	1,024
2003	7.981270	10.212825	27.96%	1,024
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.540990	11.387526	-9.20%	0
2010	11.793245	12.540990	6.34%	0
2009*	10.000000	11.793245	17.93%	0

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.184883	10.003235	-1.78%	0
2010	9.280742	10.184883	9.74%	0
2009	6.818788	9.280742	36.11%	0
2008	11.058244	6.818788	-38.34%	0
2007	10.180185	11.058244	8.63%	0
2006	9.695092	10.180185	5.00%	0
2005	9.505724	9.695092	1.99%	0
2004	8.913672	9.505724	6.64%	0
2003	7.429876	8.913672	19.97%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.416746	7.728373	-8.18%	0
2010	6.657288	8.416746	26.43%	0
2009	4.816666	6.657288	38.21%	0
2008	10.169795	4.816666	-52.64%	0
2007	9.491843	10.169795	7.14%	0
2006	9.482076	9.491843	0.10%	0
2005	9.420626	9.482076	0.65%	0
2004	8.417302	9.420626	11.92%	0
2003	6.296867	8.417302	33.67%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.856256	12.135945	-12.42%	0
2010	10.416617	13.856256	33.02%	0
2009	6.534091	10.416617	59.42%	0
2008	11.041606	6.534091	-40.82%	0
2007	11.037177	11.041606	0.04%	0
2006	9.987643	11.037177	10.51%	0
2005	9.717518	9.987643	2.78%	0
2004	9.350443	9.717518	3.93%	0
2003	7.161505	9.350443	30.57%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.919941	12.583745	-2.60%	0
2010	11.872017	12.919941	8.83%	0
2009	9.908329	11.872017	19.82%	0
2008	15.056226	9.908329	-34.19%	0
2007	14.302731	15.056226	5.27%	0
2006	12.128915	14.302731	17.92%	0
2005	11.641759	12.128915	4.18%	0
2004	10.361374	11.641759	12.36%	0
2003	8.491030	10.361374	22.03%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.688282	10.273024	-3.89%	0
2010*	10.000000	10.688282	6.88%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.697071	13.468372	-1.67%	0
2010	12.370863	13.697071	10.72%	0
2009*	10.000000	12.370863	23.71%	0

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.828613	9.707105	-1.24%	0
2010	8.966848	9.828613	9.61%	0
2009	7.425270	8.966848	20.76%	0
2008	10.806270	7.425270	-31.29%	0
2007	10.405944	10.806270	3.85%	0
2006*	10.000000	10.405944	4.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.505524	10.868716	3.46%	0
2010	10.129525	10.505524	3.71%	0
2009	9.230548	10.129525	9.74%	0
2008	10.466687	9.230548	-11.81%	0
2007	10.388122	10.466687	0.76%	0
2006*	10.000000	10.388122	3.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.834550	9.615008	-11.26%	0
2010	9.948218	10.834550	8.91%	0
2009	7.179740	9.948218	38.56%	0
2008	11.957998	7.179740	-39.96%	0
2007	10.686985	11.957998	11.89%	0
2006*	10.000000	10.686985	6.87%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.588362	8.942733	-6.73%	0
2010	8.290539	9.588362	15.65%	0
2009	6.105029	8.290539	35.80%	0
2008	11.184549	6.105029	-45.42%	0
2007	10.216091	11.184549	9.48%	0
2006*	10.000000	10.216091	2.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.204802	7.849255	-4.33%	0
2010	7.555705	8.204802	8.59%	0
2009	5.908398	7.555705	27.88%	0
2008	9.749596	5.908398	-39.40%	0
2007*	10.000000	9.749596	-2.50%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.639318	12.839101	1.58%	0
2010	11.414715	12.639318	10.73%	0
2009	7.985550	11.414715	42.94%	0
2008	11.350392	7.985550	-29.65%	0
2007	11.244887	11.350392	0.94%	0
2006	10.390020	11.244887	8.23%	0
2005*	10.000000	10.390020	3.90%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.584485	7.421099	-13.55%	0
2010	7.603174	8.584485	12.91%	0
2009	5.079792	7.603174	49.67%	0
2008*	10.000000	5.079792	-49.20%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.477194	8.978929	-5.26%	0
2010	7.837169	9.477194	20.93%	0
2009	6.089184	7.837169	28.71%	0
2008*	10.000000	6.089184	-39.11%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.453736	8.948768	-5.34%	0
2010	7.818986	9.453736	20.91%	0
2009	6.087288	7.818986	28.45%	0
2008*	10.000000	6.087288	-39.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.987924	8.234030	-8.39%	0
2010	7.990243	8.987924	12.49%	0
2009	6.320475	7.990243	26.42%	0
2008*	10.000000	6.320475	-36.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.973398	9.628146	-3.46%	0
2010	9.231775	9.973398	8.03%	0
2009	7.873896	9.231775	17.25%	0
2008*	10.000000	7.873896	-21.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.561116	9.033388	-5.52%	0
2010	8.693971	9.561116	9.97%	0
2009	7.155840	8.693971	21.49%	0
2008*	10.000000	7.155840	-28.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.421908	10.342256	-0.76%	0
2010	9.972650	10.421908	4.50%	0
2009	9.017623	9.972650	10.59%	0
2008*	10.000000	9.017623	-9.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.767952	9.335399	-4.43%	0
2010	8.963277	9.767952	8.98%	0
2009	7.511606	8.963277	19.33%	0
2008*	10.000000	7.511606	-24.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.331274	8.704464	-6.72%	0
2010	8.415919	9.331274	10.88%	0
2009	6.794850	8.415919	23.86%	0
2008*	10.000000	6.794850	-32.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.137580	9.893273	-2.41%	0
2010	9.501879	10.137580	6.69%	0
2009	8.251709	9.501879	15.15%	0
2008*	10.000000	8.251709	-17.48%	0

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.930124	11.401148	4.31%	0
2010	10.433971	10.930124	4.76%	0
2009	9.802132	10.433971	6.45%	0
2008*	10.000000	9.802132	-1.98%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.858224	11.288265	3.96%	0
2010	10.392365	10.858224	4.48%	0
2009	9.780422	10.392365	6.26%	0
2008*	10.000000	9.780422	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.795397	12.240525	3.77%	0
2010	11.149811	11.795397	5.79%	0
2009	9.786216	11.149811	13.93%	0
2008*	10.000000	9.786216	-2.14%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.749326	21.017525	-24.26%	0
2010	24.465345	27.749326	13.42%	0
2009	15.330784	24.465345	59.58%	0
2008	37.244096	15.330784	-58.84%	0
2007	26.218011	37.244096	42.06%	0
2006	19.654703	26.218011	33.39%	0
2005	15.177915	19.654703	29.50%	0
2004	12.879191	15.177915	17.85%	0
2003	7.993010	12.879191	61.13%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.499990	16.285347	-24.25%	0
2010	18.959530	21.499990	13.40%	0
2009	11.880662	18.959530	59.58%	0
2008	28.817018	11.880662	-58.77%	0
2007	20.249698	28.817018	42.31%	0
2006	15.153663	20.249698	33.63%	0
2005	11.688190	15.153663	29.65%	0
2004*	10.000000	11.688190	16.88%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.623711	13.249291	4.96%	0
2010	12.312301	12.623711	2.53%	0
2009	12.253382	12.312301	0.48%	0
2008	11.625148	12.253382	5.40%	0
2007	11.088197	11.625148	4.84%	0
2006	10.964783	11.088197	1.13%	0
2005	10.850902	10.964783	1.05%	0
2004	10.738994	10.850902	1.04%	0
2003	10.759750	10.738994	-0.19%	0

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.603263	6.696046	-11.93%	0
2010	6.876080	7.603263	10.58%	0
2009	5.428443	6.876080	26.67%	0
2008*	10.000000	5.428443	-45.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.804572	12.037183	-5.99%	0
2010	11.415696	12.804572	12.17%	0
2009	9.171396	11.415696	24.47%	0
2008	14.841358	9.171396	-38.20%	0
2007	14.316251	14.841358	3.67%	0
2006	12.518282	14.316251	14.36%	0
2005	11.852441	12.518282	5.62%	0
2004	10.622807	11.852441	11.58%	0
2003	8.232471	10.622807	29.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.327843	12.170096	-1.28%	0
2010	11.472614	12.327843	7.45%	0
2009*	10.000000	11.472614	14.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.186361	12.782689	-3.06%	0
2010	12.028785	13.186361	9.62%	0
2009*	10.000000	12.028785	20.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.729593	11.814410	0.72%	2,385
2010	11.320210	11.729593	3.62%	2,385
2009	10.605462	11.320210	6.74%	2,385
2008	11.533149	10.605462	-8.04%	2,385
2007	11.186010	11.533149	3.10%	2,385
2006	10.767398	11.186010	3.89%	2,385
2005	10.651104	10.767398	1.09%	2,385
2004	10.401213	10.651104	2.40%	2,385
2003	9.850848	10.401213	5.59%	2,385
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.503686	12.230480	-2.19%	0
2010	11.520910	12.503686	8.53%	0
2009	9.882894	11.520910	16.57%	0
2008	13.150641	9.882894	-24.85%	0
2007	12.721212	13.150641	3.38%	0
2006	11.674509	12.721212	8.97%	0
2005	11.325053	11.674509	3.09%	0
2004	10.566259	11.325053	7.18%	0
2003	8.994702	10.566259	17.47%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.812686	12.271127	-4.23%	0
2010	11.604645	12.812686	10.41%	0
2009	9.534035	11.604645	21.72%	0
2008	14.202017	9.534035	-32.87%	0
2007	13.674738	14.202017	3.86%	1,939
2006	12.200333	13.674738	12.08%	1,939
2005	11.644118	12.200333	4.78%	1,939
2004	10.616108	11.644118	9.68%	1,939
2003	8.566674	10.616108	23.92%	1,939
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.281630	12.266038	-0.13%	2,508
2010	11.566324	12.281630	6.18%	2,508
2009	10.318000	11.566324	12.10%	2,508
2008	12.412119	10.318000	-16.87%	2,508
2007	11.984135	12.412119	3.57%	2,508
2006	11.295330	11.984135	6.10%	2,508
2005	11.047236	11.295330	2.25%	2,508
2004	10.535690	11.047236	4.86%	2,508
2003	9.469845	10.535690	11.26%	2,508
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.703802	13.110224	-4.33%	0
2010	12.872007	13.703802	6.46%	0
2009*	10.000000	12.872007	28.72%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.645142	13.019223	-4.59%	2,025
2010	12.850326	13.645142	6.19%	2,025
2009*	10.000000	12.850326	28.50%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.700258	14.972447	-4.64%	0
2010	12.713685	15.700258	23.49%	0
2009	9.500925	12.713685	33.82%	0
2008	15.282716	9.500925	-37.83%	0
2007	14.522518	15.282716	5.23%	0
2006	13.505186	14.522518	7.53%	0
2005	12.311434	13.505186	9.70%	0
2004	10.871575	12.311434	13.24%	0
2003	8.251038	10.871575	31.76%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.691816	13.991482	-4.77%	1,056
2010	11.928844	14.691816	23.16%	1,056
2009	8.931038	11.928844	33.57%	1,056
2008	14.400280	8.931038	-37.98%	1,056
2007	13.707918	14.400280	5.05%	1,056
2006	12.764702	13.707918	7.39%	1,056
2005	11.657317	12.764702	9.50%	1,056
2004	10.314243	11.657317	13.02%	1,056
2003	7.848669	10.314243	31.41%	1,056

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.701381	9.493374	-2.14%	0
2010	9.914529	9.701381	-2.15%	0
2009	10.128123	9.914529	-2.11%	0
2008	10.142369	10.128123	-0.14%	0
2007	9.892342	10.142369	2.53%	0
2006	9.670975	9.892342	2.29%	0
2005	9.626054	9.670975	0.47%	0
2004	9.758385	9.626054	-1.36%	0
2003	9.910795	9.758385	-1.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.952102	7.916925	-11.56%	0
2010	8.038841	8.952102	11.36%	0
2009	6.035998	8.038841	33.18%	0
2008*	10.000000	6.035998	-39.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.522442	8.637275	-17.92%	0
2010	10.134020	10.522442	3.83%	0
2009	7.976645	10.134020	27.05%	0
2008	15.190661	7.976645	-47.49%	0
2007	15.084145	15.190661	0.71%	0
2006	12.558061	15.084145	20.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.341747	8.460037	-18.20%	0
2010	9.984650	10.341747	3.58%	0
2009	7.880097	9.984650	26.71%	0
2008	15.040018	7.880097	-47.61%	0
2007	14.968461	15.040018	0.48%	0
2006	12.496392	14.968461	19.78%	0
2005	11.422247	12.496392	9.40%	0
2004*	10.000000	11.422247	14.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.956444	8.480971	-5.31%	0
2010	7.934473	8.956444	12.88%	0
2009	6.268781	7.934473	26.57%	0
2008*	10.000000	6.268781	-37.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.606015	7.908241	-8.11%	0
2010	7.800703	8.606015	10.32%	0
2009	6.256962	7.800703	24.67%	0
2008*	10.000000	6.256962	-37.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.481495	8.865053	-6.50%	0
2010	7.661708	9.481495	23.75%	0
2009	6.179627	7.661708	23.98%	0
2008*	10.000000	6.179627	-38.20%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.953671	9.513974	-4.42%	0
2010	8.502885	9.953671	17.06%	0
2009	6.660337	8.502885	27.66%	0
2008*	10.000000	6.660337	-33.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.353835	9.074287	-2.99%	3,172
2010	7.640943	9.353835	22.42%	2,947
2009	6.139684	7.640943	24.45%	2,681
2008	11.736815	6.139684	-47.69%	2,348
2007	10.955323	11.736815	7.13%	2,086
2006	10.870894	10.955323	0.78%	1,905
2005	10.311361	10.870894	5.43%	1,705
2004	9.311690	10.311361	10.74%	1,495
2003	7.098279	9.311690	31.18%	1,274
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.392159	13.369185	-7.11%	0
2010	11.617340	14.392159	23.89%	0
2009	9.406663	11.617340	23.50%	0
2008	14.169625	9.406663	-33.61%	0
2007	15.555230	14.169625	-8.91%	0
2006	13.552352	15.555230	14.78%	0
2005	13.436342	13.552352	0.86%	0
2004	11.706441	13.436342	14.78%	0
2003	7.626939	11.706441	53.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.095274	12.115439	-7.48%	0
2010	10.581383	13.095274	23.76%	0
2009	8.592002	10.581383	23.15%	0
2008	12.970757	8.592002	-33.76%	0
2007	14.290507	12.970757	-9.24%	0
2006	12.471410	14.290507	14.59%	0
2005	12.399737	12.471410	0.58%	0
2004	10.831199	12.399737	14.48%	0
2003	7.075123	10.831199	53.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.467035	14.293732	-7.59%	0
2010	12.612988	15.467035	22.63%	0
2009	9.569374	12.612988	31.81%	0
2008	15.822586	9.569374	-39.52%	0
2007	15.834593	15.822586	-0.08%	0
2006	14.442878	15.834593	9.64%	0
2005	13.140642	14.442878	9.91%	0
2004	11.282968	13.140642	16.46%	0
2003	8.176908	11.282968	37.99%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.502116	14.289134	-7.82%	0
2010	12.676006	15.502116	22.29%	0
2009	9.636667	12.676006	31.54%	0
2008	15.976629	9.636667	-39.68%	0
2007	16.026027	15.976629	-0.31%	0
2006	14.654947	16.026027	9.36%	0
2005	13.370618	14.654947	9.61%	0
2004	11.503485	13.370618	16.23%	0
2003	8.360527	11.503485	37.59%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.708239	8.553610	-1.78%	0
2010	7.860083	8.708239	10.79%	0
2009	6.397749	7.860083	22.86%	0
2008	11.198465	6.397749	-42.87%	0
2007	10.608500	11.198465	5.56%	0
2006*	10.000000	10.608500	6.08%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.006700	9.354492	3.86%	0
2010	7.090025	9.006700	27.03%	0
2009	5.551826	7.090025	27.71%	0
2008*	10.000000	5.551826	-44.48%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.293761	10.203793	-0.87%	0
2010	10.271377	10.293761	0.22%	0
2009	9.800278	10.271377	4.81%	0
2008*	10.000000	9.800278	-2.00%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.368509	11.455869	-14.31%	0
2010	12.846780	13.368509	4.06%	0
2009*	10.000000	12.846780	28.47%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.591134	11.941404	-5.16%	0
2010	10.473749	12.591134	20.22%	0
2009	8.144398	10.473749	28.60%	0
2008	13.745280	8.144398	-40.75%	0
2007	13.055015	13.745280	5.29%	0
2006	11.733259	13.055015	11.27%	0
2005	11.220861	11.733259	4.57%	0
2004*	10.000000	11.220861	12.21%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.986297	12.554399	-10.24%	0
2010	12.324538	13.986297	13.48%	0
2009	9.016183	12.324538	36.69%	0
2008	15.407696	9.016183	-41.48%	0
2007	14.809528	15.407696	4.04%	0
2006	12.859353	14.809528	15.17%	0
2005	11.493158	12.859353	11.89%	0
2004*	10.000000	11.493158	14.93%	0

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.756194	12.317701	-10.46%	0
2010	12.153910	13.756194	13.18%	0
2009	8.911568	12.153910	36.38%	0
2008	15.267879	8.911568	-41.63%	0
2007	14.713762	15.267879	3.77%	0
2006	12.807689	14.713762	14.88%	0
2005	11.476139	12.807689	11.60%	0
2004*	10.000000	11.476139	14.76%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.623003	14.020244	-10.26%	0
2010	13.767919	15.623003	13.47%	0
2009	10.066732	13.767919	36.77%	0
2008	17.201319	10.066732	-41.48%	0
2007	16.536403	17.201319	4.02%	0
2006	14.358400	16.536403	15.17%	0
2005	12.836296	14.358400	11.86%	0
2004	11.008609	12.836296	16.60%	0
2003	7.866111	11.008609	39.95%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.254523	13.654222	-10.49%	0
2010	13.473629	15.254523	13.22%	0
2009	9.881052	13.473629	36.36%	0
2008	16.924327	9.881052	-41.62%	0
2007	16.306617	16.924327	3.79%	0
2006	14.198492	16.306617	14.85%	0
2005	12.720920	14.198492	11.62%	0
2004	10.935813	12.720920	16.32%	0
2003	7.822861	10.935813	39.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.554039	15.319264	-1.51%	0
2010	13.849712	15.554039	12.31%	0
2009	11.953514	13.849712	15.86%	0
2008	14.285502	11.953514	-16.32%	0
2007	13.327949	14.285502	7.18%	0
2006	12.701209	13.327949	4.93%	0
2005	12.665535	12.701209	0.28%	0
2004	11.937029	12.665535	6.10%	0
2003	10.412529	11.937029	14.64%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.737103	2.628042	-3.98%	0
2010	2.439043	2.737103	12.22%	0
2009	1.966526	2.439043	24.03%	0
2008	9.521642	1.966526	-79.35%	0
2007*	10.000000	9.521642	-4.78%	0

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.727918	3.562685	-4.43%	0
2010	3.318250	3.727918	12.35%	0
2009	2.706049	3.318250	22.62%	0
2008	12.967685	2.706049	-79.13%	0
2007	13.267681	12.967685	-2.26%	0
2006	12.390764	13.267681	7.08%	0
2005	12.375944	12.390764	0.12%	0
2004	11.607058	12.375944	6.62%	0
2003	9.569303	11.607058	21.29%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.793534	10.528721	-2.45%	1,009
2010	9.523369	10.793534	13.34%	1,009
2009	7.603973	9.523369	25.24%	1,009
2008	12.662325	7.603973	-39.95%	1,009
2007	12.426191	12.662325	1.90%	1,009
2006	11.065364	12.426191	12.30%	1,009
2005	10.693858	11.065364	3.47%	1,009
2004	10.013039	10.693858	6.80%	1,009
2003	8.093207	10.013039	23.72%	1,009
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.816323	15.134508	-4.31%	0
2010	13.097820	15.816323	20.76%	0
2009	9.756648	13.097820	34.25%	0
2008	16.038962	9.756648	-39.17%	0
2007	16.594129	16.038962	-3.35%	0
2006	14.746131	16.594129	12.53%	0
2005	13.709040	14.746131	7.57%	0
2004	11.731796	13.709040	16.85%	0
2003	8.304922	11.731796	41.26%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.372582	8.952904	-4.48%	0
2010	7.783705	9.372582	20.41%	0
2009	5.811385	7.783705	33.94%	0
2008	9.580195	5.811385	-39.34%	0
2007	9.926749	9.580195	-3.57%	0
2006*	10.000000	9.926749	-0.73%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.567017	12.271629	6.09%	0
2010	10.808196	11.567017	7.02%	0
2009*	10.000000	10.808196	8.08%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.205585	11.075823	-1.16%	0
2010	10.887208	11.205585	2.92%	0
2009*	10.000000	10.887208	8.87%	0

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.190586	11.375297	-6.69%	0
2010	10.892182	12.190586	11.92%	0
2009	8.575104	10.892182	27.02%	0
2008	14.296059	8.575104	-40.02%	0
2007	15.551102	14.296059	-8.07%	0
2006	13.710342	15.551102	13.43%	0
2005	13.314578	13.710342	2.97%	0
2004	12.246297	13.314578	8.72%	0
2003*	10.000000	12.246297	22.46%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.097380	9.832944	-18.72%	0
2010	11.236391	12.097380	7.66%	0
2009	9.213676	11.236391	21.95%	0
2008	16.800695	9.213676	-45.16%	0
2007	15.846048	16.800695	6.02%	0
2006	12.678693	15.846048	24.98%	0
2005	11.547872	12.678693	9.79%	0
2004	10.156618	11.547872	13.70%	0
2003	8.075775	10.156618	25.77%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.469999	12.557922	-6.77%	0
2010	10.926559	13.469999	23.28%	0
2009	8.489677	10.926559	28.70%	0
2008	14.308809	8.489677	-40.67%	0
2007	16.756437	14.308809	-14.61%	0
2006	14.598741	16.756437	14.78%	0
2005	13.938389	14.598741	4.74%	0
2004	11.285942	13.938389	23.50%	0
2003	7.707185	11.285942	46.43%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.197631	10.609228	-19.61%	0
2010	11.165208	13.197631	18.20%	0
2009	6.961969	11.165208	60.37%	0
2008	11.299762	6.961969	-38.39%	0
2007	10.945197	11.299762	3.24%	0
2006	10.608418	10.945197	3.17%	0
2005	10.256913	10.608418	3.43%	0
2004	9.979994	10.256913	2.77%	0
2003	8.165187	9.979994	22.23%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.667727	11.003070	3.14%	0
2010	10.202356	10.667727	4.56%	0
2009	9.532302	10.202356	7.03%	0
2008	10.879266	9.532302	-12.38%	0
2007	10.568123	10.879266	2.94%	0
2006	10.428329	10.568123	1.34%	0
2005	10.253466	10.428329	1.71%	0
2004	10.068654	10.253466	1.84%	0
2003*	10.000000	10.068654	0.69%	0

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.140929	15.068503	-6.64%	0
2010	13.011675	16.140929	24.05%	0
2009*	10.000000	13.011675	30.12%	0
Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.620399	10.744870	-7.53%	0
2010	10.742040	11.620399	8.18%	0
2009	8.738970	10.742040	22.92%	0
2008	12.592589	8.738970	-31.87%	0
2007	12.041090	12.592589	4.58%	0
2006	11.143738	12.041090	8.05%	0
2005	10.950301	11.143738	1.77%	0
2004	10.563598	10.950301	3.66%	0
2003	9.204337	10.563598	14.77%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.135965	10.515221	3.74%	0
2010	9.187875	10.135965	10.32%	0
2009	7.806116	9.187875	17.70%	0
2008	13.459282	7.806116	-42.00%	0
2007	13.125760	13.459282	2.54%	0
2006	11.471773	13.125760	14.42%	0
2005	11.213688	11.471773	2.30%	0
2004	10.309015	11.213688	8.78%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.275418	12.035658	-21.21%	0
2010	14.974915	15.275418	2.01%	0
2009	11.396262	14.974915	31.40%	0
2008	24.944445	11.396262	-54.31%	0
2007	24.160008	24.944445	3.25%	0
2006	18.281468	24.160008	32.16%	0
2005	16.041316	18.281468	13.96%	0
2004	13.133092	16.041316	22.14%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.671929	9.104519	-5.87%	0
2010	9.004111	9.671929	7.42%	0
2009	6.714977	9.004111	34.09%	0
2008	11.409874	6.714977	-41.15%	0
2007	10.269776	11.409874	11.10%	0
2006	10.567967	10.269776	-2.82%	0
2005	9.408424	10.567967	12.32%	0
2004	8.879086	9.408424	5.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.076180	16.154855	-10.63%	0
2010	14.600265	18.076180	23.81%	0
2009	10.464714	14.600265	39.52%	0
2008	16.653994	10.464714	-37.16%	0
2007	16.774477	16.653994	-0.72%	0
2006	15.017934	16.774477	11.70%	0
2005	14.399825	15.017934	4.29%	0
2004	12.365090	14.399825	16.46%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.880041	12.138691	-5.76%	0
2010	11.998434	12.880041	7.35%	0
2009*	10.000000	11.998434	19.98%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.176283	14.926594	-1.65%	0
2010	12.332278	15.176283	23.06%	0
2009	10.085662	12.332278	22.28%	0
2008	14.927717	10.085662	-32.44%	0
2007	15.366077	14.927717	-2.85%	0
2006	13.731878	15.366077	11.90%	0
2005	13.092763	13.731878	4.88%	0
2004	10.983445	13.092763	19.20%	0

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.876999	10.734082	-1.31%	0
2010	9.686353	10.876999	12.29%	0
2009	7.404714	9.686353	30.81%	0
2008	11.546433	7.404714	-35.87%	0
2007	10.954701	11.546433	5.40%	0
2006	10.256747	10.954701	6.80%	0
2005	10.120867	10.256747	1.34%	0
2004	9.743377	10.120867	3.87%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.612792	11.571097	-0.36%	0
2010	10.339590	11.612792	12.31%	0
2009	8.368407	10.339590	23.56%	0
2008	13.613237	8.368407	-38.53%	0
2007	13.226084	13.613237	2.93%	0
2006	11.708192	13.226084	12.96%	0
2005	11.434335	11.708192	2.40%	0
2004	10.567084	11.434335	8.21%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.016104	12.936630	-0.61%	0
2010	11.619553	13.016104	12.02%	0
2009	9.425969	11.619553	23.27%	0
2008	15.377331	9.425969	-38.70%	0
2007	14.977543	15.377331	2.67%	0
2006	13.292245	14.977543	12.68%	0
2005	13.013396	13.292245	2.14%	0
2004	12.057802	13.013396	7.93%	0
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.451117	9.658550	-7.58%	0
2010	9.456016	10.451117	10.52%	0
2009	8.536330	9.456016	10.77%	0
2008	12.410498	8.536330	-31.22%	0
2007	11.575171	12.410498	7.22%	0
2006	10.221624	11.575171	13.24%	0
2005	10.276692	10.221624	-0.54%	0
2004	9.810334	10.276692	4.75%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.637859	17.073775	2.62%	0
2010	14.872824	16.637859	11.87%	0
2009	9.973402	14.872824	49.12%	0
2008	13.798733	9.973402	-27.72%	0
2007	13.675209	13.798733	0.90%	0
2006	12.645613	13.675209	8.14%	0
2005	12.642141	12.645613	0.03%	0
2004	11.734244	12.642141	7.74%	0

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.871755	12.875420	0.03%	0
2010	12.129682	12.871755	6.12%	0
2009	10.298025	12.129682	17.79%	0
2008	11.357405	10.298025	-9.33%	0
2007	11.020936	11.357405	3.05%	0
2006	10.818743	11.020936	1.87%	0
2005	10.919766	10.818743	-0.93%	0
2004	10.775341	10.919766	1.34%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.733962	12.702458	-0.25%	0
2010	12.024476	12.733962	5.90%	0
2009	10.232421	12.024476	17.51%	0
2008	11.317397	10.232421	-9.59%	0
2007	11.007547	11.317397	2.81%	0
2006	10.829959	11.007547	1.64%	0
2005	10.964691	10.829959	-1.23%	0
2004	10.851113	10.964691	1.05%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.540493	10.983708	-4.82%	0
2010	10.337999	11.540493	11.63%	0
2009	8.197942	10.337999	26.10%	0
2008	11.776657	8.197942	-30.39%	0
2007	10.439629	11.776657	12.81%	0
2006	9.953647	10.439629	4.88%	0
2005	9.792282	9.953647	1.65%	0
2004	9.503252	9.792282	3.04%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.825433	10.289626	-4.95%	0
2010	9.712594	10.825433	11.46%	0
2009	7.712734	9.712594	25.93%	0
2008	11.093048	7.712734	-30.47%	0
2007	9.849321	11.093048	12.63%	0
2006	9.399532	9.849321	4.79%	0
2005	9.260259	9.399532	1.50%	0
2004	9.002423	9.260259	2.86%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.783442	8.969186	-8.32%	0
2010	8.610479	9.783442	13.62%	0
2009	6.630165	8.610479	29.87%	0
2008	10.572904	6.630165	-37.29%	0
2007	9.095296	10.572904	16.25%	0
2006	8.703259	9.095296	4.50%	0
2005	8.573428	8.703259	1.51%	0
2004	8.281531	8.573428	3.52%	0

Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.021751	8.253619	-8.51%	0
2010	7.950538	9.021751	13.47%	0
2009	6.139533	7.950538	29.50%	0
2008	9.800309	6.139533	-37.35%	0
2007	8.450052	9.800309	15.98%	0
2006	8.095269	8.450052	4.38%	0
2005	7.991930	8.095269	1.29%	0
2004	7.736094	7.991930	3.31%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.158233	10.500870	-5.89%	0
2010	9.669606	11.158233	15.39%	0
2009	7.146040	9.669606	35.31%	0
2008	11.075093	7.146040	-35.48%	0
2007	10.400099	11.075093	6.49%	0
2006	9.524752	10.400099	9.19%	0
2005	9.221112	9.524752	3.29%	0
2004	8.943577	9.221112	3.10%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.545887	10.860337	-5.94%	0
2010	10.025276	11.545887	15.17%	0
2009	7.410757	10.025276	35.28%	0
2008	11.507280	7.410757	-35.60%	0
2007	10.823752	11.507280	6.32%	0
2006	9.925264	10.823752	9.05%	0
2005	9.616419	9.925264	3.21%	0
2004	9.351445	9.616419	2.83%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.140239	7.747749	-4.82%	0
2010	7.049701	8.140239	15.47%	0
2009	5.303522	7.049701	32.92%	0
2008	9.221012	5.303522	-42.48%	0
2007	8.818832	9.221012	4.56%	0
2006	7.909775	8.818832	11.49%	0
2005	6.684633	7.909775	18.33%	0
2004	6.748962	6.684633	-0.95%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.012308	7.619464	-4.90%	0
2010	6.943541	8.012308	15.39%	0
2009	5.228543	6.943541	32.80%	0
2008	9.115418	5.228543	-42.64%	0
2007	8.733830	9.115418	4.37%	0
2006	7.845856	8.733830	11.32%	0
2005	6.647305	7.845856	18.03%	0
2004	6.710793	6.647305	-0.95%	0

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.927379	9.792796	-1.36%	0
2010	8.819788	9.927379	12.56%	0
2009	6.935423	8.819788	27.17%	0
2008	12.377697	6.935423	-43.97%	0
2007	12.480760	12.377697	-0.83%	0
2006	10.626821	12.480760	17.45%	0
2005	10.273613	10.626821	3.44%	0
2004	9.431146	10.273613	8.93%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.728167	10.561315	-1.56%	0
2010	9.545392	10.728167	12.39%	725
2009	7.514530	9.545392	27.03%	725
2008	13.436473	7.514530	-44.07%	725
2007	13.567765	13.436473	-0.97%	725
2006	11.566886	13.567765	17.30%	725
2005	11.202290	11.566886	3.25%	725
2004	10.297474	11.202290	8.79%	725
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.635398	8.578787	-0.66%	0
2010	7.700418	8.635398	12.14%	0
2009	6.191892	7.700418	24.36%	0
2008	10.874210	6.191892	-43.06%	0
2007	9.928625	10.874210	9.52%	0
2006	8.982616	9.928625	10.53%	0
2005	8.541107	8.982616	5.17%	0
2004	8.258099	8.541107	3.43%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.811172	8.734827	-0.87%	0
2010	7.865055	8.811172	12.03%	0
2009	6.331499	7.865055	24.22%	0
2008	11.142951	6.331499	-43.18%	0
2007	10.186996	11.142951	9.38%	0
2006	9.229031	10.186996	10.38%	0
2005	8.785840	9.229031	5.04%	0
2004	8.513233	8.785840	3.20%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.081337	7.915072	-2.06%	0
2010	6.660623	8.081337	21.33%	0
2009	5.314525	6.660623	25.33%	0
2008	10.299075	5.314525	-48.40%	0
2007	8.301332	10.299075	24.07%	0
2006	7.952242	8.301332	4.39%	0
2005	7.694090	7.952242	3.36%	0
2004	7.618533	7.694090	0.99%	0

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.262982	6.123484	-2.23%	0
2010	5.170049	6.262982	21.14%	0
2009	4.131086	5.170049	25.15%	0
2008	8.016948	4.131086	-48.47%	0
2007	6.472626	8.016948	23.86%	0
2006	6.209708	6.472626	4.23%	0
2005	6.017847	6.209708	3.19%	0
2004	5.966905	6.017847	0.85%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.643073	8.581473	-11.01%	0
2010	7.907500	9.643073	21.95%	0
2009	5.786497	7.907500	36.65%	0
2008	11.573550	5.786497	-50.00%	0
2007	10.071535	11.573550	14.91%	0
2006	9.497538	10.071535	6.04%	0
2005	8.993017	9.497538	5.61%	0
2004	8.342132	8.993017	7.80%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.429368	8.372379	-11.21%	0
2010	7.732695	9.429368	21.94%	0
2009	5.674848	7.732695	36.26%	0
2008	11.356668	5.674848	-50.03%	0
2007	9.899167	11.356668	14.72%	0
2006	9.346348	9.899167	5.91%	0
2005	8.869399	9.346348	5.38%	0
2004	8.247328	8.869399	7.54%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.631486	10.806391	1.65%	0
2010	9.553330	10.631486	11.29%	0
2009	6.793998	9.553330	40.61%	0
2008	9.270443	6.793998	-26.71%	0
2007	9.234781	9.270443	0.39%	0
2006	8.492610	9.234781	8.74%	0
2005	8.469429	8.492610	0.27%	0
2004	7.910922	8.469429	7.06%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.455994	11.620923	1.44%	0
2010	10.304659	11.455994	11.17%	0
2009	7.344206	10.304659	40.31%	0
2008	10.031581	7.344206	-26.79%	0
2007	10.004134	10.031581	0.27%	0
2006	9.212828	10.004134	8.59%	0
2005	9.206598	9.212828	0.07%	0
2004	8.606102	9.206598	6.98%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.141155	11.293474	1.37%	0
2010	10.011015	11.141155	11.29%	0
2009	7.133247	10.011015	40.34%	0
2008	9.748882	7.133247	-26.83%	0

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.182030	11.373572	1.71%	0
2010	10.059148	11.182030	11.16%	0
2009	7.145920	10.059148	40.77%	0
2008	9.739577	7.145920	-26.63%	0
2007*	10.000000	9.739577	-2.60%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.702453	8.684930	-0.20%	0
2010	7.735878	8.702453	12.49%	0
2009	6.247628	7.735878	23.82%	0
2008	10.140119	6.247628	-38.39%	0
2007	9.834538	10.140119	3.11%	0
2006	8.688502	9.834538	13.19%	0
2005	8.474560	8.688502	2.52%	0
2004	7.833614	8.474560	8.18%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.984294	15.730380	4.98%	0
2010	14.212059	14.984294	5.43%	0
2009	12.557258	14.212059	13.18%	0
2008	13.270976	12.557258	-5.38%	0
2007	13.005724	13.270976	2.04%	0
2006	12.743256	13.005724	2.06%	0
2005	12.749685	12.743256	-0.05%	0
2004	12.480413	12.749685	2.16%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	35.332955	30.853420	-12.68%	0
2010	28.069970	35.332955	25.87%	0
2009	20.498650	28.069970	36.94%	0
2008	34.650659	20.498650	-40.84%	0
2007	30.682557	34.650659	12.93%	0
2006	27.862841	30.682557	10.12%	0
2005	24.100265	27.862841	15.61%	0
2004	19.749641	24.100265	22.03%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.041216	19.217546	-12.81%	0
2010	17.528381	22.041216	25.75%	0
2009	12.824549	17.528381	36.68%	0
2008	21.713686	12.824549	-40.94%	0
2007	19.251869	21.713686	12.79%	0
2006	17.511757	19.251869	9.94%	0
2005	15.171134	17.511757	15.43%	0
2004	12.443976	15.171134	21.92%	0
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.867817	10.640979	-2.09%	0
2010	11.085347	10.867817	-1.96%	0
2009	11.253584	11.085347	-1.49%	0
2008	11.168504	11.253584	0.76%	0
2007	10.858623	11.168504	2.85%	0
2006	10.584545	10.858623	2.59%	0
2005	10.502352	10.584545	0.78%	0
2004	10.610568	10.502352	-1.02%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.074247	8.964905	-19.05%	0
2010	10.021101	11.074247	10.51%	0
2009	8.104022	10.021101	23.66%	0
2008	14.762178	8.104022	-45.10%	0
2007	12.879820	14.762178	14.61%	0
2006	11.164941	12.879820	15.36%	0
2005	9.594958	11.164941	16.36%	0
2004	8.644743	9.594958	10.99%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.856665	7.160027	-19.16%	0
2010	8.026020	8.856665	10.35%	0
2009	6.501796	8.026020	23.44%	0
2008	11.863613	6.501796	-45.20%	0
2007	10.364454	11.863613	14.46%	0
2006	8.997793	10.364454	15.19%	0
2005	7.744856	8.997793	16.18%	0
2004	6.988583	7.744856	10.82%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.546297	10.136764	-19.21%	0
2010	11.369970	12.546297	10.35%	0
2009	9.212193	11.369970	23.42%	0
2008	16.804895	9.212193	-45.18%	0
2007	14.680445	16.804895	14.47%	0
2006	12.740304	14.680445	15.23%	0
2005	10.970005	12.740304	16.14%	0
2004*	10.000000	10.970005	9.70%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.684516	10.259232	-19.12%	0
2010	11.476491	12.684516	10.53%	0
2009	9.277149	11.476491	23.71%	0
2008	16.903041	9.277149	-45.12%	0
2007	14.745374	16.903041	14.63%	0
2006	12.781799	14.745374	15.36%	0
2005	10.988796	12.781799	16.32%	0
2004*	10.000000	10.988796	9.89%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.638810	10.139894	-4.69%	0
2010	9.239513	10.638810	15.14%	0
2009	6.636995	9.239513	39.21%	0
2008	12.692657	6.636995	-47.71%	0
2007	12.726101	12.692657	-0.26%	0
2006	11.358207	12.726101	12.04%	0
2005	10.947069	11.358207	3.76%	0
2004	10.077468	10.947069	8.63%	0

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.482898	9.978083	-4.82%	0
2010	9.120890	10.482898	14.93%	0
2009	6.562811	9.120890	38.98%	0
2008	12.567635	6.562811	-47.78%	0
2007	12.617157	12.567635	-0.39%	0
2006	11.275542	12.617157	11.90%	0
2005	10.892643	11.275542	3.52%	0
2004	10.040390	10.892643	8.49%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.501900	12.928377	-10.85%	0
2010	11.725780	14.501900	23.68%	0
2009	7.617404	11.725780	53.93%	0
2008	15.953753	7.617404	-52.25%	0
2007	15.449481	15.953753	3.26%	0
2006	13.594132	15.449481	13.65%	0
2005	13.552802	13.594132	0.30%	0
2004	12.157134	13.552802	11.48%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.527136	12.034327	-11.04%	0
2010	10.947724	13.527136	23.56%	0
2009	7.123023	10.947724	53.69%	0
2008	14.952059	7.123023	-52.36%	0
2007	14.501211	14.952059	3.11%	0
2006	12.780543	14.501211	13.46%	0
2005	12.757597	12.780543	0.18%	0
2004	11.458711	12.757597	11.34%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.745029	13.249715	3.96%	0
2010	10.775156	12.745029	18.28%	0
2009	9.362860	10.775156	15.08%	0
2008	13.104586	9.362860	-28.55%	0
2007	13.732547	13.104586	-4.57%	0
2006	11.956683	13.732547	14.85%	0
2005	11.790666	11.956683	1.41%	0
2004	10.836716	11.790666	8.80%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.008016	8.674370	-3.70%	0
2010	8.353912	9.008016	7.83%	0
2009	6.557922	8.353912	27.39%	0
2008*	10.000000	6.557922	-34.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.131951	12.377826	-12.41%	0
2010	13.296121	14.131951	6.29%	0
2009	9.898800	13.296121	34.32%	0
2008	16.936121	9.898800	-41.55%	0
2007	14.957527	16.936121	13.23%	0
2006	12.566376	14.957527	19.03%	0
2005	11.629840	12.566376	8.05%	0
2004	10.003413	11.629840	16.26%	0

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.443326	10.207583	-2.26%	0
2010	9.746750	10.443326	7.15%	0
2009	7.767868	9.746750	25.48%	0
2008	11.370049	7.767868	-31.68%	0
2007	10.754324	11.370049	5.73%	0
2006*	10.000000	10.754324	7.54%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.322695	10.066408	-2.48%	0
2010	9.661209	10.322695	6.85%	0
2009	7.718664	9.661209	25.17%	0
2008	11.327126	7.718664	-31.86%	0
2007	10.737346	11.327126	5.49%	0
2006*	10.000000	10.737346	7.37%	0
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.488448	15.908362	-9.04%	0
2010	15.879405	17.488448	10.13%	0
2009	12.034911	15.879405	31.94%	0
2008	20.698728	12.034911	-41.86%	0
2007	18.494848	20.698728	11.92%	0
2006	14.786876	18.494848	25.08%	0
2005	12.844624	14.786876	15.12%	0
2004	10.616764	12.844624	20.98%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.422920	13.206503	-8.43%	0
2010	12.923307	14.422920	11.60%	0
2009	10.148051	12.923307	27.35%	0
2008	14.516808	10.148051	-30.09%	0
2007	13.551111	14.516808	7.13%	0
2006	12.454867	13.551111	8.80%	0
2005	11.832973	12.454867	5.26%	0
2004	10.630217	11.832973	11.31%	0
Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.212457	9.349934	-8.45%	0
2010	8.733269	10.212457	16.94%	0
2009	5.390911	8.733269	62.00%	0
2008	10.833171	5.390911	-50.24%	0
2007	9.497448	10.833171	14.06%	0
2006	9.462182	9.497448	0.37%	0
2005	8.987884	9.462182	5.28%	0
2004	8.606747	8.987884	4.43%	0
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.539433	11.048126	-4.26%	0
2010	10.198132	11.539433	13.15%	0
2009	8.120661	10.198132	25.58%	0
2008	12.934448	8.120661	-37.22%	0
2007	13.542341	12.934448	-4.49%	0
2006	11.931671	13.542341	13.50%	0
2005	11.717701	11.931671	1.83%	0
2004	10.203044	11.717701	14.85%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.530308	11.372019	-9.24%	0
2010	11.789219	12.530308	6.29%	0
2009*	10.000000	11.789219	17.89%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.138772	9.952876	-1.83%	0
2010	9.243444	10.138772	9.69%	0
2009	6.794855	9.243444	36.04%	0
2008	11.025086	6.794855	-38.37%	0
2007	10.154868	11.025086	8.57%	0
2006	9.675916	10.154868	4.95%	0
2005	9.491754	9.675916	1.94%	0
2004	8.905120	9.491754	6.59%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.378611	7.689440	-8.23%	0
2010	6.630508	8.378611	26.36%	0
2009	4.799747	6.630508	38.14%	0
2008	10.139275	4.799747	-52.66%	0
2007	9.468220	10.139275	7.09%	0
2006	9.463307	9.468220	0.05%	0
2005	9.406778	9.463307	0.60%	0
2004	8.409236	9.406778	11.86%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.793529	12.074835	-12.46%	0
2010	10.374747	13.793529	32.95%	0
2009	6.511155	10.374747	59.34%	0
2008	11.008488	6.511155	-40.85%	0
2007	11.009732	11.008488	-0.01%	0
2006	9.967893	11.009732	10.45%	0
2005	9.703235	9.967893	2.73%	0
2004	9.341483	9.703235	3.87%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.861472	12.520409	-2.65%	0
2010	11.824326	12.861472	8.77%	0
2009	9.873565	11.824326	19.76%	0
2008	15.011079	9.873565	-34.22%	0
2007	14.267168	15.011079	5.21%	0
2006	12.104932	14.267168	17.86%	0
2005	11.624664	12.104932	4.13%	0
2004	10.351447	11.624664	12.30%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.684664	10.264305	-3.93%	0
2010*	10.000000	10.684664	6.85%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.685425	13.450060	-1.72%	0
2010	12.366653	13.685425	10.66%	0
2009*	10.000000	12.366653	23.67%	0

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.805182	9.679028	-1.29%	0
2010	8.950048	9.805182	9.55%	0
2009	7.415149	8.950048	20.70%	0
2008	10.797061	7.415149	-31.32%	0
2007	10.402421	10.797061	3.79%	0
2006*	10.000000	10.402421	4.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.480500	10.837297	3.40%	0
2010	10.110557	10.480500	3.66%	0
2009	9.217980	10.110557	9.68%	0
2008	10.457773	9.217980	-11.86%	0
2007	10.384612	10.457773	0.70%	0
2006*	10.000000	10.384612	3.85%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.808710	9.587174	-11.30%	0
2010	9.929560	10.808710	8.85%	0
2009	7.169940	9.929560	38.49%	0
2008	11.947796	7.169940	-39.99%	0
2007	10.683364	11.947796	11.84%	0
2006*	10.000000	10.683364	6.83%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.565490	8.916863	-6.78%	0
2010	8.274989	9.565490	15.60%	0
2009	6.096694	8.274989	35.73%	0
2008	11.175007	6.096694	-45.44%	0
2007	10.212629	11.175007	9.42%	0
2006*	10.000000	10.212629	2.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.189432	7.830551	-4.38%	0
2010	7.545396	8.189432	8.54%	0
2009	5.903354	7.545396	27.82%	0
2008	9.746269	5.903354	-39.43%	0
2007*	10.000000	9.746269	-2.54%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.602795	12.795478	1.53%	0
2010	11.387549	12.602795	10.67%	0
2009	7.970615	11.387549	42.87%	0
2008	11.334958	7.970615	-29.68%	0
2007	11.235365	11.334958	0.89%	0
2006	10.386510	11.235365	8.17%	0
2005*	10.000000	10.386510	3.87%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.572783	7.407212	-13.60%	0
2010	7.596686	8.572783	12.85%	0
2009	5.078051	7.596686	49.60%	0
2008*	10.000000	5.078051	-49.22%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.464268	8.962109	-5.31%	0
2010	7.830477	9.464268	20.86%	0
2009	6.087100	7.830477	28.64%	0
2008*	10.000000	6.087100	-39.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.440831	8.931994	-5.39%	0
2010	7.812308	9.440831	20.85%	0
2009	6.085201	7.812308	28.38%	0
2008*	10.000000	6.085201	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.975670	8.218610	-8.43%	0
2010	7.983421	8.975670	12.43%	0
2009	6.318315	7.983421	26.35%	0
2008*	10.000000	6.318315	-36.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.959791	9.610103	-3.51%	0
2010	9.223900	9.959791	7.98%	0
2009	7.871204	9.223900	17.19%	0
2008*	10.000000	7.871204	-21.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.548087	9.016475	-5.57%	0
2010	8.686563	9.548087	9.92%	0
2009	7.153399	8.686563	21.43%	0
2008*	10.000000	7.153399	-28.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.407724	10.322914	-0.81%	0
2010	9.964165	10.407724	4.45%	0
2009	9.014543	9.964165	10.53%	0
2008*	10.000000	9.014543	-9.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.754667	9.317957	-4.48%	0
2010	8.955653	9.754667	8.92%	0
2009	7.509050	8.955653	19.26%	0
2008*	10.000000	7.509050	-24.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.318567	8.688170	-6.76%	0
2010	8.408744	9.318567	10.82%	0
2009	6.792527	8.408744	23.79%	0
2008*	10.000000	6.792527	-32.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.123792	9.874778	-2.46%	0
2010	9.493792	10.123792	6.64%	0
2009	8.248893	9.493792	15.09%	0
2008*	10.000000	8.248893	-17.51%	0

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.915246	11.379838	4.26%	0
2010	10.425092	10.915246	4.70%	0
2009	9.798799	10.425092	6.39%	0
2008*	10.000000	9.798799	-2.01%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.843428	11.267148	3.91%	0
2010	10.383519	10.843428	4.43%	0
2009	9.777090	10.383519	6.20%	0
2008*	10.000000	9.777090	-2.23%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.779323	12.217619	3.72%	0
2010	11.140309	11.779323	5.74%	0
2009	9.782878	11.140309	13.88%	0
2008*	10.000000	9.782878	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.623708	20.911694	-24.30%	0
2010	24.367030	27.623708	13.37%	0
2009	15.276981	24.367030	59.50%	0
2008	37.132446	15.276981	-58.86%	0
2007	26.152834	37.132446	41.98%	0
2006	19.615833	26.152834	33.33%	0
2005	15.155615	19.615833	29.43%	0
2004	12.866857	15.155615	17.79%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.426956	16.221747	-24.29%	0
2010	18.904761	21.426956	13.34%	0
2009	11.852392	18.904761	59.50%	0
2008	28.763191	11.852392	-58.79%	0
2007	20.222258	28.763191	42.24%	0
2006	15.140838	20.222258	33.56%	0
2005	11.684242	15.140838	29.58%	0
2004*	10.000000	11.684242	16.84%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.566582	13.182619	4.90%	0
2010	12.262844	12.566582	2.48%	0
2009	12.210394	12.262844	0.43%	0
2008	11.590290	12.210394	5.35%	0
2007	11.060633	11.590290	4.79%	0
2006	10.943107	11.060633	1.07%	0
2005	10.834977	10.943107	1.00%	0
2004	10.728710	10.834977	0.99%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.592916	6.683524	-11.98%	0
2010	6.870228	7.592916	10.52%	0
2009	5.426594	6.870228	26.60%	0
2008*	10.000000	5.426594	-45.73%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.746574	11.976549	-6.04%	0
2010	11.369803	12.746574	12.11%	1,396
2009	9.139201	11.369803	24.41%	1,396
2008	14.796841	9.139201	-38.24%	1,396
2007	14.280641	14.796841	3.61%	1,396
2006	12.493513	14.280641	14.30%	1,396
2005	11.835014	12.493513	5.56%	1,396
2004	10.612611	11.835014	11.52%	1,396
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.317334	12.153512	-1.33%	0
2010	11.468700	12.317334	7.40%	0
2009*	10.000000	11.468700	14.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.175134	12.765295	-3.11%	0
2010	12.024686	13.175134	9.57%	0
2009*	10.000000	12.024686	20.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.676498	11.754935	0.67%	0
2010	11.274724	11.676498	3.56%	0
2009	10.568252	11.274724	6.68%	0
2008	11.498555	10.568252	-8.09%	0
2007	11.158181	11.498555	3.05%	0
2006	10.746083	11.158181	3.83%	0
2005	10.635443	10.746083	1.04%	0
2004	10.391234	10.635443	2.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.447067	12.168889	-2.23%	0
2010	11.474595	12.447067	8.48%	0
2009	9.848210	11.474595	16.51%	0
2008	13.111205	9.848210	-24.89%	0
2007	12.689590	13.111205	3.32%	0
2006	11.651432	12.689590	8.91%	0
2005	11.308415	11.651432	3.03%	0
2004	10.556121	11.308415	7.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.754712	12.209365	-4.28%	0
2010	11.558045	12.754712	10.35%	0
2009	9.500601	11.558045	21.66%	0
2008	14.159457	9.500601	-32.90%	0
2007	13.640765	14.159457	3.80%	0
2006	12.176226	13.640765	12.03%	0
2005	11.627040	12.176226	4.72%	0
2004	10.605944	11.627040	9.63%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.226079	12.204345	-0.18%	0
2010	11.519884	12.226079	6.13%	0
2009	10.281821	11.519884	12.04%	0
2008	12.374927	10.281821	-16.91%	0
2007	11.954348	12.374927	3.52%	0
2006	11.272997	11.954348	6.04%	0
2005	11.031004	11.272997	2.19%	0
2004	10.525586	11.031004	4.80%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.692136	13.092386	-4.38%	0
2010	12.867621	13.692136	6.41%	0
2009*	10.000000	12.867621	28.68%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.633525	13.001498	-4.64%	0
2010	12.845949	13.633525	6.13%	549
2009*	10.000000	12.845949	28.46%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.631590	14.899362	-4.68%	0
2010	12.664532	15.631590	23.43%	0
2009	9.469026	12.664532	33.75%	0
2008	15.239208	9.469026	-37.86%	0
2007	14.488607	15.239208	5.18%	0
2006	13.480511	14.488607	7.48%	0
2005	12.295202	13.480511	9.64%	0
2004	10.862786	12.295202	13.19%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.626844	13.922512	-4.82%	0
2010	11.882164	14.626844	23.10%	0
2009	8.900640	11.882164	33.50%	0
2008	14.358623	8.900640	-38.01%	0
2007	13.675284	14.358623	5.00%	0
2006	12.740802	13.675284	7.33%	0
2005	11.641420	12.740802	9.44%	0
2004	10.305447	11.641420	12.96%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.657274	9.445404	-2.19%	0
2010	9.874499	9.657274	-2.20%	0
2009	10.092388	9.874499	-2.16%	0
2008	10.111751	10.092388	-0.19%	0
2007	9.867551	10.111751	2.47%	0
2006	9.651658	9.867551	2.24%	0
2005	9.611725	9.651658	0.42%	0
2004	9.748839	9.611725	-1.41%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.939901	7.902091	-11.61%	0
2010	8.031975	8.939901	11.30%	0
2009	6.033930	8.031975	33.11%	0
2008*	10.000000	6.033930	-39.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.486647	8.603493	-17.96%	0
2010	10.104704	10.486647	3.78%	0
2009	7.957636	10.104704	26.98%	0
2008	15.162245	7.957636	-47.52%	0
2007	15.063677	15.162245	0.65%	0
2006	12.547414	15.063677	20.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.306562	8.426951	-18.24%	0
2010	9.955758	10.306562	3.52%	0
2009	7.861323	9.955758	26.64%	0
2008	15.011899	7.861323	-47.63%	0
2007	14.948158	15.011899	0.43%	0
2006	12.485805	14.948158	19.72%	0
2005	11.418380	12.485805	9.35%	0
2004*	10.000000	11.418380	14.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.944253	8.465103	-5.36%	0
2010	7.927715	8.944253	12.82%	0
2009	6.266640	7.927715	26.51%	0
2008*	10.000000	6.266640	-37.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.594269	7.893419	-8.15%	0
2010	7.794044	8.594269	10.27%	0
2009	6.254822	7.794044	24.61%	0
2008*	10.000000	6.254822	-37.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.468588	8.848477	-6.55%	0
2010	7.655179	9.468588	23.69%	0
2009	6.177518	7.655179	23.92%	0
2008*	10.000000	6.177518	-38.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.940108	9.496154	-4.47%	0
2010	8.495635	9.940108	17.00%	0
2009	6.658061	8.495635	27.60%	0
2008*	10.000000	6.658061	-33.42%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.311514	9.028626	-3.04%	0
2010	7.610254	9.311514	22.35%	0
2009	6.118137	7.610254	24.39%	0
2008	11.701633	6.118137	-47.72%	0
2007	10.928083	11.701633	7.08%	0
2006	10.849408	10.928083	0.73%	0
2005	10.296228	10.849408	5.37%	0
2004	9.302768	10.296228	10.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.329202	13.303917	-7.16%	0
2010	11.572421	14.329202	23.82%	0
2009	9.375083	11.572421	23.44%	0
2008	14.129292	9.375083	-33.65%	0
2007	15.518937	14.129292	-8.95%	0
2006	13.527630	15.518937	14.72%	0
2005	13.418665	13.527630	0.81%	0
2004	11.697008	13.418665	14.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.037395	12.055735	-7.53%	0
2010	10.539991	13.037395	23.69%	0
2009	8.562767	10.539991	23.09%	0
2008	12.933249	8.562767	-33.79%	0
2007	14.256517	12.933249	-9.28%	0
2006	12.448086	14.256517	14.53%	0
2005	12.382849	12.448086	0.53%	0
2004	10.821970	12.382849	14.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.399368	14.223938	-7.63%	0
2010	12.564218	15.399368	22.57%	0
2009	9.537243	12.564218	31.74%	0
2008	15.777544	9.537243	-39.55%	0
2007	15.797648	15.777544	-0.13%	0
2006	14.416536	15.797648	9.58%	0
2005	13.123350	14.416536	9.85%	0
2004	11.273874	13.123350	16.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.431936	14.217175	-7.87%	0
2010	12.625063	15.431936	22.23%	0
2009	9.602838	12.625063	31.47%	0
2008	15.928696	9.602838	-39.71%	0
2007	15.986172	15.928696	-0.36%	0
2006	14.625958	15.986172	9.30%	0
2005	13.350969	14.625958	9.55%	0
2004	11.492446	13.350969	16.17%	0

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.687466	8.528857	-1.83%	0
2010	7.845331	8.687466	10.73%	0
2009	6.389008	7.845331	22.79%	0
2008	11.188911	6.389008	-42.90%	0
2007	10.604900	11.188911	5.51%	0
2006*	10.000000	10.604900	6.05%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.994404	9.336965	3.81%	0
2010	7.083961	8.994404	26.97%	0
2009	5.549924	7.083961	27.64%	0
2008*	10.000000	5.549924	-44.50%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.279747	10.184712	-0.92%	0
2010	10.262637	10.279747	0.17%	0
2009	9.796941	10.262637	4.75%	0
2008*	10.000000	9.796941	-2.03%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.357126	11.440266	-14.35%	0
2010	12.842401	13.357126	4.01%	0
2009*	10.000000	12.842401	28.42%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.548331	11.894743	-5.21%	0
2010	10.443480	12.548331	20.15%	0
2009	8.125014	10.443480	28.53%	0
2008	13.719597	8.125014	-40.78%	0
2007	13.037326	13.719597	5.23%	0
2006	11.723327	13.037326	11.21%	0
2005	11.217069	11.723327	4.51%	0
2004*	10.000000	11.217069	12.17%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.938750	12.505332	-10.28%	0
2010	12.288912	13.938750	13.43%	0
2009	8.994728	12.288912	36.62%	0
2008	15.378907	8.994728	-41.51%	0
2007	14.789460	15.378907	3.99%	0
2006	12.848467	14.789460	15.11%	0
2005	11.489278	12.848467	11.83%	0
2004*	10.000000	11.489278	14.89%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.709433	12.269560	-10.50%	0
2010	12.118786	13.709433	13.13%	0
2009	8.890350	12.118786	36.31%	0
2008	15.239339	8.890350	-41.66%	0
2007	14.693804	15.239339	3.71%	0
2006	12.796845	14.693804	14.82%	0
2005	11.472268	12.796845	11.55%	0
2004*	10.000000	11.472268	14.72%	0

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.554655	13.951779	-10.30%	0
2010	13.714681	15.554655	13.42%	0
2009	10.032931	13.714681	36.70%	0
2008	17.152358	10.032931	-41.51%	0
2007	16.497810	17.152358	3.97%	0
2006	14.332194	16.497810	15.11%	0
2005	12.819396	14.332194	11.80%	0
2004	10.999732	12.819396	16.54%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.185467	13.585466	-10.54%	0
2010	13.419484	15.185467	13.16%	0
2009	9.846381	13.419484	36.29%	0
2008	16.873594	9.846381	-41.65%	0
2007	16.266091	16.873594	3.73%	0
2006	14.170420	16.266091	14.79%	0
2005	12.702237	14.170420	11.56%	0
2004	10.925330	12.702237	16.26%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.483595	15.242109	-1.56%	0
2010	13.794044	15.483595	12.25%	0
2009	11.911548	13.794044	15.80%	0
2008	14.242641	11.911548	-16.37%	0
2007	13.294792	14.242641	7.13%	0
2006	12.676084	13.294792	4.88%	0
2005	12.646924	12.676084	0.23%	0
2004	11.925581	12.646924	6.05%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.731974	2.621784	-4.03%	0
2010	2.435715	2.731974	12.16%	0
2009	1.964846	2.435715	23.96%	0
2008	9.518385	1.964846	-79.36%	0
2007*	10.000000	9.518385	-4.82%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.711624	3.545309	-4.48%	0
2010	3.305424	3.711624	12.29%	0
2009	2.696962	3.305424	22.56%	0
2008	12.930770	2.696962	-79.14%	0
2007	13.236721	12.930770	-2.31%	0
2006	12.368150	13.236721	7.02%	0
2005	12.359655	12.368150	0.07%	0
2004	11.597710	12.359655	6.57%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.744660	10.475704	-2.50%	0
2010	9.485079	10.744660	13.28%	0
2009	7.577282	9.485079	25.18%	0
2008	12.624329	7.577282	-39.98%	0
2007	12.395277	12.624329	1.85%	0
2006	11.043457	12.395277	12.24%	0
2005	10.678133	11.043457	3.42%	0
2004	10.003432	10.678133	6.74%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.747116	15.060592	-4.36%	0
2010	13.047163	15.747116	20.69%	0
2009	9.723892	13.047163	34.18%	0
2008	15.993314	9.723892	-39.20%	0
2007	16.555405	15.993314	-3.40%	0
2006	14.719223	16.555405	12.47%	0
2005	13.690993	14.719223	7.51%	0
2004	11.722334	13.690993	16.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.350242	8.927009	-4.53%	0
2010	7.769110	9.350242	20.35%	0
2009	5.803445	7.769110	33.87%	0
2008	9.572022	5.803445	-39.37%	0
2007	9.926749	9.572022	-3.57%	0
2006*	10.000000	9.926749	-0.73%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.557154	12.254916	6.04%	0
2010	10.804504	11.557154	6.97%	0
2009*	10.000000	10.804504	8.05%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.196028	11.060744	-1.21%	0
2010	10.883488	11.196028	2.87%	0
2009*	10.000000	10.883488	8.83%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.142900	11.325023	-6.74%	0
2010	10.855113	12.142900	11.86%	0
2009	8.550290	10.855113	26.96%	0
2008	14.261993	8.550290	-40.05%	0
2007	15.522027	14.261993	-8.12%	0
2006	13.691687	15.522027	13.37%	0
2005	13.303242	13.691687	2.92%	0
2004	12.242120	13.303242	8.67%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.044430	9.784909	-18.76%	0
2010	11.192936	12.044430	7.61%	0
2009	9.182738	11.192936	21.89%	0
2008	16.752861	9.182738	-45.19%	0
2007	15.809053	16.752861	5.97%	0
2006	12.655536	15.809053	24.92%	0
2005	11.532664	12.655536	9.74%	0
2004	10.148426	11.532664	13.64%	0

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.411049	12.496577	-6.82%	0
2010	10.884297	13.411049	23.21%	0
2009	8.461177	10.884297	28.64%	0
2008	14.268084	8.461177	-40.70%	0
2007	16.717346	14.268084	-14.65%	0
2006	14.572104	16.717346	14.72%	0
2005	13.920049	14.572104	4.68%	0
2004	11.276843	13.920049	23.44%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.139874	10.557409	-19.65%	0
2010	11.122015	13.139874	18.14%	0
2009	6.938580	11.122015	60.29%	0
2008	11.267575	6.938580	-38.42%	0
2007	10.919645	11.267575	3.19%	0
2006	10.589052	10.919645	3.12%	0
2005	10.243403	10.589052	3.37%	0
2004	9.971943	10.243403	2.72%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.625978	10.954417	3.09%	0
2010	10.167618	10.625978	4.51%	0
2009	9.504716	10.167618	6.97%	0
2008	10.853331	9.504716	-12.43%	0
2007	10.548345	10.853331	2.89%	0
2006	10.414131	10.548345	1.29%	0
2005	10.244725	10.414131	1.65%	0
2004	10.065212	10.244725	1.78%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.127184	15.047983	-6.69%	0
2010	13.007237	16.127184	23.99%	0
2009*	10.000000	13.007237	30.07%	0
Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.569533	10.692377	-7.58%	0
2010	10.700490	11.569533	8.12%	0
2009	8.709617	10.700490	22.86%	0
2008	12.556722	8.709617	-31.90%	0
2007	12.012967	12.556722	4.53%	0
2006	11.123392	12.012967	8.00%	0
2005	10.935873	11.123392	1.71%	0
2004	10.555081	10.935873	3.61%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.908242	10.252763	3.48%	0
2010	9.004443	9.908242	10.04%	0
2009	7.669879	9.004443	17.40%	0
2008	13.258384	7.669879	-42.15%	0
2007	12.963149	13.258384	2.28%	0
2006	11.358600	12.963149	14.13%	0
2005	11.131426	11.358600	2.04%	0
2004	10.259611	11.131426	8.50%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.932252	11.735202	-21.41%	0
2010	14.675973	14.932252	1.75%	0
2009	11.197388	14.675973	31.07%	0
2008	24.572223	11.197388	-54.43%	0
2007	23.860825	24.572223	2.98%	0
2006	18.101194	23.860825	31.82%	0
2005	15.923709	18.101194	13.67%	0
2004	13.070194	15.923709	21.83%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.454595	8.877236	-6.11%	0
2010	8.824325	9.454595	7.14%	0
2009	6.597758	8.824325	33.75%	0
2008	11.239518	6.597758	-41.30%	0
2007	10.142514	11.239518	10.82%	0
2006	10.463693	10.142514	-3.07%	0
2005	9.339381	10.463693	12.04%	0
2004	8.836520	9.339381	5.69%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.670113	15.751626	-10.86%	0
2010	14.308807	17.670113	23.49%	0
2009	10.282105	14.308807	39.16%	0
2008	16.405455	10.282105	-37.33%	0
2007	16.566716	16.405455	-0.97%	0
2006	14.869821	16.566716	11.41%	0
2005	14.294230	14.869821	4.03%	0
2004	12.305853	14.294230	16.16%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.825203	12.056173	-6.00%	0
2010	11.977951	12.825203	7.07%	0
2009*	10.000000	11.977951	19.78%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.846695	14.565169	-1.90%	0
2010	12.095329	14.846695	22.75%	0
2009	9.917245	12.095329	21.96%	0
2008	14.716173	9.917245	-32.61%	0
2007	15.187365	14.716173	-3.10%	0
2006	13.606857	15.187365	11.62%	0
2005	13.006698	13.606857	4.61%	0
2004	10.939189	13.006698	18.90%	0

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.640745	10.474142	-1.57%	0
2010	9.500229	10.640745	12.01%	0
2009	7.281030	9.500229	30.48%	0
2008	11.382740	7.281030	-36.03%	0
2007	10.827223	11.382740	5.13%	0
2006	10.163307	10.827223	6.53%	0
2005	10.054291	10.163307	1.08%	0
2004	9.704087	10.054291	3.61%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.360601	11.290933	-0.61%	0
2010	10.140943	11.360601	12.03%	0
2009	8.228673	10.140943	23.24%	0
2008	13.420323	8.228673	-38.68%	0
2007	13.072249	13.420323	2.66%	0
2006	11.601577	13.072249	12.68%	0
2005	11.359158	11.601577	2.13%	0
2004	10.524498	11.359158	7.93%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.763138	12.652843	-0.86%	0
2010	11.422894	12.763138	11.73%	0
2009	9.290181	11.422894	22.96%	0
2008	15.194764	9.290181	-38.86%	0
2007	14.837862	15.194764	2.41%	0
2006	13.201926	14.837862	12.39%	0
2005	12.957997	13.201926	1.88%	0
2004	12.037227	12.957997	7.65%	0
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.221769	9.422490	-7.82%	0
2010	9.272190	10.221769	10.24%	0
2009	8.391837	9.272190	10.49%	0
2008	12.231770	8.391837	-31.39%	0
2007	11.437867	12.231770	6.94%	0
2006	10.126176	11.437867	12.95%	0
2005	10.206740	10.126176	-0.79%	0
2004	9.768519	10.206740	4.49%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.264198	16.647761	2.36%	0
2010	14.576050	16.264198	11.58%	0
2009	9.799399	14.576050	48.74%	0
2008	13.592784	9.799399	-27.91%	0
2007	13.505815	13.592784	0.64%	0
2006	12.520882	13.505815	7.87%	0
2005	12.549430	12.520882	-0.23%	0
2004	11.678026	12.549430	7.46%	0

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.592297	12.563785	-0.23%	0
2010	11.896732	12.592297	5.85%	0
2009	10.126114	11.896732	17.49%	0
2008	11.196421	10.126114	-9.56%	0
2007	10.892713	11.196421	2.79%	0
2006	10.720188	10.892713	1.61%	0
2005	10.847945	10.720188	-1.18%	0
2004	10.731908	10.847945	1.08%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.454612	12.392138	-0.50%	0
2010	11.790815	12.454612	5.63%	0
2009	10.059284	11.790815	17.21%	0
2008	11.154415	10.059284	-9.82%	0
2007	10.876975	11.154415	2.55%	0
2006	10.728838	10.876975	1.38%	0
2005	10.890079	10.728838	-1.48%	0
2004	10.804882	10.890079	0.79%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.914070	10.361014	-5.07%	0
2010	9.801885	10.914070	11.35%	0
2009	7.792725	9.801885	25.78%	0
2008	11.223282	7.792725	-30.57%	0
2007	9.974702	11.223282	12.52%	0
2006	9.534668	9.974702	4.62%	0
2005	9.404060	9.534668	1.39%	0
2004	9.149878	9.404060	2.78%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.533821	9.986906	-5.19%	0
2010	9.475156	10.533821	11.17%	0
2009	7.543469	9.475156	25.61%	0
2008	10.877453	7.543469	-30.65%	0
2007	9.682788	10.877453	12.34%	0
2006	9.264228	9.682788	4.52%	0
2005	9.150279	9.264228	1.25%	0
2004	8.918311	9.150279	2.60%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.090858	8.312965	-8.56%	0
2010	8.021427	9.090858	13.33%	0
2009	6.192404	8.021427	29.54%	0
2008	9.900185	6.192404	-37.45%	0
2007	8.538531	9.900185	15.95%	0
2006	8.191382	8.538531	4.24%	0
2005	8.089817	8.191382	1.26%	0
2004	7.834411	8.089817	3.26%	0

Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.778770	8.010837	-8.75%	0
2010	7.756229	8.778770	13.18%	0
2009	6.004822	7.756229	29.17%	0
2008	9.609878	6.004822	-37.51%	0
2007	8.307185	9.609878	15.68%	0
2006	7.978752	8.307185	4.12%	0
2005	7.897021	7.978752	1.03%	0
2004	7.663813	7.897021	3.04%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.435042	10.733914	-6.13%	0
2010	9.934853	11.435042	15.10%	0
2009	7.360887	9.934853	34.97%	0
2008	11.437368	7.360887	-35.64%	0
2007	10.767960	11.437368	6.22%	0
2006	9.886856	10.767960	8.91%	0
2005	9.596134	9.886856	3.03%	0
2004	9.331167	9.596134	2.84%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.234876	10.540830	-6.18%	0
2010	9.780205	11.234876	14.87%	0
2009	7.248121	9.780205	34.93%	0
2008	11.283641	7.248121	-35.76%	0
2007	10.640736	11.283641	6.04%	0
2006	9.782368	10.640736	8.77%	0
2005	9.502197	9.782368	2.95%	0
2004	9.264053	9.502197	2.57%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.929468	7.527877	-5.06%	0
2010	6.884748	7.929468	15.17%	0
2009	5.192691	6.884748	32.59%	0
2008	9.051521	5.192691	-42.63%	0
2007	8.679036	9.051521	4.29%	0
2006	7.804283	8.679036	11.21%	0
2005	6.612318	7.804283	18.03%	0
2004	6.693059	6.612318	-1.21%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.804760	7.403157	-5.15%	0
2010	6.781000	7.804760	15.10%	0
2009	5.119234	6.781000	32.46%	0
2008	8.947782	5.119234	-42.79%	0
2007	8.595316	8.947782	4.10%	0
2006	7.741158	8.595316	11.03%	0
2005	6.575340	7.741158	17.73%	0
2004	6.655151	6.575340	-1.20%	0

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.791401	10.617933	-1.61%	0
2010	9.611951	10.791401	12.27%	0
2009	7.577717	9.611951	26.84%	0
2008	13.558792	7.577717	-44.11%	0
2007	13.706918	13.558792	-1.08%	0
2006	11.700648	13.706918	17.15%	0
2005	11.340659	11.700648	3.17%	0
2004	10.437374	11.340659	8.65%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.439220	10.250649	-1.81%	0
2010	9.312087	10.439220	12.10%	0
2009	7.349648	9.312087	26.70%	0
2008	13.175449	7.349648	-44.22%	0
2007	13.338473	13.175449	-1.22%	0
2006	11.400448	13.338473	17.00%	0
2005	11.069302	11.400448	2.99%	175
2004	10.201288	11.069302	8.51%	175
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.618710	8.540366	-0.91%	0
2010	7.705212	8.618710	11.86%	0
2009	6.211631	7.705212	24.04%	0
2008	10.936923	6.211631	-43.20%	0
2007	10.011617	10.936923	9.24%	0
2006	9.080852	10.011617	10.25%	0
2005	8.656573	9.080852	4.90%	0
2004	8.391174	8.656573	3.16%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.573781	8.477809	-1.12%	0
2010	7.672750	8.573781	11.74%	0
2009	6.192537	7.672750	23.90%	0
2008	10.926415	6.192537	-43.33%	0
2007	10.014771	10.926415	9.10%	0
2006	9.096180	10.014771	10.10%	0
2005	8.681497	9.096180	4.78%	0
2004	8.433682	8.681497	2.94%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.303294	6.157863	-2.31%	0
2010	5.208459	6.303294	21.02%	0
2009	4.166481	5.208459	25.01%	0
2008	8.095031	4.166481	-48.53%	0
2007	6.541620	8.095031	23.75%	0
2006	6.282553	6.541620	4.12%	0
2005	6.094135	6.282553	3.09%	0
2004	6.049763	6.094135	0.73%	0

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.094185	5.943253	-2.48%	0
2010	5.043588	6.094185	20.83%	0
2009	4.040368	5.043588	24.83%	0
2008	7.861077	4.040368	-48.60%	0
2007	6.363124	7.861077	23.54%	0
2006	6.120265	6.363124	3.97%	0
2005	5.946312	6.120265	2.93%	0
2004	5.911100	5.946312	0.60%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.399345	8.343217	-11.24%	0
2010	7.727372	9.399345	21.64%	0
2009	5.669172	7.727372	36.31%	0
2008	11.368076	5.669172	-50.13%	0
2007	9.918220	11.368076	14.62%	0
2006	9.376881	9.918220	5.77%	0
2005	8.901450	9.376881	5.34%	0
2004	8.278353	8.901450	7.53%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.191035	8.139934	-11.44%	0
2010	7.556536	9.191035	21.63%	0
2009	5.559786	7.556536	35.91%	0
2008	11.155028	5.559786	-50.16%	0
2007	9.748460	11.155028	14.43%	0
2006	9.227592	9.748460	5.64%	0
2005	8.779083	9.227592	5.11%	0
2004	8.184273	8.779083	7.27%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.911920	11.063160	1.39%	0
2010	9.830427	10.911920	11.00%	0
2009	7.008949	9.830427	40.26%	0
2008	9.588277	7.008949	-26.90%	0
2007	9.575997	9.588277	0.13%	0
2006	8.828895	9.575997	8.46%	0
2005	8.827289	8.828895	0.02%	0
2004	8.266300	8.827289	6.79%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.147498	11.279159	1.18%	0
2010	10.052856	11.147498	10.89%	0
2009	7.183083	10.052856	39.95%	0
2008	9.836658	7.183083	-26.98%	0
2007	9.835028	9.836658	0.02%	0
2006	9.080233	9.835028	8.31%	0
2005	9.097289	9.080233	-0.19%	0
2004	8.525707	9.097289	6.70%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.037063	11.159436	1.11%	0
2010	9.942889	11.037063	11.00%	0
2009	7.102836	9.942889	39.98%	0
2008	9.732220	7.102836	-27.02%	0

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.077574	11.238600	1.45%	0
2010	9.990696	11.077574	10.88%	0
2009	7.115455	9.990696	40.41%	0
2008	9.722930	7.115455	-26.82%	0
2007*	10.000000	9.722930	-2.77%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.025137	7.988551	-0.46%	0
2010	7.152054	8.025137	12.21%	0
2009	5.790925	7.152054	23.50%	0
2008	9.423033	5.790925	-38.54%	0
2007	9.162611	9.423033	2.84%	0
2006	8.115554	9.162611	12.90%	0
2005	7.935938	8.115554	2.26%	0
2004	7.354517	7.935938	7.91%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.100592	15.812053	4.71%	0
2010	14.359056	15.100592	5.16%	0
2009	12.719636	14.359056	12.89%	0
2008	13.477033	12.719636	-5.62%	0
2007	13.241687	13.477033	1.78%	0
2006	13.007620	13.241687	1.80%	0
2005	13.047433	13.007620	-0.31%	0
2004	12.804608	13.047433	1.90%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.381138	20.364722	-12.90%	0
2010	18.622482	23.381138	25.55%	0
2009	13.634273	18.622482	36.59%	0
2008	23.106406	13.634273	-40.99%	0
2007	20.513039	23.106406	12.64%	0
2006	18.675502	20.513039	9.84%	0
2005	16.194823	18.675502	15.32%	0
2004	13.305291	16.194823	21.72%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.447689	18.652311	-13.03%	0
2010	17.100037	21.447689	25.42%	0
2009	12.543205	17.100037	36.33%	0
2008	21.291900	12.543205	-41.09%	0
2007	18.926538	21.291900	12.50%	0
2006	17.259833	18.926538	9.66%	0
2005	14.991072	17.259833	15.13%	0
2004	12.327777	14.991072	21.60%	0
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.346690	10.104900	-2.34%	0
2010	10.580851	10.346690	-2.21%	0
2009	10.768929	10.580851	-1.75%	0
2008	10.714484	10.768929	0.51%	0
2007	10.442938	10.714484	2.60%	0
2006	10.204397	10.442938	2.34%	0
2005	10.150625	10.204397	0.53%	0
2004	10.281434	10.150625	-1.27%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.670748	7.001262	-19.25%	0
2010	7.866268	8.670748	10.23%	0
2009	6.377731	7.866268	23.34%	0
2008	11.647449	6.377731	-45.24%	0
2007	10.188449	11.647449	14.32%	0
2006	8.854476	10.188449	15.07%	0
2005	7.628811	8.854476	16.07%	0
2004	6.890913	7.628811	10.71%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.618057	6.949329	-19.36%	0
2010	7.829779	8.618057	10.07%	0
2009	6.359096	7.829779	23.13%	0
2008	11.633052	6.359096	-45.34%	0
2007	10.189217	11.633052	14.17%	0
2006	8.868266	10.189217	14.90%	0
2005	7.652866	8.868266	15.88%	0
2004	6.923266	7.652866	10.54%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.334209	9.939940	-19.41%	0
2010	11.206366	12.334209	10.06%	0
2009	9.102905	11.206366	23.11%	0
2008	16.648211	9.102905	-45.32%	0
2007	14.581028	16.648211	14.18%	0
2006	12.686350	14.581028	14.93%	0
2005	10.951443	12.686350	15.84%	0
2004*	10.000000	10.951443	9.51%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.470043	10.059996	-19.33%	0
2010	11.311319	12.470043	10.24%	0
2009	9.167086	11.311319	23.39%	0
2008	16.745448	9.167086	-45.26%	0
2007	14.645533	16.745448	14.34%	0
2006	12.727690	14.645533	15.07%	0
2005	10.970215	12.727690	16.02%	0
2004*	10.000000	10.970215	9.70%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.380925	9.868841	-4.93%	0
2010	9.038627	10.380925	14.85%	0
2009	6.509333	9.038627	38.86%	0
2008	12.480527	6.509333	-47.84%	0
2007	12.545660	12.480527	-0.52%	0
2006	11.225774	12.545660	11.76%	0
2005	10.847068	11.225774	3.49%	0
2004	10.010991	10.847068	8.35%	0

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.228758	9.711339	-5.06%	0
2010	8.922558	10.228758	14.64%	0
2009	6.436570	8.922558	38.62%	0
2008	12.357599	6.436570	-47.91%	0
2007	12.438276	12.357599	-0.65%	0
2006	11.144086	12.438276	11.61%	0
2005	10.793150	11.144086	3.25%	0
2004	9.974176	10.793150	8.21%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.186916	12.615271	-11.08%	0
2010	11.500454	14.186916	23.36%	0
2009	7.490188	11.500454	53.54%	0
2008	15.727684	7.490188	-52.38%	0
2007	15.269814	15.727684	3.00%	0
2006	13.470364	15.269814	13.36%	0
2005	13.463715	13.470364	0.05%	0
2004	12.108165	13.463715	11.20%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.230281	11.740176	-11.26%	0
2010	10.734870	13.230281	23.25%	0
2009	7.002435	10.734870	53.30%	0
2008	14.736738	7.002435	-52.48%	0
2007	14.329210	14.736738	2.84%	0
2006	12.661218	14.329210	13.17%	0
2005	12.670769	12.661218	-0.08%	0
2004	11.409892	12.670769	11.05%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.468210	12.928873	3.69%	0
2010	10.568115	12.468210	17.98%	0
2009	9.206508	10.568115	14.79%	0
2008	12.918854	9.206508	-28.74%	0
2007	13.572817	12.918854	-4.82%	0
2006	11.847806	13.572817	14.56%	0
2005	11.713142	11.847806	1.15%	0
2004	10.793042	11.713142	8.52%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.946743	8.593393	-3.95%	0
2010	8.318335	8.946743	7.55%	0
2009	6.546717	8.318335	27.06%	0
2008*	10.000000	6.546717	-34.53%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.825064	12.078106	-12.64%	0
2010	13.040682	13.825064	6.01%	0
2009	9.733514	13.040682	33.98%	0
2008	16.696121	9.733514	-41.70%	0
2007	14.783544	16.696121	12.94%	0
2006	12.451937	14.783544	18.72%	0
2005	11.553369	12.451937	7.78%	0
2004	9.963092	11.553369	15.96%	0

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.319024	10.060360	-2.51%	0
2010	9.655407	10.319024	6.87%	0
2009	7.714788	9.655407	25.15%	0
2008	11.321358	7.714788	-31.86%	0
2007	10.735863	11.321358	5.45%	0
2006*	10.000000	10.735863	7.36%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.199822	9.921217	-2.73%	0
2010	9.570663	10.199822	6.57%	0
2009	7.665924	9.570663	24.85%	0
2008	11.278623	7.665924	-32.03%	0
2007	10.718918	11.278623	5.22%	0
2006*	10.000000	10.718918	7.19%	0
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.095625	15.511318	-9.27%	0
2010	15.562463	17.095625	9.85%	0
2009	11.824913	15.562463	31.61%	0
2008	20.389789	11.824913	-42.01%	0
2007	18.265740	20.389789	11.63%	0
2006	14.641017	18.265740	24.76%	0
2005	12.750411	14.641017	14.83%	0
2004	10.565880	12.750411	20.68%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.109676	12.886706	-8.67%	0
2010	12.675006	14.109676	11.32%	0
2009	9.978579	12.675006	27.02%	0
2008	14.311036	9.978579	-30.27%	0
2007	13.393452	14.311036	6.85%	0
2006	12.341428	13.393452	8.52%	0
2005	11.755155	12.341428	4.99%	0
2004	10.587367	11.755155	11.03%	0
Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.983026	9.116548	-8.68%	0
2010	8.558923	9.983026	16.64%	0
2009	5.296810	8.558923	61.59%	0
2008	10.671468	5.296810	-50.36%	0
2007	9.379783	10.671468	13.77%	0
2006	9.368835	9.379783	0.12%	0
2005	8.921944	9.368835	5.01%	0
2004	8.565496	8.921944	4.16%	0
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.280145	10.772322	-4.50%	0
2010	9.994505	11.280145	12.86%	0
2009	7.978914	9.994505	25.26%	0
2008	12.741344	7.978914	-37.38%	0
2007	13.374541	12.741344	-4.73%	0
2006	11.813943	13.374541	13.21%	0
2005	11.631727	11.813943	1.57%	0
2004	10.154132	11.631727	14.55%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.476976	11.294716	-9.48%	0
2010	11.769096	12.476976	6.01%	0
2009*	10.000000	11.769096	17.69%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.910973	9.704440	-2.08%	0
2010	9.058900	9.910973	9.41%	0
2009	6.676258	9.058900	35.69%	0
2008	10.860478	6.676258	-38.53%	0
2007	10.029028	10.860478	8.29%	0
2006	9.580430	10.029028	4.68%	0
2005	9.422093	9.580430	1.68%	0
2004	8.862418	9.422093	6.32%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.190322	7.497456	-8.46%	0
2010	6.498090	8.190322	26.04%	0
2009	4.715942	6.498090	37.79%	0
2008	9.987877	4.715942	-52.78%	0
2007	9.350876	9.987877	6.81%	0
2006	9.369918	9.350876	-0.20%	0
2005	9.337743	9.369918	0.34%	0
2004	8.368909	9.337743	11.58%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.483637	11.773421	-12.68%	0
2010	10.167614	13.483637	32.61%	0
2009	6.397511	10.167614	58.93%	0
2008	10.844154	6.397511	-41.00%	0
2007	10.873330	10.844154	-0.27%	0
2006	9.869562	10.873330	10.17%	0
2005	9.632054	9.869562	2.47%	0
2004	9.296718	9.632054	3.61%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.572517	12.207887	-2.90%	0
2010	11.588281	12.572517	8.49%	0
2009	9.701266	11.588281	19.45%	0
2008	14.787023	9.701266	-34.39%	0
2007	14.090429	14.787023	4.94%	0
2006	11.985509	14.090429	17.56%	0
2005	11.539380	11.985509	3.87%	0
2004	10.301827	11.539380	12.01%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.666554	10.220762	-4.18%	0
2010*	10.000000	10.666554	6.67%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.627181	13.358640	-1.97%	0
2010	12.345554	13.627181	10.38%	0
2009*	10.000000	12.345554	23.46%	0

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.688680	9.539637	-1.54%	0
2010	8.866355	9.688680	9.27%	0
2009	7.364637	8.866355	20.39%	0
2008	10.751051	7.364637	-31.50%	0
2007	10.384782	10.751051	3.53%	0
2006*	10.000000	10.384782	3.85%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.356028	10.681302	3.14%	0
2010	10.016084	10.356028	3.39%	0
2009	9.155239	10.016084	9.40%	0
2008	10.413211	9.155239	-12.08%	0
2007	10.367005	10.413211	0.45%	0
2006*	10.000000	10.367005	3.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.680333	9.449129	-11.53%	0
2010	9.836750	10.680333	8.58%	0
2009	7.121110	9.836750	38.14%	0
2008	11.896907	7.121110	-40.14%	0
2007	10.665256	11.896907	11.55%	0
2006*	10.000000	10.665256	6.65%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.451825	8.788420	-7.02%	0
2010	8.197583	9.451825	15.30%	0
2009	6.055135	8.197583	35.38%	0
2008	11.127375	6.055135	-45.58%	0
2007	10.195307	11.127375	9.14%	0
2006*	10.000000	10.195307	1.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.112854	7.737544	-4.63%	0
2010	7.493979	8.112854	8.26%	0
2009	5.878154	7.493979	27.49%	0
2008	9.729601	5.878154	-39.58%	0
2007*	10.000000	9.729601	-2.70%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.421391	12.579155	1.27%	0
2010	11.252388	12.421391	10.39%	0
2009	7.896161	11.252388	42.50%	0
2008	11.257892	7.896161	-29.86%	0
2007	11.187725	11.257892	0.63%	0
2006	10.368901	11.187725	7.90%	0
2005*	10.000000	10.368901	3.69%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.514414	7.337996	-13.82%	0
2010	7.564284	8.514414	12.56%	0
2009	5.069348	7.564284	49.22%	0
2008*	10.000000	5.069348	-49.31%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.399853	8.878406	-5.55%	0
2010	7.797087	9.399853	20.56%	0
2009	6.076675	7.797087	28.31%	0
2008*	10.000000	6.076675	-39.23%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.376582	8.848570	-5.63%	0
2010	7.778999	9.376582	20.54%	0
2009	6.074785	7.778999	28.05%	0
2008*	10.000000	6.074785	-39.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.914580	8.141835	-8.67%	0
2010	7.949395	8.914580	12.14%	0
2009	6.307499	7.949395	26.03%	0
2008*	10.000000	6.307499	-36.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.892056	9.520408	-3.76%	0
2010	9.184621	9.892056	7.70%	0
2009	7.857757	9.184621	16.89%	0
2008*	10.000000	7.857757	-21.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.483120	8.932272	-5.81%	0
2010	8.649552	9.483120	9.64%	0
2009	7.141169	8.649552	21.12%	0
2008*	10.000000	7.141169	-28.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.336939	10.226565	-1.07%	0
2010	9.921753	10.336939	4.18%	0
2009	8.999173	9.921753	10.25%	0
2008*	10.000000	8.999173	-10.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.688277	9.230927	-4.72%	0
2010	8.917492	9.688277	8.64%	0
2009	7.496218	8.917492	18.96%	0
2008*	10.000000	7.496218	-25.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.255130	8.607021	-7.00%	0
2010	8.372890	9.255130	10.54%	0
2009	6.780906	8.372890	23.48%	0
2008*	10.000000	6.780906	-32.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.054916	9.782581	-2.71%	0
2010	9.453358	10.054916	6.36%	0
2009	8.234811	9.453358	14.80%	0
2008*	10.000000	8.234811	-17.65%	0

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.841014	11.273640	3.99%	0
2010	10.380729	10.841014	4.43%	0
2009	9.782101	10.380729	6.12%	0
2008*	10.000000	9.782101	-2.18%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.769716	11.162036	3.64%	0
2010	10.339346	10.769716	4.16%	0
2009	9.760428	10.339346	5.93%	0
2008*	10.000000	9.760428	-2.40%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.699233	12.103623	3.46%	0
2010	11.092915	11.699233	5.47%	0
2009	9.766207	11.092915	13.58%	0
2008*	10.000000	9.766207	-2.34%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.003258	20.389781	-24.49%	0
2010	23.880680	27.003258	13.08%	0
2009	15.010415	23.880680	59.09%	0
2008	36.578464	15.010415	-58.96%	0
2007	25.828970	36.578464	41.62%	0
2006	19.422402	25.828970	32.99%	0
2005	15.044465	19.422402	29.10%	0
2004	12.805205	15.044465	17.49%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.064719	15.906769	-24.49%	0
2010	18.632720	21.064719	13.05%	0
2009	11.711769	18.632720	59.09%	0
2008	28.495127	11.711769	-58.90%	0
2007	20.085355	28.495127	41.87%	0
2006	15.076760	20.085355	33.22%	0
2005	11.664488	15.076760	29.25%	0
2004*	10.000000	11.664488	16.64%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.284329	12.853694	4.63%	0
2010	12.018139	12.284329	2.21%	0
2009	11.997389	12.018139	0.17%	0
2008	11.417275	11.997389	5.08%	0
2007	10.923589	11.417275	4.52%	0
2006	10.835138	10.923589	0.82%	0
2005	10.755484	10.835138	0.74%	0
2004	10.677289	10.755484	0.73%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.541235	6.621084	-12.20%	0
2010	6.840924	7.541235	10.24%	0
2009	5.417302	6.840924	26.28%	0
2008*	10.000000	5.417302	-45.83%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.460251	11.677646	-6.28%	0
2010	11.142845	12.460251	11.82%	0
2009	8.979727	11.142845	24.09%	0
2008	14.575995	8.979727	-38.39%	0
2007	14.103743	14.575995	3.35%	0
2006	12.370279	14.103743	14.01%	0
2005	11.748211	12.370279	5.30%	335
2004	10.561754	11.748211	11.23%	335
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.264902	12.070926	-1.58%	0
2010	11.449122	12.264902	7.13%	0
2009*	10.000000	11.449122	14.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.119072	12.678546	-3.36%	0
2010	12.004174	13.119072	9.29%	0
2009*	10.000000	12.004174	20.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.414228	11.461610	0.42%	0
2010	11.049718	11.414228	3.30%	0
2009	10.383881	11.049718	6.41%	0
2008	11.326916	10.383881	-8.33%	0
2007	11.019941	11.326916	2.79%	0
2006	10.640073	11.019941	3.57%	0
2005	10.557436	10.640073	0.78%	0
2004	10.341444	10.557436	2.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.167480	11.865209	-2.48%	0
2010	11.245580	12.167480	8.20%	0
2009	9.676377	11.245580	16.22%	0
2008	12.915507	9.676377	-25.08%	0
2007	12.532387	12.915507	3.06%	0
2006	11.536494	12.532387	8.63%	0
2005	11.225473	11.536494	2.77%	0
2004	10.505540	11.225473	6.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.468171	11.904636	-4.52%	0
2010	11.327305	12.468171	10.07%	0
2009	9.334803	11.327305	21.34%	0
2008	13.948084	9.334803	-33.07%	0
2007	13.471764	13.948084	3.54%	0
2006	12.056093	13.471764	11.74%	0
2005	11.541740	12.056093	4.46%	0
2004	10.555112	11.541740	9.35%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.951418	11.899742	-0.43%	0
2010	11.289940	11.951418	5.86%	0
2009	10.102417	11.289940	11.75%	0
2008	12.190185	10.102417	-17.13%	0
2007	11.806242	12.190185	3.25%	0
2006	11.161781	11.806242	5.77%	0
2005	10.950095	11.161781	1.93%	0
2004	10.475154	10.950095	4.53%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.633880	13.003427	-4.62%	0
2010	12.845678	13.633880	6.14%	0
2009*	10.000000	12.845678	28.46%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.575509	12.913148	-4.88%	0
2010	12.824034	13.575509	5.86%	0
2009*	10.000000	12.824034	28.24%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.292106	14.538577	-4.93%	0
2010	12.421202	15.292106	23.11%	0
2009	9.310893	12.421202	33.41%	0
2008	15.023230	9.310893	-38.02%	0
2007	14.320078	15.023230	4.91%	0
2006	13.357760	14.320078	7.20%	0
2005	12.214367	13.357760	9.36%	0
2004	10.819007	12.214367	12.90%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.305892	13.582262	-5.06%	0
2010	11.651170	14.305892	22.79%	0
2009	8.749976	11.651170	33.16%	0
2008	14.151859	8.749976	-38.17%	0
2007	13.513090	14.151859	4.73%	0
2006	12.621870	13.513090	7.06%	0
2005	11.562196	12.621870	9.16%	0
2004	10.261535	11.562196	12.68%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.439408	9.208775	-2.44%	0
2010	9.676469	9.439408	-2.45%	0
2009	9.915333	9.676469	-2.41%	0
2008	9.959817	9.915333	-0.45%	0
2007	9.744331	9.959817	2.21%	0
2006	9.555495	9.744331	1.98%	0
2005	9.540278	9.555495	0.16%	0
2004	9.701170	9.540278	-1.66%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.879061	7.828271	-11.83%	0
2010	7.997740	8.879061	11.02%	0
2009	6.023605	7.997740	32.77%	0
2008*	10.000000	6.023605	-39.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.309286	8.436361	-18.17%	0
2010	9.959231	10.309286	3.51%	0
2009	7.863198	9.959231	26.66%	0
2008	15.020829	7.863198	-47.65%	0
2007	14.961647	15.020829	0.40%	0
2006	12.494268	14.961647	19.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.132265	8.263270	-18.45%	0
2010	9.812454	10.132265	3.26%	0
2009	7.768032	9.812454	26.32%	0
2008	14.871871	7.768032	-47.77%	0
2007	14.846906	14.871871	0.17%	0
2006	12.432919	14.846906	19.42%	0
2005	11.399085	12.432919	9.07%	0
2004*	10.000000	11.399085	13.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.883372	8.386027	-5.60%	0
2010	7.893914	8.883372	12.53%	0
2009	6.255910	7.893914	26.18%	0
2008*	10.000000	6.255910	-37.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.535760	7.819674	-8.39%	0
2010	7.760798	8.535760	9.99%	0
2009	6.244104	7.760798	24.29%	0
2008*	10.000000	6.244104	-37.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.404150	8.765824	-6.79%	0
2010	7.622543	9.404150	23.37%	0
2009	6.166942	7.622543	23.60%	0
2008*	10.000000	6.166942	-38.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.872439	9.407443	-4.71%	0
2010	8.459404	9.872439	16.70%	0
2009	6.646660	8.459404	27.27%	0
2008*	10.000000	6.646660	-33.53%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.102300	8.803247	-3.29%	0
2010	7.458304	9.102300	22.04%	0
2009	6.011350	7.458304	24.07%	0
2008	11.526951	6.011350	-47.85%	0
2007	10.792690	11.526951	6.80%	0
2006	10.742388	10.792690	0.47%	0
2005	10.220696	10.742388	5.10%	0
2004	9.258178	10.220696	10.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.018024	12.981787	-7.39%	0
2010	11.350085	14.018024	23.51%	0
2009	9.218533	11.350085	23.12%	0
2008	13.929047	9.218533	-33.82%	0
2007	15.338446	13.929047	-9.19%	0
2006	13.404464	15.338446	14.43%	0
2005	13.330465	13.404464	0.56%	0
2004	11.649890	13.330465	14.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.751246	11.761039	-7.77%	0
2010	10.335039	12.751246	23.38%	0
2009	8.417797	10.335039	22.78%	0
2008	12.746957	8.417797	-33.96%	0
2007	14.087400	12.746957	-9.52%	0
2006	12.331862	14.087400	14.24%	0
2005	12.298586	12.331862	0.27%	0
2004	10.775863	12.298586	14.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.064928	13.879512	-7.87%	0
2010	12.322814	15.064928	22.25%	0
2009	9.377973	12.322814	31.40%	0
2008	15.553928	9.377973	-39.71%	0
2007	15.613879	15.553928	-0.38%	0
2006	14.285251	15.613879	9.30%	0
2005	13.037055	14.285251	9.57%	0
2004	11.228429	13.037055	16.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.085214	13.862296	-8.11%	0
2010	12.372994	15.085214	21.92%	0
2009	9.435240	12.372994	31.14%	0
2008	15.690930	9.435240	-39.87%	0
2007	15.788140	15.690930	-0.62%	0
2006	14.481695	15.788140	9.02%	0
2005	13.253050	14.481695	9.27%	0
2004	11.437377	13.253050	15.87%	0

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.584254	8.406033	-2.08%	0
2010	7.771971	8.584254	10.45%	0
2009	6.345482	7.771971	22.48%	0
2008	11.141244	6.345482	-43.05%	0
2007	10.586923	11.141244	5.24%	0
2006*	10.000000	10.586923	5.87%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.933092	9.249663	3.54%	0
2010	7.053674	8.933092	26.64%	0
2009	5.540370	7.053674	27.31%	0
2008*	10.000000	5.540370	-44.60%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.209834	10.089646	-1.18%	0
2010	10.218966	10.209834	-0.09%	0
2009	9.780247	10.218966	4.49%	0
2008*	10.000000	9.780247	-2.20%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.300288	11.362488	-14.57%	0
2010	12.820489	13.300288	3.74%	0
2009*	10.000000	12.820489	28.20%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.336150	11.663767	-5.45%	0
2010	10.293172	12.336150	19.85%	0
2009	8.028606	10.293172	28.21%	0
2008	13.591660	8.028606	-40.93%	0
2007	12.949020	13.591660	4.96%	0
2006	11.673683	12.949020	10.92%	0
2005	11.198106	11.673683	4.25%	0
2004*	10.000000	11.198106	11.98%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.703078	12.262493	-10.51%	0
2010	12.112059	13.703078	13.14%	0
2009	8.888008	12.112059	36.27%	0
2008	15.235488	8.888008	-41.66%	0
2007	14.689300	15.235488	3.72%	0
2006	12.794061	14.689300	14.81%	0
2005	11.469846	12.794061	11.55%	0
2004*	10.000000	11.469846	14.70%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.477647	12.031325	-10.73%	0
2010	11.944378	13.477647	12.84%	0
2009	8.784872	11.944378	35.97%	0
2008	15.097235	8.784872	-41.81%	0
2007	14.594300	15.097235	3.45%	0
2006	12.742651	14.594300	14.53%	0
2005	11.452862	12.742651	11.26%	0
2004*	10.000000	11.452862	14.53%	0

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.216899	13.613974	-10.53%	0
2010	13.451227	15.216899	13.13%	0
2009	9.865424	13.451227	36.35%	0
2008	16.909319	9.865424	-41.66%	0
2007	16.305953	16.909319	3.70%	0
2006	14.201721	16.305953	14.82%	0
2005	12.735141	14.201721	11.52%	0
2004	10.955415	12.735141	16.25%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.844345	13.246383	-10.76%	0
2010	13.151612	14.844345	12.87%	0
2009	9.674564	13.151612	35.94%	0
2008	16.621758	9.674564	-41.80%	0
2007	16.064613	16.621758	3.47%	0
2006	14.030666	16.064613	14.50%	0
2005	12.609087	14.030666	11.27%	0
2004	10.872981	12.609087	15.97%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.135832	14.861780	-1.81%	0
2010	13.518765	15.135832	11.96%	0
2009	11.703746	13.518765	15.51%	0
2008	14.030046	11.703746	-16.58%	0
2007	13.130088	14.030046	6.85%	0
2006	12.551038	13.130088	4.61%	0
2005	12.554163	12.551038	-0.02%	0
2004	11.868441	12.554163	5.78%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.706387	2.590603	-4.28%	0
2010	2.419100	2.706387	11.88%	0
2009	1.956441	2.419100	23.65%	0
2008	9.502111	1.956441	-79.41%	0
2007*	10.000000	9.502111	-4.98%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.630987	3.459442	-4.72%	0
2010	3.241911	3.630987	12.00%	0
2009	2.651908	3.241911	22.25%	0
2008	12.747499	2.651908	-79.20%	0
2007	13.082731	12.747499	-2.56%	0
2006	12.255508	13.082731	6.75%	0
2005	12.278391	12.255508	-0.19%	0
2004	11.550977	12.278391	6.30%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.503277	10.214243	-2.75%	0
2010	9.295734	10.503277	12.99%	0
2009	7.445052	9.295734	24.86%	0
2008	12.435905	7.445052	-40.13%	0
2007	12.241730	12.435905	1.59%	0
2006	10.934527	12.241730	11.95%	0
2005	10.599815	10.934527	3.16%	0
2004	9.955503	10.599815	6.47%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.405138	14.695934	-4.60%	0
2010	12.796493	15.405138	20.39%	0
2009	9.561519	12.796493	33.83%	0
2008	15.766677	9.561519	-39.36%	0
2007	16.362884	15.766677	-3.64%	0
2006	14.585228	16.362884	12.19%	0
2005	13.601011	14.585228	7.24%	0
2004	11.675123	13.601011	16.50%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.239073	8.798361	-4.77%	0
2010	7.696400	9.239073	20.04%	0
2009	5.763884	7.696400	33.53%	0
2008	9.531216	5.763884	-39.53%	0
2007	9.909913	9.531216	-3.82%	0
2006*	10.000000	9.909913	-0.90%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.507907	12.171589	5.77%	0
2010	10.786034	11.507907	6.69%	0
2009*	10.000000	10.786034	7.86%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.148319	10.985525	-1.46%	0
2010	10.864884	11.148319	2.61%	0
2009*	10.000000	10.864884	8.65%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.906838	11.076524	-6.97%	0
2010	10.671349	11.906838	11.58%	0
2009	8.427091	10.671349	26.63%	0
2008	14.092627	8.427091	-40.20%	0
2007	15.377247	14.092627	-8.35%	0
2006	13.598634	15.377247	13.08%	0
2005	13.246585	13.598634	2.66%	0
2004	12.221224	13.246585	8.39%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.782846	9.547927	-18.97%	0
2010	10.977861	11.782846	7.33%	0
2009	9.029379	10.977861	21.58%	0
2008	16.515417	9.029379	-45.33%	0
2007	15.625150	16.515417	5.70%	0
2006	12.540269	15.625150	24.60%	0
2005	11.456825	12.540269	9.46%	0
2004	10.107504	11.456825	13.35%	0

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.119815	12.193993	-7.06%	0
2010	10.675179	13.119815	22.90%	0
2009	8.319886	10.675179	28.31%	0
2008	14.065881	8.319886	-40.85%	0
2007	16.522941	14.065881	-14.87%	0
2006	14.439453	16.522941	14.43%	0
2005	13.828551	14.439453	4.42%	0
2004	11.231407	13.828551	23.12%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.854513	10.301745	-19.86%	0
2010	10.908334	12.854513	17.84%	0
2009	6.822698	10.908334	59.88%	0
2008	11.107856	6.822698	-38.58%	0
2007	10.792597	11.107856	2.92%	0
2006	10.492604	10.792597	2.86%	0
2005	10.176044	10.492604	3.11%	0
2004	9.931760	10.176044	2.46%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.419454	10.714135	2.83%	0
2010	9.995553	10.419454	4.24%	0
2009	9.367803	9.995553	6.70%	0
2008	10.724417	9.367803	-12.65%	0
2007	10.449907	10.724417	2.63%	0
2006	10.343311	10.449907	1.03%	0
2005	10.201060	10.343311	1.39%	0
2004	10.047999	10.201060	1.52%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.058572	14.945721	-6.93%	0
2010	12.985047	16.058572	23.67%	0
2009*	10.000000	12.985047	29.85%	0
Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.318325	10.433515	-7.82%	0
2010	10.494948	11.318325	7.85%	0
2009	8.564206	10.494948	22.54%	0
2008	12.378774	8.564206	-32.08%	0
2007	11.873235	12.378774	4.26%	0
2006	11.022094	11.873235	7.72%	0
2005	10.863974	11.022094	1.46%	0
2004	10.512546	10.863974	3.34%	0

Maximum Additional Contract Options Elected - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.585617	9.797160	2.21%	0
2010	8.819659	9.585617	8.68%	0
2009	7.606085	8.819659	15.96%	0
2008	13.312374	7.606085	-42.86%	0
2007	13.178920	13.312374	1.01%	0
2006	11.691028	13.178920	12.73%	0
2005	11.599467	11.691028	0.79%	0
2004	10.824109	11.599467	7.16%	0
2003*	10.000000	10.824109	8.24%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.689316	9.073593	-22.38%	0
2010	11.631637	11.689316	0.50%	0
2009	8.985201	11.631637	29.45%	0
2008	19.964211	8.985201	-54.99%	0
2007	19.629043	19.964211	1.71%	0
2006	15.075695	19.629043	30.20%	0
2005	13.426763	15.075695	12.28%	0
2004	11.157833	13.426763	20.33%	0
2003*	10.000000	11.157833	11.58%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.254553	9.510115	-7.26%	0
2010	9.690055	10.254553	5.83%	0
2009	7.335232	9.690055	32.10%	0
2008	12.651957	7.335232	-42.02%	0
2007	11.560050	12.651957	9.45%	0
2006	12.074325	11.560050	-4.26%	0
2005	10.910705	12.074325	10.66%	0
2004	10.451795	10.910705	4.39%	0
2003*	10.000000	10.451795	4.52%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.924531	13.140681	-11.95%	0
2010	12.235825	14.924531	21.97%	0
2009	8.902023	12.235825	37.45%	0
2008	14.380917	8.902023	-38.10%	0
2007	14.704181	14.380917	-2.20%	0
2006	13.361952	14.704181	10.05%	0
2005	13.004167	13.361952	2.75%	0
2004	11.334631	13.004167	14.73%	0
2003*	10.000000	11.334631	13.35%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.563323	11.664995	-7.15%	0
2010	11.879392	12.563323	5.76%	0
2009*	10.000000	11.879392	18.79%	0

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.769400	13.342436	-3.10%	0
2010	11.357234	13.769400	21.24%	0
2009	9.428090	11.357234	20.46%	0
2008	14.165023	9.428090	-33.44%	0
2007	14.801739	14.165023	-4.30%	0
2006	13.426081	14.801739	10.25%	0
2005	12.993187	13.426081	3.33%	0
2004	11.063842	12.993187	17.44%	0
2003*	10.000000	11.063842	10.64%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.842618	10.541826	-2.77%	0
2010	9.800908	10.842618	10.63%	0
2009	7.604995	9.800908	28.87%	0
2008	12.037639	7.604995	-36.82%	0
2007	11.593550	12.037639	3.83%	0
2006	11.017798	11.593550	5.23%	0
2005	11.034981	11.017798	-0.16%	0
2004	10.783252	11.034981	2.33%	0
2003*	10.000000	10.783252	7.83%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.752259	10.555139	-1.83%	0
2010	9.717322	10.752259	10.65%	0
2009	7.983145	9.717322	21.72%	0
2008	13.182496	7.983145	-39.44%	0
2007	13.001391	13.182496	1.39%	0
2006	11.681967	13.001391	11.29%	0
2005	11.579886	11.681967	0.88%	0
2004	10.862589	11.579886	6.60%	0
2003*	10.000000	10.862589	8.63%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.555645	10.335971	-2.08%	0
2010	9.564753	10.555645	10.36%	0
2009	7.875846	9.564753	21.44%	0
2008	13.042395	7.875846	-39.61%	0
2007	12.895550	13.042395	1.14%	0
2006	11.616232	12.895550	11.01%	0
2005	11.543162	11.616232	0.63%	0
2004	10.856431	11.543162	6.33%	0
2003*	10.000000	10.856431	8.56%	0
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.402499	9.471364	-8.95%	0
2010	9.553541	10.402499	8.89%	0
2009	8.754214	9.553541	9.13%	0
2008	12.919224	8.754214	-32.24%	0
2007	12.231979	12.919224	5.62%	0
2006	10.963685	12.231979	11.57%	0
2005	11.188150	10.963685	-2.01%	0
2004	10.841129	11.188150	3.20%	0
2003*	10.000000	10.841129	8.41%	0

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.304725	13.451411	1.10%	0
2010	12.072190	13.304725	10.21%	0
2009	8.217023	12.072190	46.92%	0
2008	11.539995	8.217023	-28.80%	0
2007	11.609736	11.539995	-0.60%	0
2006	10.896714	11.609736	6.54%	0
2005	11.057208	10.896714	-1.45%	0
2004	10.417563	11.057208	6.14%	0
2003*	10.000000	10.417563	4.18%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.669487	10.514735	-1.45%	0
2010	10.205641	10.669487	4.54%	0
2009	8.794830	10.205641	16.04%	0
2008	9.845559	8.794830	-10.67%	0
2007	9.698418	9.845559	1.52%	0
2006	9.663356	9.698418	0.36%	0
2005	9.899984	9.663356	-2.39%	0
2004	9.916073	9.899984	-0.16%	0
2003*	10.000000	9.916073	-0.84%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.481562	10.301044	-1.72%	0
2010	10.046473	10.481562	4.33%	0
2009	8.677788	10.046473	15.77%	0
2008	9.742363	8.677788	-10.93%	0
2007	9.619002	9.742363	1.28%	0
2006	9.605848	9.619002	0.14%	0
2005	9.871327	9.605848	-2.69%	0
2004	9.916089	9.871327	-0.45%	0
2003*	10.000000	9.916089	-0.84%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.383927	10.674402	-6.23%	0
2010	10.351085	11.383927	9.98%	0
2009	8.331793	10.351085	24.24%	0
2008	12.149387	8.331793	-31.42%	0
2007	10.932954	12.149387	11.13%	0
2006	10.580465	10.932954	3.33%	0
2005	10.565116	10.580465	0.15%	0
2004	10.407568	10.565116	1.51%	0
2003*	10.000000	10.407568	4.08%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.268318	10.552124	-6.36%	0
2010	10.261975	11.268318	9.81%	0
2009	8.271579	10.261975	24.06%	0
2008	12.076172	8.271579	-31.50%	0
2007	10.884423	12.076172	10.95%	0
2006	10.543269	10.884423	3.24%	0
2005	10.542909	10.543269	0.00%	0
2004	10.403593	10.542909	1.34%	0
2003*	10.000000	10.403593	4.04%	0

Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.269412	10.178566	-9.68%	0
2010	10.067407	11.269412	11.94%	0
2009	7.868631	10.067407	27.94%	0
2008	12.737111	7.868631	-38.22%	0
2007	11.122792	12.737111	14.51%	0
2006	10.803126	11.122792	2.96%	0
2005	10.801662	10.803126	0.01%	0
2004	10.590889	10.801662	1.99%	0
2003*	10.000000	10.590889	5.91%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.128494	10.030321	-9.87%	0
2010	9.954584	11.128494	11.79%	0
2009	7.802728	9.954584	27.58%	0
2008	12.643053	7.802728	-38.28%	0
2007	11.066018	12.643053	14.25%	0
2006	10.760548	11.066018	2.84%	0
2005	10.782590	10.760548	-0.20%	0
2004	10.594480	10.782590	1.78%	0
2003*	10.000000	10.594480	5.94%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.586978	10.742983	-7.28%	0
2010	10.192110	11.586978	13.69%	0
2009	7.645513	10.192110	33.31%	0
2008	12.027941	7.645513	-36.44%	0
2007	11.465774	12.027941	4.90%	0
2006	10.658314	11.465774	7.58%	0
2005	10.473355	10.658314	1.77%	0
2004	10.310998	10.473355	1.57%	0
2003*	10.000000	10.310998	3.11%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.468677	10.628060	-7.33%	0
2010	10.107952	11.468677	13.46%	0
2009	7.584282	10.107952	33.28%	0
2008	11.954387	7.584282	-36.56%	0
2007	11.414421	11.954387	4.73%	0
2006	10.623960	11.414421	7.44%	0
2005	10.447814	10.623960	1.69%	0
2004	10.312826	10.447814	1.31%	0
2003*	10.000000	10.312826	3.13%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.566536	10.845907	-6.23%	0
2010	10.167574	11.566536	13.76%	0
2009	7.764252	10.167574	30.95%	0
2008	13.703139	7.764252	-43.34%	0
2007	13.303806	13.703139	3.00%	0
2006	12.111515	13.303806	9.84%	0
2005	10.388998	12.111515	16.58%	0
2004	10.646826	10.388998	-2.42%	0
2003*	10.000000	10.646826	6.47%	0

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.436838	10.715130	-6.31%	0
2010	10.060286	11.436838	13.68%	0
2009	7.689512	10.060286	30.83%	0
2008	13.608175	7.689512	-43.49%	0
2007	13.235844	13.608175	2.81%	0
2006	12.068604	13.235844	9.67%	0
2005	10.378259	12.068604	16.29%	0
2004	10.635051	10.378259	-2.41%	0
2003*	10.000000	10.635051	6.35%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.512630	10.216640	-2.82%	0
2010	9.480158	10.512630	10.89%	0
2009	7.566934	9.480158	25.28%	0
2008	13.708714	7.566934	-44.80%	0
2007	14.032058	13.708714	-2.30%	0
2006	12.126907	14.032058	15.71%	0
2005	11.899731	12.126907	1.91%	0
2004	11.088270	11.899731	7.32%	0
2003*	10.000000	11.088270	10.88%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.397749	10.084550	-3.01%	0
2010	9.390496	10.397749	10.73%	0
2009	7.503875	9.390496	25.14%	0
2008	13.620053	7.503875	-44.91%	0
2007	13.961286	13.620053	-2.44%	0
2006	12.080926	13.961286	15.56%	0
2005	11.875666	12.080926	1.73%	0
2004	11.080691	11.875666	7.17%	0
2003*	10.000000	11.080691	10.81%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.855121	9.645642	-2.13%	0
2010	8.920213	9.855121	10.48%	0
2009	7.280707	8.920213	22.52%	0
2008	12.979444	7.280707	-43.91%	0
2007	12.030105	12.979444	7.89%	0
2006	11.047188	12.030105	8.90%	0
2005	10.661769	11.047188	3.61%	0
2004	10.463595	10.661769	1.89%	0
2003*	10.000000	10.463595	4.64%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.758146	9.530451	-2.33%	0
2010	8.841299	9.758146	10.37%	0
2009	7.224530	8.841299	22.38%	0
2008	12.906582	7.224530	-44.02%	0
2007	11.977846	12.906582	7.75%	0
2006	11.014309	11.977846	8.75%	0
2005	10.642673	11.014309	3.49%	0
2004	10.467636	10.642673	1.67%	0
2003*	10.000000	10.467636	4.68%	0

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.309746	9.948231	-3.51%	0
2010	8.624987	10.309746	19.53%	0
2009	6.985466	8.624987	23.47%	0
2008	13.741682	6.985466	-49.17%	0
2007	11.243665	13.741682	22.22%	0
2006	10.932510	11.243665	2.85%	0
2005	10.736295	10.932510	1.83%	0
2004	10.790871	10.736295	-0.51%	0
2003*	10.000000	10.790871	7.91%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.196620	9.822008	-3.67%	0
2010	8.543754	10.196620	19.35%	0
2009	6.929557	8.543754	23.29%	0
2008	13.650912	6.929557	-49.24%	0
2007	11.187983	13.650912	22.01%	0
2006	10.894659	11.187983	2.69%	0
2005	10.716426	10.894659	1.66%	0
2004	10.785656	10.716426	-0.64%	0
2003*	10.000000	10.785656	7.86%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.176308	9.798636	-12.33%	0
2010	9.302523	11.176308	20.14%	0
2009	6.909801	9.302523	34.63%	0
2008	14.029111	6.909801	-50.75%	0
2007	12.393132	14.029111	13.20%	0
2006	11.862312	12.393132	4.47%	0
2005	11.400675	11.862312	4.05%	0
2004	10.734692	11.400675	6.20%	0
2003*	10.000000	10.734692	7.35%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.049552	9.665681	-12.52%	0
2010	9.197536	11.049552	20.14%	0
2009	6.851461	9.197536	34.24%	0
2008	13.918538	6.851461	-50.77%	0
2007	12.315826	13.918538	13.01%	0
2006	11.802639	12.315826	4.35%	0
2005	11.368377	11.802639	3.82%	0
2004	10.730138	11.368377	5.95%	0
2003*	10.000000	10.730138	7.30%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.632499	12.650466	0.14%	0
2010	11.522132	12.632499	9.64%	0
2009	8.317293	11.522132	38.53%	0
2008	11.519957	8.317293	-27.80%	0
2007	11.649255	11.519957	-1.11%	0
2006	10.873746	11.649255	7.13%	0
2005	11.006788	10.873746	-1.21%	0
2004	10.435622	11.006788	5.47%	0
2003*	10.000000	10.435622	4.36%	0

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.498236	12.490707	-0.06%	0
2010	11.411244	12.498236	9.53%	0
2009	8.255103	11.411244	38.23%	0
2008	11.445644	8.255103	-27.88%	0
2007	11.587049	11.445644	-1.22%	0
2006	10.830606	11.587049	6.98%	0
2005	10.985726	10.830606	-1.41%	0
2004	10.423673	10.985726	5.39%	0
2003*	10.000000	10.423673	4.24%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.547220	10.533341	-0.13%	0
2010	9.619871	10.547220	9.64%	0
2009	6.957560	9.619871	38.27%	0
2008	9.652020	6.957560	-27.92%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.585959	10.608081	0.21%	0
2010	9.666150	10.585959	9.52%	0
2009	6.969936	9.666150	38.68%	0
2008	9.642807	6.969936	-27.72%	0
2007*	10.000000	9.642807	-3.57%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.868749	10.686391	-1.68%	0
2010	9.806813	10.868749	10.83%	0
2009	8.039352	9.806813	21.99%	0
2008	13.245070	8.039352	-39.30%	0
2007	13.040296	13.245070	1.57%	0
2006	11.693529	13.040296	11.52%	0
2005	11.576701	11.693529	1.01%	0
2004	10.862126	11.576701	6.58%	0
2003*	10.000000	10.862126	8.62%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.793718	11.163648	3.43%	0
2010	10.391463	10.793718	3.87%	0
2009	9.319620	10.391463	11.50%	0
2008	9.997554	9.319620	-6.78%	0
2007	9.945967	9.997554	0.52%	0
2006	9.891493	9.945967	0.55%	0
2005	10.045000	9.891493	-1.53%	0
2004	9.980825	10.045000	0.64%	0
2003*	10.000000	9.980825	-0.19%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.279587	15.725706	-13.97%	0
2010	14.740310	18.279587	24.01%	0
2009	10.926322	14.740310	34.91%	0
2008	18.748402	10.926322	-41.72%	0
2007	16.852576	18.748402	11.25%	0
2006	15.533502	16.852576	8.49%	0
2005	13.637347	15.533502	13.90%	0
2004	11.343571	13.637347	20.22%	0
2003*	10.000000	11.343571	13.44%	0

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.077260	15.527999	-14.10%	0
2010	14.592078	18.077260	23.88%	0
2009	10.836808	14.592078	34.65%	0
2008	18.625034	10.836808	-41.82%	0
2007	16.763250	18.625034	11.11%	0
2006	15.476922	16.763250	8.31%	0
2005	13.609354	15.476922	13.72%	0
2004	11.330820	13.609354	20.11%	0
2003*	10.000000	11.330820	13.31%	0
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.160762	8.836934	-3.53%	0
2010	9.484748	9.160762	-3.42%	0
2009	9.773597	9.484748	-2.96%	0
2008	9.845680	9.773597	-0.73%	0
2007	9.717356	9.845680	1.32%	0
2006	9.614238	9.717356	1.07%	0
2005	9.682745	9.614238	-0.71%	0
2004	9.929738	9.682745	-2.49%	0
2003*	10.000000	9.929738	-0.70%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.035428	10.396117	-20.25%	0
2010	11.973054	13.035428	8.87%	0
2009	9.828352	11.973054	21.82%	0
2008	18.173405	9.828352	-45.92%	0
2007	16.095976	18.173405	12.91%	0
2006	14.162258	16.095976	13.65%	0
2005	12.353316	14.162258	14.64%	0
2004	11.297361	12.353316	9.35%	0
2003*	10.000000	11.297361	12.97%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.889667	10.265995	-20.35%	0
2010	11.856324	12.889667	8.72%	0
2009	9.749319	11.856324	21.61%	0
2008	18.057752	9.749319	-46.01%	0
2007	16.014554	18.057752	12.76%	0
2006	14.111477	16.014554	13.49%	0
2005	12.328631	14.111477	14.46%	0
2004	11.292118	12.328631	9.18%	0
2003*	10.000000	11.292118	12.92%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.357874	9.040562	-20.40%	0
2010	10.447657	11.357874	8.71%	0
2009	8.592368	10.447657	21.59%	0
2008	15.910769	8.592368	-46.00%	0
2007	14.109642	15.910769	12.77%	0
2006	12.428673	14.109642	13.52%	0
2005	10.862176	12.428673	14.42%	0
2004*	10.000000	10.862176	8.62%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.482986	9.149784	-20.32%	0
2010	10.545526	11.482986	8.89%	0
2009	8.652945	10.545526	21.87%	0
2008	16.003687	8.652945	-45.93%	0
2007	14.172049	16.003687	12.92%	0
2006	12.469163	14.172049	13.66%	0
2005	10.880788	12.469163	14.60%	0
2004*	10.000000	10.880788	8.81%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.336989	9.706385	-6.10%	0
2010	9.112348	10.336989	13.44%	0
2009	6.644191	9.112348	37.15%	0
2008	12.898358	6.644191	-48.49%	0
2007	13.128072	12.898358	-1.75%	0
2006	11.892776	13.128072	10.39%	0
2005	11.634249	11.892776	2.22%	0
2004	10.871191	11.634249	7.02%	0
2003*	10.000000	10.871191	8.71%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.216415	9.580492	-6.22%	0
2010	9.022661	10.216415	13.23%	0
2009	6.589879	9.022661	36.92%	0
2008	12.810108	6.589879	-48.56%	0
2007	13.055218	12.810108	-1.88%	0
2006	11.842080	13.055218	10.24%	0
2005	11.611567	11.842080	1.99%	0
2004	10.864086	11.611567	6.88%	0
2003*	10.000000	10.864086	8.64%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.826649	10.387260	-12.17%	0
2010	9.706378	11.826649	21.84%	0
2009	6.400452	9.706378	51.65%	0
2008	13.607599	6.400452	-52.96%	0
2007	13.376907	13.607599	1.72%	0
2006	11.947065	13.376907	11.97%	0
2005	12.089438	11.947065	-1.18%	0
2004	11.007615	12.089438	9.83%	0
2003*	10.000000	11.007615	10.08%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.694152	10.249546	-12.35%	0
2010	9.606513	11.694152	21.73%	0
2009	6.344457	9.606513	51.42%	0
2008	13.519044	6.344457	-53.07%	0
2007	13.309829	13.519044	1.57%	0
2006	11.906543	13.309829	11.79%	0
2005	12.063467	11.906543	-1.30%	0
2004	10.998282	12.063467	9.69%	0
2003*	10.000000	10.998282	9.98%	0

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.368511	11.643875	2.42%	0
2010	9.755880	11.368511	16.53%	0
2009	8.604817	9.755880	13.38%	0
2008	12.225276	8.604817	-29.61%	0
2007	13.005012	12.225276	-6.00%	0
2006	11.493118	13.005012	13.15%	0
2005	11.503574	11.493118	-0.09%	0
2004	10.731928	11.503574	7.19%	0
2003*	10.000000	10.731928	7.32%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.656203	8.212223	-5.13%	0
2010	8.148358	8.656203	6.23%	0
2009	6.492788	8.148358	25.50%	0
2008*	10.000000	6.492788	-35.07%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.075303	12.145569	-13.71%	0
2010	13.441899	14.075303	4.71%	0
2009	10.157915	13.441899	32.33%	0
2008	17.641606	10.157915	-42.42%	0
2007	15.816295	17.641606	11.54%	0
2006	13.487199	15.816295	17.27%	0
2005	12.669288	13.487199	6.46%	0
2004	11.061419	12.669288	14.54%	0
2003*	10.000000	11.061419	10.61%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.738457	9.377775	-3.70%	0
2010	9.225600	9.738457	5.56%	0
2009	7.463174	9.225600	23.61%	0
2008	11.088841	7.463174	-32.70%	0
2007	10.647048	11.088841	4.15%	0
2006*	10.000000	10.647048	6.47%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.625954	9.248069	-3.93%	0
2010	9.144614	9.625954	5.26%	0
2009	7.415898	9.144614	23.31%	0
2008	11.046970	7.415898	-32.87%	0
2007	10.630234	11.046970	3.92%	0
2006*	10.000000	10.630234	6.30%	0
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.516812	14.802025	-10.38%	0
2010	15.222611	16.516812	8.50%	0
2009	11.710697	15.222611	29.99%	0
2008	20.444929	11.710697	-42.72%	0
2007	18.544479	20.444929	10.25%	0
2006	15.048967	18.544479	23.23%	0
2005	13.268368	15.048967	13.42%	0
2004	11.131919	13.268368	19.19%	0
2003*	10.000000	11.131919	11.32%	0

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.105142	11.822247	-9.79%	0
2010	11.919119	13.105142	9.95%	0
2009	9.500370	11.919119	25.46%	0
2008	13.795263	9.500370	-31.13%	0
2007	13.072415	13.795263	5.53%	0
2006	12.195178	13.072415	7.19%	0
2005	11.760060	12.195178	3.70%	0
2004	10.723665	11.760060	9.66%	0
2003*	10.000000	10.723665	7.24%	0
Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.343704	10.231919	-9.80%	0
2010	9.846485	11.343704	15.21%	0
2009	6.169487	9.846485	59.60%	0
2008	12.585032	6.169487	-50.98%	0
2007	11.200210	12.585032	12.36%	0
2006	11.326123	11.200210	-1.11%	0
2005	10.919778	11.326123	3.72%	0
2004	10.614066	10.919778	2.88%	0
2003*	10.000000	10.614066	6.14%	0
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.083392	10.454445	-5.67%	0
2010	9.942365	11.083392	11.48%	0
2009	8.036144	9.942365	23.72%	0
2008	12.993046	8.036144	-38.15%	0
2007	13.809573	12.993046	-5.91%	0
2006	12.349679	13.809573	11.82%	0
2005	12.310194	12.349679	0.32%	0
2004	10.880171	12.310194	13.14%	0
2003*	10.000000	10.880171	8.80%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.222236	10.928206	-10.59%	0
2010	11.672257	12.222236	4.71%	0
2009*	10.000000	11.672257	16.72%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.683960	10.332898	-3.29%	0
2010	9.886939	10.683960	8.06%	0
2009	7.377233	9.886939	34.02%	0
2008	12.150657	7.377233	-39.29%	0
2007	11.360935	12.150657	6.95%	0
2006	10.987583	11.360935	3.40%	0
2005	10.940178	10.987583	0.43%	0
2004	10.418475	10.940178	5.01%	0
2003*	10.000000	10.418475	4.18%	0

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.631074	8.708046	-9.58%	0
2010	7.736206	9.631074	24.49%	0
2009	5.684407	7.736206	36.10%	0
2008	12.189483	5.684407	-53.37%	0
2007	11.554956	12.189483	5.49%	0
2006	11.722382	11.554956	-1.43%	0
2005	11.827195	11.722382	-0.89%	0
2004	10.732106	11.827195	10.20%	0
2003*	10.000000	10.732106	7.32%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.017071	12.088830	-13.76%	0
2010	10.701300	14.017071	30.98%	0
2009	6.817158	10.701300	56.98%	0
2008	11.699860	6.817158	-41.73%	0
2007	11.878313	11.699860	-1.50%	0
2006	10.915743	11.878313	8.82%	0
2005	10.785320	10.915743	1.21%	0
2004	10.539514	10.785320	2.33%	0
2003*	10.000000	10.539514	5.40%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.380504	11.873853	-4.09%	0
2010	11.553303	12.380504	7.16%	0
2009	9.792453	11.553303	17.98%	0
2008	15.112360	9.792453	-35.20%	0
2007	14.580740	15.112360	3.65%	0
2006	12.556542	14.580740	16.12%	0
2005	12.239260	12.556542	2.59%	0
2004	11.062664	12.239260	10.64%	0
2003*	10.000000	11.062664	10.63%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.579447	10.012785	-5.36%	0
2010*	10.000000	10.579447	5.79%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.349032	12.925308	-3.17%	0
2010	12.244052	13.349032	9.02%	0
2009*	10.000000	12.244052	22.44%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.144588	8.893389	-2.75%	0
2010	8.472582	9.144588	7.93%	0
2009	7.125206	8.472582	18.91%	0
2008	10.531297	7.125206	-32.34%	0
2007	10.299898	10.531297	2.25%	0
2006*	10.000000	10.299898	3.00%	0

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.774665	9.958027	1.88%	0
2010	9.571511	9.774665	2.12%	0
2009	8.857785	9.571511	8.06%	0
2008	10.200400	8.857785	-13.16%	0
2007	10.282293	10.200400	-0.80%	0
2006*	10.000000	10.282293	2.82%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.080566	8.808930	-12.61%	0
2010	9.399862	10.080566	7.24%	0
2009	6.889572	9.399862	36.44%	0
2008	11.653767	6.889572	-40.88%	0
2007	10.578078	11.653767	10.17%	0
2006*	10.000000	10.578078	5.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.920853	8.192875	-8.16%	0
2010	7.833339	8.920853	13.88%	0
2009	5.858157	7.833339	33.72%	0
2008	10.899890	5.858157	-46.25%	0
2007	10.111944	10.899890	7.79%	0
2006*	10.000000	10.111944	1.12%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.752512	7.303090	-5.80%	0
2010	7.250234	7.752512	6.93%	0
2009	5.757792	7.250234	25.92%	0
2008	9.649399	5.757792	-40.33%	0
2007*	10.000000	9.649399	-3.51%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.580343	11.583537	0.03%	0
2010	10.621093	11.580343	9.03%	0
2009	7.545861	10.621093	40.75%	0
2008	10.892603	7.545861	-30.72%	0
2007	10.960244	10.892603	-0.62%	0
2006	10.284179	10.960244	6.57%	0
2005*	10.000000	10.284179	2.84%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.237673	7.012264	-14.88%	0
2010	7.409498	8.237673	11.18%	0
2009	5.027453	7.409498	47.38%	0
2008*	10.000000	5.027453	-49.73%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.094410	8.484418	-6.71%	0
2010	7.637569	9.094410	19.07%	0
2009	6.026497	7.637569	26.73%	0
2008*	10.000000	6.026497	-39.74%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.071894	8.455902	-6.79%	0
2010	7.619853	9.071894	19.06%	0
2009	6.024629	7.619853	26.48%	0
2008*	10.000000	6.024629	-39.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.624968	7.780565	-9.79%	0
2010	7.786821	8.624968	10.76%	0
2009	6.255468	7.786821	24.48%	0
2008*	10.000000	6.255468	-37.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.570822	9.098175	-4.94%	0
2010	8.996970	9.570822	6.38%	0
2009	7.793070	8.996970	15.45%	0
2008*	10.000000	7.793070	-22.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.175133	8.536073	-6.97%	0
2010	8.472770	9.175133	8.29%	0
2009	7.082322	8.472770	19.63%	0
2008*	10.000000	7.082322	-29.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.001328	9.773133	-2.28%	0
2010	9.719148	10.001328	2.90%	0
2009	8.925172	9.719148	8.90%	0
2008*	10.000000	8.925172	-10.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.373666	8.821529	-5.89%	0
2010	8.735285	9.373666	7.31%	0
2009	7.434475	8.735285	17.50%	0
2008*	10.000000	7.434475	-25.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.954527	8.225188	-8.14%	0
2010	8.201738	8.954527	9.18%	0
2009	6.725016	8.201738	21.96%	0
2008*	10.000000	6.725016	-32.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.728461	9.348807	-3.90%	0
2010	9.260280	9.728461	5.06%	0
2009	8.167047	9.260280	13.39%	0
2008*	10.000000	8.167047	-18.33%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.489114	10.773921	2.72%	0
2010	10.168832	10.489114	3.15%	0
2009	9.701724	10.168832	4.81%	0
2008*	10.000000	9.701724	-2.98%	0

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.420132	10.667260	2.37%	0
2010	10.128294	10.420132	2.88%	0
2009	9.680228	10.128294	4.63%	0
2008*	10.000000	9.680228	-3.20%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.319553	11.567171	2.19%	0
2010	10.866539	11.319553	4.17%	0
2009	9.685970	10.866539	12.19%	0
2008*	10.000000	9.685970	-3.14%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.917118	17.091659	-25.42%	0
2010	20.519067	22.917118	11.69%	0
2009	13.058005	20.519067	57.14%	0
2008	32.218891	13.058005	-59.47%	0
2007	23.035152	32.218891	39.87%	0
2006	17.536604	23.035152	31.35%	0
2005	13.752227	17.536604	27.52%	0
2004	11.851031	13.752227	16.04%	0
2003*	10.000000	11.851031	18.51%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.397619	14.467799	-25.41%	0
2010	17.371465	19.397619	11.66%	0
2009	11.054930	17.371465	57.14%	0
2008	27.233590	11.054930	-59.41%	0
2007	19.436247	27.233590	40.12%	0
2006	14.770648	19.436247	31.59%	0
2005	11.569404	14.770648	27.67%	0
2004*	10.000000	11.569404	15.69%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.393021	10.741357	3.35%	0
2010	10.294426	10.393021	0.96%	0
2009	10.404626	10.294426	-1.06%	0
2008	10.024790	10.404626	3.79%	0
2007	9.711379	10.024790	3.23%	0
2006	9.752379	9.711379	-0.42%	0
2005	9.800927	9.752379	-0.50%	0
2004	9.850846	9.800927	-0.51%	0
2003*	10.000000	9.850846	-1.49%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.296233	6.327251	-13.28%	0
2010	6.700997	7.296233	8.88%	0
2009	5.372593	6.700997	24.73%	0
2008*	10.000000	5.372593	-46.27%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.881425	10.998413	-7.43%	0
2010	10.757412	11.881425	10.45%	0
2009	8.777105	10.757412	22.56%	0
2008	14.425009	8.777105	-39.15%	0
2007	14.132458	14.425009	2.07%	0
2006	12.549384	14.132458	12.61%	0
2005	12.066271	12.549384	4.00%	0
2004	10.982748	12.066271	9.87%	0
2003*	10.000000	10.982748	9.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.014433	11.679280	-2.79%	0
2010	11.354906	12.014433	5.81%	0
2009*	10.000000	11.354906	13.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.851239	12.267228	-4.54%	0
2010	11.905432	12.851239	7.94%	0
2009*	10.000000	11.905432	19.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.272304	10.188400	-0.82%	0
2010	10.068080	10.272304	2.03%	0
2009	9.579200	10.068080	5.10%	0
2008	10.579344	9.579200	-9.45%	0
2007	10.421519	10.579344	1.51%	0
2006	10.187233	10.421519	2.30%	0
2005	10.233646	10.187233	-0.45%	0
2004	10.149122	10.233646	0.83%	0
2003*	10.000000	10.149122	1.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.229956	10.816542	-3.68%	0
2010	10.508263	11.229956	6.87%	0
2009	9.154540	10.508263	14.79%	0
2008	12.371392	9.154540	-26.00%	0
2007	12.154730	12.371392	1.78%	0
2006	11.327793	12.154730	7.30%	0
2005	11.159272	11.327793	1.51%	0
2004	10.573615	11.159272	5.54%	0
2003*	10.000000	10.573615	5.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.723814	11.056469	-5.69%	0
2010	10.783596	11.723814	8.72%	0
2009	8.997415	10.783596	19.85%	0
2008	13.611740	8.997415	-33.90%	0
2007	13.311537	13.611740	2.26%	0
2006	12.060634	13.311537	10.37%	0
2005	11.689439	12.060634	3.18%	0
2004	10.823276	11.689439	8.00%	0
2003*	10.000000	10.823276	8.23%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.835391	10.656148	-1.65%	0
2010	10.363091	10.835391	4.56%	0
2009	9.388537	10.363091	10.38%	0
2008	11.469988	9.388537	-18.15%	0
2007	11.247819	11.469988	1.98%	0
2006	10.765898	11.247819	4.48%	0
2005	10.692871	10.765898	0.68%	0
2004	10.356463	10.692871	3.25%	0
2003*	10.000000	10.356463	3.56%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.355602	12.581629	-5.80%	0
2010	12.740097	13.355602	4.83%	0
2009*	10.000000	12.740097	27.40%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.298420	12.494271	-6.05%	0
2010	12.718628	13.298420	4.56%	0
2009*	10.000000	12.718628	27.19%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.205453	13.339611	-6.10%	0
2010	11.682068	14.205453	21.60%	0
2009	8.865913	11.682068	31.76%	0
2008	14.483952	8.865913	-38.79%	0
2007	13.978940	14.483952	3.61%	0
2006	13.201527	13.978940	5.89%	0
2005	12.221324	13.201527	8.02%	0
2004	10.959966	12.221324	11.51%	0
2003*	10.000000	10.959966	9.60%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.998329	13.127039	-6.22%	0
2010	11.542486	13.998329	21.28%	0
2009	8.776321	11.542486	31.52%	0
2008	14.371780	8.776321	-38.93%	0
2007	13.894938	14.371780	3.43%	0
2006	13.139756	13.894938	5.75%	0
2005	12.186003	13.139756	7.83%	0
2004	10.949835	12.186003	11.29%	0
2003*	10.000000	10.949835	9.50%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.850799	8.528623	-3.64%	0
2010	9.186079	8.850799	-3.65%	0
2009	9.530074	9.186079	-3.61%	0
2008	9.692055	9.530074	-1.67%	0
2007	9.601113	9.692055	0.95%	0
2006	9.531989	9.601113	0.73%	0
2005	9.635011	9.531989	-1.07%	0
2004	9.919528	9.635011	-2.87%	0
2003*	10.000000	9.919528	-0.80%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.590672	7.480939	-12.92%	0
2010	7.834232	8.590672	9.66%	0
2009	5.973924	7.834232	31.14%	0
2008*	10.000000	5.973924	-40.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.493192	7.672990	-19.17%	0
2010	9.284947	9.493192	2.24%	0
2009	7.422168	9.284947	25.10%	0
2008	14.355467	7.422168	-48.30%	0
2007	14.478031	14.355467	-0.85%	0
2006	12.240509	14.478031	18.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.330137	7.515509	-19.45%	0
2010	9.148061	9.330137	1.99%	0
2009	7.332312	9.148061	24.76%	0
2008	14.213079	7.332312	-48.41%	0
2007	14.366981	14.213079	-1.07%	0
2006	12.180398	14.366981	17.95%	0
2005	11.306214	12.180398	7.73%	0
2004*	10.000000	11.306214	13.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.594762	8.013974	-6.76%	0
2010	7.732483	8.594762	11.15%	0
2009	6.204293	7.732483	24.63%	0
2008*	10.000000	6.204293	-37.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.258397	7.472651	-9.51%	0
2010	7.602041	8.258397	8.63%	0
2009	6.192565	7.602041	22.76%	0
2008*	10.000000	6.192565	-38.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.098651	8.376921	-7.93%	0
2010	7.466640	9.098651	21.86%	0
2009	6.116036	7.466640	22.08%	0
2008*	10.000000	6.116036	-38.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.551729	8.990069	-5.88%	0
2010	8.286431	9.551729	15.27%	0
2009	6.591839	8.286431	25.71%	0
2008*	10.000000	6.591839	-34.08%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.546122	9.119114	-4.47%	0
2010	7.919270	9.546122	20.54%	0
2009	6.462387	7.919270	22.54%	0
2008	12.546713	6.462387	-48.49%	0
2007	11.894616	12.546713	5.48%	0
2006	11.986312	11.894616	-0.77%	0
2005	11.545736	11.986312	3.82%	0
2004	10.588669	11.545736	9.04%	0
2003*	10.000000	10.588669	5.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.650413	11.571368	-8.53%	0
2010	10.370178	12.650413	21.99%	0
2009	8.527595	10.370178	21.61%	0
2008	13.045968	8.527595	-34.63%	0
2007	14.546074	13.045968	-10.31%	0
2006	12.869879	14.546074	13.02%	0
2005	12.957733	12.869879	-0.68%	0
2004	11.465132	12.957733	13.02%	0
2003*	10.000000	11.465132	14.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.445676	11.338201	-8.90%	0
2010	10.212844	12.445676	21.86%	0
2009	8.421901	10.212844	21.27%	0
2008	12.912454	8.421901	-34.78%	0
2007	14.449154	12.912454	-10.64%	0
2006	12.805624	14.449154	12.83%	0
2005	12.929622	12.805624	-0.96%	0
2004	11.469816	12.929622	12.73%	0
2003*	10.000000	11.469816	14.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.549112	12.329652	-9.00%	0
2010	11.220756	13.549112	20.75%	0
2009	8.645640	11.220756	29.79%	0
2008	14.518432	8.645640	-40.45%	0
2007	14.756985	14.518432	-1.62%	0
2006	13.668970	14.756985	7.96%	0
2005	12.629439	13.668970	8.23%	0
2004	11.012767	12.629439	14.68%	0
2003*	10.000000	11.012767	10.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.305151	12.076367	-9.24%	0
2010	11.048713	13.305151	20.42%	0
2009	8.530334	11.048713	29.52%	0
2008	14.363254	8.530334	-40.61%	0
2007	14.633296	14.363254	-1.85%	0
2006	13.589145	14.633296	7.68%	0
2005	12.590579	13.589145	7.93%	0
2004	11.000924	12.590579	14.45%	0
2003*	10.000000	11.000924	10.01%	0

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.102036	7.836417	-3.28%	0
2010	7.426660	8.102036	9.09%	0
2009	6.139095	7.426660	20.97%	0
2008	10.913529	6.139095	-43.75%	0
2007	10.500398	10.913529	3.93%	0
2006*	10.000000	10.500398	5.00%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.642414	8.838867	2.27%	0
2010	6.908981	8.642414	25.09%	0
2009	5.494413	6.908981	25.75%	0
2008*	10.000000	5.494413	-45.06%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.878377	9.642335	-2.39%	0
2010	10.010345	9.878377	-1.32%	0
2009	9.699875	10.010345	3.20%	0
2008*	10.000000	9.699875	-3.00%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.028818	10.993741	-15.62%	0
2010	12.715093	13.028818	2.47%	0
2009*	10.000000	12.715093	27.15%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.359662	10.608627	-6.61%	0
2010	9.596302	11.359662	18.38%	0
2009	7.578283	9.596302	26.63%	0
2008	12.989598	7.578283	-41.66%	0
2007	12.530396	12.989598	3.66%	0
2006	11.436549	12.530396	9.56%	0
2005	11.106843	11.436549	2.97%	0
2004*	10.000000	11.106843	11.07%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.618518	11.153210	-11.61%	0
2010	11.292173	12.618518	11.75%	0
2009	8.389572	11.292173	34.60%	0
2008	14.560663	8.389572	-42.38%	0
2007	14.214481	14.560663	2.44%	0
2006	12.534238	14.214481	13.41%	0
2005	11.376401	12.534238	10.18%	0
2004*	10.000000	11.376401	13.76%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.410871	10.942895	-11.83%	0
2010	11.135808	12.410871	11.45%	0
2009	8.292202	11.135808	34.29%	0
2008	14.428504	8.292202	-42.53%	0
2007	14.122532	14.428504	2.17%	0
2006	12.483858	14.122532	13.13%	0
2005	11.359547	12.483858	9.90%	0
2004*	10.000000	11.359547	13.60%	0

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.491963	12.806093	-11.63%	0
2010	12.969768	14.491963	11.74%	0
2009	9.630801	12.969768	34.67%	0
2008	16.713305	9.630801	-42.38%	0
2007	16.318782	16.713305	2.42%	0
2006	14.389359	16.318782	13.41%	0
2005	13.063564	14.389359	10.15%	0
2004	11.377837	13.063564	14.82%	0
2003*	10.000000	11.377837	13.78%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.241312	12.552109	-11.86%	0
2010	12.774309	14.241312	11.48%	0
2009	9.514080	12.774309	34.27%	0
2008	16.550152	9.514080	-42.51%	0
2007	16.195735	16.550152	2.19%	0
2006	14.320836	16.195735	13.09%	0
2005	13.029617	14.320836	9.91%	0
2004	11.375481	13.029617	14.54%	0
2003*	10.000000	11.375481	13.75%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.032512	11.669679	-3.02%	0
2010	10.880767	12.032512	10.59%	0
2009	9.537177	10.880767	14.09%	0
2008	11.575303	9.537177	-17.61%	0
2007	10.968411	11.575303	5.53%	0
2006	10.614905	10.968411	3.33%	0
2005	10.749440	10.614905	-1.25%	0
2004	10.288844	10.749440	4.48%	0
2003*	10.000000	10.288844	2.89%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.586136	2.445131	-5.45%	0
2010	2.340375	2.586136	10.50%	0
2009	1.916327	2.340375	22.13%	0
2008	9.423791	1.916327	-79.67%	0
2007*	10.000000	9.423791	-5.76%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.002274	2.825333	-5.89%	0
2010	2.713930	3.002274	10.62%	0
2009	2.247666	2.713930	20.74%	0
2008	10.939595	2.247666	-79.45%	0
2007	11.367895	10.939595	-3.77%	0
2006	10.781335	11.367895	5.44%	0
2005	10.935632	10.781335	-1.41%	0
2004	10.415879	10.935632	4.99%	0
2003*	10.000000	10.415879	4.16%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.461772	10.048971	-3.95%	0
2010	9.374198	10.461772	11.60%	0
2009	7.601438	9.374198	23.32%	0
2008	12.855694	7.601438	-40.87%	0
2007	12.813455	12.855694	0.33%	0
2006	11.587314	12.813455	10.58%	0
2005	11.372080	11.587314	1.89%	0
2004	10.813798	11.372080	5.16%	0
2003*	10.000000	10.813798	8.14%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.482920	12.704255	-5.78%	0
2010	11.339108	13.482920	18.91%	0
2009	8.578157	11.339108	32.19%	0
2008	14.321886	8.578157	-40.10%	0
2007	15.049657	14.321886	-4.84%	0
2006	13.581279	15.049657	10.81%	0
2005	12.821982	13.581279	5.92%	0
2004	11.143401	12.821982	15.06%	0
2003*	10.000000	11.143401	11.43%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.720004	8.202075	-5.94%	0
2010	7.354360	8.720004	18.57%	0
2009	5.576358	7.354360	31.88%	0
2008	9.336317	5.576358	-40.27%	0
2007	9.828875	9.336317	-5.01%	0
2006*	10.000000	9.828875	-1.71%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.272679	11.776525	4.47%	0
2010	10.697153	11.272679	5.38%	0
2009*	10.000000	10.697153	6.97%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.920445	10.628967	-2.67%	0
2010	10.775353	10.920445	1.35%	0
2009*	10.000000	10.775353	7.75%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.832425	9.034420	-8.12%	0
2010	8.921837	9.832425	10.21%	0
2009	7.133274	8.921837	25.07%	0
2008	12.077982	7.133274	-40.94%	0
2007	13.344084	12.077982	-9.49%	0
2006	11.947150	13.344084	11.69%	0
2005	11.782359	11.947150	1.40%	0
2004	11.005673	11.782359	7.06%	0
2003*	10.000000	11.005673	10.06%	0

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.959548	9.571938	-19.96%	0
2010	11.281097	11.959548	6.01%	0
2009	9.394428	11.281097	20.08%	0
2008	17.397758	9.394428	-46.00%	0
2007	16.666060	17.397758	4.39%	0
2006	13.541716	16.666060	23.07%	0
2005	12.525374	13.541716	8.11%	0
2004	11.187749	12.525374	11.96%	0
2003*	10.000000	11.187749	11.88%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.351221	11.338626	-8.20%	0
2010	10.174828	12.351221	21.39%	0
2009	8.028737	10.174828	26.73%	0
2008	13.743263	8.028737	-41.58%	0
2007	16.346345	13.743263	-15.92%	0
2006	14.462544	16.346345	13.03%	0
2005	14.022586	14.462544	3.14%	0
2004	11.530757	14.022586	21.61%	0
2003*	10.000000	11.530757	15.31%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.480374	9.878969	-20.84%	0
2010	10.722609	12.480374	16.39%	0
2009	6.790000	10.722609	57.92%	0
2008	11.192653	6.790000	-39.34%	0
2007	11.011179	11.192653	1.65%	0
2006	10.838103	11.011179	1.60%	0
2005	10.641619	10.838103	1.85%	0
2004	10.515496	10.641619	1.20%	0
2003*	10.000000	10.515498	5.15%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.503856	9.652764	1.57%	0
2010	9.230718	9.503856	2.96%	0
2009	8.758719	9.230718	5.39%	0
2008	10.152051	8.758719	-13.72%	0
2007	10.016048	10.152051	1.36%	0
2006	10.037002	10.016048	-0.21%	0
2005	10.021906	10.037002	0.15%	0
2004	9.994478	10.021906	0.27%	0
2003*	10.000000	9.994478	-0.06%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.730847	14.460887	-8.07%	0
2010	12.878273	15.730847	22.15%	0
2009*	10.000000	12.878273	28.78%	0

Wilmington Funds - Wilmington Managed Allocation Fund - Moderate Growth II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.366234	9.438513	-8.95%	0
2010	9.731737	10.366234	6.52%	0
2009	8.040305	9.731737	21.04%	0
2008	11.766533	8.040305	-32.91%	0
2007	11.427326	11.766533	2.97%	0
2006	10.739900	11.427326	6.40%	0
2005	10.717290	10.739900	0.21%	0
2004	10.499765	10.717290	2.07%	0
2003*	10.000000	10.499765	5.00%	0

Report of Independent Registered Public Accounting Firm
The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide Variable Account-7:
We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-7 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
/s/ KPMG LLP
Columbus, Ohio
March 13, 2012

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Assets:
Investments at fair value:

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
210,795 shares (cost $2,955,384)	$2,799,353
Stock Index Fund, Inc. - Initial Shares (DSIF)
26,608 shares (cost $647,160)	784,409
Stock Index Fund, Inc. - Service Shares (DSIFS)
64,108 shares (cost $1,805,740)	1,891,833
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
3,394 shares (cost $84,142)	101,521
Investors Growth Stock Series - Service Class (MIGSC)
131,830 shares (cost $1,226,769)	1,419,807
Mid Cap Growth Series - Service Class (MMCGSC)
286,331 shares (cost $1,690,214)	1,569,094
New Discovery Series - Service Class (MNDSC)
131,639 shares (cost $1,798,451)	1,808,715
Value Series - Service Class (MVFSC)
232,923 shares (cost $2,739,944)	2,920,855
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
16,079 shares (cost $257,690)	241,018
Core Plus Fixed Income Portfolio - Class II (MSVF2)
43,013 shares (cost $419,502)	437,439
Managed Allocation Fund - Moderate Growth II (VFMG2)
1,076,334 shares (cost $10,228,125)	9,504,029
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
884 shares (cost $11,333)	12,335
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
246,988 shares (cost $3,677,998)	4,258,065
American Funds NVIT Bond Fund - Class II (GVABD2)
168,118 shares (cost $1,753,848)	1,921,593
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
85,595 shares (cost $1,568,997)	1,679,373
American Funds NVIT Growth Fund - Class II (GVAGR2)
48,117 shares (cost $2,260,546)	2,483,312
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
18,508 shares (cost $618,873)	660,733
Federated NVIT High Income Bond Fund - Class III (HIBF3)
17,433 shares (cost $118,971)	113,836
NVIT Emerging Markets Fund - Class II (GEM2)
42,519 shares (cost $513,115)	426,886
NVIT Emerging Markets Fund - Class VI (GEM6)
297,819 shares (cost $3,225,861)	3,010,952
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
17,377 shares (cost $163,758)	138,666
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
6,495 shares (cost $55,675)	50,271
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
637 shares (cost $5,946)	6,337
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
3,309 shares (cost $36,441)	32,888
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
6,230 shares (cost $57,589)	50,338
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
62,795 shares (cost $605,787)	626,068
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
48,309 shares (cost $431,462)	459,416

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

NVIT Cardinal Conservative Fund - Class II (NVCCN2)
49,796 shares (cost $506,988)	511,407
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
223,456 shares (cost $2,155,259)	2,178,698
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
53,351 shares (cost $510,866)	489,230
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
78,635 shares (cost $787,591)	798,144
NVIT Core Bond Fund - Class I (NVCBD1)
1,586 shares (cost $16,472)	17,267
NVIT Core Bond Fund - Class II (NVCBD2)
44,902 shares (cost $480,149)	487,631
NVIT Core Plus Bond Fund - Class II (NVLCP2)
48,383 shares (cost $548,869)	554,957
NVIT Fund - Class II (TRF2)
16,033 shares (cost $120,233)	144,619
NVIT Government Bond Fund - Class I (GBF)
844,836 shares (cost $9,982,105)	10,078,894
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
739,109 shares (cost $7,231,947)	6,467,200
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
25,579 shares (cost $319,971)	327,926
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
1,100 shares (cost $14,286)	15,208
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,007,731 shares (cost $9,771,692)	10,278,854
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
4,176,471 shares (cost $45,506,223)	43,142,948
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2,056,289 shares (cost $22,814,457)	20,501,196
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,355,573 shares (cost $13,928,974)	14,084,404
NVIT Mid Cap Index Fund - Class I (MCIF)
32,508 shares (cost $517,975)	570,508
NVIT Mid Cap Index Fund - Class II (MCIF2)
172,101 shares (cost $2,984,755)	3,006,597
NVIT Money Market Fund - Class I (SAM)
19,754,108 shares (cost $19,754,108)	19,754,108
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
858 shares (cost $7,865)	7,479
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
7,196 shares (cost $85,578)	60,015
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
97,344 shares (cost $919,236)	806,980
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
3,346 shares (cost $28,704)	31,051
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
384,959 shares (cost $2,962,828)	3,095,069
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
11,319 shares (cost $105,875)	114,212
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
14,866 shares (cost $134,506)	147,624
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
65,379 shares (cost $1,037,515)	978,730
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
10,766 shares (cost $73,907)	106,370
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
136,897 shares (cost $1,204,385)	1,330,643

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

NVIT Multi-Manager Small Company Fund - Class I (SCF)
23,921 shares (cost $456,062)	405,947
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
98,380 shares (cost $1,398,970)	1,628,195
NVIT Short Term Bond Fund - Class II (NVSTB2)
31,188 shares (cost $322,227)	321,548
NVIT Large Cap Growth Fund - Class I (NVOLG1)
3,274,849 shares (cost $49,571,264)	48,107,526
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2,635,700 shares (cost $39,797,262)	38,612,999
Templeton NVIT International Value Fund - Class III (NVTIV3)
4,228 shares (cost $54,714)	44,942
NVIT Real Estate Fund - Class II (NVRE2)
177,529 shares (cost $1,277,117)	1,601,308
VPS Growth and Income Portfolio - Class B (ALVGIB)
125,356 shares (cost $2,528,637)	2,238,854
VPS International Value Portfolio - Class B (ALVIVB)
47,954 shares (cost $1,008,200)	546,674
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
33,649 shares (cost $897,113)	876,225
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
200,950 shares (cost $3,004,523)	3,090,618
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
34,555 shares (cost $318,772)	420,534
Capital Appreciation Fund II - Service Shares (FCA2S)
195,839 shares (cost $1,153,753)	1,178,951
High Income Bond Fund II - Service Shares (FHIBS)
709,265 shares (cost $4,156,669)	4,773,354
Kaufmann Fund II - Primary Shares (FVK2)
24,372 shares (cost $321,228)	312,938
Quality Bond Fund II - Primary Shares (FQB)
190,131 shares (cost $2,036,732)	2,131,371
Quality Bond Fund II - Service Shares (FQBS)
534,556 shares (cost $5,632,864)	5,965,642
Equity-Income Portfolio - Initial Class (FEIP)
533,044 shares (cost $12,194,581)	9,962,589
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
183,959 shares (cost $1,539,440)	1,624,357
High Income Portfolio - Initial Class (FHIP)
1,698,634 shares (cost $9,589,871)	9,155,640
VIP Fund - Asset Manager Growth Portfolio - Initial Class (FAMGP)
116,286 shares (cost $1,542,817)	1,552,423
VIP Fund - Asset Manager Growth Portfolio - Service Class (FAMGS)
92,959 shares (cost $1,104,687)	1,232,637
VIP Fund - Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
31,212 shares (cost $428,680)	412,004
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
159,532 shares (cost $2,242,363)	2,201,548
VIP Fund - Asset Manager Portfolio - Service Class (FAMS)
139,896 shares (cost $1,982,822)	1,917,980
VIP Fund - Asset Manager Portfolio - Service Class 2 (FAM2)
80,203 shares (cost $1,126,163)	1,088,352
VIP Fund - Balanced Portfolio - Initial Class (FBP)
983,469 shares (cost $13,574,093)	14,388,145
VIP Fund - Balanced Portfolio - Service Class (FBS)
244,865 shares (cost $3,483,968)	3,570,128
VIP Fund - Balanced Portfolio - Service Class 2 (FB2)
126,785 shares (cost $1,786,292)	1,829,512

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)
111,810 shares (cost $902,019)	903,422
VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 1 (FDCAS)
17,136 shares (cost $155,580)	140,004
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
447,911 shares (cost $10,412,972)	8,344,590
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
664,686 shares (cost $15,265,922)	12,236,860
VIP Fund - Growth & Income Portfolio - Initial Class (FGIP)
408,812 shares (cost $5,576,301)	5,146,943
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)
504,395 shares (cost $6,677,702)	6,309,978
VIP Fund - Growth & Income Portfolio - Service Class 2 (FGI2)
297,500 shares (cost $4,005,843)	3,686,021
VIP Fund - Growth Portfolio - Initial Class (FGP)
274,696 shares (cost $8,678,159)	10,133,521
VIP Fund - Growth Portfolio - Service Class (FGS)
275,102 shares (cost $8,347,402)	10,126,521
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
201,524 shares (cost $7,296,198)	7,361,662
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
227,510 shares (cost $1,258,724)	1,221,729
VIP Fund - High Income Portfolio - Service Class (FHIS)
800,906 shares (cost $4,456,603)	4,292,855
VIP Fund - High Income Portfolio - Service Class 2 (FHI2)
634,978 shares (cost $3,307,268)	3,339,985
VIP Fund - High Income Portfolio - Service Class 2R (FHI2R)
256,540 shares (cost $1,381,472)	1,349,400
VIP Fund - High Income Portfolio - Service Class R (FHISR)
85,985 shares (cost $441,400)	459,161
VIP Fund - Index 500 Portfolio - Initial Class (FIP)
166,039 shares (cost $22,797,274)	21,473,791
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)
1,340,145 shares (cost $16,658,694)	17,381,675
VIP Fund - Mid Cap Portfolio - Initial Class (FMCP)
92,807 shares (cost $2,726,730)	2,698,834
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
211,122 shares (cost $6,120,856)	6,107,773
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
529,864 shares (cost $15,101,226)	15,143,510
VIP Fund - Money Market Portfolio - Initial Class (FMMP)
10,812,823 shares (cost $10,812,823)	10,812,823
VIP Fund - Overseas Portfolio - Initial Class (FOP)
570,868 shares (cost $11,280,171)	7,780,930
VIP Fund - Overseas Portfolio - Service Class (FOS)
188,452 shares (cost $3,323,409)	2,559,184
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
124,275 shares (cost $2,376,390)	1,680,195
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
129,248 shares (cost $1,933,071)	1,730,634
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
30,005 shares (cost $514,094)	406,571
VIP Fund - Value Portfolio - Service Class 2 (FV2)
39,571 shares (cost $466,465)	416,283
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
24,269 shares (cost $163,332)	212,600
VIP Fund - Value Strategies Portfolio - Service Class 2 (FVS)
17,630 shares (cost $214,424)	186,877

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

VIP Fund - VIP Growth Strategies Portfolio - Service Class (FAGRS)
5,902 shares (cost $44,176)	48,279
VIP Fund - VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)
61,180 shares (cost $444,047)	488,218
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
54,464 shares (cost $959,759)	1,089,819
Templeton Foreign Securities Fund - Class 1 (TIF)
17,680 shares (cost $245,259)	225,953
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
37,469 shares (cost $278,502)	284,389
Socially Responsive Portfolio - I Class Shares (AMSRS)
17,946 shares (cost $235,901)	257,522
Global Securities Fund/VA - Class 3 (OVGS3)
17,479 shares (cost $492,406)	483,302
Global Securities Fund/VA - Class 4 (OVGS4)
110,582 shares (cost $3,117,218)	3,014,471
Global Securities Fund/VA - Non-Service Shares (OVGS)
5,382 shares (cost $151,984)	147,791
Global Securities Fund/VA - Service Class (OVGSS)
72,870 shares (cost $2,091,013)	1,982,799
High Income Fund/VA - Class 3 (OVHI3)
89,674 shares (cost $186,420)	172,174
High Income Fund/VA - Non-Service Shares (OVHI)
62,418 shares (cost $405,099)	118,595
Main Street Fund(R)/VA - Service Class (OVGIS)
232,262 shares (cost $4,764,982)	4,768,344
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
25,476 shares (cost $386,987)	437,424
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
20,679 shares (cost $290,648)	351,949
Global Strategic Income Fund/VA: Service Shares (OVSBS)
1,475,944 shares (cost $7,937,447)	8,102,935
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
76,966 shares (cost $916,542)	930,514
Low Duration Portfolio - Advisor Class (PMVLAD)
150,212 shares (cost $1,567,167)	1,559,199
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
9,214 shares (cost $123,326)	140,968
Putnam VT International Equity Fund - IB Shares (PVTIGB)
11,069 shares (cost $156,087)	105,048
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
9,028 shares (cost $105,408)	118,001
Putnam VT Voyager Fund - IB Shares (PVTVB)
22,331 shares (cost $788,021)	709,239
Capital Growth Portfolio - Class II (ACEG2)
44,659 shares (cost $1,317,764)	1,400,069
Comstock Portfolio - Class II (ACC2)
445,217 shares (cost $5,626,714)	5,022,048
V.I. Capital Appreciation Fund - Series II (AVCA2)
34,850 shares (cost $858,348)	733,951
V.I. Capital Development Fund - Series I (AVCDI)
3,113 shares (cost $26,908)	38,754
V.I. Capital Development Fund - Series II (AVCD2)
9,522 shares (cost $119,553)	114,833
V.I. Core Equity Fund - Series I (AVGI)
7,419 shares (cost $185,578)	198,243
V.I. Core Equity Fund - Series II (AVCE2)
25,767 shares (cost $632,557)	683,084

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

V.I. International Growth Fund - Series II (AVIE2)
10,298 shares (cost $194,439)	268,561
V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)
17,240 shares (cost $170,121)	199,289
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
24,293 shares (cost $897,379)	747,752
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
206,835 shares (cost $1,923,879)	1,883,795
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
17,210 shares (cost $133,571)	132,173

Total Investments	$541,293,869
Accounts Payable	(78,365)

$541,215,504

Contract Owners’ Equity:
Accumulation units	540,346,279
Contracts in payout (annuitization) period (note 1f)	869,225

Total Contract Owners’ Equity (note 5)	$541,215,504

See accompanying notes to financial statements.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	Total	MLVGA3	DSIF	DSIFS	DSRG	MIGSC	MMCGSC	MNDSC
Reinvested dividends	$10,069,603	66,474	16,902	31,614	1,448	4,093	-	-
Mortality and expense risk charges (note 2)	(7,384,507)	(28,637)	(10,607)	(23,256)	(1,469)	(19,832)	(23,779)	(29,881)

Net investment income (loss)	2,685,096	37,837	6,295	8,358	(21)	(15,739)	(23,779)	(29,881)
Realized gain (loss) on investments	(3,037,299)	19,934	57,166	(92,468)	14,659	104,383	(148,111)	338,829
Change in unrealized gain (loss) on investments	(18,698,548)	(267,348)	(55,786)	87,319	(13,702)	(91,923)	50,831	(888,191)

Net gain (loss) on investments	(21,735,847)	(247,414)	1,380	(5,149)	957	12,460	(97,280)	(549,362)

Reinvested capital gains	2,484,486	70,272	6,942	13,812	-	-	-	276,155

Net increase (decrease) in contract owners’ equity resulting from operations	$(16,566,265)	(139,305)	14,617	17,021	936	(3,279)	(121,059)	(303,088)

Investment Activity:	MVFSC	MVIVSC	MSVF2	VFMG2	NVAMV2	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$40,980	3,113	16,965	174,577	189	70,026	46,167	21,574
Mortality and expense risk charges (note 2)	(41,488)	(2,616)	(5,098)	(129,452)	(164)	(51,869)	(20,899)	(22,471)

Net investment income (loss)	(508)	497	11,867	45,125	25	18,157	25,268	(897)
Realized gain (loss) on investments	(220,463)	4,178	5,663	(429,985)	1,577	(173,909)	129,012	(52,147)
Change in unrealized gain (loss) on investments	152,407	(25,210)	3,756	(358,830)	(1,035)	156,384	(68,239)	(140,534)

Net gain (loss) on investments	(68,056)	(21,032)	9,419	(788,815)	542	(17,525)	60,773	(192,681)

Reinvested capital gains	13,021	-	-	-	27	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(55,543)	(20,535)	21,286	(743,690)	594	632	86,041	(193,578)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	GVAGR2	GVAGI2	HIBF3	GEM2	GEM6	NVIE6	NVNMO2	NVNSR1
Reinvested dividends	$7,869	10,023	13,393	2,602	17,989	1,640	316	34
Mortality and expense risk charges (note 2)	(31,999)	(10,051)	(2,006)	(6,420)	(52,099)	(3,602)	(830)	(28)

Net investment income (loss)	(24,130)	(28)	11,387	(3,818)	(34,110)	(1,962)	(514)	6
Realized gain (loss) on investments	170,778	119,681	33,122	(85,774)	651,833	(10,430)	1,658	(371)
Change in unrealized gain (loss) on investments	(327,569)	(161,638)	(39,505)	(66,448)	(1,711,401)	(48,967)	(11,336)	391

Net gain (loss) on investments	(156,791)	(41,957)	(6,383)	(152,222)	(1,059,568)	(59,397)	(9,678)	20

Reinvested capital gains	-	-	-	-	-	-	420	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(180,921)	(41,985)	5,004	(156,040)	(1,093,678)	(61,359)	(9,772)	26

Investment Activity:	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2
Reinvested dividends	$468	1,345	16,992	10,788	13,891	62,045	12,170	24,682
Mortality and expense risk charges (note 2)	(749)	(640)	(7,247)	(4,826)	(5,855)	(27,423)	(5,617)	(10,818)

Net investment income (loss)	(281)	705	9,745	5,962	8,036	34,622	6,553	13,864
Realized gain (loss) on investments	4,146	1,468	45,288	66,165	4,540	279,876	880	67,792
Change in unrealized gain (loss) on investments	(5,343)	(8,072)	(79,848)	(73,411)	(13,653)	(399,666)	(42,228)	(91,450)

Net gain (loss) on investments	(1,197)	(6,604)	(34,560)	(7,246)	(9,113)	(119,790)	(41,348)	(23,658)

Reinvested capital gains	-	811	4,055	1,718	2,796	14,900	4,740	5,105

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,478)	(5,088)	(20,760)	434	1,719	(70,268)	(30,055)	(4,689)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	NVCBD1	NVCBD2	NVLCP2	TRF2	GBF	GVIDA	NVDBL2	NVDCA2
Reinvested dividends	$513	11,450	8,419	1,534	311,741	135,897	7,967	365
Mortality and expense risk charges (note 2)	(202)	(4,150)	(3,748)	(2,248)	(123,122)	(94,330)	(4,580)	(203)

Net investment income (loss)	311	7,300	4,671	(714)	188,619	41,567	3,387	162
Realized gain (loss) on investments	18	4,619	5,788	16,152	(30,633)	(931,810)	5,654	1,670
Change in unrealized gain (loss) on investments	544	7,692	6,053	(19,448)	441,914	556,205	(10,560)	(1,869)

Net gain (loss) on investments	562	12,311	11,841	(3,296)	411,281	(375,605)	(4,906)	(199)

Reinvested capital gains	-	-	349	-	30,151	-	511	14

Net increase (decrease) in contract owners’ equity resulting from operations	$873	19,611	16,861	(4,010)	630,051	(334,038)	(1,008)	(23)

Investment Activity:	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	MCIF2	SAM	NVMIG6
Reinvested dividends	$295,697	1,115,843	493,501	371,153	5,322	21,695	14	132
Mortality and expense risk charges (note 2)	(147,549)	(627,984)	(296,233)	(189,980)	(7,773)	(39,571)	(223,332)	(187)

Net investment income (loss)	148,148	487,859	197,268	181,173	(2,451)	(17,876)	(223,318)	(55)
Realized gain (loss) on investments	(41,144)	(1,171,600)	(1,053,568)	(321,961)	34,404	40,576	-	1,743
Change in unrealized gain (loss) on investments	70,128	253,901	296,424	310,627	(47,611)	(172,809)	-	(3,960)

Net gain (loss) on investments	28,984	(917,699)	(757,144)	(11,334)	(13,207)	(132,233)	-	(2,217)

Reinvested capital gains	38,842	-	-	-	9,324	49,686	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$215,974	(429,840)	(559,876)	169,839	(6,334)	(100,423)	(223,318)	(2,272)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	GVDIV3	GVDIV6	NVMLG2	NVMLV2	NVMMG2	NVMMV2	SCGF2	SCVF
Reinvested dividends	$1,339	16,998	-	30,549	-	1,321	-	598
Mortality and expense risk charges (note 2)	(961)	(11,354)	(557)	(46,150)	(1,745)	(1,824)	(12,666)	(1,421)

Net investment income (loss)	378	5,644	(557)	(15,601)	(1,745)	(503)	(12,666)	(823)
Realized gain (loss) on investments	(51,635)	(117,683)	6,983	142,806	36,093	5,614	(24,142)	13,576
Change in unrealized gain (loss) on investments	40,718	(59,924)	(7,460)	(513,539)	(41,676)	(13,332)	11,260	(21,094)

Net gain (loss) on investments	(10,917)	(177,607)	(477)	(370,733)	(5,583)	(7,718)	(12,882)	(7,518)

Reinvested capital gains	-	-	-	111,346	-	643	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,539)	(171,963)	(1,034)	(274,988)	(7,328)	(7,578)	(25,548)	(8,341)

Investment Activity:	SCVF2	SCF	SCF2	NVSTB2	NVOLG1	NVOLG2	NVTIV3	NVRE2
Reinvested dividends	$6,181	2,570	10,462	6,163	366,582	185,824	1,527	10,975
Mortality and expense risk charges (note 2)	(20,972)	(5,031)	(25,671)	(4,493)	(752,879)	(479,687)	(654)	(20,089)

Net investment income (loss)	(14,791)	(2,461)	(15,209)	1,670	(386,297)	(293,863)	873	(9,114)
Realized gain (loss) on investments	(55,884)	(39,217)	(233,048)	3,756	126,044	131,304	(2,177)	191,491
Change in unrealized gain (loss) on investments	(63,635)	8,886	95,993	(3,813)	(1,664,941)	(1,350,278)	(5,001)	(84,462)

Net gain (loss) on investments	(119,519)	(30,331)	(137,055)	(57)	(1,538,897)	(1,218,974)	(7,178)	107,029

Reinvested capital gains	-	-	-	-	191,262	154,548	60	6,918

Net increase (decrease) in contract owners’ equity resulting from operations	$(134,310)	(32,792)	(152,264)	1,613	(1,733,932)	(1,358,289)	(6,245)	104,833

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	ALVGIB	ALVIVB	ALVPGB	ALVSVB	DVSCS	FCA2S	FHIBS	FVK2
Reinvested dividends	$26,236	27,603	867	10,749	3,302	7,085	488,746	3,995
Mortality and expense risk charges (note 2)	(28,383)	(9,880)	(11,291)	(48,551)	(5,669)	(15,443)	(63,548)	(4,273)

Net investment income (loss)	(2,147)	17,723	(10,424)	(37,802)	(2,367)	(8,358)	425,198	(278)
Realized gain (loss) on investments	(326,627)	(15,093)	24,418	(100,127)	(86,546)	(19,929)	87,642	5,926
Change in unrealized gain (loss) on investments	461,231	(165,516)	(49,990)	(255,164)	74,775	(58,783)	(299,683)	(62,910)

Net gain (loss) on investments	134,604	(180,609)	(25,572)	(355,291)	(11,771)	(78,712)	(212,041)	(56,984)

Reinvested capital gains	-	-	-	-	1,321	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$132,457	(162,886)	(35,996)	(393,093)	(12,817)	(87,070)	213,157	(57,262)

Investment Activity:	FQB	FQBS	FEIP	FVSS2	FHIP	FAMGP	FAMGS	FAMG2
Reinvested dividends	$137,629	335,382	260,027	13,421	638,752	27,821	20,443	6,143
Mortality and expense risk charges (note 2)	(27,744)	(72,851)	(151,212)	(23,887)	(139,891)	(25,054)	(13,960)	(5,048)

Net investment income (loss)	109,885	262,531	108,815	(10,466)	498,861	2,767	6,483	1,095
Realized gain (loss) on investments	25,493	32,585	(496,750)	(69,916)	(197,591)	48,896	50,601	18,373
Change in unrealized gain (loss) on investments	(103,898)	(226,153)	353,158	(104,534)	(38,710)	(179,506)	(150,944)	(54,099)

Net gain (loss) on investments	(78,405)	(193,568)	(143,592)	(174,450)	(236,301)	(130,610)	(100,343)	(35,726)

Reinvested capital gains	-	-	-	-	-	3,348	2,647	891

Net increase (decrease) in contract owners’ equity resulting from operations	$31,480	68,963	(34,777)	(184,916)	262,560	(124,495)	(91,213)	(33,740)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	FAMP	FAMS	FAM2	FBP	FBS	FB2	FDCA2	FDCAS
Reinvested dividends	$45,900	39,428	20,133	253,453	57,743	28,456	-	240
Mortality and expense risk charges (note 2)	(34,519)	(19,970)	(12,221)	(233,138)	(40,825)	(24,808)	(12,838)	(1,527)

Net investment income (loss)	11,381	19,458	7,912	20,315	16,918	3,648	(12,838)	(1,287)
Realized gain (loss) on investments	2,685	(12)	1,502	543,304	132,783	40,929	(104,030)	(7,849)
Change in unrealized gain (loss) on investments	(117,078)	(103,402)	(56,996)	(1,450,853)	(337,270)	(160,608)	79,787	2,609

Net gain (loss) on investments	(114,393)	(103,414)	(55,494)	(907,549)	(204,487)	(119,679)	(24,243)	(5,240)

Reinvested capital gains	11,237	10,090	5,659	40,627	10,140	5,232	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(91,775)	(73,866)	(41,923)	(846,607)	(177,429)	(110,799)	(37,081)	(6,527)

Investment Activity:	FEIS	FEI2	FGIP	FGIS	FGI2	FGP	FGS	FG2
Reinvested dividends	$211,444	291,646	95,641	109,367	59,518	39,610	28,405	9,901
Mortality and expense risk charges (note 2)	(93,835)	(158,491)	(77,017)	(66,307)	(44,495)	(158,158)	(113,911)	(92,193)

Net investment income (loss)	117,609	133,155	18,624	43,060	15,023	(118,548)	(85,506)	(82,292)
Realized gain (loss) on investments	(480,838)	(1,059,164)	84,442	79,592	(123,463)	712,547	51,437	373,430
Change in unrealized gain (loss) on investments	368,269	911,417	(87,546)	(78,347)	123,753	(717,137)	(58,457)	(365,300)

Net gain (loss) on investments	(112,569)	(147,747)	(3,104)	1,245	290	(4,590)	(7,020)	8,130

Reinvested capital gains	-	-	-	-	-	39,241	39,695	29,315

Net increase (decrease) in contract owners’ equity resulting from operations	$5,040	(14,592)	15,520	44,305	15,313	(83,897)	(52,831)	(44,847)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	FHIPR	FHIS	FHI2	FHI2R	FHISR	FIP	FIGBP	FMCP
Reinvested dividends	$83,734	294,879	233,642	92,376	31,537	439,434	571,613	7,677
Mortality and expense risk charges (note 2)	(16,958)	(46,238)	(41,457)	(17,344)	(4,635)	(269,646)	(223,345)	(40,375)

Net investment income (loss)	66,776	248,641	192,185	75,032	26,902	169,788	348,268	(32,698)
Realized gain (loss) on investments	61,317	(108,079)	(123,183)	160,206	24,863	172,767	248,305	(14,552)
Change in unrealized gain (loss) on investments	(101,894)	(1,734)	39,004	(197,003)	(38,776)	(681,164)	(625)	(327,080)

Net gain (loss) on investments	(40,577)	(109,813)	(84,179)	(36,797)	(13,913)	(508,397)	247,680	(341,632)

Reinvested capital gains	-	-	-	-	-	554,148	501,520	5,087

Net increase (decrease) in contract owners’ equity resulting from operations	$26,199	138,828	108,006	38,235	12,989	215,539	1,097,468	(369,243)

Investment Activity:	FMCS	FMC2	FMMP	FOP	FOS	FO2	FO2R	FOSR
Reinvested dividends	$10,139	3,712	13,129	129,501	39,576	23,117	24,756	6,293
Mortality and expense risk charges (note 2)	(75,479)	(210,223)	(148,358)	(136,631)	(32,126)	(22,362)	(26,201)	(5,427)

Net investment income (loss)	(65,340)	(206,511)	(135,229)	(7,130)	7,450	755	(1,445)	866
Realized gain (loss) on investments	(71,225)	(109,636)	-	(37,981)	187,848	(6,925)	(202,906)	(61,525)
Change in unrealized gain (loss) on investments	(781,407)	(1,865,349)	-	(1,769,528)	(776,189)	(384,554)	(202,609)	(33,081)

Net gain (loss) on investments	(852,632)	(1,974,985)	-	(1,807,509)	(588,341)	(391,479)	(405,515)	(94,606)

Reinvested capital gains	11,618	29,169	-	19,634	6,567	4,199	5,074	1,046

Net increase (decrease) in contract owners’ equity resulting from operations	$(906,354)	(2,152,327)	(135,229)	(1,795,005)	(574,324)	(386,525)	(401,886)	(92,694)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	FV2	FVSS	FVS	FAGRS	FAGR2	FTVRDI	TIF	FTVFA2
Reinvested dividends	$3,342	2,115	1,850	-	-	20,193	5,795	53
Mortality and expense risk charges (note 2)	(5,014)	(2,681)	(2,336)	(620)	(7,719)	(13,310)	(3,152)	(3,974)

Net investment income (loss)	(1,672)	(566)	(486)	(620)	(7,719)	6,883	2,643	(3,921)
Realized gain (loss) on investments	(42,384)	(3,864)	(13,293)	(1,881)	(23,020)	39,125	9,316	21,182
Change in unrealized gain (loss) on investments	27,170	(18,916)	3,148	(3,494)	(26,948)	20,076	(41,144)	(22,564)

Net gain (loss) on investments	(15,214)	(22,780)	(10,145)	(5,375)	(49,968)	59,201	(31,828)	(1,382)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(16,886)	(23,346)	(10,631)	(5,995)	(57,687)	66,084	(29,185)	(5,303)

Investment Activity:	AMSRS	OVGS3	OVGS4	OVGS	OVGSS	OVHI3	OVHI	OVGIS
Reinvested dividends	$953	7,378	44,809	2,566	28,088	27,545	13,686	34,058
Mortality and expense risk charges (note 2)	(3,292)	(5,938)	(46,103)	(1,997)	(28,841)	(2,763)	(1,480)	(61,828)

Net investment income (loss)	(2,339)	1,440	(1,294)	569	(753)	24,782	12,206	(27,770)
Realized gain (loss) on investments	44,683	(16,412)	(317,033)	(3,538)	77,894	28,529	(113,682)	93,944
Change in unrealized gain (loss) on investments	(49,868)	(31,887)	(26,002)	(13,142)	(293,040)	(60,994)	98,414	(151,620)

Net gain (loss) on investments	(5,185)	(48,299)	(343,035)	(16,680)	(215,146)	(32,465)	(15,268)	(57,676)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,524)	(46,859)	(344,329)	(16,111)	(215,899)	(7,683)	(3,062)	(85,446)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	OVSC	OVSCS	OVSBS	PMVFAD	PMVLAD	PVGIB	PVTIGB	PVTSCB
Reinvested dividends	$3,563	1,089	292,645	11,476	25,613	1,906	4,091	621
Mortality and expense risk charges (note 2)	(5,309)	(3,086)	(108,768)	(6,902)	(17,170)	(1,803)	(1,428)	(1,419)

Net investment income (loss)	(1,746)	(1,997)	183,877	4,574	8,443	103	2,663	(798)
Realized gain (loss) on investments	20,352	24,882	60,354	14,470	20,007	1,991	(27,175)	(138)
Change in unrealized gain (loss) on investments	(26,254)	(30,481)	(369,289)	1,818	(28,435)	(10,228)	2,880	(5,225)

Net gain (loss) on investments	(5,902)	(5,599)	(308,935)	16,288	(8,428)	(8,237)	(24,295)	(5,363)

Reinvested capital gains	-	-	127,331	2,923	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,648)	(7,596)	2,273	23,785	15	(8,134)	(21,632)	(6,161)

Investment Activity:	PVTVB	ACEG2	ACC2	AVCA2	AVCDI	AVCD2	AVGI	AVCE2
Reinvested dividends	$-	-	83,548	-	-	-	2,352	5,731
Mortality and expense risk charges (note 2)	(13,611)	(20,842)	(69,420)	(11,988)	(724)	(2,404)	(2,727)	(9,125)

Net investment income (loss)	(13,611)	(20,842)	14,128	(11,988)	(724)	(2,404)	(375)	(3,394)
Realized gain (loss) on investments	101,260	84,804	(210,114)	4,809	372	7,048	7,934	5,463
Change in unrealized gain (loss) on investments	(345,459)	(176,252)	33,422	(79,026)	(4,181)	(16,271)	(8,623)	(15,466)

Net gain (loss) on investments	(244,199)	(91,448)	(176,692)	(74,217)	(3,809)	(9,223)	(689)	(10,003)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(257,810)	(112,290)	(162,564)	(86,205)	(4,533)	(11,627)	(1,064)	(13,397)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	AVIE2	AVMCCI	VWHAR	WRASP	WFVSCG	NVAGF3	NVGWL6
Reinvested dividends	$4,716	744	6,214	14,637	-	1,183	141
Mortality and expense risk charges (note 2)	(4,013)	(3,044)	(8,868)	(17,728)	(1,971)	(188)	(104)

Net investment income (loss)	703	(2,300)	(2,654)	(3,091)	(1,971)	995	37
Realized gain (loss) on investments	64,807	(14,571)	16,379	48,264	7,432	(4,994)	(1,204)
Change in unrealized gain (loss) on investments	(89,272)	1,272	(206,046)	(164,047)	(20,896)	3,508	-

Net gain (loss) on investments	(24,465)	(13,299)	(189,667)	(115,783)	(13,464)	(1,486)	(1,204)

Reinvested capital gains	-	-	6,685	-	-	1,614	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(23,762)	(15,599)	(185,636)	(118,874)	(15,435)	1,123	(1,167)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	Total		MLVGA3		DSIF		DSIFS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,685,096	2,734,281	37,837	5,058	6,295	7,580	8,358	6,761
Realized gain (loss) on investments	(3,037,299)	(37,324,642)	19,934	23,390	57,166	(229,836)	(92,468)	(165,918)
Change in unrealized gain (loss) on investments	(18,698,548)	118,488,197	(267,348)	73,426	(55,786)	349,989	87,319	416,010
Reinvested capital gains	2,484,486	2,081,638	70,272	10,512	6,942	-	13,812	-

Net increase (decrease) in contract owners’ equity resulting from operations	(16,566,265)	85,979,474	(139,305)	112,386	14,617	127,733	17,021	256,853

Equity transactions:
Purchase payments received from contract owners (note 3)	15,285,156	19,211,225	107,946	55,468	5,332	19,163	14,836	76,438
Transfers between funds	-	-	1,201,740	734,969	(19,479)	(278,065)	70,595	5,317
Redemptions (note 3)	(157,048,819)	(192,934,479)	(216,391)	(284,498)	(316,344)	(182,823)	(290,699)	(763,311)
Annuity benefits	(193,349)	(192,710)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(39,388)	(45,638)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(75,384)	(216,883)	(21)	(249)	(7)	(281)	(173)	(624)
Adjustments to maintain reserves	(78,018)	(520)	(166)	26	(30)	66	(96)	57

Net equity transactions	(142,149,802)	(174,179,005)	1,093,108	505,716	(330,528)	(441,940)	(205,537)	(682,123)

Net change in contract owners’ equity	(158,716,067)	(88,199,531)	953,803	618,102	(315,911)	(314,207)	(188,516)	(425,270)
Contract owners’ equity beginning of period	699,931,571	788,131,102	1,845,529	1,227,427	1,100,324	1,414,531	2,080,342	2,505,612

Contract owners’ equity end of period	$541,215,504	699,931,571	2,799,332	1,845,529	784,413	1,100,324	1,891,826	2,080,342

CHANGES IN UNITS:
Beginning units	50,317,786	62,967,784	140,639	101,563	87,671	132,305	147,732	201,886
Units purchased	5,408,238	21,294,483	105,840	102,200	13,638	36,085	37,972	57,524
Units redeemed	(15,510,263)	(33,944,481)	(22,553)	(63,124)	(40,465)	(80,719)	(52,353)	(111,678)

Ending units	40,215,761	50,317,786	223,926	140,639	60,844	87,671	133,351	147,732

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	DSRG		MIGSC		MMCGSC		MNDSC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(21)	(455)	(15,739)	(20,006)	(23,779)	(30,460)	(29,881)	(27,794)
Realized gain (loss) on investments	14,659	16,091	104,383	70,381	(148,111)	(327,918)	338,829	(152,830)
Change in unrealized gain (loss) on investments	(13,702)	12,278	(91,923)	137,865	50,831	922,303	(888,191)	906,944
Reinvested capital gains	-	-	-	-	-	-	276,155	-

Net increase (decrease) in contract owners’ equity resulting from operations	936	27,914	(3,279)	188,240	(121,059)	563,925	(303,088)	726,320

Equity transactions:
Purchase payments received from contract owners (note 3)	-	4,114	9,322	18,345	19,293	71,516	57,316	43,508
Transfers between funds	(814)	(16,733)	(47,044)	(18,681)	2,155	(56,157)	(150,902)	274,351
Redemptions (note 3)	(73,638)	(115,398)	(414,031)	(471,380)	(767,296)	(697,991)	(537,526)	(565,127)
Annuity benefits	-	-	-	(731)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(104)	(461)	(1,078)	(748)	(1,098)	(230)	(363)
Adjustments to maintain reserves	(8)	-	(978)	(87)	(153)	130	(127)	(234)

Net equity transactions	(74,460)	(128,121)	(453,192)	(473,612)	(746,749)	(683,600)	(631,469)	(247,865)

Net change in contract owners’ equity	(73,524)	(100,207)	(456,471)	(285,372)	(867,808)	(119,675)	(934,557)	478,455
Contract owners’ equity beginning of period	175,064	275,271	1,876,132	2,161,504	2,436,871	2,556,546	2,743,247	2,264,792

Contract owners’ equity end of period	$101,540	175,064	1,419,661	1,876,132	1,569,063	2,436,871	1,808,690	2,743,247

CHANGES IN UNITS:
Beginning units	14,745	28,301	169,342	217,516	266,237	358,057	181,790	202,161
Units purchased	430	5,992	19,798	42,741	20,718	85,666	29,681	79,054
Units redeemed	(6,708)	(19,548)	(61,232)	(90,915)	(102,719)	(177,486)	(76,514)	(99,425)

Ending units	8,467	14,745	127,908	169,342	184,236	266,237	134,957	181,790

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	MVFSC		MVIVSC		MSVF2		VFMG2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(508)	8,507	497	(337)	11,867	34,295	45,125	(58,487)
Realized gain (loss) on investments	(220,463)	(364,227)	4,178	106	5,663	(67,227)	(429,985)	(639,654)
Change in unrealized gain (loss) on investments	152,407	718,562	(25,210)	8,539	3,756	82,431	(358,830)	1,913,128
Reinvested capital gains	13,021	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(55,543)	362,842	(20,535)	8,308	21,286	49,499	(743,690)	1,214,987

Equity transactions:
Purchase payments received from contract owners (note 3)	28,451	175,785	38,244	1,120	1,364	-	182,768	305,010
Transfers between funds	(84,697)	(118,033)	198,681	68,681	20,488	(185,183)	(248,860)	(238,465)
Redemptions (note 3)	(859,326)	(1,448,894)	(52,331)	(595)	(188,458)	(236,927)	(3,278,237)	(2,660,740)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(725)	(3,286)	(524)	-	(8)	(54)	(4,388)	(3,232)
Adjustments to maintain reserves	(124)	(258)	(17)	(2)	(60)	(40)	(17)	191

Net equity transactions	(916,421)	(1,394,686)	184,053	69,204	(166,674)	(422,204)	(3,348,734)	(2,597,236)

Net change in contract owners’ equity	(971,964)	(1,031,844)	163,518	77,512	(145,388)	(372,705)	(4,092,424)	(1,382,249)
Contract owners’ equity beginning of period	3,892,801	4,924,645	77,512	-	582,799	955,504	13,596,438	14,978,687

Contract owners’ equity end of period	$2,920,837	3,892,801	241,030	77,512	437,411	582,799	9,504,014	13,596,438

CHANGES IN UNITS:
Beginning units	276,669	386,745	7,202	-	50,365	87,666	1,066,389	1,286,972
Units purchased	17,230	94,589	32,444	7,260	11,454	23,476	64,485	103,073
Units redeemed	(82,332)	(204,665)	(16,570)	(58)	(25,701)	(60,777)	(334,658)	(323,656)

Ending units	211,567	276,669	23,076	7,202	36,118	50,365	796,216	1,066,389

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVAMV2		GVAAA2		GVABD2		GVAGG2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$25	(68)	18,157	25,602	25,268	25,993	(897)	(5,582)
Realized gain (loss) on investments	1,577	290	(173,909)	(434,166)	129,012	(8,975)	(52,147)	(288,254)
Change in unrealized gain (loss) on investments	(1,035)	2,037	156,384	943,171	(68,239)	110,143	(140,534)	502,163
Reinvested capital gains	27	57	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	594	2,316	632	534,607	86,041	127,161	(193,578)	208,327

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	68,335	111,149	2,424	109,212	9,117	69,614
Transfers between funds	2,120	18,938	118,857	(144,927)	(65,932)	(66,502)	(75,691)	(4,070)
Redemptions (note 3)	(8,376)	(3,240)	(1,130,423)	(1,360,050)	(496,710)	(649,344)	(470,296)	(598,163)
Annuity benefits	-	-	-	-	-	-	(3,334)	(3,133)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(10)	-	(291)	(1,524)	(339)	(1,048)	(35)	(817)
Adjustments to maintain reserves	5	(14)	(62)	(75)	(111)	(126)	(120)	209

Net equity transactions	(6,261)	15,684	(943,584)	(1,395,427)	(560,668)	(607,808)	(540,359)	(536,360)

Net change in contract owners’ equity	(5,667)	18,000	(942,952)	(860,820)	(474,627)	(480,647)	(733,937)	(328,033)
Contract owners’ equity beginning of period	18,000	-	5,200,988	6,061,808	2,396,198	2,876,845	2,413,294	2,741,327

Contract owners’ equity end of period	$12,333	18,000	4,258,036	5,200,988	1,921,571	2,396,198	1,679,357	2,413,294

CHANGES IN UNITS:
Beginning units	1,295	-	502,659	651,642	216,731	273,839	210,497	265,398
Units purchased	187	1,546	26,675	185,865	32,619	103,148	18,224	83,050
Units redeemed	(586)	(251)	(117,066)	(334,848)	(83,006)	(160,256)	(65,441)	(137,951)

Ending units	896	1,295	412,268	502,659	166,344	216,731	163,280	210,497

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVAGR2		GVAGI2		HIBF3		GEM2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(24,130)	(22,990)	(28)	(649)	11,387	21,440	(3,818)	(8,133)
Realized gain (loss) on investments	170,778	(369,170)	119,681	(35,777)	33,122	(8,974)	(85,774)	(25,540)
Change in unrealized gain (loss) on investments	(327,569)	768,400	(161,638)	110,405	(39,505)	20,724	(66,448)	121,844
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(180,921)	376,240	(41,985)	73,979	5,004	33,190	(156,040)	88,171

Equity transactions:
Purchase payments received from contract owners (note 3)	7,972	19,658	-	17,461	-	14,870	-	-
Transfers between funds	145,054	630,613	(2,631)	64,041	(72,634)	5,184	(80,700)	(31,971)
Redemptions (note 3)	(437,365)	(627,397)	(159,761)	(292,032)	(109,389)	(49,310)	(95,881)	(153,456)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(365)	(449)	(195)	(96)	-	-	(16)	(28)
Adjustments to maintain reserves	(125)	223	(37)	40	(11)	(24)	(72)	(10)

Net equity transactions	(284,829)	22,648	(162,624)	(210,586)	(182,034)	(29,280)	(176,669)	(185,465)

Net change in contract owners’ equity	(465,750)	398,888	(204,609)	(136,607)	(177,030)	3,910	(332,709)	(97,294)
Contract owners’ equity beginning of period	2,949,018	2,550,130	865,342	1,001,949	290,850	286,940	759,614	856,908

Contract owners’ equity end of period	$2,483,268	2,949,018	660,733	865,342	113,820	290,850	426,905	759,614

CHANGES IN UNITS:
Beginning units	292,377	296,662	101,249	128,907	21,643	24,087	24,842	32,278
Units purchased	53,404	133,572	25,621	30,778	3,611	10,960	148	3,111
Units redeemed	(84,728)	(137,857)	(46,996)	(58,436)	(16,993)	(13,404)	(6,806)	(10,547)

Ending units	261,053	292,377	79,874	101,249	8,261	21,643	18,184	24,842

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GEM6		NVIE6		NVNMO2		NVNSR1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(34,110)	(74,610)	(1,962)	(1,089)	(514)	(1,237)	6	-
Realized gain (loss) on investments	651,833	(1,365,766)	(10,430)	(915)	1,658	10,143	(371)	-
Change in unrealized gain (loss) on investments	(1,711,401)	2,334,212	(48,967)	17,066	(11,336)	(2,134)	391	-
Reinvested capital gains	-	-	-	-	420	9,010	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,093,678)	893,836	(61,359)	15,062	(9,772)	15,782	26	-

Equity transactions:
Purchase payments received from contract owners (note 3)	29,106	193,977	3,359	4,625	8,750	6,870	2,600	-
Transfers between funds	(1,613,479)	1,018,225	45,409	54,978	(15,718)	(28,255)	9,511	-
Redemptions (note 3)	(1,368,322)	(1,292,015)	(13,101)	(115,929)	(37,890)	(1,055)	(5,800)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(653)	(2,170)	(8)	(5)	-	-	-	-
Adjustments to maintain reserves	(118)	(59)	(20)	(33)	(5)	(15)	4	-

Net equity transactions	(2,953,466)	(82,042)	35,639	(56,364)	(44,863)	(22,455)	6,315	-

Net change in contract owners’ equity	(4,047,144)	811,794	(25,720)	(41,302)	(54,635)	(6,673)	6,341	-
Contract owners’ equity beginning of period	7,058,106	6,246,312	164,382	205,684	104,902	111,575	-	-

Contract owners’ equity end of period	$3,010,962	7,058,106	138,662	164,382	50,267	104,902	6,341	-

CHANGES IN UNITS:
Beginning units	307,087	313,458	21,028	29,502	11,886	14,452	-	-
Units purchased	35,649	186,567	39,896	19,861	1,705	8,211	2,107	-
Units redeemed	(171,453)	(192,938)	(40,955)	(28,335)	(7,063)	(10,777)	(1,431)	-

Ending units	171,283	307,087	19,969	21,028	6,528	11,886	676	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVNSR2		NVCRA2		NVCRB2		NVCCA2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(281)	(37)	705	(206)	9,745	(1,586)	5,962	(2,299)
Realized gain (loss) on investments	4,146	753	1,468	1,439	45,288	66,636	66,165	36,775
Change in unrealized gain (loss) on investments	(5,343)	(546)	(8,072)	(1,395)	(79,848)	(2,465)	(73,411)	19,707
Reinvested capital gains	-	-	811	2,870	4,055	-	1,718	24

Net increase (decrease) in contract owners’ equity resulting from operations	(1,478)	170	(5,088)	2,708	(20,760)	62,585	434	54,207

Equity transactions:
Purchase payments received from contract owners (note 3)	55,185	1,440	-	1,795	16,228	25,026	10,400	17,250
Transfers between funds	(74,013)	131,259	32,870	27,903	49,858	114,210	55,557	69,269
Redemptions (note 3)	(18,552)	(75,038)	(17,987)	(15,603)	(107,644)	(379,310)	(106,556)	(185,376)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(1)	(54)	(17)	-	-	(218)	(297)
Adjustments to maintain reserves	(10)	(4)	(23)	13	(38)	3,911	(8)	(17)

Net equity transactions	(37,390)	57,656	14,806	14,091	(41,596)	(236,163)	(40,825)	(99,171)

Net change in contract owners’ equity	(38,868)	57,826	9,718	16,799	(62,356)	(173,578)	(40,391)	(44,964)
Contract owners’ equity beginning of period	71,753	13,927	40,618	23,819	688,412	861,990	499,801	544,765

Contract owners’ equity end of period	$32,885	71,753	50,336	40,618	626,056	688,412	459,410	499,801

CHANGES IN UNITS:
Beginning units	7,407	1,750	4,410	2,949	66,979	91,943	50,889	61,751
Units purchased	9,171	18,717	3,599	6,851	16,476	18,589	21,985	29,587
Units redeemed	(13,053)	(13,060)	(2,144)	(5,390)	(20,981)	(43,553)	(23,841)	(40,449)

Ending units	3,525	7,407	5,865	4,410	62,474	66,979	49,033	50,889

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVCCN2		NVCMD2		NVCMA2		NVCMC2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$8,036	120	34,622	(6,015)	6,553	(829)	13,864	(2,053)
Realized gain (loss) on investments	4,540	57,504	279,876	254,576	880	18,203	67,792	96,758
Change in unrealized gain (loss) on investments	(13,653)	(31,965)	(399,666)	(8,464)	(42,228)	244	(91,450)	28,902
Reinvested capital gains	2,796	7,476	14,900	-	4,740	-	5,105	2,398

Net increase (decrease) in contract owners’ equity resulting from operations	1,719	33,135	(70,268)	240,097	(30,055)	17,618	(4,689)	126,005

Equity transactions:
Purchase payments received from contract owners (note 3)	5,650	2,352	16,082	138,156	-	16,930	-	15,692
Transfers between funds	(11,424)	666	302,171	686,911	7,542	410,125	(90,081)	1,140,506
Redemptions (note 3)	(11,343)	(237,781)	(779,211)	(955,680)	(5,549)	(82,548)	(635,330)	(532,563)
Annuity benefits	-	-	(11,492)	(2,812)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(1,614)	-	(285)	(194)	(75)	-	(239)
Adjustments to maintain reserves	(36)	(20)	(71,721)	122,609	(18)	2	(34)	1

Net equity transactions	(17,153)	(236,397)	(544,171)	(11,101)	1,781	344,434	(725,445)	623,397

Net change in contract owners’ equity	(15,434)	(203,262)	(614,439)	228,996	(28,274)	362,052	(730,134)	749,402
Contract owners’ equity beginning of period	526,828	730,090	2,715,369	2,486,373	517,499	155,447	1,528,271	778,869

Contract owners’ equity end of period	$511,394	526,828	2,100,930	2,715,369	489,225	517,499	798,137	1,528,271

CHANGES IN UNITS:
Beginning units	49,131	72,094	258,090	272,785	53,888	18,195	146,653	80,979
Units purchased	3,179	32,928	48,081	165,757	790	55,212	38,989	159,466
Units redeemed	(4,747)	(55,891)	(92,958)	(180,452)	(657)	(19,519)	(107,741)	(93,792)

Ending units	47,563	49,131	213,213	258,090	54,021	53,888	77,901	146,653

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVCBD1		NVCBD2		NVLCP2		TRF2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$311	250	7,300	8,196	4,671	5,534	(714)	(1,120)
Realized gain (loss) on investments	18	283	4,619	47,858	5,788	10,562	16,152	(3,847)
Change in unrealized gain (loss) on investments	544	109	7,692	(16,640)	6,053	10,963	(19,448)	31,421
Reinvested capital gains	-	157	-	5,659	349	7,815	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	873	799	19,611	45,073	16,861	34,874	(4,010)	26,454

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	6,307	15,766	17,233	9,000	1,642	3,582
Transfers between funds	-	5,967	143,658	331,348	409,983	(235,561)	(2,798)	(8,045)
Redemptions (note 3)	-	(372)	(170,577)	(461,144)	(176,295)	(227,117)	(93,286)	(25,755)
Annuity benefits	-	-	(3,381)	(3,362)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(61)	(52)	-	(230)	(44)	(21)
Adjustments to maintain reserves	(5)	(6)	(28)	43	(24)	(5)	(21)	(32)

Net equity transactions	(5)	5,589	(24,082)	(117,401)	250,897	(453,913)	(94,507)	(30,271)

Net change in contract owners’ equity	868	6,388	(4,471)	(72,328)	267,758	(419,039)	(98,517)	(3,817)
Contract owners’ equity beginning of period	16,390	10,002	492,080	564,408	287,198	706,237	243,131	246,948

Contract owners’ equity end of period	$17,258	16,390	487,609	492,080	554,956	287,198	144,614	243,131

CHANGES IN UNITS:
Beginning units	1,463	945	42,830	53,305	23,657	62,464	26,560	28,643
Units purchased	-	776	18,681	84,741	46,865	28,877	1,637	13,833
Units redeemed	-	(258)	(20,771)	(95,216)	(26,908)	(67,684)	(12,199)	(15,916)

Ending units	1,463	1,463	40,740	42,830	43,614	23,657	15,998	26,560

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GBF		GVIDA		NVDBL2		NVDCA2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$188,619	256,754	41,567	40,514	3,387	131	162	3
Realized gain (loss) on investments	(30,633)	320,715	(931,810)	(1,248,435)	5,654	(2,037)	1,670	20
Change in unrealized gain (loss) on investments	441,914	(466,670)	556,205	2,263,758	(10,560)	18,975	(1,869)	2,157
Reinvested capital gains	30,151	476,648	-	-	511	609	14	31

Net increase (decrease) in contract owners’ equity resulting from operations	630,051	587,447	(334,038)	1,055,837	(1,008)	17,678	(23)	2,211

Equity transactions:
Purchase payments received from contract owners (note 3)	137,911	203,288	159,259	93,365	-	-	-	-
Transfers between funds	(143,395)	(198,627)	(179,678)	(12,761)	62,793	257,729	-	14,497
Redemptions (note 3)	(3,178,930)	(4,854,408)	(1,951,179)	(2,871,350)	(89,560)	(20,854)	(8,442)	-
Annuity benefits	-	(1,008)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,657)	(13,595)	(2,409)	(3,329)	-	(208)	-	-
Adjustments to maintain reserves	(1,278)	(455)	(160)	-	(17)	10	4	(16)

Net equity transactions	(3,187,349)	(4,864,805)	(1,974,167)	(2,794,075)	(26,784)	236,677	(8,438)	14,481

Net change in contract owners’ equity	(2,557,298)	(4,277,358)	(2,308,205)	(1,738,238)	(27,792)	254,355	(8,461)	16,692
Contract owners’ equity beginning of period	12,635,998	16,913,356	8,775,432	10,513,670	355,704	101,349	23,664	6,972

Contract owners’ equity end of period	$10,078,700	12,635,998	6,467,227	8,775,432	327,912	355,704	15,203	23,664

CHANGES IN UNITS:
Beginning units	911,816	1,261,907	632,405	862,813	28,401	8,765	1,764	577
Units purchased	90,827	297,915	44,293	145,843	5,077	30,610	-	1,764
Units redeemed	(317,908)	(648,006)	(186,188)	(376,251)	(7,198)	(10,974)	(608)	(577)

Ending units	684,735	911,816	490,510	632,405	26,280	28,401	1,156	1,764

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVIDC		GVIDM		GVDMA		GVDMC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$148,148	147,732	487,859	546,709	197,268	211,504	181,173	212,250
Realized gain (loss) on investments	(41,144)	(269,308)	(1,171,600)	(2,160,462)	(1,053,568)	(1,258,624)	(321,961)	(821,145)
Change in unrealized gain (loss) on investments	70,128	692,749	253,901	7,456,513	296,424	4,286,680	310,627	2,037,136
Reinvested capital gains	38,842	37,030	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	215,974	608,203	(429,840)	5,842,760	(559,876)	3,239,560	169,839	1,428,241

Equity transactions:
Purchase payments received from contract owners (note 3)	242,802	599,512	1,143,548	1,533,607	891,517	474,251	160,978	815,351
Transfers between funds	70,323	2,101,076	(2,008,298)	(2,233,779)	(454,894)	(2,057,625)	174,159	681,164
Redemptions (note 3)	(3,643,696)	(5,171,326)	(16,581,667)	(23,352,608)	(8,268,263)	(7,714,597)	(4,403,330)	(8,572,546)
Annuity benefits	(57,163)	(48,803)	-	-	-	-	(42,985)	(31,297)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,213)	(5,205)	(10,752)	(30,909)	(5,403)	(7,240)	(3,386)	(5,277)
Adjustments to maintain reserves	8,164	(63,491)	(12)	6,476	(243)	5,239	8,805	(76,404)

Net equity transactions	(3,382,783)	(2,588,237)	(17,457,181)	(24,077,213)	(7,837,286)	(9,299,972)	(4,105,759)	(7,189,009)

Net change in contract owners’ equity	(3,166,809)	(1,980,034)	(17,887,021)	(18,234,453)	(8,397,162)	(6,060,412)	(3,935,920)	(5,760,768)
Contract owners’ equity beginning of period	13,446,964	15,426,998	61,029,906	79,264,359	28,898,325	34,958,737	18,021,843	23,782,611

Contract owners’ equity end of period	$10,280,155	13,446,964	43,142,885	61,029,906	20,501,163	28,898,325	14,085,923	18,021,843

CHANGES IN UNITS:
Beginning units	1,034,421	1,264,065	4,481,861	6,413,045	2,074,231	2,817,169	1,326,730	1,915,167
Units purchased	63,364	453,875	236,171	983,092	169,547	541,419	74,140	453,514
Units redeemed	(320,092)	(683,519)	(1,516,225)	(2,914,276)	(725,251)	(1,284,357)	(374,974)	(1,041,951)

Ending units	777,693	1,034,421	3,201,807	4,481,861	1,518,527	2,074,231	1,025,896	1,326,730

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	MCIF		MCIF2		SAM		NVMIG6
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,451)	1,127	(17,876)	(7,618)	(223,318)	(277,564)	(55)	(231)
Realized gain (loss) on investments	34,404	(10,468)	40,576	(229,216)	-	-	1,743	322
Change in unrealized gain (loss) on investments	(47,611)	188,454	(172,809)	1,019,522	-	-	(3,960)	1,872
Reinvested capital gains	9,324	886	49,686	3,727	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,334)	179,999	(100,423)	786,415	(223,318)	(277,564)	(2,272)	1,963

Equity transactions:
Purchase payments received from contract owners (note 3)	3,631	4,654	52,149	33,525	5,763,371	7,788,909	-	-
Transfers between funds	(10,786)	(15,952)	324,826	(108,892)	6,520,584	1,949,886	(4,301)	17,355
Redemptions (note 3)	(288,704)	(205,668)	(914,557)	(975,002)	(14,294,126)	(17,918,858)	(11,403)	(3,384)
Annuity benefits	-	-	-	-	(5,165)	(4,711)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(382)	(410)	(1,378)	(7,413)	(22,572)	-	-
Adjustments to maintain reserves	(7)	(10)	(137)	63	(798)	(8,221)	(6)	(10)

Net equity transactions	(295,866)	(217,358)	(538,129)	(1,051,684)	(2,023,547)	(8,215,567)	(15,710)	13,961

Net change in contract owners’ equity	(302,200)	(37,359)	(638,552)	(265,269)	(2,246,865)	(8,493,131)	(17,982)	15,924
Contract owners’ equity beginning of period	872,688	910,047	3,645,106	3,910,375	22,000,876	30,494,007	25,457	9,533

Contract owners’ equity end of period	$570,488	872,688	3,006,554	3,645,106	19,754,011	22,000,876	7,475	25,457

CHANGES IN UNITS:
Beginning units	50,797	66,192	227,723	305,639	2,057,422	2,836,313	2,763	1,163
Units purchased	9,767	6,220	40,764	62,324	1,806,057	2,322,777	-	6,121
Units redeemed	(26,158)	(21,615)	(73,783)	(140,240)	(1,997,439)	(3,101,668)	(1,850)	(4,521)

Ending units	34,406	50,797	194,704	227,723	1,866,040	2,057,422	913	2,763

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVDIV3		GVDIV6		NVMLG2		NVMLV2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$378	1,527	5,644	11,211	(557)	(845)	(15,601)	(33,850)
Realized gain (loss) on investments	(51,635)	(13,028)	(117,683)	(595,243)	6,983	11,630	142,806	140,241
Change in unrealized gain (loss) on investments	40,718	17,317	(59,924)	639,832	(7,460)	(4,756)	(513,539)	162,006
Reinvested capital gains	-	-	-	-	-	2,844	111,346	191,876

Net increase (decrease) in contract owners’ equity resulting from operations	(10,539)	5,816	(171,963)	55,800	(1,034)	8,873	(274,988)	460,273

Equity transactions:
Purchase payments received from contract owners (note 3)	4,666	50	3,580	116,366	-	-	39,123	39,267
Transfers between funds	(6,096)	455	(72,228)	(64,815)	(22,393)	24,394	(205,079)	(178,817)
Redemptions (note 3)	(63,336)	(16,992)	(221,516)	(520,718)	(11,159)	(40,449)	(844,128)	(1,140,528)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(44)	(646)	-	(30)	(260)	(2,147)
Adjustments to maintain reserves	(2)	(27)	(59)	(84)	(4)	(67)	(160)	(125)

Net equity transactions	(64,768)	(16,514)	(290,267)	(469,897)	(33,556)	(16,152)	(1,010,504)	(1,282,350)

Net change in contract owners’ equity	(75,307)	(10,698)	(462,230)	(414,097)	(34,590)	(7,279)	(1,285,492)	(822,077)
Contract owners’ equity beginning of period	135,325	146,023	1,269,214	1,683,311	65,641	72,920	4,380,532	5,202,609

Contract owners’ equity end of period	$60,018	135,325	806,984	1,269,214	31,051	65,641	3,095,040	4,380,532

CHANGES IN UNITS:
Beginning units	11,941	12,901	114,188	159,390	7,142	9,045	496,336	657,221
Units purchased	412	2,337	4,924	54,442	1,771	4,809	24,153	78,251
Units redeemed	(5,969)	(3,297)	(31,306)	(99,644)	(5,387)	(6,712)	(142,967)	(239,136)

Ending units	6,384	11,941	87,806	114,188	3,526	7,142	377,522	496,336

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVMMG2		NVMMV2		SCGF2		SCVF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,745)	(1,919)	(503)	289	(12,666)	(11,792)	(823)	(695)
Realized gain (loss) on investments	36,093	17,291	5,614	24,445	(24,142)	(112,790)	13,576	4,611
Change in unrealized gain (loss) on investments	(41,676)	25,826	(13,332)	712	11,260	337,458	(21,094)	26,889
Reinvested capital gains	-	-	643	9,727	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,328)	41,198	(7,578)	35,173	(25,548)	212,876	(8,341)	30,805

Equity transactions:
Purchase payments received from contract owners (note 3)	-	17,806	-	-	27,406	19,721	1,985	115
Transfers between funds	(29,157)	52,028	2,598	17,289	9,463	47,618	(575)	(20,177)
Redemptions (note 3)	(74,320)	(36,754)	(16,050)	(140,751)	(207,290)	(277,179)	(34,781)	(13,375)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(34)	-	-	(60)	(121)	-	(65)
Adjustments to maintain reserves	(13)	(85)	(5)	(99)	(129)	(58)	(17)	(28)

Net equity transactions	(103,490)	32,961	(13,457)	(123,561)	(170,610)	(210,019)	(33,388)	(33,530)

Net change in contract owners’ equity	(110,818)	74,159	(21,035)	(88,388)	(196,158)	2,857	(41,729)	(2,725)
Contract owners’ equity beginning of period	225,041	150,882	168,659	257,047	1,174,847	1,171,990	148,074	150,799

Contract owners’ equity end of period	$114,223	225,041	147,624	168,659	978,689	1,174,847	106,345	148,074

CHANGES IN UNITS:
Beginning units	23,044	19,388	16,464	29,701	114,677	142,093	9,500	12,182
Units purchased	3,164	17,916	2,029	6,470	25,044	33,446	1,043	698
Units redeemed	(13,849)	(14,260)	(3,575)	(19,707)	(42,383)	(60,862)	(3,379)	(3,380)

Ending units	12,359	23,044	14,918	16,464	97,338	114,677	7,164	9,500

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SCVF2		SCF		SCF2		NVSTB2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(14,791)	(18,423)	(2,461)	(4,134)	(15,209)	(29,614)	1,670	1,032
Realized gain (loss) on investments	(55,884)	(620,993)	(39,217)	(60,659)	(233,048)	(538,332)	3,756	18,639
Change in unrealized gain (loss) on investments	(63,635)	1,101,661	8,886	168,999	95,993	1,097,344	(3,813)	(10,501)
Reinvested capital gains	-	-	-	-	-	-	-	1,200

Net increase (decrease) in contract owners’ equity resulting from operations	(134,310)	462,245	(32,792)	104,206	(152,264)	529,398	1,613	10,370

Equity transactions:
Purchase payments received from contract owners (note 3)	6,201	40,175	664	26,119	19,289	44,812	36,696	21,488
Transfers between funds	(157,599)	(72,384)	(27,824)	(63,004)	(53,139)	(68,227)	(115,144)	251,115
Redemptions (note 3)	(533,217)	(1,002,683)	(59,934)	(52,518)	(710,659)	(777,647)	(247,667)	(390,048)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(305)	(1,312)	-	(241)	(1,001)	(1,377)	(105)	(7)
Adjustments to maintain reserves	(138)	758	(54)	12	(105)	(215)	(24)	(47)

Net equity transactions	(685,058)	(1,035,446)	(87,148)	(89,632)	(745,615)	(802,654)	(326,244)	(117,499)

Net change in contract owners’ equity	(819,368)	(573,201)	(119,940)	14,574	(897,879)	(273,256)	(324,631)	(107,129)
Contract owners’ equity beginning of period	2,149,988	2,723,189	525,883	511,309	2,526,056	2,799,312	646,175	753,304

Contract owners’ equity end of period	$1,330,620	2,149,988	405,943	525,883	1,628,177	2,526,056	321,544	646,175

CHANGES IN UNITS:
Beginning units	150,741	240,942	30,919	38,291	149,418	205,252	61,124	72,229
Units purchased	6,469	78,506	1,358	12,276	2,051	34,209	6,441	59,758
Units redeemed	(57,389)	(168,707)	(6,710)	(19,648)	(47,772)	(90,043)	(37,267)	(70,863)

Ending units	99,821	150,741	25,567	30,919	103,697	149,418	30,298	61,124

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVOLG1		NVOLG2		NVTIV3		NVRE2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(386,297)	(47,726)	(293,863)	(28,884)	873	627	(9,114)	9,472
Realized gain (loss) on investments	126,044	(1,064)	131,304	1,807	(2,177)	(2,118)	191,491	162,053
Change in unrealized gain (loss) on investments	(1,664,941)	200,004	(1,350,278)	165,095	(5,001)	(6,079)	(84,462)	146,831
Reinvested capital gains	191,262	16,948	154,548	13,160	60	9,393	6,918	143,851

Net increase (decrease) in contract owners’ equity resulting from operations	(1,733,932)	168,162	(1,358,289)	151,178	(6,245)	1,823	104,833	462,207

Equity transactions:
Purchase payments received from contract owners (note 3)	602,178	21,477	646,882	86,179	-	10,000	7,407	35,112
Transfers between funds	(1,673,966)	61,916,512	(1,794,690)	50,596,992	5,089	9,898	14,671	41,395
Redemptions (note 3)	(10,118,014)	(1,075,106)	(9,185,612)	(546,017)	(25,555)	(28,503)	(413,884)	(508,154)
Annuity benefits	(10,858)	-	(1,211)	-	-	-	-	-
Contract maintenance charges (note 2)	(16,078)	(1,018)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,260)	-	(5,418)	(936)	-	(18)	(290)	(724)
Adjustments to maintain reserves	(2,737)	13,352	(2,730)	(6,257)	(16)	285	(150)	(121)

Net equity transactions	(11,220,735)	60,875,217	(10,342,779)	50,129,961	(20,482)	(8,338)	(392,246)	(432,492)

Net change in contract owners’ equity	(12,954,667)	61,043,379	(11,701,068)	50,281,139	(26,727)	(6,515)	(287,413)	29,715
Contract owners’ equity beginning of period	61,062,143	18,764	50,313,980	32,841	71,666	78,181	1,888,706	1,858,991

Contract owners’ equity end of period	$48,107,476	61,062,143	38,612,912	50,313,980	44,939	71,666	1,601,293	1,888,706

CHANGES IN UNITS:
Beginning units	4,389,025	1,450	3,620,630	2,535	5,264	6,039	203,791	258,334
Units purchased	54,314	4,524,813	105,364	3,708,226	522	1,884	24,218	103,142
Units redeemed	(858,189)	(137,238)	(845,934)	(90,131)	(1,974)	(2,659)	(63,351)	(157,685)

Ending units	3,585,150	4,389,025	2,880,060	3,620,630	3,812	5,264	164,658	203,791

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ALVGIB		ALVIVB		ALVPGB		ALVSVB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,147)	(38,431)	17,723	12,621	(10,424)	(11,092)	(37,802)	(49,024)
Realized gain (loss) on investments	(326,627)	(427,807)	(15,093)	2,401	24,418	52,371	(100,127)	(288,970)
Change in unrealized gain (loss) on investments	461,231	782,644	(165,516)	(18,927)	(49,990)	35,339	(255,164)	1,520,672
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	132,457	316,406	(162,886)	(3,905)	(35,996)	76,618	(393,093)	1,182,678

Equity transactions:
Purchase payments received from contract owners (note 3)	23,655	38,794	-	-	4,986	31,857	24,077	100,183
Transfers between funds	(219,131)	(104,948)	(29,577)	(81,748)	27,659	(99,931)	(234,510)	(115,405)
Redemptions (note 3)	(649,215)	(741,396)	(254,507)	(613,646)	(244,941)	(435,829)	(1,395,847)	(2,071,345)
Annuity benefits	-	(316)	-	-	-	-	-	(449)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(483)	(1,486)	(393)	(211)	(35)	(1,103)	(435)	(3,653)
Adjustments to maintain reserves	(551)	(123)	(71)	137	(69)	76	(732)	91

Net equity transactions	(845,725)	(809,475)	(284,548)	(695,468)	(212,400)	(504,930)	(1,607,447)	(2,090,578)

Net change in contract owners’ equity	(713,268)	(493,069)	(447,434)	(699,373)	(248,396)	(428,312)	(2,000,540)	(907,900)
Contract owners’ equity beginning of period	2,952,030	3,445,099	994,116	1,693,489	1,124,622	1,552,934	5,090,995	5,998,895

Contract owners’ equity end of period	$2,238,762	2,952,030	546,682	994,116	876,226	1,124,622	3,090,455	5,090,995

CHANGES IN UNITS:
Beginning units	265,237	347,388	59,622	104,992	105,587	159,972	256,254	380,442
Units purchased	11,475	54,128	-	13,781	10,994	42,002	7,295	97,276
Units redeemed	(85,348)	(136,279)	(18,367)	(59,151)	(30,152)	(96,387)	(91,438)	(221,464)

Ending units	191,364	265,237	41,255	59,622	86,429	105,587	172,111	256,254

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	DVSCS		FCA2S		FHIBS		FVK2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,367)	(2,914)	(8,358)	(10,728)	425,198	480,845	(278)	(3,873)
Realized gain (loss) on investments	(86,546)	(77,826)	(19,929)	30,694	87,642	(378,241)	5,926	792
Change in unrealized gain (loss) on investments	74,775	204,838	(58,783)	132,352	(299,683)	693,496	(62,910)	54,619
Reinvested capital gains	1,321	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,817)	124,098	(87,070)	152,318	213,157	796,100	(57,262)	51,538

Equity transactions:
Purchase payments received from contract owners (note 3)	6,627	729	16,611	35,999	27,994	66,610	856	22,108
Transfers between funds	36,027	(51,950)	28,399	989,992	114,454	220,238	14,440	431,098
Redemptions (note 3)	(180,669)	(135,804)	(504,958)	(638,349)	(1,707,761)	(2,290,000)	(76,490)	(58,584)
Annuity benefits	-	-	-	-	(3,614)	(3,399)	(2,704)	(1,720)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2)	(120)	(137)	(2,350)	(980)	(3,653)	(18)	(224)
Adjustments to maintain reserves	(46)	9	(53)	(13)	(229)	24	56	(10,162)

Net equity transactions	(138,063)	(187,136)	(460,138)	385,279	(1,570,136)	(2,010,180)	(63,860)	382,516

Net change in contract owners’ equity	(150,880)	(63,038)	(547,208)	537,597	(1,356,979)	(1,214,080)	(121,122)	434,054
Contract owners’ equity beginning of period	571,410	634,448	1,726,149	1,188,552	6,130,267	7,344,347	434,054	-

Contract owners’ equity end of period	$420,530	571,410	1,178,941	1,726,149	4,773,288	6,130,267	312,932	434,054

CHANGES IN UNITS:
Beginning units	34,198	47,606	150,136	117,030	335,213	458,406	37,784	-
Units purchased	3,130	3,670	8,637	151,930	36,147	164,050	2,660	50,662
Units redeemed	(12,049)	(17,078)	(49,022)	(118,824)	(119,689)	(287,243)	(8,335)	(12,878)

Ending units	25,279	34,198	109,751	150,136	251,671	335,213	32,109	37,784

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FQB		FQBS		FC2		FEIP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$109,885	121,588	262,531	340,283	-	(233,570)	108,815	39,519
Realized gain (loss) on investments	25,493	(4,725)	32,585	83,852	-	(6,899,422)	(496,750)	(818,010)
Change in unrealized gain (loss) on investments	(103,898)	100,979	(226,153)	165,996	-	9,785,531	353,158	2,192,762
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	31,480	217,842	68,963	590,131	-	2,652,539	(34,777)	1,414,271

Equity transactions:
Purchase payments received from contract owners (note 3)	11,034	6,344	20,454	154,205	-	250,597	170,419	76,764
Transfers between funds	(183,929)	(76)	47,098	455,507	-	(21,259,665)	135,591	(147,493)
Redemptions (note 3)	(597,015)	(442,626)	(1,393,886)	(2,849,465)	-	(6,590,516)	(1,853,819)	(1,654,386)
Annuity benefits	-	-	-	(410)	-	-	(24)	(128)
Contract maintenance charges (note 2)	-	-	-	-	-	-	(2,543)	(2,616)
Contingent deferred sales charges (note 2)	(25)	(416)	(978)	(4,401)	-	(12,350)	(76)	(95)
Adjustments to maintain reserves	(49)	24	(591)	(343)	-	1,055	202	583

Net equity transactions	(769,984)	(436,750)	(1,327,903)	(2,244,907)	-	(27,610,879)	(1,550,250)	(1,727,371)

Net change in contract owners’ equity	(738,504)	(218,908)	(1,258,940)	(1,654,776)	-	(24,958,340)	(1,585,027)	(313,100)
Contract owners’ equity beginning of period	2,869,871	3,088,779	7,224,479	8,879,255	-	24,958,340	11,547,611	11,860,711

Contract owners’ equity end of period	$2,131,367	2,869,871	5,965,539	7,224,479	-	-	9,962,584	11,547,611

CHANGES IN UNITS:
Beginning units	201,987	233,092	515,949	684,106	-	2,136,017	695,726	811,187
Units purchased	14,614	24,018	43,473	236,247	-	456,479	29,991	30,965
Units redeemed	(68,065)	(55,123)	(137,537)	(404,404)	-	(2,592,496)	(123,034)	(146,426)

Ending units	148,536	201,987	421,885	515,949	-	-	602,683	695,726

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FVSS2		FHIP		FAMGP		FAMGS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(10,466)	(25,649)	498,861	650,642	2,767	(3,547)	6,483	1,544
Realized gain (loss) on investments	(69,916)	(669,593)	(197,591)	(249,819)	48,896	15,495	50,601	8,563
Change in unrealized gain (loss) on investments	(104,534)	1,264,806	(38,710)	838,998	(179,506)	219,423	(150,944)	204,360
Reinvested capital gains	-	-	-	-	3,348	5,481	2,647	5,056

Net increase (decrease) in contract owners’ equity resulting from operations	(184,916)	569,564	262,560	1,239,821	(124,495)	236,852	(91,213)	219,523

Equity transactions:
Purchase payments received from contract owners (note 3)	11,582	39,021	53,985	27,625	48,364	40,497	540	540
Transfers between funds	(17,550)	(190,093)	(149,692)	(265,115)	(1,996)	203,378	(17,649)	6,339
Redemptions (note 3)	(601,340)	(894,367)	(1,671,701)	(1,398,939)	(281,434)	(160,241)	(295,225)	(129,157)
Annuity benefits	-	(368)	(1,551)	(1,447)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2,114)	(2,487)	(417)	(466)	-	-
Contingent deferred sales charges (note 2)	(227)	(1,407)	(92)	(147)	(111)	(4)	-	-
Adjustments to maintain reserves	(600)	82	80	28	(83)	(5)	(34)	(25)

Net equity transactions	(608,135)	(1,047,132)	(1,771,085)	(1,640,482)	(235,677)	83,159	(312,368)	(122,303)

Net change in contract owners’ equity	(793,051)	(477,568)	(1,508,525)	(400,661)	(360,172)	320,011	(403,581)	97,220
Contract owners’ equity beginning of period	2,417,303	2,894,871	10,664,167	11,064,828	1,912,573	1,592,562	1,636,213	1,538,993

Contract owners’ equity end of period	$1,624,252	2,417,303	9,155,642	10,664,167	1,552,401	1,912,573	1,232,632	1,636,213

CHANGES IN UNITS:
Beginning units	163,220	245,996	735,446	857,007	121,214	115,825	122,835	132,853
Units purchased	29,057	72,252	10,173	8,108	4,064	19,228	65	928
Units redeemed	(70,924)	(155,028)	(130,996)	(129,669)	(19,381)	(13,839)	(23,104)	(10,946)

Ending units	121,353	163,220	614,623	735,446	105,897	121,214	99,796	122,835

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FAMG2		FAMP		FAMS		FAM2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,095	(1,458)	11,381	8,101	19,458	10,731	7,912	3,501
Realized gain (loss) on investments	18,373	7,359	2,685	(47,046)	(12)	(4,480)	1,502	8,170
Change in unrealized gain (loss) on investments	(54,099)	65,386	(117,078)	346,155	(103,402)	231,320	(56,996)	129,172
Reinvested capital gains	891	1,695	11,237	13,747	10,090	9,981	5,659	5,888

Net increase (decrease) in contract owners’ equity resulting from operations	(33,740)	72,982	(91,775)	320,957	(73,866)	247,552	(41,923)	146,731

Equity transactions:
Purchase payments received from contract owners (note 3)	21,053	10,356	48,221	59,005	16,335	1,695	600	-
Transfers between funds	(35,198)	(2,308)	(111,416)	(98,051)	99,146	(157,408)	47,903	(136,810)
Redemptions (note 3)	(86,182)	(112,868)	(286,560)	(468,999)	(158,594)	(213,612)	(108,197)	(186,994)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(502)	(523)	-	-	-	-
Contingent deferred sales charges (note 2)	(82)	-	(19)	(215)	-	-	-	-
Adjustments to maintain reserves	(46)	(32)	(35)	(70)	(52)	(50)	(40)	(16)

Net equity transactions	(100,455)	(104,852)	(350,311)	(508,853)	(43,165)	(369,375)	(59,734)	(323,820)

Net change in contract owners’ equity	(134,195)	(31,870)	(442,086)	(187,896)	(117,031)	(121,823)	(101,657)	(177,089)
Contract owners’ equity beginning of period	546,181	578,051	2,643,596	2,831,492	2,034,990	2,156,813	1,190,019	1,367,108

Contract owners’ equity end of period	$411,986	546,181	2,201,510	2,643,596	1,917,959	2,034,990	1,088,362	1,190,019

CHANGES IN UNITS:
Beginning units	53,307	64,796	150,460	182,047	132,822	159,093	97,159	125,832
Units purchased	2,084	2,879	6,141	26,788	10,116	627	4,759	67
Units redeemed	(12,023)	(14,368)	(26,221)	(58,375)	(12,957)	(26,898)	(9,481)	(28,740)

Ending units	43,368	53,307	130,380	150,460	129,981	132,822	92,437	97,159

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FBP		FBS		FB2		FCP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$20,315	43,902	16,918	23,714	3,648	8,025	-	(303,252)
Realized gain (loss) on investments	543,304	46,087	132,783	207,151	40,929	2,102	-	(2,980,110)
Change in unrealized gain (loss) on investments	(1,450,853)	2,441,313	(337,270)	491,936	(160,608)	340,827	-	6,362,199
Reinvested capital gains	40,627	93,958	10,140	25,523	5,232	13,122	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(846,607)	2,625,260	(177,429)	748,324	(110,799)	364,076	-	3,078,837

Equity transactions:
Purchase payments received from contract owners (note 3)	368,780	161,447	9,204	15,786	17,630	39,605	-	257,352
Transfers between funds	(424,618)	113,902	(58,598)	(222,567)	30,131	(135,110)	-	(25,554,129)
Redemptions (note 3)	(2,938,873)	(2,538,609)	(930,932)	(965,046)	(590,785)	(383,602)	-	(2,954,299)
Annuity benefits	(11,467)	(10,547)	-	-	-	-	-	(124)
Contract maintenance charges (note 2)	(3,171)	(3,592)	-	-	-	-	-	(6,305)
Contingent deferred sales charges (note 2)	(28)	(614)	(198)	-	-	(4)	-	(1,177)
Adjustments to maintain reserves	77	1,056	(56)	37	(17)	124	-	679

Net equity transactions	(3,009,300)	(2,276,957)	(980,580)	(1,171,790)	(543,041)	(478,987)	-	(28,258,003)

Net change in contract owners’ equity	(3,855,907)	348,303	(1,158,009)	(423,466)	(653,840)	(114,911)	-	(25,179,166)
Contract owners’ equity beginning of period	18,244,013	17,895,710	4,728,133	5,151,599	2,483,331	2,598,242	-	25,179,166

Contract owners’ equity end of period	$14,388,106	18,244,013	3,570,124	4,728,133	1,829,491	2,483,331	-	-

CHANGES IN UNITS:
Beginning units	817,011	931,893	306,509	390,093	190,496	231,984	-	1,195,533
Units purchased	31,356	38,494	2,602	2,513	8,050	4,757	-	60,825
Units redeemed	(167,829)	(153,376)	(66,068)	(86,097)	(50,845)	(46,245)	-	(1,256,358)

Ending units	680,538	817,011	243,043	306,509	147,701	190,496	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FCS		FDCA2		FDCAS		FEIS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(149,030)	(12,838)	(11,338)	(1,287)	(1,436)	117,609	63,254
Realized gain (loss) on investments	-	(2,753,630)	(104,030)	(102,732)	(7,849)	(24,674)	(480,838)	(697,009)
Change in unrealized gain (loss) on investments	-	5,089,170	79,787	313,014	2,609	55,184	368,269	1,915,503
Reinvested capital gains	-	1	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	2,186,511	(37,081)	198,944	(6,527)	29,074	5,040	1,281,748

Equity transactions:
Purchase payments received from contract owners (note 3)	-	88,189	14,496	12,591	-	-	34,121	90,599
Transfers between funds	-	(17,780,508)	(204,835)	83,458	(613)	22,686	(363,286)	(632,662)
Redemptions (note 3)	-	(2,346,054)	(237,838)	(290,650)	(32,600)	(78,915)	(1,474,747)	(1,249,421)
Annuity benefits	-	(2,845)	-	-	-	-	-	(677)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(836)	(362)	(639)	-	-	(31)	(624)
Adjustments to maintain reserves	-	(531)	(39)	267	(20)	(6)	(967)	(10,191)

Net equity transactions	-	(20,042,585)	(428,578)	(194,973)	(33,233)	(56,235)	(1,804,910)	(1,802,976)

Net change in contract owners’ equity	-	(17,856,074)	(465,659)	3,971	(39,760)	(27,161)	(1,799,870)	(521,228)
Contract owners’ equity beginning of period	-	17,856,074	1,369,071	1,365,100	179,759	206,920	10,144,449	10,665,677

Contract owners’ equity end of period	$-	-	903,412	1,369,071	139,999	179,759	8,344,579	10,144,449

CHANGES IN UNITS:
Beginning units	-	1,018,989	153,523	178,282	19,399	26,109	760,681	910,610
Units purchased	-	32,142	38,622	51,109	22	2,864	8,695	31,918
Units redeemed	-	(1,051,131)	(87,714)	(75,868)	(3,744)	(9,574)	(142,744)	(181,847)

Ending units	-	-	104,431	153,523	15,677	19,399	626,632	760,681

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FEI2		FGIP		FGIS		FGI2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$133,155	50,774	18,624	(41,537)	43,060	(27,953)	15,023	(30,457)
Realized gain (loss) on investments	(1,059,164)	(1,905,183)	84,442	82,623	79,592	(335,796)	(123,463)	(172,927)
Change in unrealized gain (loss) on investments	911,417	3,820,841	(87,546)	666,580	(78,347)	1,244,232	123,753	736,568
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(14,592)	1,966,432	15,520	707,666	44,305	880,483	15,313	533,184

Equity transactions:
Purchase payments received from contract owners (note 3)	202,067	165,106	69,118	117,602	85,164	85,167	31,964	68,757
Transfers between funds	(367,083)	(512,462)	(78,885)	(249,588)	(91,727)	(202,415)	(38,010)	(146,262)
Redemptions (note 3)	(3,059,524)	(4,145,899)	(825,122)	(808,826)	(930,308)	(1,207,268)	(883,228)	(763,782)
Annuity benefits	-	-	(48)	(141)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,283)	(1,620)	-	-	-	-
Contingent deferred sales charges (note 2)	(2,626)	(6,749)	(137)	(432)	(72)	(159)	(291)	(353)
Adjustments to maintain reserves	(188)	346	(106)	42	(96)	1,057	(137)	(88)

Net equity transactions	(3,227,354)	(4,499,658)	(836,463)	(942,963)	(937,039)	(1,323,618)	(889,702)	(841,728)

Net change in contract owners’ equity	(3,241,946)	(2,533,226)	(820,943)	(235,297)	(892,734)	(443,135)	(874,389)	(308,544)
Contract owners’ equity beginning of period	15,478,786	18,012,012	5,967,873	6,203,170	7,202,720	7,645,855	4,560,380	4,868,924

Contract owners’ equity end of period	$12,236,840	15,478,786	5,146,930	5,967,873	6,309,986	7,202,720	3,685,991	4,560,380

CHANGES IN UNITS:
Beginning units	1,286,076	1,727,974	369,824	435,060	545,122	656,856	460,031	558,980
Units purchased	49,219	257,050	10,857	11,738	11,439	8,112	26,151	49,361
Units redeemed	(314,066)	(698,948)	(62,089)	(76,974)	(81,815)	(119,846)	(116,241)	(148,310)

Ending units	1,021,229	1,286,076	318,592	369,824	474,746	545,122	369,941	460,031

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FGOP		FGOS		FGO2		FGP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(422,940)	-	(72,974)	-	(13,561)	(118,548)	(120,836)
Realized gain (loss) on investments	-	(3,272,580)	-	(335,971)	-	288,256	712,547	(194,453)
Change in unrealized gain (loss) on investments	-	10,280,181	-	2,016,772	-	9,486	(717,137)	2,453,932
Reinvested capital gains	-	-	-	-	-	-	39,241	36,063

Net increase (decrease) in contract owners’ equity resulting from operations	-	6,584,661	-	1,607,827	-	284,181	(83,897)	2,174,706

Equity transactions:
Purchase payments received from contract owners (note 3)	-	300,088	-	73,733	-	33,944	220,162	130,607
Transfers between funds	-	(35,467,837)	-	(8,560,163)	-	(1,486,060)	(219,016)	(115,050)
Redemptions (note 3)	-	(4,396,355)	-	(1,317,023)	-	(295,570)	(1,665,259)	(1,158,775)
Annuity benefits	-	(7,125)	-	-	-	(1,053)	-	-
Contract maintenance charges (note 2)	-	(11,819)	-	-	-	-	(3,068)	(3,211)
Contingent deferred sales charges (note 2)	-	(1,223)	-	(175)	-	(38)	(65)	(941)
Adjustments to maintain reserves	-	(8,960)	-	139	-	(547)	433	111

Net equity transactions	-	(39,593,231)	-	(9,803,489)	-	(1,749,324)	(1,666,813)	(1,147,259)

Net change in contract owners’ equity	-	(33,008,570)	-	(8,195,662)	-	(1,465,143)	(1,750,710)	1,027,447
Contract owners’ equity beginning of period	-	33,008,570	-	8,195,662	-	1,465,143	11,884,213	10,856,766

Contract owners’ equity end of period	$-	-	-	-	-	-	10,133,503	11,884,213

CHANGES IN UNITS:
Beginning units	-	2,164,700	-	1,040,394	-	223,840	762,754	853,099
Units purchased	-	68,686	-	9,655	-	10,794	32,210	77,786
Units redeemed	-	(2,233,386)	-	(1,050,049)	-	(234,634)	(137,112)	(168,131)

Ending units	-	-	-	-	-	-	657,852	762,754

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FGS		FG2		FHIPR		FHIS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(85,506)	(91,717)	(82,292)	(97,730)	66,776	66,146	248,641	320,011
Realized gain (loss) on investments	51,437	(345,231)	373,430	63,973	61,317	153,881	(108,079)	(190,284)
Change in unrealized gain (loss) on investments	(58,457)	2,714,527	(365,300)	1,796,776	(101,894)	(85,116)	(1,734)	486,570
Reinvested capital gains	39,695	37,199	29,315	29,197	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(52,831)	2,314,778	(44,847)	1,792,216	26,199	134,911	138,828	616,297

Equity transactions:
Purchase payments received from contract owners (note 3)	42,309	83,416	101,416	63,250	217,418	34,463	(97)	(4)
Transfers between funds	(139,251)	(313,733)	(47,387)	(483,092)	120,192	(164,280)	(116,762)	(129,967)
Redemptions (note 3)	(1,806,389)	(1,398,833)	(1,760,162)	(2,004,044)	(242,420)	(176,143)	(722,521)	(920,491)
Annuity benefits	-	-	-	-	-	-	-	(904)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(189)	(353)	(733)	(1,288)	-	-	-	(45)
Adjustments to maintain reserves	(125)	44	(61)	(108)	(50)	41	(1,162)	(235)

Net equity transactions	(1,903,645)	(1,629,459)	(1,706,927)	(2,425,282)	95,140	(305,919)	(840,542)	(1,051,646)

Net change in contract owners’ equity	(1,956,476)	685,319	(1,751,774)	(633,066)	121,339	(171,008)	(701,714)	(435,349)
Contract owners’ equity beginning of period	12,082,996	11,397,677	9,113,411	9,746,477	1,100,382	1,271,390	4,994,374	5,429,723

Contract owners’ equity end of period	$10,126,520	12,082,996	7,361,637	9,113,411	1,221,721	1,100,382	4,292,660	4,994,374

CHANGES IN UNITS:
Beginning units	897,310	1,042,498	1,287,067	1,659,007	95,239	123,555	400,252	490,276
Units purchased	9,429	16,600	65,270	185,172	41,921	28,759	-	-
Units redeemed	(147,759)	(161,788)	(298,324)	(557,112)	(34,070)	(57,075)	(65,906)	(90,024)

Ending units	758,980	897,310	1,054,013	1,287,067	103,090	95,239	334,346	400,252

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FHI2		FHI2R		FHISR		FIP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$192,185	259,369	75,032	91,176	26,902	29,261	169,788	167,536
Realized gain (loss) on investments	(123,183)	(252,818)	160,206	149,739	24,863	44,617	172,767	104,740
Change in unrealized gain (loss) on investments	39,004	575,702	(197,003)	(17,441)	(38,776)	(19,765)	(681,164)	2,244,829
Reinvested capital gains	-	-	-	-	-	-	554,148	454,912

Net increase (decrease) in contract owners’ equity resulting from operations	108,006	582,253	38,235	223,474	12,989	54,113	215,539	2,972,017

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	34,707	49,337	24,705	39,685	163,502	181,670
Transfers between funds	(45,195)	(170,812)	170,565	(73,076)	30	(15,328)	(177,592)	(110,911)
Redemptions (note 3)	(964,185)	(1,649,283)	(437,720)	(667,982)	(49,935)	(109,407)	(2,684,306)	(3,542,252)
Annuity benefits	-	-	-	-	-	-	(1,399)	(1,436)
Contract maintenance charges (note 2)	-	-	-	-	-	-	(2,141)	(2,539)
Contingent deferred sales charges (note 2)	(220)	(1,486)	(114)	(2,556)	(14)	(1)	(169)	(360)
Adjustments to maintain reserves	(110)	(183)	(102)	(88)	(22)	(46)	(379)	131

Net equity transactions	(1,009,710)	(1,821,764)	(232,664)	(694,365)	(25,236)	(85,097)	(2,702,484)	(3,475,697)

Net change in contract owners’ equity	(901,704)	(1,239,511)	(194,429)	(470,891)	(12,247)	(30,984)	(2,486,945)	(503,680)
Contract owners’ equity beginning of period	4,241,656	5,481,167	1,543,788	2,014,679	471,404	502,388	23,960,668	24,464,348

Contract owners’ equity end of period	$3,339,952	4,241,656	1,349,359	1,543,788	459,157	471,404	21,473,723	23,960,668

CHANGES IN UNITS:
Beginning units	328,452	485,203	133,279	195,840	40,281	48,313	1,678,112	1,943,775
Units purchased	571	50,794	39,210	82,614	6,567	9,308	49,045	66,036
Units redeemed	(77,349)	(207,545)	(58,915)	(145,175)	(8,736)	(17,340)	(237,359)	(331,699)

Ending units	251,674	328,452	113,574	133,279	38,112	40,281	1,489,798	1,678,112

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FIGBP		FMCP		FMCS		FMC2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$348,268	487,100	(32,698)	(28,787)	(65,340)	(62,554)	(206,511)	(238,752)
Realized gain (loss) on investments	248,305	227,801	(14,552)	(32,581)	(71,225)	(298,309)	(109,636)	(1,348,707)
Change in unrealized gain (loss) on investments	(625)	438,158	(327,080)	806,929	(781,407)	2,375,827	(1,865,349)	6,918,373
Reinvested capital gains	501,520	227,455	5,087	9,993	11,618	26,893	29,169	75,021

Net increase (decrease) in contract owners’ equity resulting from operations	1,097,468	1,380,514	(369,243)	755,554	(906,354)	2,041,857	(2,152,327)	5,405,935

Equity transactions:
Purchase payments received from contract owners (note 3)	168,286	111,896	114,786	110,647	258,555	26,438	90,983	295,113
Transfers between funds	(408,120)	395,670	(81,535)	66,812	(402,978)	(33,351)	(618,852)	(932,474)
Redemptions (note 3)	(4,167,597)	(3,223,454)	(380,143)	(385,020)	(1,669,874)	(1,497,910)	(4,521,253)	(6,758,230)
Annuity benefits	-	-	-	-	-	(534)	(2,009)	(1,815)
Contract maintenance charges (note 2)	(1,326)	(1,653)	(2,718)	(3,177)	-	-	-	-
Contingent deferred sales charges (note 2)	(166)	(484)	(371)	(534)	(57)	(218)	(3,403)	(12,573)
Adjustments to maintain reserves	(356)	(325)	(67)	68	(665)	76	(56)	390

Net equity transactions	(4,409,279)	(2,718,350)	(350,048)	(211,204)	(1,815,019)	(1,505,499)	(5,054,590)	(7,409,589)

Net change in contract owners’ equity	(3,311,811)	(1,337,836)	(719,291)	544,350	(2,721,373)	536,358	(7,206,917)	(2,003,654)
Contract owners’ equity beginning of period	20,693,390	22,031,226	3,418,130	2,873,780	8,828,989	8,292,631	22,350,443	24,354,097

Contract owners’ equity end of period	$17,381,579	20,693,390	2,698,839	3,418,130	6,107,616	8,828,989	15,143,526	22,350,443

CHANGES IN UNITS:
Beginning units	1,108,219	1,257,159	79,372	84,859	200,317	239,781	891,471	1,178,982
Units purchased	54,762	101,706	3,166	5,835	6,939	7,802	76,820	223,391
Units redeemed	(284,397)	(250,646)	(11,505)	(11,322)	(50,489)	(47,266)	(276,260)	(510,902)

Ending units	878,584	1,108,219	71,033	79,372	156,767	200,317	692,031	891,471

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FMMP		FOP		FOS		FO2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(135,229)	(156,359)	(7,130)	(4,573)	7,450	10,799	755	315
Realized gain (loss) on investments	-	-	(37,981)	(106,024)	187,848	106,079	(6,925)	(17,694)
Change in unrealized gain (loss) on investments	-	-	(1,769,528)	1,209,574	(776,189)	272,185	(384,554)	260,020
Reinvested capital gains	-	7,900	19,634	20,116	6,567	6,687	4,199	4,190

Net increase (decrease) in contract owners’ equity resulting from operations	(135,229)	(148,459)	(1,795,005)	1,119,093	(574,324)	395,750	(386,525)	246,831

Equity transactions:
Purchase payments received from contract owners (note 3)	1,120,386	529,120	113,295	186,605	-	1,147	-	-
Transfers between funds	2,682,811	3,092,365	24,476	(560,140)	(74,797)	(99,503)	(26,954)	(30,697)
Redemptions (note 3)	(6,452,721)	(6,535,903)	(1,813,490)	(1,673,852)	(507,856)	(335,092)	(255,094)	(528,160)
Annuity benefits	-	(25,621)	(890)	(830)	-	-	-	-
Contract maintenance charges (note 2)	(1,680)	(2,041)	(2,347)	(2,571)	-	-	-	-
Contingent deferred sales charges (note 2)	(325)	(501)	(185)	(1,039)	(31)	(69)	(28)	(398)
Adjustments to maintain reserves	(74)	(95)	628	910	(55)	133	(103)	(36)

Net equity transactions	(2,651,603)	(2,942,676)	(1,678,513)	(2,050,917)	(582,739)	(433,384)	(282,179)	(559,291)

Net change in contract owners’ equity	(2,786,832)	(3,091,135)	(3,473,518)	(931,824)	(1,157,063)	(37,634)	(668,704)	(312,460)
Contract owners’ equity beginning of period	13,599,712	16,690,847	11,254,486	12,186,310	3,716,249	3,753,883	2,348,888	2,661,348

Contract owners’ equity end of period	$10,812,880	13,599,712	7,780,968	11,254,486	2,559,186	3,716,249	1,680,184	2,348,888

CHANGES IN UNITS:
Beginning units	1,033,965	1,254,704	661,127	799,518	256,381	290,240	234,497	295,619
Units purchased	358,760	560,070	21,822	34,424	-	4,540	-	7,552
Units redeemed	(560,660)	(780,809)	(123,338)	(172,815)	(41,125)	(38,399)	(29,372)	(68,674)

Ending units	832,065	1,033,965	559,611	661,127	215,256	256,381	205,125	234,497

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FO2R		FOSR		FV2		FVSS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,445)	(4,014)	866	1,124	(1,672)	(215)	(566)	(1,695)
Realized gain (loss) on investments	(202,906)	(975,917)	(61,525)	(89,868)	(42,384)	(24,592)	(3,864)	(69,298)
Change in unrealized gain (loss) on investments	(202,609)	1,251,297	(33,081)	139,732	27,170	96,629	(18,916)	133,133
Reinvested capital gains	5,074	5,077	1,046	1,032	-	317	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(401,886)	276,443	(92,694)	52,020	(16,886)	72,139	(23,346)	62,140

Equity transactions:
Purchase payments received from contract owners (note 3)	23,119	246,128	27,473	17,443	-	6,633	-	9,439
Transfers between funds	(132,701)	(180,987)	(1,368)	(33,785)	5,778	(1,567)	(21,982)	(87,113)
Redemptions (note 3)	(609,703)	(1,203,984)	(109,285)	(101,111)	(72,090)	(85,234)	(35,015)	(33,275)
Annuity benefits	-	-	-	(320)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(341)	(1,503)	(13)	(193)	(22)	(22)	-	(27)
Adjustments to maintain reserves	(162)	10	(368)	(40)	62	(32)	(16)	2

Net equity transactions	(719,788)	(1,140,336)	(83,561)	(118,006)	(66,272)	(80,222)	(57,013)	(110,974)

Net change in contract owners’ equity	(1,121,674)	(863,893)	(176,255)	(65,986)	(83,158)	(8,083)	(80,359)	(48,834)
Contract owners’ equity beginning of period	2,852,274	3,716,167	582,795	648,781	499,436	507,519	292,945	341,779

Contract owners’ equity end of period	$1,730,600	2,852,274	406,540	582,795	416,278	499,436	212,586	292,945

CHANGES IN UNITS:
Beginning units	208,729	285,270	42,123	52,089	42,696	50,426	18,259	26,841
Units purchased	19,379	101,759	2,841	3,638	5,905	803	401	2,128
Units redeemed	(71,338)	(178,300)	(9,044)	(13,604)	(11,577)	(8,533)	(3,997)	(10,710)

Ending units	156,770	208,729	35,920	42,123	37,024	42,696	14,663	18,259

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FVS		FAGRS		FAGR2		FTVRDI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(486)	801	(620)	(594)	(7,719)	(11,416)	6,883	8,996
Realized gain (loss) on investments	(13,293)	(7,480)	(1,881)	(12,712)	(23,020)	(168,049)	39,125	4,631
Change in unrealized gain (loss) on investments	3,148	42,740	(3,494)	26,067	(26,948)	369,249	20,076	232,056
Reinvested capital gains	-	158	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,631)	36,219	(5,995)	12,761	(57,687)	189,784	66,084	245,683

Equity transactions:
Purchase payments received from contract owners (note 3)	674	-	-	-	1,061	14,173	10,490	7,250
Transfers between funds	(18,210)	(1,772)	(11,312)	1,562	(13,604)	(86,280)	(81,449)	(6,197)
Redemptions (note 3)	(35,893)	(28,047)	(444)	(21,418)	(305,101)	(297,484)	(302,411)	(322,364)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(90)	(1,361)	(3)	(241)
Adjustments to maintain reserves	(29)	(14)	(8)	(20)	(68)	(99)	(18)	29

Net equity transactions	(53,458)	(29,833)	(11,764)	(19,876)	(317,802)	(371,051)	(373,391)	(321,523)

Net change in contract owners’ equity	(64,089)	6,386	(17,759)	(7,115)	(375,489)	(181,267)	(307,307)	(75,840)
Contract owners’ equity beginning of period	250,963	244,577	66,031	73,146	863,684	1,044,951	1,397,132	1,472,972

Contract owners’ equity end of period	$186,874	250,963	48,272	66,031	488,195	863,684	1,089,825	1,397,132

CHANGES IN UNITS:
Beginning units	20,918	23,767	6,048	8,266	82,434	123,408	99,592	125,910
Units purchased	3,205	70	263	259	4,757	19,530	10,878	18,513
Units redeemed	(7,975)	(2,919)	(1,408)	(2,477)	(35,242)	(60,504)	(36,670)	(44,831)

Ending units	16,148	20,918	4,903	6,048	51,949	82,434	73,800	99,592

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	TIF		FTVFA2		AMSRS		OVCAFS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,643	3,103	(3,921)	3,759	(2,339)	(3,155)	-	(70,980)
Realized gain (loss) on investments	9,316	942	21,182	39,357	44,683	(321)	-	515,265
Change in unrealized gain (loss) on investments	(41,144)	18,934	(22,564)	(19,773)	(49,868)	51,112	-	(95,983)
Reinvested capital gains	-	-	-	31	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(29,185)	22,979	(5,303)	23,374	(7,524)	47,636	-	348,302

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	3,887	31,972	-	24	-	172,420
Transfers between funds	(23,510)	-	68,610	29,784	65,480	97,973	-	(6,286,813)
Redemptions (note 3)	(53,922)	(31,174)	(187,050)	(171,570)	(108,925)	(94,941)	-	(1,644,544)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(15)	(13)	(63)	(320)	-	(2,758)
Adjustments to maintain reserves	(5)	1	15	(28)	(40)	(24)	-	34

Net equity transactions	(77,437)	(31,173)	(114,553)	(109,855)	(43,548)	2,712	-	(7,761,661)

Net change in contract owners’ equity	(106,622)	(8,194)	(119,856)	(86,481)	(51,072)	50,348	-	(7,413,359)
Contract owners’ equity beginning of period	332,603	340,797	404,258	490,739	308,598	258,250	-	7,413,359

Contract owners’ equity end of period	$225,981	332,603	284,402	404,258	257,526	308,598	-	-

CHANGES IN UNITS:
Beginning units	21,610	23,759	43,505	57,780	22,926	22,205	-	745,696
Units purchased	2,279	-	10,024	34,334	8,588	14,928	-	95,561
Units redeemed	(7,519)	(2,149)	(21,991)	(48,609)	(11,586)	(14,207)	-	(841,257)

Ending units	16,370	21,610	31,538	43,505	19,928	22,926	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVGS3		OVGS4		OVGS		OVGSS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,440	2,071	(1,294)	7,254	569	1,311	(753)	4,603
Realized gain (loss) on investments	(16,412)	(22,387)	(317,033)	(374,753)	(3,538)	8,950	77,894	47,515
Change in unrealized gain (loss) on investments	(31,887)	98,577	(26,002)	1,003,649	(13,142)	21,896	(293,040)	329,515
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(46,859)	78,261	(344,329)	636,150	(16,111)	32,157	(215,899)	381,633

Equity transactions:
Purchase payments received from contract owners (note 3)	821	16,474	37,842	99,259	-	-	-	-
Transfers between funds	(18,821)	27,240	(226,984)	(98,162)	(8,558)	(82,169)	(75,792)	(231,651)
Redemptions (note 3)	(47,864)	(82,025)	(1,243,249)	(1,444,654)	(38,552)	(198,256)	(536,706)	(1,028,518)
Annuity benefits	-	-	-	(616)	(3,281)	(3,004)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3)	(289)	(2,236)	(3,614)	-	(157)	(241)	(668)
Adjustments to maintain reserves	(52)	(5)	(845)	306	37	(27)	(95)	61

Net equity transactions	(65,919)	(38,605)	(1,435,472)	(1,447,481)	(50,354)	(283,613)	(612,834)	(1,260,776)

Net change in contract owners’ equity	(112,778)	39,656	(1,779,801)	(811,331)	(66,465)	(251,456)	(828,733)	(879,143)
Contract owners’ equity beginning of period	596,064	556,408	4,794,198	5,605,529	214,244	465,700	2,811,525	3,690,668

Contract owners’ equity end of period	$483,286	596,064	3,014,397	4,794,198	147,779	214,244	1,982,792	2,811,525

CHANGES IN UNITS:
Beginning units	39,528	41,001	324,505	435,440	12,245	31,161	168,541	254,036
Units purchased	1,896	9,994	20,891	85,195	-	4,640	1,252	29,737
Units redeemed	(6,003)	(11,467)	(119,328)	(196,130)	(2,793)	(23,556)	(38,589)	(115,232)

Ending units	35,421	39,528	226,068	324,505	9,452	12,245	131,204	168,541

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVHI3		OVHI		OVGIS		OVSC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$24,782	10,746	12,206	10,378	(27,770)	(13,216)	(1,746)	(2,443)
Realized gain (loss) on investments	28,529	(93,442)	(113,682)	(233,036)	93,944	(90,844)	20,352	20,981
Change in unrealized gain (loss) on investments	(60,994)	107,228	98,414	244,424	(151,620)	904,401	(26,254)	105,080
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,683)	24,532	(3,062)	21,766	(85,446)	800,341	(7,648)	123,618

Equity transactions:
Purchase payments received from contract owners (note 3)	296	23,571	-	-	96,573	93,452	2,857	3,856
Transfers between funds	113,559	(31,673)	(5,465)	(24,977)	(270,399)	(70,282)	(47,630)	(32,130)
Redemptions (note 3)	(129,313)	(20,661)	(32,440)	(45,816)	(1,194,107)	(2,036,176)	(116,827)	(110,790)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(66)	-	(78)	(1,219)	(4,522)	(9)	(260)
Adjustments to maintain reserves	(11)	(9)	(32)	(20)	(140)	524	(81)	(20)

Net equity transactions	(15,469)	(28,838)	(37,937)	(70,891)	(1,369,292)	(2,017,004)	(161,690)	(139,344)

Net change in contract owners’ equity	(23,152)	(4,306)	(40,999)	(49,125)	(1,454,738)	(1,216,663)	(169,338)	(15,726)
Contract owners’ equity beginning of period	195,325	199,631	159,598	208,723	6,223,078	7,439,741	606,718	622,444

Contract owners’ equity end of period	$172,173	195,325	118,599	159,598	4,768,340	6,223,078	437,380	606,718

CHANGES IN UNITS:
Beginning units	68,583	79,552	39,017	58,027	526,930	726,603	34,925	43,822
Units purchased	44,036	16,594	1,258	1,005	27,037	158,354	4,092	6,696
Units redeemed	(50,434)	(27,563)	(10,288)	(20,015)	(144,563)	(358,027)	(13,038)	(15,593)

Ending units	62,185	68,583	29,987	39,017	409,404	526,930	25,979	34,925

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVSCS		OVSBS		PMVFAD		PMVLAD
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,997)	(1,690)	183,877	988,665	4,574	587	8,443	9,679
Realized gain (loss) on investments	24,882	(1,485)	60,354	144,504	14,470	(267)	20,007	14,636
Change in unrealized gain (loss) on investments	(30,481)	55,117	(369,289)	514,387	1,818	16,603	(28,435)	78,844
Reinvested capital gains	-	-	127,331	-	2,923	3,547	-	5,826

Net increase (decrease) in contract owners’ equity resulting from operations	(7,596)	51,942	2,273	1,647,556	23,785	20,470	15	108,985

Equity transactions:
Purchase payments received from contract owners (note 3)	4,951	5,000	116,652	95,861	3,301	20,932	1,954	30,463
Transfers between funds	143,177	(23,660)	(798,956)	(109,620)	585,358	288,288	721,834	1,381,817
Redemptions (note 3)	(52,830)	(94,405)	(2,817,244)	(4,151,935)	(112,602)	(15,240)	(923,908)	(1,515,939)
Annuity benefits	-	-	(7,199)	(7,529)	-	-	(6,536)	(6,614)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(2,407)	(9,069)	(112)	(142)	(207)	(542)
Adjustments to maintain reserves	(47)	(33)	(1,121)	15,168	(96)	33	(11)	314

Net equity transactions	95,251	(113,098)	(3,510,275)	(4,167,124)	475,849	293,871	(206,874)	(110,501)

Net change in contract owners’ equity	87,655	(61,156)	(3,508,002)	(2,519,568)	499,634	314,341	(206,859)	(1,516)
Contract owners’ equity beginning of period	264,291	325,447	11,610,758	14,130,326	430,769	116,428	1,765,918	1,767,434

Contract owners’ equity end of period	$351,946	264,291	8,102,756	11,610,758	930,403	430,769	1,559,059	1,765,918

CHANGES IN UNITS:
Beginning units	26,813	37,025	677,118	942,990	36,578	10,695	152,598	161,276
Units purchased	16,430	18,297	25,796	179,631	53,086	30,420	92,418	351,305
Units redeemed	(6,128)	(28,509)	(228,240)	(445,503)	(15,679)	(4,537)	(110,037)	(359,983)

Ending units	37,115	26,813	474,674	677,118	73,985	36,578	134,979	152,598

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PVGIB		PVTIGB		PVTSCB		PVTVB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$103	666	2,663	4,546	(798)	(1,250)	(13,611)	287
Realized gain (loss) on investments	1,991	(1,834)	(27,175)	(42,428)	(138)	(88,067)	101,260	152,949
Change in unrealized gain (loss) on investments	(10,228)	22,739	2,880	48,557	(5,225)	124,956	(345,459)	43,318
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,134)	21,571	(21,632)	10,675	(6,161)	35,639	(257,810)	196,554

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	20	3,499	3,884	14,896	6,873
Transfers between funds	(1,000)	(4,746)	2,107	(8,215)	(3,752)	(22,021)	(134,328)	188,121
Redemptions (note 3)	(26,828)	(37,420)	(50,248)	(33,230)	(20,421)	(74,249)	(287,188)	(212,799)
Annuity benefits	-	-	-	-	(2,861)	(2,547)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3)	(39)	-	(79)	-	(68)	(425)	(156)
Adjustments to maintain reserves	(28)	(9)	(15)	(20)	(18)	(4)	(84)	(18)

Net equity transactions	(27,859)	(42,214)	(48,156)	(41,524)	(23,553)	(95,005)	(407,129)	(17,979)

Net change in contract owners’ equity	(35,993)	(20,643)	(69,788)	(30,849)	(29,714)	(59,366)	(664,939)	178,575
Contract owners’ equity beginning of period	176,960	197,603	174,856	205,705	147,693	207,059	1,374,162	1,195,587

Contract owners’ equity end of period	$140,967	176,960	105,068	174,856	117,979	147,693	709,223	1,374,162

CHANGES IN UNITS:
Beginning units	13,453	17,134	13,155	16,878	9,780	17,044	96,300	100,291
Units purchased	-	2,971	187	1,190	414	427	20,337	69,921
Units redeemed	(2,084)	(6,652)	(3,689)	(4,913)	(1,734)	(7,691)	(55,881)	(73,912)

Ending units	11,369	13,453	9,653	13,155	8,460	9,780	60,756	96,300

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACEG2		ACC2		AVCA2		AVCDI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(20,842)	(27,309)	14,128	(75,615)	(11,988)	(8,846)	(724)	(1,013)
Realized gain (loss) on investments	84,804	168,250	(210,114)	(687,308)	4,809	(30,600)	372	(22,234)
Change in unrealized gain (loss) on investments	(176,252)	185,601	33,422	1,666,640	(79,026)	182,288	(4,181)	37,835
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(112,290)	326,542	(162,564)	903,717	(86,205)	142,842	(4,533)	14,588

Equity transactions:
Purchase payments received from contract owners (note 3)	11,887	15,626	18,605	92,403	2,232	12,839	-	115
Transfers between funds	(832)	(58,099)	(148,197)	(251,089)	(70,314)	(24,368)	(4,569)	(23,599)
Redemptions (note 3)	(431,804)	(911,548)	(1,412,064)	(2,224,568)	(268,450)	(345,407)	(39,088)	(21,365)
Annuity benefits	-	-	-	(355)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(262)	(640)	(206)	(3,575)	(224)	(152)	-	(103)
Adjustments to maintain reserves	(115)	(99)	(569)	(122)	(100)	(92)	(36)	22

Net equity transactions	(421,126)	(954,760)	(1,542,431)	(2,387,306)	(336,856)	(357,180)	(43,693)	(44,930)

Net change in contract owners’ equity	(533,416)	(628,218)	(1,704,995)	(1,483,589)	(423,061)	(214,338)	(48,226)	(30,342)
Contract owners’ equity beginning of period	1,933,473	2,561,691	6,726,954	8,210,543	1,157,006	1,371,344	86,965	117,307

Contract owners’ equity end of period	$1,400,057	1,933,473	5,021,959	6,726,954	733,945	1,157,006	38,739	86,965

CHANGES IN UNITS:
Beginning units	173,486	273,597	531,183	745,932	118,430	160,721	6,135	9,758
Units purchased	12,301	40,679	24,389	106,842	4,216	28,575	12	1,345
Units redeemed	(50,339)	(140,790)	(146,496)	(321,591)	(40,024)	(70,866)	(3,161)	(4,968)

Ending units	135,448	173,486	409,076	531,183	82,622	118,430	2,986	6,135

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AVCD2		AVGI		AVCE2		AVIE2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,404)	(2,783)	(375)	(715)	(3,394)	(5,686)	703	1,923
Realized gain (loss) on investments	7,048	(69,361)	7,934	(921)	5,463	(30,932)	64,807	92,546
Change in unrealized gain (loss) on investments	(16,271)	111,321	(8,623)	23,824	(15,466)	81,939	(89,272)	(57,099)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,627)	39,177	(1,064)	22,188	(13,397)	45,321	(23,762)	37,370

Equity transactions:
Purchase payments received from contract owners (note 3)	(364)	15,158	86	3,817	5,892	40,005	-	-
Transfers between funds	15,731	35,656	(345)	(73,760)	41,098	27,918	-	(42,735)
Redemptions (note 3)	(139,498)	(85,161)	(88,740)	(142,034)	(113,044)	(570,842)	(140,963)	(180,829)
Annuity benefits	(3,616)	(3,241)	-	-	(6,820)	(6,757)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(23)	-	(115)	(30)	(660)	(85)	(65)
Adjustments to maintain reserves	(12)	121	(12)	9	(471)	(33)	8	(12)

Net equity transactions	(127,759)	(37,490)	(89,011)	(212,083)	(73,375)	(510,369)	(141,040)	(223,641)

Net change in contract owners’ equity	(139,386)	1,687	(90,075)	(189,895)	(86,772)	(465,048)	(164,802)	(186,271)
Contract owners’ equity beginning of period	254,212	252,525	288,315	478,210	769,741	1,234,789	433,385	619,656

Contract owners’ equity end of period	$114,826	254,212	198,240	288,315	682,969	769,741	268,583	433,385

CHANGES IN UNITS:
Beginning units	18,466	21,689	26,149	46,564	68,359	123,027	22,521	35,995
Units purchased	5,332	9,689	8	4,436	10,932	32,979	368	4,350
Units redeemed	(14,848)	(12,912)	(7,972)	(24,851)	(17,392)	(87,647)	(7,739)	(17,824)

Ending units	8,950	18,466	18,185	26,149	61,899	68,359	15,150	22,521

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AVMCCI		VWHAR		WRASP		WFVSCG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,300)	(2,960)	(2,654)	(1,019)	(3,091)	1,010	(1,971)	(2,824)
Realized gain (loss) on investments	(14,571)	(46,023)	16,379	94	48,264	33,986	7,432	(3,980)
Change in unrealized gain (loss) on investments	1,272	94,449	(206,046)	56,420	(164,047)	53,615	(20,896)	6,398
Reinvested capital gains	-	-	6,685	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(15,599)	45,466	(185,636)	55,495	(118,874)	88,611	(15,435)	(406)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,115	24,810	104,500	8,632	99,603	152,401	4,399	47,976
Transfers between funds	(4,893)	(187,368)	555,451	327,029	858,554	585,388	31,834	190,451
Redemptions (note 3)	(128,973)	(107,297)	(117,691)	-	(424,649)	(595,397)	(85,372)	(124,806)
Annuity benefits	-	-	-	-	-	-	(3,741)	(3,357)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(120)	-	-	(10)	(173)	(96)	-
Adjustments to maintain reserves	(20)	(1)	(30)	9	(107)	(138)	(15)	630

Net equity transactions	(132,771)	(269,976)	542,230	335,670	533,391	142,081	(52,991)	110,894

Net change in contract owners’ equity	(148,370)	(224,510)	356,594	391,165	414,517	230,692	(68,426)	110,488
Contract owners’ equity beginning of period	347,677	572,187	391,165	-	1,469,249	1,238,557	200,580	90,092

Contract owners’ equity end of period	$199,307	347,677	747,759	391,165	1,883,766	1,469,249	132,154	200,580

CHANGES IN UNITS:
Beginning units	21,857	40,559	33,086	-	115,062	115,948	11,321	6,874
Units purchased	255	4,078	80,392	33,086	90,035	118,721	4,784	40,977
Units redeemed	(8,573)	(22,780)	(36,993)	-	(44,040)	(119,607)	(8,233)	(36,530)

Ending units	13,539	21,857	76,485	33,086	161,057	115,062	7,872	11,321

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVAGF3		NVGWL6		FVGS2		FALFS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$995	2,638	37	-	-	(1,012)	-	14,960
Realized gain (loss) on investments	(4,994)	1,724	(1,204)	-	-	(137,772)	-	(687,471)
Change in unrealized gain (loss) on investments	3,508	(600)	-	-	-	154,334	-	707,289
Reinvested capital gains	1,614	1,664	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,123	5,426	(1,167)	-	-	15,550	-	34,778

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	(15,305)	-	1,294
Transfers between funds	(61,562)	41,709	1,166	-	-	(466,072)	-	(1,023,493)
Redemptions (note 3)	(4,194)	(50,995)	-	-	-	(16,117)	-	(43,059)
Annuity benefits	-	-	-	-	-	(624)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	(241)	-	(35)
Adjustments to maintain reserves	(4)	(1)	1	-	-	10,866	-	(22)

Net equity transactions	(65,760)	(9,287)	1,167	-	-	(487,493)	-	(1,065,315)

Net change in contract owners’ equity	(64,637)	(3,861)	-	-	-	(471,943)	-	(1,030,537)
Contract owners’ equity beginning of period	64,637	68,498	-	-	-	471,943	-	1,030,537

Contract owners’ equity end of period	$-	64,637	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	5,329	6,049	-	-	-	36,281	-	119,548
Units purchased	1,329	3,501	1,582	-	-	45	-	2,468
Units redeemed	(6,658)	(4,221)	(1,582)	-	-	(36,326)	-	(122,016)

Ending units	-	5,329	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FVIE2		AVBV2
	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	58	-	-
Realized gain (loss) on investments	-	7,710	-	-
Change in unrealized gain (loss) on investments	-	(14,509)	-	-
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(6,741)	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	1
Transfers between funds	-	(83,956)	-	-
Redemptions (note 3)	-	(8,536)	-	(1)
Annuity benefits	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-
Adjustments to maintain reserves	-	(34)	-	-

Net equity transactions	-	(92,526)	-	-

Net change in contract owners’ equity	-	(99,267)	-	-
Contract owners’ equity beginning of period	-	99,267	-	-

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	8,430	-	-
Units purchased	-	-	-	-
Units redeemed	-	(8,430)	-	-

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 7
NOTES TO FINANCIAL STATEMENTS December 31, 2011
(1) Background and Summary of Significant Accounting Policies
(a) Organization and Nature of Operations
Nationwide Variable Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.
The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community and other financial institutions.
(b) The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.
With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:
BLACKROCK FUNDS
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
DREYFUS CORPORATION FUNDS
Stock Index Fund, Inc. - Initial Shares (DSIF)
Stock Index Fund, Inc. - Service Shares (DSIFS)
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
MASSACHUSETTS FINANCIAL SERVICES CO.
Investors Growth Stock Series - Service Class (MIGSC)
Mid Cap Growth Series - Service Class (MMCGSC)
New Discovery Series - Service Class (MNDSC)
Value Series - Service Class (MVFSC)
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
MORGAN STANLEY
Core Plus Fixed Income Portfolio - Class II (MSVF2)
U.S. Real Estate Portfolio - Class II (MSVREB)*
MTB GROUP OF FUNDS
Managed Allocation Fund - Moderate Growth II (VFMG2)
NATIONWIDE FUNDS GROUP
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
American Funds NVIT Bond Fund - Class II (GVABD2)
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
American Funds NVIT Growth Fund - Class II (GVAGR2)
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
Federated NVIT High Income Bond Fund - Class III (HIBF3)
NVIT Emerging Markets Fund - Class II (GEM2)
NVIT Emerging Markets Fund - Class VI (GEM6)
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
NVIT Core Bond Fund - Class I (NVCBD1)
NVIT Core Bond Fund - Class II (NVCBD2)
NVIT Core Plus Bond Fund - Class II (NVLCP2)
NVIT Fund - Class II (TRF2)
NVIT Government Bond Fund - Class I (GBF)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Mid Cap Index Fund - Class II (MCIF2)
NVIT Money Market Fund - Class I (SAM)
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
NVIT Multi-Manager Small Company Fund - Class I (SCF)
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
NVIT Large Cap Growth Fund - Class II (NVOLG2)
Templeton NVIT International Value Fund - Class III (NVTIV3)
NVIT Real Estate Fund - Class II (NVRE2)
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
VPS Growth and Income Portfolio - Class B (ALVGIB)
VPS International Value Portfolio - Class B (ALVIVB)
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
(Continued)

NATIONWIDE VARIABLE ACCOUNT- 7
NOTES TO FINANCIAL STATEMENTS December 31, 2011
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Capital Appreciation Fund II - Service Shares (FCA2S)
High Income Bond Fund II - Service Shares (FHIBS)
Kaufmann Fund II - Primary Shares (FVK2)
Quality Bond Fund II - Primary Shares (FQB)
Quality Bond Fund II - Service Shares (FQBS)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Equity-Income Portfolio - Initial Class (FEIP)
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
High Income Portfolio - Initial Class (FHIP)
VIP Fund - Asset Manager Growth Portfolio - Initial Class (FAMGP)
VIP Fund - Asset Manager Growth Portfolio - Service Class (FAMGS)
VIP Fund - Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
VIP Fund - Asset Manager Portfolio - Service Class (FAMS)
VIP Fund - Asset Manager Portfolio - Service Class 2 (FAM2)
VIP Fund - Balanced Portfolio - Initial Class (FBP)
VIP Fund - Balanced Portfolio - Service Class (FBS)
VIP Fund - Balanced Portfolio - Service Class 2 (FB2)
VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)
VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 1 (FDCAS)
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
VIP Fund - Growth & Income Portfolio - Initial Class (FGIP)
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)
VIP Fund - Growth & Income Portfolio - Service Class 2 (FGI2)
VIP Fund - Growth Portfolio - Initial Class (FGP)
VIP Fund - Growth Portfolio - Service Class (FGS)
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
VIP Fund - High Income Portfolio - Service Class (FHIS)
VIP Fund - High Income Portfolio - Service Class 2 (FHI2)
VIP Fund - High Income Portfolio - Service Class 2R (FHI2R)
VIP Fund - High Income Portfolio - Service Class R (FHISR)
VIP Fund - Index 500 Portfolio - Initial Class (FIP)
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)
VIP Fund - Mid Cap Portfolio - Initial Class (FMCP)
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
VIP Fund - Money Market Portfolio - Initial Class (FMMP)
VIP Fund - Overseas Portfolio - Initial Class (FOP)
VIP Fund - Overseas Portfolio - Service Class (FOS)
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
VIP Fund - Value Portfolio - Service Class 2 (FV2)
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
VIP Fund - Value Strategies Portfolio - Service Class 2 (FVS)
VIP Fund - VIP Growth Strategies Portfolio - Service Class (FAGRS)
VIP Fund - VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
Templeton Foreign Securities Fund - Class 1 (TIF)
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Regency Portfolio - S Class Shares (AMRS)*
Socially Responsive Portfolio - I Class Shares (AMSRS)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Global Securities Fund/VA - Class 3 (OVGS3)
Global Securities Fund/VA - Class 4 (OVGS4)
Global Securities Fund/VA - Non-Service Shares (OVGS)
Global Securities Fund/VA - Service Class (OVGSS)
High Income Fund/VA - Class 3 (OVHI3)
High Income Fund/VA - Non-Service Shares (OVHI)
Main Street Fund(R)/VA - Service Class (OVGIS)
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
Global Strategic Income Fund/VA: Service Shares (OVSBS)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
Low Duration Portfolio - Advisor Class (PMVLAD)
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
Putnam VT International Equity Fund - IB Shares (PVTIGB)
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
Putnam VT Voyager Fund - IB Shares (PVTVB)
PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST
Capital Growth Portfolio - Class II (ACEG2)
Comstock Portfolio - Class II (ACC2)
V.I. Basic Value Fund - Series II (AVBV2)*
V.I. Capital Appreciation Fund - Series II (AVCA2)
V.I. Capital Development Fund - Series I (AVCDI)
V.I. Capital Development Fund - Series II (AVCD2)
V.I. Core Equity Fund - Series I (AVGI)
V.I. Core Equity Fund - Series II (AVCE2)
V.I. International Growth Fund - Series II (AVIE2)
V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
WADDELL & REED, INC.
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
WELLS FARGO FUNDS
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
(Continued)

NATIONWIDE VARIABLE ACCOUNT- 7
NOTES TO FINANCIAL STATEMENTS December 31, 2011
* At December 31, 2011, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.
A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.
A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.
The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
(c) Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.
(d) Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.
(e) Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(f) Calculation of Annuity Reserves
At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.
(g) Recently Issued Accounting Standards
FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.
In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.
In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.
In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.
(h) Subsequent Events
The Company evaluated subsequent events through the date the financial statements were issued with the SEC.
(Continued)

NATIONWIDE VARIABLE ACCOUNT- 7
NOTES TO FINANCIAL STATEMENTS December 31, 2011
(2) Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge, not to exceed 7% of purchase payments redeemed and is satisfied by the redemption of units. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value.
The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 7 Options	Nationwide Classic	Nationwide Select		All American Annuity(5)
Variable Account Charges - Recurring	1.30%	1.40%		0.95%
Reduced Purchase Payment Option	-	-		0.25%
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	-	-		0.15%
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	-	-		0.10%
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	-	-		0.05%
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	-	-		0.15%
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options:
Allows enhanced provisions in place of the standard death benefit
One-Year Enhanced	-	-		0.15	%(3)
Greater of One-Year or 5% Enhanced	-	-		0.20	%(3)
One-Year Step Up	-	0.05	%(2)	0.05	%(4)
5% Enhanced	-	0.10	%(2)	0.10	%(4)
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003).
Option 1	-	-		0.45%
Option 2	-	-		0.30%
Extra Value Option (EV)	-	-		0.45%
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	-	-		0.40%
Upon annuitant death, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation Plus Option	-	-		0.50%
Provides a return of principle over the elected program period.

Maximum Variable Account Charges (1)	1.30%	1.50%		3.65%
(1) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
(2)	For contracts issued on or after the later of November 3, 1997 or date permitted by state insurance authorities.
(3)	For contracts issued on or after the later of January 2, 2001 or date permitted by state insurance authorities.
(4)	For contracts issued prior to January 2, 2001 or date prior to state insurance authority approval date.
(5)	Includes Sun Trust, M&T and Compass products.
(Continued)

NATIONWIDE VARIABLE ACCOUNT- 7
NOTES TO FINANCIAL STATEMENTS December 31, 2011
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2011.

	Total	MLVGA3	DSIF	DSIFS	DSRG	MIGSC	MMCGSC	MNDSC

0.95%	$1,541,767	$8,898	$2,307	$7,779	$300	$4,387	$5,803	$5,360
1.00%	558,247	2,267	-	193	-	28	742	970
1.05%	159,745	301	-	199	-	104	116	229
1.10%	1,059,518	3,411	7,200	4,038	1,169	2,168	3,267	5,219
1.15%	410,605	844	42	867	-	2,703	1,828	3,958
1.20%	163,093	415	173	619	-	1,641	1,210	652
1.25%	136,323	4,004	-	1,610	-	1,171	891	633
1.30%	519,752	1,585	-	903	-	874	1,324	2,040
1.35%	77,223	4,327	457	1,083	-	195	650	75
1.40%	2,099,105	2,231	-	463	-	2,305	2,907	7,943
1.45%	113,283	2	-	1,151	-	358	372	21
1.50%	74,081	-	428	-	-	-	24	70
1.55%	107,191	164	-	300	-	78	1,572	1,167
1.60%	202,816	112	-	3,309	-	1,321	1,554	837
1.65%	44,817	17	-	-	-	161	311	268
1.70%	32,213	59	-	18	-	1,340	262	-
1.75%	24,877	-	-	684	-	285	301	439
1.80%	20,734	-	-	40	-	-	-	-
1.85%	4,006	-	-	-	-	-	159	-
1.90%	1,654	-	-	-	-	675	111	-
1.95%	4,876	-	-	-	-	-	375	-
2.00%	19,659	-	-	-	-	-	-	-
2.05%	47	-	-	-	-	-	-	-
2.10%	2,648	-	-	-	-	-	-	-
2.15%	6,041	-	-	-	-	38	-	-
2.20%	186	-	-	-	-	-	-	-

Totals	$7,384,507	$28,637	$10,607	$23,256	$1,469	$19,832	$23,779	$29,881

	MVFSC	MVIVSC	MSVF2	VFMG2	NVAMV2	GVAAA2	GVABD2	GVAGG2

0.95%	$7,521	$536	$1,736	$36,759	$-	$13,699	$8,496	$7,276
1.00%	1,261	90	630	-	20	2,991	1,320	4,612
1.05%	680	62	-	806	-	765	268	624
1.10%	8,166	622	1,228	73,288	1	27,317	4,928	5,095
1.15%	4,424	264	746	9,072	4	2,716	1,749	616
1.20%	1,342	41	94	3,188	5	227	1,066	279
1.25%	423	-	-	316	-	-	105	108
1.30%	2,623	42	63	1,845	-	135	83	1,176
1.35%	178	-	-	2,802	-	2,106	217	31
1.40%	4,095	360	306	736	134	1,288	615	2,082
1.45%	1,068	-	-	-	-	-	-	9
1.50%	168	-	77	640	-	212	720	-
1.55%	1,413	440	-	-	-	-	133	16
1.60%	3,863	-	184	-	-	334	114	80
1.65%	2,226	-	27	-	-	79	-	35
1.70%	864	159	-	-	-	-	-	114
1.75%	707	-	7	-	-	-	-	-
1.80%	48	-	-	-	-	-	1,085	318
1.85%	48	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	370	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-

	$41,488	$2,616	$5,098	$129,452	$164	$51,869	$20,899	$22,471

	GVAGR2	GVAGI2	HIBF3	GEM2	GEM6	NVIE6	NVNMO2	NVNSR1

0.95%	$12,348	$2,937	$323	$3,492	$14,270	$414	$19	$23
1.00%	2,346	1,201	-	-	4,230	85	80	-
1.05%	55	42	-	533	2,221	-	-	-
1.10%	7,426	2,510	1,621	375	5,409	429	456	5
1.15%	1,863	1,245	-	408	2,165	125	-	-
1.20%	364	49	8	131	2,833	45	-	-
1.25%	130	-	-	-	535	-	-	-
1.30%	228	128	-	-	961	-	-	-
1.35%	1,826	1,636	54	-	1,164	-	113	-
1.40%	2,686	267	-	533	11,596	2,443	162	-
1.45%	-	-	-	84	400	25	-	-
1.50%	-	-	-	-	41	-	-	-
1.55%	562	36	-	504	4,183	36	-	-
1.60%	-	-	-	317	630	-	-	-
1.65%	1,399	-	-	-	20	-	-	-
1.70%	51	-	-	-	53	-	-	-
1.75%	-	-	-	-	489	-	-	-
1.80%	715	-	-	-	6	-	-	-
1.85%	-	-	-	43	14	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	879	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-

	$31,999	$10,051	$2,006	$6,420	$52,099	$3,602	$830	$28

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 7
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2

0.95%	$91	$275	$3,251	$630	$572	$11,289	$424	$1,859
1.00%	90	7	-	195	1,107	1,592	-	1,820
1.05%	-	-	-	-	-	235	-	-
1.10%	397	-	2,457	841	1,946	6,740	5,115	4,594
1.15%	-	-	81	2,048	969	5,513	-	-
1.20%	-	250	-	-	-	-	-	-
1.25%	-	-	-	-	1,217	210	-	-
1.30%	-	-	506	-	-	-	-	-
1.35%	-	2	-	1	-	-	-	102
1.40%	-	106	841	78	-	595	78	-
1.45%	-	-	-	-	-	-	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	171	-	-	-	-	-	-	2,399
1.65%	-	-	-	1,033	-	-	-	-
1.70%	-	-	111	-	44	1,097	-	44
1.75%	-	-	-	-	-	152	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-

	$749	$640	$7,247	$4,826	$5,855	$27,423	$5,617	$10,818

	NVCBD1	NVCBD2	NVLCP2	TRF2	GBF	GVIDA	NVDBL2	NVDCA2

0.95%	$-	$1,671	$1,345	$429	$37,994	$16,273	$340	$-
1.00%	-	1,120	179	70	5,919	247	-	-
1.05%	-	96	-	-	3,323	2,022	-	-
1.10%	96	197	977	650	28,396	15,267	2,412	203
1.15%	-	253	28	60	8,643	10,426	-	-
1.20%	-	98	47	163	5,047	1,846	-	-
1.25%	-	30	-	335	2,706	2,030	-	-
1.30%	-	212	756	33	3,354	2,651	-	-
1.35%	106	-	42	-	3,116	672	-	-
1.40%	-	-	247	75	10,105	13,152	1,091	-
1.45%	-	-	-	6	1,837	6,427	-	-
1.50%	-	36	36	-	1,122	-	-	-
1.55%	-	198	31	-	4,605	1,733	-	-
1.60%	-	-	3	108	5,134	13,048	-	-
1.65%	-	-	-	312	650	6,244	-	-
1.70%	-	239	57	7	311	568	278	-
1.75%	-	-	-	-	237	425	-	-
1.80%	-	-	-	-	377	822	-	-
1.85%	-	-	-	-	208	331	459	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	38	46	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	100	-	-

	$202	$4,150	$3,748	$2,248	$123,122	$94,330	$4,580	$203

	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	MCIF2	SAM	NVMIG6

0.95%	$23,622	$121,389	$68,631	$32,042	$1,989	$11,699	$83,436	$70
1.00%	695	6,521	2,751	1,871	-	885	7,518	9
1.05%	1,294	2,552	922	1,373	-	440	4,602	-
1.10%	26,175	127,675	38,137	46,865	4,569	7,211	59,916	32
1.15%	13,724	90,454	30,495	27,143	501	2,879	20,637	10
1.20%	13,804	21,569	10,554	7,564	-	1,193	10,086	-
1.25%	976	22,179	26,621	4,032	-	846	7,258	-
1.30%	11,605	31,406	3,795	13,590	-	1,998	2,249	-
1.35%	1,807	8,156	4,795	955	254	697	2,967	-
1.40%	29,860	94,483	46,144	24,438	-	3,909	9,821	66
1.45%	57	14,181	16,860	2,366	-	954	2,781	-
1.50%	121	1,940	900	1,513	460	-	1,333	-
1.55%	11,679	12,839	7,361	4,090	-	2,114	1,143	-
1.60%	7,187	59,604	16,339	16,294	-	3,562	3,288	-
1.65%	2,656	4,826	6,448	2,297	-	44	811	-
1.70%	1,126	2,668	2,778	2,191	-	60	808	-
1.75%	-	1,076	8,250	592	-	578	536	-
1.80%	552	2,544	2,438	-	-	-	119	-
1.85%	-	632	280	94	-	166	129	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	564	126	-	-	-	-	-
2.00%	-	143	-	-	-	-	3,628	-
2.05%	-	47	-	-	-	-	-	-
2.10%	-	536	1,608	-	-	-	266	-
2.15%	609	-	-	670	-	336	-	-
2.20%	-	-	-	-	-	-	-	-

	$147,549	$627,984	$296,233	$189,980	$7,773	$39,571	$223,332	$187

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 7
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	GVDIV3	GVDIV6	NVMLG2	NVMLV2	NVMMG2	NVMMV2	SCGF2	SCVF

0.95%	$251	$3,674	$111	$11,475	$959	$505	$4,573	$212
1.00%	-	769	-	2,198	48	-	706	-
1.05%	-	245	-	771	-	-	235	-
1.10%	710	2,920	338	5,286	465	802	1,808	1,197
1.15%	-	1,039	-	2,976	22	-	628	-
1.20%	-	529	-	1,698	111	-	355	12
1.25%	-	167	108	1,092	140	107	801	-
1.30%	-	656	-	879	-	-	338	-
1.35%	-	195	-	446	-	-	65	-
1.40%	-	1,075	-	7,226	-	410	947	-
1.45%	-	35	-	424	-	-	-	-
1.50%	-	10	-	1,239	-	-	-	-
1.55%	-	39	-	2,171	-	-	770	-
1.60%	-	-	-	6,063	-	-	602	-
1.65%	-	-	-	381	-	-	57	-
1.70%	-	1	-	857	-	-	146	-
1.75%	-	-	-	512	-	-	-	-
1.80%	-	-	-	173	-	-	-	-
1.85%	-	-	-	-	-	-	2	-
1.90%	-	-	-	265	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	18	-	-	633	-
2.20%	-	-	-	-	-	-	-	-

	$961	$11,354	$557	$46,150	$1,745	$1,824	$12,666	$1,421

	SCVF2	SCF	SCF2	NVSTB2	NVOLG1	NVOLG2	NVTIV3	NVRE2

0.95%	$5,033	$1,414	$5,499	$1,840	$9,379	$161,217	$47	$7,237
1.00%	1,319	-	660	-	-	110,399	289	434
1.05%	618	-	52	-	-	24,316	-	1,328
1.10%	3,511	3,341	5,048	97	10,899	67,509	169	3,929
1.15%	1,177	-	4,472	1,596	-	18,157	-	1,256
1.20%	627	74	1,164	30	181	12,924	-	764
1.25%	553	-	325	-	-	7,099	80	503
1.30%	1,310	-	379	143	121,653	9,764	-	767
1.35%	507	75	110	-	684	5,833	-	354
1.40%	1,406	-	2,695	584	594,737	21,000	69	2,357
1.45%	44	-	328	-	9,114	6,462	-	44
1.50%	223	127	134	36	6,232	3,784	-	150
1.55%	2,280	-	1,075	167	-	6,575	-	545
1.60%	904	-	404	-	-	7,294	-	112
1.65%	12	-	17	-	-	4,205	-	18
1.70%	999	-	389	-	-	3,958	-	-
1.75%	410	-	143	-	-	1,085	-	4
1.80%	4	-	143	-	-	1,806	-	287
1.85%	35	-	-	-	-	193	-	-
1.90%	-	-	-	-	-	299	-	-
1.95%	-	-	129	-	-	1,633	-	-
2.00%	-	-	2,505	-	-	3,538	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	595	-	-
2.20%	-	-	-	-	-	42	-	-

	$20,972	$5,031	$25,671	$4,493	$752,879	$479,687	$654	$20,089

	ALVGIB	ALVIVB	ALVPGB	ALVSVB	DVSCS	FCA2S	FHIBS	FVK2

0.95%	$7,016	$2,375	$3,434	$9,824	$1,349	$4,546	$12,937	$944
1.00%	697	126	190	2,781	-	611	3,587	-
1.05%	199	41	62	3,175	-	119	588	-
1.10%	7,137	896	2,919	10,982	3,459	3,986	14,197	2,339
1.15%	1,983	949	1,206	3,019	27	2,629	7,088	-
1.20%	1,199	92	200	1,311	308	611	2,017	83
1.25%	1,605	163	-	1,035	-	354	916	-
1.30%	1,806	441	1,043	595	-	197	2,549	37
1.35%	583	41	2	538	259	403	302	101
1.40%	2,072	2,178	1,161	8,591	-	240	5,803	-
1.45%	142	-	203	124	-	148	565	-
1.50%	40	-	26	731	267	-	383	769
1.55%	1,012	449	197	2,337	-	12	3,478	-
1.60%	787	1,340	408	1,240	-	656	8,099	-
1.65%	349	102	106	43	-	235	208	-
1.70%	341	331	2	986	-	108	766	-
1.75%	597	-	132	112	-	-	4	-
1.80%	-	32	-	377	-	588	61	-
1.85%	127	-	-	27	-	-	-	-
1.90%	85	-	-	-	-	-	-	-
1.95%	-	65	-	376	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	606	259	-	347	-	-	-	-
2.20%	-	-	-	-	-	-	-	-

	$28,383	$9,880	$11,291	$48,551	$5,669	$15,443	$63,548	$4,273

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 7
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	FQB	FQBS	FEIP	FVSS2	FHIP	FAMGP	FAMGS	FAMG2

0.95%	$6,338	$17,305	$-	$6,107	$-	$-	$5,956	$2,194
1.00%	-	7,778	-	2,076	-	-	7,295	1,862
1.05%	-	-	-	1,079	-	-	243	1
1.10%	18,986	20,968	-	3,366	-	-	150	300
1.15%	58	3,045	-	1,581	-	-	-	-
1.20%	210	2,040	-	1,390	-	-	33	148
1.25%	-	3,219	-	626	-	-	16	43
1.30%	-	6,840	20,954	1,513	17,877	3,632	-	-
1.35%	739	1,050	-	227	-	-	-	-
1.40%	321	3,770	122,923	1,066	116,079	20,730	267	80
1.45%	-	911	2,286	389	1,083	576	-	90
1.50%	916	1,031	5,049	48	4,852	116	-	141
1.55%	176	1,996	-	697	-	-	-	80
1.60%	-	1,678	-	1,535	-	-	-	109
1.65%	-	34	-	106	-	-	-	-
1.70%	-	710	-	202	-	-	-	-
1.75%	-	365	-	515	-	-	-	-
1.80%	-	72	-	1,313	-	-	-	-
1.85%	-	39	-	23	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	28	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-

	$27,744	$72,851	$151,212	$23,887	$139,891	$25,054	$13,960	$5,048

	FAMP	FAMS	FAM2	FBP	FBS	FB2	FDCA2

0.95%	$-	$8,880	$3,541	$-	$20,268	$6,606	$3,369
1.00%	-	6,879	3,948	-	16,600	5,211	1,065
1.05%	-	4,211	2	-	3,452	240	323
1.10%	-	-	582	-	448	6,779	4,444
1.15%	-	-	2,093	-	49	1,162	698
1.20%	-	-	370	-	8	313	643
1.25%	-	-	264	-	-	1,121	911
1.30%	5,164	-	-	35,118	-	27	-
1.35%	-	-	-	-	-	598	74
1.40%	28,519	-	664	193,287	-	963	776
1.45%	481	-	75	1,647	-	99	63
1.50%	355	-	401	3,086	-	470	279
1.55%	-	-	-	-	-	262	33
1.60%	-	-	281	-	-	957	90
1.65%	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	70
1.75%	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-

	$34,519	$19,970	$12,221	$233,138	$40,825	$24,808	$12,838

	FDCAS	FEIS	FEI2	FGIP	FGIS	FGI2

0.95%	$1,437	$42,106	$43,109	$-	$27,280	$12,207
1.00%	54	23,443	9,903	-	25,139	5,568
1.05%	-	9,565	2,172	-	13,374	1,237
1.10%	-	13,646	35,302	-	-	10,831
1.15%	-	94	16,937	-	77	2,197
1.20%	36	338	5,876	-	43	3,042
1.25%	-	103	10,261	-	285	1,989
1.30%	-	89	4,335	11,158	12	1,189
1.35%	-	1,513	2,252	-	-	470
1.40%	-	777	10,135	61,769	97	2,304
1.45%	-	1,354	1,621	2,593	-	436
1.50%	-	807	1,404	1,497	-	97
1.55%	-	-	3,016	-	-	564
1.60%	-	-	3,530	-	-	1,815
1.65%	-	-	1,343	-	-	-
1.70%	-	-	1,494	-	-	2
1.75%	-	-	628	-	-	228
1.80%	-	-	1,035	-	-	-
1.85%	-	-	21	-	-	-
1.90%	-	-	131	-	-	88
1.95%	-	-	-	-	-	-
2.00%	-	-	3,612	-	-	-
2.05%	-	-	-	-	-	-
2.10%	-	-	78	-	-	-
2.15%	-	-	252	-	-	231
2.20%	-	-	44	-	-	-

	$1,527	$93,835	$158,491	$77,017	$66,307	$44,495

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 7
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	FGP	FGS	FG2	FHIPR	FHIS	FHI2	FHI2R	FHISR

0.95%	$-	$45,492	$28,876	$-	$23,084	$13,165	$5,068	$2,781
1.00%	-	53,693	12,275	-	15,784	4,550	202	808
1.05%	-	11,977	1,303	-	5,304	1,212	-	1,035
1.10%	-	705	18,967	-	242	8,734	2,460	-
1.15%	-	91	7,997	-	181	4,966	1,333	3
1.20%	-	348	5,214	-	30	1,825	591	8
1.25%	-	459	2,221	-	-	1,364	333	-
1.30%	28,409	74	531	-	-	747	3,405	-
1.35%	-	70	1,545	-	-	284	788	-
1.40%	116,506	147	4,474	15,972	7	1,848	1,007	-
1.45%	6,670	17	457	458	1,003	440	-	-
1.50%	6,573	590	240	528	603	493	1	-
1.55%	-	-	2,633	-	-	1,185	2,127	-
1.60%	-	76	3,156	-	-	439	-	-
1.65%	-	172	711	-	-	115	-	-
1.70%	-	-	497	-	-	-	15	-
1.75%	-	-	250	-	-	11	-	-
1.80%	-	-	840	-	-	75	14	-
1.85%	-	-	6	-	-	4	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-

	$158,158	$113,911	$92,193	$16,958	$46,238	$41,457	$17,344	$4,635

	FIP	FIGBP	FMCP	FMCS	FMC2	FMMP	FOP	FOS

0.95%	$66,180	$42,033	$-	$37,376	$66,306	$27,581	$-	$13,163
1.00%	38,649	23,338	-	28,670	21,207	7,342	-	16,538
1.05%	11,823	14,293	-	5,374	2,404	3,641	-	1,466
1.10%	9,215	8,392	-	1,289	49,474	4,373	-	149
1.15%	1,571	2,885	-	278	10,139	916	-	124
1.20%	1,212	1,514	-	349	7,159	146	-	55
1.25%	472	465	-	267	4,347	-	-	60
1.30%	20,667	27,126	40,375	-	3,975	16,305	22,484	11
1.35%	664	88	-	-	2,836	-	-	-
1.40%	107,145	98,138	-	-	14,564	81,516	111,870	50
1.45%	5,645	2,858	-	1,440	3,902	344	1,378	510
1.50%	4,987	1,812	-	205	2,442	6,191	899	-
1.55%	445	353	-	-	6,923	-	-	-
1.60%	115	2	-	-	4,983	3	-	-
1.65%	632	1	-	198	1,471	-	-	-
1.70%	224	47	-	-	880	-	-	-
1.75%	-	-	-	-	727	-	-	-
1.80%	-	-	-	-	3,379	-	-	-
1.85%	-	-	-	33	75	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	58	-	-	-
2.00%	-	-	-	-	2,567	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	405	-	-	-
2.20%	-	-	-	-	-	-	-	-

	$269,646	$223,345	$40,375	$75,479	$210,223	$148,358	$136,631	$32,126

	FO2	FO2R	FOSR	FV2	FVSS	FVS	FAGRS	FAGR2

0.95%	$8,317	$7,789	$2,599	$1,005	$1,354	$1,381	$300	$1,673
1.00%	5,194	2,429	756	416	-	838	320	376
1.05%	-	314	231	547	-	117	-	-
1.10%	3,643	5,891	807	1,704	1,065	-	-	1,309
1.15%	844	2,848	-	700	262	-	-	1,669
1.20%	1,183	1,102	12	107	-	-	-	673
1.25%	207	288	-	-	-	-	-	11
1.30%	76	1,609	-	-	-	-	-	-
1.35%	23	704	18	85	-	-	-	230
1.40%	999	1,780	-	314	-	-	-	1,024
1.45%	-	-	1,004	131	-	-	-	220
1.50%	278	266	-	-	-	-	-	31
1.55%	564	591	-	-	-	-	-	44
1.60%	243	136	-	-	-	-	-	-
1.65%	238	10	-	-	-	-	-	-
1.70%	101	104	-	-	-	-	-	3
1.75%	-	113	-	5	-	-	-	58
1.80%	-	-	-	-	-	-	-	149
1.85%	156	67	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	160	-	-	-	-	-	-
2.15%	296	-	-	-	-	-	-	249
2.20%	-	-	-	-	-	-	-	-

	$22,362	$26,201	$5,427	$5,014	$2,681	$2,336	$620	$7,719

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 7
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	FTVRDI	TIF	FTVFA2	AMSRS	OVGS3	OVGS4	OVGS	OVGSS

0.95%	$3,226	$537	$1,074	$1,045	$1,612	$10,609	$434	$6,075
1.00%	-	-	90	312	-	4,698	-	813
1.05%	-	59	-	-	-	2,921	-	38
1.10%	8,708	2,475	874	200	3,782	7,414	1,539	7,667
1.15%	-	-	1,283	105	-	4,292	-	5,985
1.20%	319	-	192	66	9	1,275	-	487
1.25%	-	-	-	96	-	1,956	-	324
1.30%	58	-	33	147	-	2,347	-	1,218
1.35%	601	81	-	-	157	3,289	24	130
1.40%	4	-	428	816	-	2,117	-	2,399
1.45%	-	-	-	3	-	27	-	116
1.50%	394	-	-	200	378	59	-	170
1.55%	-	-	-	-	-	608	-	466
1.60%	-	-	-	-	-	961	-	1,563
1.65%	-	-	-	-	-	117	-	337
1.70%	-	-	-	197	-	519	-	357
1.75%	-	-	-	-	-	39	-	-
1.80%	-	-	-	105	-	7	-	-
1.85%	-	-	-	-	-	4	-	6
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	141	-	690
2.00%	-	-	-	-	-	2,703	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-

	$13,310	$3,152	$3,974	$3,292	$5,938	$46,103	$1,997	$28,841

	OVHI3	OVHI	OVGIS	OVSC	OVSCS	OVSBS	PMVFAD	PMVLAD

0.95%	$621	$409	$16,604	$1,554	$473	$35,176	$877	$4,080
1.00%	-	-	1,010	-	178	4,172	1,465	5,408
1.05%	-	-	364	115	153	1,865	76	92
1.10%	2,142	869	14,988	3,466	1,298	23,932	985	2,897
1.15%	-	108	5,622	100	107	16,210	174	997
1.20%	-	15	3,779	33	419	3,836	-	31
1.25%	-	-	2,118	-	-	2,679	145	304
1.30%	-	-	1,692	-	71	4,319	-	771
1.35%	-	31	1,068	41	80	2,290	84	1,951
1.40%	-	48	5,067	-	306	5,784	2,975	480
1.45%	-	-	2,383	-	-	1,427	-	2
1.50%	-	-	407	-	1	432	-	-
1.55%	-	-	1,397	-	-	695	-	-
1.60%	-	-	3,722	-	-	3,801	-	-
1.65%	-	-	538	-	-	971	-	17
1.70%	-	-	100	-	-	388	-	-
1.75%	-	-	504	-	-	560	121	123
1.80%	-	-	184	-	-	52	-	-
1.85%	-	-	50	-	-	179	-	17
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	231	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-

	$2,763	$1,480	$61,828	$5,309	$3,086	$108,768	$6,902	$17,170

	PVGIB	PVTIGB	PVTSCB	PVTVB	ACEG2	ACC2	AVCA2	AVCDI

0.95%	$556	$223	$457	$1,649	$4,277	$16,430	$1,239	$212
1.00%	-	27	-	229	405	3,465	124	-
1.05%	-	-	-	-	19	286	7	-
1.10%	313	992	549	4,487	2,044	16,527	2,728	512
1.15%	68	-	-	152	2,676	4,487	1,714	-
1.20%	61	-	-	242	571	1,831	1,052	-
1.25%	-	-	-	87	1,695	3,246	640	-
1.30%	397	-	-	1,084	832	2,592	492	-
1.35%	9	186	54	101	155	644	45	-
1.40%	-	-	-	4,384	4,949	8,903	1,499	-
1.45%	-	-	-	20	407	1,562	282	-
1.50%	-	-	359	58	77	866	-	-
1.55%	179	-	-	456	148	757	770	-
1.60%	-	-	-	280	1,146	2,802	609	-
1.65%	214	-	-	-	778	948	231	-
1.70%	6	-	-	2	95	1,247	140	-
1.75%	-	-	-	380	437	1,276	326	-
1.80%	-	-	-	-	-	728	78	-
1.85%	-	-	-	-	131	248	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	321	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	254	12	-
2.20%	-	-	-	-	-	-	-	-

	$1,803	$1,428	$1,419	$13,611	$20,842	$69,420	$11,988	$724

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 7
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	AVCD2	AVGI	AVCE2	AVIE2	AVMCCI	VWHAR	WRASP	WFVSCG

0.95%	$555	$802	$1,736	$1,208	$546	$2,323	$2,623	$400
1.00%	106	-	149	4	-	975	3,379	485
1.05%	-	-	-	14	-	-	1,117	61
1.10%	26	1,677	1,956	734	2,314	2,552	4,150	321
1.15%	14	-	464	1,046	25	208	1,877	366
1.20%	883	179	205	122	36	60	375	104
1.25%	-	-	122	-	-	147	18	-
1.30%	169	-	108	204	-	386	408	-
1.35%	9	69	4	68	123	50	537	-
1.40%	46	-	2,114	164	-	1,665	2,076	48
1.45%	-	-	167	64	-	-	50	-
1.50%	-	-	-	-	-	-	-	-
1.55%	582	-	1,173	63	-	257	261	186
1.60%	14	-	333	193	-	124	419	-
1.65%	-	-	-	30	-	-	8	-
1.70%	-	-	259	57	-	-	306	-
1.75%	-	-	171	38	-	121	124	-
1.80%	-	-	164	4	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-

	$2,404	$2,727	$9,125	$4,013	$3,044	$8,868	$17,728	$1,971

	NVAGF3	NVGWL6

0.95%	$44	$-
1.00%	71	-
1.05%	5	-
1.10%	19	-
1.15%	-	-
1.20%	-	-
1.25%	-	-
1.30%	-	-
1.35%	-	-
1.40%	49	104
1.45%	-	-
1.50%	-	-
1.55%	-	-
1.60%	-	-
1.65%	-	-
1.70%	-	-
1.75%	-	-
1.80%	-	-
1.85%	-	-
1.90%	-	-
1.95%	-	-
2.00%	-	-
2.05%	-	-
2.10%	-	-
2.15%	-	-
2.20%	-	-

	$188	$104

(3) Related Party Transactions
The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.
Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2011 and 2010, total transfers to the Account from the fixed account were $5,331,156 and $6,344,846, respectively, and total transfers from the Account to the fixed account were $15,530,100 and $16,664,297, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.
For guaranteed minimum death benefits, the Company contributed $1,186,519 and $1,846,449 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.
(4) Fair Value Measurement
FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.
In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 7
NOTES TO FINANCIAL STATEMENTS December 31, 2011

The Account categorizes financial assets recorded at fair value as follows:
• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.
• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.
The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.
The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$541,293,869	$0	$0	$541,293,869
The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.
The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

	Purchases of Investments	Sales of Investments
Variable Series Funds, Inc.F - Global Allocation V.I. Fund - Class III (MLVGA3)	$1,438,296	$237,077
Stock Index Fund, Inc. - Initial Shares (DSIF)	107,970	425,267
Stock Index Fund, Inc. - Service Shares (DSIFS)	338,642	522,055
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	1,448	75,936
Investors Growth Stock Series - Service Class (MIGSC)	34,130	503,071
Mid Cap Growth Series - Service Class (MMCGSC)	90,667	861,258
New Discovery Series - Service Class (MNDSC)	699,584	1,084,871
Value Series - Service Class (MVFSC)	275,429	1,179,464
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)	360,329	175,792
Core Plus Fixed Income Portfolio - Class II (MSVF2)	129,271	284,083
Managed Allocation Fund - Moderate Growth II (VFMG2)	203,262	3,506,908
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	2,651	8,872
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	407,256	1,332,775
American Funds NVIT Bond Fund - Class II (GVABD2)	386,257	921,681
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	201,572	742,867
American Funds NVIT Growth Fund - Class II (GVAGR2)	491,290	800,288
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	229,610	392,318
Federated NVIT High Income Bond Fund - Class III (HIBF3)	64,304	234,952
NVIT Emerging Markets Fund - Class II (GEM2)	2,602	183,083
NVIT Emerging Markets Fund - Class VI (GEM6)	600,297	3,587,982
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	327,599	293,941
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	15,579	60,550
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	19,490	13,173
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	75,210	112,883
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	36,633	20,301
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	192,500	220,284
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	210,634	243,791
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	50,674	56,989
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	732,112	1,026,548
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	24,435	11,360
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	219,791	926,269
NVIT Core Bond Fund - Class I (NVCBD1)	513	208
NVIT Core Bond Fund - Class II (NVCBD2)	222,451	239,245
NVIT Core Plus Bond Fund - Class II (NVLCP2)	599,332	343,424
NVIT Fund - Class II (TRF2)	2,751	97,995
NVIT Government Bond Fund - Class I (GBF)	1,119,120	4,087,903
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	308,010	2,240,696
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	71,208	94,091
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	379	8,650
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	826,419	4,088,730
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	1,639,852	18,609,330
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	1,166,365	8,806,499
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	1,028,791	5,031,952
NVIT Mid Cap Index Fund - Class I (MCIF)	136,917	425,934
NVIT Mid Cap Index Fund - Class II (MCIF2)	572,533	1,078,946
NVIT Money Market Fund - Class I (SAM)	9,694,976	11,949,671
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	132	15,905
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	6,119	70,516
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	56,073	340,734
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	-	34,123
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	162,934	1,077,780
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	12,399	117,658
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	21,925	35,266
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	247,212	430,516
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	1,478	35,690
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	71,345	771,270
NVIT Multi-Manager Small Company Fund - Class I (SCF)	25,415	115,001
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	28,674	789,642
NVIT Short Term Bond Fund - Class II (NVSTB2)	37,163	361,758
NVIT Large Cap Growth Fund - Class I (NVOLG1)	619,918	12,018,429
NVIT Large Cap Growth Fund - Class II (NVOLG2)	519,551	10,997,595
Templeton NVIT International Value Fund - Class III (NVTIV3)	8,887	28,435
NVIT Real Estate Fund - Class II (NVRE2)	211,314	605,828
VPS Growth and Income Portfolio - Class B (ALVGIB)	61,162	909,069
VPS International Value Portfolio - Class B (ALVIVB)	27,603	294,474
VPS Large Cap Growth Portfolio - Class B (ALVPGB)	72,282	295,153
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	108,345	1,753,704

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 7
NOTES TO FINANCIAL STATEMENTS December 31, 2011

Small Cap Stock Index Portfolio - Service Shares (DVSCS)		54,609	193,710
Capital Appreciation Fund II - Service Shares (FCA2S)		42,321	510,878
High Income Bond Fund II - Service Shares (FHIBS)		1,017,234	2,162,218
Kaufmann Fund II - Primary Shares (FVK2)		27,842	91,040
Quality Bond Fund II - Primary Shares (FQB)		252,735	912,826
Quality Bond Fund II - Service Shares (FQBS)		743,670	1,809,149
Contrafund Portfolio - Service Class 2 (FC2)		-	184
Equity-Income Portfolio - Initial Class (FEIP)		576,300	2,017,845
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)		199,406	818,060
High Income Portfolio - Initial Class (FHIP)		679,781	1,952,069
VIP Fund - Asset Manager Growth Portfolio - Initial Class (FAMGP)		79,875	309,437
VIP Fund - Asset Manager Growth Portfolio - Service Class (FAMGS)		23,429	326,715
VIP Fund - Asset Manager Growth Portfolio - Service Class 2 (FAMG2)		28,439	126,922
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)		137,531	465,281
VIP Fund - Asset Manager Portfolio - Service Class (FAMS)		199,785	213,419
VIP Fund - Asset Manager Portfolio - Service Class 2 (FAM2)		81,855	128,045
VIP Fund - Balanced Portfolio - Initial Class (FBP)		618,593	3,567,004
VIP Fund - Balanced Portfolio - Service Class (FBS)		112,303	1,065,875
VIP Fund - Balanced Portfolio - Service Class 2 (FB2)		118,924	653,142
VIP Fund - Contrafund Portfolio - Initial Class (FCP)		-	96
VIP Fund - Contrafund Portfolio - Service Class (FCS)		87,455	91,004
VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)		207,017	648,487
VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 1 (FDCAS)		295	34,821
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)		266,247	1,963,998
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)		483,884	3,578,209
VIP Fund - Growth & Income Portfolio - Initial Class (FGIP)		205,719	1,023,587
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)		409,692	1,303,723
VIP Fund - Growth & Income Portfolio - Service Class 2 (FGI2)		210,211	1,084,930
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)		20,020	32,900
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)		48,437	50,927
VIP Fund - Growth Opportunities Portfolio - Service Class 2 (FGO2)		-	706
VIP Fund - Growth Portfolio - Initial Class (FGP)		414,221	2,160,394
VIP Fund - Growth Portfolio - Service Class (FGS)		141,679	2,091,224
VIP Fund - Growth Portfolio - Service Class 2 (FG2)		173,804	1,933,817
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)		529,656	367,730
VIP Fund - High Income Portfolio - Service Class (FHIS)		294,879	886,819
VIP Fund - High Income Portfolio - Service Class 2 (FHI2)		233,642	1,051,266
VIP Fund - High Income Portfolio - Service Class 2R (FHI2R)		524,852	682,497
VIP Fund - High Income Portfolio - Service Class R (FHISR)		100,609	98,975
VIP Fund - Index 500 Portfolio - Initial Class (FIP)		1,727,661	3,706,314
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)		1,840,436	5,399,985
VIP Fund - Mid Cap Portfolio - Initial Class (FMCP)		83,581	461,224
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)		342,640	2,211,471
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)		611,674	5,843,802
VIP Fund - Money Market Portfolio - Initial Class (FMMP)		2,450,388	5,237,387
VIP Fund - Overseas Portfolio - Initial Class (FOP)		325,270	1,991,065
VIP Fund - Overseas Portfolio - Service Class (FOS)		46,142	614,927
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)		27,316	304,581
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)		141,572	857,797
VIP Fund - Overseas Portfolio - Service Class R (FOSR)		39,412	121,065
VIP Fund - Value Portfolio - Service Class 2 (FV2)		67,192	135,164
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)		3,409	60,991
VIP Fund - Value Strategies Portfolio - Service Class 2 (FVS)		39,602	93,547
VIP Fund - VIP Growth Strategies Portfolio - Service Class (FAGRS)		2,724	15,115
VIP Fund - VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)		13,682	339,256
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)		82,270	448,804
Templeton Foreign Securities Fund - Class 1 (TIF)		5,795	80,607
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)		89,878	208,399
Socially Responsive Portfolio - I Class Shares (AMSRS)		79,579	125,483
Capital Appreciation Fund/VA - Service Class (OVCAFS)		-	335
Global Securities Fund/VA - Class 3 (OVGS3)		27,802	92,258
Global Securities Fund/VA - Class 4 (OVGS4)		255,003	1,691,819
Global Securities Fund/VA - Non-Service Shares (OVGS)		2,566	52,393
Global Securities Fund/VA - Service Class (OVGSS)		28,976	642,623
High Income Fund/VA - Class 3 (OVHI3)		143,785	134,475
High Income Fund/VA - Non-Service Shares (OVHI)		13,686	39,421
Main Street Fund(R)/VA - Service Class (OVGIS)		123,216	1,520,403
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)		41,225	204,622
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)		143,381	50,151
Global Strategic Income Fund/VA: Service Shares (OVSBS)		571,160	3,771,327
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)		666,047	182,582
Low Duration Portfolio - Advisor Class (PMVLAD)		952,165	1,150,629
Putnam VT Growth and Income Fund - IB Shares (PVGIB)		1,906	29,674
Putnam VT International Equity Fund - IB Shares (PVTIGB)		6,074	51,579
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)		6,633	30,979
Putnam VT Voyager Fund - IB Shares (PVTVB)		243,795	664,542
Capital Growth Portfolio - Class II (ACEG2)		69,712	511,761
Comstock Portfolio - Class II (ACC2)		139,274	1,667,690
V.I. Capital Appreciation Fund - Series II (AVCA2)		2,813	351,705
V.I. Capital Development Fund - Series I (AVCDI)		149	44,542
V.I. Capital Development Fund - Series II (AVCD2)		64,778	194,985
V.I. Core Equity Fund - Series I (AVGI)		2,355	91,749
V.I. Core Equity Fund - Series II (AVCE2)		117,311	194,130
V.I. International Growth Fund - Series II (AVIE2)		4,716	145,135
V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)		2,529	137,602
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)		887,103	340,840
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)		1,063,677	533,381
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)		78,700	133,686
AllianceBernstein NVIT Global Fixed Income Fund - Class III(obsolete) (NVAGF3)		19,190	82,344
Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)		23,829	22,626

	Total	$50,729,802	$187,677,410

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 7
NOTES TO FINANCIAL STATEMENTS December 31, 2011
(5) Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-7
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2011	0.95% to 1.70%	223,926	$ 12.56 to $ 12.30	$ 2,799,332	2.60%	-4.55% to -5.27%
2010	0.95% to 1.60%	140,639	13.16 to 13.01	1,845,529	1.47%	8.72% to 8.01%
2009	0.95% to 1.85%	101,563	12.10 to 12.03	1,227,427	2.97%	21.01% to 20.32%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2011	0.95% to 1.55%	60,844	13.07 to 10.16	784,413	1.72%	0.91% to 0.36%
2010	0.95% to 1.55%	87,671	12.95 to 10.12	1,100,324	1.75%	13.75% to 13.15%
2009	0.95% to 1.55%	132,305	11.38 to 8.95	1,414,531	1.91%	25.13% to 24.21%
2008	0.95% to 1.65%	165,235	9.10 to 7.15	1,399,433	2.10%	-37.74% to -38.24%
2007	0.95% to 1.65%	178,617	14.61 to 11.57	2,450,522	1.75%	4.25% to 3.57%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2011	0.95% to 1.80%	133,351	14.44 to 13.40	1,891,826	1.56%	0.66% to -0.21%
2010	0.95% to 2.05%	147,732	14.35 to 13.23	2,080,342	1.52%	13.45% to 12.28%
2009	0.95% to 2.35%	201,886	12.65 to 11.53	2,505,612	1.85%	24.85% to 22.91%
2008	0.95% to 2.35%	225,035	10.13 to 9.38	2,239,942	1.70%	-37.92% to -38.86%
2007	0.95% to 2.35%	296,978	16.32 to 15.34	4,773,801	1.51%	3.99% to 2.57%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2011	0.95% to 1.10%	8,467	12.12 to 11.95	101,540	1.05%	-0.06% to -0.21%
2010	0.95% to 1.40%	14,745	12.13 to 8.80	175,064	0.96%	13.73% to 13.30%
2009	0.95% to 1.55%	28,301	10.67 to 7.67	275,271	0.93%	32.49% to 31.56%
2008	0.95% to 1.55%	29,659	8.05 to 5.83	218,296	0.76%	-35.05% to -35.49%
2007	0.95% to 1.55%	33,739	12.39 to 9.04	387,061	0.54%	6.76% to 6.16%
Investors Growth Stock Series - Service Class (MIGSC)
2011	0.95% to 1.75%	127,908	11.28 to 10.41	1,409,468	0.25%	-0.58% to -1.38%
2010	0.95% to 2.60%	169,342	11.35 to 9.77	1,865,024	0.30%	11.09% to 9.33%
2009	0.95% to 2.60%	217,516	10.22 to 8.94	2,150,679	0.46%	37.77% to 35.34%
2008	0.95% to 2.60%	296,075	7.42 to 6.61	2,125,271	0.30%	-37.58% to -38.67%
2007	0.95% to 2.60%	381,774	11.88 to 10.77	4,413,592	0.09%	9.96% to 8.18%
Mid Cap Growth Series - Service Class (MMCGSC)
2011	0.95% to 1.95%	184,236	8.72 to 7.89	1,569,063	0.00%	-7.05% to -7.99%
2010	0.95% to 2.35%	266,237	9.38 to 8.24	2,436,871	0.00%	27.98% to 26.32%
2009	0.95% to 2.35%	358,057	7.33 to 6.53	2,556,546	0.00%	39.91% to 37.60%
2008	0.95% to 2.35%	433,328	5.24 to 4.74	2,209,695	0.00%	-52.05% to -52.80%
2007	0.95% to 2.45%	546,746	10.93 to 9.99	5,826,934	0.00%	8.46% to 6.86%
New Discovery Series - Service Class (MNDSC)
2011	0.95% to 1.65%	134,957	13.69 to 12.76	1,808,690	0.00%	-11.34% to -11.97%
2010	0.95% to 1.75%	181,790	15.44 to 14.37	2,743,247	0.00%	34.65% to 33.56%
2009	0.95% to 2.05%	202,161	11.47 to 10.49	2,264,792	0.00%	61.37% to 59.45%
2008	0.95% to 2.05%	206,391	7.11 to 6.58	1,437,560	0.00%	-40.09% to -40.84%
2007	0.95% to 2.45%	265,727	11.86 to 10.85	3,095,070	0.00%	1.27% to -0.21%
Value Series - Service Class (MVFSC)
2011	0.95% to 1.95%	211,567	14.19 to 12.84	2,920,837	1.18%	-1.41% to -2.40%
2010	0.95% to 2.05%	276,669	14.40 to 13.05	3,892,801	1.43%	10.16% to 9.01%
2009	0.95% to 2.05%	386,745	13.07 to 11.97	4,924,645	1.25%	21.29% to 19.81%
2008	0.95% to 2.20%	450,686	10.77 to 9.89	4,737,336	1.12%	-33.38% to -34.28%
2007	0.95% to 2.25%	631,815	16.17 to 15.00	9,996,966	0.85%	6.57% to 5.23%
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2011	0.95% to 1.70%	23,076	10.48 to 10.35	241,030	1.42%	-2.71% to -3.44%
2010	0.95% to 1.40%	7,202	10.77 to 10.74	77,512	0.00%	7.75% to 7.42%	****
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2011	0.95% to 1.75%	36,118	12.23 to 11.40	437,411	3.52%	4.40% to 3.56%
2010	0.95% to 2.05%	50,365	11.71 to 10.76	582,799	5.19%	5.84% to 4.71%
2009	0.95% to 2.10%	87,666	11.07 to 10.24	955,504	8.81%	8.34% to 7.08%
2008	0.95% to 2.15%	136,564	10.21 to 9.54	1,378,702	4.77%	-11.31% to -12.40%
2007	0.95% to 2.15%	171,376	11.52 to 10.89	1,945,108	4.27%	4.21% to 2.97%
U.S. Real Estate Portfolio - Class II (MSVREB)
2008	0.95% to 2.10%	130,116	13.69 to 13.57	1,782,289	2.72%	-38.64% to - 39.46%
2007	0.95% to 2.30%	177,081	22.32 to 22.19	3,981,623	0.92%	-18.06% to -19.14%
Managed Allocation Fund - Moderate Growth II (VFMG2)
2011	0.95% to 1.80%	796,216	12.08 to 11.13	9,504,014	1.45%	-6.40% to -7.17%
2010	0.95% to 1.80%	1,066,389	12.90 to 11.99	13,596,438	0.67%	9.50% to 8.64%
2009	0.95% to 1.85%	1,286,972	11.78 to 11.00	14,978,687	0.01%	24.43% to 23.21%
2008	0.95% to 1.85%	1,828,065	9.47 to 8.92	17,103,103	1.25%	-29.75% to -30.43%
2007	0.95% to 1.85%	2,255,144	13.48 to 12.83	30,079,842	2.04%	5.87% to 4.95%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2011	1.10% to 1.40%	896	13.86 to 13.75	12,333	1.49%	-0.62% to -0.92%
2010	1.00% to 1.40%	1,295	13.97 to 13.87	18,000	0.22%	12.02% to 11.57%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2011	0.95% to 1.65%	412,268	$ 10.40 to $ 9.99	$ 4,258,036	1.43%	-0.03% to -0.73%
2010	0.95% to 1.65%	502,659	10.40 to 10.07	5,200,988	1.55%	10.95% to 10.17%
2009	0.95% to 2.10%	651,642	9.38 to 8.97	6,061,808	0.08%	22.24% to 20.72%
2008	0.95% to 2.10%	567,533	7.67 to 7.43	4,322,499	2.30%	-30.44% to -31.30%
2007	0.95% to 2.05%	615,213	11.03 to 10.83	6,748,999	2.54%	5.13% to 4.00%
American Funds NVIT Bond Fund - Class II (GVABD2)
2011	0.95% to 1.80%	166,344	11.65 to 11.09	1,921,571	2.36%	4.72% to 3.83%
2010	0.95% to 1.80%	216,731	11.12 to 10.68	2,396,198	2.06%	4.98% to 4.08%
2009	0.95% to 1.85%	273,839	10.59 to 10.25	2,876,845	0.36%	11.08% to 10.07%
2008	0.95% to 1.85%	227,907	9.54 to 9.31	2,155,354	5.12%	-10.73% to -11.55%
2007	0.95% to 1.85%	202,671	10.68 to 10.52	2,152,938	8.99%	2.00% to 1.09%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2011	0.95% to 1.80%	163,280	10.30 to 9.81	1,670,876	1.01%	-10.17% to -10.94%
2010	0.95% to 1.80%	210,497	11.47 to 11.02	2,400,484	0.85%	10.24% to 9.30%
2009	0.95% to 2.10%	265,398	10.40 to 9.96	2,741,327	0.00%	40.26% to 38.48%
2008	0.95% to 2.10%	283,306	7.42 to 7.19	2,089,363	2.49%	-39.22% to -39.98%
2007	0.95% to 2.10%	300,663	12.20 to 11.98	3,652,423	2.97%	13.27% to 12.03%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2011	0.95% to 1.80%	261,053	9.58 to 9.13	2,483,268	0.27%	-5.59% to -6.40%
2010	0.95% to 1.80%	292,377	10.15 to 9.75	2,949,018	0.17%	17.07% to 16.07%
2009	0.95% to 2.10%	296,662	8.67 to 8.29	2,550,130	0.00%	37.46% to 35.65%
2008	0.95% to 2.10%	276,634	6.31 to 6.11	1,732,572	2.01%	-44.74% to -45.45%
2007	0.95% to 2.10%	235,969	11.41 to 11.20	2,681,557	0.60%	10.83% to 9.60%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2011	0.95% to 1.55%	79,874	8.31 to 8.08	660,733	1.08%	-3.16% to -3.75%
2010	0.95% to 1.55%	101,249	8.58 to 8.39	865,342	0.98%	9.92% to 9.26%
2009	0.95% to 1.85%	128,907	7.81 to 7.60	1,001,949	0.00%	29.45% to 28.11%
2008	0.95% to 2.05%	86,788	6.03 to 5.91	520,920	2.80%	-38.65% to -39.41%
2007	0.95% to 1.75%	38,038	9.83 to 9.78	373,398	2.45%	-1.71% to -2.23%	****
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2011	0.95% to 1.35%	8,261	13.93 to 13.55	113,820	7.05%	2.82% to 2.41%
2010	0.95% to 1.35%	21,643	13.54 to 13.24	290,850	8.47%	12.09% to 11.63%
2009	0.95% to 1.55%	24,087	12.08 to 11.75	286,940	10.46%	44.69% to 43.77%
2008	1.10% to 1.55%	15,462	8.30 to 8.17	127,826	9.79%	-28.89% to -29.25%
2007	1.10% to 1.55%	8,188	11.68 to 11.55	95,010	12.98%	2.03% to 1.60%
NVIT Emerging Markets Fund - Class II (GEM2)
2011	0.95% to 1.60%	18,184	23.71 to 22.21	426,905	0.43%	-23.33% to -23.83%
2010	0.95% to 1.85%	24,842	30.92 to 28.51	759,614	0.00%	14.81% to 13.77%
2009	0.95% to 2.00%	32,278	26.93 to 24.78	856,908	1.14%	61.54% to 59.44%
2008	0.95% to 2.05%	40,444	16.67 to 15.49	660,491	0.75%	-58.33% to -58.85%
2007	0.95% to 2.05%	77,884	40.01 to 37.64	3,066,915	0.42%	43.80% to 42.39%
NVIT Emerging Markets Fund - Class VI (GEM6)
2011	0.95% to 2.00%	171,283	17.88 to 16.48	3,010,962	0.39%	-23.33% to -24.14%
2010	0.95% to 2.00%	307,087	23.32 to 21.72	7,058,106	0.00%	14.79% to 13.57%
2009	0.95% to 2.00%	313,458	20.31 to 19.12	6,246,312	1.16%	61.54% to 59.44%
2008	0.95% to 2.10%	337,634	12.58 to 11.94	4,165,503	0.97%	-58.26% to -58.81%
2007	0.95% to 2.30%	481,332	30.13 to 28.76	14,312,773	0.60%	44.06% to 42.28%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2011	0.95% to 1.55%	19,969	7.00 to 6.85	138,662	0.58%	-10.85% to -11.39%
2010	0.95% to 1.55%	21,028	7.85 to 7.73	164,382	0.66%	11.93% to 11.25%
2009	0.95% to 1.60%	29,502	7.02 to 6.94	205,684	0.94%	28.22% to 27.09%
2008	0.95% to 1.60%	18,797	5.47 to 5.44	102,676	1.61%	-45.27% to -45.57%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2011	1.00% to 1.35%	6,528	7.75 to 7.65	50,267	0.43%	-12.54% to -12.85%
2010	0.95% to 1.40%	11,886	8.87 to 8.76	104,902	0.13%	14.29% to 13.77%
2009	0.95% to 1.80%	14,452	7.76 to 7.62	111,575	0.00%	51.51% to 49.91%
2008	0.95% to 1.55%	3,251	5.12 to 5.09	16,613	0.00%	-48.79% to -49.05%	****
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2011	0.95% to 1.10%	676	9.39 to 9.34	6,341	0.52%	-4.10% to -4.24%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2011	0.95% to 1.10%	3,525	9.36 to 9.31	32,885	0.63%	-4.18% to -4.33%
2010	0.95% to 1.55%	7,407	9.77 to 9.60	71,753	0.81%	22.39% to 21.77%
2009	0.95% to 1.40%	1,750	7.98 to 7.90	13,927	0.34%	30.02% to 29.24%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2011	0.95% to 1.20%	5,865	8.61 to 8.53	50,336	2.37%	-7.27% to -7.50%
2010	0.95% to 1.40%	4,410	9.29 to 9.17	40,618	0.31%	13.86% to 13.35%
2009	1.20% to 1.65%	2,949	8.12 to 8.04	23,819	0.84%	27.65% to 26.88%
2008	0.95% to 1.40%	1,264	6.37 to 6.35	8,024	0.25%	-36.28% to -36.52%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2011	0.95% to1.70%	62,474	$ 10.07 to$ 9.79	$ 626,056	2.50%	-2.28% to -3.02%
2010	0.95% to 1.70%	66,979	10.30 to 10.10	688,412	0.90%	9.36% to 8.53%
2009	0.95% to 1.70%	91,943	9.42 to 9.30	861,990	1.98%	18.68% to 17.78%
2008	0.95% to 1.80%	38,787	7.94 to 7.89	306,815	1.71%	-20.62% to -21.10%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2011	0.95% to 1.65%	49,033	9.45 to 9.20	459,410	2.60%	-4.36% to -5.04%
2010	0.95% to 1.65%	50,889	9.88 to 9.69	499,801	0.71%	11.32% to 10.54%
2009	0.95% to 1.65%	61,751	8.87 to 8.77	544,765	1.75%	22.98% to 22.12%
2008	0.95% to 1.40%	21,071	7.21 to 7.19	151,976	1.50%	-27.86% to -28.11%	****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2011	0.95% to 1.70%	47,563	10.81 to 10.52	511,394	2.61%	0.45% to -0.31%
2010	0.95% to 1.70%	49,131	10.77 to 10.55	526,828	1.17%	5.79% to 4.99%
2009	0.95% to 1.70%	72,094	10.18 to 10.05	730,090	2.76%	11.95% to 11.10%
2008	0.95% to 1.55%	42,097	9.09 to 9.05	381,950	1.96%	-9.09% to -9.47%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2011	0.95% to 1.75%	213,213	9.76 to 9.48	2,072,373	2.40%	-3.26% to -4.04%
2010	0.95% to 1.75%	258,090	10.09 to 9.87	2,596,001	0.89%	10.31% to 9.42%
2009	0.95% to 1.75%	272,785	9.15 to 9.02	2,486,373	2.05%	20.79% to 19.81%
2008	0.95% to 1.40%	44,997	7.57 to 7.55	340,238	1.71%	-24.27% to -24.53%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2011	0.95% to 1.10%	54,021	9.10 to 9.05	489,225	2.35%	-5.58% to -5.72%
2010	0.95% to 1.40%	53,888	9.64 to 9.52	517,499	0.48%	12.23% to 11.73%
2009	0.95% to 1.55%	18,195	8.59 to 8.49	155,447	1.72%	25.38% to 24.48%
2008	0.95% to 1.65%	6,213	6.85 to 6.81	42,477	1.07%	-31.50% to -31.86%	****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2011	0.95% to 1.70%	77,901	10.35 to 10.06	798,137	2.60%	-1.22% to -1.96%
2010	0.95% to 1.70%	146,653	10.47 to 10.26	1,528,271	0.98%	8.00% to 7.18%
2009	0.95% to 1.65%	80,979	9.70 to 9.58	778,869	2.49%	16.56% to 15.70%
2008	1.30% to 1.55%	21,422	8.30 to 8.28	177,474	1.81%	-17.01% to -17.17%	****
NVIT Core Bond Fund - Class I (NVCBD1)
2011	1.10% to 1.35%	1,463	11.86 to 11.75	17,258	3.05%	5.43% to 5.16%
2010	1.10% to 1.35%	1,463	11.25 to 11.17	16,390	2.85%	5.88% to 5.61%
2009	0.95% to 1.35%	945	10.65 to 10.58	10,002	2.11%	7.75% to 7.32%
NVIT Core Bond Fund - Class II (NVCBD2)
2011	0.95% to 1.70%	40,740	11.80 to 11.48	477,885	2.86%	5.23% to 4.44%
2010	0.95% to 1.70%	42,830	11.22 to 10.99	479,542	2.37%	5.76% to 4.96%
2009	0.95% to 1.70%	53,305	10.61 to 10.47	564,408	2.88%	7.56% to 6.75%
2008	0.95% to 1.55%	3,657	9.86 to 9.82	35,983	2.84%	-1.40% to -1.80%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2011	0.95% to 1.70%	43,614	12.80 to 12.45	554,956	2.40%	5.04% to 4.25%
2010	0.95% to 1.55%	23,657	12.18 to 11.99	287,198	2.34%	7.09% to 6.44%
2009	0.95% to 2.00%	62,464	11.38 to 11.18	706,237	6.59%	15.33% to 14.15%
2008	0.95%	325	9.87	3,206	1.27%	-1.34%	****
NVIT Fund - Class II (TRF2)
2011	0.95% to 1.65%	15,998	9.17 to 8.80	144,614	0.79%	-0.57% to -1.27%
2010	0.95% to 2.15%	26,560	9.22 to 10.08	243,131	0.75%	12.15% to 10.88%
2009	0.95% to 2.15%	28,643	8.22 to 9.10	246,948	1.03%	24.36% to 22.64%
2008	0.95% to 1.40%	5,793	6.61 to 7.63	39,012	1.02%	-42.17% to-42.49%
2007	0.95% to 1.60%	5,948	11.43 to 13.19	70,849	1.00%	6.86% to 6.22%
NVIT Government Bond Fund - Class I (GBF)
2011	0.95% to 1.85%	684,735	14.94 to 13.66	10,065,334	2.83%	6.24% to 5.28%
2010	0.95% to 2.35%	911,816	14.07 to 12.99	12,622,368	2.86%	3.79% to 2.35%
2009	0.95% to 2.35%	1,261,907	13.55 to 12.70	16,899,137	3.34%	1.71% to 0.30%
2008	0.95% to 2.35%	1,644,424	13.32 to 12.66	21,776,211	4.19%	6.70% to 5.22%
2007	0.95% to 2.35%	1,761,138	12.49 to 12.03	21,912,674	4.35%	6.13% to 4.65%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	0.95% to 1.85%	490,510	13.58 to 12.41	6,467,227	1.77%	-4.84% to -5.71%
2010	0.95% to 2.30%	632,405	14.27 to 12.53	8,775,432	1.73%	13.54% to12.09%
2009	0.95% to 2.35%	862,813	12.57 to 11.14	10,513,670	1.07%	26.00% to 24.05%
2008	0.95% to 2.35%	1,027,805	9.97 to 8.98	9,923,501	2.00%	-37.44% to- 38.39%
2007	0.95% to 2.35%	1,378,218	15.94 to 14.57	21,382,713	2.00%	4.95% to 3.52%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2011	0.95% to 1.85%	26,280	12.57 to 12.27	327,912	2.13%	-0.07% to -0.98%
2010	0.95% to 1.85%	28,401	12.58 to 12.39	355,704	1.27%	8.77% to 7.78%
2009	0.95% to 1.55%	8,765	11.57 to 11.52	101,349	0.88%	15.66% to 15.23%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2011	1.10%	1,156	13.15	15,203	1.90%	-2.02%
2010	1.10%	1,764	13.42	23,664	1.13%	10.80%
2009	1.55%	577	12.08	6,972	1.42%	20.82%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2011	0.95% to 2.15%	777,693	$ 13.33 to $ 11.81	$ 10,067,596	2.43%	1.95% to 0.72%
2010	0.95% to 2.15%	1,034,421	13.07 to 11.73	13,190,902	2.26%	4.89% to 3.62%
2009	0.95% to 2.15%	1,264,065	12.46 to 11.32	15,366,034	1.91%	8.05% to 6.74%
2008	0.95% to 2.15%	1,662,960	11.53 to 10.62	18,746,877	3.34%	-6.92% to -8.04%
2007	0.95% to 2.25%	2,184,896	12.39 to 11.47	26,543,595	3.47%	4.37% to 3.03%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	0.95% to 2.10%	3,201,807	13.79 to 12.29	43,142,885	2.11%	-0.99% to -2.14%
2010	0.95% to 2.25%	4,481,861	13.93 to 12.35	61,029,906	2.05%	9.86% to 8.49%
2009	0.95% to 2.55%	6,413,045	12.68 to 11.11	79,264,359	1.56%	18.00% to 16.03%
2008	0.95% to 2.55%	7,705,854	10.75 to 9.58	80,834,731	2.70%	-23.93% to -25.19%
2007	0.95% to 2.55%	10,650,531	14.13 to 12.80	147,143,542	2.68%	4.65% to 3.00%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2011	0.95% to 2.10%	1,518,527	13.84 to 12.33	20,501,163	1.99%	-3.05% to - 4.18%
2010	0.95% to 2.25%	2,074,231	14.28 to 12.63	28,898,325	1.94%	11.76% to 10.38%
2009	0.95% to 2.70%	2,817,169	12.77 to 11.03	34,958,737	1.32%	23.21% to 20.91%
2008	0.95% to 2.70%	3,489,803	10.37 to 9.12	35,235,304	2.40%	-32.04% to - 33.30%
2007	0.95% to 2.70%	4,395,960	15.26 to 13.68	65,504,408	2.28%	5.14% to 3.33%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2011	0.95% to 2.15%	1,025,896	13.83 to 12.27	13,858,823	2.31%	1.09% to -0.13%
2010	0.95% to 2.15%	1,326,730	13.68 to 12.28	17,765,406	2.22%	7.49% to 6.18%
2009	0.95% to 2.35%	1,915,167	12.73 to 11.37	23,782,611	1.76%	13.47% to 11.84%
2008	0.95% to 2.35%	2,425,833	11.22 to 10.16	26,585,963	3.02%	-15.85% to -17.06%
2007	0.95% to 2.40%	3,622,567	13.33 to 12.22	47,315,730	3.04%	4.85% to 3.34%
NVIT Mid Cap Index Fund - Class I (MCIF)
2011	0.95% to 1.50%	34,406	16.83 to 15.95	570,488	0.73%	-3.47% to -4.00%
2010	0.95% to 1.55%	50,797	17.43 to 16.13	872,688	1.24%	25.00% to 24.39%
2009	0.95% to 1.55%	66,192	13.94 to 12.97	910,047	0.60%	35.46% to 34.47%
2008	0.95% to 1.60%	71,732	10.29 to 9.61	727,927	1.26%	-37.07% to -37.54%
2007	0.95% to 1.60%	79,936	16.36 to 15.38	1,289,635	1.38%	6.53% to 5.89%
NVIT Mid Cap Index Fund - Class II (MCIF2)
2011	0.95% to 2.15%	194,704	15.74 to 13.99	3,006,554	0.63%	-3.60% to -4.77%
2010	0.95% to 2.15%	227,723	16.33 to 14.69	3,645,106	1.00%	24.67% to 23.16%
2009	0.95% to 2.30%	305,639	13.10 to 11.79	3,910,375	0.72%	35.20% to 33.19%
2008	0.95% to 2.35%	388,437	9.69 to 8.82	3,685,520	1.05%	-37.22% to -38.17%
2007	0.95% to 2.45%	505,757	15.43 to 14.18	7,656,460	1.26%	6.35% to 4.78%
NVIT Money Market Fund - Class I (SAM)
2011	0.95% to 2.10%	1,866,040	10.71 to 9.54	19,730,598	0.00%	-0.95% to -2.09%
2010	0.95% to 2.10%	2,057,422	10.82 to 9.75	21,971,462	0.00%	-0.95% to -2.10%
2009	0.95% to 2.45%	2,836,313	10.92 to 9.78	30,483,569	0.05%	-0.91% to -2.41%
2008	0.95% to 2.45%	5,176,926	11.02 to 10.02	56,282,646	1.97%	1.08% to -0.43%
2007	0.95% to 2.45%	3,594,049	10.90 to 10.06	38,737,718	4.75%	3.79% to 2.23%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2011	0.95% to 1.40%	913	8.28 to 8.14	7,475	0.74%	-10.48% to -10.89%
2010	0.95% to 1.40%	2,763	9.25 to 9.14	25,457	0.49%	12.72% to 12.21%
2009	0.95% to 1.00%	1,163	8.20	9,533	1.20%	34.81% to 34.75%
2008	1.00%	2,205	6.08	13,414	0.00%	-39.17%	****
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2011	0.95% to 1.10%	6,384	9.48 to 9.37	60,018	1.43%	-16.91% to -17.04%
2010	0.95% to 1.10%	11,941	11.41 to 11.30	135,325	2.25%	5.10% to 4.95%
2009	0.95% to 1.55%	12,901	10.86 to 14.87	146,023	2.02%	28.60% to 27.56%
2008	0.95% to 1.55%	17,385	8.44 to 11.66	153,858	1.79%	-46.84% to -47.25%
2007	0.95% to 1.55%	21,426	15.88 to 22.10	360,794	1.97%	1.95% to 1.39%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2011	0.95% to 1.55%	87,806	9.29 to 8.87	806,984	1.59%	-17.19% to -17.69%
2010	0.95% to 1.70%	114,188	11.22 to 10.66	1,269,214	1.90%	4.85% to 4.05%
2009	0.95% to 2.00%	159,390	10.70 to 10.06	1,683,311	1.85%	28.26% to 26.63%
2008	0.95% to 2.00%	238,492	8.34 to 7.94	1,962,480	1.51%	-46.96% to -47.61%
2007	0.95% to 2.30%	401,003	15.73 to 14.99	6,236,278	2.17%	1.72% to 0.38%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2011	1.10% to 1.25%	3,526	8.82 to 8.77	31,051	0.00%	-4.29% to -4.44%
2010	0.95% to 1.40%	7,142	9.25 to 9.13	65,641	0.00%	14.26% to 13.83%
2009	0.95% to 1.55%	9,045	8.10 to 8.00	72,920	0.41%	28.12% to 27.16%
2008	1.40%	2,403	6.30	15,139	0.21%	-36.99%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2011	0.95% to 1.80%	377,522	8.27 to 8.01	3,095,040	0.79%	-6.98% to -7.78%
2010	0.95% to 2.60%	496,336	8.89 to 8.49	4,380,532	0.50%	11.68% to 9.91%
2009	0.95% to 2.60%	657,221	7.96 to 7.72	5,202,609	1.13%	26.20% to 23.91%
2008	1.40%	1,504	6.29	9,456	0.73%	-37.11%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2011	0.95% to 1.25%	12,359	$ 9.27 to $ 9.17	$ 114,223	0.00%	-5.36% to -5.64%
2010	0.95% to 1.40%	23,044	9.79 to 9.66	225,041	0.00%	25.27% to 24.81%
2009	0.95% to 1.60%	19,388	7.82 to 7.73	150,882	0.00%	25.50% to 24.68%
2008	1.55%	1,033	6.20	6,405	0.00%	-37.99%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2011	0.95% to 1.40%	14,918	9.95 to 9.78	147,624	0.79%	-3.25% to -3.69%
2010	0.95% to 1.40%	16,464	10.28 to 10.16	168,659	1.24%	18.50% to 17.96%
2009	0.95% to 1.80%	29,701	8.68 to 8.54	257,047	1.15%	29.23% to 27.96%
2008	0.95%	1,408	6.71	9,455	1.08%	-32.85%	****
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2011	0.95% to 2.15%	97,338	10.24 to 9.07	978,689	0.00%	-1.80% to -2.99%
2010	0.95% to 2.15%	114,677	10.42 to 9.35	1,174,847	0.00%	23.92% to 22.42%
2009	0.95% to 2.15%	142,093	8.41 to 7.62	1,171,990	0.00%	25.98% to 24.25%
2008	0.95% to 2.45%	181,123	6.68 to 6.01	1,183,345	0.00%	-47.04% to - 47.94%
2007	0.95% to 2.45%	242,695	12.61 to 11.54	2,993,964	0.00%	8.45% to 6.85%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2011	0.95% to 1.20%	7,164	15.02 to 14.67	106,345	0.45%	-5.97% to -6.21%
2010	0.95% to 1.55%	9,500	15.98 to 13.59	148,074	0.60%	25.40% to 24.78%
2009	0.95% to 1.55%	12,182	12.74 to 10.89	150,799	0.60%	25.02% to 24.10%
2008	0.95% to 1.55%	16,182	10.19 to 8.78	159,218	1.09%	-32.80% to -33.29%
2007	0.95% to 1.55%	39,614	15.17 to 13.16	588,544	1.18%	-7.78% to -8.31%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2011	0.95% to 1.80%	99,821	13.63 to 12.54	1,330,620	0.34%	-6.35% to -7.15%
2010	0.95% to 1.85%	150,741	14.55 to 13.45	2,149,988	0.41%	25.27% to 24.14%
2009	0.95% to 2.15%	240,942	11.62 to 10.57	2,723,189	0.56%	24.66% to 22.99%
2008	0.95% to 2.20%	309,328	9.32 to 8.56	2,806,429	0.86%	-32.94% to -33.88%
2007	0.95% to 2.20%	426,358	13.90 to 12.95	5,794,363	0.94%	-8.12% to -9.25%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2011	0.95% to 1.50%	25,567	16.06 to 15.23	405,943	0.54%	-6.45% to -6.97%
2010	0.95% to 1.65%	30,919	17.17 to 15.16	525,883	0.28%	24.13% to 23.38%
2009	0.95% to 1.65%	38,291	13.83 to 12.29	511,309	0.26%	33.42% to 32.31%
2008	0.95% to 1.65%	44,543	10.37 to 9.29	448,152	0.82%	-38.78% to -39.29%
2007	0.95% to 1.65%	49,805	16.94 to 15.29	821,934	0.09%	1.16% to 0.49%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2011	0.95% to 2.00%	103,697	16.12 to 14.51	1,628,177	0.48%	-6.70% to -7.68%
2010	0.95% to 2.00%	149,418	17.27 to 15.71	2,526,056	0.05%	23.79% to 22.48%
2009	0.95% to 2.00%	205,252	13.95 to 12.83	2,799,312	0.17%	33.15% to 31.74%
2008	0.95% to 2.10%	276,811	10.48 to 9.68	2,837,537	0.57%	-38.94% to -39.73%
2007	0.95% to 2.10%	355,604	17.16 to 16.06	5,988,270	0.00%	0.92% to -0.21%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2011	0.95% to 1.55%	30,298	10.67 to 10.43	321,544	1.49%	0.34% to -0.27%
2010	0.95% to 1.55%	61,124	10.63 to 10.46	646,175	1.32%	1.45% to 0.83%
2009	0.95% to 2.00%	72,229	10.48 to 10.30	753,304	1.97%	6.09% to 4.99%
2008	0.95% to 2.00%	40,233	9.88 to 9.81	396,696	1.99%	-1.20% to -1.89%	****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2011	0.95% to 1.50%	3,585,150	13.54 to 13.34	48,005,287	0.66%	-3.16% to -3.70%
2010	0.95% to 1.55%	4,389,025	13.98 to 13.86	60,945,936	0.06%	7.77% to 7.19%
2009	1.30% to 1.40%	1,450	12.95 to 12.94	18,764	0.19%	29.46% to 29.38%	****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2011	0.95% to 2.15%	2,880,060	13.45 to 13.02	38,612,912	0.41%	-3.42% to -4.59%
2010	0.95% to 2.35%	3,620,630	13.93 to 13.61	50,312,779	0.07%	7.49% to 6.04%
2009	0.95% to 1.00%	2,535	12.96 to 12.95	32,841	0.05%	29.55% to 29.51%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2011	0.95% to 1.40%	3,812	11.83 to 11.69	44,939	2.44%	-13.26% to -13.65%
2010	0.95% to 1.40%	5,264	13.64 to 13.54	71,666	1.97%	5.34% to 4.86%
2009	0.95% to 1.25%	6,039	12.95 to 12.93	78,181	0.44%	29.52% to 29.25%	****
NVIT Real Estate Fund - Class II (NVRE2)
2011	0.95% to 1.80%	164,658	9.78 to 9.48	1,601,293	0.59%	5.13% to 4.23%
2010	0.95% to 1.90%	203,791	9.30 to 9.05	1,888,706	1.64%	28.59% to 27.55%
2009	0.95% to 2.10%	258,334	7.24 to 7.07	1,858,991	1.85%	29.27% to 27.39%
2008	0.95% to 1.70%	3,048	5.60 to 5.56	16,993	2.52%	-44.02% to -44.37%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2011	0.95% to 2.15%	191,364	11.92 to 10.57	2,234,144	1.06%	5.06% to 3.79%
2010	0.95% to 2.35%	265,237	11.35 to 9.99	2,947,268	0.00%	11.73% to 10.22%
2009	0.95% to 2.35%	347,388	10.15 to 9.07	3,440,485	3.51%	19.21% to 17.35%
2008	0.95% to 2.40%	448,444	8.52 to 7.70	3,717,863	1.79%	-41.26% to -42.20%
2007	0.95% to 2.40%	604,644	14.50 to 13.32	8,564,579	1.22%	3.86% to 2.39%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS International Value Portfolio - Class B (ALVIVB)
2011	0.95% to 2.15%	41,255	$ 13.64 to $ 12.10	$ 546,682	3.39%	-20.20% to -21.17%
2010	0.95% to 2.15%	59,622	17.10 to 15.34	994,116	2.24%	3.31% to 2.06%
2009	0.95% to 2.15%	104,992	16.55 to 15.04	1,693,489	1.00%	33.08% to 31.47%
2008	0.95% to 2.40%	151,300	12.44 to 11.26	1,839,874	0.93%	-53.73% to -54.49%
2007	0.95% to 2.40%	205,466	26.88 to 24.75	5,422,580	0.99%	4.57% to 3.12%
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
2011	0.95% to 1.75%	86,429	10.32 to 9.53	876,226	0.09%	-4.67% to -5.43%
2010	0.95% to 1.90%	105,587	10.83 to 9.93	1,124,622	0.29%	8.79% to 7.82%
2009	0.95% to 2.30%	159,972	9.95 to 8.92	1,552,934	0.00%	35.80% to 33.81%
2008	0.95% to 2.30%	194,058	7.33 to 6.67	1,385,302	0.00%	-40.39% to -41.26%
2007	0.95% to 2.40%	235,240	12.29 to 11.28	2,827,412	0.00%	12.53% to 10.92%
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2011	0.95% to 2.15%	172,111	18.31 to 16.24	3,084,517	0.25%	-9.49% to -10.58%
2010	0.95% to 2.15%	256,254	20.23 to 18.16	5,083,887	0.30%	25.39% to 23.87%
2009	0.95% to 2.30%	380,442	16.14 to 14.49	5,992,758	0.85%	41.30% to 39.20%
2008	0.95% to 2.40%	469,478	11.42 to 10.34	5,244,615	0.46%	-36.36% to -37.36%
2007	0.95% to 2.40%	610,638	17.94 to 16.50	10,745,008	0.77%	0.56% to -0.86%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2011	0.95% to 1.35%	25,279	16.86 to 16.22	420,530	0.62%	-0.39% to -0.79%
2010	0.95% to 1.65%	34,198	16.92 to 14.79	571,410	0.59%	24.63% to 23.89%
2009	0.95% to 1.65%	47,606	13.58 to 11.94	634,448	2.64%	23.84% to 22.81%
2008	0.95% to 1.65%	59,553	10.96 to 9.72	637,485	0.86%	-31.57% to -32.12%
2007	0.95% to 1.65%	64,660	16.02 to 14.32	1,014,236	0.41%	-1.60% to -2.26%
Capital Appreciation Fund II - Service Shares (FCA2S)
2011	0.95% to 1.80%	109,751	10.92 to 10.05	1,178,941	0.50%	-6.40% to -7.21%
2010	0.95% to 1.80%	150,136	11.67 to 10.83	1,726,149	0.57%	11.93% to 10.98%
2009	0.95% to 2.30%	117,030	10.42 to 9.38	1,188,552	0.73%	12.19% to 10.53%
2008	0.95% to 2.30%	136,194	9.29 to 8.48	1,240,660	0.02%	-30.34% to -31.33%
2007	0.95% to 2.30%	192,620	13.34 to 12.35	2,518,355	0.57%	8.59% to 7.18%
High Income Bond Fund II - Service Shares (FHIBS)
2011	0.95% to 1.80%	251,671	19.35 to 17.78	4,763,021	9.01%	3.93% to 3.04%
2010	0.95% to 1.90%	335,213	18.62 to 17.14	6,116,863	8.52%	13.30% to 12.33%
2009	0.95% to 2.10%	458,406	16.44 to 15.02	7,344,347	10.93%	51.03% to 49.26%
2008	0.95% to 2.10%	546,407	10.88 to 10.06	5,803,265	9.79%	-26.80% to -27.68%
2007	0.95% to 2.10%	733,907	14.87 to 13.91	10,679,523	7.88%	2.20% to 1.05%
Kaufmann Fund II - Primary Shares (FVK2)
2011	0.95% to 1.50%	32,109	9.76 to 9.66	312,341	1.04%	-14.11% to -14.58%
2010	0.95% to 1.50%	37,784	11.36 to 11.31	430,556	0.00%	13.58% to 13.08%	****
Quality Bond Fund II - Primary Shares (FQB)
2011	0.95% to 1.55%	148,536	14.54 to 13.72	2,131,367	5.40%	1.30% to 0.69%
2010	0.95% to 1.55%	201,987	14.35 to 14.41	2,869,871	5.10%	7.47% to 6.89%
2009	0.95% to 1.65%	233,092	13.35 to 13.37	3,088,779	6.36%	19.29% to 18.46%
2008	0.95% to 1.65%	239,911	11.20 to 11.28	2,675,497	5.26%	-8.17% to -8.81%
2007	0.95% to 1.65%	276,522	12.19 to 12.38	3,362,257	4.59%	4.38% to 3.66%
Quality Bond Fund II - Service Shares (FQBS)
2011	0.95% to 1.85%	421,885	14.36 to 13.15	5,960,233	5.15%	1.02% to 0.11%
2010	0.95% to 2.20%	515,949	14.22 to 12.76	7,218,790	5.26%	7.25% to 5.97%
2009	0.95% to 2.20%	684,106	13.25 to 12.04	8,873,511	6.67%	19.01% to 17.53%
2008	0.95% to 2.20%	780,704	11.14 to 10.24	8,506,293	5.06%	-8.43% to -9.58%
2007	0.95% to 2.20%	1,014,677	12.16 to 11.33	12,109,722	4.72%	4.14% to 2.84%
Contrafund Portfolio - Service Class 2 (FC2)
2009	0.95% to 2.35%	2,136,017	11.74 to 11.38	24,958,340	1.12%	34.18% to 32.09%
2008	0.95% to 2.60%	2,684,930	8.75 to 8.41	23,636,516	0.66%	-43.24% to -44.24%
2007	0.95% to 2.60%	3,860,697	15.41 to 15.08	60,288,317	0.72%	16.18% to 14.31%
Equity-Income Portfolio - Initial Class (FEIP)
2011	1.30% to 1.50%	602,683	16.90 to 13.85	9,962,584	2.37%	-0.34% to -0.54%
2010	1.30% to 1.50%	695,726	16.96 to 13.93	11,547,588	1.76%	13.65% to 13.42%
2009	1.30% to 1.50%	811,187	14.92 to 12.28	11,860,565	2.22%	28.52% to 28.25%
2008	1.30% to 1.50%	997,322	11.61 to 9.57	11,365,561	2.20%	-43.40% to -43.52%
2007	1.30% to 1.50%	1,310,249	20.51 to 16.95	26,437,845	1.68%	0.20% to 0%
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
2011	0.95% to 1.95%	121,353	13.61 to 12.34	1,619,389	0.65%	-9.90% to -10.81%
2010	0.95% to 2.25%	163,220	15.10 to 13.46	2,411,455	0.24%	25.14% to 23.66%
2009	0.95% to 2.25%	245,996	12.07 to 10.88	2,889,812	0.38%	55.66% to 53.30%
2008	0.95% to 2.40%	286,147	7.75 to 7.03	2,165,977	0.46%	-51.75% to -52.55%
2007	0.95% to 2.40%	392,305	16.07 to 14.81	6,174,688	0.61%	4.43% to 2.97%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Portfolio - Initial Class (FHIP)
2011	1.30% to 1.50%	614,623	$ 15.17 to $ 12.57	$ 9,133,391	6.36%	2.68% to 2.47%
2010	1.30% to 1.50%	735,446	14.77 to 12.27	10,641,122	7.44%	12.34% to 12.12%
2009	1.30% to 1.50%	857,007	13.15 to 10.94	11,043,020	7.78%	42.09% to 41.80%
2008	1.30% to 1.50%	1,013,037	9.25 to 7.72	9,204,648	7.72%	-25.96% to - 26.11%
2007	1.30% to 1.50%	1,346,504	12.50 to 10.44	16,560,408	7.01%	1.44% to 1.24%
VIP Fund - Asset Manager Growth Portfolio - Initial Class (FAMGP)
2011	1.30% to 1.50%	105,897	14.86 to 12.38	1,552,401	1.53%	-7.39% to -7.57%
2010	1.30% to 1.50%	121,214	16.05 to 13.39	1,912,573	1.18%	14.83% to 14.60%
2009	1.30% to 1.50%	115,825	13.98 to 11.69	1,592,562	1.52%	31.18% to 30.91%
2008	1.30% to 1.50%	144,687	10.65 to 8.93	1,515,574	1.69%	-36.65% to -36.78%
2007	1.30% to 1.50%	171,354	16.82 to 14.12	2,833,817	4.23%	17.41% to 17.17%
VIP Fund - Asset Manager Growth Portfolio - Service Class (FAMGS)
2011	0.95% to 1.40%	99,796	12.48 to 9.94	1,232,632	1.43%	-7.15% to -7.57%
2010	0.95% to 1.40%	122,835	13.44 to 10.76	1,636,213	1.09%	15.07% to 14.55%
2009	0.95% to 1.40%	132,853	11.68 to 9.39	1,538,993	1.47%	31.53% to 30.93%
2008	0.95% to 1.40%	156,018	8.88 to 7.17	1,375,334	1.67%	-36.49% to -36.78%
2007	0.95% to 1.50%	187,562	13.98 to 11.25	2,604,413	4.01%	17.74% to 17.08%
VIP Fund - Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
2011	0.95% to 1.60%	43,368	9.57 to 8.86	411,986	1.23%	-7.35% to -7.95%
2010	0.95% to 1.60%	53,307	10.33 to 9.63	546,181	0.76%	14.92% to 14.17%
2009	0.95% to 1.60%	64,796	8.99 to 8.43	578,051	1.27%	31.15% to 30.29%
2008	0.95% to 1.60%	90,695	6.85 to 6.47	617,251	1.20%	-36.55% to -36.97%
2007	0.95% to 2.00%	155,616	11.66 to 10.63	1,682,140	3.79%	17.53% to 16.28%
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2011	1.30% to 1.50%	130,380	17.16 to 14.60	2,201,510	1.84%	-3.82% to -4.02%
2010	1.30% to 1.50%	150,460	17.85 to 15.21	2,643,596	1.70%	12.78% to 12.55%
2009	1.30% to 1.50%	182,047	15.82 to 13.52	2,831,492	2.42%	27.43% to 27.18%
2008	1.30% to 1.50%	205,903	12.42 to 10.63	2,518,978	2.34%	-29.65% to -29.79%
2007	1.30% to 1.50%	260,245	17.65 to 15.14	4,531,540	5.99%	13.99% to 13.76%
VIP Fund - Asset Manager Portfolio - Service Class (FAMS)
2011	0.95% to 1.05%	129,981	14.84 to 14.63	1,917,959	1.94%	-3.61% to -3.71%
2010	0.95% to 1.05%	132,822	15.39 to 15.19	2,034,990	1.52%	13.06% to 12.94%
2009	0.95% to 1.05%	159,093	13.62 to 13.45	2,156,813	2.96%	27.72% to 27.59%
2008	0.95% to 1.05%	176,253	10.66 to 10.54	1,872,306	2.23%	-29.50% to -29.57%
2007	0.95% to 1.50%	227,600	15.12 to 12.53	3,429,218	5.54%	14.26% to 13.62%
VIP Fund - Asset Manager Portfolio - Service Class 2 (FAM2)
2011	0.95% to 1.60%	92,437	11.93 to 11.05	1,088,362	1.74%	-3.74% to -4.37%
2010	0.95% to 1.60%	97,159	12.40 to 11.56	1,190,019	1.36%	12.88% to 12.14%
2009	0.95% to 1.60%	125,832	10.98 to 10.30	1,367,108	2.15%	27.54% to 26.70%
2008	0.95% to 1.60%	147,880	8.61 to 8.13	1,261,176	1.87%	-29.58% to -30.05%
2007	0.95% to 1.70%	241,655	12.23 to 12.18	2,948,057	5.41%	14.07% to 13.26%
VIP Fund - Balanced Portfolio - Initial Class (FBP)
2011	1.30% to 1.50%	680,538	21.60 to 14.65	14,341,563	1.50%	-4.87% to -5.06%
2010	1.30% to 1.50%	817,011	22.70 to 15.43	18,183,783	1.65%	16.54% to 16.30%
2009	1.30% to 1.50%	931,893	19.48 to 13.27	17,833,938	1.87%	36.80% to 36.52%
2008	1.30% to 1.50%	1,068,913	14.24 to 9.72	14,970,573	1.56%	-34.82% to -34.95%
2007	1.30% to 1.50%	1,370,830	21.85 to 14.94	29,485,545	3.34%	7.62% to 7.40%
VIP Fund - Balanced Portfolio - Service Class (FBS)
2011	0.95% to 1.20%	243,043	14.79 to 11.94	3,570,124	1.38%	-4.69% to -4.93%
2010	0.95% to 1.20%	306,509	15.52 to 12.56	4,728,133	1.48%	16.87% to 16.57%
2009	0.95% to 1.20%	390,093	13.28 to 10.78	5,151,599	2.43%	37.04% to 36.70%
2008	0.95% to 1.20%	420,979	9.69 to 7.88	4,058,636	1.41%	-34.65% to -34.82%
2007	0.95% to 1.70%	583,860	14.82 to 12.27	8,617,838	3.01%	7.86% to 7.10%
VIP Fund - Balanced Portfolio - Service Class 2 (FB2)
2011	0.95% to 1.60%	147,701	12.59 to 11.66	1,829,491	1.24%	-4.74% to -5.36%
2010	0.95% to 1.60%	190,496	13.22 to 12.32	2,483,331	1.42%	16.64% to 15.87%
2009	0.95% to 1.60%	231,984	11.34 to 10.64	2,598,242	1.69%	37.01% to 36.11%
2008	0.95% to 1.95%	270,359	8.27 to 7.25	2,202,965	1.07%	-34.77% to -35.48%
2007	0.95% to 2.00%	566,382	12.68 to 11.18	6,922,053	3.11%	7.68% to 6.59%
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2009	1.30% to 1.50%	1,195,533	21.41 to 17.70	25,179,025	1.39%	33.95% to 33.67%
2008	1.30% to 1.50%	1,362,752	15.98 to 13.24	21,444,023	0.90%	-43.26% to -43.38%
2007	1.30% to 1.50%	1,721,497	28.17 to 23.39	47,800,612	0.85%	16.06% to 15.82%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	0.95% to 1.85%	1,018,989	18.33 to 12.22	17,850,384	1.29%	34.38% to 33.16%
2008	0.95% to 1.85%	1,165,290	13.64 to 9.18	15,220,038	0.80%	-43.16% to -43.68%
2007	0.95% to 1.85%	1,484,578	23.99 to 16.30	34,282,899	0.74%	16.39% to 15.32%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)
2011	0.95% to 1.70%	104,431	$ 8.79 to $ 8.07	$ 903,412	0.00%	-3.69% to -4.42%
2010	0.95% to 2.05%	153,523	9.13 to 7.92	1,369,071	0.24%	16.87% to 15.69%
2009	0.95% to 2.05%	178,282	7.81 to 6.85	1,365,100	0.01%	34.50% to 32.82%
2008	0.95% to 2.35%	250,249	5.81 to 5.03	1,416,520	0.39%	-41.91% to -42.81%
2007	0.95% to 2.35%	399,586	9.99 to 8.79	3,867,673	0.11%	5.71% to 4.27%
VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 1 (FDCAS)
2011	0.95% to 1.20%	15,677	8.94 to 8.69	139,999	0.15%	-3.61% to -3.85%
2010	0.95% to 1.20%	19,399	9.27 to 9.04	179,759	0.23%	16.94% to 16.65%
2009	0.95% to 1.20%	26,109	7.93 to 7.75	206,920	0.14%	34.62% to 34.28%
2008	0.95% to 1.20%	33,398	5.89 to 5.77	196,635	0.51%	-41.75% to -41.89%
2007	0.95% to 1.20%	41,546	10.11 to 9.93	419,802	0.20%	5.90% to 5.64%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2011	0.95% to 1.50%	626,632	13.92 to 10.72	8,344,579	2.26%	-0.10% to -0.65%
2010	0.95% to 1.55%	760,681	13.93 to 12.05	10,144,449	1.66%	14.00% to 13.40%
2009	0.95% to 1.80%	910,610	12.22 to 10.34	10,655,929	2.18%	28.80% to 27.47%
2008	0.95% to 1.80%	1,051,714	9.49 to 8.11	9,594,707	2.17%	-43.25% to -43.82%
2007	0.95% to 1.80%	1,342,707	16.72 to 14.44	21,651,322	1.52%	0.45% to -0.35%
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
2011	0.95% to 2.15%	1,021,229	12.25 to 10.62	12,236,840	2.07%	-0.30% to -1.50%
2010	0.95% to 2.60%	1,286,076	12.28 to 9.39	15,478,786	1.48%	13.83% to 12.03%
2009	0.95% to 2.60%	1,727,974	10.79 to 8.39	18,012,012	1.99%	28.65% to 26.28%
2008	0.95% to 2.60%	2,201,159	8.39 to 6.64	17,684,718	1.91%	-43.36% to -44.39%
2007	0.95% to 2.60%	3,198,721	14.81 to 11.94	44,920,124	1.56%	0.31% to -1.31%
VIP Fund - Growth & Income Portfolio - Initial Class (FGIP)
2011	1.30% to 1.50%	318,592	16.53 to 13.52	5,146,659	1.71%	0.29% to 0.09%
2010	1.30% to 1.50%	369,824	16.49 to 13.51	5,967,560	0.69%	13.38% to 13.15%
2009	1.30% to 1.50%	435,060	14.54 to 11.94	6,202,757	1.06%	25.55% to 25.30%
2008	1.30% to 1.50%	508,815	11.58 to 9.53	5,786,705	1.10%	-42.46% to -42.58%
2007	1.30% to 1.50%	644,978	20.13 to 16.60	12,774,324	1.83%	10.66% to 10.43%
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)
2011	0.95% to 1.30%	474,746	13.39 to 9.63	6,309,986	1.62%	0.61% to 0.26%
2010	0.95% to 1.40%	545,122	13.31 to 9.50	7,202,720	0.59%	13.57% to 13.06%
2009	0.95% to 1.40%	656,856	11.72 to 8.40	7,645,855	1.32%	25.95% to 25.38%
2008	0.95% to 1.40%	757,698	9.31 to 6.70	7,005,801	1.01%	-42.33% to -42.59%
2007	0.95% to 1.70%	968,589	16.14 to 12.27	15,531,097	1.69%	10.93% to 10.15%
VIP Fund - Growth & Income Portfolio - Service Class 2 (FGI2)
2011	0.95% to 2.15%	369,941	10.13 to 8.79	3,685,991	1.46%	0.40% to -0.82%
2010	0.95% to 2.60%	460,031	10.09 to 8.10	4,560,380	0.45%	13.46% to 11.66%
2009	0.95% to 2.60%	558,980	8.89 to 7.26	4,868,924	0.84%	25.81% to 23.51%
2008	0.95% to 2.60%	663,688	7.07 to 5.87	4,576,919	0.73%	-42.45% to -43.47%
2007	0.95% to 2.60%	1,217,465	12.02 to 10.39	14,463,016	1.41%	10.86% to 9.00%
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2009	1.30% to 1.50%	2,164,700	15.59 to 8.07	32,910,036	0.48%	43.96% to 43.66%
2008	1.30% to 1.50%	2,454,884	10.83 to 5.62	25,968,267	0.38%	-55.60% to -55.69%
2007	1.30% to 1.50%	2,998,614	24.39 to 12.68	71,585,431	0.00%	21.57% to 21.33%
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2009	0.95% to 1.50%	1,040,394	7.94 to 6.03	8,195,662	0.38%	44.33% to 43.53%
2008	0.95% to 1.50%	1,167,975	5.50 to 4.20	6,379,131	0.31%	-55.49% to -55.74%
2007	0.95% to 1.70%	1,477,714	12.36 to 9.67	18,151,098	0.00%	21.87% to 21.03%
VIP Fund - Growth Opportunities Portfolio - Service Class 2 (FGO2)
2009	0.95% to 1.65%	223,840	6.59 to 6.15	1,463,152	0.23%	44.08% to 43.06%
2008	0.95% to 1.65%	260,162	4.57 to 4.30	1,178,992	0.10%	-55.56% to -55.88%
2007	0.95% to 2.25%	433,171	10.29 to 8.81	4,367,308	0.00%	21.73% to 20.22%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2011	1.30% to 1.50%	657,852	15.80 to 13.25	10,133,503	0.35%	-1.10% to -1.30%
2010	1.30% to 1.50%	762,754	15.98 to 13.42	11,884,213	0.28%	22.56% to 22.31%
2009	1.30% to 1.50%	853,099	13.03 to 10.97	10,856,766	0.43%	26.62% to 26.36%
2008	1.30% to 1.50%	987,600	10.29 to 8.68	9,950,382	0.73%	-47.86% to -47.96%
2007	1.30% to 1.50%	1,220,889	19.74 to 16.69	23,620,044	0.85%	25.31% to 25.05%
VIP Fund - Growth Portfolio - Service Class (FGS)
2011	0.95% to 1.65%	758,980	13.54 to 8.50	10,126,520	0.25%	-0.81% to -1.51%
2010	0.95% to 1.65%	897,310	13.65 to 8.63	12,082,996	0.17%	22.88% to 22.01%
2009	0.95% to 1.65%	1,042,498	11.11 to 7.07	11,397,677	0.34%	26.93% to 26.03%
2008	0.95% to 1.65%	1,178,043	8.75 to 5.61	10,160,222	0.66%	-47.74% to -48.11%
2007	0.95% to 1.70%	1,451,639	16.75 to 11.35	23,999,276	0.65%	25.66% to 24.79%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2011	0.95% to 1.85%	1,054,013	$ 7.10 to $ 6.38	$ 7,361,637	0.12%	-0.98% to -1.88%
2010	0.95% to 2.15%	1,287,067	7.17 to 7.98	9,113,411	0.03%	22.69% to 21.31%
2009	0.95% to 2.25%	1,659,007	5.85 to 6.51	9,746,477	0.20%	26.75% to 24.83%
2008	0.95% to 2.35%	1,957,567	4.61 to 5.16	9,226,547	0.47%	-47.81% to -48.60%
2007	0.95% to 2.45%	2,980,613	8.84 to 9.95	27,521,681	0.41%	25.45% to 23.62%
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
2011	1.40% to 1.50%	103,090	11.85 to 11.80	1,221,721	6.94%	2.59% to 2.49%
2010	1.40% to 1.45%	95,239	11.55 to 11.53	1,100,382	7.18%	12.28% to 12.23%
2009	1.40% to 1.45%	123,555	10.29 to 10.28	1,271,390	9.72%	41.80% to 41.73%
2008	1.40% to 1.45%	144,845	7.26 to 7.25	1,051,086	10.32%	-25.94% to -25.97%
2007	1.40% to 1.45%	183,544	9.80 to 9.79	1,798,322	16.79%	-2.02% to -2.06%	****
VIP Fund - High Income Portfolio - Service Class (FHIS)
2011	0.95% to 1.50%	334,346	12.88 to 11.83	4,280,118	6.32%	2.94% to 2.37%
2010	0.95% to 1.50%	400,252	12.51 to 11.55	4,981,173	7.17%	12.71% to 12.08%
2009	0.95% to 1.50%	490,276	11.10 to 10.31	5,417,043	7.62%	42.41% to 41.62%
2008	0.95% to 1.50%	577,479	7.80 to 7.28	4,483,080	7.59%	-25.78% to -26.19%
2007	0.95% to 1.50%	788,760	10.50 to 9.86	8,254,967	6.81%	1.68% to 1.11%
VIP Fund - High Income Portfolio - Service Class 2 (FHI2)
2011	0.95% to 1.85%	251,674	13.48 to 12.12	3,339,952	6.09%	2.73% to 1.80%
2010	0.95% to 1.85%	328,452	13.12 to 11.90	4,241,656	6.40%	12.59% to 11.57%
2009	0.95% to 2.00%	485,203	11.65 to 9.64	5,481,167	7.20%	42.10% to 40.57%
2008	0.95% to 2.00%	683,721	8.20 to 6.86	5,401,594	6.41%	-25.85% to -26.67%
2007	0.95% to 2.25%	1,259,532	11.06 to 9.15	13,218,372	6.75%	1.56% to 0.26%
VIP Fund - High Income Portfolio - Service Class 2R (FHI2R)
2011	0.95% to 1.80%	113,574	11.98 to 11.51	1,349,359	6.15%	2.66% to 1.78%
2010	0.95% to 1.80%	133,279	11.67 to 11.31	1,543,788	5.83%	12.71% to 11.74%
2009	0.95% to 2.00%	195,840	10.36 to 10.06	2,014,679	7.65%	42.13% to 40.60%
2008	0.95% to 2.00%	204,856	7.29 to 7.15	1,484,566	8.72%	-25.89% to -26.71%
2007	0.95% to 2.05%	229,788	9.83 to 9.76	2,254,241	16.83%	-1.68% to -2.41%	****
VIP Fund - High Income Portfolio - Service Class R (FHISR)
2011	0.95% to 1.20%	38,112	12.07 to 11.93	459,157	6.65%	3.01% to 2.75%
2010	0.95% to 1.20%	40,281	11.72 to 11.61	471,404	7.26%	12.58% to 12.30%
2009	0.95% to 1.20%	48,313	10.41 to 10.34	502,388	7.21%	42.56% to 42.21%
2008	0.95% to 1.20%	51,824	7.30 to 7.27	378,158	9.25%	-25.69% to -25.88%
2007	0.95% to 1.20%	55,900	9.82 to 9.81	549,020	16.34%	-1.77% to -1.94%	****
VIP Fund - Index 500 Portfolio - Initial Class (FIP)
2011	0.95% to 1.70%	1,489,798	13.70 to 9.26	21,473,723	1.89%	1.07% to 0.31%
2010	0.95% to 1.80%	1,678,112	13.55 to 9.13	23,959,258	1.90%	13.93% to 12.95%
2009	0.95% to 1.80%	1,943,775	11.89 to 8.08	24,461,730	2.52%	25.40% to 24.33%
2008	0.95% to 1.80%	2,303,589	9.48 to 6.50	23,084,333	1.91%	-37.60% to -38.13%
2007	0.95% to 2.00%	3,062,942	15.20 to 11.22	49,555,131	3.58%	4.43% to 3.38%
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)
2011	0.95% to 1.70%	878,584	19.70 to 16.78	17,381,579	3.05%	6.32% to 5.51%
2010	0.95% to 1.70%	1,108,219	18.53 to 15.90	20,693,390	3.45%	6.78% to 5.97%
2009	0.95% to 1.70%	1,257,159	17.36 to 15.01	22,031,226	8.95%	14.62% to 13.76%
2008	0.95% to 1.80%	1,487,483	15.14 to 13.00	22,802,056	4.56%	-4.17% to -4.98%
2007	0.95% to 2.00%	2,002,429	15.80 to 13.44	31,971,786	4.60%	3.35% to 2.27%
VIP Fund - Mid Cap Portfolio - Initial Class (FMCP)
2011	1.30%	71,033	37.99	2,698,839	0.25%	-11.77%
2010	1.30%	79,372	43.06	3,418,130	0.38%	27.16%
2009	1.30%	84,859	33.87	2,873,780	0.88%	38.27%
2008	1.30%	91,649	24.49	2,244,770	0.43%	-40.23%
2007	1.30%	111,290	40.98	4,560,666	0.91%	14.12%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2011	0.95% to 1.85%	156,767	39.26 to 32.28	6,100,499	0.13%	-11.56% to -12.37%
2010	0.95% to 1.85%	200,317	44.39 to 36.84	8,820,270	0.25%	27.48% to 26.32%
2009	0.95% to 1.85%	239,781	34.82 to 29.16	8,285,227	0.59%	38.69% to 37.43%
2008	0.95% to 1.85%	270,595	25.11 to 21.22	6,749,304	0.33%	-40.08% to -40.63%
2007	0.95% to 1.85%	371,994	41.91 to 35.74	15,499,235	0.73%	14.38% to 13.34%
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2011	0.95% to 2.15%	692,031	22.29 to 19.33	15,143,526	0.02%	-11.70% to -12.77%
2010	0.95% to 2.45%	891,471	25.24 to 34.09	22,348,386	0.11%	27.35% to 25.57%
2009	0.95% to 2.25%	1,178,982	19.82 to 27.75	24,350,810	0.44%	38.42% to 36.45%
2008	0.95% to 2.40%	1,462,630	14.32 to 20.04	22,665,119	0.24%	-40.18% to -41.11%
2007	0.95% to 2.45%	2,141,028	23.93 to 33.87	57,840,422	0.50%	14.24% to 12.57%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Money Market Portfolio - Initial Class (FMMP)
2011	0.95% to 1.50%	832,065	$ 13.18 to $ 12.31	$ 10,812,880	0.11%	-0.84% to -1.39%
2010	0.95% to 1.80%	1,033,965	13.29 to 11.40	13,599,712	0.18%	-0.71% to -1.56%
2009	0.95% to 1.80%	1,254,704	13.38 to 11.58	16,665,180	0.82%	-0.24% to -1.09%
2008	0.95% to 1.80%	1,755,894	13.41 to 11.71	23,422,359	2.98%	2.05% to 1.17%
2007	0.95% to 1.95%	1,692,808	13.14 to 11.57	22,140,604	4.91%	4.18% to 3.14%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2011	1.30% to 1.50%	559,611	14.11 to 11.72	7,775,840	1.30%	-18.24% to -18.41%
2010	1.30% to 1.50%	661,127	17.26 to 14.36	11,247,722	1.36%	11.65% to 11.42%
2009	1.30% to 1.50%	799,518	15.46 to 12.89	12,179,776	2.13%	24.88% to 24.63%
2008	1.30% to 1.50%	936,068	12.38 to 10.34	11,429,678	2.34%	-44.54% to -44.65%
2007	1.30% to 1.50%	1,197,734	22.32 to 18.68	26,404,069	3.32%	15.78% to 15.54%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2011	0.95% to 1.45%	215,256	11.98 to 9.88	2,559,186	1.20%	-18.01% to -18.43%
2010	0.95% to 1.45%	256,381	14.62 to 12.11	3,716,249	1.31%	11.92% to 11.36%
2009	0.95% to 1.45%	290,240	13.06 to 11.62	3,753,883	2.04%	25.24% to 24.60%
2008	0.95% to 1.45%	332,003	10.43 to 8.73	3,433,097	2.15%	-44.40% to -44.68%
2007	0.95% to 1.70%	448,229	18.76 to 16.53	8,348,164	3.09%	16.09% to 15.30%
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
2011	0.95% to 2.15%	205,125	8.30 to 7.20	1,680,184	1.08%	-18.12% to -19.12%
2010	0.95% to 2.15%	234,497	10.14 to 8.91	2,348,888	1.09%	11.76% to 10.41%
2009	0.95% to 2.15%	295,619	9.07 to 8.07	2,661,348	1.83%	25.02% to 23.51%
2008	0.95% to 2.30%	376,092	7.26 to 7.94	2,748,873	1.87%	-44.49% to -45.31%
2007	0.95% to 2.30%	587,205	16.35 to 14.52	7,889,062	2.92%	16.03% to 14.44%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2011	0.95% to 2.10%	156,770	11.17 to 10.22	1,730,600	1.03%	-18.17% to -19.12%
2010	0.95% to 2.10%	208,729	13.65 to 12.63	2,852,274	1.03%	11.75% to 10.46%
2009	0.95% to 2.55%	285,270	12.22 to 16.24	3,716,167	1.99%	25.00% to 22.74%
2008	0.95% to 2.55%	352,777	9.77 to 13.23	3,767,285	1.96%	-44.48% to -45.44%
2007	0.95% to 2.55%	473,983	17.60 to 24.25	9,315,988	3.11%	15.94% to 14.15%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2011	0.95% to 1.45%	35,920	11.31 to 10.88	402,753	1.20%	-18.09% to -18.50%
2010	0.95% to 1.45%	42,123	13.80 to 13.35	577,786	1.24%	11.94% to 11.37%
2009	0.95% to 1.55%	52,089	12.33 to 17.56	643,937	2.21%	25.29% to 24.29%
2008	0.95% to 1.55%	64,461	9.84 to 14.13	639,820	2.34%	-44.41% to -44.81%
2007	0.95% to 1.55%	79,453	17.71 to 25.60	1,417,786	3.20%	16.11% to 15.49%
VIP Fund - Value Portfolio - Service Class 2 (FV2)
2011	0.95% to 1.75%	37,024	11.41 to 10.47	416,278	0.71%	-3.60% to -4.38%
2010	0.95% to 1.75%	42,696	11.84 to 10.95	499,436	1.04%	16.40% to 15.46%
2009	0.95% to 1.75%	50,426	10.17 to 9.49	507,519	0.68%	40.76% to 39.62%
2008	0.95% to 1.75%	55,361	7.23 to 6.80	393,801	0.49%	-47.11% to -47.54%
2007	0.95% to 1.85%	87,802	13.66 to 12.89	1,178,106	0.39%	0.89% to 0.03%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2011	0.95% to 1.15%	14,663	14.60 to 14.32	212,586	0.80%	-9.71% to -9.89%
2010	0.95% to 1.40%	18,259	16.17 to 14.61	292,945	0.42%	25.25% to 24.85%
2009	0.95% to 1.40%	26,841	12.91 to 11.70	341,779	0.53%	55.90% to 54.88%
2008	0.95% to 1.55%	23,049	8.28 to 7.48	186,864	0.62%	-51.64% to -52.03%
2007	0.95% to 1.55%	27,247	17.12 to 15.59	457,510	0.93%	4.59% to 4.03%
VIP Fund - Value Strategies Portfolio - Service Class 2 (FVS)
2011	0.95% to 1.05%	16,148	11.60 to 11.48	186,874	0.76%	-3.47% to -3.57%
2010	0.95% to 1.05%	20,918	12.02 to 11.90	250,963	1.31%	16.61% to 16.50%
2009	0.95% to 1.05%	23,767	10.30 to 10.22	244,577	0.77%	40.99% to 40.85%
2008	0.95% to 1.05%	29,534	7.31 to 7.25	215,504	0.70%	-47.04% to -47.09%
2007	0.95% to 1.10%	36,865	13.80 to 13.66	507,940	0.53%	1.02% to 0.87%
VIP Fund - VIP Growth Strategies Portfolio - Service Class (FAGRS)
2011	0.95% to 1.00%	4,903	9.87 to 9.81	48,272	0.00%	-9.87% to -9.92%
2010	0.95% to 1.00%	6,048	10.95 to 10.89	66,031	0.00%	23.51% to 23.44%
2009	0.95% to 1.00%	8,266	8.87 to 8.83	73,146	0.00%	38.40% to 38.33%
2008	0.95% to 1.00%	6,455	6.41 to 6.38	41,320	0.00%	-49.36% to -49.39%
2007	0.95% to 1.20%	6,498	12.65 to 12.43	82,132	0.00%	16.39% to 16.09%
VIP Fund - VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)
2011	0.95% to 2.15%	51,949	9.63 to 8.42	488,195	0.00%	-10.08% to -11.16%
2010	0.95% to 2.15%	82,434	10.71 to 9.48	863,684	0.00%	23.50% to 22.13%
2009	0.95% to 2.25%	123,408	8.67 to 7.68	1,044,951	0.00%	38.00% to 35.98%
2008	0.95% to 2.35%	208,391	6.28 to 5.60	1,273,306	0.00%	-49.39% to -50.19%
2007	0.95% to 2.35%	271,076	12.41 to 11.24	3,267,759	0.00%	16.20% to 14.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2011	0.95% to 1.55%	73,800	$ 14.96 to $ 14.14	$ 1,089,825	1.63%	5.29% to 4.71%
2010	0.95% to 1.65%	99,592	14.21 to 13.38	1,397,132	1.78%	19.79% to 19.05%
2009	0.95% to 1.65%	125,910	11.86 to 11.24	1,472,972	1.88%	16.56% to 15.61%
2008	0.95% to 1.65%	151,231	10.18 to 9.72	1,520,486	2.07%	-27.64% to -28.21%
2007	0.95% to 1.65%	201,567	14.07 to 13.55	2,807,251	2.60%	-3.35% to -3.99%
Templeton Foreign Securities Fund - Class 1 (TIF)
2011	0.95% to 1.35%	16,370	13.98 to 13.45	225,981	1.96%	-11.29% to -11.65%
2010	0.95% to 1.55%	21,610	15.76 to 13.85	332,603	2.09%	7.64% to 7.07%
2009	0.95% to 1.55%	23,759	14.64 to 12.93	340,797	3.97%	36.04% to 35.04%
2008	0.95% to 1.55%	30,221	10.76 to 9.58	318,896	2.58%	-40.80% to -41.21%
2007	0.95% to 1.55%	33,635	18.18 to 16.29	601,501	2.18%	14.68% to 14.07%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2011	0.95% to 1.40%	31,538	9.09 to 8.94	284,402	0.01%	-2.48% to -2.92%
2010	0.95% to 1.20%	43,505	9.32 to 9.26	404,258	2.00%	9.21% to 8.93%
2009	0.95% to 2.00%	57,780	8.53 to 8.37	490,739	4.75%	29.01% to 27.50%
2008	0.95% to 1.60%	9,607	6.61 to 6.58	63,341	2.89%	-33.86% to -34.20%	****
Regency Portfolio - S Class Shares (AMRS)
2008	0.95% to 1.80%	31,830	5.58 to 6.74	181,638	1.25%	-46.46% to -47.00%
2007	0.95% to 1.80%	20,462	10.42 to 12.72	221,991	0.22%	2.07% to 1.24%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2011	0.95% to 1.70%	19,928	13.11 to 12.37	257,526	0.33%	-4.00% to -4.72%
2010	0.95% to 1.80%	22,926	13.66 to 12.89	308,598	0.03%	21.69% to 20.65%
2009	0.95% to 2.20%	22,205	11.22 to 12.58	258,250	1.41%	30.18% to 28.35%
2008	0.95% to 2.20%	26,570	8.62 to 9.80	239,704	1.99%	-40.02% to -40.83%
2007	0.95% to 2.35%	34,139	14.37 to 16.45	518,801	0.10%	6.59% to 5.14%
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	0.95% to 2.35%	745,696	10.16 to 9.06	7,413,359	0.01%	42.78% to 40.55%
2008	0.95% to 2.60%	945,209	7.11 to 6.34	6,572,841	0.00%	-46.18% to -47.14%
2007	0.95% to 2.60%	1,147,953	13.22 to 11.99	14,864,759	0.01%	12.77% to 10.95%
Global Securities Fund/VA - Class 3 (OVGS3)
2011	0.95% to 1.50%	35,421	13.78 to 13.21	483,286	1.32%	-9.14% to -9.64%
2010	0.95% to 1.50%	39,528	15.17 to 14.62	596,064	1.46%	14.87% to 14.24%
2009	0.95% to 1.55%	41,001	13.21 to 18.45	556,408	2.30%	38.37% to 37.37%
2008	0.95% to 1.55%	49,473	9.54 to 13.43	499,279	1.47%	-40.76% to -41.20%
2007	0.95% to 1.55%	45,383	16.11 to 22.84	779,614	1.31%	5.32% to 4.75%
Global Securities Fund/VA - Class 4 (OVGS4)
2011	0.95% to 2.00%	226,068	13.52 to 12.46	3,006,496	1.10%	-9.36% to -10.32%
2010	0.95% to 2.00%	324,505	14.92 to 13.90	4,784,755	1.28%	14.57% to 13.36%
2009	0.95% to 2.15%	435,440	13.02 to 12.15	5,596,606	2.01%	38.06% to 36.22%
2008	0.95% to 2.20%	525,504	9.43 to 8.90	4,888,798	1.30%	-40.91% to -41.74%
2007	0.95% to 2.45%	686,311	15.96 to 15.13	10,831,474	1.09%	5.05% to 3.51%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2011	0.95% to 1.35%	9,452	15.76 to 15.16	147,054	1.34%	-9.16% to -9.53%
2010	0.95% to 1.55%	12,245	17.34 to 15.02	210,183	1.53%	14.86% to 14.28%
2009	0.95% to 1.55%	31,161	15.10 to 13.14	459,225	1.68%	38.44% to 37.45%
2008	0.95% to 1.55%	33,904	10.91 to 9.56	361,882	1.58%	-40.76% to -41.19%
2007	0.95% to 1.55%	43,404	18.41 to 16.26	785,425	1.38%	5.30% to 4.73%
Global Securities Fund/VA - Service Class (OVGSS)
2011	0.95% to 1.95%	131,204	15.40 to 13.93	1,982,792	1.11%	-9.39% to -10.31%
2010	0.95% to 1.95%	168,541	17.00 to 15.53	2,811,525	1.33%	14.60% to 13.45%
2009	0.95% to 2.10%	254,036	14.83 to 13.53	3,690,668	2.11%	38.03% to 36.27%
2008	0.95% to 2.10%	356,893	10.75 to 9.93	3,753,280	1.30%	-40.90% to -41.66%
2007	0.95% to 2.10%	431,990	18.18 to 17.02	7,710,501	1.25%	5.07% to 3.91%
High Income Fund/VA - Class 3 (OVHI3)
2011	0.95% to 1.10%	62,185	2.78 to 2.76	172,173	11.02%	-2.81% to -2.96%
2010	0.95% to 1.40%	68,583	2.86 to 2.78	195,325	6.53%	13.60% to 13.18%
2009	0.95% to 1.55%	79,552	2.52 to 2.44	199,631	0.00%	25.55% to 23.30%
2008	0.95% to 1.55%	48,947	2.01 to 1.98	98,043	7.38%	-79.09% to -79.28%
2007	0.95% to 1.55%	28,659	9.60 to 9.56	274,906	0.00%	-4.00% to -4.40%	****
High Income Fund/VA - Non-Service Shares (OVHI)
2011	0.95% to 1.40%	29,987	4.00 to 3.83	118,599	9.79%	-3.26% to -3.70%
2010	0.95% to 1.55%	39,017	4.14 to 3.88	159,598	6.89%	13.72% to 13.13%
2009	0.95% to 1.65%	58,027	3.64 to 3.40	208,723	0.00%	24.13% to 21.80%
2008	0.95% to 1.65%	83,236	2.93 to 2.79	241,678	8.16%	-78.88% to -79.09%
2007	0.95% to 1.65%	111,717	13.88 to 13.37	1,538,523	8.33%	-1.06% to -1.73%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Fund(R)/VA - Service Class (OVGIS)
2011	0.95% to 2.15%	409,404	$ 11.88 to $ 10.53	$ 4,768,340	0.63%	-1.26% to -2.45%
2010	0.95% to 2.15%	526,930	12.03 to 10.79	6,223,078	0.99%	14.73% to 13.34%
2009	0.95% to 2.15%	726,603	10.48 to 9.52	7,439,741	1.73%	26.78% to 25.24%
2008	0.95% to 2.25%	910,823	8.27 to 7.55	7,362,822	1.35%	-39.21% to -40.08%
2007	0.95% to 2.45%	1,219,313	13.60 to 12.45	16,243,771	0.87%	3.16% to 1.64%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2011	0.95% to 1.35%	25,979	17.01 to 16.36	437,380	0.70%	-3.14% to -3.53%
2010	0.95% to 1.55%	34,925	17.56 to 16.69	606,718	0.66%	22.23% to 21.62%
2009	0.95% to 1.55%	43,822	14.37 to 13.72	622,444	0.92%	35.89% to 34.90%
2008	0.95% to 1.55%	50,851	10.57 to 10.17	532,380	0.50%	-38.42% to -38.88%
2007	0.95% to 1.55%	52,970	17.17 to 16.64	902,144	0.36%	-2.15% to -2.71%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2011	0.95% to 1.50%	37,115	9.59 to 9.30	351,946	0.38%	-3.31% to -3.84%
2010	0.95% to 1.50%	26,813	9.92 to 9.67	264,291	0.49%	21.89% to 21.21%
2009	0.95% to 1.75%	37,025	8.14 to 10.63	325,447	0.63%	35.58% to 34.32%
2008	0.95% to 1.80%	43,562	6.00 to 7.90	283,949	0.31%	-38.59% to -39.20%
2007	0.95% to 2.05%	58,304	9.78 to 12.91	612,125	0.13%	-2.33% to -3.38%
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2011	0.95% to 1.85%	474,674	17.28 to 15.79	8,073,718	2.97%	-0.30% to -1.21%
2010	0.95% to 2.15%	677,118	17.33 to 15.59	11,573,797	8.77%	13.68% to 12.39%
2009	0.95% to 2.30%	942,990	15.25 to 13.71	14,120,678	0.27%	17.28% to 15.65%
2008	0.95% to 2.30%	1,202,860	13.00 to 11.85	15,311,582	5.05%	-15.30% to -16.45%
2007	0.95% to 2.30%	1,376,792	15.35 to 14.19	20,735,994	3.33%	8.51% to 7.06%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2011	0.95% to 1.75%	73,985	12.68 to 12.41	930,403	1.94%	7.39% to 6.52%
2010	0.95% to 1.40%	36,578	11.80 to 11.72	430,769	1.30%	8.33% to 7.84%
2009	0.95% to 1.55%	10,695	10.90 to 10.86	116,428	0.72%	8.97% to 8.56%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2011	0.95% to 1.75%	134,979	11.44 to 11.20	1,540,847	1.59%	0.05% to -0.76%
2010	0.95% to 1.85%	152,598	11.44 to 11.26	1,741,220	1.53%	4.19% to 3.24%
2009	0.95% to 1.85%	161,276	10.98 to 10.91	1,767,434	1.29%	9.76% to 9.12%	****
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2011	0.95% to 1.65%	11,369	12.64 to 11.89	140,967	1.21%	-5.55% to -6.21%
2010	0.95% to 1.70%	13,453	13.39 to 12.63	176,960	1.57%	13.29% to 12.43%
2009	0.95% to 1.80%	17,134	11.81 to 10.90	197,603	2.59%	28.58% to 27.31%
2008	0.95% to 2.15%	44,660	9.19 to 8.36	400,489	2.27%	-39.28% to -40.12%
2007	0.95% to 2.30%	59,863	15.13 to 13.85	886,987	1.34%	-6.94% to -8.17%
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2011	0.95% to 1.35%	9,653	11.05 to 10.63	105,068	3.04%	-17.72% to -18.05%
2010	0.95% to 1.35%	13,155	13.43 to 12.97	174,856	3.73%	8.98% to 8.54%
2009	0.95% to 1.55%	16,878	12.32 to 11.76	205,705	0.00%	23.45% to 22.46%
2008	0.95% to 1.55%	24,176	9.98 to 9.60	238,682	2.54%	-44.48% to -44.90%
2007	0.95% to 1.70%	38,245	17.98 to 17.28	679,135	3.20%	7.33% to 6.60%
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
2011	0.95% to 1.50%	8,460	14.11 to 13.38	117,309	0.48%	-5.63% to -6.15%
2010	0.95% to 1.50%	9,780	14.95 to 14.26	144,083	0.33%	24.79% to 24.10%
2009	0.95% to 1.50%	17,044	11.98 to 11.49	201,760	1.79%	30.28% to 29.56%
2008	0.95% to 1.50%	24,978	9.20 to 8.87	227,344	1.48%	-39.94% to -40.27%
2007	0.95% to 1.50%	28,244	15.32 to 14.85	428,659	0.62%	-13.55% to -14.04%
Putnam VT Voyager Fund - IB Shares (PVTVB)
2011	0.95% to 1.60%	60,756	11.92 to 11.19	709,223	0.00%	-18.63% to -19.16%
2010	0.95% to 2.05%	96,300	14.65 to 13.32	1,374,162	1.26%	19.65% to 18.47%
2009	0.95% to 2.25%	100,291	12.25 to 11.07	1,195,587	0.53%	62.34% to 60.14%
2008	0.95% to 2.25%	55,966	7.54 to 6.91	414,502	0.00%	-37.63% to -38.51%
2007	0.95% to 2.25%	70,960	12.09 to 11.25	842,948	0.00%	4.51% to 3.17%
Capital Growth Portfolio - Class II (ACEG2)
2011	0.95% to 1.85%	135,448	10.60 to 9.69	1,400,057	0.00%	-7.28% to -8.12%
2010	0.95% to 2.05%	173,486	11.43 to 10.34	1,933,473	0.00%	18.43% to 17.25%
2009	0.95% to 2.05%	273,597	9.65 to 8.82	2,561,691	0.00%	64.07% to 62.03%
2008	0.95% to 2.30%	328,511	5.88 to 5.35	1,882,927	0.20%	-49.60% to -50.34%
2007	0.95% to 2.45%	451,594	11.67 to 10.68	5,143,597	0.00%	15.53% to 13.82%
Comstock Portfolio - Class II (ACC2)
2011	0.95% to 2.15%	409,076	12.52 to 11.10	5,017,124	1.39%	-3.04% to -4.21%
2010	0.95% to 2.15%	531,183	12.92 to 11.59	6,721,551	0.14%	14.60% to 13.31%
2009	0.95% to 2.30%	745,932	11.27 to 10.11	8,205,438	4.29%	27.19% to 25.29%
2008	0.95% to 2.30%	930,104	8.86 to 8.07	8,056,470	2.44%	-36.41% to -37.36%
2007	0.95% to 2.45%	1,284,613	13.94 to 12.76	17,539,374	1.73%	-3.26% to -4.68%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Basic Value Fund - Series II (AVBV2)
2008	0.95% to 2.60%	708,705	$ 6.39 to $ 5.69	$ 4,419,408	0.44%	-52.36% to -53.25%
2007	0.95% to 2.60%	938,809	13.42 to 12.18	12,325,218	0.32%	0.40% to -1.24%
V.I. Capital Appreciation Fund - Series II (AVCA2)
2011	0.95% to 1.80%	82,622	9.12 to 8.38	733,945	0.00%	-8.99% to -9.77%
2010	0.95% to 2.60%	118,430	10.03 to 8.63	1,157,006	0.49%	14.11% to 12.29%
2009	0.95% to 2.60%	160,721	8.79 to 7.68	1,371,344	0.28%	19.57% to 17.38%
2008	0.95% to 2.60%	182,489	7.35 to 6.54	1,304,807	0.00%	-43.17% to -44.19%
2007	0.95% to 2.60%	230,439	12.93 to 11.73	2,909,473	0.00%	10.67% to 8.86%
V.I. Capital Development Fund - Series I (AVCDI)
2011	0.95% to 1.10%	2,986	13.16 to 12.97	38,739	0.00%	-8.04% to -8.18%
2010	0.95% to 1.10%	6,135	14.31 to 14.12	86,965	0.00%	17.65% to 17.47%
2009	0.95% to 1.40%	9,758	12.16 to 11.74	117,307	0.00%	41.02% to 40.16%
2008	0.95% to 1.40%	11,561	8.62 to 8.37	98,659	0.00%	-47.53% to -47.85%
2007	0.95% to 1.40%	13,747	16.43 to 16.05	223,985	0.00%	9.79% to 9.36%
V.I. Capital Development Fund - Series II (AVCD2)
2011	0.95% to 1.35%	8,950	11.99 to 11.62	105,603	0.00%	-8.25% to -8.62%
2010	0.95% to 2.05%	18,466	13.07 to 15.94	240,572	0.00%	17.35% to 16.16%
2009	0.95% to 2.05%	21,689	11.13 to 13.72	252,525	0.00%	40.64% to 38.86%
2008	0.95% to 2.05%	26,173	7.92 to 9.88	217,628	0.00%	-47.63% to -48.29%
2007	0.95% to 2.05%	44,378	15.12 to 19.11	736,261	0.00%	9.49% to 8.34%
V.I. Core Equity Fund - Series I (AVGI)
2011	0.95% to 1.35%	18,185	10.97 to 10.72	198,240	0.91%	-1.01% to -1.41%
2010	0.95% to 1.35%	26,149	11.08 to 10.87	288,315	0.90%	8.52% to 8.08%
2009	0.95% to 1.55%	46,564	10.21 to 11.33	478,210	1.88%	27.08% to 26.19%
2008	0.95% to 1.55%	49,846	8.04 to 8.98	403,209	2.08%	-30.81% to -31.27%
2007	0.95% to 1.55%	53,441	11.61 to 13.06	624,683	1.12%	7.08% to 6.50%
V.I. Core Equity Fund - Series II (AVCE2)
2011	0.95% to 1.80%	61,899	10.82 to 10.30	659,306	0.76%	-1.24% to -2.08%
2010	0.95% to 1.90%	68,359	10.95 to 10.47	738,673	0.66%	8.21% to 7.25%
2009	0.95% to 2.35%	123,027	10.12 to 9.60	1,229,072	1.55%	26.77% to 24.85%
2008	0.95% to 2.35%	136,524	7.99 to 7.69	1,078,893	1.81%	-30.98% to -32.00%
2007	0.95% to 2.35%	167,172	11.57 to 11.31	1,920,889	0.75%	6.85% to 5.39%
V.I. International Growth Fund - Series II (AVIE2)
2011	0.95% to 1.80%	15,150	18.03 to 16.56	268,583	1.30%	-7.87% to -8.66%
2010	0.95% to 1.80%	22,521	19.58 to 18.13	433,385	1.54%	11.54% to 10.58%
2009	0.95% to 2.10%	35,995	17.55 to 16.02	619,656	1.26%	33.63% to 31.92%
2008	0.95% to 2.10%	47,870	13.13 to 12.15	616,506	0.41%	-41.11% to -41.86%
2007	0.95% to 2.10%	65,393	22.30 to 20.89	1,435,476	0.34%	13.35% to 12.14%
V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)
2011	0.95% to 1.35%	13,539	14.91 to 14.35	199,307	0.26%	-7.27% to -7.64%
2010	0.95% to 1.40%	21,857	16.08 to 15.49	347,677	0.45%	13.03% to 12.61%
2009	0.95% to 1.55%	40,559	14.23 to 13.60	572,187	1.33%	28.98% to 28.08%
2008	0.95% to 1.55%	48,207	11.03 to 10.62	527,777	1.53%	-29.20% to -29.66%
2007	0.95% to 1.55%	53,323	15.58 to 15.09	825,585	0.22%	8.50% to 7.90%
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
2011	0.95% to 1.75%	76,485	9.81 to 9.67	747,759	0.79%	-17.19% to -17.86%
2010	0.95% to 1.55%	33,086	11.84 to 11.79	391,165	0.00%	18.41% to 17.94%	****
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2011	0.95% to 1.75%	161,057	11.76 to 11.51	1,883,766	0.91%	-8.09% to -8.83%
2010	0.95% to 1.70%	115,062	12.80 to 12.64	1,469,249	1.19%	7.64% to 6.83%
2009	0.95% to 1.85%	115,948	11.89 to 8.97	1,238,557	0.00%	18.90% to 18.16%	****
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2011	0.95% to 1.55%	7,872	15.57 to 15.32	122,000	0.00%	-5.50% to -6.07%
2010	0.95% to 1.55%	11,321	16.47 to 16.31	186,001	0.00%	25.57% to 24.81%
2009	1.00% to 1.40%	6,874	13.11 to 13.08	90,092	0.00%	31.13% to 30.78%	****
AllianceBernstein NVIT Global Fixed Income Fund - Class III(obsolete) (NVAGF3)
2010	0.95% to 1.40%	5,329	12.16 to 12.07	64,637	4.41%	7.21% to 6.72%
2009	1.00% to 1.60%	6,049	11.34 to 11.30	68,498	4.96%	13.43% to 12.97%	****
Clover Value Fund II - Service Shares(obsolete) (FALFS)
2009	0.95% to 2.10%	119,548	8.78 to 8.01	1,030,537	2.32%	13.42% to 11.93%
2008	0.95% to 2.25%	144,291	7.74 to 7.08	1,096,433	1.53%	-34.59% to -35.54%
2007	0.95% to 2.25%	177,540	11.83 to 10.99	2,064,880	1.30%	-10.72% to -11.87%
International Equity Fund II(obsolete) (FVIE2)
2009	0.95% to 1.40%	8,430	11.88 to 11.47	99,267	3.07%	39.91% to 39.04%
2008	0.95% to 1.40%	10,516	8.49 to 8.25	88,622	0.63%	-46.24% to -46.56%
2007	0.95% to 1.40%	14,935	15.80 to 15.43	234,292	0.18%	8.50% to 8.07%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares(obsolete) (JARLCS)
2008	0.95% to 2.25%	17,772	11.38 to 10.58	196,670	0.67%	-36.85% to -37.74%
2007	0.95% to 2.25%	25,017	18.02 to 16.99	441,415	0.31%	5.12% to 3.78%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Large Cap Core Equity Fund (obsolete) (STVGI)
2008	0.95% to 1.45%	2,608	$ 11.44 to $ 11.09	$ 29,393	1.01%	-38.49% to -38.81%
2007	0.95% to 1.80%	3,573	18.61 to 17.79	65,001	1.20%	-0.18% to -1.04%
Large Cap Growth Fund II (obsolete) (VFLG2)
2008	0.95% to 1.55%	196,969	7.25 to 6.96	1,410,725	0.41%	-39.63% to -40.06%
2007	0.95% to 1.55%	221,038	12.00 to 11.60	2,627,233	0.36%	8.11% to 7.46%
Large Cap Growth Stock Fund (obsolete) (STVCA)
2008	1.10% to 1.85%	2,620	9.00 to 8.59	23,038	0.20%	-41.33% to -41.78%
2007	1.45% to 1.85%	7,424	15.07 to 14.75	110,658	0.29%	13.60% to 13.13%
Large Cap Value Equity Fund (obsolete) (STVVIS)
2008	1.10% to 1.90%	5,137	12.77 to 12.16	64,302	2.03%	-33.53% to -34.13%
2007	1.10% to 1.90%	7,427	19.20 to 18.46	139,317	1.29%	2.41% to 1.64%
Large Cap Value Fund II (obsolete) (VFLV2)
2008	0.95% to 1.65%	157,175	8.78 to 8.38	1,362,445	1.26%	-39.98% to -40.49%
2007	0.95% to 1.65%	235,928	14.63 to 14.09	3,410,924	1.07%	0.60% to -0.06%
Mid Cap Growth Strategies Fund II(obsolete) (FVGS2)
2009	0.95% to 1.65%	36,281	13.08 to 12.39	466,497	0.00%	29.37% to 28.24%
2008	0.95% to 1.65%	44,308	10.11 to 9.66	442,313	0.00%	-44.03% to -44.48%
2007	0.95% to 1.65%	47,645	18.07 to 17.41	851,505	0.00%	16.89% to 16.14%
Mid Cap Core Equity Fund (obsolete) (STVMCE)
2008	0.95% to 1.85%	2,229	11.63 to 10.99	25,112	0.58%	-41.22% to -41.76%
2007	0.95% to 1.85%	4,471	19.79 to 18.87	85,458	0.19%	4.18% to 3.23%
NVIT Mid Cap Growth Fund -Class II (obsolete) (SGRF2)
2008	0.95% to 1.60%	19,280	5.68 to 5.58	110,752	0.00%	-46.79% to -47.14%
2007	0.95% to 1.75%	19,079	10.68 to 10.54	209,775	0.00%	7.69% to 6.82%
Small Cap Value Equity Fund (obsolete) (STVSCV)
2008	0.95% to 1.40%	4,565	15.62 to 15.23	70,692	1.68%	-33.78% to -34.15%
2007	0.95% to 1.40%	4,598	23.59 to 23.13	107,713	0.85%	1.58% to 1.17%

2011	Reserves for annuity contracts in payout phase:				869,225
2011	Contract owners equity:				$541,215,504
2010	Reserves for annuity contracts in payout phase:				1,133,318
2010	Contract owners equity:				$699,931,571
2009	Reserves for annuity contracts in payout phase:				427,890
2009	Contract owners equity:				$788,131,102
2008	Reserves for annuity contracts in payout phase:				444,798
2008	Contract owners equity:				$774,814,980
2007	Reserves for annuity contracts in payout phase:				637,445
2007	Contract owners equity:				$1,498,536,209

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2011. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2012

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2011	2010	2009

Revenues
Policy charges	$ 1,506	$ 1,399	$ 1,245
Premiums	531	484	470
Net investment income	1,844	1,825	1,879
Net realized investment (losses) gains	(1,609)	(236)	454
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(162)	(394)	(992)
Non-credit portion of loss recognized in other comprehensive income	95	174	417
Net other-than-temporary impairment losses recognized in earnings	(67)	(220)	(575)
Other revenues	3	2	(4)
Total revenues	$ 2,208	3,254	3,469

Benefits and expenses
Interest credited to policyholder account values	$ 1,033	$ 1,056	$ 1,100
Benefits and claims	1,062	873	812
Policyholder dividends	67	78	87
Amortization of deferred policy acquisition costs	76	396	466
Amortization of value of business acquired and other intangible assets	11	18	63
Interest expense	70	55	55
Other expenses, net of deferrals	609	574	579
Total benefits and expenses	$ 2,928	3,050	3,162

(Loss) income before federal income taxes and noncontrolling interests	$ (720)	$ 204	$ 307
Federal income tax (benefit) expense	(382)	24	48
Net (loss) income	$ (338)	$ 180	$ 259
Less: Net loss attributable to noncontrolling interest	(56)	(60)	(52)
Net (loss) income attributable to Nationwide Life Insurane Company	$ (282)	$ 240	$ 311

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2011	2010

Assets
Investments
Fixed maturity securities, available-for-sale	$ 29,201	$ 26,434
Equity securities, available-for-sale	20	42
Mortgage loans, net of allowance	5,748	6,125
Policy loans	1,008	1,088
Short-term investments	1,125	1,062
Other investments	566	558
Total investments	$ 37,668	$ 35,309

Cash and cash equivalents	49	337
Accrued investment income	560	459
Deferred policy acquisition costs	4,425	3,973
Value of business acquired	238	259
Goodwill	200	200
Other assets	4,348	1,985
Separate account assets	65,194	64,875
Total assets	$ 112,682	$ 107,397

Liabilities and Equity
Liabilities
Future policy benefits and claims	$ 35,252	$ 32,676
Short-term debt	777	300
Long-term debt	991	978
Other liabilities	4,316	2,429
Separate account liabilities	65,194	64,875
Total liabilities	$ 106,530	$ 101,258

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,459	3,741
Accumulated other comprehensive income	626	321
Total shareholder's equity	$ 5,807	$ 5,784
Noncontrolling interest	345	355
Total equity	$ 6,152	$ 6,139
Total liabilities and equity	$ 112,682	$ 107,397

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Changes in Equity
(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of adoption of accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income	-	-	-	1,345	1,345	-	1,345
Total comprehensive income (loss)	-	-	311	1,345	1,656	(52)	1,604
Change in noncontrolling interest	-	-	-	-	-	(13)	(13)
Other, net	-	-	(3)	-	(3)	-	(3)

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of adoption of accounting principle, net of taxes	-	-	(9)	9	-	46	46
Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income	-	-	-	578	578	-	578
Total comprehensive income (loss)	-	-	240	578	818	(60)	758
Change in noncontrolling interest	-	-	-	-	-	18	18

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

Comprehensive loss:
Net loss	-	-	(282)	-	(282)	(56)	(338)
Other comprehensive income	-	-	-	305	305	-	305
Total comprehensive income (loss)	-	-	(282)	305	23	(56)	(33)
Change in noncontrolling interest	-	-	-	-	-	46	46

Balance as of December 31, 2011	$ 4	$ 1,718	$ 3,459	$ 626	$ 5,807	$ 345	$ 6,152

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2011	2010	2009

Cash flows from operating activities:
Net (loss) income	$ (338)	$ 180	$ 259
Adjustments to net (loss) income
Net realized investment losses (gains)	1,609	236	(454)
Net other-than-temporary impairment losses recognized in earnings	67	220	575
Interest credited to policyholder accounts	1,033	1,056	1,100
Capitalization of deferred policy acquisition costs	(741)	(634)	(513)
Amortization of deferred policy acquisition costs	76	396	466
Amortization and depreciation	48	(2)	51
Deferred tax (benefit) expense	(437)	115	(117)
Changes in:
Policy liabilities	(608)	(579)	(725)
Other, net	(632)	(302)	(30)
Net cash provided by operating activities	$ 77	$ 686	$ 612

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$ 2,705	$ 3,251	$ 3,889
Proceeds from sale of available-for-sale securities	1,585	2,168	4,211
Proceeds from sales/repayments of mortgage loans	1,124	996	773
Purchases of available-for-sale securities	(6,176)	(5,910)	(9,206)
Issuance and purchases of mortgage loans	(751)	(373)	(36)
Net (increase) decrease in short-term investments	(61)	(44)	1,910
Collateral received (paid), net	359	(23)	(869)
Other, net	104	(29)	208
Net cash (used in) provided by investing activities	$ (1,111)	$ 36	$ 880

Cash flows from financing activities:
Net change in short-term debt	$ 477	$ 150	$ (100)
Proceeds from issuance of long-term debt	13	272	-
Investment and universal life insurance product deposits and other additions	5,314	4,540	3,877
Investment and universal life insurance product withdrawals and other deductions	(5,024)	(5,405)	(5,301)
Other, net	(34)	9	39
Net cash provided by (used in) financing activities	$ 746	$ (434)	$ (1,485)

Net (decrease) increase in cash and cash equivalents	$ (288)	$ 288	$ 7
Cash and cash equivalents, beginning of period	337	49	42
Cash and cash equivalents, end of period	$ 49	$ 337	$ 49

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio domiciled stock life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2011 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

As of December 31, 2011 and 2010, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the U.S. (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes.  Significant estimates include the balance and amortization of deferred policy acquisition costs (DAC), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims liabilities including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts,  goodwill, provision for income taxes and valuation of deferred tax assets.  Actual results may differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (VIEs). Entities in which NLIC does not have a controlling interest but in which the Company has significant influence over the operating and financing decisions and certain other investments are reported using the equity method. All significant intercompany accounts and transactions have been eliminated.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Revenues and Benefits
Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company offers certain universal life insurance,  variable universal life insurance  and variable annuity products with secondary guarantees, guaranteed minimum death benefits (GMDB), and guaranteed minimum income benefits (GMIB).  Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guarantee benefit payments plus interest.  The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected guarantee benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate amortization of DAC, value of business acquired (VOBA) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for discussion of these guarantees.

The Company’s guaranteed minimum accumulation benefit (GMAB) and guaranteed living withdrawal benefit (GLWB) living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs that vary with and primarily relate to acquiring business, consisting principally of commissions, premium taxes, certain expenses of the policy issue and underwriting department, certain variable sales expenses that relate to and vary with the production of new and renewal business and other acquisition expenses net of those acquisition costs ceded to reinsurers. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  The methods and assumptions used to amortize and assess recoverability of DAC depend on the type of insurance product.

Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  For these products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, policy charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.  DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale with the corresponding adjustment recorded in accumulated other comprehensive income (AOCI). The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Quarterly, consideration is given as to whether adjustments to the assumptions in the annual process for all other product lines are necessary. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is highly improbable to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Traditional life insurance products. Generally, DAC is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

See Note 5 for a discussion of assumption changes that impacted DAC amortization and related balances.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and VOBA, future policy benefits and claims, policyholder dividend obligations, and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2011 and 2010, 82% and 81%, respectively, of fixed maturity securities were priced using independent pricing services.

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services. Broker quotes are considered unobservable inputs, and these securities are classified accordingly in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For certain fixed maturity securities not valued using independent pricing services or broker quotes, a corporate pricing matrix or internally developed pricing model is most often used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans held-for-investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio. Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid mutual funds and government agency discount notes with original maturities of less than twelve months. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships,  hedge funds and trading securities.

Securities lending.  The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is  the primary beneficiary of a VIE.  The determination is based on a review of the entity’s contract and other deal related information, such as the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. Also reviewed are whether the contractual or ownership interest in the entity changes with the change in fair value of the entity and the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impact the entity’s performance and the obligation to absorb significant losses of the entity, or the right to receive significant benefits from the entity.  The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

The majority of the VIEs consolidated by the Company are due to providing guarantees to limited partners related to the after tax yields by the Low-Income-Housing Tax Credit Funds (LIHTC Funds).  The results of operations and  financial position of each VIE for which the Company is the primary beneficiary are included along with corresponding noncontrolling interests in the accompanying consolidated financial statements.  Ownership interests held by unrelated third parties in consolidated entities are presented as noncontrolling interests in equity.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performance.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 6 for additional disclosures related to these investments.

Other-than-temporary impairment evaluations.  The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. The Company evaluates its intent to sell on an individual security basis. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time, and the Company’s ability and intent to hold the security to recovery.

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts and options.  Certain features embedded in the Company’s investments, market-indexed life and annuity contracts and certain variable life and annuity contracts require derivative accounting.  All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value and these instruments are classified accordingly in the fair value hierarchy.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

For derivative instruments that are designated and qualify for cash flow hedge accounting (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.  Effective July 1, 2010, these securities were transferred from available-for-sale securities to other investments.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company reviews its fair value hierarchy classifications for financial assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized. Interest expense and any associated penalties are shown as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s carrying value is less than its fair value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions.  The Company performed its 2011 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

        Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are comprised of public, privately registered and non-registered mutual funds and investments in securities. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  The value of separate account liabilities is set to equal the fair value for separate account assets.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2011 (5% in 2010 and 6% in 2009), 42% of the number of life insurance policies in force in 2011 (45% in 2010 and 48% in 2009).  The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for 2009 and prior to reflect the NLICA merger.

The following table summarizes the impact of the merger with NLICA on the consolidated statement of operations for the year ended December 31:

(in millions)	2009

Total revenues	$ 375
Total benefits and expenses	$ 357
Federal income tax benefit	$ (5)
Net income	$ 23

The impact of the merger on shareholder’s equity was $1.0 billion as of December 31, 2009 and 2008, respectively.

Subsequent events

The Company evaluated subsequent events through March 1, 2012, the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(3)      Recently Issued Accounting Standards

Adopted Accounting Standards

In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-02, which amends the factors a creditor should consider to determine whether a restructuring constitutes a troubled debt restructuring in Accounting Standards Codification (ASC) 310, Receivables.  The Company will adopt this guidance for interim and annual periods beginning June 15, 2011. The adoption of this guidance will have an immaterial impact on the Company’s consolidated statements of operations and consolidated balance sheets.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company's consolidated statements of operations or consolidated balance sheets.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting.  The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets.  The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.\

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity.  This guidance changes the consolidation guidance applicable to a VIE.  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an increase to the opening balance of retained earnings with a corresponding decrease to the opening balance of AOCI.

Pending Accounting Standard

In September 2011, the FASB issued ASU 2011-08, which amends existing guidance in ASC 350, Intangibles-Goodwill and Other.  The amended guidance allows an entity to conduct a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying value before performing the two-step goodwill impairment test.  If the qualitative assessment indicates that it is not more likely than not that the fair value of a particular reporting unit is less than its carrying value, then the entity is not required to perform the two-step goodwill impairment test.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures.  The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012.  The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Company’s consolidated statements of operations or consolidated balance sheets.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This amends prior guidance by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. The amendments are required to be applied prospectively with retrospective application permitted. The Company will adopt this guidance retrospectively, effective January 1, 2012. The Company is currently in the process of determining the impact of adoption. The adoption of this guidance is expected to have a material impact to DAC and retained earnings.

In June 2011, the FASB issued ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income.  In December 2011, the FASB issued ASU 2011-12, which defers certain changes in ASU 2011-05 related to the presentation of reclassification adjustments out of accumulated other comprehensive income.  The Company will adopt both updates retrospectively, effective December 31, 2012.  The adoption of this guidance will impact the presentation of the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting.  The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. The Company will adopt this guidance retrospectively for interim and annual periods beginning January 1, 2013.  The adoption of this guidance will result in increased disclosures only and will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

(4)       Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts:  (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.

The GMIB, which was offered as a rider to several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization value.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The GLWB, offered in the Company’s Lifetime Income contract rider (L.inc), is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.  L.inc is the only living benefit guarantee offered on new variable annuity contract sales.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts as of December 31 (a contract may contain multiple guarantees):

			2011			2010
				Wtd. avg.				Wtd. avg.
	General	Separate	Net	attained	General	Separate	Net	attained
	account	account	amount	age of	account	account	amount	age of
(in millions)	value	value	at risk1	contractholders	value	value	at risk1	contractholders

Return of net deposits:
In the event of death	$ 1,562	$11,749	$ 175	63	$ 832	$ 8,039	$ 39	62
Accumulation at specified date	$ 342	$ 4,138	$ 149	65	$ 558	$ 5,394	$ 108	65

Minimum return or anniversary contract value :
In the event of death	$ 3,600	$28,754	$ 1,882	67	$ 2,604	$ 30,970	$ 1,271	67
At annuitization	$ 430	$18,089	$ 574	65	$ 342	$ 12,806	$ 431	65
__________

1	Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Net amount at risk is highly sensitive to changes in financial market movements. See Note 7, for a discussion of the Company’s risk management practices with respect to financial market exposure.

The following table summarizes the reserve balances, for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 1,842	$ 168
GMDB	$ 80	$ 46
GMIB	$ 3	$ 2

The following table summarizes paid claims for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 10	$ -
GMDB	$ 40	$ 62
GMIB	$ -	$ 3

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees.  This no lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments.   The reserve balances on these guarantees were $162 million and $87 million as of December 31, 2011 and 2010, respectively.  Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2011 and 2010, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes information regarding universal and variable universal life insurance contracts with no lapse guarantees invested in general and separate accounts as of December 31:

	2011			2010
			Wtd. avg.			Wtd. avg.
		Net	attained		Net	attained
	Account	amount	age of	Account	amount	age of
(in millions)	value	at risk1	contractholders	value	at risk1	contractholders

No lapse guarantees	$ 1,154	$ 9,777	58	$ 1,065	$ 8,099	58

__________
1 Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Related Separate Accounts

The following table summarizes account balances of deferred variable annuity, variable single premium immediate annuity and variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2011	2010

Mutual funds:
Bond	$ 5,604	$ 5,364
Domestic equity	34,612	33,254
International equity	2,812	3,437
Total mutual funds	$ 43,028	$ 42,055
Money market funds	1,530	1,457
Total	$ 44,558	$ 43,512

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2011 and 2010.

(5)      Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 3,973	$ 3,983	$ 4,524
Capitalization of DAC	741	634	513
Amortization of DAC, excluding unlocks	(239)	(385)	(606)
Amortization of DAC related to unlocks	163	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(213)	(248)	(588)
Balance at end of year	$ 4,425	$ 3,973	$ 3,983

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The most significant contributor to the favorable unlock recorded during 2011 was the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $111 million.

During 2011, 2010 and 2009, the Company conducted its annual comprehensive review of model assumptions and unlocked assumptions related to interest spread, mortality, lapse and market performance assumptions.

During 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $219 million.

Based upon the market performance in the second half of 2011, the DAC balance for variable annuities is currently outside of the preset parameters.  Accordingly, future periods may incur additional amortization of DAC if the Company’s actual returns are less than the assumed net separate account performance.

Value of Business Acquired

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 259	$ 277	$ 334
Amortization of VOBA, excluding unlocks	(29)	(33)	(36)
Amortization of VOBA related to unlocks	16	13	(13)
Net realized gains on investments	2	1	1
Adjustments to VOBA related to unrealized gains and losses on securities
available-for-sale	(10)	1	(9)
Balance at end of year	$ 238	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $17 million, $18 million, and $20 million during the years ended December 31, 2011, 2010 and 2009, respectively. Additionally, the VOBA gross carrying amount was $585 million and $595 million and accumulated amortization of $347 million and $336 million for the years ended December 31, 2011 and 2010, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA

2012	$ 21
2013	$ 19
2014	$ 16
2015	$ 14
2016	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(6)      Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Fair
(in millions)	cost	gains	losses	value

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 506	$ 124	$ -	$ 630
Obligations of states and political subdivisions	1,501	177	-	1,678
Debt securities issued by foreign governments	102	18	-	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213
Total fixed maturity securities	$ 27,477	$ 2,334	$ 610	$ 29,201
Equity securities	19	2	1	20
Total available-for-sale securities	$ 27,496	$ 2,336	$ 611	$ 29,221

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total available-for-sale securities	$ 25,652	$ 1,520	$ 696	$ 26,476

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  While the Company has the ability and intent to hold equity securities until recovery, and the Company does not have the intent to sell, nor is it more likely than not it will be required to sell fixed maturity securities in unrealized loss positions, investment losses may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2011.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

	Amortized	Fair
(in millions)	cost	value
Fixed maturity securities:
Due in one year or less	$ 963	$ 982
Due after one year through five years	6,817	7,215
Due after five years through ten years	7,699	8,478
Due after ten years	4,760	5,408
Subtotal	$ 20,239	$ 22,083
Residential mortgage-backed securities	5,280	5,224
Commercial mortgage-backed securities	1,347	1,379
Collateralized debt obligations	410	302
Other asset-backed securities	201	213
Total fixed maturity securities	$ 27,477	$ 29,201

The following table summarizes components of net unrealized gains and losses on available-for-sale securities, as of December 31:

(in millions)	2011	2010 1

Net unrealized gains, before adjustments, taxes and fair value hedging	$ 1,725	$ 824
Change in fair value attributable to fixed maturities designated in fair value hedging
relationships	(8)	(20)
Net unrealized gains, before adjustments and taxes	1,717	804
Adjustment to DAC and VOBA	(439)	(216)
Adjustment to future policy benefits and claims	(183)	27
Adjustment to policyholder dividend obligation	(132)	(90)
Deferred federal income tax expense	(329)	(184)
Net unrealized gains on available-for-sale securities	$ 634	$ 341
__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of ASU 2010-11.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the change in net unrealized gains and losses on available-for-sale securities reported in accumulated other comprehensive income, as of December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 341	$ (228)
Cumulative effect of adoption of accounting principle	-	9
Adjusted balance, beginning of period	$ 341	$ (219)
Unrealized gains and losses arising during the period:
Net unrealized gains before adjustments	896	1,039
Non-credit impairments and subsequent changes in fair value of those debt securities	(11)	131
Net adjustments to DAC and VOBA	(223)	(247)
Net adjustment to future policy benefits and claims	(210)	7
Net adjustment to policyholder dividend obligation	(42)	(73)
Related federal income tax expense	(135)	(300)
Change in unrealized gains on available-for-sale securities	$ 275	$ 557
Reclassification adjustments to net investment losses, net of taxes ($(10) and $(2) as of December 31, 2011 and 2010, respectively)	(18)	(3)
Change in net unrealized gains on available-for-sale securities	$ 293	$ 560
Balance at end of year	$ 634	$ 341

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year				Total
		Gross	Number		Gross	Number		Gross	Number
	Fair	unrealized	of	Fair	unrealized	of	Fair	unrealized	of
(in millions, except number of securities)	value	losses	securities	value	losses	securities	value	losses	securities

December 31, 2011
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 31	$ -	6	$ 5	$ -	1	$ 36	$ -	7
Corporate public securities	1,460	62	150	309	49	54	1,769	111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	470	15	48	352	48	52	822	63	100
Total fixed maturity securities	$ 2,317	$ 88	266	$ 2,142	$ 522	386	$ 4,459	$ 610	652
Equity securities	7	1	10	-	-	31	7	1	41
Total	$ 2,324	$ 89	276	$ 2,142	$ 522	417	$ 4,466	$ 611	693

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	458	28	51	465	55	74	923	83	125
Total fixed maturity securities	$ 2,844	$ 117	280	$ 2,938	$ 579	508	$ 5,782	$ 696	788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	283	$ 2,940	$ 579	548	$ 5,787	$ 696	831

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost, for all available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2011			December 31, 2010
	Less	More		Less	More
	than or	than		than or	than
	equal to	one		equal to	one
(in millions)	one year	year	Total	one year	year	Total

99.9% - 80.0%	$ 83	$ 158	$ 241	$ 100	$ 251	$ 351
Less than 80.0%
Residential mortgage-backed securities	-	191	191	-	173	173
Collateralized debt obligations	1	121	122	-	113	113
Other	5	52	57	17	42	59
Total	$ 89	$ 522	$ 611	$ 117	$ 579	$ 696

These unrealized losses represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities and historical and forecasted loss severities, or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

Management believes unrealized losses on available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows were equal to or greater than the amortized cost basis of the securities.

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien and collateral dependent commercial mortgage loans.  These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, for the years ended December 31:

(in millions)	2011	2010
Amortized cost:
Loans with non-specific reserves	$ 5,672	$ 5,952
Loans with specific reserves	136	269
Total amortized cost	$ 5,808	$ 6,221
Valuation allowance:
Non-specific reserves	$ 33	$ 47
Specific reserves	27	49
Total valuation allowance	$ 60	$ 96
Mortgage loans, net of allowance	$ 5,748	$ 6,125

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 96	$ 77
Additions	25	66
Deductions	(61)	(47)
Balance at end of year	$ 60	$ 96

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes impaired mortgage loans by class for the years ended December 31:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
2011
Amortized cost	$ 8	$ 31	$ 20	$ -	$ 77	$ 136
Specific reserves	(1)	(9)	(8)	-	(9)	$ (27)
Impaired mortgage loans, net of allowance	$ 7	$ 22	$ 12	$ -	$ 68	$ 109

2010
Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ 269
Specific reserves	(1)	(8)	(14)	(4)	(22)	$ (49)
Impaired mortgage loans, net of allowance	$ 7	$ 44	$ 35	$ 19	$ 115	$ 220

As of December 31, 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class for the year ended December 31, 2011:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
Average recorded investment	$ 7	$ 39	$ 33	$ 4	$ 93	$ 176
Interest income recognized	$ 1	$ 5	$ 3	$ -	$ 8	$ 17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Management uses an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property are updated at least annually.

The following table summarizes the amortized cost of mortgage loans by internal credit quality rating and by class as of the dates indicated:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total

December 31, 2011
Rated 1	$ 112	$ 51	$ 120	$ 10	$ 14	$ 307
Rated 2	242	494	933	433	153	2,255
Rated 3	372	626	1,108	664	87	2,857
Rated 4	35	86	63	25	22	231
Rated 5	14	30	21	7	86	158
Total mortgage loans	$ 775	$ 1,287	$ 2,245	$ 1,139	$ 362	$ 5,808

December 31, 2010
Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	1,049
Rated 3	523	1,065	1,643	935	144	4,310
Rated 4	66	173	105	202	281	827
Rated 5	16	6	5	-	3	30
Total mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 452	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, mortgage loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while mortgage loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings reflect management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Securities Lending

The fair value of loaned securities was $103 million and $269 million as of December 31, 2011 and 2010, respectively.  The Company received $105 million and $276 million of cash collateral on securities lending as of December 31, 2011 and 2010, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2011 and 2010.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Tax Credit Funds and Variable Interest Entities

The Company has sold $796 million and $747 million in LIHTC Funds to unrelated third parties as of December 31, 2011 and 2010.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027.  As of December 31, 2011 and 2010, the Company held guarantee reserves totaling $6 million on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $770 million.  The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

The Company has relationships with VIEs where the Company is the primary beneficiary.  Net assets of all consolidated VIEs totaled $345 million and $355 million as of December 31, 2011 and 2010, respectively, which was composed primarily of other long-term investments of $310 million and $315 million at December 31, 2011 and 2010, respectively.  As of December 31, 2011 and 2010, the total exposure to loss on VIEs was immaterial (except for the impact of guarantees disclosed above). The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LIHTC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

In addition to the consolidated VIEs described above, the Company holds investments in variable interests in LIHTC Funds where the Company is not the primary beneficiary. The carrying value of these investments was $178 million and $157 million as of December 31, 2011 and 2010, respectively. The total exposure to loss on these investments was $309 million and $218 million as of December 31, 2011 and 2010, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying value of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Net Investment Income

The following table summarizes net investment income by investment type for the years ended December 31:

(in millions)	2011	2010	2009

Fixed maturity securities, available-for-sale	$ 1,502	$ 1,474	$ 1,465
Equity securities, available-for-sale	1	2	2
Mortgage loans	370	396	445
Policy loans	56	55	61
Other	(35)	(43)	(38)
Gross investment income	$ 1,894	$ 1,884	$ 1,935
Investment expenses	50	59	56
Net investment income	$ 1,844	$ 1,825	$ 1,879

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended December 31:

(in millions)	2011	2010	2009

Net derivative gains (losses)	$ (1,636)	$ (385)	$ 400
Realized gains on sales	64	176	192
Realized losses on sales	(45)	(43)	(113)
Other	8	16	(25)
Net realized investment (losses) gains	$ (1,609)	$ (236)	$ 454

In 2011, interest rate declines and equity market volatility resulted in net realized derivative losses. Refer to Note 7 for further discussion on the Company’s derivative portfolio and related activity.

Proceeds from the sale of available-for-sale securities were $1.6 billion, $2.2 billion and $4.2 billion during the years ended December 31, 2011, 2010 and 2009, respectively.  Gross gains of $50 million, $172 million and $189 million and gross losses of $39 million, $17 million and $70 million were realized on those sales during the years ended December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Total	Included in other comprehensive income	Net
2011
Fixed maturity securities	$ 135	$ (95)	$ 40
Mortgage loans	25	-	25
Other	2	-	2
Other-than-temporary impairment losses	$ 162	$ (95)	$ 67

2010
Fixed maturity securities	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Other-than-temporary impairment losses	$ 992	$ (417)	$ 575

The following table summarizes the non-credit portion of other-than-temporary impairments, which have credit losses in earnings, and any subsequent changes in the fair value of those debt securities recognized in other comprehensive income, before federal income taxes, for the years ended December 31:

(in millions)	2011	2010	2009 1
Balance at beginning of year	$ (215)	$ (346)	$ -
Net activity in the period	(11)	131	(346)
Balance at end of year	$ (226)	$ (215)	$ (346)

__________

1	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the cumulative amounts related to the Company's credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis, for the years ended December 31:

(in millions)	2011	2010	2009

Cumulative credit loss at beginning of year	$ 340	$ 417	$ 507
New credit losses	8	31	168
Incremental credit losses	29	116	72
Losses related to securities included in the beginning balance sold or paid down during the period	(49)	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent	-	(22)	(63)
Cumulative credit loss at end of year	$ 328	$ 340	$ 417

(7)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments.

Interest rate risk management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s statutory capital position.

Foreign currency risk management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity market risk management:  The Company has a variety of variable annuity products with guaranteed benefit features. Refer to Note 4 for description of these guarantees.

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities, and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•
interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain funding agreement liabilities,

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to hedge certain guaranteed benefit rider obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps are used to hedge foreign currency-denominated assets and liabilities, and

•	credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2011 and 2010, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the fair value of derivative instruments, the related notional amounts of the derivative instruments and the related accrued interest, collateral and master netting agreement amounts as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$ 11	$ 145	$ 29	$ 310
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 2,182	$ 21,732	$ 2,142	$ 20,957
Equity contracts	1,004	7,265	21	1,661
Credit default swaps	1	13	1	17
Other derivative contracts	10	892	43	2,409
Gross derivative positions1	$ 3,208	$ 30,047	$ 2,236	$ 25,354
Accrued interest	$ 172		$ 179
Less:
Cash collateral received/paid2	$ 1,028		$ 223
Master netting agreements	$ 2,158		$ 2,158
Net uncollateralized derivative positions	$ 194		$ 34

December 31, 2010
Derivatives designated and qualifying as hedging instruments	$ 27	$ 210	$ 55	$ 931
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 556	$ 10,944	$ 418	$ 10,225
Equity contracts	212	2,484	20	1,124
Credit default swaps	1	20	-	17
Other derivative contracts	42	1,329	53	1,263
Gross derivative positions1	$ 838	$ 14,987	$ 546	$ 13,560
Accrued interest	$ 99		$ 106
Less:
Cash collateral received/paid3	$ 351		$ 76
Master netting agreements	$ 551		$ 551
Net uncollateralized derivative positions	$ 35		$ 25

 __ _______
1 Assets and liabilities included in other assets and other liabilities, respectively in the consolidated balance sheets.
2 Excludes $1 million and $152 million of securities received and posted, respectively, as collateral on derivative transactions.
3 Excludes $8 million and $28 million of securities received and posted, respectively, as collateral on derivative transactions.

The fair value of embedded derivatives on annuity programs were $1.9 billion and $226 million as of December 31, 2011 and 2010, respectively, which are included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes realized gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations for the years ended December 31:

(in millions)	2011	2010	2009
Derivatives designated and qualifying as hedging instruments	$ (4)	$ (9)	$ (25)
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ (44)	$ (39)	$ (197)
Equity contracts	(45)	(389)	(739)
Credit default swaps	-	(5)	8
Other derivative contracts	(23)	(151)	9
Net interest settlements	34	16	(151)
Total derivative losses1	$ (82)	$ (577)	$ (1,095)
Embedded derivatives on guaranteed benefit annuity programs	(1,674)	98	1,432
Other revenue on guaranteed benefit annuities	120	94	63
Change in embedded derivative liabilities and related fees	$ (1,554)	$ 192	$ 1,495
Net realized derivative (losses) gains	$ (1,636)	$ (385)	$ 400

_________

1 Included in total derivative losses are economic hedging gains of $1.0 billion, losses of $347 million and $1.1 billion related to guaranteed benefit annuity program as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(8)      Fair Value of Financial Instruments

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 620	$ 6	$ 4	$ 630
Obligations of states and political subdivisions	-	1,678	-	1,678
Debt securities issued by foreign governments	120	-	-	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	-	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	-	1,377	2	1,379
Collateralized debt obligations	-	55	247	302
Other asset-backed securities	-	209	4	213
Total fixed maturity securities at fair value	$ 1,304	$ 26,306	$ 1,591	$ 29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	-	1,125
Trading securities	-	-	38	38
Total other investments at fair value	$ 24	$ 1,116	$ 43	$ 1,183
Investments at fair value	$ 1,328	$ 27,422	$ 1,634	$ 30,384
Cash and cash equivalents	49	-	-	49
Derivative assets	-	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194
Assets at fair value	$ 63,619	$ 30,626	$ 4,590	$ 98,835

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (1,842)	$ (1,842)
Equity indexed annuities	-	-	(63)	(63)
Total future policy benefits and claims	$ -	$ -	$ (1,905)	$ (1,905)
Derivative liabilities	(21)	(2,209)	(6)	(2,236)
Liabilities at fair value	$ (21)	$ (2,209)	$ (1,911)	$ (4,141)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2011:

	Balance as of					Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)				into	out of	December 31,
(in millions)	2010	In earnings1	In OCI	Purchases	Sales	Level 3	Level 3	2011

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 114	$ -	$ 4	$ 41	$ (43)	$ 1	$ -	$ 117
Corporate private securities	1,161	(10)	26	161	(242)	163	(50)	1,209
Residential mortgage-backed securities	9	-	-	-	-	-	(1)	8
Commercial mortgage-backed securities	2	-	-	-	-	-	-	2
Collateralized debt obligations	191	(2)	5	87	(34)	-	-	247
Other fixed maturity securities	18	5	-	16	(20)	3	(14)	8
Total fixed maturity securities at fair value	$ 1,495	$ (7)	$ 35	$ 305	$ (339)	$ 167	$ (65)	$ 1,591
Other investments at fair value	45	(4)	-	5	(3)	-	-	43
Derivative assets	211	131	-	719	(57)	-	-	1,004
Separate account assets	1,805	147	-	-	-	-	-	1,952
Assets at fair value	$ 3,556	$ 267	$ 35	$ 1,029	$ (399)	$ 167	$ (65)	$ 4,590

Liabilities
Future policy benefits and claims:
Living benefits	$ (168)	$ (1,674)	$ -	$ -	$ -	$ -	$ -	$ (1,842)
Equity indexed annuities	(58)	(5)	-	-	-	-	-	(63)
Total future policy benefits and claims	$ (226)	$ (1,679)	$ -	$ -	$ -	$ -	$ -	$ (1,905)
Derivative liabilities	(4)	(2)	-	-	-	-	-	(6)
Liabilities at fair value	$ (230)	$ (1,681)	$ -	$ -	$ -	$ -	$ -	$ (1,911)

__________
1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(6) million for other investments, $154 million for derivative assets and $(1.7) billion for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities.  There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities at fair value	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Short-term investments	25	1,037	-	1,062
Trading securities	-	-	45	45
Total other investments at fair value	$ 35	$ 1,069	$ 45	$ 1,149
Investments at fair value	$ 1,272	$ 24,771	$ 1,540	$ 27,583
Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets	12,325	50,745	1,805	64,875
Assets at fair value	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (168)	$ (168)
Equity indexed annuities	-	-	(58)	(58)
Total future policy benefits and claims	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Liabilities at fair value	$ (18)	$ (524)	$ (230)	$ (772)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2010:

	Balance as of				Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)		Activity	into	out of	December 31,
(in millions)	2009	In earnings1	In OCI	in period	Level 3	Level 3	2010

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 215	$ 1	$ 4	$ (15)	$ 1	$ (92)	$ 114
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161
Residential mortgage-backed securities	2,034	(1)	4	(12)	2	(2,018)	9
Commercial mortgage-backed securities	405	-	1	-	-	(404)	2
Collateralized debt obligations	240	(27)	29	(67)	16	-	191
Other fixed maturity securities	169	(9)	8	(11)	-	(139)	18
Total fixed maturity securities at fair value	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495
Other investments at fair value	56	10	-	(20)	-	(1)	45
Derivative assets	331	(91)	-	(29)	-	-	211
Separate account assets	1,628	177	-	-	-	-	1,805
Assets at fair value	$ 6,265	$ 63	$ 77	$ (422)	$ 330	$ (2,757)	$ 3,556

Liabilities
Future policy benefits and claims:
Living benefits	$ (266)	$ 98	$ -	$ -	$ -	$ -	$ (168)
Equity indexed annuities	(45)	(13)	-	-	-	-	(58)
Total future policy benefits and claims	$ (311)	$ 85	$ -	$ -	$ -	$ -	$ (226)
Derivative liabilities	(2)	(2)	-	-	-	-	(4)
Liabilities at fair value	$ (313)	$ 83	$ -	$ -	$ -	$ -	$ (230)
__________

1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(2) million for other investments, $(69) million for derivative assets, $85 million for future policy benefits and claims and $(2) million for derivative liabilities.

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities, which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data.

There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2010.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Use of Net Asset Value for Estimating Fair Value

The Company uses net asset value to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate accounts.

All but one of these mutual fund investments are included in Level 2 and had fair values totaling $50.0 billion as of December 31, 2010. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at net asset value daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, net asset value has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.3 billion as of December 31, 2011 and 2010, respectively, and is included in Level 3.

Contractholders have the ability to select and change investment categories, which will result in the underlying mutual funds being purchased and sold in the future.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value measurement.  Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of December 31.  The valuation techniques used to estimate these fair values are described below.

	2011		2010
	Carrying	Fair	Carrying	Fair
(in millions)	value	value	value	value

Assets
Investments:
Mortgage loans held-for-investment	$ 5,748	$ 5,861	$ 6,125	$ 5,863
Policy loans	$ 1,008	$ 1,008	$ 1,088	$ 1,088

Liabilities
Investment contracts	$ 18,318	$ 17,992	$ 17,962	$ 17,618
Short-term debt	$ 777	$ 777	$ 300	$ 300
Long-term debt	$ 991	$ 1,081	$ 978	$ 1,039

Mortgage loans held-for-investment:  The fair values of mortgage loans held-for-investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investment contracts:  For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2011	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2011, 2010 and 2009.  As of the 2011, 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2011 and 2010 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(10)       Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2011	2010

Liabilities:
Future policyholder benefits	$ 1,761	$ 1,794
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	27	28
Policyholder dividend obligation	156	121
Other policy obligations and liabilities	26	13
Total liabilities	$ 2,113	$ 2,099

Assets:
Fixed maturity securities available-for-sale	$ 1,424	$ 1,312
Mortgage loans, net	210	224
Policy loans	170	186
Other assets	105	162
Total assets	$ 1,909	$ 1,884
Excess of reported liabilities over assets	204	215

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 42	$ 73
Adjustment to policyholder dividend obligation	(42)	(73)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 204	$ 215

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,424	$ 1,312
Amortized cost	1,292	1,222
Shadow policyholder dividend obligation	(132)	(90)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2011	2010	2009

Revenues:
Premiums	$ 77	$ 83	$ 90
Net investment income	102	101	106
Realized investment (losses) gains	(3)	(3)	2
Realized losses credited to policyholder benefit obligation	(1)	(1)	(7)
Total revenues	$ 175	$ 180	$ 191

Benefits and expenses:
Policy and contract benefits	$ 145	$ 131	$ 133
Change in future policyholder benefits and interest credited to
policyholder accounts	(35)	(23)	(24)
Policyholder dividends	55	56	59
Change in policyholder dividend obligation	(8)	(3)	4
Other expenses	1	1	1
Total benefits and expenses	$ 158	$ 162	$ 173

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 17	$ 18	$ 18
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 11	$ 12	$ 12

Maximum future earnings from assets and liabilities:
Beginning of period	$ 215	$ 227	$ 239
Change during period	(11)	(12)	(12)
End of period	$ 204	$ 215	$ 227

Cumulative closed block earnings from inception through December 31, 2011, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $23 million, $31 million and $32 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(11)	Short-Term Debt

The following table summarizes short-term debt and weighted average annual interest rates as of December 31:

(in millions)	2011	2010

$600 million commercial paper program (0.30% and 0.35%, respectively)	$ 300	$ 300
$600 million promissory note and line of credit (1.73% in 2011)	$ 477	$ -
Total short-term debt	$ 777	$ 300

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility upon expiration of its existing facility of the same amount. The new facility matures in May 2015 and is subject to various covenants, as defined in the agreement.  NLIC had no amounts outstanding under the new or existing facilities as of December 31, 2011 and December 31, 2010.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. London Interbank Offered Rate (LIBOR) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, NLIC may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is April 2012, subject to automatic renewal for additional one year periods unless either party terminates the agreement.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million.  The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. LIBOR.  The Company had no amounts outstanding under this agreement as of December 31, 2011 and 2010.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements.  The Company was in compliance with all covenants as of December 31, 2011 and 2010.

The amount of interest paid on short-term debt was $5 million in 2011 and immaterial in 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(12)       Long-Term Debt

The following table summarizes long-term debt as of December 31:

(in millions)	2011	2010

8.15% surplus note, due June 27, 2032, payable to NFS	$ 300	$ 300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	285	272
Other	6	6
Total long-term debt	$ 991	$ 978

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2016.  The Company made interest payments on this surplus note of $9 million during 2011. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2011, 2010 and 2009.  Payments of interest and principal under the notes require the prior approval of the ODI.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(13)	Federal Income Taxes

The following table summarizes the federal income tax (benefit) expense attributable to (loss) income before income attributable to noncontrolling interests, for the years ended December 31:

(in millions)	2011	2010	2009

Current tax expense (benefit)	$ 55	$ (91)	$ 165
Deferred tax (benefit) expense	(437)	115	(117)
Total tax (benefit) expense	$ (382)	$ 24	$ 48

Total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to (loss) income before federal income taxes and noncontrolling interests, as follows for the years ended December 31:

	2011		2010		2009
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$ (252)	35%	$ 71	35%	$ 107	35%
Dividend received deduction	(99)	14%	(50)	(25)%	(56)	(18)%
Impact of noncontrolling interest	20	(3)%	21	10%	18	6%
Tax credits	(30)	4%	(27)	(13)%	(21)	(7)%
Change in tax contingency reserve	(15)	2%	(5)	(2)%	5	2%
Other, net	(6)	1%	14	7%	(5)	(2)%
Total	$ (382)	53%	$ 24	12%	$ 48	16%

The Company’s current federal income tax receivable (liability) was $16 million and $(50) million as of December 31, 2011 and 2010, respectively.

Total federal income taxes paid (refunded) were $121 million, $(35) million, and $(59) million during the years ended December 31, 2011, 2010, and 2009, respectively.

During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD).  During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

As of December 31, 2011, the Company no longer has a capital loss carryforward.  The Company has $59 million in low-income-housing credit carryforwards, which expire between 2026 and 2031 and $126 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2011	2010

Deferred tax assets:
Future policy benefits and claims	$ 1,193	$ 1,030
Derivatives	574	27
Capital loss carryforwards	-	178
Tax credit carryforwards	185	145
Other	323	236
Gross deferred tax assets	$ 2,275	$ 1,616
Valuation allowance	(18)	(24)
Net deferred tax assets	$ 2,257	$ 1,592

Deferred tax liabilities:
Deferred policy acquisition costs	(1,291)	$ (1,071)
Available-for-sale securities	(764)	(670)
Value of business acquired	(86)	(89)
Other	(217)	(150)
Gross deferred tax liabilities	$ (2,358)	$ (1,980)
Net deferred tax liability	$ (101)	$ (388)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  The valuation allowance was $18 million and $24 million as of December 31, 2011 and 2010, respectively.  The change in valuation allowance for the year ended December 31, 2011 was $6 million, while there was no change in the valuation allowance for the year ended December 31, 2010 or 2009.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2011	2010	2009

Balance at beginning of period	$ 119	$ 95	$ 44
Additions for current year tax positions	9	18	37
Additions for prior years tax positions	-	19	15
Reductions for prior years tax positions	(52)	(13)	(1)
Balance at end of period	$ 76	$ 119	$ 95

The Company believes it is reasonably possible that approximately $48 million of unrecognized tax benefits will be recognized during 2012, mostly as a result of an industry issue resolution program with the Internal Revenue Service (IRS).  These tax benefits are primarily bad debt deductions related to certain investment impairments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2006 through 2008.  Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and materially differ from GAAP.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2011	2010	2009

Statutory net income (loss)
NLIC	$ 18	$ 560	$ 397
NLAIC	$ (61)	$ (50)	$ (61)

Statutory capital and surplus
NLIC	$ 3,591	$ 3,686	$ 3,130
NLAIC	$ 302	$ 287	$ 214

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.   During the year ended December 31, 2011, 2010 and 2009, NLIC did not pay any dividends to NFS.  As of January 1, 2012, NLIC has the ability to pay dividends to NFS totaling $359 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (NAIC) Risk Based Capital (RBC) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that were developed by the NAIC.  The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)       Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive income for the years ended December 31:

(in millions)	Unrealized gains on available-for-sale securities	Unrealized gains (losses) on derivatives used in cash flow hedging relationships	Other unrealized losses	Total other comprehensive income
Year ended December 31, 2011
Other comprehensive income before federal income taxes	438	18	-	456
Federal income tax expense	(145)	(6)	-	(151)
Total other comprehensive income	293	12	-	305

Year ended December 31, 20101
Other comprehensive income before federal income taxes	862	27	-	889
Federal income tax expense	(302)	(9)	-	(311)
Total other comprehensive income	560	18	-	578

Year ended December 31, 20092
Other comprehensive income (loss) before federal income taxes	2,088	(4)	(14)	2,070
Federal income tax (expense) benefit	(731)	1	5	(725)
Total other comprehensive income (loss)	1,357	(3)	(9)	1,345

_______

1
During 2010, the adoption of ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

2
The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(16)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2011, 2010, and 2009, the Company made payments to NMIC and NSC totaling $241 million, $250 million, and $241 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion as of December 31, 2011 and 2010.  Total revenues from these contracts were $148 million, $139 million, and $143 million for the years ended December 31, 2011, 2010, and 2009, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $122 million, $115 million, and $116 million for the years ended December 31, 2011, 2010, and 2009, respectively.  The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2011, 2010 and 2009, the Company made lease payments to NMIC of $14 million, $20 million, and $21 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2011, 2010, and 2009 were $203 million, $209 million, and $177 million, respectively, while benefits, claims and expenses ceded during these years were $212 million, $241 million, and $196 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2011, 2010, and 2009, customer allocations to NFG funds totaled $21.9 billion, $30.5 billion, and $23.7 billion, respectively.  For the years ended December 31, 2011, 2010, and 2009, NFG paid the Company $129 million, $103 million, and $79 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $994 million and $762 million as of December 31, 2011 and 2010, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2011, 2010, and 2009 were $64 million, $61 million, and $48 million, respectively.

During 2009, NLIC received a $20 million capital contribution from NFS.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

During 2011 and 2010, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million and $117 million, respectively, to NMIC.  The sales resulted in a net realized loss of $5 million and $21 million in 2011 and 2010, respectively.

(17)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members. On February 28, 2011, the Court in the Gwin case entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys’ fees and costs, but barring them from asserting any other claims for indemnification. On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NLIC and NRS seeking indemnification. These claims seeking indemnification remain severed. On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC. On December 31, 2011, the Court denied NRS’s motion to certify this order for an interlocutory appeal. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009.  NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company. The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plans at issue in this case are governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who were employed at any point after October 29, 2004 by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program.  Alternatively, if the Court determines that the Plans are not governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who are currently employed or previously were employed at any point after October 29, 2006, by a government entity that is or was a member of the National Association of Counties (NACo), and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program. The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - NRS, Breach of Fiduciary Duty - NRS, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering NRS and NACo to restore all plan losses, (b) ordering NRS to refund all fees associated with NRS’s Plan to Plaintiffs and Class members, (c) ordering NACo and NRS to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from NRS for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.  On March 21, 2011, NRS filed a motion to dismiss the plaintiffs' first amended complaint.  On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint. On November 25, 2011 the District Court entered an Order granting NACO's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case. On December 27, 2011, the plaintiffs filed a notice of appeal. NRS intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS.  The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies’ in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court. On June 28, 2011, the Companies application to the Missouri Supreme Court to hear a further appeal was denied. On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%. On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company.  The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that NMIC and NLIC are not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.    On July 13, 2011, NMIC and NLIC filed a motion to dismiss the case.    Plaintiffs filed their opposition to NMIC and NLIC’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The State Court issued its opinion on January 23, 2012.  Plaintiffs filed a Notice of Appeal to the Eighth District Court of Appeals on January 30, 2012.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves as described in Note 2. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

In July 2009, the IRS completed an audit of the Company’s tax years 2003 to 2005 and issued a Revenue Agent’s Report (RAR) and 30-Day Letter.  The RAR challenged the Company’s dividends received deduction which the Company appealed based on the technical merits.  In 2011, the Company favorably settled this position through IRS Appeals and as a result recorded previously unrecognized tax benefits.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions, divestitures and leases. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(18)       Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended December 31:

(in millions)	2011	2010	2009

Premiums
Direct	$ 832	$ 808	$ 761
Assumed	-	5	12
Ceded	(301)	(329)	(303)
Net	$ 531	$ 484	$ 470

Life, accident and health insurance in force
Direct	$ 209,732	$ 208,920	$ 208,485
Assumed	5	10	8
Ceded	(60,499)	(64,755)	(76,136)
Net	$ 149,238	$ 144,175	$ 132,357

Total amounts recoverable under reinsurance contracts totaled $704 million, $739 million and $755 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(19)       Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.    The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with certain living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2011
Revenues:
Policy charges	$ 781	$ 96	$ 629	$ -	$ 1,506
Premiums	234	-	297	-	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses1	-	-	-	(1,546)	(1,546)
Other-than-temporary impairment losses	-	-	-	(67)	(67)
Other revenues2	(59)	-	-	(1)	(60)
Total revenues	$ 1,483	$ 811	$ 1,459	$ (1,545)	$ 2,208

Benefits and expenses:
Interest credited to policyholder accounts	$ 374	$ 441	$ 198	$ 20	$ 1,033
Benefits and claims	476	-	598	(12)	1,062
Policyholder dividends	-	-	67	-	67
Amortization of DAC	96	19	103	(142)	76
Amortization of VOBA and other intangible assets	1	-	12	(2)	11
Interest expense	-	-	-	70	70
Other operating expenses	182	158	181	88	609
Total benefits and expenses	$ 1,129	$ 618	$ 1,159	$ 22	$ 2,928

Income (loss) before federal income taxes
and noncontrolling interests	$ 354	$ 193	$ 300	$ (1,567)	$ (720)
Less: non-operating net realized investment losses1	-	-	-	1,546
Less: non-operating net other-than-temporary impairment losses	-	-	-	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(156)
Less: net loss attributable to noncontrolling interest	-	-	-	56
Pre-tax operating earnings (loss)	$ 354	$ 193	$ 300	$ (54)

Assets as of year end	$ 58,218	$ 25,211	$ 22,959	$ 6,294	$ 112,682
_________
1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other revenues2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) before federal income taxes
and noncontrolling interests	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other revenues2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) before federal income taxes
and noncontrolling interests	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                      Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2011 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 506	$ 630	$ 630
Obligations of states and political subdivisions	1,501	1,678	1,678
Debt securities issued by foreign governments	102	120	120
Public utilities	2,429	2,687	2,687
All other corporate	22,939	24,086	24,086
Total fixed maturity securities, available-for-sale	$ 27,477	$ 29,201	$ 29,201
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$ 6	$ 6	$ 6
Nonredeemable preferred stocks	13	14	14
Total equity securities, available-for-sale	$ 19	$ 20	$ 20
Trading assets	49	38	38
Mortgage loans, net of allowance	5,801		5,748
Policy loans	1,008		1,008
Other investments	528		528
Short-term investments	1,125		1,125
Total investments	$ 36,007		$ 37,668

__________

1   Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                      Supplementary Insurance Information

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)
Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2011
Individual Investments	$ 2,709	$ 12,550			$ 234
Retirement Plans	269	12,638			-
Individual Protection	1,877	9,338			297
Corporate and Other	(430)	726			-
Total	$ 4,425	$ 35,252			$ 531
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2011
Individual Investments	$ 527	$ 850	$ 96	$ 183
Retirement Plans	715	441	19	158
Individual Protection	533	863	103	193
Corporate and Other	69	8	(142)	156
Total	$ 1,844	$ 2,162	$ 76	$ 690
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697

________

1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2   Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                      Reinsurance

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2011

Life, accident and health
insurance in force	$ 209,732	$ (60,499)	$ 5	$ 149,238	-

Premiums:
Life insurance 1	$ 596	$ (65)	$ -	$ 531	-
Accident and health insurance	236	(236)	-	-	-
Total	$ 832	$ (301)	$ -	$ 531	-

2010

Life, accident and health
insurance in force	$ 208,920	$ (64,755)	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ (88)	$ 1	$ 483	0.2%
Accident and health insurance	238	(241)	4	1	NM
Total	$ 808	$ (329)	$ 5	$ 484	1.0%

2009

Life, accident and health
insurance in force	$ 208,485	$ (76,136)	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ (80)	$ -	$ 469	-
Accident and health insurance	212	(223)	12	1	NM
Total	$ 761	$ (303)	$ 12	$ 470	2.6%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                      Valuation and Qualifying Accounts

Years ended December 31, 2011, 2010, and 2009 (in millions)

Column A	Column B	Column C		Column D	Column E

	Balance at	Charged to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2011
Valuation allowances - mortgage loans	$ 96	$ 25	$ -	$ 61	$ 60

2010
Valuation allowances - mortgage loans	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans	$ 42	$ 85	$ -	$ 50	$ 77

__________
1	Amounts generally represent payoffs, sales and recoveries.
PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-7:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2011 .

Statement of Operations for the year ended
December 31, 2011 .

Statements of Changes in Contract Owners'
Equity for the years ended December 31, 2011
and 2010 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of Operations for the years
ended December 31, 2011 , 2010 and 2009 .

Consolidated Balance Sheets as of December 31, 2011
and 2010 .

Consolidated Statements of Changes in Equity
as of December 31, 2011 , 2010 and 2009 .

Consolidated Statements of Cash Flows for the years
ended December 31, 2011 , 2010 and 2009 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.	(b) Exhibits

(1)
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with the initial Registration Statement on November 5, 1994 (File No. 033-82174) and hereby incorporated by reference.

(2)	Not Applicable

(3)
Form of the Underwriting or Distribution contracts between the Depositor and the Principal Underwriter - Filed previously with Post-Effective Amendment No. 14 on February 5, 2002 (File No. 033-89560) and hereby incorporated by reference.

(4)	The form of the variable annuity contract - Filed previously with Post-Effective No. 2 on October 31, 1997 (File No. 033-89560) and hereby incorporated by reference.

(5)	The variable annuity application – Filed previously with Post-Effective Amendment No. 14 on February 5, 2002 (File No. 033-89560) and hereby incorporated by reference.

(6)	Depositor's Certificate of Incorporation and By-Laws -

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company - Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company - Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009 - Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

(7)	Not Applicable

(8)	Form of Participation Agreements –

The following Fund Participation Agreements were previously filed on July 17, 2007 with Pre-Effective Amendment No. 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, as document "aimfpa99h1.htm".

(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm".

(3)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, as document "fedfpa99h4.htm".

(4)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, as document "fidifpa99h5.htm".

(5)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, as document "frankfpa99h8.htm".

(6)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, as document "mfsfpa99h11.htm".

(7)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, as document "nwfpa99h12a.htm".

(8)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2006, as amended, as document "nwfpa99h12b.htm".

(9)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, as document "neuberfpa99h13.htm".

(10)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, as document "oppenfpa99h14.htm".

(11)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, as document "univfpa99h16.htm".

The following Fund Participation Agreements were previously filed on September 27, 2007 with Pre-Effective Amendment No. 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.

(12)
Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, as document "alliancebernsteinfpa.htm".

(13)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document "putnamfpa.htm".

(14)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989, as document "vaneckfpa.htm".

(15)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004, as document "blackrockfpa.htm".

(16)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, as document "waddellreedfpa.htm".

(17)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC, as amended, dated March 28, 2002, as document "pimcofpa.htm".

(18)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004, as document "wellsfargofpa.htm".

The following Fund Participation Agreement was previously filed on April 16, 2008 with Post-Effective Amendment No. 20 of registration statement (333-103094) under Exhibit 24(b), and is hereby incorporated by reference.

(19)
Fund Participation Agreement with Vision Group of Funds, M&T Asset Management (Division of Manufacturers and Traders Trust Company), and Federated Securities Corp., dated June 1, 2002, as document "mtbfpa.htm".

For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(9)	Opinion of Counsel - Filed previously with Post-Effective No. 24 on April 26, 2007 (File No. 033-89560) under document "opinionofcounsel.htm" and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Robert P. McIsaac
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO ACS	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Mark A. Gaetano
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Marketing	Gordon E. Hecker
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Strategic Initiatives	Robert J. Dickson
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries
COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio	The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands	The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa	The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa	The company is a property and casualty insurance holding company.
ALLIED Insurance Company of America	Ohio	The company is organized to write commercial lines insurance business.
ALLIED Property and Casualty Insurance Company	Iowa	The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas	The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company.
AMCO Insurance Company	Iowa	The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida	The company is an underwriting manager for ocean cargo and hull insurance.
Champions of the Community, Inc.	Ohio	The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas	The company underwrites non-standard automobile and motorcycle insurance and other commercial liability coverages in Texas.
Crestbrook Insurance Company	Ohio	The company is a multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa	The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California	The company places non-California pet insurance business not written by Veterinary Pet Insurance Company.
Farmland Mutual Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio	The company operates as a multi-line insurance company.
Gates McDonald of Ohio, LLC	Ohio
The company provided services to employers for managing workers’ and unemployment compensation matters and employee benefit costs.  The company is currently winding down to permit its eventual dissolution.

Gates, McDonald & Company of New York, Inc.	New York	The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus, LLC	Ohio	The company provided medical management and cost containment services to employers. The company is currently winding down to permit its eventual dissolution.
Insurance Intermediaries, Inc.	Ohio	The company is an insurance agency and provides commercial property and casualty brokerage services.
Life Reo Holdings, LLC	Ohio	The company is an investment holding company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Lone Star General Agency, Inc.	Texas	The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin	The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England	This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa	The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America	Ohio	The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio	The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio	The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.
Nationwide Assurance Company	Wisconsin	The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federally chartered savings bank supervised by the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health (Ohio), LLC	Ohio	The company provided employee population health management. The company is currently winding down to permit its eventual dissolution.
Nationwide Better Health Holding Company, LLC	Ohio	The company is a holding company. The company is currently winding down to permit its eventual dissolution.
Nationwide Cash Management Company	Ohio	The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio	The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio	The company acts as a holding company.
Nationwide Emerging Managers, LLC	Delaware	The company acts as a holding company.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio	The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio	The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.)	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide Financial Structured Products, LLC	Ohio	The company captures and reports the results of the structured products business unit.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware	The trust acts as a registered investment advisor.
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio	The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio	The company acts as a holding company.
Nationwide Global Ventures, Inc.	Delaware	The company acts as a holding company.
Nationwide Indemnity Company*	Ohio	The company is involved in the reinsurance business and assumes business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin	The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio	The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation*	Ohio	The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio	The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company.  The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company*	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio	The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.
Nationwide Lloyds	Texas	The company markets commercial and property insurance in Texas.
Nationwide Mutual Fire Insurance Company	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio	The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio	The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio	The company provides alarm systems and security guard services.
Nationwide Realty Investors, Ltd.*	Ohio	The company is engaged in the business of developing, owning and operating real estate and real estate investment.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide Realty Services, Ltd.	Ohio	The company provides relocation services to Nationwide associates.
Nationwide Retirement Solutions, Inc.*	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware	The trust acts as a holding company.
Nationwide Sales Solutions, Inc.	Iowa	The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Services Company, LLC	Ohio	The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware	The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware	The company is an investment holding company.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
NWD Asset Management Holdings, Inc.	Delaware	The company acts as a holding company.
NWD Investment Management, Inc.	Delaware	The company acts as a holding company and provides other business services for the NWD Investments Management group of companies.
NWD Management & Research Trust	Delaware	The company acts as a holding company for the NWD Investments Management group.
Olentangy Reinsurance, LLC	Vermont	The company is a captive life reinsurance company.
Pension Associates, Inc.	Wisconsin	The company provides pension plan administration and recordkeeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa	The company is an insurance agency.
Privilege Underwriters, Inc.	Delaware	The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida	The company acts as a reciprocal insurance company.
Pure Insurance Company	Florida	The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida	The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda	The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Riverview International Group, Inc.	Delaware	The company is an inactive shell company.
Scottsdale Indemnity Company	Ohio	The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio	The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona	The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.	Delaware	The company acts as a holding company.
Titan Auto Insurance of New Mexico, Inc.	New Mexico	The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas	The company is a multi-line insurance company that operates primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan	The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas	The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California	The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana	The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio	The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio	The company is a property and casualty insurance company.
VPI Services, Inc.	California	The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona	The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas	The company acts as a holding company for the Titan group.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida	The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
MFS Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Multi-Flex Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-A*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-B*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-C*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-D*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-II*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-3*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-4*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-5*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-6*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-7*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-8*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-9*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-10*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-11*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-12*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-13*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-14*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-15	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-16	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-17	Ohio	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account 1*	Pennsylvania	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account A*	Delaware	Issuer of variable annuity contracts.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide VL Separate Account-A	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-B	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-C*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-D*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-G*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-2*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-3*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-4*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-5*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-6*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-7*	Ohio	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account 1*	Pennsylvania	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account A*	Delaware	Issuer of variable life insurance policies.

The ownership and control of each of the companies/entities listed above (including the percentage of voting securities owned or other basis of control) is shown in the following organizational chart.

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
NATIONWIDE INSURANCE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2% Fire–4.8%
(See Page 2) OH
RETENTION ALTERNATIVES, LTD.
Common Stock:120,000Shares
Fire–100% BER
ALLIED GROUP, INC. (AGI)
Common Stock 850 Shares
Casualty–100% IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock:30,136 Shares
Casualty–100% OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock:100 Shares
Casualty-100% DE
ALLIED INSURANCE COMPANY OF AMERICA
Common Stock:5,000 Shares
Casualty–100% OH
CRESTBROOK INSURANCE COMPANY
Common Stock:52,000 Shares
Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100% WI
NCC OF AMERICA, LTD. (INACTIVE)
Common Stock:300,000Shares
NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock:500,000Shares
Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock:949,992Shares
Casualty–100%
Other Capital:
Casualty–Pfd. IA
NATIONWIDE ASSURANCE COMPANY
Common Stock:1,750 Shares
Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock:20,000Shares
Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock:28,000Shares
Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock:10,000Shares
Casualty–100% OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock:60,000Shares
Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY
Common Stock:50,000Shares
Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock:1,615 Shares
Casualty-100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III-100% OH
LONE STAR GENERAL AGENCY, INC.
Common Stock:1,000 Shares
Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star TX
NATIONWIDE REALTY SERVICES, LTD.
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE ARENA LLC
Casualty–90% OH
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95.05%
NW Indemnity–4.95% OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100% OH
1492 CAPITAL, LLC (1492)
Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7% FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100% FL
PURE INSURANCE COMPANY
PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock:300,000Shares
AGI–100% IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock:300,000 Shares
AGI–100% IA
ALLIED GENERAL AGENCY COMPANY
Common Stock:5,000 Shares
AMCO–100% IA
ALLIED TEXAS AGENCY, INC.
Common Stock:1,000 Shares
AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock:300,000Shares
AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock:12,500 Shares
AGI–100% WI
PREMIER AGENCY, INC.
Common Stock:100,000Shares
AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock:20,000 Shares
AGI–100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock:333,837 Shares
AMCO–87.3%
Allied P&C–8.47%
Depositors–4.23% IA
AGMC REINSURANCE, LTD.
Common Stock:11,000Shares
NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock:10,000 Shares
SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY
Common Stock:4,776,076Shares
SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY
Common Stock: 292,000 Shares
SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI)
Common Stock:6,935,387Shares
SIC–100% CA
DVM INSURANCE AGENCY, INC.
VPI–100% CA
V.P.I. SERVICES INC.
VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN)
Common Stock:4,319,951Shares
THI-100% TX
TITAN INSURANCE COMPANY
Common Stock:1,000,000Shares
Titan-100% MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock:1,000 Shares
THI-100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100% NM
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100% FL
TITAN INSURANCE SERVICES, INC.
Common Stock: 1 Share
Whitehall-100% TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,500 Shares
THI-100% OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,500 Shares
Victoria Fire-100% IN
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line
March 31, 2012
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC.
Common Stock: 1 Share
NW Corp.–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.–100%
DE
RIVERVIEW INTERNATIONAL GROUP, INC.
NWD Manage – 100%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest–19%
Casualty–70%
Fire–10%
DE
NATIONWIDE EMERGING MANAGERS, LLC
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI–100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV–99%
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY, LLC (NBHH)
NW Corp–75%
NMFIC - 25%
OH
NATIONWIDE BETTER HEALTH (OHIO), LLC.
NBHH–100%
OH
GATES, MCDONALD OF OHIO, LLC (GATES)
NBHH –100%
OH
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATESMCDONALD HEALTH PLUS, LLC.
Gates–100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 100 Shares
NW Corp.–100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
OLENTANGY REINSURANCE, LLC
NLAIC - 100%
VT
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LIFE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NATIONWIDE FUND ADVISORS
Common Stock: 250,000Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock:1,000 Shares
NFS-100%
WI
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI–100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC.
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI - 100%
DE
NATIONWIDE FINANCIAL GENERAL AGENCY, INC
Common Stock: 1,000 Shares
NFSDI - 100%
PA
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

March 31, 2012

Page 2

(Nationwide Corp. subsidiaries)

Item 27.	Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 201 2 was 5,543 and , 4,990 respectively.

Item 28.	Indemnification

Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.	Management Services

Not Applicable

Item 32.	Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-7, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 25 th day of April, 2012 .

NATIONWIDE VARIABLE ACCOUNT-7
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)
By/s/ TIMOTHY D. CRAWFORD
                    Timothy D. Crawford
                Attorney-in-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 25 th day of April, 2012 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Individual Products & Solutions and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact